UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2026

Date of reporting period:	April 30, 2026

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class A

SRCMX

California Municipal Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$686,835
  Total Number of Portfolio Holdings214
  Portfolio Turnover Rate (annualized)37.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	102.44%
Common Stocks	0.01%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
California	97.17%
Puerto Rico	3.72%
Guam	1.55%
Nevada	0.01%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV826SARA-0

Class C

SRCCX

California Municipal Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$686,835
  Total Number of Portfolio Holdings214
  Portfolio Turnover Rate (annualized)37.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	102.44%
Common Stocks	0.01%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
California	97.17%
Puerto Rico	3.72%
Guam	1.55%
Nevada	0.01%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV826SARC-0

Institutional

PCMFX

California Municipal Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$686,835
  Total Number of Portfolio Holdings214
  Portfolio Turnover Rate (annualized)37.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	102.44%
Common Stocks	0.01%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
California	97.17%
Puerto Rico	3.72%
Guam	1.55%
Nevada	0.01%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.46)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV826SARI-0

Class A

CMPIX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,432,610
  Total Number of Portfolio Holdings480
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	58.71%
U.S. Government & Government Agency Obligations	39.34%
Investment Companies	1.23%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	24.41%
Financial	22.57%
Government	14.93%
Utilities	10.72%
Consumer, Non-cyclical	8.59%
Communications	4.77%
Industrial	3.27%
Energy	2.95%
Consumer, Cyclical	2.92%
Technology	1.78%
Money Market Funds	1.23%
Asset Backed Securities	0.61%
Basic Materials	0.59%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARA-0

Class J

PIOJX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,432,610
  Total Number of Portfolio Holdings480
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	58.71%
U.S. Government & Government Agency Obligations	39.34%
Investment Companies	1.23%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	24.41%
Financial	22.57%
Government	14.93%
Utilities	10.72%
Consumer, Non-cyclical	8.59%
Communications	4.77%
Industrial	3.27%
Energy	2.95%
Consumer, Cyclical	2.92%
Technology	1.78%
Money Market Funds	1.23%
Asset Backed Securities	0.61%
Basic Materials	0.59%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARJ-0

Institutional

PIOIX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,432,610
  Total Number of Portfolio Holdings480
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	58.71%
U.S. Government & Government Agency Obligations	39.34%
Investment Companies	1.23%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	24.41%
Financial	22.57%
Government	14.93%
Utilities	10.72%
Consumer, Non-cyclical	8.59%
Communications	4.77%
Industrial	3.27%
Energy	2.95%
Consumer, Cyclical	2.92%
Technology	1.78%
Money Market Funds	1.23%
Asset Backed Securities	0.61%
Basic Materials	0.59%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARI-0

R-3

PIOOX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,432,610
  Total Number of Portfolio Holdings480
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	58.71%
U.S. Government & Government Agency Obligations	39.34%
Investment Companies	1.23%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	24.41%
Financial	22.57%
Government	14.93%
Utilities	10.72%
Consumer, Non-cyclical	8.59%
Communications	4.77%
Industrial	3.27%
Energy	2.95%
Consumer, Cyclical	2.92%
Technology	1.78%
Money Market Funds	1.23%
Asset Backed Securities	0.61%
Basic Materials	0.59%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARR3-0

R-5

PIOQX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,432,610
  Total Number of Portfolio Holdings480
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	58.71%
U.S. Government & Government Agency Obligations	39.34%
Investment Companies	1.23%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	24.41%
Financial	22.57%
Government	14.93%
Utilities	10.72%
Consumer, Non-cyclical	8.59%
Communications	4.77%
Industrial	3.27%
Energy	2.95%
Consumer, Cyclical	2.92%
Technology	1.78%
Money Market Funds	1.23%
Asset Backed Securities	0.61%
Basic Materials	0.59%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARR5-0

R-6

PICNX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,432,610
  Total Number of Portfolio Holdings480
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	58.71%
U.S. Government & Government Agency Obligations	39.34%
Investment Companies	1.23%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	24.41%
Financial	22.57%
Government	14.93%
Utilities	10.72%
Consumer, Non-cyclical	8.59%
Communications	4.77%
Industrial	3.27%
Energy	2.95%
Consumer, Cyclical	2.92%
Technology	1.78%
Money Market Funds	1.23%
Asset Backed Securities	0.61%
Basic Materials	0.59%
Other Assets and LiabilitiesFootnote Reference*	0.66%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARR6-0

Class A

PRBDX

Core Plus Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$490,458
  Total Number of Portfolio Holdings773
  Portfolio Turnover Rate (annualized)98.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	62.75%
U.S. Government & Government Agency Obligations	27.07%
Investment Companies	11.38%
Senior Floating Rate Interests	2.51%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.71)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	32.24%
Financial	15.96%
Asset Backed Securities	10.64%
Exchange-Traded Funds	7.94%
Consumer, Non-cyclical	5.86%
Consumer, Cyclical	4.09%
Utilities	4.09%
Government	4.09%
Industrial	3.82%
Technology	3.63%
Communications	3.57%
Money Market Funds	3.44%
Energy	2.65%
Basic Materials	1.69%
Other Assets and LiabilitiesFootnote Reference*	(3.71)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV825SARA-0

Class J

PBMJX

Core Plus Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$490,458
  Total Number of Portfolio Holdings773
  Portfolio Turnover Rate (annualized)98.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	62.75%
U.S. Government & Government Agency Obligations	27.07%
Investment Companies	11.38%
Senior Floating Rate Interests	2.51%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.71)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	32.24%
Financial	15.96%
Asset Backed Securities	10.64%
Exchange-Traded Funds	7.94%
Consumer, Non-cyclical	5.86%
Consumer, Cyclical	4.09%
Utilities	4.09%
Government	4.09%
Industrial	3.82%
Technology	3.63%
Communications	3.57%
Money Market Funds	3.44%
Energy	2.65%
Basic Materials	1.69%
Other Assets and LiabilitiesFootnote Reference*	(3.71)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV825SARJ-0

Institutional

PMSIX

Core Plus Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$490,458
  Total Number of Portfolio Holdings773
  Portfolio Turnover Rate (annualized)98.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	62.75%
U.S. Government & Government Agency Obligations	27.07%
Investment Companies	11.38%
Senior Floating Rate Interests	2.51%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.71)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	32.24%
Financial	15.96%
Asset Backed Securities	10.64%
Exchange-Traded Funds	7.94%
Consumer, Non-cyclical	5.86%
Consumer, Cyclical	4.09%
Utilities	4.09%
Government	4.09%
Industrial	3.82%
Technology	3.63%
Communications	3.57%
Money Market Funds	3.44%
Energy	2.65%
Basic Materials	1.69%
Other Assets and LiabilitiesFootnote Reference*	(3.71)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV825SARI-0

R-3

PBMMX

Core Plus Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$490,458
  Total Number of Portfolio Holdings773
  Portfolio Turnover Rate (annualized)98.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	62.75%
U.S. Government & Government Agency Obligations	27.07%
Investment Companies	11.38%
Senior Floating Rate Interests	2.51%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.71)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	32.24%
Financial	15.96%
Asset Backed Securities	10.64%
Exchange-Traded Funds	7.94%
Consumer, Non-cyclical	5.86%
Consumer, Cyclical	4.09%
Utilities	4.09%
Government	4.09%
Industrial	3.82%
Technology	3.63%
Communications	3.57%
Money Market Funds	3.44%
Energy	2.65%
Basic Materials	1.69%
Other Assets and LiabilitiesFootnote Reference*	(3.71)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV825SARR3-0

R-5

PBMPX

Core Plus Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$490,458
  Total Number of Portfolio Holdings773
  Portfolio Turnover Rate (annualized)98.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	62.75%
U.S. Government & Government Agency Obligations	27.07%
Investment Companies	11.38%
Senior Floating Rate Interests	2.51%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.71)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	32.24%
Financial	15.96%
Asset Backed Securities	10.64%
Exchange-Traded Funds	7.94%
Consumer, Non-cyclical	5.86%
Consumer, Cyclical	4.09%
Utilities	4.09%
Government	4.09%
Industrial	3.82%
Technology	3.63%
Communications	3.57%
Money Market Funds	3.44%
Energy	2.65%
Basic Materials	1.69%
Other Assets and LiabilitiesFootnote Reference*	(3.71)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV825SARR5-0

Class A

PGBAX

Diversified Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,188,539
  Total Number of Portfolio Holdings3,235
  Portfolio Turnover Rate (annualized)86.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	74.34%
U.S. Government & Government Agency Obligations	8.75%
Investment Companies	8.30%
Senior Floating Rate Interests	7.06%
Preferred Stocks	1.55%
Common Stocks	0.93%
Repurchase Agreements	0.53%
Convertible Bonds	0.08%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.96%
Consumer, Non-cyclical	11.04%
Mortgage Securities	9.49%
Government	7.57%
Energy	6.68%
Communications	6.54%
Consumer, Cyclical	6.41%
Industrial	6.30%
Technology	5.56%
Basic Materials	5.02%
Money Market Funds	4.98%
Utilities	3.80%
Exchange-Traded Funds	3.15%
Asset Backed Securities	1.87%
Closed-End Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV835SARA-0

Class C

PGDCX

Diversified Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,188,539
  Total Number of Portfolio Holdings3,235
  Portfolio Turnover Rate (annualized)86.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	74.34%
U.S. Government & Government Agency Obligations	8.75%
Investment Companies	8.30%
Senior Floating Rate Interests	7.06%
Preferred Stocks	1.55%
Common Stocks	0.93%
Repurchase Agreements	0.53%
Convertible Bonds	0.08%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.96%
Consumer, Non-cyclical	11.04%
Mortgage Securities	9.49%
Government	7.57%
Energy	6.68%
Communications	6.54%
Consumer, Cyclical	6.41%
Industrial	6.30%
Technology	5.56%
Basic Materials	5.02%
Money Market Funds	4.98%
Utilities	3.80%
Exchange-Traded Funds	3.15%
Asset Backed Securities	1.87%
Closed-End Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV835SARC-0

Institutional

PGDIX

Diversified Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,188,539
  Total Number of Portfolio Holdings3,235
  Portfolio Turnover Rate (annualized)86.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	74.34%
U.S. Government & Government Agency Obligations	8.75%
Investment Companies	8.30%
Senior Floating Rate Interests	7.06%
Preferred Stocks	1.55%
Common Stocks	0.93%
Repurchase Agreements	0.53%
Convertible Bonds	0.08%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.96%
Consumer, Non-cyclical	11.04%
Mortgage Securities	9.49%
Government	7.57%
Energy	6.68%
Communications	6.54%
Consumer, Cyclical	6.41%
Industrial	6.30%
Technology	5.56%
Basic Materials	5.02%
Money Market Funds	4.98%
Utilities	3.80%
Exchange-Traded Funds	3.15%
Asset Backed Securities	1.87%
Closed-End Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV835SARI-0

R-6

PGBLX

Diversified Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,188,539
  Total Number of Portfolio Holdings3,235
  Portfolio Turnover Rate (annualized)86.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	74.34%
U.S. Government & Government Agency Obligations	8.75%
Investment Companies	8.30%
Senior Floating Rate Interests	7.06%
Preferred Stocks	1.55%
Common Stocks	0.93%
Repurchase Agreements	0.53%
Convertible Bonds	0.08%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.96%
Consumer, Non-cyclical	11.04%
Mortgage Securities	9.49%
Government	7.57%
Energy	6.68%
Communications	6.54%
Consumer, Cyclical	6.41%
Industrial	6.30%
Technology	5.56%
Basic Materials	5.02%
Money Market Funds	4.98%
Utilities	3.80%
Exchange-Traded Funds	3.15%
Asset Backed Securities	1.87%
Closed-End Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV835SARR6-0

Class A

PRWLX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,068
  Total Number of Portfolio Holdings105
  Portfolio Turnover Rate (annualized)51.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	3.58%
Preferred Stocks	0.03%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	14.76%
Japan	13.48%
Canada	8.29%
Taiwan	6.54%
Netherlands	6.46%
France	4.89%
China	4.32%
Ireland	4.11%
Korea, Republic Of	4.07%
Germany	3.50%
Hong Kong	3.22%
Brazil	2.86%
Singapore	2.56%
Italy	2.34%
Sweden	2.19%
United States	1.67%
Greece	1.62%
India	1.50%
Israel	1.45%
Austria	1.44%
Other LocationsFootnote Reference*	10.38%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARA-0

Class J

PIIJX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$56	1.08%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,068
  Total Number of Portfolio Holdings105
  Portfolio Turnover Rate (annualized)51.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	3.58%
Preferred Stocks	0.03%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	14.76%
Japan	13.48%
Canada	8.29%
Taiwan	6.54%
Netherlands	6.46%
France	4.89%
China	4.32%
Ireland	4.11%
Korea, Republic Of	4.07%
Germany	3.50%
Hong Kong	3.22%
Brazil	2.86%
Singapore	2.56%
Italy	2.34%
Sweden	2.19%
United States	1.67%
Greece	1.62%
India	1.50%
Israel	1.45%
Austria	1.44%
Other LocationsFootnote Reference*	10.38%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARJ-0

Institutional

PIIIX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,068
  Total Number of Portfolio Holdings105
  Portfolio Turnover Rate (annualized)51.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	3.58%
Preferred Stocks	0.03%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	14.76%
Japan	13.48%
Canada	8.29%
Taiwan	6.54%
Netherlands	6.46%
France	4.89%
China	4.32%
Ireland	4.11%
Korea, Republic Of	4.07%
Germany	3.50%
Hong Kong	3.22%
Brazil	2.86%
Singapore	2.56%
Italy	2.34%
Sweden	2.19%
United States	1.67%
Greece	1.62%
India	1.50%
Israel	1.45%
Austria	1.44%
Other LocationsFootnote Reference*	10.38%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARI-0

R-3

PINRX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$71	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,068
  Total Number of Portfolio Holdings105
  Portfolio Turnover Rate (annualized)51.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	3.58%
Preferred Stocks	0.03%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	14.76%
Japan	13.48%
Canada	8.29%
Taiwan	6.54%
Netherlands	6.46%
France	4.89%
China	4.32%
Ireland	4.11%
Korea, Republic Of	4.07%
Germany	3.50%
Hong Kong	3.22%
Brazil	2.86%
Singapore	2.56%
Italy	2.34%
Sweden	2.19%
United States	1.67%
Greece	1.62%
India	1.50%
Israel	1.45%
Austria	1.44%
Other LocationsFootnote Reference*	10.38%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARR3-0

R-5

PINPX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$55	1.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,068
  Total Number of Portfolio Holdings105
  Portfolio Turnover Rate (annualized)51.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	3.58%
Preferred Stocks	0.03%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	14.76%
Japan	13.48%
Canada	8.29%
Taiwan	6.54%
Netherlands	6.46%
France	4.89%
China	4.32%
Ireland	4.11%
Korea, Republic Of	4.07%
Germany	3.50%
Hong Kong	3.22%
Brazil	2.86%
Singapore	2.56%
Italy	2.34%
Sweden	2.19%
United States	1.67%
Greece	1.62%
India	1.50%
Israel	1.45%
Austria	1.44%
Other LocationsFootnote Reference*	10.38%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARR5-0

R-6

PDIFX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,068
  Total Number of Portfolio Holdings105
  Portfolio Turnover Rate (annualized)51.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	3.58%
Preferred Stocks	0.03%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	14.76%
Japan	13.48%
Canada	8.29%
Taiwan	6.54%
Netherlands	6.46%
France	4.89%
China	4.32%
Ireland	4.11%
Korea, Republic Of	4.07%
Germany	3.50%
Hong Kong	3.22%
Brazil	2.86%
Singapore	2.56%
Italy	2.34%
Sweden	2.19%
United States	1.67%
Greece	1.62%
India	1.50%
Israel	1.45%
Austria	1.44%
Other LocationsFootnote Reference*	10.38%
Other Assets and Liabilities	(1.65)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARR6-0

Class A

PQIAX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,132,957
  Total Number of Portfolio Holdings61
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.32%
Investment Companies	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.11%
Consumer, Non-cyclical	16.87%
Consumer, Cyclical	15.06%
Technology	12.78%
Communications	9.04%
Industrial	8.61%
Energy	7.00%
Utilities	4.55%
Basic Materials	2.30%
Money Market Funds	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARA-0

Class C

PEUCX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,132,957
  Total Number of Portfolio Holdings61
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.32%
Investment Companies	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.11%
Consumer, Non-cyclical	16.87%
Consumer, Cyclical	15.06%
Technology	12.78%
Communications	9.04%
Industrial	8.61%
Energy	7.00%
Utilities	4.55%
Basic Materials	2.30%
Money Market Funds	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARC-0

Class J

PEIJX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,132,957
  Total Number of Portfolio Holdings61
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.32%
Investment Companies	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.11%
Consumer, Non-cyclical	16.87%
Consumer, Cyclical	15.06%
Technology	12.78%
Communications	9.04%
Industrial	8.61%
Energy	7.00%
Utilities	4.55%
Basic Materials	2.30%
Money Market Funds	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARJ-0

Institutional

PEIIX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.52%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,132,957
  Total Number of Portfolio Holdings61
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.32%
Investment Companies	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.11%
Consumer, Non-cyclical	16.87%
Consumer, Cyclical	15.06%
Technology	12.78%
Communications	9.04%
Industrial	8.61%
Energy	7.00%
Utilities	4.55%
Basic Materials	2.30%
Money Market Funds	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARI-0

R-3

PEIOX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$57	1.08%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,132,957
  Total Number of Portfolio Holdings61
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.32%
Investment Companies	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.11%
Consumer, Non-cyclical	16.87%
Consumer, Cyclical	15.06%
Technology	12.78%
Communications	9.04%
Industrial	8.61%
Energy	7.00%
Utilities	4.55%
Basic Materials	2.30%
Money Market Funds	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARR3-0

R-5

PEIQX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,132,957
  Total Number of Portfolio Holdings61
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.32%
Investment Companies	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.11%
Consumer, Non-cyclical	16.87%
Consumer, Cyclical	15.06%
Technology	12.78%
Communications	9.04%
Industrial	8.61%
Energy	7.00%
Utilities	4.55%
Basic Materials	2.30%
Money Market Funds	0.65%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARR5-0

Institutional

PFUMX

Finisterre Emerging Markets Total Return Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Finisterre Emerging Markets Total Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$994,547
  Total Number of Portfolio Holdings225
  Portfolio Turnover Rate (annualized)134.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	85.02%
Investment Companies	15.01%
Convertible Bonds	0.55%
Other Assets and LiabilitiesFootnote Reference*	(0.58)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Mexico	6.98%
Brazil	4.41%
Netherlands	4.17%
United Kingdom	4.02%
Luxembourg	4.02%
Czech Republic	3.89%
Colombia	3.36%
Supranational	3.30%
Peru	3.28%
Cayman Islands	3.28%
Romania	3.17%
Hungary	2.76%
Venezuela	2.73%
Israel	2.52%
Poland	2.48%
Argentina	2.42%
South Africa	2.36%
Angola	2.25%
Egypt	2.24%
Turkey	2.12%
Other LocationsFootnote Reference*	34.82%
Other Assets and LiabilitiesFootnote Reference†	(0.58)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV914SARI-0

Class A

PRIAX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.40%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$7,745,053
  Total Number of Portfolio Holdings78
  Portfolio Turnover Rate (annualized)59.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.68%
Preferred Stocks	1.71%
Convertible Preferred Stocks	0.19%
Investment Companies	0.15%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Taiwan	21.54%
Korea, Republic Of	14.37%
India	14.01%
China	12.79%
Brazil	8.07%
Hong Kong	6.59%
Mexico	3.06%
Singapore	2.21%
Saudi Arabia	1.88%
United States	1.66%
Poland	1.51%
Greece	1.45%
United Arab Emirates	1.44%
Peru	1.38%
Canada	1.37%
Netherlands	1.36%
Uruguay	1.18%
Indonesia	1.11%
Vietnam	1.09%
Hungary	0.64%
Other LocationsFootnote Reference*	1.02%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARA-0

Class J

PIEJX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$69	1.28%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$7,745,053
  Total Number of Portfolio Holdings78
  Portfolio Turnover Rate (annualized)59.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.68%
Preferred Stocks	1.71%
Convertible Preferred Stocks	0.19%
Investment Companies	0.15%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Taiwan	21.54%
Korea, Republic Of	14.37%
India	14.01%
China	12.79%
Brazil	8.07%
Hong Kong	6.59%
Mexico	3.06%
Singapore	2.21%
Saudi Arabia	1.88%
United States	1.66%
Poland	1.51%
Greece	1.45%
United Arab Emirates	1.44%
Peru	1.38%
Canada	1.37%
Netherlands	1.36%
Uruguay	1.18%
Indonesia	1.11%
Vietnam	1.09%
Hungary	0.64%
Other LocationsFootnote Reference*	1.02%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARJ-0

Institutional

PIEIX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	1.11%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$7,745,053
  Total Number of Portfolio Holdings78
  Portfolio Turnover Rate (annualized)59.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.68%
Preferred Stocks	1.71%
Convertible Preferred Stocks	0.19%
Investment Companies	0.15%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Taiwan	21.54%
Korea, Republic Of	14.37%
India	14.01%
China	12.79%
Brazil	8.07%
Hong Kong	6.59%
Mexico	3.06%
Singapore	2.21%
Saudi Arabia	1.88%
United States	1.66%
Poland	1.51%
Greece	1.45%
United Arab Emirates	1.44%
Peru	1.38%
Canada	1.37%
Netherlands	1.36%
Uruguay	1.18%
Indonesia	1.11%
Vietnam	1.09%
Hungary	0.64%
Other LocationsFootnote Reference*	1.02%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARI-0

R-3

PEAPX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$82	1.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$7,745,053
  Total Number of Portfolio Holdings78
  Portfolio Turnover Rate (annualized)59.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.68%
Preferred Stocks	1.71%
Convertible Preferred Stocks	0.19%
Investment Companies	0.15%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Taiwan	21.54%
Korea, Republic Of	14.37%
India	14.01%
China	12.79%
Brazil	8.07%
Hong Kong	6.59%
Mexico	3.06%
Singapore	2.21%
Saudi Arabia	1.88%
United States	1.66%
Poland	1.51%
Greece	1.45%
United Arab Emirates	1.44%
Peru	1.38%
Canada	1.37%
Netherlands	1.36%
Uruguay	1.18%
Indonesia	1.11%
Vietnam	1.09%
Hungary	0.64%
Other LocationsFootnote Reference*	1.02%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARR3-0

R-5

PEPSX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$66	1.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$7,745,053
  Total Number of Portfolio Holdings78
  Portfolio Turnover Rate (annualized)59.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.68%
Preferred Stocks	1.71%
Convertible Preferred Stocks	0.19%
Investment Companies	0.15%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Taiwan	21.54%
Korea, Republic Of	14.37%
India	14.01%
China	12.79%
Brazil	8.07%
Hong Kong	6.59%
Mexico	3.06%
Singapore	2.21%
Saudi Arabia	1.88%
United States	1.66%
Poland	1.51%
Greece	1.45%
United Arab Emirates	1.44%
Peru	1.38%
Canada	1.37%
Netherlands	1.36%
Uruguay	1.18%
Indonesia	1.11%
Vietnam	1.09%
Hungary	0.64%
Other LocationsFootnote Reference*	1.02%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARR5-0

R-6

PIIMX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$52	0.97%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$7,745,053
  Total Number of Portfolio Holdings78
  Portfolio Turnover Rate (annualized)59.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.68%
Preferred Stocks	1.71%
Convertible Preferred Stocks	0.19%
Investment Companies	0.15%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Taiwan	21.54%
Korea, Republic Of	14.37%
India	14.01%
China	12.79%
Brazil	8.07%
Hong Kong	6.59%
Mexico	3.06%
Singapore	2.21%
Saudi Arabia	1.88%
United States	1.66%
Poland	1.51%
Greece	1.45%
United Arab Emirates	1.44%
Peru	1.38%
Canada	1.37%
Netherlands	1.36%
Uruguay	1.18%
Indonesia	1.11%
Vietnam	1.09%
Hungary	0.64%
Other LocationsFootnote Reference*	1.02%
Other Assets and Liabilities	0.27%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARR6-0

Class A

POSAX

Global Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.36%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,714,656
  Total Number of Portfolio Holdings77
  Portfolio Turnover Rate (annualized)41.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.10%
Investment Companies	0.65%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	63.92%
Japan	8.68%
Australia	6.69%
France	4.18%
Hong Kong	3.56%
Singapore	3.38%
United Kingdom	2.07%
Sweden	1.47%
Spain	1.35%
Canada	1.08%
Belgium	0.98%
Germany	0.92%
Netherlands	0.56%
Mexico	0.26%
Other LocationsFootnote Reference*	0.65%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV837SARA-0

Institutional

POSIX

Global Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,714,656
  Total Number of Portfolio Holdings77
  Portfolio Turnover Rate (annualized)41.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.10%
Investment Companies	0.65%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	63.92%
Japan	8.68%
Australia	6.69%
France	4.18%
Hong Kong	3.56%
Singapore	3.38%
United Kingdom	2.07%
Sweden	1.47%
Spain	1.35%
Canada	1.08%
Belgium	0.98%
Germany	0.92%
Netherlands	0.56%
Mexico	0.26%
Other LocationsFootnote Reference*	0.65%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV837SARI-0

R-3

PGRKX

Global Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$76	1.47%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,714,656
  Total Number of Portfolio Holdings77
  Portfolio Turnover Rate (annualized)41.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.10%
Investment Companies	0.65%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	63.92%
Japan	8.68%
Australia	6.69%
France	4.18%
Hong Kong	3.56%
Singapore	3.38%
United Kingdom	2.07%
Sweden	1.47%
Spain	1.35%
Canada	1.08%
Belgium	0.98%
Germany	0.92%
Netherlands	0.56%
Mexico	0.26%
Other LocationsFootnote Reference*	0.65%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV837SARR3-0

R-5

PGRUX

Global Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$60	1.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,714,656
  Total Number of Portfolio Holdings77
  Portfolio Turnover Rate (annualized)41.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.10%
Investment Companies	0.65%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	63.92%
Japan	8.68%
Australia	6.69%
France	4.18%
Hong Kong	3.56%
Singapore	3.38%
United Kingdom	2.07%
Sweden	1.47%
Spain	1.35%
Canada	1.08%
Belgium	0.98%
Germany	0.92%
Netherlands	0.56%
Mexico	0.26%
Other LocationsFootnote Reference*	0.65%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV837SARR5-0

R-6

PGRSX

Global Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,714,656
  Total Number of Portfolio Holdings77
  Portfolio Turnover Rate (annualized)41.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.10%
Investment Companies	0.65%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	63.92%
Japan	8.68%
Australia	6.69%
France	4.18%
Hong Kong	3.56%
Singapore	3.38%
United Kingdom	2.07%
Sweden	1.47%
Spain	1.35%
Canada	1.08%
Belgium	0.98%
Germany	0.92%
Netherlands	0.56%
Mexico	0.26%
Other LocationsFootnote Reference*	0.65%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV837SARR6-0

Class A

CMPGX

Government & High Quality Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$582,174
  Total Number of Portfolio Holdings301
  Portfolio Turnover Rate (annualized)124.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	88.45%
Bonds	16.15%
Investment Companies	1.34%
Other Assets and LiabilitiesFootnote Reference*	(5.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	95.39%
Asset Backed Securities	6.61%
Government	2.60%
Money Market Funds	1.34%
Other Assets and LiabilitiesFootnote Reference*	(5.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV839SARA-0

Class J

PMRJX

Government & High Quality Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$582,174
  Total Number of Portfolio Holdings301
  Portfolio Turnover Rate (annualized)124.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	88.45%
Bonds	16.15%
Investment Companies	1.34%
Other Assets and LiabilitiesFootnote Reference*	(5.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	95.39%
Asset Backed Securities	6.61%
Government	2.60%
Money Market Funds	1.34%
Other Assets and LiabilitiesFootnote Reference*	(5.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV839SARJ-0

Institutional

PMRIX

Government & High Quality Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$582,174
  Total Number of Portfolio Holdings301
  Portfolio Turnover Rate (annualized)124.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	88.45%
Bonds	16.15%
Investment Companies	1.34%
Other Assets and LiabilitiesFootnote Reference*	(5.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	95.39%
Asset Backed Securities	6.61%
Government	2.60%
Money Market Funds	1.34%
Other Assets and LiabilitiesFootnote Reference*	(5.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV839SARI-0

R-3

PRCMX

Government & High Quality Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$582,174
  Total Number of Portfolio Holdings301
  Portfolio Turnover Rate (annualized)124.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	88.45%
Bonds	16.15%
Investment Companies	1.34%
Other Assets and LiabilitiesFootnote Reference*	(5.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	95.39%
Asset Backed Securities	6.61%
Government	2.60%
Money Market Funds	1.34%
Other Assets and LiabilitiesFootnote Reference*	(5.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV839SARR3-0

R-5

PMREX

Government & High Quality Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$582,174
  Total Number of Portfolio Holdings301
  Portfolio Turnover Rate (annualized)124.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	88.45%
Bonds	16.15%
Investment Companies	1.34%
Other Assets and LiabilitiesFootnote Reference*	(5.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	95.39%
Asset Backed Securities	6.61%
Government	2.60%
Money Market Funds	1.34%
Other Assets and LiabilitiesFootnote Reference*	(5.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV839SARR5-0

Institutional

PGVXX

Government Money Market Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,399,443
  Total Number of Portfolio Holdings69

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	57.65%
Repurchase Agreements	28.41%
U.S. Government & Government Agency Obligations	8.25%
Investment Companies	5.95%
Other Assets and Liabilities	(0.26)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	65.90%
Financial	28.41%
Money Market Funds	5.95%
Other Assets and Liabilities	(0.26)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV922SARI-0

R-6

PGWXX

Government Money Market Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,399,443
  Total Number of Portfolio Holdings69

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	57.65%
Repurchase Agreements	28.41%
U.S. Government & Government Agency Obligations	8.25%
Investment Companies	5.95%
Other Assets and Liabilities	(0.26)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	65.90%
Financial	28.41%
Money Market Funds	5.95%
Other Assets and Liabilities	(0.26)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV922SARR6-0

Class A

CPHYX

High Yield Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,462,625
  Total Number of Portfolio Holdings454
  Portfolio Turnover Rate (annualized)34.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	90.90%
Senior Floating Rate Interests	4.93%
Investment Companies	1.25%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	2.90%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Consumer, Cyclical	16.97%
Communications	15.47%
Consumer, Non-cyclical	15.27%
Financial	14.70%
Industrial	10.32%
Energy	9.82%
Basic Materials	5.75%
Utilities	3.85%
Technology	3.52%
Money Market Funds	1.25%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	2.90%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV841SARA-0

Class C

CCHIX

High Yield Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,462,625
  Total Number of Portfolio Holdings454
  Portfolio Turnover Rate (annualized)34.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	90.90%
Senior Floating Rate Interests	4.93%
Investment Companies	1.25%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	2.90%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Consumer, Cyclical	16.97%
Communications	15.47%
Consumer, Non-cyclical	15.27%
Financial	14.70%
Industrial	10.32%
Energy	9.82%
Basic Materials	5.75%
Utilities	3.85%
Technology	3.52%
Money Market Funds	1.25%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	2.90%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV841SARC-0

Institutional

PHYTX

High Yield Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,462,625
  Total Number of Portfolio Holdings454
  Portfolio Turnover Rate (annualized)34.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	90.90%
Senior Floating Rate Interests	4.93%
Investment Companies	1.25%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	2.90%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Consumer, Cyclical	16.97%
Communications	15.47%
Consumer, Non-cyclical	15.27%
Financial	14.70%
Industrial	10.32%
Energy	9.82%
Basic Materials	5.75%
Utilities	3.85%
Technology	3.52%
Money Market Funds	1.25%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	2.90%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV841SARI-0

R-6

PHYFX

High Yield Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,462,625
  Total Number of Portfolio Holdings454
  Portfolio Turnover Rate (annualized)34.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	90.90%
Senior Floating Rate Interests	4.93%
Investment Companies	1.25%
Common Stocks	0.02%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	2.90%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Consumer, Cyclical	16.97%
Communications	15.47%
Consumer, Non-cyclical	15.27%
Financial	14.70%
Industrial	10.32%
Energy	9.82%
Basic Materials	5.75%
Utilities	3.85%
Technology	3.52%
Money Market Funds	1.25%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	2.90%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV841SARR6-0

Class J

PIPJX

Inflation Protection Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,142,623
  Total Number of Portfolio Holdings51
  Portfolio Turnover Rate (annualized)71.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.83%
Investment Companies	1.71%
Bonds	0.00%
Other Assets and Liabilities	(1.54)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	99.83%
Money Market Funds	1.71%
Mortgage Securities	0.00%
Other Assets and Liabilities	(1.54)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV843SARJ-0

Institutional

PIPIX

Inflation Protection Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,142,623
  Total Number of Portfolio Holdings51
  Portfolio Turnover Rate (annualized)71.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.83%
Investment Companies	1.71%
Bonds	0.00%
Other Assets and Liabilities	(1.54)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	99.83%
Money Market Funds	1.71%
Mortgage Securities	0.00%
Other Assets and Liabilities	(1.54)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV843SARI-0

R-3

PIFPX

Inflation Protection Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,142,623
  Total Number of Portfolio Holdings51
  Portfolio Turnover Rate (annualized)71.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.83%
Investment Companies	1.71%
Bonds	0.00%
Other Assets and Liabilities	(1.54)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	99.83%
Money Market Funds	1.71%
Mortgage Securities	0.00%
Other Assets and Liabilities	(1.54)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV843SARR3-0

R-5

PBPPX

Inflation Protection Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,142,623
  Total Number of Portfolio Holdings51
  Portfolio Turnover Rate (annualized)71.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.83%
Investment Companies	1.71%
Bonds	0.00%
Other Assets and Liabilities	(1.54)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	99.83%
Money Market Funds	1.71%
Mortgage Securities	0.00%
Other Assets and Liabilities	(1.54)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV843SARR5-0

Institutional

PINIX

International Equity Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,653,152
  Total Number of Portfolio Holdings55
  Portfolio Turnover Rate (annualized)65.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.26%
Investment Companies	0.17%
Other Assets and Liabilities	0.57%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	16.26%
Japan	14.35%
Canada	8.58%
China	6.60%
Netherlands	6.07%
Korea, Republic Of	5.67%
Germany	5.63%
Taiwan	5.20%
Ireland	5.20%
Hong Kong	4.42%
France	3.96%
Italy	3.39%
Austria	2.57%
Singapore	2.08%
Greece	1.81%
Israel	1.69%
India	1.66%
Brazil	1.48%
Sweden	1.32%
Denmark	0.67%
Other LocationsFootnote Reference*	0.82%
Other Assets and Liabilities	0.57%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV846SARI-0

R-3

PRPPX

International Equity Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,653,152
  Total Number of Portfolio Holdings55
  Portfolio Turnover Rate (annualized)65.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.26%
Investment Companies	0.17%
Other Assets and Liabilities	0.57%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	16.26%
Japan	14.35%
Canada	8.58%
China	6.60%
Netherlands	6.07%
Korea, Republic Of	5.67%
Germany	5.63%
Taiwan	5.20%
Ireland	5.20%
Hong Kong	4.42%
France	3.96%
Italy	3.39%
Austria	2.57%
Singapore	2.08%
Greece	1.81%
Israel	1.69%
India	1.66%
Brazil	1.48%
Sweden	1.32%
Denmark	0.67%
Other LocationsFootnote Reference*	0.82%
Other Assets and Liabilities	0.57%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV846SARR3-0

R-5

PTPPX

International Equity Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$45	0.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,653,152
  Total Number of Portfolio Holdings55
  Portfolio Turnover Rate (annualized)65.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.26%
Investment Companies	0.17%
Other Assets and Liabilities	0.57%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	16.26%
Japan	14.35%
Canada	8.58%
China	6.60%
Netherlands	6.07%
Korea, Republic Of	5.67%
Germany	5.63%
Taiwan	5.20%
Ireland	5.20%
Hong Kong	4.42%
France	3.96%
Italy	3.39%
Austria	2.57%
Singapore	2.08%
Greece	1.81%
Israel	1.69%
India	1.66%
Brazil	1.48%
Sweden	1.32%
Denmark	0.67%
Other LocationsFootnote Reference*	0.82%
Other Assets and Liabilities	0.57%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV846SARR5-0

R-6

PIIDX

International Equity Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$32	0.61%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,653,152
  Total Number of Portfolio Holdings55
  Portfolio Turnover Rate (annualized)65.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.26%
Investment Companies	0.17%
Other Assets and Liabilities	0.57%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	16.26%
Japan	14.35%
Canada	8.58%
China	6.60%
Netherlands	6.07%
Korea, Republic Of	5.67%
Germany	5.63%
Taiwan	5.20%
Ireland	5.20%
Hong Kong	4.42%
France	3.96%
Italy	3.39%
Austria	2.57%
Singapore	2.08%
Greece	1.81%
Israel	1.69%
India	1.66%
Brazil	1.48%
Sweden	1.32%
Denmark	0.67%
Other LocationsFootnote Reference*	0.82%
Other Assets and Liabilities	0.57%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV846SARR6-0

Class A

PLGAX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.94%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,185,868
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate (annualized)129.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.23%
Investment Companies	2.64%
Convertible Preferred Stocks	0.26%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	44.87%
Communications	20.60%
Industrial	11.77%
Consumer, Non-cyclical	10.39%
Financial	5.37%
Consumer, Cyclical	3.52%
Money Market Funds	2.27%
Energy	0.69%
Exchange-Traded Funds	0.37%
Utilities	0.18%
Basic Materials	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARA-0

Class J

PLGJX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$38	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,185,868
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate (annualized)129.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.23%
Investment Companies	2.64%
Convertible Preferred Stocks	0.26%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	44.87%
Communications	20.60%
Industrial	11.77%
Consumer, Non-cyclical	10.39%
Financial	5.37%
Consumer, Cyclical	3.52%
Money Market Funds	2.27%
Energy	0.69%
Exchange-Traded Funds	0.37%
Utilities	0.18%
Basic Materials	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARJ-0

Institutional

PLGIX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,185,868
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate (annualized)129.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.23%
Investment Companies	2.64%
Convertible Preferred Stocks	0.26%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	44.87%
Communications	20.60%
Industrial	11.77%
Consumer, Non-cyclical	10.39%
Financial	5.37%
Consumer, Cyclical	3.52%
Money Market Funds	2.27%
Energy	0.69%
Exchange-Traded Funds	0.37%
Utilities	0.18%
Basic Materials	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARI-0

R-3

PPUMX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$57	1.17%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,185,868
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate (annualized)129.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.23%
Investment Companies	2.64%
Convertible Preferred Stocks	0.26%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	44.87%
Communications	20.60%
Industrial	11.77%
Consumer, Non-cyclical	10.39%
Financial	5.37%
Consumer, Cyclical	3.52%
Money Market Funds	2.27%
Energy	0.69%
Exchange-Traded Funds	0.37%
Utilities	0.18%
Basic Materials	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARR3-0

R-5

PPUPX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,185,868
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate (annualized)129.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.23%
Investment Companies	2.64%
Convertible Preferred Stocks	0.26%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	44.87%
Communications	20.60%
Industrial	11.77%
Consumer, Non-cyclical	10.39%
Financial	5.37%
Consumer, Cyclical	3.52%
Money Market Funds	2.27%
Energy	0.69%
Exchange-Traded Funds	0.37%
Utilities	0.18%
Basic Materials	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARR5-0

R-6

PLCGX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$29	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,185,868
  Total Number of Portfolio Holdings420
  Portfolio Turnover Rate (annualized)129.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.23%
Investment Companies	2.64%
Convertible Preferred Stocks	0.26%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	44.87%
Communications	20.60%
Industrial	11.77%
Consumer, Non-cyclical	10.39%
Financial	5.37%
Consumer, Cyclical	3.52%
Money Market Funds	2.27%
Energy	0.69%
Exchange-Traded Funds	0.37%
Utilities	0.18%
Basic Materials	0.10%
Other Assets and LiabilitiesFootnote Reference*	(0.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARR6-0

Class A

PLSAX

LargeCap S&P 500 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$13,123,253
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)14.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.05%
Investment Companies	0.91%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.42%
Communications	17.65%
Financial	13.01%
Consumer, Non-cyclical	12.64%
Industrial	8.34%
Consumer, Cyclical	7.66%
Energy	3.50%
Utilities	2.33%
Basic Materials	1.50%
Money Market Funds	0.46%
Exchange-Traded Funds	0.45%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV852SARA-0

Class J

PSPJX

LargeCap S&P 500 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$13,123,253
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)14.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.05%
Investment Companies	0.91%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.42%
Communications	17.65%
Financial	13.01%
Consumer, Non-cyclical	12.64%
Industrial	8.34%
Consumer, Cyclical	7.66%
Energy	3.50%
Utilities	2.33%
Basic Materials	1.50%
Money Market Funds	0.46%
Exchange-Traded Funds	0.45%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV852SARJ-0

Institutional

PLFIX

LargeCap S&P 500 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$13,123,253
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)14.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.05%
Investment Companies	0.91%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.42%
Communications	17.65%
Financial	13.01%
Consumer, Non-cyclical	12.64%
Industrial	8.34%
Consumer, Cyclical	7.66%
Energy	3.50%
Utilities	2.33%
Basic Materials	1.50%
Money Market Funds	0.46%
Exchange-Traded Funds	0.45%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV852SARI-0

R-3

PLFMX

LargeCap S&P 500 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$13,123,253
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)14.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.05%
Investment Companies	0.91%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.42%
Communications	17.65%
Financial	13.01%
Consumer, Non-cyclical	12.64%
Industrial	8.34%
Consumer, Cyclical	7.66%
Energy	3.50%
Utilities	2.33%
Basic Materials	1.50%
Money Market Funds	0.46%
Exchange-Traded Funds	0.45%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV852SARR3-0

R-5

PLFPX

LargeCap S&P 500 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$13,123,253
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)14.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.05%
Investment Companies	0.91%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.42%
Communications	17.65%
Financial	13.01%
Consumer, Non-cyclical	12.64%
Industrial	8.34%
Consumer, Cyclical	7.66%
Energy	3.50%
Utilities	2.33%
Basic Materials	1.50%
Money Market Funds	0.46%
Exchange-Traded Funds	0.45%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV852SARR5-0

Class J

PLVJX

LargeCap Value Fund III

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,254,733
  Total Number of Portfolio Holdings880
  Portfolio Turnover Rate (annualized)51.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	88.99%
Investment Companies	10.93%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	19.28%
Consumer, Non-cyclical	14.12%
Technology	13.02%
Industrial	8.94%
Exchange-Traded Funds	8.08%
Consumer, Cyclical	7.81%
Communications	7.64%
Energy	7.05%
Utilities	7.03%
Basic Materials	4.10%
Money Market Funds	2.85%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV853SARJ-0

Institutional

PLVIX

LargeCap Value Fund III

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,254,733
  Total Number of Portfolio Holdings880
  Portfolio Turnover Rate (annualized)51.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	88.99%
Investment Companies	10.93%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	19.28%
Consumer, Non-cyclical	14.12%
Technology	13.02%
Industrial	8.94%
Exchange-Traded Funds	8.08%
Consumer, Cyclical	7.81%
Communications	7.64%
Energy	7.05%
Utilities	7.03%
Basic Materials	4.10%
Money Market Funds	2.85%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV853SARI-0

R-3

PPSFX

LargeCap Value Fund III

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$64	1.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,254,733
  Total Number of Portfolio Holdings880
  Portfolio Turnover Rate (annualized)51.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	88.99%
Investment Companies	10.93%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	19.28%
Consumer, Non-cyclical	14.12%
Technology	13.02%
Industrial	8.94%
Exchange-Traded Funds	8.08%
Consumer, Cyclical	7.81%
Communications	7.64%
Energy	7.05%
Utilities	7.03%
Basic Materials	4.10%
Money Market Funds	2.85%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV853SARR3-0

R-5

PPSRX

LargeCap Value Fund III

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,254,733
  Total Number of Portfolio Holdings880
  Portfolio Turnover Rate (annualized)51.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	88.99%
Investment Companies	10.93%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	19.28%
Consumer, Non-cyclical	14.12%
Technology	13.02%
Industrial	8.94%
Exchange-Traded Funds	8.08%
Consumer, Cyclical	7.81%
Communications	7.64%
Energy	7.05%
Utilities	7.03%
Basic Materials	4.10%
Money Market Funds	2.85%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV853SARR5-0

Class A

PEMGX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.91%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$25,165,709
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate (annualized)16.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.14%
Investment Companies	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.28%
Consumer, Cyclical	25.58%
Industrial	22.02%
Technology	13.80%
Consumer, Non-cyclical	5.30%
Utilities	3.59%
Basic Materials	1.57%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARA-0

Class C

PMBCX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.75%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$25,165,709
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate (annualized)16.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.14%
Investment Companies	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.28%
Consumer, Cyclical	25.58%
Industrial	22.02%
Technology	13.80%
Consumer, Non-cyclical	5.30%
Utilities	3.59%
Basic Materials	1.57%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARC-0

Class J

PMBJX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$37	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$25,165,709
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate (annualized)16.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.14%
Investment Companies	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.28%
Consumer, Cyclical	25.58%
Industrial	22.02%
Technology	13.80%
Consumer, Non-cyclical	5.30%
Utilities	3.59%
Basic Materials	1.57%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARJ-0

Institutional

PCBIX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$25,165,709
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate (annualized)16.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.14%
Investment Companies	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.28%
Consumer, Cyclical	25.58%
Industrial	22.02%
Technology	13.80%
Consumer, Non-cyclical	5.30%
Utilities	3.59%
Basic Materials	1.57%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARI-0

R-3

PMBMX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$54	1.14%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$25,165,709
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate (annualized)16.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.14%
Investment Companies	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.28%
Consumer, Cyclical	25.58%
Industrial	22.02%
Technology	13.80%
Consumer, Non-cyclical	5.30%
Utilities	3.59%
Basic Materials	1.57%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARR3-0

R-5

PMBPX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$40	0.83%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$25,165,709
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate (annualized)16.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.14%
Investment Companies	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.28%
Consumer, Cyclical	25.58%
Industrial	22.02%
Technology	13.80%
Consumer, Non-cyclical	5.30%
Utilities	3.59%
Basic Materials	1.57%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARR5-0

R-6

PMAQX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$28	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$25,165,709
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate (annualized)16.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.14%
Investment Companies	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.28%
Consumer, Cyclical	25.58%
Industrial	22.02%
Technology	13.80%
Consumer, Non-cyclical	5.30%
Utilities	3.59%
Basic Materials	1.57%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARR6-0

Class J

PMFJX

MidCap S&P 400 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$20	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,319,153
  Total Number of Portfolio Holdings404
  Portfolio Turnover Rate (annualized)22.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.18%
Investment Companies	2.11%
Other Assets and LiabilitiesFootnote Reference*	(1.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	25.91%
Financial	21.04%
Consumer, Non-cyclical	14.46%
Consumer, Cyclical	12.23%
Technology	10.20%
Energy	5.73%
Basic Materials	4.68%
Utilities	3.27%
Money Market Funds	1.69%
Communications	1.66%
Exchange-Traded Funds	0.42%
Other Assets and LiabilitiesFootnote Reference*	(1.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV880SARJ-0

Institutional

MPSIX

MidCap S&P 400 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,319,153
  Total Number of Portfolio Holdings404
  Portfolio Turnover Rate (annualized)22.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.18%
Investment Companies	2.11%
Other Assets and LiabilitiesFootnote Reference*	(1.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	25.91%
Financial	21.04%
Consumer, Non-cyclical	14.46%
Consumer, Cyclical	12.23%
Technology	10.20%
Energy	5.73%
Basic Materials	4.68%
Utilities	3.27%
Money Market Funds	1.69%
Communications	1.66%
Exchange-Traded Funds	0.42%
Other Assets and LiabilitiesFootnote Reference*	(1.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV880SARI-0

R-3

PMFMX

MidCap S&P 400 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$38	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,319,153
  Total Number of Portfolio Holdings404
  Portfolio Turnover Rate (annualized)22.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.18%
Investment Companies	2.11%
Other Assets and LiabilitiesFootnote Reference*	(1.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	25.91%
Financial	21.04%
Consumer, Non-cyclical	14.46%
Consumer, Cyclical	12.23%
Technology	10.20%
Energy	5.73%
Basic Materials	4.68%
Utilities	3.27%
Money Market Funds	1.69%
Communications	1.66%
Exchange-Traded Funds	0.42%
Other Assets and LiabilitiesFootnote Reference*	(1.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV880SARR3-0

R-5

PMFPX

MidCap S&P 400 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$22	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,319,153
  Total Number of Portfolio Holdings404
  Portfolio Turnover Rate (annualized)22.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.18%
Investment Companies	2.11%
Other Assets and LiabilitiesFootnote Reference*	(1.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	25.91%
Financial	21.04%
Consumer, Non-cyclical	14.46%
Consumer, Cyclical	12.23%
Technology	10.20%
Energy	5.73%
Basic Materials	4.68%
Utilities	3.27%
Money Market Funds	1.69%
Communications	1.66%
Exchange-Traded Funds	0.42%
Other Assets and LiabilitiesFootnote Reference*	(1.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV880SARR5-0

R-6

PMAPX

MidCap S&P 400 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,319,153
  Total Number of Portfolio Holdings404
  Portfolio Turnover Rate (annualized)22.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.18%
Investment Companies	2.11%
Other Assets and LiabilitiesFootnote Reference*	(1.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	25.91%
Financial	21.04%
Consumer, Non-cyclical	14.46%
Consumer, Cyclical	12.23%
Technology	10.20%
Energy	5.73%
Basic Materials	4.68%
Utilities	3.27%
Money Market Funds	1.69%
Communications	1.66%
Exchange-Traded Funds	0.42%
Other Assets and LiabilitiesFootnote Reference*	(1.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV880SARR6-0

Class A

PCMVX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,422,008
  Total Number of Portfolio Holdings729
  Portfolio Turnover Rate (annualized)81.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.60%
Investment Companies	3.19%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	24.99%
Financial	16.14%
Consumer, Non-cyclical	14.84%
Energy	10.00%
Consumer, Cyclical	9.79%
Utilities	6.24%
Basic Materials	5.73%
Technology	5.24%
Communications	3.63%
Money Market Funds	3.06%
Exchange-Traded Funds	0.13%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARA-0

Class J

PVEJX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$47	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,422,008
  Total Number of Portfolio Holdings729
  Portfolio Turnover Rate (annualized)81.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.60%
Investment Companies	3.19%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	24.99%
Financial	16.14%
Consumer, Non-cyclical	14.84%
Energy	10.00%
Consumer, Cyclical	9.79%
Utilities	6.24%
Basic Materials	5.73%
Technology	5.24%
Communications	3.63%
Money Market Funds	3.06%
Exchange-Traded Funds	0.13%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARJ-0

Institutional

PVMIX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,422,008
  Total Number of Portfolio Holdings729
  Portfolio Turnover Rate (annualized)81.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.60%
Investment Companies	3.19%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	24.99%
Financial	16.14%
Consumer, Non-cyclical	14.84%
Energy	10.00%
Consumer, Cyclical	9.79%
Utilities	6.24%
Basic Materials	5.73%
Technology	5.24%
Communications	3.63%
Money Market Funds	3.06%
Exchange-Traded Funds	0.13%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARI-0

R-3

PMPRX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$64	1.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,422,008
  Total Number of Portfolio Holdings729
  Portfolio Turnover Rate (annualized)81.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.60%
Investment Companies	3.19%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	24.99%
Financial	16.14%
Consumer, Non-cyclical	14.84%
Energy	10.00%
Consumer, Cyclical	9.79%
Utilities	6.24%
Basic Materials	5.73%
Technology	5.24%
Communications	3.63%
Money Market Funds	3.06%
Exchange-Traded Funds	0.13%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARR3-0

R-5

PABVX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,422,008
  Total Number of Portfolio Holdings729
  Portfolio Turnover Rate (annualized)81.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.60%
Investment Companies	3.19%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	24.99%
Financial	16.14%
Consumer, Non-cyclical	14.84%
Energy	10.00%
Consumer, Cyclical	9.79%
Utilities	6.24%
Basic Materials	5.73%
Technology	5.24%
Communications	3.63%
Money Market Funds	3.06%
Exchange-Traded Funds	0.13%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARR5-0

R-6

PCMSX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$34	0.64%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,422,008
  Total Number of Portfolio Holdings729
  Portfolio Turnover Rate (annualized)81.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.60%
Investment Companies	3.19%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	24.99%
Financial	16.14%
Consumer, Non-cyclical	14.84%
Energy	10.00%
Consumer, Cyclical	9.79%
Utilities	6.24%
Basic Materials	5.73%
Technology	5.24%
Communications	3.63%
Money Market Funds	3.06%
Exchange-Traded Funds	0.13%
Other Assets and LiabilitiesFootnote Reference*	0.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARR6-0

Class A

PCSXX

Money Market Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,053,634
  Total Number of Portfolio Holdings162

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Commercial Paper	71.12%
Repurchase Agreements	17.08%
Bonds	5.50%
Investment Companies	3.79%
Municipal Bonds	2.56%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	62.17%
Consumer, Non-cyclical	8.03%
Consumer, Cyclical	4.43%
Utilities	4.08%
Energy	4.05%
Asset Backed Securities	3.89%
Money Market Funds	3.79%
Communications	2.63%
Insured	2.56%
Basic Materials	2.54%
Diversified	1.09%
Industrial	0.79%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV884SARA-0

Class J

PMJXX

Money Market Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,053,634
  Total Number of Portfolio Holdings162

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Commercial Paper	71.12%
Repurchase Agreements	17.08%
Bonds	5.50%
Investment Companies	3.79%
Municipal Bonds	2.56%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	62.17%
Consumer, Non-cyclical	8.03%
Consumer, Cyclical	4.43%
Utilities	4.08%
Energy	4.05%
Asset Backed Securities	3.89%
Money Market Funds	3.79%
Communications	2.63%
Insured	2.56%
Basic Materials	2.54%
Diversified	1.09%
Industrial	0.79%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV884SARJ-0

Institutional

PINZX

Overseas Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.91%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,764,151
  Total Number of Portfolio Holdings467
  Portfolio Turnover Rate (annualized)56.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	2.77%
Preferred Stocks	0.62%
Other Assets and LiabilitiesFootnote Reference*	(0.60)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	19.75%
Japan	14.93%
France	11.48%
Germany	9.47%
Italy	5.80%
Netherlands	4.74%
Finland	3.70%
Switzerland	3.48%
Canada	2.64%
Sweden	2.60%
Denmark	2.51%
Hong Kong	2.32%
Korea, Republic Of	2.14%
Norway	2.11%
United States	2.02%
Australia	1.85%
Spain	1.14%
Belgium	1.04%
Mexico	0.89%
Indonesia	0.74%
Other LocationsFootnote Reference*	5.25%
Other Assets and LiabilitiesFootnote Reference†	(0.60)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV886SARI-0

R-3

PINTX

Overseas Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$77	1.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,764,151
  Total Number of Portfolio Holdings467
  Portfolio Turnover Rate (annualized)56.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	2.77%
Preferred Stocks	0.62%
Other Assets and LiabilitiesFootnote Reference*	(0.60)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	19.75%
Japan	14.93%
France	11.48%
Germany	9.47%
Italy	5.80%
Netherlands	4.74%
Finland	3.70%
Switzerland	3.48%
Canada	2.64%
Sweden	2.60%
Denmark	2.51%
Hong Kong	2.32%
Korea, Republic Of	2.14%
Norway	2.11%
United States	2.02%
Australia	1.85%
Spain	1.14%
Belgium	1.04%
Mexico	0.89%
Indonesia	0.74%
Other LocationsFootnote Reference*	5.25%
Other Assets and LiabilitiesFootnote Reference†	(0.60)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV886SARR3-0

Class A

CMNWX

Principal Capital Appreciation Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,122,231
  Total Number of Portfolio Holdings101
  Portfolio Turnover Rate (annualized)71.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.98%
Investment Companies	2.66%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	29.79%
Communications	18.10%
Financial	14.02%
Consumer, Cyclical	10.63%
Consumer, Non-cyclical	9.47%
Industrial	8.45%
Energy	3.72%
Money Market Funds	2.66%
Basic Materials	2.23%
Utilities	1.57%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV827SARA-0

Institutional

PWCIX

Principal Capital Appreciation Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,122,231
  Total Number of Portfolio Holdings101
  Portfolio Turnover Rate (annualized)71.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.98%
Investment Companies	2.66%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	29.79%
Communications	18.10%
Financial	14.02%
Consumer, Cyclical	10.63%
Consumer, Non-cyclical	9.47%
Industrial	8.45%
Energy	3.72%
Money Market Funds	2.66%
Basic Materials	2.23%
Utilities	1.57%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV827SARI-0

R-3

PCAOX

Principal Capital Appreciation Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,122,231
  Total Number of Portfolio Holdings101
  Portfolio Turnover Rate (annualized)71.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.98%
Investment Companies	2.66%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	29.79%
Communications	18.10%
Financial	14.02%
Consumer, Cyclical	10.63%
Consumer, Non-cyclical	9.47%
Industrial	8.45%
Energy	3.72%
Money Market Funds	2.66%
Basic Materials	2.23%
Utilities	1.57%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV827SARR3-0

R-5

PCAQX

Principal Capital Appreciation Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,122,231
  Total Number of Portfolio Holdings101
  Portfolio Turnover Rate (annualized)71.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.98%
Investment Companies	2.66%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	29.79%
Communications	18.10%
Financial	14.02%
Consumer, Cyclical	10.63%
Consumer, Non-cyclical	9.47%
Industrial	8.45%
Energy	3.72%
Money Market Funds	2.66%
Basic Materials	2.23%
Utilities	1.57%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV827SARR5-0

Institutional

LTINX

Principal LifeTime 2015 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$171,932
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)25.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.78%
Domestic Equity Funds	24.21%
International Equity Funds	12.29%
Specialty Funds	0.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV856SARI-0

R-3

LTAPX

Principal LifeTime 2015 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$171,932
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)25.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.78%
Domestic Equity Funds	24.21%
International Equity Funds	12.29%
Specialty Funds	0.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV856SARR3-0

R-5

LTPFX

Principal LifeTime 2015 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$171,932
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)25.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.78%
Domestic Equity Funds	24.21%
International Equity Funds	12.29%
Specialty Funds	0.73%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV856SARR5-0

Class A

PTBAX

Principal LifeTime 2020 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,789,892
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)23.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	57.74%
Domestic Equity Funds	27.41%
International Equity Funds	14.14%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV857SARA-0

Class J

PLFJX

Principal LifeTime 2020 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,789,892
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)23.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	57.74%
Domestic Equity Funds	27.41%
International Equity Funds	14.14%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV857SARJ-0

Institutional

PLWIX

Principal LifeTime 2020 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,789,892
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)23.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	57.74%
Domestic Equity Funds	27.41%
International Equity Funds	14.14%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV857SARI-0

R-3

PTBMX

Principal LifeTime 2020 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,789,892
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)23.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	57.74%
Domestic Equity Funds	27.41%
International Equity Funds	14.14%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV857SARR3-0

R-5

PTBPX

Principal LifeTime 2020 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,789,892
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)23.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	57.74%
Domestic Equity Funds	27.41%
International Equity Funds	14.14%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV857SARR5-0

Institutional

LTSTX

Principal LifeTime 2025 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,143,846
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)27.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	50.92%
Domestic Equity Funds	31.84%
International Equity Funds	16.53%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV858SARI-0

R-3

LTVPX

Principal LifeTime 2025 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,143,846
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)27.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	50.92%
Domestic Equity Funds	31.84%
International Equity Funds	16.53%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV858SARR3-0

R-5

LTPDX

Principal LifeTime 2025 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,143,846
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)27.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	50.92%
Domestic Equity Funds	31.84%
International Equity Funds	16.53%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV858SARR5-0

Class A

PTCAX

Principal LifeTime 2030 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,735,217
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)29.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	42.32%
Domestic Equity Funds	37.37%
International Equity Funds	19.61%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV859SARA-0

Class J

PLTJX

Principal LifeTime 2030 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,735,217
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)29.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	42.32%
Domestic Equity Funds	37.37%
International Equity Funds	19.61%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV859SARJ-0

Institutional

PMTIX

Principal LifeTime 2030 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,735,217
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)29.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	42.32%
Domestic Equity Funds	37.37%
International Equity Funds	19.61%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV859SARI-0

R-3

PTCMX

Principal LifeTime 2030 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,735,217
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)29.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	42.32%
Domestic Equity Funds	37.37%
International Equity Funds	19.61%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV859SARR3-0

R-5

PTCPX

Principal LifeTime 2030 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,735,217
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)29.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	42.32%
Domestic Equity Funds	37.37%
International Equity Funds	19.61%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV859SARR5-0

Institutional

LTIUX

Principal LifeTime 2035 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,844,588
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)36.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	43.70%
Fixed Income Funds	33.65%
International Equity Funds	22.65%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV860SARI-0

R-3

LTAOX

Principal LifeTime 2035 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,844,588
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)36.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	43.70%
Fixed Income Funds	33.65%
International Equity Funds	22.65%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV860SARR3-0

R-5

LTPEX

Principal LifeTime 2035 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,844,588
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)36.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	43.70%
Fixed Income Funds	33.65%
International Equity Funds	22.65%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV860SARR5-0

Class A

PTDAX

Principal LifeTime 2040 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,460,037
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)38.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	50.57%
International Equity Funds	26.51%
Fixed Income Funds	22.93%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV861SARA-0

Class J

PTDJX

Principal LifeTime 2040 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,460,037
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)38.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	50.57%
International Equity Funds	26.51%
Fixed Income Funds	22.93%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV861SARJ-0

Institutional

PTDIX

Principal LifeTime 2040 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,460,037
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)38.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	50.57%
International Equity Funds	26.51%
Fixed Income Funds	22.93%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV861SARI-0

R-3

PTDMX

Principal LifeTime 2040 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,460,037
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)38.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	50.57%
International Equity Funds	26.51%
Fixed Income Funds	22.93%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV861SARR3-0

R-5

PTDPX

Principal LifeTime 2040 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,460,037
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)38.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	50.57%
International Equity Funds	26.51%
Fixed Income Funds	22.93%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV861SARR5-0

Institutional

LTRIX

Principal LifeTime 2045 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,616,368
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)42.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	56.70%
International Equity Funds	29.83%
Fixed Income Funds	13.47%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV862SARI-0

R-3

LTRVX

Principal LifeTime 2045 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,616,368
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)42.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	56.70%
International Equity Funds	29.83%
Fixed Income Funds	13.47%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV862SARR3-0

R-5

LTRDX

Principal LifeTime 2045 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,616,368
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)42.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	56.70%
International Equity Funds	29.83%
Fixed Income Funds	13.47%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV862SARR5-0

Class A

PPEAX

Principal LifeTime 2050 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,216,096
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	61.67%
International Equity Funds	32.57%
Fixed Income Funds	5.77%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV863SARA-0

Class J

PFLJX

Principal LifeTime 2050 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,216,096
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	61.67%
International Equity Funds	32.57%
Fixed Income Funds	5.77%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV863SARJ-0

Institutional

PPLIX

Principal LifeTime 2050 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,216,096
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	61.67%
International Equity Funds	32.57%
Fixed Income Funds	5.77%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV863SARI-0

R-3

PTERX

Principal LifeTime 2050 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,216,096
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	61.67%
International Equity Funds	32.57%
Fixed Income Funds	5.77%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV863SARR3-0

R-5

PTEFX

Principal LifeTime 2050 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,216,096
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	61.67%
International Equity Funds	32.57%
Fixed Income Funds	5.77%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV863SARR5-0

Institutional

LTFIX

Principal LifeTime 2055 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,148,279
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)46.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.59%
International Equity Funds	33.55%
Fixed Income Funds	2.86%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV864SARI-0

R-3

LTFDX

Principal LifeTime 2055 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,148,279
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)46.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.59%
International Equity Funds	33.55%
Fixed Income Funds	2.86%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV864SARR3-0

R-5

LTFPX

Principal LifeTime 2055 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,148,279
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)46.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.59%
International Equity Funds	33.55%
Fixed Income Funds	2.86%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV864SARR5-0

Class J

PLTAX

Principal LifeTime 2060 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,161,064
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)47.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.59%
International Equity Funds	33.54%
Fixed Income Funds	2.87%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV865SARJ-0

Institutional

PLTZX

Principal LifeTime 2060 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,161,064
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)47.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.59%
International Equity Funds	33.54%
Fixed Income Funds	2.87%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV865SARI-0

R-3

PLTCX

Principal LifeTime 2060 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,161,064
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)47.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.59%
International Equity Funds	33.54%
Fixed Income Funds	2.87%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV865SARR3-0

R-5

PLTOX

Principal LifeTime 2060 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,161,064
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)47.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.59%
International Equity Funds	33.54%
Fixed Income Funds	2.87%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV865SARR5-0

Institutional

PLJIX

Principal LifeTime 2065 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$286,563
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)57.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.60%
International Equity Funds	33.54%
Fixed Income Funds	2.87%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV919SARI-0

R-3

PLJCX

Principal LifeTime 2065 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$286,563
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)57.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.60%
International Equity Funds	33.54%
Fixed Income Funds	2.87%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV919SARR3-0

R-5

PLJEX

Principal LifeTime 2065 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$286,563
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)57.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.60%
International Equity Funds	33.54%
Fixed Income Funds	2.87%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV919SARR5-0

Class J

PLTLX

Principal LifeTime 2070 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$109,916
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)49.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.60%
International Equity Funds	33.53%
Fixed Income Funds	2.87%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV947SARJ-0

Institutional

PLTGX

Principal LifeTime 2070 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$109,916
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)49.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.60%
International Equity Funds	33.53%
Fixed Income Funds	2.87%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV947SARI-0

R-3

PLTDX

Principal LifeTime 2070 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$109,916
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)49.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.60%
International Equity Funds	33.53%
Fixed Income Funds	2.87%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV947SARR3-0

R-5

PLTFX

Principal LifeTime 2070 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$109,916
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)49.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.60%
International Equity Funds	33.53%
Fixed Income Funds	2.87%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV947SARR5-0

Class J

PHJMX

Principal LifeTime Hybrid 2015 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$526,276
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)10.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.75%
Domestic Equity Funds	24.32%
International Equity Funds	12.22%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV867SARJ-0

Institutional

PHTMX

Principal LifeTime Hybrid 2015 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$526,276
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)10.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.75%
Domestic Equity Funds	24.32%
International Equity Funds	12.22%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV867SARI-0

R-6

PLRRX

Principal LifeTime Hybrid 2015 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$526,276
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)10.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.75%
Domestic Equity Funds	24.32%
International Equity Funds	12.22%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV867SARR6-0

Class J

PHJTX

Principal LifeTime Hybrid 2020 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$670,155
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)11.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	57.70%
Domestic Equity Funds	27.53%
International Equity Funds	14.07%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV868SARJ-0

Institutional

PHTTX

Principal LifeTime Hybrid 2020 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$670,155
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)11.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	57.70%
Domestic Equity Funds	27.53%
International Equity Funds	14.07%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV868SARI-0

R-6

PLTTX

Principal LifeTime Hybrid 2020 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$670,155
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)11.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	57.70%
Domestic Equity Funds	27.53%
International Equity Funds	14.07%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV868SARR6-0

Class J

PHJQX

Principal LifeTime Hybrid 2025 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,230,900
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)11.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	50.89%
Domestic Equity Funds	31.96%
International Equity Funds	16.45%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV869SARJ-0

Institutional

PHTQX

Principal LifeTime Hybrid 2025 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,230,900
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)11.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	50.89%
Domestic Equity Funds	31.96%
International Equity Funds	16.45%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV869SARI-0

R-6

PLFTX

Principal LifeTime Hybrid 2025 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,230,900
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)11.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	50.89%
Domestic Equity Funds	31.96%
International Equity Funds	16.45%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV869SARR6-0

Class J

PHJNX

Principal LifeTime Hybrid 2030 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,641,907
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)8.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	42.29%
Domestic Equity Funds	37.51%
International Equity Funds	19.50%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV870SARJ-0

Institutional

PHTNX

Principal LifeTime Hybrid 2030 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,641,907
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)8.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	42.29%
Domestic Equity Funds	37.51%
International Equity Funds	19.50%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV870SARI-0

R-6

PLZTX

Principal LifeTime Hybrid 2030 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,641,907
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)8.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	42.29%
Domestic Equity Funds	37.51%
International Equity Funds	19.50%
Specialty Funds	0.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV870SARR6-0

Class J

PHJJX

Principal LifeTime Hybrid 2035 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,159,525
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	43.87%
Fixed Income Funds	33.61%
International Equity Funds	22.53%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV871SARJ-0

Institutional

PHTJX

Principal LifeTime Hybrid 2035 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,159,525
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	43.87%
Fixed Income Funds	33.61%
International Equity Funds	22.53%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV871SARI-0

R-6

PLRTX

Principal LifeTime Hybrid 2035 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,159,525
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)9.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	43.87%
Fixed Income Funds	33.61%
International Equity Funds	22.53%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV871SARR6-0

Class J

PHJEX

Principal LifeTime Hybrid 2040 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,431,587
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)9.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	50.75%
International Equity Funds	26.36%
Fixed Income Funds	22.90%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV872SARJ-0

Institutional

PLTQX

Principal LifeTime Hybrid 2040 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,431,587
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)9.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	50.75%
International Equity Funds	26.36%
Fixed Income Funds	22.90%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV872SARI-0

R-6

PLMTX

Principal LifeTime Hybrid 2040 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,431,587
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)9.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	50.75%
International Equity Funds	26.36%
Fixed Income Funds	22.90%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV872SARR6-0

Class J

PHJYX

Principal LifeTime Hybrid 2045 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$746,078
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)10.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	56.89%
International Equity Funds	29.66%
Fixed Income Funds	13.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV873SARJ-0

Institutional

PHTYX

Principal LifeTime Hybrid 2045 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$746,078
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)10.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	56.89%
International Equity Funds	29.66%
Fixed Income Funds	13.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV873SARI-0

R-6

PLNTX

Principal LifeTime Hybrid 2045 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$746,078
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)10.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	56.89%
International Equity Funds	29.66%
Fixed Income Funds	13.46%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV873SARR6-0

Class J

PHJUX

Principal LifeTime Hybrid 2050 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$698,438
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)8.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	61.91%
International Equity Funds	32.39%
Fixed Income Funds	5.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV874SARJ-0

Institutional

PHTUX

Principal LifeTime Hybrid 2050 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$698,438
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)8.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	61.91%
International Equity Funds	32.39%
Fixed Income Funds	5.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV874SARI-0

R-6

PLJTX

Principal LifeTime Hybrid 2050 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$698,438
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)8.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	61.91%
International Equity Funds	32.39%
Fixed Income Funds	5.71%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV874SARR6-0

Class J

PHJBX

Principal LifeTime Hybrid 2055 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$457,324
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)8.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.80%
International Equity Funds	33.37%
Fixed Income Funds	2.84%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV875SARJ-0

Institutional

PLTNX

Principal LifeTime Hybrid 2055 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$457,324
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)8.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.80%
International Equity Funds	33.37%
Fixed Income Funds	2.84%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV875SARI-0

R-6

PLHTX

Principal LifeTime Hybrid 2055 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$457,324
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)8.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.80%
International Equity Funds	33.37%
Fixed Income Funds	2.84%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV875SARR6-0

Class J

PHJGX

Principal LifeTime Hybrid 2060 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$261,543
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)7.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.80%
International Equity Funds	33.35%
Fixed Income Funds	2.86%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV876SARJ-0

Institutional

PLTHX

Principal LifeTime Hybrid 2060 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$261,543
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)7.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.80%
International Equity Funds	33.35%
Fixed Income Funds	2.86%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV876SARI-0

R-6

PLKTX

Principal LifeTime Hybrid 2060 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$261,543
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)7.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.80%
International Equity Funds	33.35%
Fixed Income Funds	2.86%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV876SARR6-0

Class J

PHJDX

Principal LifeTime Hybrid 2065 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$102,528
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)9.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.80%
International Equity Funds	33.35%
Fixed Income Funds	2.87%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV920SARJ-0

Institutional

PLHHX

Principal LifeTime Hybrid 2065 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$102,528
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)9.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.80%
International Equity Funds	33.35%
Fixed Income Funds	2.87%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV920SARI-0

R-6

PLHRX

Principal LifeTime Hybrid 2065 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$102,528
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)9.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.80%
International Equity Funds	33.35%
Fixed Income Funds	2.87%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV920SARR6-0

Class J

PLKJX

Principal LifeTime Hybrid 2070 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$17,303
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)14.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.91%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.73%
International Equity Funds	33.32%
Fixed Income Funds	2.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV948SARJ-0

Institutional

PLKSX

Principal LifeTime Hybrid 2070 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$17,303
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)14.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.91%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.73%
International Equity Funds	33.32%
Fixed Income Funds	2.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV948SARI-0

R-6

PLKRX

Principal LifeTime Hybrid 2070 Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$17,303
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)14.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.91%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.73%
International Equity Funds	33.32%
Fixed Income Funds	2.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV948SARR6-0

Class J

PHJFX

Principal LifeTime Hybrid Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$205,684
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)14.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.74%
Domestic Equity Funds	24.32%
International Equity Funds	12.23%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV877SARJ-0

Institutional

PHTFX

Principal LifeTime Hybrid Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$205,684
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)14.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.74%
Domestic Equity Funds	24.32%
International Equity Funds	12.23%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV877SARI-0

R-6

PLTYX

Principal LifeTime Hybrid Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$205,684
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)14.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.74%
Domestic Equity Funds	24.32%
International Equity Funds	12.23%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV877SARR6-0

Class A

PALTX

Principal LifeTime Strategic Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$666,784
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)21.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.78%
Domestic Equity Funds	24.22%
International Equity Funds	12.29%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV866SARA-0

Class J

PLSJX

Principal LifeTime Strategic Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$666,784
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)21.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.78%
Domestic Equity Funds	24.22%
International Equity Funds	12.29%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV866SARJ-0

Institutional

PLSIX

Principal LifeTime Strategic Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$666,784
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)21.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.78%
Domestic Equity Funds	24.22%
International Equity Funds	12.29%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV866SARI-0

R-3

PLSMX

Principal LifeTime Strategic Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$666,784
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)21.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.78%
Domestic Equity Funds	24.22%
International Equity Funds	12.29%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV866SARR3-0

R-5

PLSPX

Principal LifeTime Strategic Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$666,784
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)21.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.78%
Domestic Equity Funds	24.22%
International Equity Funds	12.29%
Specialty Funds	0.72%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV866SARR5-0

Class A

PRRAX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,736,775
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)25.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	98.06%
Consumer, Cyclical	1.61%
Money Market Funds	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARA-0

Class C

PRCEX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,736,775
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)25.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	98.06%
Consumer, Cyclical	1.61%
Money Market Funds	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARC-0

Class J

PREJX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$57	1.09%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,736,775
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)25.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	98.06%
Consumer, Cyclical	1.61%
Money Market Funds	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARJ-0

Institutional

PIREX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.86%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,736,775
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)25.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	98.06%
Consumer, Cyclical	1.61%
Money Market Funds	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARI-0

R-3

PRERX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$72	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,736,775
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)25.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	98.06%
Consumer, Cyclical	1.61%
Money Market Funds	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARR3-0

R-5

PREPX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$56	1.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,736,775
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)25.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	98.06%
Consumer, Cyclical	1.61%
Money Market Funds	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARR5-0

R-6

PFRSX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,736,775
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)25.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.67%
Investment Companies	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	98.06%
Consumer, Cyclical	1.61%
Money Market Funds	0.46%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARR6-0

Class A

SABPX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,845,944
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate (annualized)32.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	44.97%
Fixed Income Funds	28.68%
International Equity Funds	21.70%
Money Market Funds	2.08%
Specialty Funds	1.49%
Alternative Funds	1.09%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARA-0

Class C

SCBPX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.36%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,845,944
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate (annualized)32.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	44.97%
Fixed Income Funds	28.68%
International Equity Funds	21.70%
Money Market Funds	2.08%
Specialty Funds	1.49%
Alternative Funds	1.09%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARC-0

Class J

PSAJX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,845,944
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate (annualized)32.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	44.97%
Fixed Income Funds	28.68%
International Equity Funds	21.70%
Money Market Funds	2.08%
Specialty Funds	1.49%
Alternative Funds	1.09%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARJ-0

Institutional

PSBIX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,845,944
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate (annualized)32.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	44.97%
Fixed Income Funds	28.68%
International Equity Funds	21.70%
Money Market Funds	2.08%
Specialty Funds	1.49%
Alternative Funds	1.09%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARI-0

R-3

PBAPX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,845,944
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate (annualized)32.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	44.97%
Fixed Income Funds	28.68%
International Equity Funds	21.70%
Money Market Funds	2.08%
Specialty Funds	1.49%
Alternative Funds	1.09%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARR3-0

R-5

PSBFX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,845,944
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate (annualized)32.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	44.97%
Fixed Income Funds	28.68%
International Equity Funds	21.70%
Money Market Funds	2.08%
Specialty Funds	1.49%
Alternative Funds	1.09%
Other Assets and LiabilitiesFootnote Reference*	(0.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARR5-0

Class A

SAIPX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,862,077
  Total Number of Portfolio Holdings33
  Portfolio Turnover Rate (annualized)25.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.96%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.52%
Domestic Equity Funds	29.29%
International Equity Funds	14.24%
Money Market Funds	4.58%
Specialty Funds	1.22%
Alternative Funds	1.11%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARA-0

Class C

SCIPX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.41%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,862,077
  Total Number of Portfolio Holdings33
  Portfolio Turnover Rate (annualized)25.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.96%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.52%
Domestic Equity Funds	29.29%
International Equity Funds	14.24%
Money Market Funds	4.58%
Specialty Funds	1.22%
Alternative Funds	1.11%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARC-0

Class J

PCBJX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,862,077
  Total Number of Portfolio Holdings33
  Portfolio Turnover Rate (annualized)25.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.96%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.52%
Domestic Equity Funds	29.29%
International Equity Funds	14.24%
Money Market Funds	4.58%
Specialty Funds	1.22%
Alternative Funds	1.11%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARJ-0

Institutional

PCCIX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,862,077
  Total Number of Portfolio Holdings33
  Portfolio Turnover Rate (annualized)25.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.96%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.52%
Domestic Equity Funds	29.29%
International Equity Funds	14.24%
Money Market Funds	4.58%
Specialty Funds	1.22%
Alternative Funds	1.11%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARI-0

R-3

PCBPX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,862,077
  Total Number of Portfolio Holdings33
  Portfolio Turnover Rate (annualized)25.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.96%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.52%
Domestic Equity Funds	29.29%
International Equity Funds	14.24%
Money Market Funds	4.58%
Specialty Funds	1.22%
Alternative Funds	1.11%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARR3-0

R-5

PCBFX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,862,077
  Total Number of Portfolio Holdings33
  Portfolio Turnover Rate (annualized)25.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.96%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.52%
Domestic Equity Funds	29.29%
International Equity Funds	14.24%
Money Market Funds	4.58%
Specialty Funds	1.22%
Alternative Funds	1.11%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARR5-0

Class A

SAGPX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,475,401
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.69%
International Equity Funds	28.36%
Fixed Income Funds	12.64%
Specialty Funds	1.79%
Alternative Funds	0.81%
Money Market Funds	0.75%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARA-0

Class C

SCGPX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,475,401
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.69%
International Equity Funds	28.36%
Fixed Income Funds	12.64%
Specialty Funds	1.79%
Alternative Funds	0.81%
Money Market Funds	0.75%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARC-0

Class J

PCGJX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,475,401
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.69%
International Equity Funds	28.36%
Fixed Income Funds	12.64%
Specialty Funds	1.79%
Alternative Funds	0.81%
Money Market Funds	0.75%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARJ-0

Institutional

PCWIX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,475,401
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.69%
International Equity Funds	28.36%
Fixed Income Funds	12.64%
Specialty Funds	1.79%
Alternative Funds	0.81%
Money Market Funds	0.75%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARI-0

R-3

PCGPX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,475,401
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.69%
International Equity Funds	28.36%
Fixed Income Funds	12.64%
Specialty Funds	1.79%
Alternative Funds	0.81%
Money Market Funds	0.75%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARR3-0

R-5

PCWPX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,475,401
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.69%
International Equity Funds	28.36%
Fixed Income Funds	12.64%
Specialty Funds	1.79%
Alternative Funds	0.81%
Money Market Funds	0.75%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARR5-0

Class A

SAUPX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,171,684
  Total Number of Portfolio Holdings32
  Portfolio Turnover Rate (annualized)20.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.92%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	65.11%
Domestic Equity Funds	17.24%
International Equity Funds	8.77%
Money Market Funds	6.74%
Alternative Funds	1.28%
Specialty Funds	0.78%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARA-0

Class C

SCUPX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,171,684
  Total Number of Portfolio Holdings32
  Portfolio Turnover Rate (annualized)20.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.92%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	65.11%
Domestic Equity Funds	17.24%
International Equity Funds	8.77%
Money Market Funds	6.74%
Alternative Funds	1.28%
Specialty Funds	0.78%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARC-0

Class J

PFIJX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,171,684
  Total Number of Portfolio Holdings32
  Portfolio Turnover Rate (annualized)20.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.92%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	65.11%
Domestic Equity Funds	17.24%
International Equity Funds	8.77%
Money Market Funds	6.74%
Alternative Funds	1.28%
Specialty Funds	0.78%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARJ-0

Institutional

PIFIX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,171,684
  Total Number of Portfolio Holdings32
  Portfolio Turnover Rate (annualized)20.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.92%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	65.11%
Domestic Equity Funds	17.24%
International Equity Funds	8.77%
Money Market Funds	6.74%
Alternative Funds	1.28%
Specialty Funds	0.78%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARI-0

R-3

PFIPX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,171,684
  Total Number of Portfolio Holdings32
  Portfolio Turnover Rate (annualized)20.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.92%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	65.11%
Domestic Equity Funds	17.24%
International Equity Funds	8.77%
Money Market Funds	6.74%
Alternative Funds	1.28%
Specialty Funds	0.78%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARR3-0

R-5

PFIFX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,171,684
  Total Number of Portfolio Holdings32
  Portfolio Turnover Rate (annualized)20.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.92%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	65.11%
Domestic Equity Funds	17.24%
International Equity Funds	8.77%
Money Market Funds	6.74%
Alternative Funds	1.28%
Specialty Funds	0.78%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARR5-0

Class A

SACAX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,561,907
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.47%
International Equity Funds	32.62%
Specialty Funds	1.78%
Alternative Funds	0.80%
Fixed Income Funds	0.69%
Money Market Funds	0.68%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARA-0

Class C

SWHCX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,561,907
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.47%
International Equity Funds	32.62%
Specialty Funds	1.78%
Alternative Funds	0.80%
Fixed Income Funds	0.69%
Money Market Funds	0.68%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARC-0

Class J

PSWJX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,561,907
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.47%
International Equity Funds	32.62%
Specialty Funds	1.78%
Alternative Funds	0.80%
Fixed Income Funds	0.69%
Money Market Funds	0.68%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARJ-0

Institutional

PSWIX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,561,907
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.47%
International Equity Funds	32.62%
Specialty Funds	1.78%
Alternative Funds	0.80%
Fixed Income Funds	0.69%
Money Market Funds	0.68%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARI-0

R-3

PSGPX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,561,907
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.47%
International Equity Funds	32.62%
Specialty Funds	1.78%
Alternative Funds	0.80%
Fixed Income Funds	0.69%
Money Market Funds	0.68%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARR3-0

R-5

PSGFX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,561,907
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	63.47%
International Equity Funds	32.62%
Specialty Funds	1.78%
Alternative Funds	0.80%
Fixed Income Funds	0.69%
Money Market Funds	0.68%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARR5-0

Class A

SRHQX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,377,784
  Total Number of Portfolio Holdings443
  Portfolio Turnover Rate (annualized)45.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	89.39%
U.S. Government & Government Agency Obligations	9.38%
Investment Companies	1.92%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Asset Backed Securities	22.62%
Financial	22.58%
Mortgage Securities	14.51%
Government	9.38%
Utilities	6.18%
Consumer, Non-cyclical	6.03%
Technology	5.14%
Energy	4.10%
Industrial	3.22%
Communications	3.09%
Money Market Funds	1.92%
Basic Materials	1.39%
Consumer, Cyclical	0.53%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARA-0

Class C

STCCX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,377,784
  Total Number of Portfolio Holdings443
  Portfolio Turnover Rate (annualized)45.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	89.39%
U.S. Government & Government Agency Obligations	9.38%
Investment Companies	1.92%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Asset Backed Securities	22.62%
Financial	22.58%
Mortgage Securities	14.51%
Government	9.38%
Utilities	6.18%
Consumer, Non-cyclical	6.03%
Technology	5.14%
Energy	4.10%
Industrial	3.22%
Communications	3.09%
Money Market Funds	1.92%
Basic Materials	1.39%
Consumer, Cyclical	0.53%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARC-0

Class J

PSJIX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,377,784
  Total Number of Portfolio Holdings443
  Portfolio Turnover Rate (annualized)45.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	89.39%
U.S. Government & Government Agency Obligations	9.38%
Investment Companies	1.92%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Asset Backed Securities	22.62%
Financial	22.58%
Mortgage Securities	14.51%
Government	9.38%
Utilities	6.18%
Consumer, Non-cyclical	6.03%
Technology	5.14%
Energy	4.10%
Industrial	3.22%
Communications	3.09%
Money Market Funds	1.92%
Basic Materials	1.39%
Consumer, Cyclical	0.53%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARJ-0

Institutional

PSHIX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,377,784
  Total Number of Portfolio Holdings443
  Portfolio Turnover Rate (annualized)45.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	89.39%
U.S. Government & Government Agency Obligations	9.38%
Investment Companies	1.92%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Asset Backed Securities	22.62%
Financial	22.58%
Mortgage Securities	14.51%
Government	9.38%
Utilities	6.18%
Consumer, Non-cyclical	6.03%
Technology	5.14%
Energy	4.10%
Industrial	3.22%
Communications	3.09%
Money Market Funds	1.92%
Basic Materials	1.39%
Consumer, Cyclical	0.53%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARI-0

R-3

PSIOX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,377,784
  Total Number of Portfolio Holdings443
  Portfolio Turnover Rate (annualized)45.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	89.39%
U.S. Government & Government Agency Obligations	9.38%
Investment Companies	1.92%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Asset Backed Securities	22.62%
Financial	22.58%
Mortgage Securities	14.51%
Government	9.38%
Utilities	6.18%
Consumer, Non-cyclical	6.03%
Technology	5.14%
Energy	4.10%
Industrial	3.22%
Communications	3.09%
Money Market Funds	1.92%
Basic Materials	1.39%
Consumer, Cyclical	0.53%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARR3-0

R-5

PSIQX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,377,784
  Total Number of Portfolio Holdings443
  Portfolio Turnover Rate (annualized)45.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	89.39%
U.S. Government & Government Agency Obligations	9.38%
Investment Companies	1.92%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Asset Backed Securities	22.62%
Financial	22.58%
Mortgage Securities	14.51%
Government	9.38%
Utilities	6.18%
Consumer, Non-cyclical	6.03%
Technology	5.14%
Energy	4.10%
Industrial	3.22%
Communications	3.09%
Money Market Funds	1.92%
Basic Materials	1.39%
Consumer, Cyclical	0.53%
Other Assets and LiabilitiesFootnote Reference*	(0.69)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARR5-0

Class A

PLLAX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,100,327
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate (annualized)65.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.38%
Investment Companies	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.01%
Consumer, Non-cyclical	21.83%
Industrial	20.98%
Technology	9.11%
Consumer, Cyclical	8.90%
Energy	6.66%
Basic Materials	3.79%
Communications	2.56%
Utilities	2.54%
Money Market Funds	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARA-0

Class J

PSBJX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,100,327
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate (annualized)65.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.38%
Investment Companies	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.01%
Consumer, Non-cyclical	21.83%
Industrial	20.98%
Technology	9.11%
Consumer, Cyclical	8.90%
Energy	6.66%
Basic Materials	3.79%
Communications	2.56%
Utilities	2.54%
Money Market Funds	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARJ-0

Institutional

PSLIX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,100,327
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate (annualized)65.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.38%
Investment Companies	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.01%
Consumer, Non-cyclical	21.83%
Industrial	20.98%
Technology	9.11%
Consumer, Cyclical	8.90%
Energy	6.66%
Basic Materials	3.79%
Communications	2.56%
Utilities	2.54%
Money Market Funds	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARI-0

R-3

PSBMX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$69	1.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,100,327
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate (annualized)65.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.38%
Investment Companies	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.01%
Consumer, Non-cyclical	21.83%
Industrial	20.98%
Technology	9.11%
Consumer, Cyclical	8.90%
Energy	6.66%
Basic Materials	3.79%
Communications	2.56%
Utilities	2.54%
Money Market Funds	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARR3-0

R-5

PSBPX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$52	0.99%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,100,327
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate (annualized)65.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.38%
Investment Companies	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.01%
Consumer, Non-cyclical	21.83%
Industrial	20.98%
Technology	9.11%
Consumer, Cyclical	8.90%
Energy	6.66%
Basic Materials	3.79%
Communications	2.56%
Utilities	2.54%
Money Market Funds	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARR5-0

R-6

PSMLX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$39	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,100,327
  Total Number of Portfolio Holdings111
  Portfolio Turnover Rate (annualized)65.4%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.38%
Investment Companies	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.01%
Consumer, Non-cyclical	21.83%
Industrial	20.98%
Technology	9.11%
Consumer, Cyclical	8.90%
Energy	6.66%
Basic Materials	3.79%
Communications	2.56%
Utilities	2.54%
Money Market Funds	1.60%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARR6-0

Class J

PSIJX

SmallCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$58	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,344,791
  Total Number of Portfolio Holdings1,217
  Portfolio Turnover Rate (annualized)77.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	4.10%
Other Assets and LiabilitiesFootnote Reference*	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	31.03%
Consumer, Non-cyclical	24.07%
Technology	14.60%
Consumer, Cyclical	9.54%
Financial	8.59%
Money Market Funds	4.00%
Energy	3.87%
Communications	3.34%
Basic Materials	2.11%
Utilities	0.29%
Exchange-Traded Funds	0.10%
Other Assets and LiabilitiesFootnote Reference*	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV895SARJ-0

Institutional

PGRTX

SmallCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,344,791
  Total Number of Portfolio Holdings1,217
  Portfolio Turnover Rate (annualized)77.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	4.10%
Other Assets and LiabilitiesFootnote Reference*	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	31.03%
Consumer, Non-cyclical	24.07%
Technology	14.60%
Consumer, Cyclical	9.54%
Financial	8.59%
Money Market Funds	4.00%
Energy	3.87%
Communications	3.34%
Basic Materials	2.11%
Utilities	0.29%
Exchange-Traded Funds	0.10%
Other Assets and LiabilitiesFootnote Reference*	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV895SARI-0

R-3

PPNMX

SmallCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$74	1.41%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,344,791
  Total Number of Portfolio Holdings1,217
  Portfolio Turnover Rate (annualized)77.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	4.10%
Other Assets and LiabilitiesFootnote Reference*	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	31.03%
Consumer, Non-cyclical	24.07%
Technology	14.60%
Consumer, Cyclical	9.54%
Financial	8.59%
Money Market Funds	4.00%
Energy	3.87%
Communications	3.34%
Basic Materials	2.11%
Utilities	0.29%
Exchange-Traded Funds	0.10%
Other Assets and LiabilitiesFootnote Reference*	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV895SARR3-0

R-5

PPNPX

SmallCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$58	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,344,791
  Total Number of Portfolio Holdings1,217
  Portfolio Turnover Rate (annualized)77.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	4.10%
Other Assets and LiabilitiesFootnote Reference*	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	31.03%
Consumer, Non-cyclical	24.07%
Technology	14.60%
Consumer, Cyclical	9.54%
Financial	8.59%
Money Market Funds	4.00%
Energy	3.87%
Communications	3.34%
Basic Materials	2.11%
Utilities	0.29%
Exchange-Traded Funds	0.10%
Other Assets and LiabilitiesFootnote Reference*	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV895SARR5-0

R-6

PCSMX

SmallCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,344,791
  Total Number of Portfolio Holdings1,217
  Portfolio Turnover Rate (annualized)77.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	4.10%
Other Assets and LiabilitiesFootnote Reference*	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Industrial	31.03%
Consumer, Non-cyclical	24.07%
Technology	14.60%
Consumer, Cyclical	9.54%
Financial	8.59%
Money Market Funds	4.00%
Energy	3.87%
Communications	3.34%
Basic Materials	2.11%
Utilities	0.29%
Exchange-Traded Funds	0.10%
Other Assets and LiabilitiesFootnote Reference*	(1.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV895SARR6-0

Class J

PSSJX

SmallCap S&P 600 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$21	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,333,154
  Total Number of Portfolio Holdings609
  Portfolio Turnover Rate (annualized)28.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.03%
Investment Companies	1.42%
Other Assets and LiabilitiesFootnote Reference*	(0.45)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.54%
Industrial	17.15%
Consumer, Non-cyclical	16.99%
Consumer, Cyclical	13.97%
Technology	8.68%
Energy	6.44%
Communications	6.07%
Basic Materials	4.03%
Utilities	2.16%
Money Market Funds	0.90%
Exchange-Traded Funds	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.45)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV896SARJ-0

Institutional

PSSIX

SmallCap S&P 600 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,333,154
  Total Number of Portfolio Holdings609
  Portfolio Turnover Rate (annualized)28.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.03%
Investment Companies	1.42%
Other Assets and LiabilitiesFootnote Reference*	(0.45)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.54%
Industrial	17.15%
Consumer, Non-cyclical	16.99%
Consumer, Cyclical	13.97%
Technology	8.68%
Energy	6.44%
Communications	6.07%
Basic Materials	4.03%
Utilities	2.16%
Money Market Funds	0.90%
Exchange-Traded Funds	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.45)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV896SARI-0

R-3

PSSMX

SmallCap S&P 600 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$39	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,333,154
  Total Number of Portfolio Holdings609
  Portfolio Turnover Rate (annualized)28.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.03%
Investment Companies	1.42%
Other Assets and LiabilitiesFootnote Reference*	(0.45)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.54%
Industrial	17.15%
Consumer, Non-cyclical	16.99%
Consumer, Cyclical	13.97%
Technology	8.68%
Energy	6.44%
Communications	6.07%
Basic Materials	4.03%
Utilities	2.16%
Money Market Funds	0.90%
Exchange-Traded Funds	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.45)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV896SARR3-0

R-5

PSSPX

SmallCap S&P 600 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$23	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,333,154
  Total Number of Portfolio Holdings609
  Portfolio Turnover Rate (annualized)28.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.03%
Investment Companies	1.42%
Other Assets and LiabilitiesFootnote Reference*	(0.45)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.54%
Industrial	17.15%
Consumer, Non-cyclical	16.99%
Consumer, Cyclical	13.97%
Technology	8.68%
Energy	6.44%
Communications	6.07%
Basic Materials	4.03%
Utilities	2.16%
Money Market Funds	0.90%
Exchange-Traded Funds	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.45)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV896SARR5-0

R-6

PSPIX

SmallCap S&P 600 Index Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$9	0.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,333,154
  Total Number of Portfolio Holdings609
  Portfolio Turnover Rate (annualized)28.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.03%
Investment Companies	1.42%
Other Assets and LiabilitiesFootnote Reference*	(0.45)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.54%
Industrial	17.15%
Consumer, Non-cyclical	16.99%
Consumer, Cyclical	13.97%
Technology	8.68%
Energy	6.44%
Communications	6.07%
Basic Materials	4.03%
Utilities	2.16%
Money Market Funds	0.90%
Exchange-Traded Funds	0.52%
Other Assets and LiabilitiesFootnote Reference*	(0.45)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV896SARR6-0

Class J

PSMJX

SmallCap Value Fund II

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$64	1.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,243,248
  Total Number of Portfolio Holdings1,542
  Portfolio Turnover Rate (annualized)100.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.80%
Investment Companies	4.10%
Other Assets and LiabilitiesFootnote Reference*	(0.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.56%
Industrial	17.48%
Consumer, Cyclical	14.24%
Consumer, Non-cyclical	11.48%
Energy	9.62%
Basic Materials	6.31%
Utilities	4.97%
Money Market Funds	4.02%
Technology	2.86%
Communications	1.28%
Exchange-Traded Funds	0.08%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV897SARJ-0

Institutional

PPVIX

SmallCap Value Fund II

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,243,248
  Total Number of Portfolio Holdings1,542
  Portfolio Turnover Rate (annualized)100.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.80%
Investment Companies	4.10%
Other Assets and LiabilitiesFootnote Reference*	(0.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.56%
Industrial	17.48%
Consumer, Cyclical	14.24%
Consumer, Non-cyclical	11.48%
Energy	9.62%
Basic Materials	6.31%
Utilities	4.97%
Money Market Funds	4.02%
Technology	2.86%
Communications	1.28%
Exchange-Traded Funds	0.08%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV897SARI-0

PJARX

SmallCap Value Fund II

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$77	1.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,243,248
  Total Number of Portfolio Holdings1,542
  Portfolio Turnover Rate (annualized)100.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.80%
Investment Companies	4.10%
Other Assets and LiabilitiesFootnote Reference*	(0.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.56%
Industrial	17.48%
Consumer, Cyclical	14.24%
Consumer, Non-cyclical	11.48%
Energy	9.62%
Basic Materials	6.31%
Utilities	4.97%
Money Market Funds	4.02%
Technology	2.86%
Communications	1.28%
Exchange-Traded Funds	0.08%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV897SARR3-0

PLARX

SmallCap Value Fund II

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$61	1.13%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,243,248
  Total Number of Portfolio Holdings1,542
  Portfolio Turnover Rate (annualized)100.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.80%
Investment Companies	4.10%
Other Assets and LiabilitiesFootnote Reference*	(0.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.56%
Industrial	17.48%
Consumer, Cyclical	14.24%
Consumer, Non-cyclical	11.48%
Energy	9.62%
Basic Materials	6.31%
Utilities	4.97%
Money Market Funds	4.02%
Technology	2.86%
Communications	1.28%
Exchange-Traded Funds	0.08%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV897SARR5-0

PSMVX

SmallCap Value Fund II

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$47	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,243,248
  Total Number of Portfolio Holdings1,542
  Portfolio Turnover Rate (annualized)100.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.80%
Investment Companies	4.10%
Other Assets and LiabilitiesFootnote Reference*	(0.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	28.56%
Industrial	17.48%
Consumer, Cyclical	14.24%
Consumer, Non-cyclical	11.48%
Energy	9.62%
Basic Materials	6.31%
Utilities	4.97%
Money Market Funds	4.02%
Technology	2.86%
Communications	1.28%
Exchange-Traded Funds	0.08%
Government	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV897SARR6-0

Class A

PTEAX

Tax-Exempt Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$509,813
  Total Number of Portfolio Holdings208
  Portfolio Turnover Rate (annualized)60.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	104.57%
Investment Companies	0.46%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.04)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
Texas	11.89%
New York	11.27%
California	10.55%
Illinois	7.78%
Florida	7.34%
Georgia	5.84%
Alabama	5.68%
Ohio	4.83%
New Jersey	4.39%
Pennsylvania	3.87%
Massachusetts	3.83%
Utah	3.24%
Kentucky	3.05%
Nevada	2.92%
Virginia	2.61%
South Carolina	1.79%
Arizona	1.64%
Maryland	1.33%
Michigan	1.23%
Connecticut	1.20%
Other StatesFootnote Reference*	8.76%
Other Assets and LiabilitiesFootnote Reference†	(5.04)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV900SARA-0

Class C

PTBCX

Tax-Exempt Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$509,813
  Total Number of Portfolio Holdings208
  Portfolio Turnover Rate (annualized)60.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	104.57%
Investment Companies	0.46%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.04)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
Texas	11.89%
New York	11.27%
California	10.55%
Illinois	7.78%
Florida	7.34%
Georgia	5.84%
Alabama	5.68%
Ohio	4.83%
New Jersey	4.39%
Pennsylvania	3.87%
Massachusetts	3.83%
Utah	3.24%
Kentucky	3.05%
Nevada	2.92%
Virginia	2.61%
South Carolina	1.79%
Arizona	1.64%
Maryland	1.33%
Michigan	1.23%
Connecticut	1.20%
Other StatesFootnote Reference*	8.76%
Other Assets and LiabilitiesFootnote Reference†	(5.04)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV900SARC-0

Institutional

PITEX

Tax-Exempt Bond Fund

Semi-Annual Shareholder Report  April 30, 2026

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$509,813
  Total Number of Portfolio Holdings208
  Portfolio Turnover Rate (annualized)60.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	104.57%
Investment Companies	0.46%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.04)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
Texas	11.89%
New York	11.27%
California	10.55%
Illinois	7.78%
Florida	7.34%
Georgia	5.84%
Alabama	5.68%
Ohio	4.83%
New Jersey	4.39%
Pennsylvania	3.87%
Massachusetts	3.83%
Utah	3.24%
Kentucky	3.05%
Nevada	2.92%
Virginia	2.61%
South Carolina	1.79%
Arizona	1.64%
Maryland	1.33%
Michigan	1.23%
Connecticut	1.20%
Other StatesFootnote Reference*	8.76%
Other Assets and LiabilitiesFootnote Reference†	(5.04)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV900SARI-0

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Funds
Semi-Annual Financial
Statements and
Additional Information
April 30, 2026

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements (N-CSR Item 7) 1
Notes to Financial Statements 106
Schedules of Investments 150
Financial Highlights (includes performance information) 400
Unaudited Supplemental Information 522
Changes in and Disagreements with Accountants (N-CSR Item 8) 524
Proxy Disclosures (N-CSR Item 9) 525
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 526
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 527

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ................................................................
$ 699,017 $ 11,133,217 $ 500,457
Investment in affiliated Funds--at cost ..........................................................
$ – $ 127,684 $ 16,141
Assets
Investment in securities--at value  ................................................................ $ 703,726 $ 10,236,132
(a)
$ 492,515
(a)
Investment in affiliated Funds--at value ........................................................... – 127,684 16,141
Cash ............................................................................................... 162 – –
Receivables:
Dividends and interest ....................................................................... 10,786 86,980 3,734
Expense reimbursement from Manager ..................................................... 8 8 27
Fund shares sold ............................................................................. 4,659 33,926 235
Investment securities sold ................................................................... – – 4,113
Variation margin on futures ................................................................. – 949 100
Other assets ........................................................................................ – – 7
Prepaid directors' expenses ........................................................................ – 4 –
Prepaid expenses ..................................................................................
10 37 2
Total Assets   719,351 10,485,720 516,874
Liabilities
Accrued management and investment advisory fees .............................................. 220 2,797 171
Accrued administrative service fees .............................................................. – 1 1
Accrued distribution fees .......................................................................... 85 51 27
Accrued service fees .............................................................................. – 8 7
Accrued transfer agent fees ....................................................................... 88 167 126
Accrued directors' expenses ....................................................................... 1 – 1
Accrued professional fees ......................................................................... 21 26 23
Accrued other expenses ........................................................................... – 42 7
Cash overdraft ..................................................................................... – – 16
Payables:
Dividends payable ........................................................................... 1,986 32,479 –
Fund shares redeemed ....................................................................... 744 8,621 240
Interest expense and fees payable ........................................................... 441 – –
Investment securities purchased ............................................................ – – 14,899
Variation margin on futures ................................................................. – – 30
Collateral obligation on securities loaned, at value ............................................... – 8,918 10,868
Floating rate notes issued .........................................................................
28,930 – –
Total Liabilities
32,516 53,110 26,416
Net Assets Applicable to Outstanding Shares ..................................................
$ 686,835 $ 10,432,610 $ 490,458
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 735,277 $ 11,705,895 $ 600,355
Total distributable earnings (accumulated loss) ...................................................
(48,442) (1,273,285) (109,897)
Total Net Assets
$ 686,835 $ 10,432,610 $ 490,458
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 357,516 $ 185,340 $ 59,462
Shares Issued and Outstanding .............................................................. 36,500 21,546 6,570
Net Asset Value per share ................................................................... $ 9 .79
(b)
$ 8 .60
(b)
$ 9 .05
(b)
Maximum Offering Price ....................................................................
$ 10 .17 $ 8 .80 $ 9 .40
Class C : Net Assets ................................................................................ $ 15,168 N/A N/A
Shares Issued and Outstanding .............................................................. 1,545
Net Asset Value per share ...................................................................
$ 9 .82
(b)
Class J : Net Assets ................................................................................ N/A $ 76,194 $ 90,328
Shares Issued and Outstanding .............................................................. 8,834 9,886
Net Asset Value per share ...................................................................
$ 8 .63
(b)
$ 9 .14
(b)
Institutional : Net Assets ........................................................................... $ 314,151 $ 613,558 $ 305,793
Shares Issued and Outstanding .............................................................. 32,045 71,064 33,809
Net Asset Value per share ...................................................................
$ 9 .80 $ 8 .63 $ 9 .04
R-3 : Net Assets .................................................................................... N/A $ 16,708 $ 14,674
Shares Issued and Outstanding .............................................................. 1,930 1,636
Net Asset Value per share ...................................................................
$ 8 .66 $ 8 .97
R-5 : Net Assets .................................................................................... N/A $ 20,842 $ 20,201
Shares Issued and Outstanding .............................................................. 2,417 2,248
Net Asset Value per share ...................................................................
$ 8 .62 $ 8 .99
R-6 : Net Assets .................................................................................... N/A $ 9,519,968 N/A
Shares Issued and Outstanding .............................................................. 1,103,884
Net Asset Value per share ...................................................................
$ 8 .62
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Investment in securities--at cost ................................................................
$ 2,179,287 $ 839,560 $ 3,380,219
Investment in affiliated Funds--at cost ..........................................................
$ 106,933 $ 36,103 $ 53,152
Foreign currency--at cost ........................................................................
$ 725 $ 18,089 $ –
Assets
Investment in securities--at value  ................................................................ $ 2,115,388
(a)
$ 995,690
(a)
$ 8,077,685
Investment in affiliated Funds--at value ........................................................... 106,933 36,103 53,152
Foreign currency--at value ........................................................................ 728 18,125 –
Deposits with counterparty ........................................................................ 3,656 – –
Receivables:
Dividends and interest ....................................................................... 27,832 7,424 13,525
Expense reimbursement from Manager ..................................................... 105 23 160
Foreign currency contracts ................................................................. 374 – –
Fund shares sold ............................................................................. 690 309 629
Investment securities sold ................................................................... 41,942 11,553 –
OTC swap agreements--at value (premiums paid $ 1,948 , $ 0 and $ 0 , net) ................. 2,436 – –
Variation margin on futures ................................................................. 38 – –
Other assets ........................................................................................ – 168 30
Prepaid directors' expenses ........................................................................ – 3 –
Prepaid expenses ..................................................................................
7 – 25
Total Assets   2,300,129 1,069,398 8,145,206
Liabilities
Accrued management and investment advisory fees .............................................. 1,194 709 3,338
Accrued administrative service fees .............................................................. – 1 3
Accrued distribution fees .......................................................................... 221 75 341
Accrued service fees .............................................................................. – 8 41
Accrued transfer agent fees ....................................................................... 370 182 725
Accrued directors' expenses ....................................................................... 4 – 9
Accrued foreign tax ............................................................................... 64 30 –
Accrued professional fees ......................................................................... 30 68 10
Accrued other expenses ........................................................................... 45 73 100
Cash overdraft ..................................................................................... 993 16 –
Deposits from counterparty ....................................................................... 1,650 – –
Payables:
Foreign currency contracts .................................................................. 325 – –
Fund shares redeemed ....................................................................... 2,253 451 7,682
Investment securities purchased ............................................................ 69,278 48,955 –
Options and swaptions contracts written  (premiums received $ 15 , $ 0 and $ 0 ) ............ 1 – –
Short sales (proceeds received $ 4,380 , $ 0 and $ 0 ) ......................................... 4,328 – –
OTC swap agreements--at value (premiums received $ 119 , $ 0 and $ 0 , net) ............... 172 – –
Variation margin on futures ................................................................. 43 – –
Variation margin on swaps .................................................................. 13 – –
Collateral obligation on securities loaned, at value ............................................... 30,606 3,762 –
Total Liabilities
111,590 54,330 12,249
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,188,539 $ 1,015,068 $ 8,132,957
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,405,703 $ 809,438 $ 2,633,212
Total distributable earnings (accumulated loss) ...................................................
(1,217,164) 205,630 5,499,745
Total Net Assets
$ 2,188,539 $ 1,015,068 $ 8,132,957

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,150,000 3,875,000 1,600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 807,358 $ 237,302 $ 1,344,056
Shares Issued and Outstanding .............................................................. 69,400 13,448 30,208
Net Asset Value per share ................................................................... $ 11 .63
(b)
$ 17 .65
(b)
$ 44 .49
(b)
Maximum Offering Price ....................................................................
$ 12 .08 $ 18 .68 $ 47 .08
Class C : Net Assets ................................................................................ $ 64,988 N/A $ 66,954
Shares Issued and Outstanding .............................................................. 5,623 1,567
Net Asset Value per share ...................................................................
$ 11 .56
(b)
$ 42 .73
(b)
Class J : Net Assets ................................................................................ N/A $ 192,440 $ 99,099
Shares Issued and Outstanding .............................................................. 11,092 2,224
Net Asset Value per share ...................................................................
$ 17 .35
(b)
$ 44 .57
(b)
Institutional : Net Assets ........................................................................... $ 1,252,883 $ 177,506 $ 6,419,776
Shares Issued and Outstanding .............................................................. 108,460 10,132 143,988
Net Asset Value per share ...................................................................
$ 11 .55 $ 17 .52 $ 44 .59
R-3 : Net Assets .................................................................................... N/A $ 13,667 $ 28,041
Shares Issued and Outstanding .............................................................. 778 633
Net Asset Value per share ...................................................................
$ 17 .57 $ 44 .28
R-5 : Net Assets .................................................................................... N/A $ 25,924 $ 175,031
Shares Issued and Outstanding .............................................................. 1,454 3,933
Net Asset Value per share ...................................................................
$ 17 .84 $ 44 .50
R-6 : Net Assets .................................................................................... $ 63,310 $ 368,229 N/A
Shares Issued and Outstanding .............................................................. 5,483 21,028
Net Asset Value per share ...................................................................
$ 11 .55 $ 17 .51
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Investment in securities--at cost ................................................................
$ 828,167 $ 6,213,798 $ 1,244,650
Investment in affiliated Funds--at cost ..........................................................
$ 148,422 $ 11,929 $ 11,203
Foreign currency--at cost ........................................................................
$ 3 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 851,873
(a)
$ 7,712,471 $ 1,699,181
Investment in affiliated Funds--at value ........................................................... 148,422 11,929 11,203
Foreign currency--at value ........................................................................ 3 – –
Deposits with counterparty ........................................................................ 24,262 – –
Receivables:
Dividends and interest ....................................................................... 16,645 8,934 4,476
Expense reimbursement from Manager ..................................................... – 1 59
Foreign currency contracts ................................................................. 2,032 – –
Foreign tax refund ........................................................................... – 76 –
Fund shares sold ............................................................................. 550 737 847
Investment securities sold ................................................................... 490 82,623 10,995
OTC swap agreements--at value (premiums paid $0, $0 and $0, net) ...................... 1,233 – –
Variation margin on swaps .................................................................. 153 – –
Prepaid directors' expenses ........................................................................ – 17 –
Prepaid expenses ..................................................................................
3 45 5
Total Assets   1,045,666 7,816,833 1,726,766
Liabilities
Accrued management and investment advisory fees .............................................. 609 5,811 1,205
Accrued administrative service fees .............................................................. – 1 –
Accrued distribution fees .......................................................................... – 35 10
Accrued service fees .............................................................................. – 3 1
Accrued transfer agent fees ....................................................................... 94 84 246
Accrued directors' expenses ....................................................................... – – 2
Accrued foreign tax ............................................................................... 200 – –
Accrued professional fees ......................................................................... 22 3 23
Accrued other expenses ........................................................................... 33 – 28
Cash overdraft ..................................................................................... 911 16,184 2,587
Deposits from counterparty ....................................................................... 960 – –
Payables:
Foreign currency contracts .................................................................. 2,314 – –
Fund shares redeemed ....................................................................... 246 9,554 2,004
Investment securities purchased ............................................................ 29,226 40,105 6,004
OTC swap agreements--at value (premiums received $2,152, $0 and $0, net) ............. 2,381 – –
Variation margin on swaps .................................................................. 280 – –
Collateral obligation on securities loaned, at value ............................................... 13,843 – –
Total Liabilities
51,119 71,780 12,110
Net Assets Applicable to Outstanding Shares ..................................................
$ 994,547 $ 7,745,053 $ 1,714,656
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,050,153 $ 6,073,174 $ 1,315,106
Total distributable earnings (accumulated loss) ...................................................
(55,606) 1,671,879 399,550
Total Net Assets
$ 994,547 $ 7,745,053 $ 1,714,656

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 1,025,000 1,500,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ N/A $ 99,305 $ 49,383
Shares Issued and Outstanding .............................................................. 2,487 5,141
Net Asset Value per share ................................................................... $ 39.94
(b)
$ 9.60
(b)
Maximum Offering Price ....................................................................
$ 42.26 $ 10.16
Class J: Net Assets ................................................................................ N/A $ 116,048 N/A
Shares Issued and Outstanding .............................................................. 3,043
Net Asset Value per share ...................................................................
$ 38.14
(b)
Institutional: Net Assets ........................................................................... $ 994,547 $ 64,214 $ 1,104,589
Shares Issued and Outstanding .............................................................. 103,145 1,629 105,145
Net Asset Value per share ...................................................................
$ 9.64 $ 39.43 $ 10.51
R-3: Net Assets .................................................................................... N/A $ 8,262 $ 619
Shares Issued and Outstanding .............................................................. 210 60
Net Asset Value per share ...................................................................
$ 39.31 $ 10.41
R-5: Net Assets .................................................................................... N/A $ 8,040 $ 2,803
Shares Issued and Outstanding .............................................................. 203 268
Net Asset Value per share ...................................................................
$ 39.69 $ 10.46
R-6 : Net Assets .................................................................................... N/A $ 7,449,184 $ 557,262
Shares Issued and Outstanding .............................................................. 188,503 53,025
Net Asset Value per share ...................................................................
$ 39.52 $ 10.51
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Yield Fund
Investment in securities--at cost ................................................................
$ 629,771 $ 3,160,941 $ 6,325,336
Investment in affiliated Funds--at cost ..........................................................
$ 7,789 $ – $ 80,747
Repurchase agreements--at cost ................................................................
$ – $ 1,250,000 $ –
Assets
Investment in securities--at value  ................................................................ $ 608,940 $ 3,160,941 $ 6,194,182
Investment in affiliated Funds--at value ........................................................... 7,789 – 80,747
Repurchase agreements--at value ................................................................. – 1,250,000 –
Cash ............................................................................................... – 88 172
Deposits with counterparty ........................................................................ 788 – –
Receivables:
Dividends and interest ....................................................................... 2,092 2,754 102,663
Expense reimbursement from Manager ..................................................... 17 47 29
Foreign currency contracts ................................................................. – – 8
Fund shares sold ............................................................................. 1,955 345 43,851
Interfund lending ............................................................................ – – 149,300
Investment securities sold ................................................................... 11,830 – 10,499
Variation margin on futures ................................................................. 5 – –
Other assets ........................................................................................ 19 – –
Prepaid directors' expenses ........................................................................ – – 2
Prepaid expenses ..................................................................................
2 65 24
Total Assets   633,437 4,414,240 6,581,477
Liabilities
Accrued management and investment advisory fees .............................................. 235 564 2,597
Accrued distribution fees .......................................................................... 24 – 92
Accrued service fees .............................................................................. 2 – –
Accrued transfer agent fees ....................................................................... 71 47 564
Accrued directors' expenses ....................................................................... 2 3 –
Accrued professional fees ......................................................................... 24 18 24
Accrued other expenses ........................................................................... 20 – 26
Payables:
Dividends payable ........................................................................... 1,881 13,148 37,577
Foreign currency contracts .................................................................. – – 16
Fund shares redeemed ....................................................................... 346 1,017 6,280
Investment securities purchased ............................................................ 48,542 – 71,676
Variation margin on futures ................................................................. 116 – –
Total Liabilities
51,263 14,797 118,852
Net Assets Applicable to Outstanding Shares ..................................................
$ 582,174 $ 4,399,443 $ 6,462,625
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 822,507 $ 4,399,467 $ 7,539,551
Total distributable earnings (accumulated loss) ...................................................
(240,333) (24) (1,076,926)
Total Net Assets
$ 582,174 $ 4,399,443 $ 6,462,625
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,025,000 20,400,000 3,150,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 126,575 N/A $ 379,554
Shares Issued and Outstanding .............................................................. 13,954 56,606
Net Asset Value per share ................................................................... $ 9 .07
(a)
$ 6 .71
(a)
Maximum Offering Price ....................................................................
$ 9 .28 $ 6 .97
Class C : Net Assets ................................................................................ N/A N/A $ 18,004
Shares Issued and Outstanding .............................................................. 2,642
Net Asset Value per share ...................................................................
$ 6 .81
(a)
Class J : Net Assets ................................................................................ $ 64,882 N/A N/A
Shares Issued and Outstanding .............................................................. 7,131
Net Asset Value per share ...................................................................
$ 9 .10
(a)
Institutional : Net Assets ........................................................................... $ 379,324 $ 868,807 $ 1,215,957
Shares Issued and Outstanding .............................................................. 41,731 868,811 183,344
Net Asset Value per share ...................................................................
$ 9 .09 $ 1 .00 $ 6 .63
R-3 : Net Assets .................................................................................... $ 2,965 N/A N/A
Shares Issued and Outstanding .............................................................. 326
Net Asset Value per share ...................................................................
$ 9 .09
R-5 : Net Assets .................................................................................... $ 8,428 N/A N/A
Shares Issued and Outstanding .............................................................. 926
Net Asset Value per share ...................................................................
$ 9 .10
R-6 : Net Assets .................................................................................... N/A $ 3,530,636 $ 4,849,110
Shares Issued and Outstanding .............................................................. 3,530,656 731,303
Net Asset Value per share ...................................................................
$ 1 .00 $ 6 .63
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Equity
Fund
LargeCap Growth
Fund I
Investment in securities--at cost ................................................................
$ 2,140,924 $ 5,663,552 $ 4,292,652
Investment in affiliated Funds--at cost ..........................................................
$ 36,726 $ 11,530 $ 139,674
Foreign currency--at cost ........................................................................
$ – $ 17,164 $ –
Assets
Investment in securities--at value  ................................................................ $ 2,138,988 $ 6,603,588 $ 6,054,220
(a)
Investment in affiliated Funds--at value ........................................................... 36,726 11,530 139,674
Foreign currency--at value ........................................................................ – 17,504 –
Cash ............................................................................................... – 11 221
Deposits with counterparty ........................................................................ – – 6,713
Receivables:
Dividends and interest ....................................................................... 5,023 39,343 1,104
Expense reimbursement from Manager ..................................................... – – 80
Fund shares sold ............................................................................. 312 1,622 351
Investment securities sold ................................................................... 37,892 90,619 1,582
Variation margin on futures ................................................................. – – 1,040
Other assets ........................................................................................ – – 13
Prepaid directors' expenses ........................................................................ – 11 –
Prepaid expenses ..................................................................................
12 40 19
Total Assets   2,218,953 6,764,268 6,205,017
Liabilities
Accrued management and investment advisory fees .............................................. 173 3,311 3,013
Accrued administrative service fees .............................................................. – – 4
Accrued distribution fees .......................................................................... 2 1 159
Accrued service fees .............................................................................. 2 1 33
Accrued transfer agent fees ....................................................................... 12 3 261
Accrued directors' expenses ....................................................................... 2 – 16
Accrued professional fees ......................................................................... 24 22 32
Accrued other expenses ........................................................................... – 200 42
Payables:
Fund shares redeemed ....................................................................... 3,775 5,178 7,621
Investment securities purchased ............................................................ 72,340 102,400 7,273
Collateral obligation on securities loaned, at value ............................................... – – 695
Total Liabilities
76,330 111,116 19,149
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,142,623 $ 6,653,152 $ 6,185,868
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,305,954 $ 5,286,753 $ 2,902,967
Total distributable earnings (accumulated loss) ...................................................
(163,331) 1,366,399 3,282,901
Total Net Assets
$ 2,142,623 $ 6,653,152 $ 6,185,868
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 850,000 1,100,000 2,045,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A N/A $ 506,260
Shares Issued and Outstanding .............................................................. 35,984
Net Asset Value per share ................................................................... $ 14 .07
(b)
Maximum Offering Price ....................................................................
$ 14 .89
Class J : Net Assets ................................................................................ $ 12,551 N/A $ 396,953
Shares Issued and Outstanding .............................................................. 1,724 46,701
Net Asset Value per share ...................................................................
$ 7 .28
(b)
$ 8 .50
(b)
Institutional : Net Assets ........................................................................... $ 2,121,534 $ 23,119 $ 351,245
Shares Issued and Outstanding .............................................................. 272,517 1,355 22,128
Net Asset Value per share ...................................................................
$ 7 .78 $ 17 .06 $ 15 .87
R-3 : Net Assets .................................................................................... $ 4,485 $ 3,115 $ 59,767
Shares Issued and Outstanding .............................................................. 612 183 5,279
Net Asset Value per share ...................................................................
$ 7 .33 $ 16 .99 $ 11 .32
R-5 : Net Assets .................................................................................... $ 4,053 $ 4,147 $ 102,765
Shares Issued and Outstanding .............................................................. 533 243 7,313
Net Asset Value per share ...................................................................
$ 7 .60 $ 17 .05 $ 14 .05
R-6 : Net Assets .................................................................................... N/A $ 6,622,771 $ 4,768,878
Shares Issued and Outstanding .............................................................. 389,210 298,591
Net Asset Value per share ...................................................................
$ 17 .02 $ 15 .97
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III MidCap Fund
Investment in securities--at cost ................................................................
$ 6,232,145 $ 1,919,840 $ 15,933,272
Investment in affiliated Funds--at cost ..........................................................
$ 59,053 $ 64,160 $ 3,983
Investment in affiliated securities--at cost ......................................................
$ – $ – $ 86,220
Assets
Investment in securities--at value  ................................................................ $ 13,058,905
(a)
$ 2,188,862
(a)
$ 24,957,628
(a)
Investment in affiliated Funds--at value ........................................................... 59,053 64,160 3,983
Investment in affiliated securities--at value ....................................................... – – 243,525
Cash ............................................................................................... – 2 –
Deposits with counterparty ........................................................................ 4,226 1,908 –
Receivables:
Dividends and interest ....................................................................... 5,550 1,041 3,444
Expense reimbursement from Manager ..................................................... – 82 –
Fund shares sold ............................................................................. 5,165 513 27,229
Investment securities sold ................................................................... – 2,996 150,561
Variation margin on futures ................................................................. 662 293 –
Other assets ........................................................................................ 3 1 6
Prepaid directors' expenses ........................................................................ 10 – –
Prepaid transfer agent fees ........................................................................ 1 – –
Prepaid expenses ..................................................................................
55 5 111
Total Assets   13,133,630 2,259,863 25,386,487
Liabilities
Accrued management and investment advisory fees .............................................. 769 1,272 11,954
Accrued administrative service fees .............................................................. 14 1 9
Accrued distribution fees .......................................................................... 333 12 431
Accrued service fees .............................................................................. 120 3 65
Accrued transfer agent fees ....................................................................... 314 55 3,610
Accrued directors' expenses ....................................................................... – 8 61
Accrued professional fees ......................................................................... 16 16 39
Accrued other expenses ........................................................................... 16 12 608
Cash overdraft ..................................................................................... 2 – –
Payables:
Fund shares redeemed ....................................................................... 8,097 1,429 50,443
Interfund borrowing ......................................................................... – – 149,300
Collateral obligation on securities loaned, at value ............................................... 696 2,322 4,258
Total Liabilities
10,377 5,130 220,778
Net Assets Applicable to Outstanding Shares ..................................................
$ 13,123,253 $ 2,254,733 $ 25,165,709
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 5,710,262 $ 1,821,295 $ 14,365,789
Total distributable earnings (accumulated loss) ...................................................
7,412,991 433,438 10,799,920
Total Net Assets
$ 13,123,253 $ 2,254,733 $ 25,165,709
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,150,000 520,000 3,355,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 980,486 N/A $ 1,622,336
Shares Issued and Outstanding .............................................................. 28,689 43,259
Net Asset Value per share ................................................................... $ 34 .18
(b)
$ 37 .50
(b)
Maximum Offering Price ....................................................................
$ 34 .70 $ 39 .68
Class C : Net Assets ................................................................................ N/A N/A $ 23,932
Shares Issued and Outstanding .............................................................. 794
Net Asset Value per share ...................................................................
$ 30 .14
(b)
Class J : Net Assets ................................................................................ $ 1,485,930 $ 90,080 $ 395,084
Shares Issued and Outstanding .............................................................. 44,147 5,002 11,011
Net Asset Value per share ...................................................................
$ 33 .66
(b)
$ 18 .01
(b)
$ 35 .88
(b)
Institutional : Net Assets ........................................................................... $ 10,042,609 $ 2,151,245 $ 12,109,729
Shares Issued and Outstanding .............................................................. 293,604 116,128 306,964
Net Asset Value per share ...................................................................
$ 34 .20 $ 18 .52 $ 39 .45
R-3 : Net Assets .................................................................................... $ 198,199 $ 7,830 $ 135,599
Shares Issued and Outstanding .............................................................. 5,789 390 3,795
Net Asset Value per share ...................................................................
$ 34 .24 $ 20 .07 $ 35 .73
R-5 : Net Assets .................................................................................... $ 416,029 $ 5,578 $ 180,868
Shares Issued and Outstanding .............................................................. 11,930 297 4,717
Net Asset Value per share ...................................................................
$ 34 .87 $ 18 .80 $ 38 .35
R-6 : Net Assets .................................................................................... N/A N/A $ 10,698,161
Shares Issued and Outstanding .............................................................. 270,485
Net Asset Value per share ...................................................................
$ 39 .55
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ................................................................
$ 939,824 $ 2,018,765 $ 874,210
Investment in affiliated Funds--at cost ..........................................................
$ 21,239 $ 72,611 $ –
Repurchase agreements--at cost ................................................................
$ – $ – $ 180,000
Assets
Investment in securities--at value  ................................................................ $ 1,314,901
(a)
$ 2,344,262
(a)
$ 874,210
Investment in affiliated Funds--at value ........................................................... 21,239 72,611 –
Repurchase agreements--at value ................................................................. – – 180,000
Cash ............................................................................................... – – 35
Deposits with counterparty ........................................................................ 365 608 –
Receivables:
Dividends and interest ....................................................................... 255 1,362 250
Expense reimbursement from Manager ..................................................... – 106 –
Expense reimbursement from Distributor ................................................... – – 89
Fund shares sold ............................................................................. 602 324 4,123
Investment securities sold ................................................................... – 13,088 –
Variation margin on futures ................................................................. 91 139 –
Other assets ........................................................................................ – – 26
Prepaid directors' expenses ........................................................................ 1 2 –
Prepaid expenses ..................................................................................
4 7 4
Total Assets   1,337,458 2,432,509 1,058,737
Liabilities
Accrued management and investment advisory fees .............................................. 160 1,269 343
Accrued administrative service fees .............................................................. 5 1 –
Accrued distribution fees .......................................................................... 34 34 89
Accrued service fees .............................................................................. 38 9 –
Accrued transfer agent fees ....................................................................... 56 321 6
Accrued directors' expenses ....................................................................... – – 1
Accrued professional fees ......................................................................... 14 16 17
Accrued other expenses ........................................................................... 16 55 1
Payables:
Dividends payable ........................................................................... – – 2,815
Fund shares redeemed ....................................................................... 695 2,320 1,831
Investment securities purchased ............................................................ 181 5,013 –
Collateral obligation on securities loaned, at value ............................................... 17,106 1,463 –
Total Liabilities
18,305 10,501 5,103
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,319,153 $ 2,422,008 $ 1,053,634
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 882,833 $ 1,975,029 $ 1,053,634
Total distributable earnings (accumulated loss) ...................................................
436,320 446,979 –
Total Net Assets
$ 1,319,153 $ 2,422,008 $ 1,053,634
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 925,000 6,200,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 45,338 $ 334,398
Shares Issued and Outstanding .............................................................. 2,671 334,398
Net Asset Value per share ................................................................... $ 16 .97
(b)
$ 1 .00
(b)
Maximum Offering Price ....................................................................
$ 17 .96 $ 1 .00
Class J : Net Assets ................................................................................ $ 158,894 $ 183,898 $ 719,236
Shares Issued and Outstanding .............................................................. 7,023 11,009 719,236
Net Asset Value per share ...................................................................
$ 22 .63
(b)
$ 16 .70
(b)
$ 1 .00
(b)
Institutional : Net Assets ........................................................................... $ 259,053 $ 945,562 N/A
Shares Issued and Outstanding .............................................................. 10,850 55,513
Net Asset Value per share ...................................................................
$ 23 .88 $ 17 .03
R-3 : Net Assets .................................................................................... $ 71,796 $ 12,503 N/A
Shares Issued and Outstanding .............................................................. 2,912 753
Net Asset Value per share ...................................................................
$ 24 .65 $ 16 .60
R-5 : Net Assets .................................................................................... $ 115,597 $ 30,068 N/A
Shares Issued and Outstanding .............................................................. 4,587 1,785
Net Asset Value per share ...................................................................
$ 25 .20 $ 16 .84
R-6 : Net Assets .................................................................................... $ 713,813 $ 1,204,639 N/A
Shares Issued and Outstanding .............................................................. 29,918 70,496
Net Asset Value per share ...................................................................
$ 23 .86 $ 17 .09
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Investment in securities--at cost ................................................................
$ 1,413,172 $ 2,528,665 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 45,164 $ 135,810 $ 161,152
Assets
Investment in securities--at value  ................................................................ $ 1,729,643
(a)
$ 5,018,974
(a)
$ –
Investment in affiliated Funds--at value ........................................................... 45,164 135,810 171,944
Deposits with counterparty ........................................................................ 252 – –
Receivables:
Dividends and interest ....................................................................... 11,683 1,764 355
Expense reimbursement from Manager ..................................................... 28 – –
Fund shares sold ............................................................................. 420 852 11
Investment securities sold ................................................................... 18,777 – 2,211
Variation margin on futures ................................................................. 169 – –
Other assets ........................................................................................ – 5 –
Prepaid directors' expenses ........................................................................ 2 – –
Prepaid expenses ..................................................................................
8 17 10
Total Assets   1,806,146 5,157,422 174,531
Liabilities
Accrued management and investment advisory fees .............................................. 1,237 1,629 –
Accrued administrative service fees .............................................................. – 3 1
Accrued distribution fees .......................................................................... – 310 3
Accrued service fees .............................................................................. – 18 6
Accrued transfer agent fees ....................................................................... 57 341 1
Accrued directors' expenses ....................................................................... – 4 –
Accrued professional fees ......................................................................... 23 23 11
Accrued other expenses ........................................................................... 71 37 –
Cash overdraft ..................................................................................... 2,077 – –
Payables:
Fund shares redeemed ....................................................................... 393 2,274 2,222
Investment securities purchased ............................................................ 14,090 30,019 355
Collateral obligation on securities loaned, at value ............................................... 24,047 533 –
Total Liabilities
41,995 35,191 2,599
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,764,151 $ 5,122,231 $ 171,932
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,384,163 $ 2,287,228 $ 151,355
Total distributable earnings (accumulated loss) ...................................................
379,988 2,835,003 20,577
Total Net Assets
$ 1,764,151 $ 5,122,231 $ 171,932
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 725,000 850,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 1,502,237 N/A
Shares Issued and Outstanding .............................................................. 17,306
Net Asset Value per share ................................................................... $ 86 .81
(b)
Maximum Offering Price ....................................................................
$ 91 .86
Institutional : Net Assets ........................................................................... $ 1,763,049 $ 3,528,569 $ 144,128
Shares Issued and Outstanding .............................................................. 139,355 38,926 17,177
Net Asset Value per share ...................................................................
$ 12 .65 $ 90 .65 $ 8 .39
R-3 : Net Assets .................................................................................... $ 1,102 $ 52,606 $ 15,225
Shares Issued and Outstanding .............................................................. 88 606 1,885
Net Asset Value per share ...................................................................
$ 12 .51 $ 86 .76 $ 8 .08
R-5 : Net Assets .................................................................................... N/A $ 38,819 $ 12,579
Shares Issued and Outstanding .............................................................. 435 1,536
Net Asset Value per share ...................................................................
$ 89 .21 $ 8 .19
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 1,643,273 $ 1,018,580 $ 4,065,435
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,790,067 $ 1,143,905 $ 4,735,617
Receivables:
Dividends and interest ....................................................................... 3,291 1,879 6,327
Fund shares sold ............................................................................. 140 576 477
Investment securities sold ................................................................... 2,741 3,146 5,619
Prepaid directors' expenses ........................................................................ 2 1 –
Prepaid expenses ..................................................................................
6 13 17
Total Assets   1,796,247 1,149,520 4,748,057
Liabilities
Accrued administrative service fees .............................................................. 3 5 9
Accrued distribution fees .......................................................................... 104 16 193
Accrued service fees .............................................................................. 25 34 66
Accrued transfer agent fees ....................................................................... 28 5 122
Accrued professional fees ......................................................................... 13 13 15
Accrued other expenses ........................................................................... 10 – 11
Payables:
Fund shares redeemed ....................................................................... 2,881 3,722 6,097
Investment securities purchased ............................................................ 3,291 1,879 6,327
Total Liabilities
6,355 5,674 12,840
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,789,892 $ 1,143,846 $ 4,735,217
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,535,053 $ 934,292 $ 3,731,741
Total distributable earnings (accumulated loss) ...................................................
254,839 209,554 1,003,476
Total Net Assets
$ 1,789,892 $ 1,143,846 $ 4,735,217
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,150,000 425,000 1,425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 78,712 N/A $ 138,215
Shares Issued and Outstanding .............................................................. 6,253 9,329
Net Asset Value per share ................................................................... $ 12 .59
(a)
$ 14 .82
(a)
Maximum Offering Price ....................................................................
$ 13 .08 $ 15 .40
Class J : Net Assets ................................................................................ $ 632,541 N/A $ 1,119,432
Shares Issued and Outstanding .............................................................. 51,376 76,275
Net Asset Value per share ...................................................................
$ 12 .31
(a)
$ 14 .68
(a)
Institutional : Net Assets ........................................................................... $ 955,581 $ 982,707 $ 3,155,233
Shares Issued and Outstanding .............................................................. 76,860 87,058 213,804
Net Asset Value per share ...................................................................
$ 12 .43 $ 11 .29 $ 14 .76
R-3 : Net Assets .................................................................................... $ 49,746 $ 79,600 $ 138,840
Shares Issued and Outstanding .............................................................. 4,059 7,292 9,484
Net Asset Value per share ...................................................................
$ 12 .26 $ 10 .92 $ 14 .64
R-5 : Net Assets .................................................................................... $ 73,312 $ 81,539 $ 183,497
Shares Issued and Outstanding .............................................................. 5,942 7,309 12,462
Net Asset Value per share ...................................................................
$ 12 .34 $ 11 .16 $ 14 .72
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 1,526,050 $ 3,460,972 $ 1,250,874
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,844,672 $ 4,460,351 $ 1,616,438
Receivables:
Dividends and interest ....................................................................... 2,164 3,508 768
Fund shares sold ............................................................................. 1,202 422 290
Investment securities sold ................................................................... 1,143 3,998 2,139
Prepaid directors' expenses ........................................................................ – – 1
Prepaid expenses ..................................................................................
18 16 17
Total Assets   1,849,199 4,468,295 1,619,653
Liabilities
Accrued administrative service fees .............................................................. 7 9 6
Accrued distribution fees .......................................................................... 21 168 17
Accrued service fees .............................................................................. 48 62 39
Accrued transfer agent fees ....................................................................... 15 61 15
Accrued directors' expenses ....................................................................... – 9 –
Accrued professional fees ......................................................................... 12 14 13
Accrued other expenses ........................................................................... – 7 –
Payables:
Fund shares redeemed ....................................................................... 2,344 4,420 2,428
Investment securities purchased ............................................................ 2,164 3,508 767
Total Liabilities
4,611 8,258 3,285
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,844,588 $ 4,460,037 $ 1,616,368
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,412,418 $ 3,127,580 $ 1,142,581
Total distributable earnings (accumulated loss) ...................................................
432,170 1,332,457 473,787
Total Net Assets
$ 1,844,588 $ 4,460,037 $ 1,616,368
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 1,025,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 138,911 N/A
Shares Issued and Outstanding .............................................................. 8,287
Net Asset Value per share ................................................................... $ 16 .76
(a)
Maximum Offering Price ....................................................................
$ 17 .74
Class J : Net Assets ................................................................................ N/A $ 942,361 N/A
Shares Issued and Outstanding .............................................................. 55,164
Net Asset Value per share ...................................................................
$ 17 .08
(a)
Institutional : Net Assets ........................................................................... $ 1,610,739 $ 3,074,046 $ 1,423,714
Shares Issued and Outstanding .............................................................. 117,068 177,119 89,280
Net Asset Value per share ...................................................................
$ 13 .76 $ 17 .36 $ 15 .95
R-3 : Net Assets .................................................................................... $ 104,182 $ 125,502 $ 82,844
Shares Issued and Outstanding .............................................................. 7,781 7,414 5,420
Net Asset Value per share ...................................................................
$ 13 .39 $ 16 .93 $ 15 .29
R-5 : Net Assets .................................................................................... $ 129,667 $ 179,217 $ 109,810
Shares Issued and Outstanding .............................................................. 9,517 10,423 7,057
Net Asset Value per share ...................................................................
$ 13 .63 $ 17 .19 $ 15 .56
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 2,363,846 $ 905,619 $ 940,665
Assets
Investment in affiliated Funds--at value ........................................................... $ 3,216,325 $ 1,148,336 $ 1,161,101
Receivables:
Dividends and interest ....................................................................... 652 127 129
Fund shares sold ............................................................................. 458 898 428
Investment securities sold ................................................................... 2,506 – 990
Prepaid directors' expenses ........................................................................ 1 – –
Prepaid expenses ..................................................................................
12 16 22
Total Assets   3,219,954 1,149,377 1,162,670
Liabilities
Accrued administrative service fees .............................................................. 7 4 3
Accrued distribution fees .......................................................................... 87 12 11
Accrued service fees .............................................................................. 51 26 19
Accrued transfer agent fees ....................................................................... 83 19 13
Accrued professional fees ......................................................................... 13 12 12
Accrued other expenses ........................................................................... 1 – –
Payables:
Fund shares redeemed ....................................................................... 2,964 817 1,419
Investment securities purchased ............................................................ 652 208 129
Total Liabilities
3,858 1,098 1,606
Net Assets Applicable to Outstanding Shares ..................................................
$ 3,216,096 $ 1,148,279 $ 1,161,064
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,131,992 $ 831,466 $ 869,840
Total distributable earnings (accumulated loss) ...................................................
1,084,104 316,813 291,224
Total Net Assets
$ 3,216,096 $ 1,148,279 $ 1,161,064
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 400,000 425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 133,139 N/A N/A
Shares Issued and Outstanding .............................................................. 6,968
Net Asset Value per share ................................................................... $ 19 .11
(a)
Maximum Offering Price ....................................................................
$ 20 .22
Class J : Net Assets ................................................................................ $ 327,593 N/A $ 20,640
Shares Issued and Outstanding .............................................................. 18,135 1,056
Net Asset Value per share ...................................................................
$ 18 .06
(a)
$ 19 .55
(a)
Institutional : Net Assets ........................................................................... $ 2,502,652 $ 1,017,585 $ 1,045,663
Shares Issued and Outstanding .............................................................. 131,721 55,374 52,851
Net Asset Value per share ...................................................................
$ 19 .00 $ 18 .38 $ 19 .79
R-3 : Net Assets .................................................................................... $ 102,880 $ 58,526 $ 42,053
Shares Issued and Outstanding .............................................................. 5,545 3,330 2,175
Net Asset Value per share ...................................................................
$ 18 .55 $ 17 .58 $ 19 .34
R-5 : Net Assets .................................................................................... $ 149,832 $ 72,168 $ 52,708
Shares Issued and Outstanding .............................................................. 7,949 4,014 2,697
Net Asset Value per share ...................................................................
$ 18 .85 $ 17 .98 $ 19 .54
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 244,150 $ 99,234 $ 487,538
Assets
Investment in affiliated Funds--at value ........................................................... $ 286,587 $ 109,914 $ 526,353
Receivables:
Dividends and interest ....................................................................... 31 13 488
Expense reimbursement from Manager ..................................................... – 1 2
Fund shares sold ............................................................................. 518 19 10
Investment securities sold ................................................................... – 137 661
Prepaid expenses ..................................................................................
2 19 13
Total Assets   287,138 110,103 527,527
Liabilities
Accrued administrative service fees .............................................................. 1 – –
Accrued distribution fees .......................................................................... 3 1 58
Accrued service fees .............................................................................. 6 1 –
Accrued transfer agent fees ....................................................................... 4 2 22
Accrued directors' expenses ....................................................................... 1 4 –
Accrued professional fees ......................................................................... 11 11 12
Payables:
Fund shares redeemed ....................................................................... 203 156 671
Investment securities purchased ............................................................ 346 12 488
Total Liabilities
575 187 1,251
Net Assets Applicable to Outstanding Shares ..................................................
$ 286,563 $ 109,916 $ 526,276
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 230,283 $ 95,173 $ 483,155
Total distributable earnings (accumulated loss) ...................................................
56,280 14,743 43,121
Total Net Assets
$ 286,563 $ 109,916 $ 526,276
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 325,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ N/A $ 1,512 $ 476,557
Shares Issued and Outstanding .............................................................. 102 38,644
Net Asset Value per share ...................................................................
$ 14 .80
(a)
$ 12 .33
(a)
Institutional : Net Assets ........................................................................... $ 257,539 $ 102,419 $ 9,354
Shares Issued and Outstanding .............................................................. 15,613 6,934 754
Net Asset Value per share ...................................................................
$ 16 .49 $ 14 .77 $ 12 .41
R-3 : Net Assets .................................................................................... $ 12,629 $ 2,156 N/A
Shares Issued and Outstanding .............................................................. 777 148
Net Asset Value per share ...................................................................
$ 16 .25 $ 14 .60
R-5 : Net Assets .................................................................................... $ 16,395 $ 3,829 N/A
Shares Issued and Outstanding .............................................................. 1,003 261
Net Asset Value per share ...................................................................
$ 16 .34 $ 14 .69
R-6 : Net Assets .................................................................................... N/A N/A $ 40,365
Shares Issued and Outstanding .............................................................. 3,245
Net Asset Value per share ...................................................................
$ 12 .44
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 605,079 $ 1,090,305 $ 1,432,646
Assets
Investment in affiliated Funds--at value ........................................................... $ 670,203 $ 1,230,997 $ 1,642,071
Receivables:
Dividends and interest ....................................................................... 524 759 715
Expense reimbursement from Manager ..................................................... 1 1 –
Fund shares sold ............................................................................. 3,028 842 1,671
Prepaid directors' expenses ........................................................................ – – 1
Prepaid transfer agent fees ........................................................................ 19 34 –
Prepaid expenses ..................................................................................
9 14 24
Total Assets   673,784 1,232,647 1,644,482
Liabilities
Accrued distribution fees .......................................................................... 53 113 136
Accrued transfer agent fees ....................................................................... 11 19 41
Accrued professional fees ......................................................................... 12 12 12
Payables:
Fund shares redeemed ....................................................................... 171 369 269
Investment securities purchased ............................................................ 3,382 1,234 2,117
Total Liabilities
3,629 1,747 2,575
Net Assets Applicable to Outstanding Shares ..................................................
$ 670,155 $ 1,230,900 $ 1,641,907
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 599,075 $ 1,078,850 $ 1,417,465
Total distributable earnings (accumulated loss) ...................................................
71,080 152,050 224,442
Total Net Assets
$ 670,155 $ 1,230,900 $ 1,641,907
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 450,105 $ 932,566 $ 1,133,910
Shares Issued and Outstanding .............................................................. 35,413 66,311 76,494
Net Asset Value per share ...................................................................
$ 12 .71
(a)
$ 14 .06
(a)
$ 14 .82
(a)
Institutional : Net Assets ........................................................................... $ 28,971 $ 46,114 $ 68,815
Shares Issued and Outstanding .............................................................. 2,264 3,259 4,603
Net Asset Value per share ...................................................................
$ 12 .80 $ 14 .15 $ 14 .95
R-6 : Net Assets .................................................................................... $ 191,079 $ 252,220 $ 439,182
Shares Issued and Outstanding .............................................................. 14,927 17,816 29,401
Net Asset Value per share ...................................................................
$ 12 .80 $ 14 .16 $ 14 .94
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 982,352 $ 1,178,622 $ 583,540
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,159,614 $ 1,431,730 $ 746,132
Receivables:
Dividends and interest ....................................................................... 284 266 98
Expense reimbursement from Manager ..................................................... 2 – 1
Fund shares sold ............................................................................. 1,055 2,016 506
Prepaid directors' expenses ........................................................................ – 1 –
Prepaid expenses ..................................................................................
25 25 11
Total Assets   1,160,980 1,434,038 746,748
Liabilities
Accrued distribution fees .......................................................................... 85 108 41
Accrued transfer agent fees ....................................................................... 19 49 12
Accrued professional fees ......................................................................... 13 12 12
Payables:
Fund shares redeemed ....................................................................... 470 466 85
Investment securities purchased ............................................................ 868 1,816 520
Total Liabilities
1,455 2,451 670
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,159,525 $ 1,431,587 $ 746,078
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 970,926 $ 1,161,974 $ 573,874
Total distributable earnings (accumulated loss) ...................................................
188,599 269,613 172,204
Total Net Assets
$ 1,159,525 $ 1,431,587 $ 746,078
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 705,408 $ 906,685 $ 345,376
Shares Issued and Outstanding .............................................................. 43,884 52,820 18,955
Net Asset Value per share ...................................................................
$ 16 .07
(a)
$ 17 .17
(a)
$ 18 .22
(a)
Institutional : Net Assets ........................................................................... $ 78,404 $ 79,995 $ 67,003
Shares Issued and Outstanding .............................................................. 4,838 4,617 3,650
Net Asset Value per share ...................................................................
$ 16 .20 $ 17 .33 $ 18 .36
R-6 : Net Assets .................................................................................... $ 375,713 $ 444,907 $ 333,699
Shares Issued and Outstanding .............................................................. 23,150 25,632 18,147
Net Asset Value per share ...................................................................
$ 16 .23 $ 17 .36 $ 18 .39
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 533,517 $ 355,448 $ 206,755
Assets
Investment in affiliated Funds--at value ........................................................... $ 698,500 $ 457,388 $ 261,582
Receivables:
Dividends and interest ....................................................................... 48 19 11
Expense reimbursement from Manager ..................................................... 1 1 2
Fund shares sold ............................................................................. 263 197 188
Prepaid expenses ..................................................................................
8 2 4
Total Assets   698,820 457,607 261,787
Liabilities
Accrued distribution fees .......................................................................... 34 24 13
Accrued transfer agent fees ....................................................................... 24 32 20
Accrued directors' expenses ....................................................................... 1 – 1
Accrued professional fees ......................................................................... 12 11 11
Payables:
Fund shares redeemed ....................................................................... 107 – 26
Investment securities purchased ............................................................ 204 216 173
Total Liabilities
382 283 244
Net Assets Applicable to Outstanding Shares ..................................................
$ 698,438 $ 457,324 $ 261,543
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 523,612 $ 348,964 $ 203,056
Total distributable earnings (accumulated loss) ...................................................
174,826 108,360 58,487
Total Net Assets
$ 698,438 $ 457,324 $ 261,543
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 282,325 $ 198,840 $ 112,888
Shares Issued and Outstanding .............................................................. 14,807 10,066 5,533
Net Asset Value per share ...................................................................
$ 19 .07
(a)
$ 19 .75
(a)
$ 20 .40
(a)
Institutional : Net Assets ........................................................................... $ 72,235 $ 39,727 $ 25,644
Shares Issued and Outstanding .............................................................. 3,764 1,993 1,240
Net Asset Value per share ...................................................................
$ 19 .19 $ 19 .93 $ 20 .69
R-6 : Net Assets .................................................................................... $ 343,878 $ 218,757 $ 123,011
Shares Issued and Outstanding .............................................................. 17,913 10,951 5,926
Net Asset Value per share ...................................................................
$ 19 .20 $ 19 .98 $ 20 .76
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income Fund
Investment in affiliated Funds--at cost ..........................................................
$ 83,877 $ 14,961 $ 193,777
Assets
Investment in affiliated Funds--at value ........................................................... $ 102,549 $ 17,288 $ 205,707
Receivables:
Dividends and interest ....................................................................... 4 – 188
Expense reimbursement from Manager ..................................................... 9 6 2
Fund shares sold ............................................................................. 157 11 36
Investment securities sold ................................................................... – – 15
Prepaid transfer agent fees ........................................................................ – – 7
Prepaid expenses ..................................................................................
3 28 4
Total Assets   102,722 17,333 205,959
Liabilities
Accrued distribution fees .......................................................................... 6 1 18
Accrued transfer agent fees ....................................................................... 14 2 5
Accrued directors' expenses ....................................................................... 1 4 1
Accrued professional fees ......................................................................... 12 11 12
Payables:
Fund shares redeemed ....................................................................... 30 – 51
Investment securities purchased ............................................................ 131 12 188
Total Liabilities
194 30 275
Net Assets Applicable to Outstanding Shares ..................................................
$ 102,528 $ 17,303 $ 205,684
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 82,455 $ 14,767 $ 192,168
Total distributable earnings (accumulated loss) ...................................................
20,073 2,536 13,516
Total Net Assets
$ 102,528 $ 17,303 $ 205,684
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 250,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 48,994 $ 4,437 $ 146,454
Shares Issued and Outstanding .............................................................. 2,636 280 13,101
Net Asset Value per share ...................................................................
$ 18 .59
(a)
$ 15 .87
(a)
$ 11 .18
(a)
Institutional : Net Assets ........................................................................... $ 5,273 $ 2,857 $ 7,630
Shares Issued and Outstanding .............................................................. 278 181 678
Net Asset Value per share ...................................................................
$ 18 .93 $ 15 .79 $ 11 .25
R-6 : Net Assets .................................................................................... $ 48,261 $ 10,009 $ 51,600
Shares Issued and Outstanding .............................................................. 2,544 633 4,578
Net Asset Value per share ...................................................................
$ 18 .97 $ 15 .81 $ 11 .27
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income Fund
Real Estate Securities
Fund
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 4,882,150 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 649,176 $ 30,826 $ 3,799,781
Investment in affiliated securities--at cost ......................................................
$ – $ 78,176 $ –
Assets
Investment in securities--at value  ................................................................ $ – $ 6,624,318 $ –
Investment in affiliated Funds--at value ........................................................... 666,846 30,826 4,846,455
Investment in affiliated securities--at value ....................................................... – 90,392 –
Deposits with counterparty ........................................................................ – – 1,109
Receivables:
Dividends and interest ....................................................................... 1,351 1,393 3,696
Expense reimbursement from Manager ..................................................... 3 180 –
Fund shares sold ............................................................................. 34 3,809 1,069
Investment securities sold ................................................................... 2,373 146 638
Variation margin on futures ................................................................. – – 224
Prepaid directors' expenses ........................................................................ – – 3
Prepaid expenses ..................................................................................
2 21 17
Total Assets   670,609 6,751,085 4,853,211
Liabilities
Accrued management and investment advisory fees .............................................. – 4,275 1,066
Accrued administrative service fees .............................................................. 1 2 2
Accrued distribution fees .......................................................................... 40 66 740
Accrued service fees .............................................................................. 8 18 12
Accrued transfer agent fees ....................................................................... 4 891 208
Accrued directors' expenses ....................................................................... 1 – –
Accrued professional fees ......................................................................... 10 17 15
Accrued other expenses ........................................................................... 4 154 17
Cash overdraft ..................................................................................... – 2 –
Payables:
Fund shares redeemed ....................................................................... 2,407 5,977 1,706
Investment securities purchased ............................................................ 1,350 2,908 3,402
Variation margin on futures ................................................................. – – 99
Total Liabilities
3,825 14,310 7,267
Net Assets Applicable to Outstanding Shares ..................................................
$ 666,784 $ 6,736,775 $ 4,845,944
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 625,271 $ 4,986,523 $ 3,653,337
Total distributable earnings (accumulated loss) ...................................................
41,513 1,750,252 1,192,607
Total Net Assets
$ 666,784 $ 6,736,775 $ 4,845,944
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 925,000 1,775,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 35,606 $ 182,693 $ 2,203,480
Shares Issued and Outstanding .............................................................. 2,965 5,890 127,580
Net Asset Value per share ................................................................... $ 12 .01
(a)
$ 31 .02
(a)
$ 17 .27
(a)
Maximum Offering Price ....................................................................
$ 12 .48 $ 32 .83 $ 18 .28
Class C : Net Assets ................................................................................ N/A $ 10,267 $ 94,705
Shares Issued and Outstanding .............................................................. 338 5,662
Net Asset Value per share ...................................................................
$ 30 .37
(a)
$ 16 .73
(a)
Class J : Net Assets ................................................................................ $ 236,332 $ 125,540 $ 1,751,949
Shares Issued and Outstanding .............................................................. 20,081 4,210 107,611
Net Asset Value per share ...................................................................
$ 11 .77
(a)
$ 29 .82
(a)
$ 16 .28
(a)
Institutional : Net Assets ........................................................................... $ 355,097 $ 3,711,951 $ 736,343
Shares Issued and Outstanding .............................................................. 29,929 119,602 43,829
Net Asset Value per share ...................................................................
$ 11 .86 $ 31 .04 $ 16 .80
R-3 : Net Assets .................................................................................... $ 17,476 $ 27,974 $ 23,213
Shares Issued and Outstanding .............................................................. 1,490 932 1,391
Net Asset Value per share ...................................................................
$ 11 .73 $ 30 .01 $ 16 .69
R-5 : Net Assets .................................................................................... $ 22,273 $ 57,161 $ 36,254
Shares Issued and Outstanding .............................................................. 1,878 1,928 2,163
Net Asset Value per share ...................................................................
$ 11 .86 $ 29 .65 $ 16 .76
R-6 : Net Assets .................................................................................... N/A $ 2,621,189 N/A
Shares Issued and Outstanding .............................................................. 84,499
Net Asset Value per share ...................................................................
$ 31 .02
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 1,571,609 $ 2,554,731 $ 1,957,675
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,861,264 $ 3,476,758 $ 2,169,869
Deposits with counterparty ........................................................................ 1,145 – 2,023
Receivables:
Dividends and interest ....................................................................... 2,328 1,056 3,482
Fund shares sold ............................................................................. 210 2,227 4,625
Investment securities sold ................................................................... 283 – 695
Variation margin on futures ................................................................. 231 – 407
Prepaid directors' expenses ........................................................................ – 1 –
Prepaid expenses ..................................................................................
6 12 26
Total Assets   1,865,467 3,480,054 2,181,127
Liabilities
Accrued management and investment advisory fees .............................................. 413 760 484
Accrued administrative service fees .............................................................. 1 1 –
Accrued distribution fees .......................................................................... 260 550 344
Accrued service fees .............................................................................. 8 8 2
Accrued transfer agent fees ....................................................................... 19 111 44
Accrued directors' expenses ....................................................................... 2 – 1
Accrued professional fees ......................................................................... 13 13 13
Accrued other expenses ........................................................................... 1 1 –
Payables:
Dividends payable ........................................................................... – – 4,313
Fund shares redeemed ....................................................................... 493 1,710 1,008
Investment securities purchased ............................................................ 2,078 1,499 3,053
Variation margin on futures ................................................................. 102 – 181
Total Liabilities
3,390 4,653 9,443
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,862,077 $ 3,475,401 $ 2,171,684
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,558,340 $ 2,380,459 $ 1,980,800
Total distributable earnings (accumulated loss) ...................................................
303,737 1,094,942 190,884
Total Net Assets
$ 1,862,077 $ 3,475,401 $ 2,171,684
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,700,000 1,675,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 516,157 $ 1,813,234 $ 843,999
Shares Issued and Outstanding .............................................................. 39,557 88,198 65,493
Net Asset Value per share ................................................................... $ 13 .05
(a)
$ 20 .56
(a)
$ 12 .89
(a)
Maximum Offering Price ....................................................................
$ 13 .81 $ 21 .76 $ 13 .39
Class C : Net Assets ................................................................................ $ 27,351 $ 67,846 $ 44,545
Shares Issued and Outstanding .............................................................. 2,124 3,773 3,499
Net Asset Value per share ...................................................................
$ 12 .87
(a)
$ 17 .98
(a)
$ 12 .73
(a)
Class J : Net Assets ................................................................................ $ 1,060,366 $ 1,057,273 $ 1,082,029
Shares Issued and Outstanding .............................................................. 82,886 55,048 84,950
Net Asset Value per share ...................................................................
$ 12 .79
(a)
$ 19 .21
(a)
$ 12 .74
(a)
Institutional : Net Assets ........................................................................... $ 217,544 $ 495,476 $ 191,569
Shares Issued and Outstanding .............................................................. 16,918 25,109 14,930
Net Asset Value per share ...................................................................
$ 12 .86 $ 19 .73 $ 12 .83
R-3 : Net Assets .................................................................................... $ 10,569 $ 10,686 $ 2,626
Shares Issued and Outstanding .............................................................. 824 557 205
Net Asset Value per share ...................................................................
$ 12 .82 $ 19 .18 $ 12 .80
R-5 : Net Assets .................................................................................... $ 30,090 $ 30,886 $ 6,916
Shares Issued and Outstanding .............................................................. 2,343 1,584 540
Net Asset Value per share ...................................................................
$ 12 .84 $ 19 .50 $ 12 .81
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Fund SmallCap Fund
Investment in securities--at cost ................................................................
$ – $ 3,346,397 $ 1,651,133
Investment in affiliated Funds--at cost ..........................................................
$ 1,801,655 $ 64,581 $ 32,000
Assets
Investment in securities--at value  ................................................................ $ – $ 3,336,499
(a)
$ 2,067,956
(a)
Investment in affiliated Funds--at value ........................................................... 2,562,954 64,581 32,000
Cash ............................................................................................... – 94 –
Deposits with counterparty ........................................................................ – 1,207 –
Receivables:
Dividends and interest ....................................................................... 51 24,674 628
Expense reimbursement from Manager ..................................................... – – 29
Fund shares sold ............................................................................. 435 12,401 273
Investment securities sold ................................................................... 1,258 – 33,958
Variation margin on futures ................................................................. – 110 –
Prepaid directors' expenses ........................................................................ 2 – –
Prepaid expenses ..................................................................................
20 14 8
Total Assets   2,564,720 3,439,580 2,134,852
Liabilities
Accrued management and investment advisory fees .............................................. 559 958 1,206
Accrued administrative service fees .............................................................. 1 – 1
Accrued distribution fees .......................................................................... 417 61 83
Accrued service fees .............................................................................. 8 4 12
Accrued transfer agent fees ....................................................................... 122 280 241
Accrued directors' expenses ....................................................................... – 2 1
Accrued professional fees ......................................................................... 11 22 15
Accrued other expenses ........................................................................... – – 18
Cash overdraft ..................................................................................... – – 11
Payables:
Dividends payable ........................................................................... – 11,361 –
Fund shares redeemed ....................................................................... 1,695 5,962 1,556
Investment securities purchased ............................................................ – 38,472 4,702
Variation margin on futures ................................................................. – 213 –
Collateral obligation on securities loaned, at value ............................................... – 4,461 26,679
Total Liabilities
2,813 61,796 34,525
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,561,907 $ 3,377,784 $ 2,100,327
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,662,836 $ 3,438,426 $ 1,499,792
Total distributable earnings (accumulated loss) ...................................................
899,071 (60,642) 600,535
Total Net Assets
$ 2,561,907 $ 3,377,784 $ 2,100,327
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,875,000 1,220,000 700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,434,637 $ 311,886 $ 280,186
Shares Issued and Outstanding .............................................................. 57,916 25,751 9,135
Net Asset Value per share ................................................................... $ 24 .77
(b)
$ 12 .11
(b)
$ 30 .67
(b)
Maximum Offering Price ....................................................................
$ 26 .21 $ 12 .39 $ 32 .46
Class C : Net Assets ................................................................................ $ 67,506 $ 10,252 N/A
Shares Issued and Outstanding .............................................................. 3,282 846
Net Asset Value per share ...................................................................
$ 20 .57
(b)
$ 12 .11
(b)
Class J : Net Assets ................................................................................ $ 610,453 $ 100,359 $ 207,483
Shares Issued and Outstanding .............................................................. 26,326 8,294 7,205
Net Asset Value per share ...................................................................
$ 23 .19
(b)
$ 12 .10
(b)
$ 28 .80
(b)
Institutional : Net Assets ........................................................................... $ 408,248 $ 2,938,944 $ 649,465
Shares Issued and Outstanding .............................................................. 17,213 242,866 18,943
Net Asset Value per share ...................................................................
$ 23 .72 $ 12 .10 $ 34 .29
R-3 : Net Assets .................................................................................... $ 7,795 $ 6,495 $ 16,780
Shares Issued and Outstanding .............................................................. 337 536 555
Net Asset Value per share ...................................................................
$ 23 .10 $ 12 .11 $ 30 .25
R-5 : Net Assets .................................................................................... $ 33,268 $ 9,848 $ 40,623
Shares Issued and Outstanding .............................................................. 1,430 813 1,206
Net Asset Value per share ...................................................................
$ 23 .27 $ 12 .11 $ 33 .67
R-6 : Net Assets .................................................................................... N/A N/A $ 905,790
Shares Issued and Outstanding .............................................................. 26,394
Net Asset Value per share ...................................................................
$ 34 .32
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II
Investment in securities--at cost ................................................................
$ 1,712,071 $ 1,042,983 $ 1,056,319
Investment in affiliated Funds--at cost ..........................................................
$ 91,888 $ 11,725 $ 49,157
Assets
Investment in securities--at value  ................................................................ $ 2,288,969
(a)
$ 1,327,476
(a)
$ 1,205,249
(a)
Investment in affiliated Funds--at value ........................................................... 91,888 11,725 49,157
Cash ............................................................................................... 61 – –
Deposits with counterparty ........................................................................ 426 596 74
Receivables:
Dividends and interest ....................................................................... 597 404 568
Expense reimbursement from Manager ..................................................... 44 2 34
Fund shares sold ............................................................................. 671 467 264
Investment securities sold ................................................................... 2,459 1,100 3,553
Variation margin on futures ................................................................. 90 165 9
Prepaid directors' expenses ........................................................................ 1 – 1
Prepaid expenses ..................................................................................
7 4 4
Total Assets   2,385,213 1,341,939 1,258,913
Liabilities
Accrued management and investment advisory fees .............................................. 1,553 160 871
Accrued administrative service fees .............................................................. 1 5 –
Accrued distribution fees .......................................................................... 12 37 4
Accrued service fees .............................................................................. 9 31 3
Accrued transfer agent fees ....................................................................... 52 41 104
Accrued directors' expenses ....................................................................... – 2 –
Accrued professional fees ......................................................................... 17 13 18
Accrued other expenses ........................................................................... 37 9 37
Cash overdraft ..................................................................................... – 43 –
Payables:
Fund shares redeemed ....................................................................... 2,824 1,172 941
Investment securities purchased ............................................................ 7,506 2,254 1,612
Collateral obligation on securities loaned, at value ............................................... 28,411 5,018 12,075
Total Liabilities
40,422 8,785 15,665
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,344,791 $ 1,333,154 $ 1,243,248
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,667,848 $ 973,971 $ 1,040,818
Total distributable earnings (accumulated loss) ...................................................
676,943 359,183 202,430
Total Net Assets
$ 2,344,791 $ 1,333,154 $ 1,243,248
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 870,000 425,000 700,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 76,707 $ 193,293 $ 22,320
Shares Issued and Outstanding .............................................................. 8,597 7,647 1,835
Net Asset Value per share ...................................................................
$ 8 .92
(b)
$ 25 .28
(b)
$ 12 .16
(b)
Institutional : Net Assets ........................................................................... $ 94,913 $ 182,173 $ 161,080
Shares Issued and Outstanding .............................................................. 5,476 6,484 12,548
Net Asset Value per share ...................................................................
$ 17 .33 $ 28 .10 $ 12 .84
R-3 : Net Assets .................................................................................... $ 16,507 $ 71,542 $ 6,089
Shares Issued and Outstanding .............................................................. 1,402 2,461 516
Net Asset Value per share ...................................................................
$ 11 .77 $ 29 .07 $ 11 .80
R-5 : Net Assets .................................................................................... $ 32,133 $ 83,452 $ 8,175
Shares Issued and Outstanding .............................................................. 2,127 2,786 658
Net Asset Value per share ...................................................................
$ 15 .11 $ 29 .95 $ 12 .43
R-6 : Net Assets .................................................................................... $ 2,124,531 $ 802,694 $ 1,045,584
Shares Issued and Outstanding .............................................................. 121,949 28,594 81,472
Net Asset Value per share ...................................................................
$ 17 .42 $ 28 .07 $ 12 .83
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Tax-Exempt Bond Fund
Investment in securities--at cost ............................................................................................................................
$ 537,442
Assets
Investment in securities--at value  ............................................................................................................................ $ 535,507
Cash ........................................................................................................................................................... 78
Receivables:
Dividends and interest ................................................................................................................................... 7,252
Expense reimbursement from Manager ................................................................................................................. 17
Fund shares sold ......................................................................................................................................... 1,834
Other assets .................................................................................................................................................... 9
Prepaid expenses ..............................................................................................................................................
14
Total Assets   544,711
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 168
Accrued distribution fees ...................................................................................................................................... 58
Accrued transfer agent fees ................................................................................................................................... 85
Accrued directors' expenses ................................................................................................................................... 2
Accrued professional fees ..................................................................................................................................... 23
Payables:
Dividends payable ....................................................................................................................................... 1,594
Fund shares redeemed ................................................................................................................................... 842
Interest expense and fees payable ....................................................................................................................... 175
Investment securities purchased ........................................................................................................................ 3,886
Floating rate notes issued .....................................................................................................................................
28,065
Total Liabilities
34,898
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 509,813
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 587,687
Total distributable earnings (accumulated loss) ...............................................................................................................
(77,874)
Total Net Assets
$ 509,813
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 450,000
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 244,039
Shares Issued and Outstanding .......................................................................................................................... 36,732
Net Asset Value per share ............................................................................................................................... $ 6 .64
(a)
Maximum Offering Price ................................................................................................................................
$ 6 .90
Class C : Net Assets ............................................................................................................................................ $ 9,298
Shares Issued and Outstanding .......................................................................................................................... 1,394
Net Asset Value per share ...............................................................................................................................
$ 6 .67
(a)
Institutional : Net Assets ....................................................................................................................................... $ 256,476
Shares Issued and Outstanding .......................................................................................................................... 38,546
Net Asset Value per share ...............................................................................................................................
$ 6 .65
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
Core Plus Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 2,223 $ 215
Dividends ............................................................................................... 1 – 1,056
Withholding tax ........................................................................................ – – (2)
Interest .................................................................................................. 14,399 206,203 12,078
Securities lending - net .................................................................................
– 78 26
Total Income 14,400 208,504 13,373
Expenses:
Management and investment advisory fees ............................................................ 1,308 17,261 1,054
Distribution f ees - Class A ............................................................................. 426 237 77
Distribution f ees - Class C ............................................................................. 77 N/A N/A
Distribution f ees - Class J .............................................................................. N/A 58 70
Distribution f ees - R-3 ................................................................................. N/A 21 19
Administrative service fees - R-3 ...................................................................... N/A 6 5
Administrative service fees - R-5 ...................................................................... N/A 1 1
Registration fees - Class A ............................................................................. 8 9 8
Registration fees - Class C ............................................................................. 8 N/A N/A
Registration fees - Class J .............................................................................. N/A 7 7
Registration fees - Institutional ........................................................................ 9 12 12
Registration fees - R-6 ................................................................................. N/A 10 N/A
Service fees - R-3 ...................................................................................... N/A 21 19
Service fees - R-5 ...................................................................................... N/A 26 25
Shareholder reports - Class A .......................................................................... 2 6 4
Shareholder reports - Class J ........................................................................... N/A 1 4
Shareholder reports - Institutional ..................................................................... 2 13 8
Shareholder reports - R-6 .............................................................................. N/A 11 N/A
Transfer agent fees - Class A ........................................................................... 76 105 52
Transfer agent fees - Class C ........................................................................... 4 N/A N/A
Transfer agent fees - Class J ........................................................................... N/A 28 90
Transfer agent fees - Institutional ...................................................................... 127 289 192
Transfer agent fees - R-6 ............................................................................... N/A 124 N/A
Chief compliance officer expenses ..................................................................... – 4 –
Custodian fees .......................................................................................... – 32 6
Directors' expenses ..................................................................................... 9 115 7
Interest expense and fees ............................................................................... 410 – –
Professional fees ....................................................................................... 18 21 23
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 5 57 5
Total Gross Expenses 2,492 18,478 1,691
Less: Reimbursement from Manager - Class A ........................................................ – – 29
Less: Reimbursement from Manager - Institutional ................................................... 54 21 144
Total Net Expenses 2,438 18,457 1,518
Net Investment Income (Loss) 11,962 190,047 11,855
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (2,442) (1,965) (45)
Futures contracts ....................................................................................... – (3,154) 94
Swap agreements ....................................................................................... – – 13
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (324) (129,365) (5,893)
Futures contracts ....................................................................................... – (2,281) (2,034)
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements (2,766) (136,765) (7,865)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 9,196 $ 53,282 $ 3,990

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,229 $ 160 $ 1,456
Dividends ............................................................................................... 4,830 12,965 80,330
Foreign tax reclaims .................................................................................... 214 (1,455) –
Withholding tax ........................................................................................ (313) (943) (1,084)
Interest .................................................................................................. 71,671 2 28
Securities lending - net .................................................................................
309 37 164
Total Income 77,940 10,766 80,894
Expenses:
Management and investment advisory fees ............................................................ 7,458 4,737 20,167
Distribution f ees - Class A ............................................................................. 1,043 315 1,605
Distribution f ees - Class C ............................................................................. 367 N/A 330
Distribution f ees - Class J .............................................................................. N/A 142 71
Distribution f ees - R-3 ................................................................................. N/A 18 35
Administrative service fees - R-3 ...................................................................... N/A 5 10
Administrative service fees - R-5 ...................................................................... N/A 1 8
Registration fees - Class A ............................................................................. 15 9 11
Registration fees - Class C ............................................................................. 12 N/A 8
Registration fees - Class J .............................................................................. N/A 7 8
Registration fees - Institutional ........................................................................ 18 11 22
Registration fees - R-6 ................................................................................. 11 10 N/A
Service fees - R-3 ...................................................................................... N/A 18 35
Service fees - R-5 ...................................................................................... N/A 31 211
Shareholder reports - Class A .......................................................................... 18 11 20
Shareholder reports - Class C .......................................................................... 2 N/A 2
Shareholder reports - Class J ........................................................................... N/A 5 1
Shareholder reports - Institutional ..................................................................... 27 3 23
Shareholder reports - R-6 .............................................................................. 2 15 N/A
Transfer agent fees - Class A ........................................................................... 420 166 523
Transfer agent fees - Class C ........................................................................... 46 N/A 32
Transfer agent fees - Class J ........................................................................... N/A 114 33
Transfer agent fees - Institutional ...................................................................... 643 58 1,248
Transfer agent fees - R-6 ............................................................................... 6 117 N/A
Chief compliance officer expenses ..................................................................... 1 – 3
Custodian fees .......................................................................................... 69 63 59
Directors' expenses ..................................................................................... 28 12 95
Professional fees ....................................................................................... 30 66 15
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 41 (64) 45
Total Gross Expenses 10,260 5,873 24,623
Less: Reimbursement from Manager - Institutional ................................................... 630 38 933
Less: Reimbursement from Manager - R-6 ............................................................ 17 109 N/A
Total Net Expenses 9,613 5,726 23,690
Net Investment Income (Loss) 68,327 5,040 57,204
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ (61) and $ – , respectively) ..................... (17,807) 75,720 746,421
Foreign currency contracts ............................................................................. (892) – –
Foreign currency transactions .......................................................................... (36) (740) –
Futures contracts ....................................................................................... 177 – –
Options and swaptions ................................................................................. 38 – –
Short sales .............................................................................................. (24) – –
Swap agreements ....................................................................................... 850 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (64) , $ 58 and $ – , respectively) ................................. (57,357) 12,908 211,345
Foreign currency contracts .............................................................................. (235) – –
Futures contracts ....................................................................................... 46 – –
Options and swaptions ................................................................................. 5 – –
Short sales .............................................................................................. 48 – –
Swap agreements ....................................................................................... (396) – –
Translation of assets and liabilities in foreign currencies .............................................. (32) 218 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (75,615) 88,106 957,766
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (7,288) $ 93,146 $ 1,014,970

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,611 $ 1,479 $ 281
Dividends ............................................................................................... – 48,326 22,928
Foreign tax reclaims .................................................................................... – – 1,053
Withholding tax ........................................................................................ (881) (5,819) (950)
Interest .................................................................................................. 33,482 52 5
Securities lending - net .................................................................................
64 48 4
Total Income 34,276 44,086 23,321
Expenses:
Management and investment advisory fees ............................................................ 3,289 29,811 7,130
Distribution f ees - Class A ............................................................................. N/A 109 60
Distribution f ees - Class J .............................................................................. N/A 77 N/A
Distribution f ees - R-3 ................................................................................. N/A 9 1
Administrative service fees - R-3 ...................................................................... N/A 3 –
Administrative service fees - R-5 ...................................................................... N/A – 1
Registration fees - Class A ............................................................................. N/A 8 8
Registration fees - Class J .............................................................................. N/A 7 N/A
Registration fees - Institutional ........................................................................ 27 9 14
Registration fees - R-6 ................................................................................. N/A 9 9
Service fees - R-3 ...................................................................................... N/A 9 1
Service fees - R-5 ...................................................................................... N/A 9 12
Shareholder reports - Class A .......................................................................... N/A 5 3
Shareholder reports - Class J ........................................................................... N/A 3 N/A
Shareholder reports - Institutional ..................................................................... 13 9 23
Shareholder reports - R-6 .............................................................................. N/A 12 6
Transfer agent fees - Class A ........................................................................... N/A 65 40
Transfer agent fees - Class J ........................................................................... N/A 72 N/A
Transfer agent fees - Institutional ...................................................................... 203 25 568
Transfer agent fees - R-6 ............................................................................... N/A 116 20
Chief compliance officer expenses ..................................................................... – 1 1
Custodian fees .......................................................................................... 88 618 28
Directors' expenses ..................................................................................... 10 51 19
Professional fees ....................................................................................... 30 341 22
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 4 51 117
Total Gross Expenses 3,667 31,432 8,086
Less: Reimbursement from Manager - Institutional ................................................... – 3 331
Total Net Expenses 3,667 31,429 7,755
Net Investment Income (Loss) 30,609 12,657 15,566
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ 58 and $ – , respectively) ....................... 19,348 186,460 32,888
Foreign currency contracts ............................................................................. (2,292) – –
Foreign currency transactions .......................................................................... 49 (2,708) (75)
Futures contracts ....................................................................................... (2,930) – –
Swap agreements ....................................................................................... (2,177) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (200) , $ 10,186 and $ – , respectively) ........................... (8,189) 740,395 110,424
Foreign currency contracts ............................................................................. (1,044) – –
Futures contracts ....................................................................................... 398 – –
Swap agreements ....................................................................................... (1,927) – –
Translation of assets and liabilities in foreign currencies .............................................. (130) 265 72
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 1,106 924,412 143,309
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 31,715 $ 937,069 $ 158,875

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Government & High
Quality Bond Fund
Government Money
Market Fund High Yield Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 84 $ – $ 1,586
Dividends ............................................................................................... – 4,825 482
Interest .................................................................................................. 13,312 84,259 232,575
Securities lending - net .................................................................................
– – 434
Total Income 13,396 89,084 235,077
Expenses:
Management and investment advisory fees ............................................................ 1,465 3,543 16,116
Distribution f ees - Class A ............................................................................. 97 N/A 479
Distribution f ees - Class C ............................................................................. N/A N/A 94
Distribution f ees - Class J .............................................................................. 50 N/A N/A
Distribution f ees - R-3 ................................................................................. 4 N/A N/A
Administrative service fees - R-3 ...................................................................... 1 N/A N/A
Registration fees - Class A ............................................................................. 8 N/A 15
Registration fees - Class C ............................................................................. N/A N/A 8
Registration fees - Class J .............................................................................. 11 N/A N/A
Registration fees - Institutional ........................................................................ 10 1 18
Registration fees - R-6 ................................................................................. N/A 29 10
Service fees - R-3 ...................................................................................... 4 N/A N/A
Service fees - R-5 ...................................................................................... 10 N/A N/A
Shareholder reports - Class A .......................................................................... 6 N/A 12
Shareholder reports - Class C .......................................................................... N/A N/A 1
Shareholder reports - Class J ........................................................................... 3 N/A N/A
Shareholder reports - Institutional ..................................................................... 9 – 29
Shareholder reports - R-6 .............................................................................. N/A 1 3
Transfer agent fees - Class A ........................................................................... 88 N/A 240
Transfer agent fees - Class C ........................................................................... N/A N/A 11
Transfer agent fees - Class J ........................................................................... 59 N/A N/A
Transfer agent fees - Institutional ...................................................................... 139 169 722
Transfer agent fees - R-6 ............................................................................... N/A 4 67
Chief compliance officer expenses ..................................................................... – 2 2
Custodian fees .......................................................................................... 6 28 20
Directors' expenses ..................................................................................... 8 54 68
Professional fees ....................................................................................... 21 16 26
Technology fees ........................................................................................ 3 1 3
Other expenses ......................................................................................... 7 19 54
Total Gross Expenses 2,009 3,867 17,998
Less: Reimbursement from Manager .................................................................. – 188 –
Less: Reimbursement from Manager - Institutional ................................................... 100 – 109
Less: Reimbursement from Manager - R-3 ............................................................ 1 N/A N/A
Less: Reimbursement from Manager - R-5 ............................................................ 4 N/A N/A
Less: Reimbursement from Manager - R-6 ............................................................ N/A 132 –
Total Net Expenses 1,904 3,547 17,889
Net Investment Income (Loss) 11,492 85,537 217,188
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 497 (12) (30,618)
Foreign currency contracts ............................................................................. – – (95)
Foreign currency transactions .......................................................................... – – 19
Futures contracts ....................................................................................... (35) – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (6,806) – (49,713)
Foreign currency contracts ............................................................................. – – (130)
Futures contracts ....................................................................................... 845 – –
Translation of assets and liabilities in foreign currencies .............................................. – – 6
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (5,499) (12) (80,531)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,993 $ 85,525 $ 136,657

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
International Equity
Fund
LargeCap Growth
Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 190 $ 1,112 $ 1,932
Dividends ............................................................................................... – 75,604 16,896
Foreign tax reclaims .................................................................................... – 112 –
Withholding tax ........................................................................................ – (3,581) (2)
Interest .................................................................................................. 39,939 (2) 75
Securities lending - net .................................................................................
– 210 6
Total Income 40,129 73,455 18,907
Expenses:
Management and investment advisory fees ............................................................ 3,152 20,057 20,557
Distribution f ees - Class A ............................................................................. N/A N/A 638
Distribution f ees - Class J .............................................................................. 9 N/A 303
Distribution f ees - R-3 ................................................................................. 5 4 80
Administrative service fees - R-3 ...................................................................... 2 1 22
Administrative service fees - R-5 ...................................................................... – – 7
Registration fees - Class A ............................................................................. N/A N/A 9
Registration fees - Class J .............................................................................. 7 N/A 8
Registration fees - Institutional ........................................................................ 10 5 10
Registration fees - R-6 ................................................................................. N/A 9 9
Service fees - R-3 ...................................................................................... 5 4 80
Service fees - R-5 ...................................................................................... 4 5 161
Shareholder reports - Class A .......................................................................... N/A N/A 15
Shareholder reports - Class J ........................................................................... 1 N/A 3
Shareholder reports - Institutional ..................................................................... 13 1 7
Shareholder reports - R-6 .............................................................................. N/A – 2
Transfer agent fees - Class A ........................................................................... N/A N/A 210
Transfer agent fees - Class J ........................................................................... 7 N/A 86
Transfer agent fees - Institutional ...................................................................... 32 5 166
Transfer agent fees - R-6 ............................................................................... N/A 5 6
Chief compliance officer expenses ..................................................................... 1 2 3
Custodian fees .......................................................................................... 19 396 34
Directors' expenses ..................................................................................... 28 66 90
Professional fees ....................................................................................... 21 38 24
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 19 123 57
Total Gross Expenses 3,338 20,724 22,590
Less: Reimbursement from Manager .................................................................. – – 545
Total Net Expenses 3,338 20,724 22,045
Net Investment Income (Loss) 36,791 52,731 (3,138)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ 0 and $ – , respectively) ........................ (13,628) 383,967 1,591,183
Foreign currency contracts ............................................................................. 30 – –
Foreign currency transactions .......................................................................... 32 (1,074) –
Futures contracts ....................................................................................... (75) – 13
Options and swaptions ................................................................................. 260 – –
Short sales .............................................................................................. (48) – –
Swap agreements ....................................................................................... 142 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 2,341 100,519 (1,955,792)
Foreign currency contracts ............................................................................. (92) – –
Futures contracts ....................................................................................... (38) – 980
Options and swaptions ................................................................................. (99) – –
Swap agreements ....................................................................................... (457) – –
Translation of assets and liabilities in foreign currencies .............................................. (3) 907 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (11,635) 484,319 (363,616)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 25,156 $ 537,050 $ (366,754)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Fund
LargeCap Value
Fund III MidCap Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,488 $ 1,092 $ 148
Dividends ............................................................................................... 72,781 23,601 99,696
Withholding tax ........................................................................................ (16) (89) (3,202)
Interest .................................................................................................. 348 61 5
Securities lending - net .................................................................................
12 64 625
Total Income 76,613 24,729 97,272
Expenses:
Management and investment advisory fees ............................................................ 4,569 8,390 81,138
Distribution f ees - Class A ............................................................................. 710 N/A 2,196
Distribution f ees - Class C ............................................................................. N/A N/A 136
Distribution f ees - Class J .............................................................................. 1,062 66 325
Distribution f ees - R-3 ................................................................................. 239 11 189
Administrative service fees - R-3 ...................................................................... 67 3 53
Administrative service fees - R-5 ...................................................................... 21 – 10
Registration fees - Class A ............................................................................. 34 N/A 17
Registration fees - Class C ............................................................................. N/A N/A 7
Registration fees - Class J .............................................................................. 15 7 7
Registration fees - Institutional ........................................................................ 20 12 125
Registration fees - R-6 ................................................................................. N/A N/A 111
Service fees - R-3 ...................................................................................... 239 11 189
Service fees - R-5 ...................................................................................... 529 7 259
Shareholder reports - Class A .......................................................................... 13 N/A 32
Shareholder reports - Class C .......................................................................... N/A N/A 1
Shareholder reports - Class J ........................................................................... 8 2 4
Shareholder reports - Institutional ..................................................................... 14 12 255
Shareholder reports - R-6 .............................................................................. N/A N/A 306
Transfer agent fees - Class A ........................................................................... 297 N/A 783
Transfer agent fees - Class C ........................................................................... N/A N/A 16
Transfer agent fees - Class J ........................................................................... 210 37 109
Transfer agent fees - Institutional ...................................................................... 338 114 7,590
Transfer agent fees - R-6 ............................................................................... N/A N/A 200
Chief compliance officer expenses ..................................................................... 3 1 11
Custodian fees .......................................................................................... 34 28 112
Directors' expenses ..................................................................................... 125 34 379
Professional fees ....................................................................................... 14 15 22
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 96 18 613
Total Gross Expenses 8,660 8,771 95,198
Less: Reimbursement from Manager .................................................................. – 441 –
Total Net Expenses 8,660 8,330 95,198
Net Investment Income (Loss) 67,953 16,399 2,074
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 580,205 198,193 1,644,855
Investment transactions in affiliated securities ......................................................... – – 4,046
Foreign currency transactions .......................................................................... – – (2)
Futures contracts ....................................................................................... 235 1,053 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 127,785 (8,116) (4,059,244)
Investment in affiliated securities ...................................................................... – – 53,060
Futures contracts ....................................................................................... (5,490) (143) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 702,735 190,987 (2,357,285)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 770,688 $ 207,386 $ (2,355,211)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
MidCap Value
Fund I Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 364 $ 1,179 $ –
Dividends ............................................................................................... 9,013 22,473 740
Withholding tax ........................................................................................ (6) (62) –
Interest .................................................................................................. 32 34 19,758
Securities lending - net .................................................................................
31 20 –
Total Income 9,434 23,644 20,498
Expenses:
Management and investment advisory fees ............................................................ 940 7,538 2,079
Distribution f ees - Class A ............................................................................. N/A 56 –
Distribution f ees - Class J .............................................................................. 112 132 537
Distribution f ees - R-3 ................................................................................. 83 15 N/A
Administrative service fees - R-3 ...................................................................... 23 4 N/A
Administrative service fees - R-5 ...................................................................... 6 2 N/A
Registration fees - Class A ............................................................................. N/A 6 19
Registration fees - Class J .............................................................................. 7 7 20
Registration fees - Institutional ........................................................................ 7 9 N/A
Registration fees - R-6 ................................................................................. 9 7 N/A
Service fees - R-3 ...................................................................................... 83 15 N/A
Service fees - R-5 ...................................................................................... 143 38 N/A
Shareholder reports - Class A .......................................................................... N/A 2 6
Shareholder reports - Class J ........................................................................... 2 4 6
Shareholder reports - Institutional ..................................................................... 10 58 N/A
Shareholder reports - R-6 .............................................................................. 2 5 N/A
Transfer agent fees - Class A ........................................................................... N/A 31 81
Transfer agent fees - Class J ........................................................................... 47 73 89
Transfer agent fees - Institutional ...................................................................... 84 390 N/A
Transfer agent fees - R-6 ............................................................................... 3 39 N/A
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 8 20 20
Directors' expenses ..................................................................................... 14 24 13
Professional fees ....................................................................................... 11 14 14
Technology fees ........................................................................................ 3 3 2
Other expenses ......................................................................................... 13 15 6
Total Gross Expenses 1,610 8,508 2,892
Less: Reimbursement from Manager .................................................................. – 233 –
Less: Reimbursement from Manager - Institutional ................................................... – 208 N/A
Less: Reimbursement from Distributor - Class J ...................................................... – – 536
Total Net Expenses 1,610 8,067 2,356
Net Investment Income (Loss) 7,824 15,577 18,142
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 64,447 146,486 –
Futures contracts ....................................................................................... 1,922 425 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 78,607 143,710 –
Futures contracts ....................................................................................... 123 270 –
Net Realized and Unrealized Gain (Loss) on investments and futures 145,099 290,891 –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 152,923 $ 306,468 $ 18,142

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 426 $ 1,230 $ 4,120
Dividends ............................................................................................... 26,318 23,046 –
Foreign tax reclaims .................................................................................... 525 – –
Withholding tax ........................................................................................ (2,145) (317) –
Interest .................................................................................................. 16 35 –
Securities lending - net .................................................................................
46 39 –
Total Income 25,186 24,033 4,120
Expenses:
Management and investment advisory fees ............................................................ 7,514 9,874 N/A
Distribution f ees - Class A ............................................................................. N/A 1,824 N/A
Distribution f ees - R-3 ................................................................................. 1 63 18
Administrative service fees - R-3 ...................................................................... – 18 5
Administrative service fees - R-5 ...................................................................... N/A 2 1
Registration fees - Class A ............................................................................. N/A 15 N/A
Registration fees - Institutional ........................................................................ 13 20 7
Service fees - R-3 ...................................................................................... 1 64 18
Service fees - R-5 ...................................................................................... N/A 50 22
Shareholder reports - Class A .......................................................................... N/A 16 N/A
Shareholder reports - Institutional ..................................................................... 20 23 1
Transfer agent fees - Class A ........................................................................... N/A 416 N/A
Transfer agent fees - Institutional ...................................................................... 177 487 2
Chief compliance officer expenses ..................................................................... 1 2 –
Custodian fees .......................................................................................... 107 15 –
Directors' expenses ..................................................................................... 17 58 3
Professional fees ....................................................................................... 41 17 8
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 59 25 1
Total Gross Expenses 7,954 12,992 89
Less: Reimbursement from Manager .................................................................. 172 – –
Total Net Expenses 7,782 12,992 89
Net Investment Income (Loss) 17,404 11,041 4,031
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 83,876 382,241 –
Investment transactions in affiliated Funds ............................................................ – – 5,418
Foreign currency transactions .......................................................................... (134) – –
Futures contracts ....................................................................................... 692 – –
Capital gain distributions received from affiliated Funds .............................................. – – 3,097
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 135,350 (185,388) –
Investments in affiliated Funds ......................................................................... – – (6,904)
Futures contracts ....................................................................................... 89 – –
Translation of assets and liabilities in foreign currencies .............................................. 243 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 220,116 196,853 1,611
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 237,520 $ 207,894 $ 5,642

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 40,532 $ 27,474 $ 103,407
Total Income 40,532 27,474 103,407
Expenses:
Distribution f ees - Class A ............................................................................. 99 N/A 172
Distribution f ees - Class J .............................................................................. 475 N/A 831
Distribution f ees - R-3 ................................................................................. 67 105 175
Administrative service fees - R-3 ...................................................................... 19 30 49
Administrative service fees - R-5 ...................................................................... 4 4 9
Registration fees - Class A ............................................................................. 9 N/A 9
Registration fees - Class J .............................................................................. 8 N/A 10
Registration fees - Institutional ........................................................................ 12 9 13
Service fees - R-3 ...................................................................................... 67 105 175
Service fees - R-5 ...................................................................................... 95 110 232
Shareholder reports - Class A .......................................................................... 2 N/A 2
Shareholder reports - Class J ........................................................................... 4 N/A 6
Shareholder reports - Institutional ..................................................................... 1 1 1
Transfer agent fees - Class A ........................................................................... 22 N/A 40
Transfer agent fees - Class J ........................................................................... 44 N/A 128
Transfer agent fees - Institutional ...................................................................... 16 8 48
Chief compliance officer expenses ..................................................................... 1 – 2
Directors' expenses ..................................................................................... 21 15 56
Professional fees ....................................................................................... 9 9 11
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 12 8 27
Total Expenses 990 407 1,999
Net Investment Income (Loss) 39,542 27,067 101,408
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 62,822 48,525 181,394
Capital gain distributions received from affiliated Funds .............................................. 36,006 29,072 130,062
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (74,944) (58,697) (207,239)
Net Realized and Unrealized Gain (Loss) on investments 23,884 18,900 104,217
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 63,426 $ 45,967 $ 205,625

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 38,524 $ 89,605 $ 33,473
Total Income 38,524 89,605 33,473
Expenses:
Distribution f ees - Class A ............................................................................. N/A 168 N/A
Distribution f ees - Class J .............................................................................. N/A 691 N/A
Distribution f ees - R-3 ................................................................................. 126 155 102
Administrative service fees - R-3 ...................................................................... 35 43 29
Administrative service fees - R-5 ...................................................................... 6 9 5
Registration fees - Class A ............................................................................. N/A 9 N/A
Registration fees - Class J .............................................................................. N/A 8 N/A
Registration fees - Institutional ........................................................................ 10 10 10
Service fees - R-3 ...................................................................................... 126 155 102
Service fees - R-5 ...................................................................................... 160 221 135
Shareholder reports - Class A .......................................................................... N/A 2 N/A
Shareholder reports - Class J ........................................................................... N/A 4 N/A
Shareholder reports - Institutional ..................................................................... 1 1 1
Transfer agent fees - Class A ........................................................................... N/A 47 N/A
Transfer agent fees - Class J ........................................................................... N/A 106 N/A
Transfer agent fees - Institutional ...................................................................... 19 55 19
Chief compliance officer expenses ..................................................................... 1 2 1
Directors' expenses ..................................................................................... 22 60 20
Professional fees ....................................................................................... 8 9 8
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 11 25 8
Total Expenses 528 1,783 443
Net Investment Income (Loss) 37,996 87,822 33,030
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 47,094 157,979 38,088
Capital gain distributions received from affiliated Funds .............................................. 59,074 162,532 68,509
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (56,372) (169,988) (43,754)
Net Realized and Unrealized Gain (Loss) on investments 49,796 150,523 62,843
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 87,792 $ 238,345 $ 95,873

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 63,748 $ 22,813 $ 22,512
Total Income 63,748 22,813 22,512
Expenses:
Distribution f ees - Class A ............................................................................. 161 N/A N/A
Distribution f ees - Class J .............................................................................. 238 N/A 15
Distribution f ees - R-3 ................................................................................. 126 70 51
Administrative service fees - R-3 ...................................................................... 35 20 14
Administrative service fees - R-5 ...................................................................... 7 4 3
Registration fees - Class A ............................................................................. 8 N/A N/A
Registration fees - Class J .............................................................................. 8 N/A 7
Registration fees - Institutional ........................................................................ 10 9 9
Service fees - R-3 ...................................................................................... 126 70 51
Service fees - R-5 ...................................................................................... 179 86 61
Shareholder reports - Class A .......................................................................... 3 N/A N/A
Shareholder reports - Class J ........................................................................... 2 N/A –
Shareholder reports - Institutional ..................................................................... 1 1 1
Transfer agent fees - Class A ........................................................................... 60 N/A N/A
Transfer agent fees - Class J ........................................................................... 64 N/A 8
Transfer agent fees - Institutional ...................................................................... 48 24 19
Chief compliance officer expenses ..................................................................... 1 – –
Directors' expenses ..................................................................................... 37 14 14
Professional fees ....................................................................................... 9 8 8
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 17 6 6
Total Expenses 1,143 315 270
Net Investment Income (Loss) 62,605 22,498 22,242
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 87,293 22,443 19,516
Capital gain distributions received from affiliated Funds .............................................. 143,203 52,490 51,909
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (90,284) (24,341) (19,783)
Net Realized and Unrealized Gain (Loss) on investments 140,212 50,592 51,642
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 202,817 $ 73,090 $ 73,884

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 5,451 $ 1,803 $ 14,091
Total Income 5,451 1,803 14,091
Expenses:
Distribution f ees - Class J .............................................................................. N/A 1 340
Distribution f ees - R-3 ................................................................................. 15 2 N/A
Administrative service fees - R-3 ...................................................................... 4 1 N/A
Administrative service fees - R-5 ...................................................................... 1 – N/A
Registration fees - Class J .............................................................................. N/A 7 19
Registration fees - Institutional ........................................................................ 8 7 8
Registration fees - R-6 ................................................................................. N/A N/A 9
Service fees - R-3 ...................................................................................... 15 2 N/A
Service fees - R-5 ...................................................................................... 19 4 N/A
Shareholder reports - Class J ........................................................................... N/A – 7
Shareholder reports - R-6 .............................................................................. N/A N/A 1
Transfer agent fees - Class J ........................................................................... N/A 2 29
Transfer agent fees - Institutional ...................................................................... 5 1 2
Transfer agent fees - R-6 ............................................................................... N/A N/A 1
Directors' expenses ..................................................................................... 4 5 6
Professional fees ....................................................................................... 8 8 8
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 2 2 3
Total Gross Expenses 84 45 436
Less: Reimbursement from Manager - Class J ......................................................... N/A 8 –
Less: Reimbursement from Manager - Institutional ................................................... – 2 8
Less: Reimbursement from Manager - R-6 ............................................................ N/A N/A 9
Total Net Expenses 84 35 419
Net Investment Income (Loss) 5,367 1,768 13,672
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 1,615 211 53
Capital gain distributions received from affiliated Funds .............................................. 12,539 4,173 3,052
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (1,848) 266 789
Net Realized and Unrealized Gain (Loss) on investments 12,306 4,650 3,894
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 17,673 $ 6,418 $ 17,566

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 16,885 $ 31,034 $ 38,117
Total Income 16,885 31,034 38,117
Expenses:
Distribution f ees - Class J .............................................................................. 299 647 755
Registration fees - Class J .............................................................................. 11 21 27
Registration fees - Institutional ........................................................................ 8 8 8
Registration fees - R-6 ................................................................................. 10 12 12
Shareholder reports - Class J ........................................................................... 1 3 3
Shareholder reports - R-6 .............................................................................. 1 1 –
Transfer agent fees - Class J ........................................................................... 7 14 67
Transfer agent fees - Institutional ...................................................................... 7 9 9
Transfer agent fees - R-6 ............................................................................... 1 1 2
Directors' expenses ..................................................................................... 8 13 17
Professional fees ....................................................................................... 8 8 8
Technology fees ........................................................................................ 4 3 3
Other expenses ......................................................................................... 4 7 7
Total Gross Expenses 369 747 918
Less: Reimbursement from Manager - Institutional ................................................... 9 6 1
Total Net Expenses 360 741 917
Net Investment Income (Loss) 16,525 30,293 37,200
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 1,028 1,078 163
Capital gain distributions received from affiliated Funds .............................................. 4,374 9,562 14,361
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 2,591 9,499 22,434
Net Realized and Unrealized Gain (Loss) on investments 7,993 20,139 36,958
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 24,518 $ 50,432 $ 74,158

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 25,566 $ 29,185 $ 14,357
Total Income 25,566 29,185 14,357
Expenses:
Distribution f ees - Class J .............................................................................. 467 596 234
Registration fees - Class J .............................................................................. 22 28 15
Registration fees - Institutional ........................................................................ 8 8 8
Registration fees - R-6 ................................................................................. 14 13 12
Shareholder reports - Class J ........................................................................... 2 3 1
Shareholder reports - R-6 .............................................................................. 1 1 1
Transfer agent fees - Class J ........................................................................... 43 105 45
Transfer agent fees - Institutional ...................................................................... 14 12 12
Transfer agent fees - R-6 ............................................................................... 2 2 1
Directors' expenses ..................................................................................... 12 15 8
Professional fees ....................................................................................... 8 8 8
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 6 6 4
Total Gross Expenses 602 800 352
Less: Reimbursement from Manager - Institutional ................................................... 5 3 6
Total Net Expenses 597 797 346
Net Investment Income (Loss) 24,969 28,388 14,011
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 48 63 (26)
Capital gain distributions received from affiliated Funds .............................................. 11,554 16,915 10,063
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 21,061 36,020 23,289
Net Realized and Unrealized Gain (Loss) on investments 32,663 52,998 33,326
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 57,632 $ 81,386 $ 47,337

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 12,631 $ 7,979 $ 4,554
Total Income 12,631 7,979 4,554
Expenses:
Distribution f ees - Class J .............................................................................. 192 132 76
Registration fees - Class J .............................................................................. 13 11 9
Registration fees - Institutional ........................................................................ 8 8 8
Registration fees - R-6 ................................................................................. 12 12 10
Shareholder reports - Class J ........................................................................... 1 1 1
Shareholder reports - R-6 .............................................................................. 1 – –
Transfer agent fees - Class J ........................................................................... 54 70 65
Transfer agent fees - Institutional ...................................................................... 12 8 6
Transfer agent fees - R-6 ............................................................................... 1 1 1
Directors' expenses ..................................................................................... 8 6 4
Professional fees ....................................................................................... 8 8 8
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 3 3 2
Total Gross Expenses 316 263 193
Less: Reimbursement from Manager - Class J ......................................................... – – 6
Less: Reimbursement from Manager - Institutional ................................................... 6 8 10
Less: Reimbursement from Manager - R-6 ............................................................ – 3 8
Total Net Expenses 310 252 169
Net Investment Income (Loss) 12,321 7,727 4,385
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 6 (14) (2)
Capital gain distributions received from affiliated Funds .............................................. 10,355 6,845 3,908
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 25,413 17,335 9,909
Net Realized and Unrealized Gain (Loss) on investments 35,774 24,166 13,815
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 48,095 $ 31,893 $ 18,200

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,695 $ 257 $ 5,437
Total Income 1,695 257 5,437
Expenses:
Distribution f ees - Class J .............................................................................. 32 3 104
Registration fees - Class J .............................................................................. 9 7 9
Registration fees - Institutional ........................................................................ 7 7 7
Registration fees - R-6 ................................................................................. 8 7 9
Shareholder reports - Class J ........................................................................... 1 – 1
Transfer agent fees - Class J ........................................................................... 45 3 4
Transfer agent fees - Institutional ...................................................................... 2 1 2
Transfer agent fees - R-6 ............................................................................... 1 1 1
Directors' expenses ..................................................................................... 2 5 3
Professional fees ....................................................................................... 8 8 8
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 2 2 3
Total Gross Expenses 120 47 154
Less: Reimbursement from Manager - Class J ......................................................... 30 12 –
Less: Reimbursement from Manager - Institutional ................................................... 9 11 9
Less: Reimbursement from Manager - R-6 ............................................................ 12 17 10
Total Net Expenses 69 7 135
Net Investment Income (Loss) 1,626 250 5,302
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ – – 40
Capital gain distributions received from affiliated Funds .............................................. 1,452 219 1,182
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 3,912 644 382
Net Realized and Unrealized Gain (Loss) on investments 5,364 863 1,604
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 6,990 $ 1,113 $ 6,906

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Fund
Real Estate
Securities Fund
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 14,974 $ 665 $ 86,891
Dividends from affiliated securities .................................................................... – 1,939 –
Dividends ............................................................................................... – 91,312 –
Interest .................................................................................................. – 45 10
Total Income 14,974 93,961 86,901
Expenses:
Management and investment advisory fees ............................................................ N/A 24,853 6,428
Distribution f ees - Class A ............................................................................. 45 218 2,705
Distribution f ees - Class C ............................................................................. N/A 52 489
Distribution f ees - Class J .............................................................................. 177 89 1,277
Distribution f ees - R-3 ................................................................................. 23 34 30
Administrative service fees - R-3 ...................................................................... 7 9 8
Administrative service fees - R-5 ...................................................................... 1 3 2
Registration fees - Class A ............................................................................. 7 8 15
Registration fees - Class C ............................................................................. N/A 7 8
Registration fees - Class J .............................................................................. 9 6 16
Registration fees - Institutional ........................................................................ 9 35 12
Registration fees - R-6 ................................................................................. N/A 11 N/A
Service fees - R-3 ...................................................................................... 23 34 30
Service fees - R-5 ...................................................................................... 29 84 43
Shareholder reports - Class A .......................................................................... 1 7 24
Shareholder reports - Class C .......................................................................... N/A 1 2
Shareholder reports - Class J ........................................................................... 3 4 6
Shareholder reports - Institutional ..................................................................... 1 114 1
Shareholder reports - R-6 .............................................................................. N/A 31 N/A
Transfer agent fees - Class A ........................................................................... 13 108 634
Transfer agent fees - Class C ........................................................................... N/A 13 33
Transfer agent fees - Class J ........................................................................... 27 78 121
Transfer agent fees - Institutional ...................................................................... 12 1,803 56
Transfer agent fees - R-6 ............................................................................... N/A 137 N/A
Chief compliance officer expenses ..................................................................... – 2 1
Custodian fees .......................................................................................... – 19 3
Directors' expenses ..................................................................................... 9 69 51
Professional fees ....................................................................................... 8 13 10
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 5 36 24
Total Gross Expenses 412 27,881 12,032
Less: Reimbursement from Manager - Institutional ................................................... 36 822 –
Total Net Expenses 376 27,059 12,032
Net Investment Income (Loss) 14,598 66,902 74,869
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – 59,412 –
Investment transactions in affiliated Funds ............................................................ 8,505 – 90,300
Investment transactions in affiliated securities ......................................................... – (12) –
Foreign currency transactions .......................................................................... – – (56)
Futures contracts ....................................................................................... – – (409)
Capital gain distributions received from affiliated Funds .............................................. 11,174 – 119,444
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 581,750 –
Investments in affiliated Funds ......................................................................... (12,943) – (4,377)
Investment in affiliated securities ...................................................................... – 8,637 –
Futures contracts ....................................................................................... – – (1,889)
Translation of assets and liabilities in foreign currencies .............................................. – – (8)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 6,736 649,787 203,005
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 21,334 $ 716,689 $ 277,874

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 38,054 $ 56,016 $ 48,532
Interest .................................................................................................. 10 2 19
Total Income 38,064 56,018 48,551
Expenses:
Management and investment advisory fees ............................................................ 2,507 4,564 2,964
Distribution f ees - Class A ............................................................................. 640 2,213 1,063
Distribution f ees - Class C ............................................................................. 147 353 239
Distribution f ees - Class J .............................................................................. 789 758 815
Distribution f ees - R-3 ................................................................................. 15 13 3
Administrative service fees - R-3 ...................................................................... 4 4 1
Administrative service fees - R-5 ...................................................................... 1 1 –
Registration fees - Class A ............................................................................. 10 10 12
Registration fees - Class C ............................................................................. 7 7 7
Registration fees - Class J .............................................................................. 13 15 10
Registration fees - Institutional ........................................................................ 9 12 8
Service fees - R-3 ...................................................................................... 15 13 3
Service fees - R-5 ...................................................................................... 36 37 9
Shareholder reports - Class A .......................................................................... 6 18 9
Shareholder reports - Class C .......................................................................... 1 1 1
Shareholder reports - Class J ........................................................................... 3 3 4
Shareholder reports - Institutional ..................................................................... 1 1 1
Transfer agent fees - Class A ........................................................................... 147 498 242
Transfer agent fees - Class C ........................................................................... 12 25 19
Transfer agent fees - Class J ........................................................................... 59 88 63
Transfer agent fees - Institutional ...................................................................... 15 37 31
Chief compliance officer expenses ..................................................................... 1 1 1
Custodian fees .......................................................................................... 1 2 1
Directors' expenses ..................................................................................... 22 38 26
Professional fees ....................................................................................... 9 9 9
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 12 20 13
Total Expenses 4,485 8,744 5,557
Net Investment Income (Loss) 33,579 47,274 42,994
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 18,576 83,970 13,234
Foreign currency transactions .......................................................................... (58) – (104)
Futures contracts ....................................................................................... (434) – (761)
Capital gain distributions received from affiliated Funds .............................................. 27,653 116,277 19,591
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 119 (7,630) (9,409)
Futures contracts ....................................................................................... (1,947) – (3,445)
Translation of assets and liabilities in foreign currencies .............................................. (8) – (14)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 43,901 192,617 19,092
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 77,480 $ 239,891 $ 62,086

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Fund SmallCap Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 36,516 $ 2,002 $ 395
Dividends ............................................................................................... – – 11,216
Withholding tax ........................................................................................ – (33) (118)
Interest .................................................................................................. – 74,117 15
Securities lending - net .................................................................................
– 19 178
Total Income 36,516 76,105 11,686
Expenses:
Management and investment advisory fees ............................................................ 3,335 5,861 7,832
Distribution f ees - Class A ............................................................................. 1,732 237 332
Distribution f ees - Class C ............................................................................. 335 58 N/A
Distribution f ees - Class J .............................................................................. 434 77 147
Distribution f ees - R-3 ................................................................................. 11 8 21
Administrative service fees - R-3 ...................................................................... 3 2 6
Administrative service fees - R-5 ...................................................................... 2 1 3
Registration fees - Class A ............................................................................. 10 21 7
Registration fees - Class C ............................................................................. 7 7 N/A
Registration fees - Class J .............................................................................. 13 10 7
Registration fees - Institutional ........................................................................ 12 5 12
Registration fees - R-6 ................................................................................. N/A N/A 8
Service fees - R-3 ...................................................................................... 11 8 21
Service fees - R-5 ...................................................................................... 41 13 67
Shareholder reports - Class A .......................................................................... 15 5 9
Shareholder reports - Class C .......................................................................... 1 1 N/A
Shareholder reports - Class J ........................................................................... 2 2 4
Shareholder reports - Institutional ..................................................................... 1 20 61
Shareholder reports - R-6 .............................................................................. N/A N/A 3
Transfer agent fees - Class A ........................................................................... 397 141 141
Transfer agent fees - Class C ........................................................................... 23 5 N/A
Transfer agent fees - Class J ........................................................................... 94 29 74
Transfer agent fees - Institutional ...................................................................... 28 712 490
Transfer agent fees - R-6 ............................................................................... N/A N/A 3
Chief compliance officer expenses ..................................................................... 1 1 1
Custodian fees .......................................................................................... 2 11 16
Directors' expenses ..................................................................................... 27 40 26
Professional fees ....................................................................................... 8 17 11
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 13 18 38
Total Gross Expenses 6,561 7,313 9,343
Less: Reimbursement from Manager - Institutional ................................................... – – 128
Total Net Expenses 6,561 7,313 9,215
Net Investment Income (Loss) 29,955 68,792 2,471
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – 719 193,872
Investment transactions in affiliated Funds ............................................................ 54,587 – –
Futures contracts ....................................................................................... – (216) –
Capital gain distributions received from affiliated Funds .............................................. 101,104 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (16,045) 67,621
Investments in affiliated Funds ......................................................................... 14,705 – –
Futures contracts ....................................................................................... – 791 –
Net Realized and Unrealized Gain (Loss) on investments and futures 170,396 (14,751) 261,493
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 200,351 $ 54,041 $ 263,964

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value
Fund II
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 873 $ 343 $ 638
Dividends ............................................................................................... 3,614 11,309 11,766
Withholding tax ........................................................................................ (16) (11) (8)
Interest .................................................................................................. 29 48 19
Securities lending - net .................................................................................
707 18 64
Total Income 5,207 11,707 12,479
Expenses:
Management and investment advisory fees ............................................................ 9,214 939 5,094
Distribution f ees - Class J .............................................................................. 53 134 15
Distribution f ees - R-3 ................................................................................. 20 83 7
Administrative service fees - R-3 ...................................................................... 5 23 2
Administrative service fees - R-5 ...................................................................... 1 4 –
Registration fees - Class J .............................................................................. 6 7 7
Registration fees - Institutional ........................................................................ 7 8 6
Registration fees - R-6 ................................................................................. 10 9 12
Service fees - R-3 ...................................................................................... 20 83 7
Service fees - R-5 ...................................................................................... 37 104 9
Shareholder reports - Class J ........................................................................... 1 3 1
Shareholder reports - Institutional ..................................................................... 3 5 4
Shareholder reports - R-6 .............................................................................. 26 3 27
Transfer agent fees - Class J ........................................................................... 30 62 10
Transfer agent fees - Institutional ...................................................................... 41 53 70
Transfer agent fees - R-6 ............................................................................... 58 5 126
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... 37 9 35
Directors' expenses ..................................................................................... 23 16 13
Professional fees ....................................................................................... 13 10 13
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 14 15 7
Total Gross Expenses 9,623 1,578 5,468
Less: Reimbursement from Manager .................................................................. 217 – 116
Less: Reimbursement from Manager - Institutional ................................................... – 23 33
Less: Reimbursement from Manager - R-6 ............................................................ 61 – 127
Total Net Expenses 9,345 1,555 5,192
Net Investment Income (Loss) (4,138) 10,152 7,287
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 141,285 87,359 77,176
Futures contracts ....................................................................................... 160 1,560 (37)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 137,757 102,272 95,653
Futures contracts ....................................................................................... 43 (27) (20)
Net Realized and Unrealized Gain (Loss) on investments and futures 279,245 191,164 172,772
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 275,107 $ 201,316 $ 180,059

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 26
Interest ...................................................................................................................................................... 11,632
Total Income 11,658
Expenses:
Management and investment advisory fees ................................................................................................................ 1,004
Distribution f ees - Class A ................................................................................................................................. 300
Distribution f ees - Class C ................................................................................................................................. 49
Registration fees - Class A ................................................................................................................................. 11
Registration fees - Class C ................................................................................................................................. 8
Registration fees - Institutional ............................................................................................................................ 12
Shareholder reports - Class A .............................................................................................................................. 2
Shareholder reports - Institutional ......................................................................................................................... 3
Transfer agent fees - Class A ............................................................................................................................... 66
Transfer agent fees - Class C ............................................................................................................................... 4
Transfer agent fees - Institutional .......................................................................................................................... 137
Directors' expenses ......................................................................................................................................... 7
Interest expense and fees ................................................................................................................................... 502
Professional fees ........................................................................................................................................... 18
Technology fees ............................................................................................................................................ 3
Other expenses ............................................................................................................................................. 7
Total Gross Expenses 2,133
Less: Reimbursement from Manager - Institutional ....................................................................................................... 105
Total Net Expenses 2,028
Net Investment Income (Loss) 9,630
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (3,387)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. (507)
Net Realized and Unrealized Gain (Loss) on investments (3,894)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,736

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands California Municipal Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 11,962 $ 21,676
Net realized gain (loss) on investments .............................................................................................. (2,442) (7,797)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(324) 6,716
Net Increase (Decrease) in Net Assets Resulting from Operations 9,196 20,595
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (11,772) (21,871)
Total Dividends and Distributions (11,772) (21,871)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
44,563 22,367
Total Increase (Decrease) in Net Assets 41,987 21,091
Net Assets
Beginning of period ..................................................................................................................
644,848 623,757
End of period ........................................................................................................................
$ 686,835 $ 644,848
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 58,441 $ 831 $ 59,326
Reinvested .................................................................................... 5,318 197 4,981
Redeemed .....................................................................................
(40,341) (1,825) (42,365)
Net Increase (Decrease)
$ 23,418 $ (797) $ 21,942
Shares:
Sold ......................................................................................... 5,941 84 6,030
Reinvested .................................................................................... 541 20 506
Redeemed .....................................................................................
(4,105) (185) (4,309)
Net Increase (Decrease)
2,377 (81) 2,227
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 87,276 $ 1,088 $ 115,623
Reinvested .................................................................................... 10,134 461 9,111
Redeemed .....................................................................................
(84,954) (5,935) (110,437)
Net Increase (Decrease)
$ 12,456 $ (4,386) $ 14,297
Shares:
Sold ......................................................................................... 8,971 112 11,914
Reinvested .................................................................................... 1,042 47 936
Redeemed .....................................................................................
(8,732) (608) (11,350)
Net Increase (Decrease)
1,281 (449) 1,500
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (5,908) $ (200) $ (5,664)
Total Dividends and Distributions
$ (5,908) $ (200) $ (5,664)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (11,083) $ (467) $ (10,321)
Total Dividends and Distributions
$ (11,083) $ (467) $ (10,321)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 190,047 $ 371,782
Net realized gain (loss) on investments and futures ................................................................................. (5,119) (109,154)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(131,646) 358,727
Net Increase (Decrease) in Net Assets Resulting from Operations 53,282 621,355
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (197,720) (394,401)
Total Dividends and Distributions (197,720) (394,401)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(155,510) (335,869)
Total Increase (Decrease) in Net Assets (299,948) (108,915)
Net Assets
Beginning of period ..................................................................................................................
10,732,558 10,841,473
End of period ........................................................................................................................
$ 10,432,610 $ 10,732,558
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 8,117 $ 5,950 $ 101,785 N/A $ 2,063 N/A $ 2,657 $ 677,509
Reinvested ............................... 3,091 1,357 10,934 N/A 262 N/A 370 181,194
Redeemed ................................
(18,034) (9,190) (94,587) N/A (1,844) N/A (3,578) (1,023,566)
Net Increase (Decrease)
$ (6,826) $ (1,883) $ 18,132 N/A $ 481 N/A $ (551) $ (164,863)
Shares:
Sold .................................... 932 683 11,658 N/A 235 N/A 306 77,823
Reinvested ............................... 356 156 1,254 N/A 30 N/A 42 20,795
Redeemed ................................
(2,075) (1,055) (10,835) N/A (211) N/A (411) (117,534)
Net Increase (Decrease)
(787) (216) 2,077 N/A 54 N/A (63) (18,916)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 18,963 $ 17,093 $ 210,638 $ 2 $ 11,118 $ 49 $ 10,197 $ 1,240,780
Reinvested ............................... 6,438 2,749 20,348 – 465 – 749 362,539
Redeemed ................................
(42,568) (24,945) (183,014) (5,753) (4,685) (4,438) (7,001) (1,965,593)
Net Increase (Decrease)
$ (17,167) $ (5,103) $ 47,972 $ (5,751) $ 6,898 $ (4,389) $ 3,945 $ (362,274)
Shares:
Sold .................................... 2,221 1,991 24,541 – 1,299 6 1,194 143,998
Reinvested ............................... 751 320 2,364 – 54 – 87 42,185
Redeemed ................................
(4,978) (2,918) (21,301) (676) (546) (520) (817) (229,859)
Net Increase (Decrease)
(2,006) (607) 5,604 (676) 807 (514) 464 (43,676)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (3,233) $ (1,366) $ (11,111) $ N/A $ (262) $ N/A $ (370) $ (181,378)
Total Dividends and Distributions
$ (3,233) $ (1,366) $ (11,111) $ N/A $ (262) $ N/A $ (370) $ (181,378)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (6,726) $ (2,782) $ (20,784) $ (9) $ (465) $ (9) $ (750) $ (362,876)
Total Dividends and Distributions
$ (6,726) $ (2,782) $ (20,784) $ (9) $ (465) $ (9) $ (750) $ (362,876)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 11,855 $ 24,071
Net realized gain (loss) on investments , futures and swap agreements .............................................................. 62 (14,019)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(7,927) 21,267
Net Increase (Decrease) in Net Assets Resulting from Operations 3,990 31,319
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (11,862) (23,850)
Total Dividends and Distributions (11,862) (23,850)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(20,246) (37,597)
Total Increase (Decrease) in Net Assets (28,118) (30,128)
Net Assets
Beginning of period ..................................................................................................................
518,576 548,704
End of period ........................................................................................................................
$ 490,458 $ 518,576
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 1,930 $ 3,983 $ 24,718 N/A $ 1,559 N/A $ 3,943
Reinvested .......................................... 1,352 2,091 7,585 N/A 323 N/A 463
Redeemed ...........................................
(6,544) (8,931) (44,578) N/A (3,550) N/A (4,590)
Net Increase (Decrease)
$ (3,262) $ (2,857) $ (12,275) N/A $ (1,668) N/A $ (184)
Shares:
Sold ............................................... 210 430 2,697 N/A 172 N/A 434
Reinvested .......................................... 148 227 830 N/A 36 N/A 51
Redeemed ...........................................
(713) (969) (4,862) N/A (391) N/A (504)
Net Increase (Decrease)
(355) (312) (1,335) N/A (183) N/A (19)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 5,460 $ 8,399 $ 60,476 $ 18 $ 5,784 $ 26 $ 10,422
Reinvested .......................................... 2,659 3,958 15,317 – 654 – 1,149
Redeemed ...........................................
(9,687) (14,634) (88,411) (2,927) (3,721) (3,964) (28,575)
Net Increase (Decrease)
$ (1,568) $ (2,277) $ (12,618) $ (2,909) $ 2,717 $ (3,938) $ (17,004)
Shares:
Sold ............................................... 603 919 6,687 2 647 3 1,163
Reinvested .......................................... 294 434 1,695 – 73 – 128
Redeemed ...........................................
(1,070) (1,604) (9,764) (325) (417) (433) (3,173)
Net Increase (Decrease)
(173) (251) (1,382) (323) 303 (430) (1,882)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (1,385) $ (2,103) $ (7,588) $ N/A $ (323) $ N/A $ (463)
Total Dividends and Distributions
$ (1,385) $ (2,103) $ (7,588) $ N/A $ (323) $ N/A $ (463)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (2,726) $ (3,974) $ (15,324) $ (10) $ (654) $ (13) $ (1,149)
Total Dividends and Distributions
$ (2,726) $ (3,974) $ (15,324) $ (10) $ (654) $ (13) $ (1,149)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 68,327 $ 147,166
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .... (17,694) (17,715)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .....................................................................................................
(57,921) 30,750
Net Increase (Decrease) in Net Assets Resulting from Operations (7,288) 160,201
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (72,397) (145,462)
Total Dividends and Distributions (72,397) (145,462)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(128,576) (225,279)
Total Increase (Decrease) in Net Assets (208,261) (210,540)
Net Assets
Beginning of period ..................................................................................................................
2,396,800 2,607,340
End of period ........................................................................................................................
$ 2,188,539 $ 2,396,800
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .............................................................................. $ 30,451 $ 2,353 $ 132,112 $ 7,542
Reinvested ......................................................................... 22,904 1,888 36,452 1,959
Redeemed ..........................................................................
(97,790) (20,075) (232,122) (14,250)
Net Increase (Decrease)
$ (44,435) $ (15,834) $ (63,558) $ (4,749)
Shares:
Sold .............................................................................. 2,568 199 11,264 640
Reinvested ......................................................................... 1,940 161 3,109 167
Redeemed ..........................................................................
(8,255) (1,705) (19,756) (1,208)
Net Increase (Decrease)
(3,747) (1,345) (5,383) (401)
Year Ended October 31, 2025
Dollars:
Sold .............................................................................. $ 70,762 $ 7,133 $ 377,340 $ 19,468
Reinvested ......................................................................... 45,573 5,043 71,356 5,300
Redeemed ..........................................................................
(211,617) (60,160) (496,308) (59,169)
Net Increase (Decrease)
$ (95,282) $ (47,984) $ (47,612) $ (34,401)
Shares:
Sold .............................................................................. 5,919 600 31,787 1,639
Reinvested ......................................................................... 3,822 426 6,025 448
Redeemed ..........................................................................
(17,721) (5,066) (41,848) (4,991)
Net Increase (Decrease)
(7,980) (4,040) (4,036) (2,904)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments .................................. $ (25,824) $ (1,969) $ (42,441) $ (2,163)
Total Dividends and Distributions
$ (25,824) $ (1,969) $ (42,441) $ (2,163)
Year Ended October 31, 2025
From net investment income and net realized gain on investments .................................. $ (51,714) $ (5,228) $ (83,054) $ (5,466)
Total Dividends and Distributions
$ (51,714) $ (5,228) $ (83,054) $ (5,466)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 5,040 $ 26,221
Net realized gain (loss) on investments and foreign currencies ..................................................................... 74,980 1,099,423
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
13,126 (606,267)
Net Increase (Decrease) in Net Assets Resulting from Operations 93,146 519,377
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (29,222) (353,815)
Total Dividends and Distributions (29,222) (353,815)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(241,286) (5,738,019)
Total Increase (Decrease) in Net Assets (177,362) (5,572,457)
Net Assets
Beginning of period ..................................................................................................................
1,192,430 6,764,887
End of period ........................................................................................................................
$ 1,015,068 $ 1,192,430
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 10,257 $ 12,935 $ 24,417 N/A $ 1,503 N/A $ 2,795 $ 71,263
Reinvested ............................... 4,936 4,281 4,310 N/A 303 N/A 555 13,835
Redeemed ................................
(39,798) (17,771) (25,909) N/A (3,718) N/A (2,942) (302,538)
Net Increase (Decrease)
$ (24,605) $ (555) $ 2,818 N/A $ (1,912) N/A $ 408 $ (217,440)
Shares:
Sold .................................... 588 750 1,403 N/A 87 N/A 158 4,107
Reinvested ............................... 291 256 256 N/A 18 N/A 32 822
Redeemed ................................
(2,343) (1,041) (1,483) N/A (216) N/A (168) (17,220)
Net Increase (Decrease)
(1,464) (35) 176 N/A (111) N/A 22 (12,291)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 15,093 $ 23,028 $ 39,114 $ 17 $ 6,489 $ 49 $ 11,267 $ 157,626
Reinvested ............................... 9,467 7,525 9,377 – 557 – 1,163 323,836
Redeemed ................................
(35,467) (26,564) (105,147) (1,912) (4,788) (5,792) (10,795) (6,152,162)
Net Increase (Decrease)
$ (10,907) $ 3,989 $ (56,656) $ (1,895) $ 2,258 $ (5,743) $ 1,635 $ (5,670,700)
Shares:
Sold .................................... 1,018 1,550 2,684 1 447 3 769 11,194
Reinvested ............................... 692 560 691 – 41 – 84 23,904
Redeemed ................................
(2,386) (1,825) (7,351) (137) (324) (407) (705) (436,827)
Net Increase (Decrease)
(676) 285 (3,976) (136) 164 (404) 148 (401,729)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (5,473) $ (4,288) $ (4,321) $ N/A $ (305) $ N/A $ (556) $ (14,279)
Total Dividends and Distributions
$ (5,473) $ (4,288) $ (4,321) $ N/A $ (305) $ N/A $ (556) $ (14,279)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (10,579) $ (7,533) $ (9,396) $ – $ (560) $ – $ (1,165) $ (324,582)
Total Dividends and Distributions
$ (10,579) $ (7,533) $ (9,396) $ – $ (560) $ – $ (1,165) $ (324,582)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 57,204 $ 133,004
Net realized gain (loss) on investments .............................................................................................. 746,421 755,679
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
211,345 3,710
Net Increase (Decrease) in Net Assets Resulting from Operations 1,014,970 892,393
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (678,155) (915,714)
Total Dividends and Distributions (678,155) (915,714)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(671,987) (561,887)
Total Increase (Decrease) in Net Assets (335,172) (585,208)
Net Assets
Beginning of period ..................................................................................................................
8,468,129 9,053,337
End of period ........................................................................................................................
$ 8,132,957 $ 8,468,129
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 28,423 $ 4,999 $ 5,290 $ 410,517 N/A $ 2,042 N/A $ 7,172
Reinvested ............................... 105,150 5,504 7,920 533,100 N/A 2,379 N/A 14,463
Redeemed ................................
(97,900) (11,970) (9,238) (1,653,433) N/A (6,513) N/A (19,892)
Net Increase (Decrease)
$ 35,673 $ (1,467) $ 3,972 $ (709,816) N/A $ (2,092) N/A $ 1,743
Shares:
Sold .................................... 670 123 125 9,625 N/A 48 N/A 168
Reinvested ............................... 2,538 138 191 12,838 N/A 58 N/A 349
Redeemed ................................
(2,301) (293) (217) (38,326) N/A (154) N/A (462)
Net Increase (Decrease)
907 (32) 99 (15,863) N/A (48) N/A 55
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 49,628 $ 9,133 $ 8,250 $ 625,706 $ 2 $ 4,872 $ 214 $ 44,081
Reinvested ............................... 124,697 6,773 9,037 743,017 – 2,836 – 16,180
Redeemed ................................
(208,448) (23,474) (14,897) (1,898,477) (965) (7,522) (30,030) (22,500)
Net Increase (Decrease)
$ (34,123) $ (7,568) $ 2,390 $ (529,754) $ (963) $ 186 $ (29,816) $ 37,761
Shares:
Sold .................................... 1,219 235 203 15,764 – 117 4 1,013
Reinvested ............................... 3,078 173 223 18,306 – 70 – 399
Redeemed ................................
(5,108) (602) (368) (45,984) (21) (185) (664) (550)
Net Increase (Decrease)
(811) (194) 58 (11,914) (21) 2 (660) 862
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (108,693) $ (5,672) $ (7,937) $ (538,985) $ N/A $ (2,405) $ N/A $ (14,463)
Total Dividends and Distributions
$ (108,693) $ (5,672) $ (7,937) $ (538,985) $ N/A $ (2,405) $ N/A $ (14,463)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (128,923) $ (7,071) $ (9,051) $ (751,592) $ – $ (2,897) $ – $ (16,180)
Total Dividends and Distributions
$ (128,923) $ (7,071) $ (9,051) $ (751,592) $ – $ (2,897) $ – $ (16,180)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 30,609 $ 49,985
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ......................................... 11,998 4,104
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..........
(10,892) 36,757
Net Increase (Decrease) in Net Assets Resulting from Operations 31,715 90,846
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (31,960) (41,607)
Total Dividends and Distributions (31,960) (41,607)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
184,728 100,228
Total Increase (Decrease) in Net Assets 184,483 149,467
Net Assets
Beginning of period ..................................................................................................................
810,064 660,597
End of period ........................................................................................................................
$ 994,547 $ 810,064
Institutional
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .............................................................................................................. $ 231,806
Reinvested ......................................................................................................... 31,899
Redeemed ..........................................................................................................
(78,977)
Net Increase (Decrease)
$ 184,728
Shares:
Sold .............................................................................................................. 23,816
Reinvested ......................................................................................................... 3,297
Redeemed ..........................................................................................................
(8,160)
Net Increase (Decrease)
18,953
Year Ended October 31, 2025
Dollars:
Sold .............................................................................................................. $ 242,221
Reinvested ......................................................................................................... 41,491
Redeemed ..........................................................................................................
(183,484)
Net Increase (Decrease)
$ 100,228
Shares:
Sold .............................................................................................................. 26,029
Reinvested ......................................................................................................... 4,556
Redeemed ..........................................................................................................
(20,353)
Net Increase (Decrease)
10,232
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments .................................................................. $ (31,960)
Total Dividends and Distributions
$ (31,960)
Year Ended October 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (41,607)
Total Dividends and Distributions
$ (41,607)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Emerging Markets Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 12,657 $ 36,434
Net realized gain (loss) on investments and foreign currencies ..................................................................... 183,752 107,362
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
740,660 757,652
Net Increase (Decrease) in Net Assets Resulting from Operations 937,069 901,448
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (142,508) (7,659)
Total Dividends and Distributions (142,508) (7,659)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
1,410,525 2,224,988
Total Increase (Decrease) in Net Assets 2,205,086 3,118,777
Net Assets
Beginning of period ..................................................................................................................
5,539,967 2,421,190
End of period ........................................................................................................................
$ 7,745,053 $ 5,539,967
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 9,801 $ 17,145 $ 15,813 N/A $ 1,763 N/A $ 1,737 $ 1,758,462
Reinvested ............................... 1,758 2,366 1,294 N/A 149 N/A 150 136,738
Redeemed ................................
(5,452) (11,614) (11,319) N/A (1,239) N/A (921) (506,106)
Net Increase (Decrease)
$ 6,107 $ 7,897 $ 5,788 N/A $ 673 N/A $ 966 $ 1,389,094
Shares:
Sold .................................... 263 487 435 N/A 48 N/A 48 46,666
Reinvested ............................... 51 72 38 N/A 4 N/A 4 4,034
Redeemed ................................
(148) (331) (310) N/A (34) N/A (26) (13,850)
Net Increase (Decrease)
166 228 163 N/A 18 N/A 26 36,850
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 5,721 $ 15,483 $ 23,556 $ 8 $ 2,749 $ 14 $ 2,981 $ 2,553,663
Reinvested ............................... – 49 93 – – – 6 7,507
Redeemed ................................
(11,387) (13,841) (16,070) (1,223) (1,336) (1,786) (1,230) (339,969)
Net Increase (Decrease)
$ (5,666) $ 1,691 $ 7,579 $ (1,215) $ 1,413 $ (1,772) $ 1,757 $ 2,221,201
Shares:
Sold .................................... 193 518 812 – 98 1 108 78,590
Reinvested ............................... – 2 4 – – – – 290
Redeemed ................................
(396) (491) (545) (47) (48) (69) (44) (11,397)
Net Increase (Decrease)
(203) 29 271 (47) 50 (68) 64 67,483
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (1,768) $ (2,368) $ (1,297) $ N/A $ (149) $ N/A $ (150) $ (136,776)
Total Dividends and Distributions
$ (1,768) $ (2,368) $ (1,297) $ N/A $ (149) $ N/A $ (150) $ (136,776)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ – $ (49) $ (93) $ – $ – $ – $ (6) $ (7,511)
Total Dividends and Distributions
$ – $ (49) $ (93) $ – $ – $ – $ (6) $ (7,511)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ 15,566 $ 37,902
Net realized gain (loss) on investments and foreign currencies ..................................................................... 32,813 (9,153)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
110,496 (4,049)
Net Increase (Decrease) in Net Assets Resulting from Operations 158,875 24,700
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (41,123) (43,459)
Total Dividends and Distributions (41,123) (43,459)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(3,085) (216,247)
Total Increase (Decrease) in Net Assets 114,667 (235,006)
Net Assets
Beginning of period ..................................................................................................................
1,599,989 1,834,995
End of period ........................................................................................................................
$ 1,714,656 $ 1,599,989
Class A Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................... $ 2,161 $ 102,254 $ 151 N/A $ 881 $ 29,374
Reinvested .................................................... 1,064 24,655 10 N/A 262 13,073
Redeemed .....................................................
(5,236) (114,096) (80) N/A (9,370) (48,188)
Net Increase (Decrease)
$ (2,011) $ 12,813 $ 81 N/A $ (8,227) $ (5,741)
Shares:
Sold ......................................................... 236 10,358 15 N/A 90 2,959
Reinvested .................................................... 121 2,563 1 N/A 27 1,358
Redeemed .....................................................
(575) (11,437) (8) N/A (955) (4,804)
Net Increase (Decrease)
(218) 1,484 8 N/A (838) (487)
Year Ended October 31, 2025
(a)
Dollars:
Sold ......................................................... $ 5,454 $ 328,518 $ 286 $ 3 $ 3,168 $ 93,856
Reinvested .................................................... 1,152 22,293 40 – 208 17,424
Redeemed .....................................................
(15,994) (370,024) (1,567) (695) (1,070) (299,299)
Net Increase (Decrease)
$ (9,388) $ (19,213) $ (1,241) $ (692) $ 2,306 $ (188,019)
Shares:
Sold ......................................................... 627 34,457 31 – 329 9,910
Reinvested .................................................... 138 2,444 4 – 23 1,911
Redeemed .....................................................
(1,823) (39,143) (172) (71) (112) (31,382)
Net Increase (Decrease)
(1,058) (2,242) (137) (71) 240 (19,561)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............. $ (1,122) $ (26,249) $ (10) $ N/A $ (262) $ (13,480)
Total Dividends and Distributions
$ (1,122) $ (26,249) $ (10) $ N/A $ (262) $ (13,480)
Year Ended October 31, 2025
(a)
From net investment income and net realized gain on investments ............. $ (1,210) $ (24,167) $ (40) $ – $ (208) $ (17,834)
Total Dividends and Distributions
$ (1,210) $ (24,167) $ (40) $ – $ (208) $ (17,834)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 11,492 $ 23,609
Net realized gain (loss) on investments and futures ................................................................................. 462 (20,409)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(5,961) 37,554
Net Increase (Decrease) in Net Assets Resulting from Operations 5,993 40,754
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (11,211) (23,103)
Total Dividends and Distributions (11,211) (23,103)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(37,102) (58,166)
Total Increase (Decrease) in Net Assets (42,320) (40,515)
Net Assets
Beginning of period ..................................................................................................................
624,494 665,009
End of period ........................................................................................................................
$ 582,174 $ 624,494
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 3,037 $ 4,168 $ 31,997 N/A $ 514 N/A $ 1,377
Reinvested .......................................... 2,239 1,153 7,523 N/A 58 N/A 147
Redeemed ...........................................
(11,707) (8,166) (67,056) N/A (1,391) N/A (995)
Net Increase (Decrease)
$ (6,431) $ (2,845) $ (27,536) N/A $ (819) N/A $ 529
Shares:
Sold ............................................... 332 453 3,466 N/A 56 N/A 150
Reinvested .......................................... 244 125 820 N/A 6 N/A 16
Redeemed ...........................................
(1,278) (888) (7,270) N/A (152) N/A (108)
Net Increase (Decrease)
(702) (310) (2,984) N/A (90) N/A 58
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 8,856 $ 12,523 $ 46,103 $ 1 $ 1,760 $ 8 $ 4,188
Reinvested .......................................... 4,596 2,232 15,720 – 106 – 259
Redeemed ...........................................
(25,006) (16,371) (107,332) (468) (882) (1,903) (2,556)
Net Increase (Decrease)
$ (11,554) $ (1,616) $ (45,509) $ (467) $ 984 $ (1,895) $ 1,891
Shares:
Sold ............................................... 988 1,391 5,148 – 195 1 467
Reinvested .......................................... 512 248 1,749 – 12 – 29
Redeemed ...........................................
(2,794) (1,828) (12,016) (53) (98) (214) (286)
Net Increase (Decrease)
(1,294) (189) (5,119) (53) 109 (213) 210
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (2,309) $ (1,162) $ (7,534) $ N/A $ (59) $ N/A $ (147)
Total Dividends and Distributions
$ (2,309) $ (1,162) $ (7,534) $ N/A $ (59) $ N/A $ (147)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (4,748) $ (2,248) $ (15,736) $ (1) $ (107) $ (4) $ (259)
Total Dividends and Distributions
$ (4,748) $ (2,248) $ (15,736) $ (1) $ (107) $ (4) $ (259)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government Money Market Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 85,537 $ 167,970
Net realized gain (loss) on investments .............................................................................................. (12) –
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 85,525 167,970
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (85,549) (167,970)
Total Dividends and Distributions (85,549) (167,970)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(481,306) 1,138,748
Total Increase (Decrease) in Net Assets (481,330) 1,138,748
Net Assets
Beginning of period ..................................................................................................................
4,880,773 3,742,025
End of period ........................................................................................................................
$ 4,399,443 $ 4,880,773
Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ................................................................................................... $ 1,429,077 $ 26,150,365
Reinvested .............................................................................................. – 8,185
Redeemed ...............................................................................................
(1,307,052) (26,761,881)
Net Increase (Decrease)
$ 122,025 $ (603,331)
Shares:
Sold ................................................................................................... 1,429,077 26,150,365
Reinvested .............................................................................................. – 8,185
Redeemed ...............................................................................................
(1,307,052) (26,761,881)
Net Increase (Decrease)
122,025 (603,331)
Year Ended October 31, 2025
Dollars:
Sold ................................................................................................... $ 2,282,280 $ 44,600,576
Reinvested .............................................................................................. – 12,284
Redeemed ...............................................................................................
(1,888,235) (43,868,157)
Net Increase (Decrease)
$ 394,045 $ 744,703
Shares:
Sold ................................................................................................... 2,282,280 44,600,576
Reinvested .............................................................................................. – 12,284
Redeemed ...............................................................................................
(1,888,235) (43,868,157)
Net Increase (Decrease)
394,045 744,703
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ....................................................... $ (13,876) $ (71,673)
Total Dividends and Distributions
$ (13,876) $ (71,673)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (20,712) $ (147,258)
Total Dividends and Distributions
$ (20,712) $ (147,258)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 217,188 $ 413,767
Net realized gain (loss) on investments and foreign currencies ..................................................................... (30,694) (44,224)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
(49,837) 16,357
Net Increase (Decrease) in Net Assets Resulting from Operations 136,657 385,900
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (224,673) (425,010)
Total Dividends and Distributions (224,673) (425,010)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(108,753) 848,001
Total Increase (Decrease) in Net Assets (196,769) 808,891
Net Assets
Beginning of period ..................................................................................................................
6,659,394 5,850,503
End of period ........................................................................................................................
$ 6,462,625 $ 6,659,394
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .............................................................................. $ 51,580 $ 1,149 $ 108,958 $ 383,252
Reinvested ......................................................................... 11,353 522 45,171 163,085
Redeemed ..........................................................................
(76,813) (3,379) (331,111) (462,520)
Net Increase (Decrease)
$ (13,880) $ (1,708) $ (176,982) $ 83,817
Shares:
Sold .............................................................................. 7,653 167 16,304 57,506
Reinvested ......................................................................... 1,684 76 6,773 24,457
Redeemed ..........................................................................
(11,395) (492) (49,987) (69,253)
Net Increase (Decrease)
(2,058) (249) (26,910) 12,710
Year Ended October 31, 2025
Dollars:
Sold .............................................................................. $ 146,291 $ 3,129 $ 462,785 $ 1,590,637
Issued in acquisitions .................................................................. N/A N/A 505,624 N/A
Reinvested ......................................................................... 23,984 1,223 92,302 297,795
Redeemed ..........................................................................
(190,628) (9,007) (997,588) (1,078,546)
Net Increase (Decrease)
$ (20,353) $ (4,655) $ 63,123 $ 809,886
Shares:
Sold .............................................................................. 21,506 454 69,304 236,559
Issued in acquisitions .................................................................. N/A N/A 74,707 N/A
Reinvested ......................................................................... 3,531 177 13,732 44,307
Redeemed ..........................................................................
(28,061) (1,308) (148,652) (160,831)
Net Increase (Decrease)
(3,024) (677) 9,091 120,035
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments .................................. $ (12,502) $ (528) $ (46,502) $ (165,141)
Total Dividends and Distributions
$ (12,502) $ (528) $ (46,502) $ (165,141)
Year Ended October 31, 2025
From net investment income and net realized gain on investments .................................. $ (26,257) $ (1,234) $ (95,694) $ (301,825)
Total Dividends and Distributions
$ (26,257) $ (1,234) $ (95,694) $ (301,825)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 36,791 $ 99,021
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .... (13,287) (31,684)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements ...............................................................................................................
1,652 58,688
Net Increase (Decrease) in Net Assets Resulting from Operations 25,156 126,025
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (103,541) (71,833)
Total Dividends and Distributions (103,541) (71,833)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(163,465) 91,343
Total Increase (Decrease) in Net Assets (241,850) 145,535
Net Assets
Beginning of period ..................................................................................................................
2,384,473 2,238,938
End of period ........................................................................................................................
$ 2,142,623 $ 2,384,473
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................... $ 2,682 $ 151,079 N/A $ 464 N/A $ 1,246
Reinvested .................................................... 521 102,695 N/A 182 N/A 141
Redeemed .....................................................
(2,103) (419,221) N/A (572) N/A (579)
Net Increase (Decrease)
$ 1,100 $ (165,447) N/A $ 74 N/A $ 808
Shares:
Sold ......................................................... 367 19,423 N/A 64 N/A 164
Reinvested .................................................... 73 13,372 N/A 25 N/A 19
Redeemed .....................................................
(288) (53,706) N/A (78) N/A (76)
Net Increase (Decrease)
152 (20,911) N/A 11 N/A 107
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 4,520 $ 467,704 $ 2 $ 1,461 $ 93 $ 2,130
Reinvested .................................................... 340 71,254 – 141 – 95
Redeemed .....................................................
(4,732) (446,812) (510) (1,810) (1,851) (682)
Net Increase (Decrease)
$ 128 $ 92,146 $ (508) $ (208) $ (1,758) $ 1,543
Shares:
Sold ......................................................... 616 59,559 – 198 12 279
Reinvested .................................................... 48 9,488 – 20 – 13
Redeemed .....................................................
(644) (57,090) (71) (243) (244) (89)
Net Increase (Decrease)
20 11,957 (71) (25) (232) 203
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............. $ (521) $ (102,697) $ N/A $ (182) $ N/A $ (141)
Total Dividends and Distributions
$ (521) $ (102,697) $ N/A $ (182) $ N/A $ (141)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (342) $ (71,254) $ – $ (142) $ – $ (95)
Total Dividends and Distributions
$ (342) $ (71,254) $ – $ (142) $ – $ (95)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Equity Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 52,731 $ 101,164
Net realized gain (loss) on investments and foreign currencies ..................................................................... 382,893 162,061
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
101,426 837,195
Net Increase (Decrease) in Net Assets Resulting from Operations 537,050 1,100,420
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (254,694) (28,168)
Total Dividends and Distributions (254,694) (28,168)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(159,705) 5,226,549
Total Increase (Decrease) in Net Assets 122,651 6,298,801
Net Assets
Beginning of period ..................................................................................................................
6,530,501 231,700
End of period ........................................................................................................................
$ 6,653,152 $ 6,530,501
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................... $ 4,707 N/A $ 400 N/A $ 599 $ 429,923
Reinvested .................................................... 740 N/A 99 N/A 126 252,329
Redeemed .....................................................
(3,089) N/A (398) N/A (205) (844,936)
Net Increase (Decrease)
$ 2,358 N/A $ 101 N/A $ 520 $ (162,684)
Shares:
Sold ......................................................... 274 N/A 24 N/A 34 25,264
Reinvested .................................................... 45 N/A 6 N/A 8 15,386
Redeemed .....................................................
(180) N/A (24) N/A (12) (50,238)
Net Increase (Decrease)
139 N/A 6 N/A 30 (9,588)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 7,123 $ 12 $ 2,073 $ 1 $ 588 $ 6,352,574
Reinvested .................................................... 2,193 – 302 – 336 20,512
Redeemed .....................................................
(9,678) (1,329) (932) (297) (329) (1,146,600)
Net Increase (Decrease)
$ (362) $ (1,317) $ 1,443 $ (296) $ 595 $ 5,226,486
Shares:
Sold ......................................................... 493 1 144 – 41 457,507
Reinvested .................................................... 169 – 23 – 27 1,585
Redeemed .....................................................
(691) (93) (66) (21) (23) (74,558)
Net Increase (Decrease)
(29) (92) 101 (21) 45 384,534
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............. $ (766) $ N/A $ (99) $ N/A $ (126) $ (253,703)
Total Dividends and Distributions
$ (766) $ N/A $ (99) $ N/A $ (126) $ (253,703)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (2,387) $ – $ (302) $ – $ (336) $ (25,143)
Total Dividends and Distributions
$ (2,387) $ – $ (302) $ – $ (336) $ (25,143)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ (3,138) $ (14,551)
Net realized gain (loss) on investments and futures ................................................................................. 1,591,196 1,330,981
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(1,954,812) 395,212
Net Increase (Decrease) in Net Assets Resulting from Operations (366,754) 1,711,642
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (983,606) (2,570,708)
Total Dividends and Distributions (983,606) (2,570,708)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(910,531) (766,632)
Total Increase (Decrease) in Net Assets (2,260,891) (1,625,698)
Net Assets
Beginning of period ..................................................................................................................
8,446,759 10,072,457
End of period ........................................................................................................................
$ 6,185,868 $ 8,446,759
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 6,752 $ 13,995 $ 22,593 N/A $ 2,746 N/A $ 5,696 $ 82,848
Reinvested ............................... 75,182 91,693 55,736 N/A 11,726 N/A 20,671 724,350
Redeemed ................................
(44,534) (51,919) (133,286) N/A (15,551) N/A (49,176) (1,730,053)
Net Increase (Decrease)
$ 37,400 $ 53,769 $ (54,957) N/A $ (1,079) N/A $ (22,809) $ (922,855)
Shares:
Sold .................................... 475 1,588 1,422 N/A 239 N/A 383 5,132
Reinvested ............................... 5,366 10,838 3,530 N/A 1,040 N/A 1,478 45,614
Redeemed ................................
(3,154) (6,000) (8,552) N/A (1,346) N/A (3,583) (103,977)
Net Increase (Decrease)
2,687 6,426 (3,600) N/A (67) N/A (1,722) (53,231)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 15,715 $ 35,494 $ 341,137 $ 53 $ 19,290 $ 336 $ 59,868 $ 364,314
Reinvested ............................... 141,347 153,108 229,688 – 24,850 – 46,672 1,967,013
Redeemed ................................
(76,780) (84,726) (638,721) (11,147) (27,345) (45,583) (66,796) (3,214,419)
Net Increase (Decrease)
$ 80,282 $ 103,876 $ (67,896) $ (11,094) $ 16,795 $ (45,247) $ 39,744 $ (883,092)
Shares:
Sold .................................... 1,001 3,294 15,979 3 1,251 18 3,231 21,224
Reinvested ............................... 9,436 15,512 13,862 – 1,986 – 3,122 118,210
Redeemed ................................
(4,851) (8,066) (37,555) (718) (2,124) (2,435) (4,279) (179,843)
Net Increase (Decrease)
5,586 10,740 (7,714) (715) 1,113 (2,417) 2,074 (40,409)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (76,090) $ (91,810) $ (58,452) $ N/A $ (11,758) $ N/A $ (20,671) $ (724,825)
Total Dividends and Distributions
$ (76,090) $ (91,810) $ (58,452) $ N/A $ (11,758) $ N/A $ (20,671) $ (724,825)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (143,325) $ (153,333) $ (234,714) $ – $ (24,893) $ – $ (46,672) $ (1,967,771)
Total Dividends and Distributions
$ (143,325) $ (153,333) $ (234,714) $ – $ (24,893) $ – $ (46,672) $ (1,967,771)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 67,953 $ 108,293
Net realized gain (loss) on investments and futures ................................................................................. 580,440 275,087
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
122,295 1,428,777
Net Increase (Decrease) in Net Assets Resulting from Operations 770,688 1,812,157
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (367,892) (236,606)
Total Dividends and Distributions (367,892) (236,606)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
1,877,543 601,384
Total Increase (Decrease) in Net Assets 2,280,339 2,176,935
Net Assets
Beginning of period ..................................................................................................................
10,842,914 8,665,979
End of period ........................................................................................................................
$ 13,123,253 $ 10,842,914
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 54,248 $ 89,880 $ 3,057,475 N/A $ 16,609 N/A $ 43,068
Reinvested .......................................... 25,452 39,837 285,956 N/A 4,600 N/A 11,437
Redeemed ...........................................
(91,824) (131,478) (1,405,475) N/A (26,204) N/A (96,038)
Net Increase (Decrease)
$ (12,124) $ (1,761) $ 1,937,956 N/A $ (4,995) N/A $ (41,533)
Shares:
Sold ............................................... 1,669 2,799 93,563 N/A 510 N/A 1,287
Reinvested .......................................... 789 1,253 8,849 N/A 143 N/A 347
Redeemed ...........................................
(2,807) (4,106) (43,202) N/A (804) N/A (2,914)
Net Increase (Decrease)
(349) (54) 59,210 N/A (151) N/A (1,280)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 116,997 $ 168,175 $ 1,781,102 $ 110 $ 46,700 $ 1,243 $ 196,142
Reinvested .......................................... 20,318 33,375 167,582 – 4,155 – 10,731
Redeemed ...........................................
(128,006) (221,407) (1,262,619) (15,807) (52,776) (143,465) (121,166)
Net Increase (Decrease)
$ 9,309 $ (19,857) $ 686,065 $ (15,697) $ (1,921) $ (142,222) $ 85,707
Shares:
Sold ............................................... 4,038 5,865 58,411 4 1,590 42 6,571
Reinvested .......................................... 712 1,187 5,867 – 145 – 369
Redeemed ...........................................
(4,380) (7,734) (42,959) (541) (1,814) (4,861) (4,069)
Net Increase (Decrease)
370 (682) 21,319 (537) (79) (4,819) 2,871
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (25,899) $ (39,976) $ (285,979) $ N/A $ (4,600) $ N/A $ (11,438)
Total Dividends and Distributions
$ (25,899) $ (39,976) $ (285,979) $ N/A $ (4,600) $ N/A $ (11,438)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (20,703) $ (33,421) $ (167,596) $ – $ (4,155) $ – $ (10,731)
Total Dividends and Distributions
$ (20,703) $ (33,421) $ (167,596) $ – $ (4,155) $ – $ (10,731)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 16,399 $ 51,666
Net realized gain (loss) on investments and futures ................................................................................. 199,246 484,847
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(8,259) (281,208)
Net Increase (Decrease) in Net Assets Resulting from Operations 207,386 255,305
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (437,334) (291,011)
Total Dividends and Distributions (437,334) (291,011)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(384,038) (884,061)
Total Increase (Decrease) in Net Assets (613,986) (919,767)
Net Assets
Beginning of period ..................................................................................................................
2,868,719 3,788,486
End of period ........................................................................................................................
$ 2,254,733 $ 2,868,719
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................... $ 3,073 $ 45,328 N/A $ 259 N/A $ 621
Reinvested .................................................... 15,965 418,983 N/A 1,482 N/A 879
Redeemed .....................................................
(7,761) (860,095) N/A (2,379) N/A (393)
Net Increase (Decrease)
$ 11,277 $ (395,784) N/A $ (638) N/A $ 1,107
Shares:
Sold ......................................................... 173 2,456 N/A 13 N/A 33
Reinvested .................................................... 937 23,898 N/A 78 N/A 50
Redeemed .....................................................
(437) (44,704) N/A (120) N/A (21)
Net Increase (Decrease)
673 (18,350) N/A (29) N/A 62
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 4,602 $ 171,364 $ 18 $ 4,714 $ 2 $ 2,123
Reinvested .................................................... 6,818 282,944 – 736 – 471
Redeemed .....................................................
(12,519) (1,334,301) (3,911) (2,835) (1,164) (3,123)
Net Increase (Decrease)
$ (1,099) $ (879,993) $ (3,893) $ 2,615 $ (1,162) $ (529)
Shares:
Sold ......................................................... 239 8,841 1 208 – 102
Reinvested .................................................... 366 14,819 – 36 – 24
Redeemed .....................................................
(652) (66,587) (182) (137) (54) (153)
Net Increase (Decrease)
(47) (42,927) (181) 107 (54) (27)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............. $ (15,968) $ (419,005) $ N/A $ (1,482) $ N/A $ (879)
Total Dividends and Distributions
$ (15,968) $ (419,005) $ N/A $ (1,482) $ N/A $ (879)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (6,823) $ (282,981) $ – $ (736) $ – $ (471)
Total Dividends and Distributions
$ (6,823) $ (282,981) $ – $ (736) $ – $ (471)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 2,074 $ (8,293)
Net realized gain (loss) on investments and foreign currencies ..................................................................... 1,648,899 1,904,196
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(4,006,184) (1,220,856)
Net Increase (Decrease) in Net Assets Resulting from Operations (2,355,211) 675,047
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (1,719,604) (915,939)
Total Dividends and Distributions (1,719,604) (915,939)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(2,285,779) 3,682,934
Total Increase (Decrease) in Net Assets (6,360,594) 3,442,042
Net Assets
Beginning of period ..................................................................................................................
31,526,303 28,084,261
End of period ........................................................................................................................
$ 25,165,709 $ 31,526,303
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .......................... $ 81,888 $ 1,030 $ 1,762 $ 1,704,753 N/A $ 6,162 N/A $ 10,747 $ 1,340,796
Reinvested ..................... 101,126 2,027 27,677 783,139 N/A 9,689 N/A 12,896 536,811
Redeemed ......................
(204,170) (4,479) (43,334) (4,064,441) N/A (23,027) N/A (49,596) (2,517,235)
Net Increase (Decrease)
$ (21,156) $ (1,422) $ (13,895) $ (1,576,549) N/A $ (7,176) N/A $ (25,953) $ (639,628)
Shares:
Sold .......................... 2,045 32 45 40,499 N/A 164 N/A 265 31,706
Reinvested ..................... 2,450 61 701 18,053 N/A 246 N/A 306 12,349
Redeemed ......................
(5,096) (141) (1,126) (98,243) N/A (607) N/A (1,208) (61,485)
Net Increase (Decrease)
(601) (48) (380) (39,691) N/A (197) N/A (637) (17,430)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .......................... $ 188,899 $ 4,179 $ 12,524 $ 4,301,092 $ 752 $ 135,736 $ 411 $ 104,649 $ 4,087,729
Issued in acquisitions .............. 13,096 N/A 125,169 110,747 N/A 14,372 N/A 13,965 12,005
Reinvested ..................... 59,643 1,310 13,011 413,578 – 5,415 – 10,602 278,714
Redeemed ......................
(347,306) (9,675) (55,517) (2,909,867) (119,675) (32,071) (64,247) (171,447) (2,514,859)
Net Increase (Decrease)
$ (85,668) $ (4,186) $ 95,187 $ 1,915,550 $ (118,923) $ 123,452 $ (63,836) $ (42,231) $ 1,863,589
Shares:
Sold .......................... 4,299 116 301 93,890 19 3,081 9 2,247 88,321
Issued in acquisitions .............. 288 N/A 2,868 2,321 N/A 330 N/A 301 251
Reinvested ..................... 1,330 35 303 8,820 – 126 – 232 5,939
Redeemed ......................
(7,883) (267) (1,319) (63,165) (2,966) (767) (1,347) (3,779) (54,646)
Net Increase (Decrease)
(1,966) (116) 2,153 41,866 (2,947) 2,770 (1,338) (999) 39,865
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2026
From net investment income and net
realized gain on investments ......... $ (107,540) $ (2,074) $ (27,710) $ (841,558) $ N/A $ (9,710) $ N/A $ (12,901) $ (718,111)
Total Dividends and Distributions
$ (107,540) $ (2,074) $ (27,710) $ (841,558) $ N/A $ (9,710) $ N/A $ (12,901) $ (718,111)
Year Ended October 31, 2025
(a), (b)
From net investment income and net
realized gain on investments ......... $ (63,300) $ (1,316) $ (13,023) $ (447,180) $ – $ (5,427) $ – $ (10,605) $ (375,088)
Total Dividends and Distributions
$ (63,300) $ (1,316) $ (13,023) $ (447,180) $ – $ (5,427) $ – $ (10,605) $ (375,088)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 7,824 $ 15,794
Net realized gain (loss) on investments and futures ................................................................................. 66,369 103,084
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
78,730 (46,526)
Net Increase (Decrease) in Net Assets Resulting from Operations 152,923 72,352
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (102,706) (159,217)
Total Dividends and Distributions (102,706) (159,217)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
58,799 23,782
Total Increase (Decrease) in Net Assets 109,016 (63,083)
Net Assets
Beginning of period ..................................................................................................................
1,210,137 1,273,220
End of period ........................................................................................................................
$ 1,319,153 $ 1,210,137
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 8,506 $ 46,683 N/A $ 16,199 N/A $ 11,292 $ 69,757
Reinvested .......................................... 12,691 19,426 N/A 5,109 N/A 8,730 56,487
Redeemed ...........................................
(15,470) (37,645) N/A (15,276) N/A (21,493) (106,197)
Net Increase (Decrease)
$ 5,727 $ 28,464 N/A $ 6,032 N/A $ (1,471) $ 20,047
Shares:
Sold ............................................... 391 2,014 N/A 668 N/A 469 3,073
Reinvested .......................................... 610 884 N/A 226 N/A 377 2,572
Redeemed ...........................................
(714) (1,644) N/A (649) N/A (894) (4,607)
Net Increase (Decrease)
287 1,254 N/A 245 N/A (48) 1,038
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 13,927 $ 83,377 $ 20 $ 17,717 $ 351 $ 67,750 $ 153,038
Reinvested .......................................... 19,742 26,686 – 8,152 – 15,536 88,704
Redeemed ...........................................
(28,249) (88,595) (5,997) (23,617) (45,707) (49,655) (229,398)
Net Increase (Decrease)
$ 5,420 $ 21,468 $ (5,977) $ 2,252 $ (45,356) $ 33,631 $ 12,344
Shares:
Sold ............................................... 647 3,826 1 730 13 2,592 6,833
Reinvested .......................................... 937 1,206 – 359 – 669 4,011
Redeemed ...........................................
(1,316) (4,040) (228) (1,027) (1,664) (2,120) (10,287)
Net Increase (Decrease)
268 992 (227) 62 (1,651) 1,141 557
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (12,710) $ (19,651) $ N/A $ (5,109) $ N/A $ (8,730) $ (56,506)
Total Dividends and Distributions
$ (12,710) $ (19,651) $ N/A $ (5,109) $ N/A $ (8,730) $ (56,506)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (19,768) $ (27,047) $ – $ (8,152) $ – $ (15,536) $ (88,714)
Total Dividends and Distributions
$ (19,768) $ (27,047) $ – $ (8,152) $ – $ (15,536) $ (88,714)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 15,577 $ 28,621
Net realized gain (loss) on investments and futures ................................................................................. 146,911 169,462
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
143,980 (138,965)
Net Increase (Decrease) in Net Assets Resulting from Operations 306,468 59,118
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (156,579) (423,538)
Total Dividends and Distributions (156,579) (423,538)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
1,332 (205,136)
Total Increase (Decrease) in Net Assets 151,221 (569,556)
Net Assets
Beginning of period ..................................................................................................................
2,270,787 2,840,343
End of period ........................................................................................................................
$ 2,422,008 $ 2,270,787
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 2,281 $ 4,219 $ 88,946 N/A $ 646 N/A $ 2,488 $ 21,331
Reinvested ............................... 3,029 11,640 55,405 N/A 789 N/A 2,055 79,362
Redeemed ................................
(9,674) (14,226) (120,599) N/A (2,057) N/A (7,424) (116,879)
Net Increase (Decrease)
$ (4,364) $ 1,633 $ 23,752 N/A $ (622) N/A $ (2,881) $ (16,186)
Shares:
Sold .................................... 138 261 5,542 N/A 41 N/A 155 1,304
Reinvested ............................... 195 762 3,556 N/A 52 N/A 133 5,076
Redeemed ................................
(608) (889) (7,528) N/A (130) N/A (461) (7,151)
Net Increase (Decrease)
(275) 134 1,570 N/A (37) N/A (173) (771)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 8,450 $ 4,467 $ 266,672 $ 11 $ 4,048 $ 26 $ 12,808 $ 34,540
Reinvested ............................... 7,584 28,342 177,461 – 1,990 – 5,600 189,164
Redeemed ................................
(9,680) (25,534) (698,884) (2,287) (2,864) (8,181) (11,847) (187,022)
Net Increase (Decrease)
$ 6,354 $ 7,275 $ (254,751) $ (2,276) $ 3,174 $ (8,155) $ 6,561 $ 36,682
Shares:
Sold .................................... 478 288 16,854 – 231 2 720 2,141
Reinvested ............................... 488 1,848 11,364 – 131 – 362 12,069
Redeemed ................................
(602) (1,624) (43,697) (125) (181) (428) (750) (11,544)
Net Increase (Decrease)
364 512 (15,479) (125) 181 (426) 332 2,666
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (3,040) $ (11,657) $ (59,664) $ N/A $ (789) $ N/A $ (2,058) $ (79,371)
Total Dividends and Distributions
$ (3,040) $ (11,657) $ (59,664) $ N/A $ (789) $ N/A $ (2,058) $ (79,371)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (7,617) $ (28,408) $ (190,740) $ – $ (1,990) $ – $ (5,600) $ (189,183)
Total Dividends and Distributions
$ (7,617) $ (28,408) $ (190,740) $ – $ (1,990) $ – $ (5,600) $ (189,183)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Money Market Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 18,142 $ 43,760
Net realized gain (loss) on investments .............................................................................................. – –
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 18,142 43,760
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (18,142) (43,760)
Total Dividends and Distributions (18,142) (43,760)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(23,397) 27,203
Total Increase (Decrease) in Net Assets (23,397) 27,203
Net Assets
Beginning of period ..................................................................................................................
1,077,031 1,049,828
End of period ........................................................................................................................
$ 1,053,634 $ 1,077,031
Class A Class J
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ................................................................................................... $ 76,546 $ 117,502
Reinvested .............................................................................................. 5,613 12,085
Redeemed ...............................................................................................
(96,738) (138,405)
Net Increase (Decrease)
$ (14,579) $ (8,818)
Shares:
Sold ................................................................................................... 76,546 117,502
Reinvested .............................................................................................. 5,613 12,085
Redeemed ...............................................................................................
(96,738) (138,405)
Net Increase (Decrease)
(14,579) (8,818)
Year Ended October 31, 2025
Dollars:
Sold ................................................................................................... $ 185,893 $ 301,745
Reinvested .............................................................................................. 14,082 29,373
Redeemed ...............................................................................................
(199,942) (303,948)
Net Increase (Decrease)
$ 33 $ 27,170
Shares:
Sold ................................................................................................... 185,893 301,745
Reinvested .............................................................................................. 14,082 29,373
Redeemed ...............................................................................................
(199,942) (303,948)
Net Increase (Decrease)
33 27,170
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ....................................................... $ (5,804) $ (12,338)
Total Dividends and Distributions
$ (5,804) $ (12,338)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (14,238) $ (29,522)
Total Dividends and Distributions
$ (14,238) $ (29,522)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ 17,404 $ 30,712
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 84,434 150,577
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ..............................
135,682 112,614
Net Increase (Decrease) in Net Assets Resulting from Operations 237,520 293,903
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (156,783) (173,832)
Total Dividends and Distributions (156,783) (173,832)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
42,654 361,615
Total Increase (Decrease) in Net Assets 123,391 481,686
Net Assets
Beginning of period ..................................................................................................................
1,640,760 1,159,074
End of period ........................................................................................................................
$ 1,764,151 $ 1,640,760
Institutional R-3 R-4
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 87,563 $ 216 N/A
Reinvested .................................................................................... 156,698 79 N/A
Redeemed .....................................................................................
(201,840) (62) N/A
Net Increase (Decrease)
$ 42,421 $ 233 N/A
Shares:
Sold ......................................................................................... 7,084 18 N/A
Reinvested .................................................................................... 13,341 7 N/A
Redeemed .....................................................................................
(16,400) (6) N/A
Net Increase (Decrease)
4,025 19 N/A
Year Ended October 31, 2025
(a)
Dollars:
Sold ......................................................................................... $ 576,572 $ 683 $ 1
Reinvested .................................................................................... 173,778 39 –
Redeemed .....................................................................................
(388,196) (281) (981)
Net Increase (Decrease)
$ 362,154 $ 441 $ (980)
Shares:
Sold ......................................................................................... 49,041 66 –
Reinvested .................................................................................... 18,390 4 –
Redeemed .....................................................................................
(35,923) (26) (91)
Net Increase (Decrease)
31,508 44 (91)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (156,704) $ (79) $ N/A
Total Dividends and Distributions
$ (156,704) $ (79) $ N/A
Year Ended October 31, 2025
(a)
From net investment income and net realized gain on investments ............................................. $ (173,793) $ (39) $ –
Total Dividends and Distributions
$ (173,793) $ (39) $ –
(a)
Class R-4 shares discontinued operations and converted to Institutional shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 11,041 $ 23,573
Net realized gain (loss) on investments .............................................................................................. 382,241 409,437
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(185,388) 411,149
Net Increase (Decrease) in Net Assets Resulting from Operations 207,894 844,159
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (384,674) (241,236)
Total Dividends and Distributions (384,674) (241,236)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
116,644 (90,750)
Total Increase (Decrease) in Net Assets (60,136) 512,173
Net Assets
Beginning of period ..................................................................................................................
5,182,367 4,670,194
End of period ........................................................................................................................
$ 5,122,231 $ 5,182,367
Class A Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................... $ 19,090 $ 507,901 N/A $ 3,915 N/A $ 1,596
Reinvested .................................................... 118,410 254,993 N/A 4,065 N/A 3,365
Redeemed .....................................................
(96,869) (686,802) N/A (5,315) N/A (7,705)
Net Increase (Decrease)
$ 40,631 $ 76,092 N/A $ 2,665 N/A $ (2,744)
Shares:
Sold ......................................................... 225 5,679 N/A 46 N/A 18
Reinvested .................................................... 1,446 2,976 N/A 50 N/A 40
Redeemed .....................................................
(1,144) (7,505) N/A (64) N/A (89)
Net Increase (Decrease)
527 1,150 N/A 32 N/A (31)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 53,561 $ 697,829 $ 7 $ 12,171 $ 175 $ 21,521
Reinvested .................................................... 71,750 164,162 – 2,164 – 2,318
Redeemed .....................................................
(177,454) (892,376) (1,443) (9,569) (14,579) (20,987)
Net Increase (Decrease)
$ (52,143) $ (30,385) $ (1,436) $ 4,766 $ (14,404) $ 2,852
Shares:
Sold ......................................................... 648 8,324 – 150 2 250
Reinvested .................................................... 901 1,978 – 27 – 28
Redeemed .....................................................
(2,189) (10,329) (17) (121) (168) (247)
Net Increase (Decrease)
(640) (27) (17) 56 (166) 31
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............. $ (119,852) $ (257,392) $ N/A $ (4,065) $ N/A $ (3,365)
Total Dividends and Distributions
$ (119,852) $ (257,392) $ N/A $ (4,065) $ N/A $ (3,365)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (72,584) $ (164,170) $ – $ (2,164) $ – $ (2,318)
Total Dividends and Distributions
$ (72,584) $ (164,170) $ – $ (2,164) $ – $ (2,318)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 4,031 $ 6,641
Net realized gain (loss) on investments .............................................................................................. 8,515 17,992
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(6,904) (5,181)
Net Increase (Decrease) in Net Assets Resulting from Operations 5,642 19,452
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (21,683) (14,946)
Total Dividends and Distributions (21,683) (14,946)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(16,062) (36,767)
Total Increase (Decrease) in Net Assets (32,103) (32,261)
Net Assets
Beginning of period ..................................................................................................................
204,035 236,296
End of period ........................................................................................................................
$ 171,932 $ 204,035
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................................................... $ 4,589 N/A $ 3,330 N/A $ 423
Reinvested ............................................................... 18,170 N/A 1,422 N/A 2,091
Redeemed ................................................................
(36,464) N/A (2,002) N/A (7,621)
Net Increase (Decrease)
$ (13,705) N/A $ 2,750 N/A $ (5,107)
Shares:
Sold .................................................................... 545 N/A 413 N/A 51
Reinvested ............................................................... 2,169 N/A 177 N/A 256
Redeemed ................................................................
(4,341) N/A (245) N/A (942)
Net Increase (Decrease)
(1,627) N/A 345 N/A (635)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 13,029 $ 7 $ 2,917 $ 16 $ 11,599
Reinvested ............................................................... 12,585 – 975 – 1,386
Redeemed ................................................................
(56,644) (1,579) (5,194) (8,660) (7,204)
Net Increase (Decrease)
$ (31,030) $ (1,572) $ (1,302) $ (8,644) $ 5,781
Shares:
Sold .................................................................... 1,515 1 339 2 1,335
Reinvested ............................................................... 1,493 – 120 – 168
Redeemed ................................................................
(6,517) (182) (616) (984) (847)
Net Increase (Decrease)
(3,509) (181) (157) (982) 656
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ........................ $ (18,170) $ N/A $ (1,422) $ N/A $ (2,091)
Total Dividends and Distributions
$ (18,170) $ N/A $ (1,422) $ N/A $ (2,091)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (12,585) $ – $ (975) $ – $ (1,386)
Total Dividends and Distributions
$ (12,585) $ – $ (975) $ – $ (1,386)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 39,542 $ 61,822
Net realized gain (loss) on investments .............................................................................................. 98,828 139,345
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(74,944) 4,581
Net Increase (Decrease) in Net Assets Resulting from Operations 63,426 205,748
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (184,276) (158,067)
Total Dividends and Distributions (184,276) (158,067)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(106,241) (355,637)
Total Increase (Decrease) in Net Assets (227,091) (307,956)
Net Assets
Beginning of period ..................................................................................................................
2,016,983 2,324,939
End of period ........................................................................................................................
$ 1,789,892 $ 2,016,983
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 1,311 $ 3,192 $ 14,497 N/A $ 2,001 N/A $ 2,682
Reinvested .......................................... 7,256 59,792 104,619 N/A 4,996 N/A 7,167
Redeemed ...........................................
(7,388) (41,605) (237,716) N/A (15,478) N/A (11,567)
Net Increase (Decrease)
$ 1,179 $ 21,379 $ (118,600) N/A $ (8,481) N/A $ (1,718)
Shares:
Sold ............................................... 101 252 1,148 N/A 163 N/A 216
Reinvested .......................................... 581 4,889 8,472 N/A 411 N/A 585
Redeemed ...........................................
(584) (3,351) (19,194) N/A (1,258) N/A (934)
Net Increase (Decrease)
98 1,790 (9,574) N/A (684) N/A (133)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 3,608 $ 9,326 $ 19,606 $ 87 $ 16,089 $ 55 $ 30,130
Reinvested .......................................... 5,727 46,318 94,963 – 4,395 – 6,420
Redeemed ...........................................
(16,311) (91,860) (397,754) (11,547) (20,245) (22,291) (32,353)
Net Increase (Decrease)
$ (6,976) $ (36,216) $ (283,185) $ (11,460) $ 239 $ (22,236) $ 4,197
Shares:
Sold ............................................... 289 756 1,547 7 1,264 4 2,354
Reinvested .......................................... 465 3,835 7,797 – 365 – 531
Redeemed ...........................................
(1,289) (7,384) (31,612) (892) (1,631) (1,723) (2,609)
Net Increase (Decrease)
(535) (2,793) (22,268) (885) (2) (1,719) 276
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (7,280) $ (59,876) $ (104,688) $ N/A $ (5,243) $ N/A $ (7,189)
Total Dividends and Distributions
$ (7,280) $ (59,876) $ (104,688) $ N/A $ (5,243) $ N/A $ (7,189)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (5,741) $ (46,359) $ (94,970) $ – $ (4,558) $ – $ (6,439)
Total Dividends and Distributions
$ (5,741) $ (46,359) $ (94,970) $ – $ (4,558) $ – $ (6,439)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 27,067 $ 39,822
Net realized gain (loss) on investments .............................................................................................. 77,597 127,191
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(58,697) (16,779)
Net Increase (Decrease) in Net Assets Resulting from Operations 45,967 150,234
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (151,827) (90,413)
Total Dividends and Distributions (151,827) (90,413)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(131,426) (238,725)
Total Increase (Decrease) in Net Assets (237,286) (178,904)
Net Assets
Beginning of period ..................................................................................................................
1,381,132 1,560,036
End of period ........................................................................................................................
$ 1,143,846 $ 1,381,132
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................................................... $ 20,495 N/A $ 1,771 N/A $ 3,592
Reinvested ............................................................... 131,839 N/A 9,572 N/A 10,179
Redeemed ................................................................
(275,812) N/A (15,808) N/A (17,254)
Net Increase (Decrease)
$ (123,478) N/A $ (4,465) N/A $ (3,483)
Shares:
Sold .................................................................... 1,810 N/A 163 N/A 319
Reinvested ............................................................... 11,796 N/A 886 N/A 922
Redeemed ................................................................
(24,752) N/A (1,444) N/A (1,566)
Net Increase (Decrease)
(11,146) N/A (395) N/A (325)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 47,342 $ 26 $ 13,569 $ 202 $ 41,710
Reinvested ............................................................... 79,326 – 5,164 – 5,841
Redeemed ................................................................
(337,772) (6,280) (23,262) (32,367) (32,224)
Net Increase (Decrease)
$ (211,104) $ (6,254) $ (4,529) $ (32,165) $ 15,327
Shares:
Sold .................................................................... 4,116 2 1,193 17 3,578
Reinvested ............................................................... 7,127 – 478 – 530
Redeemed ................................................................
(29,380) (548) (2,070) (2,771) (2,821)
Net Increase (Decrease)
(18,137) (546) (399) (2,754) 1,287
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ........................ $ (131,953) $ N/A $ (9,695) $ N/A $ (10,179)
Total Dividends and Distributions
$ (131,953) $ N/A $ (9,695) $ N/A $ (10,179)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (79,346) $ – $ (5,226) $ – $ (5,841)
Total Dividends and Distributions
$ (79,346) $ – $ (5,226) $ – $ (5,841)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 101,408 $ 129,633
Net realized gain (loss) on investments .............................................................................................. 311,456 367,697
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(207,239) 99,854
Net Increase (Decrease) in Net Assets Resulting from Operations 205,625 597,184
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (463,715) (308,738)
Total Dividends and Distributions (463,715) (308,738)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(219,227) (559,474)
Total Increase (Decrease) in Net Assets (477,317) (271,028)
Net Assets
Beginning of period ..................................................................................................................
5,212,534 5,483,562
End of period ........................................................................................................................
$ 4,735,217 $ 5,212,534
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 5,732 $ 8,098 $ 46,739 N/A $ 6,128 N/A $ 11,749
Reinvested .......................................... 12,129 99,892 322,404 N/A 12,459 N/A 16,671
Redeemed ...........................................
(14,238) (62,861) (641,764) N/A (18,130) N/A (24,235)
Net Increase (Decrease)
$ 3,623 $ 45,129 $ (272,621) N/A $ 457 N/A $ 4,185
Shares:
Sold ............................................... 382 558 3,163 N/A 418 N/A 801
Reinvested .......................................... 833 6,925 22,226 N/A 866 N/A 1,152
Redeemed ...........................................
(959) (4,286) (44,167) N/A (1,253) N/A (1,659)
Net Increase (Decrease)
256 3,197 (18,778) N/A 31 N/A 294
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 9,675 $ 22,738 $ 105,601 $ 123 $ 35,407 $ 452 $ 75,609
Reinvested .......................................... 7,565 63,819 217,675 – 7,952 – 11,617
Redeemed ...........................................
(23,718) (154,330) (763,813) (19,641) (39,393) (51,582) (65,230)
Net Increase (Decrease)
$ (6,478) $ (67,773) $ (440,537) $ (19,518) $ 3,966 $ (51,130) $ 21,996
Shares:
Sold ............................................... 667 1,583 7,207 8 2,409 29 5,102
Reinvested .......................................... 537 4,571 15,516 – 571 – 830
Redeemed ...........................................
(1,633) (10,661) (52,347) (1,331) (2,729) (3,297) (4,516)
Net Increase (Decrease)
(429) (4,507) (29,624) (1,323) 251 (3,268) 1,416
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (12,182) $ (99,918) $ (322,446) $ N/A $ (12,498) $ N/A $ (16,671)
Total Dividends and Distributions
$ (12,182) $ (99,918) $ (322,446) $ N/A $ (12,498) $ N/A $ (16,671)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (7,597) $ (63,844) $ (217,708) $ – $ (7,972) $ – $ (11,617)
Total Dividends and Distributions
$ (7,597) $ (63,844) $ (217,708) $ – $ (7,972) $ – $ (11,617)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 37,996 $ 45,208
Net realized gain (loss) on investments .............................................................................................. 106,168 133,824
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(56,372) 65,274
Net Increase (Decrease) in Net Assets Resulting from Operations 87,792 244,306
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (171,402) (109,967)
Total Dividends and Distributions (171,402) (109,967)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(103,803) (90,404)
Total Increase (Decrease) in Net Assets (187,413) 43,935
Net Assets
Beginning of period ..................................................................................................................
2,032,001 1,988,066
End of period ........................................................................................................................
$ 1,844,588 $ 2,032,001
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................................................... $ 61,536 N/A $ 7,006 N/A $ 7,232
Reinvested ............................................................... 152,274 N/A 8,213 N/A 10,751
Redeemed ................................................................
(330,668) N/A (8,844) N/A (11,303)
Net Increase (Decrease)
$ (116,858) N/A $ 6,375 N/A $ 6,680
Shares:
Sold .................................................................... 4,507 N/A 526 N/A 535
Reinvested ............................................................... 11,321 N/A 628 N/A 807
Redeemed ................................................................
(24,581) N/A (662) N/A (838)
Net Increase (Decrease)
(8,753) N/A 492 N/A 504
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 117,874 $ 31 $ 17,591 $ 218 $ 55,614
Reinvested ............................................................... 98,408 – 5,109 – 6,388
Redeemed ................................................................
(298,089) (7,201) (25,233) (38,739) (22,375)
Net Increase (Decrease)
$ (81,807) $ (7,170) $ (2,533) $ (38,521) $ 39,627
Shares:
Sold .................................................................... 8,820 2 1,336 16 4,116
Reinvested ............................................................... 7,670 – 408 – 502
Redeemed ................................................................
(22,342) (542) (1,922) (2,865) (1,682)
Net Increase (Decrease)
(5,852) (540) (178) (2,849) 2,936
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ........................ $ (152,381) $ N/A $ (8,270) $ N/A $ (10,751)
Total Dividends and Distributions
$ (152,381) $ N/A $ (8,270) $ N/A $ (10,751)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (98,450) $ – $ (5,129) $ – $ (6,388)
Total Dividends and Distributions
$ (98,450) $ – $ (5,129) $ – $ (6,388)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 87,822 $ 91,117
Net realized gain (loss) on investments .............................................................................................. 320,511 359,528
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(169,988) 183,532
Net Increase (Decrease) in Net Assets Resulting from Operations 238,345 634,177
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (430,382) (314,209)
Total Dividends and Distributions (430,382) (314,209)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(105,759) (323,695)
Total Increase (Decrease) in Net Assets (297,796) (3,727)
Net Assets
Beginning of period ..................................................................................................................
4,757,833 4,761,560
End of period ........................................................................................................................
$ 4,460,037 $ 4,757,833
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 5,504 $ 8,903 $ 60,518 N/A $ 4,884 N/A $ 9,378
Reinvested .......................................... 12,242 84,453 306,375 N/A 11,202 N/A 15,956
Redeemed ...........................................
(7,679) (44,497) (541,583) N/A (13,607) N/A (17,808)
Net Increase (Decrease)
$ 10,067 $ 48,859 $ (174,690) N/A $ 2,479 N/A $ 7,526
Shares:
Sold ............................................... 328 530 3,530 N/A 290 N/A 556
Reinvested .......................................... 753 5,093 18,182 N/A 683 N/A 956
Redeemed ...........................................
(462) (2,628) (31,936) N/A (813) N/A (1,054)
Net Increase (Decrease)
619 2,995 (10,224) N/A 160 N/A 458
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 10,043 $ 15,325 $ 114,482 $ 179 $ 28,079 $ 559 $ 69,780
Reinvested .......................................... 7,996 58,251 226,403 – 8,509 – 12,968
Redeemed ...........................................
(14,141) (80,577) (616,891) (15,613) (37,076) (51,544) (60,427)
Net Increase (Decrease)
$ 3,898 $ (7,001) $ (276,006) $ (15,434) $ (488) $ (50,985) $ 22,321
Shares:
Sold ............................................... 615 934 6,866 10 1,680 33 4,095
Reinvested .......................................... 515 3,688 14,128 – 544 – 816
Redeemed ...........................................
(872) (4,899) (36,507) (914) (2,266) (3,022) (3,690)
Net Increase (Decrease)
258 (277) (15,513) (904) (42) (2,989) 1,221
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (12,340) $ (84,474) $ (306,410) $ N/A $ (11,202) $ N/A $ (15,956)
Total Dividends and Distributions
$ (12,340) $ (84,474) $ (306,410) $ N/A $ (11,202) $ N/A $ (15,956)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (8,025) $ (58,284) $ (226,423) $ – $ (8,509) $ – $ (12,968)
Total Dividends and Distributions
$ (8,025) $ (58,284) $ (226,423) $ – $ (8,509) $ – $ (12,968)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 33,030 $ 29,431
Net realized gain (loss) on investments .............................................................................................. 106,597 128,862
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(43,754) 90,238
Net Increase (Decrease) in Net Assets Resulting from Operations 95,873 248,531
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (154,363) (89,205)
Total Dividends and Distributions (154,363) (89,205)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(116,495) (51,690)
Total Increase (Decrease) in Net Assets (174,985) 107,636
Net Assets
Beginning of period ..................................................................................................................
1,791,353 1,683,717
End of period ........................................................................................................................
$ 1,616,368 $ 1,791,353
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................................................... $ 42,531 N/A $ 4,014 N/A $ 5,325
Reinvested ............................................................... 137,570 N/A 7,105 N/A 9,621
Redeemed ................................................................
(301,655) N/A (8,992) N/A (12,014)
Net Increase (Decrease)
$ (121,554) N/A $ 2,127 N/A $ 2,932
Shares:
Sold .................................................................... 2,718 N/A 265 N/A 349
Reinvested ............................................................... 8,945 N/A 482 N/A 641
Redeemed ................................................................
(19,500) N/A (599) N/A (788)
Net Increase (Decrease)
(7,837) N/A 148 N/A 202
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 110,267 $ 21 $ 13,528 $ 83 $ 40,183
Reinvested ............................................................... 79,968 – 4,050 – 5,153
Redeemed ................................................................
(237,084) (4,030) (21,149) (26,172) (16,508)
Net Increase (Decrease)
$ (46,849) $ (4,009) $ (3,571) $ (26,089) $ 28,828
Shares:
Sold .................................................................... 7,332 1 916 6 2,670
Reinvested ............................................................... 5,544 – 292 – 365
Redeemed ................................................................
(15,687) (273) (1,443) (1,731) (1,111)
Net Increase (Decrease)
(2,811) (272) (235) (1,725) 1,924
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ........................ $ (137,625) $ N/A $ (7,107) $ N/A $ (9,631)
Total Dividends and Distributions
$ (137,625) $ N/A $ (7,107) $ N/A $ (9,631)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (79,995) $ – $ (4,052) $ – $ (5,158)
Total Dividends and Distributions
$ (79,995) $ – $ (4,052) $ – $ (5,158)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 62,605 $ 49,710
Net realized gain (loss) on investments .............................................................................................. 230,496 277,826
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(90,284) 176,606
Net Increase (Decrease) in Net Assets Resulting from Operations 202,817 504,142
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (313,909) (203,668)
Total Dividends and Distributions (313,909) (203,668)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(93,505) (212,819)
Total Increase (Decrease) in Net Assets (204,597) 87,655
Net Assets
Beginning of period ..................................................................................................................
3,420,693 3,333,038
End of period ........................................................................................................................
$ 3,216,096 $ 3,420,693
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 6,472 $ 3,376 $ 58,269 N/A $ 4,662 N/A $ 10,145
Reinvested .......................................... 11,377 30,248 249,841 N/A 9,246 N/A 13,016
Redeemed ...........................................
(9,476) (13,982) (443,711) N/A (11,998) N/A (10,990)
Net Increase (Decrease)
$ 8,373 $ 19,642 $ (135,601) N/A $ 1,910 N/A $ 12,171
Shares:
Sold ............................................... 345 190 3,124 N/A 257 N/A 550
Reinvested .......................................... 621 1,745 13,706 N/A 520 N/A 720
Redeemed ...........................................
(505) (788) (24,057) N/A (660) N/A (596)
Net Increase (Decrease)
461 1,147 (7,227) N/A 117 N/A 674
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 10,162 $ 6,115 $ 116,100 $ 119 $ 22,276 $ 271 $ 56,783
Reinvested .......................................... 6,675 18,643 163,620 – 6,034 – 8,609
Redeemed ...........................................
(13,750) (27,495) (470,316) (12,846) (26,504) (40,941) (36,374)
Net Increase (Decrease)
$ 3,087 $ (2,737) $ (190,596) $ (12,727) $ 1,806 $ (40,670) $ 29,018
Shares:
Sold ............................................... 563 358 6,486 7 1,244 15 3,106
Reinvested .......................................... 389 1,141 9,570 – 361 – 507
Redeemed ...........................................
(762) (1,591) (26,055) (706) (1,509) (2,230) (2,061)
Net Increase (Decrease)
190 (92) (9,999) (699) 96 (2,215) 1,552
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (11,416) $ (30,252) $ (249,978) $ N/A $ (9,247) $ N/A $ (13,016)
Total Dividends and Distributions
$ (11,416) $ (30,252) $ (249,978) $ N/A $ (9,247) $ N/A $ (13,016)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (6,692) $ (18,645) $ (163,687) $ – $ (6,035) $ – $ (8,609)
Total Dividends and Distributions
$ (6,692) $ (18,645) $ (163,687) $ – $ (6,035) $ – $ (8,609)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 22,498 $ 16,891
Net realized gain (loss) on investments .............................................................................................. 74,933 85,709
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(24,341) 74,055
Net Increase (Decrease) in Net Assets Resulting from Operations 73,090 176,655
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (99,871) (53,874)
Total Dividends and Distributions (99,871) (53,874)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(40,714) (35,291)
Total Increase (Decrease) in Net Assets (67,495) 87,490
Net Assets
Beginning of period ..................................................................................................................
1,215,774 1,128,284
End of period ........................................................................................................................
$ 1,148,279 $ 1,215,774
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................................................... $ 43,591 N/A $ 3,030 N/A $ 5,859
Reinvested ............................................................... 89,621 N/A 4,500 N/A 5,633
Redeemed ................................................................
(180,300) N/A (4,433) N/A (8,215)
Net Increase (Decrease)
$ (47,088) N/A $ 3,097 N/A $ 3,277
Shares:
Sold .................................................................... 2,418 N/A 176 N/A 336
Reinvested ............................................................... 5,092 N/A 268 N/A 327
Redeemed ................................................................
(10,214) N/A (258) N/A (468)
Net Increase (Decrease)
(2,704) N/A 186 N/A 195
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 95,810 $ 22 $ 9,688 $ 94 $ 28,140
Reinvested ............................................................... 48,636 – 2,520 – 2,664
Redeemed ................................................................
(181,727) (3,174) (14,749) (15,434) (7,781)
Net Increase (Decrease)
$ (37,281) $ (3,152) $ (2,541) $ (15,340) $ 23,023
Shares:
Sold .................................................................... 5,602 1 585 6 1,661
Reinvested ............................................................... 2,986 – 161 – 167
Redeemed ................................................................
(10,672) (191) (903) (907) (463)
Net Increase (Decrease)
(2,084) (190) (157) (901) 1,365
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ........................ $ (89,730) $ N/A $ (4,508) $ N/A $ (5,633)
Total Dividends and Distributions
$ (89,730) $ N/A $ (4,508) $ N/A $ (5,633)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (48,687) $ – $ (2,523) $ – $ (2,664)
Total Dividends and Distributions
$ (48,687) $ – $ (2,523) $ – $ (2,664)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 22,242 $ 16,290
Net realized gain (loss) on investments .............................................................................................. 71,425 78,748
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(19,783) 77,453
Net Increase (Decrease) in Net Assets Resulting from Operations 73,884 172,491
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (94,301) (48,399)
Total Dividends and Distributions (94,301) (48,399)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(13,138) (11,625)
Total Increase (Decrease) in Net Assets (33,555) 112,467
Net Assets
Beginning of period ..................................................................................................................
1,194,619 1,082,152
End of period ........................................................................................................................
$ 1,161,064 $ 1,194,619
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................... $ 723 $ 48,643 N/A $ 3,208 N/A $ 7,213
Reinvested .................................................... 1,502 85,937 N/A 3,071 N/A 3,756
Redeemed .....................................................
(983) (158,089) N/A (3,879) N/A (4,240)
Net Increase (Decrease)
$ 1,242 $ (23,509) N/A $ 2,400 N/A $ 6,729
Shares:
Sold ......................................................... 38 2,508 N/A 168 N/A 376
Reinvested .................................................... 80 4,534 N/A 166 N/A 201
Redeemed .....................................................
(51) (8,283) N/A (206) N/A (223)
Net Increase (Decrease)
67 (1,241) N/A 128 N/A 354
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 1,600 $ 101,949 $ 54 $ 11,165 $ 121 $ 21,291
Reinvested .................................................... 746 44,415 – 1,494 – 1,732
Redeemed .....................................................
(2,129) (161,397) (4,007) (8,860) (9,645) (10,154)
Net Increase (Decrease)
$ 217 $ (15,033) $ (3,953) $ 3,799 $ (9,524) $ 12,869
Shares:
Sold ......................................................... 88 5,544 3 615 6 1,162
Reinvested .................................................... 43 2,543 – 87 – 100
Redeemed .....................................................
(117) (8,789) (223) (494) (524) (555)
Net Increase (Decrease)
14 (702) (220) 208 (518) 707
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............. $ (1,502) $ (85,958) $ N/A $ (3,085) $ N/A $ (3,756)
Total Dividends and Distributions
$ (1,502) $ (85,958) $ N/A $ (3,085) $ N/A $ (3,756)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (746) $ (44,423) $ – $ (1,498) $ – $ (1,732)
Total Dividends and Distributions
$ (746) $ (44,423) $ – $ (1,498) $ – $ (1,732)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 5,367 $ 3,474
Net realized gain (loss) on investments .............................................................................................. 14,154 15,324
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(1,848) 20,095
Net Increase (Decrease) in Net Assets Resulting from Operations 17,673 38,893
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (19,125) (8,294)
Total Dividends and Distributions (19,125) (8,294)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
4,285 29,825
Total Increase (Decrease) in Net Assets 2,833 60,424
Net Assets
Beginning of period ..................................................................................................................
283,730 223,306
End of period ........................................................................................................................
$ 286,563 $ 283,730
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................................................... $ 30,672 N/A $ 1,966 N/A $ 2,632
Reinvested ............................................................... 17,387 N/A 760 N/A 977
Redeemed ................................................................
(46,132) N/A (2,416) N/A (1,561)
Net Increase (Decrease)
$ 1,927 N/A $ 310 N/A $ 2,048
Shares:
Sold .................................................................... 1,904 N/A 124 N/A 164
Reinvested ............................................................... 1,101 N/A 49 N/A 63
Redeemed ................................................................
(2,930) N/A (152) N/A (99)
Net Increase (Decrease)
75 N/A 21 N/A 128
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 59,032 $ 9 $ 4,319 $ 70 $ 7,706
Reinvested ............................................................... 7,623 – 318 – 353
Redeemed ................................................................
(41,680) (470) (2,915) (2,671) (1,869)
Net Increase (Decrease)
$ 24,975 $ (461) $ 1,722 $ (2,601) $ 6,190
Shares:
Sold .................................................................... 3,907 1 288 4 512
Reinvested ............................................................... 531 – 22 – 25
Redeemed ................................................................
(2,759) (32) (199) (177) (126)
Net Increase (Decrease)
1,679 (31) 111 (173) 411
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ........................ $ (17,388) $ N/A $ (760) $ N/A $ (977)
Total Dividends and Distributions
$ (17,388) $ N/A $ (760) $ N/A $ (977)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (7,623) $ – $ (318) $ – $ (353)
Total Dividends and Distributions
$ (7,623) $ – $ (318) $ – $ (353)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2070 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 1,768 $ 764
Net realized gain (loss) on investments .............................................................................................. 4,384 2,681
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
266 7,433
Net Increase (Decrease) in Net Assets Resulting from Operations 6,418 10,878
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (4,563) (1,297)
Total Dividends and Distributions (4,563) (1,297)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
15,802 38,330
Total Increase (Decrease) in Net Assets 17,657 47,911
Net Assets
Beginning of period ..................................................................................................................
92,259 44,348
End of period ........................................................................................................................
$ 109,916 $ 92,259
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................... $ 778 $ 22,952 N/A $ 711 N/A $ 1,150
Reinvested .................................................... 46 4,292 N/A 81 N/A 144
Redeemed .....................................................
(386) (13,259) N/A (377) N/A (330)
Net Increase (Decrease)
$ 438 $ 13,985 N/A $ 415 N/A $ 964
Shares:
Sold ......................................................... 55 1,597 N/A 50 N/A 81
Reinvested .................................................... 3 304 N/A 6 N/A 10
Redeemed .....................................................
(27) (932) N/A (26) N/A (23)
Net Increase (Decrease)
31 969 N/A 30 N/A 68
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 910 $ 47,432 $ 5 $ 1,193 $ 8 $ 2,330
Reinvested .................................................... 9 1,224 – 26 – 38
Redeemed .....................................................
(289) (12,620) (238) (475) (263) (960)
Net Increase (Decrease)
$ 630 $ 36,036 $ (233) $ 744 $ (255) $ 1,408
Shares:
Sold ......................................................... 66 3,561 – 90 1 178
Reinvested .................................................... 1 97 – 2 – 3
Redeemed .....................................................
(22) (942) (18) (35) (20) (72)
Net Increase (Decrease)
45 2,716 (18) 57 (19) 109
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............. $ (46) $ (4,292) $ N/A $ (81) $ N/A $ (144)
Total Dividends and Distributions
$ (46) $ (4,292) $ N/A $ (81) $ N/A $ (144)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (9) $ (1,224) $ – $ (26) $ – $ (38)
Total Dividends and Distributions
$ (9) $ (1,224) $ – $ (26) $ – $ (38)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 13,672 $ 10,681
Net realized gain (loss) on investments .............................................................................................. 3,105 6,473
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
789 23,465
Net Increase (Decrease) in Net Assets Resulting from Operations 17,566 40,619
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (20,990) (11,172)
Total Dividends and Distributions (20,990) (11,172)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
57,544 118,229
Total Increase (Decrease) in Net Assets 54,120 147,676
Net Assets
Beginning of period ..................................................................................................................
472,156 324,480
End of period ........................................................................................................................
$ 526,276 $ 472,156
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 74,057 $ 500 $ 7,992
Reinvested .................................................................................... 18,834 521 1,629
Redeemed .....................................................................................
(35,201) (3,697) (7,091)
Net Increase (Decrease)
$ 57,690 $ (2,676) $ 2,530
Shares:
Sold ......................................................................................... 6,032 40 646
Reinvested .................................................................................... 1,558 43 134
Redeemed .....................................................................................
(2,883) (302) (575)
Net Increase (Decrease)
4,707 (219) 205
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 171,558 $ 1,698 $ 7,174
Reinvested .................................................................................... 9,352 528 1,288
Redeemed .....................................................................................
(56,597) (7,028) (9,744)
Net Increase (Decrease)
$ 124,313 $ (4,802) $ (1,282)
Shares:
Sold ......................................................................................... 14,624 146 606
Reinvested .................................................................................... 826 46 113
Redeemed .....................................................................................
(4,823) (598) (830)
Net Increase (Decrease)
10,627 (406) (111)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (18,840) $ (521) $ (1,629)
Total Dividends and Distributions
$ (18,840) $ (521) $ (1,629)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (9,356) $ (528) $ (1,288)
Total Dividends and Distributions
$ (9,356) $ (528) $ (1,288)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 16,525 $ 15,959
Net realized gain (loss) on investments .............................................................................................. 5,402 18,320
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
2,591 27,655
Net Increase (Decrease) in Net Assets Resulting from Operations 24,518 61,934
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (35,471) (17,421)
Total Dividends and Distributions (35,471) (17,421)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
74,964 21,483
Total Increase (Decrease) in Net Assets 64,011 65,996
Net Assets
Beginning of period ..................................................................................................................
606,144 540,148
End of period ........................................................................................................................
$ 670,155 $ 606,144
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 72,778 $ 713 $ 15,806
Reinvested .................................................................................... 22,775 1,976 10,715
Redeemed .....................................................................................
(29,371) (6,763) (13,665)
Net Increase (Decrease)
$ 66,182 $ (4,074) $ 12,856
Shares:
Sold ......................................................................................... 5,815 56 1,247
Reinvested .................................................................................... 1,824 157 852
Redeemed .....................................................................................
(2,329) (540) (1,072)
Net Increase (Decrease)
5,310 (327) 1,027
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 67,945 $ 4,173 $ 35,580
Reinvested .................................................................................... 10,890 1,182 5,349
Redeemed .....................................................................................
(58,298) (10,542) (34,796)
Net Increase (Decrease)
$ 20,537 $ (5,187) $ 6,133
Shares:
Sold ......................................................................................... 5,597 343 2,953
Reinvested .................................................................................... 930 100 454
Redeemed .....................................................................................
(4,837) (867) (2,842)
Net Increase (Decrease)
1,690 (424) 565
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (22,780) $ (1,976) $ (10,715)
Total Dividends and Distributions
$ (22,780) $ (1,976) $ (10,715)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (10,890) $ (1,182) $ (5,349)
Total Dividends and Distributions
$ (10,890) $ (1,182) $ (5,349)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 30,293 $ 25,439
Net realized gain (loss) on investments .............................................................................................. 10,640 23,204
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
9,499 70,370
Net Increase (Decrease) in Net Assets Resulting from Operations 50,432 119,013
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (53,678) (29,321)
Total Dividends and Distributions (53,678) (29,321)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
105,387 151,909
Total Increase (Decrease) in Net Assets 102,141 241,601
Net Assets
Beginning of period ..................................................................................................................
1,128,759 887,158
End of period ........................................................................................................................
$ 1,230,900 $ 1,128,759
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 135,174 $ 2,501 $ 27,951
Reinvested .................................................................................... 39,802 2,598 11,273
Redeemed .....................................................................................
(76,784) (14,838) (22,290)
Net Increase (Decrease)
$ 98,192 $ (9,739) $ 16,934
Shares:
Sold ......................................................................................... 9,769 179 2,007
Reinvested .................................................................................... 2,900 188 816
Redeemed .....................................................................................
(5,537) (1,072) (1,593)
Net Increase (Decrease)
7,132 (705) 1,230
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 244,764 $ 8,960 $ 53,619
Reinvested .................................................................................... 20,731 1,917 6,659
Redeemed .....................................................................................
(121,627) (18,111) (45,003)
Net Increase (Decrease)
$ 143,868 $ (7,234) $ 15,275
Shares:
Sold ......................................................................................... 18,577 681 4,100
Reinvested .................................................................................... 1,636 150 523
Redeemed .....................................................................................
(9,306) (1,384) (3,385)
Net Increase (Decrease)
10,907 (553) 1,238
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (39,807) $ (2,598) $ (11,273)
Total Dividends and Distributions
$ (39,807) $ (2,598) $ (11,273)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (20,745) $ (1,917) $ (6,659)
Total Dividends and Distributions
$ (20,745) $ (1,917) $ (6,659)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 37,200 $ 26,589
Net realized gain (loss) on investments .............................................................................................. 14,524 28,089
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
22,434 99,197
Net Increase (Decrease) in Net Assets Resulting from Operations 74,158 153,875
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (64,262) (30,805)
Total Dividends and Distributions (64,262) (30,805)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
240,855 286,073
Total Increase (Decrease) in Net Assets 250,751 409,143
Net Assets
Beginning of period ..................................................................................................................
1,391,156 982,013
End of period ........................................................................................................................
$ 1,641,907 $ 1,391,156
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 234,679 $ 3,625 $ 44,337
Reinvested .................................................................................... 42,950 3,283 18,027
Redeemed .....................................................................................
(72,691) (14,705) (18,650)
Net Increase (Decrease)
$ 204,938 $ (7,797) $ 43,714
Shares:
Sold ......................................................................................... 16,109 248 3,024
Reinvested .................................................................................... 2,987 226 1,244
Redeemed .....................................................................................
(4,993) (1,006) (1,272)
Net Increase (Decrease)
14,103 (532) 2,996
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 351,229 $ 18,881 $ 97,958
Reinvested .................................................................................... 18,696 2,351 9,745
Redeemed .....................................................................................
(125,667) (29,155) (57,965)
Net Increase (Decrease)
$ 244,258 $ (7,923) $ 49,738
Shares:
Sold ......................................................................................... 25,487 1,380 7,266
Reinvested .................................................................................... 1,427 178 739
Redeemed .....................................................................................
(9,237) (2,163) (4,217)
Net Increase (Decrease)
17,677 (605) 3,788
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (42,952) $ (3,283) $ (18,027)
Total Dividends and Distributions
$ (42,952) $ (3,283) $ (18,027)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (18,709) $ (2,351) $ (9,745)
Total Dividends and Distributions
$ (18,709) $ (2,351) $ (9,745)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 24,969 $ 17,757
Net realized gain (loss) on investments .............................................................................................. 11,602 21,712
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
21,061 78,284
Net Increase (Decrease) in Net Assets Resulting from Operations 57,632 117,753
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (45,267) (23,367)
Total Dividends and Distributions (45,267) (23,367)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
189,389 149,186
Total Increase (Decrease) in Net Assets 201,754 243,572
Net Assets
Beginning of period ..................................................................................................................
957,771 714,199
End of period ........................................................................................................................
$ 1,159,525 $ 957,771
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 145,951 $ 5,139 $ 65,583
Reinvested .................................................................................... 26,935 3,860 14,467
Redeemed .....................................................................................
(38,968) (15,559) (18,019)
Net Increase (Decrease)
$ 133,918 $ (6,560) $ 62,031
Shares:
Sold ......................................................................................... 9,278 323 4,135
Reinvested .................................................................................... 1,734 247 923
Redeemed .....................................................................................
(2,479) (985) (1,134)
Net Increase (Decrease)
8,533 (415) 3,924
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 184,376 $ 16,577 $ 66,555
Reinvested .................................................................................... 12,503 2,564 8,297
Redeemed .....................................................................................
(69,273) (22,827) (49,586)
Net Increase (Decrease)
$ 127,606 $ (3,686) $ 25,266
Shares:
Sold ......................................................................................... 12,507 1,131 4,580
Reinvested .................................................................................... 891 181 586
Redeemed .....................................................................................
(4,734) (1,593) (3,346)
Net Increase (Decrease)
8,664 (281) 1,820
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (26,940) $ (3,860) $ (14,467)
Total Dividends and Distributions
$ (26,940) $ (3,860) $ (14,467)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (12,506) $ (2,564) $ (8,297)
Total Dividends and Distributions
$ (12,506) $ (2,564) $ (8,297)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 28,388 $ 17,792
Net realized gain (loss) on investments .............................................................................................. 16,978 28,005
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
36,020 111,020
Net Increase (Decrease) in Net Assets Resulting from Operations 81,386 156,817
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (54,347) (25,549)
Total Dividends and Distributions (54,347) (25,549)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
213,246 279,361
Total Increase (Decrease) in Net Assets 240,285 410,629
Net Assets
Beginning of period ..................................................................................................................
1,191,302 780,673
End of period ........................................................................................................................
$ 1,431,587 $ 1,191,302
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 193,129 $ 5,306 $ 40,857
Reinvested .................................................................................... 33,018 3,532 17,795
Redeemed .....................................................................................
(53,540) (9,836) (17,015)
Net Increase (Decrease)
$ 172,607 $ (998) $ 41,637
Shares:
Sold ......................................................................................... 11,550 312 2,417
Reinvested .................................................................................... 2,006 213 1,070
Redeemed .....................................................................................
(3,210) (586) (1,016)
Net Increase (Decrease)
10,346 (61) 2,471
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 288,412 $ 18,228 $ 102,246
Reinvested .................................................................................... 13,924 2,422 9,197
Redeemed .....................................................................................
(81,057) (25,254) (48,757)
Net Increase (Decrease)
$ 221,279 $ (4,604) $ 62,686
Shares:
Sold ......................................................................................... 18,691 1,191 6,761
Reinvested .................................................................................... 950 164 621
Redeemed .....................................................................................
(5,325) (1,688) (3,101)
Net Increase (Decrease)
14,316 (333) 4,281
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (33,020) $ (3,532) $ (17,795)
Total Dividends and Distributions
$ (33,020) $ (3,532) $ (17,795)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (13,930) $ (2,422) $ (9,197)
Total Dividends and Distributions
$ (13,930) $ (2,422) $ (9,197)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 14,011 $ 9,947
Net realized gain (loss) on investments .............................................................................................. 10,037 19,195
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
23,289 66,475
Net Increase (Decrease) in Net Assets Resulting from Operations 47,337 95,617
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (31,616) (15,658)
Total Dividends and Distributions (31,616) (15,658)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
88,465 79,198
Total Increase (Decrease) in Net Assets 104,186 159,157
Net Assets
Beginning of period ..................................................................................................................
641,892 482,735
End of period ........................................................................................................................
$ 746,078 $ 641,892
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 50,391 $ 4,866 $ 38,327
Reinvested .................................................................................... 14,336 3,142 14,138
Redeemed .....................................................................................
(19,878) (7,269) (9,588)
Net Increase (Decrease)
$ 44,849 $ 739 $ 42,877
Shares:
Sold ......................................................................................... 2,850 273 2,140
Reinvested .................................................................................... 825 180 807
Redeemed .....................................................................................
(1,130) (412) (537)
Net Increase (Decrease)
2,545 41 2,410
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 76,060 $ 12,724 $ 64,367
Reinvested .................................................................................... 6,731 2,025 6,901
Redeemed .....................................................................................
(37,078) (20,060) (32,472)
Net Increase (Decrease)
$ 45,713 $ (5,311) $ 38,796
Shares:
Sold ......................................................................................... 4,694 791 4,050
Reinvested .................................................................................... 438 131 445
Redeemed .....................................................................................
(2,316) (1,266) (1,951)
Net Increase (Decrease)
2,816 (344) 2,544
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (14,336) $ (3,142) $ (14,138)
Total Dividends and Distributions
$ (14,336) $ (3,142) $ (14,138)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (6,732) $ (2,025) $ (6,901)
Total Dividends and Distributions
$ (6,732) $ (2,025) $ (6,901)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 12,321 $ 8,139
Net realized gain (loss) on investments .............................................................................................. 10,361 18,519
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
25,413 68,393
Net Increase (Decrease) in Net Assets Resulting from Operations 48,095 95,051
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (29,308) (13,677)
Total Dividends and Distributions (29,308) (13,677)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
72,429 94,358
Total Increase (Decrease) in Net Assets 91,216 175,732
Net Assets
Beginning of period ..................................................................................................................
607,222 431,490
End of period ........................................................................................................................
$ 698,438 $ 607,222
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 40,536 $ 3,859 $ 28,457
Reinvested .................................................................................... 11,493 3,276 14,532
Redeemed .....................................................................................
(16,190) (5,612) (7,922)
Net Increase (Decrease)
$ 35,839 $ 1,523 $ 35,067
Shares:
Sold ......................................................................................... 2,202 207 1,532
Reinvested .................................................................................... 636 180 798
Redeemed .....................................................................................
(878) (304) (427)
Net Increase (Decrease)
1,960 83 1,903
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 61,680 $ 16,474 $ 74,857
Reinvested .................................................................................... 5,348 1,795 6,534
Redeemed .....................................................................................
(33,408) (15,215) (23,707)
Net Increase (Decrease)
$ 33,620 $ 3,054 $ 57,684
Shares:
Sold ......................................................................................... 3,704 998 4,592
Reinvested .................................................................................... 337 112 409
Redeemed .....................................................................................
(1,995) (929) (1,392)
Net Increase (Decrease)
2,046 181 3,609
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (11,500) $ (3,276) $ (14,532)
Total Dividends and Distributions
$ (11,500) $ (3,276) $ (14,532)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (5,348) $ (1,795) $ (6,534)
Total Dividends and Distributions
$ (5,348) $ (1,795) $ (6,534)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 7,727 $ 5,002
Net realized gain (loss) on investments .............................................................................................. 6,831 11,128
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
17,335 44,347
Net Increase (Decrease) in Net Assets Resulting from Operations 31,893 60,477
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (17,823) (8,525)
Total Dividends and Distributions (17,823) (8,525)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
53,542 67,738
Total Increase (Decrease) in Net Assets 67,612 119,690
Net Assets
Beginning of period ..................................................................................................................
389,712 270,022
End of period ........................................................................................................................
$ 457,324 $ 389,712
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 34,633 $ 2,579 $ 20,060
Reinvested .................................................................................... 7,352 1,715 8,755
Redeemed .....................................................................................
(11,841) (4,251) (5,460)
Net Increase (Decrease)
$ 30,144 $ 43 $ 23,355
Shares:
Sold ......................................................................................... 1,821 134 1,038
Reinvested .................................................................................... 393 91 463
Redeemed .....................................................................................
(621) (223) (284)
Net Increase (Decrease)
1,593 2 1,217
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 51,134 $ 9,626 $ 48,334
Reinvested .................................................................................... 3,301 1,187 4,037
Redeemed .....................................................................................
(19,275) (15,509) (15,097)
Net Increase (Decrease)
$ 35,160 $ (4,696) $ 37,274
Shares:
Sold ......................................................................................... 2,970 562 2,844
Reinvested .................................................................................... 202 72 245
Redeemed .....................................................................................
(1,121) (905) (863)
Net Increase (Decrease)
2,051 (271) 2,226
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (7,353) $ (1,715) $ (8,755)
Total Dividends and Distributions
$ (7,353) $ (1,715) $ (8,755)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (3,301) $ (1,187) $ (4,037)
Total Dividends and Distributions
$ (3,301) $ (1,187) $ (4,037)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 4,385 $ 2,649
Net realized gain (loss) on investments .............................................................................................. 3,906 5,829
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
9,909 24,919
Net Increase (Decrease) in Net Assets Resulting from Operations 18,200 33,397
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (9,675) (4,464)
Total Dividends and Distributions (9,675) (4,464)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
32,398 48,561
Total Increase (Decrease) in Net Assets 40,923 77,494
Net Assets
Beginning of period ..................................................................................................................
220,620 143,126
End of period ........................................................................................................................
$ 261,543 $ 220,620
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 18,587 $ 2,658 $ 14,085
Reinvested .................................................................................... 4,070 990 4,615
Redeemed .....................................................................................
(7,303) (2,210) (3,094)
Net Increase (Decrease)
$ 15,354 $ 1,438 $ 15,606
Shares:
Sold ......................................................................................... 945 133 703
Reinvested .................................................................................... 211 51 235
Redeemed .....................................................................................
(372) (111) (154)
Net Increase (Decrease)
784 73 784
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 31,767 $ 9,039 $ 28,999
Reinvested .................................................................................... 1,774 583 2,103
Redeemed .....................................................................................
(9,458) (8,052) (8,194)
Net Increase (Decrease)
$ 24,083 $ 1,570 $ 22,908
Shares:
Sold ......................................................................................... 1,782 512 1,646
Reinvested .................................................................................... 105 34 123
Redeemed .....................................................................................
(536) (464) (447)
Net Increase (Decrease)
1,351 82 1,322
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (4,070) $ (990) $ (4,615)
Total Dividends and Distributions
$ (4,070) $ (990) $ (4,615)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (1,777) $ (584) $ (2,103)
Total Dividends and Distributions
$ (1,777) $ (584) $ (2,103)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 1,626 $ 882
Net realized gain (loss) on investments .............................................................................................. 1,452 1,736
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
3,912 9,333
Net Increase (Decrease) in Net Assets Resulting from Operations 6,990 11,951
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (3,210) (1,430)
Total Dividends and Distributions (3,210) (1,430)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
16,921 24,332
Total Increase (Decrease) in Net Assets 20,701 34,853
Net Assets
Beginning of period ..................................................................................................................
81,827 46,974
End of period ........................................................................................................................
$ 102,528 $ 81,827
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 10,784 $ 1,281 $ 8,200
Reinvested .................................................................................... 1,485 180 1,545
Redeemed .....................................................................................
(3,219) (1,339) (1,996)
Net Increase (Decrease)
$ 9,050 $ 122 $ 7,749
Shares:
Sold ......................................................................................... 605 71 449
Reinvested .................................................................................... 84 10 86
Redeemed .....................................................................................
(180) (75) (109)
Net Increase (Decrease)
509 6 426
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 18,150 $ 2,738 $ 12,609
Reinvested .................................................................................... 597 108 725
Redeemed .....................................................................................
(5,483) (2,027) (3,085)
Net Increase (Decrease)
$ 13,264 $ 819 $ 10,249
Shares:
Sold ......................................................................................... 1,137 170 774
Reinvested .................................................................................... 39 7 47
Redeemed .....................................................................................
(344) (130) (187)
Net Increase (Decrease)
832 47 634
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (1,485) $ (180) $ (1,545)
Total Dividends and Distributions
$ (1,485) $ (180) $ (1,545)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (597) $ (108) $ (725)
Total Dividends and Distributions
$ (597) $ (108) $ (725)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2070 Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 250 $ 89
Net realized gain (loss) on investments .............................................................................................. 219 166
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
644 1,295
Net Increase (Decrease) in Net Assets Resulting from Operations 1,113 1,550
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (397) (127)
Total Dividends and Distributions (397) (127)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
4,270 6,800
Total Increase (Decrease) in Net Assets 4,986 8,223
Net Assets
Beginning of period ..................................................................................................................
12,317 4,094
End of period ........................................................................................................................
$ 17,303 $ 12,317
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 1,018 $ 417 $ 3,466
Reinvested .................................................................................... 108 76 213
Redeemed .....................................................................................
(377) (155) (496)
Net Increase (Decrease)
$ 749 $ 338 $ 3,183
Shares:
Sold ......................................................................................... 67 27 228
Reinvested .................................................................................... 7 5 14
Redeemed .....................................................................................
(25) (10) (33)
Net Increase (Decrease)
49 22 209
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 2,435 $ 1,866 $ 4,680
Reinvested .................................................................................... 33 11 83
Redeemed .....................................................................................
(492) (115) (1,701)
Net Increase (Decrease)
$ 1,976 $ 1,762 $ 3,062
Shares:
Sold ......................................................................................... 176 146 343
Reinvested .................................................................................... 3 1 6
Redeemed .....................................................................................
(37) (8) (130)
Net Increase (Decrease)
142 139 219
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (108) $ (76) $ (213)
Total Dividends and Distributions
$ (108) $ (76) $ (213)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (33) $ (11) $ (83)
Total Dividends and Distributions
$ (33) $ (11) $ (83)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 5,302 $ 5,019
Net realized gain (loss) on investments .............................................................................................. 1,222 2,504
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
382 9,831
Net Increase (Decrease) in Net Assets Resulting from Operations 6,906 17,354
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (8,282) (4,946)
Total Dividends and Distributions (8,282) (4,946)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
19,185 15,745
Total Increase (Decrease) in Net Assets 17,809 28,153
Net Assets
Beginning of period ..................................................................................................................
187,875 159,722
End of period ........................................................................................................................
$ 205,684 $ 187,875
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 19,768 $ 492 $ 8,022
Reinvested .................................................................................... 5,916 346 2,019
Redeemed .....................................................................................
(12,158) (877) (4,343)
Net Increase (Decrease)
$ 13,526 $ (39) $ 5,698
Shares:
Sold ......................................................................................... 1,782 44 723
Reinvested .................................................................................... 540 31 183
Redeemed .....................................................................................
(1,098) (80) (388)
Net Increase (Decrease)
1,224 (5) 518
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 30,924 $ 3,455 $ 11,878
Reinvested .................................................................................... 3,473 258 1,215
Redeemed .....................................................................................
(20,440) (4,783) (10,235)
Net Increase (Decrease)
$ 13,957 $ (1,070) $ 2,858
Shares:
Sold ......................................................................................... 2,918 319 1,119
Reinvested .................................................................................... 339 25 118
Redeemed .....................................................................................
(1,938) (455) (950)
Net Increase (Decrease)
1,319 (111) 287
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (5,916) $ (347) $ (2,019)
Total Dividends and Distributions
$ (5,916) $ (347) $ (2,019)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (3,473) $ (258) $ (1,215)
Total Dividends and Distributions
$ (3,473) $ (258) $ (1,215)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 14,598 $ 22,703
Net realized gain (loss) on investments .............................................................................................. 19,679 19,173
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(12,943) 24,806
Net Increase (Decrease) in Net Assets Resulting from Operations 21,334 66,682
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (39,267) (34,250)
Total Dividends and Distributions (39,267) (34,250)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(40,064) (98,642)
Total Increase (Decrease) in Net Assets (57,997) (66,210)
Net Assets
Beginning of period ..................................................................................................................
724,781 790,991
End of period ........................................................................................................................
$ 666,784 $ 724,781
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 550 $ 6,129 $ 14,738 N/A $ 1,893 N/A $ 1,047
Reinvested .......................................... 1,794 12,913 22,130 N/A 1,016 N/A 1,324
Redeemed ...........................................
(3,099) (16,351) (74,657) N/A (5,259) N/A (4,232)
Net Increase (Decrease)
$ (755) $ 2,691 $ (37,789) N/A $ (2,350) N/A $ (1,861)
Shares:
Sold ............................................... 45 524 1,247 N/A 161 N/A 87
Reinvested .......................................... 151 1,109 1,887 N/A 88 N/A 113
Redeemed ...........................................
(257) (1,392) (6,345) N/A (452) N/A (360)
Net Increase (Decrease)
(61) 241 (3,211) N/A (203) N/A (160)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 2,358 $ 14,950 $ 27,940 $ 15 $ 8,264 $ 19 $ 16,008
Reinvested .......................................... 1,477 10,359 20,392 – 887 – 1,053
Redeemed ...........................................
(5,468) (34,263) (131,943) (4,589) (7,378) (7,546) (11,177)
Net Increase (Decrease)
$ (1,633) $ (8,954) $ (83,611) $ (4,574) $ 1,773 $ (7,527) $ 5,884
Shares:
Sold ............................................... 202 1,317 2,421 1 719 1 1,369
Reinvested .......................................... 130 932 1,821 – 80 – 94
Redeemed ...........................................
(468) (3,005) (11,435) (391) (644) (647) (975)
Net Increase (Decrease)
(136) (756) (7,193) (390) 155 (646) 488
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (1,866) $ (12,926) $ (22,132) $ N/A $ (1,019) $ N/A $ (1,324)
Total Dividends and Distributions
$ (1,866) $ (12,926) $ (22,132) $ N/A $ (1,019) $ N/A $ (1,324)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (1,543) $ (10,375) $ (20,392) $ – $ (887) $ – $ (1,053)
Total Dividends and Distributions
$ (1,543) $ (10,375) $ (20,392) $ – $ (887) $ – $ (1,053)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 66,902 $ 137,224
Net realized gain (loss) on investments .............................................................................................. 59,400 (25,673)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
590,387 (262,818)
Net Increase (Decrease) in Net Assets Resulting from Operations 716,689 (151,267)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (73,301) (261,342)
Total Dividends and Distributions (73,301) (261,342)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(91,832) (18,632)
Total Increase (Decrease) in Net Assets 551,556 (431,241)
Net Assets
Beginning of period ..................................................................................................................
6,185,219 6,616,460
End of period ........................................................................................................................
$ 6,736,775 $ 6,185,219
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .......................... $ 10,298 $ 352 $ 2,834 $ 427,555 N/A $ 3,146 N/A $ 5,130 $ 407,939
Reinvested ..................... 1,678 49 1,297 40,211 N/A 254 N/A 774 26,111
Redeemed ......................
(24,576) (2,629) (10,789) (688,723) N/A (5,252) N/A (26,279) (261,212)
Net Increase (Decrease)
$ (12,600) $ (2,228) $ (6,658) $ (220,957) N/A $ (1,852) N/A $ (20,375) $ 172,838
Shares:
Sold .......................... 361 12 100 14,792 N/A 113 N/A 185 14,059
Reinvested ..................... 59 2 47 1,409 N/A 9 N/A 28 915
Redeemed ......................
(853) (93) (390) (23,776) N/A (187) N/A (953) (9,079)
Net Increase (Decrease)
(433) (79) (243) (7,575) N/A (65) N/A (740) 5,895
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .......................... $ 17,974 $ 1,168 $ 4,098 $ 876,204 $ 16 $ 9,344 $ 60 $ 24,077 $ 382,541
Reinvested ..................... 6,977 427 5,239 143,810 – 1,106 – 3,354 88,943
Redeemed ......................
(38,379) (6,004) (18,903) (1,021,318) (2,121) (10,915) (12,048) (26,496) (447,786)
Net Increase (Decrease)
$ (13,428) $ (4,409) $ (9,566) $ (1,304) $ (2,105) $ (465) $ (11,988) $ 935 $ 23,698
Shares:
Sold .......................... 629 41 149 30,635 1 331 2 853 13,364
Reinvested ..................... 247 15 193 5,088 – 40 – 124 3,148
Redeemed ......................
(1,340) (214) (686) (35,762) (71) (394) (415) (969) (15,639)
Net Increase (Decrease)
(464) (158) (344) (39) (70) (23) (413) 8 873
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2026
From net investment income and net
realized gain on investments ......... $ (1,731) $ (49) $ (1,299) $ (41,931) $ N/A $ (257) $ N/A $ (774) $ (27,260)
Total Dividends and Distributions
$ (1,731) $ (49) $ (1,299) $ (41,931) $ N/A $ (257) $ N/A $ (774) $ (27,260)
Year Ended October 31, 2025
(a), (b)
From net investment income and net
realized gain on investments ......... $ (7,200) $ (437) $ (5,246) $ (150,355) $ – $ (1,117) $ – $ (3,355) $ (93,632)
Total Dividends and Distributions
$ (7,200) $ (437) $ (5,246) $ (150,355) $ – $ (1,117) $ – $ (3,355) $ (93,632)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 74,869 $ 89,106
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 209,279 427,609
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ..............................
(6,274) 66,768
Net Increase (Decrease) in Net Assets Resulting from Operations 277,874 583,483
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (462,763) (310,782)
Total Dividends and Distributions (462,763) (310,782)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
236,697 (96,262)
Total Increase (Decrease) in Net Assets 51,808 176,439
Net Assets
Beginning of period ..................................................................................................................
4,794,136 4,617,697
End of period ........................................................................................................................
$ 4,845,944 $ 4,794,136
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 48,290 $ 5,551 $ 63,172 $ 36,388 N/A $ 5,637 N/A $ 2,224
Reinvested ............................... 203,902 9,385 171,347 70,598 N/A 2,351 N/A 3,408
Redeemed ................................
(171,200) (18,842) (124,080) (60,341) N/A (8,090) N/A (3,003)
Net Increase (Decrease)
$ 80,992 $ (3,906) $ 110,439 $ 46,645 N/A $ (102) N/A $ 2,629
Shares:
Sold .................................... 2,828 334 3,910 2,185 N/A 346 N/A 133
Reinvested ............................... 12,297 584 10,951 4,375 N/A 147 N/A 212
Redeemed ................................
(10,021) (1,141) (7,701) (3,640) N/A (502) N/A (181)
Net Increase (Decrease)
5,104 (223) 7,160 2,920 N/A (9) N/A 164
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 93,823 $ 13,755 $ 158,323 $ 69,631 $ 10 $ 4,626 $ 329 $ 16,133
Reinvested ............................... 138,644 6,692 112,812 47,241 – 1,610 – 2,466
Redeemed ................................
(315,460) (38,646) (248,304) (127,997) (2,084) (6,847) (12,254) (10,765)
Net Increase (Decrease)
$ (82,993) $ (18,199) $ 22,831 $ (11,125) $ (2,074) $ (611) $ (11,925) $ 7,834
Shares:
Sold .................................... 5,582 843 9,943 4,285 1 279 20 964
Reinvested ............................... 8,507 424 7,289 2,967 – 102 – 155
Redeemed ................................
(18,778) (2,380) (15,593) (7,865) (123) (422) (721) (655)
Net Increase (Decrease)
(4,689) (1,113) 1,639 (613) (122) (41) (701) 464
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (205,493) $ (9,410) $ (171,476) $ (70,625) $ N/A $ (2,351) $ N/A $ (3,408)
Total Dividends and Distributions
$ (205,493) $ (9,410) $ (171,476) $ (70,625) $ N/A $ (2,351) $ N/A $ (3,408)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (139,793) $ (6,723) $ (112,941) $ (47,249) $ – $ (1,610) $ – $ (2,466)
Total Dividends and Distributions
$ (139,793) $ (6,723) $ (112,941) $ (47,249) $ – $ (1,610) $ – $ (2,466)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 33,579 $ 46,410
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 45,737 99,797
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ..............................
(1,836) 41,815
Net Increase (Decrease) in Net Assets Resulting from Operations 77,480 188,022
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (128,121) (67,759)
Total Dividends and Distributions (128,121) (67,759)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
30,395 (96,783)
Total Increase (Decrease) in Net Assets (20,246) 23,480
Net Assets
Beginning of period ..................................................................................................................
1,882,323 1,858,843
End of period ........................................................................................................................
$ 1,862,077 $ 1,882,323
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 13,824 $ 2,179 $ 32,719 $ 15,027 N/A $ 756 N/A $ 1,923
Reinvested ............................... 34,504 1,922 73,488 14,930 N/A 857 N/A 2,018
Redeemed ................................
(40,900) (6,783) (91,477) (19,810) N/A (3,417) N/A (1,365)
Net Increase (Decrease)
$ 7,428 $ (2,682) $ 14,730 $ 10,147 N/A $ (1,804) N/A $ 2,576
Shares:
Sold .................................... 1,064 170 2,582 1,168 N/A 59 N/A 149
Reinvested ............................... 2,707 153 5,878 1,188 N/A 68 N/A 161
Redeemed ................................
(3,149) (531) (7,175) (1,550) N/A (271) N/A (108)
Net Increase (Decrease)
622 (208) 1,285 806 N/A (144) N/A 202
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 30,787 $ 3,665 $ 95,129 $ 30,141 $ 71 $ 2,477 $ 542 $ 12,842
Reinvested ............................... 18,082 997 38,973 8,060 – 423 – 1,030
Redeemed ................................
(85,660) (14,617) (168,062) (51,141) (1,565) (2,480) (11,078) (5,399)
Net Increase (Decrease)
$ (36,791) $ (9,955) $ (33,960) $ (12,940) $ (1,494) $ 420 $ (10,536) $ 8,473
Shares:
Sold .................................... 2,423 289 7,588 2,402 6 197 44 1,022
Reinvested ............................... 1,445 81 3,167 652 – 34 – 83
Redeemed ................................
(6,763) (1,168) (13,521) (4,090) (125) (201) (880) (431)
Net Increase (Decrease)
(2,895) (798) (2,766) (1,036) (119) 30 (836) 674
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (34,821) $ (1,926) $ (73,560) $ (14,939) $ N/A $ (857) $ N/A $ (2,018)
Total Dividends and Distributions
$ (34,821) $ (1,926) $ (73,560) $ (14,939) $ N/A $ (857) $ N/A $ (2,018)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (18,234) $ (1,001) $ (39,011) $ (8,060) $ – $ (423) $ – $ (1,030)
Total Dividends and Distributions
$ (18,234) $ (1,001) $ (39,011) $ (8,060) $ – $ (423) $ – $ (1,030)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 47,274 $ 44,410
Net realized gain (loss) on investments .............................................................................................. 200,247 395,598
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(7,630) 19,269
Net Increase (Decrease) in Net Assets Resulting from Operations 239,891 459,277
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (420,457) (228,049)
Total Dividends and Distributions (420,457) (228,049)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
258,943 (49,778)
Total Increase (Decrease) in Net Assets 78,377 181,450
Net Assets
Beginning of period ..................................................................................................................
3,397,024 3,215,574
End of period ........................................................................................................................
$ 3,475,401 $ 3,397,024
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 30,580 $ 3,595 $ 58,200 $ 29,004 N/A $ 1,056 N/A $ 1,253
Reinvested ............................... 212,856 9,330 130,718 59,881 N/A 1,413 N/A 3,830
Redeemed ................................
(143,954) (14,914) (82,880) (36,095) N/A (2,703) N/A (2,227)
Net Increase (Decrease)
$ 99,482 $ (1,989) $ 106,038 $ 52,790 N/A $ (234) N/A $ 2,856
Shares:
Sold .................................... 1,516 201 3,064 1,489 N/A 56 N/A 64
Reinvested ............................... 10,919 548 7,164 3,193 N/A 78 N/A 207
Redeemed ................................
(7,103) (840) (4,363) (1,854) N/A (143) N/A (119)
Net Increase (Decrease)
5,332 (91) 5,865 2,828 N/A (9) N/A 152
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 61,233 $ 8,053 $ 132,903 $ 48,983 $ 3 $ 2,403 $ 293 $ 9,378
Reinvested ............................... 117,386 5,814 67,637 32,659 – 755 – 2,410
Redeemed ................................
(240,805) (30,742) (147,064) (100,068) (672) (2,161) (5,656) (12,520)
Net Increase (Decrease)
$ (62,186) $ (16,875) $ 53,476 $ (18,426) $ (669) $ 997 $ (5,363) $ (732)
Shares:
Sold .................................... 3,062 454 7,021 2,506 – 124 15 479
Reinvested ............................... 6,091 340 3,720 1,754 – 42 – 131
Redeemed ................................
(11,982) (1,725) (7,814) (5,157) (34) (115) (279) (646)
Net Increase (Decrease)
(2,829) (931) 2,927 (897) (34) 51 (264) (36)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (215,163) $ (9,340) $ (130,820) $ (59,891) $ N/A $ (1,413) $ N/A $ (3,830)
Total Dividends and Distributions
$ (215,163) $ (9,340) $ (130,820) $ (59,891) $ N/A $ (1,413) $ N/A $ (3,830)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (118,703) $ (5,821) $ (67,683) $ (32,677) $ – $ (755) $ – $ (2,410)
Total Dividends and Distributions
$ (118,703) $ (5,821) $ (67,683) $ (32,677) $ – $ (755) $ – $ (2,410)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 42,994 $ 67,377
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 31,960 50,921
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ..............................
(12,868) 75,151
Net Increase (Decrease) in Net Assets Resulting from Operations 62,086 193,449
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (60,313) (67,149)
Total Dividends and Distributions (60,313) (67,149)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(62,051) (246,474)
Total Increase (Decrease) in Net Assets (60,278) (120,174)
Net Assets
Beginning of period ..................................................................................................................
2,231,962 2,352,136
End of period ........................................................................................................................
$ 2,171,684 $ 2,231,962
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 25,896 $ 2,398 $ 12,865 $ 19,574 N/A $ 327 N/A $ 498
Reinvested ............................... 22,783 1,112 30,502 5,326 N/A 69 N/A 194
Redeemed ................................
(73,990) (10,503) (76,749) (20,110) N/A (372) N/A (1,871)
Net Increase (Decrease)
$ (25,311) $ (6,993) $ (33,382) $ 4,790 N/A $ 24 N/A $ (1,179)
Shares:
Sold .................................... 2,017 190 1,015 1,532 N/A 25 N/A 39
Reinvested ............................... 1,782 88 2,412 419 N/A 5 N/A 15
Redeemed ................................
(5,761) (828) (6,044) (1,576) N/A (29) N/A (146)
Net Increase (Decrease)
(1,962) (550) (2,617) 375 N/A 1 N/A (92)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 48,731 $ 5,532 $ 42,686 $ 44,668 $ 6 $ 1,671 $ 215 $ 10,168
Reinvested ............................... 25,018 1,300 34,068 5,690 – 82 – 590
Redeemed ................................
(173,131) (30,069) (176,114) (54,814) (1,189) (2,458) (4,383) (24,741)
Net Increase (Decrease)
$ (99,382) $ (23,237) $ (99,360) $ (4,456) $ (1,183) $ (705) $ (4,168) $ (13,983)
Shares:
Sold .................................... 3,940 453 3,523 3,651 1 137 18 831
Reinvested ............................... 2,041 108 2,809 465 – 7 – 49
Redeemed ................................
(14,065) (2,467) (14,478) (4,461) (98) (202) (359) (1,973)
Net Increase (Decrease)
(8,084) (1,906) (8,146) (345) (97) (58) (341) (1,093)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (23,010) $ (1,127) $ (30,584) $ (5,329) $ N/A $ (69) $ N/A $ (194)
Total Dividends and Distributions
$ (23,010) $ (1,127) $ (30,584) $ (5,329) $ N/A $ (69) $ N/A $ (194)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (25,298) $ (1,314) $ (34,170) $ (5,695) $ – $ (82) $ – $ (590)
Total Dividends and Distributions
$ (25,298) $ (1,314) $ (34,170) $ (5,695) $ – $ (82) $ – $ (590)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 29,955 $ 23,415
Net realized gain (loss) on investments .............................................................................................. 155,691 274,372
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
14,705 56,910
Net Increase (Decrease) in Net Assets Resulting from Operations 200,351 354,697
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (275,675) (158,298)
Total Dividends and Distributions (275,675) (158,298)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
180,601 (6,853)
Total Increase (Decrease) in Net Assets 105,277 189,546
Net Assets
Beginning of period ..................................................................................................................
2,456,630 2,267,084
End of period ........................................................................................................................
$ 2,561,907 $ 2,456,630
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 32,084 $ 7,587 $ 38,718 $ 28,645 N/A $ 881 N/A $ 2,245
Reinvested ............................... 149,110 8,394 67,074 44,260 N/A 1,060 N/A 3,798
Redeemed ................................
(101,815) (11,939) (49,174) (33,705) N/A (2,805) N/A (3,817)
Net Increase (Decrease)
$ 79,379 $ 4,042 $ 56,618 $ 39,200 N/A $ (864) N/A $ 2,226
Shares:
Sold .................................... 1,327 365 1,712 1,235 N/A 39 N/A 98
Reinvested ............................... 6,431 437 3,086 1,990 N/A 49 N/A 174
Redeemed ................................
(4,220) (598) (2,169) (1,448) N/A (128) N/A (168)
Net Increase (Decrease)
3,538 204 2,629 1,777 N/A (40) N/A 104
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 53,562 $ 8,268 $ 83,525 $ 52,917 $ 6 $ 2,993 $ 1,680 $ 7,934
Reinvested ............................... 87,169 4,968 36,684 25,538 – 521 – 2,287
Redeemed ................................
(167,089) (21,313) (85,471) (82,674) (557) (2,496) (6,746) (8,559)
Net Increase (Decrease)
$ (26,358) $ (8,077) $ 34,738 $ (4,219) $ (551) $ 1,018 $ (5,066) $ 1,662
Shares:
Sold .................................... 2,290 415 3,753 2,303 – 133 74 349
Reinvested ............................... 3,893 262 1,734 1,184 – 25 – 108
Redeemed ................................
(7,117) (1,068) (3,866) (3,682) (23) (110) (289) (386)
Net Increase (Decrease)
(934) (391) 1,621 (195) (23) 48 (215) 71
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (151,031) $ (8,411) $ (67,112) $ (44,263) $ N/A $ (1,060) $ N/A $ (3,798)
Total Dividends and Distributions
$ (151,031) $ (8,411) $ (67,112) $ (44,263) $ N/A $ (1,060) $ N/A $ (3,798)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (88,237) $ (4,979) $ (36,733) $ (25,541) $ – $ (521) $ – $ (2,287)
Total Dividends and Distributions
$ (88,237) $ (4,979) $ (36,733) $ (25,541) $ – $ (521) $ – $ (2,287)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 68,792 $ 128,015
Net realized gain (loss) on investments and futures ................................................................................. 503 (5,838)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(15,254) 52,346
Net Increase (Decrease) in Net Assets Resulting from Operations 54,041 174,523
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (67,678) (127,999)
Total Dividends and Distributions (67,678) (127,999)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(139,365) 155,688
Total Increase (Decrease) in Net Assets (153,002) 202,212
Net Assets
Beginning of period ..................................................................................................................
3,530,786 3,328,574
End of period ........................................................................................................................
$ 3,377,784 $ 3,530,786
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 62,743 $ 464 $ 9,220 $ 384,045 N/A $ 1,616 N/A $ 2,385
Reinvested ............................... 5,735 154 1,894 59,118 N/A 110 N/A 199
Redeemed ................................
(80,512) (3,263) (15,060) (562,206) N/A (1,864) N/A (4,143)
Net Increase (Decrease)
$ (12,034) $ (2,645) $ (3,946) $ (119,043) N/A $ (138) N/A $ (1,559)
Shares:
Sold .................................... 5,161 38 759 31,627 N/A 133 N/A 196
Reinvested ............................... 472 13 156 4,866 N/A 9 N/A 16
Redeemed ................................
(6,623) (269) (1,240) (46,300) N/A (154) N/A (340)
Net Increase (Decrease)
(990) (218) (325) (9,807) N/A (12) N/A (128)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 170,842 $ 3,328 $ 15,526 $ 877,287 $ 1 $ 8,807 $ 8 $ 8,224
Reinvested ............................... 11,428 375 3,877 109,770 1 289 – 400
Redeemed ................................
(176,945) (6,227) (26,015) (822,230) (443) (11,607) (5,760) (5,248)
Net Increase (Decrease)
$ 5,325 $ (2,524) $ (6,612) $ 164,827 $ (441) $ (2,511) $ (5,752) $ 3,376
Shares:
Sold .................................... 14,153 276 1,288 72,668 – 732 1 683
Reinvested ............................... 945 31 321 9,088 – 24 – 33
Redeemed ................................
(14,653) (516) (2,158) (68,205) (37) (963) (482) (434)
Net Increase (Decrease)
445 (209) (549) 13,551 (37) (207) (481) 282
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (5,896) $ (159) $ (1,928) $ (59,386) $ N/A $ (110) $ N/A $ (199)
Total Dividends and Distributions
$ (5,896) $ (159) $ (1,928) $ (59,386) $ N/A $ (110) $ N/A $ (199)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (11,792) $ (385) $ (3,937) $ (111,181) $ (1) $ (294) $ (9) $ (400)
Total Dividends and Distributions
$ (11,792) $ (385) $ (3,937) $ (111,181) $ (1) $ (294) $ (9) $ (400)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 2,471 $ 4,853
Net realized gain (loss) on investments .............................................................................................. 193,872 126,971
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
67,621 129,678
Net Increase (Decrease) in Net Assets Resulting from Operations 263,964 261,502
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (115,060) (43,642)
Total Dividends and Distributions (115,060) (43,642)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(313,300) (233,349)
Total Increase (Decrease) in Net Assets (164,396) (15,489)
Net Assets
Beginning of period ..................................................................................................................
2,264,723 2,280,212
End of period ........................................................................................................................
$ 2,100,327 $ 2,264,723
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold .................................... $ 4,855 $ 4,736 $ 86,339 N/A $ 1,087 N/A $ 2,865 $ 27,034
Reinvested ............................... 13,723 11,098 38,054 N/A 871 N/A 2,758 48,386
Redeemed ................................
(19,444) (13,968) (275,702) N/A (3,454) N/A (26,145) (216,393)
Net Increase (Decrease)
$ (866) $ 1,866 $ (151,309) N/A $ (1,496) N/A $ (20,522) $ (140,973)
Shares:
Sold .................................... 168 173 2,667 N/A 38 N/A 89 834
Reinvested ............................... 490 422 1,215 N/A 32 N/A 90 1,542
Redeemed ................................
(670) (514) (8,486) N/A (120) N/A (841) (6,692)
Net Increase (Decrease)
(12) 81 (4,604) N/A (50) N/A (662) (4,316)
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold .................................... $ 10,250 $ 5,890 $ 169,138 $ 7 $ 5,651 $ 48 $ 38,583 $ 162,914
Reinvested ............................... 4,753 4,051 13,737 – 289 – 1,347 19,398
Redeemed ................................
(41,641) (27,551) (256,120) (1,356) (5,638) (32,502) (30,029) (274,568)
Net Increase (Decrease)
$ (26,638) $ (17,610) $ (73,245) $ (1,349) $ 302 $ (32,454) $ 9,901 $ (92,256)
Shares:
Sold .................................... 394 239 5,984 – 209 2 1,283 5,373
Reinvested ............................... 186 168 484 – 11 – 48 682
Redeemed ................................
(1,599) (1,124) (8,815) (54) (218) (1,107) (1,042) (9,567)
Net Increase (Decrease)
(1,019) (717) (2,347) (54) 2 (1,105) 289 (3,512)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on
investments ............................... $ (13,825) $ (11,103) $ (38,083) $ N/A $ (888) $ N/A $ (2,758) $ (48,403)
Total Dividends and Distributions
$ (13,825) $ (11,103) $ (38,083) $ N/A $ (888) $ N/A $ (2,758) $ (48,403)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (4,787) $ (4,058) $ (13,755) $ – $ (294) $ – $ (1,347) $ (19,401)
Total Dividends and Distributions
$ (4,787) $ (4,058) $ (13,755) $ – $ (294) $ – $ (1,347) $ (19,401)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ (4,138) $ (7,883)
Net realized gain (loss) on investments and futures ................................................................................. 141,445 234,673
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
137,800 58,289
Net Increase (Decrease) in Net Assets Resulting from Operations 275,107 285,079
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (186,643) (168,493)
Total Dividends and Distributions (186,643) (168,493)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
66,222 (51,033)
Total Increase (Decrease) in Net Assets 154,686 65,553
Net Assets
Beginning of period ..................................................................................................................
2,190,105 2,124,552
End of period ........................................................................................................................
$ 2,344,791 $ 2,190,105
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 4,036 $ 6,852 N/A $ 1,562 N/A $ 2,525 $ 121,220
Reinvested .......................................... 10,668 7,664 N/A 1,875 N/A 2,795 158,131
Redeemed ...........................................
(7,810) (19,389) N/A (3,473) N/A (3,973) (216,461)
Net Increase (Decrease)
$ 6,894 $ (4,873) N/A $ (36) N/A $ 1,347 $ 62,890
Shares:
Sold ............................................... 471 425 N/A 139 N/A 178 7,553
Reinvested .......................................... 1,354 501 N/A 180 N/A 210 10,288
Redeemed ...........................................
(917) (1,189) N/A (314) N/A (282) (13,449)
Net Increase (Decrease)
908 (263) N/A 5 N/A 106 4,392
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 6,822 $ 22,230 $ 42 $ 3,955 $ 694 $ 13,219 $ 226,891
Reinvested .......................................... 8,939 6,923 – 1,651 – 2,668 143,534
Redeemed ...........................................
(13,735) (51,999) (1,656) (4,557) (9,985) (10,664) (396,005)
Net Increase (Decrease)
$ 2,026 $ (22,846) $ (1,614) $ 1,049 $ (9,291) $ 5,223 $ (25,580)
Shares:
Sold ............................................... 803 1,533 4 348 50 905 14,969
Reinvested .......................................... 1,073 464 – 156 – 202 9,578
Redeemed ...........................................
(1,643) (3,501) (144) (428) (712) (791) (26,644)
Net Increase (Decrease)
233 (1,504) (140) 76 (662) 316 (2,097)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (10,700) $ (7,669) $ N/A $ (1,875) $ N/A $ (2,795) $ (163,604)
Total Dividends and Distributions
$ (10,700) $ (7,669) $ N/A $ (1,875) $ N/A $ (2,795) $ (163,604)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (8,966) $ (8,625) $ – $ (1,651) $ – $ (2,668) $ (146,583)
Total Dividends and Distributions
$ (8,966) $ (8,625) $ – $ (1,651) $ – $ (2,668) $ (146,583)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 10,152 $ 15,880
Net realized gain (loss) on investments and futures ................................................................................. 88,919 123,815
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
102,245 (81,943)
Net Increase (Decrease) in Net Assets Resulting from Operations 201,316 57,752
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (122,470) (110,194)
Total Dividends and Distributions (122,470) (110,194)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
34,078 55,597
Total Increase (Decrease) in Net Assets 112,924 3,155
Net Assets
Beginning of period ..................................................................................................................
1,220,230 1,217,075
End of period ........................................................................................................................
$ 1,333,154 $ 1,220,230
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 7,042 $ 20,779 N/A $ 14,442 N/A $ 5,878 $ 78,052
Reinvested .......................................... 18,776 16,187 N/A 6,117 N/A 7,638 73,463
Redeemed ...........................................
(15,065) (39,453) N/A (16,696) N/A (22,038) (121,044)
Net Increase (Decrease)
$ 10,753 $ (2,487) N/A $ 3,863 N/A $ (8,522) $ 30,471
Shares:
Sold ............................................... 295 795 N/A 513 N/A 209 2,976
Reinvested .......................................... 825 640 N/A 234 N/A 284 2,908
Redeemed ...........................................
(635) (1,492) N/A (614) N/A (775) (4,554)
Net Increase (Decrease)
485 (57) N/A 133 N/A (282) 1,330
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 11,162 $ 41,233 $ 26 $ 18,219 $ 284 $ 46,277 $ 384,764
Reinvested .......................................... 16,784 17,500 – 5,606 – 9,201 60,862
Redeemed ...........................................
(30,400) (99,862) (6,078) (23,374) (29,296) (50,465) (316,846)
Net Increase (Decrease)
$ (2,454) $ (41,129) $ (6,052) $ 451 $ (29,012) $ 5,013 $ 128,780
Shares:
Sold ............................................... 481 1,612 1 666 9 1,550 14,466
Reinvested .......................................... 710 673 – 209 – 334 2,342
Redeemed ...........................................
(1,308) (3,828) (207) (899) (930) (1,883) (12,235)
Net Increase (Decrease)
(117) (1,543) (206) (24) (921) 1 4,573
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (18,810) $ (16,382) $ N/A $ (6,122) $ N/A $ (7,638) $ (73,518)
Total Dividends and Distributions
$ (18,810) $ (16,382) $ N/A $ (6,122) $ N/A $ (7,638) $ (73,518)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (16,837) $ (17,682) $ – $ (5,606) $ – $ (9,201) $ (60,868)
Total Dividends and Distributions
$ (16,837) $ (17,682) $ – $ (5,606) $ – $ (9,201) $ (60,868)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Period Ended
April 30, 2026
Year Ended
October 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 7,287 $ 14,438
Net realized gain (loss) on investments and futures ................................................................................. 77,139 83,970
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
95,633 (38,130)
Net Increase (Decrease) in Net Assets Resulting from Operations 180,059 60,278
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (93,432) (116,138)
Total Dividends and Distributions (93,432) (116,138)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
61,265 32,536
Total Increase (Decrease) in Net Assets 147,892 (23,324)
Net Assets
Beginning of period ..................................................................................................................
1,095,356 1,118,680
End of period ........................................................................................................................
$ 1,243,248 $ 1,095,356
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ............................................... $ 2,808 $ 15,476 N/A $ 460 N/A $ 1,177 $ 68,306
Reinvested .......................................... 1,629 11,905 N/A 461 N/A 577 78,205
Redeemed ...........................................
(2,443) (24,505) N/A (665) N/A (851) (91,275)
Net Increase (Decrease)
$ 1,994 $ 2,876 N/A $ 256 N/A $ 903 $ 55,236
Shares:
Sold ............................................... 240 1,293 N/A 41 N/A 98 5,619
Reinvested .......................................... 146 1,013 N/A 43 N/A 51 6,658
Redeemed ...........................................
(212) (2,017) N/A (59) N/A (72) (7,500)
Net Increase (Decrease)
174 289 N/A 25 N/A 77 4,777
Year Ended October 31, 2025
(a), (b)
Dollars:
Sold ............................................... $ 1,525 $ 38,116 $ 7 $ 1,956 $ 8 $ 5,574 $ 165,022
Reinvested .......................................... 2,442 16,350 – 564 – 925 94,732
Redeemed ...........................................
(7,467) (70,959) (682) (1,805) (3,939) (5,472) (204,361)
Net Increase (Decrease)
$ (3,500) $ (16,493) $ (675) $ 715 $ (3,931) $ 1,027 $ 55,393
Shares:
Sold ............................................... 140 3,200 1 177 1 439 14,288
Reinvested .......................................... 222 1,417 – 53 – 83 8,212
Redeemed ...........................................
(676) (5,985) (59) (168) (300) (471) (17,731)
Net Increase (Decrease)
(314) (1,368) (58) 62 (299) 51 4,769
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ... $ (1,630) $ (12,461) $ N/A $ (461) $ N/A $ (577) $ (78,303)
Total Dividends and Distributions
$ (1,630) $ (12,461) $ N/A $ (461) $ N/A $ (577) $ (78,303)
Year Ended October 31, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (2,444) $ (17,305) $ – $ (564) $ – $ (925) $ (94,900)
Total Dividends and Distributions
$ (2,444) $ (17,305) $ – $ (564) $ – $ (925) $ (94,900)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Period Ended
April 30, 2026
Year Ended
October 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 9,630 $ 19,461
Net realized gain (loss) on investments .............................................................................................. (3,387) (4,196)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(507) 2,348
Net Increase (Decrease) in Net Assets Resulting from Operations 5,736 17,613
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (9,521) (20,276)
Total Dividends and Distributions (9,521) (20,276)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
18,468 (69,630)
Total Increase (Decrease) in Net Assets 14,683 (72,293)
Net Assets
Beginning of period ..................................................................................................................
495,130 567,423
End of period ........................................................................................................................
$ 509,813 $ 495,130
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2026
Dollars:
Sold ......................................................................................... $ 37,248 $ 278 $ 39,283
Reinvested .................................................................................... 4,096 131 4,941
Redeemed .....................................................................................
(24,091) (1,834) (41,584)
Net Increase (Decrease)
$ 17,253 $ (1,425) $ 2,640
Shares:
Sold ......................................................................................... 5,568 41 5,863
Reinvested .................................................................................... 613 20 739
Redeemed .....................................................................................
(3,606) (273) (6,216)
Net Increase (Decrease)
2,575 (212) 386
Year Ended October 31, 2025
Dollars:
Sold ......................................................................................... $ 35,437 $ 1,074 $ 84,025
Reinvested .................................................................................... 8,416 327 10,653
Redeemed .....................................................................................
(71,771) (4,858) (132,933)
Net Increase (Decrease)
$ (27,918) $ (3,457) $ (38,255)
Shares:
Sold ......................................................................................... 5,355 162 12,692
Reinvested .................................................................................... 1,272 49 1,608
Redeemed .....................................................................................
(10,863) (727) (20,067)
Net Increase (Decrease)
(4,236) (516) (5,767)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2026
From net investment income and net realized gain on investments ............................................. $ (4,402) $ (132) $ (4,987)
Total Dividends and Distributions
$ (4,402) $ (132) $ (4,987)
Year Ended October 31, 2025
From net investment income and net realized gain on investments ............................................. $ (9,127) $ (334) $ (10,815)
Total Dividends and Distributions
$ (9,127) $ (334) $ (10,815)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal
Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund, Finisterre
Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality
Bond Fund, Government Money Market Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund, LargeCap Growth Fund I,
LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market
Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime
2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime
2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal
LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045
Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime
Hybrid 2065 Fund, Principal LifeTime Hybrid 2070, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real
Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible
Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600
Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund, series of the Fund, (known as the "Funds") are presented herein. Principal
LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035
Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal
LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal
LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040
Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime
Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070, and Principal LifeTime Hybrid Income Fund are
referred to collectively as the “Principal LifeTime Hybrid Funds”. SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative
Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The
Funds may offer up to seven classes of shares: Class A, Class C, Class J, Institutional, R-3, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective November 22, 2024, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global
Emerging Markets Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Equity Fund, LargeCap Growth
Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap
S&P 400 Index Fund, MidCap Value Fund I, Principal Capital Appreciation Fund, Principal LifeTime Funds, Real Estate Securities Fund, SAM
Portfolios, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II Fund
converted R-1 shares into R-3 shares and R-4 shares into R-5 shares. On this same day, Global Real Estate Securities Fund converted R-4 shares into R-5 shares and Overseas Fund converted R-4 shares into Institutional shares.
Effective February 28, 2025, High Yield Fund acquired all the assets and assumed all the liabilities of High Income Fund, pursuant to a plan of reorganization approved by the Fund’s Board of Directors (the “Board”) on October 31, 2024. The purpose of the acquisition is to combine two funds with substantially identical investment objectives. The acquisition was accomplished by a tax-free exchange of 62,130,000 shares from High
Income Fund for 74,707,000 shares valued at $505,624,000 of High Yield Fund at an approximate exchange rate of 1.20 for Institutional class. The investment securities of High Income Fund, with a fair value of approximately $461,160,000 and a cost of $485,087,000 and $36,494,000 cash were the primary assets acquired by High Yield Fund on February 28, 2025. For financial reporting purposes, assets received, and shares issued by High Yield Fund were recorded at fair value; however, the cost basis of the investments received from High Income Fund were maintained through the reorganization. The net assets of High Income Fund and High Yield Fund immediately prior to the acquisition in accordance with
U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $505,624,000 ($526,239,000 of accumulated realized loss)
and $6,015,501,000 respectively. The aggregate net assets of High Yield Fund immediately following the acquisition was $6,521,125,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Assuming the acquisition had been completed on November 1, 2024, the beginning of the fiscal year for High Yield Fund, High Yield Fund’s pro forma results of operations for the period ended October 31, 2025, are as follows (amounts in thousands):
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of High Income Fund that have been included in High Yield Fund’s statement of operations since February 28, 2025.
On September 10, 2025, the Fund’s Board approved the acquisition of the assets of Principal LifeTime 2015 Fund by the Principal LifeTime
Strategic Income Fund and the acquisition of the assets of Principal LifeTime Hybrid 2015 Fund by the Principal LifeTime Hybrid Income Fund.
The proposed merger is expected to occur on or about June 12, 2026.
Effective September 19, 2025, MidCap Fund acquired all the assets and assumed all the liabilities of Edge MidCap Fund, a series of the Fund with an August 31 fiscal year end, MidCap Growth Fund, and MidCap Growth Fund III pursuant to a plan of reorganization approved by the
Fund’s Board on May 15, 2025. The purpose of the acquisition is to combine four series of the Fund with substantially identical investment objectives and to achieve economies of scale. The acquisition was accomplished by a tax-free exchange of shares and dollars as follows (amounts
in thousands):
The acquisition was completed at the approximate exchange rates as follows:
The investment securities of Edge MidCap Fund, with a fair value of approximately $46,369,000 and a cost of $45,230,000 and $991,000 cash;
MidCap Growth Fund, with a fair value of approximately $174,830,000 and a cost of $175,547,000 and $9,797,000 cash; and MidCap Growth
Fund III with a fair value of approximately $53,169,000 and a cost of $53,744,000 and $4,238,000 cash were the primary assets acquired by
MidCap Fund on September 19, 2025. For financial reporting purposes, assets received, and shares issued by MidCap Fund were recorded at fair value; however, the cost basis of the investments received from Edge MidCap Fund, MidCap Growth Fund, and MidCap Growth Fund III were maintained through the reorganization. The net assets of Edge MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, and MidCap
Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $47,333,000 ($446,000 of accumulated realized loss), $184,643,000 ($2,189,000 of accumulated realized loss), $57,441,000 ($55,112,000 of accumulated realized loss), and $33,136,048,000, respectively. The aggregate net assets of MidCap Fund immediately following the acquisition was $33,425,465,000. In accordance with Sections
381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2024, the beginning of the fiscal year for MidCap Fund, MidCap Fund’s pro forma results of operations for the period ended October 31, 2025, are as follows (amounts in thousands):
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Edge MidCap Fund, MidCap Growth Fund, and MidCap Growth Fund III that have been included in MidCap Fund’s statement of operations since September 19, 2025.
Net investment income $ 425,251
Net loss on investments (26,341)
Net increase in assets resulting from operations 398,910
Class A Shares
Acquired
Class J Shares
Acquired
Institutional Shares
Acquired
R-3 Shares
Acquired
R-5 Shares
Acquired
R-6 Shares
Acquired
Edge Midcap Fund 1,233 N/A 2,073 N/A N/A 1,111
MidCap Growth Fund N/A 15,730 8,133 1,288 1,097 N/A
MidCap Growth III Fund N/A 13,103 1,277 734 386 N/A
Class A Dollars
Acquired
Class J Dollars
Acquired
Institutional Dollars
Acquired
R-3 Dollars
Acquired
R-5 Dollars
Acquired
R-6 Dollars
Acquired
Edge Midcap Fund $ 13,096 N/A $ 22,232 N/A N/A $ 12,005
MidCap Growth Fund N/A $ 84,340 78,868 $ 10,333 $ 11,103 N/A
MidCap Growth III Fund N/A 40,892 9,647 4,040 2,862 N/A
Class A Class J Institutional R-3 R-5 R-6
Edge Midcap Fund 0.23 N/A 0.22 N/A N/A 0.23
MidCap Growth Fund N/A 0.12 0.20 0.18 0.22 N/A
MidCap Growth III Fund N/A 0.07 0.16 0.13 0.16 N/A
Net investment income $(7,652)
Net gain on investments 751,608
Net increase in assets resulting from operations 743,956
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board. In addition, the Fund's Board declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid
Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s
Board, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under
Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of April 30, 2026:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Diversified International Fund
Euro 23 .0%
British Pound Sterling 15 .6
Japanese Yen 13 .5
Hong Kong Dollar 9 .7
Canadian Dollar 8 .3
New Taiwan Dollar 6 .5
Global Emerging Markets Fund
New Taiwan Dollar 21 .5%
Hong Kong Dollar 17 .5
South Korean Won 14 .4
Indian Rupee 14 .0
Brazilian Real 6 .7
Global Real Estate Securities Fund
Japanese Yen 8 .7%
Euro 8 .0
Australian Dollar 6 .7
International Equity Fund
Euro 25 .9%
British Pound Sterling 16 .3
Hong Kong Dollar 14 .5
Japanese Yen 14 .4
Canadian Dollar 8 .6
South Korean Won 5 .7
Overseas Fund
Euro 39 .0%
British Pound Sterling 18 .7
Japanese Yen 15 .0
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Certain of the transfer agent expenses may be reduced by the impact of interest earned during the period between when a redemption occurs and the funds are settled.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Government & High Quality Bond Fund, High Yield Fund, Short-Term Income Fund
and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other
Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S.
GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and the limitations imposed by
Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended April 30, 2026 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in foreign tax reclaims income on the statements of operations. Adjustments and final receipts to previously estimated foreign tax reclaims may result in a decrease to income on the statements of operations. During the period ended April 30, 2026, Diversified International Fund received reimbursements or fee adjustments from a vendor related to foreign tax reclaim services. Such amounts are reflected as a reduction of the related expenses.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Adjustments and final payments to previously estimated IRS closing agreement fee liabilities may result in an increase to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to
Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures, including disclosure of income taxes paid by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024 . Management does not expect the future adoption of this standard to have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate (“SOFR”) plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of April 30,
2026 is included in interfund lending on the statements of assets and liabilities. Any outstanding borrowing as of April 30, 2026 is included in interfund borrowing on the statements of assets and liabilities.
During the period ended April 30, 2026, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended April 30, 2026, Funds borrowing from the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Core Fixed Income Fund $ 3,375 4.25% $ 71
Core Plus Bond Fund 189 4.35 4
Diversified Income Fund 2,455 4.34 53
Diversified International Fund 99 4.31 2
Equity Income Fund 1,311 4.30 28
Finisterre Emerging Markets Total Return Bond Fund 1,393 4.26 29
Global Emerging Markets Fund 2,783 4.64 64
Global Real Estate Securities Fund 224 4.32 5
Government & High Quality Bond Fund 58 4.26 1
High Yield Fund 3,749 4.29 80
Inflation Protection Fund 271 4.25 6
LargeCap Growth Fund I 1,949 4.35 42
LargeCap S&P 500 Index Fund 4,330 4.28 92
LargeCap Value Fund III 1,517 4.33 33
MidCap Fund 211 4.44 5
MidCap S&P 400 Index Fund 315 4.35 7
MidCap Value Fund I 1,214 4.30 26
Overseas Fund 563 4.32 12
Principal Capital Appreciation Fund 1,653 4.31 35
Real Estate Securities Fund 2,131 4.28 45
Short-Term Income Fund 2,171 4.30 46
SmallCap Fund 696 4.35 15
SmallCap Growth Fund I 1,059 4.29 23
SmallCap S&P 600 Index Fund 633 4.34 14
SmallCap Value Fund II 680 4.32 15
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
California Municipal Fund $ 23 4.50% $ 1
Diversified International Fund 1,487 4.24 31
Global Emerging Markets Fund 815 4.25 17
Global Real Estate Securities Fund 36 4.31 1
Government & High Quality Bond Fund 67 4.32 1
High Yield Fund 7 4.22 —
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00% (prior to April 12, 2026, the applicable margin was 1.00% plus 0.10%). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding borrowing as of April 30, 2026.
During the period ended April 30, 2026, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments , certain of the Funds invest in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Inflation Protection Fund $ 320 4.43% 7
International Equity Fund 4,698 4.26 99
LargeCap Growth Fund I 306 4.23 6
MidCap Fund 21,746 4.34 468
Real Estate Securities Fund 82 4.22 2
SmallCap Fund 1,031 4.26 22
Tax-Exempt Bond Fund 107 4.55 2
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 520 4.79%
Diversified Income Fund 16 4.83
Diversified International Fund 510 4.77
Global Emerging Markets Fund 600 4.83
International Equity Fund 837 4.82
LargeCap Growth Fund I 37 4.83
SAM Balanced Portfolio 2 4.83
SAM Conservative Balanced Portfolio 2 4.83
SAM Conservative Growth Portfolio 47 5.39
SAM Flexible Income Portfolio 4 4.83
Tax-Exempt Bond Fund 43 4.80
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
As of April 30, 2026, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund
Bank of America NA
Credit Default Swaps $ 361 $ — $ 361
$ 361 $ — $ 361 $ (340) $ 21
Bank of New York Mellon
Foreign Currency Contracts 47 (13) 34
$ 47 $ (13) $ 34 $ — $ 34
BNP Paribas
Credit Default Swaps 448 — 448
$ 448 $ — $ 448 $ (420) $ 28
Citigroup Inc
Foreign Currency Contracts 1 (14) (13)
Total Return Swaps 77 (4) 73
Written Credit Default Swaptions — (1) (1)
$ 78 $ (19) $ 59 $ — $ 59
Goldman Sachs & Co
Credit Default Swaps 723 (112) 611
Foreign Currency Contracts 11 — 11
$ 734 $ (112) $ 622 $ (580) $ 42
HSBC Securities Inc
Foreign Currency Contracts 264 (159) 105
Total Return Swaps 311 — 311
$ 575 $ (159) $ 416 $ — $ 416
JPMorgan Chase
Credit Default Swaps 252 — 252
Foreign Currency Contracts 50 (137) (87)
Total Return Swaps 21 (3) 18
Written Credit Default Swaptions — — —
$ 323 $ (1 40 ) $ 183 $ (181) $ 2
Morgan Stanley & Co
Credit Default Swaps 243 (53) 190
Foreign Currency Contracts 1 (2) (1)
$ 244 $ (55) $ 189 $ — $ 189
Total OTC $ 2,810 $ (498) $ 2,312 $ 791
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts 4 (43) (39)
Total Return Swaps 286 (12) 274
$ 290 $ (55) $ 235 $ — $ 235
Goldman Sachs & Co
Credit Default Swaps — (2,359) (2,359)
Foreign Currency Contracts 192 (42) 150
$ 192 $ (2,401) $ (2,209) $ 2,209
$ —
HSBC Securities Inc
Foreign Currency Contracts 1,289 (595) 694
Total Return Swaps 891 — 891
$ 2,180 $ (595) $ 1,585 $ (960) $ 625
JPMorgan Chase
Foreign Currency Contracts 547 (1,634) (1,087)
Total Return Swaps 56 (10) 46
$ 603 $ (1,64 4) $ (1,041) $ 1,041
$ —
Total OTC $ 3,265 $ (4,695) $ (1,430) $ 860
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended April 30, 2026, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of April 30, 2026, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
High Yield Fund
RBC Dominon Securities Corp
Foreign Currency Contracts $ 8 $ (16) $ (8)
$ 8 $ (16) $ (8) $ — $ (8)
Total OTC $ 8 $ (16) $ (8) $ (8)
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits with
Counterparty
Diversified Income Fund $ 750 $ 2,906 $ 3,656
Finisterre Emerging Markets Total Return Bond Fund 9,722 14,540 24,262
Government & High Quality Bond Fund 788 — 788
LargeCap Growth Fund I 6,713 — 6,713
LargeCap S&P 500 Index Fund 4,226 — 4,226
LargeCap Value Fund III 1,908 — 1,908
MidCap S&P 400 Index Fund 365 — 365
MidCap Value Fund I 608 — 608
Overseas Fund 252 — 252
SAM Balanced Portfolio 1,109 — 1,109
SAM Conservative Balanced Portfolio 1,145 — 1,145
SAM Flexible Income Portfolio 2,023 — 2,023
Short-Term Income Fund 1,207 — 1,207
SmallCap Growth Fund I 426 — 426
SmallCap S&P 600 Index Fund 596 — 596
SmallCap Value Fund II 74 — 74
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

As of April 30, 2026, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the year ended April 30, 2026, the average outstanding balances for the liability and weighted average annual interest rates for the Funds'
were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk
ISDA (OTC Derivatives)
Diversified Income Fund $ 1,650
Finisterre Emerging Markets Total Return Bond Fund 960
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 25,921 2.71%
Tax-Exempt Bond Fund 31,724 2.71
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of certain of the Funds. The notional values of the futures contracts will vary in accordance with the changing duration.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions, Imposition, and Duration.  As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions. The imposition of liquidity fees also affects checkwriting and exchanges from the Money Market Fund.
If the Fund’s Board (or the Manager, in accordance with Fund's Board-approved guidelines) determines that a liquidity fee is in the best interests of the fund, the fund must institute a liquidity fee (not to exceed 2% of the value of the shares redeemed). This discretionary liquidity fee will be applied to all fund shares for which redemption requests are submitted. If fund shares are held through a financial intermediary, the fund may rely on that intermediary to assess the fund's discretionary liquidity fees on underlying shareholder accounts.
A discretionary liquidity fee will commence if the Fund's Board (or the Manager, in accordance with Fund's Board-approved guidelines)
determines to impose it (as early as the same day the Fund's Board or the Manager makes the determination) and will remain in place until the
Fund's Board (or the Manager, in accordance with Fund's Board-approved guidelines) determines that imposing the discretionary liquidity fee is no longer in the best interests of the Money Market Fund.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds' CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds' strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds' portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the schedules of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the statements of operations and financial highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments' performance versus the Funds' comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds' single segment. Segment assets are reported on the statements of assets and liabilities as total assets.
Options Contracts. During the period, certain of the Funds wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put)
and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of April 30, 2026, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, the Funds may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S.
government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of April 30, 2026, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Income Fund $ 112 $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2026 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly,
“a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at
www.PrincipalAM.com.
As of April 30, 2026, series of the Fund, Principal Exchange-Traded Funds, Principal Variable Contracts Funds, Inc. and collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager) owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 62.22 % LargeCap S&P 500 Index Fund 64.33%
Equity Income Fund 28.49 LargeCap Value Fund III 78.62
Finisterre Emerging Markets Total Return Bond Fund 58.89 MidCap Fund 1.23
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Global Emerging Markets Fund 91.01 MidCap S&P 400 Index Fund 37.32
Government & High Quality Bond Fund 33.35 Overseas Fund 49.64
Government Money Market Fund 58.15 Principal Capital Appreciation Fund 28.69
High Yield Fund 63.68 Real Estate Securities Fund 14.06
International Equity Fund 88.51 Short-Term Income Fund 46.16
Inflation Protection Fund 86.95 SmallCap Fund 33.67
LargeCap Growth Fund I 17.91 SmallCap S&P 600 Index Fund 43.90
Asset Derivatives April 30, 2026 Liability Derivatives April 30, 2026
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Fixed Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,202
*
Payables, Total distributable earnings (accumulated loss) $ 7,622
*
Core Plus Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 200
*
Payables, Total distributable earnings (accumulated loss) $ 1,662
*
Diversified Income Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,034
*
Payables, Total distributable earnings (accumulated loss) $ 277
*
Foreign Exchange Contracts Receivables $ 374 Payables $ 325
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 833
*
Payables, Total distributable earnings (accumulated loss) $ 252
*
Total $ 3,241 $ 854
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 249
*
Payables, Total distributable earnings (accumulated loss) $ 4,177
*
Foreign Exchange Contracts Receivables $ 2,032 Payables $ 2,314
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,485
*
Payables, Total distributable earnings (accumulated loss) $ 1,376
*
Total $ 4,766 $ 7,867
Government & High Quality Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 983
*
Payables, Total distributable earnings (accumulated loss) $ 162
*
High Yield Fund
Foreign Exchange Contracts Receivables $ 8 Payables $ 16
LargeCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,178
*
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Asset Derivatives April 30, 2026 Liability Derivatives April 30, 2026
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
LargeCap S&P 500 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,287
*
$ —
LargeCap Value Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 199
*
$ —
MidCap S&P 400 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 133
*
$ —
MidCap Value Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 63
*
$ —
Overseas Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 78
*
$ —
SAM Balanced Portfolio
Interest Rate Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 1,889
*
SAM Conservative Balanced Portfolio
Interest Rate Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 1,947
*
SAM Flexible Income Portfolio
Interest Rate Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 3,445
*
Short-Term Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 907
*
Payables, Total distributable earnings (accumulated loss) $ 114
*
SmallCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 20
*
$ —
SmallCap S&P 600 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 342
*
$ —
SmallCap Value Fund II
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1
*
$ —
*Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Fixed Income Fund
Interest Rate Contracts
Futures contracts $ (3,154) $ (2,281)
Core Plus Bond Fund
Credit Contracts
Swap agreements $ 13 $ —
Interest Rate Contracts
Futures contracts $ 94 $ (2,034)
Total $ 107 $ (2,034)
Diversified Income Fund
Credit Contracts
Investment transactions/Investments* $ 10 $ —
Options and swaptions $ 38 $ 5
Swap agreements $ (69) $ (63)
Foreign Exchange Contracts
Foreign currency contracts $ (892) $ (235)
Interest Rate Contracts
Investment transactions/Investments* $ (4) $ 4
Futures contracts $ 177 $ 46
Swap agreements $ 919 $ (333)
Total $ 179 $ (576)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Swap agreements $ (851) $ (1,431)
Foreign Exchange Contracts
Foreign currency contracts $ (2,292) $ (1,044)
Interest Rate Contracts
Futures contracts $ (2,930) $ 398
Swap agreements $ (1,326) $ (496)
Total $ (7,399) $ (2,573)
Government & High Quality Bond Fund
Interest Rate Contracts
Futures contracts $ (35) $ 845
High Yield Fund
Foreign Exchange Contracts
Foreign currency contracts $ (95) $ (130)
Inflation Protection Fund
Credit Contracts
Swap agreements $ 227 $ 37
Foreign Exchange Contracts
Investment transactions/Investments* $ (255) $ 232
Foreign currency contracts $ 30 $ (92)
Options and swaptions $ 96 $ (90)
Interest Rate Contracts
Investment transactions/Investments* $ (40) $ —
Futures contracts $ (75) $ (38)
Options and swaptions $ 164 $ (9)
Swap agreements $ (85) $ (494)
Total $ 62 $ (454)
LargeCap Growth Fund I
Equity Contracts
Futures contracts $ 13 $ 980
LargeCap S&P 500 Index Fund
Equity Contracts
Futures contracts $ 235 $ (5,490)
LargeCap Value Fund III
Equity Contracts
Futures contracts $ 1,053 $ (143)
MidCap S&P 400 Index Fund
Equity Contracts
Futures contracts $ 1,922 $ 123
MidCap Value Fund I
Equity Contracts
Futures contracts $ 425 $ 270
Overseas Fund
Equity Contracts
Futures contracts $ 692 $ 89
SAM Balanced Portfolio
Interest Rate Contracts
Futures contracts $ (409) $ (1,889)
SAM Conservative Balanced Portfolio
Interest Rate Contracts
Futures contracts $ (434) $ (1,947)
SAM Flexible Income Portfolio
Interest Rate Contracts
Futures contracts $ (761) $ (3,445)
Short-Term Income Fund
Interest Rate Contracts
Futures contracts $ (216) $ 791
SmallCap Growth Fund I
Equity Contracts
Futures contracts $ 160 $ 43
SmallCap S&P 600 Index Fund
Equity Contracts
Futures contracts $ 1,560 $ (27)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type (for the quarter ends that such instruments were held) for the period ended April 30, 2026 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
SmallCap Value Fund II
Equity Contracts
Futures contracts $ (37) $ (20)
*Investment transactions includes purchased options and/or purchased swaptions .
                    Contract Type Derivative Type Average Notional
Core Fixed Income Fund
Interest Rate Contracts
Futures - Long $ 836,129
Futures - Short 46,870
Core Plus Bond Fund
Interest Rate Contracts
Futures - Long 102,52 1
Futures - Short 12,110
Diversified Income Fund
Credit Contracts
Credit Default Swaps - Buy Protection 10,664
Credit Default Swaps - Sell Protection 21,734
Exchange Cleared Credit Default Swaps - Buy Protection 32,747
Purchased Credit Default Swaptions 3,945
Written Credit Default Swaptions 8,912
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 25,205
Foreign Currency Contracts - Contracts to Deliver 58,070
Interest Rate Contracts
Futures - Long 40,417
Futures - Short 34,452
Purchased Options 125
Total Return Swaps - Pay Positive Return 6
Total Return Swaps - Receive Positive Return 5,746
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Credit Default Swaps - Buy Protection 107,850
Exchange Cleared Credit Default Swaps - Buy Protection 117,744
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 157,624
Foreign Currency Contracts - Contracts to Deliver 215,961
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 233,975
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 114,066
Futures - Long 68,664
Futures - Short 23,180
Total Return Swaps - Receive Positive Return 16,516
Government & High Quality Bond Fund
Interest Rate Contracts
Futures - Long 5,657
Futures - Short 80,058
High Yield Fund
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 1,794
Foreign Currency Contracts - Contracts to Deliver 20,387
Inflation Protection Fund
Credit Contracts
Exchange Cleared Credit Default Swaps - Sell Protection 24,817
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 45,072
Foreign Currency Contracts - Contracts to Deliver 60,000
Purchased Options 75,688
Written Options 57,426
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
                    Contract Type Derivative Type Average Notional
Inflation Protection Fund (continued)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 1,715,669
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 446,353
Futures - Long 305,063
Futures - Short 156,354
Purchased Interest Rate Swaptions 49,674
Purchased Options 4,068
Written Interest Rate Swaptions 219,401
Written Options 4,068
LargeCap Growth Fund I
Equity Contracts
Futures - Long 43,378
LargeCap S&P 500 Index Fund
Equity Contracts
Futures - Long 199,182
LargeCap Value Fund III
Equity Contracts
Futures - Long 27,329
MidCap S&P 400 Index Fund
Equity Contracts
Futures - Long 20,296
MidCap Value Fund I
Equity Contracts
Futures - Long 8,543
Overseas Fund
Equity Contracts
Futures - Long 7,672
SAM Balanced Portfolio
Interest Rate Contracts
Futures - Long 71,824
SAM Conservative Balanced Portfolio
Interest Rate Contracts
Futures - Long 74,320
SAM Flexible Income Portfolio
Interest Rate Contracts
Futures - Long 132,621
Short-Term Income Fund
Interest Rate Contracts
Futures - Long 68,753
Futures - Short 57,908
SmallCap Growth Fund I
Equity Contracts
Futures - Long 2,366
SmallCap S&P 600 Index Fund
Equity Contracts
Futures - Long 20,440
SmallCap Value Fund II
Equity Contracts
Futures - Long 3,766
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Common Stocks
Industrial $ — $ — $ 90 $ 90
Investment Companies* 52 — — 52
Municipal Bonds* — 703,584 — 703,584
Total investments in securities $ 52 $ 703,584 $ 90 $ 703,726
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund
Bonds* $ — $ 6,125,084 $ — $ 6,125,084
Common Stocks
Industrial — — 6,688 6,688
Investment Companies* 128,242 — — 128,242
U.S. Government & Government Agency Obligations* — 4,103,802 — 4,103,802
Total investments in securities $ 128,242 $ 10,228,886 $ 6,688 $ 10,363,816
Derivative Assets
Interest Rate Contracts
Futures** 2,202 — — 2,202
Derivative Liabilities
Interest Rate Contracts
Futures** (7,622) — — (7,622)
Core Plus Bond Fund
Bonds* — 307,736 — 307,736
Common Stocks
Consumer, Cyclical — — — —
Energy — — 16 16
Investment Companies* 55,793 — — 55,793
Senior Floating Rate Interests* — 12,329 — 12,329
U.S. Government & Government Agency Obligations* — 132,782 — 132,782
Total investments in securities $ 55,793 $ 452,847 $ 16 $ 508,656
Derivative Assets
Interest Rate Contracts
Futures** 200 — — 200
Derivative Liabilities
Interest Rate Contracts
Futures** (1,662) — — (1,662)
Diversified Income Fund
Bonds* — 1,603,436 23,442 1,626,878
Common Stocks
Basic Materials — — 19,912 19,912
Communications — 118 — 118
Consumer, Non-cyclical — — 334 334
Industrial — 60 — 60
Technology — 8 — 8
Convertible Bonds* — 1,776 — 1,776
Investment Companies* 181,525 — — 181,525
Preferred Stocks* 33,971 — — 33,971
Repurchase Agreements — 11,700 — 11,700
Senior Floating Rate Interests* — 154,142 396 154,538
U.S. Government & Government Agency Obligations* — 191,501 — 191,501
Total investments in securities $ 215,496 $ 1,962,741 $ 44,084 $ 2,222,321
Short Sales
U.S. Government & Government Agency Obligations* — (4,328) — (4,328)
Total Short Sales $ — $ (4,328) $ — $ (4,328)
Derivative Assets
Credit Contracts
Credit Default Swaps — 2,02 7 — 2,02 7
Exchange Cleared Credit Default Swaps** — 7 — 7
Foreign Exchange Contracts
Foreign Currency Contracts — 374 — 374
Interest Rate Contracts
Futures** 424 — — 424
Total Return Swaps — 40 9 — 40 9
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (165) — (165)
Exchange Cleared Credit Default Swaps** — (111) — (111)
Written Credit Default Swaptions — (1) — (1)
Foreign Exchange Contracts
Foreign Currency Contracts — (325) — (325)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Income Fund (continued)
Interest Rate Contracts
Futures** $ (245) $ — $ — $ (245)
Total Return Swaps — (7) — (7)
Diversified International Fund
Common Stocks
Basic Materials 49,488 14,293 — 63,781
Communications 14,796 57,034 — 71,830
Consumer, Cyclical 6,405 120,046 — 126,451
Consumer, Non-cyclical 22,576 123,878 — 146,454
Energy 36,120 21,810 — 57,930
Financial 33,269 182,316 — 215,585
Industrial 11,618 118,445 — 130,063
Technology 9,976 173,113 — 183,089
Investment Companies* 36,344 — — 36,344
Preferred Stocks* 266 — — 266
Total investments in securities $ 220,858 $ 810,935 $ — $ 1,031,793
Equity Income Fund
Common Stocks* 8,077,685 — — 8,077,685
Investment Companies* 53,152 — — 53,152
Total investments in securities $ 8,130,837 $ — $ — $ 8,130,837
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 843,578 1,967 845,545
Convertible Bonds* — 5,435 — 5,435
Investment Companies* 149,315 — — 149,315
Total investments in securities $ 149,315 $ 849,013 $ 1,967 $ 1,000,295
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 249 — 249
Foreign Exchange Contracts
Foreign Currency Contracts — 2,032 — 2,032
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 1,252 — 1,252
Total Return Swaps — 1,233 — 1,233
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (2,359) — (2,359)
Exchange Cleared Credit Default Swaps** — (1,818) — (1,818)
Foreign Exchange Contracts
Foreign Currency Contracts — (2,314) — (2,314)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,354) — (1,354)
Total Return Swaps — (22) — (22)
Global Emerging Markets Fund
Common Stocks
Basic Materials 210,503 57,752 — 268,255
Communications 164,633 801,099 — 965,732
Consumer, Cyclical 96,804 581,414 — 678,218
Consumer, Non-cyclical 175,536 380,281 — 555,817
Energy 73,623 178,941 — 252,564
Financial 381,103 1,363,392 — 1,744,495
Industrial 65,676 549,596 — 615,272
Technology 105,436 2,365,699 — 2,471,135
Utilities — 13,699 — 13,699
Convertible Preferred Stocks
Industrial — — 14,710 14,710
Investment Companies* 11,929 — — 11,929
Preferred Stocks* 132,574 — — 132,574
Total investments in securities $ 1,417,817 $ 6,291,873 $ 14,710 $ 7,724,400
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Real Estate Securities Fund
Common Stocks
Communications $ — $ 17,135 $ — $ 17,135
Consumer, Cyclical 17,094 — — 17,094
Consumer, Non-cyclical 8,430 — — 8,430
Financial 1,093,526 551,779 — 1,645,305
Industrial — 11,217 — 11,217
Investment Companies* 11,203 — — 11,203
Total investments in securities $ 1,130,253 $ 580,131 $ — $ 1,710,384
Government & High Quality Bond Fund
Bonds* — 93,996 — 93,996
Investment Companies* 7,789 — — 7,789
U.S. Government & Government Agency Obligations* — 514,944 — 514,944
Total investments in securities $ 7,789 $ 608,940 $ — $ 616,729
Derivative Assets
Interest Rate Contracts
Futures** 983 — — 983
Derivative Liabilities
Interest Rate Contracts
Futures** (162) — — (162)
Government Money Market Fund
Bonds* — 2,536,084 — 2,536,084
Investment Companies* 261,750 — — 261,750
Repurchase Agreements — 1,250,000 — 1,250,000
U.S. Government & Government Agency Obligations* — 363,107 — 363,107
Total investments in securities $ 261,750 $ 4,149,191 $ — $ 4,410,941
High Yield Fund
Bonds* — 5,869,638 5,000 5,874,638
Common Stocks
Basic Materials — — 190 190
Consumer, Cyclical — — — —
Consumer, Non-cyclical — — 283 283
Energy — — 617 617
Utilities — — — —
Convertible Bonds* — — — —
Investment Companies* 80,747 — — 80,747
Senior Floating Rate Interests* — 318,138 316 318,454
Total investments in securities $ 80,747 $ 6,187,776 $ 6,406 $ 6,274,929
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 8 — 8
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (16) — (16)
Inflation Protection Fund
Bonds* — 9 — 9
Investment Companies* 36,726 — — 36,726
U.S. Government & Government Agency Obligations* — 2,138,979 — 2,138,979
Total investments in securities $ 36,726 $ 2,138,988 $ — $ 2,175,714
International Equity Fund
Common Stocks
Basic Materials 386,353 — — 386,353
Communications 88,049 381,764 — 469,813
Consumer, Cyclical — 1,019,825 — 1,019,825
Consumer, Non-cyclical 134,946 741,545 — 876,491
Energy 282,969 124,328 — 407,297
Financial 110,663 1,492,868 — 1,603,531
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Fund (continued)
Common Stocks (continued)
Industrial $ 39,963 $ 513,929 $ — $ 553,892
Technology 378,646 907,740 — 1,286,386
Investment Companies* 11,530 — — 11,530
Total investments in securities $ 1,433,119 $ 5,181,999 $ — $ 6,615,118
LargeCap Growth Fund I
Common Stocks
Basic Materials 5,126 — — 5,126
Communications 1,274,147 — — 1,274,147
Consumer, Cyclical 210,307 — — 210,307
Consumer, Non-cyclical 641,699 — — 641,699
Energy 43,445 — — 43,445
Financial 331,095 — — 331,095
Industrial 729,052 — — 729,052
Technology 2,761,281 — 7,190 2,768,471
Utilities 10,944 — — 10,944
Convertible Preferred Stocks
Basic Materials — — 1,126 1,126
Consumer, Cyclical — — 8,229 8,229
Technology — — 6,841 6,841
Investment Companies* 163,412 — — 163,412
Total investments in securities $ 6,170,508 $ — $ 23,386 $ 6,193,894
Derivative Assets
Equity Contracts
Futures** 1,178 — — 1,178
LargeCap S&P 500 Index Fund
Common Stocks* 12,999,144 — — 12,999,144
Investment Companies* 118,814 — — 118,814
Total investments in securities $ 13,117,958 $ — $ — $ 13,117,958
Derivative Assets
Equity Contracts
Futures** 1,287 — — 1,287
LargeCap Value Fund III
Common Stocks* 2,006,591 — — 2,006,591
Investment Companies* 246,431 — — 246,431
Total investments in securities $ 2,253,022 $ — $ — $ 2,253,022
Derivative Assets
Equity Contracts
Futures** 199 — — 199
MidCap Fund
Common Stocks
Basic Materials 394,616 — — 394,616
Consumer, Cyclical 6,438,375 — — 6,438,375
Consumer, Non-cyclical 1,334,059 — — 1,334,059
Financial 7,115,051 — — 7,115,051
Industrial 5,542,484 — — 5,542,484
Technology 3,471,580 — — 3,471,580
Utilities 904,710 — — 904,710
Investment Companies* 4,261 — — 4,261
Total investments in securities $ 25,205,136 $ — $ — $ 25,205,136
MidCap S&P 400 Index Fund
Common Stocks* 1,308,340 — — 1,308,340
Investment Companies* 27,800 — — 27,800
Total investments in securities $ 1,336,140 $ — $ — $ 1,336,140
Derivative Assets
Equity Contracts
Futures** 133 — — 133
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Value Fund I
Common Stocks* $ 2,339,539 $ — $ — $ 2,339,539
Investment Companies* 77,334 — — 77,334
Total investments in securities $ 2,416,873 $ — $ — $ 2,416,873
Derivative Assets
Equity Contracts
Futures** 63 — — 63
Money Market Fund
Bonds* — 57,973 — 57,973
Commercial Paper — 749,342 — 749,342
Investment Companies* 39,960 — — 39,960
Municipal Bonds* — 26,935 — 26,935
Repurchase Agreements — 180,000 — 180,000
Total investments in securities $ 39,960 $ 1,014,250 $ — $ 1,054,210
Overseas Fund
Common Stocks
Basic Materials 8,043 55,180 — 63,223
Communications — 64,708 — 64,708
Consumer, Cyclical 15,253 109,458 — 124,711
Consumer, Non-cyclical 247 240,231 — 240,478
Diversified — 69 — 69
Energy 15,790 79,081 — 94,871
Financial 29,571 451,459 — 481,030
Industrial 62,216 336,272 — 398,488
Technology — 136,070 — 136,070
Utilities — 111,291 — 111,291
Investment Companies* 48,935 — — 48,935
Preferred Stocks
Consumer, Cyclical — 10,823 — 10,823
Consumer, Non-cyclical — 110 — 110
Total investments in securities $ 180,055 $ 1,594,752 $ — $ 1,774,807
Derivative Assets
Equity Contracts
Futures** 78 — — 78
Principal Capital Appreciation Fund
Common Stocks* 5,018,441 — — 5,018,441
Investment Companies* 136,343 — — 136,343
Total investments in securities $ 5,154,784 $ — $ — $ 5,154,784
Principal LifeTime 2015 Fund
Investment Companies* 171,944 — — 171,944
Total investments in securities $ 171,944 $ — $ — $ 171,944
Principal LifeTime 2020 Fund
Investment Companies* 1,790,067 — — 1,790,067
Total investments in securities $ 1,790,067 $ — $ — $ 1,790,067
Principal LifeTime 2025 Fund
Investment Companies* 1,143,905 — — 1,143,905
Total investments in securities $ 1,143,905 $ — $ — $ 1,143,905
Principal LifeTime 2030 Fund
Investment Companies* 4,735,617 — — 4,735,617
Total investments in securities $ 4,735,617 $ — $ — $ 4,735,617
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2035 Fund
Investment Companies* $ 1,844,672 $ — $ — $ 1,844,672
Total investments in securities $ 1,844,672 $ — $ — $ 1,844,672
Principal LifeTime 2040 Fund
Investment Companies* 4,460,351 — — 4,460,351
Total investments in securities $ 4,460,351 $ — $ — $ 4,460,351
Principal LifeTime 2045 Fund
Investment Companies* 1,616,438 — — 1,616,438
Total investments in securities $ 1,616,438 $ — $ — $ 1,616,438
Principal LifeTime 2050 Fund
Investment Companies* 3,216,325 — — 3,216,325
Total investments in securities $ 3,216,325 $ — $ — $ 3,216,325
Principal LifeTime 2055 Fund
Investment Companies* 1,148,336 — — 1,148,336
Total investments in securities $ 1,148,336 $ — $ — $ 1,148,336
Principal LifeTime 2060 Fund
Investment Companies* 1,161,101 — — 1,161,101
Total investments in securities $ 1,161,101 $ — $ — $ 1,161,101
Principal LifeTime 2065 Fund
Investment Companies* 286,587 — — 286,587
Total investments in securities $ 286,587 $ — $ — $ 286,587
Principal LifeTime 2070 Fund
Investment Companies* 109,914 — — 109,914
Total investments in securities $ 109,914 $ — $ — $ 109,914
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 526,353 — — 526,353
Total investments in securities $ 526,353 $ — $ — $ 526,353
Principal LifeTime Hybrid 2020 Fund
Investment Companies* 670,203 — — 670,203
Total investments in securities $ 670,203 $ — $ — $ 670,203
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 1,230,997 — — 1,230,997
Total investments in securities $ 1,230,997 $ — $ — $ 1,230,997
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 1,642,071 — — 1,642,071
Total investments in securities $ 1,642,071 $ — $ — $ 1,642,071
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 1,159,614 — — 1,159,614
Total investments in securities $ 1,159,614 $ — $ — $ 1,159,614
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 1,431,730 — — 1,431,730
Total investments in securities $ 1,431,730 $ — $ — $ 1,431,730
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2045 Fund
Investment Companies* $ 746,132 $ — $ — $ 746,132
Total investments in securities $ 746,132 $ — $ — $ 746,132
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 698,500 — — 698,500
Total investments in securities $ 698,500 $ — $ — $ 698,500
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 457,388 — — 457,388
Total investments in securities $ 457,388 $ — $ — $ 457,388
Principal LifeTime Hybrid 2060 Fund
Investment Companies* 261,582 — — 261,582
Total investments in securities $ 261,582 $ — $ — $ 261,582
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 102,549 — — 102,549
Total investments in securities $ 102,549 $ — $ — $ 102,549
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 17,288 — — 17,288
Total investments in securities $ 17,288 $ — $ — $ 17,288
Principal LifeTime Hybrid Income Fund
Investment Companies* 205,707 — — 205,707
Total investments in securities $ 205,707 $ — $ — $ 205,707
Principal LifeTime Strategic Income Fund
Investment Companies* 666,846 — — 666,846
Total investments in securities $ 666,846 $ — $ — $ 666,846
Real Estate Securities Fund
Common Stocks* 6,714,710 — — 6,714,710
Investment Companies* 30,826 — — 30,826
Total investments in securities $ 6,745,536 $ — $ — $ 6,745,536
SAM Balanced Portfolio
Investment Companies* 4,846,455 — — 4,846,455
Total investments in securities $ 4,846,455 $ — $ — $ 4,846,455
Derivative Liabilities
Interest Rate Contracts
Futures** (1,889) — — (1,889)
SAM Conservative Balanced Portfolio
Investment Companies* 1,861,264 — — 1,861,264
Total investments in securities $ 1,861,264 $ — $ — $ 1,861,264
Derivative Liabilities
Interest Rate Contracts
Futures** (1,947) — — (1,947)
SAM Conservative Growth Portfolio
Investment Companies* 3,476,758 — — 3,476,758
Total investments in securities $ 3,476,758 $ — $ — $ 3,476,758
SAM Flexible Income Portfolio
Investment Companies* 2,169,869 — — 2,169,869
Total investments in securities $ 2,169,869 $ — $ — $ 2,169,869
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Flexible Income Portfolio (continued)
Derivative Liabilities
Interest Rate Contracts
Futures** $ (3,445) $ — $ — $ (3,445)
SAM Strategic Growth Portfolio
Investment Companies* 2,562,954 — — 2,562,954
Total investments in securities $ 2,562,954 $ — $ — $ 2,562,954
Short-Term Income Fund
Bonds* — 3,019,238 — 3,019,238
Investment Companies* 64,872 — — 64,872
U.S. Government & Government Agency Obligations* — 316,970 — 316,970
Total investments in securities $ 64,872 $ 3,336,208 $ — $ 3,401,080
Derivative Assets
Interest Rate Contracts
Futures** 907 — — 907
Derivative Liabilities
Interest Rate Contracts
Futures** (114) — — (114)
SmallCap Fund
Common Stocks* 2,066,257 — — 2,066,257
Investment Companies* 33,699 — — 33,699
Total investments in securities $ 2,099,956 $ — $ — $ 2,099,956
SmallCap Growth Fund I
Common Stocks
Basic Materials 49,370 — — 49,370
Communications 78,576 — — 78,576
Consumer, Cyclical 223,755 — — 223,755
Consumer, Non-cyclical 564,206 11 2 564,219
Energy 90,665 — — 90,665
Financial 201,280 — — 201,280
Industrial 727,947 — — 727,947
Technology 342,295 — — 342,295
Utilities 6,686 — — 6,686
Investment Companies* 96,064 — — 96,064
Total investments in securities $ 2,380,844 $ 11 $ 2 $ 2,380,857
Derivative Assets
Equity Contracts
Futures** 20 — — 20
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 53,803 — — 53,803
Communications 80,974 — — 80,974
Consumer, Cyclical 185,804 398 — 186,202
Consumer, Non-cyclical 226,500 — — 226,500
Energy 85,762 — — 85,762
Financial 313,944 — — 313,944
Industrial 228,641 — — 228,641
Technology 115,597 — — 115,597
Utilities 28,792 — — 28,792
Investment Companies* 18,986 — — 18,986
Total investments in securities $ 1,338,803 $ 398 $ — $ 1,339,201
Derivative Assets
Equity Contracts
Futures** 342 — — 342
SmallCap Value Fund II
Common Stocks
Basic Materials 78,429 — — 78,429
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
* Unobservable inputs were weighted by the relative fair value of the instruments
(a)
During the period, the valuation methodology changed. Previously, the security was valued using a Comparable Company Methodology driven by EBITDA Multiples. Current valuation is based on a broker quote.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II (continued)
Common Stocks (continued)
Communications $ 15,985 $ — $ — $ 15,985
Consumer, Cyclical 177,095 — — 177,095
Consumer, Non-cyclical 142,485 6 — 142,491
Energy 119,560 — — 119,560
Financial 355,047 — — 355,047
Government 46 — — 46
Industrial 217,394 — — 217,394
Technology 35,577 — — 35,577
Utilities 61,809 — — 61,809
Investment Companies* 50,973 — — 50,973
Total investments in securities $ 1,254,400 $ 6 $ — $ 1,254,406
Derivative Assets
Equity Contracts
Futures** 1 — — 1
Tax-Exempt Bond Fund
Common Stocks
Industrial — — 56 56
Investment Companies* 2,329 — — 2,329
Municipal Bonds* — 533,122 — 533,122
Total investments in securities $ 2,329 $ 533,122 $ 56 $ 535,507
Fund Asset Type
Fair Value as
of April 30,
2026 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
valuation if
input had
increased
Diversified Income Fund
Bonds $ 23,442 Discounted Cash Flows Yield to Maturity 11.7-26.4%(19.1%) Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
Common Stocks 19,673 Comparable Company Methodology EBITDA Multiples 4.3 – 7.1x (4.9x) Increase
239 Cash Payout Methodology Discount Rate 50.0 - 100.0%(75.0%) Decrease
334 Market Quotations Broker Quote
(a)
.01-.07($0.07) Increase
Senior Floating Rate Interests 396
Yield Premium Methodology/Liquidation
Methodology
Yield to Maturity 24.0 – 46.1% (35.0%)
Increase
—
Comparable Company Methodology/Recovery
Methodology
EBITDA Multiples 5.8x
Increase
Total $ 44,084
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds and
Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Fund
Value as
of October
31, 2025
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
April 30,
2026
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
April 30, 2026
Diversified Income Fund
Bonds $ 28,040 $ — $ (4,598) $ — $ — $ — $ — $ 23,442 $ (4,765)
Common Stock 52,221 997 (29,796) — (3,176) — — 20,246 (29,796)
Senior Floating Rate Interests 13,754 (14,561) 310 2,099 (1,206) — — 396 403
Total
$ 94,015 $ (13,564) $ (34,084) $2,099 $ (4,382) $ — $ — $ 44,084 $ (34,158)
Net Assets of Fund
First $500
million
Next $500
million
Next $500
Million
Over $1.5
billion
California Municipal Fund .40% .38% .36% .35%
Finisterre Emerging Markets Total Return Bond Fund
.75 .74 .73 .72
Government & High Quality Bond Fund .49 .47 .45 .44
Tax-Exempt Bond Fund .40 .38 .36 .35
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Net Assets of Fund
First $500
million
Next $500
Million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.42% .40% .38% .37% .36% .35%
Diversified Income Fund
.69 .67 .65 .64 .63 .62
Global Emerging Markets Fund
.99 .97 .95 .94 .93 .92
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
Inflation Protection Fund (Prior to March 1, 2026)
.40 .38 .36 .35 .34 .33
International Equity Fund
.65 .63 .61 .60 .59 .58
LargeCap Value Fund III
.73 .71 .69 .67 .66 .65
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund
.90 .88 .86 .85 .84 .83
Short-Term Income Fund
.38 .36 .35 .33 .32 .31
SmallCap Fund
.75 .73 .71 .70 .69 .68
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II
.89 .87 .85 .84 .83 .82
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Core Fixed Income Fund
.39% .37% .35% .34% .33% .32% .31%
Diversified International Fund
.80 .78 .76 .75 .73 .70 .69
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
billion
Next $3
billion
Next $2
billion
Next $3
billion
Over $15
billion
Equity Income Fund
.60% .55% .50% .49% .48% .46% .44%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I
.66% .64% .62% .61% .60% .59% .58%
Net Assets of Fund
First $1.5
billion
Next $500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Next $5
billion
Next $5
billion
Over $35
billion
MidCap Fund
(Effective January 1,
2026)
.63% .60% .59% .58% .57% .56% .55% .53% .51% .50% .49%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Over $25
billion
MidCap Fund (Prior to January
1, 2026)
.65% .63% .61% .60% .59% .58% .57% .56% .55% .53% .51%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Real Estate Securities Fund
.85% .83% .81% .80% .79% .78% .77% .76% .75%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

In addition to the management fee, R-3 and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25% and .25% and the annual rates for the administrative service fee are .07% and .01% for R-3 and R-5, respectively. Class A, Class C, Institutional, and R-6 shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
High Yield Fund .51% .49% .47%
Inflation Protection Fund (Effective March 1,2026)
.10 .09 .08
LargeCap S&P 500 Index Fund
.11 .09 .05
MidCap S&P 400 Index Fund
.15 .12 .10
SmallCap S&P 600 Index Fund
.15 .12 .10
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
Period from November 1, 202 5 through April 3 0, 2026
Class A Class J Institutional Expiration
California Municipal Fund N/A N/A .46% February 28, 2027
Core Fixed Income Fund N/A N/A .43 February 28, 2027
Core Plus Bond Fund .80% N/A .48 February 28, 2027
Diversified Income Fund N/A N/A .68 February 28, 2027
Diversified International Fund N/A N/A .85 February 28, 2027
Equity Income Fund N/A N/A .52 February 28, 2027
Finisterre Emerging Markets Total Return Bond Fund N/A N/A .85 February 28, 2027
Global Emerging Markets Fund 1.45 1.30% 1.10 February 28, 2027
Global Real Estate Securities Fund N/A N/A .94 February 28, 2027
Government & High Quality Bond Fund N/A N/A .53 February 28, 2027
Government Money Market Fund N/A N/A .20 February 28, 2027
High Yield Fund N/A N/A .60 February 28, 2027
International Equity Fund N/A N/A .79 February 28, 2027
MidCap Value Fund I
N/A
N/A
.69
February 28, 2027
Money Market Fund
.50
N/A
N/A
February 28, 2027
Overseas Fund N/A N/A
.91
February 28, 2027
Principal LifeTime 2040 Fund .38 N/A
N/A
February 28, 2026
Principal LifeTime 2050 Fund .38 N/A
N/A
February 28, 2027
Principal LifeTime 2060 Fund N/A .38
N/A
February 28, 2027
Principal LifeTime 2070 Fund N/A .30
.05
February 28, 2027
Principal LifeTime Hybrid 2015 Fund
N/A N/A .05
February 28, 2027
Principal LifeTime Hybrid 2020 Fund
N/A N/A .05
February 28, 2027
Principal LifeTime Hybrid 2025 Fund N/A N/A .05 February 28, 2027
Principal LifeTime Hybrid 2030 Fund N/A N/A .05 February 28, 2027
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

* Contractual expense limit expired February 28, 2026.
In addition, the Manager has contractually agreed to limit R-6 other expenses and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Period from November 1, 2025 through April 30, 2026
Class A Class J Institutional Expiration
Principal LifeTime Hybrid 2035 Fund N/A N/A .05 February 28, 2027
Principal LifeTime Hybrid 2040 Fund N/A N/A .05 February 28, 2027
Principal LifeTime Hybrid 2045 Fund N/A N/A .05 February 28, 2027
Principal LifeTime Hybrid 2050 Fund N/A N/A .05 February 28, 2027
Principal LifeTime Hybrid 2055 Fund N/A .30* .05 February 28, 2027
Principal LifeTime Hybrid 2060 Fund N/A .30 .05 February 28, 2027
Principal LifeTime Hybrid 2065 Fund N/A .30 .05 February 28, 2027
Principal LifeTime Hybrid 2070 Fund N/A .30 .05 February 28, 2027
Principal LifeTime Hybrid Income Fund N/A N/A .05 February 28, 2027
Principal LifeTime Strategic Income Fund .38 N/A 0.00 February 28, 2027
Real Estate Securities Fund N/A N/A .86 February 28, 2027
SmallCap Fund
N/A
N/A
.85
February 28, 2027
SmallCap S&P 600 Index Fund N/A N/A
.21
February 28, 2027
SmallCap Value Fund II N/A N/A
.93
February 28, 2027
Tax-Exempt Bond Fund N/A
N/A .45
February 28, 2027
Period from November 1, 2025 through April 30, 2026
R-3 R-5 Expiration
Government & High Quality Bond Fund .98% .67% February 28, 2027
Principal LifeTime 2070 Fund .62 .31 February 28, 2027
Period from November 1, 202 5 through April 3 0 , 202 6
R-6 Expiration
Diversified Income Fund .02%
February 28, 2027
Diversified International Fund .04
February 28, 2027
Global Emerging Markets Fund .04
February 28, 2026
Government Money Market Fund .00 February 28, 2027
International Equity Fund .04
February 28, 2026
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2027
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2027
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2027
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2027
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2027
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2027
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2027
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2027
Principal LifeTime Hybrid 2070 Fund .02
February 28, 2027
Principal LifeTime Hybrid Income Fund .02
February 28, 2027
SmallCap Fund .02
February 28, 2026
SmallCap Growth Fund I .01
February 28, 2027
SmallCap Value Fund II .02
February 28, 2027
Expiration
LargeCap Growth Fund I .016%
February 28, 2027
LargeCap Value Fund III .020
February 28, 2027
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through February
28, 2027. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
The Manager has agreed contractually to reduce LargeCap Value Fund III’s management fees in an amount equal to the fund’s acquired fund fees and expenses represented by the fund’s investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy through February 28, 2027.
Distribution Fees. The Class A, Class C, Class J, and R-3 shares of the Funds bear distribution fees, except for Class A shares of Money Market
Fund, which are not subject to distribution fees. Distribution fees represent the Funds’ selling expenses. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the
Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, and .25% for Class A, Class C, Class J, and R-3 classes of shares, respectively, except the following classes of shares:
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2027.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager primarily based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 18 months of purchase (12 months of purchase for the California Municipal Fund, Short-Term Income Fund,
and Tax Exempt Bond Fund) that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund, Government & High Quality Bond
Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Diversified Income Fund, High Yield Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and
Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2026, were as follows (amounts in thousands):
Expiration
MidCap Value Fund I .020 February 28, 2027
Overseas Fund .020 February 28, 2027
SmallCap Growth Fund I .020 February 28, 2027
SmallCap Value Fund II .020 February 28, 2027
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
Class A Class C Class J
California Municipal Fund $ 20 $ — $ N/A
Core Fixed Income Fund 8 N/A 2
Core Plus Bond Fund 6 N/A 1
Diversified Income Fund 28 2 N/A
Diversified International Fund 41 N/A 2
Equity Income Fund 71 3 —
Global Emerging Markets Fund 22 N/A 2
Global Real Estate Securities Fund 3 N/A N/A
Government & High Quality Bond Fund 6 N/A —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At April 30, 2026, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal
Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Class A Class C Class J
High Yield Fund $ 16 $ 2 $ N/A
Inflation Protection Fund N/A N/A 1
LargeCap Growth Fund I 48 N/A 6
LargeCap S&P 500 Index Fund 119 N/A 49
LargeCap Value Fund III N/A N/A 3
MidCap Fund 98 3 4
MidCap S&P 400 Index Fund N/A N/A 3
MidCap Value Fund I 20 N/A 1
Money Market Fund 2 N/A 40
Principal Capital Appreciation Fund 82 N/A N/A
Principal LifeTime 2020 Fund 8 N/A 2
Principal LifeTime 2030 Fund 61 N/A 4
Principal LifeTime 2040 Fund 98 N/A 6
Principal LifeTime 2050 Fund 154 N/A 3
Principal LifeTime Hybrid 2015 Fund N/A N/A 91
Principal LifeTime Hybrid 2020 Fund N/A N/A 15
Principal LifeTime Hybrid 2025 Fund N/A N/A 135
Principal LifeTime Hybrid 2030 Fund N/A N/A 226
Principal LifeTime Hybrid 2035 Fund N/A N/A 100
Principal LifeTime Hybrid 2040 Fund N/A N/A 187
Principal LifeTime Hybrid 2045 Fund N/A N/A 62
Principal LifeTime Hybrid 2050 Fund N/A N/A 50
Principal LifeTime Hybrid 2055 Fund N/A N/A 38
Principal LifeTime Hybrid 2060 Fund N/A N/A 25
Principal LifeTime Hybrid 2065 Fund N/A N/A 14
Principal LifeTime Hybrid 2070 Fund N/A N/A 1
Principal LifeTime Hybrid Income Fund N/A N/A 19
Principal LifeTime Strategic Income Fund 4 N/A 6
Real Estate Securities Fund 10 — 1
SAM Balanced Portfolio 223 5 114
SAM Conservative Balanced Portfolio 75 2 50
SAM Conservative Growth Portfolio 213 4 84
SAM Flexible Income Portfolio 65 2 14
SAM Strategic Growth Portfolio 215 8 50
Short-Term Income Fund 96 1 5
SmallCap Fund 33 N/A —
SmallCap Growth Fund I N/A N/A 1
SmallCap S&P 600 Index Fund N/A N/A 2
SmallCap Value Fund II N/A N/A —
Tax-Exempt Bond Fund 5 — N/A
Institutional R-6
Core Fixed Income Fund 108 229,810
Core Plus Bond Fund 280 N/A
Diversified Income Fund – 688
Diversified International Fund 190 941
Equity Income Fund 42,048 N/A
Global Emerging Markets Fund 120 114,803
Global Real Estate Securities Fund 482 6,820
Government & High Quality Bond Fund 37 N/A
Government Money Market Fund 868,811 552,106
High Yield Fund 488 449,373
Inflation Protection Fund 156,900 N/A
International Equity Fund 552 40,510
LargeCap Growth Fund I 5 195,349
LargeCap S&P 500 Index Fund 984 N/A
LargeCap Value Fund III 16,918 N/A
MidCap Fund 611 –
MidCap Value Fund I – 65,999
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Affiliated Brokerage Commissions. With respect to Diversified Income Fund, $3,000 of brokerage commission was paid to SAMI Brokerage
LLC, a member of the Spectrum Asset Management. The other Funds did not pay brokerage commissions to any member of the Principal
Financial Group during the period ended April 30, 2026 .
6. Investment Transactions
For the period ended April 30, 2026, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Institutional R-6
Overseas Fund 48,059 N/A
Principal Capital Appreciation Fund 8,429 N/A
Principal LifeTime 2015 Fund 15,836 N/A
Principal LifeTime 2020 Fund 68,144 N/A
Principal LifeTime 2025 Fund 77,375 N/A
Principal LifeTime 2030 Fund 189,944 N/A
Principal LifeTime 2035 Fund 102,240 N/A
Principal LifeTime 2040 Fund 154,567 N/A
Principal LifeTime 2045 Fund 74,737 N/A
Principal LifeTime 2050 Fund 111,328 N/A
Principal LifeTime 2055 Fund 44,989 N/A
Principal LifeTime 2060 Fund 45,119 N/A
Principal LifeTime 2065 Fund 13,751 N/A
Principal LifeTime 2070 Fund 6,177 N/A
Principal LifeTime Hybrid 2030 Fund 70 –
Principal LifeTime Hybrid 2040 Fund 36 –
Principal LifeTime Hybrid 2045 Fund 8 –
Principal LifeTime Hybrid 2050 Fund 22 –
Principal LifeTime Hybrid 2055 Fund 1 –
Principal LifeTime Strategic Income Fund 26,276 N/A
Real Estate Securities Fund 204 16,634
SAM Balanced Portfolio 35,215 N/A
SAM Conservative Balanced Portfolio 13,476 N/A
SAM Conservative Growth Portfolio 19,236 N/A
SAM Flexible Income Portfolio 9,143 N/A
SAM Strategic Growth Portfolio 13,476 N/A
Short-Term Income Fund 23,033 N/A
SmallCap Fund 157 177
SmallCap Growth Fund I – 63,593
SmallCap Value Fund II 245 48,843
Tax-Exempt Bond Fund 66 N/A
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
California Municipal Fund $ 168,602 $ 123,706 $ — $ —
Core Fixed Income Fund 485,188 571,113 — —
Core Plus Bond Fund 167,157 161,893 — —
Diversified Income Fund 844,513 931,235 30,456 31,587
Diversified International Fund 309,552 588,384 — —
Equity Income Fund 372,990 1,672,700 — —
Finisterre Emerging Markets Total Return Bond Fund 582,009 495,713 — —
Global Emerging Markets Fund 3,283,491 1,907,960 — —
Global Real Estate Securities Fund 338,573 354,468 — —
Government & High Quality Bond Fund 183,704 227,911 — —
Government Money Market Fund — — — —
High Yield Fund 1,084,907 1,146,228 — —
Inflation Protection Fund 342,367 589,102 110,653 110,605
International Equity Fund 2,202,574 2,583,222 — —
LargeCap Growth Fund I 4,418,105 6,298,037 — —
LargeCap S&P 500 Index Fund 2,661,869 844,562 — —
LargeCap Value Fund III 622,796 1,446,589 — —
MidCap Fund 2,439,573 6,446,677 — —
MidCap S&P 400 Index Fund 137,634 139,600 — —
MidCap Value Fund I 927,279 1,067,929 — —
Money Market Fund — — — —
Overseas Fund 478,659 472,554 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

For the period ended April 30, 2026, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Principal Capital Appreciation Fund $ 1,721,492 $ 2,010,465 $ — $ —
Principal LifeTime 2015 Fund 24,255 54,888 — —
Principal LifeTime 2020 Fund 226,145 441,154 — —
Principal LifeTime 2025 Fund 181,821 408,964 — —
Principal LifeTime 2030 Fund 745,875 1,197,390 — —
Principal LifeTime 2035 Fund 357,590 535,751 — —
Principal LifeTime 2040 Fund 883,748 1,169,586 — —
Principal LifeTime 2045 Fund 369,191 538,541 — —
Principal LifeTime 2050 Fund 728,900 930,549 — —
Principal LifeTime 2055 Fund 277,277 342,896 — —
Principal LifeTime 2060 Fund 281,266 314,588 — —
Principal LifeTime 2065 Fund 86,636 83,576 — —
Principal LifeTime 2070 Fund 42,295 25,131 — —
Principal LifeTime Hybrid 2015 Fund 80,667 27,403 — —
Principal LifeTime Hybrid 2020 Fund 97,313 36,945 — —
Principal LifeTime Hybrid 2025 Fund 158,891 67,360 — —
Principal LifeTime Hybrid 2030 Fund 288,140 60,012 — —
Principal LifeTime Hybrid 2035 Fund 229,191 48,574 — —
Principal LifeTime Hybrid 2040 Fund 267,656 63,465 — —
Principal LifeTime Hybrid 2045 Fund 116,389 35,489 — —
Principal LifeTime Hybrid 2050 Fund 94,284 28,497 — —
Principal LifeTime Hybrid 2055 Fund 68,091 17,797 — —
Principal LifeTime Hybrid 2060 Fund 40,008 9,002 — —
Principal LifeTime Hybrid 2065 Fund 21,277 4,502 — —
Principal LifeTime Hybrid 2070 Fund 5,367 1,048 — —
Principal LifeTime Hybrid Income Fund 31,175 13,802 — —
Principal LifeTime Strategic Income Fund 76,500 130,073 — —
Real Estate Securities Fund 802,584 825,578 — —
SAM Balanced Portfolio 761,402 866,819 — —
SAM Conservative Balanced Portfolio 226,923 340,312 — —
SAM Conservative Growth Portfolio 593,783 599,788 — —
SAM Flexible Income Portfolio 214,410 415,886 — —
SAM Strategic Growth Portfolio 521,129 487,710 — —
Short-Term Income Fund 699,113 578,492 — —
SmallCap Fund 711,236 1,130,943 — —
SmallCap Growth Fund I 836,427 962,738 — —
SmallCap S&P 600 Index Fund 174,051 217,881 — —
SmallCap Value Fund II 571,186 598,455 — —
Tax-Exempt Bond Fund 173,709 152,975 — —
Purchases Sales
Core Fixed Income Fund $ – $ 100,264
Core Plus Bond Fund 81,795 116,288
Diversified Income Fund 93,172 117,900
Finisterre Emerging Markets Total Return
Bond Fund 9,643 –
Government & High Quality Bond Fund 211,622 237,924
High Yield Fund – 95,721
Inflation Protection Fund 468,257 550,896
Short-Term Income Fund 108,925 171,308
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2026 and October 31,
2025 were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^
2026 2025 2026 2025 2026 2025
California Municipal Fund $ — $ 89 $ 11,772 $ 21,782 $ — $ —
Core Fixed Income Fund 197,720 394,401 — — — —
Core Plus Bond Fund 11,862 23,850 — — — —
Diversified Income Fund 72,397 145,462 — — — —
Diversified International Fund 29,222 163,105 — — — 190,710
Equity Income Fund 78,043 157,633 — — 600,112 758,081
Finisterre Emerging Markets Total Return Bond Fund 31,960 41,607 — — — —
Global Emerging Markets Fund 95,731 7,659 — — 46,777 —
Global Real Estate Securities Fund 41,123 43,459 — — — —
Government & High Quality Bond Fund 11,211 23,103 — — — —
Government Money Market Fund 85,549 167,970 — — — —
High Yield Fund 224,673 425,010 — — — —
Inflation Protection Fund 103,541 71,833 — — — —
International Equity Fund 254,694 8,314 — — — 19,854
LargeCap Growth Fund I 142,013 58,881 — — 841,593 2,511,827
LargeCap S&P 500 Index Fund 119,155 120,843 — — 248,737 115,763
LargeCap Value Fund III 68,628 53,500 — — 368,706 237,511
MidCap Fund — 32,052 — — 1,719,604 883,887
MidCap S&P 400 Index Fund 24,560 41,160 — — 78,146 118,057
MidCap Value Fund I 26,187 139,254 — — 130,392 284,284
Money Market Fund 18,142 43,760 — — — —
Overseas Fund 66,856 87,441 — — 89,927 86,391
Principal Capital Appreciation Fund 22,375 29,695 — — 362,299 211,541
Principal LifeTime 2015 Fund 7,312 7,320 — — 14,371 7,626
Principal LifeTime 2020 Fund 70,078 68,168 — — 114,198 89,899
Principal LifeTime 2025 Fund 47,541 42,810 — — 104,286 47,603
Principal LifeTime 2030 Fund 167,846 139,874 — — 295,869 168,864
Principal LifeTime 2035 Fund 61,432 46,023 — — 109,970 63,944
Principal LifeTime 2040 Fund 137,374 93,246 — — 293,008 220,963
Principal LifeTime 2045 Fund 46,253 30,929 — — 108,110 58,276
Principal LifeTime 2050 Fund 85,642 53,243 — — 228,267 150,425
Principal LifeTime 2055 Fund 28,648 19,095 — — 71,223 34,779
Principal LifeTime 2060 Fund 27,602 18,375 — — 66,699 30,024
Principal LifeTime 2065 Fund 6,382 4,132 — — 12,743 4,162
Principal LifeTime 2070 Fund 2,035 1,000 — — 2,528 297
Principal LifeTime Hybrid 2015 Fund 15,623 10,310 — — 5,367 862
Principal LifeTime Hybrid 2020 Fund 20,500 16,345 — — 14,971 1,076
Principal LifeTime Hybrid 2025 Fund 35,254 25,789 — — 18,424 3,532
Principal LifeTime Hybrid 2030 Fund 40,289 26,501 — — 23,973 4,304
Principal LifeTime Hybrid 2035 Fund 27,086 18,527 — — 18,181 4,840
Principal LifeTime Hybrid 2040 Fund 30,329 18,681 — — 24,018 6,868
Principal LifeTime Hybrid 2045 Fund 15,803 10,506 — — 15,813 5,152
Principal LifeTime Hybrid 2050 Fund 13,593 8,638 — — 15,715 5,039
Principal LifeTime Hybrid 2055 Fund 8,264 5,469 — — 9,559 3,056
Principal LifeTime Hybrid 2060 Fund 4,614 2,899 — — 5,061 1,565
Principal LifeTime Hybrid 2065 Fund 1,713 975 — — 1,497 455
Principal LifeTime Hybrid 2070 Fund 272 106 — — 125 21
Principal LifeTime Hybrid Income Fund 6,455 4,894 — — 1,827 52
Principal LifeTime Strategic Income Fund 25,334 24,016 — — 13,933 10,234
Real Estate Securities Fund 73,301 158,588 — — — 102,754
SAM Balanced Portfolio 120,607 101,501 — — 342,156 209,281
SAM Conservative Balanced Portfolio 43,270 47,317 — — 84,851 20,442
SAM Conservative Growth Portfolio 76,586 46,058 — — 343,871 181,991
SAM Flexible Income Portfolio 44,049 67,149 — — 16,264 —
SAM Strategic Growth Portfolio 42,381 32,177 — — 233,294 126,121
Short-Term Income Fund 67,678 127,999 — — — —
SmallCap Fund 4,649 20,399 — — 110,411 23,243
SmallCap Growth Fund I 18,525 57,325 — — 168,118 111,168

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2025, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^
2026 2025 2026 2025 2026 2025
SmallCap S&P 600 Index Fund $ 38,138 $ 19,752 $ — $ — $ 84,332 $ 90,442
SmallCap Value Fund II 36,711 52,736 — — 56,721 63,402
Tax-Exempt Bond Fund — 396 9,521 19,880 — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 190 $ — $ (50,305) $ 4,249 $ — $ (45,866)
Core Fixed Income Fund 2,084 — — (286,386) (844,545) — (1,128,847)
Core Plus Bond Fund 258 — — (100,050) (2,258) 25 (102,025)
Diversified Income Fund 825 — — (1,116,596) (13,502) (8,206) (1,137,479)
Diversified International Fund 28,162 — — (26,414) 139,958 — 141,706
Equity Income Fund 27,728 — 600,104 — 4,535,098 — 5,162,930
Finisterre Emerging Markets Total Return Bond Fund 2,566 — — (86,686) 29,595 (836) (55,361)
Global Emerging Markets Fund 86,385 — 46,769 — 744,164 — 877,318
Global Real Estate Securities Fund 33,000 — — (74,346) 323,144 — 281,798
Government & High Quality Bond Fund 631 — — (220,194) (15,550) (2) (235,115)
High Yield Fund 2,510 — — (885,849) (100,284) (5,287) (988,910)
Inflation Protection Fund 85,775 — — (112,868) (57,771) (82) (84,946)
International Equity Fund 246,186 — — — 837,857 — 1,084,043
LargeCap Growth Fund I 142,019 — 841,565 — 3,649,677 — 4,633,261
LargeCap S&P 500 Index Fund 94,087 — 248,727 — 6,667,455 (74) 7,010,195
LargeCap Value Fund III 60,822 — 368,703 — 233,862 (1) 663,386
MidCap Fund — — 1,719,595 (4,038) 13,159,178 — 14,874,735
MidCap S&P 400 Index Fund 21,425 — 78,145 — 286,533 — 386,103
MidCap Value Fund I 20,876 — 130,381 — 145,833 — 297,090
Overseas Fund 64,989 — 89,930 — 144,332 — 299,251
Principal Capital Appreciation Fund 19,174 — 362,296 — 2,630,313 — 3,011,783
Principal LifeTime 2015 Fund 4,772 — 14,369 — 17,477 — 36,618
Principal LifeTime 2020 Fund 43,880 — 114,192 — 217,617 — 375,689
Principal LifeTime 2025 Fund 28,641 — 104,288 — 182,485 — 315,414
Principal LifeTime 2030 Fund 92,714 — 295,877 — 872,975 — 1,261,566
Principal LifeTime 2035 Fund 32,770 — 109,971 — 373,039 — 515,780
Principal LifeTime 2040 Fund 64,442 — 292,993 — 1,167,059 — 1,524,494
Principal LifeTime 2045 Fund 16,838 — 108,111 — 407,328 — 532,277
Principal LifeTime 2050 Fund 26,460 — 228,262 — 940,474 — 1,195,196
Principal LifeTime 2055 Fund 7,056 — 71,224 — 265,314 — 343,594
Principal LifeTime 2060 Fund 6,289 — 66,697 — 238,655 — 311,641
Principal LifeTime 2065 Fund 1,234 — 12,743 — 43,755 — 57,732
Principal LifeTime 2070 Fund 343 — 2,527 — 10,018 — 12,888
Principal LifeTime Hybrid 2015 Fund 3,616 — 5,366 — 37,563 — 46,545
Principal LifeTime Hybrid 2020 Fund 5,765 — 14,968 — 61,300 — 82,033
Principal LifeTime Hybrid 2025 Fund 7,467 — 18,423 — 129,406 — 155,296
Principal LifeTime Hybrid 2030 Fund 5,294 — 23,973 — 185,279 — 214,546
Principal LifeTime Hybrid 2035 Fund 2,886 — 18,179 — 155,169 — 176,234
Principal LifeTime Hybrid 2040 Fund 2,533 — 24,016 — 216,025 — 242,574
Principal LifeTime Hybrid 2045 Fund 2,004 — 15,811 — 138,668 — 156,483
Principal LifeTime Hybrid 2050 Fund 1,313 — 15,715 — 139,011 — 156,039
Principal LifeTime Hybrid 2055 Fund 487 — 9,558 — 84,245 — 94,290
Principal LifeTime Hybrid 2060 Fund 183 — 5,061 — 44,718 — 49,962
Principal LifeTime Hybrid 2065 Fund 68 — 1,496 — 14,729 — 16,293
Principal LifeTime Hybrid 2070 Fund 22 — 124 — 1,674 — 1,820
Principal LifeTime Hybrid Income Fund 1,803 — 1,827 — 11,262 — 14,892
Principal LifeTime Strategic Income Fund 16,188 — 13,931 — 29,327 — 59,446
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2025, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
^ In accordance with IRC Sections 381-384, a portion of the losses have been subject to an $18,556,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2025, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Real Estate Securities Fund $ — $ — $ — $ (25,914) $ 1,132,778 $ — $ 1,106,864
SAM Balanced Portfolio 50,650 — 342,155 — 984,691 — 1,377,496
SAM Conservative Balanced Portfolio 13,070 — 84,850 — 256,458 — 354,378
SAM Conservative Growth Portfolio 32,455 — 343,867 — 899,186 — 1,275,508
SAM Flexible Income Portfolio 544 — 16,260 — 172,307 — 189,111
SAM Strategic Growth Portfolio 12,977 — 233,294 — 728,124 — 974,395
Short-Term Income Fund 1,016 — — (51,707) 3,686 — (47,005)
SmallCap Fund 3,900 — 110,410 — 337,321 — 451,631
SmallCap Growth Fund I 18,526 — 168,105 — 401,848 — 588,479
SmallCap S&P 600 Index Fund 34,598 — 84,329 — 161,410 — 280,337
SmallCap Value Fund II 32,494 — 56,724 — 26,585 — 115,803
Tax-Exempt Bond Fund — 180 — (71,398) (2,167) (704) (74,089)
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 24,493 $ 25,812 $ 50,305
Core Fixed Income Fund 42,318 244,068 286,386
Core Plus Bond Fund 27,084 72,966 100,050
Diversified Income Fund 269,300 847,296 1,116,596
Diversified International Fund 26,414 — 26,414 *
Finisterre Emerging Markets Total Return Bond Fund 37,432 49,254 86,686
Global Real Estate Securities Fund 2,651 71,695 74,346
Government & High Quality Bond Fund 63,889 156,305 220,194
High Yield Fund 51,589 834,260 885,849 ^
Inflation Protection Fund 5,441 107,427 112,868
Real Estate Securities Fund 23,948 1,966 25,914
Short-Term Income Fund 14,605 37,102 51,707
Tax-Exempt Bond Fund 30,642 40,756 71,398
Short-Term
Utilized
Long-Term
Utilized
Core Fixed Income Fund $ 57 $ —
Diversified Income Fund 7,299 —
Diversified International Fund 171 473
Finisterre Emerging Markets Total Return Bond Fund 5,100 9,404
Global Emerging Markets Fund 5,969 4,973
Inflation Protection Fund 1,525 —
SAM Flexible Income Portfolio 5,850 31,819
Short-Term Income Fund 635 —
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to
December 31. As of October 31, 2025, the Funds intend to defer late-year ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31, 2025, the Funds recorded reclassifications as follows (amounts in thousands):
Late Year
Ordinary
Loss
MidCap Fund $ 4,038
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified International Fund $ (895,922) $ 895,922
Equity Income Fund (127,653) 127,653
Global Emerging Markets Fund (2,756) 2,756
Global Real Estate Securities Fund 9 (9)
High Yield Fund (547,301) 547,301
International Equity Fund (18,131) 18,131
LargeCap Growth Fund I (340,675) 340,675
LargeCap S&P 500 Index Fund (23,187) 23,187
LargeCap Value Fund III (113,883) 113,883
MidCap Fund (177,071) 177,071
MidCap S&P 400 Index Fund (15,603) 15,603
MidCap Value Fund I (36,783) 36,783
Overseas Fund (19,935) 19,935
Principal Capital Appreciation Fund (46,850) 46,850
Principal LifeTime 2015 Fund (3,150) 3,150
Principal LifeTime 2020 Fund (19,367) 19,367
Principal LifeTime 2025 Fund (17,985) 17,985
Principal LifeTime 2030 Fund (45,463) 45,463
Principal LifeTime 2035 Fund (15,470) 15,470
Principal LifeTime 2040 Fund (38,476) 38,476
Principal LifeTime 2045 Fund (13,658) 13,658
Principal LifeTime 2050 Fund (29,581) 29,581
Principal LifeTime 2055 Fund (10,252) 10,252
Principal LifeTime 2060 Fund (8,742) 8,742
Principal LifeTime 2065 Fund (2,037) 2,037
Principal LifeTime 2070 Fund (411) 411
Principal LifeTime Hybrid 2015 Fund (806) 806
Principal LifeTime Hybrid 2020 Fund (1,654) 1,654
Principal LifeTime Hybrid 2025 Fund (2,394) 2,394
Principal LifeTime Hybrid 2030 Fund (3,055) 3,055
Principal LifeTime Hybrid 2035 Fund (2,082) 2,082
Principal LifeTime Hybrid 2040 Fund (2,619) 2,619
Principal LifeTime Hybrid 2045 Fund (1,802) 1,802
Principal LifeTime Hybrid 2050 Fund (1,539) 1,539
Principal LifeTime Hybrid 2055 Fund (982) 982
Principal LifeTime Hybrid 2060 Fund (490) 490
Principal LifeTime Hybrid 2065 Fund (151) 151
Principal LifeTime Hybrid 2070 Fund (28) 28
Principal LifeTime Hybrid Income Fund (320) 320
Principal LifeTime Strategic Income Fund (3,941) 3,941
Real Estate Securities Fund 18,861 (18,861)
SAM Balanced Portfolio (28,075) 28,075
SAM Conservative Balanced Portfolio (7,098) 7,098
SAM Conservative Growth Portfolio (24,335) 24,335
SAM Flexible Income Portfolio (259) 259
SAM Strategic Growth Portfolio (18,197) 18,197
SmallCap Fund (16,876) 16,876
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

Federal Income Tax Basis. As of April 30, 2026, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
SmallCap Growth Fund I $ (15,443) $ 15,443
SmallCap S&P 600 Index Fund (20,527) 20,527
SmallCap Value Fund II (9,855) 9,855
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund $ 12,192 $ (8,232) $ 3,960 $ 699,766
Core Fixed Income Fund 52,278 (1,029,038) (976,760) 11,335,156
Core Plus Bond Fund 4,736 (14,934) (10,198) 517,392
Diversified Income Fund 50,257 (121,403) (71,146) 2,291,526
Diversified International Fund 207,167 (54,524) 152,643 879,150
Equity Income Fund 4,836,969 (90,525) 4,746,444 3,384,393
Finisterre Emerging Markets Total Return Bond Fund 48,471 (29,649) 18,822 978,372
Global Emerging Markets Fund 1,875,859 (391,158) 1,484,701 6,239,699
Global Real Estate Securities Fund 483,101 (49,476) 433,625 1,276,759
Government & High Quality Bond Fund 11,103 (32,431) (21,328) 638,878
Government Money Market Fund — — — 4,410,941
High Yield Fund 84,577 (238,532) (153,955) 6,428,876
Inflation Protection Fund 25,012 (81,130) (56,118) 2,231,832
International Equity Fund 1,346,433 (407,834) 938,599 5,676,519
LargeCap Growth Fund I 1,877,169 (182,304) 1,694,865 4,500,207
LargeCap S&P 500 Index Fund 7,154,598 (364,847) 6,789,751 6,329,494
LargeCap Value Fund III 363,179 (137,576) 225,603 2,027,618
MidCap Fund 10,985,376 (1,832,381) 9,152,995 16,052,141
MidCap S&P 400 Index Fund 466,797 (101,533) 365,264 971,009
MidCap Value Fund I 392,205 (102,392) 289,813 2,127,123
Money Market Fund — — — 1,054,210
Overseas Fund 378,682 (99,093) 279,589 1,495,296
Principal Capital Appreciation Fund 2,550,291 (105,355) 2,444,936 2,709,848
Principal LifeTime 2015 Fund 23,394 (12,821) 10,573 161,371
Principal LifeTime 2020 Fund 270,052 (127,379) 142,673 1,647,394
Principal LifeTime 2025 Fund 197,799 (74,012) 123,787 1,020,118
Principal LifeTime 2030 Fund 902,276 (236,541) 665,735 4,069,882
Principal LifeTime 2035 Fund 376,613 (59,946) 316,667 1,528,005
Principal LifeTime 2040 Fund 1,088,166 (91,096) 997,070 3,463,281
Principal LifeTime 2045 Fund 382,292 (18,718) 363,574 1,252,864
Principal LifeTime 2050 Fund 870,843 (20,653) 850,190 2,366,135
Principal LifeTime 2055 Fund 251,170 (10,196) 240,974 907,362
Principal LifeTime 2060 Fund 229,055 (10,183) 218,872 942,229
Principal LifeTime 2065 Fund 45,045 (3,138) 41,907 244,680
Principal LifeTime 2070 Fund 11,778 (1,495) 10,283 99,631
Principal LifeTime Hybrid 2015 Fund 53,616 (15,264) 38,352 488,001
Principal LifeTime Hybrid 2020 Fund 103,295 (39,404) 63,891 606,312
Principal LifeTime Hybrid 2025 Fund 182,033 (43,129) 138,904 1,092,093
Principal LifeTime Hybrid 2030 Fund 251,679 (43,966) 207,713 1,434,358
Principal LifeTime Hybrid 2035 Fund 201,556 (25,326) 176,230 983,384
Principal LifeTime Hybrid 2040 Fund 269,327 (17,283) 252,044 1,179,686
Principal LifeTime Hybrid 2045 Fund 168,588 (6,631) 161,957 584,175
Principal LifeTime Hybrid 2050 Fund 167,673 (3,248) 164,425 534,075
Principal LifeTime Hybrid 2055 Fund 103,261 (1,681) 101,580 355,808
Principal LifeTime Hybrid 2060 Fund 55,443 (816) 54,627 206,955
Principal LifeTime Hybrid 2065 Fund 18,904 (262) 18,642 83,907
Principal LifeTime Hybrid 2070 Fund 2,349 (31) 2,318 14,970
Principal LifeTime Hybrid Income Fund 20,888 (9,244) 11,644 194,063
Principal LifeTime Strategic Income Fund 70,421 (54,037) 16,384 650,462
Real Estate Securities Fund 2,060,293 (337,128) 1,723,165 5,022,371
SAM Balanced Portfolio 1,057,665 (79,240) 978,425 3,866,141
SAM Conservative Balanced Portfolio 300,335 (45,706) 254,629 1,604,688
SAM Conservative Growth Portfolio 925,086 (33,530) 891,556 2,585,202
SAM Flexible Income Portfolio 228,739 (69,286) 159,453 2,006,971
SAM Strategic Growth Portfolio 761,578 (18,749) 742,829 1,820,125
Short-Term Income Fund 19,175 (30,284) (11,109) 3,412,982
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2026 (unaudited)

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
SmallCap Fund $ 554,457 $ (149,515) $ 404,942 $ 1,695,014
SmallCap Growth Fund I 712,454 (172,806) 539,648 1,841,229
SmallCap S&P 600 Index Fund 415,222 (151,567) 263,655 1,075,888
SmallCap Value Fund II 205,398 (83,178) 122,220 1,132,187
Tax-Exempt Bond Fund 10,082 (12,812) (2,730) 538,237
7. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 12
iShares California Muni Bond ETF 702 40
$ 52
TOTAL INVESTMENT COMPANIES $ 52
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Transportation - 0 .01%
BL Train Holdings West LLC - Warrants
(a),(b)
72,088 $ 90
TOTAL COMMON STOCKS $ 90
MUNICIPAL BONDS - 102 .44%
Principal
Amount (000's) Value (000's)
California - 97 .17%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(c)
$ 1,000 $ 1,003
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(a)
1,750 1,036
5.00%, 10/01/2035 5,270 5,304
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2043
(c)
1,000 1,092
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,797
Bay Area Toll Authority
3.00%, 04/01/2055
(d)
500 500
3.00%, 04/01/2059
(d)
300 300
5.00%, 04/01/2042 1,000 1,084
5.00%, 04/01/2043 1,000 1,079
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,230 1,871
Burbank-Glendale-Pasadena Airport Authority Brick
Campaign
5.25%, 07/01/2040 1,435 1,584
California Community Choice Financing Authority
5.00%, 02/01/2054
(d)
5,000 5,280
5.00%, 02/01/2055
(d)
5,000 5,303
5.00%, 02/01/2055
(d)
5,000 5,309
5.00%, 04/01/2056
(d)
3,500 3,750
California County Tobacco Securitization Agency
4.00%, 06/01/2049 2,630 2,335
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,002
5.00%, 06/01/2043 5,645 6,721
5.00%, 05/01/2045 9,550 11,176
5.00%, 05/01/2049 2,000 2,262
5.00%, 04/01/2051 10,100 11,310
5.00%, 03/01/2055
(d)
1,800 2,150
5.25%, 04/01/2040 2,960 3,636
California Enterprise Development Authority
5.25%, 11/01/2049 5,000 5,338
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,718
5.00%, 12/01/2035 1,500 1,672
5.00%, 06/01/2041
(d)
10,000 10,782
5.00%, 11/01/2047 5,900 6,524
5.00%, 11/15/2048 2,785 2,807
5.25%, 12/01/2044 6,205 6,526
California Housing Finance Agency
3.50%, 11/20/2035 7,727 7,680
4.25%, 01/15/2035 7,447 7,720
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
11,860 11,998
California Housing Finance Agency (credit support
from Section 542(c) Housing Finance Agency Risk
Sharing Program )
4.75%, 08/01/2045
(c)
4,755 4,934
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Infrastructure & Economic Development
Bank
12.00%, 01/01/2065
(d),(e)
$ 4,155 $ 2,410
California Municipal Finance Authority
2.40%, 10/01/2044
(d)
4,000 3,900
3.24%, 02/20/2041
(d)
4,587 4,276
4.00%, 07/15/2029 8,465 8,514
4.00%, 10/01/2039 3,515 3,437
4.05%, 07/20/2041 2,123 2,086
4.38%, 09/01/2053
(d)
1,700 1,768
5.00%, 05/15/2033 1,000 1,041
5.00%, 05/15/2034 1,000 1,038
5.00%, 12/31/2034 7,550 7,769
5.00%, 11/01/2035
(e)
1,750 1,851
5.00%, 12/31/2036 8,000 8,200
5.00%, 05/15/2038 2,000 2,059
5.00%, 04/01/2054 3,480 3,511
5.25%, 11/01/2036 2,100 2,109
5.25%, 09/01/2055 1,500 1,515
5.38%, 11/01/2045
(e)
3,245 3,347
5.50%, 09/01/2056 1,500 1,611
5.50%, 09/01/2060 1,500 1,600
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(c)
600 616
5.00%, 05/15/2044
(c)
5,000 5,124
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
10,000 10,494
California Municipal Finance Authority (credit
support from Fannie Mae Collateral )
4.45%, 12/01/2042
(c)
6,465 6,524
California Pollution Control Financing Authority
4.25%, 12/01/2027
(d)
1,200 1,216
5.00%, 07/01/2029
(e)
1,000 1,028
5.00%, 07/01/2029
(e)
1,000 1,047
5.00%, 07/01/2030
(e)
2,000 2,004
5.00%, 07/01/2030
(e)
565 599
5.00%, 07/01/2031
(e)
1,000 1,069
5.00%, 07/01/2037
(e)
12,500 12,514
5.00%, 07/01/2039
(e)
8,500 8,713
5.00%, 11/21/2045
(e)
2,500 2,542
California Public Finance Authority
4.00%, 08/01/2047 1,325 1,246
5.10%, 04/01/2066
(d),(e)
3,500 3,504
6.50%, 06/01/2054
(e)
17,120 16,256
California School Finance Authority
5.00%, 07/01/2035
(e)
1,925 1,926
5.00%, 08/01/2038
(e)
1,000 1,013
California State University
5.00%, 11/01/2037 2,000 2,039
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
550 538
4.00%, 09/02/2029 770 779
5.00%, 11/01/2032
(e)
1,135 1,150
5.00%, 06/01/2034
(e)
375 385
5.00%, 09/02/2034 950 983
5.00%, 12/01/2036
(e)
7,000 7,006
5.00%, 09/02/2038 3,000 3,076
5.00%, 06/01/2039
(e)
475 482
5.00%, 09/02/2039 900 935
5.00%, 09/02/2039 945 976
5.00%, 05/15/2040 3,500 3,503
5.00%, 09/02/2040 1,000 1,034
5.00%, 12/01/2041
(e)
4,040 4,042

Schedule of Investments
California Municipal Fund
April 30, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.00%, 09/02/2044 $ 1,350 $ 1,359
5.00%, 09/02/2048 940 947
5.00%, 06/01/2051
(e)
1,950 1,896
5.25%, 12/01/2034 3,500 3,503
5.25%, 12/01/2038
(e)
1,000 1,027
5.25%, 12/01/2043
(e)
3,825 3,901
5.25%, 12/01/2044 1,370 1,512
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(c)
3,000 3,061
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,055
6.00%, 05/01/2043 1,550 1,580
Central Valley Energy Authority
5.00%, 08/01/2034 5,165 5,493
Chino Valley Unified School District
5.00%, 08/01/2055
(f)
6,570 6,757
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,288
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty )
5.25%, 06/01/2047
(c)
3,600 3,722
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 544
5.00%, 05/15/2026 415 415
5.00%, 05/15/2028
(f)
2,760 2,880
5.00%, 05/15/2029 1,875 1,993
5.00%, 05/15/2035 835 938
5.00%, 05/15/2036 5,000 5,214
5.00%, 05/15/2037
(f)
4,225 4,521
5.00%, 05/15/2042
(f)
3,500 3,534
5.00%, 05/15/2044
(f)
4,090 4,181
5.50%, 05/15/2040
(f)
5,000 5,451
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty )
0.00%, 08/01/2039
(a),(c)
4,000 2,410
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 8,002
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2037 2,000 2,051
5.25%, 07/01/2054 10,000 10,598
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 10
Escondido Union High School District
0.00%, 08/01/2041
(a)
1,000 540
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,360 6,124
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,002
5.00%, 06/01/2028 5,000 5,133
5.00%, 06/01/2051 10,630 10,593
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,009
La Verne Public Financing Authority
7.25%, 09/01/2026 105 105
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,836
5.50%, 11/15/2032 1,010 1,130
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 1,695 1,858
5.00%, 07/01/2044 2,000 2,239
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 $ 2,000 $ 2,005
5.50%, 12/01/2054 10,000 11,043
Los Angeles Department of Water & Power
5.00%, 07/01/2029 520 554
5.00%, 07/01/2042 2,180 2,337
5.00%, 07/01/2043
(f)
5,000 5,252
Los Angeles Department of Water & Power (credit
support from Build America Mutual Assurance
Corp )
5.00%, 07/01/2037
(c)
3,000 3,368
Los Angeles Unified School District/CA
5.00%, 07/01/2033 2,000 2,297
5.25%, 07/01/2042 2,000 2,063
Merced Union High School District
0.00%, 08/01/2032
(a)
3,380 2,831
Metropolitan Water District of Southern California
5.00%, 07/01/2040 5,000 5,388
5.00%, 04/01/2054 1,000 1,049
M-S-R Energy Authority
6.13%, 11/01/2029 1,325 1,393
6.13%, 11/01/2029 1,580 1,662
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(c)
785 787
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,010
Nuveen California AMT-Free Quality Municipal
Income Fund
3.54%, 10/01/2047
(d),(e)
200 200
Pasadena Unified School District
5.25%, 08/01/2047 4,250 4,666
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,000
Port of Los Angeles
5.00%, 08/01/2033 500 557
5.00%, 08/01/2034 3,465 3,894
5.00%, 08/01/2036 500 552
Poway Unified School District
0.00%, 08/01/2036
(a)
4,000 2,857
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,042
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty )
5.00%, 11/01/2035
(c)
1,180 1,259
5.00%, 11/01/2037
(c)
3,660 3,880
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,948
4.00%, 06/01/2046 3,460 3,353
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 1,000 1,008
Sacramento City Unified School District/CA (credit
support from Assured Guaranty )
5.00%, 08/01/2054
(c)
8,000 8,260
Sacramento Municipal Utility District
5.00%, 11/15/2054 1,000 1,051
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,533
5.00%, 07/01/2037 2,300 2,348
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 10,996
5.00%, 07/01/2039 2,000 2,113
5.00%, 07/01/2042 1,345 1,359

Schedule of Investments
California Municipal Fund
April 30, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Diego County Regional Airport Authority
(continued)
5.25%, 07/01/2042 $ 2,745 $ 3,029
San Diego Housing Authority Inc (credit support
from Federal Home Loan Mortgage Corporation
Collateral HUD Section 8 )
4.20%, 06/01/2040
(c)
3,260 3,264
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2039 2,075 2,081
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2035 1,000 1,046
5.00%, 05/01/2036 3,000 3,130
5.25%, 05/01/2049 3,500 3,666
5.50%, 05/01/2043 4,000 4,377
5.50%, 05/01/2055
(f)
11,000 11,680
San Joaquin Valley Clean Energy Authority
5.50%, 01/01/2056
(d)
9,050 9,963
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty )
5.00%, 08/01/2030
(c)
1,000 1,001
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 649
Santa Clara County Financing Authority
4.00%, 11/01/2050 5,000 4,811
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,367
4.00%, 08/01/2042 2,000 2,059
5.00%, 07/01/2035 1,000 1,191
5.00%, 08/01/2054 5,000 5,223
Southern California Public Power Authority
5.00%, 11/01/2029 4,725 4,950
5.00%, 07/01/2049 1,000 1,031
5.00%, 07/01/2053 1,000 1,021
State of California
5.00%, 09/01/2028 5 5
5.00%, 03/01/2035 5,000 5,798
5.00%, 03/01/2038 2,000 2,279
5.00%, 09/01/2043 6,000 6,575
5.00%, 08/01/2045 8,250 9,063
State of California (credit support from Assured
Guaranty )
5.25%, 08/01/2032
(c)
5,000 5,655
Tender Option Bond Trust Receipts/Certificates
3.00%, 12/01/2032
(d),(e)
1,000 1,000
3.10%, 04/01/2056
(d),(e)
6,850 6,850
3.10%, 04/01/2056
(d),(e)
1,400 1,400
3.25%, 05/01/2028
(d),(e)
750 750
3.25%, 05/01/2028
(d),(e)
300 300
3.25%, 05/01/2033
(d),(e)
4,000 4,000
3.25%, 05/01/2033
(d),(e)
7,400 7,400
3.25%, 11/01/2043
(d),(e)
665 665
Tender Option Bond Trust Receipts/
Certificates (credit support from Build America
Mutual Assurance Corp )
3.14%, 07/01/2046
(c),(d),(e)
800 800
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,596
5.00%, 06/01/2048 3,000 2,949
University of California
5.25%, 05/15/2040 4,250 5,147
$ 667,382
Guam - 1 .55%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 7,975
5.50%, 07/01/2044 1,545 1,667
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Guam (continued)
Port Authority of Guam
5.00%, 07/01/2048 $ 1,000 $ 1,005
$ 10,647
Puerto Rico - 3 .72%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(a)
526 381
0.00%, 11/01/2043
(a),(d)
1,569 1,067
4.00%, 07/01/2037 316 307
4.00%, 07/01/2046 446 388
5.63%, 07/01/2027 1 1
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.50%, 01/01/2041 3,420 3,872
6.50%, 01/01/2042 3,250 3,622
6.75%, 01/01/2045 5,550 6,182
6.75%, 01/01/2045 3,250 3,620
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 6,296 6,115
$ 25,555
TOTAL MUNICIPAL BONDS $ 703,584
Total Investments $ 703,726
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.21)%
Notes with interest rates of 3.10% - 3.29% at April
30, 2026 and contractual maturities of collateral of
2027-2033.
(g)
$ (28,930) (28,930)
Total Net Investments $ 674,796
Other Assets and Liabilities -  1.75% 12,039
TOTAL NET ASSETS - 100.00% $ 686,835
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $111,617 or 16.25% of net assets.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2026.

Schedule of Investments
Core Fixed Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .23 % Shares Held Value (000's)
Money Market Funds - 1 .23%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
558,042 $ 558
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
127,684,466 127,684
$ 128,242
TOTAL INVESTMENT COMPANIES $ 128,242
COMMON STOCKS - 0 .06 % Shares Held Value (000's)
Transportation - 0 .06%
Trailer Bridge Inc
(d),(e),(f)
178,279 $ 6,688
TOTAL COMMON STOCKS $ 6,688
BONDS - 58 .71%
Principal
Amount (000's) Value (000's)
Airlines - 1 .11%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(g)
$ 17,066 $ 17,069
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
27,523 27,238
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
20,410 20,426
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 02/25/2033 5,697 5,514
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 6,582 6,040
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 39,469 39,622
$ 115,909
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,720
Automobile Asset Backed Securities - 0 .19%
Ford Credit Floorplan Master Owner Trust A
4.89%, 05/15/2028
(g)
20,000 20,007
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
Automobile Manufacturers - 0 .50%
American Honda Finance Corp
2.30%, 09/09/2026 7,000 6,954
4.40%, 10/05/2026
(h)
30,000 30,035
4.90%, 07/09/2027 15,000 15,081
$ 52,070
Banks - 9 .14%
Bank of America Corp
3.19%, 07/23/2030
(i)
8,000 7,673
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.97%, 02/07/2030
(i)
8,000 7,882
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.98%, 01/24/2029
(i)
29,000 29,233
Secured Overnight Financing Rate + 0.83%
5.05%, 02/06/2037
(i)
30,000 29,536
Secured Overnight Financing Rate + 1.13%
5.74%, 02/12/2036
(i)
28,000 28,541
Secured Overnight Financing Rate + 1.70%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031 10,000 8,841
2.80%, 05/04/2026 8,000 7,999
3.00%, 10/30/2028 9,000 8,714
4.03%, 01/22/2030
(i)
18,000 17,812
Secured Overnight Financing Rate + 0.63%
4.54%, 04/23/2032
(i)
14,750 14,694
Secured Overnight Financing Rate + 0.90%
4.94%, 02/11/2031
(i)
29,000 29,394
Secured Overnight Financing Rate + 0.89%
5.32%, 06/06/2036
(i)
10,000 10,137
Secured Overnight Financing Rate + 1.35%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon/The
4.73%, 04/20/2029
(i)
$ 13,000 $ 13,103
Secured Overnight Financing Rate + 1.14%
Citibank NA
4.88%, 11/19/2027
(i)
24,000 24,082
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
2.98%, 11/05/2030
(i)
51,000 48,256
Secured Overnight Financing Rate + 1.42%
4.45%, 09/29/2027 8,000 8,003
5.17%, 09/11/2036
(i)
11,000 10,897
Secured Overnight Financing Rate + 1.49%
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,936
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(i)
15,000 13,198
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,931
3.81%, 04/23/2029
(i)
13,000 12,814
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.37%, 10/21/2031
(i)
29,750 29,185
Secured Overnight Financing Rate + 1.06%
5.54%, 01/28/2036
(i)
23,000 23,376
Secured Overnight Financing Rate + 1.38%
JPMorgan Chase & Co
2.53%, 11/19/2041
(i)
9,000 6,308
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(i)
47,000 44,266
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
4.81%, 10/22/2036
(i)
16,250 15,786
Secured Overnight Financing Rate + 1.19%
4.92%, 01/24/2029
(i)
28,000 28,225
Secured Overnight Financing Rate + 0.80%
Morgan Stanley
1.79%, 02/13/2032
(i)
10,000 8,704
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(i)
6,250 5,435
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(i)
38,000 35,351
Secured Overnight Financing Rate + 1.14%
3.95%, 04/23/2027 10,000 9,975
5.12%, 02/01/2029
(i)
18,000 18,185
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,022
Morgan Stanley Bank NA
4.45%, 10/15/2027
(i)
25,000 25,013
Secured Overnight Financing Rate + 0.68%
PNC Bank NA
2.70%, 10/22/2029 53,000 49,877
3.10%, 10/25/2027 4,750 4,678
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(i)
15,000 13,396
Secured Overnight Financing Rate + 0.98%
4.90%, 05/13/2031
(i)
19,000 19,147
Secured Overnight Financing Rate + 1.33%
5.42%, 01/25/2041
(i)
10,000 9,807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
Truist Bank
3.30%, 05/15/2026 5,000 4,999
4.63%, 09/17/2029
(i)
52,000 51,646
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%

Schedule of Investments
Core Fixed Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
4.60%, 01/27/2032
(i)
$ 11,000 $ 10,891
Secured Overnight Financing Rate + 0.97%
US Bancorp
2.49%, 11/03/2036
(i)
29,000 25,199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,735
3.15%, 04/27/2027 3,800 3,768
3.90%, 04/26/2028 5,000 4,973
4.84%, 02/01/2034
(i)
25,000 24,726
Secured Overnight Financing Rate + 1.60%
5.08%, 05/15/2031
(i)
12,000 12,185
Secured Overnight Financing Rate + 1.30%
5.42%, 02/12/2036
(h),(i)
18,000 18,342
Secured Overnight Financing Rate + 1.41%
Wells Fargo & Co
2.88%, 10/30/2030
(i)
32,000 30,208
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.08%, 09/15/2029
(i)
24,000 23,757
Secured Overnight Financing Rate + 0.88%
4.90%, 01/24/2028
(i)
23,500 23,584
Secured Overnight Financing Rate + 0.78%
$ 953,425
Beverages - 0 .82%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 33,220
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,432
5.00%, 06/15/2034 30,000 30,390
$ 85,042
Biotechnology - 2 .40%
Amgen Inc
1.65%, 08/15/2028 20,000 18,853
2.20%, 02/21/2027 11,500 11,319
2.45%, 02/21/2030 40,000 37,191
4.85%, 02/19/2036 30,000 29,353
5.25%, 03/02/2033 19,000 19,443
Biogen Inc
2.25%, 05/01/2030 65,000 59,460
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 18,242
2.60%, 10/01/2040 19,000 13,730
4.80%, 11/15/2029 20,000 20,335
5.25%, 10/15/2033 22,000 22,770
$ 250,696
Chemicals - 0 .59%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 22,520
Westlake Corp
2.88%, 08/15/2041 15,000 10,232
3.38%, 06/15/2030
(h)
4,500 4,285
5.55%, 11/15/2035
(h)
25,000 25,008
$ 62,045
Commercial Services - 0 .84%
ERAC USA Finance LLC
4.60%, 05/01/2028
(g)
38,500 38,697
5.00%, 02/15/2029
(g)
9,500 9,634
7.00%, 10/15/2037
(g)
13,000 14,791
United Rentals North America Inc
6.00%, 12/15/2029
(g)
24,000 24,405
$ 87,527
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .96%
Apple Inc
2.05%, 09/11/2026 $ 30,000 $ 29,800
2.38%, 02/08/2041 20,000 14,186
3.20%, 05/11/2027 13,000 12,916
4.15%, 05/10/2030 24,500 24,529
4.75%, 05/12/2035 18,000 18,186
$ 99,617
Diversified Financial Services - 1 .93%
Atlas Warehouse Lending Co LP
4.63%, 11/15/2028
(g)
16,000 15,798
4.95%, 11/15/2030
(g)
14,000 13,766
6.05%, 01/15/2028
(g)
22,000 22,323
6.25%, 01/15/2030
(g)
27,000 27,757
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032
(g)
12,250 12,103
5.50%, 06/18/2030
(g)
30,000 30,504
6.20%, 06/18/2035
(g)
10,000 10,223
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 26,225
2.75%, 10/15/2032 8,000 6,791
4.15%, 01/23/2030 19,000 18,445
4.85%, 01/15/2027 1,750 1,755
5.50%, 02/15/2036 5,000 4,815
6.25%, 01/15/2036 10,325 10,566
$ 201,071
Electric - 9 .71%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 15,754
5.40%, 03/15/2053 23,000 21,647
AES Corp/The
5.80%, 03/15/2032 38,000 38,649
Alabama Power Co
1.45%, 09/15/2030 25,000 22,041
3.13%, 07/15/2051 19,000 12,323
3.45%, 10/01/2049 42,000 29,293
Alliant Energy Finance LLC
5.95%, 03/30/2029
(g)
10,000 10,337
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 13,865
Black Hills Corp
2.50%, 06/15/2030 15,000 13,765
3.05%, 10/15/2029 39,500 37,510
3.15%, 01/15/2027 7,500 7,442
4.35%, 05/01/2033
(h)
8,000 7,599
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,488
Entergy Corp
2.40%, 06/15/2031 24,000 21,432
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 11,435
3.25%, 04/01/2028
(h)
12,000 11,794
4.20%, 09/01/2048
(h)
31,000 24,583
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(g)
14,000 13,948
FirstEnergy Transmission LLC
2.87%, 09/15/2028
(g)
25,000 24,042
Florida Power & Light Co
2.88%, 12/04/2051 20,000 12,450
3.15%, 10/01/2049 25,000 16,699
5.05%, 04/01/2028 14,500 14,729
5.15%, 06/15/2029 20,000 20,499
Indianapolis Power & Light Co
5.05%, 08/15/2035
(g)
39,000 38,866
5.70%, 04/01/2054
(g)
15,500 14,976
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,692
3.50%, 09/30/2049 66,000 45,565
5.60%, 06/29/2035 16,000 16,428

Schedule of Investments
Core Fixed Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Monongahela Power Co
3.55%, 05/15/2027
(g)
$ 20,000 $ 19,872
5.85%, 02/15/2034
(g)
10,500 10,987
Nevada Power Co
2.40%, 05/01/2030 20,500 18,942
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 48,311
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 11,934
5.10%, 05/15/2053 28,500 25,810
Oncor Electric Delivery Co LLC
2.70%, 11/15/2051 15,000 8,770
3.10%, 09/15/2049 33,500 21,802
4.10%, 11/15/2048 5,000 3,901
5.65%, 11/15/2033 24,000 25,131
5.75%, 03/15/2029 21,000 21,725
PacifiCorp
5.25%, 06/15/2035 5,750 5,619
5.35%, 12/01/2053 34,000 30,020
6.25%, 10/15/2037 2,500 2,619
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 10,963
4.85%, 02/15/2034 19,000 18,981
5.25%, 05/15/2053 52,000 48,191
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 10,048
3.20%, 03/01/2050 15,000 9,886
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
4,247 4,020
5.38%, 06/30/2035
(g)
15,491 15,487
Southwestern Electric Power Co
2.75%, 10/01/2026 10,000 9,946
3.85%, 02/01/2048 12,500 9,109
Tucson Electric Power Co
3.25%, 05/01/2051 18,000 11,775
4.85%, 12/01/2048 7,000 6,061
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 19,376
Xcel Energy Inc
2.60%, 12/01/2029 32,000 29,938
3.50%, 12/01/2049 24,000 16,695
$ 1,012,770
Electronics - 0 .44%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 45,715
Entertainment - 0 .14%
Discovery Global Holdings Inc
5.05%, 03/15/2042 20,000 14,271
Environmental Control - 1 .44%
Republic Services Inc
1.75%, 02/15/2032 29,500 25,309
2.30%, 03/01/2030 16,500 15,249
4.88%, 04/01/2029 23,500 23,845
5.15%, 03/15/2035 9,000 9,167
Waste Connections Inc
4.80%, 07/15/2036 24,000 23,494
5.25%, 09/01/2035 52,000 52,988
$ 150,052
Food - 0 .83%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 20,341
Mars Inc
4.45%, 03/01/2027
(g)
28,000 28,099
5.00%, 03/01/2032
(g)
38,000 38,549
$ 86,989
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 1 .01%
NiSource Inc
2.95%, 09/01/2029 $ 29,000 $ 27,595
3.60%, 05/01/2030 14,000 13,515
5.35%, 04/01/2034 39,000 39,836
5.35%, 07/15/2035 24,000 24,220
$ 105,166
Healthcare - Services - 1 .74%
HCA Inc
4.13%, 06/15/2029 14,000 13,812
4.60%, 11/15/2032 39,500 38,522
5.60%, 04/01/2034 37,000 37,926
5.63%, 09/01/2028 2,000 2,038
7.50%, 11/06/2033 1,950 2,203
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 8,184
2.88%, 08/15/2029 15,000 14,356
3.50%, 08/15/2039 14,000 11,451
4.70%, 04/15/2029 28,500 28,811
4.75%, 07/15/2026 24,000 24,038
$ 181,341
Insurance - 2 .60%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 32,500
1.85%, 03/12/2030 8,000 7,349
2.50%, 01/15/2051 12,500 7,334
2.85%, 10/15/2050 30,500 19,187
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 30,169
4.50%, 08/15/2028 39,500 39,365
First American Financial Corp
2.40%, 08/15/2031 22,000 19,062
4.00%, 05/15/2030 28,000 26,848
5.45%, 09/30/2034 30,000 29,598
Prudential Financial Inc
2.10%, 03/10/2030
(h)
23,000 21,219
3.88%, 03/27/2028 4,550 4,522
5.20%, 03/14/2035
(h)
34,000 34,176
$ 271,329
Internet - 1 .41%
Amazon.com Inc
2.88%, 05/12/2041 20,000 14,745
3.95%, 04/13/2052 10,000 7,588
4.05%, 08/22/2047 38,000 30,161
5.45%, 11/20/2055 39,500 37,304
5.80%, 03/13/2056 13,000 12,795
Beignet Investor LLC
6.58%, 05/30/2049
(g)
43,000 44,408
$ 147,001
Lodging - 1 .03%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 40,200
3.70%, 01/15/2031 11,000 10,313
Marriott International Inc/MD
2.75%, 10/15/2033
(h)
36,000 31,232
Travel + Leisure Co
4.50%, 12/01/2029
(g)
26,500 25,605
$ 107,350
Media - 1 .65%
Comcast Corp
2.65%, 02/01/2030 33,000 30,877
3.30%, 02/01/2027 10,000 9,944
4.25%, 10/15/2030 4,500 4,442
4.65%, 02/15/2033 30,000 29,645
6.45%, 03/15/2037 1,800 1,949
Discovery Communications LLC
3.63%, 05/15/2030 9,000 8,461
4.13%, 05/15/2029 22,000 21,451
5.30%, 05/15/2049 13,000 8,385

Schedule of Investments
Core Fixed Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
6.55%, 05/01/2037 $ 7,400 $ 7,435
6.75%, 06/15/2039 6,000 5,951
7.30%, 07/01/2038 7,750 8,104
Walt Disney Co/The
2.00%, 09/01/2029 28,000 26,055
6.40%, 12/15/2035 8,900 9,878
$ 172,577
Oil & Gas - 0 .99%
BP Capital Markets America Inc
3.94%, 09/21/2028 13,000 12,908
4.70%, 04/10/2029 39,000 39,451
4.87%, 11/25/2029 24,000 24,390
Canadian Natural Resources Ltd
5.00%, 12/15/2029 14,500 14,708
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,531
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,396
$ 103,384
Other Asset Backed Securities - 0 .42%
Verizon Master Trust
4.49%, 06/20/2029 43,500 43,532
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Packaging & Containers - 0 .06%
Sealed Air Corp
6.88%, 07/15/2033
(g)
6,900 6,726
Pharmaceuticals - 1 .96%
AbbVie Inc
4.40%, 03/15/2033 19,000 18,651
4.65%, 03/15/2028 19,000 19,161
5.05%, 03/15/2034 60,000 60,830
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,969
1.45%, 11/13/2030 10,000 8,806
5.90%, 11/15/2033 9,833 10,534
CVS Health Corp
1.30%, 08/21/2027 14,000 13,449
3.00%, 08/15/2026 17,000 16,936
4.30%, 03/25/2028 5,046 5,027
5.05%, 03/25/2048 23,000 19,843
5.45%, 09/15/2035 19,000 19,179
$ 204,385
Pipelines - 1 .96%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,422
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,592
Enterprise Products Operating LLC
4.30%, 06/20/2028 39,750 39,776
4.60%, 01/15/2031 46,000 46,076
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 13,761
4.88%, 08/15/2027
(g)
43,000 43,051
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,511
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,396
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,331
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,278
7.25%, 08/15/2038 10,000 11,436
$ 204,630
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 8 .90%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 $ 13,000 $ 10,473
2.00%, 05/18/2032 14,000 11,701
2.75%, 12/15/2029 14,500 13,514
3.38%, 08/15/2031 30,000 27,602
4.75%, 04/15/2035 14,500 13,704
4.90%, 12/15/2030
(h)
4,250 4,249
American Tower Corp
1.88%, 10/15/2030 20,000 17,765
2.10%, 06/15/2030 3,000 2,715
2.75%, 01/15/2027 53,000 52,474
2.95%, 01/15/2051 10,000 6,205
3.38%, 10/15/2026 5,000 4,980
American Tower Trust #1
5.49%, 03/15/2053
(g)
14,000 14,144
Crown Castle Inc
2.25%, 01/15/2031 18,000 15,958
2.90%, 04/01/2041 30,000 21,524
3.10%, 11/15/2029 8,000 7,571
4.00%, 11/15/2049 17,000 12,386
4.30%, 02/15/2029 13,000 12,881
5.00%, 01/11/2028 18,000 18,139
CubeSmart LP
2.00%, 02/15/2031 26,000 22,856
3.00%, 02/15/2030 18,000 16,962
4.38%, 02/15/2029 2,000 1,988
DOC DR LLC
2.63%, 11/01/2031 32,000 28,486
4.30%, 03/15/2027 22,400 22,381
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 8,224
3.63%, 01/15/2028 3,500 3,441
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,434
3.00%, 01/15/2030 50,000 47,105
5.25%, 12/15/2032 14,000 14,130
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 42,702
3.63%, 10/01/2029 32,000 30,834
4.75%, 01/15/2028 7,000 7,005
Prologis LP
2.88%, 11/15/2029 12,500 11,883
3.38%, 12/15/2027 25,000 24,707
4.25%, 06/15/2031 20,000 19,678
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 45,365
2.33%, 07/15/2052
(g)
10,000 9,642
2.59%, 10/15/2056
(g)
20,500 18,305
Store Capital LLC
2.75%, 11/18/2030 18,500 16,698
4.63%, 03/15/2029 33,500 33,171
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,556
3.85%, 04/01/2027 21,000 20,926
5.00%, 02/15/2036 24,000 23,533
5.63%, 07/01/2034 38,500 39,614
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,860
2.75%, 01/15/2031 7,000 6,450
3.10%, 01/15/2030 25,000 23,818
4.13%, 03/15/2029 6,000 5,961
4.25%, 04/15/2028 4,000 3,994
4.50%, 07/01/2030 24,500 24,500
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,611

Schedule of Investments
Core Fixed Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
WP Carey Inc
2.40%, 02/01/2031 $ 21,000 $ 18,816
3.85%, 07/15/2029 30,000 29,323
$ 928,944
Semiconductors - 0 .39%
NVIDIA Corp
2.00%, 06/15/2031 19,000 17,027
2.85%, 04/01/2030 14,000 13,276
3.50%, 04/01/2040 13,000 10,839
$ 41,142
Software - 0 .43%
Oracle Corp
4.80%, 09/26/2032 14,000 13,312
5.50%, 08/03/2035 33,500 31,916
$ 45,228
Telecommunications - 1 .71%
Corning Inc
4.75%, 03/15/2042 4,650 4,193
5.45%, 11/15/2079 43,500 39,305
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,891
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(g)
13,800 13,821
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,599
2.55%, 02/15/2031 20,000 18,185
3.00%, 02/15/2041 39,000 28,483
4.63%, 01/15/2033 21,500 21,102
5.30%, 05/15/2035
(h)
27,500 27,708
$ 178,287
Transportation - 0 .62%
Ryder System Inc
2.90%, 12/01/2026 51,000 50,560
5.00%, 03/15/2030 14,000 14,233
$ 64,793
Trucking & Leasing - 0 .65%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.70%, 06/15/2026
(g)
39,000 38,876
4.55%, 01/15/2031
(g)
18,500 18,308
5.70%, 02/01/2028
(g)
10,000 10,159
$ 67,343
TOTAL BONDS $ 6,125,084
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 39 .34%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .05%
3.50%, 03/01/2048 $ 6,026 $ 5,609
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 24 .27%
2.00%, 10/01/2050 29,428 24,049
2.00%, 11/01/2050 29,396 24,039
2.00%, 12/01/2050 33,770 27,564
2.00%, 12/01/2050 34,167 27,888
2.50%, 09/01/2050 29,413 25,114
2.50%, 10/01/2050 29,201 24,880
2.50%, 10/01/2050 30,349 25,847
2.50%, 11/01/2050 30,092 25,733
2.50%, 11/01/2050 28,458 24,304
2.50%, 11/01/2050 28,158 24,054
2.50%, 11/01/2050 30,302 25,819
2.50%, 11/01/2050 28,729 24,565
2.50%, 02/01/2052 29,418 24,787
3.00%, 06/01/2042 10,535 9,638
3.00%, 08/01/2049 14,480 12,939
3.00%, 09/01/2049 10,670 9,462
3.00%, 10/01/2049 13,390 11,941
3.00%, 10/01/2049 15,380 13,716
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2049 $ 11,369 $ 10,100
3.00%, 11/01/2049 13,589 12,056
3.00%, 11/01/2049 15,075 13,442
3.00%, 11/01/2049 10,731 9,536
3.00%, 03/01/2050 15,752 14,044
3.00%, 04/01/2050 16,862 15,030
3.00%, 09/01/2050 18,989 16,805
3.00%, 05/01/2052 14,712 13,074
3.50%, 06/01/2046 10,905 10,232
3.50%, 08/01/2047 6,333 5,872
3.50%, 09/01/2047 26,154 24,012
3.50%, 12/01/2047 6,420 5,934
3.50%, 06/01/2049 24,032 22,218
3.50%, 07/01/2049 7,889 7,263
3.50%, 09/01/2049 6,948 6,394
3.50%, 09/01/2049 22,658 20,881
3.50%, 09/01/2049 7,392 6,805
3.50%, 11/01/2049 9,372 8,622
3.50%, 11/01/2049 10,761 10,001
3.50%, 12/01/2049 10,839 9,974
3.50%, 01/01/2050 31,132 28,701
3.50%, 02/01/2050 20,678 18,893
3.50%, 06/01/2050 18,291 16,838
3.50%, 08/01/2050 25,129 23,146
3.50%, 10/01/2050 23,956 22,014
3.50%, 01/01/2051 18,050 16,597
3.50%, 01/01/2051 26,007 24,055
3.50%, 04/01/2052 29,277 26,818
3.50%, 04/01/2052 39,072 35,851
4.00%, 02/01/2044 6,653 6,406
4.00%, 06/01/2046 9,236 8,892
4.00%, 10/01/2047 25,483 24,261
4.00%, 10/01/2048 7,200 6,854
4.00%, 03/01/2049 20,309 19,335
4.00%, 04/01/2049 22,481 21,403
4.00%, 06/01/2049 33,612 32,001
4.00%, 08/01/2049 25,892 24,652
4.00%, 10/01/2049 12,055 11,463
4.00%, 12/01/2049 18,382 17,596
4.00%, 01/01/2050 16,339 15,531
4.00%, 07/01/2050 35,902 34,171
4.00%, 02/01/2052 28,639 27,002
4.00%, 02/01/2052 29,777 28,124
4.00%, 02/01/2052 33,768 31,872
4.00%, 05/01/2052 35,460 33,364
4.00%, 05/01/2052 37,756 35,576
4.00%, 06/01/2052 30,258 28,599
4.50%, 06/01/2046 10,656 10,548
4.50%, 07/01/2052 34,993 33,817
4.50%, 07/01/2052 14,390 13,942
4.50%, 08/01/2052 30,542 29,670
4.50%, 08/01/2052 31,173 30,290
4.50%, 08/01/2052 34,752 33,694
4.50%, 09/01/2052 29,397 28,502
4.50%, 09/01/2052 31,194 30,393
4.50%, 09/01/2052 31,133 30,158
4.50%, 10/01/2052 31,358 30,501
4.50%, 10/01/2052 19,833 19,271
4.50%, 11/01/2052 32,890 31,890
4.50%, 11/01/2052 34,163 33,276
4.50%, 02/01/2053 29,191 28,310
4.50%, 11/01/2054 26,991 26,080
5.00%, 07/01/2052 32,974 32,986
5.00%, 09/01/2052 30,852 30,782
5.00%, 10/01/2052 30,002 29,930
5.00%, 10/01/2052 19,084 19,030
5.00%, 02/01/2053 29,606 29,606

Schedule of Investments
Core Fixed Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 03/01/2053 $ 30,680 $ 30,597
5.00%, 07/01/2053 31,197 31,174
5.00%, 09/01/2053 24,194 24,106
5.00%, 10/01/2053 36,207 36,019
5.00%, 10/01/2053 39,207 39,029
5.00%, 02/01/2054 35,643 35,449
5.00%, 11/01/2054 38,389 38,275
5.00%, 12/01/2054 38,157 37,943
5.00%, 11/01/2055 39,207 38,871
5.50%, 02/01/2053 28,003 28,523
5.50%, 03/01/2053 30,632 31,252
5.50%, 04/01/2053 28,803 29,383
5.50%, 07/01/2053 31,198 31,800
5.50%, 09/01/2053 31,595 32,218
5.50%, 09/01/2053 31,043 31,711
5.50%, 03/01/2054 25,238 25,685
5.50%, 06/01/2054 26,533 27,047
5.50%, 10/01/2054 35,039 35,722
5.50%, 12/01/2054 36,170 36,867
5.50%, 04/01/2055 36,233 36,724
5.50%, 04/01/2056 40,000 40,485
6.00%, 10/01/2053 30,091 31,245
$ 2,531,450
Government National Mortgage Association (GNMA) - 0 .09%
3.00%, 02/20/2046 10,255 9,263
U.S. Treasury - 14 .93%
0.38%, 09/30/2027 40,000 38,103
0.50%, 10/31/2027 40,000 38,058
0.75%, 01/31/2028 40,000 37,895
0.88%, 11/15/2030 40,000 34,838
1.13%, 02/15/2031 40,000 35,011
1.13%, 08/15/2040 55,000 34,070
1.25%, 08/15/2031 40,000 34,673
1.25%, 05/15/2050 40,000 18,756
1.38%, 08/15/2050 40,000 19,323
1.50%, 02/15/2030 40,000 36,570
1.63%, 11/15/2050 40,000 20,616
1.75%, 11/15/2029 40,000 37,141
1.75%, 08/15/2041 55,000 36,508
1.88%, 02/15/2032 40,000 35,403
1.88%, 02/15/2051 40,000 21,938
1.88%, 11/15/2051 55,000 29,822
2.00%, 08/15/2051 55,000 30,918
2.25%, 08/15/2027 40,000 39,194
2.25%, 11/15/2027 40,000 39,033
2.25%, 08/15/2046 50,000 32,275
2.25%, 08/15/2049 40,000 24,594
2.25%, 02/15/2052 50,000 29,742
2.38%, 05/15/2051 40,000 24,728
2.63%, 02/15/2029 40,000 38,648
2.75%, 07/31/2027
(j)
40,000 39,472
2.75%, 02/15/2028 40,000 39,217
2.75%, 08/15/2032 40,000 36,891
2.75%, 08/15/2042 50,000 37,916
2.75%, 08/15/2047 45,000 31,525
2.88%, 05/15/2028 40,000 39,205
2.88%, 08/15/2028 40,000 39,111
2.88%, 05/15/2052 45,000 30,804
3.00%, 11/15/2045 45,000 33,701
3.00%, 08/15/2048 40,000 29,016
3.00%, 08/15/2052 45,000 31,579
3.13%, 11/15/2028 40,000 39,248
3.38%, 05/15/2033 40,000 37,966
3.50%, 02/15/2033 40,000 38,356
3.63%, 02/15/2044 45,000 37,883
3.63%, 02/15/2053 40,000 31,695
3.63%, 05/15/2053 40,000 31,661
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.75%, 11/15/2043 $ 40,000 $ 34,367
3.88%, 08/15/2033 40,000 39,113
4.00%, 02/15/2034 40,000 39,291
4.00%, 11/15/2052 40,000 33,947
4.63%, 05/15/2054 40,000 37,659
$ 1,557,480
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,103,802
Total Investments $ 10,363,816
Other Assets and Liabilities -  0.66% 68,794
TOTAL NET ASSETS - 100.00% $ 10,432,610
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,918 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $864,506 or 8.29% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,540 or 0.08% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$5,921 or 0.06% of net assets.

Schedule of Investments
Core Fixed Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 97,792 $ 1,352,017 $ 1,322,125 $ 127,684
$ 97,792 $ 1,352,017 $ 1,322,125 $ 127,684
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 2,223 $ — $ — $ —
$ 2,223 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 6,688 0.06%
Total $ 6,688 0.06%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; June 2026 Long 1,247 $ 137,910 $ (580)
US 2 Year Treasury Note; June 2026 Long 3,823 791,839 (7,042)
US Ultra Bond; June 2026 Short 396 45,552 2,202
Total $ (5,420)
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11.38% Shares Held Value (000's)
Exchange-Traded Funds - 7.94%
iShares Broad USD High Yield Corporate Bond
ETF
(a)
568,000 $ 21,147
Vanguard Emerging Markets Government Bond
ETF
(a)
150,000 10,040
Vanguard Short-Term Corporate Bond ETF
(a)
98,000 7,768
$ 38,955
Money Market Funds - 3.44%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(b),(c)
697,866 697
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(b),(c),(d)
16,140,658 16,141
$ 16,838
TOTAL INVESTMENT COMPANIES $ 55,793
COMMON STOCKS - 0.00% Shares Held Value (000's)
Oil & Gas - 0.00%
Mesquite Energy Inc
(e),(f)
2,036 $ 16
Retail - 0.00%
Claire's Holdings LLC
(e),(f)
232 —
TOTAL COMMON STOCKS $ 16
BONDS - 62.75%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.59%
Boeing Co/The
5.15%, 05/01/2030 $ 200 $ 203
5.81%, 05/01/2050 1,760 1,715
7.01%, 05/01/2064 340 380
Bombardier Inc
7.50%, 02/01/2029
(g)
150 156
Honeywell Aerospace Inc
4.60%, 03/16/2033
(g)
335 331
4.95%, 03/16/2036
(g)
395 391
5.62%, 03/16/2046
(g)
230 226
5.73%, 03/16/2056
(g)
395 388
Northrop Grumman Corp
4.03%, 10/15/2047 190 149
4.95%, 03/15/2053 250 221
5.20%, 06/01/2054
(a)
490 449
5.25%, 07/15/2035 220 225
RTX Corp
3.03%, 03/15/2052 530 337
4.63%, 11/16/2048 100 85
5.38%, 02/27/2053 425 400
6.10%, 03/15/2034 545 587
6.40%, 03/15/2054 260 280
Spirit AeroSystems Inc
4.60%, 06/15/2028 240 240
TransDigm Inc
6.38%, 03/01/2029
(g)
270 275
6.75%, 01/31/2034
(g)
727 747
$ 7,785
Agriculture - 0.65%
BAT Capital Corp
4.63%, 03/22/2033 260 255
4.76%, 09/06/2049 125 104
5.83%, 02/20/2031 305 319
7.08%, 08/02/2053 825 913
Philip Morris International Inc
4.63%, 10/29/2035 505 487
4.88%, 04/29/2036 480 470
Reynolds American Inc
5.70%, 08/15/2035 635 653
$ 3,201
Airlines - 1.21%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 7 6
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
385 385
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
$ 1,145 $ 1,133
5.31%, 10/20/2031
(g)
405 398
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
1,292 1,293
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(a),(g)
200 194
OneSky Flight LLC
8.88%, 12/15/2029
(g)
31 33
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 681 684
United Airlines Holdings Inc
4.88%, 03/01/2029 1,550 1,527
5.38%, 03/01/2031 270 266
$ 5,919
Automobile Asset Backed Securities - 3.27%
AutoNation Finance Trust 2025-1
5.63%, 09/10/2032
(g)
555 560
BofA Auto Trust 2025-1
4.19%, 11/22/2027
(g)
134 134
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(g)
1,559 1,560
Drive Auto Receivables Trust 2025-2
4.29%, 10/16/2028 1,009 1,009
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(g)
500 501
GLS Auto Select Receivables Issuer Trust 2026-1
5.25%, 04/18/2033
(g)
250 248
Mercedes-Benz Auto Lease Trust 2025-A
4.16%, 04/17/2028 1,246 1,247
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
4.61%, 04/16/2029 1,900 1,912
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 224 224
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 1,437 1,439
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 1,542 1,543
Santander Drive Auto Receivables Trust 2026-1
4.04%, 03/15/2029 1,100 1,100
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(g)
1,336 1,337
Volkswagen Auto Lease Trust 2025-B
3.97%, 04/20/2028 1,044 1,043
Wheels Fleet Lease Funding 1 LLC
4.33%, 01/18/2040
(g)
1,403 1,406
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 279 280
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 493 493
$ 16,036
Automobile Manufacturers - 0.96%
Ford Motor Co
3.25%, 02/12/2032 330 290
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
5.80%, 03/08/2029 1,420 1,439
6.13%, 03/08/2034 335 336
6.80%, 11/07/2028 300 311
General Motors Financial Co Inc
4.75%, 04/06/2029 690 691

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Hyundai Capital America
4.50%, 09/18/2030
(g)
$ 590 $ 581
5.00%, 04/07/2031
(g)
410 411
5.30%, 06/24/2029
(g)
345 350
6.50%, 01/16/2029
(g)
265 277
$ 4,709
Automobile Parts & Equipment - 0.02%
Phinia Inc
6.75%, 04/15/2029
(g)
95 97
Banks - 9.65%
AIB Group PLC
5.32%, 05/15/2031
(g),(h)
355 362
Secured Overnight Financing Rate + 1.65%
5.87%, 03/28/2035
(g),(h)
815 845
Secured Overnight Financing Rate + 1.91%
Banco Bilbao Vizcaya Argentaria SA
4.97%, 05/08/2031
(i)
400 400
Banco Nacional de Mexico SA
6.70%, 08/07/2036
(g),(h),(i),(j)
400 400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of America Corp
2.68%, 06/19/2041
(h)
1,335 959
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(h)
1,336 1,212
Secured Overnight Financing Rate + 1.32%
5.49%, 04/23/2037
(h)
300 298
Secured Overnight Financing Rate + 1.57%
Barclays PLC
4.52%, 02/24/2032
(h)
485 475
Secured Overnight Financing Rate + 1.14%
5.34%, 09/10/2035
(h)
540 536
Secured Overnight Financing Rate + 1.91%
CaixaBank SA
4.82%, 04/22/2032
(g),(h)
200 199
Secured Overnight Financing Rate + 1.21%
5.58%, 07/03/2036
(g),(h)
490 494
Secured Overnight Financing Rate + 1.79%
Citigroup Inc
3.79%, 03/17/2033
(h)
1,455 1,369
Secured Overnight Financing Rate + 1.94%
5.17%, 09/11/2036
(h)
315 312
Secured Overnight Financing Rate + 1.49%
Cooperatieve Rabobank UA
4.99%, 05/27/2031
(g),(h)
330 333
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Danske Bank A/S
4.61%, 10/02/2030
(g),(h)
345 344
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(g),(h)
355 357
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
4.73%, 02/06/2032
(h)
1,120 1,102
Secured Overnight Financing Rate + 1.14%
4.95%, 08/04/2031
(h)
1,310 1,306
Secured Overnight Financing Rate + 1.30%
5.06%, 04/14/2032
(h)
575 574
Secured Overnight Financing Rate + 1.41%
5.30%, 05/09/2031
(h)
410 415
Secured Overnight Financing Rate + 1.72%
Goldman Sachs Group Inc/The
4.52%, 01/21/2032
(h)
725 714
Secured Overnight Financing Rate + 0.96%
4.94%, 10/21/2036
(h)
680 660
Secured Overnight Financing Rate + 1.33%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
5.02%, 10/23/2035
(h)
$ 570 $ 561
Secured Overnight Financing Rate + 1.42%
5.07%, 01/21/2037
(h)
1,450 1,418
Secured Overnight Financing Rate + 1.19%
5.39%, 02/02/2041
(h)
1,450 1,411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.18%
5.56%, 11/19/2045
(h)
425 409
Secured Overnight Financing Rate + 1.58%
HSBC Holdings PLC
5.13%, 11/06/2036
(h)
605 593
Secured Overnight Financing Rate + 1.43%
5.24%, 05/13/2031
(h)
1,060 1,076
Secured Overnight Financing Rate + 1.57%
5.74%, 09/10/2036
(h)
330 331
Secured Overnight Financing Rate + 1.96%
Huntington Bancshares Inc/OH
4.62%, 01/28/2032
(h)
150 148
Secured Overnight Financing Rate + 0.99%
5.61%, 01/28/2041
(h)
510 498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
5.71%, 02/02/2035
(h)
1,945 1,990
Secured Overnight Financing Rate + 1.87%
JPMorgan Chase & Co
4.90%, 01/22/2037
(h)
220 215
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(h)
2,055 2,061
Secured Overnight Financing Rate + 2.08%
5.34%, 01/23/2035
(h)
150 152
Secured Overnight Financing Rate + 1.62%
5.58%, 07/23/2036
(h)
640 649
Secured Overnight Financing Rate + 1.64%
6.50%, 04/01/2030
(h),(k)
565 580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
Keybank National Association
5.00%, 01/26/2033 1,000 990
KeyCorp
5.12%, 04/04/2031
(h)
575 581
Secured Overnight Financing Rate + 1.23%
5.31%, 01/28/2037
(h)
295 290
Secured Overnight Financing Rate + 1.37%
6.40%, 03/06/2035
(h)
225 239
Secured Overnight Financing Rate + 2.42%
Morgan Stanley
2.48%, 09/16/2036
(h)
1,140 987
Secured Overnight Financing Rate + 1.36%
4.49%, 01/16/2032
(h)
435 428
Secured Overnight Financing Rate + 0.95%
4.71%, 03/12/2032
(h)
660 655
Secured Overnight Financing Rate + 1.20%
4.81%, 04/16/2032
(a),(h)
695 693
Secured Overnight Financing Rate + 1.18%
5.31%, 01/18/2041
(h)
900 876
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.32%, 07/19/2035
(h)
3,150 3,175
Secured Overnight Financing Rate + 1.56%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(h)
1,780 1,778
Secured Overnight Financing Rate + 1.08%
NatWest Group PLC
5.12%, 05/23/2031
(h)
300 303
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
5.37%, 07/21/2036
(h)
$ 340 $ 342
Secured Overnight Financing Rate + 1.42%
5.42%, 01/25/2041
(h)
495 486
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.58%, 01/29/2036
(h)
350 358
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(h)
1,680 1,732
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(h)
571 632
Secured Overnight Financing Rate + 2.28%
Scotiabank Peru SAA
6.10%, 10/01/2035
(a),(g),(h)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%
Texas Capital Bancshares Inc
5.30%, 02/27/2032
(h)
490 486
Secured Overnight Financing Rate + 1.94%
Truist Financial Corp
4.60%, 01/27/2032
(h)
575 569
Secured Overnight Financing Rate + 0.97%
4.68%, 04/23/2032
(h)
640 634
Secured Overnight Financing Rate + 1.09%
UBS Group AG
5.43%, 02/08/2030
(g),(h)
405 413
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
7.00%, 02/10/2030
(g),(h),(j),(k)
971 993
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
2.49%, 11/03/2036
(h)
1,535 1,334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
5.03%, 01/26/2037
(h)
375 369
Secured Overnight Financing Rate + 1.10%
5.68%, 01/23/2035
(h)
1,215 1,256
Secured Overnight Financing Rate + 1.86%
Westpac Banking Corp
4.11%, 07/24/2034
(h)
625 611
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Zions Bancorp NA
4.70%, 08/18/2028
(h)
160 160
Secured Overnight Financing Rate + 1.16%
$ 47,333
Biotechnology - 0.11%
Amgen Inc
5.60%, 03/02/2043 265 261
CSL Finance PLC
4.75%, 04/27/2052
(g)
335 284
$ 545
Building Materials - 0.42%
Ameritex Holdco Intermediate LLC
7.63%, 08/15/2033
(g)
765 795
Cemex SAB de CV
7.20%, 06/10/2030
(g),(h),(k)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
1,032 1,031
$ 2,033
Chemicals - 0.64%
CF Industries Inc
5.30%, 11/26/2035 650 651
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
555 527
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
International Flavors & Fragrances Inc
3.47%, 12/01/2050
(g)
$ 290 $ 194
OCP SA
6.10%, 04/30/2030
(g)
320 326
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
375 365
6.25%, 10/01/2029
(g)
205 200
Sociedad Quimica y Minera de Chile SA
5.63%, 04/22/2056
(g),(h)
900 894
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
$ 3,157
Commercial Mortgage Backed Securities - 5.99%
ALA Trust 2025-OANA
5.40%, 06/15/2040
(g)
1,000 1,004
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
BBCMS Mortgage Trust 2024-C24
5.42%, 02/15/2057 750 770
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(l)
2,500 2,588
BBCMS Mortgage Trust 2025-5C38
5.15%, 11/15/2058 750 762
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 449
BFLD Commercial Mortgage Trust 2025-5MW
4.83%, 10/10/2042
(g),(l)
750 745
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(g),(l)
2,625 2,659
BRCK Trust 2025-830B
0.28%, 12/10/2030
(g),(l),(m)
34,000 308
BSTN Commercial Mortgage Trust 2025-1C
5.55%, 06/15/2044
(g),(l)
3,000 3,057
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(g)
1,000 1,012
BX Commercial Mortgage Trust 2026-VLT9
5.35%, 03/15/2045
(g)
1,000 998
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2025-ARIA
5.20%, 12/13/2042
(g),(l)
500 503
BX Trust 2025-VLT6
5.10%, 03/15/2042
(g)
2,000 1,991
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
BX Trust 2026-OPTM
4.85%, 03/15/2039
(g)
1,000 997
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
BXHPP Trust 2021-FILM
4.42%, 08/15/2036
(g)
500 476
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,421
COMM 2025-167G Mortgage Trust
5.50%, 08/10/2040
(g)
800 790
ELM Trust 2024-ELM
5.99%, 06/10/2039
(g),(l)
2,000 2,001
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 2,000 1,757
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.85%, 11/15/2047
(l),(m)
928 —
KRE Commercial Mortgage Trust 2026-ICNA
5.50%, 05/15/2043
(g)
2,500 2,506
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.85%

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LBA Trust 2024-7IND
5.10%, 10/15/2041
(g)
$ 533 $ 533
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
ORL Trust 2024-GLKS
5.15%, 12/15/2039
(g)
1,000 1,002
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
4.66%, 01/15/2039
(g)
800 800
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
Wells Fargo Commercial Mortgage Trust 2025-5C7
4.32%, 12/15/2058 234 232
$ 29,361
Commercial Services - 0.42%
EquipmentShare.com Inc
8.00%, 03/15/2033
(g)
516 541
8.63%, 05/15/2032
(g)
47 50
Garda World Security Corp
6.00%, 06/01/2029
(g)
405 397
8.38%, 11/15/2032
(g)
325 335
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(g)
245 245
Veritiv Operating Co
10.50%, 11/30/2030
(g)
315 332
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
180 178
$ 2,078
Computers - 0.84%
Hewlett Packard Enterprise Co
4.40%, 10/15/2030 700 688
4.55%, 10/15/2029 835 832
5.00%, 10/15/2034 900 879
5.25%, 04/01/2033 670 672
5.60%, 10/15/2054 355 321
International Business Machines Corp
5.70%, 02/10/2055 275 258
McAfee Corp
7.38%, 02/15/2030
(g)
565 458
$ 4,108
Consumer Products - 0.04%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
293 179
Credit Card Asset Backed Securities - 1.01%
American Express Credit Account Master Trust
5.24%, 04/15/2031 4,045 4,167
WF Card Issuance Trust
4.34%, 05/15/2030 800 803
$ 4,970
Diversified Financial Services - 3.70%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 870 838
4.13%, 02/28/2029 750 741
6.95%, 03/10/2055
(h)
455 471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Affiliated Managers Group Inc
5.50%, 02/15/2036 225 222
Aircastle Ltd / Aircastle Ireland DAC
5.00%, 09/15/2030
(g)
405 405
5.75%, 10/01/2031
(g)
910 933
Atlas Warehouse Lending Co LP
4.95%, 11/15/2030
(g)
1,070 1,052
5.25%, 01/15/2033
(g)
250 245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd
4.85%, 04/01/2033
(g)
$ 475 $ 458
Charles Schwab Corp/The
4.91%, 11/14/2036
(h)
870 849
Secured Overnight Financing Rate + 1.23%
5.85%, 05/19/2034
(h)
200 210
Secured Overnight Financing Rate + 2.50%
Citadel Finance LLC
4.75%, 02/14/2029
(g)
500 492
5.90%, 02/10/2030
(g)
1,000 1,008
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032
(g)
250 247
5.50%, 06/18/2030
(g)
500 508
6.20%, 06/18/2035
(g)
900 920
Credit Acceptance Corp
6.63%, 03/15/2030
(g)
514 512
9.25%, 12/15/2028
(g)
430 448
Equitable America Global Funding
4.95%, 06/09/2030
(g)
250 251
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(g)
15 15
9.13%, 05/15/2031
(g)
610 632
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
923 936
ILFC E-Capital Trust II
6.63%, 12/21/2065
(a),(g)
245 214
CME Term Secured Overnight Financing
Rate 3 Month + 0.00%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
1,323 1,330
6.75%, 05/01/2033
(g)
1,237 1,271
OneMain Finance Corp
3.50%, 01/15/2027 410 405
4.00%, 09/15/2030 30 28
6.63%, 01/15/2028 35 36
7.13%, 11/15/2031 318 322
7.50%, 05/15/2031 605 620
Rfna LP
7.88%, 02/15/2030
(g)
540 536
Rocket Cos Inc
6.13%, 08/01/2030
(g)
245 249
SLM Corp
3.13%, 11/02/2026 335 331
TrueNoord Capital DAC
8.75%, 03/01/2030
(g)
415 423
$ 18,158
Electric - 3.60%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
200 196
Alliant Energy Finance LLC
5.40%, 06/06/2027
(g)
625 629
5.95%, 03/30/2029
(g)
305 315
Atlantica Sustainable Infrastructure Ltd
4.13%, 06/15/2028
(g)
222 217
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 540 444
Black Hills Corp
4.55%, 01/31/2031 360 357
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g)
741 736
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
315 313
CMS Energy Corp
6.50%, 06/01/2055
(h)
1,070 1,096
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Carolinas LLC
3.75%, 06/01/2045 $ 500 $ 382
Duke Energy Florida LLC
6.20%, 11/15/2053 275 288
Evergy Missouri West Inc
5.25%, 12/15/2035
(g)
325 321
Exelon Corp
5.60%, 03/15/2053 250 236
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(g)
248 256
Indiana Michigan Power Co
5.60%, 03/15/2056 170 164
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
345 333
Interstate Power and Light Co
5.60%, 06/29/2035 1,230 1,263
Louisville Gas and Electric Co
5.85%, 08/15/2055 190 189
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 400 408
6.38%, 08/15/2055
(h)
625 638
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(h)
915 939
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.41%, 10/15/2035
(g)
250 245
5.75%, 01/15/2034
(g)
383 380
5.88%, 05/15/2034
(g)
180 179
6.00%, 01/15/2036
(g)
383 380
6.13%, 05/15/2036
(g)
180 179
Pacific Gas and Electric Co
6.00%, 05/01/2056 335 319
Public Service Co of Colorado
5.25%, 04/01/2053 225 204
Puget Sound Energy Inc
5.60%, 09/15/2055 235 227
Saavi Energia Sarl
8.88%, 02/10/2035
(g)
455 506
Southern Co/The
5.70%, 03/15/2034 640 663
Southern Power Co
4.90%, 10/01/2035 495 479
Vistra Corp
7.00%, 12/15/2026
(g),(h),(k)
946 949
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
VoltaGrid LLC
7.38%, 11/01/2030
(g)
675 701
WEC Energy Group Inc
5.63%, 05/15/2056
(h)
555 552
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
Xcel Energy Inc
5.45%, 08/15/2033 1,520 1,553
5.75%, 12/03/2056
(h)
445 440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 17,676
Engineering & Construction - 0.29%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(g)
440 450
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
400 399
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
$ 575 $ 572
$ 1,421
Entertainment - 0.43%
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
540 521
6.50%, 02/15/2032
(g)
535 520
Cinemark USA Inc
5.25%, 07/15/2028
(g)
515 513
7.00%, 08/01/2032
(g)
55 57
Discovery Global Holdings Inc
5.05%, 03/15/2042 507 361
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
150 159
$ 2,131
Environmental Control - 0.14%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
270 266
Waste Connections Inc
4.80%, 07/15/2036 435 426
$ 692
Food - 1.80%
B&G Foods Inc
5.25%, 09/15/2027 100 96
8.00%, 09/15/2028
(a),(g)
644 638
Chobani LLC / Chobani Finance Corp Inc
6.38%, 04/15/2034
(g)
480 490
7.63%, 07/01/2029
(g)
345 356
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
345 356
Grupo Nutresa SA
8.00%, 05/12/2030
(g)
300 317
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
4.38%, 02/02/2052 1,421 1,070
5.50%, 01/15/2036 250 249
5.63%, 03/10/2037
(g)
920 918
5.95%, 04/20/2035 775 802
6.25%, 03/01/2056 435 420
6.38%, 02/25/2055 340 337
6.40%, 05/10/2057
(g)
425 418
6.75%, 03/15/2034 20 22
Mars Inc
5.20%, 03/01/2035
(g)
1,360 1,372
5.70%, 05/01/2055
(g)
1,009 982
$ 8,843
Forest Products & Paper - 0.02%
Mercer International Inc
5.13%, 02/01/2029
(a)
110 44
12.88%, 10/01/2028
(a),(g)
100 50
$ 94
Gas - 0.44%
Boston Gas Co
5.84%, 01/10/2035
(g)
250 262
Grupo Energia Bogota SA ESP
5.75%, 10/22/2035
(g)
400 390
NiSource Inc
6.95%, 11/30/2054
(h)
835 863
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
6.00%, 06/15/2055 655 657
$ 2,172

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0.34%
Abbott Laboratories
4.30%, 03/15/2033 $ 650 $ 635
4.65%, 03/15/2036 430 417
5.50%, 03/15/2056 645 624
$ 1,676
Healthcare - Services - 0.65%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
345 338
Centene Corp
4.25%, 12/15/2027 67 67
Global Medical Response Inc
7.38%, 10/01/2032
(g)
215 224
HCA Inc
5.30%, 05/15/2036 475 471
5.45%, 04/01/2031 265 272
LifePoint Health Inc
8.38%, 02/15/2032
(g)
706 741
Tenet Healthcare Corp
6.13%, 06/15/2030 261 262
UnitedHealth Group Inc
4.75%, 05/15/2052 625 528
5.75%, 07/15/2064 320 306
$ 3,209
Home Builders - 0.16%
Adams Homes Inc
9.25%, 10/15/2028
(g)
285 295
K Hovnanian Enterprises Inc
8.38%, 10/01/2033
(g)
485 487
$ 782
Home Equity Asset Backed Securities - 0.12%
Chase Funding Trust Series 2003-5
4.37%, 07/25/2033 347 347
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
First NLC Trust 2005-1
4.26%, 05/25/2035 138 124
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
2.70%, 03/25/2035 207 119
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 590
Insurance - 1.04%
Allianz SE
6.55%, 10/30/2033
(g),(h),(j),(k)
400 405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
American International Group Inc
5.45%, 05/07/2035 295 301
Aon North America Inc
5.75%, 03/01/2054 685 659
Arthur J Gallagher & Co
5.55%, 02/15/2055 45 42
Asurion LLC/ Asurion Co-Issuer Inc
8.00%, 12/31/2032
(g)
700 731
8.38%, 02/01/2034
(g)
125 123
Corebridge Financial Inc
5.75%, 01/15/2034 235 242
Markel Group Inc
6.00%, 05/16/2054 210 205
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 160 167
MetLife Inc
5.00%, 07/15/2052 140 125
5.85%, 03/15/2056
(h)
505 498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Northwestern Mutual Life Insurance Co/The
6.17%, 05/29/2055
(g)
$ 300 $ 309
Protective Life Corp
4.70%, 01/15/2031
(g)
130 129
Sompo Holdings Inc
5.41%, 04/22/2037
(g),(h)
635 625
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(g)
200 160
Willis North America Inc
4.55%, 03/15/2031 405 400
$ 5,121
Internet - 0.77%
Amazon.com Inc
5.80%, 03/13/2056 255 251
Beignet Investor LLC
6.58%, 05/30/2049
(g)
1,160 1,198
MercadoLibre Inc
4.90%, 01/15/2033 500 490
Meta Platforms Inc
4.45%, 08/15/2052 955 742
5.25%, 05/15/2036
(i)
395 394
6.30%, 05/15/2056
(i)
700 701
$ 3,776
Investment Companies - 0.45%
HA Sustainable Infrastructure Capital Inc
7.13%, 11/15/2056
(h)
375 379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.48%
8.00%, 06/01/2056
(h)
795 844
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
22 22
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 675 592
5.25%, 05/15/2027 155 153
10.00%, 11/15/2029
(g)
222 224
$ 2,214
Iron & Steel - 0.12%
Vale Overseas Ltd
6.00%, 02/25/2056
(g),(h)
600 602
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
Leisure Products & Services - 0.09%
NCL Finance Ltd
6.13%, 03/15/2028
(g)
340 345
Patrick Industries Inc
4.75%, 05/01/2029
(g)
75 74
$ 419
Lodging - 0.16%
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
805 799
Machinery - Diversified - 0.12%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
550 574
Media - 1.10%
AMC Global Media Inc
10.50%, 07/15/2032
(g)
163 168
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
514 479
4.50%, 06/01/2033
(g)
48 41
5.38%, 06/01/2029
(g)
205 202

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 $ 860 $ 541
Directv Financing LLC
8.88%, 02/01/2030
(g)
340 346
8.88%, 02/01/2030
(g)
299 305
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
21 21
10.00%, 02/15/2031
(g)
35 36
Discovery Communications LLC
3.63%, 05/15/2030 55 52
4.13%, 05/15/2029 215 210
DISH DBS Corp
5.25%, 12/01/2026
(g)
270 267
DISH Network Corp
11.75%, 11/15/2027
(g)
347 358
EchoStar Corp
10.75%, 11/30/2029 916 995
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
96 92
7.75%, 08/15/2030
(g)
276 266
Sinclair Television Group Inc
8.13%, 02/15/2033
(g)
731 757
Ziggo BV
4.88%, 01/15/2030
(g)
261 245
$ 5,381
Metal Fabrication & Hardware - 0.08%
TMS International Corp/DE
6.25%, 04/15/2029
(g)
385 376
Mining - 0.75%
Anglo American Capital PLC
5.25%, 03/19/2036
(g)
460 452
Antofagasta PLC
5.63%, 09/09/2035
(g)
300 304
First Quantum Minerals Ltd
6.38%, 02/15/2036
(g)
200 197
8.00%, 03/01/2033
(g)
550 578
Glencore Funding LLC
4.90%, 07/01/2031
(g)
660 661
5.19%, 04/01/2030
(g)
560 569
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
580 607
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(g)
270 284
$ 3,652
Mortgage Backed Securities - 2.80%
Fannie Mae REMICS
2.29%, 08/25/2049
(m)
5,015 530
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.29%, 06/25/2050
(m)
2,178 241
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.34%, 08/25/2043
(m)
970 94
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.34%, 12/25/2044
(m)
4,357 424
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.39%, 01/25/2048
(m)
1,428 166
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.44%, 03/25/2048
(m)
1,739 203
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
2.44%, 06/25/2048
(m)
$ 1,935 $ 222
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(m)
64 1
3.00%, 09/25/2050
(m)
1,760 278
3.50%, 09/25/2027
(m)
139 2
3.50%, 11/25/2027
(m)
30 —
3.50%, 05/25/2028
(m)
37 —
4.00%, 04/25/2043
(m)
70 3
Freddie Mac REMICS
2.00%, 02/15/2036 13 13
2.39%, 06/25/2050
(m)
1,976 225
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(m)
51 —
3.00%, 10/15/2027
(m)
32 —
3.00%, 02/15/2029
(m)
128 1
3.50%, 02/15/2028
(m)
57 1
3.50%, 03/15/2041
(m)
356 8
4.20%, 05/15/2049 1,889 1,861
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
1.86%, 04/20/2052
(m)
2,137 208
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
2.27%, 12/16/2043
(m)
2,120 186
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.27%, 05/20/2046
(m)
241 26
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.27%, 03/20/2050
(m)
2,790 327
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.32%, 11/20/2046
(m)
1,802 196
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.37%, 08/20/2044
(m)
797 89
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
2.37%, 03/20/2047
(m)
993 116
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
2.42%, 10/20/2045
(m)
817 92
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.42%, 08/20/2047
(m)
3,654 483
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.42%, 08/20/2047
(m)
404 57
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.42%, 11/20/2047
(m)
613 73
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.47%, 06/20/2045
(m)
1,054 125
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
2.47%, 10/20/2047
(m)
1,539 221
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
2.50%, 12/20/2050
(m)
2,429 380
2.52%, 08/20/2050
(m)
2,162 278
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
2.52%, 11/20/2050
(m)
$ 1,561 $ 215
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.52%, 06/20/2051
(m)
3,061 412
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.52%, 08/20/2051
(m)
1,450 179
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.61%, 09/20/2050
(m)
1,591 222
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.94%, 04/20/2041
(m)
408 50
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
3.00%, 07/20/2050
(m)
471 74
3.00%, 11/20/2050
(m)
1,268 215
3.00%, 11/20/2050
(m)
1,754 292
3.00%, 11/20/2050
(m)
2,034 359
3.50%, 01/20/2043
(m)
1,508 231
3.50%, 10/20/2049
(m)
723 136
4.00%, 09/20/2040
(m)
121 2
4.50%, 05/16/2043
(m)
623 100
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(g),(l)
1,026 1,030
JP Morgan Mortgage Trust 2026-ACES1
4.89%, 04/25/2066
(g),(l)
1,198 1,189
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(g),(l)
271 271
Sequoia Mortgage Trust 2024-2
5.97%, 03/25/2054
(g),(l)
429 429
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(g),(l)
592 592
Sequoia Mortgage Trust 2025-S2
4.00%, 11/25/2055
(g),(l)
620 595
$ 13,723
Oil & Gas - 1.01%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
408 426
Chord Energy Corp
6.00%, 10/01/2030
(g)
330 336
ConocoPhillips Co
5.50%, 01/15/2055 225 214
Diamondback Energy Inc
5.75%, 04/18/2054 735 705
Ecopetrol SA
8.88%, 01/13/2033 250 269
Matador Resources Co
6.00%, 04/15/2034
(g)
155 156
6.25%, 04/15/2033
(g)
971 987
Northern Oil & Gas Inc
7.88%, 10/15/2033
(g)
802 831
Pertamina Persero PT
3.10%, 08/27/2030
(g)
200 186
Petroleos Mexicanos
7.69%, 01/23/2050 225 206
Sunoco LP
5.88%, 03/15/2034
(g)
643 641
$ 4,957
Oil & Gas Services - 0.11%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
5.85%, 06/15/2056 510 503
Enerflex Inc
6.88%, 01/15/2031
(g)
55 57
$ 560
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 6.24%
Bluepeak ABS Issuer LLC
5.86%, 12/20/2055
(g)
$ 500 $ 506
6.49%, 12/20/2055
(g)
250 253
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.08%, 03/20/2056
(g)
750 743
5.52%, 12/20/2055
(g)
825 832
6.00%, 05/20/2055
(g)
1,000 1,016
DataBank Issuer
5.81%, 02/25/2056
(g)
630 630
Flexential Issuer LLC
6.00%, 03/25/2061
(g)
2,000 1,980
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(g)
525 527
Iskandar Enterprise LLC
5.05%, 04/17/2056
(g),(i)
1,000 1,000
Kinetic ABS Issuer LLC
5.22%, 02/25/2056
(g)
3,250 3,240
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(g)
2,000 2,005
MetroNet Infrastructure Issuer LLC
5.16%, 12/20/2055
(g)
2,800 2,797
5.27%, 04/20/2056
(g)
2,500 2,507
QTS Issuer ABS II LLC
5.85%, 01/05/2056
(g)
575 569
Summit Issuer LLC
5.21%, 11/20/2055
(g)
2,000 2,001
Switch ABS Issuer LLC
5.12%, 10/25/2055
(g)
2,165 2,134
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(g)
235 239
Zayo Issuer LLC
5.55%, 04/20/2056
(g)
2,250 2,244
5.57%, 10/20/2055
(g)
2,600 2,588
5.72%, 10/20/2055
(g)
300 294
5.95%, 06/20/2055
(g)
1,700 1,727
6.04%, 04/20/2056
(g)
750 749
$ 30,581
Packaging & Containers - 0.65%
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
115 113
6.75%, 04/15/2032
(g)
310 292
LABL Inc
0.00%, 11/01/2028
(e),(g)
185 80
0.00%, 11/01/2028
(e),(g)
310 133
0.00%, 10/01/2031
(e),(g)
100 43
LABL Inc DIP
10.39%, 11/30/2026 94 94
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(g)
484 489
9.25%, 04/15/2030
(g)
314 299
Packaging Corp of America
5.20%, 08/15/2035 760 758
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 845 860
$ 3,161
Pharmaceuticals - 1.04%
1261229 BC Ltd
10.00%, 04/15/2032
(g)
310 320
AbbVie Inc
4.25%, 11/21/2049 615 496
4.75%, 03/15/2036 510 499
5.50%, 03/15/2064 130 123
5.55%, 03/15/2056 335 325
Adapthealth LLC
6.13%, 08/01/2028
(g)
290 290
CVS Health Corp
5.45%, 09/15/2035 475 479

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Endo Finance Holdings LP
8.50%, 04/15/2031
(g)
$ 685 $ 726
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 279
Novartis Capital Corp
5.70%, 03/18/2056 460 461
Zoetis Inc
5.00%, 08/17/2035 1,095 1,090
$ 5,088
Pipelines - 1.50%
Cheniere Energy Inc
5.65%, 04/15/2034 605 623
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,440 1,410
Energy Transfer LP
5.15%, 03/15/2045 750 658
5.95%, 05/15/2054 610 576
6.50%, 02/15/2056
(h)
1,008 1,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
91 92
Kinder Morgan Inc
5.40%, 02/01/2034 335 343
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g)
170 176
ONEOK Inc
4.75%, 10/15/2031 570 566
5.70%, 11/01/2054 600 547
Transcontinental Gas Pipe Line Co LLC
5.75%, 03/15/2056 145 141
Venture Global LNG Inc
8.38%, 06/01/2031
(g)
160 167
9.00%, 09/30/2029
(g),(h),(k)
437 432
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(g)
545 595
$ 7,337
REITs - 0.91%
American Homes 4 Rent LP
3.38%, 07/15/2051 350 228
4.95%, 06/15/2030 175 176
Arbor Realty SR Inc
7.88%, 07/15/2030
(g)
405 383
8.50%, 12/15/2028
(a),(g)
560 555
CFE Fibra E
5.88%, 09/23/2040
(g)
394 392
EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM
7.38%, 09/30/2030
(g)
665 661
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
514 503
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
270 263
7.00%, 02/01/2030
(g)
150 153
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
625 604
XHR LP
4.88%, 06/01/2029
(g)
511 501
6.63%, 05/15/2030
(g)
25 26
$ 4,445
Retail - 0.64%
Carvana Co
9.00%, 06/01/2030
(g),(l)
475 494
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
El Puerto de Liverpool SAB de CV
5.75%, 02/10/2038
(g)
$ 200 $ 192
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
335 326
Michaels Cos Inc/The
11.00%, 03/15/2034
(g)
315 304
Park River Holdings Inc
8.00%, 03/15/2031
(g)
555 558
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
657 580
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
655 686
$ 3,140
Semiconductors - 1.93%
Broadcom Inc
3.42%, 04/15/2033 2,615 2,396
4.35%, 02/15/2030 450 448
4.55%, 02/15/2032 215 214
4.60%, 01/15/2033 865 855
5.05%, 07/12/2029 300 306
5.15%, 11/15/2031 340 348
5.20%, 07/15/2035 675 681
Intel Corp
4.75%, 03/25/2050 575 472
5.30%, 05/15/2036 540 538
Kioxia Holdings Corp
6.25%, 07/24/2030
(g)
200 206
6.63%, 07/24/2033
(g)
200 209
Marvell Technology Inc
2.95%, 04/15/2031 465 429
4.75%, 07/15/2030 250 251
5.30%, 04/15/2036 1,205 1,205
5.45%, 07/15/2035 360 368
5.95%, 09/15/2033 510 539
$ 9,465
Shipbuilding - 0.05%
Huntington Ingalls Industries Inc
5.75%, 01/15/2035 250 259
Software - 0.69%
Cloud Software Group Inc
9.00%, 09/30/2029
(g)
185 182
OAK-Eagle Acquireco Inc
7.25%, 07/01/2033
(g)
528 544
Oracle Corp
3.95%, 03/25/2051 915 575
4.00%, 07/15/2046 250 167
4.90%, 02/06/2033 165 157
5.20%, 09/26/2035 410 382
5.38%, 09/27/2054 275 212
5.55%, 02/06/2053 560 445
Synopsys Inc
5.15%, 04/01/2035 390 390
5.70%, 04/01/2055 330 317
$ 3,371
Sovereign - 0.47%
Brazilian Government International Bond
6.25%, 05/22/2036 700 696
Colombia Government International Bond
6.13%, 01/21/2031 300 299
Israel Government International Bond
5.00%, 01/13/2036 550 534
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(g)
300 324
Republic of South Africa Government International
Bond
7.25%, 12/11/2055
(g)
200 189

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Romanian Government International Bond
5.75%, 07/04/2036
(g)
$ 300 $ 283
$ 2,325
Telecommunications - 1.22%
Altice France SA
6.50%, 04/15/2032
(g)
230 226
9.50%, 11/01/2029
(g)
637 650
AT&T Inc
3.50%, 09/15/2053 323 209
3.55%, 09/15/2055 855 551
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(g)
1,036 1,078
Level 3 Financing Inc
8.50%, 01/15/2036
(g)
280 300
Telecom Argentina SA
9.50%, 07/18/2031
(g)
200 214
T-Mobile USA Inc
3.40%, 10/15/2052 420 274
4.63%, 01/15/2033 460 451
5.88%, 11/15/2055 220 213
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(g)
335 351
8.63%, 06/15/2032
(g)
150 157
Uniti Services LLC
7.50%, 10/15/2033
(g)
46 48
Verizon Communications Inc
5.88%, 11/30/2055 135 130
Viasat Inc
6.50%, 07/15/2028
(g)
217 216
7.50%, 05/30/2031
(g)
514 515
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
190 181
Zayo Group Holdings Inc
5.75%, PIK 0.50%; 03/09/2030
(g),(l),(n)
132 132
7.13%, PIK 1.88%; 09/09/2030
(g),(l),(n)
90 89
$ 5,985
Transportation - 0.25%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 152
5.55%, 03/15/2056 405 392
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(e),(f)
1,749 —
Navios Maritime Partners LP
7.75%, 11/07/2030
(g)
200 203
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(g)
455 472
$ 1,219
Water - 0.05%
Essential Utilities Inc
5.13%, 03/15/2036 255 251
TOTAL BONDS $ 307,736
SENIOR FLOATING RATE INTERESTS
- 2.51%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.10%
TransDigm Inc ; Term Loan J
6.15%, 02/28/2031 481 481
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0.12%
AAdvantage Loyalty IP Ltd ; Term Loan B
5.93%, 04/20/2028 125 124
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc ; Term Loan B
5.40%, 02/22/2031 $ 475 $ 476
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 600
Chemicals - 0.06%
Advancion Holdings LLC ; Term Loan
11.52%, 11/24/2028 274 214
CME Term Secured Overnight Financing
Rate 3 Month + 7.75%
Consolidated Energy Finance SA ; Term Loan B
8.16%, 11/15/2030 74 71
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 285
Commercial Services - 0.19%
Shift4 Payments LLC ; Term Loan B
5.68%, 06/30/2032 439 440
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Veritiv Operating Co ; Term Loan B
7.70%, 11/30/2030 504 487
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 927
Computers - 0.08%
McAfee Corp ; Term Loan B1
6.65%, 03/01/2029 437 384
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0.09%
Kronos Acquisition Holdings Inc ; Term Loan B
7.70%, 06/27/2031 733 443
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0.17%
Jane Street Group LLC ; Term Loan B
5.67%, 12/15/2031 550 548
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Jupiter Borrower Inc ; Term Loan B
0.00%, 03/25/2033
(o)
300 301
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 849
Food - 0.15%
Fiesta Purchaser Inc ; Term Loan B
6.91%, 02/12/2031 750 740
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Services - 0.04%
LifePoint Health Inc ; Term Loan B
7.42%, 05/16/2031 219 218
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0.04%
Asurion LLC ; Term Loan B4
9.02%, 01/20/2029 206 207
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Internet - 0.14%
iliad SA ; Term Loan
6.65%, 02/01/2029 674 673
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.15%
Fertitta Entertainment LLC/NV ; Term Loan B
6.90%, 01/27/2029 $ 760 $ 753
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0.01%
TK Elevator US Newco Inc ; Term Loan B
6.38%, 04/30/2030 25 25
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0.26%
Directv Financing LLC ; Tern Loan Extended
9.17%, 08/02/2029 196 197
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC ; Term Loan B
9.16%, 02/15/2031 417 417
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
iHeartCommunications Inc ; Term Loan
10.65%, 05/01/2029 678 660
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 1,274
Mining - 0.10%
Arsenal AIC Parent LLC ; Term Loan B
6.40%, 08/18/2030 513 514
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Oil & Gas Services - 0.03%
Deep Blue Operating I LLC ; Term Loan B
6.41%, 10/01/2032 130 130
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0.12%
LABL Inc ; Term Loan B
0.00%, 10/27/2028
(e)
551 258
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.16%, 04/15/2030 323 318
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 576
Pharmaceuticals - 0.34%
1261229 BC Ltd ; Term Loan B
9.90%, 10/08/2030 841 817
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings LP ; Term Loan B
7.40%, 04/23/2031 681 673
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl ; Term Loan B2
5.90%, 05/05/2028 189 190
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,680
Retail - 0.15%
IRB Holding Corp ; Term Loan B
6.15%, 12/15/2030 245 246
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Michaels Cos Inc/The ; Term Loan B
8.67%, 02/18/2033 $ 500 $ 494
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 740
Software - 0.09%
Cloud Software Group Inc ; Term Loan B1
6.95%, 08/13/2032 454 419
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
OAK-Eagle Acquireco Inc ; Term Loan B
0.00%, 03/24/2033
(o)
27 27
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 446
Telecommunications - 0.08%
Zayo Group Holdings Inc ; PIK Term Loan
6.77%, PIK 0.50%; 03/11/2030
(n)
385 384
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 12,329
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 27.07%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.04%
3.00%, 01/01/2043 $ 970 $ 888
3.00%, 02/01/2043 444 407
4.00%, 02/01/2046 1,728 1,661
4.50%, 04/01/2031 129 130
4.50%, 04/01/2041 1,175 1,166
5.00%, 06/01/2031 90 91
5.50%, 05/01/2033 12 13
5.50%, 12/01/2033 149 151
5.50%, 11/01/2036 201 206
5.50%, 04/01/2038 42 43
5.50%, 08/01/2038 102 105
6.00%, 12/01/2031 5 5
6.00%, 12/01/2032 5 6
6.00%, 02/01/2033 27 27
6.00%, 12/01/2033 14 14
6.00%, 10/01/2036 57 59
6.00%, 07/01/2038 60 62
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 —
6.50%, 05/01/2032 2 2
6.50%, 10/01/2035 15 16
7.00%, 12/01/2029 1 1
7.00%, 06/01/2030 2 2
8.00%, 09/01/2030 23 23
$ 5,081
Federal National Mortgage Association (FNMA) - 0.16%
5.00%, 07/01/2044 642 650
6.27%, 07/01/2033 155 158
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 808
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.30%
2.00%, 01/01/2051 3,452 2,855
2.00%, 02/01/2051 1,900 1,561
2.00%, 05/01/2051 594 480
2.00%, 11/01/2051 3,928 3,199
2.00%, 11/01/2051 1,809 1,476
2.00%, 12/01/2051 3,619 2,946
2.00%, 05/01/2052 2,511 2,057
2.50%, 10/01/2050 1,335 1,129
2.50%, 02/01/2051 2,236 1,920

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2051 $ 2,562 $ 2,191
2.50%, 09/01/2051 1,171 1,002
2.50%, 11/01/2051 1,591 1,359
2.50%, 04/01/2052 2,711 2,308
2.50%, 10/01/2053 473 400
3.00%, 10/01/2029 12 12
3.00%, 09/01/2032 38 36
3.00%, 04/01/2043 154 141
3.00%, 05/01/2043 279 255
3.00%, 12/01/2048 53 47
3.00%, 11/01/2050 618 554
3.00%, 03/01/2052 2,658 2,362
3.50%, 02/01/2033 7 7
3.50%, 04/01/2047 63 59
3.50%, 10/01/2047 27 25
3.50%, 11/01/2047 725 675
3.50%, 03/01/2048 15 14
4.00%, 02/01/2031 44 44
4.00%, 05/01/2047 1,763 1,679
4.00%, 06/01/2048 6 6
4.00%, 08/01/2052 1,866 1,766
4.00%, 07/01/2053 962 905
4.50%, 06/01/2044 266 261
4.50%, 08/01/2052 1,035 1,002
4.50%, 09/01/2052 2,830 2,748
4.50%, 10/01/2052 1,122 1,085
4.50%, 07/01/2053 619 602
4.50%, 07/01/2053 964 931
4.50%, 08/01/2053 945 913
4.50%, 01/01/2054 973 945
5.00%, 06/01/2048 451 453
5.00%, 07/01/2052 864 864
5.00%, 09/01/2052 1,180 1,178
5.00%, 06/01/2053 2,196 2,188
5.00%, 11/01/2054 1,606 1,594
5.00%, 11/01/2054 1,378 1,372
5.00%, 11/01/2054 980 966
5.00%, 12/01/2054 964 959
5.00%, 02/01/2055 1,999 1,982
5.00%, 05/01/2056
(p)
1,900 1,872
5.50%, 07/01/2033 14 14
5.50%, 09/01/2033 31 32
5.50%, 05/01/2040 76 77
5.50%, 05/01/2053 2,211 2,253
5.50%, 11/01/2053 1,690 1,724
5.50%, 11/01/2053 1,614 1,641
5.50%, 03/01/2054 836 844
5.50%, 10/01/2054 587 595
5.50%, 02/01/2055 2,058 2,092
5.50%, 04/01/2055 912 926
5.50%, 04/01/2055 588 597
5.50%, 06/01/2055 570 579
5.50%, 06/01/2055 1,562 1,589
5.50%, 08/01/2055 1,004 1,015
5.50%, 08/01/2055 1,040 1,059
6.00%, 05/01/2038 25 25
6.00%, 08/01/2038 43 44
6.00%, 08/01/2038 115 119
6.00%, 01/01/2053 1,132 1,179
6.00%, 04/01/2054 1,204 1,252
6.00%, 05/01/2054 927 963
6.00%, 06/01/2054 765 792
6.00%, 09/01/2054 1,100 1,134
6.00%, 11/01/2054 1,917 1,988
6.00%, 09/01/2055 906 939
6.50%, 12/01/2031 1 1
6.50%, 02/01/2032 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 04/01/2032 $ 1 $ 1
6.50%, 07/01/2037 98 104
6.50%, 12/01/2037 70 74
6.50%, 02/01/2038 122 128
6.50%, 09/01/2038 109 116
6.50%, 05/01/2054 644 675
7.00%, 03/01/2032 9 9
$ 79,966
Government National Mortgage Association (GNMA) - 5.95%
2.00%, 07/20/2051 822 677
2.00%, 11/20/2051 1,044 859
2.50%, 06/20/2050 585 502
2.50%, 04/20/2051 1,127 967
2.50%, 05/20/2051 767 658
2.50%, 07/20/2051 695 595
3.00%, 11/20/2046 980 885
3.50%, 03/15/2042 342 318
3.50%, 04/15/2042 367 341
4.00%, 04/20/2052 301 284
4.00%, 10/20/2052 1,819 1,715
4.50%, 09/15/2039 109 108
4.50%, 03/15/2040 542 539
4.50%, 09/20/2052 1,428 1,388
4.50%, 08/20/2053 936 907
4.50%, 11/20/2054 2,970 2,873
4.50%, 05/20/2056
(p)
2,890 2,787
5.00%, 12/20/2052 1,003 1,000
5.00%, 02/20/2053 1,438 1,433
5.00%, 05/20/2053 1,201 1,198
5.00%, 09/20/2053 1,014 1,009
5.00%, 04/20/2054 2,342 2,329
5.00%, 06/20/2056
(p)
2,595 2,567
5.50%, 05/20/2035 16 16
5.50%, 02/15/2038 170 176
5.50%, 06/20/2053 1,495 1,517
5.50%, 05/20/2056
(p)
1,475 1,485
6.00%, 07/20/2028 2 2
6.00%, 11/20/2028 2 2
6.00%, 01/20/2029 3 3
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 8 9
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 1 1
6.00%, 02/15/2033 7 7
6.00%, 12/15/2033 7 7
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 2 2
6.50%, 12/15/2032 17 18
7.00%, 06/15/2031 2 2
7.00%, 06/15/2032 11 11
8.00%, 01/20/2031 1 1
$ 29,202
U.S. Treasury - 3.19%
2.88%, 08/15/2045 7,200 5,296
3.38%, 02/29/2028 1,850 1,834
3.88%, 03/31/2028 1,300 1,300
3.88%, 08/15/2040
(q)
4,720 4,292
4.13%, 02/15/2036 1,600 1,566
4.25%, 08/15/2035 1,350 1,338
$ 15,626

Schedule of Investments
Core Plus Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 0.43%
3.60%, 05/28/2026
(r)
$ 2,105 $ 2,099
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 132,782
Total Investments $ 508,656
Other Assets and Liabilities -  (3.71)% (18,198)
TOTAL NET ASSETS - 100.00% $ 490,458
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,614 or 2.16% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,868 or
2.22% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $151,412 or 30.87% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security purchased on a when-issued basis.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,798 or 0.37% of net assets.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) This Senior Floating Rate Note will settle after April 30, 2026, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,024 or 0.82% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 24,598 $ 316,343 $ 324,800 $ 16,141
$ 24,598 $ 316,343 $ 324,800 $ 16,141
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 215 $ — $ — $ —
$ 215 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; June 2026 Short 113 $ 12,497 $ 194
US 10 Year Treasury Ultra Note; June 2026 Short 2 226 6
US 2 Year Treasury Note; June 2026 Long 284 58,823 (456)
US 5 Year Treasury  Note; June 2026 Long 184 19,842 (158)
US Long Bond; June 2026 Long 141 15,911 (658)
US Ultra Bond; June 2026 Long 84 9,663 (390)
Total $ (1,462)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.30% Shares Held Value (000's)
Closed-End Funds - 0.17%
Variant Alternative Income Fund 146,636 $ 3,813
Exchange-Traded Funds - 3.15%
iShares Broad USD High Yield Corporate Bond
ETF
1,366,419 50,872
iShares Core U.S. Aggregate Bond ETF 30,900 3,062
iShares J.P. Morgan USD Emerging Markets Bond
ETF
32,089 3,074
Vanguard Intermediate-Term Corporate Bond ETF 142,729 11,825
$ 68,833
Money Market Funds - 4.98%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
1,945,721 1,946
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
106,932,557 106,933
$ 108,879
TOTAL INVESTMENT COMPANIES $ 181,525
COMMON STOCKS - 0.93% Shares Held Value (000's)
Healthcare - Services - 0.01%
Sound Inpatient Physicians Inc - Class A
(d),(e)
4,565,306 $ 320
Sound Inpatient Physicians Inc - Class A2
(d),(e)
204,373 14
$ 334
Iron & Steel - 0.20%
Specialty Steel Holdings, Inc.
(d),(e),(f)
87 4,284
Mining - 0.71%
Arctic Canadian Diamond Co Ltd
(d),(e),(g)
6,589 239
Real Alloy Holding Inc
(e),(f)
300 15,389
$ 15,628
Packaging & Containers - 0.00%
Klockner Pentaplast of America Inc - Class A
(d)
4,787 6
Klockner Pentaplast of America Inc - Class B
(d)
4,787 6
Klockner Pentaplast of America Inc - Class C
(d)
4,787 6
Klockner Pentaplast of America Inc - Class D
(d)
4,787 7
Klockner Pentaplast of America Inc - Class E
(d)
4,787 7
Klockner Pentaplast of America Inc - Class F
(d)
4,787 7
Klockner Pentaplast of America Inc - Class G
(d)
4,787 7
Klockner Pentaplast of America Inc - Class H
(d)
4,787 7
Klockner Pentaplast of America Inc - Class I
(d)
4,787 7
$ 60
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 3
Bright Bidco - 4A2 Shares
(d)
14,600 5
$ 8
Software - 0.00%
Riverbed Technology Inc
(d),(e)
13,889 —
Telecommunications - 0.01%
Altice France SA
(d)
5,785 118
MLN US Holdco LLC
(d),(e)
1,028 —
$ 118
TOTAL COMMON STOCKS $ 20,432
PREFERRED STOCKS - 1.55% Shares Held Value (000's)
Banks - 0.47%
Associated Banc-Corp 6.63%, 03/01/2033 12,288 $ 308
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
Bank of Hawaii Corp 4.38%, 08/01/2026
(h)
14,405 232
Bank of Hawaii Corp 8.00%, 08/01/2029
(h)
4,117 109
Citizens Financial Group Inc 6.50%, 10/06/2030
(h)
64,541 1,627
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Fifth Third Bancorp 6.88%, 10/01/2030
(h)
25,441 657
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
First Horizon Corp 6.75%, 04/10/2031
(h)
33,400 837
KeyCorp 6.13%, 12/15/2026
(h)
45,339 1,134
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 6.20%, 12/15/2027
(h)
8,800 $ 222
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 6.35%, 12/15/2030
(h)
34,900 875
Morgan Stanley 4.25%, 01/15/2027
(h),(i)
11,085 193
Morgan Stanley 5.85%, 04/15/2027
(h)
59,100 1,430
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(h)
8,715 220
Northern Trust Corp 4.70%, 07/01/2026
(h)
4,858 93
Regions Financial Corp 4.45%, 06/15/2026
(h)
15,000 251
Regions Financial Corp 5.70%, 05/15/2029
(h)
39,877 990
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
Regions Financial Corp 6.95%, 09/15/2029
(h)
5,900 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
UMB Financial Corp 7.75%, 07/15/2030
(h)
13,100 347
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
Wells Fargo & Co 4.70%, 06/15/2026
(h)
7,070 134
Wintrust Financial Corp 7.88%, 07/15/2030
(h)
16,800 445
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 10,256
Diversified Financial Services - 0.13%
Affiliated Managers Group Inc 4.75%, 09/30/2060 12,860 212
Affiliated Managers Group Inc 5.88%, 03/30/2059 10,586 214
Capital One Financial Corp 4.80%, 09/01/2026
(h)
29,254 534
Stifel Financial Corp 4.50%, 08/15/2026
(h)
2,539 43
Voya Financial Inc 5.35%, 09/15/2029
(h)
77,215 1,851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,854
Electric - 0.41%
CMS Energy Corp 5.88%, 03/01/2079 159,839 3,697
DTE Energy Co 4.38%, 12/01/2081 13,005 223
DTE Energy Co 5.25%, 12/01/2077
(i)
35,000 760
Entergy Louisiana LLC 4.88%, 09/01/2066
(i)
9,359 192
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,452
Southern Co/The 5.25%, 12/01/2077 17,556 382
Xcel Energy Inc 6.25%, 10/15/2085 51,209 1,251
$ 8,957
Insurance - 0.13%
Allstate Corp/The 4.75%, 07/15/2026
(h)
4,065 78
Allstate Corp/The 5.10%, 07/15/2026
(h)
8,460 176
Axis Capital Holdings Ltd 5.50%, 05/31/2026
(h)
30,195 593
Corebridge Financial Inc 6.38%, 12/15/2064 24,629 590
Equitable Holdings Inc 4.30%, 06/02/2026
(h)
5,055 82
Equitable Holdings Inc 5.25%, 06/15/2026
(h)
21,903 433
Globe Life Inc 4.25%, 06/15/2061 35,328 565
Prudential Financial Inc 5.63%, 08/15/2058 5,000 117
Prudential Financial Inc 5.95%, 09/01/2062 7,597 182
$ 2,816
Pipelines - 0.02%
TransCanada PipeLines Ltd 6.25%, 11/01/2085 17,987 430
REITs - 0.37%
Kimco Realty Corp 5.25%, 06/03/2026
(h)
31,567 636
Prologis Inc 8.54%, 11/13/2026
(h)
47,225 2,508
Public Storage 3.95%, 08/17/2026
(h)
13,699 212
Public Storage 4.00%, 06/16/2026
(h)
83,560 1,329
Public Storage 4.13%, 05/31/2026
(h)
96,000 1,558
Public Storage 4.63%, 06/02/2026
(h)
10,486 194
Public Storage 4.70%, 06/03/2026
(h)
28,130 521
Public Storage 5.60%, 06/03/2026
(h)
51,653 1,155
$ 8,113

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.02%
T-Mobile USA Inc 0.00%, 09/01/2069
(d)
6,548 $ 164
T-Mobile USA Inc 5.50%, 03/01/2070
(i)
17,170 381
$ 545
TOTAL PREFERRED STOCKS $ 33,971
BONDS - 74.34%
Principal
Amount (000's) Value (000's)
Advertising - 0.19%
Lamar Media Corp
5.38%, 11/01/2033
(j)
$ 830 $ 821
MMS USA Holdings Inc
1.25%, 06/13/2028 EUR 100 112
Omnicom Group Inc
4.20%, 03/02/2029 $ 297 294
4.20%, 06/01/2030 100 98
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(j)
1,850 1,800
WPP 2025 LLC/Delaware
6.50%, 03/30/2036 875 859
WPP Finance SA
4.13%, 05/30/2028 EUR 100 119
$ 4,103
Aerospace & Defense - 1.09%
Airbus SE
1.63%, 06/09/2030 100 110
BAE Systems PLC
3.40%, 04/15/2030
(j)
$ 200 192
Boeing Co/The
2.95%, 02/01/2030 100 95
3.38%, 06/15/2046 424 292
3.60%, 05/01/2034 699 628
3.75%, 02/01/2050 763 546
5.15%, 05/01/2030 479 487
5.71%, 05/01/2040 100 101
5.81%, 05/01/2050 403 392
5.93%, 05/01/2060 501 485
7.01%, 05/01/2064 50 56
Czechoslovak Group AS
6.50%, 01/10/2031
(j)
1,600 1,644
6.50%, 01/10/2031 1,000 1,027
Embraer Netherlands Finance BV
5.40%, 01/09/2038 212 206
5.98%, 02/11/2035 50 52
GE Capital Funding LLC
4.55%, 05/15/2032 200 200
General Dynamics Corp
4.25%, 04/01/2050 25 21
General Electric Co
4.90%, 01/29/2036 7 7
Goat Holdco LLC
6.75%, 02/01/2032
(j)
2,535 2,598
Honeywell Aerospace Inc
4.00%, 03/16/2029
(j)
100 99
4.95%, 03/16/2036
(j)
651 644
5.73%, 03/16/2056
(j)
697 686
Howmet Aerospace Inc
4.55%, 11/15/2032 50 49
L3Harris Technologies Inc
5.05%, 04/27/2045 100 92
5.40%, 01/15/2027 100 101
5.40%, 07/31/2033 437 448
Lockheed Martin Corp
4.75%, 02/15/2034 100 100
5.90%, 11/15/2063 100 101
Northrop Grumman Corp
5.15%, 05/01/2040 50 49
5.25%, 05/01/2050 50 47
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp
3.75%, 11/01/2046 $ 100 $ 76
4.15%, 05/15/2045 50 41
4.45%, 11/16/2038 100 92
5.75%, 01/15/2029 200 207
TransDigm Inc
6.13%, 07/31/2034
(j)
60 60
6.38%, 05/31/2033
(j)
7,360 7,417
6.75%, 01/31/2034
(j)
3,770 3,873
7.13%, 12/01/2031
(j)
475 492
$ 23,813
Agriculture - 0.21%
Altria Group Inc
3.70%, 02/04/2051 100 69
5.95%, 02/14/2049 50 49
Archer-Daniels-Midland Co
4.50%, 08/15/2033 100 99
BAT Capital Corp
6.34%, 08/02/2030 150 160
7.08%, 08/02/2043 50 55
7.08%, 08/02/2053 50 55
BAT International Finance PLC
5.93%, 02/02/2029 100 104
British American Tobacco PLC
3.75%, 06/27/2029
(h),(k)
EUR 100 115
EUR Swap Annual (VS 6 Month) 5 Year +
3.95%
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 99
Cargill Inc
4.76%, 11/23/2045
(j)
100 89
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 101
JT International Financial Services BV
3.87%, 09/04/2055
(k)
100 114
Euribor Swap Rate 5 Year + 1.53%
MHP Lux SA
10.50%, 07/28/2029
(j)
$ 3,000 3,072
Philip Morris International Inc
2.88%, 05/14/2029 EUR 100 116
5.13%, 02/15/2030 $ 100 102
5.25%, 09/07/2028 75 77
5.63%, 09/07/2033 200 209
$ 4,685
Airlines - 0.16%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 04/15/2031 57 55
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(j)
450 450
British Airways 2019-1 Class AA Pass Through
Trust
3.30%, 06/15/2034
(j)
70 66
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(j)
648 597
Delta Air Lines Inc
4.95%, 07/10/2028 50 50
JetBlue Airways Corp / JetBlue Loyalty LP
9.88%, 09/20/2031
(j)
1,140 1,062
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 100 65
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 101
5.25%, 11/15/2035 994 943
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 07/15/2037 91 94
$ 3,483

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0.46%
Beach Acquisition Bidco LLC
10.00%, PIK 10.75%; 07/15/2033
(j),(l),(m)
$ 8,893 $ 9,782
Gildan Activewear Inc
4.70%, 10/07/2030
(j)
50 50
Kering SA
3.63%, 09/05/2031 EUR 100 117
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 100 112
NIKE Inc
3.25%, 03/27/2040 $ 100 79
$ 10,140
Automobile Asset Backed Securities - 0.29%
BofA Auto Trust 2025-1
4.19%, 11/22/2027
(j)
182 182
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029
(j)
542 545
Drive Auto Receivables Trust 2025-1
4.87%, 08/15/2028 245 245
GM Financial Consumer Automobile Receivables
Trust 2024-1
4.85%, 12/18/2028 1,112 1,116
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 757 762
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 298 298
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 416 417
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 975 976
Wheels Fleet Lease Funding 1 LLC
4.33%, 01/18/2040
(j)
1,862 1,866
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 6,407
Automobile Manufacturers - 0.77%
American Honda Finance Corp
3.50%, 06/27/2031 EUR 100 116
4.70%, 01/12/2028 $ 200 201
BMW Finance NV
2.63%, 05/20/2028 EUR 100 116
3.63%, 05/22/2035 50 58
3.75%, 01/27/2036 100 115
BMW International Investment BV
3.00%, 08/27/2027 100 117
BMW US Capital LLC
3.75%, 04/12/2028
(j)
$ 200 198
5.00%, 03/19/2033
(j)
264 263
Cummins Inc
5.15%, 02/20/2034 50 51
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(j)
150 133
4.15%, 01/12/2029
(j)
275 272
4.65%, 10/12/2030
(j)
363 361
4.95%, 01/13/2028
(j)
370 373
5.13%, 01/19/2028
(j)
306 309
Ford Credit Canada Co Cie Credit Ford Du Canada
4.82%, 09/11/2028 CAD 100 74
Ford Motor Co
4.75%, 01/15/2043 $ 252 195
5.29%, 12/08/2046 50 40
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 188
4.00%, 11/13/2030 965 906
4.27%, 01/09/2027 300 299
4.45%, 02/14/2030 EUR 100 119
4.97%, 04/06/2029 $ 797 790
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC (continued)
5.42%, 04/09/2031 $ 311 $ 308
6.05%, 11/05/2031 640 649
General Motors Co
6.25%, 10/02/2043 100 99
6.60%, 04/01/2036 50 54
General Motors Financial Co Inc
3.10%, 01/12/2032 290 262
4.30%, 02/15/2029 EUR 100 120
5.60%, 06/18/2031 $ 1,498 1,541
5.80%, 06/23/2028 200 205
5.90%, 01/07/2035 416 427
6.10%, 01/07/2034 25 26
6.40%, 01/09/2033 100 106
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 76
Honda Canada Finance Inc
3.55%, 02/25/2031 50 36
4.87%, 09/23/2027 100 75
Hyundai Capital America
4.75%, 04/06/2029
(j)
$ 927 928
5.10%, 06/24/2030
(j)
50 50
5.40%, 06/23/2032
(j)
506 516
5.68%, 06/26/2028
(j)
250 255
Mercedes-Benz Finance North America LLC
4.50%, 03/10/2031
(j)
407 403
5.05%, 08/03/2033
(j)
150 150
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 100 114
Mercedes-Benz International Finance BV
3.70%, 05/30/2031 100 119
Nissan Motor Co Ltd
4.81%, 09/17/2030
(j)
$ 1,200 1,121
7.50%, 07/17/2030
(j)
1,200 1,240
PACCAR Financial Corp
3.90%, 02/05/2029 100 99
RCI Banque SA
3.63%, 02/22/2030 EUR 100 117
3.88%, 01/12/2029 100 119
Stellantis Finance US Inc
5.75%, 03/18/2030
(j)
$ 685 686
Stellantis NV
1.25%, 06/20/2033 EUR 150 140
Toyota Motor Credit Corp
3.38%, 04/01/2030 $ 100 96
3.85%, 07/24/2030 EUR 100 119
4.05%, 09/05/2028 $ 50 50
5.25%, 09/11/2028 200 205
Toyota Motor Finance Netherlands BV
3.25%, 04/23/2030 EUR 100 117
Traton Finance Luxembourg SA
1.25%, 03/24/2033 100 98
Volkswagen Financial Services AG
0.88%, 01/31/2028 200 225
Volkswagen Group of America Finance LLC
4.60%, 06/08/2029
(j)
$ 200 198
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 99
3.75%, 12/28/2027
(h),(k)
100 117
EUR Swap Annual (VS 6 Month) 5 Year +
2.92%
4.13%, 11/16/2038 100 114
$ 16,773
Automobile Parts & Equipment - 0.47%
Aptiv Swiss Holdings Ltd
3.10%, 12/01/2051 $ 627 376
4.15%, 05/01/2052 50 36

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Clarios Global LP / Clarios US Finance Co
6.75%, 02/15/2030
(j)
$ 525 $ 543
Dexko Global Inc
7.50%, 04/15/2032
(j)
4,095 3,685
IHO Verwaltungs GmbH
7.38%, PIK 0.00%; 05/15/2033
(j),(l),(m)
1,630 1,658
Qnity Electronics Inc
6.25%, 08/15/2033
(j)
1,575 1,611
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(j)
5,275 2,169
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 100 118
$ 10,196
Banks - 12.55%
ABN AMRO Bank NV
2.47%, 12/13/2029
(j),(k)
$ 200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
2.63%, 01/16/2029 EUR 100 116
4.50%, 11/21/2034 100 123
AIB Group PLC
4.63%, 07/23/2029
(k)
100 120
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
Ardshinbank CJSC Via Dilijan Finance BV
6.60%, 01/22/2031
(j)
$ 3,025 3,039
Australia & New Zealand Banking Group Ltd
5.69%, 08/14/2040
(k)
AUD 125 85
3 Month Bank Bill Swap Rate + 1.68%
Banco Bilbao Vizcaya Argentaria SA
3.88%, 01/15/2034 EUR 100 119
4.38%, 08/29/2036
(k)
100 119
Euribor Swap Rate 5 Year + 2.00%
9.38%, 03/19/2029
(h),(k),(n)
$ 1,500 1,651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Sabadell SA
4.25%, 09/13/2030
(k)
EUR 100 120
Euribor Swap Rate 1 Year + 1.60%
Banco Nacional de Mexico SA
6.70%, 08/07/2036
(j),(k),(n),(o)
$ 1,625 1,625
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Banco Santander Chile
3.18%, 10/26/2031 150 138
Banco Santander SA
0.20%, 02/11/2028 EUR 100 112
3.00%, 01/12/2030 100 116
3.22%, 11/22/2032
(k)
$ 200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.50%, 02/17/2035 EUR 100 114
5.57%, 01/17/2030 $ 200 205
9.63%, 11/21/2028
(h),(k),(n)
2,400 2,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bangkok Bank PCL/Hong Kong
9.03%, 03/15/2029
(j)
100 111
Bank of America Corp
1.10%, 05/24/2032
(k)
EUR 100 104
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(k)
100 111
3 Month Euro Interbank Offered Rate +
0.91%
2.59%, 04/29/2031
(k)
$ 200 185
Secured Overnight Financing Rate + 2.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
2.68%, 06/19/2041
(k)
$ 25 $ 18
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042 1,655 1,268
Secured Overnight Financing Rate + 3.16%
3.85%, 03/08/2037
(k)
2,328 2,162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(k)
100 77
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.08%, 04/23/2040
(k)
828 722
CME Term Secured Overnight Financing
Rate 3 Month + 1.58%
4.24%, 04/24/2038
(k)
100 91
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.48%, 04/23/2030
(k)
774 772
Secured Overnight Financing Rate + 0.87%
4.57%, 04/27/2033
(k)
345 339
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 100 87
4.98%, 01/24/2029
(k)
100 101
Secured Overnight Financing Rate + 0.83%
5.02%, 07/22/2033
(k)
200 201
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031 1,165 1,187
Secured Overnight Financing Rate + 2.00%
5.20%, 04/25/2029
(k)
100 101
Secured Overnight Financing Rate + 1.63%
5.43%, 08/15/2035
(k)
451 453
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(k)
100 102
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(k)
100 102
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(k)
1,562 1,574
Secured Overnight Financing Rate + 1.74%
5.74%, 02/12/2036 355 362
Secured Overnight Financing Rate + 3.39%
5.82%, 09/15/2029
(k)
100 103
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(k)
100 105
Secured Overnight Financing Rate + 1.84%
6.11%, 01/29/2037 669 702
6.13%, 04/27/2027
(h),(k)
2,900 2,920
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 07/26/2030
(h),(k)
4,000 4,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
6.63%, 05/01/2030
(h),(k)
2,300 2,372
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of Ireland Group PLC
4.63%, 11/13/2029
(k)
EUR 100 121
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.73%, 06/03/2031
(k)
CAD 75 55
Canadian Overnight Repo Rate Average
Compounded Index + 1.15%
4.06%, 09/22/2028
(k)
$ 100 100
Secured Overnight Financing Rate + 0.75%
4.35%, 09/22/2031
(k)
100 99
Secured Overnight Financing Rate + 1.08%
4.75%, 09/29/2032
(k)
GBP 100 132
SONIA Interest Rate Benchmark + 0.85%
5.04%, 05/29/2028 CAD 200 152

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal (continued)
6.88%, 11/26/2085
(k)
$ 800 $ 819
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.70%, 05/26/2084
(k)
4,600 4,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
4.54%, 04/23/2032
(k)
640 638
Secured Overnight Financing Rate + 0.90%
4.60%, 07/26/2030
(k)
200 201
Secured Overnight Financing Rate + 1.76%
4.97%, 04/26/2034
(k)
100 100
Secured Overnight Financing Rate + 1.61%
5.63%, 03/20/2031
(h),(i),(k)
1,000 989
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%
Bank of Nova Scotia/The
1.95%, 02/02/2027 100 98
3.62%, 01/30/2032
(k)
CAD 100 73
Canadian Overnight Repo Rate Average
Compounded Index + 1.03%
4.44%, 11/15/2035
(k)
50 37
Canadian Overnight Repo Rate Average
Compounded Index + 1.33%
4.59%, 05/04/2037 $ 1,218 1,169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
6.88%, 10/27/2085
(k)
1,032 1,044
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(k)
400 414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(k)
3,000 3,182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(k)
3,400 3,570
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
5.13%, 06/11/2030 1,455 1,451
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 113
3.38%, 06/10/2032 100 116
3.75%, 02/03/2034 100 117
4.13%, 06/14/2033 100 120
4.38%, 05/02/2030 100 121
Barclays PLC
3.33%, 11/24/2042
(k)
$ 200 149
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(k)
1,181 1,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.52%, 02/24/2032
(k)
1,132 1,108
Secured Overnight Financing Rate + 1.14%
5.26%, 01/29/2034
(k)
EUR 100 126
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
5.86%, 08/11/2046
(k)
$ 288 285
Secured Overnight Financing Rate + 1.83%
6.69%, 09/13/2034
(k)
200 217
Secured Overnight Financing Rate + 2.62%
7.63%, 03/15/2035
(h),(k),(n)
400 421
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
8.41%, 11/14/2032
(k)
GBP 100 $ 142
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(h),(k),(n)
$ 2,000 2,232
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
7.63%, 02/11/2035
(j),(k),(n)
2,750 2,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BNP Paribas SA
1.38%, 05/28/2029 EUR 100 111
2.88%, 02/24/2029 GBP 100 128
3.05%, 01/13/2031
(j),(k)
$ 200 188
Secured Overnight Financing Rate + 1.51%
3.13%, 01/20/2033
(j),(k)
200 181
Secured Overnight Financing Rate + 1.56%
3.78%, 01/19/2036
(k)
EUR 100 116
Euribor Swap Rate 5 Year + 1.55%
4.13%, 05/24/2033 100 121
4.16%, 08/28/2034
(k)
100 118
Euribor Swap Rate 5 Year + 1.70%
4.63%, 02/25/2031
(h),(k),(n)
$ 700 645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
4.92%, 01/15/2034
(j),(k)
2,041 2,000
Secured Overnight Financing Rate + 1.29%
7.20%, 04/17/2036
(h),(j),(k),(n)
400 402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
7.45%, 06/27/2035
(h),(j),(k),(n)
3,800 3,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.45%, 06/27/2035
(h),(k),(n)
1,000 1,036
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
BOI Finance BV
7.50%, 02/16/2027 EUR 3,625 4,335
BPCE SA
3.38%, 12/19/2031
(k)
100 116
3 Month Euro Interbank Offered Rate +
0.95%
3.58%, 10/19/2042
(j),(k)
$ 950 702
Secured Overnight Financing Rate + 1.95%
4.25%, 07/16/2035
(k)
EUR 100 118
Euribor Swap Rate 5 Year + 1.95%
4.88%, 02/26/2036
(k)
100 121
Euribor Swap Rate 5 Year + 2.30%
5.75%, 07/19/2033
(j),(k)
$ 250 256
Secured Overnight Financing Rate + 2.87%
6.35%, 01/13/2047
(j),(k)
788 760
Secured Overnight Financing Rate + 2.11%
6.92%, 01/14/2046
(j),(k)
355 363
Secured Overnight Financing Rate + 2.61%
BSF Finance
5.76%, 09/03/2035
(k)
2,300 2,259
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
CaixaBank SA
3.88%, 01/20/2037
(k)
EUR 100 115
3 Month Euro Interbank Offered Rate +
1.08%
4.38%, 08/08/2036
(k)
100 119
Euribor Swap Rate 5 Year + 1.95%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Canadian Imperial Bank of Commerce
3.45%, 04/07/2027 $ 200 $ 199
3.70%, 04/02/2030
(k)
CAD 100 74
Canadian Overnight Repo Rate Average
Compounded Index + 0.91%
3.90%, 06/20/2031
(k)
100 74
Canadian Overnight Repo Rate Average
Compounded Index + 1.15%
4.58%, 09/08/2031
(k)
$ 50 50
Secured Overnight Financing Rate + 1.17%
5.35%, 04/20/2033
(k)
CAD 100 76
Canadian Overnight Repo Rate Average
Compounded Index + 2.23%
5.50%, 01/14/2028 100 76
6.95%, 01/28/2085
(k)
$ 2,000 2,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(k)
1,200 1,231
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citibank NA
4.91%, 05/29/2030 933 948
Citigroup Inc
0.50%, 11/01/2028 CHF 180 229
2.52%, 11/03/2032
(k)
$ 200 177
Secured Overnight Financing Rate + 1.18%
2.67%, 01/29/2031
(k)
300 279
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(k)
237 171
Secured Overnight Financing Rate + 1.38%
3.79%, 03/17/2033
(k)
1,295 1,219
Secured Overnight Financing Rate + 1.94%
4.11%, 04/29/2036
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
1.58%
4.45%, 09/29/2027 $ 511 511
4.54%, 09/19/2030
(k)
1,374 1,369
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(k)
200 203
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(k)
475 471
Secured Overnight Financing Rate + 1.49%
5.30%, 05/06/2044 100 93
5.33%, 03/27/2036
(k)
100 100
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(k)
1,162 1,142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.45%, 06/11/2035
(k)
100 102
Secured Overnight Financing Rate + 1.45%
5.88%, 02/22/2033 1,075 1,121
6.17%, 05/25/2034
(k)
100 104
Secured Overnight Financing Rate + 2.66%
6.63%, 02/15/2031
(h),(k)
600 607
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.88%, 08/15/2030
(h),(k)
2,700 2,741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(h),(k)
2,500 2,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(h),(k)
1,730 1,797
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.13%, 08/15/2029
(h),(k)
500 507
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc
5.72%, 07/23/2032
(k)
$ 1,467 $ 1,511
Secured Overnight Financing Rate + 1.91%
5.84%, 01/23/2030
(k)
100 103
Secured Overnight Financing Rate + 2.01%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 114
4.88%, 10/16/2034
(k)
100 121
Euribor Swap Rate 5 Year + 2.15%
Commonwealth Bank of Australia
2.69%, 03/11/2031
(j)
$ 250 226
6.70%, 03/15/2038
(k)
AUD 200 147
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(k)
EUR 100 115
3 Month Euro Interbank Offered Rate +
1.18%
4.63%, 05/23/2029 GBP 100 133
4.99%, 05/27/2031
(j),(k)
$ 250 252
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Cooperatieve Rabobank UA/NY
4.32%, 04/01/2029 1,132 1,134
Credit Agricole SA
3.75%, 05/27/2035 EUR 100 115
3.88%, 11/28/2034 100 118
4.66%, 01/12/2032
(j),(k)
$ 250 247
Secured Overnight Financing Rate + 1.17%
4.88%, 10/23/2029 GBP 100 135
5.22%, 05/27/2031
(j),(k)
$ 1,209 1,224
Secured Overnight Financing Rate + 1.46%
5.30%, 07/12/2028
(j)
557 567
7.13%, 09/23/2035
(h),(j),(k),(n)
3,000 3,109
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
7.13%, 09/23/2035
(h),(k),(n)
500 518
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Credit Agricole SA/London
1.75%, 03/05/2029 EUR 100 112
Credit Mutuel Arkea SA
4.81%, 05/15/2035
(k)
100 120
Euribor Swap Rate 5 Year + 1.90%
Crelan SA
6.00%, 02/28/2030
(k)
100 125
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
4.13%, 01/10/2031
(k)
100 120
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
Depository Trust Co/The
4.55%, 03/27/2031
(j)
$ 421 421
Deutsche Bank AG
5.00%, 09/05/2030
(k)
EUR 200 245
3 Month Euro Interbank Offered Rate +
2.95%
8.13%, 04/30/2030
(h),(k),(n)
$ 1,400 1,485
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Deutsche Bank AG/New York NY
3.55%, 09/18/2031
(k)
350 330
Secured Overnight Financing Rate + 3.04%
3.73%, 01/14/2032
(k)
361 335
Secured Overnight Financing Rate + 2.76%
3.74%, 01/07/2033
(k)
550 502
Secured Overnight Financing Rate + 2.26%
5.06%, 04/14/2032
(k)
382 382
Secured Overnight Financing Rate + 1.41%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY (continued)
5.88%, 07/08/2031
(k)
$ 200 $ 204
Secured Overnight Financing Rate + 5.44%
DNB Bank ASA
0.25%, 02/23/2029
(k)
EUR 100 111
3 Month Euro Interbank Offered Rate +
0.53%
Erste Group Bank AG
3.63%, 11/26/2035
(k)
100 115
Euribor Swap Rate 5 Year + 1.30%
Eurobank SA
4.88%, 04/30/2031
(k)
100 122
Euribor Swap Rate 5 Year + 2.17%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 200 153
Fifth Third Bancorp
5.14%, 01/29/2037
(k)
$ 100 98
Secured Overnight Financing Rate + 1.24%
6.36%, 10/27/2028
(k)
50 51
Secured Overnight Financing Rate + 2.19%
Fifth Third Financial Corp
5.98%, 01/30/2030
(k)
100 103
Secured Overnight Financing Rate + 2.16%
First Citizens BancShares Inc/NC
5.60%, 09/05/2035 657 642
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.70%
6.25%, 03/12/2040
(k)
766 752
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.97%
First Horizon Bank
5.75%, 05/01/2030 1,016 1,037
FNB Corp/PA
5.72%, 12/11/2030
(k)
1,155 1,168
Secured Overnight Financing Rate + 1.93%
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 200 215
1.25%, 02/07/2029 100 111
2.38%, 07/21/2032
(k)
$ 702 622
Secured Overnight Financing Rate + 1.25%
3.21%, 04/22/2042
(k)
682 510
Secured Overnight Financing Rate + 1.51%
3.63%, 10/29/2029
(k)
GBP 100 131
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(k)
$ 100 87
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.15%, 01/21/2029
(k)
1,503 1,492
Secured Overnight Financing Rate + 0.71%
4.37%, 10/21/2031 693 680
Secured Overnight Financing Rate + 2.12%
4.94%, 10/21/2036
(k)
100 97
Secured Overnight Financing Rate + 1.33%
5.09%, 04/20/2034 623 622
Secured Overnight Financing Rate + 2.68%
5.15%, 05/22/2045 100 91
5.21%, 01/28/2031
(k)
100 102
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(k)
100 100
Secured Overnight Financing Rate + 1.55%
5.54%, 01/21/2047
(k)
392 375
Secured Overnight Financing Rate + 1.32%
5.56%, 11/19/2045
(k)
100 96
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(k)
100 103
Secured Overnight Financing Rate + 1.27%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
5.85%, 04/25/2035
(k)
$ 100 $ 104
Secured Overnight Financing Rate + 1.55%
6.45%, 05/01/2036 50 53
6.56%, 10/24/2034
(k)
100 109
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 2,011 2,184
6.85%, 02/10/2030
(h),(k)
2,800 2,885
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(h),(k)
1,700 1,777
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
3.45%, 09/25/2030
(k)
EUR 100 117
3 Month Euro Interbank Offered Rate +
1.19%
3.97%, 05/22/2030
(k)
$ 200 196
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.62%, 11/06/2031
(k)
604 598
Secured Overnight Financing Rate + 1.19%
4.86%, 05/23/2033
(k)
EUR 100 124
3 Month Euro Interbank Offered Rate +
1.94%
5.28%, 03/10/2037
(k)
$ 695 685
Secured Overnight Financing Rate + 1.55%
5.60%, 05/17/2028
(k)
200 202
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(k)
710 736
Secured Overnight Financing Rate + 1.52%
5.74%, 09/10/2036
(k)
575 577
Secured Overnight Financing Rate + 1.96%
6.33%, 03/09/2044 1,081 1,145
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(k)
EUR 100 122
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(k)
$ 200 212
Secured Overnight Financing Rate + 2.98%
7.00%, 09/24/2035
(h),(k),(n)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.80%
8.20%, 11/16/2034
(k)
GBP 150 219
Generic Britain 5 Year Government Bond +
4.55%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(h),(k)
$ 1,230 1,211
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.61%, 01/28/2041
(k)
629 615
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
5.63%, 07/15/2030
(h),(k)
1,000 1,011
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(h),(k)
3,200 3,205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Huntington National Bank/The
4.55%, 05/17/2028
(k)
250 250
Secured Overnight Financing Rate + 1.65%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
3.75%, 02/10/2037
(k)
EUR 100 $ 114
3 Month Euro Interbank Offered Rate +
0.97%
3.88%, 08/12/2029
(k)
100 119
3 Month Euro Interbank Offered Rate +
1.72%
4.75%, 05/23/2034
(k)
100 124
3 Month Euro Interbank Offered Rate +
1.90%
4.80%, 03/23/2032
(k)
$ 200 199
Secured Overnight Financing Rate + 1.26%
5.00%, 02/20/2035
(k)
EUR 100 122
Euribor Swap Rate 5 Year + 2.20%
7.00%, 11/16/2032
(h),(k),(n)
$ 4,600 4,757
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 124
2.93%, 10/14/2030 EUR 100 114
5.13%, 08/29/2031 100 126
6.63%, 06/20/2033
(j)
$ 200 218
Ipoteka-Bank ATIB
6.45%, 10/09/2030 825 828
JPMorgan Chase & Co
0.60%, 02/17/2033
(k)
EUR 100 99
3 Month Euro Interbank Offered Rate +
0.65%
2.07%, 06/01/2029
(k)
$ 3,760 3,582
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(k)
300 277
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(k)
2,532 1,775
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(k)
300 267
Secured Overnight Financing Rate + 1.18%
3.14%, 02/18/2032
(k)
EUR 100 115
3 Month Euro Interbank Offered Rate +
0.76%
3.54%, 05/01/2028 $ 538 533
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.88%, 07/24/2038
(k)
200 176
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(k)
100 78
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.51%, 10/22/2028
(k)
504 505
Secured Overnight Financing Rate + 0.86%
4.85%, 02/01/2044 100 91
4.91%, 07/25/2033
(k)
273 274
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 91
5.01%, 01/23/2030
(k)
100 101
Secured Overnight Financing Rate + 1.31%
5.29%, 07/22/2035
(k)
100 101
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(k)
200 203
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(k)
100 101
Secured Overnight Financing Rate + 1.62%
5.53%, 11/29/2045
(k)
241 237
Secured Overnight Financing Rate + 1.55%
5.58%, 07/23/2036 647 657
Secured Overnight Financing Rate + 3.27%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.72%, 09/14/2033
(k)
$ 50 $ 52
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(k)
100 104
Secured Overnight Financing Rate + 1.49%
6.10%, 07/01/2031
(h),(k),(o)
600 600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%
6.25%, 10/23/2034 1,072 1,149
Secured Overnight Financing Rate + 3.62%
6.88%, 06/01/2029
(h),(i),(k)
2,000 2,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KBC Group NV
4.75%, 04/17/2035
(k)
EUR 100 121
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
Keybank National Association
4.90%, 08/08/2032 $ 865 850
KeyCorp
2.25%, 04/06/2027 100 98
5.31%, 01/28/2037 458 450
Secured Overnight Financing Rate + 2.73%
KeyCorp Capital III
7.75%, 07/15/2029 795 840
Lloyds Banking Group PLC
3.88%, 05/14/2032
(k)
EUR 100 119
Euribor Swap Rate 1 Year + 1.18%
4.75%, 09/21/2031
(k)
100 123
EUR Swap Annual (VS 6 Month) 1 Year +
1.60%
4.98%, 08/11/2033
(k)
$ 200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.72%, 06/05/2030
(k)
593 612
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
6.07%, 06/13/2036
(k)
236 242
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
6.63%, 09/27/2035
(h),(i),(k),(n)
400 393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 09/27/2031
(h),(k),(n)
300 309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(h),(k),(n)
3,000 3,199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
5.05%, 01/27/2034
(k)
100 99
Secured Overnight Financing Rate + 1.85%
5.40%, 07/30/2035
(k)
474 474
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.43%
Macquarie Group Ltd
3.76%, 11/28/2028
(j),(k)
100 99
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
5.49%, 11/09/2033
(j),(k)
100 102
Secured Overnight Financing Rate + 2.87%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(k)
EUR 100 111
3 Month Euro Interbank Offered Rate +
0.90%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc
2.56%, 02/25/2030 $ 200 $ 185
4.29%, 07/26/2038 100 93
4.51%, 01/14/2032 736 725
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
5.87%, 04/21/2047
(k)
716 716
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.98%
Mizrahi Tefahot Bank Ltd
5.84%, 04/15/2036
(i),(j),(k),(n)
2,875 2,897
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%
Mizuho Bank Ltd
5.77%, 04/16/2046
(j)
474 470
Mizuho Financial Group Inc
1.98%, 09/08/2031
(k)
200 178
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
2.56%, 09/13/2031 1,043 921
3.98%, 05/21/2034 EUR 100 118
4.16%, 05/20/2028 100 120
5.67%, 05/27/2029
(k)
$ 200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(k)
959 985
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(k)
EUR 200 210
3 Month Euro Interbank Offered Rate +
0.72%
2.48%, 09/16/2036
(k)
$ 672 582
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(k)
200 177
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(k)
841 638
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 1,556 1,539
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 282 271
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 199
3.98%, 01/23/2037
(k)
EUR 100 116
3 Month Euro Interbank Offered Rate +
1.14%
4.56%, 04/10/2030
(k)
$ 600 598
Secured Overnight Financing Rate + 0.96%
4.65%, 10/18/2030
(k)
224 224
Secured Overnight Financing Rate + 1.10%
4.81%, 04/16/2032
(k)
100 100
Secured Overnight Financing Rate + 1.18%
5.07%, 01/30/2037
(k)
100 98
Secured Overnight Financing Rate + 1.18%
5.17%, 01/16/2030
(k)
1,490 1,510
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(k)
100 102
Secured Overnight Financing Rate + 1.11%
5.30%, 04/20/2037
(k)
795 796
Secured Overnight Financing Rate + 2.62%
5.31%, 01/18/2041
(k)
497 484
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.32%, 07/19/2035 1,226 1,236
Secured Overnight Financing Rate + 3.11%
5.42%, 07/21/2034
(k)
100 102
Secured Overnight Financing Rate + 1.88%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.60%, 03/24/2051
(k)
$ 200 $ 194
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(k)
GBP 100 138
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(k)
$ 100 104
Secured Overnight Financing Rate + 1.58%
5.94%, 02/07/2039 622 640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.63%, 11/01/2034
(k)
100 109
Secured Overnight Financing Rate + 2.05%
National Australia Bank Ltd
2.13%, 05/24/2028 EUR 100 115
2.33%, 08/21/2030
(j)
$ 250 226
National Bank of Canada
5.43%, 08/16/2032
(k)
CAD 100 75
Canadian Overnight Repo Rate Average +
2.32%
National Bank of Uzbekistan
7.20%, 07/17/2030 $ 925 962
8.50%, 07/05/2029 2,550 2,732
NatWest Group PLC
2.06%, 11/09/2028
(k)
GBP 100 130
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(k)
$ 1,320 1,207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.99%, 05/13/2036
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
1.52%
4.60%, 06/28/2031
(h),(i),(k),(n)
$ 800 733
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.77%, 02/16/2029
(k)
EUR 100 120
3 Month Euro Interbank Offered Rate +
1.83%
4.96%, 08/15/2030
(k)
$ 536 541
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.08%, 01/27/2030
(k)
200 202
3 Month USD LIBOR + 1.91%
5.91%, 03/03/2047
(k)
1,094 1,060
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
7.30%, 11/19/2034
(h),(k),(n)
400 415
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.13%, 11/10/2033
(h),(k),(n)
1,000 1,104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
2.88%, 08/24/2032 EUR 100 113
6.75%, 11/10/2033
(h),(j),(k),(n)
$ 400 408
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Northern Trust Corp
3.15%, 05/03/2029 100 97
Nykredit Realkredit A/S
4.00%, 07/17/2028 EUR 100 119
OP Corporate Bank plc
0.38%, 06/16/2028 100 111
OTP Bank Nyrt
4.25%, 10/16/2030
(k)
100 119
3 Month Euro Interbank Offered Rate +
1.95%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Pinnacle Bank/Nashville TN
5.96%, 01/15/2036
(k)
$ 450 $ 447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
PNC Financial Services Group Inc/The
4.63%, 06/06/2033
(k)
100 97
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(k)
100 100
Secured Overnight Financing Rate + 1.93%
5.42%, 01/25/2041
(k)
213 209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.49%, 05/14/2030
(k)
100 103
Secured Overnight Financing Rate + 1.20%
6.20%, 09/15/2027
(h),(k)
500 503
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(h),(k)
2,800 2,845
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(k)
EUR 100 112
Euribor Swap Rate 5 Year + 1.60%
Regions Financial Corp
5.72%, 06/06/2030
(k)
$ 538 553
Secured Overnight Financing Rate + 1.49%
7.38%, 12/10/2037 964 1,095
Riyad Sukuk Ltd
6.21%, 07/14/2035
(k)
1,925 1,932
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Royal Bank of Canada
2.13%, 04/26/2029 EUR 100 114
2.94%, 05/03/2032
(k)
CAD 150 110
Canadian Dollar Offered Rate 3 Month +
0.76%
4.21%, 07/03/2035
(k)
100 74
Canadian Overnight Repo Rate Average
Compounded Index + 1.51%
4.40%, 04/17/2030
(k)
$ 800 797
Secured Overnight Financing Rate + 0.84%
5.15%, 02/01/2034 200 205
6.35%, 11/24/2084
(k)
2,500 2,418
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(k)
4,600 4,535
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.50%, 05/24/2086
(k)
600 594
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
6.75%, 08/24/2085
(k)
400 407
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(k)
500 519
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Santander Holdings USA Inc
6.57%, 06/12/2029
(i),(k)
100 103
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(k)
200 206
Secured Overnight Financing Rate + 2.60%
Saudi Awwal Bank
5.95%, 09/04/2035
(k)
2,075 2,066
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Skandinaviska Enskilda Banken AB
3.50%, 08/14/2035 EUR 100 $ 114
SNB Sukuk Ltd
5.94%, 07/18/2036
(k)
$ 2,025 2,029
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
Societe Generale SA
0.50%, 06/12/2029
(k)
EUR 100 111
3 Month Euro Interbank Offered Rate +
0.95%
3.63%, 03/01/2041
(j)
$ 200 145
3.75%, 05/17/2035
(k)
EUR 100 116
Euribor Swap Rate 5 Year + 1.65%
5.25%, 09/06/2032
(k)
100 120
EUR Swap Annual (VS 6 Month) 5 Year +
3.10%
8.50%, 03/25/2034
(h),(j),(k),(n)
$ 600 658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(h),(j),(k),(n)
200 219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
3.27%, 02/18/2036
(j),(k)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(h),(i),(k),(n)
1,825 1,704
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(k)
EUR 100 123
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
5.24%, 05/13/2031
(j),(k)
$ 200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
7.00%, 11/14/2035
(h),(j),(k),(n)
4,000 4,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
7.63%, 01/16/2032
(h),(i),(j),(k),(n)
900 950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Corp
4.14%, 12/03/2029
(k)
200 199
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 100
6.70%, 03/15/2029
(h),(k)
500 515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(h),(i),(k)
2,800 2,902
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Sumitomo Mitsui Financial Group Inc
4.95%, 07/08/2033
(k)
923 921
Secured Overnight Financing Rate + 1.38%
5.81%, 09/14/2033 200 210
5.88%, 07/13/2026 200 201
6.18%, 07/13/2043 100 105
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(i),(j)
200 198
Svenska Handelsbanken AB
3.13%, 02/16/2033 EUR 100 115

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Swedbank AB
0.20%, 01/12/2028 EUR 100 $ 112
7.75%, 03/17/2030
(h),(k),(n)
$ 200 212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
512 512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
5.30%, 02/27/2032
(k)
586 581
Secured Overnight Financing Rate + 1.94%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 200 199
2.00%, 09/10/2031
(i)
100 88
2.55%, 08/03/2027 EUR 100 117
3.69%, 01/09/2032
(k)
CAD 50 36
Canadian Overnight Repo Rate Average
Compounded Index + 0.93%
4.42%, 10/31/2035
(k)
100 74
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
4.68%, 01/08/2029 200 151
4.75%, 09/11/2030 AUD 50 34
4.87%, 04/22/2033 $ 1,227 1,220
6.35%, 10/31/2085
(k)
1,600 1,611
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
8.13%, 10/31/2082
(k)
1,300 1,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Bank
4.14%, 10/23/2029
(k)
936 928
Secured Overnight Financing Rate + 0.91%
Truist Financial Corp
3.88%, 03/19/2029 100 98
4.68%, 04/23/2032
(k)
100 99
Secured Overnight Financing Rate + 1.09%
5.10%, 03/01/2030
(h),(k)
500 503
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.28%, 04/23/2037
(k)
800 789
Secured Overnight Financing Rate + 1.41%
5.71%, 01/24/2035
(k)
100 103
Secured Overnight Financing Rate + 1.92%
6.67%, 09/01/2026
(h),(i),(k)
4,500 4,502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS Group AG
0.88%, 11/03/2031 EUR 200 204
3.87%, 01/12/2029
(j),(k)
$ 400 396
3 Month USD LIBOR + 1.41%
4.15%, 12/23/2029
(j),(k)
200 198
Secured Overnight Financing Rate + 0.84%
4.21%, 04/10/2030
(j),(k)
900 889
Secured Overnight Financing Rate + 0.84%
4.84%, 11/06/2033
(j),(k)
673 663
Secured Overnight Financing Rate + 1.29%
4.88%, 05/15/2045 250 224
5.43%, 02/08/2030
(j),(k)
558 569
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
5.58%, 05/09/2036
(j),(k)
271 276
Secured Overnight Financing Rate + 1.76%
6.60%, 08/05/2030
(h),(j),(k),(n)
400 403
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG (continued)
6.63%, 01/08/2031
(h),(j),(k),(n)
$ 1,000 $ 1,007
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.24%
7.00%, 01/08/2036
(h),(j),(k),(n)
4,200 4,263
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.32%
UniCredit SpA
0.85%, 01/19/2031 EUR 100 104
3.80%, 01/16/2033
(k)
150 176
3 Month Euro Interbank Offered Rate +
1.40%
US Bancorp
1.38%, 07/22/2030 $ 100 88
2.49%, 11/03/2036
(k)
1,994 1,733
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 96
3.70%, 01/15/2027
(h),(k)
4,000 3,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.84%, 06/12/2034
(k)
200 209
Secured Overnight Financing Rate + 2.26%
Webster Financial Corp
5.78%, 09/11/2035
(k)
755 765
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
Wells Fargo & Co
2.50%, 05/02/2029 GBP 100 126
2.57%, 02/11/2031
(k)
$ 465 431
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(k)
157 148
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 1,148 865
Secured Overnight Financing Rate + 5.06%
3.90%, 07/22/2032
(k)
EUR 100 119
3 Month Euro Interbank Offered Rate +
1.22%
3.90%, 05/01/2045 $ 100 79
4.08%, 09/15/2029
(k)
982 972
Secured Overnight Financing Rate + 0.88%
4.15%, 01/24/2029 200 199
4.48%, 04/04/2031
(k)
200 199
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.75%, 12/07/2046 214 181
4.89%, 09/15/2036
(k)
50 49
Secured Overnight Financing Rate + 1.34%
5.50%, 01/23/2035
(k)
372 379
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(k)
100 103
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(k)
200 204
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 1,067 1,022
6.13%, 06/15/2031
(h),(k)
2,800 2,810
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%
Wells Fargo Bank NA
6.60%, 01/15/2038 250 274
Western Alliance Bank
6.54%, 11/15/2035
(k)
940 929
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
2.96%, 11/16/2040 $ 50 $ 37
3.02%, 11/18/2036
(k)
100 90
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.30%, 06/19/2030 AUD 100 69
5.14%, 02/12/2031 100 71
5.46%, 11/18/2027 $ 200 204
Zions Bancorp NA
6.82%, 11/19/2035
(k)
1,042 1,088
Secured Overnight Financing Rate + 2.83%
$ 274,574
Beverages - 0.28%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 100 98
4.90%, 02/01/2046 1,039 940
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 100 110
2.75%, 03/17/2036 100 107
2.88%, 04/02/2032 100 114
Anheuser-Busch InBev Worldwide Inc
5.00%, 06/15/2034 $ 100 101
5.45%, 01/23/2039 100 102
5.80%, 01/23/2059 100 101
CCEP Finance Ireland DAC
1.50%, 05/06/2041 EUR 100 83
Coca-Cola Co/The
0.95%, 05/06/2036 100 91
1.65%, 06/01/2030 $ 200 181
2.50%, 03/15/2051 50 29
5.20%, 01/14/2055 50 47
Constellation Brands Inc
4.35%, 05/09/2027 304 304
4.90%, 05/01/2033 50 50
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 111
2.75%, 06/08/2038 GBP 100 99
Heineken NV
1.75%, 03/17/2031 EUR 100 109
3.51%, 05/03/2034 100 115
JDE Peet's NV
0.63%, 02/09/2028 100 112
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 70
Maple Parent Holdings Corp
5.70%, 03/26/2036
(j)
521 522
6.63%, 03/26/2056
(j)
683 691
PepsiCo Inc
3.00%, 10/15/2027 250 247
3.38%, 07/29/2049 200 141
3.60%, 02/18/2028 376 373
4.45%, 02/07/2028 559 563
4.65%, 07/23/2032
(i)
491 494
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 110
$ 6,215
Biotechnology - 0.34%
Amgen Inc
3.15%, 02/21/2040 $ 949 737
4.20%, 02/19/2031 376 371
4.40%, 05/01/2045 186 157
4.40%, 02/22/2062 50 39
4.66%, 06/15/2051 200 167
4.85%, 02/19/2036 221 216
5.15%, 03/02/2028 490 497
5.25%, 03/02/2033 200 205
5.60%, 03/02/2043 50 49
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc (continued)
5.65%, 03/02/2053 $ 711 $ 684
5.75%, 03/02/2063 369 353
Biogen Inc
3.15%, 05/01/2050 100 64
BioMarin Pharmaceutical Inc
5.50%, 02/15/2034
(j)
1,500 1,489
CSL Finance PLC
4.63%, 04/27/2042
(j)
100 88
Gilead Sciences Inc
4.15%, 03/01/2047 150 121
4.80%, 11/15/2029 545 554
5.10%, 06/15/2035 362 365
5.25%, 10/15/2033 100 103
Royalty Pharma PLC
2.15%, 09/02/2031 895 785
3.35%, 09/02/2051 100 66
5.15%, 09/02/2029 316 321
$ 7,431
Building Materials - 0.53%
Amrize Finance US LLC
7.13%, 07/15/2036 50 57
Carlisle Cos Inc
2.20%, 03/01/2032 100 87
Carrier Global Corp
3.58%, 04/05/2050 100 72
4.13%, 05/29/2028 EUR 100 119
Cie de Saint-Gobain SA
2.38%, 10/04/2027 100 116
3.50%, 01/18/2029 100 118
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.75%, 05/21/2030 $ 800 848
CRH SMW Finance DAC
4.25%, 07/11/2035 EUR 100 120
5.13%, 01/09/2030 $ 200 204
5.20%, 05/21/2029 917 937
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.75%, 07/15/2031
(j)
1,580 1,633
Heidelberg Materials Finance Luxembourg SA
3.00%, 07/10/2030 EUR 100 116
Johnson Controls International plc
4.25%, 05/23/2035 100 121
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 $ 2,000 2,018
Martin Marietta Materials Inc
2.40%, 07/15/2031 100 89
Owens Corning
3.95%, 08/15/2029 100 98
5.50%, 06/15/2027 309 313
Quikrete Holdings Inc
6.38%, 03/01/2032
(j)
890 904
6.75%, 03/01/2033
(j)
1,440 1,460
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(j)
2,125 2,123
Trane Technologies Financing Ltd
3.80%, 03/21/2029 50 49
Vulcan Materials Co
3.50%, 06/01/2030 100 96
$ 11,698
Chemicals - 0.89%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 102
Air Products and Chemicals Inc
3.25%, 06/16/2032 100 115
4.90%, 10/11/2032 $ 50 51
Akzo Nobel NV
2.00%, 03/28/2032 EUR 100 106

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Albemarle Corp
5.05%, 06/01/2032 $ 100 $ 100
BASF SE
4.50%, 03/08/2035 EUR 100 123
Braskem Idesa SAPI
0.00%, 11/15/2029
(d)
$ 1,950 1,367
0.00%, 02/20/2032
(d)
1,000 703
Celanese US Holdings LLC
6.75%, 04/15/2033
(i)
2,410 2,482
CF Industries Inc
5.30%, 11/26/2035 50 50
5.38%, 03/15/2044 885 831
Dangote Fertiliser Ltd
7.75%, 05/05/2031
(j),(o)
2,325 2,348
Dow Chemical Co/The
4.80%, 01/15/2031 100 99
4.80%, 05/15/2049 100 79
DSM BV
3.00%, 02/25/2031 EUR 100 115
DuPont de Nemours Inc
5.32%, 11/15/2038 $ 30 30
Eastman Chemical Co
4.50%, 02/20/2031 517 508
5.75%, 03/08/2033 600 623
Ecolab Inc
2.70%, 12/15/2051 788 476
3.95%, 12/01/2047 100 79
4.30%, 06/15/2028 263 263
5.25%, 01/15/2028 494 502
Huntsman International LLC
5.70%, 10/15/2034 1,220 1,145
International Flavors & Fragrances Inc
4.38%, 06/01/2047 75 59
Linde PLC
0.38%, 09/30/2033 EUR 100 94
2.63%, 02/18/2029 100 116
LYB International Finance BV
4.88%, 03/15/2044 $ 50 42
LYB International Finance III LLC
5.13%, 01/15/2031 50 50
6.15%, 05/15/2035 50 52
Mosaic Co/The
4.35%, 01/15/2029 100 99
Nutrien Ltd
2.95%, 05/13/2030 150 141
5.20%, 06/21/2027 334 337
Olympus Water US Holding Corp
6.75%, 08/01/2032
(j)
470 456
7.25%, 02/15/2033
(j)
3,100 3,030
PPG Industries Inc
4.38%, 03/15/2031 751 741
RPM International Inc
2.95%, 01/15/2032 100 90
Sasol Financing USA LLC
8.75%, 04/10/2033
(j)
850 898
SCIH Salt Holdings Inc
6.63%, 05/01/2029
(j)
380 377
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 87
Westlake Corp
2.88%, 08/15/2041 100 68
3.38%, 08/15/2061 735 436
Yara International ASA
4.75%, 06/01/2028
(j)
100 100
$ 19,570
Coal - 0.20%
SunCoke Energy Inc
4.88%, 06/30/2029
(j)
4,775 4,402
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 1.22%
Bayview Commercial Asset Trust 2005-3
4.27%, 11/25/2035
(j)
$ 432 $ 423
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
4.39%, 11/25/2035
(j)
332 328
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Bayview Commercial Asset Trust 2006-2
4.11%, 07/25/2036
(j)
303 294
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2006-3
4.14%, 10/25/2036
(j)
85 82
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.49%
Bayview Commercial Asset Trust 2006-4
4.11%, 12/25/2036
(j)
497 479
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2007-4
4.44%, 09/25/2037
(j)
483 459
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.79%
Bayview Commercial Asset Trust 2008-2
7.52%, 04/25/2038
(j)
435 433
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.86%
BBCMS 2018-CHRS Mortgage Trust
4.27%, 08/05/2038
(j),(l)
300 270
BBCMS 2018-TALL Mortgage Trust
4.57%, 03/15/2037
(j)
1,470 1,389
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 390 364
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053 2,320 2,054
Benchmark 2022-B32 Mortgage Trust
3.00%, 01/15/2055
(l)
568 506
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(l)
2,831 2,622
BX Commercial Mortgage Trust 2020-VIV2
3.66%, 03/09/2044
(j),(l)
200 187
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(j)
1,500 1,394
BX Trust 2019-OC11
4.08%, 12/09/2041
(j),(l)
1,750 1,659
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 2,107 2,069
COMM 2024-277P Mortgage Trust
6.34%, 08/10/2044
(j)
1,484 1,547
FRESB 2019-SB63 Mortgage Trust
2.03%, 04/25/2039
(l),(p)
8,152 219
FRESB 2020-SB76 Mortgage Trust
0.00%, 05/25/2030
(d),(l),(p)
5,050 114
FRESB 2020-SB77 Mortgage Trust
0.25%, 06/25/2040
(l),(p)
22,080 756
Grace Trust 2020-GRCE
2.35%, 12/10/2040
(j)
1,072 957
GSMS Trust 2026-DAWN
5.82%, 04/10/2043
(j),(l)
180 180
Harvest Commercial Capital Loan Trust 2019-1
4.64%, 09/25/2046
(j),(l)
2,000 1,946
Harvest Commercial Capital Loan Trust 2020-1
5.96%, 04/25/2052
(j),(l)
270 265
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056 1,596 1,623

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Houston Galleria Mall Trust 2025-HGLR
5.46%, 02/05/2045
(j),(l)
$ 364 $ 372
JP Morgan Chase Commercial Mortgage Securities
Trust 2024-OMNI
5.80%, 10/05/2039
(j),(l)
1,007 1,017
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(j)
1,400 1,265
NYC Commercial Mortgage Trust 2026-1PARK
4.91%, 02/15/2043
(j)
246 246
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
ROCK Trust 2024-CNTR
5.39%, 11/13/2041
(j)
225 228
WFRBS Commercial Mortgage Trust 2014-C21
4.21%, 08/15/2047
(l)
210 207
4.23%, 08/15/2047
(l)
737 710
$ 26,664
Commercial Services - 2.49%
Abertis France SAS
1.63%, 09/18/2029 EUR 100 110
Abertis Infraestructuras SA
4.13%, 01/31/2028 100 119
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 $ 2,811 2,598
ADT Security Corp/The
5.88%, 10/15/2033
(j)
450 443
AMN Healthcare Inc
6.50%, 01/15/2031
(j)
2,470 2,461
APRR SA
1.25%, 01/18/2028 EUR 100 114
Ashtead Capital Inc
4.25%, 11/01/2029
(j)
$ 200 196
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 EUR 100 116
2.75%, 09/02/2032 100 112
Autostrade per l'Italia SpA
5.13%, 06/14/2033 100 125
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
8.25%, 01/15/2030
(i),(j)
$ 760 780
8.38%, 06/15/2032
(i),(j)
1,090 1,096
Block Financial LLC
3.88%, 08/15/2030 100 94
Champions Financing Inc
8.75%, 02/15/2029
(i),(j)
1,575 1,533
CompoSecure Holdings LLC
5.63%, 02/01/2033
(j)
1,925 1,887
Duke University
2.76%, 10/01/2050 50 31
ERAC USA Finance LLC
4.70%, 04/30/2031
(j)
100 100
4.90%, 05/01/2033
(j)
100 100
5.25%, 04/30/2036
(j)
1,211 1,208
Ford Foundation/The
2.82%, 06/01/2070 840 465
Global Payments Inc
2.90%, 11/15/2031 100 88
4.50%, 11/15/2028 100 99
4.88%, 11/15/2030 50 49
5.20%, 11/15/2032 489 478
5.55%, 11/15/2035 613 591
Herc Holdings Inc
6.00%, 03/15/2034
(j)
3,075 3,049
Massachusetts Institute of Technology
3.07%, 04/01/2052 100 66
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 1,625 1,677
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Moody's Corp
2.75%, 08/19/2041 $ 100 $ 71
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 116
3.63%, 07/24/2029 EUR 100 118
PayPal Holdings Inc
5.05%, 06/01/2052 $ 50 43
President and Fellows of Harvard College
3.75%, 11/15/2052 50 38
PROG Holdings Inc
6.00%, 11/15/2029
(j)
3,175 3,102
Quanta Services Inc
2.35%, 01/15/2032 528 464
2.90%, 10/01/2030 545 508
3.05%, 10/01/2041 459 336
5.10%, 08/09/2035 363 361
Raven Acquisition Holdings LLC
6.88%, 11/15/2031
(j)
2,410 2,386
RELX Finance BV
0.50%, 03/10/2028 EUR 100 112
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 118
S&P Global Inc
2.70%, 03/01/2029 $ 559 539
3.70%, 03/01/2052 100 73
4.25%, 01/15/2031
(j)
340 335
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(j)
6,225 6,213
Teranet Holdings LP
3.72%, 02/23/2029 CAD 100 73
Thomas Jefferson University
3.85%, 11/01/2057 $ 50 35
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 115
4.56%, 11/14/2028 CAD 100 75
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 63
Triton Container International Ltd
3.15%, 06/15/2031
(j)
$ 1,694 1,531
Triton Container International Ltd / TAL
International Container Corp
3.25%, 03/15/2032 528 472
5.15%, 02/15/2033 781 767
University of Miami
4.06%, 04/01/2052 50 39
University of Southern California
4.98%, 10/01/2053 50 45
Upbound Group Inc
6.38%, 02/15/2029
(j)
4,075 4,027
Verisk Analytics Inc
4.45%, 03/15/2031 643 635
VT Topco Inc
8.50%, 08/15/2030
(i),(j)
3,220 3,297
Wand NewCo 3 Inc
7.63%, 01/30/2032
(j)
2,895 3,013
WEX Inc
6.50%, 03/15/2033
(j)
5,566 5,544
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 105
$ 54,554
Computers - 0.98%
Accenture Capital Inc
4.50%, 10/04/2034 $ 370 357
Amentum Holdings Inc
7.25%, 08/01/2032
(j)
3,100 3,209

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc
1.38%, 05/24/2029 EUR 100 $ 112
1.40%, 08/05/2028 $ 1,234 1,167
1.65%, 02/08/2031 100 89
2.65%, 05/11/2050 900 551
2.70%, 08/05/2051 330 203
2.85%, 08/05/2061 200 116
3.35%, 08/08/2032 200 191
3.95%, 08/08/2052 100 78
4.15%, 05/10/2030 100 100
4.38%, 05/13/2045 508 443
4.45%, 05/06/2044 50 44
Booz Allen Hamilton Inc
4.00%, 07/01/2029
(j)
481 469
5.95%, 08/04/2033 50 51
5.95%, 04/15/2035 1,032 1,040
CACI International Inc
6.38%, 06/15/2033
(j)
800 818
Capgemini SE
2.00%, 04/15/2029 EUR 100 113
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 808 609
4.35%, 02/01/2030 932 923
4.75%, 04/01/2028 792 797
5.10%, 02/15/2036 50 49
5.25%, 02/01/2028 100 101
5.75%, 02/01/2033 150 156
8.10%, 07/15/2036 675 803
DXC Technology Co
2.38%, 09/15/2028 50 47
Everforth Inc
4.63%, 05/15/2028
(j)
2,075 1,940
Fortress Intermediate 3 Inc
7.50%, 06/01/2031
(j)
1,150 1,162
Gartner Inc
4.95%, 03/20/2031 50 49
Hewlett Packard Enterprise Co
4.60%, 03/23/2029 386 386
5.25%, 07/01/2028 100 101
5.25%, 04/01/2033 527 529
5.60%, 10/15/2054 50 45
HP Inc
5.50%, 01/15/2033
(i)
100 102
IBM International Capital Pte Ltd
4.75%, 02/05/2031 1,085 1,086
Insight Enterprises Inc
6.63%, 05/15/2032
(j)
1,425 1,413
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 107
2.20%, 02/09/2027 $ 200 197
4.00%, 02/06/2043 EUR 100 110
4.60%, 02/03/2033 $ 807 793
5.10%, 02/06/2053 100 87
5.20%, 02/10/2035 100 100
Kyndryl Holdings Inc
3.15%, 10/15/2031 475 403
4.10%, 10/15/2041 50 36
Leidos Inc
5.50%, 03/15/2035 50 51
Teleperformance SE
4.25%, 01/21/2030 EUR 100 118
$ 21,451
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031 $ 100 88
Reckitt Benckiser Treasury Services PLC
2.63%, 09/10/2028 EUR 100 116
$ 204
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0.08%
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 $ 105
Haleon US Capital LLC
4.00%, 03/24/2052 $ 775 593
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(g)
15,607 —
Kenvue Inc
4.85%, 05/22/2032 505 511
5.10%, 03/22/2043 100 95
L'Oreal SA
2.75%, 11/19/2030 EUR 100 115
Procter & Gamble Co/The
4.05%, 01/26/2033 $ 200 197
Unilever Capital Corp
5.00%, 12/08/2033 100 102
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 100 109
$ 1,827
Credit Card Asset Backed Securities - 0.06%
American Express Credit Account Master Trust
4.65%, 07/15/2029 $ 1,305 1,315
Distribution & Wholesale - 0.15%
Resideo Funding Inc
6.50%, 07/15/2032
(j)
3,350 3,381
Diversified Financial Services - 2.67%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.85%, 10/29/2041 150 120
Ally Financial Inc
6.18%, 07/26/2035
(k)
100 101
Secured Overnight Financing Rate + 2.29%
6.70%, 02/14/2033 2,200 2,271
American Express Co
3.43%, 05/20/2032
(k)
EUR 100 117
3 Month Euro Interbank Offered Rate +
1.10%
4.44%, 05/03/2030
(k),(o)
$ 901 899
Secured Overnight Financing Rate + 0.81%
4.92%, 07/20/2033
(k)
330 331
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031 559 569
Secured Overnight Financing Rate + 2.04%
5.10%, 02/16/2028
(k)
603 607
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(k)
150 153
Secured Overnight Financing Rate + 1.28%
5.44%, 01/30/2036
(k)
100 102
Secured Overnight Financing Rate + 1.32%
Apollo Global Management Inc
6.00%, 12/15/2054
(k)
50 49
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Aviation Capital Group LLC
6.25%, 04/15/2028
(j)
100 103
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(j)
200 194
Azorra Finance Ltd
7.75%, 04/15/2030
(j)
3,625 3,755
Blackstone Holdings Finance Co LLC
3.50%, 06/01/2034 EUR 100 114
Blue Owl Finance LLC
3.13%, 06/10/2031 $ 100 87
Bread Financial Holdings Inc
6.75%, 05/15/2031
(j)
425 434
8.38%, 06/15/2035
(i),(j),(k)
1,850 1,940
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Brookfield Asset Management Ltd
4.65%, 11/15/2030 $ 50 $ 50
4.83%, 04/15/2031 100 99
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(j)
4,500 4,191
Cantor Fitzgerald LP
4.50%, 04/14/2027
(j)
100 100
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 111
3.80%, 01/31/2028 $ 100 99
4.49%, 09/11/2031
(k)
100 98
Secured Overnight Financing Rate + 1.25%
4.93%, 05/10/2028
(k)
150 151
Secured Overnight Financing Rate + 2.06%
5.88%, 07/26/2035
(k)
100 103
Secured Overnight Financing Rate + 1.99%
Charles Schwab Corp/The
5.64%, 05/19/2029
(k)
100 103
Secured Overnight Financing Rate + 2.21%
6.10%, 06/01/2031
(h),(k)
5,700 5,703
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
6.14%, 08/24/2034
(k)
100 107
Secured Overnight Financing Rate + 2.01%
Credit Acceptance Corp
9.25%, 12/15/2028
(j)
2,725 2,842
Equitable America Global Funding
3.95%, 09/15/2027
(j)
50 50
4.30%, 12/15/2028
(j)
486 481
Euronext NV
2.63%, 11/26/2028 EUR 100 116
Focus Financial Partners LLC
6.75%, 09/15/2031
(j)
$ 3,320 3,378
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(j)
1,000 975
Gabx Leasing LLC
4.63%, 04/15/2031
(j)
359 354
goeasy Ltd
6.88%, 05/15/2030
(j)
625 528
Intercontinental Exchange Inc
1.85%, 09/15/2032 100 85
3.00%, 09/15/2060 100 58
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(j)
1,400 1,407
6.75%, 05/01/2033
(j)
3,580 3,678
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 87
5.50%, 02/15/2036 50 48
Lazard Group LLC
4.38%, 03/11/2029 100 99
LPL Holdings Inc
5.75%, 06/15/2035 50 50
LSEG Finance PLC
4.50%, 10/19/2028 GBP 100 135
Lseg Netherlands BV
0.25%, 04/06/2028 EUR 100 111
Mastercard Inc
1.90%, 03/15/2031 $ 200 178
4.35%, 01/15/2032 350 347
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 96
5.35%, 06/28/2028 $ 100 102
Nomura Holdings Inc
3.00%, 01/22/2032 200 180
7.00%, 07/15/2030
(h),(k),(n)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp
4.00%, 09/15/2030 $ 400 $ 368
7.13%, 11/15/2031 875 887
7.50%, 05/15/2031 1,925 1,974
7.88%, 03/15/2030 2,500 2,606
ORIX Corp
2.25%, 03/09/2031 100 89
5.20%, 09/13/2032 50 51
Raymond James Financial Inc
4.65%, 04/01/2030 100 101
Rfna LP
7.88%, 02/15/2030
(j)
3,475 3,449
Rocket Cos Inc
6.38%, 08/01/2033
(j)
1,100 1,113
6.50%, 08/01/2029
(j)
1,600 1,630
7.13%, 02/01/2032
(j)
575 594
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 70
Stellantis Financial Services US Corp
4.95%, 09/15/2028
(j)
$ 452 450
Stonex Escrow Issuer LLC
6.88%, 07/15/2032
(j)
2,525 2,611
StoneX Group Inc
7.88%, 03/01/2031
(j)
1,350 1,421
Sumisho Air Lease Corp
5.30%, 02/01/2028 150 152
Synchrony Financial
2.88%, 10/28/2031 100 88
4.95%, 02/25/2032
(k)
520 508
Secured Overnight Financing Rate + 1.53%
5.15%, 03/19/2029 609 610
USAA Capital Corp
4.38%, 06/01/2028
(j)
625 626
Visa Inc
2.05%, 04/15/2030 100 92
3.65%, 09/15/2047 100 76
4.40%, 02/12/2033 416 412
Voya Financial Inc
5.00%, 09/20/2034 75 74
$ 58,504
Electric - 3.02%
AEP Texas Inc
5.85%, 10/15/2055 731 703
AES Corp/The
2.45%, 01/15/2031 119 106
Alabama Power Co
3.00%, 03/15/2052 150 95
4.30%, 03/15/2031 50 49
AltaLink LP
4.87%, 11/15/2040 CAD 100 75
Ameren Illinois Co
3.85%, 09/01/2032 $ 100 95
American Electric Power Co Inc
5.80%, 03/15/2056 450 448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
6.05%, 03/15/2056
(k)
600 598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(k)
600 639
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(k)
800 837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Amprion GmbH
4.13%, 09/07/2034 EUR 100 119

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Appalachian Power Co
4.50%, 03/01/2049 $ 100 $ 80
7.00%, 04/01/2038 100 111
Arizona Public Service Co
4.50%, 04/01/2042 100 86
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 100 70
AusNet Services Holdings Pty Ltd
2.60%, 07/31/2029 100 65
Avangrid Inc
3.80%, 06/01/2029 $ 100 98
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 94
Black Hills Corp
4.55%, 01/31/2031 50 50
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 80
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 80
Bruce Power LP
4.70%, 12/21/2027 100 75
Capital Power Corp
4.23%, 01/14/2033 50 36
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/2035 $ 100 100
CenterPoint Energy Inc
6.85%, 02/15/2055
(k)
50 53
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
CMS Energy Corp
4.75%, 06/01/2050 744 728
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.23%
Comision Federal de Electricidad
5.00%, 09/29/2036 809 762
Commonwealth Edison Co
3.80%, 10/01/2042 100 80
Connecticut Light and Power Co/The
4.95%, 08/15/2034 100 100
Consolidated Edison Co of New York Inc
4.13%, 05/15/2049 534 418
4.45%, 03/15/2044 277 237
4.50%, 12/01/2045 401 338
4.50%, 05/15/2058 100 80
4.63%, 12/01/2054 100 82
Constellation Energy Generation LLC
3.75%, 03/01/2031
(j)
100 96
5.80%, 03/01/2033 100 105
Consumers Energy Co
3.60%, 08/15/2032 100 94
4.90%, 02/15/2029 100 101
Dominion Energy Inc
3.38%, 04/01/2030 100 96
4.85%, 08/15/2052 100 84
6.63%, 05/15/2055 2,050 2,097
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
DTE Electric Co
4.05%, 05/15/2048 100 78
DTE Energy Co
4.88%, 06/01/2028 505 509
Duke Energy Carolinas LLC
3.55%, 03/15/2052 306 215
5.25%, 03/15/2035 100 102
5.40%, 01/15/2054 194 183
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
3.75%, 09/01/2046 $ 50 $ 37
5.00%, 12/08/2027 100 101
5.80%, 06/15/2054 396 379
6.45%, 09/01/2054
(k)
50 52
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Duke Energy Florida LLC
5.95%, 11/15/2052 261 263
Duke Energy Indiana LLC
3.25%, 10/01/2049 100 67
4.95%, 03/15/2036 275 270
5.40%, 04/01/2053 100 93
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 48
5.65%, 04/01/2053 210 203
Duke Energy Progress LLC
4.00%, 04/01/2052 404 305
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(j)
100 91
E.ON International Finance BV
5.88%, 10/30/2037 GBP 100 132
E.ON SE
3.13%, 03/05/2030 EUR 100 117
3.50%, 10/26/2037 100 112
Eastern European Electric Co BV
6.50%, 05/15/2030
(i),(j)
825 999
6.50%, 05/15/2030 450 545
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 99
EDP Finance BV
3.88%, 03/11/2030 EUR 100 119
Electricite de France SA
9.13%, 03/15/2033
(h),(k)
$ 1,700 1,982
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Emera US Finance LLC
5.20%, 04/01/2033 393 390
Emera US Finance LP
2.64%, 06/15/2031 100 89
4.75%, 06/15/2046 595 494
ENEL Finance International NV
3.50%, 04/06/2028
(j)
347 341
4.50%, 02/20/2043 EUR 100 117
4.75%, 05/25/2047
(j)
$ 283 235
5.13%, 06/26/2029
(j)
475 482
6.80%, 09/15/2037
(j)
100 110
Enel SpA
4.25%, 01/14/2030
(h),(k)
EUR 100 116
Euribor Swap Rate 5 Year + 2.01%
Energo - Pro as
6.45%, 04/15/2031 1,100 1,274
8.00%, 05/27/2030
(j)
1,500 1,838
Engie SA
2.13%, 03/30/2032 200 217
4.25%, 01/11/2043 100 113
Entergy Arkansas LLC
4.20%, 04/01/2049 $ 100 78
4.95%, 01/15/2036 204 201
Entergy Corp
6.10%, 06/15/2056
(k)
1,900 1,893
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
Entergy Louisiana LLC
2.35%, 06/15/2032 100 88
Entergy Mississippi LLC
3.85%, 06/01/2049 316 235

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Texas Inc
4.50%, 03/30/2039 $ 1,207 $ 1,102
5.55%, 09/15/2054 50 47
Eurogrid GmbH
0.74%, 04/21/2033 EUR 100 96
EUSHI Finance Inc
6.25%, 04/01/2056
(k)
$ 400 396
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Evergy Inc
4.25%, 03/15/2029 286 284
Evergy Metro Inc
4.20%, 06/15/2047 100 79
Eversource Energy
3.45%, 01/15/2050 100 69
Exelon Corp
4.10%, 03/15/2052 100 75
6.50%, 03/15/2055
(k)
100 103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Corp
2.65%, 03/01/2030 100 93
3.40%, 03/01/2050 50 33
4.85%, 07/15/2047 501 431
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(j)
809 819
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(j)
983 814
Florida Power & Light Co
3.99%, 03/01/2049 100 78
4.05%, 10/01/2044 100 82
5.15%, 06/15/2029 667 684
5.30%, 06/15/2034 150 154
5.60%, 02/15/2066 289 276
5.70%, 03/15/2055 50 49
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 68
Georgia Power Co
3.25%, 03/15/2051 $ 811 544
Hydro One Inc
3.63%, 06/25/2049 CAD 100 61
4.25%, 01/04/2035 100 74
Iberdrola Finanzas SA
1.62%, 11/29/2029 EUR 100 112
4.88%, 04/25/2028
(h),(k)
100 120
EUR Swap Annual (VS 6 Month) 5 Year +
2.26%
Iberdrola International BV
6.75%, 07/15/2036 $ 25 28
Indianapolis Power & Light Co
5.70%, 04/01/2054
(j)
50 48
Interstate Power and Light Co
3.50%, 09/30/2049 572 395
ITC Holdings Corp
3.35%, 11/15/2027 100 98
Kentucky Power Co
7.00%, 11/15/2033
(j)
967 1,041
Kentucky Utilities Co
5.13%, 11/01/2040 100 96
5.85%, 08/15/2055 211 209
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(j)
352 316
MidAmerican Energy Co
5.30%, 02/01/2055 50 46
5.35%, 01/15/2034 50 51
5.85%, 09/15/2054 50 50
Narragansett Electric Co/The
5.35%, 05/01/2034
(j)
460 468
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 $ 137
National Grid PLC
0.25%, 09/01/2028 EUR 100 110
0.55%, 09/18/2029 100 107
National Rural Utilities Cooperative Finance Corp
3.95%, 12/10/2027 $ 339 337
4.05%, 02/09/2029 200 199
4.15%, 08/25/2028 239 238
4.40%, 05/11/2029
(o)
963 964
4.75%, 02/07/2028 244 246
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 67
Nevada Power Co
3.13%, 08/01/2050 $ 100 64
New England Power Co
3.80%, 12/05/2047
(j)
100 74
New York State Electric & Gas Corp
5.85%, 08/15/2033
(j)
449 469
NextEra Energy Capital Holdings Inc
4.00%, 05/15/2056
(k)
EUR 100 114
Euribor Swap Rate 5 Year + 1.59%
4.69%, 09/01/2027 $ 333 334
5.30%, 03/15/2032 713 731
5.65%, 05/01/2079
(i),(k)
100 100
3 Month USD LIBOR + 3.16%
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(j)
50 47
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 52
Northern States Power Co/MN
2.60%, 06/01/2051 $ 100 60
NRG Energy Inc
4.96%, 04/30/2031
(j)
429 426
5.88%, 05/15/2034
(j)
1,025 1,021
6.13%, 05/15/2036
(j)
1,400 1,395
7.00%, 03/15/2033
(j)
50 54
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 100 96
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 72
4.15%, 06/01/2032 434 422
5.75%, 03/15/2029 100 103
Pacific Gas and Electric Co
3.30%, 03/15/2027 150 149
3.30%, 08/01/2040 150 112
3.95%, 12/01/2047 304 222
4.30%, 03/15/2045 909 711
4.95%, 07/01/2050 734 610
5.00%, 06/04/2028 50 50
6.10%, 01/15/2029 75 78
6.10%, 10/15/2055 890 859
6.75%, 01/15/2053 100 104
PacifiCorp
3.30%, 03/15/2051 682 437
4.10%, 02/01/2042 100 80
PECO Energy Co
4.88%, 09/15/2035 50 50
PPL Capital Funding Inc
5.25%, 09/01/2034 237 239
Public Service Co of Colorado
1.90%, 01/15/2031 100 89
2.70%, 01/15/2051 1,513 893
3.70%, 06/15/2028 531 524
4.10%, 06/15/2048 711 554
5.15%, 09/15/2035 50 50

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Oklahoma
2.20%, 08/15/2031 $ 643 $ 565
5.45%, 01/15/2036 50 50
Public Service Electric and Gas Co
4.85%, 08/01/2034 100 99
5.63%, 01/01/2056 50 49
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 89
Puget Energy Inc
4.10%, 06/15/2030 100 97
Puget Sound Energy Inc
5.60%, 09/15/2055 50 48
5.69%, 06/15/2054 382 374
Red Electrica Financiaciones SA
1.25%, 03/13/2027 EUR 100 116
RWE AG
2.75%, 05/24/2030 50 58
4.13%, 02/13/2035 50 60
RWE Finance US LLC
5.88%, 09/18/2055
(j)
$ 670 638
6.25%, 04/16/2054
(j)
976 976
Saavi Energia Sarl
8.88%, 02/10/2035
(j)
2,775 3,087
San Diego Gas & Electric Co
4.95%, 08/15/2028 100 101
5.40%, 04/15/2035 50 51
Sempra
5.25%, 03/15/2036 526 520
6.55%, 04/01/2055
(k)
50 51
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
3.60%, 02/01/2045 100 71
5.88%, 12/01/2053 306 288
5.95%, 11/01/2032 200 209
6.20%, 09/15/2055 409 401
Southern Co/The
4.85%, 06/15/2028 100 101
Southern Power Co
5.25%, 07/15/2043 100 94
Southwestern Electric Power Co
5.90%, 04/01/2056 1,723 1,674
Southwestern Public Service Co
6.00%, 06/01/2054 50 50
SSE PLC
4.00%, 01/21/2028
(h),(k)
EUR 100 117
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Terna - Rete Elettrica Nazionale
0.38%, 06/23/2029 100 108
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(j)
$ 370 375
Union Electric Co
3.25%, 10/01/2049 100 67
3.90%, 04/01/2052 387 289
Virginia Electric and Power Co
2.40%, 03/30/2032 150 133
4.60%, 12/01/2048 50 42
5.05%, 08/15/2034 100 100
5.55%, 08/15/2054 204 193
Vistra Operations Co LLC
4.30%, 10/15/2028
(j)
612 605
4.55%, 10/30/2028
(j)
100 100
5.55%, 04/30/2036
(j)
1,052 1,042
6.95%, 10/15/2033
(j)
100 109
VoltaGrid LLC
7.38%, 11/01/2030
(j)
2,600 2,699
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
WEC Energy Group Inc
2.20%, 12/15/2028 $ 100 $ 94
5.63%, 05/15/2056
(k)
300 298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
Wisconsin Electric Power Co
4.15%, 10/15/2030 100 99
Wisconsin Power and Light Co
3.95%, 09/01/2032
(i)
380 363
5.38%, 03/30/2034 100 102
Xcel Energy Inc
5.45%, 08/15/2033 100 102
$ 66,145
Electrical Components & Equipment - 0.04%
Schneider Electric SE
3.38%, 04/13/2034 EUR 100 116
WESCO Distribution Inc
5.50%, 04/15/2034
(j)
$ 525 523
6.63%, 03/15/2032
(j)
225 233
$ 872
Electronics - 0.23%
Allegion US Holding Co Inc
5.41%, 07/01/2032 430 439
5.60%, 05/29/2034 449 460
Amphenol Corp
3.90%, 11/15/2028 453 449
4.13%, 11/15/2030 481 474
4.63%, 02/15/2036 50 48
5.30%, 11/15/2055 414 388
Honeywell International Inc
1.95%, 06/01/2030 100 91
4.50%, 01/15/2034 100 98
Keysight Technologies Inc
4.60%, 04/06/2027 100 100
Trimble Inc
6.10%, 03/15/2033 318 334
Tyco Electronics Group SA
4.88%, 02/09/2036 530 522
5.00%, 05/09/2035 659 657
Vontier Corp
2.40%, 04/01/2028 100 96
2.95%, 04/01/2031 1,007 920
$ 5,076
Energy - Alternate Sources - 0.06%
FS Luxembourg Sarl
8.63%, 06/25/2033
(j)
950 931
8.63%, 06/25/2033 400 392
$ 1,323
Engineering & Construction - 0.95%
Aeroports de Montreal
3.03%, 04/21/2050 CAD 75 41
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(j)
$ 2,175 2,225
Bouygues SA
2.25%, 06/29/2029 EUR 100 114
Brundage-Bone Concrete Pumping Holdings Inc
7.50%, 02/01/2032
(j)
$ 3,750 3,811
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 103
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(j)
$ 50 53
Corp Quiport SA
9.00%, 12/15/2037
(j)
3,050 3,303
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 74
Greater Toronto Airports Authority
2.75%, 10/17/2039 CAD 50 30

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 $ 100
HOCHTIEF AG
0.63%, 04/26/2029 100 109
HTA Group Ltd/Mauritius
6.75%, 04/01/2031
(j)
$ 3,025 3,071
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve
Kuzey Cevre Otoyolu Yatirim Ve Isletme A.S.
7.54%, 10/31/2027 3,025 3,063
IHS Holding Ltd
7.88%, 05/29/2030
(j)
1,700 1,751
IHS Netherlands Holdco BV
8.00%, 09/18/2027 1,358 1,356
Jacobs Engineering Group Inc
6.35%, 08/18/2028 50 52
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(j)
900 912
Manchester Airport Group Funding PLC
5.25%, 09/30/2036 GBP 100 128
MasTec Inc
5.90%, 06/15/2029 $ 425 438
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 121
$ 20,855
Entertainment - 1.87%
Brightstar Lottery PLC/ Brightstar Global Solutions
Corp
5.75%, 01/15/2033
(j)
$ 1,825 1,789
Caesars Entertainment Inc
4.63%, 10/15/2029
(j)
725 700
6.00%, 10/15/2032
(i),(j)
5,630 5,046
7.00%, 02/15/2030
(j)
4,425 4,492
Cinemark USA Inc
7.00%, 08/01/2032
(j)
1,675 1,731
Discovery Global Holdings Inc
4.28%, 03/15/2032 2,400 2,174
5.05%, 03/15/2042 1,910 1,363
Flutter Treasury DAC
5.88%, 06/04/2031
(j)
1,175 1,171
Jacobs Entertainment Inc
6.75%, 02/15/2029
(j)
900 882
Light & Wonder International Inc
6.25%, 10/01/2033
(j)
3,155 3,129
7.50%, 09/01/2031
(j)
2,225 2,319
Penn Entertainment Inc
6.75%, 04/01/2031
(j)
1,170 1,160
Rivers Enterprise Borrower LLC / Rivers Enterprise
Finance Corp
6.63%, 02/01/2033
(j)
3,675 3,752
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(j)
4,680 3,950
Six Flags Entertainment Corp
7.25%, 05/15/2031
(j)
1,070 1,055
Six Flags Entertainment Corp /Six Flags Theme
Parks Inc/ Canada's Wonderland Co
6.63%, 05/01/2032
(j)
870 885
Voyager Parent LLC
9.25%, 07/01/2032
(j)
3,643 3,874
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(j)
1,350 1,429
$ 40,901
Environmental Control - 0.44%
Madison IAQ LLC
5.88%, 06/30/2029
(j)
3,778 3,768
Republic Services Inc
5.00%, 04/01/2034 100 101
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Reworld Holding Corp
4.88%, 12/01/2029
(j)
$ 925 $ 884
Waste Connections Inc
2.20%, 01/15/2032 766 673
2.60%, 02/01/2030 50 47
Waste Management Inc
3.15%, 11/15/2027 100 99
4.63%, 02/15/2033 100 100
4.95%, 07/03/2027 659 665
Waste Pro USA Inc
7.00%, 02/01/2033
(j)
3,275 3,336
$ 9,673
Food - 1.96%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
5.75%, 03/31/2034
(j)
1,800 1,752
Barry Callebaut Services NV
4.25%, 08/19/2031 EUR 100 118
Bimbo Bakeries USA Inc
6.05%, 01/15/2029 $ 200 207
Campbell's Company/The
4.55%, 03/21/2031 100 97
Carrefour SA
2.88%, 12/08/2028 EUR 100 116
Chobani LLC / Chobani Finance Corp Inc
6.38%, 04/15/2034
(j)
$ 300 306
Conagra Brands Inc
4.85%, 11/01/2028 100 100
5.00%, 08/01/2030
(i)
50 50
7.00%, 10/01/2028 602 631
Danone SA
0.52%, 11/09/2030 EUR 100 104
Fiesta Purchaser Inc
7.88%, 03/01/2031
(j)
$ 3,240 3,346
9.63%, 09/15/2032
(j)
4,500 4,654
Froneri Lux FinCo SARL
4.75%, 08/01/2032
(j)
EUR 2,700 3,069
6.00%, 08/01/2032
(j)
$ 725 717
General Mills Inc
4.20%, 04/17/2028 100 100
Grupo Nutresa SA
7.88%, 10/21/2031
(h),(j),(k)
1,575 1,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
8.00%, 05/12/2030
(j)
1,750 1,846
Hormel Foods Corp
1.70%, 06/03/2028 100 95
4.80%, 03/30/2027
(i)
618 622
J M Smucker Co/The
6.20%, 11/15/2033 50 53
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
5.95%, 04/20/2035 150 155
6.50%, 12/01/2052 50 50
Kellanova
7.45%, 04/01/2031 1,030 1,159
Kraft Heinz Foods Co
3.75%, 04/01/2030
(i)
50 48
4.38%, 06/01/2046 710 556
4.88%, 10/01/2049 184 151
5.20%, 03/15/2032
(i)
343 348
5.50%, 06/01/2050 100 90
Kroger Co/The
3.88%, 10/15/2046 197 149
4.65%, 01/15/2048 50 42
5.00%, 09/15/2034 308 304
5.50%, 09/15/2054 619 574
5.65%, 09/15/2064 985 915

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(j)
$ 1,425 $ 1,342
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 77
Magnum Icc Finance BV
2.75%, 02/26/2029 EUR 100 115
Mars Inc
3.95%, 04/01/2044
(j)
$ 100 81
4.60%, 03/01/2028
(j)
100 101
4.65%, 04/20/2031
(j)
812 817
4.80%, 03/01/2030
(j)
50 51
5.65%, 05/01/2045
(j)
594 584
5.70%, 05/01/2055
(j)
432 421
McCormick & Co Inc/MD
4.15%, 02/15/2029 100 99
Metro Inc/CN
4.27%, 12/04/2047 CAD 50 33
Mondelez International Inc
0.25%, 03/17/2028 EUR 100 111
5.13%, 05/06/2035 $ 50 50
Nestle Finance International Ltd
1.25%, 03/29/2031 EUR 100 108
3.50%, 09/23/2038 50 57
3.75%, 03/13/2033 100 121
Nestle Holdings Inc
2.63%, 09/14/2051
(j)
$ 150 92
Performance Food Group Inc
5.63%, 03/01/2034
(j)
3,000 2,938
6.13%, 09/15/2032
(j)
1,075 1,090
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 105
Post Holdings Inc
4.50%, 09/15/2031
(j)
4,425 4,160
6.25%, 10/15/2034
(j)
990 977
6.50%, 03/15/2036
(j)
1,900 1,888
Smithfield Foods Inc
2.63%, 09/13/2031
(j)
100 88
Sysco Corp
4.40%, 07/25/2031 362 354
4.45%, 03/15/2048 623 497
4.50%, 04/01/2046 362 295
5.10%, 09/23/2030 426 431
6.60%, 04/01/2050 50 52
Tesco Corporate Treasury Services PLC
2.75%, 04/27/2030 GBP 100 124
Tyson Foods Inc
4.95%, 02/20/2036 $ 100 98
US Foods Inc
7.25%, 01/15/2032
(j)
1,271 1,322
Woolworths Group Ltd
5.91%, 11/29/2034 AUD 100 71
$ 42,845
Forest Products & Paper - 0.09%
Georgia-Pacific LLC
2.30%, 04/30/2030
(j)
$ 100 92
4.40%, 05/15/2029
(j),(o)
187 187
International Paper Co
4.40%, 08/15/2047 75 59
Magnera Corp
4.75%, 11/15/2029
(j)
800 733
7.25%, 11/15/2031
(j)
800 749
Suzano Austria GmbH
3.13%, 01/15/2032 100 89
$ 1,909
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0.22%
AltaGas Ltd
3.03%, 11/10/2027 CAD 50 $ 37
7.20%, 10/15/2054
(j),(k)
$ 1,000 1,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
APA Infrastructure Ltd
5.13%, 09/16/2034
(j)
50 50
Atmos Energy Corp
1.50%, 01/15/2031 100 87
5.45%, 01/15/2056 50 48
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(j)
50 53
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 134
CU Inc
5.09%, 09/20/2053 CAD 75 56
Enbridge Gas Inc
4.00%, 08/22/2044 100 66
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 184
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 113
Italgas SpA
1.00%, 12/11/2031 100 102
Naturgy Finance Iberia SA
1.50%, 01/29/2028 100 114
NiSource Inc
5.65%, 02/01/2045 $ 100 97
5.85%, 04/01/2055 198 193
6.38%, 03/31/2055
(k)
1,800 1,851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.53%
Piedmont Natural Gas Co Inc
5.10%, 02/15/2035 100 99
Snam SpA
1.25%, 06/20/2034 EUR 100 96
Southern California Gas Co
3.95%, 02/15/2050 $ 25 19
5.60%, 04/01/2054 50 48
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 66
5.10%, 09/15/2035 50 49
Spire Inc
4.60%, 09/01/2031 100 99
Vier Gas Transport GmbH
3.50%, 10/21/2030 EUR 100 117
$ 4,817
Hand & Machine Tools - 0.05%
Stanley Black & Decker Inc
6.71%, 03/15/2060
(k)
$ 1,018 1,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Healthcare - Products - 0.44%
Abbott Laboratories
4.75%, 03/15/2038 627 605
4.75%, 04/15/2043 100 92
5.50%, 03/15/2056 453 438
Agilent Technologies Inc
2.30%, 03/12/2031 1,001 900
2.75%, 09/15/2029 844 800
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 100 114
Baxter International Inc
2.54%, 02/01/2032 $ 100 85
3.95%, 04/01/2030
(i)
100 96
5.65%, 12/15/2035 290 285
Boston Scientific Corp
2.65%, 06/01/2030 100 93

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
DH Europe Finance II Sarl
0.75%, 09/18/2031 EUR 100 $ 102
3.40%, 11/15/2049 $ 100 70
EssilorLuxottica SA
0.50%, 06/05/2028 EUR 100 112
GE HealthCare Technologies Inc
5.50%, 06/15/2035 $ 50 51
5.65%, 11/15/2027 1,255 1,278
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 122
Medline Borrower LP
5.25%, 10/01/2029
(j)
$ 525 522
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 100 116
1.63%, 10/15/2050 100 67
Medtronic Inc
4.38%, 03/15/2035 $ 100 97
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 120
Neogen Food Safety Corp
8.63%, 07/20/2030
(j)
$ 885 930
Solventum Corp
5.90%, 04/30/2054 50 48
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 1,394 989
Stryker Corp
0.75%, 03/01/2029 EUR 100 110
4.85%, 12/08/2028 $ 100 101
5.20%, 02/10/2035 100 101
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 EUR 100 87
2.04%, 03/07/2036 CHF 50 67
4.47%, 10/07/2032 $ 491 485
5.00%, 01/31/2029 417 425
5.40%, 08/10/2043 100 98
$ 9,606
Healthcare - Services - 2.59%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(j)
1,325 1,297
5.50%, 07/01/2028
(j)
80 80
7.38%, 03/15/2033
(i),(j)
3,550 3,631
Adventist Health System/West
4.74%, 12/01/2030 50 49
Aetna Inc
4.75%, 03/15/2044 50 42
Ascension Health
4.92%, 11/15/2035 50 49
Banner Health
2.34%, 01/01/2030 50 46
Cigna Group/The
2.38%, 03/15/2031 448 404
3.40%, 03/15/2050 1,132 770
3.88%, 10/15/2047 223 168
4.38%, 10/15/2028 340 340
4.80%, 08/15/2038 200 188
4.88%, 09/15/2032 50 50
CommonSpirit Health
4.19%, 10/01/2049 100 77
Concentra Health Services Inc
6.88%, 07/15/2032
(j)
1,075 1,114
DaVita Inc
3.75%, 02/15/2031
(j)
350 325
4.63%, 06/01/2030
(j)
1,525 1,476
6.75%, 07/15/2033
(j)
1,525 1,572
6.88%, 09/01/2032
(j)
525 542
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Elevance Health Inc
3.60%, 03/15/2051 $ 150 $ 105
4.00%, 09/15/2028 100 99
4.55%, 03/01/2048 100 83
5.70%, 09/15/2055 289 277
6.10%, 10/15/2052 69 70
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 122
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(j)
$ 150 145
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 115
Global Medical Response Inc
7.38%, 10/01/2032
(j)
$ 3,580 3,732
Hackensack Meridian Health Inc
2.88%, 09/01/2050 50 32
HCA Inc
3.38%, 03/15/2029 288 279
3.50%, 09/01/2030 606 576
3.50%, 07/15/2051 736 485
4.50%, 02/15/2027 100 100
4.63%, 03/15/2052 918 731
5.45%, 04/01/2031 439 451
5.50%, 03/01/2032 506 519
5.75%, 03/01/2035 100 103
6.10%, 04/01/2064 50 48
Health Care Service Corp A Mutual Legal Reserve
Co
5.45%, 06/15/2034
(j)
100 100
Humana Inc
3.13%, 08/15/2029 100 96
4.88%, 04/01/2030 512 512
5.55%, 05/01/2035 50 50
5.75%, 04/15/2054 50 45
5.88%, 03/01/2033 574 589
IQVIA Inc
6.25%, 06/01/2032
(j)
2,375 2,419
Kaiser Foundation Hospitals
4.15%, 05/01/2047 100 81
LifePoint Health Inc
9.88%, 08/15/2030
(j)
200 212
10.00%, 06/01/2032
(j)
4,275 4,375
Lonza Finance International NV
3.25%, 09/04/2030 EUR 100 117
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 $ 50 32
Molina Healthcare Inc
3.88%, 05/15/2032
(j)
1,120 1,005
6.25%, 01/15/2033
(j)
1,010 1,009
6.50%, 02/15/2031
(j)
320 326
Montefiore Obligated Group
5.25%, 11/01/2048 25 20
National Mentor Holdings Inc
10.50%, 12/15/2030
(j)
2,960 3,097
Pediatrix Medical Group Inc
5.38%, 02/15/2030
(j)
650 646
Providence St Joseph Health Obligated Group
5.37%, 10/01/2032 50 51
Quest Diagnostics Inc
5.00%, 12/15/2034 534 532
Roche Holdings Inc
2.61%, 12/13/2051
(j)
200 120
4.37%, 12/02/2032
(j)
550 541
4.91%, 03/08/2031
(j)
971 991
5.49%, 11/13/2030
(j)
1,921 2,005
Select Medical Corp
6.25%, 12/01/2032
(j)
2,845 2,763

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Sotera Health Holdings LLC
7.38%, 06/01/2031
(j)
$ 2,740 $ 2,848
Star Parent Inc
9.00%, 10/01/2030
(j)
1,475 1,545
Surgery Center Holdings Inc
7.25%, 04/15/2032
(j)
6,545 6,527
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(j),(l),(m)
508 534
Tenet Healthcare Corp
5.50%, 11/15/2032
(j)
600 599
UnitedHealth Group Inc
2.88%, 08/15/2029 100 96
3.05%, 05/15/2041 50 37
4.25%, 06/15/2048 881 706
4.75%, 05/15/2052 481 406
4.90%, 04/15/2031 474 481
4.95%, 05/15/2062 261 221
5.00%, 04/15/2034 100 100
5.05%, 04/15/2053 100 89
5.15%, 07/15/2034 100 101
5.20%, 04/15/2063 100 88
5.30%, 02/15/2030 100 103
5.63%, 07/15/2054 100 96
$ 56,603
Home Builders - 0.02%
Lennar Corp
5.20%, 07/30/2030 333 338
Sekisui House US Inc
3.85%, 01/15/2030 100 95
$ 433
Home Equity Asset Backed Securities - 0.06%
New Century Home Equity Loan Trust Series
2003-B
4.74%, 10/25/2033 96 96
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
4.07%, 03/25/2037 1,806 1,218
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
$ 1,314
Insurance - 3.80%
Acrisure LLC / Acrisure Finance Inc
7.50%, 11/06/2030
(j)
300 305
8.25%, 02/01/2029
(j)
2,925 2,935
8.50%, 06/15/2029
(j)
525 525
AIA Group Ltd
4.95%, 04/04/2033
(i),(j)
200 204
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(j)
6,070 6,122
Allianz Finance II BV
0.50%, 01/14/2031 EUR 100 104
Allianz SE
4.25%, 07/05/2052
(k)
100 119
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.25%, 03/30/2033 $ 100 102
American International Group Inc
5.13%, 03/27/2033 100 101
American National Global Funding
5.55%, 01/28/2030
(j)
50 51
AmFam Holdings Inc
2.81%, 03/11/2031
(j)
50 44
AmWINS Group Inc
4.88%, 06/30/2029
(j)
4,475 4,328
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Amynta Agency Borrower Inc and Amynta Warranty
Borrower Inc
7.50%, 07/15/2033
(j)
$ 1,700 $ 1,658
Aon Corp / Aon Global Holdings PLC
3.90%, 02/28/2052 100 73
Aon North America Inc
5.30%, 03/01/2031 862 882
5.75%, 03/01/2054 79 76
Ardonagh Finco Ltd
7.75%, 02/15/2031
(j)
1,810 1,848
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(j)
5,675 5,648
Arthur J Gallagher & Co
4.85%, 12/15/2029 50 50
5.15%, 02/15/2035 100 99
5.75%, 03/02/2053 417 398
ASR Nederland NV
3.38%, 05/02/2049
(k)
EUR 100 116
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
Assurant Inc
5.55%, 02/15/2036 $ 636 635
Asurion LLC/ Asurion Co-Issuer Inc
8.38%, 02/01/2034
(j)
6,815 6,724
Athene Global Funding
5.32%, 11/13/2031
(j)
968 964
Athene Holding Ltd
6.25%, 04/01/2054 100 92
Aviva PLC
6.88%, 05/20/2058
(k)
GBP 50 68
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(k)
EUR 100 116
3 Month Euro Interbank Offered Rate +
3.20%
3.63%, 01/10/2033 100 119
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 92
2.50%, 01/15/2051 $ 150 88
2.88%, 03/15/2032 100 93
Brighthouse Financial Inc
4.70%, 06/22/2047 50 35
Brown & Brown Inc
5.65%, 06/11/2034 100 101
Chubb INA Holdings LLC
1.38%, 09/15/2030 100 88
4.65%, 08/15/2029 934 942
6.50%, 05/15/2038 100 111
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 EUR 100 113
CNO Global Funding
4.38%, 09/08/2028
(j)
$ 100 99
Corebridge Financial Inc
3.90%, 04/05/2032 100 94
6.38%, 09/15/2054
(k)
1,300 1,293
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(h),(k)
500 514
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
Corebridge Global Funding
5.90%, 09/19/2028
(j)
100 103
Credit Agricole Assurances SA
2.00%, 07/17/2030 EUR 100 109
Empower Finance 2020 LP
1.36%, 09/17/2027
(j)
$ 100 96
Equitable Financial Life Global Funding
5.00%, 03/27/2030
(j)
150 151

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
F&G Global Funding
4.65%, 09/08/2028
(j)
$ 100 $ 99
Fairfax Financial Holdings Ltd
4.23%, 06/14/2029 CAD 100 74
6.00%, 12/07/2033 $ 100 105
Farmers Insurance Exchange
4.75%, 11/01/2057
(j),(k)
50 41
3 Month USD LIBOR + 3.23%
Generali
2.12%, 10/01/2030 EUR 150 166
Global Atlantic Fin Co
4.40%, 10/15/2029
(j)
$ 150 146
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 71
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(j)
$ 50 42
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(j)
1,975 1,988
8.13%, 02/15/2032
(j)
2,225 2,125
HUB International Ltd
7.38%, 01/31/2032
(j)
810 830
Jackson Financial Inc
5.17%, 06/08/2027 100 101
Jackson National Life Global Funding
4.55%, 09/09/2030
(j)
50 49
Jones Deslauriers Insurance Management Inc
6.88%, 10/01/2033
(j)
4,330 4,046
Legal & General Group PLC
4.50%, 11/01/2050
(k)
GBP 100 129
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(j)
$ 100 68
4.30%, 02/01/2061
(j)
1,233 783
7.80%, 03/07/2087
(j)
2,000 2,226
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 91
M&G PLC
5.63%, 10/20/2051
(k)
GBP 100 133
Generic Britain 5 Year Government Bond +
5.00%
Manulife Financial Corp
2.48%, 05/19/2027 $ 100 98
3.98%, 05/23/2035
(k)
CAD 50 37
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
4.99%, 12/11/2035 $ 395 389
Mapfre SA
3.13%, 01/20/2032 EUR 100 115
Markel Group Inc
6.00%, 05/16/2054 $ 50 49
Marsh & McLennan Cos Inc
4.55%, 11/08/2027 498 500
4.95%, 03/15/2036 200 197
5.40%, 09/15/2033 100 103
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(j)
50 48
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(j),(k)
500 501
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(j),(k)
1,500 1,529
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
5.25%, 01/15/2054
(i)
$ 100 $ 93
5.85%, 03/15/2056
(k)
500 493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
9.25%, 04/08/2068
(j)
3,575 4,209
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 1,214 1,576
3 Month USD LIBOR + 7.55%
Metropolitan Life Global Funding I
3.63%, 03/26/2034 EUR 100 116
4.90%, 01/09/2030
(j)
$ 150 151
5.40%, 09/12/2028
(j)
150 153
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(k)
EUR 100 105
3 Month Euro Interbank Offered Rate +
2.55%
Nassau Cos of New York/The
7.88%, 07/15/2030
(j)
$ 3,850 3,592
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(j)
100 76
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 123
4.85%, 01/09/2028
(j)
$ 341 344
New York Life Insurance Co
3.75%, 05/15/2050
(j)
100 73
Nippon Life Insurance Co
4.11%, 01/23/2055
(k)
EUR 100 114
Euribor Swap Rate 5 Year + 2.60%
5.05%, 04/02/2033
(j)
$ 397 398
5.95%, 04/16/2054
(j),(k)
1,000 1,019
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
6.50%, 04/30/2055
(k)
1,500 1,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
NLG Global Funding
4.35%, 09/15/2030
(j)
75 74
NN Group NV
4.63%, 01/13/2048
(k)
EUR 100 119
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(j)
$ 470 470
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(j)
50 33
6.17%, 05/29/2055
(j)
284 293
Pacific Life Global Funding II
5.69%, 04/22/2031 AUD 100 72
Pacific Life Insurance Co
4.30%, 10/24/2067
(j),(k)
$ 50 39
3 Month USD LIBOR + 2.80%
5.95%, 09/15/2055
(j)
610 596
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(j)
2,575 2,587
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 127
Pricoa Global Funding I
4.65%, 08/27/2031
(j)
$ 439 439
Progressive Corp/The
3.20%, 03/26/2030 100 96
Protective Life Corp
4.70%, 01/15/2031
(j)
50 50

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
3.70%, 10/01/2050
(k)
$ 100 $ 92
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.94%, 12/07/2049 150 113
5.70%, 09/15/2048
(k)
212 211
3 Month USD LIBOR + 2.67%
6.50%, 03/15/2054
(k)
500 515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Prudential Funding Asia PLC
3.13%, 04/14/2030 100 95
Reinsurance Group of America Inc
3.15%, 06/15/2030 100 94
5.75%, 09/15/2034 50 51
6.65%, 09/15/2055
(k)
1,900 1,928
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sammons Financial Group Inc
6.88%, 04/15/2034
(j)
50 53
SBL Holdings Inc
5.90%, 09/26/2028
(i),(j)
75 72
Sompo Holdings Inc
5.41%, 04/22/2037
(j),(k)
482 474
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
Sun Life Financial Inc
4.14%, 09/13/2037
(k)
CAD 50 36
Canadian Overnight Repo Rate Average
Compounded Index + 1.42%
4.78%, 08/10/2034
(k)
100 76
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I AG
3.25%, 08/31/2029 EUR 100 117
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(j),(k)
$ 200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(j),(k)
1,800 1,822
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(j),(k)
200 197
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(j)
100 80
Travelers Cos Inc/The
5.35%, 11/01/2040 100 99
Unum Group
5.25%, 12/15/2035 356 350
5.75%, 08/15/2042 50 49
Willis North America Inc
4.50%, 09/15/2028 100 100
4.55%, 03/15/2031 491 485
4.65%, 06/15/2027 897 899
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(k)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 83,104
Internet - 0.68%
Airbnb Inc
4.65%, 03/16/2031 537 536
Alibaba Group Holding Ltd
2.70%, 02/09/2041 200 148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alphabet Inc
1.90%, 08/15/2040 $ 125 $ 83
2.05%, 08/15/2050 100 53
3.00%, 05/06/2033 EUR 100 115
4.00%, 11/06/2044 100 112
4.10%, 11/15/2030 $ 50 50
4.40%, 02/15/2033 632 622
4.80%, 02/15/2036 100 99
5.25%, 05/15/2055 50 46
5.30%, 05/15/2065 408 372
5.35%, 11/15/2045 414 402
5.45%, 11/15/2055 50 48
5.65%, 02/15/2056 50 49
5.70%, 11/15/2075 636 609
5.75%, 02/15/2066 50 49
Amazon.com Inc
2.10%, 05/12/2031 50 45
3.15%, 08/22/2027 200 198
3.35%, 03/16/2032 EUR 100 116
3.70%, 03/16/2035 100 117
3.88%, 08/22/2037 $ 175 157
3.90%, 11/20/2028 1,168 1,161
3.95%, 04/13/2052 100 76
4.05%, 08/22/2047 345 274
4.10%, 11/20/2030 50 49
4.10%, 04/13/2062 50 37
4.55%, 03/13/2033 790 780
4.65%, 11/20/2035 50 49
4.88%, 03/13/2036 100 99
5.55%, 11/20/2065 1,300 1,213
5.80%, 03/13/2056 150 148
6.05%, 03/13/2076 900 886
Booking Holdings Inc
4.13%, 05/09/2038 EUR 100 115
4.50%, 11/15/2031 100 122
eBay Inc
2.70%, 03/11/2030 $ 200 187
Expedia Group Inc
5.50%, 04/15/2036 50 49
Meta Platforms Inc
4.20%, 11/15/2030 50 49
4.60%, 05/15/2028 50 50
4.60%, 11/15/2032 316 312
4.75%, 08/15/2034 100 98
5.50%, 11/15/2045 465 432
5.55%, 08/15/2064 376 332
5.60%, 05/15/2053 100 92
5.63%, 11/15/2055 876 804
5.75%, 11/15/2065 50 45
6.45%, 05/15/2066
(o)
546 545
Netflix Inc
3.63%, 06/15/2030 EUR 100 119
Prosus NV
2.03%, 08/03/2032 100 105
3.68%, 01/21/2030 $ 200 192
Tencent Holdings Ltd
3.93%, 01/19/2038 200 181
Uber Technologies Inc
4.80%, 09/15/2034 100 98
Wayfair LLC
6.75%, 11/15/2032
(j)
2,110 2,133
$ 14,858
Investment Companies - 0.35%
Apollo Debt Solutions BDC
6.70%, 07/29/2031 50 51
Ares Capital Corp
5.25%, 04/12/2031 100 97

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Ares Strategic Income Fund
5.45%, 09/09/2028
(j)
$ 50 $ 50
5.55%, 04/15/2031
(j)
50 49
Blackstone Private Credit Fund
5.35%, 03/12/2031 100 96
Blue Owl Credit Income Corp
6.65%, 03/15/2031 50 50
Blue Owl Technology Finance Corp
6.75%, 04/04/2029
(i)
100 100
Goldman Sachs Private Credit Corp
5.05%, 02/23/2028
(j)
100 99
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 100
HA Sustainable Infrastructure Capital Inc
6.38%, 07/01/2034 $ 50 51
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(i),(j)
2,075 1,920
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 1,875 1,644
9.00%, 06/15/2030 2,410 2,321
9.75%, 01/15/2029 825 829
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 123
$ 7,580
Iron & Steel - 1.73%
ArcelorMittal SA
6.80%, 11/29/2032 $ 100 110
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(j)
13,822 11,058
Nucor Corp
3.13%, 04/01/2032 100 92
4.30%, 05/23/2027 518 519
Samarco Mineracao SA
4.00%, PIK 5.00%; 06/30/2031
(l),(m)
1,685 1,690
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
550 —
Specialty Steel
12.00%, 11/15/2033
(e),(g)
38,772 23,442
Steel Dynamics Inc
4.00%, 12/15/2028 434 430
5.38%, 08/15/2034 314 320
Vale Overseas Ltd
6.13%, 06/12/2033 100 105
$ 37,766
Leisure Products & Services - 0.15%
A&K Travel Group Holdings Ltd
7.50%, 05/15/2033
(j),(o)
2,280 2,291
Brunswick Corp/DE
4.40%, 09/15/2032 100 95
NCL Corp Ltd
6.25%, 09/15/2033
(j)
725 702
Royal Caribbean Cruises Ltd
6.00%, 02/01/2033
(j)
100 101
$ 3,189
Lodging - 0.70%
Boyd Gaming Corp
4.75%, 06/15/2031
(j)
1,700 1,639
Gohl Capital Holdings Ltd
7.63%, 10/29/2031
(h),(k)
1,000 992
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.71%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(j)
1,425 1,442
Hyatt Hotels Corp
5.75%, 01/30/2027 100 101
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Marriott International Inc/MD
2.85%, 04/15/2031 $ 449 $ 412
3.50%, 10/15/2032 673 620
4.50%, 10/15/2031 50 49
4.50%, 05/01/2033 364 353
5.50%, 04/15/2037 272 272
Sands China Ltd
5.40%, 08/08/2028 200 202
Station Casinos LLC
4.63%, 12/01/2031
(j)
5,175 4,871
6.63%, 03/15/2032
(j)
2,440 2,470
Wyndham Hotels & Resorts Inc
5.63%, 03/01/2033
(j)
1,900 1,880
$ 15,303
Machinery - Construction & Mining - 0.14%
Caterpillar Financial Services Corp
3.95%, 11/14/2028 1,088 1,084
4.10%, 08/15/2028 559 559
4.40%, 03/03/2028 418 420
Caterpillar Inc
3.80%, 08/15/2042 150 124
GE Vernova Inc
4.88%, 02/04/2036 319 315
5.50%, 02/04/2056 466 447
Vertiv Holdings Co
4.85%, 03/15/2036 50 49
$ 2,998
Machinery - Diversified - 0.38%
AGCO Corp
5.45%, 03/21/2027 682 687
CNH Industrial Capital LLC
4.50%, 10/16/2030 578 571
Deere & Co
3.75%, 04/15/2050 100 76
5.45%, 01/16/2035 422 439
Deere Funding Canada Corp
4.15%, 10/09/2030 491 485
Ingersoll Rand Inc
5.70%, 08/14/2033 100 104
John Deere Capital Corp
3.45%, 03/07/2029 100 98
4.13%, 01/18/2029 523 522
4.40%, 09/08/2031 666 665
4.90%, 03/07/2031 427 436
Lsf12 Helix Parent LLC
7.13%, 02/01/2033
(j)
3,530 3,446
nVent Finance Sarl
2.75%, 11/15/2031 429 382
4.55%, 04/15/2028 150 149
Otis Worldwide Corp
3.36%, 02/15/2050 50 34
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 50 50
Xylem Inc/NY
2.25%, 01/30/2031 100 90
$ 8,234
Manufactured Housing Asset Backed Securities - 0.05%
BCMSC Trust 2000-A
3.93%, 06/15/2030 7,432 194
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.27%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(l)
944 938
$ 1,132
Media - 1.56%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 115

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(j)
$ 2,750 $ 2,498
4.25%, 01/15/2034
(i),(j)
6,400 5,368
4.50%, 05/01/2032 575 505
4.50%, 06/01/2033
(j)
3,350 2,878
4.75%, 03/01/2030
(j)
750 711
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 678 470
3.85%, 04/01/2061 927 536
4.80%, 03/01/2050 1,191 876
5.38%, 05/01/2047 385 308
6.38%, 10/23/2035 200 202
6.48%, 10/23/2045 100 92
Comcast Corp
1.50%, 02/20/2029 GBP 100 124
1.50%, 02/15/2031
(i)
$ 200 173
2.65%, 02/01/2030 25 23
2.94%, 11/01/2056 151 83
2.99%, 11/01/2063 200 105
3.97%, 11/01/2047 50 37
4.00%, 11/01/2049 100 72
4.60%, 10/15/2038 727 664
5.17%, 01/15/2037
(j)
609 594
5.50%, 05/15/2064 378 331
6.05%, 05/15/2055 50 49
Cox Communications Inc
3.50%, 08/15/2027
(j)
100 99
3.60%, 06/15/2051
(j)
100 60
5.45%, 09/01/2034
(j)
561 540
5.95%, 09/01/2054
(j)
419 360
CSC Holdings LLC
4.13%, 12/01/2030
(j)
1,325 789
4.50%, 11/15/2031
(j)
900 525
6.50%, 02/01/2029
(j)
300 187
7.50%, 04/01/2028
(j)
1,000 530
DISH Network Corp
11.75%, 11/15/2027
(j)
2,450 2,529
Fox Corp
5.58%, 01/25/2049 526 486
6.50%, 10/13/2033 100 107
Informa PLC
3.75%, 04/29/2032 EUR 100 116
McGraw-Hill Education Inc
8.00%, 08/01/2029
(j)
$ 5,700 5,702
Paramount Global
5.25%, 04/01/2044 441 299
5.85%, 09/01/2043 88 65
Sirius XM Radio LLC
4.13%, 07/01/2030
(j)
1,475 1,372
Time Warner Cable LLC
5.50%, 09/01/2041 50 43
6.55%, 05/01/2037 826 830
Videotron Ltd
5.00%, 07/15/2034 CAD 100 76
Virgin Media Finance PLC
5.00%, 07/15/2030
(j)
$ 2,675 2,255
Walt Disney Co/The
2.65%, 01/13/2031 100 93
3.60%, 01/13/2051 50 36
4.75%, 09/15/2044 100 89
5.40%, 10/01/2043 100 98
$ 34,100
Mining - 0.92%
Anglo American Capital PLC
4.75%, 09/21/2032 EUR 100 123
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(j)
$ 900 $ 941
11.50%, 10/01/2031
(j)
1,700 1,839
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 50 52
BHP Billiton Finance Ltd
4.30%, 09/25/2042 GBP 100 108
BHP Billiton Finance USA Ltd
5.00%, 02/15/2036 $ 50 50
5.75%, 09/05/2055 423 425
Freeport-McMoRan Inc
5.45%, 03/15/2043 50 48
Glencore Funding LLC
3.88%, 04/27/2051
(j)
100 73
4.00%, 03/27/2027
(j)
100 100
4.00%, 07/28/2031 CAD 100 73
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(j)
$ 2,775 2,829
7.88%, 01/23/2030 200 204
Newmont Corp
2.60%, 07/15/2032 100 90
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(j)
19,888 —
Novelis Corp
4.75%, 01/30/2030
(j)
2,939 2,816
6.38%, 08/15/2033
(j)
1,400 1,406
Rio Tinto Finance USA PLC
5.88%, 03/14/2065 100 101
South32 Treasury Ltd
4.35%, 04/14/2032
(j)
923 889
Southern Copper Corp
6.75%, 04/16/2040 100 111
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(j)
1,725 1,813
10.88%, 09/17/2029 1,570 1,668
WE Soda Investments Holding PLC
9.38%, 02/14/2031 1,600 1,590
9.50%, 10/06/2028 600 606
9.50%, 10/06/2028
(j)
2,200 2,222
$ 20,177
Miscellaneous Manufacturers - 0.09%
3M Co
3.63%, 09/14/2028 100 99
3.63%, 10/15/2047 50 36
Eaton Corp
4.15%, 11/02/2042 100 86
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 105
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 50 40
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 100 109
3.63%, 02/22/2044 100 108
Siemens Funding BV
4.60%, 05/28/2030
(j)
$ 200 201
4.90%, 05/28/2032
(j)
469 478
5.80%, 05/28/2055
(j)
290 294
5.90%, 05/28/2065
(j)
274 279
Teledyne Technologies Inc
2.75%, 04/01/2031 50 46
$ 1,881
Mortgage Backed Securities - 0.98%
Alternative Loan Trust 2005-30CB
4.52%, 08/25/2035 932 595
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(j),(l)
1,144 1,139

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Angel Oak Mortgage Trust 2025-5
5.57%, 04/25/2070
(j),(l)
$ 666 $ 669
Banc of America Funding 2007-1 Trust
6.44%, 01/25/2037
(l)
821 769
Bear Stearns Mortgage Funding Trust 2006-AR1
4.19%, 07/25/2036 390 365
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Bear Stearns Mortgage Funding Trust 2007-AR1
3.93%, 01/25/2037 379 337
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.27%
Bravo Mortgage Asset Trust
4.37%, 07/25/2036
(j)
265 242
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
COLT 2021-RPL1 Trust
1.67%, 09/25/2061
(j),(l)
266 245
CSMC 2021-RPL2Trust
1.11%, 01/25/2060
(j),(l)
288 244
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1
4.37%, 04/25/2036 2,490 2,372
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR2
4.07%, 03/25/2037 608 584
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Fannie Mae REMICS
2.24%, 05/25/2046
(p)
6,433 615
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.24%, 09/25/2046
(p)
1,677 172
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.24%, 12/25/2049
(p)
3,891 418
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.24%, 05/25/2050
(p)
2,481 271
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.29%, 08/25/2049
(p)
2,750 291
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.29%, 11/25/2049
(p)
3,940 412
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.31%, 06/25/2050
(p)
1,951 217
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
2.44%, 03/25/2048
(p)
1,644 192
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.44%, 06/25/2048
(p)
1,829 209
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.94%, 12/25/2042
(p)
1,480 191
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
First Horizon Alternative Mortgage Securities Trust
2006-FA8
6.25%, 02/25/2037 3,034 1,082
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS
2.29%, 10/25/2049
(p)
$ 2,976 $ 319
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.90%, 05/15/2042
(p)
3,034 305
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
2.90%, 08/15/2043
(p)
3,252 369
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
2.27%, 04/20/2046
(p)
6,988 758
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.32%, 11/20/2046
(p)
4,296 467
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.50%, 11/20/2050
(p)
6,943 1,011
2.50%, 12/20/2050
(p)
2,498 391
2.52%, 08/20/2051
(p)
2,763 341
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.61%, 09/20/2050
(p)
1,802 251
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.71%, 04/20/2051
(p)
1,559 212
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.35%
3.00%, 11/20/2050
(p)
2,064 349
3.00%, 12/20/2050
(p)
2,178 367
OBX 2025-NQM8 Trust
5.47%, 03/25/2065
(j),(l)
546 549
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 803 702
6.00%, 12/25/2035 552 482
RALI Series 2006-QS12 Trust
4.42%, 09/25/2036 2,287 1,728
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
Structured Asset Mortgage Investments II Trust
2007-AR1
4.09%, 01/25/2037 239 218
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.43%
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 1,462 1,045
$ 21,495
Oil & Gas - 3.48%
Aker BP ASA
3.75%, 01/15/2030
(j)
200 193
APA Corp
5.35%, 07/01/2049 1,587 1,359
6.10%, 02/15/2035 50 52
Azule Energy Finance Plc
8.13%, 01/23/2030
(j)
1,825 1,878
8.25%, 01/22/2031
(j)
1,475 1,520
BP Capital Markets America Inc
3.00%, 02/24/2050 100 64
3.54%, 04/06/2027 1,344 1,338
4.89%, 09/11/2033 100 100
BP Capital Markets PLC
1.10%, 11/15/2034 EUR 100 95
3.63%, 03/22/2029
(h),(k)
100 116
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets PLC (continued)
4.88%, 03/22/2030
(h),(k)
$ 1,000 $ 991
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 100 94
5.40%, 12/15/2034 50 51
Caturus Energy LLC
7.13%, 05/15/2031
(j)
1,775 1,780
Cenovus Energy Inc
4.25%, 03/20/2033 CAD 50 37
CNX Resources Corp
5.88%, 03/01/2034
(j)
$ 750 744
Comstock Resources Inc
5.88%, 01/15/2030
(j)
3,075 2,979
6.75%, 03/01/2029
(j)
1,525 1,524
ConocoPhillips Co
5.05%, 09/15/2033 100 102
5.70%, 09/15/2063 75 72
Continental Resources Inc/OK
2.88%, 04/01/2032
(j)
100 88
Coterra Energy Inc
5.40%, 02/15/2035 875 883
5.90%, 02/15/2055 924 889
Crescent Energy Finance LLC
7.38%, 01/15/2033
(j)
125 128
DBR Land Holdings LLC
6.25%, 12/01/2030
(j)
650 665
DCC Group Finance Ireland DAC
4.38%, 06/27/2031 EUR 100 119
Devon Energy Corp
7.95%, 04/15/2032 $ 100 115
Diamondback Energy Inc
5.75%, 04/18/2054 50 48
6.25%, 03/15/2053 749 765
Energean Israel Finance Ltd
5.88%, 03/30/2031
(j)
2,000 1,915
Energean PLC
5.63%, 05/12/2031
(j)
EUR 900 1,040
Eni SpA
0.63%, 01/23/2030 100 107
4.25%, 05/09/2029
(j)
$ 200 199
4.25%, 05/19/2033 EUR 100 121
EOG Resources Inc
5.95%, 07/15/2055 $ 50 51
EQT Corp
3.63%, 05/15/2031
(j)
100 94
Expand Energy Corp
4.75%, 02/01/2032 689 675
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 101
4.23%, 03/19/2040 $ 50 45
Helmerich & Payne Inc
4.85%, 12/01/2029
(i)
100 100
HF Sinclair Corp
5.00%, 02/01/2028 442 441
5.50%, 09/01/2032 50 51
Hilcorp Energy I LP / Hilcorp Finance Co
6.25%, 04/15/2032
(j)
1,500 1,490
6.88%, 05/15/2034
(j)
775 779
7.25%, 02/15/2035
(j)
2,500 2,550
Infinity Natural Resources LLC
7.63%, 04/01/2031
(j)
2,125 2,161
Kosmos Energy Ltd
7.50%, 03/01/2028 1,350 1,325
Leviathan Bond Ltd
6.50%, 06/30/2027
(j)
2,375 2,383
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Marathon Petroleum Corp
5.15%, 03/01/2030 $ 100 $ 102
Matador Resources Co
6.25%, 04/15/2033
(j)
3,400 3,458
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 71
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 932 741
6.05%, 10/01/2054 50 49
6.45%, 09/15/2036 832 894
OMV AG
3.13%, 11/10/2033 EUR 50 57
Ovintiv Inc
7.10%, 07/15/2053 $ 30 33
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
13,927 5,465
Petroleos Mexicanos
6.50%, 01/23/2029 3,025 3,080
6.84%, 01/23/2030 1,535 1,562
Phillips 66 Co
3.75%, 03/01/2028 100 99
5.50%, 03/15/2055 100 92
Puma International Financing SA
7.75%, 04/25/2029
(j)
975 1,002
Reliance Industries Ltd
2.88%, 01/12/2032 250 226
Repsol International Finance BV
0.25%, 08/02/2027 EUR 100 114
Santos Finance Ltd
5.75%, 11/13/2035
(j)
$ 50 51
Shell Finance US Inc
3.00%, 11/26/2051
(j)
75 48
4.13%, 11/06/2030 425 420
4.38%, 05/11/2045 100 85
Shell International Finance BV
1.25%, 11/11/2032 EUR 100 102
SM Energy Co
6.63%, 04/15/2034
(j)
$ 1,925 1,952
7.00%, 08/01/2032
(i),(j)
1,200 1,232
Sonangol Finance Ltd
10.00%, 01/29/2031
(j)
2,950 3,011
Suncor Energy Inc
3.75%, 03/04/2051 50 35
Sunoco LP
5.63%, 07/15/2034
(j)
2,070 2,042
5.88%, 03/15/2034
(j)
4,150 4,135
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 100 86
2.99%, 06/29/2041 $ 100 75
3.39%, 06/29/2060 50 32
TotalEnergies Capital SA
5.43%, 09/10/2064 614 570
TotalEnergies Capital USA LLC
4.25%, 01/13/2031 474 469
TotalEnergies SE
1.63%, 10/25/2027
(h),(k)
EUR 100 113
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(h),(k)
100 102
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
Transocean International Ltd
6.80%, 03/15/2038 $ 900 874
7.50%, 04/15/2031 1,800 1,854
Uzbekneftegaz JSC
8.75%, 05/07/2030
(j)
1,325 1,424
8.75%, 05/07/2030 400 430

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Valero Energy Corp
3.65%, 12/01/2051 $ 50 $ 34
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(j)
4,200 4,323
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 111
Woodside Finance Ltd
4.50%, 03/04/2029
(j)
$ 50 50
5.40%, 05/19/2030 1,059 1,082
$ 76,204
Oil & Gas Services - 0.19%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 96
5.00%, 06/15/2036 100 98
5.85%, 06/15/2056 489 483
Halliburton Co
4.85%, 11/15/2035 100 98
Schlumberger Holdings Corp
3.90%, 05/17/2028
(j)
100 99
Yinson Production Financial Services Pte Ltd
9.63%, 05/03/2029
(j)
3,125 3,285
$ 4,159
Other Asset Backed Securities - 0.49%
AGL CLO 12 Ltd
4.48%, 10/20/2038
(j)
449 449
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.80%
Bain Capital Credit CLO 2019-2
4.60%, 10/17/2032
(j)
157 157
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.92%
Battalion CLO VIII Ltd
4.93%, 07/18/2030
(j)
220 220
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.25%
Battalion Clo XV Ltd
4.66%, 01/17/2033
(j)
283 282
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
BlueMountain CLO 2015-4 Ltd
4.63%, 04/20/2030
(j)
622 621
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.95%
Canyon Capital CLO 2016-1 Ltd
5.00%, 07/15/2031
(j)
516 516
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
Dryden 40 Senior Loan Fund
4.80%, 08/15/2031
(j)
703 703
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Dryden 64 CLO Ltd
4.91%, 04/18/2031
(j)
220 220
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Dryden 72 CLO Ltd
4.75%, 05/15/2032
(j)
264 264
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
Dryden 80 CLO Ltd
4.63%, 01/17/2033
(j)
814 813
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.95%
Eaton Vance CLO 2014-1R Ltd
4.57%, 07/15/2030
(j)
115 115
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Invitation Homes 2024-SFR1 Trust
4.00%, 09/17/2041
(j)
$ 1,496 $ 1,458
LCM 30 Ltd
5.02%, 04/20/2031
(j)
118 118
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.34%
LCM 37 Ltd
4.73%, 04/15/2034
(j)
297 297
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.06%
LCM XVIII LP
5.79%, 04/20/2031
(j)
28 28
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.11%
Madison Park Funding XLII Ltd
4.59%, 11/21/2030
(j)
222 222
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.92%
Madison Park Funding XXXIII Ltd
4.96%, 10/15/2032
(j)
374 374
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
OZLM XV Ltd
4.73%, 04/20/2033
(j)
298 298
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Rockford Tower CLO 2019-2 Ltd
4.79%, 08/20/2032
(j)
417 418
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
Romark CLO II Ltd
4.81%, 07/25/2031
(j)
42 42
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.14%
Tricon American Homes 2020-SFR1
1.50%, 07/17/2038
(j)
1,480 1,470
Tricon American Homes 2020-SFR2 Trust
1.48%, 11/17/2039
(j)
510 487
Trinitas CLO XII Ltd
4.72%, 04/25/2033
(j)
93 93
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Voya CLO 2019-2 Ltd
4.88%, 07/20/2032
(j)
70 70
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Voya CLO 2025-1 Ltd
4.58%, 04/20/2038
(j)
135 135
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.90%
Zais Clo 16 Ltd
4.81%, 10/20/2034
(j)
782 781
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
$ 10,651
Packaging & Containers - 0.42%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 825 748
5.50%, 03/17/2035 100 102
AptarGroup Inc
4.75%, 03/30/2031 735 730
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(j)
3,475 3,252
6.25%, 01/30/2031
(j)
950 956
Packaging Corp of America
3.40%, 12/15/2027 100 98
5.70%, 12/01/2033 693 721

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Sonoco Products Co
4.60%, 09/01/2029 $ 567 $ 566
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan
FinCo US LLC
9.50%, 05/15/2030
(j)
2,280 1,998
WRKCo Inc
3.00%, 06/15/2033 100 88
$ 9,259
Pharmaceuticals - 1.20%
AbbVie Inc
4.05%, 11/21/2039 1,340 1,174
4.25%, 11/14/2028 100 100
4.25%, 11/21/2049 751 606
4.40%, 03/15/2033 549 539
4.88%, 11/14/2048 100 89
4.95%, 03/15/2031 518 529
5.05%, 03/15/2034 50 51
5.50%, 03/15/2064 50 47
Astrazeneca Finance LLC
4.85%, 02/26/2029 812 825
4.88%, 03/03/2028 675 684
4.90%, 03/03/2030 738 752
AstraZeneca PLC
1.38%, 08/06/2030 100 88
3.00%, 05/28/2051 100 66
Bayer AG
4.63%, 05/26/2033 EUR 100 123
Bayer US Finance II LLC
3.95%, 04/15/2045
(j)
$ 100 73
Becton Dickinson & Co
3.79%, 05/20/2050 100 71
3.83%, 06/07/2032 EUR 100 118
4.30%, 08/22/2032 $ 246 239
4.69%, 02/13/2028 700 703
Bristol-Myers Squibb Co
1.75%, 05/15/2035 EUR 100 100
3.25%, 08/01/2042 $ 248 187
3.70%, 03/15/2052 50 36
3.90%, 02/20/2028
(i)
28 28
3.90%, 03/15/2062 100 71
4.13%, 06/15/2039 100 89
5.75%, 02/01/2031 787 829
Cardinal Health Inc
4.50%, 09/15/2030 342 340
4.60%, 03/15/2043 1,530 1,317
4.90%, 09/15/2045 100 88
5.75%, 11/15/2054 273 266
Cencora Inc
2.70%, 03/15/2031 100 91
4.30%, 12/15/2047 418 343
5.13%, 02/15/2034 578 580
5.65%, 02/13/2056 222 216
CVS Health Corp
4.78%, 03/25/2038 100 93
5.00%, 01/30/2029 100 101
5.05%, 03/25/2048 100 86
5.13%, 07/20/2045 1,812 1,601
5.55%, 06/01/2031 497 514
6.05%, 06/01/2054 100 98
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 102
3.10%, 05/15/2027 $ 234 232
3.38%, 03/15/2029 150 147
4.60%, 08/14/2034 452 447
4.70%, 02/27/2033 100 101
4.75%, 02/12/2030 456 464
4.88%, 02/27/2053 100 89
4.90%, 10/15/2035
(i)
100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co (continued)
5.65%, 10/15/2065 $ 289 $ 282
EMD Finance LLC
5.00%, 10/15/2035
(j)
601 594
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 100 99
4.50%, 04/15/2030 475 478
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 99
Grifols SA
4.75%, 10/15/2028
(j)
$ 875 863
Johnson & Johnson
0.95%, 09/01/2027 100 96
1.65%, 05/20/2035 EUR 100 101
2.10%, 09/01/2040 $ 250 175
McKesson Corp
4.95%, 05/30/2032 861 874
Merck & Co Inc
3.40%, 03/07/2029 200 196
4.50%, 05/17/2033
(i)
100 99
4.90%, 05/17/2044 100 92
5.00%, 05/17/2053 100 90
5.70%, 12/04/2065 293 283
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 103
MSD Netherlands Capital BV
3.70%, 05/30/2044 100 109
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 183
3.70%, 09/21/2042 100 81
4.00%, 09/18/2031 443 436
4.40%, 03/18/2031 828 827
4.90%, 03/18/2036 75 74
5.70%, 03/18/2056 322 322
Novo Nordisk Finance Netherlands BV
1.38%, 03/31/2030 EUR 100 110
3.00%, 02/20/2032 100 115
Pfizer Inc
3.45%, 03/15/2029 $ 100 98
3.88%, 11/15/2027 556 555
3.90%, 03/15/2039 100 87
4.88%, 11/15/2035 75 74
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 644 642
5.11%, 05/19/2043 764 719
5.30%, 05/19/2053 656 608
5.34%, 05/19/2063 428 387
Sanofi SA
1.25%, 04/06/2029 EUR 100 112
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 100 109
3.03%, 07/09/2040 $ 200 151
Viatris Inc
3.85%, 06/22/2040 100 77
Zoetis Inc
4.15%, 08/17/2028 50 50
5.00%, 08/17/2035 100 100
$ 26,183
Pipelines - 2.63%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 2,379 2,433
Blue Racer Midstream LLC / Blue Racer Finance
Corp
7.25%, 07/15/2032
(j)
1,125 1,177
Boardwalk Pipelines LP
4.80%, 05/03/2029 100 100

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Buckeye Partners LP
5.60%, 10/15/2044 $ 225 $ 200
5.85%, 11/15/2043 1,300 1,191
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 91
4.00%, 03/01/2031 100 96
5.55%, 10/30/2035 172 176
CNX Midstream Partners LP
4.75%, 04/15/2030
(j)
2,375 2,298
Coastal Gaslink Pipeline LP
4.69%, 09/30/2029 CAD 100 76
5.19%, 09/30/2034 100 78
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(j)
$ 100 105
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(j)
2,005 1,981
DCP Midstream Operating LP
3.25%, 02/15/2032 100 91
Eastern Energy Gas Holdings LLC
5.80%, 01/15/2035 100 104
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 115
Enbridge Inc
2.99%, 10/03/2029 CAD 100 72
4.60%, 06/20/2028 $ 284 285
4.73%, 08/22/2034 CAD 100 75
5.36%, 05/26/2033 75 59
6.25%, 03/01/2078
(k)
$ 2,500 2,511
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(k)
60 63
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.50%, 01/15/2084
(k)
200 228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 100 73
Energy Transfer LP
4.95%, 05/15/2028 $ 220 222
5.15%, 02/01/2043 185 165
5.25%, 07/01/2029 100 102
5.35%, 05/15/2045 1,155 1,037
5.40%, 10/01/2047 1,238 1,106
5.95%, 05/15/2054 100 94
6.10%, 02/15/2042 50 49
6.25%, 04/15/2049 25 25
6.75%, 02/15/2056
(k)
3,200 3,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
3.70%, 01/31/2051 279 203
4.60%, 01/15/2031 339 340
5.10%, 02/15/2045 100 93
5.20%, 01/15/2036 100 101
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(j)
100 92
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034 132 118
Genesis Energy LP / Genesis Energy Finance Corp
6.75%, 03/15/2034 2,025 2,040
8.00%, 05/15/2033 1,375 1,447
Gibson Energy Inc
4.45%, 08/20/2032 CAD 50 37
Golar LNG Ltd
7.50%, 10/02/2030
(j)
$ 1,475 1,511
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(j)
825 809
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Harvest Midstream I LP
7.50%, 05/15/2032
(j)
$ 1,175 $ 1,223
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 CAD 100 73
Keyera Corp
4.57%, 10/15/2035 50 37
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 90
5.50%, 03/01/2044 439 416
Kinder Morgan Inc
5.45%, 08/01/2052 455 419
5.85%, 06/01/2035 100 105
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(j)
50 50
MPLX LP
4.70%, 04/15/2048 50 41
4.80%, 02/15/2031 562 563
4.90%, 04/15/2058 50 41
5.00%, 03/01/2033 100 99
5.30%, 04/01/2036 401 394
ONEOK Inc
4.75%, 10/15/2031 932 926
5.40%, 10/15/2035 100 100
5.80%, 11/01/2030 50 52
6.05%, 09/01/2033 100 105
6.63%, 09/01/2053 100 103
ONEOK Partners LP
6.65%, 10/01/2036 945 1,024
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 100 68
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 368 300
4.90%, 02/15/2045 50 43
Prairie Acquiror LP
9.00%, 08/01/2029
(j)
3,000 3,133
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 100 100
5.90%, 09/15/2037 410 427
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034 50 50
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(j)
675 679
6.75%, 03/15/2034
(j)
1,475 1,507
Targa Resources Corp
4.20%, 02/01/2033 100 95
4.95%, 04/15/2052 50 42
5.40%, 07/30/2036 267 266
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(j)
200 188
TransCanada PipeLines Ltd
5.00%, 10/16/2043 100 92
5.92%, 05/12/2052 CAD 100 79
6.38%, 10/17/2056
(k)
$ 1,300 1,310
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.12%
Transcanada Trust
5.60%, 03/07/2082
(k)
2,800 2,766
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
Transcontinental Gas Pipe Line Co LLC
5.10%, 03/15/2036 50 50
5.75%, 03/15/2056 337 328
Transportadora de Gas del Sur SA
8.50%, 07/24/2031 450 476
Venture Global Calcasieu Pass LLC
6.00%, 05/01/2036
(j)
322 324

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Venture Global LNG Inc
8.38%, 06/01/2031
(j)
$ 2,050 $ 2,137
9.50%, 02/01/2029
(j)
550 600
9.88%, 02/01/2032
(j)
3,915 4,200
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036
(j)
1,820 1,935
7.75%, 05/01/2035
(j)
1,650 1,856
Western Midstream Operating LP
5.30%, 03/01/2048 262 222
5.50%, 12/15/2035 239 236
Williams Cos Inc/The
2.60%, 03/15/2031 100 91
5.30%, 08/15/2028 100 102
5.30%, 08/15/2052 100 91
5.65%, 03/15/2033 564 584
5.75%, 06/24/2044 463 453
5.95%, 03/15/2056 328 322
$ 57,505
Private Equity - 0.02%
Blackstone Reg Finance Co LLC
5.00%, 12/06/2034 100 99
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 78
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 49
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 33
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(j)
100 96
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(j)
50 33
$ 388
Real Estate - 0.43%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 107
Akelius Residential Property Financing BV
1.00%, 01/17/2028 100 113
Aldar Properties PJSC
5.88%, 04/14/2056
(j),(k)
$ 3,175 2,995
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
Aster Treasury Plc
1.41%, 01/27/2036 GBP 100 91
Blend Funding PLC
3.46%, 09/21/2049 100 88
Castellum Helsinki Finance Holding Abp
0.88%, 09/17/2029 EUR 100 110
CBRE Services Inc
4.90%, 01/15/2033 $ 406 401
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 105
CTP NV
1.25%, 06/21/2029 EUR 100 110
Grand City Properties SA
4.38%, 01/09/2030 100 120
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 112
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 52
IWG US Finance LLC
6.50%, 06/28/2030 EUR 100 126
LEG Immobilien SE
0.75%, 06/30/2031 100 101
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 112
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
MAF Global Securities Ltd
7.88%, 06/30/2027
(h),(k)
$ 1,600 $ 1,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Mobiliare Latam SA / Mobiliare Latam Mexico SA
de CV
6.75%, 11/10/2032
(j)
1,575 1,580
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 127
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(j)
$ 830 736
Platform HG Financing PLC
1.93%, 09/15/2041 GBP 100 79
Prologis International Funding II SA
2.38%, 11/14/2030 EUR 125 139
Southern Housing
3.50%, 10/19/2047 GBP 100 87
Vonovia SE
0.38%, 06/16/2027 EUR 100 114
1.13%, 09/14/2034 100 92
5.27%, 09/03/2032 AUD 50 34
$ 9,349
Regional Authority - 0.27%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,274 1,252
Province of Santa Fe
8.10%, 12/11/2034
(j)
1,375 1,348
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(l)
2,446 1,884
Provincia de Cordoba
8.60%, 02/03/2035
(j)
1,525 1,474
$ 5,958
REITs - 0.82%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030
(i)
100 100
5.25%, 05/15/2036 100 97
American Homes 4 Rent LP
4.25%, 02/15/2028 100 99
American Tower Corp
1.50%, 01/31/2028 200 190
2.30%, 09/15/2031 617 546
4.10%, 05/16/2034 EUR 100 118
4.70%, 12/15/2032 $ 237 234
5.20%, 02/15/2029 1,040 1,058
AvalonBay Communities Inc
2.45%, 01/15/2031 100 91
Boston Properties LP
2.55%, 04/01/2032 150 130
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 97
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 100 74
Covivio SA/France
1.63%, 06/23/2030 EUR 100 109
Crown Castle Inc
2.25%, 01/15/2031 $ 100 89
2.90%, 04/01/2041 50 36
5.00%, 01/11/2028 459 463
5.60%, 06/01/2029 398 408
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 100 105
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(l)
$ 675 679
Equinix Asia Financing Corp Pte Ltd
4.40%, 03/15/2031 100 98
Equinix Canada Financing Ltd
4.00%, 11/15/2032 CAD 50 36

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Equinix Inc
3.90%, 04/15/2032 $ 100 $ 95
ERP Operating LP
3.50%, 03/01/2028 100 98
Essex Portfolio LP
1.65%, 01/15/2031 100 87
Extra Space Storage LP
5.70%, 04/01/2028 100 102
Gecina SA
1.63%, 05/29/2034 EUR 100 98
GLP Capital LP / GLP Financing II Inc
5.63%, 09/15/2034 $ 50 50
Goodman US Finance Eight LLC
5.88%, 04/28/2046
(j)
681 663
Goodman US Finance Seven LLC
5.25%, 04/28/2036
(j)
100 98
Goodman US Finance Six LLC
5.13%, 10/07/2034
(j)
272 269
Granite REIT Holdings LP
3.06%, 06/04/2027 CAD 100 73
Healthpeak OP LLC
3.50%, 07/15/2029 $ 100 97
Highwoods Realty LP
7.65%, 02/01/2034 50 56
Host Hotels & Resorts LP
5.50%, 04/15/2035 25 25
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 100 101
Kilroy Realty LP
4.75%, 12/15/2028 100 99
Kimco Realty OP LLC
2.25%, 12/01/2031 100 88
4.60%, 02/01/2033 25 25
Klepierre SA
2.00%, 05/12/2029 EUR 100 113
LXP Industrial Trust
2.38%, 10/01/2031 $ 381 332
Mid-America Apartments LP
4.65%, 01/15/2033 50 49
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 1,650 1,183
5.00%, 10/15/2027 950 926
8.50%, 02/15/2032
(j)
1,550 1,610
National Health Investors Inc
5.35%, 02/01/2033 155 154
NNN REIT Inc
5.60%, 10/15/2033 50 51
Omega Healthcare Investors Inc
5.20%, 07/01/2030 50 50
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 200 197
Prologis LP
2.25%, 04/15/2030 $ 200 184
4.25%, 05/15/2034 CAD 100 73
Public Storage Operating Co
5.00%, 12/15/2035 $ 100 99
Realty Income Corp
4.65%, 03/15/2047
(i)
100 86
Regency Centers LP
5.25%, 01/15/2034 100 101
RHP Hotel Properties LP / RHP Finance Corp
5.75%, 03/15/2034
(j)
1,900 1,889
RioCan Real Estate Investment Trust
5.61%, 10/06/2027 CAD 100 76
Scentre Group Trust 1
5.90%, 11/27/2034 AUD 100 70
Service Properties Trust
8.63%, 11/15/2031
(j)
$ 2,225 2,341
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Simon Property Group LP
5.85%, 03/08/2053 $ 100 $ 100
SmartCentres Real Estate Investment Trust
5.16%, 08/01/2030 CAD 100 76
Store Capital LLC
4.50%, 03/15/2028
(i)
$ 100 100
UDR Inc
3.10%, 11/01/2034 100 86
Unibail-Rodamco-Westfield SE
2.00%, 05/29/2037 EUR 100 95
Ventas Realty LP
5.70%, 09/30/2043 $ 50 49
VICI Properties LP
5.75%, 04/01/2034 100 102
Vital Infrastructure Property Trust
5.51%, 02/18/2030 CAD 50 38
WEA Finance LLC
3.50%, 06/15/2029
(j)
$ 100 96
Welltower OP LLC
4.13%, 03/15/2029 200 199
Weyerhaeuser Co
4.00%, 03/09/2052 496 367
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 106
$ 17,979
Retail - 0.85%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(j)
$ 3,150 2,997
7-Eleven Inc
2.50%, 02/10/2041
(j)
100 67
Alimentation Couche-Tard Inc
5.27%, 02/12/2034
(j)
150 151
Asbury Automotive Group Inc
5.00%, 02/15/2032
(j)
600 575
AutoNation Inc
4.45%, 01/15/2029 326 324
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 EUR 100 96
Costco Wholesale Corp
1.38%, 06/20/2027 $ 100 97
Darden Restaurants Inc
4.35%, 10/15/2027 358 358
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 36
Dollar General Corp
3.50%, 04/03/2030 100 96
Dollarama Inc
3.94%, 07/25/2031 CAD 100 74
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
6.75%, 01/15/2030
(j)
$ 700 678
Home Depot Inc/The
3.35%, 04/15/2050 200 138
4.50%, 12/06/2048 100 84
4.75%, 06/25/2029 50 51
4.90%, 04/15/2029 396 403
4.95%, 06/25/2034 100 101
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(j)
1,725 1,807
Lithia Motors Inc
4.38%, 01/15/2031
(j)
950 902
Lowe's Cos Inc
2.63%, 04/01/2031 100 91
4.05%, 05/03/2047 100 77
4.45%, 04/01/2062 75 57
4.50%, 04/15/2030 100 100

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald's Corp
3.63%, 09/01/2049 $ 550 $ 396
3.88%, 02/20/2031 EUR 100 119
4.60%, 09/09/2032
(i)
$ 100 100
4.80%, 08/14/2028 1,178 1,190
4.88%, 12/09/2045 100 89
5.20%, 05/17/2034 100 102
Michaels Cos Inc/The
8.50%, 03/15/2033
(j)
1,875 1,852
O'Reilly Automotive Inc
3.60%, 09/01/2027 837 829
Papa John's International Inc
3.88%, 09/15/2029
(j)
525 503
Starbucks Corp
4.50%, 11/15/2048 50 41
4.80%, 02/15/2033 100 100
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(j)
1,000 960
Target Corp
2.95%, 01/15/2052 100 63
4.50%, 09/15/2032
(i)
75 75
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(j)
2,425 2,539
Walmart Inc
1.50%, 09/22/2028 50 47
1.80%, 09/22/2031 150 133
2.50%, 09/22/2041 100 72
4.50%, 04/15/2053 50 43
$ 18,613
Savings & Loans - 0.00%
Nationwide Building Society
3.77%, 01/27/2036
(k)
EUR 100 116
3 Month Euro Interbank Offered Rate +
1.23%
Semiconductors - 0.44%
Analog Devices Inc
5.30%, 04/01/2054 $ 50 47
Applied Materials Inc
3.30%, 04/01/2027 100 99
4.60%, 01/15/2036 452 439
Broadcom Inc
2.45%, 02/15/2031 1,350 1,229
3.19%, 11/15/2036
(j)
1,427 1,197
3.42%, 04/15/2033 150 137
4.90%, 07/15/2032 471 476
4.90%, 02/15/2038 100 97
Foundry JV Holdco LLC
5.50%, 01/25/2031
(j)
200 205
6.15%, 01/25/2032
(j)
669 704
6.30%, 01/25/2039
(j)
400 425
6.40%, 01/25/2038
(j)
725 774
Intel Corp
2.80%, 08/12/2041 100 70
3.73%, 12/08/2047 914 655
4.10%, 05/19/2046 100 77
4.15%, 08/05/2032 397 382
4.88%, 02/10/2028 200 201
5.05%, 08/05/2062 100 82
5.70%, 02/10/2053 400 374
6.20%, 05/15/2066 451 445
KLA Corp
4.95%, 07/15/2052 50 45
Marvell Technology Inc
4.88%, 06/22/2028 100 101
NVIDIA Corp
2.00%, 06/15/2031 100 90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 $ 100 $ 100
Qorvo Inc
4.38%, 10/15/2029 100 98
QUALCOMM Inc
4.75%, 05/20/2032 356 359
4.80%, 05/20/2045 100 89
Texas Instruments Inc
3.88%, 03/15/2039 100 88
4.60%, 02/15/2028 456 460
4.90%, 03/14/2033 100 102
$ 9,647
Software - 2.56%
AthenaHealth Group Inc
6.50%, 02/15/2030
(j)
10,785 10,280
Capstone Borrower Inc
8.00%, 06/15/2030
(j)
4,225 4,076
Cloud Software Group Inc
6.50%, 03/31/2029
(j)
860 837
CoreWeave Inc
9.00%, 02/01/2031
(j)
4,240 4,213
Dye & Durham Ltd
8.63%, 04/15/2029
(j)
4,078 3,557
Ellucian Holdings Inc
6.50%, 12/01/2029
(j)
4,495 4,421
Fair Isaac Corp
6.25%, 09/15/2034
(j)
1,610 1,585
Fidelity National Information Services Inc
4.55%, 03/10/2029 50 50
4.80%, 03/10/2031 408 406
Fiserv Inc
3.00%, 07/01/2031 GBP 100 119
4.40%, 07/01/2049 $ 100 76
Intuit Inc
5.13%, 09/15/2028 75 76
Microsoft Corp
2.68%, 06/01/2060 150 83
3.70%, 08/08/2046 100 78
4.10%, 02/06/2037
(i)
150 142
MSCI Inc
5.25%, 09/01/2035 50 49
OAK-Eagle Acquireco Inc
7.25%, 07/01/2033
(j)
3,260 3,359
8.75%, 07/01/2034
(j)
1,550 1,613
Oracle Corp
2.88%, 03/25/2031 100 89
3.60%, 04/01/2040 100 72
3.60%, 04/01/2050 100 60
3.80%, 11/15/2037 1,050 830
3.85%, 04/01/2060 150 87
4.00%, 11/15/2047 790 520
4.13%, 05/15/2045 200 137
4.45%, 09/26/2030 526 507
4.50%, 07/08/2044 1,237 912
4.65%, 05/06/2030 100 98
4.80%, 09/26/2032 50 47
5.35%, 05/04/2033 900 875
5.50%, 08/03/2035 444 423
5.88%, 09/26/2045 421 363
5.95%, 09/26/2055 896 751
6.10%, 09/26/2065 20 16
6.13%, 07/08/2039 100 96
6.55%, 02/04/2046 320 298
6.70%, 02/04/2056 423 390
Playtika Holding Corp
4.25%, 03/15/2029
(j)
5,100 4,393

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Roper Technologies Inc
4.20%, 09/15/2028 $ 200 $ 198
4.25%, 09/15/2028 386 383
Salesforce Inc
1.95%, 07/15/2031 150 131
4.65%, 03/15/2029 650 651
5.55%, 03/15/2036 50 50
6.40%, 03/15/2046 50 50
6.55%, 03/15/2056 370 368
SAP SE
1.25%, 03/10/2028 EUR 100 114
SS&C Technologies Inc
6.50%, 06/01/2032
(j)
$ 1,400 1,417
Synopsys Inc
5.00%, 04/01/2032 100 101
UKG Inc
6.88%, 02/01/2031
(j)
3,675 3,577
VMware LLC
4.70%, 05/15/2030 100 101
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(j)
3,550 2,888
$ 56,013
Sovereign - 5.50%
Angolan Government International Bond
8.25%, 05/09/2028 1,630 1,670
9.38%, 03/31/2033
(j)
1,975 2,089
Argentine Republic Government International Bond
0.75%, 07/09/2030
(l)
1,944 1,672
Bahamas Government International Bond
8.25%, 06/24/2036
(j)
525 584
8.25%, 06/24/2036 300 334
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 50,400 9,411
Brazilian Government International Bond
4.88%, 04/23/2033 EUR 2,600 3,021
Chile Government International Bond
2.75%, 01/31/2027 $ 2,500 2,470
Colombian TES
11.00%, 08/22/2029 COP 12,088,400 3,067
13.25%, 02/09/2033 16,206,500 4,293
Czech Republic Government Bond
6.20%, 06/16/2031 CZK 63,000 3,271
DRC International Bond
8.75%, 04/16/2032
(j)
$ 5,450 5,555
Ecuador Government International Bond
0.00%, 07/31/2030
(d)
3,623 3,101
6.90%, 07/31/2035
(l)
1,005 927
8.75%, 01/29/2034
(j)
1,225 1,250
Egypt Government Bond
22.42%, 01/06/2028 EGP 43,600 804
24.46%, 10/01/2027 55,900 1,027
25.32%, 08/13/2027 53,500 1,001
Egypt Treasury Bills
20.25%, 10/27/2026
(q)
50,100 837
21.07%, 09/08/2026
(q)
27,600 475
21.32%, 08/25/2026
(q)
27,600 480
23.40%, 05/19/2026
(q)
117,400 2,169
Farm Credit Bank of Texas
7.00%, 09/15/2030
(h),(k)
$ 2,000 2,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
Ghana Government International Bond
0.00%, 01/03/2030
(d),(j)
1,617 1,424
0.00%, 01/03/2030
(d)
1,251 1,102
5.00%, 07/03/2029
(j),(l)
2,122 2,075
5.00%, 07/03/2029 175 171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Hungary Government Bond
4.50%, 03/23/2028 HUF 3,055,000 $ 9,601
Ivory Coast Government International Bond
5.88%, 10/17/2031 EUR 3,275 3,855
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 97,500 607
Japan Government Ten Year Bond
0.70%, 12/20/2033 41,050 234
Mexican Bonos
8.50%, 11/18/2038 MXN 117,500 6,223
Mexican Udibonos
2.75%, 11/27/2031 26,380 1,377
4.00%, 08/24/2034 19,978 1,090
Mexico Government International Bond
4.28%, 08/14/2041 $ 1,281 1,010
5.38%, 03/22/2033 1,019 999
6.34%, 05/04/2053 400 377
6.63%, 01/29/2038 802 826
Peruvian Government International Bond
4.13%, 08/25/2027 1,200 1,199
6.90%, 08/12/2037 PEN 15,650 4,517
Republic of Cameroon International Bond
8.88%, 01/30/2033 $ 1,825 1,783
9.50%, 07/31/2031 200 202
Republic of Italy Government International Bond
3.88%, 05/06/2051 1,013 735
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 18,357 4,622
Republic of Poland Government International Bond
5.50%, 11/16/2027 $ 2,000 2,038
6.13%, 04/14/2056 1,030 1,033
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 20,075 1,136
Romania Government Bond
6.70%, 02/25/2032 RON 12,950 2,846
Romanian Government International Bond
5.63%, 05/30/2037 EUR 1,975 2,197
6.75%, 07/11/2039 525 624
Turkiye Government Bond
30.08%, 09/12/2029 TRY 116,375 2,264
Ukraine Government International Bond
4.00%, 02/01/2032
(j),(l)
$ 1,216 932
4.00%, 02/01/2032
(l)
1,100 843
4.50%, 02/01/2034
(j),(l)
573 351
4.50%, 02/01/2034
(l)
6,442 3,954
Venezuela Government International Bond
0.00%, 05/07/2023
(d)
6,350 3,175
Zambia Government International Bond
5.75%, 06/30/2033
(l)
3,535 3,479
$ 120,451
Student Loan Asset Backed Securities - 0.92%
CIT Education Loan Trust 2007-1
4.04%, 03/25/2042
(j)
1,126 1,104
1.00 x 90 Day Average Secured Overnight
Financing Rate + 0.35%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(j)
963 909
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(j)
203 176
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(j)
1,405 1,411
KeyCorp Student Loan Trust 2006-A
5.12%, 03/27/2042 989 796
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.41%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
National Collegiate Student Loan Trust 2005-2
4.14%, 06/25/2033 $ 314 $ 312
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.48%
National Collegiate Student Loan Trust 2006-4
4.11%, 05/25/2032 492 278
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.45%
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(j)
727 664
Navient Student Loan Trust
6.48%, 03/15/2072
(j)
1,207 1,235
Nelnet Student Loan Trust 2021-D
4.47%, 04/20/2062
(j)
214 213
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
Nelnet Student Loan Trust 2023-A
5.84%, 02/20/2041
(j)
329 336
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
6.64%, 02/20/2041
(j)
412 425
SLM Private Credit Student Loan Trust 2003-A
5.54%, 06/15/2032 1,939 791
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2003-B
5.54%, 03/15/2033 661 179
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2003-C
5.54%, 09/15/2032 511 109
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2005-A
4.25%, 12/15/2038 266 264
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.57%
SLM Private Credit Student Loan Trust 2005-B
4.27%, 06/15/2039 825 814
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.59%
SLM Private Credit Student Loan Trust 2006-A
4.23%, 06/15/2039 1,129 1,107
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.14%, 12/15/2039 400 392
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SLM Private Credit Student Loan Trust 2007-A
4.18%, 12/16/2041 1,185 1,170
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.50%
SLM Student Loan Trust 2008-2
4.68%, 07/27/2026 83 83
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.01%
SLM Student Loan Trust 2008-3
4.93%, 07/25/2028 1,373 1,368
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.26%
SLM Student Loan Trust 2008-4
5.58%, 01/25/2028 172 172
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Student Loan Trust 2008-5
5.63%, 10/25/2027 $ 971 $ 975
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.96%
SLM Student Loan Trust 2008-6
5.03%, 04/25/2029 1,655 1,648
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.36%
SMB Private Education Loan Trust 2014-A
4.50%, 09/15/2045
(j)
100 90
SMB Private Education Loan Trust 2021-A
2.31%, 01/15/2053
(j)
704 688
Towd Point Asset Trust 2021-SL1
1.05%, 11/20/2061
(j)
661 644
4.83%, 11/20/2061
(j)
600 596
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
5.18%, 11/20/2061
(j)
1,200 1,187
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.51%
$ 20,136
Supranational Bank - 0.34%
Africa Finance Corp
7.50%, 01/21/2030
(h),(j),(k)
1,525 1,548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.50%, 01/21/2030
(h),(k)
875 888
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
European Investment Bank
3.25%, 11/15/2027 1,871 1,852
Inter-American Development Bank
1.13%, 07/20/2028 1,834 1,726
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 1,538 1,465
$ 7,479
Telecommunications - 3.20%
Africell Holding Ltd
10.50%, 10/23/2029
(i),(j)
2,500 2,515
10.50%, 10/23/2029
(i)
300 302
America Movil SAB de CV
6.13%, 03/30/2040 100 105
APLD ComputeCo 2 LLC
6.75%, 03/15/2031
(j)
1,150 1,139
APLD ComputeCo LLC
9.25%, 12/15/2030
(j)
3,420 3,676
AT&T Inc
3.15%, 06/01/2030 EUR 100 116
3.55%, 09/15/2055 $ 200 129
3.65%, 06/01/2051 100 68
3.65%, 09/15/2059 100 64
3.85%, 06/01/2060 309 206
4.25%, 06/01/2043 GBP 100 102
4.30%, 02/15/2030 $ 100 99
4.30%, 11/18/2034 EUR 100 120
4.50%, 05/15/2035 $ 1,222 1,157
4.70%, 08/15/2030 50 50
4.75%, 04/30/2033 458 452
4.75%, 05/15/2046 938 787
4.90%, 11/01/2035 50 49
4.90%, 08/15/2037 1,154 1,104
5.25%, 10/30/2036 100 99
5.38%, 08/15/2035 50 50
5.40%, 02/15/2034 100 102
5.55%, 08/15/2041 100 97
5.70%, 11/01/2054 826 766
6.05%, 08/15/2056 355 345

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc (continued)
6.30%, 10/30/2066 $ 454 $ 448
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(j)
1,175 1,184
7.25%, 07/11/2030 400 403
Bell Telephone Co of Canada or Bell Canada
4.70%, 03/14/2036 CAD 100 73
5.20%, 02/15/2034 $ 50 50
5.60%, 08/11/2053 CAD 50 38
Black Pearl Compute LLC
6.13%, 02/15/2031
(j)
$ 1,350 1,370
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 122
5.13%, 12/04/2028 $ 200 203
Cisco Systems Inc
2.50%, 09/20/2026 100 99
5.05%, 02/26/2034 100 101
5.10%, 02/24/2035 1,038 1,051
5.30%, 02/26/2054 100 94
Core Scientific Finance I LLC
7.75%, 05/15/2031
(j),(o)
1,375 1,372
Corning Inc
5.45%, 11/15/2079 50 45
DB Terra Chile HoldCo SpA
7.95%, 04/20/2031
(j)
3,100 3,078
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 72
Deutsche Telekom International Finance BV
4.38%, 06/21/2028
(j)
$ 150 150
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(j)
2,725 2,835
Flash Compute LLC
7.25%, 12/31/2030
(j)
875 893
HUT 8 DC LLC
6.19%, 11/15/2042
(j)
962 970
Meridian Arc Holdco LLC
6.25%, 04/30/2031
(j)
6,145 6,144
Motorola Solutions Inc
5.55%, 08/15/2035 50 51
NTT Finance Corp
0.34%, 03/03/2030 EUR 100 105
5.17%, 07/16/2032
(j)
$ 531 536
Orange SA
0.50%, 09/04/2032 EUR 100 97
1.38%, 02/11/2029
(h),(k)
100 109
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 221
4.00%, 01/13/2029
(j)
$ 406 403
4.25%, 01/13/2031
(j)
542 531
5.00%, 01/13/2036
(j)
657 643
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031
(j),(o)
1,100 1,090
QTS Fayetteville I Dc1-2 LLC / QTS TRS
Fayetteville I DC1-2 LLC
5.70%, 04/15/2036
(j)
100 97
Rogers Communications Inc
4.55%, 03/15/2052 100 79
5.30%, 02/15/2034 50 50
SE Cosmos LLC
8.88%, 05/01/2031
(j),(o)
4,315 4,293
Silk Road Group Holding LLC
7.50%, 09/15/2030
(j)
3,450 3,476
SoftBank Corp
3.94%, 06/30/2032 EUR 100 118
Sprint Capital Corp
6.88%, 11/15/2028 $ 100 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031
(j)
$ 1,250 $ 1,226
Telecom Argentina SA
9.50%, 07/18/2031 625 668
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(j)
825 826
7.00%, 10/28/2029 950 951
Telefonica Emisiones SA
3.72%, 01/23/2034 EUR 100 115
4.67%, 03/06/2038 $ 150 136
4.90%, 03/06/2048 657 547
Telia Co AB
0.13%, 11/27/2030 EUR 100 102
Telstra Group Ltd
1.38%, 03/26/2029 100 112
TELUS Corp
4.70%, 03/06/2048 CAD 100 67
7.00%, 10/15/2055
(i),(k)
$ 1,000 1,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.71%
T-Mobile USA Inc
3.00%, 02/15/2041 2,187 1,597
3.60%, 11/15/2060 505 325
3.70%, 05/08/2032 EUR 100 118
3.88%, 04/15/2030 $ 100 97
4.38%, 04/15/2040 100 87
4.80%, 07/15/2028 200 202
5.05%, 07/15/2033 100 100
5.65%, 01/15/2053 100 94
Veon Midco BV
3.38%, 11/25/2027 2,800 2,731
Verizon Communications Inc
1.30%, 05/18/2033 EUR 100 100
1.75%, 01/20/2031 $ 150 132
2.36%, 03/15/2032 200 175
2.65%, 05/06/2030 AUD 200 128
2.85%, 09/03/2041 $ 835 586
2.99%, 10/30/2056 100 58
3.00%, 11/20/2060 748 425
3.40%, 03/22/2041 492 378
3.55%, 03/22/2051 100 70
3.88%, 03/01/2052 328 239
4.25%, 08/15/2056
(k)
EUR 100 114
Euribor Swap Rate 5 Year + 1.72%
4.50%, 08/10/2033 $ 784 761
4.78%, 02/15/2035 191 185
5.25%, 04/02/2035 824 824
5.75%, 11/30/2045 334 324
6.00%, 11/30/2065 725 699
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(j)
3,450 2,970
Vodafone Group PLC
5.63%, 02/10/2053 100 94
5.75%, 06/28/2054 423 402
5.75%, 02/10/2063 369 343
5.88%, 06/28/2064 483 460
Vodafone International Financing DAC
3.38%, 07/03/2033 EUR 100 115
WULF Compute LLC
7.75%, 10/15/2030
(j)
$ 2,775 2,917
$ 70,133
Transportation - 0.61%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 672 537
4.45%, 03/15/2043 707 618
5.20%, 04/15/2054 50 46
5.80%, 03/15/2056 242 242

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 $ 54
3.85%, 08/05/2032 $ 100 96
Canadian Pacific Railway Co
2.88%, 11/15/2029 100 95
4.30%, 05/15/2043 100 85
4.70%, 05/01/2048 473 410
CSX Corp
3.35%, 09/15/2049 100 69
3.80%, 11/01/2046 100 77
Deutsche Post AG
3.75%, 11/25/2037 EUR 50 58
DSV Finance BV
1.38%, 03/16/2030 100 109
East Japan Railway Co
1.10%, 09/15/2039 100 81
Federal Express Corp 2020-1 Pass Through Trusts
1.88%, 08/20/2035 $ 1,434 1,240
FedEx Corp
4.95%, 10/17/2048 100 87
Fedex Freight Holding Co Inc
4.30%, 03/15/2029
(j)
430 425
GB AIT Buyer Inc
8.75%, 04/30/2034
(j)
1,650 1,660
GXO Logistics Inc
6.25%, 05/06/2029 444 461
Norfolk Southern Corp
4.55%, 06/01/2053 100 83
5.55%, 03/15/2034 100 104
Ryder System Inc
5.25%, 06/01/2028 100 102
Transnet/South Africa
8.25%, 02/06/2028 3,125 3,261
TTX Co
5.50%, 09/25/2026
(j)
839 842
Union Pacific Corp
3.25%, 02/05/2050 100 68
3.60%, 09/15/2037 100 88
3.85%, 02/14/2072 100 68
United Parcel Service Inc
3.40%, 11/15/2046 50 36
5.30%, 04/01/2050 100 94
Yinson Bergenia Production BV
8.50%, 01/31/2045
(j)
937 1,002
8.50%, 01/31/2045 1,110 1,187
$ 13,385
Trucking & Leasing - 0.26%
FTAI Aviation Investors LLC
7.00%, 05/01/2031
(j)
1,925 1,992
7.00%, 06/15/2032
(j)
875 903
GATX Corp
6.05%, 03/15/2034 100 106
Penske Truck Leasing Co Lp / PTL Finance Corp
5.25%, 02/01/2030
(j)
697 707
5.35%, 03/30/2029
(j)
292 297
5.88%, 11/15/2027
(j)
100 102
6.05%, 08/01/2028
(j)
712 732
6.20%, 06/15/2030
(j)
786 825
$ 5,664
Water - 0.05%
American Water Capital Corp
4.15%, 06/01/2049 100 78
Anglian Water Services Financing PLC
5.38%, 11/10/2033 GBP 100 131
Essential Utilities Inc
3.35%, 04/15/2050 $ 50 33
Northumbrian Water Finance PLC
5.63%, 04/29/2033 GBP 50 67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Severn Trent Utilities Finance PLC
4.00%, 03/05/2034 EUR 100 $ 118
Suez SACA
5.00%, 11/03/2032 100 125
SW Finance I PLC
6.19%, 03/31/2029 GBP 50 69
United Utilities Water Finance PLC
2.63%, 02/12/2031 100 120
Veolia Environnement SA
0.80%, 01/15/2032 EUR 100 100
1.59%, 01/10/2028 100 115
Yorkshire Water Services Finance Ltd
5.50%, 05/28/2037
(l)
GBP 50 64
$ 1,020
TOTAL BONDS $ 1,626,878
CONVERTIBLE BONDS - 0.08%
Principal
Amount (000's) Value (000's)
Chemicals - 0.07%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 1,400 $ 1,483
Oil & Gas - 0.01%
Kosmos Energy Ltd
3.13%, 03/15/2030 350 293
TOTAL CONVERTIBLE BONDS $ 1,776
SENIOR FLOATING RATE INTERESTS
- 7.06%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
Advantage Sales & Marketing Inc ; Term Loan
9.93%, 04/19/2030 $ 223 182
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc ; Term Loan B
7.78%, 08/23/2028 474 475
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CMG Media Corp ; Term Loan B2
7.30%, 06/18/2029 99 93
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Neptune Bidco US Inc ; Term Loan B
8.77%, 02/03/2033 193 189
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Planet US Buyer LLC ; Term Loan B
6.67%, 02/07/2031 252 253
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,192
Aerospace & Defense - 0.11%
Bleriot US Bidco Inc ; Term Loan B
6.20%, 10/31/2030 253 253
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Goat Holdco LLC ; Term Loan B
6.17%, 12/10/2031 279 279
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Kaman Corp ; Term Loan B
5.95%, 02/26/2032 375 377
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Signia Aerospace LLC ; Term Loan B
6.42%-6.45%, 12/11/2031 149 149
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc ; Term Loan J
6.17%, 02/28/2031 $ 465 $ 466
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan L
6.17%, 01/19/2032 181 181
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc ; Term Loan M
6.17%, 08/19/2032 321 321
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
TransDigm Inc ; Term Loan N
6.17%, 02/10/2033 334 334
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,360
Airlines - 0.02%
AAdvantage Loyalty IP Ltd ; Term Loan B
5.92%, 04/20/2028 183 182
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Air Canada ; Term Loan B
5.42%, 03/21/2031 165 164
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
United Airlines Inc ; Term Loan B
5.40%, 02/22/2031 89 89
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
WestJet Loyalty LP ; Term Loan B
6.45%, 02/14/2031 35 34
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 469
Apparel - 0.03%
ABG Intermediate Holdings 2 LLC ; Term Loan B1
5.92%, 12/21/2028 201 201
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Beach Acquisition Bidco LLC ; Term Loan B1
6.95%, 09/12/2032 224 225
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Varsity Brands Inc ; Term Loan B
6.45%, 08/26/2031 206 206
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
WH Borrower LLC ; Term Loan B
8.16%, 02/20/2032 129 129
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 761
Automobile Manufacturers - 0.02%
Allison Transmission Inc ; Term Loan B
5.40%, 11/05/2032 274 276
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
American Trailer World Corp ; Term Loan
7.52%, 03/03/2028 90 67
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 343
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.04%
Clarios Global LP ; Term Loan B
6.17%, 05/04/2030 $ 244 $ 244
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
6.42%, 01/28/2032 390 392
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dexko Global Inc ; Term Loan
8.16%, 10/04/2031 350 332
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 968
Beverages - 0.13%
Arterra Wines Canada Inc ; Term Loan B1
7.46%, 11/25/2027 1,560 1,527
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
BrewCo Borrower LLC
10.67%, 09/30/2030 180 18
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
10.68%, 09/30/2030 41 16
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Naked Juice LLC ; Term Loan
9.20%, 01/24/2029 122 121
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Pegasus Bidco BV ; Term Loan B
6.40%, 07/12/2029 138 139
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Primo Brands Corp ; Term Loan B
6.45%, 03/19/2031 951 957
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,778
Biotechnology - 0.03%
BioMarin Pharmaceutical Inc ; Term Loan B
0.00%, 04/27/2033
(r)
255 256
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Genmab A/S ; Term Loan B
6.70%, 11/19/2032 326 328
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Grifols International Services USA Inc ; Term Loan
B
6.19%, 04/01/2033 69 69
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 653
Building Materials - 0.07%
ACProducts Holdings Inc ; Term Loan B
8.21%, 05/17/2028 389 313
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC ; Term Loan B
6.42%, 09/08/2032 278 278
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cornerstone Building Brands Inc ; Term Loan B
7.03%, 04/12/2028 143 88
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
CP Atlas Buyer Inc ; Term Loan B
8.92%, 07/08/2030 $ 134 $ 120
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Gibraltar Industries Inc
5.90%-5.91%, 01/29/2033 64 64
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
MI Windows And Doors LLC ; Term Loan B3
6.42%, 03/21/2031 60 59
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Quikrete Holdings Inc ; Term Loan B3
5.92%, 02/10/2032 450 451
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Quikrete Holdings Inc ; Term Loan B1
5.92%, 04/14/2031 102 101
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,474
Chemicals - 0.38%
Advancion Holdings LLC ; Term Loan
11.52%, 10/27/2028 8,680 6,770
CME Term Secured Overnight Financing
Rate 3 Month + 7.75%
Ecovyst Catalyst Technologies LLC ; Term Loan B
5.66%, 06/12/2031 48 48
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fortis 333 Inc ; Term Loan B
7.17%, 03/29/2032 72 71
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
INEOS US Finance LLC ; Term Loan B
6.27%, 11/08/2028 206 202
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
6.92%, 02/19/2030 201 186
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
INEOS US Petrochem LLC ; Term Loan B
0.00%, 03/14/2030
(r)
23 21
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
0.00%, 10/01/2031
(r)
62 54
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Nouryon Finance BV ; Term Loan B
6.94%, 04/03/2028 392 390
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Qnity Electronics Inc ; Term Loan B
5.90%, 11/01/2032 331 332
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SCIH Salt Holdings Inc ; Term Loan B1
6.35%, 01/31/2029 80 80
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Solstice Advanced Materials Inc ; Term Loan B
5.42%, 10/29/2032 90 91
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
USALCO LLC ; Term Loan B
7.15%, 09/30/2031 $ 37 $ 37
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 8,282
Commercial Services - 0.34%
Aggreko Holdings Inc ; Term Loan B
6.66%, 05/21/2031 50 50
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Allied Universal Holdco LLC ; Term Loan B
6.92%, 08/06/2032 507 508
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Anticimex Global AB ; Term Loan B8
6.56%, 11/17/2031 325 325
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Belron Finance 2019 LLC ; Term Loan B
5.66%, 10/16/2031 361 362
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Camelot US Acquisition LLC ; Term Loan B
6.42%, 01/31/2031 140 131
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Catawba Nation Gaming Authority ; Term Loan B
8.42%, 03/29/2032 75 75
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Champions Financing Inc ; Term Loan B
8.42%, 02/23/2029 1,969 1,871
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
CompoSecure Holdings LLC ; Term Loan B
5.92%, 01/07/2033 75 75
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Corp Service Co ; Term Loan B
5.78%, 11/02/2029 129 129
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Creative Artists Agency LLC ; Term Loan B
6.17%, 10/01/2031 213 213
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CSC ServiceWorks East LLC ; Term Loan
7.93%, 09/04/2030 774 536
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
9.10%, 09/04/2030 127 129
CME Term Secured Overnight Financing
Rate 1 Month + 5.43%
Element Materials Technology Group US Holdings
Inc
7.20%, 07/06/2029 257 258
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ensemble RCM LLC ; Term Loan B
6.66%, 01/28/2033 164 163
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
EVERTEC Group LLC ; Term Loan B
5.92%, 10/30/2030 50 50
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Garda World Security Corp ; Term Loan B
6.44%, 02/01/2029 $ 249 $ 248
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Hertz Corp/The ; TERM C-EXIT
7.29%, 06/30/2028 6 5
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Hertz Corp/The ; Term Loan B-Exit
7.28%, 06/30/2028 32 26
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Jupiter Buyer Inc ; Term Loan B
7.70%, 10/10/2031 155 155
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Learning Care Group US No 2 Inc ; Term Loan B
7.63%-7.70%, 08/11/2028 14 11
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Medical Solutions Holdings Inc ; Term Loan B
7.27%, 10/06/2028 19 3
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Mister Car Wash Holdings Inc ; Term Loan
0.00%, 03/27/2031
(r)
116 116
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Mister Car Wash Holdings Inc ; Term Loan B
5.92%, 03/27/2031 245 245
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
OMNIA Partners LLC ; Term Loan B
6.43%, 12/31/2032 200 201
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
PAREXEL International Corp ; Term Loan B
6.42%, 12/09/2031 531 531
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
PG Polaris BidCo Sarl ; Term Loan B
5.95%, 03/26/2031 201 202
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Prime Security Services Borrower LLC ; Term Loan
B2
5.41%, 03/07/2032 55 54
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Prime Security Services Borrower LLC ; Term Loan
B1
5.66%, 10/13/2030 108 108
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Pye-Barker Fire & Safety LLC ; Term Loan
5.59%, 12/09/2032 307 308
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Pye-Barker Fire & Safety LLC ; Delayed Draw Term
Loan DD
6.17%, 12/16/2032 6 6
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Signal Parent Inc ; Term Loan B
7.27%, 04/03/2028 38 23
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Wand NewCo 3 Inc ; Term Loan B2
6.17%, 01/30/2031 $ 353 $ 354
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 7,471
Computers - 0.16%
Amentum Holdings Inc ; Term Loan B
5.40%, 07/29/2031 87 87
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
CACI International Inc ; Term Loan B2
5.42%, 02/25/2033 111 111
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Clover Holdings 2 LLC ; Term Loan B
8.24%, 12/09/2031 822 788
Fortress Intermediate 3 Inc ; Term Loan B
6.66%, 06/27/2031 231 229
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
McAfee Corp ; Term Loan B1
6.67%, 03/01/2029 73 64
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
NCR Atleos Corp ; Term Loan B
6.68%, 04/16/2029 55 55
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Peraton Corp ; Term Loan B
7.52%, 02/01/2028 549 468
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc ; Term Loan B
8.42%, 03/21/2031 117 75
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Sonicwall US Holdings Inc ; Term Loan
8.73%, 05/18/2028 32 10
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Sophos Holdings LLC ; Term Loan B
7.28%, 03/05/2027 1,546 1,494
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Synechron Inc ; Term Loan B
7.45%, 10/03/2031 81 75
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Virtusa Corp ; Term Loan B
0.00%, 02/15/2029
(r)
9 8
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
World Wide Technology Holding Co LLC ; Term
Loan B
5.67%, 03/01/2030 119 119
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 3,583
Consumer Products - 0.00%
VC GB Holdings I Corp ; Term Loan B
7.46%, 06/30/2028 50 50
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Cosmetics & Personal Care - 0.03%
Conair Holdings LLC ; Term Loan B
7.53%, 05/17/2028 215 150
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Opal US LLC ; Term Loan B4
6.70%, 04/28/2032 $ 398 $ 400
CME Term Secured Overnight Financing
Rate 6 Month + 3.00%
Perrigo Investments LLC ; Term Loan B
5.67%, 04/20/2029 93 93
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 643
Distribution & Wholesale - 0.37%
BCPE Empire Holdings Inc ; Term Loan B
6.92%, 12/11/2030 105 104
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
7.17%, 12/29/2032 275 274
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Dealer Tire Financial LLC ; Term Loan B5
6.67%, 07/02/2031 50 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Gates Corp/DE ; Term Loan B5
5.42%, 06/04/2031 122 122
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Gloves Buyer Inc ; Term Loan B
7.69%, 05/21/2032 2,577 2,573
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Infinite Bidco LLC ; Term Loan
7.68%, 03/02/2028 189 185
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
10.93%, 02/24/2029 4,850 4,608
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
OPENLANE Inc ; Term Loan B
6.14%, 10/08/2032 63 63
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Resideo Funding Inc ; Term Loan B
5.67%, 08/13/2032 134 135
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
VSE Corp ; Term Loan B
0.00%, 03/17/2033
(r)
70 70
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 8,184
Diversified Financial Services - 0.02%
Jupiter Borrower Inc
0.00%, 03/25/2033
(r)
152 153
Kestra Advisor Services Holdings A Inc ; Term Loan
B
6.67%, 03/22/2031 187 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Orion US Finco Inc ; Term Loan B
7.17%, 10/10/2032 76 76
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 416
Electric - 0.10%
Cornerstone Generation LLC ; Term Loan B
5.92%, 08/11/2032 274 275
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Hamilton Projects Acquiror LLC
6.17%, 05/30/2031 $ 49 $ 49
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Invenergy Thermal Operating I LLC ; Term Loan B
6.38%, 05/06/2032 59 60
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Invenergy Thermal Operating I LLC ; Term Loan C
6.36%, 05/06/2032 4 4
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
NRG Energy Inc ; Term Loan B
0.00%, 04/15/2033
(r)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
5.41%-5.42%, 04/16/2031 181 181
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%, CME Term Secured
Overnight Financing Rate 3 Month + 1.75%
Talen Energy Supply LLC ; Term Loan B
5.67%, 11/25/2032 125 125
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.15%, 05/17/2030 758 760
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
6.15%, 12/15/2031 662 664
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,243
Electronics - 0.02%
Ingram Micro Inc ; Term Loan B2
5.94%, 09/19/2031 61 62
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Pinnacle Buyer LLC ; Term Loan B
6.18%, 10/01/2032 90 90
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Resilience Parent LLC ; Term Loan B
6.13%, 01/21/2033 315 315
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Spectris PLC
6.45%, 09/24/2032 75 75
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 542
Engineering & Construction - 0.07%
Apple Bidco LLC ; Term Loan B
6.17%, 09/22/2031 245 245
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Artera Services LLC ; Term Loan
8.17%, 02/15/2031 52 44
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Brand Industrial Services Inc ; Term Loan B
8.16%, 08/01/2030 117 101
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Brown Group Holding LLC ; Term Loan B1
6.17%, 07/01/2031 121 122
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Brown Group Holding LLC ; Term Loan B2
6.15%-6.17%, 07/01/2031 $ 591 $ 594
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%, CME Term Secured
Overnight Financing Rate 3 Month + 2.50%
Centuri Group Inc ; Term Loan B
5.67%, 07/09/2032 203 204
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Dycom Industries Inc ; Term Loan B
5.40%, 01/20/2033 116 116
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Green Infrastructure Partners Inc ; Term Loan B
6.45%, 09/24/2032 62 62
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
LSF12 Phoenix Holdco LLC ; Term Loan B
8.20%, 03/05/2033 125 125
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 1,613
Entertainment - 0.12%
Caesars Entertainment Inc ; Term Loan B
5.92%, 02/06/2030 82 79
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Caesars Entertainment Inc ; Term Loan B1
5.92%, 02/06/2031 238 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Churchill Downs Inc ; Term Loan B1
5.42%, 03/17/2028 110 110
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Cinemark USA Inc ; Term Loan B
5.90%-5.95%, 05/24/2030 181 182
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%, CME Term Secured
Overnight Financing Rate 3 Month + 2.25%
Crown Finance US Inc ; Term Loan B
8.16%, 12/02/2031 325 325
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Delta 2 Lux Sarl ; Term Loan B1
0.00%, 09/30/2031
(r)
27 27
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Entain Holdings Gibraltar Ltd
5.95%, 10/31/2029 263 263
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Flutter Financing BV ; Term Loan B
5.45%, 11/30/2030 122 121
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
5.70%, 06/04/2032 342 340
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Herschend Entertainment Co LLC ; Term Loan B
6.17%, 05/27/2032 64 65
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Light & Wonder International Inc ; Term Loan B3
5.66%, 04/16/2029 115 115
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Scientific Games Holdings LP ; Term Loan B
6.67%, 04/04/2029 $ 199 $ 196
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc ; Term Loan
B3
5.67%, 12/04/2031 168 166
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
TKO Worldwide Holdings LLC ; Term Loan B5
5.66%, 11/21/2031 329 330
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 2,549
Environmental Control - 0.06%
Arcwood Environmental Inc ; Term Loan B
6.70%, 03/18/2033 25 25
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
GFL ES US LLC ; Term Loan B
6.17%, 02/04/2032 273 273
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Reworld Holding Corp ; Term Loan B1
5.90%, 11/30/2028 133 133
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp ; Term Loan B
5.91%, 01/15/2031 40 40
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
5.91%, 01/15/2031 92 91
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp ; Term Loan C
5.92%, 01/15/2031 15 15
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Win Waste Innovations Holdings Inc ; Term Loan
6.53%, 03/24/2028 763 764
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,341
Food - 0.04%
CHG PPC Parent LLC ; Term Loan B
6.78%, 12/08/2028 167 167
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc ; Term Loan B
6.42%, 02/12/2031 63 62
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Froneri US Inc ; Term Loan B4
5.87%, 09/17/2031 118 117
CME Term Secured Overnight Financing
Rate 6 Month + 2.00%
Froneri US Inc ; Term Loan B6
5.88%, 07/16/2032 415 412
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Savor Acquisition Inc ; Term Loan B
6.67%, 02/19/2032 54 55
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 813

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools - 0.00%
Madison Safety & Flow LLC ; Term Loan B
6.15%, 09/26/2031 $ 89 $ 89
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Healthcare - Products - 0.10%
Bausch + Lomb Corp ; Term Loan B
7.42%, 01/15/2031 282 283
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Hopper Merger Sub Inc ; Term Loan B
5.92%, 04/07/2033 992 986
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Insulet Corp ; Term Loan B
5.67%, 08/01/2031 126 127
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Medline Borrower LP ; Term Loan B
5.42%, 10/23/2028 251 252
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
5.42%, 10/23/2030 204 205
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Resonetics LLC ; Term Loan B
6.42%, 06/18/2031 140 140
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Viant Medical Holdings Inc ; Term Loan
7.67%, 10/17/2031 224 218
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 2,211
Healthcare - Services - 0.30%
ADMI Corp ; Term Loan B1
9.42%, 12/23/2027 116 109
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc ; Term Loan B
5.92%, 09/20/2032 140 141
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Eyecare Partners LLC ; PIK Term Loan B
4.73%, PIK 3.61%; 11/30/2028
(m)
5,132 2,267
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc ; Term Loan B
7.16%, 10/01/2032 377 378
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
LifePoint Health Inc ; Term Loan B
7.17%, 05/17/2031 14 14
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
7.43%, 05/17/2031 80 80
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Lumexa Imaging Inc ; Term Loan B
6.70%, 12/13/2032 128 129
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Medical Solutions LLC
7.27%, 11/01/2028 272 190
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
National Mentor Holdings Inc ; Term Loan
9.67%, 12/05/2030 $ 134 $ 134
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Onex TSG Intermediate Corp ; Term Loan B
6.95%, 08/06/2032 73 73
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Pacific Dental Services LLC ; Term Loan B
6.16%, 03/15/2031 256 256
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Guarantor Inc ; Term Loan B5
6.17%, 02/21/2031 302 303
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiology Partners Inc ; Term Loan B
8.20%, 06/30/2032 228 224
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Select Medical Corp ; Term Loan B3
0.00%, 12/31/2031
(r)
151 152
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sound Inpatient Physicians Inc ; PIK Term Loan B
7.46%, PIK 1.50%; 06/28/2028
(m)
404 397
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Sound Inpatient Physicians Inc ; PIK Term Loan A
9.46%, PIK 1.00%; 06/28/2028
(m)
28 28
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Star Parent Inc ; Term Loan B
7.70%, 09/27/2030 202 202
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Surgery Center Holdings Inc ; Term Loan
6.17%, 12/19/2030 715 716
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Team Health Holdings Inc ; Term Loan B
7.66%, 06/30/2028 575 575
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Upstream Newco Inc ; PIK Term Loan
8.19%, PIK 1.50%; 11/20/2029
(m)
100 92
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 6,460
Home Furnishings - 0.04%
AI Aqua Merger Sub Inc ; Term Loan B
6.16%, 07/31/2028 422 423
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%, CME Term Secured
Overnight Financing Rate 3 Month + 2.50%
Somnigroup International Inc ; Term Loan B
5.88%, 10/24/2031 103 103
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Weber-Stephen Products LLC ; Term Loan B
7.44%, 10/01/2032 277 270
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 796

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.35%
Acrisure LLC ; Term Loan B6
6.67%, 11/06/2030 $ 678 $ 665
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Alera Group Inc ; Term Loan B
6.42%, 05/30/2032 276 272
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Alliant Holdings Intermediate LLC ; Term Loan B
6.17%, 09/19/2031 532 531
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
AmWINS Group Inc ; Term Loan B
5.67%, 01/30/2032 210 210
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Asurion LLC ; Term Loan B4
9.03%, 01/20/2029 1,345 1,348
CME Term Secured Overnight Financing
Rate 1 Month + 15.75%
Asurion LLC ; Term Loan B13
7.92%, 09/19/2030 203 203
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Asurion LLC ; TERM B14
7.42%, 02/23/2033 347 341
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Broadstreet Partners Group LLC ; Term Loan B
6.17%, 06/14/2031 822 817
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CRC Insurance Group LLC ; Term Loan B
6.45%, 05/06/2031 277 275
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
CRC Insurance Group LLC ; Term Loan
8.45%, 05/06/2032 1,447 1,429
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
HUB International Ltd ; Term Loan B
5.92%, 06/20/2030 268 268
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Ryan Specialty LLC ; Term Loan B
5.67%, 09/13/2031 285 285
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sedgwick Claims Management Services Inc ; Term
Loan B
6.17%, 07/31/2031 388 385
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
USI Inc/NY ; Term Loan C
5.95%, 09/27/2030 169 169
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
USI Inc/NY ; Term Loan D
5.95%, 11/21/2029 369 370
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 7,568
Internet - 0.42%
CNT Holdings I Corp ; Term Loan B
6.17%, 11/08/2032 337 338
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
MH Sub I LLC ; Term Loan
9.92%, 02/12/2029 $ 6,890 $ 5,453
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc ; Term Loan B
6.70%, 08/31/2028 772 749
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Ten-X LLC ; Term Loan
9.49%, 05/26/2028 2,944 2,583
CME Term Secured Overnight Financing
Rate 6 Month + 6.00%
$ 9,123
Investment Companies - 0.29%
Acuren Delaware Holdco Inc ; Term Loan
6.42%, 07/30/2031 35 35
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Aragorn Parent Corp ; Term Loan B
7.17%, 12/15/2028 92 92
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Guardian US Holdco LLC ; Term Loan B
6.95%, 01/31/2030 1,471 1,453
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Nexus Buyer LLC ; Term Loan B
7.17%, 07/31/2031 691 677
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Nexus Buyer LLC
9.42%, 01/30/2032 4,275 4,124
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
$ 6,381
Leisure Products & Services - 0.03%
Alterra Mountain Co ; Term Loan B8
6.16%, 05/31/2030 50 50
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Alterra Mountain Co ; Term Loan B6
6.17%, 08/17/2028 269 268
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Callaway Golf Co ; Term Loan B
6.42%, 03/16/2030 6 6
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
GBT US III LLC ; Term Loan B2
5.67%, 07/25/2031 108 107
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Hayward Industries Inc ; Term Loan B
6.28%, 05/28/2028 279 280
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
MajorDrive Holdings IV LLC ; Term Loan B
7.96%, 06/01/2028 46 44
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 755
Lodging - 0.01%
Fertitta Entertainment LLC/NV ; Term Loan B
6.92%, 01/13/2029 233 230
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Station Casinos LLC ; Term Loan B
5.67%, 03/14/2031 $ 50 $ 50
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 280
Machinery - Diversified - 0.56%
Chart Industries Inc ; Term Loan B
6.18%, 03/15/2030 81 81
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Columbus McKinnon Corp/NY ; Term Loan B
7.20%, 01/21/2033 174 174
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Engineered Machinery Holdings Inc ; Term Loan
9.96%, 05/21/2029 10,613 10,607
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Lsf12 Helix Parent LLC ; Term Loan B
7.17%, 01/21/2033 176 176
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Oregon Tool Lux LP ; Term Loan
9.00%, 10/15/2029 66 66
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
TK Elevator US Newco Inc ; Term Loan B
6.38%, 04/30/2030 776 783
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
6.48%, 04/30/2030 152 153
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Victory Buyer LLC ; Term Loan B
6.67%, 02/09/2033 175 176
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 12,216
Media - 0.16%
Cengage Learning Inc ; Term Loan B
6.65%, 03/24/2031 172 169
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Century DE Buyer LLC ; Term Loan
6.67%, 10/30/2030 134 132
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
CSC Holdings LLC ; Term Loan B5
8.14%, 04/15/2027 141 124
Prime Rate + 1.50%
Directv Financing LLC ; Tern Loan Extended
9.18%, 08/02/2029 117 117
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
EW Scripps Co/The ; Term Loan B2
10.71%, 06/30/2028 23 23
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
EW Scripps Co/The ; Term Loan B3
7.12%, 11/30/2029 47 46
CME Term Secured Overnight Financing
Rate 1 Month + 3.35%
Houghton Mifflin Harcourt Co ; Term Loan B
9.02%, 04/09/2029 83 67
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
iHeartCommunications Inc ; Term Loan
9.56%, 05/01/2029 $ 176 $ 171
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
McGraw-Hill Education Inc ; Term Loan B2
6.41%, 08/06/2031 53 53
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
NEP Group Inc ; Term Loan B
8.17%, 10/17/2031 172 155
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Nexstar Media Inc ; Term Loan B7
6.42%, 03/18/2033 391 391
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Numericable US LLC
7.82%, 04/30/2028 127 128
CME Term Secured Overnight Financing
Rate 3 Month + 4.13%
8.74%, 10/30/2028 115 115
CME Term Secured Overnight Financing
Rate 3 Month + 5.06%
9.05%, 05/14/2029 479 481
CME Term Secured Overnight Financing
Rate 3 Month + 5.38%
10.55%, 05/30/2031 455 463
CME Term Secured Overnight Financing
Rate 3 Month + 6.88%
Radiate Holdco LLC ; PIK TERM FIFO
7.27%, PIK 1.50%; 09/25/2029
(m)
212 193
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Sinclair Television Group Inc ; Term Loan B6
7.08%, 12/31/2029 94 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.30%
SportsNet New York
0.00%, 04/15/2031
(d),(e)
22,178 —
Sunrise Financing Partnership ; Term Loan AAA
6.10%, 02/13/2032 172 172
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
WideOpenWest Finance LLC ; Term Loan
6.93%, 12/11/2028 383 351
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 3,436
Mining - 0.03%
Arctic Canadian Diamond Co Ltd
4.26%, 06/30/2026
(e)
4,784 396
Arsenal AIC Parent LLC ; Term Loan B
6.40%, 08/18/2030 150 151
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 547
Packaging & Containers - 0.16%
Berlin Packaging LLC ; Term Loan B7
6.93%-6.95%, 06/09/2031 276 271
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Clydesdale Acquisition Holdings Inc ; Term Loan B
6.84%, 04/13/2029 214 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
6.92%, 03/26/2032 300 277
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Graham Packaging Co Inc
5.92%, 01/14/2033 $ 50 $ 50
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Iris Holding Inc ; Term Loan
8.52%, 06/28/2028 2,290 2,157
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Kleopatra Finco Sarl ; PIK Term Loan Exit
4.66%, PIK 5.00%, 01/30/2031 4 3
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Proampac PG Borrower LLC ; Term Loan B
7.77%-7.930%, 02/18/2033 208 203
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%, CME Term Secured
Overnight Financing Rate 3 Month + 4.00%
SupplyOne Inc ; Term Loan B
7.17%, 03/27/2031 160 161
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TricorBraun Holdings Inc ; Term Loan
6.92%, 03/03/2031 217 208
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,533
Pharmaceuticals - 0.46%
1261229 BC Ltd ; Term Loan B
9.92%, 09/25/2030 499 485
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Amneal Pharmaceuticals LLC ; Term Loan B
6.65%, 08/01/2032 157 157
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Covetrus Inc ; Term Loan
8.70%, 10/13/2029 9,080 8,546
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Dechra Finance US LLC ; Term Loan B
6.39%, 01/27/2032 64 64
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Gainwell Acquisition Corp ; Term Loan B
7.80%, 10/01/2027 323 317
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl ; Term Loan B2
5.92%, 05/05/2028 145 146
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co ; Term Loan B
5.92%, 05/19/2031 283 283
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 9,998
Pipelines - 0.09%
Calcasieu Pass Funding LLC ; Term Loan B
6.95%, 04/01/2033 222 223
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Colossus Acquireco LLC ; Term Loan B
5.97%, 07/31/2032 308 308
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Freeport LNG Investments LLLP ; Term Loan
6.93%, 01/29/2033 $ 650 $ 650
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
New Fortress Energy Inc ; Term Loan B
0.00%, 10/27/2028
(d)
289 186
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Oryx Midstream Services Permian Basin LLC ; Term
Loan B
5.90%, 10/05/2028 159 160
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
TransMontaigne Partners LLC ; Term Loan B
5.94%, 03/16/2030 181 181
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Traverse Midstream Partners LLC ; Term Loan B
0.00%, 04/21/2033
(r)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
6.17%, 02/16/2028 285 285
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 2,058
Real Estate - 0.03%
CoreLogic Inc ; Term Loan B
7.28%, 06/02/2028 302 295
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cushman & Wakefield US Borrower LLC ; Term
Loan B2
6.40%, 01/31/2030 140 141
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cushman & Wakefield US Borrower LLC ; Term
Loan B3
6.17%, 01/31/2030 167 167
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 603
Retail - 0.13%
1011778 BC ULC ; Term Loan B6
5.42%, 09/20/2030 388 388
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
EG America LLC ; Term Loan B
6.92%, 01/30/2031 124 124
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
IRB Holding Corp ; Term Loan B
6.15%, 12/15/2030 317 318
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Johnstone Supply LLC ; Term Loan B
5.92%, 06/09/2031 206 206
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
LS Group OpCo Acquistion LLC ; Term Loan B1
6.17%, 04/23/2031 156 156
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Park River Holdings Inc ; Term Loan B
8.19%, 03/15/2031 65 65
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
PetSmart LLC ; Term Loan B
7.65%, 08/18/2032 $ 88 $ 88
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
QXO Building Products Inc ; Term Loan B
5.67%, 04/30/2032 111 111
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Restoration Hardware Inc ; Term Loan B
6.28%, 10/20/2028 153 151
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC ; Term Loan B
7.45%, 03/31/2029 950 943
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
White Cap Supply Holdings LLC ; Term Loan B
6.92%, 10/19/2029 192 191
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
7.17%, 02/04/2033 125 124
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 2,865
Semiconductors - 0.16%
Altar Bidco Inc ; Term Loan
9.11%, 02/01/2030 3,570 3,338
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
MKS Inc ; Term Loan B
5.41%, 02/04/2033 66 66
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 3,404
Software - 1.26%
Ascend Learning LLC ; Term Loan B
6.67%, 12/10/2028 3,312 3,252
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Avalara Inc ; Term Loan B
6.45%, 03/26/2032 59 58
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Avaya LLC ; PIK Term Loan Exit
11.15%, PIK 7.00%; 07/31/2028
(m)
275 242
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc ; Term Loan B
6.67%, 04/30/2031 54 54
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
BCPE Pequod Buyer Inc ; Term Loan B
6.42%, 09/19/2031 109 108
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Boxer Parent Co Inc ; Term Loan B
6.67%, 07/30/2031 526 486
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
CCC Intelligent Solutions Inc ; Term Loan B
5.67%, 01/23/2032 74 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Clearwater Analytics LLC ; Term Loan B
5.65%, 04/21/2032 50 50
CME Term Secured Overnight Financing
Rate 6 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Cloud Software Group Inc ; Term Loan B1
6.95%, 08/13/2032 $ 110 $ 101
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cloud Software Group Inc ; Term Loan B2
6.95%, 03/21/2031 242 223
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cotiviti Inc ; Term Loan
6.41%, 03/26/2032 52 48
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cotiviti Inc ; Term Loan B
6.41%, 05/01/2031 17 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Darktrace Finco US LLC ; Term Loan B
6.93%, 10/09/2031 1,777 1,667
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Darktrace Finco US LLC ; Term Loan
8.93%, 10/11/2032 3,275 2,983
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Dayforce Bidco LLC ; Term Loan B
6.66%, 02/04/2033 1,955 1,842
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
DS Admiral Bidco LLC ; Term Loan B
7.94%, 06/26/2031 16 15
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ellucian Holdings Inc ; Term Loan B
6.17%, 10/08/2029 143 140
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
EP Purchaser LLC ; Term Loan B
7.29%, 11/06/2028 30 21
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.29%, 11/06/2028 19 12
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Epicor Software Corp ; Term Loan B
6.17%, 05/30/2031 518 511
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Genesys Cloud Services Inc ; Term Loan B
6.18%, 01/30/2032 335 323
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Icon Parent Inc
6.44%, 11/13/2031 348 337
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Javelin Buyer Inc ; Term Loan
6.42%, 12/05/2031 58 56
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Kaseya Inc ; Term Loan
8.67%, 03/20/2033 6,535 5,167
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Kaseya Inc ; Term Loan B
6.92%, 03/20/2032 195 176
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Loyalty Ventures Inc ; Term Loan B
0.00%, 11/03/2027
(d)
$ 1,608 $ 137
1 Month USD LIBOR + 4.50%
Marcel Bidco LLC ; Term Loan B
6.66%, 11/09/2030 152 150
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Mitchell International Inc ; Term Loan B
6.67%, 06/17/2031 273 266
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Modena Buyer LLC ; Term Loan B
7.94%, 04/18/2031 2,561 2,313
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
OAK-Eagle Acquireco Inc ; Term Loan B
0.00%, 03/24/2033
(r)
1,943 1,943
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Open Text Corp ; Term Loan B
5.42%, 01/31/2030 399 388
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
PointClickCare Technologies Inc ; Term Loan B
6.42%, 11/03/2031 123 123
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Project Alpha Intermediate Holding Inc ; Term Loan
B
6.95%, 10/26/2030 94 74
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Rackspace Finance LLC ; Term Loan B
6.53%, 05/15/2028 394 198
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.03%, 05/15/2028 166 164
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Red Planet Borrower LLC ; Term Loan B
7.67%, 08/09/2032 1,746 1,732
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Rocket Software Inc ; Term Loan B
7.42%, 11/28/2028 121 116
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SS&C Technologies Inc ; Term Loan B8
5.67%, 05/09/2031 169 169
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Starlight Parent LLC ; Term Loan
0.00%, 04/16/2032
(r)
1,328 1,125
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
UKG Inc ; Term Loan B
6.17%, 02/10/2031 477 459
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
VS Buyer LLC ; Term Loan B
5.92%, 04/12/2031 82 81
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
West Technology Group LLC ; Term Loan B3
7.92%, 04/09/2027 360 64
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Zelis Payments Buyer Inc ; Term Loan B
6.42%, 09/28/2029 $ 70 $ 69
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 27,532
Telecommunications - 0.25%
Cincinnati Bell Inc ; Term Loan B5
5.92%, 11/23/2028 385 385
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Connect Finco SARL ; Term Loan B
8.17%, 09/27/2029 94 94
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Connect Holding II LLC ; Delayed Draw Term Loan
B-DD
7.90%, 04/03/2031 589 561
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Cyborg Oldco DC Holdings Inc ; Term Loan B
0.00%, 05/01/2024
(d),(e)
454 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc ; Term Loan B
6.44%, 11/30/2029 359 345
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Digicel International Finance Ltd ; Term Loan B
8.16%, 08/06/2032 203 203
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Ensono Inc ; Term Loan B
0.00%, 05/26/2028
(r)
47 45
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Iridium Satellite LLC ; Term Loan B4
0.00%, 09/20/2030
(r)
31 30
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Level 3 Financing Inc ; Term Loan B4
6.92%, 03/29/2032 1,482 1,486
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Telesat LLC ; Term Loan B5
6.68%, 12/06/2026 443 377
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Uniti Services LLC ; Term Loan B
7.65%, 10/06/2032 206 206
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Viasat Inc ; Term Loan B
8.27%, 05/30/2030 236 236
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
8.28%, 03/04/2029 30 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Zayo Group Holdings Inc ; PIK Term Loan
6.77%, PIK 0.50%; 03/11/2030
(m)
1,437 1,434
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 5,432
Transportation - 0.02%
First Student Bidco Inc ; Term Loan B
0.00%, 08/15/2030
(r)
33 33
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
First Student Bidco Inc ; Term Loan C
0.00%, 08/15/2030
(r)
$ 6 $ 6
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
GB AIT Buyer Inc
0.00%, 04/22/2033
(r)
97 97
Genesee & Wyoming Inc ; Term Loan B
5.45%, 04/10/2031 189 189
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Stonepeak Nile Parent LLC ; Term Loan B
5.92%, 04/11/2032 198 198
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 523
TOTAL SENIOR FLOATING RATE INTERESTS $ 154,538
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8.75%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.42%
2.00%, 07/01/2051 $ 5,063 $ 4,074
2.00%, 09/01/2051 5,506 4,425
2.00%, 11/01/2051 3,071 2,501
2.00%, 12/01/2051 2,146 1,748
2.00%, 02/01/2052 2,845 2,336
2.00%, 02/01/2052 776 623
2.00%, 03/01/2052 1,646 1,336
2.50%, 07/01/2051 737 622
2.50%, 12/01/2051 3,997 3,433
2.50%, 12/01/2051 2,925 2,502
2.50%, 12/01/2051 1,886 1,612
2.50%, 01/01/2052 3,032 2,578
2.50%, 01/01/2052 1,803 1,539
2.50%, 01/01/2054 2,360 1,984
2.50%, 05/01/2056
(s)
665 557
3.00%, 07/01/2051 2,301 2,046
3.00%, 03/01/2052 1,473 1,302
3.00%, 03/01/2052 3,191 2,835
3.00%, 05/01/2056
(s)
3,000 2,626
3.50%, 05/01/2052 1,989 1,830
3.50%, 05/01/2052 1,558 1,433
4.00%, 07/01/2052 816 772
4.00%, 08/01/2052 2,818 2,667
4.00%, 10/01/2052 1,096 1,036
4.00%, 03/01/2053 3,287 3,106
4.50%, 06/01/2052 1,168 1,136
4.50%, 08/01/2052 1,152 1,117
4.50%, 08/01/2052 1,404 1,359
4.50%, 09/01/2052 1,634 1,585
4.50%, 10/01/2052 524 506
4.50%, 10/01/2052 1,805 1,760
4.50%, 02/01/2053 2,103 2,038
4.50%, 07/01/2053 2,198 2,124
4.50%, 01/01/2054 1,226 1,191
4.50%, 01/01/2056 1,234 1,191
5.00%, 07/01/2052 2,186 2,187
5.00%, 04/01/2053 768 761
5.00%, 06/01/2053 1,902 1,896
5.00%, 06/01/2053 2,963 2,952
5.00%, 08/01/2053 2,032 2,018
5.00%, 11/01/2054 1,333 1,327
5.00%, 11/01/2054 1,475 1,463
5.00%, 02/01/2055 1,111 1,101
5.00%, 01/01/2056 986 981
5.00%, 02/01/2056 1,476 1,458
5.00%, 03/01/2056 1,533 1,513
5.00%, 05/01/2056
(s)
750 739
5.50%, 05/01/2041
(s)
1,200 1,226
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 02/01/2053 $ 2,636 $ 2,693
5.50%, 07/01/2053 1,151 1,176
5.50%, 11/01/2053 1,591 1,623
5.50%, 11/01/2053 1,413 1,436
5.50%, 03/01/2054 1,164 1,176
5.50%, 05/01/2054 1,274 1,299
5.50%, 06/01/2054 1,254 1,274
5.50%, 10/01/2054 2,387 2,434
5.50%, 10/01/2054 1,671 1,695
5.50%, 02/01/2055 2,766 2,811
5.50%, 06/01/2055 793 806
5.50%, 08/01/2055 1,389 1,404
5.50%, 10/01/2055 1,690 1,715
6.00%, 04/01/2054 1,372 1,426
6.00%, 06/01/2054 805 834
6.00%, 09/01/2054 887 921
6.00%, 09/01/2054 1,545 1,591
6.00%, 11/01/2054 1,699 1,762
6.00%, 09/01/2055 1,347 1,396
6.00%, 05/01/2056
(s)
2,653 2,708
6.50%, 05/01/2054 1,111 1,164
$ 118,496
Government National Mortgage Association (GNMA) - 1.87%
2.00%, 01/20/2051 1,161 956
2.00%, 05/20/2051 996 820
2.00%, 07/20/2051 1,624 1,337
2.50%, 04/20/2051 1,846 1,583
2.50%, 07/20/2051 363 311
2.50%, 09/20/2051 1,805 1,548
3.00%, 09/20/2051 816 727
4.00%, 03/20/2049 1,589 1,510
4.00%, 03/20/2050 532 505
4.00%, 10/20/2052 1,023 965
4.50%, 05/20/2048 2,072 2,031
4.50%, 05/20/2052 981 954
4.50%, 09/20/2052 468 455
4.50%, 11/20/2054 3,256 3,149
4.50%, 05/20/2056
(s)
4,800 4,628
5.00%, 12/20/2052 1,087 1,084
5.00%, 01/20/2053 2,226 2,220
5.00%, 02/20/2053 899 896
5.00%, 05/20/2053 1,627 1,623
5.00%, 08/20/2053 2,467 2,456
5.00%, 09/20/2053 1,359 1,352
5.00%, 10/20/2053 1,386 1,379
5.00%, 04/20/2054 2,499 2,485
5.00%, 06/20/2056
(s)
410 406
5.50%, 03/20/2053 779 791
5.50%, 06/20/2053 1,359 1,379
5.50%, 08/20/2053 1,146 1,161
5.50%, 04/20/2054 2,199 2,225
$ 40,936
U.S. Treasury - 1.28%
1.88%, 11/15/2051 1,668 904
2.25%, 02/15/2052 1,050 625
2.75%, 11/15/2042 798 602
3.25%, 05/15/2042 454 372
3.63%, 09/30/2031 573 560
3.72%, 01/31/2028
(t),(u)
9,546 9,547
US Treasury 3 Month Bill Money Market
Yield + 0.10%
3.78%, 07/31/2027
(u)
1,279 1,280
US Treasury 3 Month Bill Money Market
Yield + 0.16%
3.88%, 08/15/2034 1,086 1,054
4.00%, 07/31/2032 209 207
4.00%, 11/15/2035 1,746 1,694

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.13%, 08/15/2044 $ 549 $ 494
4.25%, 11/15/2034 1,633 1,625
4.25%, 08/15/2054 2,273 2,010
4.38%, 05/15/2034 867 872
4.63%, 05/15/2044 440 423
4.63%, 05/15/2054 1,407 1,325
4.63%, 02/15/2055 1,749 1,647
4.63%, 11/15/2055 227 214
4.75%, 02/15/2045 800 779
4.75%, 08/15/2055 697 671
4.88%, 08/15/2045 175 173
5.00%, 05/15/2045 953 957
$ 28,035
U.S. Treasury Bill - 0.18%
3.58%, 05/28/2026
(q)
4,045 4,034
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 191,501
REPURCHASE AGREEMENTS - 0.53%
Maturity Amount
(000's) Value (000's)
Banks - 0.53%
Daiwa Securities Repurchase Agreement; 3.64%
traded 04/30/2026 maturing 05/01/2026
(collateralized by US Government Security;
$11,938,875; 3.64%; dated 02/28/2030)
$ 11,701 $ 11,700
TOTAL REPURCHASE AGREEMENTS $ 11,700
Total Investments $ 2,222,321
Other Assets and Liabilities -  (1.54)% (33,782)
TOTAL NET ASSETS - 100.00% $ 2,188,539
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $30,606 or
1.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $19,673. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $28,921 or 1.32% of net assets.
(j) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $786,395 or 35.93% of net assets.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $50,686 or 2.32% of net assets.
(o) Security purchased on a when-issued basis.
(p) Security is an Interest Only Strip.
(q) Rate shown is the discount rate of the original purchase.
(r) This Senior Floating Rate Note will settle after April 30, 2026, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.
(t) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$268 or 0.01% of net assets.
(u) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $421 or 0.02% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 136,493 $ 1,111,069 $ 1,140,629 $ 106,933
$ 136,493 $ 1,111,069 $ 1,140,629 $ 106,933
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,229 $ — $ — $ —
$ 1,229 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 239 0.01%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020-10/10/2025 14,671 — 0.00%
Specialty Steel   12.00%, 11/15/2033 08/11/2025 34,112 23,442 1.07%
Total $ 23,681 1.08%
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

Credit Default Swaptions
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Citigroup Inc CDX.NA.IG.45 5.00% $ 4,860 70.00% 05/20/2026 $ (7) $ (1) $ 6
Put - 5 Year Credit Default Swap JPMorgan Chase CDX.NA.IG.46 5.00% 3,860 80.00% 05/20/2026 (8) – 8
Total $ (15) $ (1) $ 14
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; June 2026 Short 45 $ 4,977 $ 117
US 10 Year Treasury Note; June 2026 Long 49 5,419 (121)
US 10 Year Treasury Ultra Note; June 2026 Long 37 4,176 (113)
US 2 Year Treasury Note; June 2026 Long 105 21,748 (11)
US 5 Year Treasury  Note; June 2026 Short 175 18,871 282
US Long Bond; June 2026 Short 16 1,806 23
US Ultra Bond; June 2026 Short 1 115 2
Total $ 179
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 05/20/2026 EUR 1,265 $ 1,496 $ 3 $ (13)
Bank of New York Mellon 05/20/2026 $ 4,565 EUR 3,849 44 —
Citigroup Inc 05/21/2026 $ 3,493 CZK 72,825 — (14)
Citigroup Inc 07/30/2026 TRY 79,475 $ 1,619 1 —
Goldman Sachs & Co 05/21/2026 HUF 236,775 $ 752 11 —
HSBC Securities Inc 05/14/2026 EUR 3,575 $ 4,186 12 —
HSBC Securities Inc 05/14/2026 $ 16,982 EUR 14,473 — (11)
HSBC Securities Inc 05/21/2026 EUR 5,238 $ 6,214 — (63)
HSBC Securities Inc 05/21/2026 PEN 3,925 $ 1,139 — (21)
HSBC Securities Inc 05/21/2026 $ 8,934 MXN 156,000 26 (10)
HSBC Securities Inc 05/21/2026 $ 7,832 COP 28,437,904 48 (6)
HSBC Securities Inc 05/21/2026 $ 4,707 PEN 15,925 172 —
HSBC Securities Inc 05/21/2026 $ 1,131 ZAR 18,750 6 —
HSBC Securities Inc 05/21/2026 $ 4,250 PLN 15,475 — (20)
HSBC Securities Inc 05/21/2026 $ 10,484 EUR 8,950 — (28)
JPMorgan Chase 05/14/2026 $ 7,236 EUR 6,152 13 —
JPMorgan Chase 05/21/2026 EUR 9,138 $ 10,812 — (80)
JPMorgan Chase 05/21/2026 $ 33 ZAR 550 — —
JPMorgan Chase 05/21/2026 $ 20,382 EUR 17,398 — (52)
JPMorgan Chase 07/06/2026 $ 3,031 EGP 166,900 15 (5)
JPMorgan Chase 07/30/2026 TRY 254,925 $ 5,176 22 —
Morgan Stanley & Co 05/29/2026 EUR 184 $ 215 1 —
Morgan Stanley & Co 05/29/2026 $ 571 EUR 488 — (2)
Total $ 374 $ (325)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 $ 1,130 $ (70) $ (42) $ — $ (112)
Goldman Sachs & Co CMBX.11.BBB- N/A (3.00)% Monthly 11/18/2054 650 81 (4) 76 —
Goldman Sachs & Co CMBX.18.BBB- N/A (3.00)% Monthly 12/17/2057 670 51 2 53 —
Goldman Sachs & Co CMBX.18.BBB- N/A (3.00)% Monthly 12/17/2057 489 30 8 38 —
Goldman Sachs & Co CMBX.6.BBB- N/A (3.00)% Monthly 05/11/2063 104 14 11 25 —
Goldman Sachs & Co CMBX.NA.11.AA N/A (1.50)% Monthly 11/18/2054 1,000 16 (12) 4 —
Goldman Sachs & Co CMBX.NA.13.AA N/A (1.50)% Monthly 12/16/2072 2,000 75 (50) 25 —
Goldman Sachs & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 80 (39) 41 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 151 (1) 150 —
Morgan Stanley & Co CMBX.18.BBB- N/A (3.00)% Monthly 12/17/2057 489 33 5 38 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 62 (21) 41 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 440 25 (7) 18 —

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 $ 277 $ 6 $ 10 $ 16 $ —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 68 6 75 —
Total $ 622 $ (134) $ 600 $ (112)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Bank of America NA ITRX.FIN.SNR.44  12-
100% Index Tranche
(d)
N/A 1.00% Quarterly 12/20/2030 EUR 3,350 $ 120 $ 2 $ 122 $ —
Bank of America NA ITRX.XOVER.42  12-
100% Index Tranche
(d)
N/A 1.00% Quarterly 12/20/2029 7,340 198 41 239 —
BNP Paribas ITRX.FIN.SNR.44  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2030 2,100 457 (9) 448 —
Goldman Sachs & Co CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 1,730 215 33 248 —
Goldman Sachs & Co CDX.NA.HY.43  15-25%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 250 (10) 35 25 —
Goldman Sachs & Co CDX.NA.HY.43  25-35%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 250 18 18 36 —
Goldman Sachs & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 1,997 (32) 34 2 —
JPMorgan Chase CDX.NA.HY.45  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2030 1,350 252 — 252 —
Morgan Stanley & Co CDX.NA.HY.43  25-35%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 376 50 4 54 —
Morgan Stanley & Co CMBX.17.BBB- N/A 3.00% Monthly 12/15/2056 376 (49) (4) — (53)
Morgan Stanley & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 879 (12) 13 1 —
Total $ 1,207 $ 167 $ 1,427 $ (53)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.45 N/A (1.00)% Quarterly 12/20/2030 $ 3,240 $ (62) $ (6) $ (68)
CDX.NA.IG.46 N/A (1.00)% Quarterly 06/20/2031 10,357 (171) (46) (217)
ITRX.EUROPE.42 N/A (1.00)% Quarterly 12/20/2029 EUR 4,400 (67) (36) (103)
ITRX.FIN.SNR.44 N/A (1.00)% Quarterly 12/20/2030 2,010 (45) (2) (47)
ITRX.FIN.SNR.44 N/A (1.00)% Quarterly 12/20/2030 9,222 (188) (21) (209)
ITRX.FIN.SNR.44 N/A (5.00)% Quarterly 12/20/2030 930 (114) 7 (107)
Total $ (647) $ (104) $ (751)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $7,208 and 12,790 EUR.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(d) A credit default tranche is a type of credit default swap that allows an investor to gain exposure to a particular portion of the loss distribution on a specified credit index.
Tranches are defined by attachment and detachment points that specify the range of exposure to which an investor is receiving or providing protection with respect to the specified credit index.

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
17.95%, 06/25/2032
Annual 06/25/2032 NGN 1,175,000 $ — $ 36 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
18.5%, 02/25/2031
Annual 02/25/2031 1,430,000 — — (4)
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
05/05/2026
Annual 05/07/2026 446,925 — 41 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Annual 12/20/2027 ZMW 14,290 — 311 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
06/02/2026
Annual 06/02/2026 NGN 700,000 — 1 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
07/28/2026
Annual 07/28/2026 335,000 — 11 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/04/2026
Annual 08/04/2026 612,000 — 7 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/25/2026
Annual 08/25/2026 2,100,000 — 2 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/08/2026
Annual 09/08/2026 780,000 — — (3)
Total $ — $ 409 $ (7)
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.20)%
Principal Amount
(000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.20)%
4.50%, 05/01/2056 $ 4,500 $ 4,328
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $4,380) $ 4,328
TOTAL SHORT SALES (proceeds $4,380) $ 4,328

Schedule of Investments
Diversified International Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.58% Shares Held Value (000's)
Money Market Funds - 3.58%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
241,521 $ 241
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
36,102,530 36,103
$ 36,344
TOTAL INVESTMENT COMPANIES $ 36,344
COMMON STOCKS - 98.04% Shares Held Value (000's)
Aerospace & Defense - 2.43%
Airbus SE 30,072 $ 6,199
BAE Systems PLC 643,317 17,893
CSG NV
(d)
25,854 560
$ 24,652
Agriculture - 1.35%
British American Tobacco PLC 233,594 13,757
Airlines - 0.85%
Ryanair Holdings PLC 327,463 8,592
Apparel - 1.89%
Gildan Activewear Inc 103,200 6,405
Kering SA 15,004 4,128
PRADA SpA 713,400 3,179
Samsonite Group SA
(e)
2,964,500 5,428
$ 19,140
Automobile Manufacturers - 2.01%
Daimler Truck Holding AG 275,750 13,908
Toyota Motor Corp 336,700 6,463
$ 20,371
Banks - 12.96%
AIB Group PLC 1,514,052 17,452
Credicorp Ltd 36,918 11,968
DBS Group Holdings Ltd 276,160 12,734
Erste Group Bank AG 132,064 14,593
FinecoBank Banca Fineco SpA 169,667 4,212
HDFC Bank Ltd ADR 431,067 10,953
National Bank of Greece SA 704,124 11,159
NatWest Group PLC 1,302,813 10,391
Nordea Bank Abp 194,962 3,655
Piraeus Bank SA
(d)
562,380 5,324
PT Bank Central Asia Tbk 7,881,570 2,672
Societe Generale SA 82,785 6,664
Swedbank AB 98,662 3,488
UniCredit SpA 210,834 16,294
$ 131,559
Beverages - 0.71%
Arca Continental SAB de CV 301,400 3,623
Carlsberg AS 26,446 3,583
$ 7,206
Biotechnology - 1.34%
Argenx SE
(d)
17,343 13,601
Building Materials - 2.22%
CRH PLC 42,964 5,088
Mitsubishi Electric Corp 435,000 17,457
$ 22,545
Commercial Services - 2.27%
Elis SA 248,097 7,666
Localiza Rent a Car SA 417,787 3,901
Sunbelt Rentals Holdings Inc 152,325 11,450
$ 23,017
Computers - 1.65%
Fujitsu Ltd 833,100 16,721
Cosmetics & Personal Care - 2.49%
Haleon PLC 3,598,057 16,615
L'Oreal SA 12,076 5,201
Unilever PLC 60,134 3,507
$ 25,323
Distribution & Wholesale - 1.07%
Rexel SA 256,357 10,842
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.42%
Banco BTG Pactual SA 353,600 $ 4,244
Electronics - 2.16%
Halma PLC 66,858 4,023
Hoya Corp 95,660 17,864
$ 21,887
Engineering & Construction - 2.28%
Kajima Corp 162,500 6,351
Obayashi Corp 438,000 10,298
Stantec Inc 71,500 6,530
$ 23,179
Entertainment - 1.27%
Entain PLC 1,246,303 9,199
Universal Music Group NV 174,038 3,649
$ 12,848
Food - 1.17%
Danone SA 42,013 3,291
Tesco PLC 752,230 4,928
Toyo Suisan Kaisha Ltd 53,200 3,654
$ 11,873
Forest Products & Paper - 0.84%
Suzano SA 961,500 8,540
Healthcare - Products - 1.35%
Alcon AG 67,067 5,007
Medtronic PLC 48,736 3,946
Smith & Nephew PLC 309,034 4,782
$ 13,735
Healthcare - Services - 0.65%
ICON PLC
(d)
55,703 6,591
Insurance - 6.82%
AIA Group Ltd 2,142,000 23,516
ASR Nederland NV 44,908 3,411
Fairfax Financial Holdings Ltd 3,527 6,104
Hannover Rueck SE 28,956 8,749
Sompo Holdings Inc 374,800 13,948
Tokio Marine Holdings Inc 294,400 13,483
$ 69,211
Internet - 5.84%
Scout24 SE
(e)
50,249 4,184
Spotify Technology SA
(d)
22,540 10,065
Tencent Holdings Ltd 445,200 27,038
Trip.com Group Ltd
(d)
246,050 13,287
Wix.com Ltd
(d),(f)
63,345 4,731
$ 59,305
Investment Companies - 0.40%
Rosebank Industries PLC
(d)
803,843 4,054
Iron & Steel - 1.19%
Vale SA 733,100 12,039
Lodging - 1.63%
Galaxy Entertainment Group Ltd 2,130,000 9,087
InterContinental Hotels Group PLC 52,102 7,450
$ 16,537
Machinery - Construction & Mining - 1.09%
Komatsu Ltd 186,900 8,003
Weir Group PLC/The 84,056 3,046
$ 11,049
Machinery - Diversified - 1.69%
Atlas Copco AB - A Shares 455,307 8,750
Keyence Corp 18,432 8,454
$ 17,204
Metal Fabrication & Hardware - 0.42%
APL Apollo Tubes Ltd 209,605 4,227
Mining - 4.26%
Agnico Eagle Mines Ltd 12,100 2,276
Impala Platinum Holdings Ltd 493,484 6,917
Sandfire Resources Ltd
(d)
610,520 7,376
Teck Resources Ltd 456,205 26,633
$ 43,202

Schedule of Investments
Diversified International Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .17%
ARC Resources Ltd 105,500 $ 2,503
BP PLC 1,264,345 10,008
Canadian Natural Resources Ltd 90,631 4,326
Suncor Energy Inc 371,745 25,474
$ 42,311
Packaging & Containers - 0.52%
Toyo Seikan Group Holdings Ltd 256,500 5,320
Pharmaceuticals - 3.09%
Ascendis Pharma A/S
(d)
19,682 4,515
AstraZeneca PLC 127,231 24,138
Zealand Pharma A/S
(d)
57,051 2,698
$ 31,351
Pipelines - 1.54%
Gaztransport Et Technigaz SA 48,509 11,802
Gibson Energy Inc 174,300 3,817
$ 15,619
Private Equity - 0.64%
3i Group PLC 187,382 6,517
Retail - 2.88%
Cie Financiere Richemont SA 39,535 7,588
Industria de Diseno Textil SA 79,466 4,756
Yum China Holdings Inc 345,431 16,903
$ 29,247
Semiconductors - 14.42%
ASM International NV 4,263 4,170
ASML Holding NV 23,885 34,527
Samsung Electronics Co Ltd 274,377 41,318
Taiwan Semiconductor Manufacturing Co Ltd 956,544 66,405
$ 146,420
Software - 1.96%
Nemetschek SE 47,016 3,412
Nice Ltd ADR
(d)
97,779 9,976
Sage Group PLC/The 550,024 6,560
$ 19,948
Telecommunications - 1 .23%
Deutsche Telekom AG 166,317 5,372
Zegona Communications plc 299,602 7,153
$ 12,525
Toys, Games & Hobbies - 0.87%
Nintendo Co Ltd 181,400 8,874
TOTAL COMMON STOCKS $ 995,183
PREFERRED STOCKS - 0.03% Shares Held Value (000's)
Commercial Services - 0.03%
Localiza Rent a Car SA 0.00%
(d)
29,779 $ 266
TOTAL PREFERRED STOCKS $ 266
Total Investments $ 1,031,793
Other Assets and Liabilities -  (1.65)% (16,725)
TOTAL NET ASSETS - 100.00% $ 1,015,068
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,762 or
0.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,612 or 0.95% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,638 or 0.36% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 4,062 $ 390,094 $ 358,053 $ 36,103
$ 4,062 $ 390,094 $ 358,053 $ 36,103
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 160 $ — $ — $ —
$ 160 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .65 % Shares Held Value (000's)
Money Market Funds - 0 .65%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
53,151,925 $ 53,152
TOTAL INVESTMENT COMPANIES $ 53,152
COMMON STOCKS - 99 .32 % Shares Held Value (000's)
Advertising - 1 .64%
Omnicom Group Inc 754,437 $ 57,880
Publicis Groupe SA ADR 3,219,267 75,267
$ 133,147
Automobile Manufacturers - 4 .74%
Cummins Inc 303,789 203,845
PACCAR Inc 1,525,956 181,284
$ 385,129
Banks - 10 .80%
Bank of America Corp 3,188,232 170,443
Citigroup Inc 305,813 39,138
JPMorgan Chase & Co 774,064 242,460
Morgan Stanley 1,186,743 226,181
PNC Financial Services Group Inc/The 898,421 200,348
$ 878,570
Beverages - 2 .47%
Coca-Cola Co/The 2,550,584 200,884
Biotechnology - 1 .99%
Corteva Inc 1,999,031 161,941
Building Materials - 3 .07%
Carrier Global Corp 642,152 43,134
Trane Technologies PLC 419,950 206,842
$ 249,976
Chemicals - 0 .68%
Air Products and Chemicals Inc 184,881 55,474
Computers - 2 .35%
Apple Inc 703,899 191,003
Cosmetics & Personal Care - 1 .62%
Procter & Gamble Co/The 896,201 131,822
Diversified Financial Services - 3 .13%
Blackrock Inc 160,005 170,501
Nasdaq Inc 914,993 84,097
$ 254,598
Electric - 4 .55%
NextEra Energy Inc 1,448,898 141,818
Sempra 653,150 62,128
WEC Energy Group Inc 699,126 82,455
Xcel Energy Inc 1,004,667 83,337
$ 369,738
Healthcare - Products - 2 .42%
Abbott Laboratories 1,247,748 113,283
STERIS PLC 386,852 83,901
$ 197,184
Healthcare - Services - 2 .44%
HCA Healthcare Inc 275,145 119,537
UnitedHealth Group Inc 212,246 78,633
$ 198,170
Home Builders - 2 .75%
DR Horton Inc 1,453,063 223,568
Insurance - 3 .54%
Chubb Ltd 611,614 199,998
Fidelity National Financial Inc 1,678,816 87,802
$ 287,800
Internet - 4 .61%
Alphabet Inc - A Shares 974,198 374,871
Iron & Steel - 1 .62%
Reliance Inc 363,877 131,905
Lodging - 2 .38%
Hilton Worldwide Holdings Inc 597,025 193,478
Machinery - Diversified - 2 .13%
Deere & Co 293,623 173,199
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .17%
Comcast Corp - Class A 520,356 $ 14,070
Miscellaneous Manufacturers - 2 .21%
Parker-Hannifin Corp 197,384 179,505
Oil & Gas - 5 .14%
Chevron Corp 525,912 101,664
EOG Resources Inc 1,044,923 146,885
Marathon Petroleum Corp 682,576 169,477
$ 418,026
Pharmaceuticals - 5 .93%
AstraZeneca PLC 431,524 80,855
Eli Lilly & Co 76,260 71,272
Merck & Co Inc 1,445,919 157,865
Novartis AG ADR 945,091 139,732
Roche Holding AG ADR 645,414 32,839
$ 482,563
Pipelines - 1 .86%
Enterprise Products Partners LP 3,912,507 151,414
Private Equity - 2 .48%
KKR & Co Inc 1,935,908 201,993
REITs - 3 .16%
Equity LifeStyle Properties Inc 1,540,077 97,472
Prologis Inc 818,606 116,258
Realty Income Corp 676,166 43,437
$ 257,167
Retail - 5 .19%
Costco Wholesale Corp 244,714 248,270
Starbucks Corp 917,510 96,641
Williams-Sonoma Inc 427,494 77,466
$ 422,377
Semiconductors - 7 .12%
Broadcom Inc 434,922 181,549
Monolithic Power Systems Inc 90,713 146,448
Taiwan Semiconductor Manufacturing Co Ltd ADR 632,916 250,673
$ 578,670
Software - 3 .31%
Microsoft Corp 333,477 135,985
Salesforce Inc 283,579 50,060
SAP SE ADR 490,054 83,060
$ 269,105
Telecommunications - 2 .62%
Motorola Solutions Inc 86,387 37,927
T-Mobile US Inc 894,175 174,811
$ 212,738
Transportation - 1 .20%
Expeditors International of Washington Inc 659,952 97,600
TOTAL COMMON STOCKS $ 8,077,685
Total Investments $ 8,130,837
Other Assets and Liabilities -  0.03% 2,120
TOTAL NET ASSETS - 100.00% $ 8,132,957
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
Equity Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 37,248 $ 1,936,454 $ 1,920,550 $ 53,152
$ 37,248 $ 1,936,454 $ 1,920,550 $ 53,152
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,456 $ — $ — $ —
$ 1,456 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 15.01% Shares Held Value (000's)
Money Market Funds - 15.01%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
892,843 $ 893
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
148,422,493 148,422
$ 149,315
TOTAL INVESTMENT COMPANIES $ 149,315
BONDS - 85.02%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.88%
Czechoslovak Group AS
6.50%, 01/10/2031
(d)
$ 4,675 $ 4,804
6.50%, 01/10/2031 3,800 3,904
$ 8,708
Banks - 7.73%
Ardshinbank CJSC Via Dilijan Finance BV
6.60%, 01/22/2031
(d)
2,650 2,662
Banco Nacional de Mexico SA
6.70%, 08/07/2036
(d),(e),(f),(g)
5,200 5,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(f),(g)
2,800 2,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
7.63%, 02/11/2035
(d),(f),(g)
6,350 6,615
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
7.63%, 02/11/2035
(f),(g)
1,500 1,563
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BOI Finance BV
7.50%, 02/16/2027 EUR 8,380 10,022
BSF Finance
5.76%, 09/03/2035
(f)
$ 7,525 7,390
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Ipoteka-Bank ATIB
6.45%, 10/09/2030 2,575 2,584
Mizrahi Tefahot Bank Ltd
5.84%, 04/15/2036
(d),(f),(g)
8,225 8,287
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%
National Bank of Uzbekistan
7.20%, 07/17/2030 2,825 2,939
8.50%, 07/05/2029 4,575 4,901
Riyad Sukuk Ltd
6.21%, 07/14/2035
(f)
6,250 6,272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Saudi Awwal Bank
5.95%, 09/04/2035
(f)
6,750 6,721
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
SNB Sukuk Ltd
5.94%, 07/18/2036
(f)
5,850 5,861
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
Standard Chartered PLC
7.63%, 01/16/2032
(d),(f),(g),(h),(i)
2,925 3,086
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
$ 76,858
Building Materials - 0.87%
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.75%, 05/21/2030 2,625 2,782
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 5,825 5,876
$ 8,658
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 1.65%
Braskem Idesa SAPI
0.00%, 11/15/2029
(j)
$ 5,700 $ 3,996
0.00%, 02/20/2032
(j)
2,775 1,950
Dangote Fertiliser Ltd
7.75%, 05/05/2031
(d),(e)
7,475 7,550
Sasol Financing USA LLC
8.75%, 04/10/2033
(d)
2,750 2,904
$ 16,400
Commercial Services - 0.54%
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 5,175 5,342
Diversified Financial Services - 0.20%
Kona Spc Ltd
4.97%, 12/29/2026
(d),(k)
EUR 1,700 1,967
12 Month Euro Interbank Offered Rate +
2.70%
Electric - 3.00%
Comision Federal de Electricidad
5.00%, 09/29/2036 $ 2,115 1,993
Eastern European Electric Co BV
6.50%, 05/15/2030
(d)
EUR 2,050 2,483
6.50%, 05/15/2030 1,725 2,090
Energo - Pro as
6.45%, 04/15/2031 3,625 4,198
8.00%, 05/27/2030 950 1,164
8.00%, 05/27/2030
(d)
4,250 5,208
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(d)
$ 2,947 3,049
Saavi Energia Sarl
8.88%, 02/10/2035
(d)
8,650 9,621
$ 29,806
Energy - Alternate Sources - 0.43%
FS Luxembourg Sarl
8.63%, 06/25/2033
(d),(i)
2,300 2,254
8.63%, 06/25/2033 2,100 2,058
$ 4,312
Engineering & Construction - 3.06%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners C olombia SAS
7.88%, 02/03/2030 950 972
7.88%, 02/03/2030
(d),(i)
5,775 5,907
HTA Group Ltd/Mauritius
6.75%, 04/01/2031
(d)
3,975 4,036
7.50%, 06/04/2029
(d)
3,525 3,629
7.50%, 06/04/2029 3,050 3,140
IHS Holding Ltd
7.88%, 05/29/2030
(d)
4,225 4,351
7.88%, 05/29/2030 2,450 2,523
IHS Netherlands Holdco BV
8.00%, 09/18/2027
(i)
3,558 3,552
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(d)
2,325 2,357
$ 30,467
Food - 1.06%
Grupo Nutresa SA
7.88%, 10/21/2031
(d),(f),(h)
5,050 5,037
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
8.00%, 05/12/2030
(d)
5,225 5,511
$ 10,548
Iron & Steel - 0.55%
Samarco Mineracao SA
4.00%, PIK 5.00%; 06/30/2031
(l),(m)
5,475 5,493
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(j),(k)
200 —
$ 5,493

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.31%
Gohl Capital Holdings Ltd
7.63%, 10/29/2031
(f),(h)
$ 3,075 $ 3,051
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.71%
Mining - 3.26%
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(d)
7,175 7,315
7.88%, 01/23/2030 1,900 1,937
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(d)
5,350 5,624
10.88%, 09/17/2029 4,675 4,968
WE Soda Investments Holding PLC
9.38%, 02/14/2031 5,150 5,118
9.50%, 10/06/2028 3,750 3,787
9.50%, 10/06/2028
(d)
3,675 3,711
$ 32,460
Oil & Gas - 8.73%
Azule Energy Finance Plc
8.13%, 01/23/2030
(d)
5,050 5,197
8.13%, 01/23/2030 875 900
8.25%, 01/22/2031
(d)
4,725 4,869
Energean Israel Finance Ltd
5.38%, 03/30/2028
(d),(i)
4,750 4,672
Energean PLC
5.63%, 05/12/2031
(d)
EUR 2,450 2,832
Kosmos Energy Ltd
7.50%, 03/01/2028 $ 4,050 3,977
Leviathan Bond Ltd
6.50%, 06/30/2027
(d)
7,650 7,677
Petroleos de Venezuela SA
0.00%, 05/16/2024
(j)
42,350 16,618
0.00%, 11/15/2026
(j)
7,125 2,814
Petroleos Mexicanos
5.95%, 01/28/2031 3,025 2,959
6.70%, 02/16/2032 5,675 5,693
6.84%, 01/23/2030 5,055 5,146
Puma International Financing SA
7.75%, 04/25/2029
(d)
5,225 5,368
7.75%, 04/25/2029 1,125 1,156
Sonangol Finance Ltd
10.00%, 01/29/2031
(d),(i)
9,500 9,695
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 1,383 1,380
Uzbekneftegaz JSC
8.75%, 05/07/2030
(d),(i)
3,725 4,003
8.75%, 05/07/2030 1,775 1,907
$ 86,863
Oil & Gas Services - 0.59%
Yinson Boronia Production BV
8.95%, 07/31/2042 5,294 5,839
Pipelines - 1.22%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 5,969 6,104
Golar LNG Ltd
7.50%, 10/02/2030
(d)
4,475 4,586
Transportadora de Gas del Sur SA
8.50%, 07/24/2031 1,400 1,482
$ 12,172
Real Estate - 1.35%
Aldar Properties PJSC
5.88%, 04/14/2056
(d),(f)
8,825 8,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
Mobiliare Latam SA / Mobiliare Latam Mexico SA
de CV
6.75%, 11/10/2032
(d)
3,875 3,887
6.75%, 11/10/2032 1,250 1,254
$ 13,465
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority - 1.52%
Province of Santa Fe
8.10%, 12/11/2034
(d)
$ 4,325 $ 4,239
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(l)
7,960 6,133
Provincia de Cordoba
8.60%, 02/03/2035
(d)
4,875 4,710
$ 15,082
REITs - 0.19%
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(l)
1,875 1,885
Sovereign - 41.91%
Angolan Government International Bond
8.00%, 11/26/2029 4,150 4,237
8.25%, 05/09/2028 1,689 1,731
9.38%, 03/31/2033
(d)
6,300 6,663
Argentine Republic Government International Bond
0.75%, 07/09/2030
(l)
6,264 5,387
Bahamas Government International Bond
8.25%, 06/24/2036
(d)
1,125 1,251
8.25%, 06/24/2036 1,350 1,502
Benin Sukuk SA
6.20%, 01/29/2033 2,000 1,897
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 50,754 10,006
9.76%, 01/01/2033 58,830 10,028
9.76%, 01/01/2035 62,518 10,343
Brazilian Government International Bond
4.88%, 04/23/2033 EUR 3,325 3,863
5.50%, 04/23/2036 3,450 4,044
Chile Government International Bond
2.75%, 01/31/2027 $ 2,950 2,914
3.24%, 02/06/2028 14,700 14,408
Colombian TES
11.00%, 08/22/2029 COP 37,661,500 9,556
13.25%, 02/09/2033 50,347,700 13,338
Czech Republic Government Bond
3.60%, 06/03/2036 CZK 447,250 19,388
DRC International Bond
8.75%, 04/16/2032
(d)
$ 600 612
Eagle Funding Luxco Sarl
5.50%, 08/17/2030 13,325 13,428
Ecuador Government International Bond
0.00%, 07/31/2030
(j)
4,478 3,833
6.90%, 07/31/2035
(l)
3,238 2,987
8.75%, 01/29/2034
(d)
3,950 4,029
Egypt Government Bond
22.42%, 01/06/2028 EGP 126,300 2,330
24.46%, 10/01/2027 155,400 2,856
25.32%, 08/13/2027 162,225 3,034
Egypt Treasury Bills
20.25%, 10/27/2026
(n)
145,000 2,422
21.04%, 09/22/2026
(n)
75,000 1,278
21.07%, 09/08/2026
(n)
138,900 2,393
21.32%, 08/25/2026
(n)
109,400 1,901
23.40%, 05/19/2026
(n)
329,600 6,091
Ghana Government International Bond
0.00%, 01/03/2030
(d),(j)
$ 3,017 2,658
0.00%, 01/03/2030
(j)
4,873 4,292
5.00%, 07/03/2029
(d),(l)
5,491 5,369
5.00%, 07/03/2029 1,094 1,070
Hungary Government Bond
4.50%, 03/23/2028 HUF 4,855,400 15,259
7.00%, 10/24/2035 3,540,600 12,218
Israel Government International Bond
5.00%, 01/13/2036 $ 4,600 4,464

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Lebanon Government International Bond
0.00%, 10/04/2022
(j)
$ 2,150 $ 538
0.00%, 11/04/2024
(j)
750 189
0.00%, 03/20/2028
(j)
4,250 1,078
0.00%, 05/17/2033
(j)
3,200 839
Malaysia Government Bond
3.58%, 07/15/2032 MYR 60,525 15,338
Mexican Bonos
8.50%, 11/18/2038 MXN 264,370 14,001
Mexican Udibonos
2.75%, 11/27/2031 84,602 4,414
4.00%, 08/24/2034 63,914 3,489
Mexico Government International Bond
3.75%, 01/11/2028 $ 6,675 6,586
Nigeria Government International Bond
6.13%, 09/28/2028 3,400 3,423
6.50%, 11/28/2027 1,375 1,388
7.14%, 02/23/2030 5,825 6,015
Peru Government Bond
7.60%, 08/12/2039
(d),(i)
PEN 14,125 4,236
Peruvian Government International Bond
4.13%, 08/25/2027 $ 3,800 3,798
6.85%, 08/12/2035
(d)
PEN 42,875 12,740
6.90%, 08/12/2037 41,150 11,876
Republic of Cameroon International Bond
8.88%, 01/30/2033 $ 5,575 5,448
9.50%, 07/31/2031 775 783
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 57,188 14,401
5.00%, 10/25/2035 27,300 7,121
Republic of Poland Government International Bond
5.50%, 11/16/2027 $ 3,000 3,057
Republic of South Africa Government Bond
8.50%, 01/31/2037 ZAR 115,300 6,657
8.75%, 01/31/2044 64,850 3,670
9.88%, 03/31/2039 45,700 2,862
Romania Government Bond
6.70%, 02/25/2032 RON 41,875 9,201
6.85%, 07/29/2030 58,675 13,178
Romanian Government International Bond
5.63%, 05/30/2037 EUR 6,400 7,119
6.75%, 07/11/2039 1,700 2,019
Turkiye Government Bond
30.08%, 09/12/2029 TRY 365,000 7,100
Ukraine Government International Bond
4.00%, 02/01/2032
(d),(l)
$ 3,161 2,422
4.00%, 02/01/2032
(l)
3,445 2,640
4.50%, 02/01/2034
(d),(l)
2,346 1,439
4.50%, 02/01/2034
(l)
16,065 9,860
Venezuela Government International Bond
0.00%, 05/07/2023
(j)
15,525 7,763
Zambia Government International Bond
5.75%, 06/30/2033
(l)
7,159 7,044
$ 416,812
Supranational Bank - 1.22%
Africa Finance Corp
7.50%, 01/21/2030
(d),(f),(h)
4,625 4,693
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.50%, 01/21/2030
(f),(h)
950 964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 6,500 6,473
$ 12,130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 3.13%
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(d)
$ 2,700 $ 2,720
7.25%, 07/11/2030 1,550 1,561
DB Terra Chile HoldCo SpA
7.95%, 04/20/2031
(d),(i)
3,225 3,202
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(d)
8,425 8,764
Telecom Argentina SA
9.50%, 07/18/2031 1,950 2,084
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(d)
2,650 2,653
7.00%, 10/28/2029 1,250 1,252
Veon Midco BV
3.38%, 11/25/2027 9,106 8,882
$ 31,118
Transportation - 1.62%
Transnet/South Africa
8.25%, 02/06/2028 9,825 10,253
Yinson Bergenia Production BV
8.50%, 01/31/2045
(d)
2,590 2,770
8.50%, 01/31/2045 2,886 3,086
$ 16,109
TOTAL BONDS $ 845,545
CONVERTIBLE BONDS - 0.55%
Principal
Amount (000's) Value (000's)
Chemicals - 0.47%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 4,400 $ 4,660
Oil & Gas - 0.08%
Kosmos Energy Ltd
3.13%, 03/15/2030 925 775
TOTAL CONVERTIBLE BONDS $ 5,435
Total Investments $ 1,000,295
Other Assets and Liabilities -  (0.58)% (5,748)
TOTAL NET ASSETS - 100.00% $ 994,547
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,843 or
1.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $249,448 or 25.08% of net assets.
(e) Security purchased on a when-issued basis.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $27,506 or 2.77% of net assets.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,128 or 1.32% of net assets.
(j) Non-income producing security
(k) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 82,233 $ 662,411 $ 596,222 $ 148,422
$ 82,233 $ 662,411 $ 596,222 $ 148,422
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,611 $ — $ — $ —
$ 1,611 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 05/21/2026 $ 19,933 THB 650,150 $ — $ (43)
Citigroup Inc 07/30/2026 TRY 253,600 $ 5,167 4 —
Goldman Sachs & Co 05/21/2026 CNH 276,700 $ 40,602 — (42)
Goldman Sachs & Co 05/21/2026 HUF 4,259,775 $ 13,530 192 —
HSBC Securities Inc 05/14/2026 EUR 24,735 $ 28,975 71 (3)
HSBC Securities Inc 05/14/2026 $ 53,103 EUR 45,256 — (36)
HSBC Securities Inc 05/21/2026 EUR 16,929 $ 20,086 — (203)
HSBC Securities Inc 05/21/2026 PEN 31,950 $ 9,272 — (173)
HSBC Securities Inc 05/21/2026 $ 32,571 EUR 27,825 — (110)
HSBC Securities Inc 05/21/2026 $ 5,752 PLN 20,925 — (22)
HSBC Securities Inc 05/21/2026 $ 22,470 MXN 392,574 58 (31)
HSBC Securities Inc 05/21/2026 $ 24,367 COP 88,455,593 158 (17)
HSBC Securities Inc 05/21/2026 $ 27,410 PEN 92,725 1,002 —
JPMorgan Chase 05/14/2026 EUR 3,802 $ 4,472 — (8)
JPMorgan Chase 05/14/2026 $ 27,794 EUR 23,637 40 —
JPMorgan Chase 05/21/2026 EUR 29,154 $ 34,498 — (255)
JPMorgan Chase 05/21/2026 ILS 72,175 $ 24,112 386 —
JPMorgan Chase 05/21/2026 $ 23,569 ILS 72,175 — (929)
JPMorgan Chase 05/21/2026 $ 90,874 EUR 77,595 — (265)
JPMorgan Chase 05/21/2026 $ 13,283 ZAR 223,550 — (124)
JPMorgan Chase 05/21/2026 $ 19,888 IDR 345,015,800 — (38)
JPMorgan Chase 07/06/2026 $ 9,664 EGP 532,200 46 (15)
JPMorgan Chase 07/30/2026 TRY 838,775 $ 17,028 75 —
Total $ 2,032 $ (2,314)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/
Sydney, 4.19%,
06/14/2027
1.87% (1.00)% Quarterly 12/20/2028 $ 29,900 $ (489) $ (34) $ — $ (523)
Goldman Sachs & Co Bank of China Ltd/
Sydney, 4.19%,
06/14/2027
1.87% (1.00)% Quarterly 12/20/2028 3,000 (49) (4) — (53)
Goldman Sachs & Co China Construction Bank
Corp/Hong Kong, 4.21%,
07/16/2027
1.95% (1.00)% Quarterly 12/20/2028 29,900 (489) (58) — (547)
Goldman Sachs & Co China Construction Bank
Corp/Hong Kong, 4.21%,
07/16/2027
1.95% (1.00)% Quarterly 12/20/2028 3,000 (49) (6) — (55)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
1.86% (1.00)% Quarterly 12/20/2028 29,900 (489) (31) — (520)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
1.95% (1.00)% Quarterly 12/20/2028 3,000 (49) (6) — (55)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
1.95% (1.00)% Quarterly 12/20/2028 $ 29,900 $ (489) $ (58) $ — $ (547)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
2.08% (1.00)% Quarterly 06/20/2029 3,000 (49) (10) — (59)
Total $ (2,152) $ (207) $ — $ (2,359)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depr eciation) Fair Value
CDX.NA.HY.46 N/A (5.00)% Quarterly 06/20/2031 $ 55,574 $ (2,134) $ (1,818) $ (3,952)
ITRX.XOVER.45 N/A (5.00)% Quarterly 06/20/2031 EUR 72,100 (7,811) 249 (7,562)
Total $ (9,945) $ (1,569) $ (11,514)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums
Paid/(Received)
Fair
Value
1 Day MXN TIIE Banxico Pay 7.12% Monthly Monthly N/A 03/15/2028 MXN 461,250 $ (30) $ (12) $ (42)
3 Month Budapest Interbank Offered Rate Pay 6.95% Semiannual Annual N/A 06/17/2031 HUF 8,604,817 1,252 5 1,257
6 Month Prague Interbank Offered Rate Pay 3.98% Semiannual Annual N/A 03/18/2031 CZK 382,898 (305) (15) (320)
Colombia IBR Overnight Interbank
Reference Rate
Pay 11.09% Quarterly Quarterly N/A 03/18/2028 COP 192,600,000 (1,006) — (1,006)
Colombia IBR Overnight Interbank
Reference Rate
Pay 11.09% Quarterly Quarterly N/A 03/18/2028 30,000,000 (13) (144) (157)
Total $ (102) $ (166) $ (268)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
17.95%, 06/25/2032
Annual 06/25/2032 NGN 3,150,000 $ — $ 97 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
17.95%, 06/25/2032
Annual 06/25/2032 1,220,300 — 6 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
18.5%, 02/25/2031
Annual 02/25/2031 4,100,000 — — (12)
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
05/05/2026
Annual 05/07/2026 1,166,350 — 107 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
08/11/2026
Annual 08/11/2026 1,780,920 — 22 —

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
08/11/2026
Annual 08/11/2026 NGN 2,264,100 $ — $ 54 $ —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Annual 12/20/2027 ZMW 41,050 — 891 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
07/28/2026
Annual 07/28/2026 NGN 968,000 — 33 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/04/2026
Annual 08/04/2026 1,762,000 — 18 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/25/2026
Annual 08/25/2026 5,400,000 — 5 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/08/2026
Annual 09/08/2026 1,850,000 — — (6)
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/15/2026 830,000 — — (4)
Total $ — $ 1,233 $ (22)
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .15 % Shares Held Value (000's)
Money Market Funds - 0 .15%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
3 $ —
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(c)
11,929,089 11,929
$ 11,929
TOTAL INVESTMENT COMPANIES $ 11,929
COMMON STOCKS - 97 .68 % Shares Held Value (000's)
Aerospace & Defense - 2 .15%
CSG NV
(d)
1,245,042 $ 26,965
Korea Aerospace Industries Ltd 155,859 17,856
LIG Defense&Aerospace Co Ltd 191,911 121,742
$ 166,563
Automobile Manufacturers - 1 .33%
BYD Co Ltd 4,555,600 60,600
Mahindra & Mahindra Ltd 1,304,355 42,779
$ 103,379
Automobile Parts & Equipment - 2 .29%
Contemporary Amperex Technology Co Ltd 1,217,162 78,159
Contemporary Amperex Technology Co Ltd 111,400 8,804
Weichai Power Co Ltd 19,706,350 90,668
$ 177,631
Banks - 12 .97%
Asia Commercial Bank JSC 27,790,500 24,857
Credicorp Ltd 329,681 106,873
Grupo Financiero Banorte SAB de CV 8,743,100 95,281
HDFC Bank Ltd 21,281,724 174,065
ICICI Bank Ltd 10,499,933 140,892
IDFC First Bank Ltd 118,668,791 87,551
Piraeus Bank SA
(d)
11,843,962 112,128
Powszechna Kasa Oszczednosci Bank Polski SA 4,476,777 117,272
PT Bank Central Asia Tbk 252,917,900 85,749
Vietnam Technological & Commercial Joint Stock
Bank
46,420,000 59,643
$ 1,004,311
Beverages - 2 .08%
Arca Continental SAB de CV 6,569,100 78,967
Varun Beverages Ltd 15,107,523 82,291
$ 161,258
Biotechnology - 0 .91%
BeOne Medicines Ltd
(d)
1,946,200 44,177
Structure Therapeutics Inc ADR
(d)
625,751 25,938
$ 70,115
Building Materials - 0 .98%
UltraTech Cement Ltd 619,573 76,021
Commercial Services - 1 .34%
JSW Infrastructure Ltd 11,522,791 33,215
Localiza Rent a Car SA 7,563,800 70,631
$ 103,846
Diversified Financial Services - 4 .24%
Bajaj Finance Ltd 7,765,385 77,131
Banco BTG Pactual SA 12,172,250 146,088
Hong Kong Exchanges & Clearing Ltd 1,972,400 105,055
$ 328,274
Electric - 0 .18%
Emirates Central Cooling Systems Corp 32,436,721 13,699
Electrical Components & Equipment - 2 .57%
Delta Electronics Inc 2,837,000 198,946
Electronics - 0 .53%
Voltronic Power Technology Corp 1,645,000 40,877
Food - 0 .52%
BIM Birlesik Magazalar AS 2,452,906 40,298
Healthcare - Products - 0 .44%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 7,965,387 34,224
Healthcare - Services - 0 .86%
Dr Sulaiman Al Habib Medical Services Group Co 1,024,787 66,351
Home Furnishings - 0 .64%
Anker Innovations Technology Co Ltd 2,682,230 49,443
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 4 .01%
AIA Group Ltd 15,680,200 $ 172,149
Bupa Arabia for Cooperative Insurance Co 1,626,648 79,339
Max Financial Services Ltd
(d)
3,542,811 59,327
$ 310,815
Internet - 10 .38%
Alibaba Group Holding Ltd 11,744,024 193,554
Grab Holdings Ltd
(d)
19,150,931 73,157
MercadoLibre Inc
(d)
51,029 91,476
Tencent Holdings Ltd 4,841,100 294,011
Trip.com Group Ltd
(d)
1,819,298 98,240
Vishal Mega Mart Ltd
(d)
41,046,896 53,167
$ 803,605
Iron & Steel - 1 .34%
Severstal PAO
(d)
31,471 —
Vale SA ADR 6,368,525 104,189
$ 104,189
Lodging - 2 .28%
Atour Lifestyle Holdings Ltd ADR 882,979 33,765
H World Group Ltd 14,838,300 76,612
Indian Hotels Co Ltd/The 9,794,288 65,952
$ 176,329
Machinery - Diversified - 0 .85%
WEG SA 7,211,000 65,676
Metal Fabrication & Hardware - 0 .87%
APL Apollo Tubes Ltd 3,332,071 67,189
Mining - 2 .12%
Anglogold Ashanti Plc 621,464 57,752
Polyus PJSC
(d)
3,430 —
Teck Resources Ltd 1,627,032 95,067
Wheaton Precious Metals Corp 88,936 11,247
$ 164,066
Oil & Gas - 3 .26%
ADNOC Drilling Co PJSC 44,954,508 69,275
PRIO SA/Brazil
(d)
5,486,300 73,623
Reliance Industries Ltd 7,230,860 109,666
$ 252,564
Pharmaceuticals - 1 .03%
Caplin Point Laboratories Ltd 22,106 400
Richter Gedeon Nyrt 1,174,862 49,555
Simcere Pharmaceutical Group Ltd
(e)
19,615,000 29,770
$ 79,725
Real Estate - 1 .30%
Aldar Properties PJSC 13,610,155 28,624
China Resources Land Ltd 9,427,500 39,610
Cury Construtora e Incorporadora SA 5,445,900 32,861
$ 101,095
Retail - 2 .21%
BBB Foods Inc
(d)
1,727,102 63,039
Yum China Holdings Inc 2,215,200 108,397
$ 171,436
Semiconductors - 31 .05%
ASML Holding NV - NY Reg Shares 73,271 105,436
MediaTek Inc 649,000 54,179
Samsung Electronics Co Ltd 4,193,388 631,473
SK hynix Inc 383,624 342,104
Taiwan Semiconductor Manufacturing Co Ltd 18,315,685 1,271,509
$ 2,404,701
Software - 0 .86%
NetEase Inc 2,837,925 66,434
Telecommunications - 2 .09%
Accton Technology Corp 1,399,000 102,458
Xiaomi Corp
(d),(e)
15,902,400 59,669
$ 162,127
TOTAL COMMON STOCKS $ 7,565,187

Schedule of Investments
Global Emerging Markets Fund
April 30, 2026 (unaudited)
See accompanying notes.

CONVERTIBLE PREFERRED STOCKS
- 0 .19 % Shares Held Value (000's)
Metal Fabrication & Hardware - 0 .19%
JSW One Platforms Ltd 0.00%
(d),(f),(g)
1,820 $ 14,710
TOTAL CONVERTIBLE PREFERRED STOCKS $ 14,710
PREFERRED STOCKS - 1 .71 % Shares Held Value (000's)
Oil & Gas - 1 .71%
Petroleo Brasileiro SA - Petrobras 1.22% 13,297,100 $ 132,574
TOTAL PREFERRED STOCKS $ 132,574
Total Investments $ 7,724,400
Other Assets and Liabilities -  0.27% 20,653
TOTAL NET ASSETS - 100.00% $ 7,745,053
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $89,439 or 1.15% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 245,061 $ 1,645,425 $ 1,878,557 $ 11,929
$ 245,061 $ 1,645,425 $ 1,878,557 $ 11,929
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,479 $ — $ — $ —
$ 1,479 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
JSW One Platforms Ltd   0.00% 05/08/2025-06/16/2025 $ 11,987 $ 14,710 0.19%
Total $ 14,710 0.19%
Amounts in thousands.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .65 % Shares Held Value (000's)
Money Market Funds - 0 .65%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
11,202,930 $ 11,203
TOTAL INVESTMENT COMPANIES $ 11,203
COMMON STOCKS - 99 .10 % Shares Held Value (000's)
Engineering & Construction - 0 .43%
Keppel Ltd 867,200 $ 7,423
Healthcare - Services - 0 .49%
Chartwell Retirement Residences 531,610 8,430
Lodging - 1 .00%
Hilton Worldwide Holdings Inc 33,758 10,940
Hyatt Hotels Corp 36,724 6,154
$ 17,094
Private Equity - 0 .67%
CapitaLand Investment Ltd/Singapore 5,252,800 11,520
Real Estate - 11 .55%
Castellum AB 1,207,454 15,455
City Developments Ltd 1,334,800 8,591
CTP NV
(c)
503,104 9,510
Fastighets AB Balder
(d)
1,622,241 9,705
Henderson Land Development Co Ltd 2,307,000 9,119
Jones Lang LaSalle Inc
(d)
27,080 8,615
Mitsubishi Estate Co Ltd 1,804,500 51,425
Sumitomo Realty & Development Co Ltd 1,093,900 33,911
Sun Hung Kai Properties Ltd 1,314,000 23,004
Swire Properties Ltd 4,040,000 12,908
TAG Immobilien AG 903,913 15,763
$ 198,006
REITs - 83 .74%
Advance Residence Investment Corp 6,142 6,349
Agree Realty Corp 204,481 15,768
American Healthcare REIT Inc 364,678 18,518
American Homes 4 Rent 1,210,533 38,543
American Tower Corp 79,971 14,611
AvalonBay Communities Inc 243,110 44,489
British Land Co PLC/The 4,256,885 22,525
Brixmor Property Group Inc 436,853 13,145
Canadian Apartment Properties REIT 374,086 10,074
CapitaLand Integrated Commercial Trust 10,042,000 18,703
Centurion Accommodation Reit 5,552,669 4,805
COPT Defense Properties 236,743 7,398
Cousins Properties Inc 557,999 14,290
Curbline Properties Corp 1,082,585 29,879
Digital Realty Trust Inc 193,747 38,931
EastGroup Properties Inc 133,348 26,830
Empire State Realty Trust Inc 812,956 4,528
Equinix Inc 118,838 128,681
Equity LifeStyle Properties Inc 299,499 18,955
Essex Property Trust Inc 137,573 36,211
Extra Space Storage Inc 446,198 63,954
Gaming and Leisure Properties Inc 427,895 20,736
GLP J-Reit 7,583 6,572
Goodman Group 3,130,132 67,816
Healthpeak Properties Inc 1,201,638 19,430
Invincible Investment Corp 12,918 5,083
Invitation Homes Inc 826,396 23,775
Iron Mountain Inc 189,124 23,828
Janus Living Inc 314,858 8,262
Japan Metropolitan Fund Invest 14,051 10,413
Keppel DC REIT 3,827,971 7,085
Keppel REIT 96,355 68
Kilroy Realty Corp 295,341 9,823
Klepierre SA 344,542 13,960
Link REIT 3,199,500 16,110
Merlin Properties Socimi SA 1,322,719 23,131
Mitsui Fudosan Accommodations Fund Inc 5,334 4,456
Nippon Building Fund Inc 12,409 10,421
Nippon Prologis REIT Inc 15,160 8,682
Prologis Inc 556,696 79,062
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Prologis Property Mexico SA de CV 960,046 $ 4,397
Regency Centers Corp 543,741 42,330
Rexford Industrial Realty Inc 710,189 25,489
Ryman Hospitality Properties Inc 112,462 11,819
Sabra Health Care REIT Inc 1,345,502 27,798
Safestore Holdings PLC 1,416,627 12,950
Saul Centers Inc 56,148 1,933
SBA Communications Corp 19,438 4,300
Scentre Group 7,076,272 19,015
Sekisui House Reit Inc 13,881 7,552
Simon Property Group Inc 126,179 25,704
Stockland 3,640,379 10,676
Terreno Realty Corp 125,698 8,195
Unibail-Rodamco-Westfield
(d)
475,456 57,724
Ventas Inc 915,622 80,447
Vornado Realty Trust 365,297 10,919
Warehouses De Pauw CVA 638,103 16,772
Welltower Inc 606,695 131,859
$ 1,435,779
Telecommunications - 1 .00%
NEXTDC Ltd
(d)
1,650,776 17,135
Transportation - 0 .22%
East Japan Railway Co 173,800 3,794
TOTAL COMMON STOCKS $ 1,699,181
Total Investments $ 1,710,384
Other Assets and Liabilities -  0.25% 4,272
TOTAL NET ASSETS - 100.00% $ 1,714,656
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,510 or 0.55% of net assets.
(d) Non-income producing security

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 20,825 $ 185,870 $ 195,492 $ 11,203
$ 20,825 $ 185,870 $ 195,492 $ 11,203
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 281 $ — $ — $ —
$ 281 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .34 % Shares Held Value (000's)
Money Market Funds - 1 .34%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
7,789,496 $ 7,789
TOTAL INVESTMENT COMPANIES $ 7,789
BONDS - 16 .15%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2 .99%
BofA Auto Trust 2025-1
4.19%, 11/22/2027
(c)
$ 589 $ 589
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Capital One Prime Auto Receivables Trust 2025-1
3.88%, 01/16/2029 1,986 1,985
Drive Auto Receivables Trust 2025-1
4.87%, 08/15/2028 801 802
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 1,002 1,002
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 3,468 3,474
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 3,279 3,282
Wheels Fleet Lease Funding 1 LLC
4.33%, 01/18/2040
(c)
6,248 6,259
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 17,393
Mortgage Backed Securities - 9 .54%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(d)
1,770 1,763
CSMC Trust 2015-1
3.88%, 01/25/2045
(c),(d)
1,886 1,824
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,123 145
Fannie Mae REMICS
2.05%, 06/25/2045
(e)
2,947 218
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.24%, 09/25/2046
(e)
8,936 917
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.24%, 10/25/2049
(e)
9,670 1,146
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.24%, 05/25/2050
(e)
10,336 1,128
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.29%, 08/25/2049
(e)
15,151 1,602
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.29%, 09/25/2049
(e)
4,332 516
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.29%, 11/25/2049
(e)
7,207 754
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.31%, 06/25/2050
(e)
6,913 768
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
2.39%, 09/25/2047
(e)
13,732 1,493
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.50%, 02/25/2028
(e)
626 10
2.94%, 12/25/2042
(e)
5,295 684
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 07/25/2032
(e)
1,866 88
3.00%, 10/25/2040
(e)
423 5
3.00%, 04/25/2042 197 196
3.00%, 05/25/2048 636 562
3.00%, 01/25/2051
(e)
10,022 1,758
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
3.50%, 02/25/2036
(e)
$ 1,436 $ 100
3.50%, 02/25/2043
(e)
146 2
3.50%, 02/25/2043 60 60
3.50%, 07/25/2043
(e)
1,866 96
7.00%, 04/25/2032 157 162
Freddie Mac REMICS
2.29%, 09/25/2049
(e)
13,558 1,444
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.29%, 10/25/2049
(e)
10,904 1,168
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.29%, 11/25/2049
(e)
4,854 509
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.29%, 03/25/2050
(e)
8,002 875
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.34%, 08/25/2050
(e)
6,727 840
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 684 634
4.00%, 11/15/2042
(e)
963 125
6.50%, 08/15/2027 3 3
Ginnie Mae
2.32%, 03/20/2044
(e)
3,501 374
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.32%, 06/20/2046
(e)
1,619 181
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.32%, 08/20/2047
(e)
8,600 979
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.42%, 10/20/2045
(e)
3,639 408
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.42%, 11/20/2047
(e)
2,706 322
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.52%, 08/20/2050
(e)
9,608 1,236
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.52%, 07/20/2051
(e)
6,791 873
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.52%, 08/20/2051
(e)
8,288 1,022
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.61%, 09/20/2050
(e)
6,006 838
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
3.00%, 07/20/2050
(e)
5,534 868
3.00%, 11/20/2050
(e)
10,105 1,711
3.00%, 11/20/2050
(e)
15,209 2,531
3.00%, 12/20/2050
(e)
6,387 1,075
3.50%, 10/20/2049
(e)
9,249 1,744
4.00%, 04/20/2044
(e)
801 38
4.00%, 01/20/2046
(e)
557 21
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
523 475
New Residential Mortgage Loan Trust 2015-2
5.23%, 08/25/2055
(c),(d)
1,851 1,842
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(c),(d)
1,516 1,120
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
497 489

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
$ 1,485 $ 1,403
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
156 141
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
556 555
Sequoia Mortgage Trust 2025-HYB1
5.03%, 10/25/2055
(c),(d)
6,975 6,947
Sequoia Mortgage Trust 2026-HYB1
4.67%, 04/25/2056
(c),(d)
6,872 6,747
$ 55,535
Other Asset Backed Securities - 3 .62%
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.08%, 03/20/2056
(c)
2,550 2,525
Iskandar Enterprise LLC
5.05%, 04/17/2056
(c),(f)
4,090 4,089
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(c)
1,275 1,278
MetroNet Infrastructure Issuer LLC
5.16%, 12/20/2055
(c)
1,275 1,274
5.27%, 04/20/2056
(c)
2,550 2,557
Zayo Issuer LLC
5.55%, 04/20/2056
(c)
6,375 6,359
5.57%, 10/20/2055
(c)
3,000 2,986
$ 21,068
TOTAL BONDS $ 93,996
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 88 .45%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2 .99%
3.00%, 05/01/2043 $ 816 $ 747
3.00%, 07/01/2045 2,100 1,914
3.00%, 10/01/2046 3,020 2,744
3.50%, 02/01/2044 1,702 1,595
3.50%, 11/01/2046 1,377 1,285
4.00%, 12/01/2041 1,349 1,301
4.00%, 09/15/2042 422 408
4.00%, 10/01/2045 2,477 2,384
4.50%, 04/01/2041 1,399 1,389
5.00%, 12/01/2032 5 5
5.00%, 02/01/2033 70 71
5.00%, 01/01/2034 801 809
5.00%, 05/01/2034 18 18
5.00%, 07/01/2035 8 8
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 81 82
5.00%, 07/01/2044 697 706
5.00%, 03/01/2048 1,373 1,385
5.50%, 05/01/2033 1 1
5.50%, 10/01/2033 4 4
5.50%, 12/01/2033 66 68
5.50%, 07/01/2037 4 4
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 9 9
6.00%, 06/01/2028 1 1
6.00%, 05/01/2031 14 15
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 3 3
6.00%, 11/01/2033 103 105
6.00%, 09/01/2034 15 15
6.00%, 02/01/2035 8 8
6.00%, 10/01/2036 11 12
6.00%, 03/01/2037 33 34
6.00%, 05/01/2037 43 45
6.00%, 03/01/2038 18 18
6.00%, 04/01/2038 12 12
6.00%, 07/01/2038 47 49
6.00%, 10/01/2038 22 23
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 03/01/2029 $ 4 $ 4
6.50%, 04/01/2031 14 14
6.50%, 10/01/2031 11 11
6.50%, 02/01/2032 1 2
6.50%, 04/01/2032 1 1
7.00%, 06/01/2029 8 8
7.00%, 04/01/2031 7 7
7.00%, 10/01/2031 14 14
7.00%, 04/01/2032 31 33
8.50%, 07/01/2029 28 29
$ 17,405
Federal National Mortgage Association (FNMA) - 0 .06%
5.50%, 05/01/2033 27 27
6.00%, 01/01/2032 17 17
6.00%, 04/01/2033 38 38
6.00%, 09/01/2034 108 109
6.11%, 12/01/2033 9 9
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.71%
6.50%, 06/01/2031 16 16
6.50%, 11/01/2032 106 107
6.50%, 11/01/2032 24 24
7.00%, 08/01/2028 5 5
7.00%, 12/01/2028 7 7
7.00%, 07/01/2029 5 6
7.00%, 07/01/2032 3 3
$ 368
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 58 .28%
2.00%, 11/01/2051 8,685 7,085
2.00%, 12/01/2051 14,682 11,996
2.00%, 01/01/2052 9,744 7,972
2.00%, 01/01/2052 11,980 9,753
2.00%, 02/01/2052 9,395 7,718
2.00%, 03/01/2052 10,626 8,578
2.00%, 10/01/2052 11,422 9,181
2.50%, 10/01/2050 9,623 8,144
2.50%, 02/01/2051 6,385 5,484
2.50%, 07/01/2051 9,607 8,217
2.50%, 10/01/2051 10,209 8,606
2.50%, 11/01/2051 4,832 4,128
2.50%, 12/01/2051 10,774 9,335
2.50%, 04/01/2052 3,003 2,531
2.50%, 10/01/2053 2,021 1,707
3.00%, 01/01/2046 1,938 1,761
3.00%, 07/01/2046 2,193 1,975
3.00%, 10/01/2046 2,607 2,352
3.00%, 12/01/2046 2,760 2,485
3.00%, 08/01/2050 3,480 3,075
3.00%, 09/01/2050 5,633 4,992
3.50%, 06/01/2042 755 711
3.50%, 11/01/2042 1,414 1,332
3.50%, 03/01/2045 1,528 1,433
4.00%, 03/01/2043 891 857
4.00%, 11/01/2044 997 961
4.00%, 08/01/2045 1,794 1,729
4.00%, 08/01/2046 2,884 2,754
4.00%, 02/01/2048 2,345 2,245
4.00%, 07/01/2053 3,366 3,167
4.00%, 02/01/2054 3,894 3,662
4.50%, 08/01/2039 752 746
4.50%, 10/01/2044 1,093 1,066
4.50%, 12/01/2044 2,330 2,295
4.50%, 05/01/2045 1,078 1,061
4.50%, 09/01/2045 1,434 1,411
4.50%, 10/01/2045 2,056 2,026
4.50%, 11/01/2045 2,934 2,886
4.50%, 06/01/2052 4,148 4,034

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 08/01/2052 $ 4,277 $ 4,141
4.50%, 08/01/2052 4,298 4,167
4.50%, 10/01/2052 7,227 6,988
4.50%, 11/01/2053 2,919 2,814
4.50%, 01/01/2054 4,187 4,065
4.50%, 05/01/2056
(g)
7,000 6,733
5.00%, 04/01/2035 50 50
5.00%, 05/01/2035 16 17
5.00%, 07/01/2035 5 5
5.00%, 02/01/2038 539 547
5.00%, 03/01/2038 351 355
5.00%, 02/01/2040 1,768 1,806
5.00%, 05/01/2040 695 704
5.00%, 07/01/2040 347 350
5.00%, 07/01/2041 1,909 1,932
5.00%, 02/01/2044 985 993
5.00%, 06/01/2044 825 835
5.00%, 05/01/2048 1,537 1,550
5.00%, 09/01/2052 3,815 3,807
5.00%, 04/01/2053 4,225 4,183
5.00%, 06/01/2053 10,751 10,644
5.00%, 06/01/2054 1,521 1,508
5.00%, 11/01/2054 5,127 5,087
5.00%, 11/01/2054 4,452 4,389
5.00%, 11/01/2054 1,988 1,979
5.00%, 01/01/2055 4,157 4,127
5.00%, 02/01/2055 2,846 2,822
5.00%, 02/01/2056 5,903 5,834
5.00%, 05/01/2056
(g)
1,525 1,502
5.50%, 07/01/2033 130 132
5.50%, 12/01/2037 272 278
5.50%, 03/01/2038 60 62
5.50%, 07/01/2053 2,340 2,385
5.50%, 11/01/2053 5,348 5,456
5.50%, 11/01/2053 5,247 5,333
5.50%, 03/01/2054 3,678 3,714
5.50%, 05/01/2054 4,111 4,191
5.50%, 10/01/2054 6,925 7,060
5.50%, 02/01/2055 9,136 9,287
5.50%, 04/01/2055 4,104 4,167
5.50%, 06/01/2055 3,633 3,684
5.50%, 06/01/2055 2,469 2,510
5.50%, 08/01/2055 4,074 4,147
5.50%, 08/01/2055 9,224 9,326
5.50%, 10/01/2055 6,277 6,369
6.00%, 03/01/2029 4 4
6.00%, 11/01/2032 4 4
6.00%, 11/01/2037 8 9
6.00%, 02/01/2038 25 27
6.00%, 03/01/2038 18 19
6.00%, 04/01/2039 102 106
6.00%, 09/01/2053 2,494 2,560
6.00%, 04/01/2054 4,559 4,740
6.00%, 05/01/2054 4,114 4,272
6.00%, 06/01/2054 3,018 3,128
6.00%, 09/01/2054 2,896 3,009
6.00%, 09/01/2054 4,870 5,017
6.00%, 11/01/2054 2,538 2,632
6.50%, 03/01/2029 4 4
6.50%, 06/01/2031 33 34
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 2 2
6.50%, 08/01/2032 14 14
6.50%, 02/01/2033 26 26
6.50%, 04/01/2036 1 1
6.50%, 08/01/2036 13 14
6.50%, 08/01/2036 5 5
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 10/01/2036 $ 9 $ 10
6.50%, 11/01/2036 5 5
6.50%, 07/01/2037 7 8
6.50%, 08/01/2037 84 89
6.50%, 08/01/2037 10 10
6.50%, 02/01/2038 9 9
7.00%, 11/01/2031 21 23
$ 339,268
Government National Mortgage Association (GNMA) - 24 .52%
2.00%, 08/20/2050 3,272 2,693
2.00%, 02/20/2051 6,200 5,103
2.00%, 05/20/2051 3,112 2,562
2.50%, 06/20/2050 10,852 9,306
2.50%, 09/20/2051 8,943 7,668
3.00%, 12/20/2051 2,299 2,050
3.50%, 06/20/2043 1,540 1,403
3.50%, 10/20/2047 1,335 1,224
4.00%, 09/15/2041 1,796 1,721
4.00%, 03/15/2044 1,067 1,019
4.00%, 10/20/2052 4,054 3,824
4.50%, 05/20/2052 4,245 4,130
4.50%, 09/20/2052 5,031 4,889
4.50%, 03/20/2053 2,823 2,742
4.50%, 10/20/2054 1,187 1,147
4.50%, 11/20/2054 13,814 13,363
4.50%, 05/20/2056
(g)
12,025 11,595
5.00%, 12/20/2052 6,881 6,863
5.00%, 04/20/2053 11,223 11,184
5.00%, 05/20/2053 5,326 5,314
5.00%, 09/20/2053 4,461 4,440
5.00%, 10/20/2053 4,583 4,562
5.00%, 02/20/2054 1,983 1,972
5.00%, 04/20/2054 6,268 6,232
5.00%, 06/20/2056
(g)
9,560 9,457
5.50%, 07/20/2033 218 222
5.50%, 03/20/2034 243 250
5.50%, 05/20/2035 25 26
5.50%, 03/20/2053 4,983 5,060
5.50%, 06/20/2053 4,416 4,481
5.50%, 08/20/2053 5,129 5,199
5.50%, 05/20/2056
(g)
625 629
6.00%, 02/20/2029 6 6
6.00%, 02/15/2033 4 4
6.00%, 07/20/2033 175 180
6.00%, 08/15/2038 23 24
6.50%, 10/20/2028 1 1
6.50%, 03/20/2031 10 10
6.50%, 04/20/2031 8 8
6.50%, 10/15/2031 3 3
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 146 153
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 17 17
7.00%, 12/15/2028 5 5
7.00%, 01/15/2029 7 7
7.00%, 03/15/2029 7 7
7.00%, 04/15/2029 13 13
7.00%, 05/15/2031 1 1
7.50%, 08/15/2029 4 4
7.50%, 10/15/2029 6 6
8.00%, 12/15/2030 1 1
$ 142,782

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 2 .60%
3.60%, 05/28/2026
(h)
$ 15,160 $ 15,121
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 514,944
Total Investments $ 616,729
Other Assets and Liabilities -  (5.94)% (34,555)
TOTAL NET ASSETS - 100.00% $ 582,174
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $50,733 or 8.71% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security purchased on a when-issued basis.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 11,601 $ 107,777 $ 111,589 $ 7,789
$ 11,601 $ 107,777 $ 111,589 $ 7,789
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 84 $ — $ — $ —
$ 84 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; June 2026 Short 147 $ 16,257 $ 388
US 5 Year Treasury  Note; June 2026 Short 475 51,222 595
US Long Bond; June 2026 Long 34 3,836 (162)
Total $ 821
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .95 % Shares Held Value (000's)
Money Market Funds - 5 .95%
DWS Government Money Market Series -
Institutional Class 3.60%
(a)
127,700,000 $ 127,700
Goldman Sachs Financial Square Government Fund
- Institutional Class 3.54%
(a)
19,300,000 19,300
Invesco Government & Agency Portfolio -
Institutional Class 3.58%
(a)
77,600,000 77,600
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 3.57%
(a)
37,150,000 37,150
$ 261,750
TOTAL INVESTMENT COMPANIES $ 261,750
BONDS - 57 .65%
Principal
Amount (000's) Value (000's)
Federal & Federally Sponsored Credit - 9 .05%
Federal Farm Credit Banks Funding Corp
3.67%, 11/06/2026 $ 38,000 $ 38,000
Secured Overnight Financing Rate + 0.05%
3.68%, 07/21/2026 60,000 60,000
Secured Overnight Financing Rate + 0.06%
3.70%, 08/12/2026 20,000 20,000
Secured Overnight Financing Rate + 0.07%
3.70%, 12/28/2027 50,000 50,000
Secured Overnight Financing Rate + 0.07%
3.72%, 08/18/2027 35,000 35,000
Secured Overnight Financing Rate + 0.06%
3.73%, 01/08/2027 65,000 65,000
Secured Overnight Financing Rate + 0.10%
3.75%, 02/01/2027 45,000 45,000
Secured Overnight Financing Rate + 0.11%
3.75%, 02/18/2027 45,000 45,000
Secured Overnight Financing Rate + 0.12%
3.75%, 07/30/2027 40,000 40,000
Secured Overnight Financing Rate + 0.12%
$ 398,000
Finance - Mortgage Loan/Banker - 48 .60%
Fannie Mae
3.72%, 02/02/2028 19,000 19,000
Secured Overnight Financing Rate + 0.09%
Fannie Mae Discount Notes
3.60%, 05/01/2026 35,000 35,000
3.62%, 05/20/2026 23,000 22,956
Federal Home Loan Bank Discount Notes
3.55%, 07/24/2026 50,000 49,586
3.56%, 08/03/2026 50,000 49,535
3.57%, 07/17/2026 75,000 74,427
3.59%, 05/29/2026 80,000 79,776
3.59%, 06/05/2026 50,100 49,925
3.59%, 06/15/2026 50,000 49,776
3.60%, 05/01/2026 76,700 76,700
3.60%, 05/27/2026 76,804 76,604
3.60%, 06/22/2026 65,000 64,662
3.61%, 05/20/2026 67,855 67,726
3.61%, 05/21/2026 54,181 54,073
3.61%, 06/10/2026 40,000 39,840
3.61%, 07/01/2026 103,915 103,281
3.61%, 07/29/2026 70,000 69,375
3.62%, 05/15/2026 50,000 49,930
3.62%, 05/28/2026 50,000 49,864
3.62%, 06/08/2026 50,000 49,809
3.62%, 10/14/2026 35,000 34,416
3.63%, 05/06/2026 67,000 66,966
3.63%, 05/13/2026 50,000 49,939
3.63%, 05/22/2026 62,787 62,655
3.63%, 06/17/2026 50,000 49,763
3.63%, 07/10/2026 45,000 44,682
3.63%, 07/31/2026 50,000 49,541
3.63%, 09/04/2026 45,000 44,428
3.63%, 09/11/2026 45,500 44,891
3.63%, 09/18/2026 50,000 49,295
3.64%, 06/24/2026 25,000 24,863
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Bank Discount Notes
(continued)
3.64%, 06/26/2026 $ 40,000 $ 39,774
3.64%, 06/30/2026 45,925 45,647
3.64%, 07/06/2026 50,000 49,666
Freddie Mac Discount Notes
3.60%, 06/02/2026 79,763 79,508
3.60%, 07/20/2026 9,077 9,004
3.61%, 06/03/2026 75,000 74,752
3.62%, 06/15/2026 48,965 48,743
3.62%, 06/29/2026 8,487 8,437
3.63%, 05/27/2026 8,334 8,312
3.64%, 05/26/2026 24,127 24,066
3.64%, 06/23/2026 65,000 64,652
3.64%, 06/26/2026 32,422 32,239
$ 2,138,084
TOTAL BONDS $ 2,536,084
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8 .25%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 8 .25%
3.59%, 05/05/2026 $ 75,000 $ 74,970
3.60%, 05/12/2026 50,000 49,945
3.60%, 10/22/2026 60,000 58,956
3.61%, 05/07/2026 70,000 69,958
3.61%, 06/11/2026 60,000 59,754
3.61%, 08/04/2026 50,000 49,524
$ 363,107
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 363,107
REPURCHASE AGREEMENTS - 28 .41%
Maturity Amount
(000's) Value (000's)
Banks - 28 .41%
Bank of Montreal Repurchase Agreement; 3.62%
traded 04/30/2026 maturing 05/01/2026
(collateralized by US Government Securities;
$153,000,057; 0.00%-3.75%; dated
02/28/2027-08/15/2052)
$ 150,015 $ 150,000
Barclays Capital Inc Repurchase Agreement;
3.64% traded 04/30/2026 maturing 05/01/2026
(collateralized by US Government Security;
$163,200,021; 0.00%; dated 07/02/2026)
160,016 160,000
BNP Paribas Securities Corp. Repurchase
Agreement; 3.63% traded 04/30/2026 maturing
05/01/2026 (collateralized by US Government
Securities; $173,400,030; 0.00%-4.625%; dated
05/15/2026-08/15/2055)
170,017 170,000
Goldman Sachs & Co. LLC Repurchase Agreement;
3.62% traded 04/30/2026 maturing 05/01/2026
(collateralized by US Government Security;
$183,600,050; 1.25%; dated 06/30/2028)
180,018 180,000
HSBC Securities (USA) Inc. Repurchase
Agreement; 3.63% traded 04/30/2026 maturing
05/01/2026 (collateralized by US Government
Securities; $183,600,001; 0.00%-4.75%; dated
11/15/2039-02/15/2056)
180,018 180,000
Merrill Lynch, Pierce, Fenner & Smith Repurchase
Agreement; 3.64% traded 04/30/2026 maturing
05/01/2026 (collateralized by US Government
Securities; $153,000,000; 2.00%-7.00%; dated
08/15/2029-08/15/2067)
150,015 150,000

Schedule of Investments
Government Money Market Fund
April 30, 2026 (unaudited)
See accompanying notes.

REPURCHASE AGREEMENTS (continued)
Maturity Amount
(000’s) Value (000’s)
Banks (continued)
The Bank of New York Mellon Repurchase
Agreement; 3.64% traded 04/30/2026 maturing
05/01/2026 (collateralized by US Government
Securities; $265,200,046; 1.375%-4.125%; dated
02/29/2028-02/15/2036)
$ 260,026 $ 260,000
$ 1,250,000
TOTAL REPURCHASE AGREEMENTS $ 1,250,000
Total Investments $ 4,410,941
Other Assets and Liabilities -  (0.26)% (11,498)
TOTAL NET ASSETS - 100.00% $ 4,399,443
(a) 1-day yield shown is as of period end.

Schedule of Investments
High Yield Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .25 % Shares Held Value (000's)
Money Market Funds - 1 .25%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
80,746,806 $ 80,747
TOTAL INVESTMENT COMPANIES $ 80,747
COMMON STOCKS - 0 .02 % Shares Held Value (000's)
Electric - 0 .00%
Vistra Energy Corp - Rights
(c),(d)
164,087 $ —
Healthcare - Services - 0 .01%
Sound Inpatient Physicians Inc - Class A
(c),(d)
3,870,585 271
Sound Inpatient Physicians Inc - Class A2
(c),(d)
173,273 12
$ 283
Mining - 0 .00%
Arctic Canadian Diamond Co Ltd
(c),(d),(e)
5,247 190
Burgundy Diamond Mines Ltd
(c),(d),(e)
6,531,458 —
$ 190
Oil & Gas - 0 .01%
Mesquite Energy Inc
(c),(d)
76,703 617
Sabine Oil & Gas Holdings Inc
(c),(d)
246 —
$ 617
Retail - 0 .00%
Claire's Holdings LLC
(c),(d)
4,036 —
TOTAL COMMON STOCKS $ 1,090
BONDS - 90 .90%
Principal
Amount (000's) Value (000's)
Advertising - 0 .16%
Neptune Bidco US Inc
9.50%, 02/15/2033
(f)
$ 10,479 $ 10,487
Aerospace & Defense - 1 .67%
Bombardier Inc
6.75%, 06/15/2033
(f)
2,884 3,007
7.00%, 06/01/2032
(f)
11,698 12,211
7.25%, 07/01/2031
(f)
13,639 14,351
8.75%, 11/15/2030
(f)
9,850 10,458
TransDigm Inc
6.00%, 01/15/2033
(f)
13,906 14,039
6.13%, 07/31/2034
(f)
17,408 17,427
6.38%, 05/31/2033
(f)
22,105 22,275
6.63%, 03/01/2032
(f)
6,808 6,997
6.75%, 01/31/2034
(f)
6,686 6,868
$ 107,633
Airlines - 1 .06%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,367 2,257
American Airlines Inc
7.25%, 02/15/2028
(f)
91 92
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(f)
8,789 8,795
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(f)
17,225 16,730
OneSky Flight LLC
8.88%, 12/15/2029
(f)
12,970 13,698
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 04/07/2030 52 50
United Airlines Holdings Inc
5.38%, 03/01/2031 5,613 5,532
United Airlines Inc
4.63%, 04/15/2029
(f)
21,639 21,361
$ 68,515
Automobile Manufacturers - 0 .56%
Allison Transmission Inc
5.88%, 12/01/2033
(f)
13,745 13,876
Ford Motor Co
3.25%, 02/12/2032 4,096 3,594
Nissan Motor Co Ltd
4.81%, 09/17/2030
(f)
20,240 18,903
$ 36,373
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0 .90%
American Axle & Manufacturing Inc
6.88%, 07/01/2028 $ 13,592 $ 13,608
7.75%, 10/15/2033
(f)
18,865 18,418
Cyprium Corp / Cyprium Holdings Luxembourg
Sarl
6.13%, 04/15/2031
(f)
13,010 13,100
Phinia Inc
6.63%, 10/15/2032
(f)
11,356 11,634
6.75%, 04/15/2029
(f)
1,274 1,304
$ 58,064
Banks - 2 .72%
Barclays PLC
5.09%, 06/20/2030
(g)
26,064 26,182
3 Month USD LIBOR + 3.05%
7.63%, 03/15/2035
(g),(h),(i)
11,525 12,139
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(g),(h),(i)
20,885 21,920
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
6.10%, 07/01/2031
(g),(h),(j)
16,145 16,145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%
6.50%, 04/01/2030
(g),(h)
35,052 35,983
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
UBS Group AG
6.63%, 01/08/2031
(f),(g),(h),(i)
9,000 9,062
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.24%
7.00%, 02/10/2030
(f),(g),(h),(i)
35,438 36,231
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
9.25%, 11/13/2028
(f),(g),(h),(i)
16,855 18,239
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 175,901
Building Materials - 1 .96%
Ameritex Holdco Intermediate LLC
7.63%, 08/15/2033
(f)
25,690 26,704
JH North America Holdings Inc
5.88%, 01/31/2031
(f)
6,000 5,997
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(f)
8,693 8,593
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
10,250 9,456
Quikrete Holdings Inc
6.38%, 03/01/2032
(f)
15,345 15,587
6.75%, 03/01/2033
(f)
7,793 7,903
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
49,244 49,204
8.88%, 11/15/2031
(f)
3,072 3,217
$ 126,661
Chemicals - 2 .36%
Advancion Sciences Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(k),(l)
10,579 8,490
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
17,857 16,964
12.00%, 02/15/2031
(f)
10,556 10,820
Element Solutions Inc
3.88%, 09/01/2028
(f)
25,471 24,833
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
1,155 1,123
6.25%, 10/01/2029
(f)
37,260 36,419
6.75%, 08/01/2032
(f)
17,400 16,865
7.25%, 06/15/2031
(f)
11,985 12,056

Schedule of Investments
High Yield Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Tronox Inc
4.63%, 03/15/2029
(f)
$ 23,276 $ 19,479
9.13%, 09/30/2030
(f)
2,559 2,601
Vibrantz Technologies Inc
9.00%, 02/28/2031
(f)
544 272
9.00%, 02/28/2031
(f)
22,034 2,424
$ 152,346
Commercial Services - 3 .71%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
13,338 12,827
5.88%, 10/15/2033
(f)
21,088 20,775
Albion Financing 1 SARL / Aggreko Holdings Inc
7.00%, 05/21/2030
(f)
15,990 16,518
Block Inc
6.50%, 05/15/2032 18,463 18,815
EquipmentShare.com Inc
8.00%, 03/15/2033
(f)
15,207 15,947
8.63%, 05/15/2032
(f)
10,538 11,176
Garda World Security Corp
6.00%, 06/01/2029
(f)
17,085 16,742
6.50%, 01/15/2031
(f)
2,348 2,399
7.75%, 02/15/2028
(f)
27 27
8.25%, 08/01/2032
(f)
148 151
8.38%, 11/15/2032
(f)
19,988 20,623
Herc Holdings Inc
5.75%, 03/15/2031
(f)
4,777 4,788
6.00%, 03/15/2034
(f)
4,777 4,736
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(f)
29,425 29,367
Synergy Infrastructure Holdings LLC
7.88%, 12/01/2030
(f)
7,184 7,543
United Rentals North America Inc
3.88%, 02/15/2031 11,376 10,773
4.88%, 01/15/2028 4,098 4,091
5.25%, 01/15/2030 8,570 8,587
Veritiv Operating Co
10.50%, 11/30/2030
(f)
31,931 33,648
$ 239,533
Computers - 1 .47%
McAfee Corp
7.38%, 02/15/2030
(f)
34,235 27,739
NCR Atleos Corp
9.50%, 04/01/2029
(f)
26,300 27,979
Seagate Data Storage Technology Pte Ltd
5.75%, 12/01/2034
(f)
9,572 9,737
8.50%, 07/15/2031
(f)
3,884 4,068
9.63%, 12/01/2032
(f)
14,941 16,616
Virtusa Corp
7.13%, 12/15/2028
(f)
11,024 9,167
$ 95,306
Consumer Products - 0 .25%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(f)
19,232 11,756
10.75%, 06/30/2032
(f)
15,075 4,522
$ 16,278
Cosmetics & Personal Care - 0 .49%
Perrigo Finance Unlimited Co
6.13%, 09/30/2032 33,666 31,679
Distribution & Wholesale - 0 .34%
S&S Holdings LLC
8.38%, 10/01/2031
(f)
24,051 22,130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 5 .43%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(g)
$ 27,377 $ 28,350
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Credit Acceptance Corp
6.63%, 03/15/2030
(f)
14,466 14,418
9.25%, 12/15/2028
(f)
28,257 29,467
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(f)
2,158 2,104
9.13%, 05/15/2031
(f)
43,963 45,535
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(f)
42,439 43,046
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(f)
30,890 31,052
6.75%, 05/01/2033
(f)
14,445 14,840
OneMain Finance Corp
3.50%, 01/15/2027 4,170 4,116
4.00%, 09/15/2030 7,568 6,961
6.63%, 01/15/2028 2,649 2,687
6.63%, 05/15/2029 11,256 11,450
7.13%, 11/15/2031 27,124 27,505
7.13%, 09/15/2032 17,029 17,268
7.50%, 05/15/2031 7,690 7,884
Rfna LP
7.88%, 02/15/2030
(f)
14,605 14,496
Rocket Cos Inc
6.13%, 08/01/2030
(f)
11,426 11,596
6.38%, 08/01/2033
(f)
15,260 15,446
TrueNoord Capital DAC
8.75%, 03/01/2030
(f)
21,381 21,800
Vericast Corp
12.50%, 12/15/2027
(f)
792 808
$ 350,829
Electric - 3 .85%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(f)
43,759 43,493
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
35,292 33,025
5.75%, 01/15/2034
(f)
12,178 12,181
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(g)
26,013 26,698
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.75%, 01/15/2034
(f)
17,905 17,773
5.88%, 05/15/2034
(f)
6,955 6,930
6.00%, 01/15/2036
(f)
17,905 17,783
6.13%, 05/15/2036
(f)
6,920 6,894
10.25%, 03/15/2028
(f),(g),(h)
12,017 13,054
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Talen Energy Supply LLC
6.25%, 02/01/2034
(f)
19,780 19,632
Vistra Corp
7.00%, 12/15/2026
(f),(g),(h)
16,889 16,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
VoltaGrid LLC
7.38%, 11/01/2030
(f)
33,160 34,418
$ 248,819
Engineering & Construction - 0 .38%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
24,845 24,804

Schedule of Investments
High Yield Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 2 .93%
Caesars Entertainment Inc
6.00%, 10/15/2032
(f)
$ 18,392 $ 16,484
6.50%, 02/15/2032
(f)
29,735 28,892
Churchill Downs Inc
4.75%, 01/15/2028
(f)
236 234
5.75%, 04/01/2030
(f)
28,370 28,277
6.75%, 05/01/2031
(f)
208 213
Cinemark USA Inc
5.25%, 07/15/2028
(f)
9,415 9,379
7.00%, 08/01/2032
(f)
38,209 39,488
Discovery Global Holdings Inc
5.05%, 03/15/2042 43,546 31,071
Starz Capital Holdings LLC
5.50%, 04/15/2029
(f)
1,311 1,137
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(f)
104 103
6.25%, 03/15/2033
(f)
16,921 17,004
7.13%, 02/15/2031
(f)
15,822 16,746
$ 189,028
Environmental Control - 0 .16%
Waste Pro USA Inc
7.00%, 02/01/2033
(f)
9,876 10,061
Food - 3 .13%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(f)
11,677 11,136
5.50%, 03/31/2031
(f)
6,237 6,202
5.63%, 03/31/2032
(f)
13,616 13,432
6.25%, 03/15/2033
(f)
4,696 4,738
B&G Foods Inc
5.25%, 09/15/2027 11,519 11,107
8.00%, 09/15/2028
(f)
25,270 25,045
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
13,043 12,917
6.38%, 04/15/2034
(f)
6,490 6,622
7.63%, 07/01/2029
(f)
12,370 12,769
Fiesta Purchaser Inc
7.88%, 03/01/2031
(f)
3,708 3,829
9.63%, 09/15/2032
(f)
24,270 25,099
Ingles Markets Inc
4.00%, 06/15/2031
(f)
5,153 4,871
Pilgrim's Pride Corp
3.50%, 03/01/2032 14,463 13,211
Post Holdings Inc
4.50%, 09/15/2031
(f)
14,240 13,388
4.63%, 04/15/2030
(f)
13,615 13,227
6.25%, 10/15/2034
(f)
2,842 2,806
6.50%, 03/15/2036
(f)
1,905 1,892
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(f)
19,344 19,751
$ 202,042
Forest Products & Paper - 0 .23%
Mercer International Inc
5.13%, 02/01/2029 19,908 7,963
12.88%, 10/01/2028
(f)
3,596 1,789
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
5,331 5,431
$ 15,183
Healthcare - Services - 3 .41%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
36,473 35,690
CHS/Community Health Systems Inc
5.25%, 05/15/2030
(f)
5,310 5,014
6.00%, 01/15/2029
(f)
24,497 24,303
Concentra Health Services Inc
6.88%, 07/15/2032
(f)
21,930 22,726
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Global Medical Response Inc
7.38%, 10/01/2032
(f)
$ 9,076 $ 9,461
IQVIA Inc
6.25%, 06/01/2032
(f)
16,708 17,015
LifePoint Health Inc
8.38%, 02/15/2032
(f)
14,831 15,561
Molina Healthcare Inc
3.88%, 11/15/2030
(f)
10,727 9,941
3.88%, 05/15/2032
(f)
10,291 9,237
4.38%, 06/15/2028
(f)
4,466 4,403
6.25%, 01/15/2033
(f)
6,680 6,673
Tenet Healthcare Corp
5.50%, 11/15/2032
(f)
16,370 16,328
6.13%, 06/15/2030 26,609 26,767
6.75%, 05/15/2031 16,515 16,970
$ 220,089
Holding Companies - Diversified - 0 .18%
Clue Opco LLC
9.50%, 10/15/2031
(f)
11,510 11,762
Home Builders - 1 .79%
Adams Homes Inc
9.25%, 10/15/2028
(f)
23,668 24,466
Century Communities Inc
3.88%, 08/15/2029
(f)
18,417 17,441
6.63%, 09/15/2033
(f)
5,320 5,293
Dream Finders Homes Inc
6.88%, 09/15/2030
(f)
8,868 8,697
8.25%, 08/15/2028
(f)
16,055 16,456
Forestar Group Inc
6.50%, 03/15/2033
(f)
11,426 11,495
K Hovnanian Enterprises Inc
8.00%, 04/01/2031
(f)
3,719 3,750
8.38%, 10/01/2033
(f)
11,629 11,683
LGI Homes Inc
4.00%, 07/15/2029
(f)
244 221
7.00%, 11/15/2032
(f)
17,045 16,335
$ 115,837
Housewares - 0 .48%
Newell Brands Inc
8.50%, 06/01/2028
(f)
29,551 30,880
Insurance - 0 .53%
Asurion LLC/ Asurion Co-Issuer Inc
8.00%, 12/31/2032
(f)
21,911 22,888
8.38%, 02/01/2034
(f)
11,649 11,493
$ 34,381
Internet - 0 .40%
Gen Digital Inc
6.25%, 04/01/2033
(f)
19,173 18,684
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
10,821 7,060
$ 25,744
Investment Companies - 1 .14%
HA Sustainable Infrastructure Capital Inc
7.13%, 11/15/2056
(g)
3,646 3,681
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.48%
8.00%, 06/01/2056
(g)
24,180 25,667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
1,950 1,946
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 34,854 30,552
10.00%, 11/15/2029
(f)
11,896 12,000
$ 73,846

Schedule of Investments
High Yield Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0 .78%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
$ 10,100 $ 9,735
4.88%, 03/01/2031
(f)
58 53
6.75%, 04/15/2030
(f)
80 79
6.88%, 11/01/2029
(f)
60 61
7.00%, 03/15/2032
(f)
5,826 5,822
7.38%, 05/01/2033
(f)
15,613 15,779
Commercial Metals Co
5.75%, 11/15/2033
(f)
3,250 3,255
6.00%, 12/15/2035
(f)
10,495 10,485
Specialty Steel
12.00%, 11/15/2033
(d),(e)
8,096 4,895
$ 50,164
Leisure Products & Services - 1 .44%
A&K Travel Group Holdings Ltd
7.50%, 05/15/2033
(f),(j)
7,295 7,331
Life Time Inc
6.00%, 11/15/2031
(f)
23,151 23,501
NCL Corp Ltd
6.25%, 03/01/2030
(f)
19,800 19,753
6.25%, 09/15/2033
(f)
1,225 1,186
6.75%, 02/01/2032
(f)
4,954 4,930
7.75%, 02/15/2029
(f)
81 84
NCL Finance Ltd
6.13%, 03/15/2028
(f)
13,118 13,309
Patrick Industries Inc
4.75%, 05/01/2029
(f)
10,620 10,434
6.38%, 11/01/2032
(f)
12,754 12,832
$ 93,360
Lodging - 1 .58%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(f)
32,402 32,778
Station Casinos LLC
4.50%, 02/15/2028
(f)
100 98
4.63%, 12/01/2031
(f)
1,425 1,341
6.63%, 03/15/2032
(f)
35,353 35,794
Wynn Macau Ltd
5.13%, 12/15/2029
(f)
73 71
5.50%, 10/01/2027
(f)
40 40
5.63%, 08/26/2028
(f)
32,359 32,118
$ 102,240
Machinery - Diversified - 0 .62%
Esab Corp
5.63%, 04/01/2031
(f)
8,200 8,275
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(f)
30,761 32,105
$ 40,380
Media - 8 .81%
AMC Global Media Inc
10.50%, 07/15/2032
(f)
30,862 31,815
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 01/15/2034
(f)
5,250 4,403
4.50%, 08/15/2030
(f)
11,633 10,851
4.50%, 06/01/2033
(f)
12,837 11,028
4.75%, 03/01/2030
(f)
10,379 9,838
4.75%, 02/01/2032
(f)
29,198 26,145
5.00%, 02/01/2028
(f)
1,311 1,296
5.13%, 05/01/2027
(f)
2,019 2,017
7.00%, 02/01/2033
(f)
9,458 9,323
CSC Holdings LLC
4.50%, 11/15/2031
(f)
30,622 17,854
5.50%, 04/15/2027
(f)
2,450 2,067
6.50%, 02/01/2029
(f)
22,153 13,791
11.25%, 05/15/2028
(f)
6,211 5,051
Directv Financing LLC
8.88%, 02/01/2030
(f)
28,760 29,238
8.88%, 02/01/2030
(f)
13,732 13,986
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
$ 4,031 $ 4,034
10.00%, 02/15/2031
(f)
21,782 22,664
Discovery Communications LLC
3.63%, 05/15/2030 4,555 4,282
4.13%, 05/15/2029 16,564 16,151
DISH DBS Corp
5.25%, 12/01/2026
(f)
21,056 20,856
DISH Network Corp
11.75%, 11/15/2027
(f)
40,384 41,688
Dotdash Meredith Inc
7.63%, 06/15/2032
(f)
22,188 20,826
EchoStar Corp
10.75%, 11/30/2029 45,136 49,007
iHeartCommunications Inc
4.75%, 01/15/2028
(f)
14,528 13,898
7.75%, 08/15/2030
(f)
7,682 7,394
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
25,200 16,333
McGraw-Hill Education Inc
7.38%, 09/01/2031
(f)
19,239 19,878
Nexstar Media Inc
6.50%, 09/15/2033
(f)
17,064 17,195
7.25%, 04/15/2034
(f)
8,409 8,463
Paramount Global
4.20%, 05/19/2032 9,850 8,608
5.50%, 05/15/2033 7,824 7,091
Scripps Escrow II Inc
3.88%, 01/15/2029
(f)
20,226 19,165
Sinclair Television Group Inc
8.13%, 02/15/2033
(f)
22,719 23,527
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
18,539 15,627
Virgin Media O2 Vendor Financing Notes VI DAC
8.50%, 03/15/2033
(f)
11,800 10,591
VZ Secured Financing BV
5.00%, 01/15/2032
(f)
10,000 8,763
Ziggo BV
4.88%, 01/15/2030
(f)
26,155 24,603
$ 569,347
Metal Fabrication & Hardware - 0 .58%
Park-Ohio Industries Inc
8.50%, 08/01/2030
(f)
12,377 12,882
TMS International Corp/DE
6.25%, 04/15/2029
(f)
25,388 24,780
$ 37,662
Mining - 1 .68%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(c),(d),(f)
10,457 105
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(f)
396 414
11.50%, 10/01/2031
(f)
717 776
Coeur Mining Inc
6.88%, 04/01/2032
(f)
13,645 14,063
First Quantum Minerals Ltd
6.38%, 02/15/2036
(f)
3,400 3,342
7.25%, 02/15/2034
(f)
9,145 9,402
8.00%, 03/01/2033
(f)
9,110 9,572
8.63%, 06/01/2031
(f)
17,095 17,825
IAMGOLD Corp
5.75%, 10/15/2028
(f)
15,088 14,995
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(c),(f)
15,820 —
Skeena Resources Ltd
8.50%, 04/01/2031
(f)
4,635 4,853

Schedule of Investments
High Yield Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Taseko Mines Ltd
8.25%, 05/01/2030
(f)
$ 31,737 $ 33,224
$ 108,571
Oil & Gas - 4 .87%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(f)
27,780 29,022
APA Corp
5.25%, 02/01/2042 4,056 3,470
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(f)
33,859 34,745
6.63%, 07/15/2033
(f)
1,912 1,964
9.00%, 11/01/2027
(f)
9,218 10,578
Chord Energy Corp
6.00%, 10/01/2030
(f)
13,744 14,009
6.75%, 03/15/2033
(f)
33,819 35,191
Crescent Energy Finance LLC
8.38%, 01/15/2034
(f)
9,851 10,418
Infinity Natural Resources LLC
7.63%, 04/01/2031
(f)
15,594 15,858
Matador Resources Co
6.00%, 04/15/2034
(f)
2,555 2,565
6.25%, 04/15/2033
(f)
32,699 33,254
Northern Oil & Gas Inc
7.88%, 10/15/2033
(f)
31,476 32,622
Permian Resources Operating LLC
6.25%, 02/01/2033
(f)
28,397 29,075
Sunoco LP
5.88%, 03/15/2034
(f)
24,453 24,365
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 31,345 30,456
Transocean International Ltd
7.88%, 10/15/2032
(f)
6,803 7,290
$ 314,882
Oil & Gas Services - 0 .71%
Archrock Services LP / Archrock Partners Finance
Corp
6.00%, 02/01/2034
(f)
27,307 27,485
Enerflex Inc
6.88%, 01/15/2031
(f)
3,382 3,484
Kodiak Gas Services LLC
5.88%, 04/01/2031
(f)
14,909 15,017
$ 45,986
Packaging & Containers - 2 .14%
Canpack Group Inc / CANPACK SA
6.00%, 05/15/2031
(f)
16,300 16,308
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
16,455 16,166
6.75%, 07/15/2030
(f)
15,856 16,013
Clydesdale Acquisition Holdings Inc
6.88%, 01/15/2030
(f)
14,878 14,546
8.75%, 04/15/2030
(f)
9,508 8,627
Crown Americas LLC
5.88%, 06/01/2033 9,051 9,117
LABL Inc
0.00%, 11/01/2028
(c),(f)
10,046 4,320
0.00%, 11/01/2028
(c),(f)
8,927 3,839
0.00%, 10/01/2031
(c),(f)
23,035 9,905
LABL Inc DIP
10.39%, 11/30/2026 3,448 3,437
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(f)
12,143 12,278
9.25%, 04/15/2030
(f)
24,661 23,503
$ 138,059
Pharmaceuticals - 2 .65%
1261229 BC Ltd
10.00%, 04/15/2032
(f)
21,845 22,561
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Accendra Health Inc
4.50%, 03/31/2029
(f)
$ 22,087 $ 14,725
6.63%, 04/01/2030
(f)
3,804 2,044
Adapthealth LLC
5.13%, 03/01/2030
(f)
31,263 30,403
BellRing Brands Inc
7.00%, 03/15/2030
(f)
18,616 18,905
Endo Finance Holdings LP
8.50%, 04/15/2031
(f)
33,858 35,891
Jazz Securities DAC
4.38%, 01/15/2029
(f)
47,640 46,591
$ 171,120
Pipelines - 4 .18%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(f)
16,956 16,939
5.75%, 10/15/2033
(f)
15,395 15,364
6.63%, 02/01/2032
(f)
90 92
Energy Transfer LP
6.50%, 02/15/2056
(g)
52,303 52,444
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Genesis Energy LP / Genesis Energy Finance Corp
6.75%, 03/15/2034 11,762 11,847
Harvest Midstream I LP
7.50%, 05/15/2032
(f)
28,425 29,595
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
33,379 32,373
Venture Global LNG Inc
8.38%, 06/01/2031
(f)
27,953 29,145
9.00%, 09/30/2029
(f),(g),(h)
16,312 16,133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(f)
29,592 32,296
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036
(f)
22,626 24,052
7.75%, 05/01/2035
(f)
8,577 9,647
$ 269,927
REITs - 4 .62%
Arbor Realty SR Inc
7.88%, 07/15/2030
(f)
17,630 16,654
8.50%, 12/15/2028
(f)
13,570 13,445
EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM
7.38%, 09/30/2030
(f)
14,250 14,159
Iron Mountain Inc
4.50%, 02/15/2031
(f)
44,206 42,481
4.88%, 09/15/2029
(f)
230 227
5.25%, 07/15/2030
(f)
6,287 6,222
6.25%, 01/15/2033
(f)
6,719 6,823
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(f)
150 145
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
38,732 37,924
7.00%, 07/15/2031
(f)
18,680 19,373
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 21,950 15,733
8.50%, 02/15/2032
(f)
6,282 6,526
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
16,849 16,390
5.88%, 10/01/2028
(f)
60 60
7.00%, 02/01/2030
(f)
14,213 14,510
RHP Hotel Properties LP / RHP Finance Corp
5.75%, 03/15/2034
(f)
7,966 7,918
6.50%, 06/15/2033
(f)
12,551 12,928

Schedule of Investments
High Yield Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(f)
$ 35,766 $ 34,559
XHR LP
4.88%, 06/01/2029
(f)
30,279 29,719
6.63%, 05/15/2030
(f)
2,634 2,695
$ 298,491
Retail - 4 .99%
Bath & Body Works Inc
6.63%, 10/01/2030
(f)
17,185 17,416
6.75%, 07/01/2036 11,266 10,956
6.88%, 11/01/2035 118 116
6.95%, 03/01/2033 2,750 2,672
Carvana Co
9.00%, 06/01/2030
(f),(k)
29,151 30,324
9.00%, 06/01/2031
(f),(k)
408 452
Ferrellgas LP / Ferrellgas Finance Corp
9.25%, 01/15/2031
(f)
13,578 14,252
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(f)
40,098 39,037
6.75%, 01/15/2030
(f)
7,182 6,959
Gap Inc/The
3.63%, 10/01/2029
(f)
4,974 4,693
3.88%, 10/01/2031
(f)
11,372 10,404
Macy's Retail Holdings LLC
4.50%, 12/15/2034 6,385 5,572
5.88%, 03/15/2030
(f)
3,331 3,322
6.13%, 03/15/2032
(f)
21,755 21,765
6.38%, 03/15/2037 30 28
6.70%, 07/15/2034
(f)
130 124
7.38%, 08/01/2033
(f)
9,076 9,454
Michaels Cos Inc/The
8.50%, 03/15/2033
(f)
10,757 10,623
11.00%, 03/15/2034
(f)
13,418 12,948
Park River Holdings Inc
8.00%, 03/15/2031
(f)
13,091 13,163
8.75%, 12/31/2030
(f)
17,041 16,046
PetSmart LLC / PetSmart Finance Corp
7.50%, 09/15/2032
(f)
21,275 21,543
10.00%, 09/15/2033
(f)
9,400 9,495
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(f)
18,613 16,428
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(f)
42,582 44,587
$ 322,379
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(c),(d)
3,500 —
0.00%, 01/15/2013
(c)
3,000 —
0.00%, 01/15/2015
(c),(d)
2,000 —
$ —
Semiconductors - 0 .50%
Kioxia Holdings Corp
6.25%, 07/24/2030
(f)
6,800 7,003
6.63%, 07/24/2033
(f)
24,245 25,345
$ 32,348
Software - 1 .26%
Cloud Software Group Inc
6.63%, 08/15/2033
(f)
15,057 13,486
9.00%, 09/30/2029
(f)
32,864 32,269
CoreWeave Inc
9.25%, 06/01/2030
(f)
15,518 15,714
9.75%, 10/01/2031
(f)
5,725 5,758
OAK-Eagle Acquireco Inc
7.25%, 07/01/2033
(f)
13,625 14,039
$ 81,266
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 5 .53%
Altice Financing SA
5.00%, 01/15/2028
(f)
$ 14,974 $ 11,152
Altice France SA
6.50%, 04/15/2032
(f)
9,289 9,136
9.50%, 11/01/2029
(f)
32,242 32,914
Black Pearl Compute LLC
6.13%, 02/15/2031
(f)
26,540 26,927
Cipher Compute LLC
7.13%, 11/15/2030
(f)
14,723 15,260
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(f)
13,239 13,963
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(f)
30,099 31,312
Level 3 Financing Inc
7.00%, 03/31/2034
(f)
19,362 20,083
8.50%, 01/15/2036
(f)
17,865 19,134
Meridian Arc Holdco LLC
6.25%, 04/30/2031
(f)
26,590 26,584
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031
(f),(j)
22,030 21,836
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031
(f)
26,187 25,693
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(f)
12,363 12,939
Uniti Services LLC
7.50%, 10/15/2033
(f)
4,386 4,618
Viasat Inc
6.50%, 07/15/2028
(f)
10,008 9,969
7.50%, 05/30/2031
(f)
6,154 6,168
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
27,129 25,845
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031
(f)
625 541
6.75%, 01/15/2033
(f)
18,900 17,276
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(f)
6,888 7,285
Zayo Group Holdings Inc
5.75%, PIK 0.50%; 03/09/2030
(f),(k),(l)
15,832 15,840
7.13%, PIK 1.88%; 09/09/2030
(f),(k),(l)
3,190 3,145
$ 357,620
Textiles - 0 .08%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
0.00%, 03/31/2026
(c),(f)
8,073 20
Linx Capital Ltd
0.00%, 03/31/2026
(c),(f),(k)
EUR 9,324 4,925
$ 4,945
Transportation - 2 .19%
Brightline East LLC
11.00%, 01/31/2030
(f)
$ 9,771 880
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(c),(d)
18,905 —
GB AIT Buyer Inc
8.75%, 04/30/2034
(f)
4,615 4,642
Navios Maritime Partners LP
7.75%, 11/07/2030
(f)
7,600 7,698
Navios South American Logistics Inc
8.88%, 07/14/2030
(f)
20,400 21,133
RXO Inc
6.38%, 05/15/2031
(f)
18,274 18,096
SFL Corp Ltd
7.25%, 05/12/2026
(f)
8,200 8,200
7.75%, 01/29/2030
(f)
23,600 24,292
8.25%, 04/19/2028 10,200 10,449
8.88%, 02/01/2027 8,700 8,820

Schedule of Investments
High Yield Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(f)
$ 36,079 $ 37,470
$ 141,680
TOTAL BONDS $ 5,874,638
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(c),(d)
HKD 46,500 $ —
0.00%, 10/18/2010
(c),(d)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 4 .93%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .05%
TransDigm Inc ; Term Loan J
6.15%, 02/28/2031 $ 3,496 3,500
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .27%
AAdvantage Loyalty IP Ltd ; Term Loan B
5.93%, 04/20/2028 12,376 12,297
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
6.43%, 05/28/2032 4,950 4,924
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 17,221
Building Materials - 0 .09%
Quikrete Holdings Inc ; Term Loan B3
5.90%, 02/10/2032 5,669 5,671
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Chemicals - 0 .46%
Advancion Holdings LLC ; Term Loan
11.52%, 11/24/2028 21,502 16,772
CME Term Secured Overnight Financing
Rate 3 Month + 7.75%
Consolidated Energy Finance SA ; Term Loan B
8.16%, 11/15/2030 6,418 6,162
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Consolidated Energy Finance SA ; Term Loan
9.51%, 11/27/2030 7,340 7,013
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 29,947
Commercial Services - 0 .33%
Aggreko Holdings Inc ; Term Loan B
6.66%, 05/21/2031 5,086 5,101
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Shift4 Payments LLC ; Term Loan B
5.68%, 06/30/2032 5,940 5,959
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Veritiv Operating Co ; Term Loan B
7.70%, 11/30/2030 10,461 10,106
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 21,166
Computers - 0 .17%
McAfee Corp ; Term Loan B1
6.65%, 03/01/2029 12,769 11,220
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .12%
Kronos Acquisition Holdings Inc ; Term Loan B
7.70%, 06/27/2031 $ 12,439 $ 7,524
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .04%
Jupiter Borrower Inc ; Term Loan B
0.00%, 03/25/2033
(m)
2,510 2,516
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Food - 0 .18%
Fiesta Purchaser Inc ; Term Loan B
6.91%, 02/12/2031 11,554 11,387
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Forest Products & Paper - 0 .04%
Spectrum Group Buyer Inc ; Term Loan B
10.16%, 05/19/2028 2,794 2,617
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Healthcare - Services - 0 .24%
LifePoint Health Inc ; Term Loan B
7.42%, 05/16/2031 15,435 15,361
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0 .10%
Asurion LLC ; Term Loan B4
9.02%, 01/20/2029 6,824 6,840
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Internet - 0 .06%
iliad SA ; Term Loan
6.65%, 02/01/2029 3,930 3,922
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Investment Companies - 0 .12%
Teide Ltd ; PIK Term Loan
0.00%, PIK 10.00%; 08/01/2029
(l)
EUR 16,690 7,836
Lodging - 0 .06%
Fertitta Entertainment LLC/NV ; Term Loan B
6.90%, 01/27/2029 $ 4,146 4,108
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0 .17%
TK Elevator US Newco Inc ; Term Loan B
6.38%, 04/30/2030 10,732 10,819
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .31%
Directv Financing LLC ; Term Loan B
9.16%, 02/15/2031 4,224 4,227
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
iHeartCommunications Inc ; Term Loan
10.65%, 05/01/2029 16,139 15,712
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
SportsNet New York
0.00%, 04/15/2031
(c),(d)
4,559 —
$ 19,939
Metal Fabrication & Hardware - 0 .15%
TMS International Corp/DE ; Term Loan B7
7.15%-7.16%, 03/02/2030 9,796 9,796
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%, CME Term Secured
Overnight Financing Rate 3 Month + 3.50%

Schedule of Investments
High Yield Fund
April 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0 .20%
Arctic Canadian Diamond Co Ltd
4.26%, 06/30/2026
(d)
$ 3,810 $ 316
Arsenal AIC Parent LLC ; Term Loan B
6.40%, 08/18/2030 12,918 12,950
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 13,266
Oil & Gas Services - 0 .05%
Deep Blue Operating I LLC ; Term Loan B
6.41%, 10/01/2032 3,365 3,378
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0 .05%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.16%, 04/15/2030 3,291 3,228
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Pharmaceuticals - 0 .75%
1261229 BC Ltd ; Term Loan B
9.90%, 10/08/2030 43,726 42,512
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings LP ; Term Loan B
7.40%, 04/23/2031 5,977 5,907
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 48,419
Retail - 0 .49%
IRB Holding Corp ; Term Loan B
6.15%, 12/15/2030 15,426 15,462
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The ; Term Loan B
8.67%, 02/18/2033 13,860 13,701
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Victra Holdings LLC ; Term Loan B
7.45%, 03/30/2029 2,346 2,329
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 31,492
Software - 0 .12%
OAK-Eagle Acquireco Inc ; Term Loan B
0.00%, 03/24/2033
(m)
7,611 7,613
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Telecommunications - 0 .20%
Altice France SA ; Term Loan B11
7.80%, 04/30/2028 6,026 6,049
CME Term Secured Overnight Financing
Rate 1 Month + 4.13%
Zayo Group Holdings Inc ; PIK Term Loan
6.77%, PIK 0.50%; 03/11/2030
(l)
6,650 6,633
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 12,682
Transportation - 0 .11%
GB AIT Buyer Inc ; Term Loan B
0.00%, 04/22/2033
(m)
6,980 6,986
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 318,454
Total Investments $ 6,274,929
Other Assets and Liabilities -  2.90% 187,696
TOTAL NET ASSETS - 100.00% $ 6,462,625
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,108,224 or 79.04% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $97,591 or 1.51% of net assets.
(j) Security purchased on a when-issued basis.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) This Senior Floating Rate Note will settle after April 30, 2026, at which time the interest rate will be determined.

Schedule of Investments
High Yield Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 260,621 $ 1,127,696 $ 1,307,570 $ 80,747
$ 260,621 $ 1,127,696 $ 1,307,570 $ 80,747
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,586 $ — $ — $ —
$ 1,586 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 03/03/2025 $ — $ 190 0.00%
Burgundy Diamond Mines Ltd 03/03/2025 1,089 — 0.00%
Specialty Steel   12.00%, 11/15/2033 08/11/2025 7,123 4,895 0.08%
Total $ 5,085 0.08%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 05/13/2026 EUR 3,949 $ 4,628 $ 8 $ —
RBC Dominon Securities Corp 05/13/2026 $ 12,814 EUR 10,928 — (16)
Total $ 8 $ (16)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .71 % Shares Held Value (000's)
Money Market Funds - 1 .71%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
36,725,841 $ 36,726
TOTAL INVESTMENT COMPANIES $ 36,726
BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Mortgage Backed Securities - 0 .00%
Alternative Loan Trust 2006-OA6
4.29%, 07/25/2046 $ 1 $ 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
Fannie Mae REMIC Trust 2004-W5
4.21%, 02/25/2047 8 8
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
$ 9
TOTAL BONDS $ 9
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99 .83%
Principal
Amount (000's) Value (000's)
U.S. Treasury Inflation-Indexed Obligations - 99 .83%
0.13%, 01/15/2030 $ 55,956 $ 53,890
0.13%, 07/15/2030 66,908 64,151
0.13%, 01/15/2031 63,821 60,475
0.13%, 07/15/2031 68,126 64,160
0.13%, 01/15/2032 76,432 70,995
0.13%, 02/15/2051 22,693 12,051
0.13%, 02/15/2052 30,774 16,017
0.25%, 07/15/2029 49,332 48,253
0.25%, 02/15/2050 17,179 9,733
0.38%, 07/15/2027 62,821 62,900
0.50%, 01/15/2028 61,794 61,482
0.63%, 07/15/2032 73,562 70,009
0.63%, 02/15/2043 27,020 19,977
0.75%, 07/15/2028 48,257 48,278
0.75%, 02/15/2042 31,478 24,354
0.75%, 02/15/2045 34,824 25,071
0.88%, 01/15/2029 43,624 43,506
0.88%, 02/15/2047 23,934 17,011
1.00%, 02/15/2046 20,557 15,279
1.00%, 02/15/2048 18,109 13,035
1.00%, 02/15/2049 16,129 11,452
1.13%, 10/15/2030 78,543 78,364
1.13%, 01/15/2033 74,939 72,787
1.25%, 04/15/2028 61,490 61,879
1.25%, 04/15/2031 23,374 23,261
1.38%, 07/15/2033 74,323 73,246
1.38%, 02/15/2044 35,464 29,432
1.50%, 02/15/2053 26,659 20,400
1.63%, 10/15/2027 70,210 71,381
1.63%, 10/15/2029 68,607 70,040
1.63%, 04/15/2030 71,939 73,063
1.75%, 01/15/2028 26,315 26,736
1.75%, 01/15/2034 78,328 78,602
1.88%, 07/15/2034 84,101 85,119
1.88%, 07/15/2035 85,611 85,904
1.88%, 01/15/2036 62,639 62,405
2.13%, 04/15/2029 66,845 68,891
2.13%, 01/15/2035 83,812 85,860
2.13%, 02/15/2040 17,472 17,200
2.13%, 02/15/2041 19,733 19,194
2.13%, 02/15/2054 33,093 29,138
2.38%, 10/15/2028 63,529 65,923
2.38%, 02/15/2055 23,954 22,221
2.38%, 02/15/2056 10,880 10,100
2.50%, 01/15/2029 23,202 24,144
3.38%, 04/15/2032 11,590 12,856
3.63%, 04/15/2028 25,659 27,008
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029 $ 29,356 $ 31,746
$ 2,138,979
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,138,979
Total Investments $ 2,175,714
Other Assets and Liabilities -  (1.54)% (33,091)
TOTAL NET ASSETS - 100.00% $ 2,142,623
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
Inflation Protection Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 38,852 $ 313,991 $ 316,117 $ 36,726
$ 38,852 $ 313,991 $ 316,117 $ 36,726
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 190 $ — $ — $ —
$ 190 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .17 % Shares Held Value (000's)
Money Market Funds - 0 .17%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
11,529,868 $ 11,530
TOTAL INVESTMENT COMPANIES $ 11,530
COMMON STOCKS - 99 .26 % Shares Held Value (000's)
Aerospace & Defense - 2 .52%
BAE Systems PLC 5,906,367 $ 164,277
CSG NV
(c)
145,504 3,151
$ 167,428
Agriculture - 3 .32%
British American Tobacco PLC 3,752,953 221,029
Apparel - 1 .44%
PRADA SpA 12,631,400 56,285
Samsonite Group SA
(d)
21,715,800 39,764
$ 96,049
Automobile Manufacturers - 3 .15%
Daimler Truck Holding AG 4,150,304 209,333
Banks - 13 .97%
AIB Group PLC 18,669,733 215,199
Erste Group Bank AG 1,546,423 170,874
HDFC Bank Ltd ADR 4,355,104 110,663
National Bank of Greece SA 7,574,295 120,039
NatWest Group PLC 17,879,568 142,605
Sberbank of Russia PJSC ADR
(c)
194,243 —
UniCredit SpA 2,195,458 169,671
$ 929,051
Biotechnology - 1 .72%
Argenx SE
(c)
145,794 114,336
Building Materials - 0 .60%
CRH PLC 337,472 39,963
Computers - 2 .42%
Fujitsu Ltd 8,026,400 161,101
Cosmetics & Personal Care - 2 .55%
Haleon PLC 36,791,668 169,899
Distribution & Wholesale - 2 .98%
Rexel SA 4,692,372 198,456
Electronics - 1 .69%
Hoya Corp 602,600 112,532
Engineering & Construction - 1 .99%
Obayashi Corp 5,627,300 132,302
Entertainment - 1 .34%
Entain PLC 12,081,475 89,173
Food - 0 .00%
Magnit PJSC
(c)
24,200 —
Healthcare - Products - 0 .97%
Smith & Nephew PLC 4,159,913 64,370
Healthcare - Services - 1 .36%
ICON PLC
(c)
765,066 90,530
Insurance - 10 .14%
AIA Group Ltd 16,292,000 178,866
Hannover Rueck SE 459,461 138,828
Sompo Holdings Inc 5,587,900 207,956
Tokio Marine Holdings Inc 3,249,800 148,830
$ 674,480
Internet - 6 .67%
Spotify Technology SA
(c)
197,176 88,049
Tencent Holdings Ltd 3,579,000 217,361
Trip.com Group Ltd
(c)
2,566,750 138,602
$ 444,012
Iron & Steel - 1 .48%
Evraz PLC
(c)
204,000 —
Vale SA ADR 6,013,758 98,385
$ 98,385
Lodging - 1 .73%
Galaxy Entertainment Group Ltd 26,917,000 114,838
Machinery - Construction & Mining - 1 .53%
Komatsu Ltd 2,374,400 101,667
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 4 .33%
Teck Resources Ltd 4,932,670 $ 287,968
Oil & Gas - 5 .14%
ARC Resources Ltd 1,449,200 34,375
BP PLC 7,461,038 59,060
Gazprom PJSC
(c)
288,000 —
LUKOIL PJSC
(c)
20,000 —
Novatek PJSC
(c)
67,000 —
Suncor Energy Inc 3,627,816 248,594
$ 342,029
Pharmaceuticals - 3 .25%
Ascendis Pharma A/S
(c)
193,635 44,416
AstraZeneca PLC 906,123 171,911
$ 216,327
Pipelines - 0 .98%
Gaztransport Et Technigaz SA 268,266 65,268
Retail - 3 .33%
Yum China Holdings Inc 4,523,980 221,373
Semiconductors - 15 .22%
ASML Holding NV 200,126 289,292
Samsung Electronics Co Ltd 2,504,154 377,095
Taiwan Semiconductor Manufacturing Co Ltd 1,156,000 80,252
Taiwan Semiconductor Manufacturing Co Ltd ADR 671,869 266,100
$ 1,012,739
Software - 1 .69%
Constellation Software Inc/Canada - Warrants
(c),(e)
500 —
Nice Ltd ADR
(c)
1,103,181 112,546
$ 112,546
Telecommunications - 0 .39%
Deutsche Telekom AG 798,760 25,801
Toys, Games & Hobbies - 1 .36%
Nintendo Co Ltd 1,852,100 90,603
TOTAL COMMON STOCKS $ 6,603,588
Total Investments $ 6,615,118
Other Assets and Liabilities -  0.57% 38,034
TOTAL NET ASSETS - 100.00% $ 6,653,152
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,764 or 0.60% of net assets.
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Equity Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 2,296 $ 1,952,896 $ 1,943,662 $ 11,530
$ 2,296 $ 1,952,896 $ 1,943,662 $ 11,530
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,112 $ — $ — $ —
$ 1,112 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .64 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .37%
iShares Russell 1000 Growth ETF 193,200 $ 23,043
Money Market Funds - 2 .27%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
695,194 695
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(c)
139,674,364 139,674
$ 140,369
TOTAL INVESTMENT COMPANIES $ 163,412
CONVERTIBLE PREFERRED STOCKS
- 0 .26 % Shares Held Value (000's)
Automobile Manufacturers - 0 .13%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 8,229
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 1,126
Software - 0 .11%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 5,335
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 1,506
$ 6,841
TOTAL CONVERTIBLE PREFERRED STOCKS $ 16,196
COMMON STOCKS - 97 .23 % Shares Held Value (000's)
Advertising - 0 .02%
Trade Desk Inc/The
(d)
53,095 $ 1,252
Aerospace & Defense - 3 .05%
Boeing Co/The
(d)
52,497 12,023
FTAI Aviation Ltd 170,870 42,661
General Electric Co 50,962 14,775
HEICO Corp 1,768 477
HEICO Corp - Class A 2,343 490
Howmet Aerospace Inc 441,491 107,300
Karman Holdings Inc
(d)
1,605 109
Leonardo DRS Inc 1,010 41
Loar Holdings Inc
(d)
1,398 79
Lockheed Martin Corp 1,797 931
Rocket Lab Corp
(d)
15,425 1,273
StandardAero Inc
(d)
321,347 7,988
TransDigm Group Inc 304 353
$ 188,500
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
596 38
Airlines - 0 .00%
Alaska Air Group Inc
(d)
720 28
American Airlines Group Inc
(d)
681 8
Southwest Airlines Co 1,754 67
$ 103
Apparel - 0 .35%
Birkenstock Holding Plc
(d),(g)
264 10
Deckers Outdoor Corp
(d)
21,490 2,197
On Holding AG
(d)
7,086 252
Ralph Lauren Corp 7,316 2,624
Tapestry Inc 115,133 16,699
$ 21,782
Automobile Manufacturers - 1 .34%
Tesla Inc
(d)
216,656 82,682
Automobile Parts & Equipment - 0 .00%
Allison Transmission Holdings Inc 473 64
Banks - 1 .11%
Bank of America Corp 16,395 877
Bank of New York Mellon Corp/The 1,565 210
Citigroup Inc 153,745 19,676
Goldman Sachs Group Inc/The 498 460
Morgan Stanley 125,780 23,972
NU Holdings Ltd/Cayman Islands
(d)
105,321 1,525
Popular Inc 143,421 21,561
Western Alliance Bancorp 860 70
$ 68,351
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .14%
Celsius Holdings Inc
(d)
5,572 $ 187
Coca-Cola Co/The 60,022 4,727
Coca-Cola Consolidated Inc 5,372 1,101
Monster Beverage Corp
(d)
21,935 1,691
PepsiCo Inc 5,853 928
$ 8,634
Biotechnology - 1 .22%
Alnylam Pharmaceuticals Inc
(d)
11,263 3,486
Amgen Inc 12,492 4,325
Apellis Pharmaceuticals Inc
(d)
3,660 150
Argenx SE ADR
(d)
13,715 10,721
Exelixis Inc
(d)
233,786 10,394
Gilead Sciences Inc 10,510 1,375
Halozyme Therapeutics Inc
(d)
193,584 12,323
Incyte Corp
(d)
153,335 14,608
Insmed Inc
(d)
6,125 835
Ionis Pharmaceuticals Inc
(d)
4,623 346
Sarepta Therapeutics Inc
(d)
3,164 66
Summit Therapeutics Inc
(d),(g)
4,234 91
Ultragenyx Pharmaceutical Inc
(d)
3,342 83
Vertex Pharmaceuticals Inc
(d)
38,668 16,527
Viking Therapeutics Inc
(d)
174 5
$ 75,335
Building Materials - 0 .07%
AAON Inc 2,282 213
Armstrong World Industries Inc 458 78
Carlisle Cos Inc 165 59
Eagle Materials Inc 45 9
James Hardie Industries PLC
(d)
3,416 72
Lennox International Inc 978 523
Simpson Manufacturing Co Inc 58 11
Trane Technologies PLC 7,026 3,461
$ 4,426
Chemicals - 0 .04%
Ecolab Inc 1,889 492
Sherwin-Williams Co/The 6,582 2,117
$ 2,609
Commercial Services - 2 .84%
Adyen NV ADR
(d)
1,067,417 12,008
Affirm Holdings Inc
(d)
5,148 331
API Group Corp
(d)
662,938 30,310
Automatic Data Processing Inc 11,795 2,500
Avis Budget Group Inc
(d),(g)
96 17
Block Inc
(d)
566,014 39,909
Booz Allen Hamilton Holding Corp 3,731 290
Bright Horizons Family Solutions Inc
(d)
122 10
Cintas Corp 93,932 16,411
Corpay Inc
(d)
2,109 646
Equifax Inc 719 125
Grand Canyon Education Inc
(d)
263 45
H&R Block Inc 1,054 33
Moody's Corp 4,894 2,260
Morningstar Inc 107,195 18,085
NIQ Global Intelligence Plc
(d)
296,975 3,246
Paylocity Holding Corp
(d)
1,270 134
Quanta Services Inc 65,104 47,381
Rollins Inc 9,427 525
Shift4 Payments Inc
(d),(g)
2,248 100
Toast Inc
(d)
14,848 424
U-Haul Holding Co
(d)
129 7
U-Haul Holding Co 1,308 62
Valvoline Inc
(d)
3,822 127
Verisk Analytics Inc 2,636 486
WEX Inc
(d)
46 7
WillScot Holdings Corp 1,637 37
$ 175,516

Schedule of Investments
LargeCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 10 .94%
Apple Inc 2,342,082 $ 635,524
Crowdstrike Holdings Inc
(d)
7,794 3,474
Dell Technologies Inc 7,894 1,649
Everpure Inc
(d)
135,591 9,688
ExlService Holdings Inc
(d)
4,874 156
Figure Technology Solutions Inc
(d)
122 4
Fortinet Inc
(d)
19,450 1,640
Gartner Inc
(d)
2,143 318
Globant SA
(d)
70 3
KBR Inc 223 8
Kyndryl Holdings Inc
(d)
346 5
Lumentum Holdings Inc
(d)
181 163
NetApp Inc 136,222 15,090
Okta Inc
(d)
2,082 153
Rubrik Inc
(d)
2,897 154
Super Micro Computer Inc
(d)
221,381 6,066
Zscaler Inc
(d)
18,376 2,402
$ 676,497
Consumer Products - 0 .01%
Kimberly-Clark Corp 3,785 373
Cosmetics & Personal Care - 0 .02%
Colgate-Palmolive Co 11,951 1,020
Distribution & Wholesale - 0 .06%
Copart Inc
(d)
25,903 858
Core & Main Inc
(d)
3,479 175
Fastenal Co 29,662 1,333
Pool Corp 237 50
RB Global Inc 412 43
SiteOne Landscape Supply Inc
(d)
507 64
WW Grainger Inc 1,178 1,368
$ 3,891
Diversified Financial Services - 4 .05%
Ally Financial Inc 381,508 16,935
American Express Co 5,568 1,799
Ameriprise Financial Inc 23,845 11,322
Apollo Global Management Inc 9,167 1,180
Ares Management Corp 218,713 25,677
Blue Owl Capital Inc 21,965 214
Brookfield Asset Management Ltd 4,145 199
Charles Schwab Corp/The 4,537 416
Circle Internet Group Inc
(d)
672 61
Coinbase Global Inc
(d)
687 129
Credit Acceptance Corp
(d)
14 7
Freedom Holding Corp/NV
(d),(g)
545 82
Hamilton Lane Inc 61,038 5,614
Houlihan Lokey Inc 700 108
Interactive Brokers Group Inc - A Shares 778 62
Jefferies Financial Group Inc 1,270 61
Lazard Inc 606 29
LPL Financial Holdings Inc 79,451 26,547
Mastercard Inc 128,734 64,743
Rocket Cos Inc
(d)
618,513 9,043
SLM Corp 130,046 3,002
SoFi Technologies Inc
(d)
5,643 91
TPG Inc 4,372 191
Tradeweb Markets Inc 79,686 9,025
UWM Holdings Corp 633 2
Visa Inc 223,686 73,780
XP Inc 1,645 31
$ 250,350
Electric - 0 .18%
NRG Energy Inc 59,513 9,259
Vistra Corp 10,673 1,685
$ 10,944
Electronics - 1 .89%
Amphenol Corp 445,952 65,675
Flex Ltd
(d)
231,820 21,223
Garmin Ltd 103,847 26,080
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Jabil Inc 12,455 $ 4,204
$ 117,182
Energy - Alternate Sources - 0 .00%
Enphase Energy Inc
(d)
4,019 132
Engineering & Construction - 1 .49%
Comfort Systems USA Inc 49,670 91,406
EMCOR Group Inc 482 430
MasTec Inc
(d)
435 171
TopBuild Corp
(d)
73 32
$ 92,039
Entertainment - 0 .04%
Churchill Downs Inc 1,882 190
DraftKings Inc
(d)
15,367 358
Flutter Entertainment PLC
(d)
4,123 445
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
117 9
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
2,055 177
Live Nation Entertainment Inc
(d)
4,926 778
TKO Group Holdings Inc 893 166
Vail Resorts Inc
(g)
956 122
$ 2,245
Environmental Control - 0 .05%
Tetra Tech Inc 1,639 53
Veralto Corp 2,988 263
Waste Management Inc 11,652 2,710
$ 3,026
Food - 0 .32%
Hershey Co/The 64,221 11,928
Performance Food Group Co
(d)
641 58
Sprouts Farmers Market Inc
(d)
3,079 252
Sysco Corp 103,881 7,761
$ 19,999
Healthcare - Products - 1 .34%
Boston Scientific Corp
(d)
8,109 467
Caris Life Sciences Inc
(d)
383,792 7,292
Danaher Corp 48,689 8,713
IDEXX Laboratories Inc
(d)
2,500 1,402
Inspire Medical Systems Inc
(d)
1,039 58
Insulet Corp
(d)
12,917 2,224
Intuitive Surgical Inc
(d)
66,962 30,643
Masimo Corp
(d)
1,399 250
Natera Inc
(d)
70,098 14,451
Penumbra Inc
(d),(g)
1,171 382
Repligen Corp
(d)
308 36
ResMed Inc 1,065 228
Stryker Corp 51,573 16,252
Tempus AI Inc
(d)
3,346 186
Waters Corp
(d)
942 291
$ 82,875
Healthcare - Services - 0 .53%
Chemed Corp 20 9
Cigna Group/The 701 204
DaVita Inc
(d)
1,109 172
HCA Healthcare Inc 1,067 464
Medpace Holdings Inc
(d)
20,812 8,713
Molina Healthcare Inc
(d)
881 171
Sotera Health Co
(d)
328 5
UnitedHealth Group Inc 61,361 22,733
$ 32,471
Home Furnishings - 0 .01%
SharkNinja Inc
(d)
483 56
Somnigroup International Inc 6,410 486
$ 542
Insurance - 0 .06%
Aon PLC 6,102 1,902
Arthur J Gallagher & Co 524 108
Brown & Brown Inc 1,091 66

Schedule of Investments
LargeCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Equitable Holdings Inc 8,937 $ 377
Everest Group Ltd 208 74
Kinsale Capital Group Inc 669 216
Markel Group Inc
(d)
81 144
Marsh & McLennan Cos Inc 1,813 304
Progressive Corp/The 960 193
RLI Corp 101 5
Ryan Specialty Holdings Inc 3,502 122
$ 3,511
Internet - 18 .56%
Airbnb Inc
(d)
13,181 1,850
Alphabet Inc - A Shares 990,308 381,071
Alphabet Inc - C Shares 243,490 92,999
Amazon.com Inc
(d)
1,030,332 273,100
AppLovin Corp
(d)
23,849 10,645
Booking Holdings Inc 103,825 17,480
CDW Corp/DE 319 44
Chewy Inc
(d)
77,114 1,960
Coupang Inc
(d)
41,143 822
DoorDash Inc - Class A
(d)
103,009 17,372
Etsy Inc
(d)
1,812 117
Expedia Group Inc 9,715 2,413
Gen Digital Inc 227,768 4,393
GoDaddy Inc
(d)
4,272 371
Lyft Inc
(d)
315,297 4,462
MercadoLibre Inc
(d)
7,398 13,262
Meta Platforms Inc 315,241 192,899
Netflix Inc
(d)
833,065 77,983
Palo Alto Networks Inc
(d)
25,207 4,520
Pinterest Inc
(d)
9,958 196
Reddit Inc
(d)
82,354 12,125
Robinhood Markets Inc
(d)
3,278 239
Roku Inc
(d)
29,362 3,422
Sea Ltd ADR
(d)
125,129 10,621
Shopify Inc
(d)
59,425 7,198
Spotify Technology SA
(d)
22,756 10,162
Trump Media & Technology Group Corp
(d)
4,094 37
Uber Technologies Inc
(d)
86,799 6,476
Wayfair Inc
(d)
596 38
$ 1,148,277
Iron & Steel - 0 .04%
Carpenter Technology Corp 289 124
Steel Dynamics Inc 9,617 2,199
$ 2,323
Leisure Products & Services - 0 .18%
Carnival Corp 162,208 4,301
Norwegian Cruise Line Holdings Ltd
(d)
12,805 233
Planet Fitness Inc
(d)
2,803 187
Royal Caribbean Cruises Ltd 23,578 6,218
Viking Holdings Ltd
(d)
5,510 451
$ 11,390
Lodging - 0 .63%
Choice Hotels International Inc
(g)
280 28
Hilton Worldwide Holdings Inc 7,180 2,327
Las Vegas Sands Corp 80,665 4,405
Marriott International Inc/MD 65,111 23,550
Travel + Leisure Co 132,793 8,586
Wyndham Hotels & Resorts Inc 2,093 170
$ 39,066
Machinery - Construction & Mining - 2 .36%
BWX Technologies Inc 545 118
Caterpillar Inc 27,490 24,469
GE Vernova Inc 83,539 90,511
Vertiv Holdings Co 94,179 30,937
$ 146,035
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0 .11%
Ingersoll Rand Inc 86,983 $ 6,947
Rockwell Automation Inc 309 126
$ 7,073
Media - 0 .13%
FactSet Research Systems Inc 14,667 3,338
Liberty Broadband Corp - A Shares
(d)
148 6
Liberty Broadband Corp - C Shares
(d)
817 31
Nexstar Media Group Inc 21,967 4,572
$ 7,947
Metal Fabrication & Hardware - 0 .00%
RBC Bearings Inc
(d)
199 119
Mining - 0 .00%
Anglogold Ashanti Plc 2,065 194
Miscellaneous Manufacturers - 1 .80%
3M Co 2,690 394
Axon Enterprise Inc
(d)
128,115 51,471
Fabrinet
(d)
14,695 10,044
Illinois Tool Works Inc 2,980 769
ITT Inc 109,874 23,550
Parker-Hannifin Corp 27,934 25,404
$ 111,632
Oil & Gas - 0 .60%
HF Sinclair Corp 37,639 2,530
Phillips 66 189,882 34,017
Texas Pacific Land Corp 1,796 797
$ 37,344
Oil & Gas Services - 0 .00%
SLB Ltd 3,729 212
Pharmaceuticals - 3 .97%
AbbVie Inc 141,525 29,907
Ascendis Pharma A/S
(d)
268,999 61,703
Bristol-Myers Squibb Co 12,299 745
Cardinal Health Inc 3,772 728
Cencora Inc 5,759 1,774
Corcept Therapeutics Inc
(d)
2,968 138
Dexcom Inc
(d)
12,264 730
Eli Lilly & Co 155,336 145,177
McKesson Corp 3,587 2,924
Neurocrine Biosciences Inc
(d)
2,611 344
Zoetis Inc 11,027 1,268
$ 245,438
Pipelines - 0 .09%
Cheniere Energy Inc 14,043 3,861
Targa Resources Corp 6,693 1,741
Williams Cos Inc/The 2,040 155
$ 5,757
Private Equity - 0 .06%
Blackstone Inc 23,418 2,941
KKR & Co Inc 5,338 557
$ 3,498
Real Estate - 0 .01%
CBRE Group Inc
(d)
1,098 157
CoStar Group Inc
(d)
1,859 64
Jones Lang LaSalle Inc
(d)
431 137
$ 358
REITs - 0 .08%
American Tower Corp 14,762 2,697
Lamar Advertising Co 2,720 375
Public Storage 631 191
Simon Property Group Inc 2,245 457
Sun Communities Inc 9,975 1,275
UDR Inc 875 32
$ 5,027
Retail - 0 .78%
AutoZone Inc
(d)
82 304
BJ's Wholesale Club Holdings Inc
(d)
656 62
Burlington Stores Inc
(d)
1,943 622
Carvana Co
(d)
4,246 1,681

Schedule of Investments
LargeCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Casey's General Stores Inc 188 $ 155
Cava Group Inc
(d)
3,101 290
Chipotle Mexican Grill Inc
(d)
282,022 9,586
Costco Wholesale Corp 14,000 14,203
Darden Restaurants Inc 3,432 688
Domino's Pizza Inc 323 110
Dutch Bros Inc
(d)
3,906 225
Ferguson Enterprises Inc 382 102
Floor & Decor Holdings Inc
(d)
1,150 56
Freshpet Inc
(d)
447 30
Home Depot Inc/The 23,953 7,876
Lithia Motors Inc 125 36
Lululemon Athletica Inc
(d)
1,855 255
McDonald's Corp 1,260 370
Murphy USA Inc 534 314
O'Reilly Automotive Inc
(d)
24,351 2,420
Restaurant Brands International Inc 6,854 553
RH
(d)
53 7
Ross Stores Inc 1,978 451
Starbucks Corp 4,735 499
Texas Roadhouse Inc 2,061 332
TJX Cos Inc/The 17,655 2,767
Tractor Supply Co 16,698 586
Ulta Beauty Inc
(d)
347 186
Walmart Inc 13,644 1,800
Wendy's Co/The
(g)
1,603 11
Williams-Sonoma Inc 543 98
Wingstop Inc 8,511 1,396
Yum! Brands Inc 2,950 471
$ 48,542
Semiconductors - 22 .11%
Advanced Micro Devices Inc
(d)
95,482 33,847
Applied Materials Inc 29,445 11,616
Astera Labs Inc
(d)
4,058 790
Broadcom Inc 900,040 375,704
Entegris Inc 93,543 13,225
KLA Corp 8,775 15,359
Lam Research Corp 119,981 30,938
Lattice Semiconductor Corp
(d)
131,813 16,118
MACOM Technology Solutions Holdings Inc
(d)
520 146
Marvell Technology Inc 1,884 311
Monolithic Power Systems Inc 1,460 2,357
NVIDIA Corp 4,057,449 809,746
Onto Innovation Inc
(d)
3,511 1,036
QUALCOMM Inc 7,644 1,373
Taiwan Semiconductor Manufacturing Co Ltd ADR 74,422 29,476
Texas Instruments Inc 51,834 14,570
Tower Semiconductor Ltd
(d)
48,818 10,791
$ 1,367,403
Software - 11 .71%
Adobe Inc
(d)
23,234 5,718
Appfolio Inc
(d)
746 125
Atlassian Corp
(d)
5,227 359
Autodesk Inc
(d)
6,705 1,589
Bentley Systems Inc 4,971 162
Broadridge Financial Solutions Inc 12,107 1,865
Bullish
(d),(g)
101 4
Cadence Design Systems Inc
(d)
40,623 13,389
Cloudflare Inc
(d)
9,888 2,027
Datadog Inc
(d)
96,430 12,747
Docusign Inc
(d)
4,719 217
DoubleVerify Holdings Inc
(d)
1,321 15
Doximity Inc
(d)
4,533 111
Dropbox Inc - A Shares
(d)
1,553 38
Duolingo Inc
(d)
1,291 142
Dynatrace Inc
(d)
9,372 339
Elastic NV
(d)
2,914 135
Fair Isaac Corp
(d)
602 617
Figma Inc
(d)
187,918 3,326
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Fiserv Inc
(d)
4,651 $ 291
Gitlab Inc
(d)
4,802 106
Guidewire Software Inc
(d)
2,673 370
HubSpot Inc
(d)
60,840 13,492
Intuit Inc 71,785 27,889
Magic Leap Inc
(d),(e),(f)
10,706 —
Manhattan Associates Inc
(d)
1,841 254
Microsoft Corp 1,194,543 487,111
MongoDB Inc
(d)
41,255 10,348
MSCI Inc 2,932 1,734
nCino Inc
(d)
345 6
Nutanix Inc
(d)
2,310 94
Oracle Corp 91,539 14,774
Palantir Technologies Inc
(d)
183,239 25,490
Paychex Inc 3,193 296
Paycom Software Inc 926 117
Pegasystems Inc 31,721 1,159
Procore Technologies Inc
(d)
4,076 231
PTC Inc
(d)
486 66
RingCentral Inc 2,720 109
ROBLOX Corp
(d)
224,931 12,429
Salesforce Inc 3,156 557
Samsara Inc
(d)
422,382 12,139
SentinelOne Inc
(d)
7,016 99
ServiceNow Inc
(d)
333,846 29,482
Snowflake Inc - Class A
(d)
193,044 26,345
Strategy Inc
(d)
587 97
Stripe Inc - Class B
(d),(e),(f)
114,126 7,190
Synopsys Inc
(d)
4,402 2,124
Take-Two Interactive Software Inc
(d)
1,916 410
Teradata Corp
(d)
159,162 4,194
Twilio Inc
(d)
820 121
Tyler Technologies Inc
(d)
1,087 371
Unity Software Inc
(d)
373 10
Veeva Systems Inc
(d)
8,541 1,332
Workday Inc
(d)
6,606 809
$ 724,571
Telecommunications - 1 .89%
Arista Networks Inc
(d)
364,609 62,971
AST SpaceMobile Inc
(d)
6,228 460
Ciena Corp
(d)
23,674 12,490
GCI Liberty Inc - Class A
(d)
29 1
GCI Liberty Inc - Class C
(d)
23,218 795
Iridium Communications Inc 100 4
Motorola Solutions Inc 85,734 37,640
T-Mobile US Inc 5,986 1,170
Ubiquiti Inc 1,126 1,140
$ 116,671
Transportation - 0 .95%
CSX Corp 408,840 18,574
Old Dominion Freight Line Inc 375 80
Union Pacific Corp 81,137 21,864
XPO Inc
(d)
84,051 18,502
$ 59,020
TOTAL COMMON STOCKS $ 6,014,286
Total Investments $ 6,193,894
Other Assets and Liabilities -  (0.13)% (8,026)
TOTAL NET ASSETS - 100.00% $ 6,185,868
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $695 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $680 or 0.01% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 154,085 $ 1,470,478 $ 1,484,889 $ 139,674
$ 154,085 $ 1,470,478 $ 1,484,889 $ 139,674
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,932 $ — $ — $ —
$ 1,932 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 5,335 0.09%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 1,506 0.02%
Sila Nano Series F   0.00% 01/07/2021 4,277 1,126 0.02%
Stripe Inc - Class B 12/17/2019 1,791 7,190 0.12%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 8,229 0.13%
Total $ 23,386 0.38%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2026 Long 274 $ 99,239 $ 1,178
Total $ 1,178
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .91 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .45%
iShares Core S&P 500 ETF 81,800 $ 59,065
Money Market Funds - 0 .46%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
696,405 696
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(c)
59,053,409 59,053
$ 59,749
TOTAL INVESTMENT COMPANIES $ 118,814
COMMON STOCKS - 99 .05 % Shares Held Value (000's)
Advertising - 0 .06%
Omnicom Group Inc 66,244 $ 5,082
Trade Desk Inc/The
(d)
92,715 2,187
$ 7,269
Aerospace & Defense - 1 .95%
Boeing Co/The
(d)
165,365 37,874
General Dynamics Corp 53,439 18,399
General Electric Co 220,844 64,029
Howmet Aerospace Inc 84,425 20,519
L3Harris Technologies Inc 39,329 12,607
Lockheed Martin Corp 42,635 22,084
Northrop Grumman Corp 28,093 16,279
RTX Corp 282,639 49,764
TransDigm Group Inc 11,891 13,793
$ 255,348
Agriculture - 0 .69%
Altria Group Inc 353,471 25,680
Archer-Daniels-Midland Co 101,190 7,543
Bunge Global SA 28,498 3,621
Philip Morris International Inc 327,783 54,107
$ 90,951
Airlines - 0 .15%
Delta Air Lines Inc 136,778 9,300
Southwest Airlines Co 103,454 3,923
United Airlines Holdings Inc
(d)
68,103 6,129
$ 19,352
Apparel - 0 .18%
Deckers Outdoor Corp
(d)
29,889 3,055
NIKE Inc 250,890 11,129
Ralph Lauren Corp 8,141 2,920
Tapestry Inc 42,631 6,183
$ 23,287
Automobile Manufacturers - 2 .16%
Cummins Inc 29,095 19,523
Ford Motor Co 825,129 9,967
General Motors Co 190,345 14,636
PACCAR Inc 110,631 13,143
Tesla Inc
(d)
592,206 226,004
$ 283,273
Automobile Parts & Equipment - 0 .02%
Aptiv PLC
(d)
44,797 2,700
Banks - 4 .46%
Bank of America Corp 1,397,206 74,695
Bank of New York Mellon Corp/The 144,917 19,473
Citigroup Inc 367,964 47,092
Citizens Financial Group Inc 89,486 5,821
Fifth Third Bancorp 189,520 9,620
Goldman Sachs Group Inc/The 63,158 58,343
Huntington Bancshares Inc/OH 427,406 7,163
JPMorgan Chase & Co 567,728 177,829
KeyCorp 197,307 4,362
M&T Bank Corp 31,971 6,990
Morgan Stanley 253,328 48,282
Northern Trust Corp 39,236 6,527
PNC Financial Services Group Inc/The 85,045 18,965
Regions Financial Corp 182,772 5,218
State Street Corp 58,764 8,982
Truist Financial Corp 265,832 13,690
US Bancorp 327,311 18,545
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 651,197 $ 53,548
$ 585,145
Beverages - 1 .04%
Brown-Forman Corp - B Shares 35,976 927
Coca-Cola Co/The 815,196 64,205
Constellation Brands Inc 29,571 4,630
Keurig Dr Pepper Inc 286,072 8,410
Molson Coors Beverage Co 35,649 1,524
Monster Beverage Corp
(d)
150,181 11,574
PepsiCo Inc 287,770 45,609
$ 136,879
Biotechnology - 1 .03%
Amgen Inc 113,386 39,260
Biogen Inc
(d)
30,901 5,849
Corteva Inc 141,611 11,472
Gilead Sciences Inc 261,245 34,181
Incyte Corp
(d)
35,197 3,353
Moderna Inc
(d)
73,224 3,364
Regeneron Pharmaceuticals Inc 21,228 15,010
Vertex Pharmaceuticals Inc
(d)
53,487 22,859
$ 135,348
Building Materials - 0 .72%
Builders FirstSource Inc
(d)
23,283 1,842
Carrier Global Corp 165,441 11,113
CRH PLC 141,137 16,713
Johnson Controls International plc 128,880 18,820
Lennox International Inc 6,722 3,596
Martin Marietta Materials Inc 12,700 7,862
Masco Corp 42,871 3,079
Trane Technologies PLC 46,606 22,955
Vulcan Materials Co 27,821 8,395
$ 94,375
Chemicals - 1 .01%
Air Products and Chemicals Inc 46,882 14,067
Albemarle Corp 24,813 4,881
CF Industries Holdings Inc 32,842 4,079
Dow Inc 151,086 6,117
DuPont de Nemours Inc 86,162 3,934
Ecolab Inc 53,675 13,988
International Flavors & Fragrances Inc 53,925 3,785
Linde PLC 98,326 49,275
LyondellBasell Industries NV 54,220 4,045
Mosaic Co/The 66,835 1,555
PPG Industries Inc 47,251 5,127
Qnity Electronics Inc 44,105 6,204
Sherwin-Williams Co/The 48,545 15,613
$ 132,670
Commercial Services - 1 .13%
Automatic Data Processing Inc 84,781 17,969
Block Inc
(d)
115,319 8,131
Cintas Corp 71,572 12,504
Corpay Inc
(d)
14,731 4,515
Equifax Inc 25,351 4,410
Global Payments Inc 50,107 3,606
Moody's Corp 32,308 14,921
PayPal Holdings Inc 193,861 9,720
Quanta Services Inc 31,402 22,853
Rollins Inc 61,793 3,444
S&P Global Inc 64,435 27,786
United Rentals Inc 13,268 12,735
Verisk Analytics Inc 29,346 5,414
$ 148,008
Computers - 8 .36%
Accenture PLC - Class A 129,561 23,154
Apple Inc 3,091,354 838,839
Cognizant Technology Solutions Corp 100,702 5,327
Crowdstrike Holdings Inc
(d)
53,083 23,662
Dell Technologies Inc 62,577 13,075

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
EPAM Systems Inc
(d)
11,632 $ 1,323
Fortinet Inc
(d)
133,098 11,222
Gartner Inc
(d)
14,833 2,203
Hewlett Packard Enterprise Co 279,799 8,050
HP Inc 193,297 4,032
International Business Machines Corp 196,824 45,462
Leidos Holdings Inc 26,921 4,017
Lumentum Holdings Inc
(d)
15,035 13,566
NetApp Inc 41,704 4,620
Sandisk Corp/DE
(d)
31,082 34,082
Seagate Technology Holdings PLC 45,921 30,934
Super Micro Computer Inc
(d)
105,944 2,903
Western Digital Corp 71,392 31,021
$ 1,097,492
Consumer Products - 0 .13%
Avery Dennison Corp 16,273 2,668
Church & Dwight Co Inc 49,838 4,837
Clorox Co/The 25,460 2,456
Kimberly-Clark Corp 69,890 6,879
$ 16,840
Cosmetics & Personal Care - 0 .74%
Colgate-Palmolive Co 169,729 14,488
Estee Lauder Cos Inc/The 52,053 3,993
Kenvue Inc 403,447 7,072
Procter & Gamble Co/The 489,357 71,980
$ 97,533
Distribution & Wholesale - 0 .22%
Copart Inc
(d)
187,525 6,209
Fastenal Co 241,768 10,863
Pool Corp 6,901 1,472
WW Grainger Inc 9,212 10,698
$ 29,242
Diversified Financial Services - 3 .42%
American Express Co 112,770 36,430
Ameriprise Financial Inc 19,226 9,128
Apollo Global Management Inc 97,772 12,585
Ares Management Corp 43,376 5,092
Blackrock Inc 30,385 32,378
Capital One Financial Corp 131,625 25,180
Cboe Global Markets Inc 22,034 6,612
Charles Schwab Corp/The 351,713 32,231
CME Group Inc 75,929 21,854
Coinbase Global Inc
(d)
46,964 8,819
Franklin Resources Inc 64,696 1,939
Interactive Brokers Group Inc - A Shares 93,778 7,455
Intercontinental Exchange Inc 119,580 18,905
Invesco Ltd 93,491 2,450
Mastercard Inc 171,488 86,245
Nasdaq Inc 94,559 8,691
Raymond James Financial Inc 36,935 5,848
Synchrony Financial 73,191 5,577
T Rowe Price Group Inc 46,029 4,736
Visa Inc 353,983 116,758
$ 448,913
Electric - 2 .20%
AES Corp/The 149,947 2,167
Alliant Energy Corp 54,125 3,974
Ameren Corp 58,198 6,614
American Electric Power Co Inc 113,886 15,615
CenterPoint Energy Inc 137,471 6,001
CMS Energy Corp 64,519 4,951
Consolidated Edison Inc 76,001 8,473
Constellation Energy Corp 65,617 20,538
Dominion Energy Inc 179,805 11,597
DTE Energy Co 43,730 6,633
Duke Energy Corp 163,748 21,214
Edison International 81,022 5,630
Entergy Corp 95,245 11,230
Evergy Inc 48,474 4,016
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Eversource Energy 79,002 $ 5,586
Exelon Corp 215,385 9,906
FirstEnergy Corp 109,474 5,202
NextEra Energy Inc 438,527 42,923
NRG Energy Inc 44,718 6,957
PG&E Corp 462,818 7,692
Pinnacle West Capital Corp 25,202 2,614
PPL Corp 155,764 5,832
Public Service Enterprise Group Inc 105,104 8,583
Sempra 137,432 13,073
Southern Co/The 231,855 22,420
Vistra Corp 67,063 10,585
WEC Energy Group Inc 68,531 8,083
Xcel Energy Inc 124,558 10,332
$ 288,441
Electrical Components & Equipment - 0 .51%
AMETEK Inc 48,472 11,415
Eaton Corp PLC 81,785 35,414
Emerson Electric Co 118,338 16,619
Generac Holdings Inc
(d)
12,354 3,203
$ 66,651
Electronics - 1 .08%
Allegion plc 18,114 2,490
Amphenol Corp 258,829 38,118
Coherent Corp
(d)
39,474 12,620
Fortive Corp 65,991 3,946
Garmin Ltd 34,424 8,645
Honeywell International Inc 133,685 28,653
Hubbell Inc 11,195 5,689
Jabil Inc 22,235 7,504
Keysight Technologies Inc
(d)
36,117 12,638
Mettler-Toledo International Inc
(d)
4,281 5,465
TE Connectivity PLC 61,786 13,078
Trimble Inc
(d)
50,097 3,372
$ 142,218
Energy - Alternate Sources - 0 .03%
First Solar Inc
(d)
22,594 4,562
Engineering & Construction - 0 .19%
Comfort Systems USA Inc 7,414 13,643
EMCOR Group Inc 9,428 8,407
Jacobs Solutions Inc 24,729 3,200
$ 25,250
Entertainment - 0 .06%
Live Nation Entertainment Inc
(d)
33,248 5,251
TKO Group Holdings Inc 13,959 2,598
$ 7,849
Environmental Control - 0 .26%
Pentair PLC 34,457 2,781
Republic Services Inc 42,368 8,864
Veralto Corp 52,282 4,611
Waste Management Inc 78,133 18,170
$ 34,426
Food - 0 .45%
Campbell's Company/The 41,430 861
Conagra Brands Inc 100,727 1,446
General Mills Inc 112,355 3,967
Hershey Co/The 31,199 5,795
Hormel Foods Corp 61,392 1,318
J M Smucker Co/The 22,466 2,202
Kraft Heinz Co/The 179,465 4,067
Kroger Co/The 122,595 8,345
McCormick & Co Inc/MD 53,397 2,715
Mondelez International Inc 269,912 16,584
Sysco Corp 100,846 7,534
Tyson Foods Inc 59,394 3,805
$ 58,639
Forest Products & Paper - 0 .03%
International Paper Co 111,186 3,382

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .09%
Atmos Energy Corp 34,833 $ 6,617
NiSource Inc 100,761 4,865
$ 11,482
Hand & Machine Tools - 0 .05%
Snap-on Inc 10,932 4,191
Stanley Black & Decker Inc 32,613 2,549
$ 6,740
Healthcare - Products - 2 .02%
Abbott Laboratories 366,147 33,242
Agilent Technologies Inc 59,554 6,881
Align Technology Inc
(d)
14,049 2,473
Baxter International Inc 108,333 1,904
Bio-Techne Corp 32,942 1,822
Boston Scientific Corp
(d)
312,273 17,990
Cooper Cos Inc/The
(d)
41,266 2,596
Danaher Corp 132,476 23,707
Edwards Lifesciences Corp
(d)
122,191 10,203
GE HealthCare Technologies Inc 95,965 5,839
IDEXX Laboratories Inc
(d)
16,817 9,431
Insulet Corp
(d)
14,813 2,550
Intuitive Surgical Inc
(d)
74,781 34,221
Medtronic PLC 269,949 21,858
ResMed Inc 30,674 6,558
Revvity Inc 23,872 2,068
Solventum Corp
(d)
31,043 2,091
STERIS PLC 20,650 4,479
Stryker Corp 72,524 22,854
Thermo Fisher Scientific Inc 79,114 37,892
Waters Corp
(d)
20,651 6,386
West Pharmaceutical Services Inc 15,148 4,508
Zimmer Biomet Holdings Inc 41,730 3,440
$ 264,993
Healthcare - Services - 1 .14%
Centene Corp
(d)
98,369 5,281
Charles River Laboratories International Inc
(d)
10,362 1,730
Cigna Group/The 55,476 16,120
DaVita Inc
(d)
7,032 1,091
Elevance Health Inc 46,473 17,493
HCA Healthcare Inc 32,963 14,321
Humana Inc 25,389 6,003
IQVIA Holdings Inc
(d)
35,711 5,656
Labcorp Holdings Inc 17,455 4,483
Quest Diagnostics Inc 23,162 4,498
UnitedHealth Group Inc 190,740 70,665
Universal Health Services Inc 11,630 1,957
$ 149,298
Home Builders - 0 .16%
DR Horton Inc 56,730 8,729
Lennar Corp - A Shares 45,432 4,103
NVR Inc
(d)
590 3,726
PulteGroup Inc 40,458 4,950
$ 21,508
Insurance - 2 .96%
Aflac Inc 98,296 11,173
Allstate Corp/The 54,745 11,894
American International Group Inc 112,979 8,451
Aon PLC 45,166 14,076
Arch Capital Group Ltd
(d)
75,270 7,110
Arthur J Gallagher & Co 54,109 11,168
Assurant Inc 10,544 2,491
Berkshire Hathaway Inc - Class B
(d)
386,126 182,869
Brown & Brown Inc 61,645 3,708
Chubb Ltd 76,589 25,045
Cincinnati Financial Corp 32,851 5,375
Erie Indemnity Co 5,349 1,171
Everest Group Ltd 8,572 3,058
Globe Life Inc 16,762 2,586
Hartford Insurance Group Inc/The 58,725 8,034
Loews Corp 35,577 4,006
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 101,940 $ 17,096
MetLife Inc 115,906 9,284
Principal Financial Group Inc 41,656 4,204
Progressive Corp/The 123,413 24,841
Prudential Financial Inc 73,277 7,189
Travelers Cos Inc/The 45,531 13,893
W R Berkley Corp 62,738 4,193
Willis Towers Watson PLC 20,019 5,129
$ 388,044
Internet - 14 .83%
Airbnb Inc
(d)
89,188 12,518
Alphabet Inc - A Shares 1,225,919 471,734
Alphabet Inc - C Shares 984,752 376,116
Amazon.com Inc
(d)
2,056,973 545,221
AppLovin Corp
(d)
57,064 25,471
Booking Holdings Inc 169,721 28,574
CDW Corp/DE 27,414 3,753
DoorDash Inc - Class A
(d)
78,715 13,275
eBay Inc 95,175 9,849
Expedia Group Inc 24,637 6,119
F5 Inc
(d)
11,899 3,854
Gen Digital Inc 116,054 2,239
GoDaddy Inc
(d)
28,456 2,470
Meta Platforms Inc 460,547 281,813
Netflix Inc
(d)
889,045 83,224
Palo Alto Networks Inc
(d)
170,151 30,511
Robinhood Markets Inc
(d)
166,415 12,130
Uber Technologies Inc
(d)
433,370 32,334
VeriSign Inc 17,377 4,669
$ 1,945,874
Iron & Steel - 0 .13%
Nucor Corp 48,189 10,857
Steel Dynamics Inc 28,904 6,609
$ 17,466
Leisure Products & Services - 0 .17%
Carnival Corp 242,179 6,420
Norwegian Cruise Line Holdings Ltd
(d)
95,861 1,743
Royal Caribbean Cruises Ltd 52,976 13,973
$ 22,136
Lodging - 0 .30%
Hilton Worldwide Holdings Inc 48,282 15,647
Las Vegas Sands Corp 63,662 3,477
Marriott International Inc/MD 46,313 16,751
MGM Resorts International
(d)
40,400 1,573
Wynn Resorts Ltd 17,777 1,904
$ 39,352
Machinery - Construction & Mining - 1 .33%
Caterpillar Inc 97,976 87,209
GE Vernova Inc 56,755 61,492
Vertiv Holdings Co 80,550 26,460
$ 175,161
Machinery - Diversified - 0 .63%
Deere & Co 53,083 31,312
Dover Corp 28,397 6,429
IDEX Corp 15,760 3,433
Ingersoll Rand Inc 74,944 5,985
Nordson Corp 11,143 3,214
Otis Worldwide Corp 81,851 6,375
Rockwell Automation Inc 23,660 9,675
Westinghouse Air Brake Technologies Corp 35,904 9,690
Xylem Inc/NY 51,293 6,061
$ 82,174
Media - 0 .68%
Charter Communications Inc
(d)
18,131 2,995
Comcast Corp - Class A 755,596 20,431
EchoStar Corp
(d)
28,343 3,490
FactSet Research Systems Inc 7,811 1,778
Fox Corp - A Shares 42,258 2,683

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - B Shares 29,807 $ 1,700
News Corp - A Shares 77,956 2,052
News Corp - B Shares 25,730 784
Paramount Skydance Corp
(e)
65,439 670
Walt Disney Co/The 373,023 38,701
Warner Bros Discovery Inc
(d)
521,867 14,116
$ 89,400
Mining - 0 .33%
Freeport-McMoRan Inc 302,625 17,486
Newmont Corp 229,783 25,526
$ 43,012
Miscellaneous Manufacturers - 0 .55%
3M Co 110,904 16,250
A O Smith Corp 23,672 1,464
Axon Enterprise Inc
(d)
16,616 6,676
Illinois Tool Works Inc 55,223 14,248
Parker-Hannifin Corp 26,580 24,172
Teledyne Technologies Inc
(d)
9,888 6,386
Textron Inc 36,672 3,519
$ 72,715
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
10,357 2,343
Oil & Gas - 2 .73%
APA Corp 74,680 3,042
Chevron Corp 394,710 76,301
ConocoPhillips 257,978 32,449
Coterra Energy Inc 159,745 5,736
Devon Energy Corp 130,605 6,709
Diamondback Energy Inc 39,215 8,064
EOG Resources Inc 114,251 16,060
EQT Corp 131,408 7,895
Expand Energy Corp 50,150 5,123
Exxon Mobil Corp 879,956 135,804
Marathon Petroleum Corp 62,117 15,423
Occidental Petroleum Corp 151,439 9,174
Phillips 66 84,841 15,199
Texas Pacific Land Corp 12,195 5,411
Valero Energy Corp 64,225 16,222
$ 358,612
Oil & Gas Services - 0 .30%
Baker Hughes Co 208,088 14,497
Halliburton Co 176,359 7,460
SLB Ltd 314,865 17,910
$ 39,867
Packaging & Containers - 0 .12%
Amcor PLC 97,291 3,701
Ball Corp 56,428 3,446
Packaging Corp of America 18,819 4,017
Smurfit Westrock PLC 109,999 4,223
$ 15,387
Pharmaceuticals - 4 .27%
AbbVie Inc 372,151 78,643
Becton Dickinson & Co 59,955 8,936
Bristol-Myers Squibb Co 428,812 25,982
Cardinal Health Inc 49,548 9,557
Cencora Inc 40,960 12,616
CVS Health Corp 267,882 22,312
Dexcom Inc
(d)
81,039 4,826
Eli Lilly & Co 166,860 155,947
Henry Schein Inc
(d)
21,069 1,571
Johnson & Johnson 507,443 116,636
McKesson Corp 25,793 21,026
Merck & Co Inc 522,630 57,061
Pfizer Inc 1,197,219 31,966
Viatris Inc 242,524 3,623
Zoetis Inc 88,885 10,219
$ 560,921
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .44%
Kinder Morgan Inc 412,245 $ 13,551
ONEOK Inc 132,494 12,250
Targa Resources Corp 45,199 11,755
Williams Cos Inc/The 257,146 19,623
$ 57,179
Private Equity - 0 .27%
Blackstone Inc 157,647 19,797
KKR & Co Inc 144,536 15,081
$ 34,878
Real Estate - 0 .09%
CBRE Group Inc
(d)
61,181 8,732
CoStar Group Inc
(d)
89,242 3,089
$ 11,821
REITs - 1 .81%
Alexandria Real Estate Equities Inc 32,839 1,330
American Tower Corp 98,575 18,011
AvalonBay Communities Inc 29,814 5,456
BXP Inc 31,047 1,815
Camden Property Trust 21,773 2,287
Crown Castle Inc 91,696 8,141
Digital Realty Trust Inc 68,001 13,664
Equinix Inc 20,692 22,406
Equity Residential 72,393 4,733
Essex Property Trust Inc 13,568 3,571
Extra Space Storage Inc 44,692 6,406
Federal Realty Investment Trust 16,531 1,833
Healthpeak Properties Inc 146,354 2,367
Host Hotels & Resorts Inc 134,668 2,846
Invitation Homes Inc 118,755 3,417
Iron Mountain Inc 62,292 7,848
Kimco Realty Corp 141,940 3,355
Mid-America Apartment Communities Inc 24,615 3,180
Prologis Inc 195,734 27,798
Public Storage 33,259 10,059
Realty Income Corp 193,701 12,443
Regency Centers Corp 34,662 2,698
SBA Communications Corp 22,434 4,962
Simon Property Group Inc 68,479 13,950
UDR Inc 63,325 2,301
Ventas Inc 100,009 8,787
VICI Properties Inc 225,056 6,572
Welltower Inc 146,921 31,932
Weyerhaeuser Co 151,720 3,720
$ 237,888
Retail - 4 .22%
AutoZone Inc
(d)
3,490 12,927
Best Buy Co Inc 41,031 2,482
Carvana Co
(d)
29,779 11,787
Casey's General Stores Inc 7,801 6,414
Chipotle Mexican Grill Inc
(d)
274,245 9,322
Costco Wholesale Corp 93,466 94,824
Darden Restaurants Inc 24,244 4,862
Dollar General Corp 46,348 5,371
Dollar Tree Inc
(d)
38,940 3,781
Domino's Pizza Inc 6,545 2,222
Genuine Parts Co 29,292 3,141
Home Depot Inc/The 209,622 68,924
Lowe's Cos Inc 118,118 28,205
Lululemon Athletica Inc
(d)
22,477 3,095
McDonald's Corp 149,955 44,025
O'Reilly Automotive Inc
(d)
177,278 17,621
Ross Stores Inc 68,107 15,514
Starbucks Corp 239,896 25,268
Target Corp 95,345 12,371
TJX Cos Inc/The 233,827 36,652
Tractor Supply Co 111,263 3,905
Ulta Beauty Inc
(d)
9,343 5,022
Walmart Inc 923,037 121,776
Williams-Sonoma Inc 25,136 4,555

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 58,463 $ 9,334
$ 553,400
Semiconductors - 16 .44%
Advanced Micro Devices Inc
(d)
343,310 121,700
Analog Devices Inc 102,889 41,388
Applied Materials Inc 167,132 65,932
Broadcom Inc 998,353 416,742
Intel Corp
(d)
988,670 93,410
KLA Corp 27,603 48,315
Lam Research Corp 262,949 67,804
Microchip Technology Inc 113,944 10,587
Micron Technology Inc 236,995 122,564
Monolithic Power Systems Inc 10,256 16,557
NVIDIA Corp 5,116,763 1,021,152
NXP Semiconductors NV 52,993 15,558
ON Semiconductor Corp
(d)
82,967 8,364
QUALCOMM Inc 224,674 40,347
Skyworks Solutions Inc 31,661 2,222
Teradyne Inc 32,975 11,326
Texas Instruments Inc 191,099 53,714
$ 2,157,682
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 8,265 3,011
Software - 7 .60%
Adobe Inc
(d)
86,437 21,272
Akamai Technologies Inc
(d)
30,291 3,119
Autodesk Inc
(d)
44,638 10,579
Broadridge Financial Solutions Inc 24,582 3,785
Cadence Design Systems Inc
(d)
57,315 18,890
Datadog Inc
(d)
69,120 9,137
Electronic Arts Inc 47,422 9,597
Fair Isaac Corp
(d)
4,997 5,122
Fidelity National Information Services Inc 109,042 5,074
Fiserv Inc
(d)
113,253 7,095
Intuit Inc 58,597 22,765
Jack Henry & Associates Inc 15,194 2,336
Microsoft Corp 1,563,589 637,600
MSCI Inc 15,473 9,151
Oracle Corp 357,059 57,626
Palantir Technologies Inc
(d)
481,005 66,913
Paychex Inc 68,027 6,301
PTC Inc
(d)
25,055 3,415
Roper Technologies Inc 22,448 7,965
Salesforce Inc 197,301 34,830
ServiceNow Inc
(d)
220,249 19,450
Synopsys Inc
(d)
40,286 19,442
Take-Two Interactive Software Inc
(d)
36,649 7,834
Tyler Technologies Inc
(d)
9,061 3,091
Workday Inc
(d)
44,849 5,490
$ 997,879
Telecommunications - 2 .08%
Arista Networks Inc
(d)
217,432 37,553
AT&T Inc 1,474,085 38,518
Ciena Corp
(d)
29,661 15,648
Cisco Systems Inc 831,965 76,125
Corning Inc 164,396 27,000
Motorola Solutions Inc 34,885 15,316
T-Mobile US Inc 99,766 19,504
Verizon Communications Inc 887,958 42,649
$ 272,313
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 28,072 2,690
Transportation - 0 .93%
CH Robinson Worldwide Inc 24,975 4,541
CSX Corp 391,559 17,788
Expeditors International of Washington Inc 28,220 4,173
FedEx Corp 45,550 18,371
JB Hunt Transport Services Inc 15,735 3,958
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Norfolk Southern Corp 47,287 $ 14,935
Old Dominion Freight Line Inc 38,745 8,230
Union Pacific Corp 124,947 33,671
United Parcel Service Inc 155,606 16,930
$ 122,597
Water - 0 .04%
American Water Works Co Inc 41,096 5,278
TOTAL COMMON STOCKS $ 12,999,144
Total Investments $ 13,117,958
Other Assets and Liabilities -  0.04% 5,295
TOTAL NET ASSETS - 100.00% $ 13,123,253
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $696 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $663 or 0.01% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 273,435 $ 991,840 $ 1,206,222 $ 59,053
$ 273,435 $ 991,840 $ 1,206,222 $ 59,053
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 3,488 $ — $ — $ —
$ 3,488 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2026 Long 175 $ 63,383 $ 1,287
Total $ 1,287
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10 .93 % Shares Held Value (000's)
Exchange-Traded Funds - 8 .08%
Invesco Exchange-Traded Fund Trust - Invesco S&P
500 Pure Value ETF
(a)
1,637,183 $ 182,120
Money Market Funds - 2 .85%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(b),(c)
151,745 151
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(b),(c),(d)
64,160,158 64,160
$ 64,311
TOTAL INVESTMENT COMPANIES $ 246,431
COMMON STOCKS - 88 .99 % Shares Held Value (000's)
Advertising - 0 .01%
Omnicom Group Inc 4,331 $ 332
Aerospace & Defense - 1 .01%
ATI Inc
(e)
1,828 284
Boeing Co/The
(e)
43,180 9,889
Curtiss-Wright Corp 511 368
General Dynamics Corp 14,590 5,023
Hexcel Corp 1,048 98
L3Harris Technologies Inc 2,599 833
Leonardo DRS Inc 663 27
Loar Holdings Inc
(e)
61 4
Lockheed Martin Corp 2,072 1,073
Northrop Grumman Corp 1,861 1,079
RTX Corp 18,533 3,263
StandardAero Inc
(e)
2,900 72
TransDigm Group Inc 634 736
$ 22,749
Agriculture - 0 .27%
Altria Group Inc 23,463 1,705
Archer-Daniels-Midland Co 6,626 494
Bunge Global SA 1,785 227
Darling Ingredients Inc
(e)
1,933 124
Philip Morris International Inc 21,646 3,573
$ 6,123
Airlines - 0 .06%
Alaska Air Group Inc
(e)
1,323 52
American Airlines Group Inc
(e)
8,507 100
Delta Air Lines Inc 9,051 615
Southwest Airlines Co 5,643 214
United Airlines Holdings Inc
(e)
4,498 405
$ 1,386
Apparel - 0 .05%
Birkenstock Holding Plc
(a),(e)
386 15
Columbia Sportswear Co 288 18
Crocs Inc
(e)
701 71
NIKE Inc 16,268 722
PVH Corp 702 64
Ralph Lauren Corp 504 181
Tapestry Inc 218 32
Under Armour Inc - Class A
(e)
1,829 11
Under Armour Inc - Class C
(e)
1,769 11
VF Corp 5,143 97
$ 1,222
Automobile Manufacturers - 0 .17%
Cummins Inc 1,914 1,284
Ford Motor Co 54,007 652
General Motors Co 12,563 966
Lucid Group Inc
(a),(e)
1,203 8
PACCAR Inc 7,115 845
Rivian Automotive Inc
(e)
11,009 181
$ 3,936
Automobile Parts & Equipment - 1 .01%
Allison Transmission Holdings Inc 961 129
Aptiv PLC
(e)
367,148 22,124
Aurora Innovation Inc
(e)
17,077 100
BorgWarner Inc 2,906 166
Gentex Corp 3,055 71
Lear Corp 720 92
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
QuantumScape Corp
(e)
6,853 $ 50
Versigent PLC
(e)
1,119 39
$ 22,771
Banks - 7 .42%
Bank of America Corp 835,516 44,667
Bank of New York Mellon Corp/The 8,867 1,191
Bank of Nova Scotia/The 301,043 23,421
Bank OZK 1,486 72
BOK Financial Corp 280 37
Central BanCo Inc 190 5
Citigroup Inc 19,803 2,534
Citizens Financial Group Inc 5,929 386
Columbia Banking System Inc 4,072 120
Commerce Bancshares Inc/MO 1,886 98
Cullen/Frost Bankers Inc 43,626 6,323
East West Bancorp Inc 1,915 242
Fifth Third Bancorp 12,504 635
First Citizens BancShares Inc/NC 124 246
First Hawaiian Inc 1,894 52
First Horizon Corp 7,052 176
FNB Corp/PA 4,942 88
Goldman Sachs Group Inc/The 3,858 3,564
Huntington Bancshares Inc/OH 27,799 466
JPMorgan Chase & Co 63,639 19,934
KeyCorp 12,851 284
M&T Bank Corp 2,113 462
Morgan Stanley 15,773 3,006
Northern Trust Corp 2,525 420
Pinnacle Financial Partners Inc 2,008 199
PNC Financial Services Group Inc/The 5,395 1,203
Popular Inc 816 123
Prosperity Bancshares Inc 1,303 91
Regions Financial Corp 12,073 345
Southstate Bank Corp 60,521 5,911
State Street Corp 3,851 589
Truist Financial Corp 17,562 904
US Bancorp 21,721 1,231
Webster Financial Corp 2,338 169
Wells Fargo & Co 344,319 28,313
Western Alliance Bancorp 238,824 19,474
Wintrust Financial Corp 919 138
Zions Bancorp NA 2,019 128
$ 167,247
Beverages - 2 .05%
Boston Beer Co Inc/The
(e)
112 27
Brown-Forman Corp - A Shares 424 11
Brown-Forman Corp - B Shares 1,996 51
Coca-Cola Co/The 27,680 2,180
Coca-Cola Consolidated Inc 681 140
Constellation Brands Inc 1,945 305
Keurig Dr Pepper Inc 1,108,350 32,585
Molson Coors Beverage Co 2,275 97
PepsiCo Inc 67,279 10,663
Primo Brands Corp 3,511 72
$ 46,131
Biotechnology - 0 .29%
Amgen Inc 1,963 680
Biogen Inc
(e)
2,006 380
BioMarin Pharmaceutical Inc
(e)
2,668 144
Bio-Rad Laboratories Inc
(e)
258 72
Certara Inc
(e)
1,802 11
Corteva Inc 9,397 761
Exelixis Inc
(e)
767 34
Gilead Sciences Inc 12,644 1,654
Illumina Inc
(e)
2,107 267
Incyte Corp
(e)
1,715 163
Insmed Inc
(e)
169 23
Ionis Pharmaceuticals Inc
(e)
163 12
Moderna Inc
(e)
4,956 228

Schedule of Investments
LargeCap Value Fund III
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Regeneron Pharmaceuticals Inc 1,411 $ 998
Revolution Medicines Inc
(e)
2,477 357
Roivant Sciences Ltd
(e)
5,878 168
Royalty Pharma PLC 5,319 266
Sarepta Therapeutics Inc
(e)
232 5
United Therapeutics Corp
(e)
589 337
Viking Therapeutics Inc
(e)
1,447 45
$ 6,605
Building Materials - 1 .89%
Armstrong World Industries Inc 422 72
Builders FirstSource Inc
(e)
1,510 119
Carlisle Cos Inc 491 175
Carrier Global Corp 10,913 733
CRH PLC 9,311 1,103
Eagle Materials Inc 21,734 4,567
Fortune Brands Innovations Inc 1,684 68
Hayward Holdings Inc
(e)
3,022 45
James Hardie Industries PLC
(e)
526 11
Johnson Controls International plc 233,318 34,072
Louisiana-Pacific Corp 877 63
Martin Marietta Materials Inc 834 516
Masco Corp 2,814 202
Mohawk Industries Inc
(e)
743 78
Owens Corning 1,136 140
Simpson Manufacturing Co Inc 529 101
Trex Co Inc
(e)
1,485 58
Vulcan Materials Co 1,811 547
$ 42,670
Chemicals - 2 .91%
Air Products and Chemicals Inc 99,304 29,796
Albemarle Corp 1,609 317
Ashland Inc 572 30
Axalta Coating Systems Ltd
(e)
603,717 17,170
Celanese Corp 1,522 103
CF Industries Holdings Inc 2,134 265
Dow Inc 9,719 394
DuPont de Nemours Inc 5,697 260
Eastman Chemical Co 1,579 115
Ecolab Inc 2,592 675
Element Solutions Inc 3,135 134
FMC Corp 1,888 29
Huntsman Corp 2,499 36
International Flavors & Fragrances Inc 3,537 248
Linde PLC 6,518 3,266
LyondellBasell Industries NV 3,536 264
Mosaic Co/The 4,394 102
NewMarket Corp 88 59
Olin Corp 1,599 46
PPG Industries Inc 3,127 339
Qnity Electronics Inc 82,092 11,547
RPM International Inc 1,773 181
Sherwin-Williams Co/The 301 97
Solstice Advanced Materials Inc 2,125 174
Westlake Corp 466 54
$ 65,701
Commercial Services - 0 .28%
ADT Inc 6,858 52
Affirm Holdings Inc
(e)
1,551 100
API Group Corp
(e)
4,996 228
Aramark 3,503 160
Automatic Data Processing Inc 409 87
Avis Budget Group Inc
(a),(e)
143 26
Block Inc
(e)
4,589 324
Bright Horizons Family Solutions Inc
(e)
679 55
Clarivate PLC
(e)
5,182 15
Equifax Inc 1,358 236
Euronet Worldwide Inc
(e)
492 36
FTI Consulting Inc
(e)
419 75
Global Payments Inc 3,271 235
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Grand Canyon Education Inc
(e)
305 $ 51
H&R Block Inc 1,609 51
ManpowerGroup Inc 510 15
MarketAxess Holdings Inc 508 80
Morningstar Inc 71 12
NIQ Global Intelligence Plc
(e)
354 4
Paylocity Holding Corp
(e)
55 6
PayPal Holdings Inc 12,975 650
Quanta Services Inc 474 345
Robert Half Inc 1,249 33
S&P Global Inc 4,219 1,819
Service Corp International/US 1,928 156
TransUnion 2,685 191
U-Haul Holding Co
(e)
71 4
U-Haul Holding Co 957 46
United Rentals Inc 882 847
Valvoline Inc
(e)
215 7
Verisk Analytics Inc 807 149
WEX Inc
(e)
434 65
WillScot Holdings Corp 1,671 38
$ 6,198
Computers - 2 .48%
Accenture PLC - Class A 8,542 1,527
Amdocs Ltd 1,479 96
Amentum Holdings Inc
(e)
2,217 58
Apple Inc 28,927 7,849
CACI International Inc
(e)
8,104 4,210
Cognizant Technology Solutions Corp 6,639 351
Crane NXT Co 746 33
Dell Technologies Inc 27,090 5,660
DXC Technology Co
(e)
2,121 24
EPAM Systems Inc
(e)
750 85
Everpure Inc
(e)
694 50
Figure Technology Solutions Inc
(e)
334 12
Genpact Ltd 2,209 77
Globant SA
(e)
595 24
Hewlett Packard Enterprise Co 926,498 26,655
HP Inc 12,781 267
International Business Machines Corp 12,918 2,984
KBR Inc 1,619 61
Kyndryl Holdings Inc
(e)
2,677 37
Leidos Holdings Inc 1,744 260
Lumentum Holdings Inc
(e)
905 817
NetApp Inc 1,678 186
Okta Inc
(e)
1,412 104
Parsons Corp
(e)
710 36
Rubrik Inc
(e)
890 47
SailPoint Inc
(e)
894 10
Sandisk Corp/DE
(e)
1,989 2,181
Science Applications International Corp 626 61
Super Micro Computer Inc
(e)
3,872 106
Western Digital Corp 4,736 2,058
$ 55,926
Consumer Products - 0 .04%
Avery Dennison Corp 1,029 169
Church & Dwight Co Inc 3,316 322
Clorox Co/The 1,664 160
Kimberly-Clark Corp 2,928 288
Reynolds Consumer Products Inc 530 11
$ 950
Cosmetics & Personal Care - 0 .90%
Colgate-Palmolive Co 5,858 500
Coty Inc
(e)
5,135 13
elf Beauty Inc
(e)
806 51
Estee Lauder Cos Inc/The 3,350 257
Kenvue Inc 26,288 461
Perrigo Co PLC 1,594 19
Procter & Gamble Co/The 32,577 4,792

Schedule of Investments
LargeCap Value Fund III
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Unilever PLC ADR 241,605 $ 14,250
$ 20,343
Distribution & Wholesale - 0 .50%
Copart Inc
(e)
924 31
Core & Main Inc
(e)
1,109 56
Fastenal Co 3,034 136
LKQ Corp 3,576 113
Pool Corp 393 84
RB Global Inc 97,326 10,151
SiteOne Landscape Supply Inc
(e)
417 53
Watsco Inc
(a)
503 220
WESCO International Inc 654 228
WW Grainger Inc 81 94
$ 11,166
Diversified Financial Services - 4 .02%
Affiliated Managers Group Inc 380 112
Ally Financial Inc 3,574 159
American Express Co 72,020 23,266
Ameriprise Financial Inc 117 56
Apollo Global Management Inc 1,724 222
Blackrock Inc 2,121 2,260
Brookfield Asset Management Ltd 3,357 161
Capital One Financial Corp 60,109 11,499
Cboe Global Markets Inc 1,458 438
Charles Schwab Corp/The 148,487 13,608
Circle Internet Group Inc
(e)
1,336 121
CME Group Inc 5,006 1,441
Coinbase Global Inc
(e)
2,769 520
Credit Acceptance Corp
(e)
34 17
Evercore Inc - Class A 487 156
Franklin Resources Inc 3,736 112
Freedom Holding Corp/NV
(a),(e)
39 6
Hamilton Lane Inc 156 14
Houlihan Lokey Inc 490 76
Interactive Brokers Group Inc - A Shares 5,622 447
Intercontinental Exchange Inc 56,005 8,853
Invesco Ltd 5,066 133
Janus Henderson Group PLC 1,709 88
Jefferies Financial Group Inc 1,611 78
Lazard Inc 997 48
LPL Financial Holdings Inc 48,710 16,276
Nasdaq Inc 6,213 571
OneMain Holdings Inc 1,639 96
Raymond James Financial Inc 2,482 393
Rocket Cos Inc
(e)
12,915 189
SEI Investments Co 1,424 129
SLM Corp 2,483 57
SoFi Technologies Inc
(e)
14,488 233
Stifel Financial Corp 2,157 170
Synchrony Financial 4,803 366
T Rowe Price Group Inc 3,089 318
TPG Inc 121 5
Tradeweb Markets Inc 1,480 168
UWM Holdings Corp 2,075 7
Virtu Financial Inc 1,131 56
Visa Inc 22,619 7,461
Voya Financial Inc 1,325 109
Western Union Co/The 4,875 44
XP Inc 5,020 96
$ 90,635
Electric - 6 .96%
AES Corp/The 9,885 143
Alliant Energy Corp 3,547 260
Ameren Corp 3,723 423
American Electric Power Co Inc 7,386 1,013
Brookfield Renewable Corp 1,977 72
CenterPoint Energy Inc 8,938 390
Clearway Energy Inc - Class C 1,160 47
CMS Energy Corp 4,111 315
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Consolidated Edison Inc 4,985 $ 556
Constellation Energy Corp 4,317 1,351
Dominion Energy Inc 11,853 765
DTE Energy Co 2,855 433
Duke Energy Corp 10,767 1,395
Edison International 5,276 367
Entergy Corp 389,740 45,954
Evergy Inc 3,173 263
Eversource Energy 5,198 368
Exelon Corp 13,938 641
FirstEnergy Corp 7,512 357
IDACORP Inc 751 111
NextEra Energy Inc 135,956 13,308
OGE Energy Corp 3,063 149
PG&E Corp 1,249,734 20,770
Pinnacle West Capital Corp 248,181 25,741
PPL Corp 10,171 381
Public Service Enterprise Group Inc 6,923 565
Sempra 9,053 861
Southern Co/The 15,295 1,479
Talen Energy Corp
(e)
613 228
WEC Energy Group Inc 71,999 8,492
Xcel Energy Inc 358,095 29,704
$ 156,902
Electrical Components & Equipment - 0 .21%
Acuity Inc 429 125
AMETEK Inc 3,176 748
Eaton Corp PLC 5,434 2,353
Emerson Electric Co 7,846 1,102
Generac Holdings Inc
(e)
807 209
Littelfuse Inc 342 138
Universal Display Corp 611 53
$ 4,728
Electronics - 1 .63%
Allegion plc 1,153 159
Arrow Electronics Inc
(e)
719 135
Avnet Inc 1,125 93
Coherent Corp
(e)
2,434 778
Flex Ltd
(e)
5,074 465
Fortive Corp 360,166 21,534
Garmin Ltd 2,237 562
Honeywell International Inc 8,854 1,898
Hubbell Inc 16,581 8,426
Ingram Micro Holding Corp 305 9
Jabil Inc 513 173
Keysight Technologies Inc
(e)
2,378 832
Mettler-Toledo International Inc
(e)
284 363
nVent Electric PLC 2,274 325
Ralliant Corp 1,576 72
Sensata Technologies Holding PLC 2,020 84
TD SYNNEX Corp 1,039 237
Trimble Inc
(e)
3,286 221
Vontier Corp 2,014 72
Woodward Inc 833 302
$ 36,740
Energy - Alternate Sources - 0 .01%
First Solar Inc
(e)
1,381 279
Engineering & Construction - 0 .06%
AECOM 1,822 153
EMCOR Group Inc 409 365
Everus Construction Group Inc
(e)
708 104
Jacobs Solutions Inc 1,636 212
MasTec Inc
(e)
675 266
TopBuild Corp
(e)
366 162
$ 1,262
Entertainment - 0 .34%
Caesars Entertainment Inc
(e)
2,820 78
Churchill Downs Inc 147 15
Flutter Entertainment PLC
(e)
356 38

Schedule of Investments
LargeCap Value Fund III
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Liberty Live Holdings Inc - A Shares
(e)
204 $ 19
Liberty Live Holdings Inc - C Shares
(e)
671 63
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
152 12
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
1,985 171
Madison Square Garden Sports Corp
(e)
225 77
Penn Entertainment Inc
(e)
1,275 22
TKO Group Holdings Inc 530 99
Vail Resorts Inc
(a)
63 8
Warner Music Group Corp 252,469 7,137
$ 7,739
Environmental Control - 0 .26%
Clean Harbors Inc
(e)
697 218
Pentair PLC 2,246 181
Republic Services Inc 2,789 584
Tetra Tech Inc 2,946 95
Veralto Corp 54,355 4,794
$ 5,872
Food - 0 .53%
Albertsons Cos Inc 4,912 83
Campbell's Company/The
(a)
2,700 56
Conagra Brands Inc 6,627 95
Flowers Foods Inc 2,184 20
General Mills Inc 7,338 259
Hershey Co/The 41,969 7,795
Hormel Foods Corp 4,027 86
Ingredion Inc 879 98
J M Smucker Co/The 1,516 149
Kraft Heinz Co/The 11,755 266
Kroger Co/The 8,057 548
Lamb Weston Holdings Inc 1,969 86
McCormick & Co Inc/MD 3,402 173
Mondelez International Inc 18,012 1,107
Performance Food Group Co
(e)
1,831 166
Pilgrim's Pride Corp 458 15
Post Holdings Inc
(e)
641 67
Seaboard Corp 4 23
Smithfield Foods Inc 439 12
Sysco Corp 3,013 225
Tyson Foods Inc 3,769 242
US Foods Holding Corp
(e)
3,094 289
$ 11,860
Forest Products & Paper - 0 .01%
International Paper Co 7,164 218
Gas - 0 .05%
Atmos Energy Corp 2,202 418
MDU Resources Group Inc 2,823 64
National Fuel Gas Co 1,309 111
NiSource Inc 6,532 315
UGI Corp 2,994 108
$ 1,016
Hand & Machine Tools - 0 .03%
Lincoln Electric Holdings Inc 715 189
MSA Safety Inc 515 86
Snap-on Inc 691 265
Stanley Black & Decker Inc 2,122 166
$ 706
Healthcare - Products - 3 .66%
Abbott Laboratories 24,085 2,187
Agilent Technologies Inc 3,896 450
Align Technology Inc
(e)
900 158
Avantor Inc
(e)
1,148,660 9,304
Baxter International Inc 7,132 125
Bio-Techne Corp 2,150 119
Boston Scientific Corp
(e)
16,957 977
Bruker Corp 1,438 53
Caris Life Sciences Inc
(e)
445 8
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Cooper Cos Inc/The
(e)
2,649 $ 167
Danaher Corp 8,733 1,563
DENTSPLY SIRONA Inc 2,510 29
Edwards Lifesciences Corp
(e)
7,985 667
Envista Holdings Corp
(e)
2,268 59
GE HealthCare Technologies Inc 532,251 32,382
Globus Medical Inc
(e)
1,562 141
Medline Inc
(e)
4,480 199
Medtronic PLC 244,666 19,811
QIAGEN NV 2,819 97
Repligen Corp
(e)
676 80
ResMed Inc 1,552 332
Revvity Inc 1,579 137
Solventum Corp
(e)
2,056 138
STERIS PLC 1,338 290
Stryker Corp 3,559 1,122
Teleflex Inc 647 80
Thermo Fisher Scientific Inc 23,262 11,142
Waters Corp
(e)
906 280
West Pharmaceutical Services Inc 991 295
Zimmer Biomet Holdings Inc 2,727 225
$ 82,617
Healthcare - Services - 2 .05%
Acadia Healthcare Co Inc
(e)
1,225 32
Centene Corp
(e)
6,694 359
Charles River Laboratories International Inc
(e)
680 113
Chemed Corp 176 75
Cigna Group/The 3,376 981
Elevance Health Inc 32,487 12,228
Encompass Health Corp 1,387 139
HCA Healthcare Inc 1,779 773
Humana Inc 1,652 391
IQVIA Holdings Inc
(e)
2,321 367
Labcorp Holdings Inc 1,195 307
Molina Healthcare Inc
(e)
343 67
Quest Diagnostics Inc 1,521 295
Sotera Health Co
(e)
2,968 46
Tenet Healthcare Corp
(e)
1,172 208
UnitedHealth Group Inc 80,024 29,648
Universal Health Services Inc 731 123
$ 46,152
Home Builders - 0 .45%
DR Horton Inc 3,584 552
Lennar Corp - A Shares 98,016 8,851
Lennar Corp - B Shares
(a)
92 8
NVR Inc
(e)
38 240
PulteGroup Inc 2,676 328
Thor Industries Inc 701 55
Toll Brothers Inc 1,283 182
$ 10,216
Home Furnishings - 0 .01%
Dolby Laboratories Inc 841 54
SharkNinja Inc
(e)
962 111
Whirlpool Corp
(a)
874 49
$ 214
Housewares - 0 .00%
Newell Brands Inc 4,606 19
Scotts Miracle-Gro Co/The 552 34
$ 53
Insurance - 4 .52%
Aflac Inc 6,523 741
Allstate Corp/The 3,603 783
American Financial Group Inc/OH 921 123
American International Group Inc 7,485 560
Aon PLC 223 69
Arch Capital Group Ltd
(e)
4,865 460
Arthur J Gallagher & Co 3,283 678
Assurant Inc 679 160
Assured Guaranty Ltd 598 49

Schedule of Investments
LargeCap Value Fund III
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Axis Capital Holdings Ltd 1,034 $ 104
Berkshire Hathaway Inc - Class B
(e)
111,116 52,625
Brighthouse Financial Inc
(e)
827 51
Brown & Brown Inc 3,488 210
Chubb Ltd 5,088 1,664
Cincinnati Financial Corp 2,115 346
CNA Financial Corp 207 10
Corebridge Financial Inc 3,845 106
Everest Group Ltd 29,268 10,442
Fidelity National Financial Inc 3,492 183
First American Financial Corp 1,425 100
Globe Life Inc 1,087 168
Hanover Insurance Group Inc/The 493 92
Hartford Insurance Group Inc/The 3,910 535
Kemper Corp 565 19
Lincoln National Corp 2,371 90
Loews Corp 2,317 261
Markel Group Inc
(e)
142 252
Marsh & McLennan Cos Inc 5,933 995
MetLife Inc 7,672 614
MGIC Investment Corp 3,219 85
Old Republic International Corp 3,182 127
Primerica Inc 443 125
Progressive Corp/The 131,162 26,400
Prudential Financial Inc 4,845 475
Reinsurance Group of America Inc 929 196
RenaissanceRe Holdings Ltd 602 185
RLI Corp 1,078 56
Travelers Cos Inc/The 2,995 914
Unum Group 2,232 179
W R Berkley Corp 3,102 207
White Mountains Insurance Group Ltd 32 71
Willis Towers Watson PLC 1,332 341
$ 101,851
Internet - 6 .00%
Alphabet Inc - A Shares 181,148 69,706
Alphabet Inc - C Shares 23,300 8,899
Amazon.com Inc
(e)
93,336 24,739
Booking Holdings Inc 717 121
CDW Corp/DE 1,679 230
eBay Inc 6,289 651
Etsy Inc
(e)
502 32
F5 Inc
(e)
797 258
Gen Digital Inc 6,819 131
IAC Inc
(e)
848 38
Lyft Inc
(e)
4,493 64
Maplebear Inc
(e)
2,399 102
Match Group Inc 3,276 123
Meta Platforms Inc 19,415 11,880
Pinterest Inc
(e)
4,140 81
Robinhood Markets Inc
(e)
9,118 665
Roku Inc
(e)
1,552 181
Trump Media & Technology Group Corp
(e)
1,091 10
Uber Technologies Inc
(e)
227,417 16,968
VeriSign Inc 1,130 304
Wayfair Inc
(e)
1,119 71
Zillow Group Inc - A Shares
(e)
468 21
Zillow Group Inc - C Shares
(e)
2,298 102
$ 135,377
Iron & Steel - 0 .08%
Carpenter Technology Corp 567 243
Cleveland-Cliffs Inc
(e)
7,801 80
Nucor Corp 3,166 713
Reliance Inc 751 272
Steel Dynamics Inc 1,721 393
$ 1,701
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 1 .89%
Amer Sports Inc
(e)
2,077 $ 73
Brunswick Corp/DE 912 72
Carnival Corp 1,601,461 42,455
Harley-Davidson Inc 1,666 40
Norwegian Cruise Line Holdings Ltd
(e)
641 12
YETI Holdings Inc
(e)
1,022 40
$ 42,692
Lodging - 1 .15%
Boyd Gaming Corp 766 67
Choice Hotels International Inc
(a)
288 28
Hyatt Hotels Corp 559 94
Marriott International Inc/MD 718 260
MGM Resorts International
(e)
2,852 111
Travel + Leisure Co 638 41
Wyndham Hotels & Resorts Inc 116 9
Wynn Resorts Ltd 236,645 25,347
$ 25,957
Machinery - Construction & Mining - 0 .38%
BWX Technologies Inc 1,042 225
Caterpillar Inc 5,634 5,015
Oshkosh Corp 874 137
Vertiv Holdings Co 9,645 3,168
$ 8,545
Machinery - Diversified - 0 .70%
AGCO Corp 863 104
Applied Industrial Technologies Inc 516 158
CNH Industrial NV 12,220 131
Cognex Corp 2,336 130
Crane Co 728 129
Deere & Co 18,518 10,923
Dover Corp 1,855 420
Esab Corp 833 82
Flowserve Corp 1,764 130
Gates Industrial Corp PLC
(e)
3,713 95
Graco Inc 2,282 183
IDEX Corp 1,051 229
Ingersoll Rand Inc 5,437 434
Middleby Corp/The
(e)
664 93
Nordson Corp 726 209
Otis Worldwide Corp 5,376 419
Regal Rexnord Corp 925 199
Rockwell Automation Inc 1,448 592
Toro Co/The 1,373 131
Westinghouse Air Brake Technologies Corp 2,330 629
Xylem Inc/NY 3,318 392
$ 15,812
Media - 0 .27%
Charter Communications Inc
(e)
1,129 186
Comcast Corp - Class A 50,404 1,363
FactSet Research Systems Inc 488 111
Fox Corp - A Shares 2,767 176
Fox Corp - B Shares 2,077 118
Liberty Broadband Corp - A Shares
(e)
194 7
Liberty Broadband Corp - C Shares
(e)
1,247 48
Liberty Global Ltd - A Shares
(e)
2,408 28
Liberty Global Ltd - C Shares
(e)
1,483 17
New York Times Co/The 2,246 178
News Corp - A Shares 5,550 146
News Corp - B Shares 1,733 53
Nexstar Media Group Inc 388 81
Sirius XM Holdings Inc 2,643 71
Versant Media Group Inc 2,117 85
Walt Disney Co/The 24,718 2,565
Warner Bros Discovery Inc
(e)
32,285 873
$ 6,106
Metal Fabrication & Hardware - 0 .34%
Advanced Drainage Systems Inc 46,296 6,910
Mueller Industries Inc 1,494 202
RBC Bearings Inc
(e)
348 209

Schedule of Investments
LargeCap Value Fund III
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware (continued)
Timken Co/The 870 $ 96
Valmont Industries Inc 271 138
$ 7,555
Mining - 1 .10%
Alcoa Corp 3,569 228
Anglogold Ashanti Plc 6,118 573
Freeport-McMoRan Inc 377,154 21,792
MP Materials Corp
(e)
1,981 131
Newmont Corp 15,254 1,695
Royal Gold Inc 1,145 267
Southern Copper Corp 1,125 193
$ 24,879
Miscellaneous Manufacturers - 0 .19%
3M Co 6,202 909
A O Smith Corp 1,582 98
Donaldson Co Inc 1,600 141
Illinois Tool Works Inc 2,686 693
ITT Inc 1,222 262
Parker-Hannifin Corp 1,759 1,599
Teledyne Technologies Inc
(e)
646 417
Textron Inc 2,417 232
$ 4,351
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(e)
731 165
Oil & Gas - 5 .60%
Antero Resources Corp
(e)
4,248 167
APA Corp 4,851 198
Chevron Corp 216,343 41,822
Chord Energy Corp 786 114
ConocoPhillips 17,205 2,164
Coterra Energy Inc 10,367 372
Devon Energy Corp 8,435 433
Diamondback Energy Inc 2,739 563
EOG Resources Inc 7,549 1,061
EQT Corp 8,362 502
Expand Energy Corp 3,137 321
Exxon Mobil Corp 349,765 53,979
HF Sinclair Corp 1,955 131
Marathon Petroleum Corp 4,159 1,033
Matador Resources Co 1,626 103
Occidental Petroleum Corp 9,790 593
Ovintiv Inc 3,936 242
Permian Resources Corp 925,036 19,999
Phillips 66 5,177 928
Range Resources Corp 3,446 150
Valero Energy Corp 4,203 1,062
Viper Energy Inc 2,592 128
Weatherford International PLC 980 108
$ 126,173
Oil & Gas Services - 1 .05%
Baker Hughes Co 13,782 960
Halliburton Co 498,060 21,068
NOV Inc 5,050 103
SLB Ltd 19,094 1,086
TechnipFMC PLC 5,543 419
$ 23,636
Packaging & Containers - 0 .41%
Amcor PLC 6,293 239
AptarGroup Inc 911 113
Ball Corp 3,733 228
Crown Holdings Inc 1,603 158
Graphic Packaging Holding Co 3,683 35
Packaging Corp of America 38,268 8,168
Silgan Holdings Inc 1,188 48
Smurfit Westrock PLC 7,124 273
Sonoco Products Co 1,371 69
$ 9,331
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 4 .05%
Becton Dickinson & Co 3,955 $ 589
BellRing Brands Inc
(e)
1,217 22
Bristol-Myers Squibb Co 22,892 1,387
Cardinal Health Inc 1,620 312
CVS Health Corp 17,416 1,450
Elanco Animal Health Inc
(e)
7,090 159
Henry Schein Inc
(e)
1,415 105
Jazz Pharmaceuticals PLC
(e)
808 164
Johnson & Johnson 68,905 15,838
McKesson Corp 5,412 4,412
Merck & Co Inc 409,766 44,739
Neurocrine Biosciences Inc
(e)
204 27
Organon & Co 3,038 40
Pfizer Inc 79,053 2,111
Sanofi SA ADR 419,157 19,524
Viatris Inc 16,044 240
Zoetis Inc 1,298 149
$ 91,268
Pipelines - 0 .39%
Antero Midstream Corp 4,657 102
Cheniere Energy Inc 1,601 440
DT Midstream Inc 1,379 204
Kinder Morgan Inc 26,932 885
ONEOK Inc 8,673 802
Williams Cos Inc/The 83,981 6,409
$ 8,842
Private Equity - 0 .33%
Carlyle Group Inc/The 3,513 176
KKR & Co Inc 68,873 7,186
$ 7,362
Real Estate - 0 .04%
CBRE Group Inc
(e)
3,656 522
CoStar Group Inc
(e)
4,967 172
Howard Hughes Holdings Inc
(e)
472 29
Jones Lang LaSalle Inc
(e)
496 158
$ 881
REITs - 2 .95%
AGNC Investment Corp 15,282 168
Agree Realty Corp 1,575 121
Alexandria Real Estate Equities Inc 2,388 97
American Homes 4 Rent 4,757 152
Americold Realty Trust Inc 3,831 47
Annaly Capital Management Inc 9,819 225
AvalonBay Communities Inc 1,949 357
Brixmor Property Group Inc 4,239 128
BXP Inc 2,206 129
Camden Property Trust 1,533 161
Cousins Properties Inc 2,323 60
Crown Castle Inc 6,011 534
CubeSmart 3,152 128
Digital Realty Trust Inc 4,789 962
EastGroup Properties Inc 737 148
EPR Properties 1,039 58
Equinix Inc 1,358 1,471
Equity LifeStyle Properties Inc 2,644 167
Equity Residential 5,146 336
Essex Property Trust Inc 859 226
Extra Space Storage Inc 2,932 420
Federal Realty Investment Trust 1,184 131
Fermi Inc
(a),(e)
560 3
First Industrial Realty Trust Inc 1,782 111
Gaming and Leisure Properties Inc 3,654 177
Healthcare Realty Trust Inc 4,804 90
Healthpeak Properties Inc 10,015 162
Highwoods Properties Inc 1,364 33
Host Hotels & Resorts Inc 9,416 199
Invitation Homes Inc 8,389 241
Iron Mountain Inc 4,051 510
Kilroy Realty Corp 1,633 54

Schedule of Investments
LargeCap Value Fund III
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Kimco Realty Corp 9,169 $ 217
Lineage Inc 893 33
Medical Properties Trust Inc 6,304 31
Mid-America Apartment Communities Inc 1,598 206
Millrose Properties Inc 2,131 65
National Storage Affiliates Trust 891 38
NNN REIT Inc 2,629 115
Omega Healthcare Investors Inc 4,002 188
Park Hotels & Resorts Inc 1,796 21
Prologis Inc 70,732 10,045
Public Storage 68,151 20,613
Rayonier Inc 4,145 88
Realty Income Corp 12,678 814
Regency Centers Corp 2,483 193
Rexford Industrial Realty Inc 3,245 117
Rithm Capital Corp 7,697 75
SBA Communications Corp 1,466 324
Simon Property Group Inc 3,480 709
STAG Industrial Inc 2,599 100
Starwood Property Trust Inc 5,063 93
Sun Communities Inc 1,351 173
UDR Inc 4,460 162
Ventas Inc 6,423 564
VICI Properties Inc 723,918 21,139
Vornado Realty Trust 2,456 73
Welltower Inc 9,539 2,073
Weyerhaeuser Co 9,960 244
WP Carey Inc 2,988 218
$ 66,537
Retail - 2 .17%
AutoNation Inc
(e)
370 79
AutoZone Inc
(e)
195 722
Bath & Body Works Inc 2,870 56
Best Buy Co Inc 2,663 161
BJ's Wholesale Club Holdings Inc
(e)
1,631 153
CarMax Inc
(e)
1,971 77
Casey's General Stores Inc 448 368
Darden Restaurants Inc 56 11
Dick's Sporting Goods Inc 885 201
Dillard's Inc
(a)
33 19
Dollar General Corp 2,988 346
Dollar Tree Inc
(e)
2,574 250
Domino's Pizza Inc 304 103
Ferguson Enterprises Inc 2,502 670
Five Below Inc
(e)
721 170
Floor & Decor Holdings Inc
(e)
1,045 51
Freshpet Inc
(e)
436 29
GameStop Corp
(e)
5,705 142
Gap Inc/The 3,319 82
Genuine Parts Co 1,867 200
Home Depot Inc/The 30,467 10,017
Lithia Motors Inc 310 90
Lowe's Cos Inc 7,775 1,857
Lululemon Athletica Inc
(e)
605 83
Macy's Inc 3,718 73
McDonald's Corp 24,626 7,230
MSC Industrial Direct Co Inc 612 63
Ollie's Bargain Outlet Holdings Inc
(e)
852 74
O'Reilly Automotive Inc
(e)
75,372 7,492
Penske Automotive Group Inc 234 40
QXO Inc
(e)
8,930 179
Restaurant Brands International Inc 1,722 139
RH
(e)
124 16
Ross Stores Inc 3,519 802
Starbucks Corp 13,691 1,442
Target Corp 6,270 814
TJX Cos Inc/The 7,760 1,216
Ulta Beauty Inc
(e)
468 252
Walmart Inc 95,134 12,551
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Wendy's Co/The
(a)
1,343 $ 9
Williams-Sonoma Inc 1,339 243
Yum! Brands Inc 2,546 406
$ 48,978
Savings & Loans - 0 .00%
TFS Financial Corp 779 12
Semiconductors - 7 .58%
Advanced Micro Devices Inc
(e)
9,283 3,291
Allegro MicroSystems Inc
(e)
1,713 83
Amkor Technology Inc 1,729 121
Analog Devices Inc 6,791 2,732
Applied Materials Inc 7,889 3,112
Broadcom Inc 19,678 8,214
Cirrus Logic Inc
(e)
712 116
Entegris Inc 219,499 31,033
GLOBALFOUNDRIES Inc 1,709 110
Intel Corp
(e)
61,190 5,781
IPG Photonics Corp
(e)
378 45
Lattice Semiconductor Corp
(e)
295 36
MACOM Technology Solutions Holdings Inc
(e)
664 187
Marvell Technology Inc 10,940 1,807
Microchip Technology Inc 455,568 42,327
Micron Technology Inc 15,497 8,014
MKS Inc 949 269
NXP Semiconductors NV 51,912 15,241
ON Semiconductor Corp
(e)
5,593 564
Onto Innovation Inc
(e)
541 160
Qorvo Inc
(e)
1,169 110
QUALCOMM Inc 177,458 31,868
Skyworks Solutions Inc 2,083 146
Teradyne Inc 2,179 748
Texas Instruments Inc 52,419 14,734
$ 170,849
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 561 204
Software - 2 .95%
Akamai Technologies Inc
(e)
1,931 199
BILL Holdings Inc
(e)
1,081 41
Broadridge Financial Solutions Inc 124 19
Bullish
(a),(e)
270 10
CCC Intelligent Solutions Holdings Inc
(e)
8,399 44
Concentrix Corp
(a)
517 12
Docusign Inc
(e)
619 28
DoubleVerify Holdings Inc
(e)
1,041 11
Dropbox Inc - A Shares
(e)
1,693 41
Electronic Arts Inc 3,469 702
Fair Isaac Corp
(e)
53 54
Fidelity National Information Services Inc 391,199 18,202
Fiserv Inc
(e)
5,324 334
Jack Henry & Associates Inc 1,026 158
Microsoft Corp 19,393 7,908
MongoDB Inc
(e)
963 242
MSCI Inc 15,434 9,128
nCino Inc
(e)
1,072 19
Nutanix Inc
(e)
2,719 111
Oracle Corp 147,320 23,776
Paychex Inc 3,055 283
Paycom Software Inc 296 38
Pegasystems Inc 944 35
PTC Inc
(e)
1,440 196
Roper Technologies Inc 1,494 530
Salesforce Inc 11,248 1,986
SentinelOne Inc
(e)
832 12
SS&C Technologies Holdings Inc 2,819 195
Strategy Inc
(e)
4,075 674
Synopsys Inc
(e)
706 341
Take-Two Interactive Software Inc
(e)
1,645 352
Teradata Corp
(e)
1,102 29
Twilio Inc
(e)
1,627 241

Schedule of Investments
LargeCap Value Fund III
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tyler Technologies Inc
(e)
95 $ 32
UiPath Inc
(e)
5,601 58
Unity Software Inc
(e)
4,276 113
Veeva Systems Inc
(e)
423 66
Zoom Communications Inc
(e)
3,708 360
ZoomInfo Technologies Inc
(e)
2,517 16
$ 66,596
Telecommunications - 1 .36%
AST SpaceMobile Inc
(e)
161 12
AT&T Inc 95,932 2,507
Ciena Corp
(e)
1,963 1,036
Cisco Systems Inc 55,191 5,050
Corning Inc 10,870 1,785
GCI Liberty Inc - Class A
(e)
39 1
GCI Liberty Inc - Class C
(e)
248 8
Iridium Communications Inc 1,219 48
Millicom International Cellular SA 1,389 118
Motorola Solutions Inc 20,849 9,153
T-Mobile US Inc 41,064 8,028
Verizon Communications Inc 58,664 2,818
$ 30,564
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 1,910 183
Mattel Inc
(e)
4,303 65
$ 248
Transportation - 1 .82%
CH Robinson Worldwide Inc 1,606 292
CSX Corp 239,972 10,902
Expeditors International of Washington Inc 1,848 273
FedEx Corp 2,982 1,203
GXO Logistics Inc
(e)
1,563 89
JB Hunt Transport Services Inc 89,821 22,593
Kirby Corp
(e)
751 113
Knight-Swift Transportation Holdings Inc 2,191 142
Landstar System Inc 499 92
Norfolk Southern Corp 3,144 993
Old Dominion Freight Line Inc 2,397 509
Ryder System Inc 547 139
Saia Inc
(e)
359 161
Schneider National Inc 538 17
Union Pacific Corp 7,668 2,066
United Parcel Service Inc 10,165 1,106
XPO Inc
(e)
1,230 271
$ 40,961
Water - 0 .02%
American Water Works Co Inc 2,650 340
Essential Utilities Inc 3,991 153
$ 493
TOTAL COMMON STOCKS $ 2,006,591
Total Investments $ 2,253,022
Other Assets and Liabilities -  0.08% 1,711
TOTAL NET ASSETS - 100.00% $ 2,254,733
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,287 or 0.10% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,322 or
0.10% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 46,181 $ 840,730 $ 822,751 $ 64,160
$ 46,181 $ 840,730 $ 822,751 $ 64,160
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,092 $ — $ — $ —
$ 1,092 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Value Fund III
April 30, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2026 Long 77 $ 27,888 $ 199
Total $ 199
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .02 % Shares Held Value (000's)
Money Market Funds - 0 .02%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
277,992 $ 278
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
3,983,543 3,983
$ 4,261
TOTAL INVESTMENT COMPANIES $ 4,261
COMMON STOCKS - 100 .14 % Shares Held Value (000's)
Aerospace & Defense - 10 .02%
HEICO Corp - Class A 6,152,962 $ 1,286,092
TransDigm Group Inc 1,065,888 1,236,409
$ 2,522,501
Building Materials - 9 .01%
Eagle Materials Inc 226,219 47,531
Martin Marietta Materials Inc 1,537,753 951,977
Vulcan Materials Co 4,200,899 1,267,579
$ 2,267,087
Chemicals - 1 .57%
Air Products and Chemicals Inc 231,265 69,391
Perimeter Solutions Inc
(c),(d)
8,037,118 243,525
Sherwin-Williams Co/The 254,036 81,700
$ 394,616
Commercial Services - 3 .54%
Moody's Corp 538,460 248,688
Sunbelt Rentals Holdings Inc 3,875,870 296,620
Toast Inc
(d)
6,308,060 179,906
Verisk Analytics Inc 898,846 165,828
$ 891,042
Distribution & Wholesale - 3 .70%
Copart Inc
(d)
22,369,951 740,669
Fastenal Co 4,261,899 191,487
$ 932,156
Diversified Financial Services - 5 .94%
Ares Management Corp 2,811,114 330,025
Brookfield Asset Management Ltd 10,179,897 488,737
Brookfield Wealth Solutions Ltd
(d),(e)
232,785 10,505
LPL Financial Holdings Inc 1,988,698 664,484
$ 1,493,751
Electric - 3 .59%
Brookfield Infrastructure Partners LP 18,753,581 672,316
Brookfield Renewable Corp 54,157 1,963
Brookfield Renewable Partners LP 6,959,552 230,431
$ 904,710
Electrical Components & Equipment - 0 .94%
AMETEK Inc 1,001,210 235,785
Electronics - 0 .70%
Mettler-Toledo International Inc
(d)
138,121 176,327
Entertainment - 8 .33%
Liberty Live Holdings Inc - A Shares
(d)
328,587 29,970
Liberty Live Holdings Inc - C Shares
(d)
1,406,360 131,635
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
962,914 76,263
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
6,553,203 563,248
Live Nation Entertainment Inc
(d)
8,195,088 1,294,332
$ 2,095,448
Environmental Control - 0 .68%
Veralto Corp 586,485 51,728
Waste Connections Inc 726,258 119,629
$ 171,357
Healthcare - Products - 1 .76%
IDEXX Laboratories Inc
(d)
423,782 237,657
Waters Corp
(d)
664,100 205,360
$ 443,017
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .95%
Lennar Corp - A Shares 2,192,284 $ 197,963
Lennar Corp - B Shares 38,354 3,390
NVR Inc
(d)
45,958 290,265
$ 491,618
Insurance - 7 .43%
Arch Capital Group Ltd
(d)
2,014,084 190,250
Arthur J Gallagher & Co 2,085,068 430,358
Brown & Brown Inc 11,364,506 683,575
Markel Group Inc
(d)
221,038 391,783
Ryan Specialty Holdings Inc 3,118,796 108,441
W R Berkley Corp 993,439 66,392
$ 1,870,799
Lodging - 5 .83%
Hilton Worldwide Holdings Inc 3,075,863 996,795
Hyatt Hotels Corp 2,813,566 471,469
$ 1,468,264
Machinery - Diversified - 0 .45%
Graco Inc 1,412,947 113,417
Private Equity - 9 .35%
Brookfield Corp 28,083,454 1,267,126
KKR & Co Inc 10,401,420 1,085,284
$ 2,352,410
Real Estate - 5 .53%
CBRE Group Inc
(d)
7,299,942 1,041,921
CoStar Group Inc
(d)
10,089,233 349,188
Seaport Entertainment Group Inc
(d)
16,686 372
$ 1,391,481
REITs - 0 .03%
Millrose Properties Inc 215,534 6,610
Retail - 5 .77%
Domino's Pizza Inc 426 145
Floor & Decor Holdings Inc
(d)
4,927,654 238,498
O'Reilly Automotive Inc
(d)
10,367,009 1,030,481
Ross Stores Inc 797,949 181,765
$ 1,450,889
Semiconductors - 2 .21%
Entegris Inc 3,933,315 556,092
Software - 11 .59%
Appfolio Inc
(d)
1,176,049 196,506
CCC Intelligent Solutions Holdings Inc
(d)
570,128 2,987
Constellation Software Inc/Canada 236,638 431,635
Constellation Software Inc/Canada - Warrants
(d),(f)
143,533 —
Fair Isaac Corp
(d)
279,942 286,941
Guidewire Software Inc
(d)
782,191 108,247
Jack Henry & Associates Inc 181,999 27,982
Lumine Group Inc
(d)
359,888 5,387
MSCI Inc 861,264 509,360
Procore Technologies Inc
(d)
2,475,796 140,081
Roper Technologies Inc 636,802 225,944
Topicus.com Inc
(d)
769,746 53,513
Tyler Technologies Inc
(d)
1,382,501 471,626
Veeva Systems Inc
(d)
2,919,015 455,279
$ 2,915,488
Transportation - 0 .22%
Old Dominion Freight Line Inc 263,662 56,010
TOTAL COMMON STOCKS $ 25,200,875
Total Investments $ 25,205,136
Other Assets and Liabilities -  (0.16)% (39,427)
TOTAL NET ASSETS - 100.00% $ 25,165,709

Schedule of Investments
MidCap Fund
April 30, 2026 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,258 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,872 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Perimeter Solutions Inc $ 191,086 $ 7,276 $ 11,942 $ 243,525
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 122,581 2,663,990 2,782,588 3,983
$ 313,667 $ 2,671,266 $ 2,794,530 $ 247,508
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions Inc $ — $ 4,045 $ — $ 53,060
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 148 — — —
$ 148 $ 4,045 $ — $ 53,060
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .11 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .42%
iShares Core S&P Mid-Cap ETF 75,100 $ 5,465
Money Market Funds - 1 .69%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
1,095,947 1,096
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
21,238,253 21,239
$ 22,335
TOTAL INVESTMENT COMPANIES $ 27,800
COMMON STOCKS - 99 .18 % Shares Held Value (000's)
Aerospace & Defense - 2 .49%
AeroVironment Inc
(d)
12,170 $ 2,373
ATI Inc
(d)
51,976 8,080
Curtiss-Wright Corp 14,105 10,158
Hexcel Corp 29,026 2,725
Kratos Defense & Security Solutions Inc
(d)
70,625 4,453
Moog Inc 10,875 3,277
StandardAero Inc
(d)
72,553 1,804
$ 32,870
Agriculture - 0 .29%
Darling Ingredients Inc
(d)
60,515 3,887
Airlines - 0 .35%
Alaska Air Group Inc
(d)
43,857 1,715
American Airlines Group Inc
(d)
252,604 2,958
$ 4,673
Apparel - 0 .56%
Capri Holdings Ltd
(d)
45,586 889
Columbia Sportswear Co 9,690 590
Crocs Inc
(d)
19,219 1,960
PVH Corp 17,524 1,603
VF Corp 125,732 2,380
$ 7,422
Automobile Parts & Equipment - 1 .05%
Autoliv Inc 26,293 3,048
BorgWarner Inc 79,210 4,513
Gentex Corp 83,758 1,936
Goodyear Tire & Rubber Co/The
(d)
109,507 775
Lear Corp 19,407 2,467
Visteon Corp 10,438 1,166
$ 13,905
Banks - 5 .95%
Associated Banc-Corp 62,587 1,763
Bank OZK 39,694 1,912
Columbia Banking System Inc 113,016 3,345
Commerce Bancshares Inc/MO 52,426 2,728
Cullen/Frost Bankers Inc 24,179 3,504
East West Bancorp Inc 52,634 6,657
First Financial Bankshares Inc 49,856 1,609
First Horizon Corp 185,541 4,631
Flagstar Bank NA 114,579 1,601
FNB Corp/PA 136,689 2,440
Glacier Bancorp Inc 49,223 2,414
Hancock Whitney Corp 31,468 2,125
Home BancShares Inc/AR 69,985 1,881
International Bancshares Corp 20,689 1,484
Old National Bancorp/IN 132,671 3,180
Pinnacle Financial Partners Inc 57,591 5,698
Prosperity Bancshares Inc 38,653 2,692
Southstate Bank Corp 37,925 3,704
Texas Capital Bancshares Inc 16,902 1,702
UMB Financial Corp 27,315 3,446
United Bankshares Inc/WV 53,386 2,339
Valley National Bancorp 183,127 2,485
Webster Financial Corp 61,682 4,463
Western Alliance Bancorp 39,286 3,203
Wintrust Financial Corp 25,621 3,858
Zions Bancorp NA 56,486 3,582
$ 78,446
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .54%
Boston Beer Co Inc/The
(d)
2,943 $ 698
Celsius Holdings Inc
(d)
61,143 2,052
Coca-Cola Consolidated Inc 21,640 4,438
$ 7,188
Biotechnology - 3 .17%
Arrowhead Pharmaceuticals Inc
(d)
53,570 3,936
BioMarin Pharmaceutical Inc
(d)
73,494 3,962
Bio-Rad Laboratories Inc
(d)
6,956 1,949
Cytokinetics Inc
(d)
46,773 2,992
Exelixis Inc
(d)
99,355 4,417
Halozyme Therapeutics Inc
(d)
44,987 2,864
Illumina Inc
(d)
58,493 7,413
Roivant Sciences Ltd
(d)
172,492 4,921
United Therapeutics Corp
(d)
16,471 9,411
$ 41,865
Building Materials - 2 .33%
AAON Inc 25,888 2,416
Carlisle Cos Inc 15,605 5,544
Eagle Materials Inc 12,025 2,527
Fortune Brands Innovations Inc 45,959 1,863
Knife River Corp
(d)
21,676 2,006
Louisiana-Pacific Corp 24,244 1,750
Owens Corning 31,442 3,878
Simpson Manufacturing Co Inc 15,860 3,025
SPX Technologies Inc
(d)
19,064 4,173
Trex Co Inc
(d)
41,030 1,609
UFP Industries Inc 22,286 1,994
$ 30,785
Chemicals - 1 .48%
Ashland Inc 17,507 932
Axalta Coating Systems Ltd
(d)
81,637 2,322
Cabot Corp 19,978 1,537
NewMarket Corp 2,983 2,015
Olin Corp 43,458 1,238
RPM International Inc 48,995 4,992
Solstice Advanced Materials Inc 60,730 4,977
Westlake Corp 12,758 1,471
$ 19,484
Commercial Services - 3 .48%
API Group Corp
(d)
146,789 6,711
Aramark 100,549 4,594
Avis Budget Group Inc
(d),(e)
6,464 1,168
Booz Allen Hamilton Holding Corp 46,134 3,588
Brink's Co/The 15,894 1,697
Euronet Worldwide Inc
(d)
14,959 1,083
FTI Consulting Inc
(d)
11,577 2,076
Graham Holdings Co 1,299 1,458
Grand Canyon Education Inc
(d)
10,570 1,787
H&R Block Inc 48,492 1,539
Morningstar Inc 8,784 1,482
Paylocity Holding Corp
(d)
16,694 1,761
Service Corp International/US 53,260 4,316
Shift4 Payments Inc
(d),(e)
25,847 1,144
TransUnion 73,604 5,226
UL Solutions Inc 29,554 2,674
Valvoline Inc
(d)
48,705 1,618
WEX Inc
(d)
13,117 1,972
$ 45,894
Computers - 2 .34%
CACI International Inc
(d)
8,450 4,390
Crane NXT Co 18,892 844
Everpure Inc
(d)
119,994 8,574
ExlService Holdings Inc
(d)
60,118 1,917
Genpact Ltd 60,603 2,106
KBR Inc 48,580 1,821
Kyndryl Holdings Inc
(d)
87,438 1,208
Maximus Inc 20,869 1,369
Okta Inc
(d)
64,828 4,775
Parsons Corp
(d)
20,242 1,020

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Qualys Inc
(d)
13,717 $ 1,192
Science Applications International Corp 17,263 1,671
$ 30,887
Cosmetics & Personal Care - 0 .14%
Coty Inc
(d)
141,395 348
elf Beauty Inc
(d)
22,591 1,445
$ 1,793
Distribution & Wholesale - 1 .77%
Core & Main Inc
(d)
72,228 3,638
RB Global Inc 71,037 7,409
Watsco Inc
(e)
13,360 5,850
WESCO International Inc 18,609 6,497
$ 23,394
Diversified Financial Services - 2 .80%
Affiliated Managers Group Inc 10,761 3,171
Ally Financial Inc 107,394 4,767
Evercore Inc - Class A 14,797 4,754
Federated Hermes Inc 28,272 1,642
Hamilton Lane Inc 15,632 1,438
Houlihan Lokey Inc 20,793 3,218
Janus Henderson Group PLC 47,153 2,434
Jefferies Financial Group Inc 63,257 3,050
SEI Investments Co 35,537 3,222
SLM Corp 76,205 1,759
Stifel Financial Corp 58,338 4,598
Voya Financial Inc 35,959 2,947
$ 37,000
Electric - 1 .85%
Black Hills Corp 28,874 2,174
IDACORP Inc 20,675 3,054
Northwestern Energy Group Inc 23,505 1,700
OGE Energy Corp 78,604 3,836
Ormat Technologies Inc 23,252 2,672
Portland General Electric Co 43,032 2,235
Talen Energy Corp
(d)
17,478 6,509
TXNM Energy Inc 37,501 2,215
$ 24,395
Electrical Components & Equipment - 1 .15%
Acuity Inc 11,654 3,377
Belden Inc 15,035 1,691
EnerSys 14,098 3,006
Littelfuse Inc 9,526 3,850
Novanta Inc
(d)
13,685 1,773
Universal Display Corp 16,914 1,473
$ 15,170
Electronics - 4 .64%
Advanced Energy Industries Inc 14,440 5,544
Arrow Electronics Inc
(d)
19,544 3,671
Avnet Inc 31,317 2,584
Flex Ltd
(d)
140,656 12,877
nVent Electric PLC 61,729 8,821
Sensata Technologies Holding PLC 55,730 2,321
TD SYNNEX Corp 28,684 6,545
TTM Technologies Inc
(d)
39,529 6,254
Vicor Corp
(d)
8,691 2,340
Vontier Corp 54,171 1,944
Woodward Inc 22,806 8,278
$ 61,179
Energy - Alternate Sources - 0 .51%
Nextpower Inc
(d)
56,800 6,767
Engineering & Construction - 2 .54%
AECOM 49,461 4,160
Dycom Industries Inc
(d)
11,464 4,747
Exponent Inc 19,085 1,276
Fluor Corp
(d)
61,662 3,290
MasTec Inc
(d)
23,464 9,246
Sterling Infrastructure Inc
(d)
11,751 6,059
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
TopBuild Corp
(d)
10,677 $ 4,727
$ 33,505
Entertainment - 0 .45%
Churchill Downs Inc 25,342 2,559
Vail Resorts Inc 13,686 1,741
Warner Music Group Corp 56,223 1,589
$ 5,889
Environmental Control - 0 .70%
Clean Harbors Inc
(d)
19,215 6,008
Tetra Tech Inc 99,773 3,225
$ 9,233
Food - 1 .93%
Albertsons Cos Inc 141,555 2,385
Flowers Foods Inc 80,787 732
Ingredion Inc 24,100 2,693
Marzetti Company/The 7,763 1,011
Performance Food Group Co
(d)
60,099 5,443
Pilgrim's Pride Corp 16,357 541
Post Holdings Inc
(d)
16,146 1,691
Sprouts Farmers Market Inc
(d)
37,248 3,049
US Foods Holding Corp
(d)
84,369 7,888
$ 25,433
Gas - 1 .11%
National Fuel Gas Co 36,351 3,067
New Jersey Resources Corp 38,578 2,172
ONE Gas Inc 22,952 2,048
Southwest Gas Holdings Inc 24,576 2,312
Spire Inc 22,607 2,061
UGI Corp 82,110 2,963
$ 14,623
Hand & Machine Tools - 0 .60%
Lincoln Electric Holdings Inc 21,050 5,578
MSA Safety Inc 13,943 2,320
$ 7,898
Healthcare - Products - 1 .89%
Avantor Inc
(d)
260,926 2,114
Bruker Corp 42,432 1,558
DENTSPLY SIRONA Inc 76,340 897
Envista Holdings Corp
(d)
62,691 1,626
Globus Medical Inc
(d)
42,619 3,843
Haemonetics Corp
(d)
17,777 1,068
Lantheus Holdings Inc
(d)
25,367 2,147
LivaNova PLC
(d)
20,889 1,255
Masimo Corp
(d)
17,466 3,116
Penumbra Inc
(d),(e)
15,007 4,900
Repligen Corp
(d)
20,242 2,395
$ 24,919
Healthcare - Services - 1 .90%
Chemed Corp 5,419 2,303
Encompass Health Corp 38,491 3,849
Ensign Group Inc/The 22,065 4,119
HealthEquity Inc
(d)
32,683 2,681
Medpace Holdings Inc
(d)
8,577 3,591
Option Care Health Inc
(d)
60,724 1,234
Sotera Health Co
(d)
89,119 1,387
Tenet Healthcare Corp
(d)
33,620 5,955
$ 25,119
Home Builders - 0 .78%
KB Home 24,169 1,281
Taylor Morrison Home Corp
(d)
37,384 2,271
Thor Industries Inc 20,213 1,597
Toll Brothers Inc 36,246 5,152
$ 10,301
Home Furnishings - 0 .68%
Dolby Laboratories Inc 23,292 1,494
Somnigroup International Inc 80,301 6,091
Whirlpool Corp
(e)
24,254 1,360
$ 8,945

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0 .08%
Scotts Miracle-Gro Co/The 17,096 $ 1,072
Insurance - 4 .44%
American Financial Group Inc/OH 26,483 3,529
Brighthouse Financial Inc
(d)
21,876 1,362
CNO Financial Group Inc 36,152 1,607
Corebridge Financial Inc 97,666 2,690
Equitable Holdings Inc 108,378 4,574
Essent Group Ltd 36,517 2,210
Fidelity National Financial Inc 97,573 5,103
First American Financial Corp 38,983 2,734
Hanover Insurance Group Inc/The 13,542 2,542
Kinsale Capital Group Inc 8,454 2,736
MGIC Investment Corp 83,920 2,222
Old Republic International Corp 87,090 3,479
Primerica Inc 12,209 3,434
Reinsurance Group of America Inc 25,139 5,316
RenaissanceRe Holdings Ltd 16,638 5,107
RLI Corp 35,132 1,819
Ryan Specialty Holdings Inc 43,630 1,517
Selective Insurance Group Inc 22,984 1,929
Unum Group 58,318 4,688
$ 58,598
Internet - 0 .90%
Chewy Inc
(d)
91,247 2,320
Hims & Hers Health Inc
(d),(e)
79,689 2,165
Maplebear Inc
(d)
70,303 2,977
Pinterest Inc
(d)
223,972 4,403
$ 11,865
Iron & Steel - 1 .56%
Carpenter Technology Corp 19,055 8,159
Cleveland-Cliffs Inc
(d)
218,208 2,226
Commercial Metals Co 42,428 2,926
Reliance Inc 20,002 7,251
$ 20,562
Leisure Products & Services - 0 .58%
Brunswick Corp/DE 24,881 1,977
Harley-Davidson Inc 45,196 1,080
Planet Fitness Inc
(d)
31,745 2,116
Polaris Inc 20,441 1,355
YETI Holdings Inc
(d)
29,765 1,174
$ 7,702
Lodging - 0 .79%
Boyd Gaming Corp 22,116 1,923
Choice Hotels International Inc
(e)
7,907 783
Hilton Grand Vacations Inc
(d)
22,907 1,076
Hyatt Hotels Corp 15,813 2,650
Travel + Leisure Co 24,607 1,591
Wyndham Hotels & Resorts Inc 28,902 2,352
$ 10,375
Machinery - Construction & Mining - 1 .07%
BWX Technologies Inc 34,976 7,569
Oshkosh Corp 24,197 3,782
Terex Corp 43,496 2,705
$ 14,056
Machinery - Diversified - 3 .54%
AGCO Corp 22,990 2,782
Applied Industrial Technologies Inc 14,270 4,363
Chart Industries Inc
(d)
17,197 3,575
CNH Industrial NV 338,545 3,626
Cognex Corp 63,393 3,519
Crane Co 18,729 3,329
Esab Corp 21,832 2,146
Flowserve Corp 48,596 3,579
Graco Inc 63,425 5,091
Middleby Corp/The
(d)
17,728 2,488
Regal Rexnord Corp 25,401 5,462
Toro Co/The 37,291 3,549
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Watts Water Technologies Inc 10,492 $ 3,149
$ 46,658
Media - 0 .54%
New York Times Co/The 61,809 4,885
Nexstar Media Group Inc 10,905 2,270
$ 7,155
Metal Fabrication & Hardware - 1 .79%
Advanced Drainage Systems Inc 27,416 4,092
Mueller Industries Inc 42,468 5,751
RBC Bearings Inc
(d)
12,095 7,246
Timken Co/The 24,248 2,689
Valmont Industries Inc 7,536 3,829
$ 23,607
Mining - 1 .64%
Alcoa Corp 99,068 6,319
Hecla Mining Co 256,352 4,619
MP Materials Corp
(d)
51,527 3,403
Royal Gold Inc 30,995 7,234
$ 21,575
Miscellaneous Manufacturers - 1 .64%
Avient Corp 35,029 1,299
Donaldson Co Inc 44,123 3,890
Fabrinet
(d)
13,706 9,368
ITT Inc 32,899 7,051
$ 21,608
Oil & Gas - 3 .47%
Antero Resources Corp
(d)
112,127 4,402
Chord Energy Corp 21,754 3,167
CNX Resources Corp
(d)
54,464 2,119
HF Sinclair Corp 59,815 4,020
Matador Resources Co 44,687 2,835
Murphy Oil Corp 51,328 2,144
Ovintiv Inc 106,223 6,538
PBF Energy Inc 31,758 1,377
Permian Resources Corp 283,230 6,123
Range Resources Corp 90,641 3,943
Valaris Ltd
(d)
24,630 2,512
Viper Energy Inc 71,087 3,510
Weatherford International PLC 27,435 3,028
$ 45,718
Oil & Gas Services - 1 .10%
NOV Inc 137,875 2,821
TechnipFMC PLC 154,752 11,695
$ 14,516
Packaging & Containers - 0 .92%
AptarGroup Inc 24,629 3,046
Crown Holdings Inc 42,881 4,216
Graphic Packaging Holding Co 112,904 1,076
Greif Inc - Class A 9,470 618
Silgan Holdings Inc 33,551 1,360
Sonoco Products Co 37,732 1,885
$ 12,201
Pharmaceuticals - 1 .12%
BellRing Brands Inc
(d)
44,863 799
Elanco Animal Health Inc
(d)
190,079 4,252
Jazz Pharmaceuticals PLC
(d)
23,245 4,719
Neurocrine Biosciences Inc
(d)
38,394 5,055
$ 14,825
Pipelines - 0 .65%
Antero Midstream Corp 126,686 2,770
DT Midstream Inc 38,896 5,756
$ 8,526
Private Equity - 0 .38%
Carlyle Group Inc/The 99,271 4,970
Real Estate - 0 .44%
Jones Lang LaSalle Inc
(d)
18,054 5,744

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .03%
Agree Realty Corp 45,844 $ 3,535
American Healthcare REIT Inc 67,870 3,446
American Homes 4 Rent 124,719 3,971
Annaly Capital Management Inc 274,825 6,293
Brixmor Property Group Inc 117,288 3,529
CareTrust REIT Inc 85,465 3,372
COPT Defense Properties 43,217 1,351
Cousins Properties Inc 64,262 1,646
CubeSmart 87,236 3,531
EastGroup Properties Inc 20,370 4,098
EPR Properties 29,128 1,626
Equity LifeStyle Properties Inc 74,153 4,693
First Industrial Realty Trust Inc 50,698 3,144
Gaming and Leisure Properties Inc 108,266 5,247
Healthcare Realty Trust Inc 133,455 2,496
Independence Realty Trust Inc 90,609 1,478
Kilroy Realty Corp 41,706 1,387
Kite Realty Group Trust 82,825 2,167
Lamar Advertising Co 33,229 4,580
National Storage Affiliates Trust 27,077 1,152
NNN REIT Inc 72,662 3,182
Omega Healthcare Investors Inc 113,073 5,311
Park Hotels & Resorts Inc 76,472 877
Rayonier Inc 106,404 2,257
Rexford Industrial Realty Inc 88,072 3,161
Sabra Health Care REIT Inc 96,460 1,993
STAG Industrial Inc 73,082 2,820
Starwood Property Trust Inc 133,172 2,445
Vornado Realty Trust 61,270 1,831
WP Carey Inc 83,835 6,114
$ 92,733
Retail - 5 .00%
Abercrombie & Fitch Co
(d)
17,545 1,497
AutoNation Inc
(d)
9,961 2,116
Bath & Body Works Inc 78,317 1,523
BJ's Wholesale Club Holdings Inc
(d)
50,057 4,700
Burlington Stores Inc
(d)
23,788 7,612
Cava Group Inc
(d)
38,159 3,564
Dick's Sporting Goods Inc 25,401 5,764
Dutch Bros Inc
(d)
48,597 2,795
FirstCash Holdings Inc 14,808 3,231
Five Below Inc
(d)
21,101 4,973
Floor & Decor Holdings Inc
(d)
41,223 1,995
GameStop Corp
(d)
157,678 3,934
Gap Inc/The 86,791 2,134
Lithia Motors Inc 9,276 2,691
Macy's Inc 101,715 1,989
MSC Industrial Direct Co Inc 17,505 1,790
Murphy USA Inc 6,463 3,800
Ollie's Bargain Outlet Holdings Inc
(d)
23,463 2,030
Penske Automotive Group Inc 7,054 1,210
RH
(d)
5,890 777
Texas Roadhouse Inc 25,304 4,074
Wingstop Inc 10,629 1,744
$ 65,943
Semiconductors - 4 .38%
Allegro MicroSystems Inc
(d)
47,493 2,303
Amkor Technology Inc 43,521 3,036
Cirrus Logic Inc
(d)
19,513 3,182
Entegris Inc 58,149 8,221
IPG Photonics Corp
(d)
9,669 1,150
Lattice Semiconductor Corp
(d)
52,327 6,399
MACOM Technology Solutions Holdings Inc
(d)
24,678 6,950
MKS Inc 25,695 7,291
Onto Innovation Inc
(d)
18,994 5,604
Rambus Inc
(d)
41,181 4,740
Silicon Laboratories Inc
(d)
12,607 2,744
SiTime Corp
(d)
8,451 4,751
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Synaptics Inc
(d)
14,816 $ 1,387
$ 57,758
Software - 3 .48%
Appfolio Inc
(d)
9,310 1,556
Bentley Systems Inc 56,974 1,859
BILL Holdings Inc
(d)
33,694 1,280
Blackbaud Inc
(d)
13,695 509
Commvault Systems Inc
(d)
16,823 1,663
Concentrix Corp
(e)
16,731 399
DigitalOcean Holdings Inc
(d)
30,587 2,950
Docusign Inc
(d)
76,616 3,524
Doximity Inc
(d)
51,192 1,251
Dropbox Inc - A Shares
(d)
66,727 1,621
Duolingo Inc
(d)
15,308 1,685
Dynatrace Inc
(d)
114,098 4,131
Guidewire Software Inc
(d)
32,524 4,501
Manhattan Associates Inc
(d)
22,895 3,157
Nutanix Inc
(d)
103,443 4,230
Pegasystems Inc 34,920 1,276
Twilio Inc
(d)
58,000 8,587
UiPath Inc
(d)
163,817 1,687
$ 45,866
Telecommunications - 0 .22%
InterDigital Inc 9,826 2,914
Toys, Games & Hobbies - 0 .14%
Mattel Inc
(d)
118,899 1,793
Transportation - 2 .30%
GXO Logistics Inc
(d)
43,806 2,503
Kirby Corp
(d)
20,734 3,121
Knight-Swift Transportation Holdings Inc 62,104 4,031
Landstar System Inc 13,029 2,398
Ryder System Inc 15,084 3,828
Saia Inc
(d)
10,192 4,574
XPO Inc
(d)
44,814 9,865
$ 30,320
Trucking & Leasing - 0 .20%
GATX Corp 13,657 2,676
Water - 0 .31%
Essential Utilities Inc 108,254 4,135
TOTAL COMMON STOCKS $ 1,308,340
Total Investments $ 1,336,140
Other Assets and Liabilities -  (1.29)% (16,987)
TOTAL NET ASSETS - 100.00% $ 1,319,153
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,106 or
1.30% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $16,815 or 1.27% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 38,184 $ 264,950 $ 281,895 $ 21,239
$ 38,184 $ 264,950 $ 281,895 $ 21,239
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 364 $ — $ — $ —
$ 364 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2026 Long 15 $ 5,477 $ 133
Total $ 133
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .19 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares Russell Mid-Cap Value ETF
(a)
20,800 $ 3,260
Money Market Funds - 3 .06%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(b),(c)
1,463,256 1,463
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(b),(d)
72,611,440 72,611
$ 74,074
TOTAL INVESTMENT COMPANIES $ 77,334
COMMON STOCKS - 96 .60 % Shares Held Value (000's)
Advertising - 0 .01%
Omnicom Group Inc 4,411 $ 338
Aerospace & Defense - 2 .31%
ATI Inc
(e)
1,884 293
Curtiss-Wright Corp 5,740 4,134
Hexcel Corp 1,044 98
Howmet Aerospace Inc 18,930 4,601
L3Harris Technologies Inc 66,836 21,424
Leonardo DRS Inc 97,151 3,947
Loar Holdings Inc
(e)
52 3
StandardAero Inc
(e)
864,486 21,491
$ 55,991
Agriculture - 1 .08%
Archer-Daniels-Midland Co 345,956 25,788
Bunge Global SA 1,822 231
Darling Ingredients Inc
(e)
1,927 124
$ 26,143
Airlines - 0 .06%
Alaska Air Group Inc
(e)
1,343 52
American Airlines Group Inc
(e)
8,590 101
Delta Air Lines Inc 9,228 627
Southwest Airlines Co 5,851 222
United Airlines Holdings Inc
(e)
4,606 415
$ 1,417
Apparel - 0 .02%
Birkenstock Holding Plc
(a),(e)
532 20
Columbia Sportswear Co 359 22
Crocs Inc
(e)
742 76
PVH Corp 643 59
Ralph Lauren Corp 494 177
Tapestry Inc 271 39
Under Armour Inc - Class A
(e)
3,028 19
Under Armour Inc - Class C
(e)
2,923 18
VF Corp 5,088 96
$ 526
Automobile Manufacturers - 0 .09%
Cummins Inc 1,938 1,300
Ford Motor Co 55,060 665
Lucid Group Inc
(a),(e)
2,110 14
Rivian Automotive Inc
(e)
11,177 183
$ 2,162
Automobile Parts & Equipment - 1 .07%
Allison Transmission Holdings Inc 942 127
Aptiv PLC
(e)
3,055 184
Aurora Innovation Inc
(e)
16,484 97
BorgWarner Inc 343,493 19,569
Gentex Corp 246,316 5,693
Lear Corp 742 94
QuantumScape Corp
(e)
6,354 46
Versigent PLC
(e)
1,092 38
$ 25,848
Banks - 2 .10%
Bank of New York Mellon Corp/The 8,999 1,209
Bank OZK 1,590 77
BOK Financial Corp 282 38
Central BanCo Inc 342 9
Citizens Financial Group Inc 6,074 395
Columbia Banking System Inc 4,137 122
Commerce Bancshares Inc/MO 1,904 99
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Cullen/Frost Bankers Inc 871 $ 126
East West Bancorp Inc 1,912 242
Fifth Third Bancorp 12,775 648
First Citizens BancShares Inc/NC 123 244
First Hawaiian Inc 1,860 51
First Horizon Corp 6,796 170
FNB Corp/PA 5,146 92
Huntington Bancshares Inc/OH 28,215 473
KeyCorp 12,988 287
M&T Bank Corp 11,936 2,609
Northern Trust Corp 2,602 433
Pinnacle Financial Partners Inc 2,103 208
Popular Inc 62,164 9,345
Prosperity Bancshares Inc 1,319 92
Regions Financial Corp 12,255 350
Southstate Bank Corp 1,368 134
State Street Corp 3,928 600
Truist Financial Corp 629,000 32,394
Webster Financial Corp 2,251 163
Western Alliance Bancorp 1,241 101
Wintrust Financial Corp 929 140
Zions Bancorp NA 2,025 128
$ 50,979
Beverages - 0 .03%
Boston Beer Co Inc/The
(e)
117 28
Brown-Forman Corp - A Shares 699 18
Brown-Forman Corp - B Shares 2,026 52
Coca-Cola Consolidated Inc 688 141
Constellation Brands Inc 1,993 312
Molson Coors Beverage Co 2,373 102
Primo Brands Corp 3,776 77
$ 730
Biotechnology - 1 .78%
Biogen Inc
(e)
2,051 388
BioMarin Pharmaceutical Inc
(e)
2,665 144
Bio-Rad Laboratories Inc
(e)
256 72
Certara Inc
(e)
1,690 10
Corteva Inc 9,576 776
Exelixis Inc
(e)
238,561 10,607
Illumina Inc
(e)
2,158 273
Incyte Corp
(e)
108,654 10,351
Insmed Inc
(e)
186 25
Ionis Pharmaceuticals Inc
(e)
158 12
Moderna Inc
(e)
5,077 233
Revolution Medicines Inc
(e)
2,523 364
Roivant Sciences Ltd
(e)
5,984 171
Royalty Pharma PLC 274,658 13,758
Sarepta Therapeutics Inc
(e)
196 4
United Therapeutics Corp
(e)
10,150 5,799
Viking Therapeutics Inc
(e)
1,418 44
$ 43,031
Building Materials - 2 .03%
Amrize Ltd 333,900 17,957
Armstrong World Industries Inc 16,922 2,883
Builders FirstSource Inc
(e)
1,504 119
Carlisle Cos Inc 511 181
Carrier Global Corp 389,200 26,143
Eagle Materials Inc 408 86
Fortune Brands Innovations Inc 1,826 74
Hayward Holdings Inc
(e)
2,916 44
James Hardie Industries PLC
(e)
816 17
Louisiana-Pacific Corp 951 69
Martin Marietta Materials Inc 842 521
Masco Corp 2,930 210
Mohawk Industries Inc
(e)
711 75
Owens Corning 1,132 140
Simpson Manufacturing Co Inc 538 103
Trex Co Inc
(e)
1,509 59

Schedule of Investments
MidCap Value Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Vulcan Materials Co 1,863 $ 562
$ 49,243
Chemicals - 3 .35%
Albemarle Corp 1,639 322
Ashland Inc 727 39
Axalta Coating Systems Ltd
(e)
3,160 90
Celanese Corp 1,574 107
CF Industries Holdings Inc 115,376 14,329
Dow Inc 10,013 405
DuPont de Nemours Inc 503,930 23,010
Eastman Chemical Co 1,599 117
Element Solutions Inc 3,162 135
FMC Corp 1,844 28
Huntsman Corp 2,468 35
International Flavors & Fragrances Inc 3,599 253
LyondellBasell Industries NV 3,599 269
Mosaic Co/The 4,453 104
NewMarket Corp 16,421 11,094
Olin Corp 1,623 46
PPG Industries Inc 3,159 343
Qnity Electronics Inc 2,943 414
RPM International Inc 294,878 30,045
Westlake Corp 472 54
$ 81,239
Commercial Services - 2 .78%
ADT Inc 7,216 54
Affirm Holdings Inc
(e)
1,631 105
API Group Corp
(e)
5,043 231
Aramark 382,792 17,490
Avis Budget Group Inc
(a),(e)
177 32
Block Inc
(e)
4,772 337
Bright Horizons Family Solutions Inc
(e)
29,608 2,402
Clarivate PLC
(e)
5,188 15
Equifax Inc 1,404 244
Euronet Worldwide Inc
(e)
551 40
FTI Consulting Inc
(e)
125,838 22,563
Global Payments Inc 3,309 238
Grand Canyon Education Inc
(e)
57,219 9,674
H&R Block Inc 1,572 50
ManpowerGroup Inc 738 22
MarketAxess Holdings Inc 39,924 6,276
Morningstar Inc 32,927 5,555
NIQ Global Intelligence Plc
(e)
300 3
Paylocity Holding Corp
(e)
47 5
Quanta Services Inc 462 336
Robert Half Inc 1,398 37
Service Corp International/US 1,920 156
TransUnion 2,744 195
U-Haul Holding Co
(e)
86 4
U-Haul Holding Co 886 42
United Rentals Inc 892 856
Valvoline Inc
(e)
183 6
Verisk Analytics Inc 770 142
WEX Inc
(e)
441 66
WillScot Holdings Corp 1,875 42
$ 67,218
Computers - 1 .28%
Amdocs Ltd 1,479 96
Amentum Holdings Inc
(e)
2,250 59
CACI International Inc
(e)
38,101 19,795
Cognizant Technology Solutions Corp 6,833 361
Crane NXT Co 777 35
DXC Technology Co
(e)
2,697 30
EPAM Systems Inc
(e)
763 87
Everpure Inc
(e)
635 45
Figure Technology Solutions Inc
(e)
431 15
Genpact Ltd 2,241 78
Globant SA
(e)
551 23
Hewlett Packard Enterprise Co 18,777 540
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
HP Inc 179,337 $ 3,741
KBR Inc 1,644 62
Kyndryl Holdings Inc
(e)
3,208 44
Leidos Holdings Inc 1,784 266
Lumentum Holdings Inc
(e)
915 826
NetApp Inc 1,678 186
Okta Inc
(e)
1,408 104
Parsons Corp
(e)
746 38
Rubrik Inc
(e)
814 43
SailPoint Inc
(e)
1,282 15
Sandisk Corp/DE
(e)
2,012 2,206
Science Applications International Corp 636 61
Super Micro Computer Inc
(e)
4,085 112
Western Digital Corp 4,799 2,085
$ 30,953
Consumer Products - 0 .03%
Avery Dennison Corp 1,065 175
Church & Dwight Co Inc 3,393 329
Clorox Co/The 1,704 165
Reynolds Consumer Products Inc 874 18
$ 687
Cosmetics & Personal Care - 0 .49%
Coty Inc
(e)
4,879 12
elf Beauty Inc
(e)
818 52
Estee Lauder Cos Inc/The 147,443 11,310
Kenvue Inc 26,803 470
Perrigo Co PLC 2,184 26
$ 11,870
Distribution & Wholesale - 0 .05%
Core & Main Inc
(e)
1,125 57
Fastenal Co 2,855 128
LKQ Corp 3,644 115
Pool Corp 373 80
RB Global Inc 2,444 255
SiteOne Landscape Supply Inc
(e)
424 53
Watsco Inc
(a)
491 215
WESCO International Inc 671 234
WW Grainger Inc 93 108
$ 1,245
Diversified Financial Services - 3 .09%
Affiliated Managers Group Inc 20,369 6,002
Ally Financial Inc 3,405 151
Ameriprise Financial Inc 119 57
Cboe Global Markets Inc 1,473 442
Circle Internet Group Inc
(e)
1,333 121
Coinbase Global Inc
(e)
2,827 531
Credit Acceptance Corp
(e)
48 24
Evercore Inc - Class A 7,473 2,401
Franklin Resources Inc 3,779 113
Freedom Holding Corp/NV
(a),(e)
34 5
Hamilton Lane Inc 199 18
Houlihan Lokey Inc 467 72
Invesco Ltd 5,146 135
Janus Henderson Group PLC 1,729 89
Jefferies Financial Group Inc 1,633 79
Lazard Inc 1,048 51
LPL Financial Holdings Inc 23,900 7,986
Nasdaq Inc 6,399 588
OneMain Holdings Inc 1,643 97
Raymond James Financial Inc 233,135 36,910
Rocket Cos Inc
(e)
13,139 192
SEI Investments Co 30,129 2,732
SLM Corp 2,467 57
SoFi Technologies Inc
(e)
14,641 236
Stifel Financial Corp 2,078 164
Synchrony Financial 4,900 373
T Rowe Price Group Inc 3,045 313
TPG Inc 103 4
Tradeweb Markets Inc 1,480 168

Schedule of Investments
MidCap Value Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
UWM Holdings Corp 3,281 $ 12
Virtu Financial Inc 201,533 10,008
Voya Financial Inc 1,323 108
Western Union Co/The 4,794 44
XP Inc 231,788 4,441
$ 74,724
Electric - 4 .98%
AES Corp/The 10,082 146
Alliant Energy Corp 512,008 37,597
Ameren Corp 3,793 431
Brookfield Renewable Corp 2,014 73
CenterPoint Energy Inc 9,217 402
Clearway Energy Inc - Class C 1,661 67
CMS Energy Corp 388,181 29,790
Consolidated Edison Inc 99,015 11,039
DTE Energy Co 2,922 443
Edison International 196,544 13,658
Entergy Corp 6,309 744
Evergy Inc 3,247 269
Eversource Energy 58,445 4,132
Exelon Corp 178,195 8,195
FirstEnergy Corp 7,761 369
IDACORP Inc 731 108
NRG Energy Inc 17,154 2,669
OGE Energy Corp 2,952 144
PG&E Corp 30,934 514
Pinnacle West Capital Corp 25,418 2,636
PPL Corp 10,500 393
Public Service Enterprise Group Inc 7,078 578
Talen Energy Corp
(e)
636 237
WEC Energy Group Inc 44,624 5,263
Xcel Energy Inc 8,383 695
$ 120,592
Electrical Components & Equipment - 0 .05%
Acuity Inc 425 123
AMETEK Inc 3,243 764
Generac Holdings Inc
(e)
820 213
Littelfuse Inc 345 139
Universal Display Corp 621 54
$ 1,293
Electronics - 5 .67%
Allegion plc 1,191 164
Arrow Electronics Inc
(e)
749 141
Avnet Inc 181,255 14,956
Coherent Corp
(e)
2,458 786
Flex Ltd
(e)
54,338 4,974
Fortive Corp 4,493 269
Garmin Ltd 2,287 574
Hubbell Inc 56,950 28,940
Ingram Micro Holding Corp 258 8
Jabil Inc 19,387 6,542
Keysight Technologies Inc
(e)
132,278 46,285
Mettler-Toledo International Inc
(e)
288 368
nVent Electric PLC 2,237 320
Ralliant Corp 1,686 77
Sensata Technologies Holding PLC 2,048 85
TD SYNNEX Corp 68,236 15,570
Trimble Inc
(e)
251,941 16,961
Vontier Corp 2,037 73
Woodward Inc 841 305
$ 137,398
Energy - Alternate Sources - 0 .47%
First Solar Inc
(e)
55,873 11,280
Engineering & Construction - 1 .15%
AECOM 32,729 2,753
EMCOR Group Inc 11,127 9,921
Everus Construction Group Inc
(e)
750 111
Jacobs Solutions Inc 1,635 212
MasTec Inc
(e)
688 271
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
TopBuild Corp
(e)
33,167 $ 14,682
$ 27,950
Entertainment - 0 .03%
Caesars Entertainment Inc
(e)
2,862 80
Churchill Downs Inc 147 15
Flutter Entertainment PLC
(e)
386 42
Liberty Live Holdings Inc - A Shares
(e)
297 27
Liberty Live Holdings Inc - C Shares
(e)
727 68
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
251 20
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
2,028 174
Madison Square Garden Sports Corp
(e)
226 77
Penn Entertainment Inc
(e)
1,857 32
TKO Group Holdings Inc 558 104
Vail Resorts Inc
(a)
101 13
$ 652
Environmental Control - 0 .72%
Clean Harbors Inc
(e)
709 222
Pentair PLC 2,297 185
Republic Services Inc 79,600 16,654
Tetra Tech Inc 2,976 96
Veralto Corp 2,119 187
$ 17,344
Food - 2 .09%
Albertsons Cos Inc 5,059 85
Campbell's Company/The
(a)
2,741 57
Conagra Brands Inc 6,740 97
Flowers Foods Inc 2,998 27
General Mills Inc 7,551 267
Hershey Co/The 1,792 333
Hormel Foods Corp 4,285 92
Ingredion Inc 871 97
J M Smucker Co/The 1,441 141
Kraft Heinz Co/The 12,061 273
Kroger Co/The 52,169 3,551
Lamb Weston Holdings Inc 1,898 83
McCormick & Co Inc/MD 3,558 181
Performance Food Group Co
(e)
1,870 169
Pilgrim's Pride Corp 585 20
Post Holdings Inc
(e)
652 68
Seaboard Corp 3 17
Smithfield Foods Inc 724 19
Sysco Corp 39,349 2,940
Tyson Foods Inc 3,902 250
US Foods Holding Corp
(e)
448,463 41,927
$ 50,694
Forest Products & Paper - 0 .01%
International Paper Co 7,431 226
Gas - 0 .04%
Atmos Energy Corp 2,245 426
MDU Resources Group Inc 2,866 65
National Fuel Gas Co 1,302 110
NiSource Inc 6,763 327
UGI Corp 3,006 108
$ 1,036
Hand & Machine Tools - 1 .28%
Lincoln Electric Holdings Inc 114,657 30,385
MSA Safety Inc 517 86
Snap-on Inc 718 275
Stanley Black & Decker Inc 2,167 169
$ 30,915
Healthcare - Products - 1 .29%
Agilent Technologies Inc 4,027 465
Align Technology Inc
(e)
929 163
Avantor Inc
(e)
9,338 76
Baxter International Inc 7,274 128
Bio-Techne Corp 2,166 120

Schedule of Investments
MidCap Value Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Bruker Corp 1,460 $ 54
Caris Life Sciences Inc
(e)
196,272 3,729
Cooper Cos Inc/The
(e)
2,744 173
DENTSPLY SIRONA Inc 3,193 37
Envista Holdings Corp
(e)
2,302 60
GE HealthCare Technologies Inc 6,482 394
Globus Medical Inc
(e)
28,726 2,590
Medline Inc
(e)
4,564 203
QIAGEN NV 2,828 98
Repligen Corp
(e)
647 77
ResMed Inc 1,554 332
Revvity Inc 245,184 21,238
Solventum Corp
(e)
2,070 139
STERIS PLC 1,387 301
Teleflex Inc 620 77
Waters Corp
(e)
942 291
West Pharmaceutical Services Inc 997 297
Zimmer Biomet Holdings Inc 2,790 230
$ 31,272
Healthcare - Services - 5 .22%
Acadia Healthcare Co Inc
(e)
1,374 36
Centene Corp
(e)
161,527 8,672
Charles River Laboratories International Inc
(e)
714 119
Chemed Corp 183 78
Encompass Health Corp 112,951 11,296
Humana Inc 1,699 402
IQVIA Holdings Inc
(e)
2,374 376
Labcorp Holdings Inc 161,374 41,440
Molina Healthcare Inc
(e)
161,625 31,455
Quest Diagnostics Inc 119,855 23,276
Sotera Health Co
(e)
3,139 49
Tenet Healthcare Corp
(e)
1,207 214
Universal Health Services Inc 54,291 9,135
$ 126,548
Home Builders - 0 .07%
DR Horton Inc 3,646 561
Lennar Corp - A Shares 2,891 261
Lennar Corp - B Shares
(a)
137 12
NVR Inc
(e)
38 240
PulteGroup Inc 2,737 335
Thor Industries Inc 712 56
Toll Brothers Inc 1,314 187
$ 1,652
Home Furnishings - 0 .01%
Dolby Laboratories Inc 854 55
SharkNinja Inc
(e)
997 115
Whirlpool Corp
(a)
852 48
$ 218
Housewares - 0 .00%
Newell Brands Inc 6,292 25
Scotts Miracle-Gro Co/The 617 39
$ 64
Insurance - 4 .94%
Allstate Corp/The 25,430 5,525
American Financial Group Inc/OH 134,106 17,873
Arch Capital Group Ltd
(e)
4,971 470
Assurant Inc 685 162
Assured Guaranty Ltd 608 50
Axis Capital Holdings Ltd 1,034 104
Brighthouse Financial Inc
(e)
808 50
Brown & Brown Inc 3,581 215
Cincinnati Financial Corp 2,159 353
CNA Financial Corp 320 15
Corebridge Financial Inc 3,918 108
Everest Group Ltd 490 175
Fidelity National Financial Inc 123,435 6,455
First American Financial Corp 67,595 4,740
Globe Life Inc 1,101 170
Hanover Insurance Group Inc/The 17,654 3,314
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 244,358 $ 33,431
Kemper Corp 821 28
Lincoln National Corp 2,486 94
Loews Corp 2,373 267
Markel Group Inc
(e)
138 245
MGIC Investment Corp 3,264 86
Old Republic International Corp 485,901 19,412
Primerica Inc 442 124
Prudential Financial Inc 4,944 485
Reinsurance Group of America Inc 926 196
RenaissanceRe Holdings Ltd 10,434 3,203
RLI Corp 1,168 60
Unum Group 2,332 187
W R Berkley Corp 3,164 211
White Mountains Insurance Group Ltd 34 76
Willis Towers Watson PLC 85,147 21,815
$ 119,699
Internet - 2 .70%
CDW Corp/DE 108,788 14,894
eBay Inc 6,383 661
Etsy Inc
(e)
598 38
Expedia Group Inc 54,100 13,437
F5 Inc
(e)
59,092 19,140
Gen Digital Inc 6,953 134
IAC Inc
(e)
915 41
Lyft Inc
(e)
603,056 8,534
Maplebear Inc
(e)
162,497 6,881
Match Group Inc 3,314 124
Pinterest Inc
(e)
4,206 83
Robinhood Markets Inc
(e)
9,295 678
Roku Inc
(e)
1,562 182
Trump Media & Technology Group Corp
(e)
1,038 9
VeriSign Inc 1,163 312
Wayfair Inc
(e)
1,168 75
Zillow Group Inc - A Shares
(e)
727 32
Zillow Group Inc - C Shares
(e)
2,318 103
$ 65,358
Iron & Steel - 1 .29%
Carpenter Technology Corp 554 237
Cleveland-Cliffs Inc
(e)
7,920 81
Nucor Corp 3,242 730
Reliance Inc 730 265
Steel Dynamics Inc 130,632 29,870
$ 31,183
Leisure Products & Services - 0 .25%
Amer Sports Inc
(e)
81,790 2,869
Brunswick Corp/DE 921 73
Carnival Corp 114,954 3,048
Harley-Davidson Inc 1,682 40
Norwegian Cruise Line Holdings Ltd
(e)
626 11
YETI Holdings Inc
(e)
1,170 46
$ 6,087
Lodging - 0 .88%
Boyd Gaming Corp 777 68
Choice Hotels International Inc
(a)
298 29
Hilton Worldwide Holdings Inc 64,200 20,805
Hyatt Hotels Corp 571 96
MGM Resorts International
(e)
2,860 111
Travel + Leisure Co 581 38
Wyndham Hotels & Resorts Inc 97 8
Wynn Resorts Ltd 1,055 113
$ 21,268
Machinery - Construction & Mining - 0 .02%
BWX Technologies Inc 1,048 227
Oshkosh Corp 901 141
$ 368

Schedule of Investments
MidCap Value Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 5 .52%
AGCO Corp 110,893 $ 13,420
Applied Industrial Technologies Inc 515 157
CNH Industrial NV 12,166 130
Cognex Corp 224,797 12,479
Crane Co 699 124
Dover Corp 1,897 430
Esab Corp 799 79
Flowserve Corp 23,601 1,738
Gates Industrial Corp PLC
(e)
3,626 93
Graco Inc 2,329 187
IDEX Corp 116,263 25,328
Ingersoll Rand Inc 5,616 448
Middleby Corp/The
(e)
682 96
Nordson Corp 745 215
Otis Worldwide Corp 5,511 429
Regal Rexnord Corp 113,927 24,497
Rockwell Automation Inc 13,578 5,552
Toro Co/The 245,463 23,361
Westinghouse Air Brake Technologies Corp 2,383 643
Xylem Inc/NY 204,736 24,192
$ 133,598
Media - 0 .36%
Charter Communications Inc
(e)
1,134 187
FactSet Research Systems Inc 486 110
Fox Corp - A Shares 2,910 185
Fox Corp - B Shares 2,083 119
Liberty Broadband Corp - A Shares
(e)
282 11
Liberty Broadband Corp - C Shares
(e)
1,266 49
Liberty Global Ltd - A Shares
(e)
2,488 29
Liberty Global Ltd - C Shares
(e)
593,172 6,727
New York Times Co/The 2,253 178
News Corp - A Shares 5,357 141
News Corp - B Shares 1,760 53
Nexstar Media Group Inc 388 81
Sirius XM Holdings Inc 2,848 77
Warner Bros Discovery Inc
(e)
32,945 891
$ 8,838
Metal Fabrication & Hardware - 0 .49%
Advanced Drainage Systems Inc 969 145
Mueller Industries Inc 84,078 11,387
RBC Bearings Inc
(e)
343 205
Timken Co/The 900 100
Valmont Industries Inc 274 139
$ 11,976
Mining - 1 .08%
Alcoa Corp 3,621 231
Anglogold Ashanti Plc 136,731 12,815
Franco-Nevada Corp 29,400 6,772
MP Materials Corp
(e)
1,996 132
Royal Gold Inc 26,707 6,233
$ 26,183
Miscellaneous Manufacturers - 0 .05%
A O Smith Corp 1,575 97
Donaldson Co Inc 1,605 142
ITT Inc 1,191 255
Teledyne Technologies Inc
(e)
650 420
Textron Inc 2,477 238
$ 1,152
Office & Business Equipment - 0 .58%
Zebra Technologies Corp
(e)
61,718 13,964
Oil & Gas - 5 .85%
Antero Resources Corp
(e)
4,080 160
APA Corp 4,952 202
Chord Energy Corp 147,082 21,415
Coterra Energy Inc 10,712 385
Devon Energy Corp 589,077 30,261
Diamondback Energy Inc 2,768 569
EQT Corp 8,525 512
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Expand Energy Corp 336,050 $ 34,328
HF Sinclair Corp 208,886 14,039
Marathon Petroleum Corp 32,220 8,000
Matador Resources Co 1,633 104
Occidental Petroleum Corp 10,002 606
Ovintiv Inc 4,050 249
Permian Resources Corp 9,692 209
Phillips 66 65,984 11,821
Range Resources Corp 3,311 144
Valero Energy Corp 73,484 18,561
Viper Energy Inc 2,618 129
Weatherford International PLC 1,025 113
$ 141,807
Oil & Gas Services - 3 .22%
Baker Hughes Co 264,114 18,400
Halliburton Co 421,155 17,814
NOV Inc 156,341 3,199
SLB Ltd 394,400 22,434
TechnipFMC PLC 214,534 16,213
$ 78,060
Packaging & Containers - 2 .33%
Amcor PLC 6,515 248
AptarGroup Inc 193,395 23,919
Ball Corp 3,778 231
Crown Holdings Inc 1,612 158
Graphic Packaging Holding Co 4,133 39
Packaging Corp of America 147,542 31,493
Silgan Holdings Inc 1,234 50
Smurfit Westrock PLC 7,386 284
Sonoco Products Co 1,465 73
$ 56,495
Pharmaceuticals - 0 .05%
BellRing Brands Inc
(e)
1,656 29
Cardinal Health Inc 1,657 320
Elanco Animal Health Inc
(e)
6,985 156
Henry Schein Inc
(e)
1,418 106
Jazz Pharmaceuticals PLC
(e)
816 166
Neurocrine Biosciences Inc
(e)
211 28
Organon & Co 3,671 49
Viatris Inc 16,170 241
$ 1,095
Pipelines - 0 .46%
Antero Midstream Corp 394,957 8,634
Cheniere Energy Inc 1,655 455
DT Midstream Inc 1,408 208
Kinder Morgan Inc 27,504 904
ONEOK Inc 8,841 818
$ 11,019
Private Equity - 0 .01%
Carlyle Group Inc/The 3,664 183
Real Estate - 0 .04%
CBRE Group Inc
(e)
3,734 533
CoStar Group Inc
(e)
5,175 179
Howard Hughes Holdings Inc
(e)
467 29
Jones Lang LaSalle Inc
(e)
479 153
$ 894
REITs - 5 .96%
AGNC Investment Corp 15,993 176
Agree Realty Corp 1,576 122
Alexandria Real Estate Equities Inc 2,400 97
American Homes 4 Rent 4,825 154
Americold Realty Trust Inc 4,030 49
Annaly Capital Management Inc 10,085 231
AvalonBay Communities Inc 1,993 365
Brixmor Property Group Inc 4,303 130
BXP Inc 2,220 130
Camden Property Trust 205,976 21,632
Cousins Properties Inc 2,359 60

Schedule of Investments
MidCap Value Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Crown Castle Inc 6,130 $ 544
CubeSmart 3,169 128
Digital Realty Trust Inc 4,853 975
EastGroup Properties Inc 726 146
EPR Properties 1,055 59
Equity LifeStyle Properties Inc 391,291 24,765
Equity Residential 5,360 350
Essex Property Trust Inc 895 236
Extra Space Storage Inc 2,971 426
Federal Realty Investment Trust 1,176 130
Fermi Inc
(a),(e)
451 2
First Industrial Realty Trust Inc 1,789 111
Gaming and Leisure Properties Inc 105,705 5,123
Healthcare Realty Trust Inc 307,703 5,754
Healthpeak Properties Inc 9,819 159
Highwoods Properties Inc 1,528 37
Host Hotels & Resorts Inc 9,708 205
Invitation Homes Inc 8,668 249
Iron Mountain Inc 4,126 520
Kilroy Realty Corp 1,658 55
Kimco Realty Corp 9,465 224
Lamar Advertising Co 226,200 31,179
Lineage Inc 1,133 42
Medical Properties Trust Inc 7,999 40
Mid-America Apartment Communities Inc 1,618 209
Millrose Properties Inc 141,151 4,329
National Storage Affiliates Trust 1,062 45
NNN REIT Inc 581,738 25,474
Omega Healthcare Investors Inc 63,316 2,974
Park Hotels & Resorts Inc 2,748 32
Rayonier Inc 4,417 94
Realty Income Corp 12,940 831
Regency Centers Corp 2,531 197
Rexford Industrial Realty Inc 3,314 119
Rithm Capital Corp 7,813 76
SBA Communications Corp 1,478 327
Simon Property Group Inc 3,554 724
STAG Industrial Inc 2,696 104
Starwood Property Trust Inc 5,070 93
Sun Communities Inc 1,378 176
UDR Inc 4,403 160
Ventas Inc 6,617 581
VICI Properties Inc 433,035 12,645
Vornado Realty Trust 2,634 79
Weyerhaeuser Co 10,255 251
WP Carey Inc 3,031 221
$ 144,346
Retail - 7 .25%
AutoNation Inc
(e)
384 82
AutoZone Inc
(e)
6,900 25,558
Bath & Body Works Inc 2,914 57
Best Buy Co Inc 2,710 164
BJ's Wholesale Club Holdings Inc
(e)
198,948 18,679
CarMax Inc
(e)
2,114 83
Casey's General Stores Inc 22,039 18,119
Darden Restaurants Inc 92 18
Dick's Sporting Goods Inc 891 202
Dillard's Inc
(a)
45 26
Dollar General Corp 102,501 11,878
Dollar Tree Inc
(e)
28,714 2,788
Domino's Pizza Inc 318 108
Ferguson Enterprises Inc 2,525 676
Five Below Inc
(e)
740 174
Floor & Decor Holdings Inc
(e)
1,026 50
Freshpet Inc
(e)
551 37
GameStop Corp
(e)
5,791 145
Gap Inc/The 3,385 83
Genuine Parts Co 1,942 208
Lithia Motors Inc 309 90
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Lowe's Cos Inc 127,200 $ 30,374
Lululemon Athletica Inc
(e)
637 88
Macy's Inc 3,777 74
MSC Industrial Direct Co Inc 622 64
Ollie's Bargain Outlet Holdings Inc
(e)
860 74
Penske Automotive Group Inc
(a)
132,058 22,650
QXO Inc
(e)
9,147 184
Restaurant Brands International Inc 1,719 139
RH
(e)
192 25
Ross Stores Inc 3,595 819
Texas Roadhouse Inc 133,700 21,524
Ulta Beauty Inc
(e)
464 249
Wendy's Co/The
(a)
1,945 14
Williams-Sonoma Inc 108,563 19,673
Yum! Brands Inc 2,594 414
$ 175,590
Savings & Loans - 0 .00%
TFS Financial Corp 741 11
Semiconductors - 2 .40%
Allegro MicroSystems Inc
(e)
1,834 89
Amkor Technology Inc 1,734 121
Cirrus Logic Inc
(e)
728 119
Entegris Inc 1,750 247
GLOBALFOUNDRIES Inc 1,719 111
IPG Photonics Corp
(e)
349 42
Lattice Semiconductor Corp
(e)
305 37
MACOM Technology Solutions Holdings Inc
(e)
699 197
Microchip Technology Inc 436,161 40,524
MKS Inc 52,442 14,880
ON Semiconductor Corp
(e)
5,677 572
Onto Innovation Inc
(e)
521 154
Qorvo Inc
(e)
1,218 115
Skyworks Solutions Inc 2,092 147
Teradyne Inc 2,216 761
$ 58,116
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 548 200
Software - 0 .98%
Akamai Technologies Inc
(e)
189,477 19,513
BILL Holdings Inc
(e)
1,214 46
Broadridge Financial Solutions Inc 151 23
Bullish
(a),(e)
435 16
CCC Intelligent Solutions Holdings Inc
(e)
9,112 48
Concentrix Corp
(a)
701 17
Docusign Inc
(e)
729 34
DoubleVerify Holdings Inc
(e)
1,046 12
Dropbox Inc - A Shares
(e)
1,917 47
Electronic Arts Inc 3,547 718
Fair Isaac Corp
(e)
58 59
Fidelity National Information Services Inc 7,332 341
Jack Henry & Associates Inc 1,001 154
MongoDB Inc
(e)
1,008 253
MSCI Inc 506 299
nCino Inc
(e)
1,530 27
Nutanix Inc
(e)
2,750 112
Paychex Inc 3,125 289
Paycom Software Inc 342 43
Pegasystems Inc 931 34
PTC Inc
(e)
1,456 198
SentinelOne Inc
(e)
1,292 18
SS&C Technologies Holdings Inc 2,956 205
Take-Two Interactive Software Inc
(e)
1,683 360
Teradata Corp
(e)
1,009 27
Twilio Inc
(e)
1,636 242
Tyler Technologies Inc
(e)
118 40
UiPath Inc
(e)
5,686 59
Unity Software Inc
(e)
4,513 119
Veeva Systems Inc
(e)
430 67
Zoom Communications Inc
(e)
3,765 366

Schedule of Investments
MidCap Value Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
ZoomInfo Technologies Inc
(e)
3,667 $ 23
$ 23,809
Telecommunications - 0 .56%
AST SpaceMobile Inc
(e)
290 21
Ciena Corp
(e)
1,988 1,049
Corning Inc 11,008 1,808
GCI Liberty Inc - Class A
(e)
65 2
GCI Liberty Inc - Class C
(e)
382 13
Iridium Communications Inc 1,196 47
Millicom International Cellular SA 126,322 10,722
$ 13,662
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 1,945 187
Mattel Inc
(e)
4,667 70
$ 257
Transportation - 3 .36%
CH Robinson Worldwide Inc 26,333 4,788
CSX Corp 680,700 30,924
Expeditors International of Washington Inc 1,868 276
GXO Logistics Inc
(e)
1,629 93
JB Hunt Transport Services Inc 12,332 3,102
Kirby Corp
(e)
743 112
Knight-Swift Transportation Holdings Inc 406,804 26,402
Landstar System Inc 78,997 14,541
Old Dominion Freight Line Inc 2,435 517
Ryder System Inc 552 140
Saia Inc
(e)
366 164
Schneider National Inc 737 23
XPO Inc
(e)
1,280 282
$ 81,364
Water - 1 .22%
American Water Works Co Inc 228,369 29,327
Essential Utilities Inc 3,963 152
$ 29,479
TOTAL COMMON STOCKS $ 2,339,539
Total Investments $ 2,416,873
Other Assets and Liabilities -  0.21% 5,135
TOTAL NET ASSETS - 100.00% $ 2,422,008
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,452 or 0.06% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,463 or
0.06% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 77,539 $ 568,519 $ 573,447 $ 72,611
$ 77,539 $ 568,519 $ 573,447 $ 72,611
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,179 $ — $ — $ —
$ 1,179 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2026 Long 19 $ 6,937 $ 63
Total $ 63
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.79% Shares Held Value (000's)
Money Market Funds - 3.79%
DWS Government Money Market Series -
Institutional Class 3.60%
(a)
12,830,000 $ 12,830
Goldman Sachs Financial Square Government Fund
- Institutional Class 3.54%
(a)
6,900,000 6,900
Invesco Government & Agency Portfolio -
Institutional Class 3.58%
(a)
11,430,000 11,430
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 3.57%
(a)
8,800,000 8,800
$ 39,960
TOTAL INVESTMENT COMPANIES $ 39,960
BONDS - 5.50%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.38%
AmeriCredit Automobile Receivables Trust 2026-1
3.99%, 03/18/2027
(b)
$ 5,055 $ 5,055
CarMax Select Receivables Trust 2026-A
3.91%, 03/15/2027 4,296 4,296
Enterprise Fleet Financing 2025-4 LLC
4.10%, 10/20/2026
(b)
764 764
Enterprise Fleet Financing 2026-1 LLC
3.85%, 02/22/2027
(b)
3,722 3,722
Westlake Automobile Receivables Trust 2026-1
3.89%, 01/15/2027
(b)
3,194 3,194
Wheels Fleet Lease Funding 2026-1 LLC
3.96%, 04/19/2027
(b)
8,000 8,000
$ 25,031
Insurance - 1.61%
Met Life
3.97%, 08/17/2026 9,000 9,000
New York Life
3.96%, 07/22/2026 8,000 8,000
$ 17,000
Other Asset Backed Securities - 1.51%
Dell Equipment Finance Trust 2026-1
4.01%, 04/22/2027
(b)
7,000 7,000
HPEFS Equipment Trust 2025-2
4.15%, 10/20/2026
(b)
1,401 1,401
PEAC Solutions Receivables 2026-1 LLC
3.93%, 01/20/2027
(b)
4,419 4,419
SCF Equipment Leasing 2025-2 LLC
4.10%, 11/20/2026
(b)
1,886 1,886
Volvo Financial Equipment LLC Series 2025-2
4.07%, 10/15/2026
(b)
1,236 1,236
$ 15,942
TOTAL BONDS $ 57,973
MUNICIPAL BONDS - 2.56%
Principal
Amount (000's) Value (000's)
Colorado - 0.22%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
3.75%, 05/07/2026
(c),(d)
$ 2,255 $ 2,255
Georgia - 0.61%
Development Authority Of Greene County (credit
support from US Bank )
3.75%, 05/07/2026
(c),(d)
3,000 3,000
Valdosta-Lowndes County Industrial Development
Authority (credit support from Wells Fargo )
3.75%, 05/07/2026
(c),(d)
3,420 3,420
$ 6,420
Maryland - 0.66%
City of Baltimore MD (credit support from Toronto
Dominion Bank )
3.70%, 05/07/2026
(c),(d)
6,955 6,955
New York - 0.31%
New York City Housing Development Corp (credit
support from Fannie Mae )
3.72%, 05/07/2026
(c),(d)
3,300 3,300
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virginia - 0.18%
Newport News Economic Development
Authority (credit support from JPMorgan Chase &
Co )
3.78%, 05/07/2026
(c),(d)
$ 1,860 $ 1,860
Washington - 0.58%
Washington State Housing Finance
Commission (credit support from Federal Home
Loan Bank )
3.75%, 05/07/2026
(c),(d)
4,600 4,600
3.75%, 05/07/2026
(c),(d)
1,545 1,545
$ 6,145
TOTAL MUNICIPAL BONDS $ 26,935
COMMERCIAL PAPER - 71.12%
Principal
Amount (000's) Value (000's)
Agriculture - 4.05%
Archer-Daniels-Midland Co
3.75%, 05/07/2026
(b)
$ 6,000 $ 5,996
3.77%, 05/06/2026
(b)
6,000 5,997
3.80%, 05/14/2026
(b)
5,700 5,692
Cargill Inc
3.65%, 05/04/2026
(b)
6,000 5,998
Philip Morris International Inc
3.69%, 05/04/2026
(b)
6,000 5,998
3.69%, 05/06/2026
(b)
6,000 5,997
3.69%, 05/07/2026
(b)
7,000 6,996
$ 42,674
Automobile Manufacturers - 3.32%
Cummins Inc
3.80%, 05/13/2026
(b)
5,000 4,994
Mercedes-Benz Finance North America LLC (credit
support from Mercedes Benz Group AG )
3.77%, 05/26/2026
(b),(c)
6,000 5,984
3.77%, 05/28/2026
(b),(c)
6,000 5,983
3.77%, 05/29/2026
(b),(c)
6,000 5,982
3.80%, 05/01/2026
(b),(c)
6,000 6,000
PACCAR Financial Corp (credit support from
Paccar Inc )
3.67%, 05/01/2026
(c)
6,000 6,000
$ 34,943
Banks - 14.59%
Australia & New Zealand Banking Group Ltd
3.88%, 08/19/2026
(b),(e)
5,500 5,435
3.90%, 07/23/2026
(b),(e)
5,000 4,955
Barclays Bank PLC
3.68%, 05/05/2026
(b)
6,000 5,998
3.84%, 07/08/2026
(b)
6,000 5,956
3.88%, 07/14/2026
(b)
4,000 3,968
DBS Bank Ltd
3.71%, 05/07/2026
(b),(e)
6,000 5,996
3.73%, 05/15/2026
(b),(e)
5,800 5,792
3.75%, 05/05/2026
(b),(e)
5,000 4,998
3.87%, 05/27/2026
(b),(e)
5,700 5,684
HSBC USA Inc
4.03%, 08/27/2026
(b)
5,000 4,934
ING Bank NV
3.93%, 08/24/2026
(e)
4,468 4,412
Lloyds Bank PLC
3.72%, 05/11/2026
(e)
5,600 5,594
3.72%, 06/09/2026
(e)
5,500 5,478
Mizuho Bank Ltd/New York NY
3.92%, 06/10/2026
(b)
5,500 5,476
National Bank of Canada
3.83%, 05/13/2026
(b),(e)
5,984 5,976
National Bank of Kuwait/New York NY
3.75%, 05/01/2026
(b)
9,600 9,600
3.85%, 05/04/2026
(b)
6,500 6,498

Schedule of Investments
Money Market Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Oversea-Chinese Banking Corp Ltd
3.72%, 05/05/2026
(b),(e)
$ 5,000 $ 4,998
3.74%, 06/02/2026
(b),(e)
5,500 5,482
3.74%, 06/03/2026
(b),(e)
5,500 5,481
3.80%, 06/09/2026
(b),(e)
5,000 4,979
Sheffield Receivables Co LLC
3.80%, 05/19/2026
(b)
3,400 3,394
3.80%, 05/27/2026
(b)
6,000 5,984
3.82%, 07/02/2026
(b)
5,000 4,967
3.95%, 07/07/2026
(b)
5,670 5,628
Skandinaviska Enskilda Banken AB
3.85%, 10/20/2026
(b),(e)
5,800 5,693
Toronto-Dominion Bank/The
3.75%, 05/19/2026
(b),(e)
5,500 5,490
3.94%, 09/16/2026
(b),(e)
5,000 4,924
$ 153,770
Chemicals - 1.99%
Chevron Phillips Chemical Co LLC
3.83%, 05/01/2026
(b)
21,000 21,000
Commercial Services - 2.12%
Experian Finance PLC (credit support from
Experian PLC )
3.75%, 05/07/2026
(b),(c)
5,340 5,337
3.85%, 05/08/2026
(b),(c)
6,000 5,996
4.00%, 05/11/2026
(b),(c)
6,000 5,993
Mastercard Inc
3.78%, 06/02/2026
(b)
5,000 4,983
$ 22,309
Consumer Products - 0.66%
Kimberly-Clark Corp
3.70%, 05/07/2026
(b)
7,000 6,996
Diversified Financial Services - 22.25%
AllianceBernstein LP
3.80%, 05/01/2026
(b)
5,900 5,900
Anglesea Funding LLC
3.68%, 05/01/2026
(b)
6,000 6,000
3.69%, 05/05/2026
(b)
6,500 6,497
BofA Securities Inc
3.70%, 08/14/2026 4,560 4,511
4.03%, 12/11/2026 6,100 5,947
Cabot Trail Funding LLC
3.72%, 05/07/2026
(b)
6,000 5,996
3.72%, 05/11/2026
(b)
6,000 5,994
3.95%, 09/02/2026
(b)
6,000 5,918
Chesham Finance Ltd / Chesham Finance LLC -
Series 5
3.67%, 05/01/2026
(b)
21,000 21,000
Citigroup Global Markets Holdings Inc/United
States
3.86%, 09/24/2026
(b)
5,120 5,040
3.90%, 10/22/2026
(b)
5,400 5,298
Columbia Funding Co LLC
3.81%, 05/21/2026
(b)
5,500 5,488
3.82%, 05/18/2026
(b)
3,300 3,294
3.83%, 05/07/2026
(b)
4,800 4,797
3.83%, 06/25/2026
(b)
5,000 4,971
3.88%, 05/27/2026
(b)
2,275 2,269
3.90%, 07/01/2026
(b)
5,000 4,967
DCAT LLC
3.75%, 05/06/2026 6,000 5,997
Dealer Capital Access Trust LLC
3.70%, 05/04/2026 6,000 5,998
3.84%, 05/13/2026 6,000 5,992
3.85%, 05/20/2026 4,000 3,992
Equitable Short Term Funding LLC
4.00%, 09/21/2026
(b)
5,000 4,921
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Glencove Funding LLC
3.69%, 05/01/2026
(b)
$ 6,040 $ 6,040
3.80%, 06/04/2026
(b)
5,040 5,022
Goldman Sachs International
3.82%, 06/11/2026
(b)
5,500 5,476
Gotham Funding Corp
3.80%, 05/08/2026
(b)
5,000 4,996
Great Bear Funding LLC
3.68%, 05/06/2026
(b)
6,000 5,997
Liberty Street Funding LLC
3.82%, 06/02/2026
(b)
1,020 1,017
3.91%, 06/05/2026
(b)
5,399 5,378
LMA-Americas LLC
3.75%, 05/15/2026
(b)
2,740 2,736
3.84%, 06/08/2026
(b)
5,063 5,043
3.85%, 05/13/2026
(b)
5,100 5,093
3.93%, 06/17/2026
(b)
6,000 5,969
Longship Funding LLC
3.75%, 05/28/2026
(b)
5,500 5,485
3.80%, 05/18/2026
(b)
1,850 1,847
Lseg US Fin Corp (credit support from London
Stock Exchange Group PLC )
3.85%, 05/05/2026
(c)
2,000 1,999
3.88%, 05/14/2026
(c)
6,000 5,992
3.88%, 05/15/2026
(c)
6,500 6,490
3.90%, 05/18/2026
(c)
5,000 4,991
3.90%, 06/01/2026
(c)
6,500 6,478
Nieuw Amsterdam Receivables Corp BV
3.80%, 05/12/2026
(b)
5,630 5,623
Podium Funding Trust
3.83%, 05/12/2026 6,000 5,993
Starbird Funding Corp
3.69%, 05/04/2026
(b)
6,000 5,998
$ 234,450
Electric - 1.90%
National Rural Utilities Cooperative Finance Corp
3.76%, 05/20/2026 5,000 4,990
3.82%, 05/01/2026 5,000 5,000
3.82%, 05/06/2026 4,000 3,998
3.83%, 05/05/2026 6,000 5,997
$ 19,985
Healthcare - Services - 0.57%
UnitedHealth Group Inc
3.68%, 05/06/2026
(b)
6,000 5,997
Holding Companies - Diversified - 1.09%
Koch Cos LLC
3.69%, 05/07/2026 5,500 5,496
3.70%, 05/08/2026 6,000 5,996
$ 11,492
Insurance - 2.56%
Chubb INA Holdings LLC (credit support from
Chubb Limited )
3.80%, 05/28/2026
(b),(c)
3,500 3,490
Prudential Financial Inc
3.68%, 05/04/2026
(b)
6,000 5,998
3.68%, 05/05/2026
(b)
6,000 5,998
3.69%, 05/01/2026
(b)
6,000 6,000
3.69%, 05/08/2026
(b)
5,500 5,496
$ 26,982
Investment Companies - 4.08%
St Lawrence Funding LLC
3.67%, 05/01/2026
(b)
13,000 13,000
3.69%, 05/05/2026
(b)
6,000 5,997
3.69%, 05/06/2026
(b)
6,000 5,997

Schedule of Investments
Money Market Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Verto Capital I-A LLC
3.72%, 05/06/2026
(b)
$ 6,000 $ 5,997
3.72%, 05/12/2026
(b)
6,000 5,993
3.82%, 05/22/2026
(b)
6,000 5,987
$ 42,971
Machinery - Construction & Mining - 0.22%
Caterpillar Financial Services Corp (credit support
from Caterpillar Inc )
3.70%, 05/06/2026
(c)
2,375 2,374
Media - 0.19%
Walt Disney Co/The (credit support from TWDC
Enteprises )
3.80%, 06/03/2026
(b),(c)
2,000 1,993
Mining - 0.55%
Rio Tinto Finance USA PLC (credit support from
Rio Tinto PLC )
3.80%, 05/05/2026
(b),(c)
5,760 5,758
Miscellaneous Manufacturers - 0.57%
Illinois Tool Works Inc
3.80%, 05/06/2026
(b)
6,000 5,997
Oil & Gas - 3.48%
BP Capital Markets PLC (credit support from BP
PLC )
3.78%, 05/20/2026
(b),(c)
1,700 1,697
3.89%, 06/11/2026
(b),(c)
5,000 4,978
3.90%, 06/26/2026
(b),(c)
5,500 5,467
TotalEnergies Capital SA (credit support from Total
Energies SE )
3.70%, 05/05/2026
(b),(c)
6,000 5,997
3.70%, 05/07/2026
(b),(c)
6,500 6,496
TotalEnergies Capital USA LLC (credit support
from Total Energies SE )
3.70%, 05/01/2026
(b),(c)
6,000 6,000
3.70%, 05/04/2026
(b),(c)
6,000 5,998
$ 36,633
Oil & Gas Services - 0.57%
Schlumberger Investment SA (credit support from
Schlumberger NV )
3.72%, 05/04/2026
(b),(c)
6,000 5,998
Pharmaceuticals - 0.63%
Sanofi SA
3.78%, 07/22/2026
(b)
6,680 6,622
Retail - 1.11%
Home Depot Inc/The
3.72%, 05/12/2026
(b)
6,000 5,993
Walmart Inc
3.66%, 05/04/2026
(b)
5,700 5,698
$ 11,691
Telecommunications - 2.44%
Telstra Group Ltd (credit support from Telstra
Corporation Limitied )
3.82%, 06/04/2026
(b),(c)
6,000 5,978
3.83%, 05/26/2026
(b),(c)
5,000 4,987
3.85%, 06/10/2026
(b),(c)
5,300 5,277
3.90%, 07/17/2026
(b),(c)
4,500 4,463
3.95%, 05/18/2026
(b),(c)
5,000 4,991
$ 25,696
Water - 2.18%
American Water Capital Corp (credit support from
American Water Works )
3.95%, 05/11/2026
(b),(c)
6,000 5,994
3.95%, 05/13/2026
(b),(c)
5,000 4,993
3.95%, 05/14/2026
(b),(c)
6,040 6,031
3.96%, 05/12/2026
(b),(c)
6,000 5,993
$ 23,011
TOTAL COMMERCIAL PAPER $ 749,342
REPURCHASE AGREEMENTS - 17.08%
Maturity Amount
(000's) Value (000's)
Banks - 17.08%
Barclays Capital Inc Repurchase Agreement;
3.64% traded 04/30/2026 maturing 05/01/2026
(collateralized by US Government Security;
$40,800,035; 3.75%; dated 05/15/2028)
$ 40,004 $ 40,000
Goldman Sachs & Co. LLC Repurchase Agreement;
3.62% traded 04/30/2026 maturing 05/01/2026
(collateralized by US Government Security;
$20,400,085; 3.85%; dated 10/31/2026)
20,002 20,000
HSBC Securities (USA) Inc. Repurchase
Agreement; 3.63% traded 04/30/2026 maturing
05/01/2026 (collateralized by US Government
Securities; $40,800,021; .0125%-6.625%; dated
11/15/2026-12/15/2051)
40,004 40,000
Merrill Lynch, Pierce, Fenner & Smith Repurchase
Agreement; 3.64% traded 04/30/2026 maturing
05/01/2026 (collateralized by US Government
Securities; $40,800,000; 2.50%-7.00%; dated
07/20/2030-08/20/2070)
40,004 40,000
The Bank of New York Mellon Repurchase
Agreement; 3.64% traded 04/30/2026 maturing
05/01/2026 (collateralized by US Government
Security; $40,800,035; 1.375%; dated
07/15/2033)
40,004 40,000
$ 180,000
TOTAL REPURCHASE AGREEMENTS $ 180,000
Total Investments $ 1,054,210
Other Assets and Liabilities -  (0.05)% (576)
TOTAL NET ASSETS - 100.00% $ 1,053,634
(a) 1-day yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $666,304 or 63.24% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security issued by foreign bank and denominated in USD.

Schedule of Investments
Overseas Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .77 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares MSCI EAFE Value ETF 29,300 $ 2,274
Money Market Funds - 2 .64%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
1,496,862 1,497
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
45,163,538 45,164
$ 46,661
TOTAL INVESTMENT COMPANIES $ 48,935
COMMON STOCKS - 97 .21 % Shares Held Value (000's)
Advertising - 0 .01%
Publicis Groupe SA 2,158 $ 202
Aerospace & Defense - 2 .61%
Melrose Industries PLC 1,152,615 7,564
QinetiQ Group PLC 1,082,803 6,562
Rolls-Royce Holdings PLC 1,349,098 21,709
Thales SA 36,943 10,149
$ 45,984
Agriculture - 0 .58%
British American Tobacco PLC 121,601 7,161
Imperial Brands PLC 7,150 272
Japan Tobacco Inc 11,400 425
KT&G Corp 18,876 2,276
Wilmar International Ltd 18,400 52
$ 10,186
Airlines - 0 .41%
ANA Holdings Inc
(d)
500 8
Deutsche Lufthansa AG 834,589 7,152
Japan Airlines Co Ltd 500 8
Singapore Airlines Ltd 15,400 76
$ 7,244
Apparel - 2 .51%
Kering SA 124,622 34,285
LVMH Moet Hennessy Louis Vuitton SE 18,686 9,983
$ 44,268
Automobile Manufacturers - 0 .58%
Bayerische Motoren Werke AG 2,646 242
Daimler Truck Holding AG 130,693 6,592
Honda Motor Co Ltd 34,800 282
Isuzu Motors Ltd 5,200 72
Mercedes-Benz Group AG 6,815 397
Renault SA 1,184 42
Stellantis NV
(e)
19,023 139
Subaru Corp 5,500 82
Suzuki Motor Corp 14,900 167
Toyota Motor Corp 89,750 1,723
Volvo AB - B Shares 15,006 523
$ 10,261
Automobile Parts & Equipment - 1 .39%
Aisin Corp 4,800 76
Aumovio SE
(e)
309,854 13,438
Bridgestone Corp 10,900 227
Cie Generale des Etablissements Michelin SCA 6,203 225
Continental AG 137,656 10,415
Denso Corp 16,600 198
$ 24,579
Banks - 17 .01%
ABN AMRO Bank NV 374,116 13,026
AIB Group PLC 20,174 233
ANZ Group Holdings Ltd 686,441 18,233
Banca Mediolanum SpA 2,118 46
Banca Monte dei Paschi di Siena SpA 449,851 4,796
Banco Bilbao Vizcaya Argentaria SA 54,091 1,194
Banco BPM SpA 10,728 156
Banco Comercial Portugues SA 45,660 49
Banco de Sabadell SA 47,411 184
Banco Santander SA 139,001 1,696
Bank Hapoalim BM 11,812 317
Bank Leumi Le-Israel BM 14,066 356
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank Mandiri Persero Tbk PT 50,800,500 $ 12,926
Bank of Ireland Group PLC 9,011 177
Bank of Nova Scotia/The 175,700 13,669
Bankinter SA 6,365 106
Banque Cantonale Vaudoise
(d)
285 45
Barclays PLC 5,964,612 35,060
BAWAG Group AG
(f)
364 62
BNP Paribas SA 384,560 40,388
BOC Hong Kong Holdings Ltd 34,800 200
BPER Banca SPA 14,813 219
CaixaBank SA 36,638 466
Chiba Bank Ltd/The 5,400 75
Commerzbank AG 2,419 100
Commonwealth Bank of Australia 5,526 696
Credit Agricole SA 10,079 197
Danske Bank A/S 6,304 324
DBS Group Holdings Ltd 7,100 327
Deutsche Bank AG 407,005 12,645
DNB Bank ASA 8,372 253
Erste Group Bank AG 2,905 321
Eurobank SA 1,016,485 4,423
FinecoBank Banca Fineco SpA 5,775 143
Grupo Financiero Banorte SAB de CV 1,438,400 15,676
HSBC Holdings PLC 162,526 2,990
ING Groep NV 405,696 11,741
Intesa Sanpaolo SpA 132,071 897
Israel Discount Bank Ltd 11,542 128
Japan Post Bank Co Ltd 16,900 290
KBC Group NV 2,168 289
Lloyds Banking Group PLC 362,666 493
Mitsubishi UFJ Financial Group Inc 106,800 1,918
Mizrahi Tefahot Bank Ltd 1,471 116
Mizuho Financial Group Inc 23,600 1,015
National Australia Bank Ltd 29,065 841
National Bank of Greece SA 45,167 716
NatWest Group PLC 1,474,789 11,762
Nordea Bank Abp 693,478 13,041
Oversea-Chinese Banking Corp Ltd 32,100 554
Raiffeisen Bank International AG 820 45
Resona Holdings Inc 9,900 124
Skandinaviska Enskilda Banken AB 14,302 283
Societe Generale SA 182,872 14,722
Standard Chartered PLC 953,319 24,276
Sumitomo Mitsui Financial Group Inc 232,800 8,220
Sumitomo Mitsui Trust Group Inc 6,014 201
Svenska Handelsbanken AB 13,774 196
Swedbank AB 8,018 283
UniCredit SpA 217,233 16,789
United Overseas Bank Ltd 292,500 8,330
Westpac Banking Corp 32,396 906
Yokohama Financial Group Inc 9,800 93
$ 300,043
Beverages - 3 .22%
Anheuser-Busch InBev SA/NV 134,277 10,146
Asahi Group Holdings Ltd 14,300 141
Carlsberg AS 116,561 15,792
Davide Campari-Milano NV 5,855 44
Diageo PLC 809,243 16,362
Heineken Holding NV 1,222 87
Heineken NV 179,148 13,946
Kirin Holdings Co Ltd 3,700 58
Pernod Ricard SA 1,903 142
Suntory Beverage & Food Ltd 1,300 38
$ 56,756
Biotechnology - 0 .00%
Financiere de Tubize SA 127 29

Schedule of Investments
Overseas Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 2 .32%
AGC Inc 1,900 $ 68
Buzzi SpA 749 41
Cie de Saint-Gobain SA 226,611 20,762
Geberit AG 111 75
Holcim AG
(e)
4,813 447
Sika AG 718 133
Svenska Cellulosa AB SCA 5,730 66
TOTO Ltd 552,100 19,394
$ 40,986
Chemicals - 1 .51%
Akzo Nobel NV 225,812 13,255
Arkema SA 63,053 4,602
Asahi Kasei Corp 12,200 120
BASF SE 8,424 540
Brenntag SE 1,155 84
DSM-Firmenich AG 1,627 122
EMS-Chemie Holding AG 44 37
Evonik Industries AG 2,427 50
Givaudan SA 31 111
Mitsubishi Chemical Group Corp 11,500 67
Nitto Denko Corp 3,200 61
Syensqo SA 111,105 7,371
Toray Industries Inc 13,400 96
Yara International ASA 1,560 91
$ 26,607
Commercial Services - 1 .05%
Ayvens SA
(f)
3,596 49
Dai Nippon Printing Co Ltd 3,700 70
Intertek Group PLC 748 48
Randstad NV 1,004 30
RELX PLC 485,537 17,778
Rentokil Initial PLC 15,470 104
Secom Co Ltd 3,800 138
Securitas AB 4,646 78
SGS SA 1,014 110
TOPPAN Holdings Inc 2,200 65
$ 18,470
Computers - 0 .56%
Capgemini SE 79,378 9,654
Fujitsu Ltd 5,900 118
Logitech International SA 507 50
Otsuka Corp 2,200 41
$ 9,863
Consumer Products - 1 .10%
Henkel AG & Co KGaA 979 68
Reckitt Benckiser Group PLC 304,178 19,354
$ 19,422
Cosmetics & Personal Care - 0 .08%
Essity AB 5,692 151
Haleon PLC 84,112 388
Kao Corp 4,300 160
Unilever PLC 13,419 783
$ 1,482
Distribution & Wholesale - 0 .18%
Bunzl PLC 3,066 101
Marubeni Corp 13,400 522
Mitsubishi Corp 30,500 977
Mitsui & Co Ltd 23,400 879
Rexel SA 2,114 89
Sumitomo Corp 10,300 383
Toyota Tsusho Corp 6,500 255
$ 3,206
Diversified Financial Services - 3 .45%
AerCap Holdings NV 1,588 226
Amundi SA
(f)
586 57
Azimut Holding SpA 373,037 15,841
Daiwa Securities Group Inc 12,600 119
Euronext NV
(f)
368 62
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Japan Exchange Group Inc 9,200 $ 109
Julius Baer Group Ltd 251,234 20,651
London Stock Exchange Group PLC 81,141 10,528
Mitsubishi HC Capital Inc 8,400 76
Nomura Holdings Inc 28,400 227
ORIX Corp 11,000 370
SBI Holdings Inc 5,200 105
Schroders PLC 6,865 54
St James's Place PLC 750,244 12,388
$ 60,813
Electric - 3 .45%
Chubu Electric Power Co Inc 6,500 112
CLP Holdings Ltd 15,500 149
Contact Energy Ltd 8,514 48
E.ON SE 102,924 2,285
EDP SA 29,596 161
Elia Group SA/NV
(e)
412 68
Endesa SA 2,997 134
Enel SpA 1,799,109 21,006
Engie SA 17,255 569
Fortum Oyj 609,968 15,367
Hikari Tsushin Inc 200 49
Iberdrola SA 60,884 1,427
Kansai Electric Power Co Inc/The 9,100 146
Meridian Energy Ltd 12,500 42
National Grid PLC 748,683 13,402
Origin Energy Ltd 16,255 142
Orsted AS
(e),(f)
4,988 133
Power Assets Holdings Ltd 13,000 108
Redeia Corp SA 3,833 67
RWE AG 5,966 434
SSE PLC 133,624 4,785
Terna - Rete Elettrica Nazionale 13,280 160
$ 60,794
Electrical Components & Equipment - 0 .75%
Signify NV
(d),(f)
580,966 13,214
Electronics - 3 .16%
Kyocera Corp 12,100 210
MINEBEA MITSUMI Inc 744,400 14,883
Murata Manufacturing Co Ltd 613,686 20,352
Sensata Technologies Holding PLC 487,702 20,308
Shimadzu Corp 1,100 26
$ 55,779
Energy - Alternate Sources - 0 .69%
Vestas Wind Systems A/S 398,508 12,254
Engineering & Construction - 0 .63%
Acciona SA 112 33
Auckland International Airport Ltd 15,963 78
Bouygues SA 1,807 107
CK Infrastructure Holdings Ltd 6,000 50
Eiffage SA 647 104
Fraport AG Frankfurt Airport Services Worldwide
(e)
128,346 10,531
Obayashi Corp 6,100 143
Shimizu Corp 3,100 60
Skanska AB 3,210 87
$ 11,193
Entertainment - 0 .00%
Evolution AB
(f)
426 30
Food - 0 .23%
Carrefour SA 5,563 111
Danone SA 6,107 478
J Sainsbury PLC 16,187 72
Kerry Group PLC 1,529 130
Kesko Oyj 2,577 63
Kikkoman Corp 4,300 39
Koninklijke Ahold Delhaize NV 8,436 396
Magnum Ice Cream Co NV/The
(e)
3,016 44
Nestle SA 24,385 2,469

Schedule of Investments
Overseas Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Orkla ASA
(e)
6,613 $ 82
WH Group Ltd
(f)
78,500 96
$ 3,980
Food Service - 0 .00%
Sodexo SA 838 43
Forest Products & Paper - 0 .01%
Holmen AB 644 22
UPM-Kymmene Oyj 4,983 150
$ 172
Gas - 2 .84%
Centrica PLC 5,648,459 16,498
Enagas SA 705,701 14,129
Italgas SpA 5,794 70
Naturgy Energy Group SA 2,508 79
Osaka Gas Co Ltd 3,400 122
Sembcorp Industries Ltd 8,500 45
Snam SpA 2,433,498 19,189
$ 50,132
Hand & Machine Tools - 0 .01%
Fuji Electric Co Ltd 900 76
Makita Corp 2,100 78
Schindler Holding AG - PC 192 67
Schindler Holding AG - REG 114 38
$ 259
Healthcare - Products - 3 .17%
Coloplast A/S 642 40
Elekta AB 1,546,094 8,979
FUJIFILM Holdings Corp 10,600 195
Getinge AB 461,687 9,295
Koninklijke Philips NV 635,477 16,763
Olympus Corp 1,188,927 11,694
QIAGEN NV 1,053 36
Siemens Healthineers AG
(f)
1,207 49
Smith & Nephew PLC 574,940 8,896
$ 55,947
Healthcare - Services - 0 .02%
Eurofins Scientific SE 603 42
Fresenius Medical Care AG 2,075 94
Fresenius SE & Co KGaA 3,987 193
Sonic Healthcare Ltd 4,431 63
$ 392
Holding Companies - Diversified - 0 .01%
Jardine Matheson Holdings Ltd 1,018 69
Swire Pacific Ltd 3,500 38
$ 107
Home Builders - 0 .30%
Barratt Redrow PLC 12,828 44
Berkeley Group Holdings PLC
(e)
114,753 4,996
Daiwa House Industry Co Ltd 5,300 162
Sekisui Chemical Co Ltd 3,500 53
$ 5,255
Home Furnishings - 0 .05%
Panasonic Holdings Corp 22,100 452
Sony Group Corp 20,400 409
$ 861
Insurance - 5 .45%
Admiral Group PLC 2,455 113
Aegon Ltd 11,935 99
Ageas SA/NV 1,405 110
AIA Group Ltd 1,477,000 16,215
Allianz SE 3,600 1,644
ASR Nederland NV 1,480 112
Aviva PLC 28,864 245
AXA SA 15,839 764
Daiichi Life Group Inc 33,200 304
Generali 110,066 4,933
Hannover Rueck SE 568 172
Helvetia Baloise Holding AG 749 205
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Japan Post Holdings Co Ltd 16,900 $ 196
Japan Post Insurance Co Ltd 5,500 54
Legal & General Group PLC 3,329,149 11,425
M&G PLC 3,331,621 13,692
Mapfre SA 8,796 43
MS&AD Insurance Group Holdings Inc 12,200 314
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1,235 739
NN Group NV 2,495 218
Phoenix Financial Ltd 2,158 130
Prudential PLC 648,915 9,779
QBE Insurance Group Ltd 14,260 231
Sampo Oyj 22,859 238
Samsung Fire & Marine Insurance Co Ltd 6,636 2,072
SCOR SE 468,284 17,473
Sompo Holdings Inc 329,600 12,267
Standard Life PLC 6,618 68
Suncorp Group Ltd 10,216 127
Swiss Life Holding AG 270 317
Swiss Re AG 2,818 454
Tokio Marine Holdings Inc 6,100 279
Tryg A/S 3,173 76
Unipol Assicurazioni SpA 3,385 88
Zurich Insurance Group AG 1,383 964
$ 96,160
Internet - 0 .69%
Rakuten Group Inc
(e)
5,200 25
Tencent Holdings Ltd 199,600 12,122
$ 12,147
Investment Companies - 0 .06%
EXOR NV 575 45
Groupe Bruxelles Lambert NV 754 71
Industrivarden AB - A Shares 684 36
Industrivarden AB - C Shares 962 51
Investor AB - B Shares 17,209 699
L E Lundbergforetagen AB 775 45
Sofina SA 161 41
Washington H Soul Pattinson & Co Ltd 3,227 98
$ 1,086
Iron & Steel - 0 .23%
ArcelorMittal SA 62,559 3,632
Fortescue Ltd 15,993 231
JFE Holdings Inc
(d)
5,500 60
Nippon Steel Corp 45,700 168
$ 4,091
Leisure Products & Services - 0 .87%
Carnival Corp 575,380 15,253
Shimano Inc 700 74
Yamaha Motor Co Ltd
(d)
8,600 60
$ 15,387
Machinery - Construction & Mining - 0 .73%
Komatsu Ltd 298,647 12,787
Machinery - Diversified - 5 .68%
CNH Industrial NV 967,842 10,366
FANUC Corp 306,700 13,547
Hexagon AB 1,191,313 13,015
Kone Oyj 1,600 102
Kubota Corp 9,200 150
Nabtesco Corp 544,058 17,994
Omron Corp 594,679 21,361
SMC Corp 48,000 23,604
Spirax Group PLC 358 35
$ 100,174
Media - 0 .00%
Pearson PLC 2,782 41

Schedule of Investments
Overseas Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 1 .33%
MISUMI Group Inc 1,010,669 $ 23,264
SKF AB 3,218 81
Tenaris SA 3,542 113
$ 23,458
Mining - 1 .83%
Anglo American PLC 6,865 340
Barrick Mining Corp 204,716 8,043
BHP Group Ltd 48,060 1,902
Boliden AB 223,895 11,770
Glencore PLC
(e)
94,594 735
Norsk Hydro ASA 4,591 51
Northern Star Resources Ltd 504,966 7,740
Rio Tinto Ltd 3,501 429
Rio Tinto PLC 10,684 1,076
South32 Ltd 42,456 126
Sumitomo Metal Mining Co Ltd 2,300 141
$ 32,353
Miscellaneous Manufacturers - 2 .25%
Alstom SA
(e)
1,083,128 21,765
Chemring Group PLC 918,373 6,511
Siemens AG 15,131 4,497
Smiths Group PLC 200,398 6,919
Trelleborg AB 1,249 51
$ 39,743
Office & Business Equipment - 0 .01%
Canon Inc 8,200 211
Oil & Gas - 3 .71%
Aker BP ASA 470,799 18,405
Bollore SE 6,830 43
BP PLC 863,853 6,839
ENEOS Holdings Inc 25,610 215
Eni SpA 19,317 546
Equinor ASA 443,819 18,062
Galp Energia SGPS SA 1,419 33
Idemitsu Kosan Co Ltd 7,200 62
Inpex Corp 8,400 219
OMV AG 1,388 98
Repsol SA 10,654 286
Santos Ltd 30,634 177
Shell PLC 53,930 2,452
Suncor Energy Inc 230,432 15,790
TotalEnergies SE 18,802 1,748
Woodside Energy Group Ltd 17,959 429
$ 65,404
Oil & Gas Services - 0 .97%
Saipem SpA 3,159,883 17,120
Packaging & Containers - 1 .97%
Amcor PLC 335,915 12,778
Smurfit Westrock PLC 251,162 9,642
Stora Enso Oyj 1,105,904 12,314
$ 34,734
Pharmaceuticals - 4 .18%
Astellas Pharma Inc 17,200 244
AstraZeneca PLC 111,064 21,071
Bayer AG 9,274 416
Eisai Co Ltd 2,500 75
GSK PLC 38,633 1,013
Ipsen SA 355 70
Merck KGaA 1,220 158
Novo Nordisk A/S 367,711 15,641
Roche Holding AG 52,107 21,234
Roche Holding AG 152 63
Sanofi SA 138,207 12,932
Shionogi & Co Ltd 7,200 145
Takeda Pharmaceutical Co Ltd 15,100 505
Teva Pharmaceutical Industries Ltd ADR
(e)
7,038 247
$ 73,814
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .01%
APA Group 12,386 $ 93
Private Equity - 0 .02%
3i Group PLC 6,093 212
CapitaLand Investment Ltd/Singapore 23,200 51
$ 263
Real Estate - 0 .10%
Azrieli Group Ltd 402 64
CK Asset Holdings Ltd 18,500 117
Daito Trust Construction Co Ltd 2,800 63
Fastighets AB Balder
(e)
6,802 41
Henderson Land Development Co Ltd 13,438 53
Hongkong Land Holdings Ltd 10,301 81
Hulic Co Ltd 4,400 50
LEG Immobilien SE 715 50
Mitsubishi Estate Co Ltd 6,500 185
Sagax AB 1,007 20
Sekisui House Ltd 5,700 124
Sino Land Co Ltd 34,000 54
Sumitomo Realty & Development Co Ltd 5,800 180
Sun Hung Kai Properties Ltd 13,883 243
Swiss Prime Site AG 757 131
Vonovia SE 7,225 195
Wharf Real Estate Investment Co Ltd 15,000 47
$ 1,698
REITs - 1 .19%
CapitaLand Ascendas REIT 38,900 77
CapitaLand Integrated Commercial Trust 57,600 107
Covivio SA/France 542 36
Gecina SA 436 37
Klepierre SA 2,029 82
Land Securities Group PLC 6,711 54
Link REIT 24,680 124
LondonMetric Property PLC 4,448,671 11,451
Nippon Building Fund Inc 72 61
Scentre Group 49,223 132
Segro PLC 896,847 8,495
Stockland 22,828 67
Unibail-Rodamco-Westfield
(e)
1,147 139
Vicinity Ltd 36,861 67
$ 20,929
Retail - 0 .77%
Associated British Foods PLC 3,040 76
CK Hutchison Holdings Ltd 1,583,500 13,222
H & M Hennes & Mauritz AB 2,337 42
JD Sports Fashion PLC 24,050 22
Kingfisher PLC 16,376 64
Nitori Holdings Co Ltd 4,000 58
Tsuruha Holdings Inc 2,200 29
$ 13,513
Semiconductors - 6 .04%
Infineon Technologies AG 578,290 38,893
Kioxia Holdings Corp
(e)
600 145
Renesas Electronics Corp 1,691,700 34,211
Samsung Electronics Co Ltd 83,907 12,635
SK hynix Inc 23,214 20,702
$ 106,586
Shipbuilding - 0 .00%
Yangzijiang Shipbuilding Holdings Ltd 12,300 42
Software - 1 .10%
SAP SE 115,611 19,410
Telecommunications - 2 .97%
BT Group PLC 56,449 166
Deutsche Telekom AG 474,746 15,335
Elisa Oyj 1,340 65
HKT Trust & HKT Ltd 37,000 60
KDDI Corp 600,100 9,820
Koninklijke KPN NV 36,260 194
Nokia OYJ 1,868,011 23,737

Schedule of Investments
Overseas Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
NTT Inc 284,100 $ 277
Orange SA 17,592 366
Singapore Telecommunications Ltd 70,400 255
SoftBank Corp 272,900 384
SoftBank Group Corp 12,300 420
Swisscom AG
(e)
244 206
Tele2 AB 3,359 69
Telecom Italia SpA/Milano
(e)
108,458 86
Telecom Italia SpA/Milano - RSP
(e)
29,305 27
Telefonaktiebolaget LM Ericsson 26,431 315
Telefonica SA 34,769 157
Telenor ASA 5,816 96
Vodafone Group PLC 178,083 283
$ 52,318
Toys, Games & Hobbies - 0 .00%
Bandai Namco Holdings Inc 2,800 64
Transportation - 1 .14%
AP Moller - Maersk A/S - A 28 66
AP Moller - Maersk A/S - B 37 88
Canadian Pacific Kansas City Ltd 104,889 9,122
Central Japan Railway Co 2,600 62
Deutsche Post AG 168,962 10,005
Getlink SE 1,471 33
Hankyu Hanshin Holdings Inc 1,100 32
Kawasaki Kisen Kaisha Ltd 3,300 54
Kuehne + Nagel International AG 455 107
Mitsui OSK Lines Ltd 3,300 125
MTR Corp Ltd 15,000 64
Nippon Yusen KK 3,900 140
Poste Italiane SpA
(f)
4,315 115
SITC International Holdings Co Ltd 12,000 50
West Japan Railway Co 4,000 72
$ 20,135
Water - 0 .02%
Severn Trent PLC 2,558 114
Veolia Environnement SA 5,952 251
$ 365
TOTAL COMMON STOCKS $ 1,714,939
PREFERRED STOCKS - 0 .62 % Shares Held Value (000's)
Automobile Manufacturers - 0 .61%
Bayerische Motoren Werke AG 4.32% 556 $ 51
Dr Ing hc F Porsche AG 1.01%
(d)
216,678 10,522
Porsche Automobil Holding SE 1.51% 1,452 53
Volkswagen AG 5.26% 1,946 197
$ 10,823
Consumer Products - 0 .01%
Henkel AG & Co KGaA 2.07% 1,512 110
TOTAL PREFERRED STOCKS $ 10,933
Total Investments $ 1,774,807
Other Assets and Liabilities -  (0.60)% (10,656)
TOTAL NET ASSETS - 100.00% $ 1,764,151
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,047 or
1.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $22,099 or 1.25% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,867 or 0.79% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 177,143 $ 504,344 $ 636,323 $ 45,164
$ 177,143 $ 504,344 $ 636,323 $ 45,164
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 426 $ — $ — $ —
$ 426 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Overseas Fund
April 30, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2026 Long 54 $ 8,224 $ 78
Total $ 78
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .66 % Shares Held Value (000's)
Money Market Funds - 2 .66%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
532,853 $ 533
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(c)
135,810,029 135,810
$ 136,343
TOTAL INVESTMENT COMPANIES $ 136,343
COMMON STOCKS - 97 .98 % Shares Held Value (000's)
Aerospace & Defense - 1 .41%
Boeing Co/The
(d)
196,732 $ 45,058
RTX Corp 153,231 26,979
$ 72,037
Apparel - 0 .28%
Birkenstock Holding Plc
(d),(e)
374,416 14,505
Automobile Manufacturers - 2 .86%
Cummins Inc 55,401 37,175
PACCAR Inc 419,653 49,855
Tesla Inc
(d)
155,542 59,359
$ 146,389
Banks - 5 .13%
Bank of America Corp 473,418 25,309
Citigroup Inc 194,042 24,834
East West Bancorp Inc 203,614 25,751
JPMorgan Chase & Co 373,203 116,898
Morgan Stanley 240,528 45,842
Wintrust Financial Corp 159,777 24,058
$ 262,692
Biotechnology - 1 .94%
Gilead Sciences Inc 259,575 33,963
Insmed Inc
(d)
140,670 19,178
Structure Therapeutics Inc ADR
(d)
294,449 12,205
Vertex Pharmaceuticals Inc
(d)
80,000 34,190
$ 99,536
Building Materials - 0 .80%
Modine Manufacturing Co
(d)
81,970 20,872
Trane Technologies PLC 41,178 20,282
$ 41,154
Chemicals - 1 .12%
Albemarle Corp 60,900 11,979
Linde PLC 90,393 45,300
$ 57,279
Computers - 6 .84%
Apple Inc 1,046,777 284,043
Lumentum Holdings Inc
(d)
29,760 26,853
Western Digital Corp 91,096 39,583
$ 350,479
Cosmetics & Personal Care - 0 .40%
Haleon PLC ADR 2,215,306 20,469
Diversified Financial Services - 4 .96%
American Express Co 131,143 42,366
Ameriprise Financial Inc 80,243 38,099
Nasdaq Inc 531,141 48,817
Visa Inc 377,914 124,651
$ 253,933
Electric - 0 .66%
NRG Energy Inc 217,454 33,831
Electrical Components & Equipment - 0 .80%
Eaton Corp PLC 94,132 40,760
Electronics - 0 .29%
Amphenol Corp 101,972 15,017
Energy - Alternate Sources - 0 .15%
Enphase Energy Inc
(d)
226,823 7,476
Environmental Control - 0 .87%
Republic Services Inc 211,721 44,296
Food - 0 .46%
Sprouts Farmers Market Inc
(d)
289,514 23,697
Gas - 0 .91%
Atmos Energy Corp 246,351 46,802
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 1 .44%
Medtronic PLC 116,657 $ 9,446
Stryker Corp 93,365 29,422
Thermo Fisher Scientific Inc 73,259 35,088
$ 73,956
Healthcare - Services - 1 .36%
HCA Healthcare Inc 76,034 33,033
UnitedHealth Group Inc 98,202 36,382
$ 69,415
Home Builders - 0 .55%
DR Horton Inc 182,641 28,101
Insurance - 1 .58%
Berkshire Hathaway Inc - Class B
(d)
75,615 35,811
Chubb Ltd 138,487 45,285
$ 81,096
Internet - 15 .48%
Alphabet Inc - A Shares 804,204 309,458
Amazon.com Inc
(d)
785,831 208,292
AppLovin Corp
(d)
43,609 19,465
Meta Platforms Inc 165,050 100,996
Netflix Inc
(d)
226,433 21,196
Palo Alto Networks Inc
(d)
245,138 43,958
Reddit Inc
(d)
126,508 18,626
Shopify Inc
(d)
220,374 26,694
Spotify Technology SA
(d)
47,584 21,249
Uber Technologies Inc
(d)
306,516 22,869
$ 792,803
Investment Companies - 0 .19%
Riot Platforms Inc
(d)
546,477 9,421
Lodging - 0 .50%
Hilton Worldwide Holdings Inc 78,875 25,561
Machinery - Construction & Mining - 2 .11%
Bloom Energy Corp
(d)
115,137 32,625
BWX Technologies Inc 111,463 24,120
GE Vernova Inc 47,476 51,438
$ 108,183
Machinery - Diversified - 0 .58%
Deere & Co 50,326 29,686
Media - 0 .75%
Nexstar Media Group Inc 185,517 38,613
Mining - 1 .11%
Cameco Corp 162,890 20,042
Freeport-McMoRan Inc 310,669 17,950
MP Materials Corp
(d)
284,144 18,765
$ 56,757
Miscellaneous Manufacturers - 1 .09%
Parker-Hannifin Corp 61,137 55,599
Oil & Gas - 3 .57%
Expand Energy Corp 151,218 15,447
Exxon Mobil Corp 606,597 93,616
Marathon Petroleum Corp 297,391 73,839
$ 182,902
Pharmaceuticals - 3 .87%
AbbVie Inc 164,840 34,834
Eli Lilly & Co 68,814 64,314
McKesson Corp 57,482 46,859
Novartis AG ADR 353,550 52,272
$ 198,279
REITs - 2 .16%
Regency Centers Corp 586,932 45,693
Terreno Realty Corp 448,776 29,260
Ventas Inc 406,466 35,712
$ 110,665
Retail - 6 .44%
Casey's General Stores Inc 130,795 107,533
Costco Wholesale Corp 60,694 61,576
Dick's Sporting Goods Inc 123,003 27,912
O'Reilly Automotive Inc
(d)
448,191 44,550

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
TJX Cos Inc/The 563,006 $ 88,251
$ 329,822
Semiconductors - 15 .65%
Advanced Micro Devices Inc
(d)
93,078 32,995
Amkor Technology Inc 363,594 25,361
Broadcom Inc 393,005 164,052
KLA Corp 26,412 46,230
Lam Research Corp 180,907 46,649
Micron Technology Inc 48,605 25,137
NVIDIA Corp 1,832,126 365,637
Taiwan Semiconductor Manufacturing Co Ltd ADR 173,651 68,776
Teradyne Inc 78,376 26,920
$ 801,757
Software - 7 .30%
Cloudflare Inc
(d)
150,207 30,788
Datadog Inc
(d)
196,589 25,987
Microsoft Corp 566,037 230,819
Oracle Corp 131,968 21,298
Palantir Technologies Inc
(d)
131,051 18,231
ServiceNow Inc
(d)
143,251 12,650
Twilio Inc
(d)
230,060 34,063
$ 373,836
Telecommunications - 1 .87%
Arista Networks Inc
(d)
168,236 29,056
Motorola Solutions Inc 52,591 23,089
T-Mobile US Inc 223,765 43,746
$ 95,891
Transportation - 0 .50%
CH Robinson Worldwide Inc 141,607 25,746
TOTAL COMMON STOCKS $ 5,018,441
Total Investments $ 5,154,784
Other Assets and Liabilities -  (0.64)% (32,553)
TOTAL NET ASSETS - 100.00% $ 5,122,231
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $533 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $540 or 0.01% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 93,888 $ 1,209,664 $ 1,167,742 $ 135,810
$ 93,888 $ 1,209,664 $ 1,167,742 $ 135,810
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 1,230 $ — $ — $ —
$ 1,230 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .03%
Blue Chip Fund
(a),(b)
85,109 $ 3,506
Core Fixed Income Fund
(a)
6,803,380 58,645
Diversified Real Asset Fund
(a)
89,222 1,248
Global Emerging Markets Fund
(a)
110,496 4,367
High Yield Fund
(a)
1,666,075 11,046
International Equity Fund
(a)
937,295 15,953
International Small Company Fund
(a)
61,522 801
LargeCap Growth Fund I
(a)
237,628 3,795
MidCap Fund
(a),(b)
29,378 1,162
Real Estate Securities Fund
(a)
103,021 3,196
SmallCap Fund
(a)
78,743 2,703
SmallCap S&P 600 Index Fund
(a)
11,281 317
Small-MidCap Dividend Income Fund
(a)
73,710 1,626
$ 108,365
Principal Funds, Inc. Institutional Class - 36 .98%
Equity Income Fund
(a)
101,865 4,542
Inflation Protection Fund
(a)
1,244,771 9,697
LargeCap S&P 500 Index Fund
(a)
487,172 16,661
LargeCap Value Fund III
(a)
222,995 4,130
Short-Term Income Fund
(a)
2,359,458 28,549
$ 63,579
TOTAL INVESTMENT COMPANIES $ 171,944
Total Investments $ 171,944
Other Assets and Liabilities -  (0.01)% (12)
TOTAL NET ASSETS - 100.00% $ 171,932
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 7,084 $ 894 $ 3,358 $ 3,506
Core Fixed Income Fund 70,831 3,688 14,989 58,645
Diversified Real Asset Fund 780 569 240 1,248
Equity Income Fund 7,337 614 3,625 4,542
Global Emerging Markets Fund 3,828 1,150 1,089 4,367
High Yield Fund 13,129 881 2,792 11,046
Inflation Protection Fund 11,663 908 2,489 9,697
International Equity Fund 18,160 1,544 4,498 15,953
International Small Company Fund 905 113 250 801
LargeCap Growth Fund I 7,595 753 3,590 3,795
LargeCap S&P 500 Index Fund 12,030 9,322 5,171 16,661
LargeCap Value Fund III 6,591 1,027 3,020 4,130
MidCap Fund 1,580 174 388 1,162
Real Estate Securities Fund 3,258 370 751 3,196
Short-Term Income Fund 34,130 1,809 7,264 28,549
SmallCap Fund 3,065 244 798 2,703
SmallCap S&P 600 Index Fund 338 44 83 317
Small-MidCap Dividend Income Fund 1,759 151 493 1,626
$ 204,063 $ 24,255 $ 54,888 $ 171,944
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,647 $ 765 $ (2,761)
Core Fixed Income Fund 1,233 (1,410) — 525
Diversified Real Asset Fund 15 (4) — 143
Equity Income Fund 52 1,704 391 (1,488)
Global Emerging Markets Fund 65 9 32 469
High Yield Fund 423 (38) — (134)
Inflation Protection Fund 502 51 — (436)
International Equity Fund 691 535 — 212
International Small Company Fund 25 2 — 31
LargeCap Growth Fund I 89 2,034 528 (2,997)
LargeCap S&P 500 Index Fund 194 (12) 384 492
LargeCap Value Fund III 135 724 722 (1,192)
MidCap Fund — 135 84 (339)
Real Estate Securities Fund 37 (16) — 335
Short-Term Income Fund 621 — — (126)
SmallCap Fund 9 31 143 161
SmallCap S&P 600 Index Fund 11 (2) 23 20
Small-MidCap Dividend Income Fund 18 28 25 181
$ 4,120 $ 5,418 $ 3,097 $ (6,904)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .78%
Blue Chip Fund
(a),(b)
1,001,415 $ 41,258
Core Fixed Income Fund
(a)
67,458,852 581,494
Diversified Real Asset Fund
(a)
922,795 12,910
Global Emerging Markets Fund
(a)
1,331,227 52,610
High Yield Fund
(a)
16,021,928 106,225
International Equity Fund
(a)
11,230,067 191,136
International Small Company Fund
(a)
713,408 9,289
LargeCap Growth Fund I
(a)
2,802,170 44,751
MidCap Fund
(a),(b)
345,870 13,679
Real Estate Securities Fund
(a)
1,069,107 33,164
SmallCap Fund
(a)
931,195 31,968
SmallCap S&P 600 Index Fund
(a)
135,819 3,812
Small-MidCap Dividend Income Fund
(a)
875,208 19,307
$ 1,141,603
Principal Funds, Inc. Institutional Class - 36 .23%
Equity Income Fund
(a)
1,206,866 53,814
Inflation Protection Fund
(a)
12,018,803 93,626
LargeCap S&P 500 Index Fund
(a)
5,849,695 200,060
LargeCap Value Fund III
(a)
2,635,084 48,802
Short-Term Income Fund
(a)
20,839,826 252,162
$ 648,464
TOTAL INVESTMENT COMPANIES $ 1,790,067
Total Investments $ 1,790,067
Other Assets and Liabilities -  (0.01)% (175)
TOTAL NET ASSETS - 100.00% $ 1,789,892
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 81,802 $ 9,043 $ 36,897 $ 41,258
Core Fixed Income Fund 664,038 22,695 96,991 581,494
Diversified Real Asset Fund 7,379 5,630 1,451 12,910
Equity Income Fund 85,263 5,447 39,487 53,814
Global Emerging Markets Fund 44,139 11,991 9,235 52,610
High Yield Fund 118,579 6,541 17,390 106,225
Inflation Protection Fund 105,451 7,144 15,492 93,626
International Equity Fund 209,395 12,668 39,856 191,136
International Small Company Fund 10,504 827 2,461 9,289
LargeCap Growth Fund I 87,682 7,336 39,304 44,751
LargeCap S&P 500 Index Fund 138,106 103,336 47,604 200,060
LargeCap Value Fund III 76,127 10,352 32,318 48,802
MidCap Fund 18,250 1,473 3,743 13,679
Real Estate Securities Fund 31,851 3,091 4,982 33,164
Short-Term Income Fund 279,084 15,068 40,965 252,162
SmallCap Fund 35,332 2,004 7,699 31,968
SmallCap S&P 600 Index Fund 3,873 418 697 3,812
Small-MidCap Dividend Income Fund 20,343 1,081 4,582 19,307
$ 2,017,198 $ 226,145 $ 441,154 $ 1,790,067
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 18,772 $ 8,898 $ (31,462)
Core Fixed Income Fund 11,572 (8,485) — 237
Diversified Real Asset Fund 138 (44) — 1,396
Equity Income Fund 594 19,296 4,550 (16,705)
Global Emerging Markets Fund 754 52 367 5,663
High Yield Fund 3,832 (160) — (1,345)
Inflation Protection Fund 4,584 (951) — (2,526)
International Equity Fund 8,009 5,102 — 3,827
International Small Company Fund 300 262 — 157
LargeCap Growth Fund I 1,037 19,583 6,148 (30,546)
LargeCap S&P 500 Index Fund 2,245 (51) 4,452 6,273
LargeCap Value Fund III 1,571 8,081 8,403 (13,440)
MidCap Fund — 1,078 977 (3,379)
Real Estate Securities Fund 366 (181) — 3,385
Short-Term Income Fund 5,093 (111) — (914)
SmallCap Fund 106 280 1,653 2,051
SmallCap S&P 600 Index Fund 125 (20) 268 238
Small-MidCap Dividend Income Fund 206 319 290 2,146
$ 40,532 $ 62,822 $ 36,006 $ (74,944)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .52%
Blue Chip Fund
(a),(b)
743,529 $ 30,634
Core Fixed Income Fund
(a)
41,246,357 355,544
Diversified Real Asset Fund
(a)
587,642 8,221
Global Emerging Markets Fund
(a)
994,065 39,286
High Yield Fund
(a)
9,008,855 59,729
International Equity Fund
(a)
8,393,433 142,856
International Small Company Fund
(a)
535,741 6,975
LargeCap Growth Fund I
(a)
2,081,334 33,239
MidCap Fund
(a),(b)
259,423 10,260
Real Estate Securities Fund
(a)
681,499 21,140
SmallCap Fund
(a)
706,875 24,267
SmallCap S&P 600 Index Fund
(a)
100,147 2,811
Small-MidCap Dividend Income Fund
(a)
654,589 14,440
$ 749,402
Principal Funds, Inc. Institutional Class - 34 .49%
Equity Income Fund
(a)
897,114 40,002
Inflation Protection Fund
(a)
6,760,885 52,667
LargeCap S&P 500 Index Fund
(a)
4,413,202 150,931
LargeCap Value Fund III
(a)
1,957,646 36,256
Short-Term Income Fund
(a)
9,474,926 114,647
$ 394,503
TOTAL INVESTMENT COMPANIES $ 1,143,905
Total Investments $ 1,143,905
Other Assets and Liabilities -  (0.01)% (59)
TOTAL NET ASSETS - 100.00% $ 1,143,846
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 65,444 $ 7,697 $ 32,050 $ 30,634
Core Fixed Income Fund 437,141 17,557 93,823 355,544
Diversified Real Asset Fund 5,248 3,693 1,652 8,221
Equity Income Fund 68,178 4,732 34,803 40,002
Global Emerging Markets Fund 35,266 10,055 10,399 39,286
High Yield Fund 71,439 4,629 15,414 59,729
Inflation Protection Fund 63,521 4,971 13,676 52,667
International Equity Fund 167,417 11,721 43,238 142,856
International Small Company Fund 8,435 688 2,471 6,975
LargeCap Growth Fund I 70,131 6,314 34,157 33,239
LargeCap S&P 500 Index Fund 110,357 83,903 47,516 150,931
LargeCap Value Fund III 60,921 8,646 28,832 36,256
MidCap Fund 14,620 1,273 3,764 10,260
Real Estate Securities Fund 21,455 2,630 5,046 21,140
Short-Term Income Fund 133,970 10,168 29,002 114,647
SmallCap Fund 28,296 1,822 7,587 24,267
SmallCap S&P 600 Index Fund 3,089 350 785 2,811
Small-MidCap Dividend Income Fund 16,292 972 4,749 14,440
$ 1,381,220 $ 181,821 $ 408,964 $ 1,143,905
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 16,129 $ 7,206 $ (26,586)
Core Fixed Income Fund 7,578 (8,927) — 3,596
Diversified Real Asset Fund 98 (31) — 963
Equity Income Fund 477 11,639 3,681 (9,744)
Global Emerging Markets Fund 606 119 295 4,245
High Yield Fund 2,296 (205) — (720)
Inflation Protection Fund 2,787 (971) — (1,178)
International Equity Fund 6,448 5,821 — 1,135
International Small Company Fund 244 219 — 104
LargeCap Growth Fund I 837 16,088 4,961 (25,137)
LargeCap S&P 500 Index Fund 1,803 (205) 3,573 4,392
LargeCap Value Fund III 1,268 6,862 6,782 (11,341)
MidCap Fund — 1,543 791 (3,412)
Real Estate Securities Fund 248 (114) — 2,215
Short-Term Income Fund 2,434 (23) — (466)
SmallCap Fund 85 298 1,334 1,438
SmallCap S&P 600 Index Fund 99 (37) 214 194
Small-MidCap Dividend Income Fund 166 320 235 1,605
$ 27,474 $ 48,525 $ 29,072 $ (58,697)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .93%
Blue Chip Fund
(a),(b)
3,650,866 $ 150,416
Core Fixed Income Fund
(a)
154,928,214 1,335,481
Diversified Real Asset Fund
(a)
2,411,970 33,743
Global Emerging Markets Fund
(a)
4,863,843 192,219
High Yield Fund
(a)
32,888,305 218,050
International Equity Fund
(a)
41,221,129 701,584
International Small Company Fund
(a)
2,652,293 34,533
LargeCap Growth Fund I
(a)
10,221,693 163,240
MidCap Fund
(a),(b)
1,281,687 50,691
Real Estate Securities Fund
(a)
2,805,233 87,018
SmallCap Fund
(a)
3,449,144 118,409
SmallCap S&P 600 Index Fund
(a)
490,801 13,777
Small-MidCap Dividend Income Fund
(a)
3,174,901 70,038
$ 3,169,199
Principal Funds, Inc. Institutional Class - 33 .08%
Equity Income Fund
(a)
4,405,567 196,444
Inflation Protection Fund
(a)
23,517,551 183,201
LargeCap S&P 500 Index Fund
(a)
21,669,263 741,089
LargeCap Value Fund III
(a)
9,613,707 178,046
Short-Term Income Fund
(a)
22,118,822 267,638
$ 1,566,418
TOTAL INVESTMENT COMPANIES $ 4,735,617
Total Investments $ 4,735,617
Other Assets and Liabilities -  (0.01)% (400)
TOTAL NET ASSETS - 100.00% $ 4,735,217
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 293,049 $ 32,961 $ 129,702 $ 150,416
Core Fixed Income Fund 1,490,600 63,936 200,023 1,335,481
Diversified Real Asset Fund 24,346 9,397 4,098 33,743
Equity Income Fund 305,335 19,844 138,091 196,444
Global Emerging Markets Fund 157,660 44,283 30,429 192,219
High Yield Fund 239,435 13,997 32,268 218,050
Inflation Protection Fund 200,090 16,719 26,960 183,201
International Equity Fund 748,866 47,648 127,007 701,584
International Small Company Fund 37,949 2,515 7,464 34,533
LargeCap Growth Fund I 313,946 26,765 137,913 163,240
LargeCap S&P 500 Index Fund 492,991 373,278 148,006 741,089
LargeCap Value Fund III 272,874 37,500 113,009 178,046
MidCap Fund 65,566 5,116 11,585 50,691
Real Estate Securities Fund 83,197 7,377 11,964 87,018
Short-Term Income Fund 273,573 32,179 37,051 267,638
SmallCap Fund 126,717 7,239 24,039 118,409
SmallCap S&P 600 Index Fund 13,782 1,476 2,268 13,777
Small-MidCap Dividend Income Fund 73,001 3,645 15,513 70,038
$ 5,212,977 $ 745,875 $ 1,197,390 $ 4,735,617
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 64,360 $ 32,177 $ (110,252)
Core Fixed Income Fund 26,346 (13,793) — (5,239)
Diversified Real Asset Fund 452 156 — 3,942
Equity Income Fund 2,160 23,557 16,447 (14,201)
Global Emerging Markets Fund 2,714 131 1,319 20,574
High Yield Fund 7,844 (287) — (2,827)
Inflation Protection Fund 8,781 22 — (6,670)
International Equity Fund 28,866 14,907 — 17,170
International Small Company Fund 1,098 631 — 902
LargeCap Growth Fund I 3,745 63,855 22,195 (103,413)
LargeCap S&P 500 Index Fund 8,096 (502) 16,045 23,328
LargeCap Value Fund III 5,672 27,375 30,338 (46,694)
MidCap Fund — 268 3,550 (8,674)
Real Estate Securities Fund 972 (1,060) — 9,468
Short-Term Income Fund 5,082 1 — (1,064)
SmallCap Fund 383 758 5,982 7,734
SmallCap S&P 600 Index Fund 444 9 956 778
Small-MidCap Dividend Income Fund 752 1,006 1,053 7,899
$ 103,407 $ 181,394 $ 130,062 $ (207,239)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 72 .81%
Blue Chip Fund
(a),(b)
1,659,806 $ 68,384
Core Fixed Income Fund
(a)
62,901,181 542,208
Global Emerging Markets Fund
(a)
2,187,524 86,451
High Yield Fund
(a)
11,854,393 78,594
International Equity Fund
(a)
18,550,999 315,738
International Small Company Fund
(a)
1,197,005 15,585
LargeCap Growth Fund I
(a)
4,643,453 74,156
MidCap Fund
(a),(b)
578,584 22,883
Real Estate Securities Fund
(a)
1,518,149 47,093
SmallCap Fund
(a)
1,569,491 53,881
SmallCap S&P 600 Index Fund
(a)
218,136 6,123
Small-MidCap Dividend Income Fund
(a)
1,451,636 32,023
$ 1,343,119
Principal Funds, Inc. Institutional Class - 27 .19%
Equity Income Fund
(a)
1,997,555 89,071
LargeCap S&P 500 Index Fund
(a)
9,698,154 331,677
LargeCap Value Fund III
(a)
4,363,117 80,805
$ 501,553
TOTAL INVESTMENT COMPANIES $ 1,844,672
Total Investments $ 1,844,672
Other Assets and Liabilities -  0.00% (84)
TOTAL NET ASSETS - 100.00% $ 1,844,588
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 132,083 $ 16,658 $ 59,447 $ 68,384
Core Fixed Income Fund 596,983 46,613 93,612 542,208
Equity Income Fund 136,792 10,853 62,762 89,071
Global Emerging Markets Fund 70,964 21,728 15,534 86,451
High Yield Fund 87,088 6,340 13,684 78,594
International Equity Fund 337,257 28,169 64,072 315,738
International Small Company Fund 17,159 1,383 3,648 15,585
LargeCap Growth Fund I 141,453 13,932 63,206 74,156
LargeCap S&P 500 Index Fund 222,626 174,055 75,036 331,677
LargeCap Value Fund III 123,011 18,753 52,136 80,805
MidCap Fund 29,618 2,787 5,681 22,883
Real Estate Securities Fund 40,859 9,048 7,275 47,093
SmallCap Fund 57,136 4,326 11,398 53,881
SmallCap S&P 600 Index Fund 6,188 744 1,157 6,123
Small-MidCap Dividend Income Fund 32,894 2,201 7,103 32,023
$ 2,032,111 $ 357,590 $ 535,751 $ 1,844,672
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 12,545 $ 14,615 $ (33,455)
Core Fixed Income Fund 10,657 84 — (7,860)
Equity Income Fund 984 7,789 7,467 (3,601)
Global Emerging Markets Fund 1,231 81 597 9,212
High Yield Fund 2,878 (133) — (1,017)
International Equity Fund 13,111 6,678 — 7,706
International Small Company Fund 505 (10) — 701
LargeCap Growth Fund I 1,702 10,824 10,087 (28,847)
LargeCap S&P 500 Index Fund 3,670 (310) 7,271 10,342
LargeCap Value Fund III 2,579 8,263 13,789 (17,086)
MidCap Fund — 659 1,619 (4,500)
Real Estate Securities Fund 490 57 — 4,404
SmallCap Fund 174 211 2,721 3,606
SmallCap S&P 600 Index Fund 200 1 429 347
Small-MidCap Dividend Income Fund 343 355 479 3,676
$ 38,524 $ 47,094 $ 59,074 $ (56,372)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .22%
Blue Chip Fund
(a),(b)
4,670,646 $ 192,430
Core Fixed Income Fund
(a)
101,478,885 874,748
Global Emerging Markets Fund
(a)
6,213,847 245,571
High Yield Fund
(a)
22,325,063 148,015
International Equity Fund
(a)
52,497,676 893,510
International Small Company Fund
(a)
3,324,037 43,279
LargeCap Growth Fund I
(a)
13,072,803 208,773
MidCap Fund
(a),(b)
1,615,700 63,901
Real Estate Securities Fund
(a)
3,653,512 113,332
SmallCap Fund
(a)
4,422,508 151,825
SmallCap S&P 600 Index Fund
(a)
618,309 17,356
Small-MidCap Dividend Income Fund
(a)
4,079,003 89,983
$ 3,042,723
Principal Funds, Inc. Institutional Class - 31 .79%
Equity Income Fund
(a)
5,631,038 251,088
LargeCap S&P 500 Index Fund
(a)
27,452,956 938,892
LargeCap Value Fund III
(a)
12,292,008 227,648
$ 1,417,628
TOTAL INVESTMENT COMPANIES $ 4,460,351
Total Investments $ 4,460,351
Other Assets and Liabilities -  (0.01)% (314)
TOTAL NET ASSETS - 100.00% $ 4,460,037
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 363,957 $ 42,242 $ 156,489 $ 192,430
Core Fixed Income Fund 908,084 87,135 108,444 874,748
Equity Income Fund 377,218 25,461 163,380 251,088
Global Emerging Markets Fund 195,662 56,349 32,434 245,571
High Yield Fund 154,516 14,025 18,500 148,015
International Equity Fund 929,677 63,424 139,700 893,510
International Small Company Fund 47,233 2,888 8,799 43,279
LargeCap Growth Fund I 389,820 34,352 166,300 208,773
LargeCap S&P 500 Index Fund 613,633 466,095 170,260 938,892
LargeCap Value Fund III 338,933 47,088 134,490 227,648
MidCap Fund 81,480 6,417 13,504 63,901
Real Estate Securities Fund 92,749 22,447 12,385 113,332
SmallCap Fund 157,433 9,407 25,837 151,825
SmallCap S&P 600 Index Fund 17,076 1,855 2,566 17,356
Small-MidCap Dividend Income Fund 90,727 4,563 16,498 89,983
$ 4,758,198 $ 883,748 $ 1,169,586 $ 4,460,351
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 34,518 $ 40,355 $ (91,798)
Core Fixed Income Fund 16,224 (41) — (11,986)
Equity Income Fund 2,704 22,766 20,613 (10,977)
Global Emerging Markets Fund 3,374 114 1,639 25,880
High Yield Fund 5,111 (54) — (1,972)
International Equity Fund 35,921 14,412 — 25,697
International Small Company Fund 1,382 (152) — 2,109
LargeCap Growth Fund I 4,674 50,485 27,701 (99,584)
LargeCap S&P 500 Index Fund 10,054 (527) 19,923 29,951
LargeCap Value Fund III 7,082 33,154 37,876 (57,037)
MidCap Fund — 1,658 4,458 (12,150)
Real Estate Securities Fund 1,111 262 — 10,259
SmallCap Fund 478 462 7,466 10,360
SmallCap S&P 600 Index Fund 548 22 1,179 969
Small-MidCap Dividend Income Fund 942 900 1,322 10,291
$ 89,605 $ 157,979 $ 162,532 $ (169,988)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .22%
Blue Chip Fund
(a),(b)
1,922,132 $ 79,192
Core Fixed Income Fund
(a)
20,850,430 179,731
Global Emerging Markets Fund
(a)
2,533,567 100,127
High Yield Fund
(a)
5,741,963 38,069
International Equity Fund
(a)
21,385,022 363,973
International Small Company Fund
(a)
1,386,906 18,057
LargeCap Growth Fund I
(a)
5,375,361 85,845
MidCap Fund
(a),(b)
668,763 26,450
Real Estate Securities Fund
(a)
1,317,533 40,870
SmallCap Fund
(a)
1,798,294 61,735
SmallCap S&P 600 Index Fund
(a)
251,047 7,047
Small-MidCap Dividend Income Fund
(a)
1,677,356 37,002
$ 1,038,098
Principal Funds, Inc. Institutional Class - 35 .78%
Equity Income Fund
(a)
2,310,308 103,016
LargeCap S&P 500 Index Fund
(a)
11,164,436 381,824
LargeCap Value Fund III
(a)
5,048,594 93,500
$ 578,340
TOTAL INVESTMENT COMPANIES $ 1,616,438
Total Investments $ 1,616,438
Other Assets and Liabilities -  0.00% (70)
TOTAL NET ASSETS - 100.00% $ 1,616,368
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 153,906 $ 18,685 $ 69,056 $ 79,192
Core Fixed Income Fund 192,444 22,008 32,191 179,731
Equity Income Fund 158,680 11,827 72,225 103,016
Global Emerging Markets Fund 82,641 24,533 17,658 100,127
High Yield Fund 41,358 4,181 6,926 38,069
International Equity Fund 392,865 30,533 75,986 363,973
International Small Company Fund 20,035 1,388 4,167 18,057
LargeCap Growth Fund I 164,797 15,392 73,457 85,845
LargeCap S&P 500 Index Fund 259,925 200,131 89,593 381,824
LargeCap Value Fund III 143,348 20,922 60,537 93,500
MidCap Fund 34,514 2,992 6,627 26,450
Real Estate Securities Fund 34,786 8,876 6,622 40,870
SmallCap Fund 66,586 4,591 13,817 61,735
SmallCap S&P 600 Index Fund 7,204 845 1,398 7,047
Small-MidCap Dividend Income Fund 38,365 2,287 8,281 37,002
$ 1,791,454 $ 369,191 $ 538,541 $ 1,616,438
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 14,005 $ 17,022 $ (38,348)
Core Fixed Income Fund 3,402 17 — (2,547)
Equity Income Fund 1,136 6,355 8,697 (1,621)
Global Emerging Markets Fund 1,422 96 690 10,515
High Yield Fund 1,353 (33) — (511)
International Equity Fund 15,143 8,336 — 8,225
International Small Company Fund 584 (22) — 823
LargeCap Growth Fund I 1,968 4,430 11,665 (25,317)
LargeCap S&P 500 Index Fund 4,240 (430) 8,402 11,791
LargeCap Value Fund III 2,982 4,057 15,946 (14,290)
MidCap Fund — 493 1,885 (4,922)
Real Estate Securities Fund 414 39 — 3,791
SmallCap Fund 202 345 3,147 4,030
SmallCap S&P 600 Index Fund 231 10 497 386
Small-MidCap Dividend Income Fund 396 390 558 4,241
$ 33,473 $ 38,088 $ 68,509 $ (43,754)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .91%
Blue Chip Fund
(a),(b)
4,172,190 $ 171,894
Core Fixed Income Fund
(a)
16,845,966 145,212
Global Emerging Markets Fund
(a)
5,493,472 217,102
High Yield Fund
(a)
6,076,052 40,284
International Equity Fund
(a)
46,474,783 791,001
International Small Company Fund
(a)
3,011,508 39,210
LargeCap Growth Fund I
(a)
11,665,459 186,297
MidCap Fund
(a),(b)
1,450,286 57,359
Real Estate Securities Fund
(a)
2,611,524 81,010
SmallCap Fund
(a)
3,901,900 133,952
SmallCap S&P 600 Index Fund
(a)
543,145 15,246
Small-MidCap Dividend Income Fund
(a)
3,640,370 80,307
$ 1,958,874
Principal Funds, Inc. Institutional Class - 39 .10%
Equity Income Fund
(a)
5,013,474 223,551
LargeCap S&P 500 Index Fund
(a)
24,297,735 830,982
LargeCap Value Fund III
(a)
10,956,678 202,918
$ 1,257,451
TOTAL INVESTMENT COMPANIES $ 3,216,325
Total Investments $ 3,216,325
Other Assets and Liabilities -  (0.01)% (229)
TOTAL NET ASSETS - 100.00% $ 3,216,096
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 320,715 $ 38,169 $ 136,475 $ 171,894
Core Fixed Income Fund 141,608 24,070 18,510 145,212
Equity Income Fund 330,497 23,550 140,788 223,551
Global Emerging Markets Fund 172,303 50,306 28,275 217,102
High Yield Fund 40,313 5,784 5,281 40,284
International Equity Fund 818,999 59,481 122,710 791,001
International Small Company Fund 41,703 2,635 6,854 39,210
LargeCap Growth Fund I 343,436 31,188 145,121 186,297
LargeCap S&P 500 Index Fund 542,143 412,476 149,420 830,982
LargeCap Value Fund III 298,684 42,376 117,131 202,918
MidCap Fund 71,852 5,888 11,147 57,359
Real Estate Securities Fund 64,979 18,090 9,527 81,010
SmallCap Fund 138,725 8,894 23,161 133,952
SmallCap S&P 600 Index Fund 15,023 1,686 2,328 15,246
Small-MidCap Dividend Income Fund 79,985 4,307 13,821 80,307
$ 3,420,965 $ 728,900 $ 930,549 $ 3,216,325
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 28,826 $ 35,618 $ (79,341)
Core Fixed Income Fund 2,535 (2) — (1,954)
Equity Income Fund 2,379 14,233 18,191 (3,941)
Global Emerging Markets Fund 2,967 104 1,441 22,664
High Yield Fund 1,335 (7) — (525)
International Equity Fund 31,608 11,850 — 23,381
International Small Company Fund 1,220 (64) — 1,790
LargeCap Growth Fund I 4,114 15,793 24,382 (58,999)
LargeCap S&P 500 Index Fund 8,844 (629) 17,522 26,412
LargeCap Value Fund III 6,234 14,986 33,337 (35,997)
MidCap Fund — 1,072 3,938 (10,306)
Real Estate Securities Fund 780 152 — 7,316
SmallCap Fund 421 347 6,571 9,147
SmallCap S&P 600 Index Fund 482 11 1,036 854
Small-MidCap Dividend Income Fund 829 621 1,167 9,215
$ 63,748 $ 87,293 $ 143,203 $ (90,284)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .75%
Blue Chip Fund
(a),(b)
1,552,723 $ 63,972
Core Fixed Income Fund
(a)
2,862,750 24,677
Global Emerging Markets Fund
(a)
2,014,332 79,606
High Yield Fund
(a)
1,227,512 8,139
International Equity Fund
(a)
17,099,908 291,041
International Small Company Fund
(a)
1,122,362 14,613
LargeCap Growth Fund I
(a)
4,336,060 69,247
MidCap Fund
(a),(b)
538,259 21,288
Real Estate Securities Fund
(a)
930,848 28,875
SmallCap Fund
(a)
1,444,242 49,581
SmallCap S&P 600 Index Fund
(a)
197,123 5,533
Small-MidCap Dividend Income Fund
(a)
1,341,584 29,595
$ 686,167
Principal Funds, Inc. Institutional Class - 40 .25%
Equity Income Fund
(a)
1,858,393 82,866
LargeCap S&P 500 Index Fund
(a)
8,888,115 303,973
LargeCap Value Fund III
(a)
4,067,482 75,330
$ 462,169
TOTAL INVESTMENT COMPANIES $ 1,148,336
Total Investments $ 1,148,336
Other Assets and Liabilities -  0.00% (57)
TOTAL NET ASSETS - 100.00% $ 1,148,279
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 116,857 $ 15,296 $ 49,614 $ 63,972
Core Fixed Income Fund 27,704 1,340 4,006 24,677
Equity Income Fund 119,801 10,215 50,889 82,866
Global Emerging Markets Fund 62,667 19,846 11,157 79,606
High Yield Fund 8,992 573 1,307 8,139
International Equity Fund 298,095 27,376 47,054 291,041
International Small Company Fund 15,268 1,167 2,444 14,613
LargeCap Growth Fund I 125,087 12,891 52,782 69,247
LargeCap S&P 500 Index Fund 197,699 155,433 58,241 303,973
LargeCap Value Fund III 108,859 17,061 42,809 75,330
MidCap Fund 26,258 2,550 4,099 21,288
Real Estate Securities Fund 23,408 6,636 3,830 28,875
SmallCap Fund 50,573 4,147 8,568 49,581
SmallCap S&P 600 Index Fund 5,450 692 917 5,533
Small-MidCap Dividend Income Fund 29,135 2,054 5,179 29,595
$ 1,215,853 $ 277,277 $ 342,896 $ 1,148,336
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 10,180 $ 13,005 $ (28,747)
Core Fixed Income Fund 496 21 — (382)
Equity Income Fund 876 3,517 6,642 222
Global Emerging Markets Fund 1,091 28 529 8,222
High Yield Fund 298 (14) — (105)
International Equity Fund 11,627 3,486 — 9,138
International Small Company Fund 453 (1) — 623
LargeCap Growth Fund I 1,512 3,022 8,960 (18,971)
LargeCap S&P 500 Index Fund 3,249 (374) 6,436 9,456
LargeCap Value Fund III 2,291 2,298 12,251 (10,079)
MidCap Fund — 26 1,444 (3,447)
Real Estate Securities Fund 284 13 — 2,648
SmallCap Fund 155 54 2,418 3,375
SmallCap S&P 600 Index Fund 176 4 378 304
Small-MidCap Dividend Income Fund 305 183 427 3,402
$ 22,813 $ 22,443 $ 52,490 $ (24,341)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .76%
Blue Chip Fund
(a),(b)
1,569,936 $ 64,681
Core Fixed Income Fund
(a)
2,903,647 25,030
Global Emerging Markets Fund
(a)
2,036,085 80,466
High Yield Fund
(a)
1,245,476 8,258
International Equity Fund
(a)
17,287,898 294,240
International Small Company Fund
(a)
1,134,802 14,775
LargeCap Growth Fund I
(a)
4,384,235 70,016
MidCap Fund
(a),(b)
544,497 21,535
Real Estate Securities Fund
(a)
941,148 29,194
SmallCap Fund
(a)
1,461,449 50,172
SmallCap S&P 600 Index Fund
(a)
197,713 5,550
Small-MidCap Dividend Income Fund
(a)
1,355,409 29,900
$ 693,817
Principal Funds, Inc. Institutional Class - 40 .24%
Equity Income Fund
(a)
1,878,909 83,780
LargeCap S&P 500 Index Fund
(a)
8,986,635 307,343
LargeCap Value Fund III
(a)
4,112,341 76,161
$ 467,284
TOTAL INVESTMENT COMPANIES $ 1,161,101
Total Investments $ 1,161,101
Other Assets and Liabilities -  0.00% (37)
TOTAL NET ASSETS - 100.00% $ 1,161,064
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 114,828 $ 15,814 $ 47,725 $ 64,681
Core Fixed Income Fund 27,244 1,557 3,410 25,030
Equity Income Fund 117,712 10,820 48,546 83,780
Global Emerging Markets Fund 61,543 20,078 9,466 80,466
High Yield Fund 8,842 642 1,108 8,258
International Equity Fund 292,813 29,012 40,230 294,240
International Small Company Fund 15,026 1,199 2,087 14,775
LargeCap Growth Fund I 122,900 13,434 50,711 70,016
LargeCap S&P 500 Index Fund 194,130 154,597 50,962 307,343
LargeCap Value Fund III 106,979 17,569 40,798 76,161
MidCap Fund 25,818 2,668 3,573 21,535
Real Estate Securities Fund 23,169 6,565 3,219 29,194
SmallCap Fund 49,706 4,447 7,465 50,172
SmallCap S&P 600 Index Fund 5,348 689 799 5,550
Small-MidCap Dividend Income Fund 28,632 2,175 4,489 29,900
$ 1,194,690 $ 281,266 $ 314,588 $ 1,161,101
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 9,697 $ 12,878 $ (27,933)
Core Fixed Income Fund 493 13 — (374)
Equity Income Fund 867 3,039 6,574 755
Global Emerging Markets Fund 1,074 27 521 8,284
High Yield Fund 297 (9) — (109)
International Equity Fund 11,458 2,051 — 10,594
International Small Company Fund 450 — — 637
LargeCap Growth Fund I 1,495 2,691 8,860 (18,298)
LargeCap S&P 500 Index Fund 3,202 (256) 6,342 9,834
LargeCap Value Fund III 2,266 2,030 12,117 (9,619)
MidCap Fund — 36 1,432 (3,414)
Real Estate Securities Fund 283 4 — 2,675
SmallCap Fund 153 46 2,392 3,438
SmallCap S&P 600 Index Fund 172 2 371 310
Small-MidCap Dividend Income Fund 302 145 422 3,437
$ 22,512 $ 19,516 $ 51,909 $ (19,783)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .76%
Blue Chip Fund
(a),(b)
387,587 $ 15,968
Core Fixed Income Fund
(a)
716,686 6,178
Global Emerging Markets Fund
(a)
502,217 19,848
High Yield Fund
(a)
307,395 2,038
International Equity Fund
(a)
4,266,792 72,622
International Small Company Fund
(a)
280,064 3,646
LargeCap Growth Fund I
(a)
1,082,483 17,287
MidCap Fund
(a),(b)
134,394 5,315
Real Estate Securities Fund
(a)
232,100 7,200
SmallCap Fund
(a)
360,810 12,387
SmallCap S&P 600 Index Fund
(a)
48,768 1,369
Small-MidCap Dividend Income Fund
(a)
334,643 7,382
$ 171,240
Principal Funds, Inc. Institutional Class - 40 .25%
Equity Income Fund
(a)
463,769 20,680
LargeCap S&P 500 Index Fund
(a)
2,218,397 75,869
LargeCap Value Fund III
(a)
1,015,032 18,798
$ 115,347
TOTAL INVESTMENT COMPANIES $ 286,587
Total Investments $ 286,587
Other Assets and Liabilities -  (0.01)% (24)
TOTAL NET ASSETS - 100.00% $ 286,563
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 27,296 $ 5,036 $ 11,933 $ 15,968
Core Fixed Income Fund 6,502 826 1,058 6,178
Equity Income Fund 27,979 4,036 12,263 20,680
Global Emerging Markets Fund 14,576 6,084 2,825 19,848
High Yield Fund 2,110 302 344 2,038
International Equity Fund 69,442 11,927 11,734 72,622
International Small Company Fund 3,606 563 676 3,646
LargeCap Growth Fund I 29,196 4,551 12,651 17,287
LargeCap S&P 500 Index Fund 45,934 41,549 13,893 75,869
LargeCap Value Fund III 25,447 5,594 10,399 18,798
MidCap Fund 6,163 999 1,009 5,315
Real Estate Securities Fund 5,605 2,030 1,089 7,200
SmallCap Fund 11,833 1,896 2,189 12,387
SmallCap S&P 600 Index Fund 1,259 259 226 1,369
Small-MidCap Dividend Income Fund 6,812 984 1,287 7,382
$ 283,760 $ 86,636 $ 83,576 $ 286,587
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,090 $ 3,102 $ (5,521)
Core Fixed Income Fund 121 (1) — (91)
Equity Income Fund 213 469 1,582 459
Global Emerging Markets Fund 259 1 125 2,012
High Yield Fund 73 (1) — (29)
International Equity Fund 2,768 (28) — 3,015
International Small Company Fund 112 — — 153
LargeCap Growth Fund I 362 (88) 2,148 (3,721)
LargeCap S&P 500 Index Fund 770 (80) 1,525 2,359
LargeCap Value Fund III 550 227 2,939 (2,071)
MidCap Fund — — 347 (838)
Real Estate Securities Fund 71 — — 654
SmallCap Fund 37 2 581 845
SmallCap S&P 600 Index Fund 41 — 88 77
Small-MidCap Dividend Income Fund 74 24 102 849
$ 5,451 $ 1,615 $ 12,539 $ (1,848)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .74%
Blue Chip Fund
(a),(b)
148,740 $ 6,128
Core Fixed Income Fund
(a)
274,954 2,370
Global Emerging Markets Fund
(a)
192,335 7,601
High Yield Fund
(a)
117,921 782
International Equity Fund
(a)
1,636,165 27,848
International Small Company Fund
(a)
107,416 1,399
LargeCap Growth Fund I
(a)
415,372 6,633
MidCap Fund
(a),(b)
51,536 2,038
Real Estate Securities Fund
(a)
88,925 2,758
SmallCap Fund
(a)
138,442 4,753
SmallCap S&P 600 Index Fund
(a)
18,689 525
Small-MidCap Dividend Income Fund
(a)
128,400 2,832
$ 65,667
Principal Funds, Inc. Institutional Class - 40 .26%
Equity Income Fund
(a)
177,877 7,932
LargeCap S&P 500 Index Fund
(a)
851,032 29,105
LargeCap Value Fund III
(a)
389,326 7,210
$ 44,247
TOTAL INVESTMENT COMPANIES $ 109,914
Total Investments $ 109,914
Other Assets and Liabilities -  0.00% 2
TOTAL NET ASSETS - 100.00% $ 109,916
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 8,908 $ 2,566 $ 3,910 $ 6,128
Core Fixed Income Fund 2,151 604 352 2,370
Equity Income Fund 9,122 2,385 3,928 7,932
Global Emerging Markets Fund 4,693 2,908 727 7,601
High Yield Fund 697 208 113 782
International Equity Fund 22,469 7,470 3,092 27,848
International Small Company Fund 1,218 403 279 1,399
LargeCap Growth Fund I 9,505 2,441 4,102 6,633
LargeCap S&P 500 Index Fund 14,745 16,778 3,410 29,105
LargeCap Value Fund III 8,324 2,836 3,376 7,210
MidCap Fund 2,040 633 347 2,038
Real Estate Securities Fund 1,890 1,007 378 2,758
SmallCap Fund 3,882 1,225 676 4,753
SmallCap S&P 600 Index Fund 396 155 57 525
Small-MidCap Dividend Income Fund 2,233 676 384 2,832
$ 92,273 $ 42,295 $ 25,131 $ 109,914
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 78 $ 1,039 $ (1,514)
Core Fixed Income Fund 42 — — (33)
Equity Income Fund 73 106 528 247
Global Emerging Markets Fund 84 — 41 727
High Yield Fund 26 — — (10)
International Equity Fund 908 (1) — 1,002
International Small Company Fund 39 3 — 54
LargeCap Growth Fund I 121 (30) 715 (1,181)
LargeCap S&P 500 Index Fund 251 (3) 496 995
LargeCap Value Fund III 183 56 980 (630)
MidCap Fund — — 118 (288)
Real Estate Securities Fund 25 — — 239
SmallCap Fund 12 1 194 321
SmallCap S&P 600 Index Fund 13 — 28 31
Small-MidCap Dividend Income Fund 26 1 34 306
$ 1,803 $ 211 $ 4,173 $ 266
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24 .69%
Diversified Real Asset Fund
(a)
270,914 $ 3,790
Global Emerging Markets Fund
(a)
335,954 13,277
High Yield Fund
(a)
5,087,478 33,730
International Equity Fund
(a)
2,855,843 48,606
International Small Company Fund
(a)
187,540 2,442
MidCap S&P 400 Index Fund
(a)
377,431 9,006
Real Estate Securities Fund
(a)
314,080 9,743
SmallCap S&P 600 Index Fund
(a)
333,256 9,354
$ 129,948
Principal Funds, Inc. Institutional Class - 75 .32%
Bond Market Index Fund
(a)
20,964,016 179,243
Inflation Protection Fund
(a)
3,850,175 29,993
LargeCap S&P 500 Index Fund
(a)
2,921,527 99,916
Short-Term Income Fund
(a)
7,211,013 87,253
$ 396,405
TOTAL INVESTMENT COMPANIES $ 526,353
Total Investments $ 526,353
Other Assets and Liabilities -  (0.01)% (77)
TOTAL NET ASSETS - 100.00% $ 526,276
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 163,868 $ 27,238 $ 6,044 $ 179,243
Diversified Real Asset Fund 2,015 1,476 103 3,790
Global Emerging Markets Fund 8,692 4,007 765 13,277
High Yield Fund 30,350 4,951 1,124 33,730
Inflation Protection Fund 27,125 4,812 1,017 29,993
International Equity Fund 41,461 8,273 2,982 48,606
International Small Company Fund 2,191 416 264 2,442
LargeCap S&P 500 Index Fund 94,157 13,059 10,187 99,916
MidCap S&P 400 Index Fund 7,885 1,723 947 9,006
Real Estate Securities Fund 7,885 1,253 314 9,743
Short-Term Income Fund 78,928 11,620 2,926 87,253
SmallCap S&P 600 Index Fund 7,690 1,839 730 9,354
$ 472,247 $ 80,667 $ 27,403 $ 526,353
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,615 $ — $ — $ (5,819)
Diversified Real Asset Fund 42 — — 402
Global Emerging Markets Fund 158 3 76 1,340
High Yield Fund 1,114 — — (447)
Inflation Protection Fund 1,279 — — (927)
International Equity Fund 1,689 (2) — 1,856
International Small Company Fund 70 — — 99
LargeCap S&P 500 Index Fund 950 51 1,882 2,836
MidCap S&P 400 Index Fund 176 — 535 345
Real Estate Securities Fund 103 — — 919
Short-Term Income Fund 1,635 — — (369)
SmallCap S&P 600 Index Fund 260 1 559 554
$ 14,091 $ 53 $ 3,052 $ 789
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26 .52%
Diversified Real Asset Fund
(a)
341,784 $ 4,782
Global Emerging Markets Fund
(a)
495,303 19,574
High Yield Fund
(a)
5,986,617 39,691
International Equity Fund
(a)
4,184,353 71,218
International Small Company Fund
(a)
266,087 3,465
MidCap S&P 400 Index Fund
(a)
546,485 13,039
Real Estate Securities Fund
(a)
398,901 12,374
SmallCap S&P 600 Index Fund
(a)
483,129 13,561
$ 177,704
Principal Funds, Inc. Institutional Class - 73 .49%
Bond Market Index Fund
(a)
25,455,924 217,648
Inflation Protection Fund
(a)
4,506,309 35,104
LargeCap S&P 500 Index Fund
(a)
4,254,697 145,511
Short-Term Income Fund
(a)
7,788,093 94,236
$ 492,499
TOTAL INVESTMENT COMPANIES $ 670,203
Total Investments $ 670,203
Other Assets and Liabilities -  (0.01)% (48)
TOTAL NET ASSETS - 100.00% $ 670,155
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 199,302 $ 30,872 $ 5,785 $ 217,648
Diversified Real Asset Fund 2,491 1,894 81 4,782
Global Emerging Markets Fund 13,164 5,603 1,157 19,574
High Yield Fund 35,552 5,653 1,036 39,691
Inflation Protection Fund 31,668 5,403 944 35,104
International Equity Fund 62,561 10,929 5,060 71,218
International Small Company Fund 3,184 532 391 3,465
LargeCap S&P 500 Index Fund 141,671 16,506 17,060 145,511
MidCap S&P 400 Index Fund 11,725 2,148 1,350 13,039
Real Estate Securities Fund 9,669 1,890 299 12,374
Short-Term Income Fund 83,680 13,357 2,441 94,236
SmallCap S&P 600 Index Fund 11,549 2,526 1,341 13,561
$ 606,216 $ 97,313 $ 36,945 $ 670,203
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 7,670 $ (1) $ — $ (6,740)
Diversified Real Asset Fund 48 — — 478
Global Emerging Markets Fund 229 5 111 1,959
High Yield Fund 1,238 — — (478)
Inflation Protection Fund 1,412 — — (1,023)
International Equity Fund 2,441 56 — 2,732
International Small Company Fund 94 — — 140
LargeCap S&P 500 Index Fund 1,367 916 2,709 3,478
MidCap S&P 400 Index Fund 248 32 752 484
Real Estate Securities Fund 119 — — 1,114
Short-Term Income Fund 1,646 — — (360)
SmallCap S&P 600 Index Fund 373 20 802 807
$ 16,885 $ 1,028 $ 4,374 $ 2,591
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 28 .89%
Diversified Real Asset Fund
(a)
626,872 $ 8,770
Global Emerging Markets Fund
(a)
1,062,628 41,995
High Yield Fund
(a)
9,672,288 64,127
International Equity Fund
(a)
8,988,381 152,982
International Small Company Fund
(a)
574,214 7,476
MidCap S&P 400 Index Fund
(a)
1,176,040 28,060
Real Estate Securities Fund
(a)
730,386 22,657
SmallCap S&P 600 Index Fund
(a)
1,050,141 29,478
$ 355,545
Principal Funds, Inc. Institutional Class - 71 .12%
Bond Market Index Fund
(a)
44,724,985 382,399
Inflation Protection Fund
(a)
7,292,200 56,806
LargeCap S&P 500 Index Fund
(a)
9,156,943 313,168
Short-Term Income Fund
(a)
10,171,837 123,079
$ 875,452
TOTAL INVESTMENT COMPANIES $ 1,230,997
Total Investments $ 1,230,997
Other Assets and Liabilities -  (0.01)% (97)
TOTAL NET ASSETS - 100.00% $ 1,230,900
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 356,835 $ 47,136 $ 9,452 $ 382,399
Diversified Real Asset Fund 4,698 3,320 150 8,770
Global Emerging Markets Fund 28,495 11,433 2,185 41,995
High Yield Fund 58,251 8,235 1,551 64,127
Inflation Protection Fund 51,961 7,965 1,434 56,806
International Equity Fund 135,720 20,764 9,510 152,982
International Small Company Fund 7,048 886 761 7,476
LargeCap S&P 500 Index Fund 307,790 29,846 33,714 313,168
MidCap S&P 400 Index Fund 25,649 4,151 2,843 28,060
Real Estate Securities Fund 18,079 3,022 526 22,657
Short-Term Income Fund 109,215 17,267 2,920 123,079
SmallCap S&P 600 Index Fund 25,148 4,866 2,314 29,478
$ 1,128,889 $ 158,891 $ 67,360 $ 1,230,997
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 13,804 $ — $ — $ (12,120)
Diversified Real Asset Fund 92 — — 902
Global Emerging Markets Fund 498 11 242 4,241
High Yield Fund 2,045 — — (808)
Inflation Protection Fund 2,328 — — (1,686)
International Equity Fund 5,319 40 — 5,968
International Small Company Fund 210 (1) — 304
LargeCap S&P 500 Index Fund 2,985 961 5,912 8,285
MidCap S&P 400 Index Fund 545 55 1,653 1,048
Real Estate Securities Fund 225 — — 2,082
Short-Term Income Fund 2,167 — — (483)
SmallCap S&P 600 Index Fund 816 12 1,755 1,766
$ 31,034 $ 1,078 $ 9,562 $ 9,499
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 32 .15%
Diversified Real Asset Fund
(a)
831,764 $ 11,636
Global Emerging Markets Fund
(a)
1,674,827 66,189
High Yield Fund
(a)
11,377,672 75,434
International Equity Fund
(a)
14,219,238 242,012
International Small Company Fund
(a)
915,521 11,920
MidCap S&P 400 Index Fund
(a)
1,852,950 44,211
Real Estate Securities Fund
(a)
969,149 30,063
SmallCap S&P 600 Index Fund
(a)
1,651,969 46,371
$ 527,836
Principal Funds, Inc. Institutional Class - 67 .86%
Bond Market Index Fund
(a)
54,112,864 462,665
Inflation Protection Fund
(a)
8,187,984 63,785
LargeCap S&P 500 Index Fund
(a)
14,483,761 495,345
Short-Term Income Fund
(a)
7,639,701 92,440
$ 1,114,235
TOTAL INVESTMENT COMPANIES $ 1,642,071
Total Investments $ 1,642,071
Other Assets and Liabilities -  (0.01)% (164)
TOTAL NET ASSETS - 100.00% $ 1,641,907
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 397,206 $ 81,128 $ 1,721 $ 462,665
Diversified Real Asset Fund 6,475 3,947 30 11,636
Global Emerging Markets Fund 41,613 20,240 2,232 66,189
High Yield Fund 63,741 12,898 277 75,434
Inflation Protection Fund 53,425 12,365 235 63,785
International Equity Fund 198,358 43,390 8,722 242,012
International Small Company Fund 10,361 1,975 889 11,920
LargeCap S&P 500 Index Fund 450,007 69,388 39,104 495,345
MidCap S&P 400 Index Fund 37,573 8,624 3,724 44,211
Real Estate Securities Fund 23,025 4,402 105 30,063
Short-Term Income Fund 72,744 20,366 316 92,440
SmallCap S&P 600 Index Fund 36,818 9,417 2,657 46,371
$ 1,391,346 $ 288,140 $ 60,012 $ 1,642,071
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 15,788 $ — $ — $ (13,948)
Diversified Real Asset Fund 131 — — 1,244
Global Emerging Markets Fund 746 13 360 6,555
High Yield Fund 2,336 — — (928)
Inflation Protection Fund 2,477 — — (1,770)
International Equity Fund 7,975 (4) — 8,990
International Small Company Fund 324 1 — 472
LargeCap S&P 500 Index Fund 4,475 147 8,858 14,907
MidCap S&P 400 Index Fund 825 5 2,502 1,733
Real Estate Securities Fund 300 — — 2,741
Short-Term Income Fund 1,512 — — (354)
SmallCap S&P 600 Index Fund 1,228 1 2,641 2,792
$ 38,117 $ 163 $ 14,361 $ 22,434
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35 .75%
Global Emerging Markets Fund
(a)
1,366,005 $ 53,985
High Yield Fund
(a)
7,432,616 49,278
International Equity Fund
(a)
11,601,050 197,450
International Small Company Fund
(a)
748,856 9,750
MidCap S&P 400 Index Fund
(a)
1,526,545 36,423
Real Estate Securities Fund
(a)
950,048 29,471
SmallCap S&P 600 Index Fund
(a)
1,358,851 38,143
$ 414,500
Principal Funds, Inc. Institutional Class - 64 .26%
Bond Market Index Fund
(a)
39,823,258 340,489
LargeCap S&P 500 Index Fund
(a)
11,831,161 404,625
$ 745,114
TOTAL INVESTMENT COMPANIES $ 1,159,614
Total Investments $ 1,159,614
Other Assets and Liabilities -  (0.01)% (89)
TOTAL NET ASSETS - 100.00% $ 1,159,525
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 280,906 $ 72,350 $ 2,781 $ 340,489
Global Emerging Markets Fund 33,116 17,296 1,747 53,985
High Yield Fund 40,940 9,343 405 49,278
International Equity Fund 157,856 39,354 6,984 197,450
International Small Company Fund 8,257 1,906 800 9,750
LargeCap S&P 500 Index Fund 358,105 65,108 31,028 404,625
MidCap S&P 400 Index Fund 29,901 7,871 2,774 36,423
Real Estate Securities Fund 19,517 7,549 209 29,471
SmallCap S&P 600 Index Fund 29,290 8,414 1,846 38,143
$ 957,888 $ 229,191 $ 48,574 $ 1,159,614
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 11,286 $ — $ — $ (9,986)
Global Emerging Markets Fund 597 7 289 5,313
High Yield Fund 1,518 — — (600)
International Equity Fund 6,394 — — 7,224
International Small Company Fund 262 — — 387
LargeCap S&P 500 Index Fund 3,596 38 7,123 12,402
MidCap S&P 400 Index Fund 664 2 2,017 1,423
Real Estate Securities Fund 261 — — 2,614
SmallCap S&P 600 Index Fund 988 1 2,125 2,284
$ 25,566 $ 48 $ 11,554 $ 21,061
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .67%
Global Emerging Markets Fund
(a)
1,980,337 $ 78,263
High Yield Fund
(a)
7,146,251 47,380
International Equity Fund
(a)
16,759,059 285,239
International Small Company Fund
(a)
1,061,928 13,826
MidCap S&P 400 Index Fund
(a)
2,185,362 52,143
Real Estate Securities Fund
(a)
1,166,954 36,199
SmallCap S&P 600 Index Fund
(a)
1,956,092 54,907
$ 567,957
Principal Funds, Inc. Institutional Class - 60 .34%
Bond Market Index Fund
(a)
32,803,568 280,471
LargeCap S&P 500 Index Fund
(a)
17,055,624 583,302
$ 863,773
TOTAL INVESTMENT COMPANIES $ 1,431,730
Total Investments $ 1,431,730
Other Assets and Liabilities -  (0.01)% (143)
TOTAL NET ASSETS - 100.00% $ 1,431,587
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 226,858 $ 63,029 $ 1,298 $ 280,471
Global Emerging Markets Fund 48,476 24,069 1,961 78,263
High Yield Fund 38,563 9,608 221 47,380
International Equity Fund 231,051 52,339 8,680 285,239
International Small Company Fund 12,046 2,565 1,350 13,826
LargeCap S&P 500 Index Fund 523,988 84,821 43,018 583,302
MidCap S&P 400 Index Fund 43,712 10,650 4,244 52,143
Real Estate Securities Fund 23,929 9,214 144 36,199
SmallCap S&P 600 Index Fund 42,833 11,361 2,549 54,907
$ 1,191,456 $ 267,656 $ 63,465 $ 1,431,730
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,120 $ — $ — $ (8,118)
Global Emerging Markets Fund 875 6 423 7,673
High Yield Fund 1,430 — — (570)
International Equity Fund 9,372 (3) — 10,532
International Small Company Fund 386 2 — 563
LargeCap S&P 500 Index Fund 5,261 61 10,425 17,450
MidCap S&P 400 Index Fund 974 (3) 2,957 2,028
Real Estate Securities Fund 321 — — 3,200
SmallCap S&P 600 Index Fund 1,446 — 3,110 3,262
$ 29,185 $ 63 $ 16,915 $ 36,020
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .97%
Global Emerging Markets Fund
(a)
1,161,910 $ 45,919
High Yield Fund
(a)
2,642,885 17,522
International Equity Fund
(a)
9,816,690 167,080
International Small Company Fund
(a)
636,846 8,292
MidCap S&P 400 Index Fund
(a)
1,294,047 30,876
Real Estate Securities Fund
(a)
605,869 18,794
SmallCap S&P 600 Index Fund
(a)
1,143,102 32,087
$ 320,570
Principal Funds, Inc. Institutional Class - 57 .04%
Bond Market Index Fund
(a)
9,691,625 82,863
LargeCap S&P 500 Index Fund
(a)
10,020,438 342,699
$ 425,562
TOTAL INVESTMENT COMPANIES $ 746,132
Total Investments $ 746,132
Other Assets and Liabilities -  (0.01)% (54)
TOTAL NET ASSETS - 100.00% $ 746,078
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 68,763 $ 17,416 $ 902 $ 82,863
Global Emerging Markets Fund 29,403 12,989 1,003 45,919
High Yield Fund 14,762 3,168 194 17,522
International Equity Fund 139,977 25,800 4,992 167,080
International Small Company Fund 7,214 1,156 401 8,292
LargeCap S&P 500 Index Fund 317,091 39,966 24,338 342,699
MidCap S&P 400 Index Fund 26,361 5,234 1,909 30,876
Real Estate Securities Fund 12,504 4,802 181 18,794
SmallCap S&P 600 Index Fund 25,894 5,858 1,569 32,087
$ 641,969 $ 116,389 $ 35,489 $ 746,132
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,721 $ — $ — $ (2,414)
Global Emerging Markets Fund 525 1 254 4,529
High Yield Fund 536 — — (214)
International Equity Fund 5,613 (3) — 6,298
International Small Company Fund 225 — — 323
LargeCap S&P 500 Index Fund 3,138 (25) 6,215 10,005
MidCap S&P 400 Index Fund 575 1 1,746 1,189
Real Estate Securities Fund 165 — — 1,669
SmallCap S&P 600 Index Fund 859 — 1,848 1,904
$ 14,357 $ (26) $ 10,063 $ 23,289
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .34%
Global Emerging Markets Fund
(a)
1,185,688 $ 46,859
High Yield Fund
(a)
1,304,085 8,646
International Equity Fund
(a)
10,041,957 170,914
International Small Company Fund
(a)
650,866 8,474
MidCap S&P 400 Index Fund
(a)
1,321,416 31,529
Real Estate Securities Fund
(a)
564,507 17,511
SmallCap S&P 600 Index Fund
(a)
1,167,269 32,765
$ 316,698
Principal Funds, Inc. Institutional Class - 54 .67%
Bond Market Index Fund
(a)
3,650,582 31,213
LargeCap S&P 500 Index Fund
(a)
10,251,151 350,589
$ 381,802
TOTAL INVESTMENT COMPANIES $ 698,500
Total Investments $ 698,500
Other Assets and Liabilities -  (0.01)% (62)
TOTAL NET ASSETS - 100.00% $ 698,438
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 25,080 $ 7,241 $ 220 $ 31,213
Global Emerging Markets Fund 30,358 12,519 654 46,859
High Yield Fund 7,131 1,681 63 8,646
International Equity Fund 144,487 23,148 3,236 170,914
International Small Company Fund 7,428 1,009 297 8,474
LargeCap S&P 500 Index Fund 327,212 34,176 21,019 350,589
MidCap S&P 400 Index Fund 27,176 4,735 1,592 31,529
Real Estate Securities Fund 11,711 4,354 109 17,511
SmallCap S&P 600 Index Fund 26,711 5,421 1,307 32,765
$ 607,294 $ 94,284 $ 28,497 $ 698,500
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 991 $ — $ — $ (888)
Global Emerging Markets Fund 539 2 261 4,634
High Yield Fund 258 — — (103)
International Equity Fund 5,759 (2) — 6,517
International Small Company Fund 229 — — 334
LargeCap S&P 500 Index Fund 3,229 6 6,398 10,214
MidCap S&P 400 Index Fund 591 — 1,794 1,210
Real Estate Securities Fund 151 — — 1,555
SmallCap S&P 600 Index Fund 884 — 1,902 1,940
$ 12,631 $ 6 $ 10,355 $ 25,413
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .09%
Global Emerging Markets Fund
(a)
797,075 $ 31,501
High Yield Fund
(a)
486,134 3,223
International Equity Fund
(a)
6,773,080 115,278
International Small Company Fund
(a)
444,697 5,790
MidCap S&P 400 Index Fund
(a)
894,810 21,350
Real Estate Securities Fund
(a)
369,048 11,448
SmallCap S&P 600 Index Fund
(a)
790,108 22,178
$ 210,768
Principal Funds, Inc. Institutional Class - 53 .92%
Bond Market Index Fund
(a)
1,145,123 9,791
LargeCap S&P 500 Index Fund
(a)
6,924,866 236,829
$ 246,620
TOTAL INVESTMENT COMPANIES $ 457,388
Total Investments $ 457,388
Other Assets and Liabilities -  (0.01)% (64)
TOTAL NET ASSETS - 100.00% $ 457,324
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 8,882 $ 1,357 $ 137 $ 9,791
Global Emerging Markets Fund 19,939 8,927 451 31,501
High Yield Fund 2,879 430 45 3,223
International Equity Fund 94,971 17,928 1,916 115,278
International Small Company Fund 4,914 815 163 5,790
LargeCap S&P 500 Index Fund 215,145 27,943 13,194 236,829
MidCap S&P 400 Index Fund 17,909 3,646 1,018 21,350
Real Estate Securities Fund 7,552 2,998 118 11,448
SmallCap S&P 600 Index Fund 17,582 4,047 755 22,178
$ 389,773 $ 68,091 $ 17,797 $ 457,388
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 354 $ — $ — $ (311)
Global Emerging Markets Fund 355 1 172 3,085
High Yield Fund 105 — — (41)
International Equity Fund 3,803 — — 4,295
International Small Company Fund 153 — — 224
LargeCap S&P 500 Index Fund 2,133 (15) 4,226 6,950
MidCap S&P 400 Index Fund 392 — 1,189 813
Real Estate Securities Fund 99 — — 1,016
SmallCap S&P 600 Index Fund 585 — 1,258 1,304
$ 7,979 $ (14) $ 6,845 $ 17,335
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .08%
Global Emerging Markets Fund
(a)
455,512 $ 18,002
High Yield Fund
(a)
279,989 1,857
International Equity Fund
(a)
3,872,393 65,908
International Small Company Fund
(a)
254,255 3,311
MidCap S&P 400 Index Fund
(a)
511,735 12,210
Real Estate Securities Fund
(a)
211,031 6,546
SmallCap S&P 600 Index Fund
(a)
451,888 12,684
$ 120,518
Principal Funds, Inc. Institutional Class - 53 .93%
Bond Market Index Fund
(a)
659,495 5,639
LargeCap S&P 500 Index Fund
(a)
3,959,840 135,425
$ 141,064
TOTAL INVESTMENT COMPANIES $ 261,582
Total Investments $ 261,582
Other Assets and Liabilities -  (0.01)% (39)
TOTAL NET ASSETS - 100.00% $ 261,543
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 5,043 $ 826 $ 50 $ 5,639
Global Emerging Markets Fund 11,268 5,159 186 18,002
High Yield Fund 1,634 262 15 1,857
International Equity Fund 53,717 10,542 786 65,908
International Small Company Fund 2,797 507 122 3,311
LargeCap S&P 500 Index Fund 121,743 16,529 6,847 135,425
MidCap S&P 400 Index Fund 10,157 2,174 583 12,210
Real Estate Securities Fund 4,351 1,659 45 6,546
SmallCap S&P 600 Index Fund 9,959 2,350 368 12,684
$ 220,669 $ 40,008 $ 9,002 $ 261,582
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 204 $ — $ — $ (180)
Global Emerging Markets Fund 202 — 98 1,761
High Yield Fund 60 — — (24)
International Equity Fund 2,166 1 — 2,434
International Small Company Fund 88 — — 129
LargeCap S&P 500 Index Fund 1,217 (3) 2,409 4,003
MidCap S&P 400 Index Fund 225 — 682 462
Real Estate Securities Fund 58 — — 581
SmallCap S&P 600 Index Fund 334 — 719 743
$ 4,554 $ (2) $ 3,908 $ 9,909
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .08%
Global Emerging Markets Fund
(a)
178,608 $ 7,058
High Yield Fund
(a)
109,751 728
International Equity Fund
(a)
1,518,210 25,840
International Small Company Fund
(a)
99,697 1,298
MidCap S&P 400 Index Fund
(a)
200,627 4,787
Real Estate Securities Fund
(a)
82,589 2,562
SmallCap S&P 600 Index Fund
(a)
177,157 4,973
$ 47,246
Principal Funds, Inc. Institutional Class - 53 .94%
Bond Market Index Fund
(a)
258,550 2,210
LargeCap S&P 500 Index Fund
(a)
1,552,389 53,093
$ 55,303
TOTAL INVESTMENT COMPANIES $ 102,549
Total Investments $ 102,549
Other Assets and Liabilities -  (0.02)% (21)
TOTAL NET ASSETS - 100.00% $ 102,528
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 1,882 $ 462 $ 67 $ 2,210
Global Emerging Markets Fund 4,166 2,324 110 7,058
High Yield Fund 610 148 21 728
International Equity Fund 19,893 5,559 526 25,840
International Small Company Fund 1,053 287 92 1,298
LargeCap S&P 500 Index Fund 45,144 9,437 3,126 53,093
MidCap S&P 400 Index Fund 3,786 1,125 310 4,787
Real Estate Securities Fund 1,627 766 56 2,562
SmallCap S&P 600 Index Fund 3,701 1,169 194 4,973
$ 81,862 $ 21,277 $ 4,502 $ 102,549
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 76 $ — $ — $ (67)
Global Emerging Markets Fund 75 — 36 678
High Yield Fund 23 — — (9)
International Equity Fund 805 — — 914
International Small Company Fund 34 — — 50
LargeCap S&P 500 Index Fund 452 — 894 1,638
MidCap S&P 400 Index Fund 84 — 255 186
Real Estate Securities Fund 22 — — 225
SmallCap S&P 600 Index Fund 124 — 267 297
$ 1,695 $ — $ 1,452 $ 3,912
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .91 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .04%
Global Emerging Markets Fund
(a)
30,110 $ 1,190
High Yield Fund
(a)
18,520 123
International Equity Fund
(a)
255,939 4,356
International Small Company Fund
(a)
16,808 219
MidCap S&P 400 Index Fund
(a)
33,843 808
Real Estate Securities Fund
(a)
13,939 432
SmallCap S&P 600 Index Fund
(a)
29,858 838
$ 7,966
Principal Funds, Inc. Institutional Class - 53 .87%
Bond Market Index Fund
(a)
43,614 373
LargeCap S&P 500 Index Fund
(a)
261,677 8,949
$ 9,322
TOTAL INVESTMENT COMPANIES $ 17,288
Total Investments $ 17,288
Other Assets and Liabilities -  0.09% 15
TOTAL NET ASSETS - 100.00% $ 17,303
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 290 $ 118 $ 25 $ 373
Global Emerging Markets Fund 618 498 35 1,190
High Yield Fund 94 38 7 123
International Equity Fund 2,972 1,405 156 4,356
International Small Company Fund 168 73 30 219
LargeCap S&P 500 Index Fund 6,786 2,525 648 8,949
MidCap S&P 400 Index Fund 582 271 76 808
Real Estate Securities Fund 253 167 25 432
SmallCap S&P 600 Index Fund 562 272 46 838
$ 12,325 $ 5,367 $ 1,048 $ 17,288
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 12 $ — $ — $ (10)
Global Emerging Markets Fund 11 — 5 109
High Yield Fund 4 — — (2)
International Equity Fund 122 — — 135
International Small Company Fund 5 — — 8
LargeCap S&P 500 Index Fund 68 — 134 286
MidCap S&P 400 Index Fund 13 — 39 31
Real Estate Securities Fund 3 — — 37
SmallCap S&P 600 Index Fund 19 — 41 50
$ 257 $ — $ 219 $ 644
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24 .70%
Diversified Real Asset Fund
(a)
105,647 $ 1,478
Global Emerging Markets Fund
(a)
131,493 5,197
High Yield Fund
(a)
1,988,997 13,187
International Equity Fund
(a)
1,116,418 19,001
International Small Company Fund
(a)
73,313 955
MidCap S&P 400 Index Fund
(a)
147,436 3,518
Real Estate Securities Fund
(a)
122,831 3,810
SmallCap S&P 600 Index Fund
(a)
130,246 3,656
$ 50,802
Principal Funds, Inc. Institutional Class - 75 .31%
Bond Market Index Fund
(a)
8,198,382 70,095
Inflation Protection Fund
(a)
1,497,424 11,665
LargeCap S&P 500 Index Fund
(a)
1,141,546 39,041
Short-Term Income Fund
(a)
2,818,514 34,104
$ 154,905
TOTAL INVESTMENT COMPANIES $ 205,707
Total Investments $ 205,707
Other Assets and Liabilities -  (0.01)% (23)
TOTAL NET ASSETS - 100.00% $ 205,684
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 65,183 $ 10,550 $ 3,405 $ 70,095
Diversified Real Asset Fund 828 542 49 1,478
Global Emerging Markets Fund 3,478 1,555 362 5,197
High Yield Fund 12,071 1,914 631 13,187
Inflation Protection Fund 10,765 1,826 571 11,665
International Equity Fund 16,555 3,201 1,488 19,001
International Small Company Fund 857 146 85 955
LargeCap S&P 500 Index Fund 37,537 5,023 4,670 39,041
MidCap S&P 400 Index Fund 3,123 637 378 3,518
Real Estate Securities Fund 3,064 563 172 3,810
Short-Term Income Fund 31,389 4,496 1,646 34,104
SmallCap S&P 600 Index Fund 3,062 722 345 3,656
$ 187,912 $ 31,175 $ 13,802 $ 205,707
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,555 $ 1 $ — $ (2,234)
Diversified Real Asset Fund 16 — — 157
Global Emerging Markets Fund 62 1 30 525
High Yield Fund 427 — — (167)
Inflation Protection Fund 491 — — (355)
International Equity Fund 659 3 — 730
International Small Company Fund 26 — — 37
LargeCap S&P 500 Index Fund 369 32 731 1,119
MidCap S&P 400 Index Fund 67 3 204 133
Real Estate Securities Fund 38 — — 355
Short-Term Income Fund 626 — — (135)
SmallCap S&P 600 Index Fund 101 — 217 217
$ 5,437 $ 40 $ 1,182 $ 382
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .01%
Blue Chip Fund
(a),(b)
330,126 $ 13,601
Core Fixed Income Fund
(a)
26,373,251 227,338
Diversified Real Asset Fund
(a)
344,244 4,816
Global Emerging Markets Fund
(a)
428,789 16,946
High Yield Fund
(a)
6,458,964 42,823
International Equity Fund
(a)
3,636,145 61,887
International Small Company Fund
(a)
238,648 3,107
LargeCap Growth Fund I
(a)
921,770 14,721
MidCap Fund
(a),(b)
114,208 4,517
Real Estate Securities Fund
(a)
398,982 12,376
SmallCap Fund
(a)
306,434 10,520
SmallCap S&P 600 Index Fund
(a)
42,624 1,197
Small-MidCap Dividend Income Fund
(a)
285,465 6,297
$ 420,146
Principal Funds, Inc. Institutional Class - 37 .00%
Equity Income Fund
(a)
395,157 17,620
Inflation Protection Fund
(a)
4,842,090 37,720
LargeCap S&P 500 Index Fund
(a)
1,889,740 64,629
LargeCap Value Fund III
(a)
864,982 16,019
Short-Term Income Fund
(a)
9,149,736 110,712
$ 246,700
TOTAL INVESTMENT COMPANIES $ 666,846
Total Investments $ 666,846
Other Assets and Liabilities -  (0.01)% (62)
TOTAL NET ASSETS - 100.00% $ 666,784
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 25,158 $ 2,993 $ 10,612 $ 13,601
Core Fixed Income Fund 251,672 9,702 30,810 227,338
Diversified Real Asset Fund 2,897 1,872 481 4,816
Equity Income Fund 26,102 1,886 11,208 17,620
Global Emerging Markets Fund 13,528 4,002 2,398 16,946
High Yield Fund 46,653 2,516 5,736 42,823
Inflation Protection Fund 41,519 2,695 5,122 37,720
International Equity Fund 64,278 4,732 9,890 61,887
International Small Company Fund 3,262 259 547 3,107
LargeCap Growth Fund I 26,948 2,474 11,310 14,721
LargeCap S&P 500 Index Fund 42,404 32,483 12,294 64,629
LargeCap Value Fund III 23,428 3,395 9,170 16,019
MidCap Fund 5,637 498 886 4,517
Real Estate Securities Fund 11,740 975 1,549 12,376
Short-Term Income Fund 121,298 4,787 14,911 110,712
SmallCap Fund 10,888 713 1,831 10,520
SmallCap S&P 600 Index Fund 1,181 136 190 1,197
Small-MidCap Dividend Income Fund 6,264 382 1,128 6,297
$ 724,857 $ 76,500 $ 130,073 $ 666,846
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 5,154 $ 2,762 $ (9,092)
Core Fixed Income Fund 4,498 (2,409) — (817)
Diversified Real Asset Fund 55 (8) — 536
Equity Income Fund 186 5,326 1,412 (4,486)
Global Emerging Markets Fund 234 9 114 1,805
High Yield Fund 1,546 (53) — (557)
Inflation Protection Fund 1,828 (17) — (1,355)
International Equity Fund 2,485 971 — 1,796
International Small Company Fund 94 (10) — 143
LargeCap Growth Fund I 322 (1,418) 1,908 (1,973)
LargeCap S&P 500 Index Fund 696 (21) 1,378 2,057
LargeCap Value Fund III 488 961 2,608 (2,595)
MidCap Fund — (54) 305 (678)
Real Estate Securities Fund 138 (27) — 1,237
Short-Term Income Fund 2,268 6 — (468)
SmallCap Fund 33 33 515 717
SmallCap S&P 600 Index Fund 38 — 82 70
Small-MidCap Dividend Income Fund 65 62 90 717
$ 14,974 $ 8,505 $ 11,174 $ (12,943)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .46 % Shares Held Value (000's)
Money Market Funds - 0 .46%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
30,826,147 $ 30,826
TOTAL INVESTMENT COMPANIES $ 30,826
COMMON STOCKS - 99 .67 % Shares Held Value (000's)
Lodging - 1 .61%
Hilton Worldwide Holdings Inc 212,986 $ 69,023
Hyatt Hotels Corp 235,002 39,379
$ 108,402
Real Estate - 0 .47%
Jones Lang LaSalle Inc
(c)
100,573 31,995
REITs - 97 .59%
Acadia Realty Trust 968,658 20,942
Agree Realty Corp 1,276,374 98,421
American Healthcare REIT Inc 2,028,422 103,003
American Homes 4 Rent 5,947,010 189,353
American Tower Corp 2,899,400 529,749
AvalonBay Communities Inc 1,297,826 237,502
Brixmor Property Group Inc 1,084,306 32,627
Cousins Properties Inc 3,872,264 99,169
Crown Castle Inc 1,817,039 161,317
Digital Realty Trust Inc 1,246,859 250,544
EastGroup Properties Inc 722,416 145,350
Equinix Inc 650,195 704,051
Equity LifeStyle Properties Inc 1,421,432 89,962
Essex Property Trust Inc 735,438 193,575
Extra Space Storage Inc 2,070,814 296,810
Gaming and Leisure Properties Inc 1,928,789 93,469
Healthpeak Properties Inc 6,602,959 106,770
Hudson Pacific Properties Inc
(c)
1,058,102 9,745
InvenTrust Properties Corp 2,949,629 94,742
Invitation Homes Inc 4,453,376 128,124
Iron Mountain Inc 1,620,686 204,190
Kilroy Realty Corp 1,594,313 53,027
National Health Investors Inc 821,316 63,167
National Healthcare Properties Inc
(c)
2,776,639 35,596
NETSTREIT Corp
(a)
4,394,371 90,392
Prologis Inc 2,844,163 403,928
Regency Centers Corp 2,937,456 228,681
Rexford Industrial Realty Inc 3,669,561 131,701
Ryman Hospitality Properties Inc 599,156 62,965
Sabra Health Care REIT Inc 8,097,709 167,299
Saul Centers Inc 255,502 8,797
SBA Communications Corp 330,145 73,028
Simon Property Group Inc 682,396 139,011
Smartstop Self Storage REIT Inc 1,352,106 42,564
Terreno Realty Corp 977,498 63,733
Ventas Inc 5,342,572 469,398
Vornado Realty Trust 2,117,167 63,282
Welltower Inc 2,963,581 644,105
Weyerhaeuser Co 1,803,578 44,224
$ 6,574,313
TOTAL COMMON STOCKS $ 6,714,710
Total Investments $ 6,745,536
Other Assets and Liabilities -  (0.13)% (8,761)
TOTAL NET ASSETS - 100.00% $ 6,736,775
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
NETSTREIT Corp $ 82,892 $ 786 $ 1,911 $ 90,392
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 77,998 653,819 700,991 30,826
$ 160,890 $ 654,605 $ 702,902 $ 121,218
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
NETSTREIT Corp $ 1,939 $ (12) $ — $ 8,637
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 665 — — —
$ 2,604 $ (12) $ — $ 8,637
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Money Market Funds - 2 .08%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
100,857,941 $ 100,858
Principal Exchange-Traded Funds - 21 .70%
Principal International Equity ETF
(a)
8,465,387 296,035
Principal U.S. Mega-Cap ETF
(a)
7,570,257 532,946
Principal U.S. Small-Cap ETF
(a)
3,129,700 198,157
Principal Value ETF
(a)
452,000 24,281
$ 1,051,419
Principal Funds, Inc. Class R-6 - 35 .08%
Blue Chip Fund
(a),(c)
1,785,682 73,570
Core Fixed Income Fund
(a)
65,181,389 561,863
Diversified Real Asset Fund
(a)
5,154,749 72,115
Global Emerging Markets Fund
(a)
7,343,844 290,229
Global Macro Fund
(a)
4,825,999 53,086
High Yield Fund
(a)
25,999,639 172,377
International Equity Index Fund
(a)
11,774,642 175,207
International Small Company Fund
(a)
1,654,511 21,542
LargeCap Growth Fund I
(a)
2,664,738 42,556
Real Estate Securities Fund
(a)
3,231,899 100,253
Small-MidCap Dividend Income Fund
(a)
2,111,955 46,590
Spectrum Preferred and Capital Securities Income
Fund
(a)
9,735,706 90,445
$ 1,699,833
Principal Funds, Inc. Institutional Class - 41 .15%
Bond Market Index Fund
(a)
24,808,935 212,117
Equity Income Fund
(a)
8,030,057 358,060
Finisterre Emerging Markets Total Return Bond
Fund
(a)
14,891,204 143,700
Global Listed Infrastructure Fund
(a)
1,814,320 24,366
Government & High Quality Bond Fund
(a)
6,236,424 56,689
Inflation Protection Fund
(a)
4,149,349 32,324
LargeCap S&P 500 Index Fund
(a)
6,331,323 216,531
LargeCap Value Fund III
(a)
9,142,563 169,320
Overseas Fund
(a)
19,291,100 244,033
Principal Capital Appreciation Fund
(a)
4,598,712 416,827
Short-Term Income Fund
(a)
9,948,622 120,378
$ 1,994,345
TOTAL INVESTMENT COMPANIES $ 4,846,455
Total Investments $ 4,846,455
Other Assets and Liabilities -  (0.01)% (511)
TOTAL NET ASSETS - 100.00% $ 4,845,944
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Balanced Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 84,782 $ 13,654 $ 7,056 $ 73,570
Bond Market Index Fund 284,130 17,699 82,496 212,117
Core Fixed Income Fund 590,426 15,702 36,316 561,863
Diversified Real Asset Fund 114,038 1,291 54,115 72,115
Equity Income Fund 344,036 81,812 83,682 358,060
Finisterre Emerging Markets Total Return Bond Fund 110,374 38,970 5,618 143,700
Global Emerging Markets Fund 209,935 55,028 6,320 290,229
Global Listed Infrastructure Fund 22,961 573 2,015 24,366
Global Macro Fund — 48,260 — 53,086
Government & High Quality Bond Fund 53,457 6,877 3,059 56,689
High Yield Fund 206,171 6,607 38,034 172,377
Inflation Protection Fund 118,976 5,365 87,911 32,324
International Equity Index Fund 160,030 146,705 148,500 175,207
International Small Company Fund 41,127 1,258 22,957 21,542
LargeCap Growth Fund I 73,251 8,885 27,116 42,556
LargeCap S&P 500 Index Fund 102,106 116,201 11,158 216,531
LargeCap Value Fund III 166,021 30,434 11,960 169,320
MidCap Fund 21,044 1,176 20,268 —
Overseas Fund 238,446 22,728 28,553 244,033
Principal Capital Appreciation Fund 472,255 33,520 73,640 416,827
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 31,088 99,906 30,136 100,858
Principal International Equity ETF 271,147 — — 296,035
Principal U.S. Mega-Cap ETF 587,434 — 60,308 532,946
Principal U.S. Small-Cap ETF 167,422 9,657 — 198,157
Principal Value ETF — 23,663 — 24,281
Real Estate Securities Fund 29,346 68,125 3,060 100,253
Short-Term Income Fund 128,727 2,573 10,424 120,378
Small-MidCap Dividend Income Fund 72,082 1,755 35,431 46,590
Spectrum Preferred and Capital Securities Income Fund 95,367 2,884 6,822 90,445
$ 4,796,179 $ 861,308 $ 896,955 $ 4,846,455
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (202) $ 13,593 $ (17,608)
Bond Market Index Fund 8,097 1,154 — (8,370)
Core Fixed Income Fund 10,608 (1,106) — (6,843)
Diversified Real Asset Fund 1,242 4,913 — 5,988
Equity Income Fund 3,109 29,021 21,184 (13,127)
Finisterre Emerging Markets Total Return Bond Fund 4,595 (476) — 450
Global Emerging Markets Fund 3,642 (73) 1,771 31,659
Global Listed Infrastructure Fund 449 204 124 2,643
Global Macro Fund 120 — — 4,826
Government & High Quality Bond Fund 1,018 (86) — (500)
High Yield Fund 6,412 (232) — (2,135)
Inflation Protection Fund 5,246 (4,911) — 805
International Equity Index Fund 7,471 5,564 2,339 11,408
International Small Company Fund 1,210 5,660 — (3,546)
LargeCap Growth Fund I 1,276 873 7,560 (13,337)
LargeCap S&P 500 Index Fund 937 1,824 1,862 7,558
LargeCap Value Fund III 4,767 (361) 25,532 (14,814)
MidCap Fund — 4,377 1,139 (6,329)
Overseas Fund 9,634 441 12,959 10,971
Principal Capital Appreciation Fund 2,242 18,696 30,341 (34,004)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 1,768 — — —
Principal International Equity ETF 3,580 — — 24,888
Principal U.S. Mega-Cap ETF 2,300 20,968 — (15,148)
Principal U.S. Small-Cap ETF 578 — — 21,078
Principal Value ETF 98 — — 618
Real Estate Securities Fund 698 65 — 5,777
Short-Term Income Fund 2,388 44 — (542)
Small-MidCap Dividend Income Fund 641 4,399 1,040 3,785
Spectrum Preferred and Capital Securities Income Fund 2,765 (456) — (528)
$ 86,891 $ 90,300 $ 119,444 $ (4,377)
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; June 2026 Long 28 $ 2,158 $ (31)
Canada 10 Year Bond; June 2026 Long 33 2,894 (80)
Euro Bond 10 Year Bond; June 2026 Long 49 7,209 (135)
Euro-BTP; June 2026 Long 103 14,139 (346)
Euro-Oat; June 2026 Long 77 10,779 (198)
Japan 10 Year Bond TSE; June 2026 Long 31 25,595 (503)
UK 10 Year Gilt; June 2026 Long 71 8,366 (596)
Total $ (1,889)
Amounts in thousands except contracts.

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .96 % Shares Held Value (000's)
Money Market Funds - 4 .58%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
85,222,741 $ 85,223
Principal Exchange-Traded Funds - 14 .57%
Principal International Equity ETF
(a)
2,065,178 72,219
Principal U.S. Mega-Cap ETF
(a)
2,128,648 149,857
Principal U.S. Small-Cap ETF
(a)
778,700 49,303
$ 271,379
Principal Funds, Inc. Class R-6 - 40 .55%
Blue Chip Fund
(a),(c)
539,532 22,229
Core Fixed Income Fund
(a)
44,102,072 380,160
Diversified Real Asset Fund
(a)
1,627,368 22,767
Global Emerging Markets Fund
(a)
1,859,350 73,481
Global Macro Fund
(a)
1,881,678 20,698
High Yield Fund
(a)
13,073,291 86,676
International Equity Index Fund
(a)
3,430,262 51,042
LargeCap Growth Fund I
(a)
756,092 12,075
Real Estate Securities Fund
(a)
718,530 22,289
Small-MidCap Dividend Income Fund
(a)
838,744 18,503
Spectrum Preferred and Capital Securities Income
Fund
(a)
4,850,024 45,057
$ 754,977
Principal Funds, Inc. Institutional Class - 40 .26%
Bond Market Index Fund
(a)
13,691,828 117,065
Equity Income Fund
(a)
2,240,331 99,896
Finisterre Emerging Markets Total Return Bond
Fund
(a)
13,196,937 127,351
Global Listed Infrastructure Fund
(a)
726,555 9,758
Government & High Quality Bond Fund
(a)
4,643,822 42,212
Inflation Protection Fund
(a)
7,606,814 59,257
LargeCap S&P 500 Index Fund
(a)
1,848,391 63,215
LargeCap Value Fund III
(a)
1,008,541 18,678
Overseas Fund
(a)
4,642,685 58,730
Principal Capital Appreciation Fund
(a)
987,855 89,539
Short-Term Income Fund
(a)
5,287,932 63,984
$ 749,685
TOTAL INVESTMENT COMPANIES $ 1,861,264
Total Investments $ 1,861,264
Other Assets and Liabilities -  0.04% 813
TOTAL NET ASSETS - 100.00% $ 1,862,077
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 25,708 $ 4,264 $ 2,314 $ 22,229
Bond Market Index Fund 193,078 8,905 80,913 117,065
Core Fixed Income Fund 426,339 10,843 51,913 380,160
Diversified Real Asset Fund 35,088 423 16,148 22,767
Equity Income Fund 106,795 12,665 23,868 99,896
Finisterre Emerging Markets Total Return Bond Fund 104,037 28,794 5,648 127,351
Global Emerging Markets Fund 54,062 19,219 7,731 73,481
Global Listed Infrastructure Fund 8,820 221 393 9,758
Global Macro Fund — 18,816 — 20,698
Government & High Quality Bond Fund 41,826 4,837 4,026 42,212
High Yield Fund 99,804 3,565 15,500 86,676
Inflation Protection Fund 77,390 3,357 19,066 59,257
International Equity Index Fund 40,957 34,039 28,204 51,042
International Small Company Fund 10,851 311 11,752 —
LargeCap Growth Fund I 14,337 1,807 1,681 12,075
LargeCap S&P 500 Index Fund 28,140 35,957 3,598 63,215
LargeCap Value Fund III 18,642 3,468 1,703 18,678
MidCap Fund 8,162 489 7,907 —
Overseas Fund 58,987 5,729 8,792 58,730
Principal Capital Appreciation Fund 108,020 7,812 22,925 89,539
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 12,321 106,124 33,222 85,223
Principal International Equity ETF 66,148 — — 72,219
Principal U.S. Mega-Cap ETF 159,121 — 11,112 149,857
Principal U.S. Small-Cap ETF 37,675 6,476 — 49,303
Real Estate Securities Fund 11,422 10,994 1,669 22,289
Short-Term Income Fund 68,063 1,651 5,470 63,984
Small-MidCap Dividend Income Fund 20,306 539 4,816 18,503
Spectrum Preferred and Capital Securities Income Fund 46,957 1,742 3,163 45,057
$ 1,883,056 $ 333,047 $ 373,534 $ 1,861,264
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (136) $ 4,131 $ (5,293)
Bond Market Index Fund 4,520 886 — (4,891)
Core Fixed Income Fund 7,543 (2,928) — (2,181)
Diversified Real Asset Fund 387 1,742 — 1,662
Equity Income Fund 960 8,381 7,062 (4,077)
Finisterre Emerging Markets Total Return Bond Fund 4,060 (477) — 645
Global Emerging Markets Fund 940 (207) 456 8,138
Global Listed Infrastructure Fund 173 36 48 1,074
Global Macro Fund 47 — — 1,882
Government & High Quality Bond Fund 769 (104) — (321)
High Yield Fund 3,170 53 — (1,246)
Inflation Protection Fund 3,214 (2,008) — (416)
International Equity Index Fund 1,841 952 570 3,298
International Small Company Fund 284 3,096 — (2,506)
LargeCap Growth Fund I 250 (62) 1,482 (2,326)
LargeCap S&P 500 Index Fund 256 616 508 2,100
LargeCap Value Fund III 536 35 2,869 (1,764)
MidCap Fund — (872) 438 128
Overseas Fund 2,390 157 3,211 2,649
Principal Capital Appreciation Fund 488 5,840 6,586 (9,208)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 1,580 — — —
Principal International Equity ETF 873 — — 6,071
Principal U.S. Mega-Cap ETF 635 2,654 — (806)
Principal U.S. Small-Cap ETF 138 — — 5,152
Real Estate Securities Fund 181 64 — 1,478
Short-Term Income Fund 1,262 25 — (285)
Small-MidCap Dividend Income Fund 199 1,036 292 1,438
Spectrum Preferred and Capital Securities Income Fund 1,358 (203) — (276)
$ 38,054 $ 18,576 $ 27,653 $ 119
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; June 2026 Long 29 $ 2,235 $ (32)
Canada 10 Year Bond; June 2026 Long 34 2,982 (82)
Euro Bond 10 Year Bond; June 2026 Long 50 7,356 (138)
Euro-BTP; June 2026 Long 107 14,688 (360)

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-Oat; June 2026 Long 79 $ 11,059 $ (203)
Japan 10 Year Bond TSE; June 2026 Long 32 26,421 (519)
UK 10 Year Gilt; June 2026 Long 73 8,601 (613)
Total $ (1,947)
Amounts in thousands except contracts.

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .75%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
26,021,109 $ 26,021
Principal Exchange-Traded Funds - 27 .65%
Principal International Equity ETF
(a)
7,404,025 258,919
Principal U.S. Mega-Cap ETF
(a)
7,103,445 500,083
Principal U.S. Small-Cap ETF
(a)
2,916,800 184,677
Principal Value ETF
(a)
323,000 17,351
$ 961,030
Principal Funds, Inc. Class R-6 - 28 .84%
Blue Chip Fund
(a),(c)
1,682,945 69,337
Core Fixed Income Fund
(a)
20,273,402 174,757
Diversified Real Asset Fund
(a)
4,434,872 62,044
Global Emerging Markets Fund
(a)
7,093,240 280,325
Global Macro Fund
(a)
2,565,378 28,219
High Yield Fund
(a)
9,302,024 61,673
International Equity Index Fund
(a)
10,063,647 149,747
International Small Company Fund
(a)
1,498,405 19,509
LargeCap Growth Fund I
(a)
1,815,668 28,996
Real Estate Securities Fund
(a)
2,290,469 71,050
Small-MidCap Dividend Income Fund
(a)
1,483,939 32,736
Spectrum Preferred and Capital Securities Income
Fund
(a)
2,565,061 23,829
$ 1,002,222
Principal Funds, Inc. Institutional Class - 42 .80%
Bond Market Index Fund
(a)
9,853,438 84,247
Equity Income Fund
(a)
5,846,288 260,686
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,376,478 61,533
Global Listed Infrastructure Fund
(a)
2,668,445 35,837
Government & High Quality Bond Fund
(a)
1,840,309 16,728
Inflation Protection Fund
(a)
2,117,177 16,493
LargeCap S&P 500 Index Fund
(a)
5,239,754 179,200
LargeCap Value Fund III
(a)
10,140,399 187,800
Overseas Fund
(a)
19,052,316 241,012
Principal Capital Appreciation Fund
(a)
4,456,627 403,949
$ 1,487,485
TOTAL INVESTMENT COMPANIES $ 3,476,758
Total Investments $ 3,476,758
Other Assets and Liabilities -  (0.04)% (1,357)
TOTAL NET ASSETS - 100.00% $ 3,475,401
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 77,208 $ 12,697 $ 4,466 $ 69,337
Bond Market Index Fund 117,103 4,745 34,180 84,247
Core Fixed Income Fund 197,777 3,891 24,410 174,757
Diversified Real Asset Fund 76,189 1,135 24,309 62,044
Equity Income Fund 282,784 48,865 83,044 260,686
Finisterre Emerging Markets Total Return Bond Fund 33,222 30,799 2,401 61,533
Global Emerging Markets Fund 193,069 66,326 8,286 280,325
Global Listed Infrastructure Fund 32,723 817 1,805 35,837
Global Macro Fund — 25,653 — 28,219
Government & High Quality Bond Fund 14,442 4,754 2,258 16,728
High Yield Fund 61,765 5,406 4,665 61,673
Inflation Protection Fund 46,690 2,195 30,784 16,493
International Equity Index Fund 133,925 116,590 114,427 149,747
International Small Company Fund 44,390 1,319 28,496 19,509
LargeCap Growth Fund I 103,294 12,589 68,781 28,996
LargeCap S&P 500 Index Fund 77,879 104,148 10,604 179,200
LargeCap Value Fund III 183,039 33,602 12,165 187,800
MidCap Fund 16,455 885 15,942 —
Overseas Fund 234,443 22,384 26,946 241,012
Principal Capital Appreciation Fund 455,915 32,959 70,534 403,949
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 5 72,411 46,395 26,021
Principal International Equity ETF 237,151 — — 258,919
Principal U.S. Mega-Cap ETF 492,584 — — 500,083
Principal U.S. Small-Cap ETF 155,391 9,657 — 184,677
Principal Value ETF — 16,903 — 17,351
Real Estate Securities Fund 35,444 33,369 2,749 71,050
Small-MidCap Dividend Income Fund 50,865 1,267 25,147 32,736
Spectrum Preferred and Capital Securities Income Fund 26,655 828 3,389 23,829
$ 3,380,407 $ 666,194 $ 646,183 $ 3,476,758
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (51) $ 12,390 $ (16,051)
Bond Market Index Fund 4,477 (25) — (3,396)
Core Fixed Income Fund 3,418 (416) — (2,085)
Diversified Real Asset Fund 1,047 2,454 — 6,575
Equity Income Fund 2,382 46,375 16,820 (34,294)
Finisterre Emerging Markets Total Return Bond Fund 1,609 (208) — 121
Global Emerging Markets Fund 3,320 (197) 1,619 29,413
Global Listed Infrastructure Fund 640 181 177 3,921
Global Macro Fund 64 — — 2,566
Government & High Quality Bond Fund 271 (60) — (150)
High Yield Fund 2,059 (55) — (778)
Inflation Protection Fund 2,074 (665) — (943)
International Equity Index Fund 6,002 3,958 1,895 9,701
International Small Company Fund 1,260 6,964 — (4,668)
LargeCap Growth Fund I 1,801 332 10,674 (18,438)
LargeCap S&P 500 Index Fund 697 2,101 1,386 5,676
LargeCap Value Fund III 5,239 (491) 28,091 (16,185)
MidCap Fund — 3,445 824 (4,843)
Overseas Fund 9,426 305 12,699 10,826
Principal Capital Appreciation Fund 2,144 17,297 28,970 (31,688)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 536 — — —
Principal International Equity ETF 3,131 — — 21,768
Principal U.S. Mega-Cap ETF 2,038 — — 7,499
Principal U.S. Small-Cap ETF 538 — — 19,629
Principal Value ETF 70 — — 448
Real Estate Securities Fund 587 74 — 4,912
Small-MidCap Dividend Income Fund 452 2,792 732 2,959
Spectrum Preferred and Capital Securities Income Fund 734 (140) — (125)
$ 56,016 $ 83,970 $ 116,277 $ (7,630)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .92 % Shares Held Value (000's)
Money Market Funds - 6 .74%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
146,313,410 $ 146,313
Principal Exchange-Traded Funds - 12 .62%
Principal Active High Yield ETF
(a)
2,073,084 39,513
Principal International Equity ETF
(a)
2,286,147 79,947
Principal U.S. Mega-Cap ETF
(a)
1,703,095 119,898
Principal U.S. Small-Cap ETF
(a)
549,000 34,760
$ 274,118
Principal Funds, Inc. Class R-6 - 42 .97%
Core Fixed Income Fund
(a)
74,473,350 641,960
Diversified Real Asset Fund
(a)
1,210,237 16,931
Global Emerging Markets Fund
(a)
1,254,293 49,570
Global Macro Fund
(a)
2,518,261 27,701
High Yield Fund
(a)
10,784,278 71,500
International Equity Index Fund
(a)
2,728,501 40,600
LargeCap Growth Fund I
(a)
430,693 6,878
Real Estate Securities Fund
(a)
346,519 10,749
Small-MidCap Dividend Income Fund
(a)
485,288 10,705
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,097,495 56,646
$ 933,240
Principal Funds, Inc. Institutional Class - 37 .59%
Bond Market Index Fund
(a)
15,547,603 132,932
Equity Income Fund
(a)
1,725,790 76,953
Finisterre Emerging Markets Total Return Bond
Fund
(a)
21,494,373 207,421
Government & High Quality Bond Fund
(a)
8,647,752 78,608
Inflation Protection Fund
(a)
11,451,664 89,209
LargeCap S&P 500 Index Fund
(a)
674,212 23,058
LargeCap Value Fund III
(a)
2,058,393 38,121
Overseas Fund
(a)
1,605,614 20,311
Principal Capital Appreciation Fund
(a)
588,108 53,306
Short-Term Income Fund
(a)
7,956,946 96,279
$ 816,198
TOTAL INVESTMENT COMPANIES $ 2,169,869
Total Investments $ 2,169,869
Other Assets and Liabilities -  0.08% 1,815
TOTAL NET ASSETS - 100.00% $ 2,171,684
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Bond Market Index Fund $ 277,815 $ 5,753 $ 145,729 $ 132,932
Core Fixed Income Fund 664,890 27,318 41,114 641,960
Diversified Real Asset Fund 23,610 377 9,617 16,931
Equity Income Fund 78,885 7,043 12,060 76,953
Finisterre Emerging Markets Total Return Bond Fund 166,788 49,128 8,850 207,421
Global Emerging Markets Fund 16,899 30,688 1,267 49,570
Global Macro Fund — 25,182 — 27,701
Government & High Quality Bond Fund 98,056 2,324 21,276 78,608
High Yield Fund 91,815 3,368 22,658 71,500
Inflation Protection Fund 134,589 5,126 46,654 89,209
International Equity Index Fund 28,095 24,159 14,633 40,600
LargeCap Growth Fund I 8,381 1,185 1,421 6,878
LargeCap S&P 500 Index Fund 13,000 10,838 1,726 23,058
LargeCap Value Fund III 39,882 7,278 5,425 38,121
MidCap Fund 11,127 699 10,849 —
Overseas Fund 20,663 1,999 3,319 20,311
Principal Active High Yield ETF 39,876 — — 39,513
Principal Capital Appreciation Fund 74,467 4,534 23,653 53,306
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 11,601 163,897 29,185 146,313
Principal International Equity ETF 73,225 — — 79,947
Principal U.S. Mega-Cap ETF 129,889 — 11,377 119,898
Principal U.S. Small-Cap ETF 29,159 1,908 — 34,760
Real Estate Securities Fund 10,688 176 1,182 10,749
Short-Term Income Fund 101,952 2,607 7,888 96,279
Small-MidCap Dividend Income Fund 28,131 774 21,170 10,705
Spectrum Preferred and Capital Securities Income Fund 59,325 1,946 4,018 56,646
$ 2,232,808 $ 378,307 $ 445,071 $ 2,169,869
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5,498 $ 1,909 $ — $ (6,816)
Core Fixed Income Fund 12,067 (1,805) — (7,329)
Diversified Real Asset Fund 296 1,526 — 1,035
Equity Income Fund 785 922 6,029 2,163
Finisterre Emerging Markets Total Return Bond Fund 6,467 (669) — 1,024
Global Emerging Markets Fund 292 (38) 142 3,288
Global Macro Fund 63 — — 2,519
Government & High Quality Bond Fund 1,725 (366) — (130)
High Yield Fund 2,839 (28) — (997)
Inflation Protection Fund 5,028 (4,739) — 887
International Equity Index Fund 1,301 387 403 2,592
LargeCap Growth Fund I 134 139 796 (1,406)
LargeCap S&P 500 Index Fund 119 329 236 617
LargeCap Value Fund III 1,112 (240) 5,949 (3,374)
MidCap Fund — (1,179) 585 202
Overseas Fund 828 283 1,114 685
Principal Active High Yield ETF 1,490 — — (363)
Principal Capital Appreciation Fund 291 7,156 3,935 (9,198)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 2,627 — — —
Principal International Equity ETF 967 — — 6,722
Principal U.S. Mega-Cap ETF 513 5,067 — (3,681)
Principal U.S. Small-Cap ETF 101 — — 3,693
Real Estate Securities Fund 123 82 — 985
Short-Term Income Fund 1,928 35 — (427)
Small-MidCap Dividend Income Fund 220 4,584 402 (1,614)
Spectrum Preferred and Capital Securities Income Fund 1,718 (121) — (486)
$ 48,532 $ 13,234 $ 19,591 $ (9,409)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; June 2026 Long 52 $ 4,008 $ (58)
Canada 10 Year Bond; June 2026 Long 60 5,262 (145)
Euro Bond 10 Year Bond; June 2026 Long 89 13,095 (245)
Euro-BTP; June 2026 Long 188 25,807 (632)
Euro-Oat; June 2026 Long 139 19,457 (357)
Japan 10 Year Bond TSE; June 2026 Long 57 47,062 (924)

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
UK 10 Year Gilt; June 2026 Long 129 $ 15,200 $ (1,084)
Total $ (3,445)
Amounts in thousands except contracts.

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .68%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b)
17,324,441 $ 17,324
Principal Exchange-Traded Funds - 29 .96%
Principal International Equity ETF
(a)
5,724,130 200,173
Principal U.S. Mega-Cap ETF
(a)
5,430,800 382,329
Principal U.S. Small-Cap ETF
(a)
2,516,500 159,332
Principal Value ETF
(a)
477,000 25,624
$ 767,458
Principal Funds, Inc. Class R-6 - 23 .52%
Blue Chip Fund
(a),(c)
1,499,053 61,761
Diversified Real Asset Fund
(a)
3,262,808 45,647
Global Emerging Markets Fund
(a)
7,283,371 287,839
Global Macro Fund
(a)
1,860,626 20,467
International Equity Index Fund
(a)
5,699,486 84,808
International Small Company Fund
(a)
2,375,345 30,927
LargeCap Growth Fund I
(a)
2,021,180 32,278
Real Estate Securities Fund
(a)
472,894 14,669
Small-MidCap Dividend Income Fund
(a)
1,101,355 24,296
$ 602,692
Principal Funds, Inc. Institutional Class - 45 .88%
Equity Income Fund
(a)
6,814,947 303,878
Global Listed Infrastructure Fund
(a)
1,801,017 24,188
Inflation Protection Fund
(a)
2,267,442 17,663
LargeCap S&P 500 Index Fund
(a)
4,032,238 137,903
LargeCap Value Fund III
(a)
7,557,575 139,966
Overseas Fund
(a)
16,436,966 207,928
Principal Capital Appreciation Fund
(a)
3,794,725 343,954
$ 1,175,480
TOTAL INVESTMENT COMPANIES $ 2,562,954
Total Investments $ 2,562,954
Other Assets and Liabilities -  (0.04)% (1,047)
TOTAL NET ASSETS - 100.00% $ 2,561,907
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Blue Chip Fund $ 67,895 $ 11,907 $ 3,957 $ 61,761
Diversified Real Asset Fund 57,727 887 19,971 45,647
Equity Income Fund 221,990 116,582 47,367 303,878
Global Emerging Markets Fund 170,520 93,658 5,328 287,839
Global Listed Infrastructure Fund 23,398 585 2,684 24,188
Global Macro Fund — 18,606 — 20,467
Inflation Protection Fund 34,105 1,270 16,859 17,663
International Equity Index Fund 118,984 78,766 123,992 84,808
International Small Company Fund 51,957 2,213 25,820 30,927
LargeCap Growth Fund I 111,534 13,824 73,620 32,278
LargeCap S&P 500 Index Fund 70,166 77,757 16,034 137,903
LargeCap Value Fund III 150,918 28,534 25,655 139,966
MidCap Fund 12,971 780 12,557 —
Overseas Fund 201,201 20,783 23,804 207,928
Principal Capital Appreciation Fund 369,118 31,440 44,557 343,954
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 14,720 13,784 11,180 17,324
Principal International Equity ETF 183,344 — — 200,173
Principal U.S. Mega-Cap ETF 376,596 — — 382,329
Principal U.S. Small-Cap ETF 134,013 8,385 — 159,332
Principal Value ETF 12,019 12,769 — 25,624
Real Estate Securities Fund 18,133 832 5,922 14,669
Small-MidCap Dividend Income Fund 56,330 1,551 39,583 24,296
$ 2,457,639 $ 534,913 $ 498,890 $ 2,562,954
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 105 $ 10,833 $ (14,189)
Diversified Real Asset Fund 820 597 — 6,407
Equity Income Fund 2,357 19,582 14,327 (6,909)
Global Emerging Markets Fund 2,962 (100) 1,440 29,089
Global Listed Infrastructure Fund 458 286 127 2,603
Global Macro Fund 46 — — 1,861
Inflation Protection Fund 1,098 59 — (912)
International Equity Index Fund 4,843 5,487 1,511 5,563
International Small Company Fund 1,488 5,862 — (3,285)
LargeCap Growth Fund I 1,939 194 11,493 (19,654)
LargeCap S&P 500 Index Fund 633 2,577 1,275 3,437
LargeCap Value Fund III 4,306 467 23,073 (14,298)
MidCap Fund — 3,251 708 (4,445)
Overseas Fund 8,153 399 10,969 9,349
Principal Capital Appreciation Fund 1,817 11,072 24,528 (23,119)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% 332 — — —
Principal International Equity ETF 2,421 — — 16,829
Principal U.S. Mega-Cap ETF 1,559 — — 5,733
Principal U.S. Small-Cap ETF 464 — — 16,934
Principal Value ETF 169 — — 836
Real Estate Securities Fund 193 404 — 1,222
Small-MidCap Dividend Income Fund 458 4,345 820 1,653
$ 36,516 $ 54,587 $ 101,104 $ 14,705
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .92 % Shares Held Value (000's)
Money Market Funds - 1 .92%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
290,554 $ 291
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
64,581,422 64,581
$ 64,872
TOTAL INVESTMENT COMPANIES $ 64,872
BONDS - 89 .39%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .31%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,778
General Electric Co
4.30%, 07/29/2030 6,000 5,988
Lockheed Martin Corp
4.50%, 02/15/2029 11,350 11,418
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 10,067
RTX Corp
5.75%, 11/08/2026 8,075 8,133
$ 44,384
Agriculture - 0 .43%
Bunge Ltd Finance Corp
4.10%, 01/07/2028 5,500 5,474
4.20%, 09/17/2029 9,000 8,920
$ 14,394
Airlines - 0 .53%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
7,395 7,397
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
10,600 10,490
$ 17,887
Automobile Asset Backed Securities - 4 .71%
AmeriCredit Automobile Receivables Trust 2025-1
4.22%, 03/19/2029
(d)
6,562 6,568
AmeriCredit Automobile Receivables Trust 2026-1
4.03%, 04/18/2029
(d)
9,000 8,997
BofA Auto Trust 2025-1
4.52%, 11/22/2027
(d)
1,017 1,018
Chase Auto Owner Trust 2025-1
4.40%, 07/25/2028
(d)
5,998 6,007
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
1,877 1,879
Consumer Portfolio Services Auto Trust 2025-B
4.74%, 02/15/2029
(d)
2,663 2,668
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
74 74
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029
(d)
3,250 3,256
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 491 492
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 2,397 2,399
GM Financial Consumer Automobile Receivables
Trust 2025-3
4.32%, 06/16/2028 5,918 5,929
GM Financial Consumer Automobile Receivables
Trust 2025-4
3.88%, 12/18/2028 8,786 8,779
GM Financial Consumer Automobile Receivables
Trust 2026-2
4.05%, 05/16/2029 9,300 9,305
LAD Auto Receivables Trust 2025-3
4.06%, 03/15/2029
(d)
10,530 10,530
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 681 681
Nissan Auto Receivables 2025-B Owner Trust
4.00%, 07/17/2028 18,000 17,997
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
$ 192 $ 192
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,698
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 432 432
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
46 46
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
2,437 2,439
Westlake Automobile Receivables Trust 2025-2
4.66%, 09/15/2028
(d)
4,210 4,219
Westlake Automobile Receivables Trust 2025-3
4.31%, 04/17/2028
(d)
8,539 8,545
Westlake Automobile Receivables Trust 2025-P1
4.65%, 02/15/2028
(d)
4,364 4,371
World Omni Auto Receivables Trust 2025-A
4.49%, 04/17/2028 3,236 3,238
World Omni Auto Receivables Trust 2025-C
4.19%, 10/16/2028 9,704 9,710
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 12,324 12,314
World Omni Auto Receivables Trust 2026-A
3.71%, 04/16/2029 9,900 9,881
World Omni Select Auto Trust 2025-A
4.14%, 05/15/2030 9,531 9,535
$ 159,199
Banks - 16 .99%
AIB Group PLC
5.32%, 05/15/2031
(d),(e)
2,500 2,549
Secured Overnight Financing Rate + 1.65%
Bank of America Corp
4.70%, 04/23/2032
(e)
7,400 7,370
Secured Overnight Financing Rate + 1.04%
4.98%, 01/24/2029
(e)
9,400 9,476
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
9,400 9,575
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
12,100 12,401
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
4.34%, 03/19/2030
(e)
5,250 5,222
Secured Overnight Financing Rate + 0.89%
5.00%, 01/27/2029
(e)
2,000 2,017
Secured Overnight Financing Rate + 0.67%
Bank of New York Mellon Corp/The
4.44%, 06/09/2028
(e)
9,200 9,219
Secured Overnight Financing Rate + 0.68%
Bank of New York Mellon/The
4.73%, 04/20/2029
(e)
5,750 5,796
Secured Overnight Financing Rate + 1.14%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 5,246
4.25%, 02/02/2030
(e)
8,000 7,934
Secured Overnight Financing Rate + 0.73%
4.40%, 09/08/2028
(e)
9,400 9,394
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 7,217
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
4.22%, 05/24/2030
(e)
11,000 10,848
Secured Overnight Financing Rate + 0.93%

Schedule of Investments
Short-Term Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
4.79%, 05/09/2029
(d),(e)
$ 8,000 $ 8,023
Secured Overnight Financing Rate + 1.45%
5.09%, 05/09/2031
(d),(e)
8,600 8,679
Secured Overnight Financing Rate + 1.68%
CaixaBank SA
4.82%, 04/22/2032
(d),(e)
2,700 2,682
Secured Overnight Financing Rate + 1.21%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 6,949
5.99%, 10/03/2028 3,440 3,561
Citibank NA
4.88%, 11/19/2027
(e)
8,000 8,027
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
4.54%, 09/19/2030
(e)
9,500 9,464
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
8,000 8,122
Secured Overnight Financing Rate + 1.36%
Danske Bank A/S
5.00%, 03/27/2032
(d),(e)
12,000 12,039
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.98%
Deutsche Bank AG/New York NY
4.47%, 12/10/2031
(e)
5,000 4,921
Secured Overnight Financing Rate + 1.10%
5.41%, 05/10/2029 6,100 6,259
6.82%, 11/20/2029
(e)
7,100 7,451
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
3,400 3,413
Secured Overnight Financing Rate + 1.49%
Fifth Third Bank NA
4.97%, 01/28/2028
(e)
2,800 2,808
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 8,474
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
9,500 9,504
Secured Overnight Financing Rate + 1.73%
4.52%, 01/21/2032
(e)
5,000 4,927
Secured Overnight Financing Rate + 0.96%
5.21%, 01/28/2031
(e)
11,000 11,176
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(e)
11,000 11,179
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
8,235 8,481
Secured Overnight Financing Rate + 1.27%
Huntington Bancshares Inc/OH
4.62%, 01/28/2032
(e)
11,000 10,874
Secured Overnight Financing Rate + 0.99%
JPMorgan Chase & Co
4.45%, 12/05/2029
(e)
6,650 6,637
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
8,400 8,410
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
6,000 6,048
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
6,200 6,269
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
6,200 6,374
Secured Overnight Financing Rate + 1.16%
Keybank National Association
5.85%, 11/15/2027 13,900 14,166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
4.24%, 02/10/2030
(e)
$ 6,600 $ 6,536
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.60%
Mizuho Bank Ltd
4.70%, 04/16/2031
(d),(f)
2,300 2,313
Mizuho Financial Group Inc
4.71%, 07/08/2031
(e)
9,300 9,295
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
1.59%, 05/04/2027
(e)
10,750 10,747
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,916
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
10,000 9,983
Secured Overnight Financing Rate + 1.10%
5.17%, 01/16/2030
(e)
9,350 9,474
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
7,500 7,624
Secured Overnight Financing Rate + 1.11%
5.65%, 04/13/2028
(e)
2,575 2,604
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
6,200 6,369
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
10,500 10,598
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.93%, 11/15/2028 9,500 9,581
Secured Overnight Financing Rate + 1.30%
4.96%, 08/15/2030
(e)
9,500 9,590
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
PNC Bank NA
4.54%, 05/13/2027
(e)
8,750 8,751
Secured Overnight Financing Rate + 0.63%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(e)
8,750 8,818
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e),(f)
6,400 6,533
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
4.40%, 04/17/2030
(e)
5,800 5,776
Secured Overnight Financing Rate + 0.84%
4.70%, 08/06/2031
(e)
9,300 9,287
Secured Overnight Financing Rate + 1.06%
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
10,500 10,650
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
5.51%, 05/22/2031
(d),(e)
9,300 9,497
Secured Overnight Financing Rate + 1.65%
Swedbank AB
5.00%, 11/20/2029
(d)
8,500 8,672
Texas Capital Bancshares Inc
5.30%, 02/27/2032
(e)
9,500 9,423
Secured Overnight Financing Rate + 1.94%
Toronto-Dominion Bank/The
4.36%, 04/23/2029 6,200 6,183
Truist Financial Corp
4.60%, 01/27/2032
(e)
4,600 4,554
Secured Overnight Financing Rate + 0.97%
4.68%, 04/23/2032
(e)
7,800 7,730
Secured Overnight Financing Rate + 1.09%
7.16%, 10/30/2029
(e)
8,000 8,487
Secured Overnight Financing Rate + 2.45%

Schedule of Investments
Short-Term Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
3.87%, 01/12/2029
(d),(e)
$ 13,000 $ 12,855
3 Month USD LIBOR + 1.41%
US Bancorp
4.48%, 01/26/2032
(e)
9,250 9,143
Secured Overnight Financing Rate + 0.87%
5.10%, 07/23/2030
(e)
4,800 4,881
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
3,675 3,758
Secured Overnight Financing Rate + 1.56%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
8,750 8,781
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
5.15%, 04/23/2031
(e)
9,500 9,664
Secured Overnight Financing Rate + 1.50%
5.24%, 01/24/2031
(e)
4,250 4,332
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
6,200 6,274
Secured Overnight Financing Rate + 1.07%
$ 573,860
Biotechnology - 0 .44%
Amgen Inc
5.15%, 03/02/2028 9,100 9,226
Gilead Sciences Inc
4.80%, 11/15/2029 5,500 5,592
$ 14,818
Building Materials - 0 .27%
Vulcan Materials Co
4.95%, 12/01/2029 9,000 9,147
Chemicals - 0 .66%
Sherwin-Williams Co/The
4.30%, 08/15/2028 8,000 7,977
4.50%, 08/15/2030 6,500 6,487
Westlake Corp
3.60%, 08/15/2026 7,900 7,893
$ 22,357
Commercial Mortgage Backed Securities - 11 .05%
1301 Trust 2025-AOA
5.23%, 08/11/2042
(d),(g)
8,400 8,437
ALA Trust 2025-OANA
5.40%, 06/15/2040
(d)
9,300 9,335
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
5,369 5,338
ARES Trust 2025-IND3
5.15%, 04/15/2042
(d)
9,200 9,211
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Commercial Mortgage Trust 2024-UNIV
5.15%, 11/15/2041
(d)
8,900 8,906
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BFLD Commercial Mortgage Trust 2025-5MW
4.83%, 10/10/2042
(d),(g)
8,200 8,142
BFLD Commercial Mortgage Trust 2025-660F
5.15%, 11/15/2042
(d)
8,750 8,755
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BX 2024-PALM
5.20%, 06/15/2037
(d)
10,125 10,125
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2021-ACNT
4.62%, 11/15/2038
(d)
$ 8,088 $ 8,089
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2024-AIRC
5.35%, 08/15/2041
(d)
14,743 14,784
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
4.95%, 12/15/2039
(d)
1,490 1,492
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Commercial Mortgage Trust 2026-VLT9
5.35%, 03/15/2045
(d)
12,400 12,377
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2021-BXMF
4.41%, 10/15/2026
(d)
8,595 8,592
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.28%, 10/15/2036
(d)
10,700 10,697
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
4.80%, 02/15/2035
(d)
9,400 9,359
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
BX Trust 2025-TAIL
5.05%, 06/15/2035
(d)
12,200 12,208
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
BX Trust 2025-VOLT
5.35%, 12/15/2044
(d)
12,000 11,992
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
BX Trust 2026-OPTM
4.85%, 03/15/2039
(d)
9,500 9,476
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.20%
CHI Commercial Mortgage Trust 2025-110W
5.10%, 12/13/2040
(d),(g)
9,700 9,646
CRSNT Trust 2026-MOON
5.05%, 02/15/2043
(d)
10,000 9,981
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
DBC 2025-DBC Mortgage Trust
5.01%, 11/15/2042
(d)
10,000 10,006
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
ELP Commercial Mortgage Trust 2025-ELP
4.76%, 11/13/2042
(d),(g)
10,000 9,874
GSAT Trust 2025-BMF
5.15%, 07/15/2040
(d)
8,800 8,789
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
GSJP Trust 2025-BEDS
5.15%, 12/15/2042
(d)
9,500 9,448
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
KRE Commercial Mortgage Trust 2025-AIP4
4.95%, 03/15/2042
(d)
11,773 11,762
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
KRE Commercial Mortgage Trust 2026-ICNA
5.50%, 05/15/2043
(d)
9,300 9,323
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.85%

Schedule of Investments
Short-Term Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LBA Trust 2024-7IND
5.10%, 10/15/2041
(d)
$ 6,534 $ 6,538
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LEX Trust 2026-450
5.00%, 03/15/2043
(d)
3,750 3,745
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
Life 2022-BMR Mortgage Trust
4.95%, 05/15/2039
(d)
18,400 17,781
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.25%, 05/15/2041
(d)
15,000 14,787
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHP 2021-STOR
4.47%, 07/15/2038
(d)
8,800 8,795
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MTN Commercial Mortgage Trust 2026-LPFX
0.00%, 05/15/2043
(d),(g),(h),(i)
7,000 7,033
NYC Commercial Mortgage Trust 2025-28L
4.67%, 11/05/2038
(d),(g)
9,000 8,975
NYC Commercial Mortgage Trust 2026-1PARK
4.91%, 02/15/2043
(d)
8,000 7,993
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.25%
PENN Commercial Mortgage Trust 2025-P11
5.52%, 08/10/2042
(d),(g)
7,000 7,110
PRM5 Trust 2025-PRM5
4.62%, 03/10/2033
(d),(g)
5,000 4,971
SLG Office Trust 2026-OMA
4.97%, 04/15/2041
(d),(g)
9,500 9,534
SPGN Trust 2026-TFLM
4.95%, 02/15/2041
(d)
12,500 12,469
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
TEXAS Commercial Mortgage Trust 2025-TWR
4.95%, 04/15/2042
(d)
7,500 7,477
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(g)
10,000 10,012
$ 373,364
Computers - 1 .33%
Apple Inc
4.00%, 05/12/2028 9,500 9,495
Dell International LLC / EMC Corp
4.75%, 04/01/2028 4,000 4,024
5.00%, 04/01/2030 9,250 9,378
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 12,500 12,489
4.55%, 10/15/2029 9,500 9,466
$ 44,852
Diversified Financial Services - 0 .80%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.38%, 11/15/2030 7,500 7,361
6.45%, 04/15/2027 9,127 9,295
Citadel Finance LLC
5.15%, 02/14/2031
(d)
7,500 7,324
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032
(d)
3,000 2,964
$ 26,944
Electric - 6 .10%
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
8,800 9,097
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Black Hills Corp
4.55%, 01/31/2031 $ 5,750 $ 5,694
Consumers Energy Co
4.90%, 02/15/2029 8,200 8,315
Dominion Energy Inc
4.60%, 05/15/2028 9,000 9,030
DTE Energy Co
3.40%, 06/15/2029 2,000 1,934
5.10%, 03/01/2029 5,000 5,079
Evergy Inc
4.25%, 03/15/2029 4,000 3,968
Evergy Kansas Central Inc
4.70%, 03/13/2028 4,100 4,116
Exelon Corp
5.15%, 03/15/2029 6,330 6,447
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,497
ITC Holdings Corp
4.88%, 04/15/2031
(d)
5,200 5,193
NextEra Energy Capital Holdings Inc
4.69%, 09/01/2027 5,000 5,022
4.90%, 02/28/2028 3,458 3,487
4.90%, 03/15/2029 10,000 10,131
NRG Energy Inc
4.73%, 10/15/2030
(d)
7,100 7,024
OGE Energy Corp
5.45%, 05/15/2029 10,000 10,233
PacifiCorp
4.25%, 03/15/2029 6,250 6,191
5.10%, 02/15/2029 9,050 9,159
Public Service Enterprise Group Inc
4.90%, 03/15/2030 4,100 4,140
5.20%, 04/01/2029 10,000 10,175
5.88%, 10/15/2028 8,000 8,246
Southern Co/The
5.50%, 03/15/2029 8,300 8,534
Southern Power Co
4.25%, 10/01/2030 6,250 6,176
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,370
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 19,381
5.00%, 04/30/2031
(d)
4,975 4,961
WEC Energy Group Inc
4.75%, 01/15/2028 5,000 5,028
Wisconsin Public Service Corp
4.55%, 12/01/2029 5,500 5,524
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,853
$ 206,005
Electronics - 0 .19%
Tyco Electronics Group SA
4.50%, 02/09/2031 6,400 6,373
Environmental Control - 0 .27%
Republic Services Inc
4.75%, 07/15/2030 9,000 9,107
Food - 0 .47%
Mars Inc
4.60%, 03/01/2028
(d)
6,300 6,338
4.80%, 03/01/2030
(d)
9,400 9,495
$ 15,833
Forest Products & Paper - 0 .29%
Georgia-Pacific LLC
4.40%, 05/15/2029
(d),(h)
4,900 4,893
4.60%, 05/15/2031
(d),(h)
4,900 4,894
$ 9,787

Schedule of Investments
Short-Term Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .08%
NiSource Inc
5.25%, 03/30/2028 $ 2,700 $ 2,741
Healthcare - Products - 1 .05%
Abbott Laboratories
3.70%, 03/09/2029 9,000 8,877
4.00%, 03/15/2031 11,000 10,795
Augusta SpinCo Corp
4.40%, 03/23/2029 6,000 5,981
4.66%, 03/23/2031 6,000 5,987
Solventum Corp
5.40%, 03/01/2029 3,877 3,964
$ 35,604
Healthcare - Services - 1 .01%
Centene Corp
4.25%, 12/15/2027 8,956 8,904
HCA Inc
4.30%, 11/15/2030 2,000 1,965
5.25%, 06/15/2026 20,000 20,015
5.88%, 02/01/2029 3,000 3,083
$ 33,967
Home Equity Asset Backed Securities - 2 .79%
JP Morgan Mortgage Trust 2023-HE1
5.39%, 11/25/2053
(d)
991 992
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
5.34%, 03/20/2054
(d)
4,305 4,314
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.24%, 05/20/2054
(d)
3,404 3,414
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust 2025-HE3
4.99%, 03/20/2056
(d)
10,123 10,155
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.35%
JP Morgan Mortgage Trust 2026-CES1
4.91%, 06/25/2056
(d),(g)
11,876 11,786
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
5,832 5,857
JP Morgan Mortgage Trust Series 2024-HE3
4.84%, 02/25/2055
(d)
7,591 7,586
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(g)
6,023 6,044
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(g)
9,975 10,008
JP Morgan Mortgage Trust Series 2025-CES7
5.06%, 04/25/2056
(d),(g)
8,701 8,662
JP Morgan Mortgage Trust Series 2025-HE1
4.79%, 07/20/2055
(d)
17,806 17,795
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
JP Morgan Mortgage Trust Series 2026-HE1
4.90%, 09/20/2056
(d)
7,600 7,606
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
$ 94,219
Insurance - 2 .08%
Aon North America Inc
5.15%, 03/01/2029 12,000 12,213
Arthur J Gallagher & Co
4.85%, 12/15/2029 4,200 4,240
Brown & Brown Inc
4.90%, 06/23/2030 3,700 3,695
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Guardian Life Global Funding
4.40%, 12/11/2030
(d)
$ 9,400 $ 9,333
Markel Group Inc
3.50%, 11/01/2027 4,719 4,648
New York Life Global Funding
4.60%, 12/05/2029
(d)
4,800 4,829
4.60%, 06/03/2030
(d)
9,350 9,384
Northwestern Mutual Global Funding
4.96%, 01/13/2030
(d)
12,200 12,357
5.07%, 03/25/2027
(d)
9,500 9,588
$ 70,287
Internet - 1 .46%
Alphabet Inc
3.70%, 02/15/2029 7,800 7,711
3.88%, 11/15/2028 4,500 4,478
4.10%, 11/15/2030 7,250 7,188
Amazon.com Inc
4.25%, 03/13/2031 9,000 8,912
eBay Inc
1.40%, 05/10/2026 13,530 13,519
4.25%, 03/06/2029 7,500 7,469
$ 49,277
Machinery - Diversified - 0 .29%
Ingersoll Rand Inc
5.20%, 06/15/2027 6,000 6,048
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 3,850 3,896
$ 9,944
Media - 0 .40%
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.10%, 06/01/2029 13,000 13,427
Mining - 0 .44%
Anglo American Capital PLC
4.63%, 03/19/2031
(d)
9,000 8,900
Glencore Funding LLC
5.19%, 04/01/2030
(d)
6,000 6,093
$ 14,993
Miscellaneous Manufacturers - 0 .33%
Eaton Corp
3.95%, 03/06/2029 8,000 7,920
4.20%, 03/06/2031 3,300 3,254
$ 11,174
Mortgage Backed Securities - 3 .46%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(g)
5,996 5,996
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
3,690 3,712
CHL Mortgage Pass-Through Trust 2003-46
5.75%, 01/19/2034
(g)
89 88
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
2,782 2,504
JP Morgan Mortgage Trust 2004-A3
6.15%, 07/25/2034
(g)
67 64
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 68
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
8,650 7,976
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
258 258
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
4,347 4,364
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(d),(g)
1,282 1,287

Schedule of Investments
Short-Term Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2026-ACES1
4.89%, 04/25/2066
(d),(g)
$ 9,582 $ 9,516
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
591 585
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
3,481 3,181
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(g)
4,172 4,175
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
9,133 8,194
PHH Mortgage Trust Series 2008-CIM1
6.03%, 06/25/2038 395 366
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
8,046 7,261
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
5,498 5,096
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
14,889 13,375
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
14,837 13,329
Sequoia Mortgage Trust 2024-1
5.52%, 01/25/2054
(d),(g)
421 420
Sequoia Mortgage Trust 2024-2
5.97%, 03/25/2054
(d),(g)
695 694
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
4,203 4,216
Sequoia Mortgage Trust 2025-1
6.00%, 01/25/2055
(d),(g)
1,382 1,385
Sequoia Mortgage Trust 2025-S2
4.00%, 11/25/2055
(d),(g)
1,908 1,832
Sequoia Mortgage Trust 2026-HYB1
4.67%, 04/25/2056
(d),(g)
8,835 8,674
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
44 44
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
4,053 3,543
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
3,466 3,195
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,419 1,290
$ 116,690
Office & Business Equipment - 0 .32%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,891
Oil & Gas - 0 .98%
Canadian Natural Resources Ltd
5.00%, 12/15/2029 4,800 4,869
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,672
5.20%, 04/18/2027 8,150 8,220
EOG Resources Inc
4.40%, 07/15/2028 4,600 4,613
Shell Finance US Inc
4.13%, 11/06/2030 7,800 7,710
$ 33,084
Oil & Gas Services - 0 .38%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
6,400 6,452
5.00%, 11/15/2029
(d)
6,400 6,526
$ 12,978
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 10 .90%
1988 CLO 2 Ltd
4.87%, 04/15/2038
(d)
$ 12,500 $ 12,494
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
1988 CLO 3 Ltd
4.92%, 10/15/2038
(d)
9,500 9,497
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.25%
37 Capital CLO II
4.96%, 07/15/2034
(d)
10,000 9,999
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.21%, 07/20/2037
(d)
5,500 5,505
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AB BSL CLO 4 Ltd
4.98%, 04/20/2038
(d)
9,500 9,507
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Ares LIV CLO Ltd
4.98%, 07/15/2038
(d)
4,500 4,505
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
Bardot CLO Ltd
4.64%, 10/22/2032
(d)
7,795 7,793
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
2,248 2,263
CCG Receivables Trust 2025-2
4.12%, 10/14/2026
(d)
687 687
4.14%, 08/15/2034
(d)
6,250 6,248
Cerberus Loan Funding XXIV LP
5.02%, 07/15/2030
(d)
6,310 6,305
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
18,028 14,681
1.69%, 07/15/2060
(d)
13,052 10,864
Dell Equipment Finance Trust 2025-2
4.10%, 02/22/2028
(d)
6,350 6,352
Dell Equipment Finance Trust 2026-1
4.24%, 07/24/2028
(d)
8,400 8,401
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
4,236 4,246
DLLAD 2024-1 LLC
5.50%, 08/20/2027
(d)
1,025 1,027
DLLAD 2025-1 LLC
4.46%, 11/20/2028
(d)
11,955 11,990
Empower CLO 2025-1 Ltd
4.99%, 07/20/2038
(d)
12,600 12,613
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
Kubota Credit Owner Trust 2026-1
3.84%, 01/16/2029
(d)
9,500 9,461
Lake Shore MM CLO II Ltd
5.08%, 10/17/2031
(d)
2,042 2,040
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XL-R Ltd
4.97%, 10/16/2038
(d)
12,750 12,779
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Magnetite XLVII Ltd
5.00%, 01/25/2038
(d)
6,250 6,263
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%

Schedule of Investments
Short-Term Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Maranon Loan Funding 2021-3 Ltd
5.42%, 10/15/2036
(d)
$ 6,300 $ 6,292
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
1,051 1,019
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
4,105 4,212
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
10,126 10,076
MVW 2026-1 LLC
4.67%, 03/20/2043
(d)
7,150 7,129
Navesink CLO 2 Ltd
4.86%, 01/15/2036
(d)
6,250 6,245
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.19%
New Mountain CLO 6 Ltd
5.08%, 10/15/2037
(d)
6,300 6,311
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
4.88%, 03/31/2038
(d)
9,500 9,484
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
5.19%, 07/20/2037
(d)
19,000 19,020
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.23%, 04/20/2037
(d)
6,300 6,308
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
PFS Financing Corp
4.18%, 03/17/2031
(d)
8,000 7,938
4.85%, 02/15/2030
(d)
12,550 12,671
4.95%, 02/15/2029
(d)
13,350 13,435
5.52%, 10/15/2028
(d)
4,500 4,529
Signal Peak CLO 11 Ltd
5.13%, 07/18/2037
(d)
6,250 6,255
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
T-Mobile US Trust 2025-2
4.34%, 04/22/2030
(d)
13,000 13,019
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
15,000 15,014
Verizon Master Trust
4.17%, 08/20/2030 5,500 5,504
4.35%, 08/20/2032
(d)
5,500 5,502
4.62%, 11/20/2030 9,700 9,773
5.16%, 06/20/2029 13,800 13,823
Verizon Master Trust Series 2026-1
3.94%, 02/20/2031 9,000 8,957
$ 368,036
Packaging & Containers - 0 .24%
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 8,000 8,146
Pharmaceuticals - 2 .63%
AbbVie Inc
4.13%, 03/15/2031 6,900 6,790
4.80%, 03/15/2029 10,000 10,145
Astrazeneca Finance LLC
4.00%, 03/02/2031 9,250 9,082
4.85%, 02/26/2029 9,400 9,551
Eli Lilly & Co
4.50%, 02/09/2029 10,000 10,090
4.55%, 02/12/2028 6,250 6,293
4.75%, 02/12/2030 4,300 4,372
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Novartis Capital Corp
3.90%, 11/05/2028 $ 7,250 $ 7,210
4.10%, 11/05/2030 7,500 7,402
Pfizer Inc
3.88%, 11/15/2027 9,000 8,978
4.20%, 11/15/2030 9,000 8,929
$ 88,842
Pipelines - 2 .74%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,713
6.06%, 08/15/2026
(d)
3,450 3,461
Enbridge Inc
5.30%, 04/05/2029 3,850 3,932
5.90%, 11/15/2026 11,275 11,366
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,253
5.55%, 02/15/2028 8,000 8,143
Kinder Morgan Inc
5.00%, 02/01/2029 8,000 8,121
5.10%, 08/01/2029 6,000 6,112
ONEOK Inc
4.25%, 09/24/2027 11,700 11,668
4.40%, 10/15/2029 7,900 7,854
5.55%, 11/01/2026 6,000 6,031
Williams Cos Inc/The
4.63%, 06/30/2030 8,750 8,740
$ 92,394
REITs - 2 .71%
American Homes 4 Rent LP
4.95%, 06/15/2030 5,998 6,034
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,227
5.49%, 03/15/2053
(d)
11,585 11,704
Omega Healthcare Investors Inc
5.20%, 07/01/2030 6,000 6,046
Public Storage Operating Co
4.33%, 04/16/2027 9,550 9,567
Secured Overnight Financing Rate + 0.70%
4.38%, 07/01/2030 9,250 9,251
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 19,132
2.33%, 07/15/2052
(d)
2,800 2,700
Store Capital LLC
4.95%, 02/11/2031
(d)
8,800 8,737
Welltower OP LLC
4.50%, 07/01/2030 12,000 12,000
$ 91,398
Semiconductors - 1 .50%
Advanced Micro Devices Inc
4.21%, 09/24/2026 6,300 6,306
4.32%, 03/24/2028 6,300 6,329
Broadcom Inc
4.60%, 07/15/2030 9,500 9,542
5.05%, 07/12/2029 7,400 7,544
Intel Corp
4.65%, 06/01/2031 3,300 3,287
Marvell Technology Inc
4.75%, 07/15/2030 9,500 9,543
Texas Instruments Inc
4.60%, 02/08/2029 8,000 8,098
$ 50,649
Software - 1 .99%
Fidelity National Information Services Inc
4.55%, 03/10/2029 9,000 8,965
4.80%, 03/10/2031 7,000 6,962

Schedule of Investments
Short-Term Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
4.20%, 09/27/2029 $ 9,300 $ 9,041
4.80%, 08/03/2028 9,400 9,387
4.95%, 02/04/2031 9,500 9,293
Roper Technologies Inc
4.50%, 10/15/2029 7,400 7,363
Take-Two Interactive Software Inc
4.95%, 03/28/2028 8,700 8,765
5.40%, 06/12/2029 7,400 7,549
$ 67,325
Student Loan Asset Backed Securities - 4 .22%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
1,375 1,319
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
1,734 1,686
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
3,558 3,279
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
1,478 1,336
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
6,884 5,973
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
2,124 1,864
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
4,410 4,126
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
3,265 3,279
Navient Education Loan Trust 2025-A
5.02%, 07/15/2055
(d)
4,023 4,039
Navient Education Loan Trust 2026-A
4.86%, 09/15/2056
(d),(h)
6,700 6,674
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
93 92
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
1,474 1,438
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
2,216 2,115
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
1,447 1,367
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
1,617 1,518
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
2,049 1,947
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
2,283 2,089
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
5,190 4,729
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
4,987 4,542
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
7,479 6,685
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
3,280 2,918
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
3,082 2,813
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
1,785 1,819
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
6,656 6,746
Navient Refinance Loan Trust 2025-B
4.72%, 09/15/2055
(d)
10,610 10,515
Navient Refinance Loan Trust 2026-A
4.50%, 01/18/2056
(d)
7,723 7,612
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
9,941 9,479
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
3,509 3,307
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
$ 4,776 $ 4,558
SLM Private Credit Student Loan Trust 2004-A
4.34%, 06/15/2033 79 78
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
4.23%, 06/15/2039 7,418 7,275
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.14%, 12/15/2039 4,192 4,112
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
4,400 4,024
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
6,035 5,705
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
5,978 5,672
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
5,762 5,696
$ 142,426
Telecommunications - 1 .23%
AT&T Inc
4.70%, 08/15/2030 9,000 9,063
Cisco Systems Inc
4.75%, 02/24/2030 9,400 9,549
4.85%, 02/26/2029 8,000 8,132
Crown Castle Towers LLC
4.24%, 07/15/2048
(d)
1,650 1,639
NTT Finance Corp
4.62%, 07/16/2028
(d)
9,300 9,336
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(d)
3,800 3,806
$ 41,525
Transportation - 0 .32%
Ryder System Inc
1.75%, 09/01/2026 11,000 10,910
TOTAL BONDS $ 3,019,238
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9 .38%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.17%, 09/01/2035 $ 8 $ 8
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
5.86%, 02/01/2037 14 14
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.92%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
6.00%, 01/01/2035 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.01%, 07/01/2034 1 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.02%, 12/01/2032 5 5
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.14%, 07/01/2034 10 10
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.56%

Schedule of Investments
Short-Term Income Fund
April 30, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
6.26%, 02/01/2035 $ 1 $ 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
6.37%, 08/01/2034 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
6.42%, 10/01/2035 29 30
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
$ 74
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 1 1
U.S. Treasury - 9 .38%
3.25%, 06/30/2029 114,100 111,827
3.88%, 07/31/2027 10,000 10,003
3.88%, 03/31/2028 45,000 44,990
4.00%, 01/15/2027 97,600 97,783
4.50%, 07/15/2026 52,200 52,284
$ 316,887
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 316,970
Total Investments $ 3,401,080
Other Assets and Liabilities -  (0.69)% (23,296)
TOTAL NET ASSETS - 100.00% $ 3,377,784
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,461 or
0.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,463,638 or 43.33% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,311 or 0.13% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 179,090 $ 889,695 $ 1,004,204 $ 64,581
$ 179,090 $ 889,695 $ 1,004,204 $ 64,581
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 2,002 $ — $ — $ —
$ 2,002 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Treasury Note; June 2026 Long 330 $ 68,351 $ (114)
US 5 Year Treasury  Note; June 2026 Short 537 57,908 907
Total $ 793
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .60 % Shares Held Value (000's)
Money Market Funds - 1 .60%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
1,698,958 $ 1,699
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
32,000,413 32,000
$ 33,699
TOTAL INVESTMENT COMPANIES $ 33,699
COMMON STOCKS - 98 .38 % Shares Held Value (000's)
Aerospace & Defense - 2 .70%
AAR Corp
(d)
185,200 $ 20,441
Aevex Corp
(d),(e)
647,535 19,588
Kratos Defense & Security Solutions Inc
(d)
265,300 16,727
$ 56,756
Agriculture - 1 .54%
Darling Ingredients Inc
(d)
338,900 21,768
Vital Farms Inc
(d)
772,600 10,546
$ 32,314
Banks - 9 .73%
Ameris Bancorp 276,200 23,546
First Horizon Corp 1,158,300 28,911
FNB Corp/PA 1,288,996 23,008
Independent Bank Corp/MI 129,200 4,291
Old National Bancorp/IN 1,491,100 35,742
Renasant Corp 738,800 29,471
UMB Financial Corp 250,600 31,618
Wintrust Financial Corp 184,200 27,735
$ 204,322
Biotechnology - 8 .87%
Alumis Inc
(d)
421,500 10,407
Avalo Therapeutics Inc
(d),(e)
224,700 3,011
Axsome Therapeutics Inc
(d)
138,600 28,794
Bicycle Therapeutics PLC ADR
(d)
516,100 2,436
Bridgebio Pharma Inc
(d)
448,200 31,871
Cytokinetics Inc
(d)
349,900 22,383
Denali Therapeutics Inc
(d)
585,400 10,959
Immunocore Holdings PLC ADR
(d)
227,200 6,341
Immunome Inc
(d)
550,700 12,633
Insmed Inc
(d)
279,900 38,159
Structure Therapeutics Inc ADR
(d)
299,400 12,410
Viking Therapeutics Inc
(d)
218,300 6,807
$ 186,211
Building Materials - 2 .41%
Louisiana-Pacific Corp 123,300 8,901
Modine Manufacturing Co
(d)
163,600 41,658
$ 50,559
Chemicals - 1 .80%
Ingevity Corp
(d)
223,100 16,998
Perimeter Solutions Inc
(d)
687,000 20,816
$ 37,814
Commercial Services - 2 .99%
BOYD GROUP INC 92,300 11,425
Huron Consulting Group Inc
(d)
174,600 22,814
Stride Inc
(d)
294,200 28,584
$ 62,823
Computers - 1 .43%
Netskope Inc
(d)
1,025,800 10,217
Parsons Corp
(d)
98,400 4,960
Varonis Systems Inc
(d)
563,100 14,810
$ 29,987
Distribution & Wholesale - 1 .22%
WESCO International Inc 73,400 25,625
Diversified Financial Services - 4 .09%
Hamilton Lane Inc 159,200 14,645
Jefferson Capital Inc 629,500 13,056
Lazard Inc 491,900 23,857
OneMain Holdings Inc 203,300 11,948
Stifel Financial Corp 283,400 22,334
$ 85,840
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .87%
Algonquin Power & Utilities Corp 2,917,600 $ 18,323
Electrical Components & Equipment - 1 .73%
EnerSys 170,207 36,298
Electronics - 3 .82%
Advanced Energy Industries Inc 125,100 48,027
Arxis Inc
(d),(e)
128,600 4,501
TD SYNNEX Corp 120,977 27,605
$ 80,133
Engineering & Construction - 4 .68%
Cardinal Infrastructure Group Inc
(d)
226,300 12,001
Dycom Industries Inc
(d)
71,800 29,732
MYR Group Inc
(d)
72,500 29,349
Tutor Perini Corp 293,900 27,309
$ 98,391
Entertainment - 0 .80%
TKO Group Holdings Inc 90,300 16,804
Environmental Control - 0 .54%
Montrose Environmental Group Inc
(d)
533,800 11,237
Food - 0 .68%
Performance Food Group Co
(d)
158,118 14,319
Gas - 1 .67%
Southwest Gas Holdings Inc 372,700 35,052
Healthcare - Products - 2 .58%
Adaptive Biotechnologies Corp
(d)
852,660 12,022
Castle Biosciences Inc
(d)
708,238 17,345
Natera Inc
(d)
120,400 24,822
$ 54,189
Healthcare - Services - 3 .01%
Addus HomeCare Corp
(d)
131,600 12,751
LifeStance Health Group Inc
(d)
1,134,800 8,590
Lumexa Imaging Holdings Inc
(d)
279,360 2,673
Privia Health Group Inc
(d)
842,939 20,947
RadNet Inc
(d)
324,700 18,362
$ 63,323
Home Builders - 1 .21%
Taylor Morrison Home Corp
(d)
418,900 25,444
Insurance - 2 .61%
CNO Financial Group Inc 429,566 19,094
Essent Group Ltd 225,500 13,647
Lincoln National Corp 585,100 22,123
$ 54,864
Internet - 0 .61%
Lyft Inc
(d)
900,600 12,744
Investment Companies - 0 .72%
Riot Platforms Inc
(d)
880,800 15,185
Iron & Steel - 0 .83%
Commercial Metals Co 253,800 17,502
Leisure Products & Services - 2 .51%
Callaway Golf Co
(d)
1,270,200 19,434
Life Time Group Holdings Inc
(d)
823,500 22,078
Lindblad Expeditions Holdings Inc
(d)
608,600 11,277
$ 52,789
Machinery - Construction & Mining - 1 .61%
Bloom Energy Corp
(d)
45,800 12,978
Forgent Power Solutions Inc
(d)
554,300 20,853
$ 33,831
Machinery - Diversified - 1 .08%
Mueller Water Products Inc - Class A 812,900 22,672
Mining - 1 .16%
MP Materials Corp
(d)
167,300 11,048
Novagold Resources Inc
(d)
1,643,648 13,248
$ 24,296
Miscellaneous Manufacturers - 1 .45%
Fabrinet
(d)
44,651 30,518

Schedule of Investments
SmallCap Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .53%
Chord Energy Corp 100,100 $ 14,574
Gulfport Energy Corp
(d)
129,500 24,934
Patterson-UTI Energy Inc 2,839,030 34,693
$ 74,201
Oil & Gas Services - 2 .41%
Helix Energy Solutions Group Inc
(d)
1,589,900 16,455
Solaris Energy Infrastructure Inc 464,000 34,262
$ 50,717
Pharmaceuticals - 2 .16%
Abivax SA ADR
(d)
97,900 11,491
AdaptHealth Corp
(d)
865,200 11,343
BellRing Brands Inc
(d)
389,200 6,928
Collegium Pharmaceutical Inc
(d)
460,700 15,539
$ 45,301
Pipelines - 0 .72%
Kinetik Holdings Inc
(e)
297,500 15,036
REITs - 4 .86%
American Healthcare REIT Inc 318,000 16,148
American Homes 4 Rent 505,100 16,082
Cousins Properties Inc 672,000 17,210
InvenTrust Properties Corp 513,600 16,497
Rexford Industrial Realty Inc 466,300 16,736
Sabra Health Care REIT Inc 935,100 19,319
$ 101,992
Retail - 3 .16%
BJ's Wholesale Club Holdings Inc
(d)
151,800 14,252
Boot Barn Holdings Inc
(d)
133,500 22,889
Cava Group Inc
(d)
120,300 11,237
Yesway Inc
(d)
700,800 18,025
$ 66,403
Semiconductors - 4 .30%
Allegro MicroSystems Inc
(d)
714,300 34,643
Entegris Inc 107,440 15,190
SiTime Corp
(d)
72,100 40,531
$ 90,364
Software - 3 .38%
Agilysys Inc
(d)
142,700 9,141
DigitalOcean Holdings Inc
(d)
203,900 19,662
JFrog Ltd
(d)
480,600 22,319
ServiceTitan Inc
(d)
157,100 9,341
Sophia Genetics SA
(d)
629,300 3,285
Via Transportation Inc
(d)
475,452 7,232
$ 70,980
Telecommunications - 1 .95%
Credo Technology Group Holding Ltd
(d)
235,795 41,031
Transportation - 0 .96%
ArcBest Corp 157,300 20,067
TOTAL COMMON STOCKS $ 2,066,257
Total Investments $ 2,099,956
Other Assets and Liabilities -  0.02% 371
TOTAL NET ASSETS - 100.00% $ 2,100,327
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $26,679 or
1.27% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $26,220 or 1.25% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 52,827 $ 627,470 $ 648,297 $ 32,000
$ 52,827 $ 627,470 $ 648,297 $ 32,000
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 395 $ — $ — $ —
$ 395 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .10 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .10%
iShares Russell 2000 Growth ETF
(a)
6,600 $ 2,375
Money Market Funds - 4 .00%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(b),(c)
1,801,407 1,801
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(b),(c),(d)
91,887,631 91,888
$ 93,689
TOTAL INVESTMENT COMPANIES $ 96,064
COMMON STOCKS - 97 .44 % Shares Held Value (000's)
Advertising - 0 .00%
Arena Group Holdings Inc/The
(a),(e)
1,321 $ 3
Boston Omaha Corp
(a),(e)
83 1
Stagwell Inc
(e)
6,857 43
TechTarget Inc
(e)
186 1
$ 48
Aerospace & Defense - 4 .62%
AAR Corp
(e)
115,517 12,750
AeroVironment Inc
(e)
45,924 8,956
Aevex Corp
(e)
331,806 10,037
AIRO Group Holdings Inc
(a),(e)
1,200 9
Amprius Technologies Inc
(e)
7,247 153
Archer Aviation Inc
(e)
38,441 221
Astronics Corp
(e)
111,269 7,945
ATI Inc
(e)
31,435 4,887
Beta Technologies Inc
(e)
1,319 21
Curtiss-Wright Corp 12,721 9,162
Eve Holding Inc
(e)
7,193 21
Firefly Aerospace Inc
(a),(e)
931 32
Intuitive Machines Inc
(e)
429 11
Joby Aviation Inc
(a),(e)
37,006 340
Karman Holdings Inc
(e)
72,036 4,897
Kratos Defense & Security Solutions Inc
(e)
371,182 23,404
Mercury Systems Inc
(e)
145,655 11,493
Moog Inc 1,776 535
Red Cat Holdings Inc
(a),(e)
6,515 76
Redwire Corp
(e)
6,672 61
StandardAero Inc
(e)
396,234 9,850
Voyager Technologies Inc
(e)
131,615 3,476
York Space Systems Inc
(a),(e)
704 23
$ 108,360
Agriculture - 0 .01%
Ispire Technology Inc
(e)
1,929 2
Turning Point Brands Inc 1,000 81
Vital Farms Inc
(e)
2,183 30
$ 113
Airlines - 0 .27%
Allegiant Travel Co
(e)
84,531 6,394
flyExclusive Inc
(e)
256 1
Frontier Group Holdings Inc
(e)
3,166 11
Sun Country Airlines Holdings Inc
(e)
1,864 29
$ 6,435
Apparel - 0 .02%
Ermenegildo Zegna NV 3,936 48
Kontoor Brands Inc 2,789 205
Steven Madden Ltd 480 18
Wolverine World Wide Inc 5,127 87
$ 358
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
1,992 128
Automobile Parts & Equipment - 0 .15%
Aeva Technologies Inc
(e)
2,493 40
Dorman Products Inc
(e)
1,741 196
Douglas Dynamics Inc 1,220 56
Fox Factory Holding Corp
(e)
792 14
indie Semiconductor Inc
(a),(e)
5,648 26
Microvast Holdings Inc
(e)
9,517 18
Solid Power Inc
(e)
1,400 5
Visteon Corp 27,794 3,105
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
XPEL Inc
(e)
1,582 $ 75
$ 3,535
Banks - 2 .72%
Amerant Bancorp Inc 942 22
Arrow Financial Corp 61 2
Avidbank Holdings Inc
(e)
20 1
BancFirst Corp 1,205 135
Bancorp Inc/The
(e)
119,000 7,120
Bank First Corp 112 16
Bank of Hawaii Corp 1,890 150
Bank7 Corp 24 1
Bankwell Financial Group Inc 113 6
Bridgewater Bancshares Inc
(e)
740 13
California BanCorp 345 6
Capital Bancorp Inc 193 6
Carter Bankshares Inc 297 8
Citizens Financial Services Inc 23 1
City Holding Co 559 69
Coastal Financial Corp/WA
(e)
55,645 4,208
CoastalSouth Bancshares Inc 55 1
Commercial Bancgroup Inc 47 1
Community Financial System Inc 723 46
Community West Bancshares 228 5
ConnectOne Bancorp Inc 790 23
Customers Bancorp Inc
(e)
84,443 6,440
Dime Community Bancshares Inc 540 19
Eagle Bancorp Inc 377 10
Eagle Financial Services Inc 17 1
Esquire Financial Holdings Inc 442 46
Finwise Bancorp
(e)
420 7
First BanCorp/Puerto Rico 5,341 130
First Business Financial Services Inc 33 2
First Community Corp/SC 180 5
First Financial Bankshares Inc 8,476 274
First Financial Corp 107 7
First Internet Bancorp 282 6
First Merchants Corp 246 10
First National Corp/VA 31 1
Five Star Bancorp 634 26
GBank Financial Holdings Inc
(e)
43,342 1,276
Glacier Bancorp Inc 1,596 78
Hanover Bancorp Inc
(a)
19 —
Hope Bancorp Inc 470 6
International Bancshares Corp 360 26
Lakeland Financial Corp 863 52
Live Oak Bancshares Inc 947 36
MainStreet Bancshares Inc 26 1
Meridian Corp 115 2
Metrocity Bankshares Inc 836 27
Metropolitan Bank Holding Corp 161 14
NBT Bancorp Inc 244 11
Nicolet Bankshares Inc 221 32
Northeast Bank 266 33
Northrim BanCorp Inc 760 19
Norwood Financial Corp
(a)
40 1
Old National Bancorp/IN 2,598 62
OP Bancorp 74 1
Orange County Bancorp Inc
(a)
254 9
Origin Bancorp Inc 135 6
Pathward Financial Inc 1,394 121
Patriot National Bancorp Inc
(e)
5,142 6
PCB Bancorp 102 2
Peapack-Gladstone Financial Corp 498 21
Peoples Financial Services Corp 49 3
Princeton Bancorp Inc 44 2
Prosperity Bancshares Inc 249,529 17,380
Richmond Mutual BanCorp Inc 54 1
Seacoast Banking Corp of Florida 165,806 5,218
ServisFirst Bancshares Inc 3,234 258

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Shore Bancshares Inc 372 $ 7
SmartFinancial Inc 188 8
Stock Yards Bancorp Inc 1,555 113
Texas Capital Bancshares Inc 379 38
Triumph Financial Inc
(e)
632 43
UMB Financial Corp 65,581 8,274
Union Bankshares Inc/Morrisville VT
(a)
256 6
Unity Bancorp Inc 259 14
Valley National Bancorp 7,537 102
WesBanco Inc 91,282 3,138
West BanCorp Inc 232 6
Western Alliance Bancorp 103,851 8,468
$ 63,745
Beverages - 0 .01%
BRC Inc
(a),(e)
6,938 7
National Beverage Corp
(e)
1,505 52
Vita Coco Co Inc/The
(e)
2,983 197
Westrock Coffee Co
(a),(e)
2,705 16
Zevia PBC
(e)
4,168 5
$ 277
Biotechnology - 7 .41%
Aardvark Therapeutics Inc
(a),(e)
731 4
Abeona Therapeutics Inc
(a),(e)
2,925 16
Absci Corp
(a),(e)
6,818 34
ACADIA Pharmaceuticals Inc
(e)
7,937 178
ADC Therapeutics SA
(e)
6,456 24
ADMA Biologics Inc
(e)
14,621 150
Aktis Oncology Inc
(e)
728 14
Aldeyra Therapeutics Inc
(e)
3,968 6
Alector Inc
(e)
635 2
Alpha Teknova Inc
(a),(e)
533 2
Altimmune Inc
(e)
8,267 21
AnaptysBio Inc
(e)
1,144 75
Anavex Life Sciences Corp
(e)
5,889 20
ANI Pharmaceuticals Inc
(e)
1,164 92
Apogee Therapeutics Inc
(e)
74,739 6,196
Arbutus Biopharma Corp
(e)
9,130 38
Arcturus Therapeutics Holdings Inc
(a),(e)
731 6
Arcus Biosciences Inc
(e)
3,869 99
Arcutis Biotherapeutics Inc
(e)
6,925 161
Ardelyx Inc
(e)
15,247 97
ArriVent Biopharma Inc
(e)
2,004 62
Arrowhead Pharmaceuticals Inc
(e)
8,556 629
ARS Pharmaceuticals Inc
(a),(e)
3,742 31
Atlantic International Corp
(a),(e)
429 1
Aura Biosciences Inc
(e)
1,065 8
Aurinia Pharmaceuticals Inc
(e)
7,576 117
Axsome Therapeutics Inc
(e)
28,823 5,988
Beam Therapeutics Inc
(e)
6,010 182
Benitec Biopharma Inc
(a),(e)
1,306 16
Bicara Therapeutics Inc
(e)
145 3
BioCryst Pharmaceuticals Inc
(e)
12,781 117
Biohaven Ltd
(e)
7,398 71
Blueprint Medicines Corp - Contingent Value
Rights
(e),(f)
65,056 —
Bridgebio Pharma Inc
(e)
267,739 19,039
Bright Minds Biosciences Inc
(e)
410 36
Capricor Therapeutics Inc
(e)
2,721 91
Cardiff Oncology Inc
(e)
2,986 5
Cartesian Therapeutics Inc
(e)
84 1
Celcuity Inc
(e)
54,346 6,595
CG oncology Inc
(e)
93,016 6,207
Cogent Biosciences Inc
(e)
428,834 15,348
Compass Therapeutics Inc
(e)
4,342 8
Crinetics Pharmaceuticals Inc
(e)
6,151 239
Cytokinetics Inc
(e)
131,757 8,428
Definium Therapeutics Inc
(e)
1,911 42
Denali Therapeutics Inc
(e)
199,188 3,729
DiaMedica Therapeutics Inc
(e)
2,547 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Dianthus Therapeutics Inc
(e)
74,897 $ 6,576
Disc Medicine Inc
(e)
1,707 113
Dyne Therapeutics Inc
(e)
2,661 47
Edgewise Therapeutics Inc
(e)
138,615 4,291
Eikon Therapeutics Inc
(a),(e)
138,867 1,335
Eledon Pharmaceuticals Inc
(e)
260 1
Erasca Inc
(e)
190,775 2,032
Esperion Therapeutics Inc
(e)
5,940 12
Evolus Inc
(e)
4,323 23
Evommune Inc
(e)
449 11
First Tracks Biotherapeutics Inc
(e)
1,223 28
Forafric Global PLC
(e)
300 3
Geron Corp
(e)
34,418 53
Gossamer Bio Inc
(e)
17,586 6
Greenwich Lifesciences Inc
(a),(e)
471 11
Halozyme Therapeutics Inc
(e)
53,231 3,389
Humacyte Inc
(e)
1,536 1
ImmunityBio Inc
(a),(e)
15,349 109
Immunome Inc
(e)
6,420 147
Immunovant Inc
(e)
5,120 139
Inmune Bio Inc
(e)
1,530 2
Innoviva Inc
(e)
4,130 95
Janux Therapeutics Inc
(e)
1,036 15
Krystal Biotech Inc
(e)
1,564 410
Kymera Therapeutics Inc
(e)
68,052 5,517
LB Pharmaceuticals Inc
(a),(e)
760 24
LENZ Therapeutics Inc
(a),(e)
1,343 12
Ligand Pharmaceuticals Inc
(e)
136 31
Liquidia Corp
(e)
4,100 161
MapLight Therapeutics Inc
(e)
686 22
Maze Therapeutics Inc
(e)
109 3
MeiraGTx Holdings plc
(e)
2,121 20
Mineralys Therapeutics Inc
(e)
120,917 3,223
Monopar Therapeutics Inc
(a),(e)
319 17
Nektar Therapeutics
(e)
90,281 7,677
NeoGenomics Inc
(e)
922 9
Newamsterdam Pharma Co NV
(e)
87,095 2,487
Niagen Bioscience Inc
(e)
3,562 17
Novavax Inc
(e)
7,856 62
Nuvalent Inc
(e)
59,890 6,006
Nuvation Bio Inc
(e)
1,662 7
Omeros Corp
(e)
3,733 54
Organogenesis Holdings Inc
(e)
5,124 12
Palvella Therapeutics Inc
(e)
71,816 9,215
Phathom Pharmaceuticals Inc
(e)
1,016 11
Praxis Precision Medicines Inc
(e)
124 40
Precigen Inc
(e)
10,733 45
Protalix BioTherapeutics Inc
(e)
5,418 12
Prothena Corp PLC
(e)
257 3
PTC Therapeutics Inc
(e)
4,035 263
Rapport Therapeutics Inc
(e)
86,494 2,866
Recursion Pharmaceuticals Inc
(a),(e)
28,907 100
Relay Therapeutics Inc
(e)
160,328 2,078
Rezolute Inc
(e)
4,206 13
Rigel Pharmaceuticals Inc
(e)
1,092 32
Rocket Pharmaceuticals Inc
(e)
677 2
Sana Biotechnology Inc
(e)
1,902 6
Savara Inc
(e)
927,791 4,861
Scholar Rock Holding Corp
(e)
5,039 235
Sionna Therapeutics Inc
(e)
984 38
Soleno Therapeutics Inc
(e)
3,153 167
Stoke Therapeutics Inc
(e)
3,063 100
Structure Therapeutics Inc ADR
(e)
48,498 2,010
Syndax Pharmaceuticals Inc
(e)
5,054 108
Tarsus Pharmaceuticals Inc
(e)
2,476 157
Taysha Gene Therapies Inc
(e)
13,977 89
Tectonic Therapeutic Inc
(a),(e)
93 3
Tevogen Bio Holdings Inc
(a),(e)
16 —
TG Therapeutics Inc
(e)
9,148 309

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Theravance Biopharma Inc
(e)
1,908 $ 32
Travere Therapeutics Inc
(e)
378,615 15,947
TriSalus Life Sciences Inc
(a),(e)
727 3
Tvardi Therapeutics Inc
(e)
29 —
UroGen Pharma Ltd
(e)
2,062 49
Vera Therapeutics Inc
(e)
107,113 3,814
Veracyte Inc
(e)
4,922 162
Verastem Inc
(e)
2,529 14
Vericel Corp
(e)
3,191 111
Viridian Therapeutics Inc
(e)
148,703 2,004
WaVe Life Sciences Ltd
(e)
312,518 2,206
Xenon Pharmaceuticals Inc
(e)
106,150 5,948
XOMA Royalty Corp
(e)
503 21
Zenas Biopharma Inc
(a),(e)
112,770 2,179
Zevra Therapeutics Inc
(a),(e)
3,497 36
Zymeworks Inc
(e)
3,155 87
$ 173,829
Building Materials - 4 .09%
AAON Inc 95,078 8,872
Eagle Materials Inc 34,937 7,341
Griffon Corp 2,397 219
James Hardie Industries PLC
(e)
141,399 2,968
Knife River Corp
(e)
27,147 2,512
LSI Industries Inc 1,332 33
Modine Manufacturing Co
(e)
151,206 38,502
Simpson Manufacturing Co Inc 46,282 8,827
Smith-Midland Corp
(e)
205 7
SPX Technologies Inc
(e)
121,586 26,616
Tecnoglass Inc 1,693 73
Titan America SA
(e)
1,533 25
UFP Industries Inc 205 18
$ 96,013
Chemicals - 0 .96%
Balchem Corp 2,072 335
Cabot Corp 3,057 235
Calumet Inc
(e)
598 20
Chemours Co/The 9,491 256
Codexis Inc
(e)
4,903 14
Element Solutions Inc 242,148 10,313
Hawkins Inc 1,229 206
HB Fuller Co 126,203 7,638
Ingevity Corp
(e)
2,245 171
Innospec Inc 96 7
Oil-Dri Corp of America 466 34
Sensient Technologies Corp 27,924 3,173
$ 22,402
Coal - 0 .01%
Alpha Metallurgical Resources Inc
(e)
214 40
Core Natural Resources Inc 1,110 100
Hallador Energy Co
(e)
1,961 30
Ramaco Resources Inc - A Shares
(e)
2,610 39
$ 209
Commercial Services - 2 .71%
AirSculpt Technologies Inc
(a),(e)
644 2
Alarm.com Holdings Inc
(e)
3,014 134
Alta Equipment Group Inc 250 2
American Public Education Inc
(e)
1,013 59
Andersen Group Inc
(a),(e)
342,926 12,133
Arlo Technologies Inc
(e)
484,307 6,804
Barrett Business Services Inc 1,563 49
Bright Horizons Family Solutions Inc
(e)
85,257 6,915
Brink's Co/The 2,631 281
Cadiz Inc
(e)
3,761 16
Carriage Services Inc 877 43
Cass Information Systems Inc 643 30
CBIZ Inc
(e)
3,126 95
Chaince Digital Holdings Inc
(a),(e)
144 1
Cimpress PLC
(e)
244 22
CoreCivic Inc
(e)
1,074 22
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Coursera Inc
(e)
9,051 $ 54
Covista Inc
(e)
2,152 248
CPI Card Group Inc
(e)
634 11
CRA International Inc 398 63
Distribution Solutions Group Inc
(a),(e)
666 18
Driven Brands Holdings Inc
(e)
3,790 51
Emerald Holding Inc 1,046 5
European Wax Center Inc
(e)
2,057 12
EVERTEC Inc 4,088 121
First Advantage Corp
(e)
336,529 4,294
Flywire Corp
(e)
6,757 91
Franklin Covey Co
(e)
571 12
FTAI Infrastructure Inc 7,014 43
FTI Consulting Inc
(e)
89,661 16,076
GEO Group Inc/The
(e)
8,394 155
GPGI Inc
(a)
10,031 155
Hackett Group Inc/The 1,528 20
Healthcare Services Group Inc
(e)
2,003 43
Herc Holdings Inc 38,409 4,875
Hertz Global Holdings Inc
(a),(e)
7,521 48
HireQuest Inc 96 1
Huron Consulting Group Inc
(e)
1,073 140
Information Services Group Inc 1,294 5
Insperity Inc 2,271 81
John Wiley & Sons Inc 2,361 97
Kforce Inc 927 42
KinderCare Learning Cos Inc
(a),(e)
2,367 9
Korn Ferry 1,506 100
Laureate Education Inc
(e)
2,790 84
Legalzoom.com Inc
(e)
7,851 51
Legence Corp
(e)
1,826 159
Lifecore Biomedical Inc
(e)
1,512 8
Lincoln Educational Services Corp
(e)
1,861 77
Marqeta Inc
(e)
10,394 45
Mister Car Wash Inc
(e)
1,151,480 8,152
NRC Health 892 15
Payoneer Global Inc
(e)
17,643 88
Priority Technology Holdings Inc
(e)
2,060 11
Progyny Inc
(e)
4,776 89
Public Policy Holding Co Inc 170 2
Quad/Graphics Inc 1,525 11
RCM Technologies Inc
(e)
369 12
Remitly Global Inc
(e)
10,786 236
Sezzle Inc
(e)
917 73
SoundThinking Inc
(e)
717 5
Spire Global Inc
(a),(e)
1,847 33
StoneCo Ltd 15,850 174
Stride Inc
(e)
2,642 257
TIC Solutions Inc
(e)
2,989 27
Transcat Inc
(e)
288 22
TriNet Group Inc 1,883 86
Udemy Inc
(e)
5,964 28
Universal Technical Institute Inc
(e)
2,986 112
Upbound Group Inc 1,150 23
USCB Financial Holdings Inc 304 5
Verra Mobility Corp
(e)
10,067 149
Willdan Group Inc
(e)
592 45
$ 63,557
Computers - 1 .19%
Cantaloupe Inc
(e)
3,528 39
CSP Inc
(a)
608 6
Diebold Nixdorf Inc
(e)
1,409 108
D-Wave Quantum Inc
(e)
159,040 3,225
Figure Technology Solutions Inc
(e)
156,179 5,482
Grid Dynamics Holdings Inc
(e)
3,642 21
Insight Enterprises Inc
(e)
603 44
Maximus Inc 3,420 224
Mitek Systems Inc
(e)
675 9
NCR Atleos Corp
(e)
4,603 204

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
NextNav Inc
(e)
6,002 $ 111
OneSpan Inc 462 5
PAR Technology Corp
(e)
1,574 21
Parsons Corp
(e)
98,584 4,970
Pitney Bowes Inc 3,760 58
Qualys Inc
(e)
2,277 198
Rapid7 Inc
(e)
4,115 24
Rigetti Computing Inc
(e)
20,627 360
Rimini Street Inc
(e)
413 1
Rubrik Inc
(e)
126,707 6,738
Tenable Holdings Inc
(e)
7,470 156
Unisys Corp
(e)
3,989 10
V2X Inc
(e)
154 11
Varonis Systems Inc
(e)
218,557 5,749
Vuzix Corp
(e)
4,777 14
$ 27,788
Consumer Products - 0 .01%
WD-40 Co 856 180
Cosmetics & Personal Care - 0 .01%
Honest Co Inc/The
(a),(e)
3,191 11
Interparfums Inc 1,155 105
Prestige Consumer Healthcare Inc
(e)
522 30
SkinHealth Systems Inc
(a),(e)
7,276 6
Solesence Inc
(e)
927 1
$ 153
Distribution & Wholesale - 1 .18%
Global Industrial Co 908 30
OPENLANE Inc
(e)
273,215 8,590
Rush Enterprises Inc - Class A 2,060 153
Rush Enterprises Inc - Class B 311 23
SiteOne Landscape Supply Inc
(e)
42,780 5,392
ThredUp Inc
(e)
6,325 27
VSE Corp 78,570 13,489
$ 27,704
Diversified Financial Services - 3 .16%
Acadian Asset Management Inc 1,682 113
Artisan Partners Asset Management Inc 2,167 81
Atlanticus Holdings Corp
(e)
18 1
Bakkt Inc
(a),(e)
275 2
BGC Group Inc 22,893 257
Burford Capital Ltd 8,151 40
Cohen & Steers Inc 1,581 111
Columbia Financial Inc
(e)
125 2
Dave Inc
(e)
650 177
DigitalBridge Group Inc 249,403 3,881
Enova International Inc
(e)
6,608 1,120
Federal Agricultural Mortgage Corp 530 92
First Western Financial Inc
(e)
219 6
Fold Holdings Inc
(e)
195 —
GCM Grosvenor Inc 3,434 38
Houlihan Lokey Inc 17,867 2,765
International Money Express Inc
(e)
1,765 28
Jefferson Capital Inc 583 12
LendingClub Corp
(e)
299,263 5,108
LendingTree Inc
(e)
82,024 4,068
Marex Group PLC 227,535 12,139
Miami International Holdings Inc
(e)
796 37
Moelis & Co 139,778 9,102
NerdWallet Inc
(e)
2,503 27
OppFi Inc
(e)
2,003 19
Pagseguro Digital Ltd 7,081 71
Paysign Inc
(e)
2,611 17
Perella Weinberg Partners 254,897 5,796
Piper Sandler Cos 219,898 19,176
PJT Partners Inc 1,449 221
Regional Management Corp 81 3
Resolute Holdings Management Inc
(e)
125 17
Siebert Financial Corp
(e)
104 —
StepStone Group Inc 4,383 232
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Stifel Financial Corp 103,699 $ 8,173
StoneX Group Inc
(e)
4,646 493
Strive Inc
(a),(e)
699 11
Upstart Holdings Inc
(e)
5,422 171
Victory Capital Holdings Inc 2,822 222
Vroom Inc
(e)
9 —
Wealthfront Corp
(e)
1,596 17
Webull Corp
(e)
2,669 18
WisdomTree Inc 7,809 133
$ 73,997
Electric - 0 .28%
Genie Energy Ltd 105 1
MGE Energy Inc 1,199 96
Oklo Inc
(e)
1,775 129
Otter Tail Corp 199 18
Talen Energy Corp
(e)
16,722 6,228
$ 6,472
Electrical Components & Equipment - 2 .90%
American Superconductor Corp
(e)
177,759 9,517
AZZ Inc 1,874 268
Belden Inc 2,473 278
Energizer Holdings Inc 3,111 61
EnerSys 125 27
Generac Holdings Inc
(e)
41,507 10,760
Graham Corp
(e)
630 60
Insteel Industries Inc 689 18
Littelfuse Inc 18,715 7,564
nLight Inc
(e)
320,363 22,377
Novanta Inc
(e)
62,921 8,150
Powell Industries Inc 1,809 502
Universal Display Corp 97,658 8,505
$ 68,087
Electronics - 5 .54%
Advanced Energy Industries Inc 46,417 17,820
Allient Inc 61 5
Applied Optoelectronics Inc
(e)
97,842 16,082
Atmus Filtration Technologies Inc 4,675 296
Badger Meter Inc 1,872 226
CTS Corp 310 18
Enovix Corp
(a),(e)
12,152 81
ESCO Technologies Inc 83,637 27,094
Evolv Technologies Holdings Inc
(e)
1,057,700 7,615
Itron Inc
(e)
1,364 114
Knowles Corp
(e)
439 14
Kopin Corp
(e)
10,792 48
KULR Technology Group Inc
(a),(e)
2,963 8
Mesa Laboratories Inc 310 31
MicroVision Inc
(e)
14,296 9
Mirion Technologies Inc
(e)
356,078 7,033
M-Tron Industries Inc
(e)
222 15
Napco Security Technologies Inc 2,178 102
Neonode Inc
(e)
871 1
NVE Corp 306 25
OSI Systems Inc
(e)
990 284
Plexus Corp
(e)
68,591 17,188
Sanmina Corp
(e)
1,508 328
SKYX Platforms Corp
(e)
7,347 8
TTM Technologies Inc
(e)
205,709 32,548
Turtle Beach Corp
(e)
803 9
Vicor Corp
(e)
1,450 390
Woodward Inc 6,725 2,441
$ 129,833
Energy - Alternate Sources - 0 .69%
Array Technologies Inc
(e)
2,468 19
ASP Isotopes Inc
(a),(e)
7,148 38
Eos Energy Enterprises Inc
(e)
19,597 131
Fluence Energy Inc
(e)
3,627 44
Montauk Renewables Inc
(e)
1,021 1
Nextpower Inc
(e)
132,933 15,837

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources (continued)
REX American Resources Corp
(e)
520 $ 25
Shoals Technologies Group Inc
(e)
2,027 16
SunPower Inc
(a),(e)
1,002 1
Verde Clean Fuels Inc
(e)
442 1
XCF Global Inc
(e)
1,019 —
$ 16,113
Engineering & Construction - 2 .77%
908 Devices Inc
(a),(e)
1,574 11
Arcosa Inc 856 108
Argan Inc 21,048 14,102
Bowman Consulting Group Ltd
(e)
14,024 442
Cardinal Infrastructure Group Inc
(e)
134,944 7,156
Centuri Holdings Inc
(e)
5,538 208
Concrete Pumping Holdings Inc
(e)
89 1
Construction Partners Inc
(e)
2,995 370
Dycom Industries Inc
(e)
1,842 763
Energy Services of America Corp
(a)
887 15
Everus Construction Group Inc
(e)
68,762 10,138
Exponent Inc 3,130 209
Frontdoor Inc
(e)
4,564 313
Granite Construction Inc 2,381 326
IES Holdings Inc
(e)
568 366
Latham Group Inc
(e)
293,856 1,784
Limbach Holdings Inc
(e)
644 64
MYR Group Inc
(e)
970 393
Orion Group Holdings Inc
(e)
525 7
Primoris Services Corp 82,529 14,951
Sterling Infrastructure Inc
(e)
21,093 10,876
TopBuild Corp
(e)
5,351 2,369
TSS Inc/MD
(a),(e)
1,494 23
$ 64,995
Entertainment - 1 .43%
Accel Entertainment Inc
(e)
3,237 41
Atlanta Braves Holdings Inc - A shares
(a),(e)
422 22
Atlanta Braves Holdings Inc - C shares
(e)
2,922 144
Bally's Corp
(e)
724 10
Cinemark Holdings Inc 6,672 197
Falcon's Beyond Global Inc
(a),(e)
841 14
IMAX Corp
(e)
210,269 7,994
Inspired Entertainment Inc
(e)
1,875 13
Madison Square Garden Entertainment Corp
(e)
2,477 166
Monarch Casino & Resort Inc 782 93
Pursuit Attractions and Hospitality Inc
(e)
68 3
RCI Hospitality Holdings Inc 376 9
Red Rock Resorts Inc 1,694 92
Reservoir Media Inc
(e)
178 2
Rush Street Interactive Inc
(e)
872,153 24,507
Six Flags Entertainment Corp
(e)
4,878 92
Super Group SGHC Ltd 10,062 130
United Parks & Resorts Inc
(e)
1,615 57
$ 33,586
Environmental Control - 1 .50%
Casella Waste Systems Inc
(e)
109,301 8,662
CECO Environmental Corp
(e)
154,760 11,474
Energy Recovery Inc
(e)
3,277 36
Perma-Fix Environmental Services Inc
(a),(e)
191 2
PureCycle Technologies Inc
(a),(e)
8,284 62
Waste Connections Inc 90,703 14,941
$ 35,177
Food - 0 .74%
Beyond Meat Inc
(e)
1,891 2
Calavo Growers Inc 965 27
Cal-Maine Foods Inc 2,720 210
Chefs' Warehouse Inc/The
(e)
163,598 12,695
J & J Snack Foods Corp 926 82
John B Sanfilippo & Son Inc 284 23
Lifeway Foods Inc
(e)
422 11
Mama's Creations Inc
(e)
2,305 33
Marzetti Company/The 1,267 165
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Nathan's Famous Inc 190 $ 19
Natural Grocers by Vitamin Cottage Inc 802 23
Once Upon a Farm PBC
(a),(e)
263,131 4,013
Simply Good Foods Co/The
(e)
3,403 46
SunOpta Inc
(e)
6,049 39
Tootsie Roll Industries Inc 1,158 49
$ 17,437
Forest Products & Paper - 0 .00%
Sylvamo Corp 562 24
Gas - 0 .00%
Chesapeake Utilities Corp 494 62
RGC Resources Inc 33 1
$ 63
Hand & Machine Tools - 0 .50%
Cadre Holdings Inc 1,784 53
Enerpac Tool Group Corp 97,671 3,428
Franklin Electric Co Inc 2,450 245
MSA Safety Inc 48,654 8,096
$ 11,822
Healthcare - Products - 6 .80%
10X Genomics Inc
(e)
1,768 39
Accuray Inc
(e)
9,624 5
Adaptive Biotechnologies Corp
(e)
9,413 133
Alamar Biosciences Inc
(e)
213,152 5,338
Alphatec Holdings Inc
(e)
453,394 4,425
AngioDynamics Inc
(e)
652 7
Anteris Technologies Global Corp
(a),(e)
5,012 31
Artivion Inc
(e)
2,215 79
AtriCure Inc
(e)
233,431 6,562
Avita Medical Inc
(a),(e)
1,248 5
Axogen Inc
(e)
3,020 130
Beta Bionics Inc
(e)
2,156 22
Billiontoone Inc
(a),(e)
84,183 6,318
BioLife Solutions Inc
(e)
2,583 54
Bio-Techne Corp 218,475 12,086
Bioventus Inc
(e)
2,945 29
Bruker Corp 239,862 8,805
Butterfly Network Inc
(e)
12,412 59
CapsoVision Inc
(a),(e)
1,551 11
CareDx Inc
(e)
3,151 66
Ceribell Inc
(e)
1,657 33
Cerus Corp
(e)
11,702 24
ClearPoint Neuro Inc
(a),(e)
1,864 21
CVRx Inc
(e)
1,303 10
Delcath Systems Inc
(a),(e)
2,032 21
Electromed Inc
(e)
508 13
Embecta Corp 503 5
Establishment Labs Holdings Inc
(e)
231,604 15,895
Glaukos Corp
(e)
94,798 13,619
Guardant Health Inc
(e)
376,019 32,745
Haemonetics Corp
(e)
2,939 177
ICU Medical Inc
(e)
1,142 136
Integer Holdings Corp
(e)
2,176 193
iRadimed Corp 497 41
IRhythm Holdings Inc
(e)
2,012 260
Kestra Medical Technologies Ltd
(a),(e)
391,958 8,122
KORU Medical Systems Inc
(e)
3,243 13
Lantheus Holdings Inc
(e)
79,068 6,691
LeMaitre Vascular Inc 1,315 144
LENSAR Inc
(a),(e)
832 4
LivaNova PLC
(e)
161,233 9,690
Lucid Diagnostics Inc
(e)
2,113 2
Merit Medical Systems Inc
(e)
3,405 232
MiMedx Group Inc
(e)
7,516 25
Myomo Inc
(e)
1,742 2
NeuroPace Inc
(e)
1,606 27
Novocure Ltd
(e)
6,473 98
OmniAb Inc
(e)
998 1
OmniAb Inc - Rights
(e)
95 —

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
OmniAb Inc - Rights
(e)
95 $ —
OrthoPediatrics Corp
(e)
216,656 3,263
Outset Medical Inc
(e)
335 1
Picard Medical Inc
(e)
199 —
Procept Biorobotics Corp
(e)
3,380 81
Pulmonx Corp
(e)
3,960 5
Pulse Biosciences Inc
(a),(e)
1,116 24
Quanterix Corp
(e)
252 1
QuidelOrtho Corp
(e)
1,847 23
Repligen Corp
(e)
56,210 6,650
RxSight Inc
(e)
2,630 19
Sanara Medtech Inc
(a),(e)
310 6
SANUWAVE Health Inc
(e)
559 9
Shoulder Innovations Inc
(e)
579 7
SI-BONE Inc
(e)
314,014 3,891
STAAR Surgical Co
(e)
1,831 48
Stereotaxis Inc
(e)
4,266 8
Tandem Diabetes Care Inc
(e)
4,256 83
TransMedics Group Inc
(e)
63,079 6,358
Treace Medical Concepts Inc
(e)
3,577 7
Twist Bioscience Corp
(e)
3,823 223
UFP Technologies Inc
(e)
470 90
West Pharmaceutical Services Inc 20,932 6,229
$ 159,474
Healthcare - Services - 2 .72%
Addus HomeCare Corp
(e)
540 52
agilon health Inc
(e)
782 22
Alignment Healthcare Inc
(e)
12,322 278
Ardent Health Inc
(e)
116 1
Astrana Health Inc
(e)
2,604 89
Aveanna Healthcare Holdings Inc
(e)
419,337 2,742
Biote Corp
(a),(e)
620 1
BrightSpring Health Services Inc
(e)
425,402 20,407
Brookdale Senior Living Inc
(e)
12,994 187
Clover Health Investments Corp
(e)
25,928 71
Community Health Systems Inc
(e)
6,129 17
Concentra Group Holdings Parent Inc 6,919 155
CorVel Corp
(e)
1,829 105
Encompass Health Corp 87,942 8,794
Ensign Group Inc/The 3,550 663
GeneDx Holdings Corp
(e)
1,172 74
Ginkgo Bioworks Holdings Inc
(e)
177 2
HealthEquity Inc
(e)
199,718 16,383
Innovage Holding Corp
(e)
481 4
Joint Corp/The
(e)
729 6
LifeMD Inc
(e)
2,064 10
LifeStance Health Group Inc
(e)
5,872 44
Lumexa Imaging Holdings Inc
(e)
754,282 7,219
Nano-X Imaging Ltd
(a),(e)
801 1
Neuronetics Inc
(e)
2,502 5
Oncology Institute Inc/The
(e)
5,367 21
Option Care Health Inc
(e)
10,066 205
Oscar Health Inc
(e)
12,801 236
PACS Group Inc
(e)
2,589 87
Pennant Group Inc/The
(e)
2,136 67
Privia Health Group Inc
(e)
7,324 182
RadNet Inc
(e)
97,358 5,506
SBC Medical Group Holdings Inc
(a),(e)
25 —
Sonida Senior Living Inc
(e)
261 10
Teladoc Health Inc
(e)
2,568 16
US Physical Therapy Inc 550 39
Viemed Healthcare Inc
(e)
2,257 22
$ 63,723
Home Builders - 0 .04%
Cavco Industries Inc
(e)
493 250
Champion Homes Inc
(e)
3,504 267
Dream Finders Homes Inc
(e)
531 8
Green Brick Partners Inc
(e)
644 43
Installed Building Products Inc 1,462 422
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
LCI Industries 169 $ 20
$ 1,010
Home Furnishings - 0 .58%
Alliance Laundry Holdings Inc
(e)
753 19
Arhaus Inc 439,241 3,251
Daktronics Inc
(e)
503 10
Lovesac Co/The
(e)
625 10
SharkNinja Inc
(e)
89,009 10,283
Sonos Inc
(e)
6,894 102
$ 13,675
Insurance - 1 .04%
Abacus Global Management Inc 926 9
Accelerant Holdings
(e)
211,875 2,757
American Coastal Insurance Corp 969 12
American Integrity Insurance Group Inc 310 6
AMERISAFE Inc 669 20
Ategrity Specialty Holdings LLC
(e)
283 5
Baldwin Insurance Group Inc/The
(e)
6,018 137
Bowhead Specialty Holdings Inc
(e)
1,120 27
Crawford & Co 1,226 13
Exzeo Group Inc
(e)
238 4
F&G Annuities & Life Inc 236 7
Goosehead Insurance Inc
(e)
1,166 52
HCI Group Inc 676 104
Heritage Insurance Holdings Inc
(e)
1,171 34
Hippo Holdings Inc
(e)
725 19
Investors Title Co 27 6
Kestrel Group Ltd
(e)
104 1
Kingstone Cos Inc 795 13
Kingsway Financial Services Inc
(e)
1,584 17
Lemonade Inc
(e)
3,870 219
Neptune Insurance Holdings Inc
(e)
172,339 4,331
Palomar Holdings Inc
(e)
62,838 7,564
Root Inc/OH
(e)
754 41
Selective Insurance Group Inc 3,325 279
Selectquote Inc
(e)
7,553 7
SiriusPoint Ltd
(e)
801 19
Skyward Specialty Insurance Group Inc
(e)
127,935 5,815
Slide Insurance Holdings Inc
(e)
143,678 2,680
Tiptree Inc 551 10
Trupanion Inc
(e)
2,340 56
Universal Insurance Holdings Inc 439 17
$ 24,281
Internet - 0 .51%
AudioEye Inc
(e)
818 6
Backblaze Inc
(a),(e)
4,138 18
BARK Inc
(e)
327 3
Bumble Inc
(e)
429 2
Cargurus Inc
(e)
4,963 181
Cogent Communications Holdings Inc 3,074 70
Crexendo Inc
(e)
1,484 10
Entravision Communications Corp 835 3
EverQuote Inc
(e)
170,996 2,465
Figs Inc
(e)
5,630 84
fuboTV Inc
(e)
1,811 22
Gambling.com Group Ltd
(e)
1,664 6
Grindr Inc
(e)
1,986 27
Groupon Inc
(a),(e)
1,602 23
HealthStream Inc 755 16
Hims & Hers Health Inc
(a),(e)
12,934 351
Liquidity Services Inc
(e)
1,481 53
Magnite Inc
(e)
8,935 115
MediaAlpha Inc
(e)
2,282 19
Nerdy Inc
(e)
6,089 5
OptimizeRx Corp
(a),(e)
1,186 7
Phoenix Education Partners Inc 265 7
Q2 Holdings Inc
(e)
159,892 8,114
QuinStreet Inc
(e)
3,508 45
RealReal Inc/The
(e)
1,837 22

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Revolve Group Inc
(e)
2,584 $ 66
Rumble Inc
(a),(e)
1,873 14
Serve Robotics Inc
(a),(e)
3,657 35
Sprinklr Inc
(a),(e)
7,231 36
Stitch Fix Inc
(e)
536 2
Travelzoo
(e)
431 4
TripAdvisor Inc
(e)
3,490 39
Tucows Inc
(e)
73 1
Upwork Inc
(e)
7,847 81
Vivid Seats Inc
(a),(e)
114 1
Yelp Inc
(e)
3,702 102
ZipRecruiter Inc
(e)
4,701 14
$ 12,069
Investment Companies - 0 .16%
Bitdeer Technologies Group
(a),(e)
7,708 87
Brookfield Business Corp 544 18
Core Scientific Inc
(e)
15,230 305
Innventure Inc
(e)
210 1
Terawulf Inc
(e)
20,612 448
Trinity Capital Inc
(a)
179,519 2,982
$ 3,841
Iron & Steel - 0 .16%
Carpenter Technology Corp 8,932 3,825
Leisure Products & Services - 0 .72%
Acushnet Holdings Corp 1,741 169
Global Business Travel Group I
(a),(e)
7,378 43
Life Time Group Holdings Inc
(e)
164,692 4,415
Lindblad Expeditions Holdings Inc
(e)
2,390 44
Livewire Group Inc
(a),(e)
886 2
Marine Products Corp 325 3
OneSpaWorld Holdings Ltd 218,681 5,393
Patrick Industries Inc 2,052 191
Peloton Interactive Inc
(e)
8,883 48
Sabre Corp
(e)
7,299 13
Xponential Fitness Inc
(e)
2,061 13
YETI Holdings Inc
(e)
164,647 6,497
$ 16,831
Lodging - 0 .01%
Hilton Grand Vacations Inc
(e)
3,816 179
Machinery - Construction & Mining - 3 .26%
Bloom Energy Corp
(e)
240,475 68,142
BWX Technologies Inc 5,448 1,179
Forgent Power Solutions Inc
(e)
176,965 6,657
Lightbridge Corp
(a),(e)
1,847 24
NANO Nuclear Energy Inc
(a),(e)
2,366 55
NuScale Power Corp
(e)
10,030 125
Terex Corp 2,979 185
$ 76,367
Machinery - Diversified - 1 .79%
Aebi Schmidt Holding AG 159 2
Alamo Group Inc 196 34
Albany International Corp 533 31
Applied Industrial Technologies Inc 28,517 8,719
Cactus Inc 4,305 240
Chart Industries Inc
(e)
2,858 594
CSW Industrials Inc 1,006 293
DXP Enterprises Inc/TX
(e)
816 139
Gorman-Rupp Co/The 1,296 98
IDEX Corp 23,388 5,095
Kadant Inc 23,322 6,837
Lindsay Corp 658 74
Mueller Water Products Inc - Class A 70,261 1,959
Power Solutions International Inc
(a),(e)
471 35
Pro-Dex Inc
(e)
159 8
Richtech Robotics Inc
(a),(e)
10,705 26
Thermon Group Holdings Inc
(e)
305 18
Watts Water Technologies Inc 1,734 521
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Zurn Elkay Water Solutions Corp 331,972 $ 17,249
$ 41,972
Media - 0 .00%
CuriosityStream Inc
(a)
2,820 9
Optimum Communications Inc
(e)
4,032 6
Thryv Holdings Inc
(e)
2,798 10
USA TODAY Co Inc
(e)
8,088 59
Value Line Inc 37 1
$ 85
Metal Fabrication & Hardware - 0 .51%
Janus International Group Inc
(e)
3,387 18
Mayville Engineering Co Inc
(e)
74 2
Metallus Inc
(e)
93,363 1,796
Omega Flex Inc 268 8
Standex International Corp 615 168
Valmont Industries Inc 19,275 9,792
Worthington Enterprises Inc 620 34
Xometry Inc
(e)
2,752 141
$ 11,959
Mining - 0 .99%
American Battery Technology Co
(e)
4,423 15
Centrus Energy Corp
(e)
821 173
Century Aluminum Co
(e)
3,564 212
Coeur Mining Inc
(e)
32,231 579
Compass Minerals International Inc
(e)
1,473 39
Constellium SE
(e)
291,333 9,113
Contango Silver & Gold Inc
(e)
1,326 30
Critical Metals Corp
(a),(e)
1,460 19
Dakota Gold Corp
(e)
5,678 31
Energy Fuels Inc/Canada
(a),(e)
3,945 85
Hecla Mining Co 9,490 171
Idaho Strategic Resources Inc
(e)
941 40
Ivanhoe Electric Inc / US
(e)
5,788 74
Kaiser Aluminum Corp 516 88
Lifezone Metals Ltd
(a),(e)
2,083 11
NioCorp Developments Ltd
(e)
7,394 44
Novagold Resources Inc
(e)
16,512 133
Perpetua Resources Corp
(e)
5,450 151
United States Antimony Corp
(e)
7,577 91
United States Lime & Minerals Inc 680 73
Uranium Energy Corp
(e)
501,490 7,467
US Gold Corp
(a),(e)
909 15
US Goldmining Inc
(e)
115 2
USA Rare Earth Inc
(a),(e)
171,058 4,442
Vox Royalty Corp 4,007 21
$ 23,119
Miscellaneous Manufacturers - 2 .91%
Byrna Technologies Inc
(a),(e)
1,360 8
Enpro Inc 74,161 21,622
Fabrinet
(e)
54,044 36,937
Federal Signal Corp 3,797 468
ITT Inc 41,426 8,879
JBT Marel Corp 1,588 188
Materion Corp 234 43
Myers Industries Inc 395 8
Park Aerospace Corp 644 22
Sight Sciences Inc
(e)
3,140 13
Sturm Ruger & Co Inc 369 16
Trinity Industries Inc 2,377 77
$ 68,281
Office Furnishings - 0 .00%
CompX International Inc 74 2
HNI Corp 1,796 66
Interface Inc 513 14
$ 82

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 0 .78%
Comstock Resources Inc
(a),(e)
3,262 $ 57
CVR Energy Inc 1,926 64
Delek US Holdings Inc 3,704 173
Empire Petroleum Corp
(e)
727 2
Epsilon Energy Ltd 115 1
Evolution Petroleum Corp 2,089 10
Gulfport Energy Corp
(e)
1,001 193
Infinity Natural Resources Inc
(e)
131 2
Kolibri Global Energy Inc
(e)
330 2
Magnolia Oil & Gas Corp 2,286 69
Matador Resources Co 101,550 6,442
NextNRG Inc
(e)
307 —
Par Pacific Holdings Inc
(e)
881 58
Permian Resources Corp 509,685 11,019
PrimeEnergy Resources Corp
(e)
6 1
Riley Exploration Permian Inc 203 7
Sable Offshore Corp
(a),(e)
7,837 112
Seadrill Ltd
(e)
1,423 71
VAALCO Energy Inc 915 6
$ 18,289
Oil & Gas Services - 1 .81%
Archrock Inc 10,895 422
Atlas Energy Solutions Inc
(a)
3,505 61
DMC Global Inc
(e)
640 4
Flotek Industries Inc
(a),(e)
294 5
Flowco Holdings Inc 91,578 2,274
Helix Energy Solutions Group Inc
(e)
2,213 23
Kodiak Gas Services Inc 5,251 356
Matrix Service Co
(e)
468 6
National Energy Services Reunited Corp
(e)
556 14
Natural Gas Services Group Inc 202 8
Oceaneering International Inc
(e)
574,597 21,570
Select Water Solutions Inc 358 6
Solaris Energy Infrastructure Inc
(a)
158,665 11,716
TETRA Technologies Inc
(e)
591,698 5,633
Tidewater Inc
(e)
2,943 263
$ 42,361
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 2,675 10
Karat Packaging Inc 645 19
O-I Glass Inc
(e)
2,380 22
$ 51
Pharmaceuticals - 3 .65%
Actuate Therapeutics Inc
(e)
553 2
Akebia Therapeutics Inc
(e)
1,451 2
Alkermes PLC
(e)
7,656 258
Amneal Pharmaceuticals Inc
(e)
8,289 107
Amphastar Pharmaceuticals Inc
(e)
260 6
Amylyx Pharmaceuticals Inc
(e)
4,426 71
Aquestive Therapeutics Inc
(a),(e)
2,320 10
Arvinas Inc
(e)
501 5
Ascendis Pharma A/S
(e)
18,214 4,178
Atrium Therapeutics Inc
(e)
798 10
aTyr Pharma Inc
(e)
6,709 5
Candel Therapeutics Inc
(a),(e)
2,991 18
Catalyst Pharmaceuticals Inc
(e)
7,285 205
Coherus Oncology Inc
(e)
3,526 6
Collegium Pharmaceutical Inc
(e)
1,973 67
Corcept Therapeutics Inc
(e)
53,708 2,499
CorMedix Inc
(a),(e)
4,710 36
Corvus Pharmaceuticals Inc
(e)
174,676 2,653
Enliven Therapeutics Inc
(e)
92,383 3,809
Eton Pharmaceuticals Inc
(e)
1,586 38
Fennec Pharmaceuticals Inc
(e)
636 4
FitLife Brands Inc
(e)
399 4
Foghorn Therapeutics Inc
(e)
1,724 8
Fulcrum Therapeutics Inc
(e)
167 1
Guardian Pharmacy Services Inc
(e)
1,396 52
Gyre Therapeutics Inc
(a),(e)
887 7
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Harmony Biosciences Holdings Inc
(e)
2,765 $ 86
Harrow Inc
(e)
1,986 80
Herbalife Ltd
(e)
4,756 79
Heron Therapeutics Inc
(a),(e)
901 1
Indivior Pharmaceuticals Inc
(e)
6,495 239
Inhibikase Therapeutics Inc
(e)
370 1
Ironwood Pharmaceuticals Inc
(e)
9,365 39
Journey Medical Corp
(a),(e)
1,687 9
KalVista Pharmaceuticals Inc
(a),(e)
321,051 8,559
Lifevantage Corp
(a)
1,095 6
Madrigal Pharmaceuticals Inc
(e)
19,012 9,836
MannKind Corp
(e)
19,305 55
MediWound Ltd
(e)
680 11
Mirum Pharmaceuticals Inc
(e)
96,909 9,430
Nature's Sunshine Products Inc
(e)
322 9
Novo Nordisk A/S
(e),(f)
4,758 2
Nuvectis Pharma Inc
(a),(e)
1,162 10
Ocular Therapeutix Inc
(e)
303,709 2,846
ORIC Pharmaceuticals Inc
(e)
1,409 14
Pacira BioSciences Inc
(e)
292 7
Pfizer Inc - Contingent Value Rights
(a),(e)
2,300 11
Phibro Animal Health Corp 1,287 68
Protagonist Therapeutics Inc
(e)
3,678 364
Rhythm Pharmaceuticals Inc
(e)
70,242 5,715
SELLAS Life Sciences Group Inc
(a),(e)
10,828 54
SIGA Technologies Inc 2,446 11
Spyre Therapeutics Inc
(e)
158,331 11,787
Supernus Pharmaceuticals Inc
(e)
341 16
Trevi Therapeutics Inc
(e)
803,124 11,052
TuHURA Biosciences Inc
(a),(e)
3,508 8
Vaxcyte Inc
(e)
65,638 3,757
VeraDermics Inc
(a),(e)
72,651 7,192
Xeris Biopharma Holdings Inc
(e)
9,999 61
$ 85,476
Pipelines - 0 .58%
Antero Midstream Corp 450,840 9,855
Excelerate Energy Inc 104,442 3,645
Kinetik Holdings Inc 2,090 106
NextDecade Corp
(e)
11,051 87
$ 13,693
Private Equity - 0 .00%
Patria Investments Ltd 4,175 54
Ridgepost Capital Inc 3,692 29
$ 83
Real Estate - 0 .56%
Compass Inc
(e)
680,177 5,148
eXp World Holdings Inc 5,613 35
FirstService Corp 57,123 7,644
Maui Land & Pineapple Co Inc
(e)
571 9
McGrath RentCorp 1,174 130
Real Brokerage Inc/The
(e)
8,926 19
Sky Harbour Group Corp
(a),(e)
1,597 17
St Joe Co/The 2,379 153
$ 13,155
REITs - 0 .39%
ACRES Commercial Realty Corp
(e)
56 1
Alexander's Inc 135 34
American Healthcare REIT Inc 3,969 202
Angel Oak Mortgage REIT Inc 586 5
Apollo Commercial Real Estate Finance Inc 4,397 48
CareTrust REIT Inc 1,372 54
CBL & Associates Properties Inc 859 39
Clipper Realty Inc 258 1
DiamondRock Hospitality Co 7,407 76
EastGroup Properties Inc 36,260 7,296
Gladstone Commercial Corp 650 8
National Health Investors Inc 659 51
NETSTREIT Corp 1,303 27
NexPoint Residential Trust Inc 546 16

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Outfront Media Inc 9,319 $ 287
Phillips Edison & Co Inc 1,444 58
Ryman Hospitality Properties Inc 3,906 410
Saul Centers Inc 712 25
Strawberry Fields REIT Inc 521 6
Sunstone Hotel Investors Inc 977 10
Tanger Inc 6,442 239
Two Harbors Investment Corp 3,460 40
UMH Properties Inc 5,107 79
Universal Health Realty Income Trust 690 28
Xenia Hotels & Resorts Inc 1,067 17
$ 9,057
Retail - 5 .13%
Abercrombie & Fitch Co
(e)
2,867 245
Arko Corp 489 3
BJ's Restaurants Inc
(e)
124,789 4,792
Black Rock Coffee Bar Inc
(e)
184,764 2,269
Bloomin' Brands Inc 3,319 20
Bob's Discount Furniture Inc
(a),(e)
330,746 3,552
Boot Barn Holdings Inc
(e)
52,785 9,050
Brinker International Inc
(e)
2,741 417
Buckle Inc/The 1,853 103
Build-A-Bear Workshop Inc
(a)
755 28
Camping World Holdings Inc 3,808 31
Casey's General Stores Inc 6,743 5,544
Cava Group Inc
(e)
102,710 9,594
Cheesecake Factory Inc/The 2,894 182
Cracker Barrel Old Country Store Inc
(a)
458 14
Dave & Buster's Entertainment Inc
(e)
1,715 19
Dine Brands Global Inc 212 6
Envela Corp
(e)
500 9
EVgo Inc
(a),(e)
1,994 4
First Watch Restaurant Group Inc
(e)
336,059 4,409
FirstCash Holdings Inc 64,981 14,180
Five Below Inc
(e)
19,695 4,641
Freshpet Inc
(e)
263,402 17,748
Genesco Inc
(e)
47 2
Group 1 Automotive Inc 318 114
Jack in the Box Inc
(a),(e)
1,112 14
Krispy Kreme Inc
(e)
684 3
Kura Sushi USA Inc
(e)
429 24
MarineMax Inc
(e)
71 2
Murphy USA Inc 18,890 11,107
National Vision Holdings Inc
(e)
701,235 16,283
Ollie's Bargain Outlet Holdings Inc
(e)
113,207 9,794
OPAL Fuels Inc
(e)
967 2
Papa John's International Inc 211 8
Petco Health & Wellness Co Inc
(e)
434 1
Portillo's Inc
(e)
703,558 4,397
PriceSmart Inc 1,620 254
Savers Value Village Inc
(a),(e)
2,410 20
Shake Shack Inc
(e)
2,455 252
Sonic Automotive Inc 333 26
Sweetgreen Inc
(e)
6,593 45
Texas Roadhouse Inc 4,476 721
Urban Outfitters Inc
(e)
1,411 99
Victoria's Secret & Co
(e)
1,256 65
Warby Parker Inc
(e)
6,261 139
$ 120,232
Savings & Loans - 0 .56%
Axos Financial Inc
(e)
135,421 13,060
Banc of California Inc 623 12
Greene County Bancorp Inc 316 8
Hingham Institution For Savings The
(a)
2 1
Northfield Bancorp Inc 461 6
Provident Financial Services Inc 1,344 30
Southern Missouri Bancorp Inc 57 4
$ 13,121
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 8 .54%
Aehr Test Systems
(e)
1,481 $ 134
Aeluma Inc
(a),(e)
85 2
Allegro MicroSystems Inc
(e)
172,804 8,381
Ambarella Inc
(e)
2,574 177
Ambiq Micro Inc
(e)
92,805 3,478
Arteris Inc
(e)
187 5
Atomera Inc
(a),(e)
2,266 19
Axcelis Technologies Inc
(e)
56,834 7,907
Blaize Holdings Inc
(a),(e)
3,805 7
CEVA Inc
(e)
1,474 45
Cohu Inc
(e)
210,356 9,960
Diodes Inc
(e)
54,331 5,822
Entegris Inc 62,052 8,773
FormFactor Inc
(e)
67,295 9,147
Impinj Inc
(e)
45,294 6,564
IPG Photonics Corp
(e)
75,451 8,973
Kulicke & Soffa Industries Inc 139,603 11,936
Lattice Semiconductor Corp
(e)
68,461 8,371
MACOM Technology Solutions Holdings Inc
(e)
36,764 10,353
MaxLinear Inc
(e)
669 47
Navitas Semiconductor Corp
(e)
2,150 36
Onto Innovation Inc
(e)
28,928 8,536
Ouster Inc
(e)
3,553 96
Power Integrations Inc 91,625 6,662
Rambus Inc
(e)
107,901 12,421
Semtech Corp
(e)
248,948 26,152
Silicon Laboratories Inc
(e)
2,059 448
SiTime Corp
(e)
54,653 30,722
SkyWater Technology Inc
(e)
2,212 71
Synaptics Inc
(e)
67,078 6,278
Tower Semiconductor Ltd
(e)
20,958 4,633
Ultra Clean Holdings Inc
(e)
52,104 4,072
$ 200,228
Software - 4 .87%
ACI Worldwide Inc
(e)
6,513 281
ACV Auctions Inc
(e)
144,258 749
Adeia Inc 5,991 191
Agilysys Inc
(e)
79,333 5,082
Airship AI Holdings Inc
(a),(e)
1,853 4
Alkami Technology Inc
(e)
4,380 69
Amplitude Inc
(e)
6,176 44
Appian Corp
(e)
2,487 52
Arrive AI Inc
(e)
45 —
Asana Inc
(e)
5,507 35
AvePoint Inc
(e)
9,370 91
Bandwidth Inc
(e)
490 18
BigBear.ai Holdings Inc
(a),(e)
6,412 26
Blackbaud Inc
(e)
1,890 70
BlackLine Inc
(e)
3,111 97
Blend Labs Inc
(e)
13,283 19
Box Inc
(e)
6,874 166
Braze Inc
(e)
5,536 122
C3.ai Inc
(e)
7,972 70
Carlsmed Inc
(e)
473 4
CCC Intelligent Solutions Holdings Inc
(e)
2,377,092 12,456
Cerence Inc
(e)
947 9
Chime Financial Inc
(e)
219,140 4,790
Claritev Corp
(a),(e)
752 18
Clear Secure Inc 5,581 298
Clearwater Analytics Holdings Inc
(e)
17,614 426
Climb Global Solutions Inc 975 16
Commerce.com Inc
(e)
5,011 14
Commvault Systems Inc
(e)
49,955 4,940
CS Disco Inc
(e)
1,286 6
CSG Systems International Inc 1,539 124
Daily Journal Corp
(e)
59 31
Digimarc Corp
(a),(e)
1,173 9
Digital Turbine Inc
(e)
5,295 19
DigitalOcean Holdings Inc
(e)
129,119 12,451

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Domo Inc
(e)
2,184 $ 8
Donnelley Financial Solutions Inc
(e)
1,144 58
Dynatrace Inc
(e)
206,805 7,488
eGain Corp
(e)
899 7
EverCommerce Inc
(a),(e)
1,104 13
Evolent Health Inc
(e)
2,866 11
Expensify Inc
(e)
1,682 2
Five9 Inc
(e)
4,926 85
Freshworks Inc
(e)
13,156 107
Genius Sports Ltd
(e)
13,976 61
Guidewire Software Inc
(e)
51,222 7,089
HeartFlow Inc
(e)
214,739 6,391
Hinge Health Inc
(e)
69,281 3,090
I3 Verticals Inc
(e)
85 2
IBEX Holdings Ltd
(e)
675 19
Ibotta Inc
(a),(e)
696 24
Innodata Inc
(a),(e)
1,931 82
Intapp Inc
(e)
3,624 81
IonQ Inc
(a),(e)
127,189 5,739
JFrog Ltd
(e)
102,567 4,763
Kaltura Inc
(e)
6,773 9
Klaviyo Inc
(e)
235,269 4,727
Life360 Inc
(e)
1,268 55
LiveRamp Holdings Inc
(e)
3,924 115
McGraw Hill Inc
(a),(e)
1,392 17
Meridian Holdings Inc
(e)
85 1
Navan Inc
(e)
1,902 33
Nutex Health Inc
(a),(e)
329 39
Omada Health Inc
(e)
1,401 20
Pagaya Technologies Ltd
(e)
3,783 53
PagerDuty Inc
(e)
5,567 37
PDF Solutions Inc
(e)
182,681 7,828
Phreesia Inc
(e)
3,632 33
Planet Labs PBC
(e)
379,226 14,020
Playtika Holding Corp 689 2
Porch Group Inc
(e)
4,434 43
Progress Software Corp
(e)
2,618 73
Quantum Computing Inc
(a),(e)
12,762 115
Rackspace Technology Inc
(a),(e)
1,508 2
Red Violet Inc
(e)
710 27
ReposiTrak Inc 845 8
Rezolve AI PLC
(a),(e)
13,962 36
Schrodinger Inc/United States
(e)
3,571 43
ServiceTitan Inc
(e)
82,819 4,924
Simulations Plus Inc
(e)
1,254 18
SoundHound AI Inc
(a),(e)
24,460 195
Sprout Social Inc
(e)
3,570 21
SPS Commerce Inc
(e)
2,379 133
Talkspace Inc
(e)
8,986 47
TruBridge Inc
(e)
750 19
Vertex Inc
(e)
245,884 3,042
Via Transportation Inc
(e)
622 9
Viant Technology Inc
(e)
1,117 12
VTEX
(e)
3,634 14
Waystar Holding Corp
(e)
5,867 125
Weave Communications Inc
(e)
4,168 20
Whitefiber Inc
(a),(e)
528 8
Workiva Inc
(e)
3,187 170
Yext Inc
(e)
6,412 25
Zeta Global Holdings Corp
(e)
13,267 244
$ 114,279
Telecommunications - 2 .83%
A10 Networks Inc 3,886 104
ADTRAN Holdings Inc
(e)
4,731 84
Anterix Inc
(e)
713 34
Applied Digital Corp
(e)
11,382 390
BK Technologies Corp
(e)
192 18
BlackSky Technology Inc
(e)
1,955 69
Calix Inc
(e)
3,782 165
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Clearfield Inc
(a),(e)
377 $ 11
Credo Technology Group Holding Ltd
(e)
238,238 41,456
Extreme Networks Inc
(e)
8,418 186
Frequency Electronics Inc
(e)
415 21
Globalstar Inc
(e)
3,142 259
Gogo Inc
(e)
5,044 21
Harmonic Inc
(e)
1,878 21
IDT Corp - Class B 765 38
Inseego Corp
(e)
165 3
InterDigital Inc 26,637 7,900
Lumen Technologies Inc
(e)
53,283 471
Ooma Inc
(e)
1,600 26
Preformed Line Products Co 3 1
Satellogic Inc
(e)
4,145 27
Viavi Solutions Inc
(e)
285,521 14,961
Vistance Networks Inc 8,473 108
$ 66,374
Transportation - 0 .64%
Costamare Bulkers Holdings Ltd
(e)
51 1
Covenant Logistics Group Inc 245 9
CryoPort Inc
(e)
942 10
FLEX LNG Ltd
(a)
353 11
Forward Air Corp
(e)
604 13
RXO Inc
(e)
194,573 3,885
Saia Inc
(e)
24,576 11,030
Werner Enterprises Inc 610 22
World Kinect Corp 508 14
$ 14,995
Trucking & Leasing - 0 .00%
GATX Corp 164 32
Willis Lease Finance Corp 14 3
$ 35
Water - 0 .01%
American States Water Co 1,567 118
Consolidated Water Co Ltd 341 11
Global Water Resources Inc
(a)
892 6
Middlesex Water Co 212 11
York Water Co/The 170 5
$ 151
TOTAL COMMON STOCKS $ 2,284,793
Total Investments $ 2,380,857
Other Assets and Liabilities -  (1.54)% (36,066)
TOTAL NET ASSETS - 100.00% $ 2,344,791
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $28,788 or 1.23% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $28,411 or
1.21% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2026 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 105,600 $ 881,639 $ 895,351 $ 91,888
$ 105,600 $ 881,639 $ 895,351 $ 91,888
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 873 $ — $ — $ —
$ 873 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2026 Long 24 $ 3,369 $ 20
Total $ 20
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .42 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .52%
iShares Core S&P Small-Cap ETF 50,644 $ 6,943
Money Market Funds - 0 .90%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
318,348 318
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
11,724,820 11,725
$ 12,043
TOTAL INVESTMENT COMPANIES $ 18,986
COMMON STOCKS - 99 .03 % Shares Held Value (000's)
Aerospace & Defense - 0 .54%
AAR Corp
(d)
30,684 $ 3,386
Mercury Systems Inc
(d)
41,512 3,276
National Presto Industries Inc 4,161 582
$ 7,244
Agriculture - 0 .35%
Andersons Inc/The 26,407 2,074
Fresh Del Monte Produce Inc 25,911 1,085
Universal Corp/VA 19,589 1,050
Vital Farms Inc
(d)
29,210 399
$ 4,608
Airlines - 0 .38%
Allegiant Travel Co
(d)
10,574 800
JetBlue Airways Corp
(d)
232,741 1,083
SkyWest Inc
(d)
31,523 2,589
Sun Country Airlines Holdings Inc
(d)
42,016 664
$ 5,136
Apparel - 0 .69%
Carter's Inc 28,649 1,035
Kontoor Brands Inc 40,202 2,949
Oxford Industries Inc 10,991 471
Steven Madden Ltd 57,111 2,145
Under Armour Inc - Class A
(d),(e)
148,429 934
Under Armour Inc - Class C
(d)
93,960 570
Wolverine World Wide Inc 64,429 1,096
$ 9,200
Automobile Parts & Equipment - 1 .12%
Adient PLC
(d)
61,578 1,296
Dana Inc 88,271 3,218
Dauch Corporation
(d)
185,492 1,059
Dorman Products Inc
(d)
21,862 2,460
Fox Factory Holding Corp
(d)
32,857 583
Gentherm Inc
(d)
23,963 721
Phinia Inc 29,802 2,150
Standard Motor Products Inc 16,427 614
Versigent PLC
(d)
55,742 1,949
XPEL Inc
(d)
19,798 943
$ 14,993
Banks - 7 .16%
Ameris Bancorp 50,476 4,303
Atlantic Union Bankshares Corp 111,441 4,196
BancFirst Corp 16,345 1,824
Bancorp Inc/The
(d)
33,291 1,992
Bank of Hawaii Corp 31,272 2,486
BankUnited Inc 58,275 2,709
Banner Corp 26,801 1,793
Cathay General Bancorp 52,821 2,960
Central Pacific Financial Corp 20,730 690
City Holding Co 11,326 1,393
Community Financial System Inc 41,409 2,624
Customers Bancorp Inc
(d)
24,993 1,906
CVB Financial Corp 131,101 2,670
Dime Community Bancshares Inc 32,063 1,151
Eagle Bancorp Inc 21,723 562
FB Financial Corp 31,728 1,715
First BanCorp/Puerto Rico 122,293 2,969
First Bancorp/Southern Pines NC 32,592 1,882
First Commonwealth Financial Corp 80,569 1,483
First Financial Bancorp 81,327 2,463
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Hawaiian Inc 96,437 $ 2,631
First Interstate BancSystem Inc 69,141 2,454
Fulton Financial Corp 150,491 3,249
Hanmi Financial Corp 23,294 697
Heritage Financial Corp/WA 32,325 890
Hilltop Holdings Inc 32,759 1,234
Hope Bancorp Inc 100,771 1,255
Independent Bank Corp 38,968 3,039
Lakeland Financial Corp 19,823 1,200
Merchants Bancorp/IN 23,086 1,074
National Bank Holdings Corp 35,411 1,512
NBT Bancorp Inc 41,121 1,797
OFG Bancorp 34,001 1,563
Park National Corp 12,639 2,176
Pathward Financial Inc 17,108 1,486
Preferred Bank/Los Angeles CA 8,903 843
Renasant Corp 74,387 2,967
S&T Bancorp Inc 29,400 1,297
Seacoast Banking Corp of Florida 76,130 2,396
ServisFirst Bancshares Inc 39,501 3,145
Simmons First National Corp 113,788 2,419
Southside Bancshares Inc 21,961 725
Stellar Bancorp Inc 35,908 1,349
Tompkins Financial Corp 9,924 836
Triumph Financial Inc
(d)
17,767 1,202
TrustCo Bank Corp NY 14,171 675
Trustmark Corp 46,384 2,058
United Community Banks Inc/GA 94,794 3,159
Walker & Dunlop Inc 26,775 1,348
Westamerica BanCorp 19,354 1,061
$ 95,508
Beverages - 0 .22%
National Beverage Corp
(d)
18,399 630
Vita Coco Co Inc/The
(d)
34,467 2,274
$ 2,904
Biotechnology - 2 .76%
ACADIA Pharmaceuticals Inc
(d)
98,407 2,209
ADMA Biologics Inc
(d)
187,074 1,917
ANI Pharmaceuticals Inc
(d)
14,129 1,123
Apellis Pharmaceuticals Inc
(d)
80,557 3,299
Arcus Biosciences Inc
(d)
66,632 1,699
Certara Inc
(d)
93,895 576
Cytek Biosciences Inc
(d)
86,434 394
Innoviva Inc
(d)
55,832 1,284
Krystal Biotech Inc
(d)
20,287 5,320
Ligand Pharmaceuticals Inc
(d)
15,472 3,550
NeoGenomics Inc
(d)
101,703 942
PTC Therapeutics Inc
(d)
63,108 4,106
Sarepta Therapeutics Inc
(d)
82,365 1,720
TG Therapeutics Inc
(d)
106,872 3,610
Veracyte Inc
(d)
62,135 2,045
Vericel Corp
(d)
39,752 1,381
Vir Biotechnology Inc
(d)
88,724 906
Xencor Inc
(d)
56,130 670
$ 36,751
Building Materials - 1 .53%
American Woodmark Corp
(d)
11,451 500
Apogee Enterprises Inc 16,907 616
Armstrong World Industries Inc 33,901 5,776
Boise Cascade Co 29,117 2,308
Gibraltar Industries Inc
(d)
23,221 906
Griffon Corp 30,755 2,804
Hayward Holdings Inc
(d)
156,825 2,354
Masterbrand Inc
(d)
99,652 895
Mohawk Industries Inc
(d)
40,818 4,309
$ 20,468

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 3 .60%
Balchem Corp 25,456 $ 4,114
Celanese Corp 86,074 5,832
Chemours Co/The 117,820 3,175
Eastman Chemical Co 89,686 6,555
Element Solutions Inc 178,807 7,615
FMC Corp 98,191 1,510
Hawkins Inc 16,430 2,751
HB Fuller Co 42,691 2,584
Ingevity Corp
(d)
28,268 2,154
Innospec Inc 19,475 1,485
Koppers Holdings Inc 15,417 630
Minerals Technologies Inc 24,472 1,761
Quaker Chemical Corp 10,769 1,463
Rogers Corp
(d)
13,147 1,785
Sensient Technologies Corp 33,392 3,795
Stepan Co 16,890 845
$ 48,054
Coal - 0 .86%
Alpha Metallurgical Resources Inc
(d)
8,489 1,583
Core Natural Resources Inc 40,276 3,614
Peabody Energy Corp 95,581 2,548
Warrior Met Coal Inc 41,322 3,713
$ 11,458
Commercial Services - 4 .14%
ABM Industries Inc 46,059 1,879
ADT Inc 399,372 3,007
Alarm.com Holdings Inc
(d)
39,207 1,741
AMN Healthcare Services Inc
(d)
30,194 618
Arlo Technologies Inc
(d)
83,312 1,171
CoreCivic Inc
(d)
78,643 1,609
Covista Inc
(d)
27,125 3,125
Deluxe Corp 35,377 1,102
EVERTEC Inc 50,293 1,485
GEO Group Inc/The
(d)
107,469 1,989
Healthcare Services Group Inc
(d)
55,380 1,186
Hertz Global Holdings Inc
(d),(e)
97,968 623
Insperity Inc 28,172 1,002
John Wiley & Sons Inc 31,667 1,296
Korn Ferry 41,026 2,726
Laureate Education Inc
(d)
105,411 3,172
Legalzoom.com Inc
(d)
90,571 584
ManpowerGroup Inc 36,390 1,102
MarketAxess Holdings Inc 29,218 4,593
Matthews International Corp 24,465 698
Mister Car Wash Inc
(d)
77,243 547
Monro Inc 23,596 414
Payoneer Global Inc
(d)
226,940 1,130
Perdoceo Education Corp 47,525 1,613
PROG Holdings Inc 31,083 1,114
Progyny Inc
(d)
63,021 1,171
Robert Half Inc 78,121 2,079
Sezzle Inc
(d)
13,422 1,069
Strategic Education Inc 18,268 1,432
Stride Inc
(d)
33,032 3,209
Upbound Group Inc 40,964 810
Verra Mobility Corp
(d)
125,422 1,860
Vestis Corp
(d)
88,158 857
WillScot Holdings Corp 143,015 3,238
$ 55,251
Computers - 1 .26%
Amentum Holdings Inc
(d)
120,796 3,169
Corsair Gaming Inc
(d)
36,858 250
Diebold Nixdorf Inc
(d)
27,648 2,124
DXC Technology Co
(d)
133,436 1,511
Everforth Inc
(d)
33,563 708
Grid Dynamics Holdings Inc
(d)
51,993 296
Insight Enterprises Inc
(d)
24,364 1,776
NCR Atleos Corp
(d)
58,090 2,578
NCR Voyix Corp
(d)
108,863 750
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
NetScout Systems Inc
(d)
53,928 $ 1,817
Pitney Bowes Inc 116,368 1,799
$ 16,778
Consumer Products - 0 .29%
Quanex Building Products Corp 36,108 720
Reynolds Consumer Products Inc 42,987 901
WD-40 Co 10,601 2,226
$ 3,847
Cosmetics & Personal Care - 0 .41%
Edgewell Personal Care Co 36,721 828
Interparfums Inc 14,366 1,310
Perrigo Co PLC 108,177 1,281
Prestige Consumer Healthcare Inc
(d)
37,193 2,095
$ 5,514
Distribution & Wholesale - 1 .68%
G-III Apparel Group Ltd 29,182 910
LKQ Corp 201,198 6,354
OPENLANE Inc
(d)
83,525 2,626
Resideo Technologies Inc
(d)
108,266 4,479
Rush Enterprises Inc - Class A 47,667 3,529
ScanSource Inc
(d)
15,533 638
VSE Corp 22,635 3,886
$ 22,422
Diversified Financial Services - 4 .09%
Acadian Asset Management Inc 20,770 1,399
Artisan Partners Asset Management Inc 55,385 2,074
BGC Group Inc 285,468 3,206
Bread Financial Holdings Inc 34,664 2,939
Cohen & Steers Inc 21,650 1,522
Enact Holdings Inc 22,700 970
Encore Capital Group Inc
(d)
17,532 1,451
Enova International Inc
(d)
19,428 3,291
EZCORP Inc
(d)
46,160 1,513
Moelis & Co 58,163 3,788
Navient Corp 52,066 481
Piper Sandler Cos 53,136 4,634
PJT Partners Inc 19,107 2,918
PRA Group Inc
(d)
30,666 668
Radian Group Inc 106,499 3,816
StepStone Group Inc 57,956 3,066
StoneX Group Inc
(d)
55,053 5,837
Victory Capital Holdings Inc 37,313 2,930
Virtu Financial Inc 62,735 3,115
Virtus Investment Partners Inc 4,991 726
Western Union Co/The 249,837 2,271
WisdomTree Inc 90,308 1,535
World Acceptance Corp
(d)
2,243 330
$ 54,480
Electric - 1 .08%
Avista Corp 63,960 2,629
Clearway Energy Inc - Class C 93,847 3,788
Hawaiian Electric Industries Inc
(d)
135,685 2,045
MGE Energy Inc 28,723 2,304
Otter Tail Corp 32,940 2,939
Unitil Corp 14,135 741
$ 14,446
Electrical Components & Equipment - 0 .82%
AZZ Inc 23,468 3,357
Energizer Holdings Inc 47,898 938
Insteel Industries Inc 15,245 399
Powell Industries Inc 22,334 6,192
$ 10,886
Electronics - 4 .13%
Atmus Filtration Technologies Inc 64,069 4,062
Badger Meter Inc 23,164 2,801
Benchmark Electronics Inc 28,045 2,301
Brady Corp 34,301 2,806
CTS Corp 22,835 1,304

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
ESCO Technologies Inc 20,355 $ 6,594
Itron Inc
(d)
36,001 3,017
Knowles Corp
(d)
66,745 2,082
Mirion Technologies Inc
(d)
192,313 3,798
Napco Security Technologies Inc 28,033 1,311
OSI Systems Inc
(d)
12,172 3,492
Plexus Corp
(d)
21,055 5,276
Ralliant Corp 88,669 4,029
Sanmina Corp
(d)
42,921 9,349
Vishay Intertechnology Inc 97,068 2,812
$ 55,034
Energy - Alternate Sources - 0 .66%
Enphase Energy Inc
(d)
102,860 3,390
REX American Resources Corp
(d)
22,265 1,080
SolarEdge Technologies Inc
(d)
47,004 2,015
Sunrun Inc
(d)
182,393 2,322
$ 8,807
Engineering & Construction - 2 .95%
Arcosa Inc 38,551 4,876
Argan Inc 10,904 7,305
Everus Construction Group Inc
(d)
40,093 5,911
Frontdoor Inc
(d)
56,683 3,890
Granite Construction Inc 34,190 4,686
MYR Group Inc
(d)
12,202 4,940
Primoris Services Corp 42,472 7,694
$ 39,302
Entertainment - 1 .62%
Caesars Entertainment Inc
(d)
160,435 4,460
Cinemark Holdings Inc 81,111 2,394
Golden Entertainment Inc 15,432 398
Madison Square Garden Sports Corp
(d)
14,130 4,839
Marriott Vacations Worldwide Corp 21,766 1,567
Monarch Casino & Resort Inc 9,525 1,131
Penn Entertainment Inc
(d)
100,113 1,748
Pursuit Attractions and Hospitality Inc
(d)
16,895 711
Red Rock Resorts Inc 38,154 2,059
Six Flags Entertainment Corp
(d)
79,761 1,498
United Parks & Resorts Inc
(d)
21,439 756
$ 21,561
Environmental Control - 0 .39%
Casella Waste Systems Inc
(d)
49,131 3,894
Enviri Corp
(d)
63,396 1,248
$ 5,142
Food - 1 .19%
Cal-Maine Foods Inc 35,209 2,720
Chefs' Warehouse Inc/The
(d)
28,462 2,209
Grocery Outlet Holding Corp
(d)
77,138 610
J & J Snack Foods Corp 11,955 1,055
John B Sanfilippo & Son Inc 7,144 584
Lamb Weston Holdings Inc 109,164 4,754
Simply Good Foods Co/The
(d)
66,945 895
Tootsie Roll Industries Inc 15,913 672
United Natural Foods Inc
(d)
47,894 2,396
$ 15,895
Forest Products & Paper - 0 .08%
Sylvamo Corp 26,014 1,112
Gas - 0 .58%
Chesapeake Utilities Corp 18,591 2,345
MDU Resources Group Inc 160,651 3,619
Northwest Natural Holding Co 32,625 1,729
$ 7,693
Hand & Machine Tools - 0 .51%
Enerpac Tool Group Corp 41,483 1,456
Franklin Electric Co Inc 30,088 3,015
Kennametal Inc 59,894 2,318
$ 6,789
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .83%
Artivion Inc
(d)
33,092 $ 1,186
Avanos Medical Inc
(d)
36,486 898
Azenta Inc
(d)
32,223 792
BioLife Solutions Inc
(d)
30,655 646
CONMED Corp 24,341 892
Embecta Corp 46,548 426
Enovis Corp
(d)
44,952 1,054
Glaukos Corp
(d)
45,146 6,486
ICU Medical Inc
(d)
19,405 2,313
Inspire Medical Systems Inc
(d)
20,441 1,147
Integer Holdings Corp
(d)
27,541 2,438
Integra LifeSciences Holdings Corp
(d),(e)
52,653 555
LeMaitre Vascular Inc 16,406 1,801
Merit Medical Systems Inc
(d)
46,603 3,177
Neogen Corp
(d)
170,983 1,607
OmniAb Inc - Rights
(d)
7,689 —
OmniAb Inc - Rights
(d)
7,689 —
Omnicell Inc
(d)
35,274 1,461
QuidelOrtho Corp
(d)
53,396 657
STAAR Surgical Co
(d)
39,098 1,031
Tandem Diabetes Care Inc
(d)
53,294 1,041
Teleflex Inc 34,739 4,304
TransMedics Group Inc
(d)
26,862 2,707
UFP Technologies Inc
(d)
6,063 1,162
$ 37,781
Healthcare - Services - 2 .52%
Acadia Healthcare Co Inc
(d)
72,518 1,878
Addus HomeCare Corp
(d)
14,337 1,389
Astrana Health Inc
(d)
33,911 1,158
BrightSpring Health Services Inc
(d)
104,052 4,991
Concentra Group Holdings Parent Inc 93,693 2,105
CorVel Corp
(d)
24,525 1,409
Fortrea Holdings Inc
(d)
72,629 835
LifeStance Health Group Inc
(d)
153,051 1,159
Molina Healthcare Inc
(d)
40,481 7,878
National HealthCare Corp 9,757 1,691
Pediatrix Medical Group Inc
(d)
66,168 1,490
Privia Health Group Inc
(d)
90,882 2,258
RadNet Inc
(d)
54,750 3,096
Select Medical Holdings Corp 86,619 1,422
US Physical Therapy Inc 11,950 851
$ 33,610
Home Builders - 2 .08%
Cavco Industries Inc
(d)
6,100 3,093
Century Communities Inc 19,866 1,113
Champion Homes Inc
(d)
43,469 3,314
Dream Finders Homes Inc
(d)
22,577 329
Green Brick Partners Inc
(d)
23,969 1,616
Installed Building Products Inc 17,802 5,137
LCI Industries 19,021 2,268
LGI Homes Inc
(d)
15,964 782
M/I Homes Inc
(d)
20,554 2,703
Meritage Homes Corp 52,507 3,536
Tri Pointe Homes Inc
(d)
66,403 3,113
Winnebago Industries Inc 22,182 723
$ 27,727
Home Furnishings - 0 .29%
Ethan Allen Interiors Inc 18,201 388
Leggett & Platt Inc 106,457 1,157
MillerKnoll Inc 53,646 863
Sonos Inc
(d)
95,010 1,409
$ 3,817
Housewares - 0 .22%
Central Garden & Pet Co
(d)
6,371 236
Central Garden & Pet Co - A Shares
(d)
40,098 1,346
Newell Brands Inc 329,505 1,344
$ 2,926

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2 .78%
AMERISAFE Inc 14,865 $ 450
Assured Guaranty Ltd 34,052 2,789
Employers Holdings Inc 17,669 744
Genworth Financial Inc
(d)
313,928 2,760
Goosehead Insurance Inc
(d)
19,578 877
HCI Group Inc 8,443 1,297
Horace Mann Educators Corp 31,979 1,453
Jackson Financial Inc 55,665 6,444
Kemper Corp 46,152 1,555
Lincoln National Corp 132,875 5,024
Mercury General Corp 20,899 2,034
NMI Holdings Inc
(d)
59,763 2,313
Palomar Holdings Inc
(d)
20,831 2,508
ProAssurance Corp
(d)
40,412 998
Safety Insurance Group Inc 11,707 880
SiriusPoint Ltd
(d)
81,720 1,913
Stewart Information Services Corp 23,756 1,663
Trupanion Inc
(d)
26,609 638
United Fire Group Inc 17,247 695
$ 37,035
Internet - 2 .49%
Cargurus Inc
(d)
63,854 2,328
Cogent Communications Holdings Inc 37,307 845
ePlus Inc 20,552 1,741
Etsy Inc
(d)
77,585 4,992
HealthStream Inc 18,655 387
IAC Inc
(d)
51,239 2,283
Liquidity Services Inc
(d)
18,526 660
Lyft Inc
(d)
312,926 4,428
Match Group Inc 185,558 6,944
Q2 Holdings Inc
(d)
49,051 2,489
QuinStreet Inc
(d)
44,798 572
Shutterstock Inc 18,985 307
Sprinklr Inc
(d)
97,168 478
TripAdvisor Inc
(d)
89,979 1,002
Upwork Inc
(d)
102,699 1,063
Yelp Inc
(d)
45,918 1,267
Ziff Davis Inc
(d)
31,052 1,421
$ 33,207
Investment Companies - 0 .77%
Cleanspark Inc
(d)
201,031 2,519
HA Sustainable Infrastructure Capital Inc 100,332 4,209
MARA Holdings Inc
(d),(e)
297,266 3,564
$ 10,292
Leisure Products & Services - 0 .90%
Acushnet Holdings Corp 21,671 2,098
Callaway Golf Co
(d)
109,849 1,681
Life Time Group Holdings Inc
(d)
119,598 3,206
OneSpaWorld Holdings Ltd 80,137 1,976
Patrick Industries Inc 26,157 2,433
Sabre Corp
(d)
310,393 568
$ 11,962
Machinery - Construction & Mining - 0 .09%
Astec Industries Inc 17,981 1,169
Machinery - Diversified - 2 .44%
Alamo Group Inc 8,476 1,470
Albany International Corp 22,558 1,309
Cactus Inc 54,109 3,015
CSW Industrials Inc 12,946 3,770
DXP Enterprises Inc/TX
(d)
9,983 1,705
Gates Industrial Corp PLC
(d)
199,540 5,110
Ichor Holdings Ltd
(d)
27,066 1,786
Kadant Inc 9,258 2,714
Lindsay Corp 8,219 920
Mueller Water Products Inc - Class A 122,924 3,428
Tennant Co 14,248 1,183
Zurn Elkay Water Solutions Corp 116,687 6,063
$ 32,473
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .64%
Cable One Inc
(d)
3,632 $ 332
Scholastic Corp
(e)
15,907 642
Sphere Entertainment Co
(d)
20,932 2,982
Versant Media Group Inc 114,272 4,593
$ 8,549
Metal Fabrication & Hardware - 0 .50%
Metallus Inc
(d)
28,153 542
Proto Labs Inc
(d)
18,612 1,206
Standex International Corp 9,526 2,601
Worthington Enterprises Inc 24,535 1,331
Worthington Steel Inc 25,557 982
$ 6,662
Mining - 0 .35%
Century Aluminum Co
(d)
41,820 2,486
Kaiser Aluminum Corp 12,620 2,151
$ 4,637
Miscellaneous Manufacturers - 1 .54%
Enpro Inc 16,558 4,828
Federal Signal Corp 47,798 5,885
JBT Marel Corp 40,851 4,825
Materion Corp 16,300 2,996
Trinity Industries Inc 63,024 2,055
$ 20,589
Office Furnishings - 0 .25%
HNI Corp 54,514 1,992
Interface Inc 45,897 1,280
$ 3,272
Oil & Gas - 2 .73%
California Resources Corp 61,758 4,216
Comstock Resources Inc
(d)
62,194 1,083
Crescent Energy Co 191,008 2,569
CVR Energy Inc 23,705 785
Helmerich & Payne Inc 78,485 3,169
Magnolia Oil & Gas Corp 142,179 4,299
Noble Corp PLC 98,856 5,045
Northern Oil & Gas Inc 82,020 2,228
Par Pacific Holdings Inc
(d)
39,530 2,596
Patterson-UTI Energy Inc 271,507 3,318
SM Energy Co 177,920 5,521
Talos Energy Inc
(d)
98,876 1,574
$ 36,403
Oil & Gas Services - 2 .05%
Archrock Inc 137,846 5,341
Atlas Energy Solutions Inc
(e)
60,421 1,050
Bristow Group Inc 19,776 972
Core Laboratories Inc 36,599 536
DNOW Inc
(d)
145,936 1,969
Helix Energy Solutions Group Inc
(d)
107,517 1,113
Innovex International Inc
(d)
30,340 843
Kodiak Gas Services Inc 65,329 4,429
Liberty Energy Inc 127,378 4,304
Oceaneering International Inc
(d)
78,426 2,944
RPC Inc 69,896 551
Tidewater Inc
(d)
36,231 3,236
$ 27,288
Packaging & Containers - 0 .08%
O-I Glass Inc
(d)
119,761 1,091
Pharmaceuticals - 2 .28%
AdaptHealth Corp
(d)
84,353 1,106
Alkermes PLC
(d)
129,788 4,375
Amneal Pharmaceuticals Inc
(d)
133,433 1,717
Amphastar Pharmaceuticals Inc
(d)
27,812 611
Catalyst Pharmaceuticals Inc
(d)
90,816 2,555
Collegium Pharmaceutical Inc
(d)
24,846 838
Corcept Therapeutics Inc
(d)
73,585 3,423
Harmony Biosciences Holdings Inc
(d)
31,237 976
Indivior Pharmaceuticals Inc
(d)
98,139 3,610
Organon & Co 204,356 2,708

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pacira BioSciences Inc
(d)
32,305 $ 823
Phibro Animal Health Corp 16,211 862
Protagonist Therapeutics Inc
(d)
46,191 4,572
Supernus Pharmaceuticals Inc
(d)
45,070 2,163
$ 30,339
Pipelines - 0 .14%
Kinetik Holdings Inc
(e)
35,732 1,806
Real Estate - 0 .49%
Cushman & Wakefield Ltd
(d)
182,049 2,556
eXp World Holdings Inc 71,164 443
Kennedy-Wilson Holdings Inc 94,305 1,028
Marcus & Millichap Inc 18,719 520
St Joe Co/The 31,318 2,022
$ 6,569
REITs - 6 .91%
Acadia Realty Trust 102,999 2,227
Adamas Trust Inc 66,016 593
American Assets Trust Inc 37,214 772
Apollo Commercial Real Estate Finance Inc 103,145 1,128
Apple Hospitality REIT Inc 172,940 2,330
Arbor Realty Trust Inc 153,836 1,215
ARMOUR Residential REIT Inc 87,955 1,543
Blackstone Mortgage Trust Inc 124,676 2,368
Broadstone Net Lease Inc 148,731 2,945
Centerspace 13,128 896
Curbline Properties Corp 76,196 2,103
DiamondRock Hospitality Co 160,118 1,633
Douglas Emmett Inc 131,631 1,423
Easterly Government Properties Inc 34,395 805
Ellington Financial Inc 97,978 1,298
Essential Properties Realty Trust Inc 164,972 5,185
Four Corners Property Trust Inc 86,262 2,206
Franklin BSP Realty Trust Inc 64,104 583
Getty Realty Corp 43,256 1,433
Global Net Lease Inc 154,971 1,482
Highwoods Properties Inc 86,409 2,101
Innovative Industrial Properties Inc 22,026 1,195
JBG SMITH Properties 46,517 698
LTC Properties Inc 37,426 1,430
LXP Industrial Trust 46,436 2,365
Macerich Co/The 201,318 4,375
Medical Properties Trust Inc 387,695 1,915
Millrose Properties Inc 121,193 3,717
NexPoint Residential Trust Inc 17,146 495
Outfront Media Inc 114,363 3,528
Pebblebrook Hotel Trust 89,289 1,255
PennyMac Mortgage Investment Trust 68,398 833
Phillips Edison & Co Inc 98,883 3,972
Redwood Trust Inc 97,830 544
Rithm Capital Corp 436,942 4,273
Ryman Hospitality Properties Inc 49,523 5,204
Safehold Inc 36,098 578
Saul Centers Inc 9,786 337
SL Green Realty Corp 55,933 2,372
Sunstone Hotel Investors Inc 149,270 1,466
Tanger Inc 90,480 3,355
Terreno Realty Corp 81,887 5,339
Two Harbors Investment Corp 82,380 953
Universal Health Realty Income Trust 10,033 408
Urban Edge Properties 99,005 2,170
Veris Residential Inc 63,842 1,211
Whitestone REIT 35,290 668
Xenia Hotels & Resorts Inc 74,520 1,212
$ 92,137
Retail - 4 .52%
Academy Sports & Outdoors Inc 52,413 2,874
Advance Auto Parts Inc 47,179 2,808
American Eagle Outfitters Inc 123,914 2,159
Asbury Automotive Group Inc
(d)
15,281 3,113
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
BJ's Restaurants Inc
(d)
16,612 $ 638
Boot Barn Holdings Inc
(d)
23,911 4,100
Brinker International Inc
(d)
34,232 5,211
Buckle Inc/The 23,674 1,316
CarMax Inc
(d)
111,456 4,381
Cheesecake Factory Inc/The 36,042 2,266
Cracker Barrel Old Country Store Inc
(e)
17,550 550
Freshpet Inc
(d)
38,364 2,585
Group 1 Automotive Inc 9,273 3,309
Kohl's Corp 88,184 1,250
La-Z-Boy Inc 32,423 1,126
MarineMax Inc
(d)
15,235 438
National Vision Holdings Inc
(d)
62,340 1,447
Papa John's International Inc 25,772 933
PC Connection Inc 8,929 569
PriceSmart Inc 19,845 3,114
Sally Beauty Holdings Inc
(d)
76,252 1,081
Shake Shack Inc
(d)
31,641 3,242
Signet Jewelers Ltd 31,979 2,847
Sonic Automotive Inc 11,661 918
Urban Outfitters Inc
(d)
42,293 2,975
Victoria's Secret & Co
(d)
63,094 3,270
Wendy's Co/The
(e)
124,219 865
Winmark Corp 2,325 885
$ 60,270
Savings & Loans - 1 .34%
Axos Financial Inc
(d)
44,551 4,297
Banc of California Inc 105,521 1,976
Beacon Financial Corp 65,882 1,880
Capitol Federal Financial Inc 93,896 721
Northwest Bancshares Inc 114,845 1,588
Provident Financial Services Inc 102,671 2,329
WaFd Inc 59,630 2,111
WSFS Financial Corp 41,981 3,021
$ 17,923
Semiconductors - 4 .28%
ACM Research Inc
(d)
41,872 2,165
Alpha & Omega Semiconductor Ltd
(d)
19,415 843
Axcelis Technologies Inc
(d)
24,131 3,357
Cohu Inc
(d)
36,702 1,738
Diodes Inc
(d)
36,061 3,864
FormFactor Inc
(d)
60,931 8,282
Impinj Inc
(d)
21,149 3,065
Kulicke & Soffa Industries Inc 41,131 3,517
MaxLinear Inc
(d)
63,875 4,519
Penguin Solutions Inc
(d)
37,595 1,143
Photronics Inc
(d)
46,426 2,297
Power Integrations Inc 43,628 3,172
Qorvo Inc
(d)
66,312 6,248
Semtech Corp
(d)
72,739 7,641
Ultra Clean Holdings Inc
(d)
35,676 2,788
Veeco Instruments Inc
(d)
47,395 2,363
$ 57,002
Software - 3 .14%
ACI Worldwide Inc
(d)
81,030 3,502
Adeia Inc 86,078 2,742
Agilysys Inc
(d)
20,050 1,284
BlackLine Inc
(d)
39,276 1,227
Box Inc
(d)
112,582 2,725
Clear Secure Inc 69,692 3,721
CSG Systems International Inc 21,233 1,707
Digi International Inc
(d)
29,563 1,657
Donnelley Financial Solutions Inc
(d)
20,858 1,049
DoubleVerify Holdings Inc
(d)
105,107 1,158
Life360 Inc
(d)
61,625 2,655
LiveRamp Holdings Inc
(d)
49,617 1,450
N-able Inc/US
(d)
58,583 304
Paycom Software Inc 38,410 4,869
PDF Solutions Inc
(d)
25,157 1,078

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Progress Software Corp
(d)
33,102 $ 922
RingCentral Inc 59,597 2,397
Schrodinger Inc/United States
(d)
44,108 528
SPS Commerce Inc
(d)
29,639 1,663
Teradata Corp
(d)
73,257 1,930
Waystar Holding Corp
(d)
90,228 1,929
ZoomInfo Technologies Inc
(d)
211,176 1,320
$ 41,817
Telecommunications - 2 .94%
A10 Networks Inc 56,199 1,500
Calix Inc
(d)
47,406 2,065
Extreme Networks Inc
(d)
105,540 2,331
Gogo Inc
(d)
61,022 255
Harmonic Inc
(d)
88,219 1,008
Iridium Communications Inc 82,499 3,223
Lumen Technologies Inc
(d)
741,698 6,557
Shenandoah Telecommunications Co 35,815 563
Telephone and Data Systems Inc 77,250 3,481
Uniti Group Inc
(d)
140,917 1,667
Viasat Inc
(d)
106,767 7,037
Viavi Solutions Inc
(d)
181,880 9,531
$ 39,218
Textiles - 0 .22%
UniFirst Corp/MA 11,414 2,916
Transportation - 1 .54%
ArcBest Corp 17,568 2,241
Dorian LPG Ltd 28,893 1,114
Forward Air Corp
(d)
17,438 367
Heartland Express Inc 35,915 481
Hub Group Inc 47,617 2,087
International Seaways Inc 31,836 2,641
Marten Transport Ltd 45,507 686
Matson Inc 24,508 4,275
RXO Inc
(d)
129,061 2,577
Schneider National Inc 39,164 1,218
Werner Enterprises Inc 47,058 1,735
World Kinect Corp 43,670 1,178
$ 20,600
Trucking & Leasing - 0 .09%
Greenbrier Cos Inc/The 24,277 1,192
Water - 0 .50%
American States Water Co 30,431 2,291
California Water Service Group 46,840 1,979
H2O America 29,364 1,650
Middlesex Water Co 14,414 733
$ 6,653
TOTAL COMMON STOCKS $ 1,320,215
Total Investments $ 1,339,201
Other Assets and Liabilities -  (0.45)% (6,047)
TOTAL NET ASSETS - 100.00% $ 1,333,154
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,018 or
0.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,070 or 0.38% of net assets.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 40,747 $ 243,686 $ 272,708 $ 11,725
$ 40,747 $ 243,686 $ 272,708 $ 11,725
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 343 $ — $ — $ —
$ 343 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2026 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2026 Long 46 $ 6,458 $ 342
Total $ 342
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .10 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .08%
iShares Russell 2000 Value ETF 5,009 $ 1,041
Money Market Funds - 4 .02%
BlackRock Liquidity FedFund - Institutional Class
3.53%
(a),(b)
775,298 775
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.55%
(a),(b),(c)
49,156,846 49,157
$ 49,932
TOTAL INVESTMENT COMPANIES $ 50,973
COMMON STOCKS - 96 .80 % Shares Held Value (000's)
Advertising - 0 .43%
Advantage Solutions Inc
(d)
130 $ 4
Boston Omaha Corp
(d),(e)
619 7
National CineMedia Inc 357,637 1,213
Nexxen International Ltd
(d)
949 7
Stagwell Inc
(d),(e)
327,300 2,052
TechTarget Inc
(d)
902 5
WPP PLC ADR
(e)
115,800 2,095
$ 5,383
Aerospace & Defense - 0 .03%
AAR Corp
(d)
898 99
AerSale Corp
(d)
1,098 7
AIRO Group Holdings Inc
(d),(e)
129 1
Astronics Corp
(d)
81 6
Beta Technologies Inc
(d),(e)
377 6
Ducommun Inc
(d)
421 60
Firefly Aerospace Inc
(d),(e)
264 9
Intuitive Machines Inc
(d)
3,190 81
Mercury Systems Inc
(d)
1,283 101
National Presto Industries Inc 159 22
Voyager Technologies Inc
(d)
447 12
York Space Systems Inc
(d),(e)
202 7
$ 411
Agriculture - 0 .02%
Alico Inc 172 7
Andersons Inc/The 991 78
Dole PLC 2,008 30
Fresh Del Monte Produce Inc 1,017 43
Limoneira Co 577 7
Tejon Ranch Co
(d)
650 13
Turning Point Brands Inc 64 5
Universal Corp/VA 741 40
$ 223
Airlines - 0 .01%
Allegiant Travel Co
(d)
363 27
flyExclusive Inc
(d)
271 1
Frontier Group Holdings Inc
(d)
569 2
JetBlue Airways Corp
(d)
9,107 42
SkyWest Inc
(d)
1,240 102
Sun Country Airlines Holdings Inc
(d)
677 11
$ 185
Apparel - 0 .71%
Capri Holdings Ltd
(d)
3,601 70
Carter's Inc 13,771 497
Columbia Sportswear Co 19,200 1,170
Crocs Inc
(d)
20,700 2,111
Kontoor Brands Inc 23,522 1,726
Lakeland Industries Inc 303 3
Oxford Industries Inc 26,970 1,155
PVH Corp 10,900 997
Rocky Brands Inc 217 8
Steven Madden Ltd 28,229 1,061
Superior Group of Cos Inc 406 4
Torrid Holdings Inc
(d)
1,168 2
Weyco Group Inc 187 6
$ 8,810
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers - 0 .12%
Blue Bird Corp
(d)
22,800 $ 1,462
Faraday Future Intelligent Electric Inc
(d)
6,120 3
Hyliion Holdings Corp
(d)
3,796 7
Wabash National Corp 1,209 10
$ 1,482
Automobile Parts & Equipment - 1 .31%
Adient PLC
(d)
100,884 2,124
Cooper-Standard Holdings Inc
(d)
491 15
Dana Inc 3,448 126
Dauch Corporation
(d)
7,017 40
Douglas Dynamics Inc 24,464 1,128
Fox Factory Holding Corp
(d)
55,233 980
Garrett Motion Inc 111,393 2,853
Gentex Corp 84,100 1,943
Gentherm Inc
(d)
909 27
Goodyear Tire & Rubber Co/The
(d)
8,434 60
Holley Inc
(d)
2,340 8
indie Semiconductor Inc
(d),(e)
3,763 17
Lear Corp 15,100 1,920
Methode Electronics Inc 198,887 1,595
Microvast Holdings Inc
(d)
2,497 5
Miller Industries Inc/TN 21,410 1,028
Motorcar Parts of America Inc
(d)
465 5
Phinia Inc 1,166 84
Solid Power Inc
(d)
4,825 17
Standard Motor Products Inc 635 24
Strattec Security Corp
(d)
125 9
Titan International Inc
(d)
1,593 12
Visteon Corp 20,697 2,312
$ 16,332
Banks - 16 .57%
1st Source Corp 23,172 1,704
ACNB Corp
(e)
311 16
Alerus Financial Corp 702 19
Amalgamated Financial Corp 703 29
Amerant Bancorp Inc 72,968 1,676
Ameris Bancorp 104,824 8,936
Ames National Corp 272 8
Arrow Financial Corp 30,021 1,107
Associated Banc-Corp 78,410 2,208
Atlantic Union Bankshares Corp 4,367 164
Avidbank Holdings Inc
(d)
106 3
BancFirst Corp 53 6
Bank First Corp 263 38
Bank of Hawaii Corp 272 22
Bank of Marin Bancorp 44,429 1,139
Bank of NT Butterfield & Son Ltd/The 1,277 71
Bank7 Corp 11,629 499
BankUnited Inc 47,787 2,221
Bankwell Financial Group Inc 174 9
Banner Corp 1,031 69
Bar Harbor Bankshares 515 18
BayCom Corp 16,286 488
BCB Bancorp Inc 538 5
Blue Ridge Bankshares Inc 2,066 7
Bridgewater Bancshares Inc
(d)
23,102 419
Burke & Herbert Financial Services Corp 16,046 1,032
Business First Bancshares Inc 963 26
Byline Bancorp Inc 945 30
C&F Financial Corp 93 7
California BanCorp 585 11
Camden National Corp 27,794 1,339
Capital Bancorp Inc 16,339 515
Capital City Bank Group Inc 430 20
Carter Bankshares Inc 29,230 748
Cathay General Bancorp 40,408 2,264
CB Financial Services Inc 141 5
Central Pacific Financial Corp 28,297 942
Chain Bridge Bancorp Inc
(d)
66 2

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Chemung Financial Corp 127 $ 8
ChoiceOne Financial Services Inc 35,022 1,052
Citizens & Northern Corp 508 11
Citizens Financial Services Inc 127 8
City Holding Co 156 19
Civista Bancshares Inc 43,504 1,082
CNB Financial Corp/PA 52,805 1,604
CoastalSouth Bancshares Inc 248 6
Colony Bankcorp Inc 592 12
Columbia Banking System Inc 282,410 8,359
Commercial Bancgroup Inc 211 6
Community Financial System Inc 1,256 80
Community Trust Bancorp Inc 17,538 1,139
Community West Bancshares 42,784 1,015
ConnectOne Bancorp Inc 82,384 2,408
Cullen/Frost Bankers Inc 60,030 8,700
Customers Bancorp Inc
(d)
902 69
CVB Financial Corp 133,193 2,713
Dime Community Bancshares Inc 58,813 2,111
Eagle Bancorp Inc 90,593 2,342
Eagle Financial Services Inc 133 5
Eastern Bankshares Inc 6,641 134
ECB Bancorp Inc/MD
(d)
277 5
Enterprise Financial Services Corp 34,937 2,020
Equity Bancshares Inc 529 24
Farmers & Merchants Bancorp Inc/Archbold OH 388 10
Farmers National Banc Corp 78,572 1,106
FB Bancorp Inc
(d),(e)
491 7
FB Financial Corp 1,340 72
Fidelity D&D Bancorp Inc 145 7
Financial Institutions Inc 31,736 1,081
Finwise Bancorp
(d)
129 2
First Bancorp Inc/The 330 9
First BanCorp/Puerto Rico 2,193 53
First Bancorp/Southern Pines NC 1,236 71
First Bank/Hamilton NJ 661 10
First Busey Corp 84,382 2,210
First Business Financial Services Inc 215 12
First Commonwealth Financial Corp 3,161 58
First Community Bankshares Inc 524 22
First Community Corp/SC 165 5
First Financial Bancorp 274,996 8,327
First Financial Corp 17,225 1,131
First Hawaiian Inc 75,707 2,065
First Internet Bancorp 25,150 576
First Interstate BancSystem Inc 2,627 93
First Merchants Corp 49,816 2,015
First Mid Bancshares Inc 25,569 1,076
First National Corp/VA 225 6
First United Corp 184 7
Firstsun Capital Bancorp
(d)
80,263 2,838
Five Star Bancorp 25,578 1,035
Flagstar Bank NA 160,380 2,241
Franklin Financial Services Corp 128 7
Fulton Financial Corp 5,877 127
FVCBankcorp Inc
(e)
472 7
GBank Financial Holdings Inc
(d)
261 8
German American Bancorp Inc 1,110 48
Glacier Bancorp Inc 162,085 7,950
Great Southern Bancorp Inc 24,322 1,659
Hancock Whitney Corp 2,561 173
Hanmi Financial Corp 76,677 2,294
Hanover Bancorp Inc
(e)
131 3
Hawthorn Bancshares Inc 176 6
HBT Financial Inc 350 10
Heritage Financial Corp/WA 43,862 1,207
Hilltop Holdings Inc 56,785 2,139
Home BancShares Inc/AR 5,770 155
Hope Bancorp Inc 171,864 2,139
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Horizon Bancorp Inc/IN 1,519 $ 27
Independent Bank Corp 7,750 604
Independent Bank Corp/MI 28,795 957
International Bancshares Corp 1,493 107
Investar Holding Corp 393 11
John Marshall Bancorp Inc 388 8
Kearny Financial Corp/MD 170,473 1,370
Lakeland Financial Corp 346 21
Landmark Bancorp Inc/Manhattan KS 177 5
LCNB Corp 413 7
Live Oak Bancshares Inc 38,734 1,456
MainStreet Bancshares Inc 199 5
Mechanics Bancorp
(e)
1,464 22
Mercantile Bank Corp 31,015 1,592
Merchants Bancorp/IN 47,532 2,212
Meridian Corp 233 4
Metrocity Bankshares Inc 297 10
Metropolitan Bank Holding Corp 208 18
Mid Penn Bancorp Inc 17,001 561
Midland States Bancorp Inc 82,026 2,133
MVB Financial Corp 9,443 247
National Bank Holdings Corp 1,161 50
National Bankshares Inc 191 7
NB Bancorp Inc 70,855 1,391
NBT Bancorp Inc 1,468 64
NewtekOne Inc 754 10
Nicolet Bankshares Inc 449 66
Northeast Bank 12,996 1,616
Northeast Community Bancorp Inc 10,879 261
Northpointe Bancshares Inc 114,328 2,038
Northrim BanCorp Inc 321 8
Norwood Financial Corp
(e)
282 8
Oak Valley Bancorp 210 7
OFG Bancorp 1,308 60
Ohio Valley Banc Corp 117 5
Old National Bancorp/IN 360,767 8,647
Old Second Bancorp Inc 1,525 31
OP Bancorp 330 5
Orange County Bancorp Inc
(e)
254 9
Origin Bancorp Inc 12,605 590
Orrstown Financial Services Inc 593 22
Park National Corp 454 78
Parke Bancorp Inc 298 9
PCB Bancorp 287 7
Peapack-Gladstone Financial Corp 37,707 1,574
Peoples Bancorp Inc/OH 46,947 1,615
Peoples Bancorp of North Carolina Inc 130 5
Peoples Financial Services Corp 4,860 277
Pioneer Bancorp Inc/NY
(d)
338 5
Plumas Bancorp 200 10
Ponce Financial Group Inc
(d)
603 11
Preferred Bank/Los Angeles CA 20,752 1,966
Primis Financial Corp 644 9
Princeton Bancorp Inc 141 5
Prosperity Bancshares Inc 118,365 8,244
QCR Holdings Inc 499 45
RBB Bancorp 27,931 674
Red River Bancshares Inc 152 14
Renasant Corp 2,870 114
Republic Bancorp Inc/KY 255 19
Rhinebeck Bancorp Inc
(d)
139 2
Richmond Mutual BanCorp Inc 281 4
S&T Bancorp Inc 24,630 1,087
SB Financial Group Inc 210 4
Seacoast Banking Corp of Florida 2,958 93
Shore Bancshares Inc 47,255 912
Sierra Bancorp 16,345 590
Simmons First National Corp 77,297 1,644
SmartFinancial Inc 384 16

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
South Plains Financial Inc 379 $ 16
Southern First Bancshares Inc
(d)
17,839 1,004
Southside Bancshares Inc 32,162 1,062
Southstate Bank Corp 90,460 8,835
SR Bancorp Inc 223 4
Stellar Bancorp Inc 1,405 53
Stock Yards Bancorp Inc 53 4
Texas Capital Bancshares Inc 1,160 117
Third Coast Bancshares Inc
(d)
377 14
Tompkins Financial Corp 413 35
Towne Bank/Portsmouth VA 16,778 597
TriCo Bancshares 17,651 888
Triumph Financial Inc
(d)
381 26
TrustCo Bank Corp NY 45,547 2,168
Trustmark Corp 1,673 74
UMB Financial Corp 64,790 8,175
Union Bankshares Inc/Morrisville VT
(e)
46 1
United Bankshares Inc/WV 183,388 8,035
United Community Banks Inc/GA 244,511 8,150
Unity Bancorp Inc 119 6
Univest Financial Corp 49,557 1,882
Valley National Bancorp 145,553 1,976
Virginia National Bankshares Corp 146 6
Walker & Dunlop Inc 17,610 887
Washington Trust Bancorp Inc 51,222 1,610
WesBanco Inc 2,726 94
West BanCorp Inc 394 9
Westamerica BanCorp 715 39
Western New England Bancorp Inc 556 8
Wintrust Financial Corp 54,165 8,156
$ 206,067
Beverages - 1 .08%
Coca-Cola Consolidated Inc 65,275 13,386
MGP Ingredients Inc 432 9
$ 13,395
Biotechnology - 0 .46%
4D Molecular Therapeutics Inc
(d)
1,339 12
Aardvark Therapeutics Inc
(d),(e)
236 1
Abeona Therapeutics Inc
(d),(e)
183 1
Absci Corp
(d),(e)
988 5
Aktis Oncology Inc
(d)
298 6
Aldeyra Therapeutics Inc
(d)
484 1
Alector Inc
(d)
2,560 6
Allogene Therapeutics Inc
(d)
5,158 11
Alpha Teknova Inc
(d),(e)
129 —
Alumis Inc
(d)
2,098 52
ANI Pharmaceuticals Inc
(d)
13,100 1,041
Annexon Inc
(d)
3,971 23
Arbutus Biopharma Corp
(d)
251 1
Arcturus Therapeutics Holdings Inc
(d),(e)
499 4
Arcus Biosciences Inc
(d)
692 18
Atea Pharmaceuticals Inc
(d)
2,143 12
Atlantic International Corp
(d),(e)
375 —
Aura Biosciences Inc
(d)
933 6
Bicara Therapeutics Inc
(d),(e)
883 19
BioAge Labs Inc
(d)
884 15
BioCryst Pharmaceuticals Inc
(d)
723 7
Cardiff Oncology Inc
(d),(e)
1,018 2
Cartesian Therapeutics Inc
(d)
394 2
Celcuity Inc
(d)
61 7
Celldex Therapeutics Inc
(d)
2,318 76
Cogent Biosciences Inc
(d)
255 9
Compass Therapeutics Inc
(d)
2,088 4
CRISPR Therapeutics AG
(d)
2,796 146
Cullinan Therapeutics Inc
(d)
1,648 21
Cytek Biosciences Inc
(d)
3,536 16
Cytokinetics Inc
(d)
3,261 209
Definium Therapeutics Inc
(d)
2,073 45
Denali Therapeutics Inc
(d)
4,086 76
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Design Therapeutics Inc
(d)
731 $ 10
Dianthus Therapeutics Inc
(d)
1,002 88
Dyne Therapeutics Inc
(d)
2,775 49
Editas Medicine Inc
(d)
3,013 9
Eledon Pharmaceuticals Inc
(d)
2,146 8
Emergent BioSolutions Inc
(d)
1,575 13
Entrada Therapeutics Inc
(d)
871 12
Erasca Inc
(d)
5,784 62
Esperion Therapeutics Inc
(d)
4,880 10
Evommune Inc
(d)
171 4
EyePoint Inc
(d)
2,357 31
Fate Therapeutics Inc
(d)
3,330 4
Forafric Global PLC
(d)
51 —
Humacyte Inc
(d)
4,595 4
Ideaya Biosciences Inc
(d)
2,578 75
ImmunityBio Inc
(d),(e)
1,585 11
Inhibrx Biosciences Inc
(d)
277 36
Innoviva Inc
(d)
317 7
Intellia Therapeutics Inc
(d)
3,399 46
Iovance Biotherapeutics Inc
(d)
10,190 34
Jade Biosciences Inc
(d)
1,011 25
Janux Therapeutics Inc
(d)
884 13
Keros Therapeutics Inc
(d)
896 10
Kodiak Sciences Inc
(d)
1,146 50
Korro Bio Inc
(d),(e)
245 3
Kura Oncology Inc
(d)
2,464 22
Larimar Therapeutics Inc
(d),(e)
1,445 6
LB Pharmaceuticals Inc
(d),(e)
280 9
Lexeo Therapeutics Inc
(d)
2,011 11
Ligand Pharmaceuticals Inc
(d)
525 120
MapLight Therapeutics Inc
(d)
281 9
Maravai LifeSciences Holdings Inc
(d)
3,323 12
Maze Therapeutics Inc
(d)
776 21
MBX Biosciences Inc
(d)
848 26
MeiraGTx Holdings plc
(d)
403 4
Monte Rosa Therapeutics Inc
(d)
1,852 35
Myriad Genetics Inc
(d)
2,819 13
NeoGenomics Inc
(d)
3,567 33
Nkarta Inc
(d)
1,431 4
Novavax Inc
(d)
812 6
Nurix Therapeutics Inc
(d)
3,113 52
Nuvation Bio Inc
(d)
6,803 30
Olema Pharmaceuticals Inc
(d)
2,089 30
Omeros Corp
(d)
287 4
Oruka Therapeutics Inc
(d),(e)
1,181 81
Palvella Therapeutics Inc
(d)
21 3
Perspective Therapeutics Inc
(d)
1,904 7
Phathom Pharmaceuticals Inc
(d)
1,078 12
Praxis Precision Medicines Inc
(d)
727 232
Precigen Inc
(d)
524 2
Prime Medicine Inc
(d)
3,320 12
Protara Therapeutics Inc
(d)
1,574 8
Prothena Corp PLC
(d)
1,228 14
PTC Therapeutics Inc
(d)
440 29
Puma Biotechnology Inc
(d)
1,320 10
Rapport Therapeutics Inc
(d)
880 29
REGENXBIO Inc
(d)
1,449 13
Relay Therapeutics Inc
(d)
4,304 56
Replimune Group Inc
(d)
2,480 6
Rezolute Inc
(d)
507 2
Rocket Pharmaceuticals Inc
(d)
2,200 8
Sana Biotechnology Inc
(d)
4,466 15
Sarepta Therapeutics Inc
(d)
86,800 1,812
Scholar Rock Holding Corp
(d)
218 10
Septerna Inc
(d)
631 15
Solid Biosciences Inc
(d)
1,771 13
Syndax Pharmaceuticals Inc
(d)
214 5
Tango Therapeutics Inc
(d)
3,381 73
Tectonic Therapeutic Inc
(d),(e)
279 8

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Terns Pharmaceuticals Inc
(d)
2,933 $ 155
Tevogen Bio Holdings Inc
(d),(e)
34 —
Theravance Biopharma Inc
(d)
279 5
Third Harmonic Bio Inc
(d),(f)
1,482 —
Travere Therapeutics Inc
(d)
160 7
TriSalus Life Sciences Inc
(d),(e)
745 3
Tvardi Therapeutics Inc
(d)
250 1
Tyra Biosciences Inc
(d)
771 27
Upstream Bio Inc
(d)
1,006 9
UroGen Pharma Ltd
(d)
246 6
Verastem Inc
(d)
902 5
Vir Biotechnology Inc
(d)
2,802 29
Viridian Therapeutics Inc
(d)
571 8
WaVe Life Sciences Ltd
(d)
555 4
Xencor Inc
(d)
2,155 26
XOMA Royalty Corp
(d)
100 4
Zenas Biopharma Inc
(d)
685 13
$ 5,692
Building Materials - 2 .61%
AirJoule Technologies Corp
(d)
1,026 3
American Woodmark Corp
(d)
38,831 1,696
Apogee Enterprises Inc 26,111 950
Aspen Aerogels Inc
(d)
2,031 8
Boise Cascade Co 1,137 90
Carlisle Cos Inc 43,495 15,452
Fortune Brands Innovations Inc 46,200 1,873
Gibraltar Industries Inc
(d)
913 36
JELD-WEN Holding Inc
(d)
2,603 4
LSI Industries Inc 226 5
Masterbrand Inc
(d)
3,901 35
NWPX Infrastructure Inc
(d)
289 28
Owens Corning 81,530 10,056
UFP Industries Inc 24,660 2,207
$ 32,443
Chemicals - 5 .12%
AdvanSix Inc 775 19
American Vanguard Corp
(d)
782 2
Axalta Coating Systems Ltd
(d)
65,800 1,871
Cabot Corp 6,439 496
Calumet Inc
(d)
1,849 61
Codexis Inc
(d)
567 2
Ecovyst Inc
(d)
465,106 6,595
Element Solutions Inc 538,960 22,954
Hawkins Inc 40,725 6,819
HB Fuller Co 32,612 1,973
Huntsman Corp 162,500 2,335
Innospec Inc 18,963 1,446
Intrepid Potash Inc
(d)
326 13
Koppers Holdings Inc 600 25
Kronos Worldwide Inc 669 5
Mativ Holdings Inc 1,657 15
Minerals Technologies Inc 967 70
Oil-Dri Corp of America 63 5
Olin Corp 86,700 2,469
Orion SA 1,691 13
Perimeter Solutions Inc
(d)
4,242 129
Quaker Chemical Corp 421 57
Rayonier Advanced Materials Inc
(d)
1,982 19
Rogers Corp
(d)
553 75
Sensient Technologies Corp 141,940 16,130
Stepan Co 660 33
Tronox Holdings PLC 3,623 36
Valhi Inc 116 2
$ 63,669
Coal - 0 .03%
Alpha Metallurgical Resources Inc
(d)
242 45
Core Natural Resources Inc 1,020 92
Hallador Energy Co
(d)
89 1
NACCO Industries Inc 123 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Coal (continued)
Peabody Energy Corp 3,730 $ 99
SunCoke Energy Inc 2,576 18
Warrior Met Coal Inc 1,596 143
$ 404
Commercial Services - 4 .71%
ABM Industries Inc 36,804 1,501
Acacia Research Corp
(d)
1,047 5
AirSculpt Technologies Inc
(d),(e)
263 1
Alight Inc 14,225 12
Alta Equipment Group Inc 600 5
American Public Education Inc
(d)
29 2
AMN Healthcare Services Inc
(d)
1,146 23
BrightView Holdings Inc 2,129 25
Brink's Co/The 15,800 1,687
Cass Information Systems Inc 11,173 528
CBIZ Inc
(d)
55,400 1,690
Chaince Digital Holdings Inc
(d),(e)
1,099 6
Cimpress PLC
(d)
408 36
CoreCivic Inc
(d)
2,673 55
Cross Country Healthcare Inc
(d)
958 10
Custom Truck One Source Inc
(d)
71,422 704
Deluxe Corp 1,336 42
Distribution Solutions Group Inc
(d),(e)
37 1
Emerald Holding Inc 113,900 532
Ennis Inc 25,089 523
Euronet Worldwide Inc
(d)
29,300 2,121
European Wax Center Inc
(d)
107 1
First Advantage Corp
(d)
771 10
Flywire Corp
(d)
344 5
Forrester Research Inc
(d)
63,139 397
Franklin Covey Co
(d)
71 2
FTI Consulting Inc
(d)
78,535 14,081
GPGI Inc
(e)
574 9
Graham Holdings Co 98 110
Green Dot Corp
(d)
1,646 21
H&R Block Inc 50,800 1,612
Hackett Group Inc/The 94 1
Healthcare Services Group Inc
(d)
50,614 1,084
Herc Holdings Inc 7,400 939
HireQuest Inc 153 2
ICF International Inc 561 40
Information Services Group Inc 783 3
Insperity Inc 41,500 1,476
John Wiley & Sons Inc 81 3
Kelly Services Inc 940 9
Kforce Inc
(e)
65,348 2,955
Korn Ferry 17,771 1,181
Laureate Education Inc
(d)
17,364 522
Legence Corp
(d)
680 59
Lifecore Biomedical Inc
(d)
368 2
ManpowerGroup Inc 35,900 1,087
MarketWise Inc 53 1
Marqeta Inc
(d)
5,933 26
Matthews International Corp 904 26
Medifast Inc
(d)
373 4
Mister Car Wash Inc
(d)
326 2
Monro Inc 829 15
NPK International Inc
(d)
2,499 41
NRC Health 51,600 849
Paysafe Ltd
(d)
964 9
Perdoceo Education Corp 1,955 66
PROG Holdings Inc 1,183 42
Public Policy Holding Co Inc 96 1
Quad/Graphics Inc 368 3
Repay Holdings Corp
(d)
2,065 8
Resources Connection Inc 129,905 550
Robert Half Inc 83,400 2,219
Sezzle Inc
(d)
54 4
Strategic Education Inc 703 55

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Target Hospitality Corp
(d)
985 $ 14
TIC Solutions Inc
(d)
4,678 43
Transcat Inc
(d)
140 11
TrueBlue Inc
(d)
207,197 1,137
Upbound Group Inc 105,328 2,081
USCB Financial Holdings Inc 265 5
Valvoline Inc
(d),(e)
424,855 14,118
Vestis Corp
(d)
2,751 27
WEX Inc
(d)
13,400 2,014
Willdan Group Inc
(d)
138 10
$ 58,501
Computers - 1 .04%
3D Systems Corp
(d),(e)
4,348 11
Amdocs Ltd 30,200 1,953
Amentum Holdings Inc
(d)
51,600 1,353
Conduent Inc
(d)
4,313 7
Corsair Gaming Inc
(d)
1,429 10
Crane NXT Co 38,900 1,738
Cricut Inc 1,454 6
CSP Inc
(e)
80 1
Diebold Nixdorf Inc
(d)
53 4
Everforth Inc
(d)
55,174 1,164
Genpact Ltd 54,800 1,904
Grid Dynamics Holdings Inc
(d)
386 2
Insight Enterprises Inc
(d)
19,290 1,406
Maximus Inc 20,800 1,365
Mitek Systems Inc
(d)
1,041 15
NCR Voyix Corp
(d)
4,244 29
NetScout Systems Inc
(d)
2,126 72
OneSpan Inc 1,013 12
PAR Technology Corp
(d)
513 7
Pitney Bowes Inc 3,115 48
Rimini Street Inc
(d)
1,240 4
Science Applications International Corp 18,200 1,761
Telos Corp
(d)
1,564 7
TTEC Holdings Inc
(d),(e)
618 2
Unisys Corp
(d)
579 1
V2X Inc
(d)
747 51
Vuzix Corp
(d)
299 1
$ 12,934
Consumer Products - 0 .26%
ACCO Brands Corp 2,677 8
Acme United Corp 123 5
Helen of Troy Ltd
(d)
58,263 1,349
Quanex Building Products Corp 1,390 28
Reynolds Consumer Products Inc 87,600 1,837
Spectrum Brands Holdings Inc 693 57
$ 3,284
Cosmetics & Personal Care - 0 .34%
Edgewell Personal Care Co 46,483 1,048
Honest Co Inc/The
(d),(e)
1,448 5
Interparfums Inc 20,500 1,870
Olaplex Holdings Inc
(d),(e)
4,302 9
Prestige Consumer Healthcare Inc
(d)
21,990 1,238
SkinHealth Systems Inc
(d),(e)
1,205 1
Waldencast plc
(d)
2,028 2
$ 4,173
Distribution & Wholesale - 2 .63%
EVI Industries Inc 242 4
G-III Apparel Group Ltd 46,298 1,444
Global Industrial Co 33,161 1,098
Gold.com Inc 596 27
Hudson Technologies Inc
(d)
1,178 7
OPENLANE Inc
(d)
3,205 101
Resideo Technologies Inc
(d)
36,555 1,513
Rush Enterprises Inc - Class A 134,017 9,921
Rush Enterprises Inc - Class B 120 9
ScanSource Inc
(d)
43,099 1,772
Titan Machinery Inc
(d)
68,107 1,424
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
VSE Corp 117 $ 20
WESCO International Inc 43,950 15,344
$ 32,684
Diversified Financial Services - 3 .53%
AlTi Global Inc
(d)
1,499 5
Artisan Partners Asset Management Inc 338,752 12,683
Atlanticus Holdings Corp
(d)
150 12
Bakkt Inc
(d),(e)
417 4
Better Home & Finance Holding Co
(d)
182 7
Bread Financial Holdings Inc 31,830 2,699
Burford Capital Ltd 2,247 11
Cohen & Steers Inc 75 5
Columbia Financial Inc
(d)
751 14
Consumer Portfolio Services Inc
(d),(e)
293 3
DigitalBridge Group Inc 5,425 84
Enact Holdings Inc 53,833 2,300
Encore Capital Group Inc
(d)
666 55
Federal Agricultural Mortgage Corp 24 4
Federated Hermes Inc 38,900 2,260
Finance Of America Cos Inc
(d)
155 3
First Western Financial Inc
(d)
20,204 572
Fold Holdings Inc
(d)
125 —
GCM Grosvenor Inc 199 2
Houlihan Lokey Inc 65,235 10,095
International Money Express Inc
(d)
70,600 1,123
Jefferson Capital Inc 463 10
LendingClub Corp
(d)
3,459 59
LendingTree Inc
(d)
26 1
loanDepot Inc
(d)
3,075 5
Marex Group PLC 529 28
Medallion Financial Corp 499 5
Miami International Holdings Inc
(d)
350 16
Navient Corp 220,312 2,035
Nelnet Inc 395 56
Onity Group Inc
(d)
217 10
Oportun Financial Corp
(d)
1,241 8
Pagseguro Digital Ltd 2,086 21
PennyMac Financial Services Inc 896 81
PRA Group Inc
(d)
1,189 26
Radian Group Inc 67,367 2,414
Regional Management Corp 238 9
Resolute Holdings Management Inc
(d)
86 12
Security National Financial Corp
(d)
498 5
Siebert Financial Corp
(d)
543 1
Silvercrest Asset Management Group Inc
(e)
204 3
SLM Corp 86,600 1,999
Strive Inc
(d),(e)
1,293 20
Velocity Financial Inc
(d)
356 7
Virtu Financial Inc 26,500 1,316
Virtus Investment Partners Inc 15,178 2,209
Voya Financial Inc 18,400 1,508
Vroom Inc
(d)
38 1
Wealthfront Corp
(d)
394 4
Webull Corp
(d)
7,274 50
Westwood Holdings Group Inc 276 4
World Acceptance Corp
(d)
73 11
$ 43,875
Electric - 0 .92%
Ameresco Inc
(d)
961 28
Avista Corp 52,030 2,139
Black Hills Corp 34,992 2,635
Genie Energy Ltd 579 8
Hawaiian Electric Industries Inc
(d)
5,011 75
MGE Energy Inc 541 43
Net Power Inc
(d)
1,350 3
Northwestern Energy Group Inc 16,787 1,215
Oklo Inc
(d)
2,863 208
Ormat Technologies Inc 1,870 215
Otter Tail Corp 11,808 1,054

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Portland General Electric Co 48,001 $ 2,492
TXNM Energy Inc 3,086 182
Unitil Corp 21,758 1,141
$ 11,438
Electrical Components & Equipment - 0 .13%
Energizer Holdings Inc 62,690 1,228
EnerSys 1,060 226
Insteel Industries Inc 259 7
nLight Inc
(d)
1,362 95
$ 1,556
Electronics - 3 .50%
Allient Inc 412 31
Applied Optoelectronics Inc
(d)
414 68
Arrow Electronics Inc
(d)
12,500 2,348
Atkore Inc 21,656 1,693
Atmus Filtration Technologies Inc 24,448 1,550
Avnet Inc 37,000 3,053
Bel Fuse Inc - A Shares 49 12
Bel Fuse Inc - B Shares 316 87
Benchmark Electronics Inc 1,081 89
CTS Corp 754 43
Ingram Micro Holding Corp 72,500 2,231
Itron Inc
(d)
16,817 1,409
Kimball Electronics Inc
(d)
45,151 1,219
Knowles Corp
(d)
2,424 76
MicroVision Inc
(d)
4,387 3
Neonode Inc
(d)
109 —
Plexus Corp
(d)
54 14
Sanmina Corp
(d)
83,627 18,215
Sensata Technologies Holding PLC 55,600 2,315
Standard BioTools Inc
(d)
8,802 8
TTM Technologies Inc
(d)
3,135 496
Turtle Beach Corp
(d)
152 2
Vicor Corp
(d)
15,850 4,268
Vishay Intertechnology Inc 84,090 2,436
Vontier Corp 50,900 1,826
$ 43,492
Energy - Alternate Sources - 0 .26%
Array Technologies Inc
(d)
3,632 28
Fluence Energy Inc
(d)
415 5
FutureFuel Corp 872 4
Gevo Inc
(d)
7,085 14
Green Plains Inc
(d)
2,100 37
Montauk Renewables Inc
(d)
1,622 2
Nextpower Inc
(d)
888 106
Plug Power Inc
(d)
40,553 127
REX American Resources Corp
(d)
57,117 2,770
Shoals Technologies Group Inc
(d)
4,324 34
SunPower Inc
(d),(e)
2,213 2
Sunrun Inc
(d)
6,932 88
T1 Energy Inc
(d)
6,140 29
XCF Global Inc
(d)
1,506 1
$ 3,247
Engineering & Construction - 0 .23%
908 Devices Inc
(d),(e)
273 2
Arcosa Inc 1,070 135
Bowman Consulting Group Ltd
(d)
33 1
Cardinal Infrastructure Group Inc
(d)
180 10
Concrete Pumping Holdings Inc
(d)
711 6
Fluor Corp
(d)
47,560 2,537
Granite Construction Inc 185 25
Latham Group Inc
(d)
229 1
Mistras Group Inc
(d)
337 6
Orion Group Holdings Inc
(d)
1,012 14
Primoris Services Corp 108 20
Southland Holdings Inc
(d)
757 1
Tutor Perini Corp 1,363 127
$ 2,885
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 1 .42%
Accel Entertainment Inc
(d)
135,900 $ 1,697
AMC Entertainment Holdings Inc
(d),(e)
15,780 24
Brightstar Lottery PLC 157,359 2,066
Churchill Downs Inc 17,600 1,777
Falcon's Beyond Global Inc
(d),(e)
140 2
Lionsgate Studios Corp
(d)
6,274 78
Marriott Vacations Worldwide Corp 36,197 2,607
Monarch Casino & Resort Inc 5,700 677
Pursuit Attractions and Hospitality Inc
(d)
610 26
RCI Hospitality Holdings Inc 96 2
Red Rock Resorts Inc 101,491 5,476
Reservoir Media Inc
(d)
649 7
Six Flags Entertainment Corp
(d)
592 11
Starz Entertainment Corp
(d),(e)
353 7
United Parks & Resorts Inc
(d)
34,981 1,233
Vail Resorts Inc
(e)
15,000 1,908
Webtoon Entertainment Inc
(d)
550 7
$ 17,605
Environmental Control - 1 .37%
Arq Inc
(d)
980 2
Clean Harbors Inc
(d)
54,365 16,999
Enviri Corp
(d)
2,313 46
Montrose Environmental Group Inc
(d)
990 21
Perma-Fix Environmental Services Inc
(d),(e)
449 6
Pure Cycle Corp
(d)
639 7
$ 17,081
Food - 0 .97%
B&G Foods Inc 167,175 926
Beyond Meat Inc
(d)
12,539 12
Calavo Growers Inc
(e)
59,751 1,682
Flowers Foods Inc 160,600 1,455
Grocery Outlet Holding Corp
(d)
157,404 1,245
Hain Celestial Group Inc/The
(d)
3,130 2
HF Foods Group Inc
(d)
1,391 3
Ingles Markets Inc 448 41
John B Sanfilippo & Son Inc 24,045 1,967
Lamb Weston Holdings Inc 42,900 1,868
Mission Produce Inc
(d),(e)
1,287 18
Nathan's Famous Inc 10,309 1,035
Seneca Foods Corp - Class A
(d)
137 19
Simply Good Foods Co/The
(d)
121,052 1,619
United Natural Foods Inc
(d)
1,836 92
Utz Brands Inc 2,236 18
Village Super Market Inc 275 12
Weis Markets Inc
(e)
420 29
$ 12,043
Forest Products & Paper - 0 .08%
Magnera Corp
(d)
992 10
Sylvamo Corp 22,121 945
$ 955
Gas - 3 .87%
Brookfield Infrastructure Corp 3,690 136
Chesapeake Utilities Corp 473 60
MDU Resources Group Inc 438,745 9,885
National Fuel Gas Co 98,830 8,339
New Jersey Resources Corp 43,275 2,437
Northwest Natural Holding Co 233,988 12,401
ONE Gas Inc 19,922 1,778
RGC Resources Inc 240 5
Southwest Gas Holdings Inc 2,105 198
Spire Inc 140,875 12,845
$ 48,084
Hand & Machine Tools - 0 .01%
Kennametal Inc 2,317 90
Luxfer Holdings PLC 819 12
$ 102

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 1 .57%
10X Genomics Inc
(d)
2,529 $ 56
Accuray Inc
(d)
651 —
AngioDynamics Inc
(d)
894 10
Artivion Inc
(d)
250 9
Avanos Medical Inc
(d)
1,358 33
Azenta Inc
(d)
1,228 30
Beta Bionics Inc
(d)
224 2
CapsoVision Inc
(d),(e)
396 3
Castle Biosciences Inc
(d)
912 22
CONMED Corp 49,553 1,817
Embecta Corp 1,568 14
Enovis Corp
(d)
1,730 41
GRAIL Inc
(d)
1,076 59
ICU Medical Inc
(d)
178 21
Inmode Ltd
(d)
119,000 1,722
Inogen Inc
(d)
728 5
Integra LifeSciences Holdings Corp
(d),(e)
2,040 22
Kestra Medical Technologies Ltd
(d),(e)
92 2
Lantheus Holdings Inc
(d)
29,000 2,454
LivaNova PLC
(d)
35,615 2,140
Lucid Diagnostics Inc
(d)
1,938 2
MaxCyte Inc
(d)
3,496 3
Merit Medical Systems Inc
(d)
128 9
Neogen Corp
(d)
6,695 63
OmniAb Inc
(d)
3,299 5
OmniAb Inc - Rights
(d)
476 —
OmniAb Inc - Rights
(d)
476 —
Omnicell Inc
(d)
1,353 56
OraSure Technologies Inc
(d)
2,411 7
Orthofix Medical Inc
(d)
1,193 14
OrthoPediatrics Corp
(d)
445 7
Outset Medical Inc
(d)
316 1
Pacific Biosciences of California Inc
(d)
8,489 14
Picard Medical Inc
(d)
68 —
Quanterix Corp
(d)
1,394 4
Quantum-Si Inc
(d)
5,847 6
QuidelOrtho Corp
(d)
1,157 14
Revvity Inc 112,260 9,724
Shoulder Innovations Inc
(d)
96 1
STAAR Surgical Co
(d)
167 4
Stereotaxis Inc
(d)
231 —
Tactile Systems Technology Inc
(d)
654 15
Utah Medical Products Inc 16,244 1,063
Varex Imaging Corp
(d)
1,240 15
$ 19,489
Healthcare - Services - 1 .54%
Acadia Healthcare Co Inc
(d)
415,165 10,751
Addus HomeCare Corp
(d)
285 28
Ardent Health Inc
(d)
72,557 708
Astrana Health Inc
(d)
80,700 2,755
Aveanna Healthcare Holdings Inc
(d)
489 3
Biote Corp
(d),(e)
878 2
Brookdale Senior Living Inc
(d)
832 12
Community Health Systems Inc
(d),(e)
1,721 5
Concentra Group Holdings Parent Inc 64,548 1,451
DocGo Inc
(d)
2,752 2
Enhabit Inc
(d)
1,521 21
Fortrea Holdings Inc
(d)
2,783 32
Fulgent Genetics Inc
(d)
643 10
Ginkgo Bioworks Holdings Inc
(d)
1,220 10
Innovage Holding Corp
(d)
381 3
LifeMD Inc
(d)
410 2
LifeStance Health Group Inc
(d)
2,246 17
Lumexa Imaging Holdings Inc
(d)
628 6
Molina Healthcare Inc
(d)
15,200 2,958
Nano-X Imaging Ltd
(d),(e)
1,840 3
National HealthCare Corp 389 67
OPKO Health Inc
(d)
12,531 14
PACS Group Inc
(d)
105 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Pediatrix Medical Group Inc
(d)
2,616 $ 59
Personalis Inc
(d)
1,536 8
RadNet Inc
(d)
406 23
SBC Medical Group Holdings Inc
(d),(e)
420 1
Select Medical Holdings Corp 3,282 54
Sonida Senior Living Inc
(d)
75 3
Strata Critical Medical Inc
(d),(e)
2,121 11
Surgery Partners Inc
(d)
2,357 33
Teladoc Health Inc
(d)
4,351 26
US Physical Therapy Inc 174 12
$ 19,094
Home Builders - 1 .45%
Beazer Homes USA Inc
(d)
818 18
Century Communities Inc 7,858 440
Dream Finders Homes Inc
(d)
687 10
Forestar Group Inc
(d)
576 16
Green Brick Partners Inc
(d)
7,617 513
Hovnanian Enterprises Inc
(d)
146 16
KB Home 10,332 548
LCI Industries 648 77
LGI Homes Inc
(d)
627 31
M/I Homes Inc
(d)
4,798 631
Meritage Homes Corp 154,356 10,394
Taylor Morrison Home Corp
(d)
2,941 179
Thor Industries Inc 24,300 1,921
Tri Pointe Homes Inc
(d)
24,976 1,171
Winnebago Industries Inc 61,398 2,003
$ 17,968
Home Furnishings - 0 .40%
Alliance Laundry Holdings Inc
(d)
1,009 26
Arhaus Inc 172,600 1,277
Daktronics Inc
(d)
1,013 20
Dolby Laboratories Inc 24,400 1,565
Ethan Allen Interiors Inc 684 15
Flexsteel Industries Inc 122 7
Hamilton Beach Brands Holding Co
(e)
215 4
Leggett & Platt Inc 107,586 1,169
Lovesac Co/The
(d)
172 3
MillerKnoll Inc 56,293 905
Sleep Number Corp
(d),(e)
787 2
Sonos Inc
(d)
342 5
Traeger Inc
(d),(e)
39 2
Xperi Inc
(d)
1,390 9
$ 5,009
Housewares - 0 .09%
Central Garden & Pet Co
(d),(e)
29,056 1,076
Central Garden & Pet Co - A Shares
(d)
1,502 50
$ 1,126
Insurance - 3 .20%
Abacus Global Management Inc 858 8
American Coastal Insurance Corp 353 4
American Integrity Insurance Group Inc 260 5
AMERISAFE Inc 277 8
Assured Guaranty Ltd 12,700 1,040
Ategrity Specialty Holdings LLC
(d)
187 4
Citizens Inc/TX
(d)
1,385 8
CNO Financial Group Inc 52,524 2,334
Donegal Group Inc 515 9
eHealth Inc
(d)
894 2
Employers Holdings Inc 21,092 889
Essent Group Ltd 33,069 2,001
Exzeo Group Inc
(d)
146 2
F&G Annuities & Life Inc 55,373 1,586
Fidelis Insurance Holdings Ltd 1,683 36
Genworth Financial Inc
(d)
12,113 106
GoHealth Inc
(d)
415 —
Goosehead Insurance Inc
(d)
151 7
Greenlight Capital Re Ltd
(d)
762 14
Hamilton Insurance Group Ltd 1,353 44

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hanover Insurance Group Inc/The 56,220 $ 10,552
Heritage Insurance Holdings Inc
(d)
192 6
Hippo Holdings Inc
(d)
252 7
Horace Mann Educators Corp 37,261 1,693
Investors Title Co 36 9
Jackson Financial Inc 2,070 240
James River Group Holdings Inc 1,130 7
Kemper Corp 64,000 2,156
Kestrel Group Ltd
(d)
74 1
Kingstone Cos Inc 41 1
Lincoln National Corp 47,800 1,807
MBIA Inc
(d)
1,400 8
Mercury General Corp 824 80
MGIC Investment Corp 19,300 511
NI Holdings Inc
(d)
237 3
NMI Holdings Inc
(d)
52,934 2,050
Octave Specialty Group Inc
(d)
1,194 5
ProAssurance Corp
(d)
1,545 38
Safety Insurance Group Inc 452 34
Selective Insurance Group Inc 104,767 8,795
Selectquote Inc
(d)
1,218 1
SiriusPoint Ltd
(d)
2,799 66
Slide Insurance Holdings Inc
(d)
1,306 24
Stewart Information Services Corp 20,368 1,425
Tiptree Inc 515 9
United Fire Group Inc 645 26
Universal Insurance Holdings Inc 600 24
White Mountains Insurance Group Ltd 940 2,098
$ 39,783
Internet - 0 .20%
1-800-Flowers.com Inc
(d),(e)
722 3
Angi Inc
(d)
1,076 8
BARK Inc
(d)
76 1
Bed Bath & Beyond Inc
(d),(e)
2,241 11
Bumble Inc
(d)
1,955 8
Cars.com Inc
(d)
1,590 17
Entravision Communications Corp 1,546 6
ePlus Inc 25,952 2,198
Gaia Inc
(d)
715 2
Getty Images Holdings Inc
(d)
2,436 2
HealthStream Inc 421 9
Lands' End Inc
(d)
283 3
Newsmax Inc
(d),(e)
1,455 9
Nextdoor Holdings Inc
(d)
6,809 11
Open Lending Corp
(d)
3,097 5
Phoenix Education Partners Inc 56 2
RealReal Inc/The
(d)
2,403 29
Rumble Inc
(d),(e)
2,534 19
Serve Robotics Inc
(d),(e)
277 3
Shutterstock Inc 754 12
Stitch Fix Inc
(d)
3,393 12
TripAdvisor Inc
(d)
1,801 20
Tucows Inc
(d)
198 3
Vivid Seats Inc
(d),(e)
100 1
Ziff Davis Inc
(d)
1,187 54
$ 2,448
Investment Companies - 0 .09%
Bit Digital Inc
(d)
9,756 15
Brookfield Business Corp 442 15
Cannae Holdings Inc 1,243 17
Cipher Digital Inc
(d)
9,937 176
Cleanspark Inc
(d)
7,714 97
Compass Diversified Holdings
(d)
2,126 25
Core Scientific Inc
(d)
1,477 30
HA Sustainable Infrastructure Capital Inc 3,827 161
Hut 8 Corp
(d)
3,002 227
Innventure Inc
(d),(e)
1,379 9
MARA Holdings Inc
(d)
11,621 139
Riot Platforms Inc
(d)
10,680 184
COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies (continued)
Terawulf Inc
(d)
575 $ 12
$ 1,107
Iron & Steel - 0 .78%
Commercial Metals Co 140,996 9,723
Friedman Industries Inc 249 5
$ 9,728
Leisure Products & Services - 1 .13%
American Outdoor Brands Inc
(d)
454 4
Brunswick Corp/DE 27,400 2,177
Callaway Golf Co
(d)
4,036 62
Clarus Corp 1,023 3
Escalade Inc 312 6
Global Business Travel Group I
(d),(e)
449 3
Harley-Davidson Inc 67,600 1,615
Johnson Outdoors Inc 182 10
Malibu Boats Inc
(d)
549 14
Marine Products Corp 188 1
MasterCraft Boat Holdings Inc
(d),(e)
519 12
Norwegian Cruise Line Holdings Ltd
(d)
424,170 7,711
Peloton Interactive Inc
(d)
7,871 43
Polaris Inc 17,338 1,149
Sabre Corp
(d)
8,359 15
YETI Holdings Inc
(d)
32,300 1,274
$ 14,099
Lodging - 0 .40%
Boyd Gaming Corp 12,600 1,096
Hilton Grand Vacations Inc
(d)
41,500 1,949
Marcus Corp/The 679 12
Travel + Leisure Co 30,200 1,953
$ 5,010
Machinery - Construction & Mining - 0 .02%
Astec Industries Inc 700 45
Hyster-Yale Inc 375 15
Manitowoc Co Inc/The
(d)
1,060 14
NANO Nuclear Energy Inc
(d),(e)
74 2
Terex Corp 1,975 123
$ 199
Machinery - Diversified - 1 .94%
Aebi Schmidt Holding AG 1,045 12
Alamo Group Inc 58,443 10,137
Albany International Corp 26,675 1,548
Cactus Inc 26,000 1,449
Columbus McKinnon Corp/NY 104,978 1,622
CSW Industrials Inc 19,825 5,773
Eastman Kodak Co
(d)
1,877 25
Gencor Industries Inc
(d)
316 5
Ichor Holdings Ltd
(d)
1,040 69
Lindsay Corp 11,600 1,299
Palladyne AI Corp
(d),(e)
1,049 6
Power Solutions International Inc
(d),(e)
31 2
Tennant Co 18,140 1,506
Thermon Group Holdings Inc
(d)
10,995 665
$ 24,118
Media - 0 .06%
AMC Global Media Inc
(d)
944 8
Cable One Inc
(d)
164 15
CuriosityStream Inc
(e)
222 1
EchoStar Corp
(d)
4,153 511
EW Scripps Co/The
(d)
2,017 10
Gray Media Inc 2,720 15
iHeartMedia Inc
(d)
3,723 22
Liberty Latin America Ltd - Class A
(d)
895 7
Liberty Latin America Ltd - Class C
(d)
4,176 35
Optimum Communications Inc
(d)
6,798 11
Scholastic Corp
(e)
620 25
Sinclair Inc 1,161 18
Sphere Entertainment Co
(d)
831 118
USA TODAY Co Inc
(d)
493 4

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Value Line Inc 23 $ 1
$ 801
Metal Fabrication & Hardware - 2 .43%
Ascent Industries Co
(d)
303 4
Eastern Co/The 212 5
Helios Technologies Inc 1,015 69
Hillman Solutions Corp
(d)
6,067 50
Janus International Group Inc
(d)
204,473 1,064
L B Foster Co
(d)
14,182 434
Mayville Engineering Co Inc
(d)
363 8
Metallus Inc
(d)
1,105 21
Mueller Industries Inc 93,775 12,700
Park-Ohio Holdings Corp 298 9
Proto Labs Inc
(d)
729 47
Ryerson Holding Corp 1,325 37
Standex International Corp 67 18
Timken Co/The 19,600 2,173
Tredegar Corp
(d)
819 8
Valmont Industries Inc 26,625 13,527
Worthington Enterprises Inc 654 35
Worthington Steel Inc 985 38
$ 30,247
Mining - 0 .33%
American Battery Technology Co
(d)
1,803 6
Caledonia Mining Corp PLC 505 12
Centrus Energy Corp
(d)
117 25
Coeur Mining Inc
(d)
15,647 281
Compass Minerals International Inc
(d)
228 6
Constellium SE
(d)
2,639 82
Critical Metals Corp
(d),(e)
1,106 14
Encore Energy Corp
(d)
5,638 11
Energy Fuels Inc/Canada
(d),(e)
5,254 114
Ferroglobe PLC 3,649 17
Hecla Mining Co 14,859 268
Ivanhoe Electric Inc / US
(d)
475 6
Kaiser Aluminum Corp 17,465 2,976
Novagold Resources Inc
(d)
674 5
SSR Mining Inc
(d)
6,237 180
USA Rare Earth Inc
(d),(e)
2,848 74
$ 4,077
Miscellaneous Manufacturers - 1 .89%
Avient Corp 2,797 104
Core Molding Technologies Inc
(d)
248 7
Enpro Inc 563 164
Federal Signal Corp 90,845 11,186
JBT Marel Corp 86,484 10,214
LSB Industries Inc
(d)
1,633 24
Materion Corp 511 94
Myers Industries Inc 80,002 1,649
NL Industries Inc 259 1
Outdoor Holding Co
(d)
3,243 7
Park Aerospace Corp 267 9
Smith & Wesson Brands Inc 1,345 21
Sturm Ruger & Co Inc 287 12
Trinity Industries Inc 1,291 42
$ 23,534
Office & Business Equipment - 0 .00%
Xerox Holdings Corp
(e)
3,606 8
Office Furnishings - 0 .01%
CompX International Inc 43 1
HNI Corp 1,258 46
Interface Inc 1,549 43
Virco Mfg. Corp 347 2
$ 92
Oil & Gas - 5 .50%
Antero Resources Corp
(d)
224,150 8,800
Baytex Energy Corp 451,071 2,282
BKV Corp
(d)
796 25
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Borr Drilling Ltd
(d)
8,629 $ 52
California Resources Corp 29,663 2,025
CNX Resources Corp
(d)
4,220 164
Comstock Resources Inc
(d),(e)
682 12
Crescent Energy Co 215,601 2,900
CVR Energy Inc 57,900 1,919
Delek US Holdings Inc 44,300 2,064
Diversified Energy Co 1,910 32
Empire Petroleum Corp
(d)
192 —
Epsilon Energy Ltd 604 4
Evolution Petroleum Corp 335 2
Granite Ridge Resources Inc 1,656 10
Helmerich & Payne Inc 3,011 121
HighPeak Energy Inc 681 5
Infinity Natural Resources Inc
(d)
407 7
Kolibri Global Energy Inc
(d)
720 4
Kosmos Energy Ltd
(d)
1,170,779 3,606
Magnolia Oil & Gas Corp 4,414 133
Matador Resources Co 80,135 5,084
Murphy Oil Corp 202,262 8,446
Nabors Industries Ltd
(d)
433 44
NextNRG Inc
(d)
1,044 —
Noble Corp PLC 145,247 7,412
Northern Oil & Gas Inc 63,767 1,732
Par Pacific Holdings Inc
(d)
37,148 2,439
Patterson-UTI Energy Inc 10,628 130
PBF Energy Inc 48,197 2,090
Permian Resources Corp 308,200 6,663
Prairie Operating Co
(d),(e)
1,055 1
PrimeEnergy Resources Corp
(d)
9 2
Riley Exploration Permian Inc 378 14
SandRidge Energy Inc 929 14
Seadrill Ltd
(d)
1,221 61
SM Energy Co 89,879 2,789
Talos Energy Inc
(d)
126,733 2,018
Transocean Ltd
(d)
28,453 194
VAALCO Energy Inc 322,739 2,121
Valaris Ltd
(d)
13,489 1,376
Vitesse Energy Inc
(e)
875 16
W&T Offshore Inc 3,037 13
Weatherford International PLC 13,600 1,501
$ 68,327
Oil & Gas Services - 3 .37%
Archrock Inc 384,640 14,905
Atlas Energy Solutions Inc
(e)
672 12
Bristow Group Inc 870 43
Core Laboratories Inc 29,032 425
DMC Global Inc
(d)
401 2
DNOW Inc
(d)
69,791 942
Expro Group Holdings NV
(d)
145,676 2,653
Flotek Industries Inc
(d),(e)
316 5
Flowco Holdings Inc 297 7
Forum Energy Technologies Inc
(d)
331 21
Helix Energy Solutions Group Inc
(d)
169,006 1,750
Innovex International Inc
(d)
77,774 2,159
Liberty Energy Inc 4,817 163
Mammoth Energy Services Inc
(d)
1,039 3
Matrix Service Co
(d)
640 9
National Energy Services Reunited Corp
(d)
23,202 579
Natural Gas Services Group Inc 229 9
NOV Inc 108,500 2,220
Oceaneering International Inc
(d)
361 13
Oil States International Inc
(d)
168,561 1,935
ProFrac Holding Corp
(d)
237,981 1,795
ProPetro Holding Corp
(d)
175,848 3,012
Ranger Energy Services Inc 687 12
RPC Inc 228,470 1,800
SEACOR Marine Holdings Inc
(d)
669 5
Select Water Solutions Inc 81,711 1,367

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
TETRA Technologies Inc
(d)
531,018 $ 5,055
Tidewater Inc
(d)
10,560 943
$ 41,844
Packaging & Containers - 0 .25%
Ardagh Metal Packaging SA 3,163 12
Clearwater Paper Corp
(d)
477 7
Graphic Packaging Holding Co 54,700 521
Greif Inc - Class A 735 48
Greif Inc - Class B 142 12
O-I Glass Inc
(d)
3,547 32
Ranpak Holdings Corp
(d)
1,438 7
Sonoco Products Co 27,400 1,369
TriMas Corp 29,261 1,083
$ 3,091
Pharmaceuticals - 0 .53%
Accendra Health Inc
(d)
2,309 9
Aclaris Therapeutics Inc
(d)
2,789 12
AdaptHealth Corp
(d)
3,107 41
Agios Pharmaceuticals Inc
(d)
1,710 48
Akebia Therapeutics Inc
(d)
6,892 10
Alkermes PLC
(d)
1,220 41
Amneal Pharmaceuticals Inc
(d)
586 8
Amphastar Pharmaceuticals Inc
(d)
1,010 22
Amylyx Pharmaceuticals Inc
(d)
631 10
Anika Therapeutics Inc
(d)
381 5
Aquestive Therapeutics Inc
(d),(e)
2,067 8
Arvinas Inc
(d)
1,487 15
AstraZeneca PLC - Contingent Value Rights
(d),(f)
3,047 —
Atrium Therapeutics Inc
(d)
46 1
aTyr Pharma Inc
(d)
620 —
BellRing Brands Inc
(d)
114,400 2,036
Candel Therapeutics Inc
(d),(e)
129 1
Coherus Oncology Inc
(d)
2,421 4
Enanta Pharmaceuticals Inc
(d)
845 12
Fennec Pharmaceuticals Inc
(d)
650 4
Foghorn Therapeutics Inc
(d)
370 2
Fulcrum Therapeutics Inc
(d)
1,644 12
Herbalife Ltd
(d)
32,008 531
Heron Therapeutics Inc
(d),(e)
4,720 6
Indivior Pharmaceuticals Inc
(d)
570 21
Inhibikase Therapeutics Inc
(d)
2,999 6
Ironwood Pharmaceuticals Inc
(d)
392 2
MediWound Ltd
(d)
33 1
Nature's Sunshine Products Inc
(d)
378 10
Neurogene Inc
(d)
346 9
Organon & Co 213,100 2,824
ORIC Pharmaceuticals Inc
(d)
1,460 14
Pacira BioSciences Inc
(d)
1,143 29
Pfizer Inc - Contingent Value Rights
(d),(e)
1,179 6
SIGA Technologies Inc 100,347 461
Spyre Therapeutics Inc
(d)
753 56
Supernus Pharmaceuticals Inc
(d)
1,549 74
Tonix Pharmaceuticals Holding Corp
(d)
416 5
USANA Health Sciences Inc
(d)
331 6
Vanda Pharmaceuticals Inc
(d)
1,700 12
Vaxcyte Inc
(d)
3,804 218
Voyager Therapeutics Inc
(d)
1,426 5
$ 6,597
Pipelines - 0 .46%
Excelerate Energy Inc 37,895 1,322
Golar LNG Ltd 2,992 165
Kinetik Holdings Inc
(e)
38,312 1,936
New Fortress Energy Inc
(d)
5,374 4
NextDecade Corp
(d),(e)
294,100 2,303
Summit Midstream Corp
(d),(e)
265 8
$ 5,738
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1 .22%
American Realty Investors Inc
(d)
54 $ 1
Compass Inc
(d)
4,653 35
Cushman & Wakefield Ltd
(d)
993,919 13,954
Douglas Elliman Inc
(d)
2,539 5
FRP Holdings Inc
(d)
356 8
Kennedy-Wilson Holdings Inc 3,694 40
Legacy Housing Corp
(d)
23,722 516
Logistic Properties Of The Americas
(d)
269 1
Marcus & Millichap Inc 706 20
Maui Land & Pineapple Co Inc
(d)
20 —
McGrath RentCorp 3,988 441
Mobile Infrastructure Corp
(d)
689 1
Newmark Group Inc 4,613 74
RE/MAX Holdings Inc
(d)
635 7
RMR Group Inc/The 482 9
Seaport Entertainment Group Inc
(d)
229 5
Stratus Properties Inc
(d)
231 7
Transcontinental Realty Investors Inc
(d)
48 2
$ 15,126
REITs - 1 .72%
Acadia Realty Trust 4,023 87
ACRES Commercial Realty Corp
(d)
183 4
Adamas Trust Inc 2,590 23
AH Realty Trust Inc 2,434 15
Alpine Income Property Trust Inc 402 8
American Assets Trust Inc 84,364 1,750
American Healthcare REIT Inc 3,537 180
Angel Oak Mortgage REIT Inc 285 3
Apollo Commercial Real Estate Finance Inc 95,322 1,043
Apple Hospitality REIT Inc 6,859 92
Arbor Realty Trust Inc 5,926 47
Ares Commercial Real Estate Corp 203,602 1,064
ARMOUR Residential REIT Inc 3,440 60
Blackstone Mortgage Trust Inc 4,848 92
Braemar Hotels & Resorts Inc 1,909 5
Brandywine Realty Trust 5,221 16
BrightSpire Capital Inc 186,939 1,084
Broadstone Net Lease Inc 5,787 115
BRT Apartments Corp 331 5
CareTrust REIT Inc 6,207 245
CBL & Associates Properties Inc 135 6
Centerspace 515 35
Chatham Lodging Trust 1,419 12
Chicago Atlantic Real Estate Finance Inc 556 7
Chimera Investment Corp 2,494 34
Chiron Real Estate Inc 28,739 1,008
Claros Mortgage Trust Inc
(d)
285,371 753
Clipper Realty Inc 616 2
Community Healthcare Trust Inc 837 14
COPT Defense Properties 3,473 109
CTO Realty Growth Inc 947 19
Curbline Properties Corp 2,964 82
DiamondRock Hospitality Co 128,482 1,310
Diversified Healthcare Trust 6,680 50
Douglas Emmett Inc 160,570 1,736
Dynex Capital Inc 6,117 83
Easterly Government Properties Inc 1,275 30
Ellington Financial Inc 3,732 49
Empire State Realty Trust Inc 166,159 926
Essential Properties Realty Trust Inc 6,086 191
Farmland Partners Inc 1,190 13
Four Corners Property Trust Inc 3,225 82
Franklin BSP Realty Trust Inc 2,483 23
Franklin Street Properties Corp 3,785 2
FrontView REIT Inc 642 11
Getty Realty Corp 1,636 54
Gladstone Commercial Corp 1,161 15
Gladstone Land Corp 1,075 10
Global Net Lease Inc 6,071 58

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Granite Point Mortgage Trust Inc 231,115 $ 347
Hudson Pacific Properties Inc
(d)
1,613 15
Independence Realty Trust Inc 7,344 120
Industrial Logistics Properties Trust 1,687 13
Innovative Industrial Properties Inc 851 46
InvenTrust Properties Corp 2,374 76
Invesco Mortgage Capital Inc 2,333 19
JBG SMITH Properties 1,815 27
Kite Realty Group Trust 6,664 174
KKR Real Estate Finance Trust Inc 1,690 10
Ladder Capital Corp 3,491 36
LTC Properties Inc 1,431 55
Lument Finance Trust Inc 1,397 2
LXP Industrial Trust 1,771 90
Macerich Co/The 7,891 171
MFA Financial Inc 3,136 32
Modiv Industrial Inc 292 5
National Health Investors Inc 1,114 86
NET Lease Office Properties 457 6
NETSTREIT Corp 1,925 40
NexPoint Diversified Real Estate Trust 1,123 6
Nexpoint Real Estate Finance Inc 248 4
NexPoint Residential Trust Inc 478 14
One Liberty Properties Inc 562 13
Orchid Island Capital Inc 5,594 39
Park Hotels & Resorts Inc 164,200 1,883
Peakstone Realty Trust 1,109 23
Pebblebrook Hotel Trust 126,123 1,772
PennyMac Mortgage Investment Trust 2,661 32
Phillips Edison & Co Inc 3,154 127
Piedmont Realty Trust Inc
(d)
3,797 32
Postal Realty Trust Inc 724 16
Ready Capital Corp 4,484 8
Redwood Trust Inc 3,871 22
Rithm Property Trust Inc 216 3
RLJ Lodging Trust 3,736 31
Sabra Health Care REIT Inc 7,632 158
Safehold Inc 1,705 27
Saul Centers Inc 31 1
Service Properties Trust 16,555 26
Seven Hills Realty Trust 29,477 241
Sila Realty Trust Inc 1,686 51
SITE Centers Corp 1,538 8
SL Green Realty Corp 2,186 93
Smartstop Self Storage REIT Inc 1,689 53
Strawberry Fields REIT Inc 32 —
Summit Hotel Properties Inc 3,317 17
Sunrise Realty Trust Inc 352 3
Sunstone Hotel Investors Inc 5,175 51
Tanger Inc 323 12
Terreno Realty Corp 3,132 204
TPG Mortgage Investment Trust Inc 877 7
TPG RE Finance Trust Inc 2,213 19
Two Harbors Investment Corp 1,545 18
Universal Health Realty Income Trust 53 2
Urban Edge Properties 3,879 85
Veris Residential Inc 2,432 46
Vornado Realty Trust 71,300 2,131
Whitestone REIT 1,379 26
Xenia Hotels & Resorts Inc 2,460 40
$ 21,376
Retail - 4 .27%
Abercrombie & Fitch Co
(d)
11,000 939
Academy Sports & Outdoors Inc 11,347 622
Advance Auto Parts Inc 1,838 109
American Eagle Outfitters Inc 4,864 85
America's Car-Mart Inc/TX
(d)
246 3
Arko Corp 1,905 13
Asbury Automotive Group Inc
(d)
6,142 1,251
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
AutoNation Inc
(d)
10,300 $ 2,188
Barnes & Noble Education Inc
(d),(e)
493 5
Bassett Furniture Industries Inc 300 4
Bath & Body Works Inc 523,305 10,173
Biglari Holdings Inc
(d)
21 7
BJ's Restaurants Inc
(d)
211 8
Black Rock Coffee Bar Inc
(d)
278 3
Bloomin' Brands Inc 963 6
BlueLinx Holdings Inc
(d)
231 12
Buckle Inc/The 72 4
Caleres Inc 992 13
Citi Trends Inc
(d)
146 7
Clean Energy Fuels Corp
(d)
5,321 12
Cracker Barrel Old Country Store Inc
(e)
505 16
Designer Brands Inc 1,023 8
Dine Brands Global Inc 365 10
El Pollo Loco Holdings Inc
(d)
99,292 1,343
EVgo Inc
(d),(e)
3,371 7
FirstCash Holdings Inc 62,275 13,590
Genesco Inc
(d)
288 10
Group 1 Automotive Inc 4,886 1,744
Haverty Furniture Cos Inc 56,464 1,250
J Jill Inc
(e)
251 3
Jack in the Box Inc
(d),(e)
142 2
Kohl's Corp 3,331 47
Krispy Kreme Inc
(d)
2,068 8
La-Z-Boy Inc 1,250 43
Macy's Inc 46,500 909
MarineMax Inc
(d)
571 16
Movado Group Inc 474 13
MSC Industrial Direct Co Inc 21,300 2,178
National Vision Holdings Inc
(d)
2,371 55
Nu Skin Enterprises Inc 1,477 11
OneWater Marine Inc
(d)
61,258 575
OPAL Fuels Inc
(d)
526 1
Papa John's International Inc 899 33
PC Connection Inc 7,781 496
Petco Health & Wellness Co Inc
(d)
2,456 7
PetMed Express Inc
(d)
25,008 56
Portillo's Inc
(d)
94,535 591
Sally Beauty Holdings Inc
(d)
3,025 43
Savers Value Village Inc
(d),(e)
146 1
Shoe Carnival Inc 556 10
Signet Jewelers Ltd 1,214 108
Sonic Automotive Inc 35,831 2,821
Urban Outfitters Inc
(d)
1,301 92
Victoria's Secret & Co
(d)
1,504 78
Warby Parker Inc
(d)
434,610 9,614
Wendy's Co/The
(e)
256,600 1,786
Winmark Corp 91 35
Zumiez Inc
(d)
400 10
$ 53,084
Savings & Loans - 2 .23%
Axos Financial Inc
(d)
1,451 140
Banc of California Inc 55,340 1,036
Beacon Financial Corp 75,493 2,153
BV Financial Inc
(d)
254 5
Capitol Federal Financial Inc 277,584 2,132
CF Bankshares Inc 154 5
Citizens Community Bancorp Inc/WI 284 6
Eagle Bancorp Montana Inc 226 5
Finward Bancorp 7,026 226
First Capital Inc 99 5
Flushing Financial Corp 123,776 1,996
FS Bancorp Inc 197 8
Greene County Bancorp Inc 86 2
Hingham Institution For Savings The
(e)
5,981 1,700
Home Bancorp Inc 18,265 1,136
HomeTrust Bancshares Inc 482 22

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Northfield Bancorp Inc 38,810 $ 542
Northwest Bancshares Inc 4,442 61
OceanFirst Financial Corp 97,717 1,863
Provident Financial Services Inc 106,016 2,404
Riverview Bancorp Inc 749 4
Sound Financial Bancorp Inc 74 3
Southern Missouri Bancorp Inc 24,240 1,654
Timberland Bancorp Inc/WA 229 9
WaFd Inc 64,907 2,298
Waterstone Financial Inc 466 8
WSFS Financial Corp 115,176 8,290
$ 27,713
Semiconductors - 1 .17%
ACM Research Inc
(d)
1,573 81
Aehr Test Systems
(d)
184 17
Aeluma Inc
(d),(e)
349 8
Alpha & Omega Semiconductor Ltd
(d)
773 34
Ambiq Micro Inc
(d)
197 7
Arteris Inc
(d)
872 25
Axcelis Technologies Inc
(d)
878 122
Blaize Holdings Inc
(d),(e)
1,086 2
CEVA Inc
(d)
97 3
Cohu Inc
(d)
1,400 66
Diodes Inc
(d)
1,405 151
FormFactor Inc
(d)
601 82
Kulicke & Soffa Industries Inc 652 56
MaxLinear Inc
(d)
2,178 154
Navitas Semiconductor Corp
(d)
5,183 86
Penguin Solutions Inc
(d)
1,582 48
Photronics Inc
(d)
268,336 13,277
Richardson Electronics Ltd/United States
(e)
371 5
Synaptics Inc
(d)
1,086 102
Ultra Clean Holdings Inc
(d)
1,273 99
Veeco Instruments Inc
(d)
1,819 91
Vishay Precision Group Inc
(d)
375 23
$ 14,539
Shipbuilding - 0 .87%
Huntington Ingalls Industries Inc 29,760 10,841
Software - 0 .65%
8x8 Inc
(d)
4,203 8
ACI Worldwide Inc
(d)
38,200 1,651
Adeia Inc 420 13
Airship AI Holdings Inc
(d),(e)
363 1
Arrive AI Inc
(d)
385 —
Asure Software Inc
(d)
723 7
Bandwidth Inc
(d)
645 24
BigBear.ai Holdings Inc
(d),(e)
10,184 41
Blackbaud Inc
(d)
226 8
Box Inc
(d)
947 23
Carlsmed Inc
(d)
141 1
Cerence Inc
(d)
929 8
Consensus Cloud Solutions Inc
(d)
562 15
CS Disco Inc
(d)
333 1
CSG Systems International Inc 91 7
Daily Journal Corp
(d)
10 5
Definitive Healthcare Corp
(d)
1,289 1
Digi International Inc
(d)
1,137 64
Digital Turbine Inc
(d)
1,311 5
Domo Inc
(d)
260 1
Donnelley Financial Solutions Inc
(d)
223 11
eGain Corp
(d)
215 2
Evolent Health Inc
(d)
2,305 9
Expensify Inc
(d)
1,326 1
Fastly Inc
(d)
4,331 109
GigaCloud Technology Inc
(d)
720 32
Health Catalyst Inc
(d),(e)
2,209 3
HeartFlow Inc
(d)
288 9
I3 Verticals Inc
(d)
606 14
Ibotta Inc
(d),(e)
24,300 855
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Immersion Corp 859 $ 5
McGraw Hill Inc
(d),(e)
323 4
N-able Inc/US
(d)
202,276 1,048
Navan Inc
(d)
226 4
Omada Health Inc
(d)
431 6
Paycom Software Inc 16,900 2,142
Playstudios Inc
(d)
2,730 1
Playtika Holding Corp 1,493 5
Porch Group Inc
(d)
588 6
PubMatic Inc
(d)
1,174 12
Rackspace Technology Inc
(d),(e)
2,217 3
Silvaco Group Inc
(d)
301 3
Skillsoft Corp
(d)
254 2
Teads Holding Co
(d)
1,117 1
Via Transportation Inc
(d)
82 1
Waystar Holding Corp
(d)
547 12
Whitefiber Inc
(d),(e)
163 3
Workiva Inc
(d)
35,700 1,909
$ 8,096
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 862 46
Telecommunications - 0 .59%
A10 Networks Inc 332 9
Applied Digital Corp
(d)
1,731 59
ATN International Inc 304 9
Aviat Networks Inc
(d)
21,267 487
Clearfield Inc
(d),(e)
198 6
Harmonic Inc
(d)
2,561 29
IDT Corp - Class B 114 6
Inseego Corp
(d)
332 6
Lumen Technologies Inc
(d)
697,122 6,162
NETGEAR Inc
(d)
820 21
Powerfleet Inc NJ
(d)
3,822 12
Preformed Line Products Co 72 24
Ribbon Communications Inc
(d)
2,872 8
Satellogic Inc
(d)
653 4
Shenandoah Telecommunications Co 1,535 24
Spok Holdings Inc 625 7
Telephone and Data Systems Inc 3,048 137
Uniti Group Inc
(d)
5,118 61
Viasat Inc
(d)
3,785 249
Vistance Networks Inc 2,555 33
$ 7,353
Textiles - 0 .12%
UniFirst Corp/MA 5,713 1,460
Toys, Games & Hobbies - 0 .17%
Funko Inc
(d)
1,411 6
JAKKS Pacific Inc 58,478 1,273
Mattel Inc
(d)
57,700 870
$ 2,149
Transportation - 0 .67%
ArcBest Corp 685 87
Ardmore Shipping Corp 1,081 19
Costamare Bulkers Holdings Ltd
(d)
250 4
Costamare Inc 1,356 22
Covenant Logistics Group Inc 352 12
CryoPort Inc
(d)
1,151 12
DHT Holdings Inc 4,114 76
Dorian LPG Ltd 1,118 43
FLEX LNG Ltd
(e)
802 26
Forward Air Corp
(d)
417 9
Genco Shipping & Trading Ltd 942 23
Heartland Express Inc 1,346 18
Himalaya Shipping Ltd
(d)
854 12
Hub Group Inc 1,812 79
International Seaways Inc 1,232 102
Landstar System Inc 14,400 2,651
Marten Transport Ltd 1,773 27
Matson Inc 10,554 1,841

Schedule of Investments
SmallCap Value Fund II
April 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Navigator Holdings Ltd 846 $ 18
Nordic American Tankers Ltd 6,235 35
PAMT CORP
(d)
201 2
Pangaea Logistics Solutions Ltd 914 7
Proficient Auto Logistics Inc
(d)
743 5
Radiant Logistics Inc
(d)
1,111 9
RXO Inc
(d)
4,684 94
Safe Bulkers Inc 1,574 11
Schneider National Inc 38,800 1,206
Scorpio Tankers Inc 1,382 112
SFL Corp Ltd 3,711 43
Teekay Corp Ltd 1,616 22
Teekay Tankers Ltd 736 58
Universal Logistics Holdings Inc 208 5
Werner Enterprises Inc 1,485 55
World Kinect Corp 59,680 1,610
$ 8,355
Trucking & Leasing - 1 .53%
GATX Corp 87,804 17,203
Greenbrier Cos Inc/The 37,072 1,821
Willis Lease Finance Corp 79 15
$ 19,039
Water - 0 .18%
American States Water Co 410 31
Artesian Resources Corp 15,200 476
California Water Service Group 1,816 77
Consolidated Water Co Ltd 323 10
Global Water Resources Inc
(e)
140 1
H2O America 29,483 1,656
Middlesex Water Co 483 25
York Water Co/The 373 11
$ 2,287
TOTAL COMMON STOCKS $ 1,203,433
Total Investments $ 1,254,406
Other Assets and Liabilities -  (0.90)% (11,158)
TOTAL NET ASSETS - 100.00% $ 1,243,248
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,075 or
0.97% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,938 or 0.96% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2025 Purchases Sales April 30, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 52,211 $ 569,718 $ 572,772 $ 49,157
$ 52,211 $ 569,718 $ 572,772 $ 49,157
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.55% $ 638 $ — $ — $ —
$ 638 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2026 Long 23 $ 3,229 $ 1
Total $ 1
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .46 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .46%
iShares National Muni Bond ETF 5,528 $ 592
iShares Short-Term National Muni Bond ETF 374 40
JPMorgan Ultra-Short Municipal Income ETF 99 5
State Street SPDR Nuveen ICE High Yield
Municipal Bond ETF
30,004 754
VanEck High Yield Muni ETF 18,363 938
$ 2,329
TOTAL INVESTMENT COMPANIES $ 2,329
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Transportation - 0 .01%
BL Train Holdings West LLC - Warrants
(a),(b)
45,054 $ 56
TOTAL COMMON STOCKS $ 56
MUNICIPAL BONDS - 104 .57%
Principal
Amount (000's) Value (000's)
Alabama - 5 .68%
Baldwin County Industrial Development Authority
4.30%, 03/01/2056
(c),(d)
$ 2,500 $ 2,450
Black Belt Energy Gas District
5.00%, 06/01/2036 5,000 5,152
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(c)
3,220 3,438
Industrial Development Board of the City of Mobile
Alabama
3.28%, 06/01/2034
(c)
3,100 3,100
Lower Alabama Gas District/The
5.00%, 09/01/2034 5,000 5,249
5.00%, 09/01/2046 3,445 3,556
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,001
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(d)
2,997 3,018
$ 28,964
Arizona - 1 .64%
Arizona Industrial Development Authority
5.13%, 01/01/2059 575 535
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,000 5,844
Navajo Nation
5.50%, 12/01/2030
(d)
1,990 1,992
$ 8,371
Arkansas - 0 .20%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,012
California - 10 .55%
California Community Choice Financing Authority
5.00%, 07/01/2053
(c)
5,000 5,217
California Educational Facilities Authority
5.00%, 04/01/2051 3,000 3,360
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(e)
6,752 6,831
California Infrastructure & Economic Development
Bank
12.00%, 01/01/2065
(c),(d)
1,835 1,064
California Municipal Finance Authority
4.00%, 07/15/2029 2,050 2,062
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(e)
2,240 2,351
California Public Finance Authority
6.50%, 06/01/2054
(d)
8,000 7,596
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(e)
2,000 2,180
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Chino Valley Unified School District
5.00%, 08/01/2055
(f)
$ 2,430 $ 2,499
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty )
5.25%, 06/01/2047
(e)
1,300 1,344
City of Los Angeles Department of Airports
5.00%, 05/15/2029 1,250 1,329
5.00%, 05/15/2037
(f)
3,824 4,092
Los Angeles Department of Water & Power Water
System Revenue (credit support from Build
America Mutual Assurance Corp )
5.00%, 07/01/2046
(e)
6,500 6,827
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(e)
1,340 1,341
San Diego Unified School District/CA
0.00%, 07/01/2032
(a)
5,000 4,151
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,551
$ 53,795
Colorado - 0 .63%
Southern Ute Indian Tribe of the Southern Ute
Reservation of Colorado
5.00%, 04/01/2035
(d)
3,000 3,238
Connecticut - 1 .20%
Connecticut State Health & Educational Facilities
Authority
5.00%, 07/01/2064
(c)
2,000 2,307
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(d)
3,800 3,831
$ 6,138
District of Columbia - 0 .43%
District of Columbia
5.00%, 04/01/2060
(c)
2,000 2,198
Florida - 7 .34%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,733
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,050 3,071
Collier County Industrial Development
Authority (credit support from Assured Guaranty )
5.00%, 10/01/2049
(e)
1,500 1,535
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(f)
7,000 7,033
County of Miami-Dade FL Water & Sewer System
Revenue
5.00%, 10/01/2055 2,400 2,476
Florida Development Finance Corp
4.50%, 07/01/2032
(d)
4,000 4,003
Florida Development Finance Corp (credit support
from Assured Guaranty )
5.25%, 07/01/2047
(e)
3,375 3,373
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(f)
3,000 3,125
Miami-Dade County Educational Facilities
Authority
5.00%, 04/01/2053 2,000 2,001
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,108
Sarasota County Public Hospital District
5.00%, 07/01/2037 3,500 3,977
$ 37,435
Georgia - 5 .84%
Atlanta Development Authority/The
5.00%, 04/01/2034
(d)
5,650 5,777
5.50%, 04/01/2039
(d)
2,500 2,556

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia (continued)
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 $ 9,235 $ 10,161
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(d)
1,752 1,782
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,040
5.25%, 07/01/2043 3,585 3,898
Main Street Natural Gas Inc
5.00%, 12/01/2055
(c)
4,300 4,536
$ 29,750
Idaho - 0 .25%
Idaho Health Facilities Authority
3.45%, 03/01/2048
(c)
1,265 1,265
Illinois - 7 .78%
City of Chicago IL
6.00%, 01/01/2050 4,500 4,692
6.00%, 01/01/2050 1,000 1,044
6.00%, 01/01/2055 1,500 1,556
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,547
Illinois State Toll Highway Authority
4.00%, 01/01/2046 410 387
5.00%, 12/01/2031 5,200 5,209
5.00%, 01/01/2047
(f)
1,400 1,478
5.25%, 01/01/2043
(f)
2,340 2,554
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(e)
5,000 4,887
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(e)
1,615 1,676
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,830
5.00%, 01/01/2040 3,000 3,053
State of Illinois
5.50%, 10/01/2044 6,855 7,293
5.50%, 04/01/2051 1,000 1,046
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 124 120
$ 39,672
Indiana - 0 .14%
City of Whiting IN
3.00%, 11/01/2051 1,000 715
Iowa - 0 .11%
Iowa Finance Authority
7.50%, 05/15/2053 500 552
Kentucky - 3 .05%
Kentucky Public Energy Authority
5.00%, 12/01/2033 5,000 5,097
5.00%, 01/01/2055
(c)
3,000 3,180
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,251
$ 15,528
Louisiana - 1 .16%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(d)
1,500 1,450
5.50%, 11/01/2039
(d)
1,325 1,351
Parish of St James LA
6.10%, 12/01/2040
(c),(d)
1,000 1,100
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Parish of St John the Baptist LA
3.30%, 06/01/2037
(c)
$ 2,000 $ 2,012
$ 5,913
Maryland - 1 .33%
Maryland Economic Development Corp
5.00%, 07/01/2048
(c),(d)
3,000 3,189
Tender Option Bond Trust Receipts/Certificates
3.50%, 08/15/2033
(c),(d)
1,345 1,345
3.52%, 07/01/2032
(c),(d)
2,250 2,250
$ 6,784
Massachusetts - 3 .83%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 10,770 12,651
5.00%, 07/01/2050 1,000 1,106
5.00%, 05/15/2055
(c)
5,000 5,781
$ 19,538
Michigan - 1 .23%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,005
5.50%, 04/01/2050 1,000 1,025
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,005
Michigan Finance Authority
4.00%, 02/15/2044 3,500 3,237
$ 6,272
Minnesota - 1 .00%
State of Minnesota
4.00%, 08/01/2041 5,000 5,091
Mississippi - 0 .13%
Mississippi Business Finance Corp
3.40%, 12/01/2030
(c)
370 370
3.40%, 12/01/2030
(c)
280 280
$ 650
Montana - 0 .55%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(e)
805 794
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,012
$ 2,806
Nevada - 2 .91%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(f)
8,950 9,183
5.25%, 07/01/2049
(f)
5,400 5,630
$ 14,813
New Hampshire - 0 .41%
New Hampshire Business Finance Authority
3.75%, 07/01/2045
(c),(d)
1,000 814
4.13%, 01/20/2034 379 384
4.88%, 11/01/2042
(d)
1,000 907
$ 2,105
New Jersey - 4 .39%
Casino Reinvestment Development Authority
Inc (credit support from Assured Guaranty )
5.00%, 11/01/2042
(e)
1,000 1,076
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 1,010
New Jersey Turnpike Authority
5.25%, 01/01/2049 1,000 1,067
State of New Jersey
4.00%, 06/01/2031 5,000 5,302
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 5,205
5.25%, 06/01/2046 8,680 8,697
$ 22,357

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Mexico - 0 .10%
City of Farmington NM
2.15%, 04/01/2033 $ 600 $ 523
New York - 11 .27%
Hempstead Town Local Development Corp
5.00%, 10/01/2056 3,000 2,962
Metropolitan Transportation Authority
4.00%, 11/15/2044 735 696
5.00%, 11/15/2032 1,000 1,091
5.00%, 11/15/2045 3,025 3,101
New York City Municipal Water Finance Authority
3.40%, 06/15/2043
(c)
215 215
3.40%, 06/15/2044
(c)
400 400
5.25%, 06/15/2046 2,000 2,145
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 11/01/2038 2,835 3,137
5.50%, 05/01/2042 3,050 3,410
New York Energy Finance Development Corp
5.00%, 07/01/2056
(c)
2,050 2,111
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,352
5.00%, 10/01/2038 1,000 1,035
5.00%, 10/01/2048
(f)
2,000 2,240
5.00%, 10/01/2050
(f)
5,500 6,117
5.25%, 03/15/2049 1,000 1,058
New York State Dormitory Authority (credit
support from Assured Guaranty )
5.25%, 10/01/2043
(e)
1,000 1,081
5.50%, 10/01/2054
(e)
3,000 3,170
New York State Housing Finance Agency
3.37%, 11/01/2044
(c)
1,500 1,500
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 971
5.00%, 01/01/2032 5,000 5,118
5.00%, 01/01/2034 3,200 3,261
5.63%, 04/01/2040 1,000 1,059
6.00%, 06/30/2059 1,500 1,582
New York Transportation Development Corp (credit
support from Assured Guaranty )
6.00%, 06/30/2050
(e)
4,000 4,319
Oneida Indian Nation of New York
6.00%, 09/01/2043
(d)
1,900 2,053
Tompkins County Development Corp
0.00%, 07/01/2027
(a)
115 23
Westchester County Local Development
Corp (credit support from Assured Guaranty )
5.75%, 11/01/2048
(e)
2,075 2,236
$ 57,443
Ohio - 4 .83%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,133
4.00%, 06/01/2039 1,850 1,831
5.00%, 06/01/2055 5,000 3,966
County of Cuyahoga OH
5.00%, 12/01/2049 2,655 2,746
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,436
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(d)
850 788
Ohio State University/The
5.00%, 12/01/2033 5,000 5,669
Ohio Water Development Authority
5.00%, 12/01/2039 2,000 2,274
State of Ohio
3.85%, 01/15/2045
(c)
3,600 3,600
3.85%, 01/15/2051
(c)
200 200
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Tender Option Bond Trust Receipts/Certificates
3.40%, 06/01/2031
(c),(d)
$ 1,000 $ 1,000
$ 24,643
Oklahoma - 0 .55%
Tulsa Municipal Airport Trust Trustees/OK
6.25%, 12/01/2035 2,500 2,816
Oregon - 1 .08%
State of Oregon Department of Transportation
5.00%, 11/15/2034 4,750 5,488
Other Territory - 0 .03%
Nuveen AMT-Free Municipal Credit Income Fund
3.54%, 03/01/2029
(c)
150 150
Pennsylvania - 3 .87%
Allegheny County Higher Education Building
Authority
3.40%, 12/01/2037
(c)
1,000 1,000
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,719
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,102
General Authority of Southcentral
Pennsylvania (credit support from Assured
Guaranty )
4.00%, 06/01/2049
(e)
3,400 3,090
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 815
Pennsylvania Economic Development Financing
Authority
5.45%, 03/01/2056
(c),(d)
2,500 2,516
5.50%, 06/30/2043 4,100 4,348
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,149
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 1,050 962
Philadelphia Gas Works Co (credit support from
Assured Guaranty )
5.25%, 08/01/2054
(e)
1,000 1,049
$ 19,750
Puerto Rico - 0 .73%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(a)
428 310
0.00%, 11/01/2043
(a),(c)
1,278 869
4.00%, 07/01/2033 183 182
4.00%, 07/01/2037 257 250
4.00%, 07/01/2046 363 316
5.75%, 07/01/2031 1 1
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 1,850 1,797
$ 3,725
Rhode Island - 0 .46%
Rhode Island Health and Educational Building Corp
3.53%, 06/01/2035
(c)
750 750
Tender Option Bond Trust Receipts/
Certificates (credit support from Ginnie Mae
Collateral )
3.12%, 04/01/2031
(c),(d),(e)
1,600 1,600
$ 2,350
South Carolina - 1 .79%
City of North Charleston SC
3.83%, 09/01/2037
(c)
100 100
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2031
(a),(d)
1,000 110
0.00%, 06/01/2051
(a),(d)
4,500 495
5.25%, 11/15/2047 1,830 1,823
5.25%, 11/15/2052 1,500 1,448

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Carolina (continued)
South Carolina Public Service Authority
5.25%, 12/01/2050 $ 2,930 $ 3,102
South Carolina Public Service Authority (credit
support from Assured Guaranty )
5.00%, 12/01/2055
(e)
2,000 2,044
$ 9,122
Texas - 11 .89%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,764
City of Houston TX Airport System Revenue
5.50%, 07/15/2036 4,550 4,853
5.50%, 07/15/2038 1,000 1,059
City of Houston TX Hotel Occupancy Tax & Special
Revenue (credit support from Assured Guaranty )
5.25%, 09/01/2051
(e)
2,000 2,086
5.50%, 09/01/2058
(e)
1,250 1,326
Lower Colorado River Authority (credit support
from Assured Guaranty )
5.00%, 05/15/2044
(e)
4,055 4,358
Mission Economic Development Corp
5.00%, 12/01/2064
(c)
2,500 2,603
New Hope Higher Education Finance Corp
5.00%, 03/15/2055 2,000 2,042
Permanent University Fund - University of Texas
System
5.00%, 07/01/2036 6,305 7,328
5.25%, 07/01/2041 8,945 10,760
Port of Beaumont Navigation District
3.63%, 01/01/2035
(d)
4,335 3,940
Port of Port Arthur Navigation District
3.40%, 04/01/2040
(c)
700 700
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 1,000 893
5.00%, 11/15/2037 2,060 2,067
5.00%, 12/01/2044 2,000 2,135
Tender Option Bond Trust Receipts/Certificates
3.40%, 03/01/2033
(c),(d)
3,300 3,300
Texas Municipal Gas Acquisition & Supply Corp V
5.00%, 04/01/2036
(g)
3,725 3,881
5.00%, 01/01/2055
(c)
4,225 4,505
$ 60,600
Utah - 3 .24%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2050
(f)
1,360 1,447
5.00%, 07/01/2055
(f)
1,360 1,433
5.50%, 07/01/2040
(f)
2,040 2,211
5.50%, 07/01/2042
(f)
2,040 2,238
Mida Mountain Village Public Infrastructure District
6.00%, 06/15/2054
(d)
2,000 2,058
Utah Infrastructure Agency
5.00%, 10/15/2032 4,385 4,409
5.00%, 10/15/2037 1,500 1,502
5.38%, 10/15/2040 1,200 1,207
$ 16,505
Virginia - 2 .61%
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(e)
5,000 5,105
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 2,720 2,817
Virginia Housing Development Authority
4.60%, 07/01/2046 2,590 2,558
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,850
$ 13,330
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 0 .34%
Public Finance Authority
5.75%, 06/30/2060 $ 600 $ 614
6.50%, 06/30/2060 1,000 1,101
$ 1,715
TOTAL MUNICIPAL BONDS $ 533,122
Total Investments $ 535,507
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.51)%
Notes with interest rates of 3.10% - 3.21% at April
30, 2026 and contractual maturities of collateral
from 2026-2049.
(h)
$ (28,065) (28,065)
Total Net Investments $ 507,442
Other Assets and Liabilities -  0.47% 2,371
TOTAL NET ASSETS - 100.00% $ 509,813
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $67,573 or 13.25% of net assets.
(e) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Security purchased on a when-issued basis.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2026.

Glossary to the Schedule of Investments
April 30, 2026
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
ILS Israeli New Shekel
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2026(b) $ 9 .83 $ 0 .17 ( $ 0 .04 ) $ 0 .13 ( $ 0 .17 ) ( $ 0 .17 ) $ 9 .79
2025 9 .86 0 .33 ( 0 .02 ) 0 .31 ( 0 .34 ) ( 0 .34 ) 9 .83
2024 9 .30 0 .30 0 .56 0 .86 ( 0 .30 ) ( 0 .30 ) 9 .86
2023 9 .27 0 .28 0 .02 0 .30 ( 0 .27 ) ( 0 .27 ) 9 .30
2022 11 .02 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .25 ) ( 0 .25 ) 9 .27
2021 10 .85 0 .24 0 .17 0 .41 ( 0 .24 ) ( 0 .24 ) 11 .02
Class C shares
2026(b) 9 .85 0 .13 ( 0 .03 ) 0 .10 ( 0 .13 ) ( 0 .13 ) 9 .82
2025 9 .88 0 .25 ( 0 .02 ) 0 .23 ( 0 .26 ) ( 0 .26 ) 9 .85
2024 9 .32 0 .21 0 .56 0 .77 ( 0 .21 ) ( 0 .21 ) 9 .88
2023 9 .29 0 .20 0 .02 0 .22 ( 0 .19 ) ( 0 .19 ) 9 .32
2022 11 .05 0 .16 ( 1 .76 ) ( 1 .60 ) ( 0 .16 ) ( 0 .16 ) 9 .29
2021 10 .87 0 .15 0 .18 0 .33 ( 0 .15 ) ( 0 .15 ) 11 .05
Institutional shares
2026(b) 9 .84 0 .18 ( 0 .04 ) 0 .14 ( 0 .18 ) ( 0 .18 ) 9 .80
2025 9 .87 0 .35 ( 0 .02 ) 0 .33 ( 0 .36 ) ( 0 .36 ) 9 .84
2024 9 .30 0 .32 0 .57 0 .89 ( 0 .32 ) ( 0 .32 ) 9 .87
2023 9 .27 0 .31 0 .02 0 .33 ( 0 .30 ) ( 0 .30 ) 9 .30
2022 11 .03 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .27 ) ( 0 .27 ) 9 .27
2021 10 .86 0 .26 0 .18 0 .44 ( 0 .27 ) ( 0 .27 ) 11 .03

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1 .30% (c) ,(d) $ 357,516 0 .83% (e) 0 .71% (e) ,(f) 3 .52% (e) 37 .5% (e)
3 .19 (d) 335,447 0 .85 0 .71 (f) 3 .40 52 .2
9 .27 (d) 323,809 0 .87 0 .71 (f) 3 .02 35 .9
3 .19 (d) 301,835 0 .89 0 .72 (f) 2 .89 31 .5
( 13 .86 ) (d) ,(g) 328,411 0 .78 0 .72 (f) 2 .42 38 .9
3 .89 (d) ,(g) 471,777 0 .79 0 .76 (f) 2 .11 13 .2
0 .97 (c) ,(d) 15,168 1 .69 (e) 1 .57 (e) ,(f) 2 .66 (e) 37 .5 (e)
2 .34 (d) 16,019 1 .67 1 .53 (f) 2 .57 52 .2
8 .34 (d) 20,508 1 .70 1 .54 (f) 2 .18 35 .9
2 .32 (d) 21,229 1 .73 1 .56 (f) 2 .05 31 .5
( 14 .55 ) (d) 26,031 1 .60 1 .54 (f) 1 .59 38 .9
3 .05 (d) 39,213 1 .59 1 .56 (f) 1 .31 13 .2
1 .42 (c) 314,151 0 .58 (e) ,(h) 0 .46 (e) ,(f) ,(h) 3 .76 (e) 37 .5 (e)
3 .44 293,382 0 .60 (h) 0 .46 (f) ,(h) 3 .64 52 .2
9 .64 279,440 0 .62 (h) 0 .46 (f) ,(h) 3 .27 35 .9
3 .46 235,290 0 .63 (h) 0 .46 (f) ,(h) 3 .15 31 .5
( 13 .65 ) 198,684 0 .53 (h) 0 .47 (f) ,(h) 2 .68 38 .9
4 .05 217,309 0 .54 (h) 0 .51 (f) ,(h) 2 .36 13 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2026(b) $ 8.72 $ 0.14 ( $ 0 .11) $ 0.03 ( $ 0.15) ( $ 0.15) $ 8.60
2025 8.53 0.27 0.21 0.48 (0.29) (0.29) 8.72
2024 7.95 0.25 0.60 0.85 (0.27) (0.27) 8.53
2023 8.19 0.22 (0.22) – (0.24) (0.24) 7.95
2022 9.95 0.16 (1.72) (1.56) (0.20) (0.20) 8.19
2021 10.17 0.13 (0.16) (0.03) (0.19) (0.19) 9.95
Class J shares
2026(b) 8.74 0.15 (0.11) 0.04 (0.15) (0.15) 8.63
2025 8.55 0.28 0.21 0.49 (0.30) (0.30) 8.74
2024 7.97 0.26 0.60 0.86 (0.28) (0.28) 8.55
2023 8.21 0.23 (0.22) 0.01 (0.25) (0.25) 7.97
2022 9.98 0.17 (1.72) (1.55) (0.22) (0.22) 8.21
2021 10.19 0.15 (0.15) – (0.21) (0.21) 9.98
Institutional shares
2026(b) 8.75 0.15 (0.11) 0.04 (0.16) (0.16) 8.63
2025 8.56 0.29 0.21 0.50 (0.31) (0.31) 8.75
2024 7.98 0.27 0.60 0.87 (0.29) (0.29) 8.56
2023 8.22 0.24 ( 0 .21) 0.03 (0.27) (0.27) 7.98
2022 9.99 0.18 (1.72) (1.54) (0.23) (0.23) 8.22
2021 10.20 0.16 (0.15) 0.01 (0.22) (0.22) 9.99
R-3 shares
2026(b) 8.78 0.13 (0.11) 0.02 (0.14) (0.14) 8.66
2025 8.58 0.25 0.22 0.47 (0.27) (0.27) 8.78
2024 8.00 0.23 0.60 0.83 (0.25) (0.25) 8.58
2023 8.24 0.20 (0.21) (0.01) (0.23) (0.23) 8.00
2022 10.01 0.14 (1.72) (1.58) (0.19) (0.19) 8.24
2021 10.22 0.11 (0.15) (0.04) (0.17) (0.17) 10.01
R-5 shares
2026(b) 8.74 0.15 (0.12) 0.03 (0.15) (0.15) 8.62
2025 8.55 0.28 0.21 0.49 (0.30) (0.30) 8.74
2024 7.97 0.26 0.60 0.86 (0.28) (0.28) 8.55
2023 8.21 0.23 (0.21) 0.02 (0.26) (0.26) 7.97
2022 9.98 0.17 (1.73) (1.56) (0.21) (0.21) 8.21
2021 10.19 0.14 (0.15) (0.01) (0.20) (0.20) 9.98
R-6 shares
2026(b) 8.74 0.16 (0.12) 0.04 (0.16) (0.16) 8.62
2025 8.55 0.30 0.21 0.51 (0.32) (0.32) 8.74
2024 7.97 0.28 0.60 0.88 (0.30) (0.30) 8.55
2023 8.21 0.25 (0.21) 0.04 (0.28) (0.28) 7.97
2022 9.98 0.19 (1.72) (1.53) (0.24) (0.24) 8.21
2021 10.19 0.17 (0.15) 0.02 (0.23) (0.23) 9.98

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.29% (c),(d) $ 185,340 0.71% (e) – % 3.26% (e) 9.3% (e)
5.74 (d) 194,772 0.71 – 3.15 13.4
10.76 (d) 207,573 0.71 – 2.94 13.9
(0.10) (d) 201,448 0.79 – 2.57 9.9
(15.89) (d),(f) 199,804 0.76 – 1.71 13.7
(0.18) (d),(f) 293,606 0.78 – 1.30 15.8
0.47 (c),(d) 76,194 0.58 (e) – 3.39 (e) 9.3 (e)
5.88 (d) 79,136 0.57 (g) 0.57 (h) 3.29 13.4
10.91 (d) 82,571 0.55 (g) 0.56 (h) 3.11 13.9
0.04 (d) 79,226 0.65 (g) 0.67 (h) 2.70 9.9
(15.74) (d) 84,794 0.62 (g) 0.64 (h) 1.85 13.7
(0.05) (d) 114,866 0.64 (g) 0.66 (h) 1.44 15.8
0.42 (c) 613,558 0.43 (e),(i) – 3.54 (e) 9.3 (e)
6.01 603,826 0.43 (i) – 3.43 13.4
11.01 542,411 0.44 (i) – 3.20 13.9
0.23 785,524 0.46 (i) – 2.90 9.9
(15.60) 636,066 0.47 (i) – 2.00 13.7
0.06 770,550 0.54 (i) – 1.55 15.8
0.19 (c) 16,708 0.90 (e) – 3.07 (e) 9.3 (e)
5.62 16,453 0.90 – 2.96 13.4
10.47 9,170 0.91 – 2.74 13.9
(0.25) 9,070 0.95 – 2.40 9.9
(15.97) 10,025 0.95 – 1.52 13.7
(0.38) 12,325 0.98 – 1.10 15.8
0.34 (c) 20,842 0.59 (e) – 3.37 (e) 9.3 (e)
5.85 21,689 0.59 – 3.27 13.4
10.85 17,233 0.60 – 3.05 13.9
0.06 19,969 0.64 – 2.72 9.9
(15.76) 18,198 0.64 – 1.81 13.7
(0.07) 32,242 0.67 – 1.41 15.8
0.47 (c) 9,519,968 0.34 (e) – 3 .63 (e) 9.3 (e)
6.12 9,816,682 0.34 – 3.53 13.4
11.14 9,972,321 0.34 – 3 .31 13.9
0.32 8,552,003 0.38 – 2.97 9.9
(15.54) 8,288,998 0.38 – 2 .10 13.7
0.18 9,159,603 0.41 (i) – 1.67 15.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2026(b) $ 9.20 $ 0.21 ( $ 0.15) $ 0.06 ( $ 0.21) $ – ( $ 0.21) $ 9.05
2025 9.07 0.39 0.13 0.52 (0.39) – (0.39) 9.20
2024 8.51 0.35 0.55 0.90 (0.34) – (0.34) 9.07
2023 8.84 0.29 (0.35) (0.06) (0.27) – (0.27) 8.51
2022 10.99 0.20 (2.05) (1.85) (0.17) (0.13) (0.30) 8.84
2021 11.57 0.17 (0.03) 0.14 (0.19) (0.53) (0.72) 10.99
Class J shares
2026(b) 9.28 0.21 (0.14) 0.07 (0.21) – (0.21) 9.14
2025 9.15 0.39 0.13 0.52 (0.39) – (0.39) 9.28
2024 8.58 0.35 0.56 0.91 (0.34) – (0.34) 9.15
2023 8.91 0.28 (0.35) (0.07) (0.26) – (0.26) 8.58
2022 11.08 0.20 (2.07) (1.87) (0.17) (0.13) (0.30) 8 .91
2021 11.66 0.18 (0.03) 0.15 (0.20) (0.53) (0.73) 11.08
Institutional shares
2026(b) 9 .19 0.22 (0.15) 0.07 (0.22) – (0.22) 9.04
2025 9.06 0.42 0.13 0.55 (0.42) – (0.42) 9.19
2024 8.51 0.38 0.54 0.92 (0.37) – (0.37) 9.06
2023 8.84 0.31 (0.35) (0.04) (0.29) – (0.29) 8.51
2022 10.98 0.23 (2.04) (1.81) (0.20) (0.13) (0.33) 8.84
2021 11.57 0.21 (0.04) 0.17 (0.23) (0.53) (0.76) 10.98
R-3 shares
2026(b) 9.11 0.19 (0.13) 0.06 (0.20) – (0.20) 8.97
2025 8.99 0.37 0 .12 0.49 (0.37) – (0.37) 9.11
2024 8.44 0.33 0.54 0.87 (0.32) – (0.32) 8.99
2023 8.77 0.26 (0.34) (0.08) (0.25) – (0.25) 8.44
2022 10.91 0.18 (2.04) (1.86) (0.15) (0.13) (0.28) 8.77
2021 11.49 0.15 (0.03) 0.12 (0.17) (0.53) (0.70) 10.91
R-5 shares
2026(b) 9.13 0.21 (0.14) 0.07 (0.21) – (0.21) 8.99
2025 9.00 0.40 0.13 0.53 (0.40) – (0.40) 9.13
2024 8.46 0.36 0.53 0.89 (0.35) – (0.35) 9.00
2023 8.78 0.29 (0.33) (0.04) (0.28) – (0.28) 8.46
2022 10.92 0.21 (2.04) (1.83) (0.18) (0.13) ( 0 .31) 8.78
2021 11.50 0.18 (0.03) 0.15 (0.20) (0.53) (0.73) 10.92

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.61% (c),(d) $ 59,462 0.80% (e),(f) – % 4.52% (e) 98.4% (e)
5.89 (d) 63,683 0.80 (f) – 4.33 165.0
10.68 (d) 64,346 0.81 (f) – 3.83 159.6
(0 .83) (d) 65,589 0.84 (f) – 3.16 156.0
(17.03) (d) 69,698 0.84 (f) – 2.04 160.7
1.24 (d) 94,268 0.84 (f) – 1.54 181.5
0.72 (c),(d) 90,328 0.80 (e) – 4.51 (e) 98.4 (e)
5.83 (d) 94,654 0.81 (g) 0.81 (h) 4.32 165.0
10.72 (d) 95,565 0.80 (g) 0 .81 (h) 3.85 159.6
(0.93) (d) 94,195 0.94 (g) 0.98 (h) 3.06 156.0
(17.08) (d) 103,790 0.85 (g) 0.93 (h) 2.04 160.7
1.25 (d) 142,242 0.82 (g) 0.91 (h) 1.56 181.5
0.77 (c) 305,793 0.48 (e),(f) – 4.84 (e) 98.4 (e)
6.24 322,956 0.48 (f) – 4 .65 165.0
10.90 330,925 0.51 (f) – 4.14 159.6
(0.44) (i) 330,432 0.56 (f) – 3.44 156.0
(16.89) (i) 350,465 0.56 (f) – 2.34 160.7
1.54 (i) 398,554 0.56 (f) – 1.85 181.5
0.63 (c) 14,674 1.01 (e) – 4.31 (e) 98.4 (e)
5.62 16,579 1.01 – 4.13 165.0
10.42 13,628 1.02 – 3.62 159.6
(1.06) 14,967 1.07 (f) – 2.93 156.0
(17.25) 13,893 1.07 (f) – 1.81 160.7
1.03 20,465 1.07 (f) – 1.33 181.5
0.78 (c) 20,201 0.70 (e) – 4.62 (e) 98.4 (e)
6.04 20,704 0.70 – 4.43 165.0
10.62 37,351 0.71 – 3.94 159.6
(0.64) 37,949 0.76 (f) – 3.24 156.0
(16.98) 38,423 0.76 (f) – 2.16 160.7
1.34 44,691 0.76 (f) – 1.64 181.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME FUND
Class A shares
2026(b) $ 12 .05 $ 0 .34 ( $ 0 .40 ) ( $ 0 .06 ) ( $ 0 .36 ) $ – ( $ 0 .36 ) $ 11 .63
2025 11 .96 0 .69 0 .08 0 .77 ( 0 .68 ) – ( 0 .68 ) 12 .05
2024 11 .26 0 .73 0 .71 1 .44 ( 0 .74 ) – ( 0 .74 ) 11 .96
2023 11 .58 0 .70 ( 0 .35 ) 0 .35 ( 0 .67 ) – ( 0 .67 ) 11 .26
2022 13 .87 0 .55 ( 2 .27 ) ( 1 .72 ) ( 0 .56 ) ( 0 .01 ) ( 0 .57 ) 11 .58
2021 12 .57 0 .56 1 .32 1 .88 ( 0 .58 ) – ( 0 .58 ) 13 .87
Class C shares
2026(b) 11 .97 0 .29 ( 0 .38 ) ( 0 .09 ) ( 0 .32 ) – ( 0 .32 ) 11 .56
2025 11 .89 0 .59 0 .07 0 .66 ( 0 .58 ) – ( 0 .58 ) 11 .97
2024 11 .19 0 .64 0 .71 1 .35 ( 0 .65 ) – ( 0 .65 ) 11 .89
2023 11 .51 0 .61 ( 0 .35 ) 0 .26 ( 0 .58 ) – ( 0 .58 ) 11 .19
2022 13 .78 0 .45 ( 2 .25 ) ( 1 .80 ) ( 0 .47 ) – ( 0 .47 ) 11 .51
2021 12 .49 0 .47 1 .29 1 .76 ( 0 .47 ) – ( 0 .47 ) 13 .78
Institutional shares
2026(b) 11 .96 0 .36 ( 0 .39 ) ( 0 .03 ) ( 0 .38 ) – ( 0 .38 ) 11 .55
2025 11 .89 0 .73 0 .06 0 .79 ( 0 .72 ) – ( 0 .72 ) 11 .96
2024 11 .20 0 .76 0 .71 1 .47 ( 0 .78 ) – ( 0 .78 ) 11 .89
2023 11 .52 0 .74 ( 0 .35 ) 0 .39 ( 0 .71 ) – ( 0 .71 ) 11 .20
2022 13 .79 0 .59 ( 2 .24 ) ( 1 .65 ) ( 0 .61 ) ( 0 .01 ) ( 0 .62 ) 11 .52
2021 12 .50 0 .61 1 .31 1 .92 ( 0 .63 ) – ( 0 .63 ) 13 .79
R-6 shares
2026(b) 11 .96 0 .36 ( 0 .39 ) ( 0 .03 ) ( 0 .38 ) – ( 0 .38 ) 11 .55
2025 11 .88 0 .73 0 .07 0 .80 ( 0 .72 ) – ( 0 .72 ) 11 .96
2024 11 .19 0 .76 0 .71 1 .47 ( 0 .78 ) – ( 0 .78 ) 11 .88
2023 11 .51 0 .73 ( 0 .33 ) 0 .40 ( 0 .72 ) – ( 0 .72 ) 11 .19
2022 13 .78 0 .58 ( 2 .23 ) ( 1 .65 ) ( 0 .61 ) ( 0 .01 ) ( 0 .62 ) 11 .51
2021 12 .49 0 .62 1 .30 1 .92 ( 0 .63 ) – ( 0 .63 ) 13 .78

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .47 ) % (c) ,(d) $ 807,358 1 .03% (e) 5 .85% (e) 86 .6% (e)
6 .65 (d) 881,096 1 .03 (f) 5 .77 92 .9
13 .01 (d) 970,669 1 .02 (f) 6 .11 86 .3
2 .98 (d) 1,024,316 1 .03 (g) 5 .95 75 .1
( 12 .68 ) (d) 1,156,493 1 .01 (g) 4 .31 72 .1
15 .13 (d) 1,475,288 1 .02 (g) 4 .10 93 .6
( 0 .80 ) (c) ,(d) 64,988 1 .84 (e) 5 .05 (e) 86 .6 (e)
5 .75 (d) 83,393 1 .80 (f) 5 .01 92 .9
12 .25 (d) 130,856 1 .77 (f) 5 .38 86 .3
2 .18 (d) 168,004 1 .79 (g) 5 .17 75 .1
( 13 .30 ) (d) 269,493 1 .77 (g) 3 .50 72 .1
14 .24 (d) 469,597 1 .76 (g) 3 .48 93 .6
( 0 .22 ) (c) 1,252,883 0 .68 (e) ,(g) 6 .20 (e) 86 .6 (e)
6 .89 1,361,939 0 .69 (f) ,(g) 6 .12 92 .9
13 .38 1,401,376 0 .69 (f) ,(g) 6 .43 86 .3
3 .36 1,341,117 0 .68 (g) 6 .30 75 .1
( 12 .31 ) 1,769,364 0 .68 (g) 4 .63 72 .1
15 .52 2,448,424 0 .68 (g) 4 .48 93 .6
( 0 .21 ) (c) 63,310 0 .68 (e) ,(g) 6 .20 (e) 86 .6 (e)
6 .98 70,372 0 .68 (f) ,(g) 6 .14 92 .9
13 .40 104,439 0 .68 (f) ,(g) 6 .41 86 .3
3 .37 104,419 0 .67 (g) 6 .25 75 .1
( 12 .31 ) 43,433 0 .67 (g) 4 .49 72 .1
15 .54 101,194 0 .68 (g) 4 .54 93 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2026(b) $ 16.74 $ 0.05 $ 1.23 $ 1.28 ( $ 0.37) $ – ( $ 0.37) $ 17.65
2025 14.22 0.21 2.99 3.20 (0.28) (0.40) (0.68) 16.74
2024 11.87 0.19 2.44 2.63 (0.28) – (0.28) 14.22
2023 10.77 0.16 1.01 1.17 (0.07) – (0.07) 11.87
2022 16.33 0.21 (3.85) (3.64) (0.50) (1.42) (1.92) 10.77
2021 12.74 0.18 3.52 3.70 (0.11) – (0.11) 16.33
Class J shares
2026(b) 16.47 0.06 1.21 1.27 (0.39) – (0.39) 17.35
2025 14.02 0.22 2.93 3.15 (0.30) (0.40) (0.70) 16.47
2024 11.70 0.21 2.41 2.62 (0.30) – (0.30) 14.02
2023 10.62 0.17 1.00 1.17 (0.09) – (0.09) 11.70
2022 16.13 0.22 (3.79) (3.57) (0.52) (1.42) (1.94) 10.62
2021 12.58 0.20 3.48 3.68 (0.13) – (0.13) 16.13
Institutional shares
2026(b) 16.65 0.08 1.22 1.30 (0.43) – (0.43) 17.52
2025 14.14 0.24 2.99 3.23 (0.32) (0.40) (0.72) 16 .65
2024 11.81 0.23 2.43 2.66 (0.33) – (0.33) 14.14
2023 10.71 0.21 1.01 1.22 (0.12) – (0.12) 11.81
2022 16.25 0.25 (3.82) (3.57) (0.55) (1.42) (1.97) 10.71
2021 12.68 0.24 3.49 3.73 (0.16) – (0.16) 16.25
R-3 shares
2026(b) 16.66 0.03 1.23 1.26 (0.35) – (0.35) 17.57
2025 14.17 0.18 2.98 3.16 (0.27) (0.40) (0.67) 16.66
2024 11.84 0.18 2.43 2.61 (0.28) – (0.28) 14.17
2023 10.74 0.15 1.00 1.15 (0.05) – (0.05) 11.84
2022 16.28 0.19 (3.83) (3.64) (0.48) (1.42) (1.90) 10.74
2021 12.70 0.17 3.51 3.68 (0.10) – (0.10) 16.28
R-5 shares
2026(b) 16.92 0.07 1.24 1.31 (0.39) – (0.39) 17.84
2025 14.38 0.23 3.02 3.25 (0.31) (0.40) (0.71) 16.92
2024 12.00 0.22 2.47 2.69 (0.31) – (0.31) 14.38
2023 10.89 0.18 1.02 1.20 (0.09) – (0.09) 12.00
2022 16.48 0.23 (3.88) (3.65) (0.52) (1.42) (1.94) 10.89
2021 12.85 0.21 3.56 3.77 (0.14) – (0.14) 16.48
R-6 shares
2026(b) 16.65 0.08 1.21 1.29 (0.43) – (0.43) 17.51
2025 14.15 0.11 3.13 3.24 (0.34) (0.40) (0.74) 16.65
2024 11.82 0.25 2.43 2.68 (0.35) – (0.35) 14.15
2023 10.73 0.22 1.00 1.22 (0.13) – (0.13) 11.82
2022 16.27 0.26 (3.82) (3.56) (0.56) (1.42) (1.98) 10.73
2021 12.69 0.23 3.52 3.75 (0.17) – (0.17) 16.27

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.74% (c),(d) $ 237,302 1.20% (e) – % 0.57% (e) 51.8% (e)
23.68 (d) 249,627 1.22 (f) – 1.40 38.2
22.37 (d) 221,725 1.18 (g) – 1.40 35.0
10.89 (d) 197,169 1.29 (h) – 1.28 42.2
(25.02) (d) 193,894 1.23 (h) – 1.65 57.0
29.16 (d) 267,701 1.18 – 1.16 48.7
7.74 (c),(d),(i) 192,440 1.08 (e) – 0.73 (e) 51.8 (e)
23.79 (d),(i) 183,313 1.11 (f),(j) 1.12 (k) 1.51 38.2
22 .60 (d) 151,958 1.05 (g),(j) 1.06 (k) 1.54 35.0
11.01 (d) 133,313 1.17 (h),(j) 1.19 (k) 1.41 42.2
(24.93) (d) 125,792 1.12 (h),(j) 1.14 (k) 1.76 57.0
29.35 (d) 178,815 1.05 (j) 1.08 (k) 1.28 48.7
7.90 (c) 177,506 0.84 (e),(l) – 0.98 (e) 51.8 (e)
24.12 165,766 0.86 (f),(l) – 1.63 38.2
22.79 197,038 0.86 (g),(l) – 1.67 35.0
11.40 388,034 0.88 (h),(l) – 1.70 42.2
(24.77) 402,288 0.88 (h),(l) – 1.99 57.0
29.63 (i) 557,003 0.85 (l) – 1.50 48.7
7.62 (c) 13,667 1.37 (e) – 0.39 (e) 51.8 (e)
23.43 14,816 1.39 (f) – 1.22 38.2
22.23 10,274 1.32 (g) – 1.27 35.0
10.77 9,612 1.36 (h) – 1.19 42.2
(25.09) 9,164 1.35 (h) – 1.50 57.0
29.03 14,118 1.32 – 1.06 48.7
7.83 (c) 25,924 1.06 (e) – 0.77 (e) 51.8 (e)
23.83 24,228 1.08 (f) – 1.53 38.2
22.63 18,466 1.01 (g) – 1.57 35.0
11.10 17,975 1.05 (h) – 1.49 42.2
(24.85) 23,589 1.04 (h) – 1.76 57.0
29.41 41,789 1.01 – 1.35 48.7
7.87 (c) 368,229 0.81 (e),(l) – 0.96 (e) 51.8 (e)
24.23 554,680 0.76 (f),(l) – 0.76 38.2
22.89 6,157,664 0.76 (g) – 1.80 35.0
11.40 3,725,314 0.79 (h),(l) – 1.78 42.2
(24.66) 3,254,802 0.78 (h),(l) – 2.08 57.0
29.71 4,491,999 0.74 (l) – 1.51 48.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Includes 0.01% of expense associated with consulting fees. The expense is not subject to the Manager's contractual expense limit.
(g) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(k) Excludes expense reimbursement from Manager and/or Distributor.
(l) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2026(b) $ 42.84 $ 0.25 $ 5.13 $ 5.38 ( $ 0.24) ( $ 3.49) ( $ 3.73) $ 44.49
2025 43.04 0.52 3.59 4.11 (0.59) (3.72) (4.31) 42.84
2024 33.09 0.66 10.18 10.84 (0.63) (0.26) (0.89) 43.04
2023 35.30 0.69 (0.88) (0.19) (0.67) (1.35) (2.02) 33.09
2022 41.63 0.56 (4.79) (4.23) (0.49) (1.61) (2.10) 35.30
2021 30.66 0.51 10 .94 11.45 (0.48) – (0.48) 41.63
Class C shares
2026(b) 41.29 0.08 4.94 5.02 (0.09) (3.49) (3.58) 42.73
2025 41.64 0.19 3.47 3.66 (0.29) (3.72) (4.01) 41.29
2024 32.04 0.36 9.84 10.20 (0.34) (0.26) (0.60) 41.64
2023 34.23 0.41 (0.85) (0.44) (0.40) (1.35) (1.75) 32.04
2022 40.42 0.26 (4.63) (4.37) (0.21) (1.61) (1.82) 34.23
2021 29.78 0.22 10.62 10.84 (0.20) – (0.20) 40.42
Class J shares
2026(b) 42.90 0.27 5.15 5.42 (0.26) (3.49) (3.75) 44.57
2025 43.10 0.56 3.59 4.15 (0.63) (3.72) (4.35) 42.90
2024 33.13 0.71 10.20 10.91 (0.68) (0.26) (0.94) 43.10
2023 35.34 0.73 (0.89) (0.16) (0.70) (1.35) (2.05) 33.13
2022 41.68 0.60 (4.80) (4.20) (0.53) (1.61) (2.14) 35.34
2021 30.70 0.55 10 .94 11.49 (0.51) – (0.51) 41.68
Institutional shares
2026(b) 42.92 0.32 5.15 5.47 (0.31) (3.49) (3.80) 44.59
2025 43.11 0.65 3.60 4.25 (0.72) (3.72) (4.44) 42.92
2024 33.14 0.80 10.20 11.00 (0.77) (0.26) (1.03) 43.11
2023 35.36 0.82 (0.89) (0.07) (0.80) (1.35) (2.15) 33.14
2022 41.69 0.69 (4.79) ( 4 .10) (0.62) (1.61) (2.23) 35.36
2021 30.71 0.64 10.95 11.59 (0.61) – (0.61) 41.69
R-3 shares
2026(b) 42.65 0.20 5.11 5.31 (0.19) (3.49) (3.68) 44.28
2025 42.87 0.42 3.58 4.00 (0.50) (3.72) (4.22) 42.65
2024 32.97 0.57 10.14 10.71 (0.55) (0.26) (0.81) 42.87
2023 35.18 0.62 (0.88) (0.26) (0.60) (1.35) (1.95) 32.97
2022 41.49 0.48 (4.77) (4.29) (0.41) (1.61) (2.02) 35.18
2021 30.56 0.43 10.90 11.33 (0.40) – (0.40) 41.49
R-5 shares
2026(b) 42.84 0.26 5.15 5.41 (0.26) (3.49) (3.75) 44.50
2025 43 .05 0.55 3.59 4.14 (0.63) (3.72) (4.35) 42.84
2024 33.10 0.71 10.17 10.88 (0.67) (0.26) (0.93) 43.05
2023 35.31 0.73 (0.88) (0.15) (0.71) (1.35) (2.06) 33.10
2022 41.64 0.60 (4.79) (4.19) (0.53) (1.61) (2.14) 35.31
2021 30.67 0.55 10.93 11.48 (0.51) – (0.51) 41.64

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
13.27% (c),(d) $ 1,344,056 0.84% (e) – % 1.18% (e) 9.3% (e)
10.27 (d) 1,255,226 0.85 – 1.27 16.7
33.11 (d) 1,296,060 0.85 – 1.68 16.3
(0.83) (d) 1,078,315 0.87 – 1.96 13.3
(10.64) (d) 1,176,246 0.86 – 1.48 16.9
37.51 (d) 1,424,668 0.86 – 1.33 22.0
12.82 (c),(d) 66,954 1.63 (e) – 0.39 (e) 9.3 (e)
9.41 (d) 66,019 1.63 – 0.49 16.7
32.10 (d) 74,647 1.62 – 0.94 16.3
(1.59) (d) 72,774 1.65 – 1.20 13.3
(11.33) (d),(f) 97,145 1.62 – 0.72 16.9
36.49 (d),(f) 125,768 1.61 – 0.61 22.0
13.35 (c),(d) 99,099 0.75 (e) – 1.27 (e) 9.3 (e)
10.37 (d) 91,168 0.74 (g) 0.74 (h) 1.37 16.7
33.27 (d) 89,080 0.74 (g) 0.75 (h) 1.79 16.3
(0.75) (d) 70,291 0.79 (g) 0.81 (h) 2.05 13.3
(10.55) (d) 76,630 0.77 (g) 0.79 (h) 1.58 16.9
37.60 (d) 86,651 0.77 (g) 0.79 (h) 1.42 22.0
13.47 (c) 6,419,776 0.52 (e),(i) – 1.50 (e) 9.3 (e)
10.64 6,860,500 0.52 (i) – 1.59 16.7
33.55 7,405,320 0.52 (i) – 2.01 16.3
(0.50) 6,448,013 0.52 (i) – 2.32 13.3
(10.32) (f) 7,731,338 0.52 (i) – 1.82 16.9
37.97 (f) 9,001,763 0.52 (i) – 1.68 22.0
13.14 (c) 28,041 1.08 (e) – 0.94 (e) 9.3 (e)
10.02 29,054 1.08 – 1.04 16.7
32.79 29,118 1.08 – 1.46 16.3
(1.05) 25,777 1.08 – 1.77 13.3
(10.81) 30,045 1.08 – 1.27 16.9
37.21 33,754 1.07 – 1.12 22.0
13.33 (c) 175,031 0.77 (e) – 1.25 (e) 9.3 (e)
10.34 166,162 0.77 – 1.34 16.7
33.21 129,846 0.77 – 1.80 16.3
(0.73) 127,806 0.77 – 2.07 13.3
(10.54) 147,468 0.77 – 1.57 16.9
37.62 179,232 0.76 – 1.43 22.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2026(b) $ 9 .62 $ 0 .33 $ 0 .04 $ 0 .37 ( $ 0 .35 ) $ – $ – ( $ 0 .35 ) $ 9 .64
2025 8 .93 0 .68 0 .57 1 .25 ( 0 .56 ) – – ( 0 .56 ) 9 .62
2024 8 .25 0 .72 0 .61 1 .33 ( 0 .65 ) – – ( 0 .65 ) 8 .93
2023 7 .92 0 .61 0 .26 0 .87 ( 0 .54 ) – – ( 0 .54 ) 8 .25
2022 10 .28 0 .49 ( 2 .21 ) ( 1 .72 ) ( 0 .64 ) – – ( 0 .64 ) 7 .92
2021 10 .24 0 .39 0 .07 0 .46 ( 0 .29 ) ( 0 .09 ) ( 0 .04 ) ( 0 .42 ) 10 .28

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .96% (c) ,(d) $ 994,547 0 .83% (e) ,(f) 6 .94% (e) 134 .7% (e)
14 .54 810,064 0 .84 (f) 7 .43 125 .7
16 .48 660,597 0 .85 (f) 8 .18 172 .3
10 .97 447,683 0 .85 (f) 7 .02 139 .8
( 17 .17 ) 378,572 0 .84 (f) 5 .24 117 .4
4 .47 770,197 0 .85 (f) 3 .69 170 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
Class A shares
2026(b) $ 35.24 $ – $ 5.46 $ 5.46 ( $ 0.21) ( $ 0.55) ( $ 0.76) $ 39.94
2025 26.87 0.25 8.12 8.37 – – – 35.24
2024 22.69 0.27 4.36 4.63 (0.45) – (0.45) 26.87
2023 20.06 0.28 2.59 2.87 (0.24) – (0.24) 22.69
2022 31.87 0.37 (10.12) (9.75) (0.31) (1.75) (2.06) 20.06
2021 26.98 0.20 4.73 4.93 (0.04) – (0.04) 31.87
Class J shares
2026(b) 33.72 0.02 5.21 5.23 (0.26) (0.55) (0.81) 38.14
2025 25.70 0.28 7.76 8.04 (0.02) – (0.02) 33.72
2024 21.72 0.30 4.17 4.47 (0.49) – (0.49) 25.70
2023 19.23 0.30 2.47 2.77 (0.28) – (0.28) 21.72
2022 30.64 0.38 (9.67) (9.29) (0.37) (1.75) (2.12) 19.23
2021 25.94 0.25 4.53 4.78 (0.08) – (0.08) 30.64
Institutional shares
2026(b) 34.86 0.05 5.39 5.44 (0.32) (0.55) (0.87) 39.43
2025 26.57 0.36 8.00 8.36 (0.07) – (0.07) 34.86
2024 22.44 0.22 4.45 4.67 (0.54) – (0.54) 26.57
2023 19.86 0.36 2.54 2.90 (0.32) – (0.32) 22.44
2022 31.58 0.47 (10.01) (9.54) (0.43) (1.75) (2.18) 19.86
2021 26.72 0.32 4.66 4.98 (0.12) – (0.12) 31.58
R-3 shares
2026(b) 34.70 (0.03) 5.38 5.35 (0.19) (0.55) (0.74) 39.31
2025 26.49 0.22 7.99 8.21 – – – 34.70
2024 22.37 0.22 4.31 4.53 (0.41) – (0.41) 26.49
2023 19.79 0.23 2.56 2.79 (0.21) – (0.21) 22.37
2022 31.46 0.31 (9.96) (9.65) (0.27) (1.75) (2.02) 19.79
2021 26.64 0.17 4.65 4.82 – – – 31.46
R-5 shares
2026(b) 35.07 0.03 5.42 5.45 (0.28) (0.55) (0.83) 39 .69
2025 26.72 0.31 8.08 8.39 (0.04) – (0.04) 35.07
2024 22.52 0.30 4.34 4.64 ( 0 .44) – (0.44) 26.72
2023 19.93 0.31 2.56 2.87 (0.28) – (0.28) 22.52
2022 31.66 0.40 (10.02) ( 9 .62) (0.36) (1.75) (2.11) 19.93
2021 26.79 0.26 4.69 4.95 (0.08) – (0.08) 31.66
R-6 shares
2026(b) 34.94 0.07 5.41 5.48 (0.35) (0.55) (0.90) 39.52
2025 26.62 0.37 8.04 8.41 (0.09) – (0.09) 34.94
2024 22.47 0.14 4.56 4.70 (0.55) – (0.55) 26.62
2023 19.88 0.35 2.58 2.93 (0.34) – (0.34) 22.47
2022 31.60 0.44 (9.95) (9.51) (0.46) (1.75) (2.21) 19.88
2021 26.74 0.36 4.65 5.01 (0.15) – (0.15) 31.60

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
15.88% (c),(d) $ 99,305 1.40% (e),(f),(g) – % (0.02) % (e) 59.2% (e)
31.15 (d) 81,802 1.45 (f),(g) – 0.86 32.3
20.63 (d) 67,819 1.46 (f),(h) – 1.06 28.5
14.33 (d) 63,629 1.47 (f) – 1.20 32.4
(32.46) (d) 60,893 1.55 (f) – 1.44 34.7
18.27 (d) 91,585 1.56 (f),(h) – 0.63 43.9
15.95 (c),(d) 116,048 1.28 (e),(f),(g) – 0.09 (e) 59.2 (e)
31.30 (d) 94,926 1.31 (g),(i) 1.35 (j) 1.00 32.3
20.84 (d) 71,586 1.31 (h),(i) 1.45 (j) 1.22 28.5
14.46 (d) 65,679 1.31 (i) 1.59 (j) 1.35 32.4
(32.31) (d) 61,730 1.37 (i) 1.52 (j) 1.58 34.7
18.46 (d) 99,899 1.38 (h),(i) 1.48 (j) 0.80 43.9
16.03 (c) 64,214 1.11 (e),(f),(g) – 0.27 (e) 59.2 (e)
31.57 51,112 1.11 (f),(g) – 1.25 32.3
21.07 31,746 1.11 (f),(h) – 0.89 28.5
14.66 67,145 1.12 (f) – 1.54 32.4
(32.20) 60,449 1.20 (f) – 1.90 34.7
18.66 73,485 1.21 (f),(h) – 0.98 43.9
15.81 (c) 8,262 1.54 (e),(g) – (0 .19) (e) 59.2 (e)
30.99 6,676 1.56 (g) – 0.75 32.3
20.45 3,762 1.63 (h) – 0.88 28.5
14.10 4,132 1.66 – 1.00 32.4
(32.54) 3,733 1.69 – 1.23 34.7
18.09 6,358 1.68 (h) – 0.53 43.9
15.98 (c),(k) 8,040 1.23 (e),(g) – 0.16 (e) 59.2 (e)
31.43 6,200 1.25 (g) – 1.07 32.3
20.81 3,027 1.32 (h) – 1.20 28.5
14.42 4,691 1.35 – 1.32 32.4
(32.32) 4,563 1.38 – 1.60 34.7
18.48 8,234 1.37 (h) – 0.79 43.9
16.13 (c) 7,449,184 0.97 (e),(f),(g) – 0.41 (e) 59.2 (e)
31.70 5,299,251 1.00 (f),(g) – 1.25 32.3
21.16 2,240,199 1.02 (f),(h) – 0.51 28.5
14.81 3,961 1.04 (f) – 1.51 32.4
(32.14) (k) 2,165 1.09 (f) – 1.71 34.7
18.79 (k) 4,121 1.10 (f),(h) – 1.12 43.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Includes 0.01% of expense associated with consulting fees. The expense is not subject to the Manager's contractual expense limit.
(h) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(j) Excludes expense reimbursement from Manager and/or Distributor.
(k) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2026(b) $ 8 .96 $ 0 .07 $ 0 .78 $ 0 .85 ( $ 0 .21 ) $ – ( $ 0 .21 ) $ 9 .60
2025 9 .04 0 .16 ( 0 .04 ) 0 .12 ( 0 .20 ) – ( 0 .20 ) 8 .96
2024 7 .25 0 .16 1 .83 1 .99 ( 0 .20 ) – ( 0 .20 ) 9 .04
2023 7 .69 0 .16 ( 0 .54 ) ( 0 .38 ) ( 0 .06 ) – ( 0 .06 ) 7 .25
2022 10 .83 0 .14 ( 3 .03 ) ( 2 .89 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 7 .69
2021 7 .98 0 .12 2 .80 2 .92 ( 0 .07 ) – ( 0 .07 ) 10 .83
Institutional shares
2026(b) 9 .80 0 .09 0 .87 0 .96 ( 0 .25 ) – ( 0 .25 ) 10 .51
2025 9 .86 0 .21 ( 0 .04 ) 0 .17 ( 0 .23 ) – ( 0 .23 ) 9 .80
2024 7 .90 0 .21 1 .99 2 .20 ( 0 .24 ) – ( 0 .24 ) 9 .86
2023 8 .37 0 .21 ( 0 .58 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .90
2022 11 .76 0 .19 ( 3 .30 ) ( 3 .11 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 8 .37
2021 8 .64 0 .16 3 .04 3 .20 ( 0 .08 ) – ( 0 .08 ) 11 .76
R-3 shares
2026(b) 9 .68 0 .07 0 .85 0 .92 ( 0 .19 ) – ( 0 .19 ) 10 .41
2025 9 .78 0 .19 ( 0 .08 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 9 .68
2024 7 .84 0 .15 2 .00 2 .15 ( 0 .21 ) – ( 0 .21 ) 9 .78
2023 8 .31 0 .16 ( 0 .58 ) ( 0 .42 ) ( 0 .05 ) – ( 0 .05 ) 7 .84
2022 11 .68 0 .13 ( 3 .26 ) ( 3 .13 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 8 .31
2021 8 .61 0 .12 3 .02 3 .14 ( 0 .07 ) – ( 0 .07 ) 11 .68
R-5 shares
2026(b) 9 .76 0 .09 0 .84 0 .93 ( 0 .23 ) – ( 0 .23 ) 10 .46
2025 9 .83 0 .19 ( 0 .04 ) 0 .15 ( 0 .22 ) – ( 0 .22 ) 9 .76
2024 7 .87 0 .20 1 .99 2 .19 ( 0 .23 ) – ( 0 .23 ) 9 .83
2023 8 .35 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .08 ) – ( 0 .08 ) 7 .87
2022 11 .74 0 .18 ( 3 .28 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .35
2021 8 .64 0 .14 3 .03 3 .17 ( 0 .07 ) – ( 0 .07 ) 11 .74
R-6 shares
2026(b) 9 .81 0 .10 0 .86 0 .96 ( 0 .26 ) – ( 0 .26 ) 10 .51
2025 9 .87 0 .22 ( 0 .04 ) 0 .18 ( 0 .24 ) – ( 0 .24 ) 9 .81
2024 7 .91 0 .22 1 .99 2 .21 ( 0 .25 ) – ( 0 .25 ) 9 .87
2023 8 .38 0 .22 ( 0 .59 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .91
2022 11 .77 0 .19 ( 3 .29 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .38
2021 8 .64 0 .17 3 .04 3 .21 ( 0 .08 ) – ( 0 .08 ) 11 .77

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .84% (c) ,(d) ,(e) $ 49,383 1 .36% (f) ,(g) 1 .50% (f) 41 .6% (f)
1 .47 (e) 48,016 1 .36 1 .82 22 .1
27 .66 (e) 58,008 1 .33 (h) 1 .95 27 .5
( 4 .98 ) (e) 55,011 1 .36 2 .01 24 .3
( 27 .34 ) (e) 82,943 1 .31 1 .45 16 .8
36 .76 (e) 112,900 1 .29 1 .22 25 .9
10 .05 (c) 1,104,589 0 .95 (f) ,(g) ,(i) 1 .91 (f) 41 .6 (f)
1 .94 1,015,951 0 .94 (i) 2 .22 22 .1
28 .08 1,044,659 0 .95 (h) ,(i) 2 .33 27 .5
( 4 .54 ) 1,090,278 0 .94 (i) 2 .43 24 .3
( 27 .10 ) 1,422,719 0 .94 (i) 1 .79 16 .8
37 .21 2,394,983 0 .94 (i) 1 .53 25 .9
9 .71 (c) 619 1 .47 (f) ,(g) 1 .43 (f) 41 .6 (f)
1 .27 498 1 .46 2 .02 22 .1
27 .53 1,846 1 .46 (h) 1 .62 27 .5
( 5 .13 ) 724 1 .45 1 .88 24 .3
( 27 .40 ) 578 1 .45 1 .27 16 .8
36 .57 544 1 .44 1 .11 25 .9
9 .78 (c) 2,803 1 .16 (f) ,(g) 1 .85 (f) 41 .6 (f)
1 .66 10,798 1 .15 2 .01 22 .1
27 .97 8,510 1 .15 (h) 2 .13 27 .5
( 4 .84 ) 6,431 1 .14 2 .24 24 .3
( 27 .13 ) 5,935 1 .14 1 .79 16 .8
36 .91 353 1 .13 1 .27 25 .9
9 .98 (c) 557,262 0 .91 (f) ,(g) 1 .95 (f) 41 .6 (f)
2 .00 524,726 0 .90 2 .33 22 .1
28 .27 (d) 721,279 0 .90 (h) 2 .39 27 .5
( 4 .59 ) (d) 650,870 0 .89 2 .47 24 .3
( 27 .02 ) 707,703 0 .88 (i) 1 .84 16 .8
37 .35 1,585,562 0 .87 (i) 1 .59 25 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2026(b) $ 9.16 $ 0.17 ( $ 0.10) $ 0.07 ( $ 0.16) ( $ 0.16) $ 9.07
2025 8.89 0.32 0.26 0.58 (0.31) (0.31) 9.16
2024 8.26 0.24 0.64 0.88 (0.25) (0.25) 8.89
2023 8.62 0.20 (0.33) (0.13) (0.23) (0.23) 8.26
2022 10.32 0.09 (1.66) (1.57) (0.13) (0.13) 8.62
2021 10.59 0.03 (0.18) (0.15) (0.12) (0.12) 10.32
Class J shares
2026(b) 9.18 0.16 (0.08) 0.08 (0.16) (0.16) 9.10
2025 8.92 0.31 0.25 0.56 (0.30) (0.30) 9.18
2024 8.28 0.24 0.64 0.88 (0.24) (0.24) 8.92
2023 8.64 0.20 (0.34) (0.14) (0.22) (0.22) 8.28
2022 10.35 0.09 (1.68) (1.59) (0.12) (0.12) 8.64
2021 10.62 0.03 (0.19) (0.16) (0.11) (0.11) 10.35
Institutional shares
2026(b) 9.17 0.18 (0.09) 0.09 (0.17) (0.17) 9.09
2025 8.91 0.34 0.26 0.60 (0.34) (0.34) 9.17
2024 8.28 0.27 0.63 0.90 (0.27) (0.27) 8.91
2023 8.63 0.23 (0.32) (0.09) (0.26) (0.26) 8.28
2022 10.34 0.11 (1.67) (1.56) (0.15) (0.15) 8.63
2021 10.61 0.06 (0.19) (0.13) (0.14) (0.14) 10.34
R-3 shares
2026(b) 9.18 0.16 (0.10) 0.06 (0.15) (0.15) 9.09
2025 8.92 0.30 0.25 0.55 (0.29) (0.29) 9.18
2024 8.28 0.23 0.64 0.87 (0.23) (0.23) 8 .92
2023 8.64 0.19 (0.33) (0.14) (0.22) (0.22) 8.28
2022 10.34 0.07 (1.66) (1.59) (0.11) (0.11) 8.64
2021 10.62 0.01 (0.19) (0.18) (0.10) (0.10) 10.34
R-5 shares
2026(b) 9.19 0.17 (0.09) 0.08 (0.17) (0.17) 9.10
2025 8.92 0.33 0.26 0.59 (0.32) (0.32) 9.19
2024 8.29 0.25 0.64 0.89 (0.26) (0.26) 8.92
2023 8.64 0.22 (0.32) (0.10) (0.25) (0.25) 8.29
2022 10.35 0.10 (1.67) (1.57) (0.14) (0.14) 8.64
2021 10.62 0.05 (0.19) (0.14) (0.13) (0.13) 10.35

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.76% (c),(d) $ 126,575 0.81% (e) – % 3.64% (e) 124.8% (e)
6.67 (d) 134,176 0.80 – 3.54 268.0
10.66 (d) 141,861 0.81 – 2.72 233.7
(1.65) (d) 145,881 0.85 – 2.30 128.0
(15.37) (d) 172,969 0.78 – 0.94 352.1
(1.44) (d) 229,225 0.77 – 0 .32 343.7
0.84 (c),(d) 64,882 0.87 (e) – 3.58 (e) 124.8 (e)
6.45 (d) 68,322 0.87 (f) 0.87 (g) 3.46 268.0
10.72 (d) 68,059 0.83 (f) 0.85 (g) 2.69 233.7
(1.71) (d) 68,323 0.91 (f) 0.93 (g) 2.24 128.0
(15.46) (d) 77,181 0.82 (f) 0.84 (g) 0.90 352.1
(1.47) (d) 99,128 0.80 (f) 0.83 (g) 0.29 343.7
1.01 (c) 379,324 0.53 (e),(h) – 3.92 (e) 124.8 (e)
6.82 410,206 0.53 (h) – 3.80 268.0
10.93 444,116 0.53 (h) – 2 .99 233.7
(1.22) 393,944 0.53 (h) – 2.62 128.0
(15.22) 500,833 0.52 (h) – 1.18 352.1
(1.19) 770,058 0.52 (h) – 0.58 343.7
0.68 (c) 2,965 0.98 (e),(h) – 3.47 (e) 124.8 (e)
6.34 3,816 0.98 (h) – 3.36 268.0
10.56 2,736 0.98 (h) – 2.54 233.7
(1.78) 3,034 0.98 (h) – 2.17 128.0
(15.51) 3,656 0.98 (h) – 0.73 352.1
(1.74) 5,493 0.98 (h) – 0.11 343.7
0.83 (c) 8,428 0.67 (e),(h) – 3.78 (e) 124.8 (e)
6.78 7,974 0.67 (h) – 3.67 268.0
10.77 5,868 0.67 (h) – 2.86 233.7
(1.36) 8,534 0.67 (h) – 2.48 128.0
(15.33) 8,761 0.67 (h) – 1.02 352.1
(1.34) 16,336 0.67 (h) – 0.43 343.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2026(b) $ 1 .00 $ 0 .02 $ – $ 0 .02 ( $ 0 .02 ) ( $ 0 .02 ) $ 1 .00
2025 1 .00 0 .04 – 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2024 1 .00 0 .05 – 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .01 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2022 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – – 1 .00
R-6 shares
2026(b) 1 .00 0 .02 – 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2025 1 .00 0 .04 – 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2024 1 .00 0 .05 – 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023(g) 1 .00 0 .04 – 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
1 .77% (c) $ 868,807 0 .19% (d) ,(e) 0 .20% (d) ,(f) 3 .56% (d)
4 .28 746,786 0 .19 (e) 0 .21 (f) 4 .15
5 .25 352,741 0 .19 (e) 0 .21 (f) 5 .11
4 .71 191,888 0 .15 (e) 0 .16 (f) 3 .71
0 .81 2,979,627 0 .14 (e) 0 .15 (f) 0 .73
0 .00 3,657,679 0 .04 (e) 0 .16 (f) 0 .00
1 .79 (c) 3,530,636 0 .14 (d) ,(e) 0 .16 (d) ,(f) 3 .63 (d)
4 .33 4,133,987 0 .14 (e) 0 .16 (f) 4 .22
5 .31 3,389,284 0 .14 (e) 0 .16 (f) 5 .17
4 .35 (c) 2,582,939 0 .14 (d) ,(e) 0 .16 (d) ,(f) 4 .80 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual and/or voluntary expense limit.
(f) Excludes expense reimbursement from Manager.
(g) Period from December 12, 2022, date operations commenced, through October 31, 2023.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2026(b) $ 6 .79 $ 0 .21 ( $ 0 .07 ) $ 0 .14 ( $ 0 .22 ) ( $ 0 .22 ) $ 6 .71
2025 6 .83 0 .43 ( 0 .03 ) 0 .40 ( 0 .44 ) ( 0 .44 ) 6 .79
2024 6 .31 0 .42 0 .52 0 .94 ( 0 .42 ) ( 0 .42 ) 6 .83
2023 6 .29 0 .37 0 .03 0 .40 ( 0 .38 ) ( 0 .38 ) 6 .31
2022 7 .33 0 .32 ( 1 .02 ) ( 0 .70 ) ( 0 .34 ) ( 0 .34 ) 6 .29
2021 7 .01 0 .32 0 .35 0 .67 ( 0 .35 ) ( 0 .35 ) 7 .33
Class C shares
2026(b) 6 .90 0 .19 ( 0 .09 ) 0 .10 ( 0 .19 ) ( 0 .19 ) 6 .81
2025 6 .93 0 .38 ( 0 .03 ) 0 .35 ( 0 .38 ) ( 0 .38 ) 6 .90
2024 6 .40 0 .37 0 .53 0 .90 ( 0 .37 ) ( 0 .37 ) 6 .93
2023 6 .38 0 .32 0 .02 0 .34 ( 0 .32 ) ( 0 .32 ) 6 .40
2022 7 .43 0 .27 ( 1 .03 ) ( 0 .76 ) ( 0 .29 ) ( 0 .29 ) 6 .38
2021 7 .10 0 .28 0 .34 0 .62 ( 0 .29 ) ( 0 .29 ) 7 .43
Institutional shares
2026(b) 6 .72 0 .22 ( 0 .08 ) 0 .14 ( 0 .23 ) ( 0 .23 ) 6 .63
2025 6 .76 0 .44 ( 0 .02 ) 0 .42 ( 0 .46 ) ( 0 .46 ) 6 .72
2024 6 .25 0 .43 0 .52 0 .95 ( 0 .44 ) ( 0 .44 ) 6 .76
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .34 ( 1 .01 ) ( 0 .67 ) ( 0 .36 ) ( 0 .36 ) 6 .24
2021 6 .96 0 .34 0 .34 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .27
R-6 shares
2026(b) 6 .72 0 .22 ( 0 .08 ) 0 .14 ( 0 .23 ) ( 0 .23 ) 6 .63
2025 6 .76 0 .45 ( 0 .02 ) 0 .43 ( 0 .47 ) ( 0 .47 ) 6 .72
2024 6 .25 0 .44 0 .51 0 .95 ( 0 .44 ) ( 0 .44 ) 6 .76
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .35 ( 1 .01 ) ( 0 .66 ) ( 0 .37 ) ( 0 .37 ) 6 .24
2021 6 .96 0 .35 0 .34 0 .69 ( 0 .38 ) ( 0 .38 ) 7 .27

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2 .03% (c) ,(d) $ 379,554 0 .89% (e) 6 .36% (e) 34 .1% (e)
6 .04 (d) 398,406 0 .89 6 .32 40 .3
15 .15 (d) 421,065 0 .91 6 .22 39 .1
6 .31 (d) 414,017 0 .94 5 .70 28 .0
( 9 .71 ) (d) 426,999 0 .91 4 .74 33 .1
9 .64 (d) 539,969 0 .91 4 .44 63 .0
1 .44 (c) ,(d) 18,004 1 .71 (e) 5 .54 (e) 34 .1 (e)
5 .26 (d) 19,944 1 .68 5 .54 40 .3
14 .21 (d) 24,716 1 .69 5 .44 39 .1
5 .37 (d) 29,469 1 .75 4 .88 28 .0
( 10 .42 ) (d) 39,928 1 .69 3 .94 33 .1
8 .87 (d) 62,973 1 .64 3 .74 63 .0
2 .05 (c) 1,215,957 0 .60 (e) ,(f) 6 .66 (e) 34 .1 (e)
6 .41 1,413,016 0 .60 (f) 6 .60 40 .3
15 .48 1,359,544 0 .61 (f) 6 .52 39 .1
6 .55 1,183,194 0 .61 (f) 6 .03 28 .0
( 9 .50 ) (g) 1,140,046 0 .61 (f) 5 .04 33 .1
10 .05 (g) 1,535,963 0 .61 (f) 4 .73 63 .0
2 .10 (c) 4,849,110 0 .51 (e) 6 .75 (e) 34 .1 (e)
6 .51 4,828,028 0 .51 6 .70 40 .3
15 .57 4,045,178 0 .53 6 .56 39 .1
6 .64 687,216 0 .53 6 .13 28 .0
( 9 .42 ) (g) 557,144 0 .52 5 .12 33 .1
10 .15 (g) 757,781 0 .52 (f) 4 .84 63 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2026(b) $ 7.54 $ 0.11 ( $ 0.04) $ 0.07 ( $ 0.33) $ – ( $ 0.33) $ 7.28
2025 7.40 0.29 0.08 0.37 (0.23) – (0.23) 7.54
2024 7.09 0.23 0.33 0.56 (0.25) – (0.25) 7.40
2023 7.63 0.25 (0.33) (0.08) (0.46) – ( 0 .46) 7.09
2022 9.31 0.53 (1.56) (1.03) (0.36) (0.29) (0.65) 7.63
2021 8.83 0.28 0.24 0.52 (0.04) – (0.04) 9.31
Institutional shares
2026(b) 8.06 0.13 (0.05) 0.08 (0.36) – (0.36) 7.78
2025 7.88 0.34 0.10 0.44 (0.26) – (0.26) 8.06
2024 7.54 0.29 0.33 0.62 (0.28) – (0.28) 7.88
2023 8.09 0.30 (0.36) (0.06) (0.49) – (0.49) 7.54
2022 9.83 0.56 (1.62) (1.06) (0.39) (0.29) (0.68) 8.09
2021 9.29 0.29 0.30 0.59 (0.05) – (0.05) 9.83
R-3 shares
2026(b) 7.59 0.10 (0.05) 0.05 (0.31) – (0.31) 7.33
2025 7.43 0.28 0.10 0.38 (0.22) – (0.22) 7.59
2024 7.13 0.22 0.31 0.53 (0.23) – (0.23) 7.43
2023 7.67 0.22 (0.31) (0.09) (0.45) – (0.45) 7.13
2022 9.34 0.50 (1.55) (1.05) (0.33) (0.29) (0.62) 7.67
2021 8.86 0.25 0.26 0.51 (0.03) – (0.03) 9.34
R-5 shares
2026(b) 7.86 0.13 (0.05) 0.08 (0.34) – (0.34) 7.60
2025 7.71 0.32 0.07 0.39 (0.24) – (0.24) 7.86
2024 7.35 0.25 0.34 0.59 (0.23) – (0.23) 7.71
2023 7.90 0.27 (0.35) (0.08) (0.47) – (0.47) 7.35
2022 9.62 0.54 (1.60) (1.06) (0.37) (0.29) (0.66) 7.90
2021 9.10 0.29 0.27 0.56 (0.04) – (0.04) 9.62

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.98% (c),(d) $ 12,551 0.68% (e) – % 3.06% (e) 71.3% (e)
5.20 (d) 11,859 0.79 (f) 0.79 (g) 4.00 155.4
7.94 (d) 11,483 0.73 (f) 0.75 (g) 3.13 109.6
(1.18) (d) 13,956 0.78 (f) 0.80 (g) 3.37 106.3
(11.90) (d) 18,034 0.73 (f) 0.75 (g) 6.29 108.3
5.85 (d) 16,550 0.85 (f) 0.87 (g) 3.04 67.7
1.19 (c),(h) 2,121,534 0.30 (e) – 3.30 (e) 71.3 (e)
5.78 2,364,710 0.38 – 4.38 155.4
8.29 2,218,800 0.39 – 3.68 109.6
(0.86) 1,447,786 0.40 – 3.78 106.3
(11.61) 1,616,313 0.39 – 6.34 108.3
6.33 1,471,415 0.39 – 3.03 67.7
0.75 (c) 4,485 0.85 (e) – 2.82 (e) 71.3 (e)
5.26 4,557 0.95 – 3.82 155.4
7.54 4,656 0.96 – 2.97 109.6
(1.31) 4,708 0.96 – 3.00 106.3
(12.09) 6,749 0.96 – 5.90 108.3
5.80 7,120 0.96 – 2.76 67.7
1.08 (c) 4,053 0.54 (e) – 3.36 (e) 71.3 (e)
5.34 3,347 0.64 – 4.16 155.4
8.15 1,719 0.65 – 3.24 109.6
(1.14) 3,492 0.65 – 3 .48 106.3
(11.83) 4,251 0.65 – 6.26 108.3
6.16 4,114 0.65 – 3.06 67.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY FUND
Institutional shares
2026(b) $ 16 .34 $ 0 .13 $ 1 .20 $ 1 .33 ( $ 0 .30 ) ( $ 0 .31 ) ( $ 0 .61 ) $ 17 .06
2025 14 .60 0 .23 3 .28 3 .51 ( 0 .47 ) ( 1 .30 ) ( 1 .77 ) 16 .34
2024 12 .01 0 .29 2 .70 2 .99 ( 0 .40 ) – ( 0 .40 ) 14 .60
2023 11 .24 0 .38 0 .74 1 .12 ( 0 .35 ) – ( 0 .35 ) 12 .01
2022 18 .41 0 .41 ( 5 .23 ) ( 4 .82 ) ( 0 .41 ) ( 1 .94 ) ( 2 .35 ) 11 .24
2021 15 .19 0 .44 3 .88 4 .32 ( 0 .21 ) ( 0 .89 ) ( 1 .10 ) 18 .41
R-3 shares
2026(b) 16 .25 0 .08 1 .21 1 .29 ( 0 .24 ) ( 0 .31 ) ( 0 .55 ) 16 .99
2025 14 .59 0 .18 3 .25 3 .43 ( 0 .47 ) ( 1 .30 ) ( 1 .77 ) 16 .25
2024 11 .99 0 .22 2 .70 2 .92 ( 0 .32 ) – ( 0 .32 ) 14 .59
2023 11 .21 0 .31 0 .75 1 .06 ( 0 .28 ) – ( 0 .28 ) 11 .99
2022 18 .35 0 .34 ( 5 .22 ) ( 4 .88 ) ( 0 .32 ) ( 1 .94 ) ( 2 .26 ) 11 .21
2021 15 .15 0 .38 3 .85 4 .23 ( 0 .14 ) ( 0 .89 ) ( 1 .03 ) 18 .35
R-5 shares
2026(b) 16 .33 0 .11 1 .20 1 .31 ( 0 .28 ) ( 0 .31 ) ( 0 .59 ) 17 .05
2025 14 .62 0 .23 3 .26 3 .49 ( 0 .48 ) ( 1 .30 ) ( 1 .78 ) 16 .33
2024 12 .02 0 .27 2 .70 2 .97 ( 0 .37 ) – ( 0 .37 ) 14 .62
2023 11 .26 0 .40 0 .70 1 .10 ( 0 .34 ) – ( 0 .34 ) 12 .02
2022 18 .39 0 .38 ( 5 .23 ) ( 4 .85 ) ( 0 .34 ) ( 1 .94 ) ( 2 .28 ) 11 .26
2021 15 .17 0 .40 3 .90 4 .30 ( 0 .19 ) ( 0 .89 ) ( 1 .08 ) 18 .39
R-6 shares
2026(b) 16 .31 0 .13 1 .21 1 .34 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 17 .02
2025 14 .60 0 .35 3 .17 3 .52 ( 0 .51 ) ( 1 .30 ) ( 1 .81 ) 16 .31
2024 12 .01 0 .31 2 .69 3 .00 ( 0 .41 ) – ( 0 .41 ) 14 .60
2023 11 .25 0 .39 0 .74 1 .13 ( 0 .37 ) – ( 0 .37 ) 12 .01
2022 18 .41 0 .42 ( 5 .22 ) ( 4 .80 ) ( 0 .42 ) ( 1 .94 ) ( 2 .36 ) 11 .25
2021 15 .19 0 .45 3 .89 4 .34 ( 0 .23 ) ( 0 .89 ) ( 1 .12 ) 18 .41

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .34% (c) $ 23,119 0 .72% (d) ,(e) 1 .53% (d) 65 .4% (d)
27 .59 19,871 0 .77 (e) 1 .63 96 .3
25 .19 18,176 0 .81 (e) ,(f) 2 .12 158 .0
10 .06 88,447 0 .92 (e) ,(g) 2 .98 65 .8
( 29 .86 ) 88,476 0 .87 (e) 2 .93 60 .5
29 .33 133,135 0 .90 (e) 2 .43 55 .0
8 .11 (c) 3,115 1 .18 (d) 0 .98 (d) 65 .4 (d)
27 .02 2,879 1 .20 1 .24 96 .3
24 .58 1,110 1 .29 (f) 1 .56 158 .0
9 .50 969 1 .40 (g) 2 .45 65 .8
( 30 .14 ) 1,649 1 .34 2 .40 60 .5
28 .72 3,029 1 .36 2 .11 55 .0
8 .23 (c) 4,147 0 .87 (d) 1 .36 (d) 65 .4 (d)
27 .40 3,473 0 .89 1 .55 96 .3
25 .06 2,462 0 .98 (f) 1 .92 158 .0
9 .81 2,058 1 .09 (g) 3 .09 65 .8
( 29 .95 ) 487 1 .03 2 .73 60 .5
29 .12 (h) 755 1 .05 2 .21 55 .0
8 .42 (c) 6,622,771 0 .61 (d) ,(e) 1 .56 (d) 65 .4 (d)
27 .75 6,504,278 0 .62 (e) 2 .35 96 .3
25 .30 208,314 0 .71 (e) ,(f) 2 .21 158 .0
10 .09 180,658 0 .82 (e) ,(g) 3 .09 65 .8
( 29 .73 ) 181,468 0 .76 (e) 3 .06 60 .5
29 .47 204,338 0 .79 (e) 2 .51 55 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.
(f) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2026(b) $ 17.10 ( $ 0.03) ( $ 0 .68) ( $ 0.71) ( $ 2.32) ( $ 2.32) $ 14.07
2025 19.24 (0.07) 3.19 3.12 (5.26) (5.26) 17.10
2024 14.77 (0.05) 5.56 5.51 (1.04) (1.04) 19.24
2023 14.20 (0.05) 2.14 2.09 (1.52) (1.52) 14.77
2022 23.75 (0.08) (6.95) (7.03) (2.52) (2.52) 14.20
2021 18.39 (0.11) 6.91 6.80 (1.44) (1.44) 23.75
Class J shares
2026(b) 11.29 (0.01) (0.46) (0.47) (2.32) (2.32) 8.50
2025 14.38 (0.03) 2.20 2.17 (5.26) (5.26) 11.29
2024 11.25 (0.01) 4.18 4.17 (1.04) (1.04) 14.38
2023 11 .17 (0.02) 1.62 1.60 (1.52) (1.52) 11.25
2022 19.22 (0.04) (5.49) (5.53) (2.52) (2.52) 11.17
2021 15.10 (0.06) 5.62 5.56 (1.44) (1.44) 19.22
Institutional shares
2026(b) 18.96 (0.01) (0.76) (0.77) (2.32) (2.32) 15.87
2025 20.74 (0.04) 3.52 3.48 (5.26) (5.26) 18.96
2024 15.82 0.01 5.95 5.96 (1.04) (1.04) 20.74
2023 15.05 (0.01) 2.30 2.29 (1.52) (1.52) 15.82
2022 24.95 (0.03) (7.35) (7.38) (2.52) (2.52) 15.05
2021 19.20 (0.05) 7.24 7.19 (1.44) (1.44) 24.95
R-3 shares
2026(b) 14.25 (0.04) (0.57) (0.61) (2.32) (2.32) 11.32
2025 16.89 (0.09) 2.71 2.62 (5.26) (5.26) 14.25
2024 13.11 (0.08) 4.90 4.82 (1.04) (1.04) 16.89
2023 12.80 (0.07) 1.90 1.83 (1.52) (1.52) 13.11
2022 21.70 (0.10) (6.28) (6.38) (2.52) (2.52) 12.80
2021 16.94 (0.14) 6.34 6.20 (1.44) ( 1 .44) 21.70
R-5 shares
2026(b) 17.08 (0.02) (0.69) (0.71) (2.32) (2.32) 14.05
2025 19 .20 (0.06) 3.20 3.14 (5.26) (5.26) 17.08
2024 14.73 (0.03) 5.54 5.51 (1.04) (1.04) 19.20
2023 14.15 (0.03) 2.13 2.10 (1.52) (1.52) 14.73
2022 23.65 (0.06) (6.92) (6.98) (2.52) (2.52) 14.15
2021 18.29 (0.08) 6.88 6.80 (1.44) (1.44) 23.65
R-6 shares
2026(b) 19.06 – (0.77) (0.77) (2.32) (2.32) 15.97
2025 20.81 (0.02) 3.53 3.51 (5.26) (5.26) 19.06
2024 15.85 0.01 5.99 6.00 (1.04) (1.04) 20.81
2023 15.07 0.01 2.29 2.30 (1.52) (1.52) 15.85
2022 24.96 (0.02) (7.35) (7.37) ( 2 .52) (2.52) 15.07
2021 19.19 (0.03) 7.25 7.22 (1.45) (1.45) 24.96

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(4.11) % (c),(d) $ 506,260 0.94% (e),(f) – % (0.39) % (e) 129.5% (e)
20.09 (d) 569,409 0.93 (f) – (0.45) 34 .7
38.80 (d) 533,056 0.94 (f) – (0.28) 39.6
16.90 (d),(g) 423,684 1.00 (f) – (0.37) 26.5
(32.72) (d) 389,907 0.96 (f) – (0.46) 28.4
38.72 (d) 632,010 0.95 (f) – (0.51) 23.1
(4.09) (c),(d) 396,953 0.79 (e),(f) – (0.24) (e) 129.5 (e)
20.36 (d) 454,528 0.78 (h) 0.80 (i) (0.30) 34.7
39.04 (d) 424,765 0.77 (h) 0.80 (i) (0.11) 39.6
17.11 (d),(g) 319,716 0.80 (h) 0.84 (i) (0.17) 26.5
(32.65) (d),(j) 269,806 0.79 (h) 0.83 (i) (0.29) 28.4
39.03 (d),(j) 445,587 0.78 (h) 0.82 (i) (0.34) 23.1
(4.02) (c) 351,245 0.68 (e),(f) – (0.13) (e) 129.5 (e)
20.44 487,852 0.67 (f) – (0.20) 34.7
39.08 693,756 0.67 (f) – 0.06 39.6
17.31 (g) 2,516,629 0.68 (f) – (0.05) 26.5
(32.53) 2,371,763 0.68 (f) – (0.18) 28.4
39.14 3,460,761 0.67 (f) – (0.23) 23.1
(4.25) (c) 59,767 1.17 (e),(f) – (0.61) (e) 129.5 (e)
19.85 76,190 1.16 (f) – (0.69) 34.7
38.43 71,500 1.16 (f) – (0.50) 39.6
16 .69 (g) 63,841 1.16 (f) – (0.53) 26.5
(32.85) (j) 58,977 1.16 (f) – (0.66) 28.4
38.54 (j) 102,793 1.15 (f) – (0.71) 23.1
(4.12) (c) 102,765 0.86 (e),(f) – (0.29) (e) 129.5 (e)
20.26 154,277 0.85 (f) – (0.38) 34.7
38.91 133,666 0.85 (f) – (0.18) 39.6
17.04 (g) 148,543 0.85 (f) – (0.21) 26.5
(32.64) 158,035 0.85 (f) – (0.35) 28.4
38.94 364,553 0.84 (f) – (0.40) 23.1
(3.99) (c) 4,768,878 0.60 (e),(f) – (0.04) (e) 129.5 (e)
20.55 6,704,503 0.59 (f) – (0.11) 34.7
39.27 8,162,259 0.59 (f) – 0.07 39.6
17.36 (g) 6,955,555 0.59 (f) – 0.04 26.5
(32.47) 6,257,991 0.59 (f) – (0.09) 28.4
39.24 (j) 9,740,176 0.59 (f) – (0.15) 23.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(h) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2026(b) $ 33.18 $ 0.15 $ 1.74 $ 1.89 ( $ 0.23) ( $ 0.66) ( $ 0.89) $ 34.18
2025 28.11 0.30 5.49 5.79 (0.29) (0.43) (0.72) 33.18
2024 21.25 0.30 7.47 7.77 (0.27) (0.64) (0.91) 28.11
2023 19.91 0.27 1.59 1.86 (0.25) (0.27) (0.52) 21.25
2022 26.67 0.24 (3.75) (3.51) (0.20) (3.05) (3.25) 19.91
2021 20.14 0.24 7.88 8.12 (0.33) (1.26) (1.59) 26.67
Class J shares
2026(b) 32.70 0.16 1.71 1.87 (0.25) (0.66) (0.91) 33.66
2025 27.72 0.31 5.40 5.71 (0.30) (0.43) (0.73) 32.70
2024 20.97 0.32 7.36 7.68 (0.29) (0.64) (0.93) 27.72
2023 19.65 0.29 1.56 1.85 (0.26) (0.27) (0.53) 20.97
2022 26.36 0.25 (3.70) (3.45) ( 0 .21) (3.05) (3.26) 19.65
2021 19.93 0.25 7.78 8.03 (0.34) (1.26) (1.60) 26.36
Institutional shares
2026(b) 33.24 0.19 1.73 1.92 (0.30) (0.66) (0.96) 34.20
2025 28.15 0.37 5.49 5.86 (0.34) (0.43) (0.77) 33.24
2024 21.29 0.36 7.46 7.82 (0.32) (0.64) (0.96) 28.15
2023 19.94 0.33 1.59 1.92 (0.30) ( 0 .27) (0.57) 21.29
2022 26.70 0.29 (3.75) (3.46) (0.25) (3.05) (3.30) 19.94
2021 20.16 0.30 7.88 8.18 (0.38) (1.26) (1.64) 26.70
R-3 shares
2026(b) 33.18 0.10 1.74 1.84 (0.12) (0.66) (0.78) 34.24
2025 28.13 0.20 5.48 5.68 (0.20) (0.43) (0.63) 33.18
2024 21.28 0.22 7.48 7.70 (0.21) (0.64) (0.85) 28.13
2023 19.91 0.21 1.60 1.81 (0.17) (0.27) (0.44) 21.28
2022 26.67 0.17 (3.76) (3.59) (0.12) (3.05) (3.17) 19.91
2021 20.15 0.17 7.87 8.04 (0.26) (1.26) (1.52) 26.67
R-5 shares
2026(b) 33.83 0.15 1.77 1.92 (0.22) ( 0 .66) (0.88) 34.87
2025 28.67 0.30 5.58 5.88 (0.29) (0.43) (0.72) 33.83
2024 21.66 0.30 7 .62 7.92 (0.27) (0.64) (0.91) 28.67
2023 20.27 0.28 1.63 1.91 (0.25) (0.27) (0.52) 21.66
2022 27.09 0.24 (3.82) (3.58) (0.19) (3.05) (3.24) 20.27
2021 20.44 0.24 7.99 8.23 (0.32) (1.26) (1.58) 27.09

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.87% (c),(d) $ 980,486 0.30% (e) – % 0.95% (e) 14.0% (e)
21 .03 (d) 963,461 0.31 – 1.03 4.2
37.50 (d) 805,883 0.33 – 1.19 2.3
9.61 (d) 616,516 0.42 – 1.29 5.9
(14.93) (d) 544,686 0.40 – 1.10 3.7
42.29 (d) 651,354 0.40 – 1.00 3.8
5.88 (c),(d) 1,485,930 0.26 (e) – 0.99 (e) 14.0 (e)
21.08 (d) 1,445,305 0.27 (f) 0.27 (g) 1.08 4.2
37.58 (d) 1,244,170 0.27 (f) 0.28 (g) 1.25 2.3
9.71 (d) 892,669 0.34 (f) 0.36 (g) 1.37 5.9
(14.87) (d) 810,657 0.34 (f) 0.36 (g) 1.15 3.7
42.31 (d) 970,126 0.35 (f) 0.37 (g) 1.06 3.8
5.95 (c) 10,042,609 0.09 (e) – 1.15 (e) 14.0 (e)
21.32 7,790,209 0.10 – 1.24 4.2
37.75 5,998,941 0.11 – 1.40 2.3
9.93 4,143,385 0.16 – 1.55 5.9
(14.73) 3,639,186 0.16 – 1.34 3.7
42.61 4,069,356 0.17 – 1.27 3.8
5.70 (c) 198,199 0.65 (e) – 0.60 (e) 14.0 (e)
20.60 197,091 0.66 – 0.69 4.2
37.03 169,311 0 .67 – 0.85 2.3
9.32 136,914 0.71 – 1.00 5.9
(15 .21) 133,978 0.72 – 0.77 3.7
41.78 192,913 0.72 – 0.70 3.8
5.82 (c) 416,029 0.34 (e) – 0.92 (e) 14.0 (e)
20.97 446,848 0.35 – 0.99 4.2
37.47 296,387 0.36 – 1.16 2.3
9.67 238,426 0.40 – 1.31 5.9
(14.94) 256,634 0.41 – 1.08 3.7
42.22 327,673 0.41 – 0.99 3 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2026(b) $ 20.09 $ 0.10 $ 1.49 $ 1.59 ( $ 0.31) ( $ 3.36) ( $ 3.67) $ 18.01
2025 20.31 0.23 1.11 1.34 (0.23) (1.33) (1.56) 20.09
2024 16.27 0.25 4.33 4.58 (0.23) (0.31) (0.54) 20.31
2023 18.01 0.22 (0.29) (0.07) (0.24) (1.43) (1.67) 16.27
2022 20.70 0.21 (1.16) (0.95) (0.14) (1.60) (1.74) 18.01
2021 14.67 0.15 6.10 6.25 (0.22) – (0.22) 20.70
Institutional shares
2026(b) 20.58 0.13 1.52 1.65 (0.35) (3.36) (3.71) 18.52
2025 20.76 0.29 1.13 1.42 (0.27) (1.33) (1.60) 20.58
2024 16.63 0.30 4.42 4.72 ( 0 .28) (0.31) (0.59) 20.76
2023 18.36 0.28 (0.29) (0.01) (0.29) (1.43) (1.72) 16.63
2022 21.07 0.26 (1.18) (0.92) (0.19) (1.60) (1.79) 18.36
2021 14.94 0.21 6.19 6.40 (0.27) – (0.27) 21.07
R-3 shares
2026(b) 21.94 0.08 1.65 1.73 (0.24) (3.36) (3.60) 20.07
2025 22.05 0.18 1.23 1.41 (0.19) (1.33) (1.52) 21.94
2024 17.64 0.21 4.69 4.90 (0.18) (0.31) (0.49) 22.05
2023 19.36 0.19 (0.30) (0.11) (0.18) (1.43) (1.61) 17.64
2022 22.13 0.16 (1.24) (1.08) (0.09) (1.60) (1.69) 19.36
2021 15.67 0.10 6.53 6.63 (0.17) – (0.17) 22.13
R-5 shares
2026(b) 20.80 0.10 1.56 1.66 (0.30) (3.36) (3.66) 18.80
2025 20.97 0.24 1.14 1.38 (0.22) (1.33) (1.55) 20.80
2024 16.80 0.26 4.46 4.72 (0.24) (0.31) (0.55) 20.97
2023 18.52 0.23 (0.28) (0.05) (0.24) (1.43) (1.67) 16.80
2022 21.22 0.22 (1.20) (0.98) (0.12) (1.60) (1.72) 18 .52
2021 15.04 0.16 6.25 6.41 (0.23) – (0.23) 21.22

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.26% (c),(d) $ 90,080 0.92% (e),(f) – % 1.10% (e) 51.5% (e)
7.28 (d) 86,965 0.91 (g) 0.95 (h) 1.19 60.5
28.69 (d) 88,878 0.93 (g) 1.01 (h) 1.36 41.1
(0.46) (d) 76,888 1.00 (g) 1.09 (h) 1.31 44.9
(4.80) (d) 82,605 0.97 (g) 1.06 (h) 1.13 42.6
42.96 (d) 84,871 0.98 (g) 1.07 (h) 0.82 46.3
9 .37 (c) 2,151,245 0.68 (e),(f) – 1.37 (e) 51.5 (e)
7.54 2,767,672 0.67 (f) – 1.45 60.5
28.97 3,682,407 0.70 (f) – 1.57 41.1
(0.13) 2,556,406 0.72 (f) – 1.59 44.9
(4.56) 2,634,970 0.70 (f) – 1.39 42.6
43.27 3,457,999 0.70 (f) – 1.07 46.3
9.09 (c) 7,830 1.24 (e),(f) – 0.81 (e) 51.5 (e)
7.00 9,191 1.23 (f) – 0.88 60.5
28.19 6,886 1.26 (f) – 1.03 41.1
(0.67) 5,941 1.27 (f) – 1.04 44.9
(5.11) 6,078 1.26 (f) – 0.83 42.6
42.56 7,133 1.27 (f) – 0.52 46.3
9.27 (c) 5,578 0.93 (e),(f) – 1.09 (e) 51.5 (e)
7.24 4,891 0.92 (f) – 1.20 60.5
28.61 5,485 0.95 (f) – 1.36 41.1
(0.34) 5,618 0.96 (f) – 1.34 44.9
(4.81) 5,432 0.95 (f) – 1.15 42.6
42.94 8,722 0.96 (f) – 0.84 46.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2026(b) $ 43.17 ( $ 0.05) ( $ 3.13) ( $ 3.18) $ – ( $ 2.49) ( $ 2.49) $ 37.50
2025 43.52 (0.12) 1.17 1.05 – (1.40) (1.40) 43.17
2024 31.74 0.07 12.66 12.73 – (0.95) (0.95) 43.52
2023 30.71 (0.10) 2.12 2.02 – (0.99) (0.99) 31.74
2022 42.87 (0.09) (8.74) (8.83) – (3.33) (3.33) 30.71
2021 30.19 (0.19) 13.26 13.07 – (0.39) (0.39) 42.87
Class C shares
2026(b) 35.31 (0.17) (2.51) (2.68) – (2.49) (2.49) 30.14
2025 36.12 (0.40) 0.99 0.59 – (1.40) (1.40) 35.31
2024 26.69 (0.21) 10.59 10.38 – (0.95) (0.95) 36.12
2023 26.19 (0.31) 1.80 1.49 – (0.99) (0.99) 26.69
2022 37.32 (0.31) (7.49) (7.80) – (3.33) (3.33) 26.19
2021 26.51 (0.39) 11.59 11.20 – (0.39) (0.39) 37.32
Class J shares
2026(b) 41.38 (0.02) (2.99) (3.01) – (2.49) (2.49) 35.88
2025 41.73 (0.07) 1.15 1.08 (0.03) (1.40) (1.43) 41.38
2024 30.43 0.12 12.13 12.25 – (0.95) (0.95) 41.73
2023 29.44 (0.05) 2.03 1.98 – (0.99) (0.99) 30.43
2022 41.18 (0.04) (8.37) (8.41) – (3.33) (3.33) 29.44
2021 28.96 (0.12) 12.73 12.61 – (0.39) (0.39) 41.18
Institutional shares
2026(b) 45.24 – (3.30) (3.30) – (2.49) (2.49) 39.45
2025 45.49 (0.02) 1.23 1.21 (0.06) (1.40) (1.46) 45.24
2024 33.08 0.17 13.20 13.37 (0.01) (0.95) (0.96) 45.49
2023 31.88 (0.01) 2.20 2.19 – (0.99) (0.99) 33.08
2022 44.26 – (9.05) (9.05) – (3.33) ( 3 .33) 31.88
2021 31.08 (0.09) 13.66 13.57 – (0.39) (0.39) 44.26
R-3 shares
2026(b) 41.30 (0.09) (2.99) (3.08) – (2.49) (2.49) 35.73
2025 41.79 (0.25) 1.17 0.92 (0.01) (1.40) (1.41) 41.30
2024 30.58 (0.03) 12.19 12.16 – (0.95) (0.95) 41.79
2023 29.68 (0.16) 2.05 1.89 – (0.99) (0.99) 30.58
2022 41.63 (0.16) (8.46) (8.62) – (3.33) (3.33) 29.68
2021 29.38 (0.26) 12.90 12.64 – (0.39) (0.39) 41.63
R-5 shares
2026(b) 44.07 (0.03) (3.20) (3.23) – (2.49) (2.49) 38.35
2025 44.34 (0.12) 1.25 1.13 – (1.40) (1.40) 44.07
2024 32.31 0.10 12.88 12.98 – (0.95) (0.95) 44.34
2023 31 .21 (0.07) 2.16 2.09 – (0.99) (0.99) 32.31
2022 43.47 (0.06) (8.87) (8.93) – (3.33) (3.33) 31.21
2021 30.57 (0.15) 13.44 13.29 – (0.39) (0.39) 43.47
R-6 shares
2026(b) 45.32 0.02 (3.30) (3.28) – (2.49) (2.49) 39.55
2025 45.56 0.02 1.23 1.25 (0.09) (1.40) (1.49) 45.32
2024 33.13 0.21 13.21 13.42 (0.04) (0.95) (0.99) 45.56
2023 31.90 0.01 2.21 2.22 – (0.99) (0.99) 33.13
2022 44.26 0.03 (9.06) (9.03) – (3.33) (3.33) 31.90
2021 31.05 (0.06) 13.66 13.60 – (0.39) (0.39) 44.26

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(7.89) % (c),(d) $ 1,622,336 0.91% (e) – % (0.25) % (e) 16.8% (e)
2.28 (d) 1,893,507 0.90 – (0.28) 13.7
40.69 (d) 1,994,144 0.91 – 0.18 10.5
6.62 (d) 1,590,186 0.95 – (0.30) 10.1
(22.25) (d) 1,591,916 0.94 – (0.27) 14.1
43.63 (d) 2,198,683 0.93 – (0.50) 12.4
(8.26) (c),(d) 23,932 1.75 (e) – (1.08) (e) 16.8 (e)
1.45 (d) 29,747 1.71 – (1.10) 13.7
39.55 (d) 34,593 1.72 – (0.64) 10.5
5.71 (d) 29,926 1.78 – (1.13) 10.1
(22.84) (d) 40,097 1.72 – (1.06) 14.1
42.62 (d) 72,682 1.67 – (1.21) 12.4
(7.82) (c),(d) 395,084 0.78 (e) – (0.11) (e) 16.8 (e)
2.45 (d) 471,374 0.76 (f) 0.76 (g) (0.15) 13.7
40.87 (d) 385,523 0.76 (f) 0.78 (g) 0.32 10.5
6.78 (d) 293,360 0.80 (f) 0.82 (g) (0.16) 10.1
(22.13) (d) 292,151 0.79 (f) 0.81 (g) (0.12) 14.1
43.85 (d),(h) 407,907 0.78 (f) 0.80 (g) (0.34) 12.4
(7.79) (c) 12,109,729 0.68 (e) – (0.01) (e) 16.8 (e)
2.54 15,681,298 0.67 – (0.04) 13.7
41.00 13,863,432 0.67 – 0.41 10.5
6.92 9,079,129 0.68 – (0.04) 10.1
(22.05) (h) 10,110,818 0.67 (i) – 0.00 14.1
44.03 (h) 15,790,247 0.67 (i) – (0.24) 12.4
(7.99) (c),(h) 135,599 1.14 (e) – (0.47) (e) 16.8 (e)
2.06 164,861 1.13 – (0.60) 13.7
40.36 51,069 1.14 – (0.07) 10.5
6.41 40,789 1.15 – (0.51) 10.1
(22.42) 44,432 1.15 – (0.49) 14.1
43.32 (h) 73,376 1.15 – (0.71) 12.4
(7.85) (c) 180,868 0.83 (e) – (0.16) (e) 16.8 (e)
2.43 235,966 0.82 – (0.26) 13.7
40.75 281,715 0.83 – 0.24 10.5
6.74 219,018 0.84 – (0.21) 10.1
(22.16) 296,351 0.84 – (0.17) 14.1
43.76 (h) 427,065 0.84 – (0.40) 12.4
(7.73) (c) 10,698,161 0.58 (e) – 0.09 (e) 16.8 (e)
2.63 13,049,550 0.57 – 0.05 13.7
41.11 11,302,031 0.59 – 0.50 10.5
7.01 6,835,701 0.60 (i) – 0.04 10.1
(21.98) 5,989,509 0.59 (i) – 0.09 14.1
44.13 5,220,374 0.59 (i) – (0.15) 12.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2026(b) $ 21.94 $ 0.12 $ 2.48 $ 2.60 ( $ 0.25) ( $ 1.66) ( $ 1.91) $ 22.63
2025 23.74 0.25 1.00 1.25 (0.29) (2.76) (3.05) 21.94
2024 18.60 0.27 5.65 5.92 (0.26) (0.52) (0.78) 23.74
2023 20.31 0.24 (0.52) (0.28) (0.24) (1.19) (1.43) 18.60
2022 25.15 0.24 (3.04) (2.80) (0.25) (1.79) (2.04) 20.31
2021 18.23 0.26 8.18 8.44 (0.21) (1.31) (1.52) 25.15
Institutional shares
2026(b) 23.06 0.14 2.61 2.75 (0.27) (1.66) (1.93) 23 .88
2025 24.79 0.29 1.06 1.35 (0.32) (2.76) (3.08) 23.06
2024 19.39 0.31 5.90 6.21 (0.29) (0.52) (0.81) 24.79
2023 21.11 0.28 (0.54) (0.26) (0.27) (1.19) (1.46) 19.39
2022 26.06 0.28 ( 3 .16) (2.88) (0.28) (1.79) (2.07) 21.11
2021 18.84 0.31 8.46 8.77 (0.24) (1.31) (1.55) 26.06
R-3 shares
2026(b) 23.70 0.09 2.69 2.78 (0.17) (1.66) (1.83) 24.65
2025 25.40 0.19 1.08 1.27 (0.21) (2.76) (2.97) 23.70
2024 19.86 0.21 6.03 6.24 (0.18) (0.52) (0.70) 25.40
2023 21.57 0.19 (0.54) (0.35) (0.17) (1.19) (1.36) 19.86
2022 26.57 0.18 (3.24) (3.06) (0.15) (1.79) (1.94) 21.57
2021 19.19 0.19 8.64 8.83 (0.14) (1.31) (1.45) 26.57
R-5 shares
2026(b) 24.21 0.13 2.75 2.88 (0.23) (1.66) (1.89) 25.20
2025 25 .90 0.26 1.10 1.36 (0.29) (2.76) (3.05) 24.21
2024 20.22 0.28 6.17 6.45 (0.25) (0.52) (0.77) 25.90
2023 21.95 0.26 (0.57) (0.31) (0.23) (1.19) (1.42) 20.22
2022 27.00 0.25 (3.28) (3.03) (0.23) (1.79) (2.02) 21.95
2021 19.48 0.27 8.76 9.03 (0.20) (1.31) (1.51) 27.00
R-6 shares
2026(b) 23.05 0.15 2.61 2.76 (0.29) (1.66) (1.95) 23.86
2025 24.78 0.31 1.05 1.36 (0.33) (2.76) (3.09) 23.05
2024 19.39 0.33 5.89 6.22 (0.31) (0.52) (0.83) 24.78
2023 21.11 0.30 (0.54) (0.24) (0.29) (1.19) (1.48) 19.39
2022 26.05 0.30 (3.15) (2.85) (0.30) (1.79) (2.09) 21.11
2021 18.83 0.32 8.46 8.78 (0.25) (1.31) (1.56) 26.05

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.70% (c),(d) $ 158,894 0.38% (e) – % 1.12% (e) 22.2% (e)
5 .96 (d) 147,752 0.38 (f) 0.38 (g) 1.15 16.2
32.43 (d) 153,543 0.36 (f) 0.38 (g) 1.23 19.9
(1.41) (d) 122,039 0.40 (f) 0.42 (g) 1.21 20.4
(11.85) (d) 127,212 0.39 (f) 0.41 (g) 1.12 20.9
48.22 (d) 151,143 0.39 (f) 0.41 (g) 1.11 19.2
12.78 (c) 259,053 0.24 (e) – 1.26 (e) 22.2 (e)
6.10 221,252 0.25 – 1.28 16.2
32.61 213,290 0.25 – 1.35 19.9
(1.25) 183,105 0.25 – 1.36 20.4
(11.73) 188,790 0.23 – 1.27 20.9
48.45 251,222 0.22 – 1.27 19.2
12.49 (c) 71,796 0.73 (e) – 0.77 (e) 22.2 (e)
5.59 63,217 0.73 – 0.80 16.2
31.92 66,175 0.73 – 0.87 19.9
(1.70) 59,228 0.73 – 0.88 20.4
(12.15) 67,797 0.73 – 0.77 20.9
47.71 88,428 0.73 – 0.76 19.2
12.67 (c) 115,597 0.42 (e) – 1.10 (e) 22.2 (e)
5.88 112,221 0.42 – 1.11 16.2
32.42 90,491 0.42 – 1.18 19.9
(1.45) 76,662 0.42 – 1.19 20.4
(11.87) 95,818 0.42 – 1.08 20.9
48.14 122,169 0.42 – 1.08 19.2
12.83 (c) 713,813 0.16 (e) – 1.34 (e) 22.2 (e)
6.19 665,695 0.16 – 1.36 16.2
32.67 701,967 0.16 – 1.45 19.9
(1.18) 740,171 0.16 – 1.44 20.4
(11.64) 712,153 0.16 (h) – 1.36 20.9
48.58 740,456 0.16 (h) – 1.34 19.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2026(b) $ 15.94 $ 0.08 $ 2.00 $ 2.08 ( $ 0.12) ( $ 0.93) ( $ 1.05) $ 16.97
2025 18.40 0.12 0.13 0.25 (0.19) (2.52) (2.71) 15.94
2024 14.89 0.14 4.06 4.20 (0.15) (0.54) (0.69) 18.40
2023 16.23 0.15 (0.45) (0.30) (0.16) (0.88) (1.04) 14.89
2022 18.93 0.18 (0.92) (0.74) (0.16) (1.80) (1.96) 16.23
2021 12.76 0.16 6.14 6.30 (0.13) – (0.13) 18.93
Class J shares
2026(b) 15.72 0.09 1.97 2.06 (0.15) (0.93) (1.08) 16.70
2025 18.19 0.15 0.12 0.27 (0.22) (2.52) (2.74) 15.72
2024 14.72 0.18 4.02 4.20 (0.19) (0.54) (0.73) 18.19
2023 16.06 0.18 (0.45) (0.27) (0.19) (0.88) (1.07) 14.72
2022 18.74 0.21 (0.90) (0.69) (0.19) (1.80) (1.99) 16.06
2021 12.65 0.19 6.08 6.27 (0.18) – (0.18) 18.74
Institutional shares
2026(b) 16.02 0.11 2.01 2.12 (0.18) (0.93) (1.11) 17.03
2025 18.48 0.19 0.11 0.30 (0.24) (2.52) (2.76) 16.02
2024 14.95 0.21 4.08 4.29 (0.22) (0.54) (0.76) 18.48
2023 16.29 0.22 (0.46) (0.24) ( 0 .22) (0.88) (1.10) 14.95
2022 18.98 0.25 (0.93) (0.68) (0.21) (1.80) (2.01) 16.29
2021 12.81 0.22 6.16 6.38 (0.21) – (0.21) 18.98
R-3 shares
2026(b) 15.60 0.07 1.96 2.03 (0.10) (0.93) (1.03) 16.60
2025 18.08 0.10 0.12 0.22 (0.18) (2.52) (2.70) 15.60
2024 14.65 0.12 3.99 4.11 (0.14) (0.54) (0.68) 18.08
2023 15.98 0.13 (0.44) (0.31) (0.14) (0.88) (1.02) 14.65
2022 18.65 0.16 (0.90) (0.74) (0.13) (1.80) (1.93) 15.98
2021 12.60 0.14 6.05 6.19 (0.14) – (0.14) 18.65
R-5 shares
2026(b) 15.84 0.09 1.99 2.08 (0.15) (0.93) (1.08) 16.84
2025 18.31 0.15 0.12 0.27 (0.22) (2.52) (2.74) 15.84
2024 14.82 0.17 4.05 4.22 (0.19) (0.54) (0.73) 18.31
2023 16.16 0.18 (0.45) (0.27) (0.19) (0.88) (1.07) 14.82
2022 18.85 0.21 (0.91) (0.70) (0.19) (1.80) (1.99) 16.16
2021 12.72 0.19 6.12 6.31 (0.18) – (0.18) 18.85
R-6 shares
2026(b) 16.07 0.11 2.03 2.14 (0.19) (0.93) (1.12) 17.09
2025 18.53 0.19 0 .12 0.31 (0.25) (2.52) (2.77) 16.07
2024 15.00 0.22 4.08 4.30 (0.23) (0.54) (0.77) 18.53
2023 16.33 0.23 (0.45) (0.22) (0.23) (0.88) (1.11) 15.00
2022 19.02 0.26 (0.92) (0.66) (0.23) (1.80) (2.03) 16.33
2021 12.84 0.24 6.16 6.40 (0.22) – (0.22) 19.02

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
13.73% (c),(d) $ 45,338 1.06% (e),(f) – % 0.98% (e) 81.5% (e)
1.91 (d) 46,944 1.06 (f) – 0.77 79.6
28.83 (d) 47,518 1.05 (f) – 0.83 55.3
(2.02) (d) 40,844 1.12 (f) – 0.93 49.9
(4.18) (d) 46,917 1.09 (f) – 1.06 51.1
49.69 (d) 42,833 1.10 (f) – 0.90 53.5
13.82 (c),(d) 183,898 0.88 (e),(f) – 1.15 (e) 81.5 (e)
2.06 (d) 170,931 0.87 (g) 0.89 (h) 0.95 79.6
29.20 (d) 188,451 0.84 (g) 0.88 (h) 1.04 55.3
(1.85) (d) 162,873 0.90 (g) 0.94 (h) 1.16 49.9
(3.97) (d) 180,636 0.88 (g) 0.92 (h) 1.27 51.1
49.98 (d) 190,633 0.89 (g) 0.93 (h) 1.11 53.5
13.95 (c) 945,562 0.69 (e),(f) – 1.34 (e) 81.5 (e)
2.23 864,142 0.69 (f) – 1.15 79.6
29.40 1,282,618 0.69 (f) – 1.20 55.3
(1.64) 1,076,199 0.69 (f) – 1.36 49.9
(3.82) 1,106,800 0.69 (f) – 1.49 51.1
50.23 349,246 0.72 (f) – 1.29 53.5
13.70 (c) 12,503 1.20 (e),(f) – 0.83 (e) 81.5 (e)
1.74 12,331 1.20 (f) – 0.62 79.6
28.68 11,020 1.19 (f) – 0.69 55.3
(2.12) 10,065 1.19 (f) – 0.86 49.9
(4.26) 11,582 1.19 (f) – 0.95 51.1
49.47 13,975 1.20 (f) – 0.81 53.5
13.81 (c) 30,068 0.89 (e),(f) – 1.15 (e) 81.5 (e)
2.05 31,004 0.89 (f) – 0.93 79.6
29.14 29,770 0.88 (f) – 1.01 55.3
(1.82) 28,298 0.88 (f) – 1.17 49.9
(4.00) 28,272 0.88 (f) – 1.27 51.1
50.02 29,746 0.89 (f) – 1.12 53.5
14.03 (c) 1,204,639 0.64 (e),(f) – 1.39 (e) 81.5 (e)
2.28 1,145,435 0.64 (f) – 1.19 79.6
29.39 1,271,063 0.63 (f) – 1.28 55.3
(1.51) 2,089,882 0.62 (f) – 1.43 49.9
(3.78) ( i ) 2,249,267 0.62 (f) – 1.53 51.1
50.41 ( i ) 2,312,305 0.63 (f) – 1.38 53.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
( i ) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value, End
of Period
MONEY MARKET FUND
Class A shares
2026(b) $ 1 .00 $ 0 .02 $ 0 .02 ( $ 0 .02 ) ( $ 0 .02 ) $ 1 .00
2025 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2024 1 .00 0 .05 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
Class J shares
2026(b) 1 .00 0 .02 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2025 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2024 1 .00 0 .05 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
1 .69% (c) ,(d) $ 334,398 0 .47% (e) ,(f) 0 .47% (e) ,(g) 3 .42% (e)
4 .12 (d) 348,977 0 .46 (f) 0 .46 (g) 4 .02
5 .08 (d) 348,944 0 .47 (f) 0 .47 (g) 4 .96
4 .53 (d) 341,831 0 .49 (f) 0 .49 (g) 4 .43
0 .63 (d) 352,832 0 .50 (f) 0 .54 (g) 0 .67
0 .00 (d) 293,949 0 .12 (f) 0 .55 (g) 0 .00
1 .70 (c) ,(d) 719,236 0 .44 (e) ,(h) 0 .59 (e) ,(i) 3 .45 (e)
4 .15 (d) 728,054 0 .43 (h) 0 .58 (i) 4 .05
5 .12 (d) 700,884 0 .43 (h) 0 .58 (i) 5 .00
4 .58 (d) 654,501 0 .45 (h) 0 .60 (i) 4 .48
0 .64 (d) 625,829 0 .49 (h) 0 .64 (i) 0 .76
0 .00 (d) 411,033 0 .12 (h) 0 .66 (i) 0 .00
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual and/or voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Subject to Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2026(b) $ 12 .12 $ 0 .12 $ 1 .55 $ 1 .67 ( $ 0 .24 ) ( $ 0 .90 ) ( $ 1 .14 ) $ 12 .65
2025 11 .15 0 .28 2 .28 2 .56 ( 0 .51 ) ( 1 .08 ) ( 1 .59 ) 12 .12
2024 10 .03 0 .31 1 .48 1 .79 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 11 .15
2023 8 .90 0 .30 1 .59 1 .89 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .03
2022 11 .44 0 .26 ( 1 .98 ) ( 1 .72 ) ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 8 .90
2021 8 .12 0 .20 3 .31 3 .51 ( 0 .19 ) – ( 0 .19 ) 11 .44
R-3 shares
2026(b) 11 .98 0 .10 1 .52 1 .62 ( 0 .19 ) ( 0 .90 ) ( 1 .09 ) 12 .51
2025 10 .97 0 .25 2 .23 2 .48 ( 0 .39 ) ( 1 .08 ) ( 1 .47 ) 11 .98
2024 9 .88 0 .25 1 .46 1 .71 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 10 .97
2023 8 .78 0 .24 1 .57 1 .81 ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 9 .88
2022 11 .30 0 .20 ( 1 .96 ) ( 1 .76 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .78
2021 8 .02 0 .14 3 .27 3 .41 ( 0 .13 ) – ( 0 .13 ) 11 .30

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .64% (c) $ 1,763,049 0 .91% (d) ,(e) 2 .03% (d) 56 .0% (d)
27 .66 1,639,934 0 .91 (e) 2 .57 77 .5
18 .27 1,157,795 0 .90 (e) 2 .83 48 .0
22 .01 2,143,073 0 .97 (e) 2 .86 59 .3
( 16 .05 ) 1,703,672 0 .97 (e) 2 .56 62 .2
43 .48 2,927,281 0 .94 (e) 1 .79 54 .8
14 .37 (c) 1,102 1 .45 (d) ,(e) 1 .63 (d) 56 .0 (d)
26 .92 826 1 .46 (e) 2 .34 77 .5
17 .68 271 1 .45 (e) 2 .37 48 .0
21 .27 717 1 .52 (e) 2 .31 59 .3
( 16 .52 ) 464 1 .52 (e) 2 .01 62 .2
42 .73 604 1 .49 (e) 1 .29 54 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2026(b) $ 90 .63 $ 0 .12 $ 3 .27 $ 3 .39 ( $ 0 .25 ) ( $ 6 .96 ) ( $ 7 .21 ) $ 86 .81
2025 80 .71 0 .24 13 .84 14 .08 ( 0 .37 ) ( 3 .79 ) ( 4 .16 ) 90 .63
2024 58 .41 0 .44 22 .33 22 .77 ( 0 .47 ) – ( 0 .47 ) 80 .71
2023 53 .59 0 .44 4 .75 5 .19 ( 0 .37 ) – ( 0 .37 ) 58 .41
2022 68 .28 0 .38 ( 8 .95 ) ( 8 .57 ) ( 0 .27 ) ( 5 .85 ) ( 6 .12 ) 53 .59
2021 51 .30 0 .36 19 .57 19 .93 ( 0 .43 ) ( 2 .52 ) ( 2 .95 ) 68 .28
Institutional shares
2026(b) 94 .41 0 .24 3 .44 3 .68 ( 0 .48 ) ( 6 .96 ) ( 7 .44 ) 90 .65
2025 83 .89 0 .49 14 .40 14 .89 ( 0 .58 ) ( 3 .79 ) ( 4 .37 ) 94 .41
2024 60 .69 0 .67 23 .19 23 .86 ( 0 .66 ) – ( 0 .66 ) 83 .89
2023 55 .67 0 .64 4 .93 5 .57 ( 0 .55 ) – ( 0 .55 ) 60 .69
2022 70 .67 0 .57 ( 9 .26 ) ( 8 .69 ) ( 0 .46 ) ( 5 .85 ) ( 6 .31 ) 55 .67
2021 53 .00 0 .57 20 .22 20 .79 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 70 .67
R-3 shares
2026(b) 90 .50 0 .01 3 .27 3 .28 ( 0 .06 ) ( 6 .96 ) ( 7 .02 ) 86 .76
2025 80 .68 0 .03 13 .82 13 .85 ( 0 .24 ) ( 3 .79 ) ( 4 .03 ) 90 .50
2024 58 .45 0 .24 22 .36 22 .60 ( 0 .37 ) – ( 0 .37 ) 80 .68
2023 53 .61 0 .30 4 .77 5 .07 ( 0 .23 ) – ( 0 .23 ) 58 .45
2022 68 .37 0 .24 ( 8 .98 ) ( 8 .74 ) ( 0 .17 ) ( 5 .85 ) ( 6 .02 ) 53 .61
2021 51 .37 0 .21 19 .62 19 .83 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 68 .37
R-5 shares
2026(b) 92 .93 0 .14 3 .37 3 .51 ( 0 .27 ) ( 6 .96 ) ( 7 .23 ) 89 .21
2025 82 .68 0 .29 14 .18 14 .47 ( 0 .43 ) ( 3 .79 ) ( 4 .22 ) 92 .93
2024 59 .83 0 .50 22 .86 23 .36 ( 0 .51 ) – ( 0 .51 ) 82 .68
2023 54 .88 0 .49 4 .87 5 .36 ( 0 .41 ) – ( 0 .41 ) 59 .83
2022 69 .77 0 .43 ( 9 .17 ) ( 8 .74 ) ( 0 .30 ) ( 5 .85 ) ( 6 .15 ) 54 .88
2021 52 .35 0 .42 19 .98 20 .40 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 69 .77

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .24% (c) ,(d) ,(e) $ 1,502,237 0 .73% (f) 0 .28% (f) 71 .5% (f)
18 .18 (e) 1,520,610 0 .73 0 .29 55 .8
39 .15 (e) 1,405,974 0 .74 0 .60 41 .4
9 .75 (e) 1,085,264 0 .78 0 .76 48 .2
( 13 .77 ) (d) ,(e) 1,037,510 0 .77 0 .66 49 .5
40 .26 (d) ,(e) 1,288,915 0 .80 0 .59 29 .9
4 .37 (c) ,(d) 3,528,569 0 .45 (f) 0 .56 (f) 71 .5 (f)
18 .52 (d) 3,566,464 0 .45 0 .57 55 .8
39 .55 3,171,457 0 .45 0 .88 41 .4
10 .12 2,351,308 0 .46 1 .07 48 .2
( 13 .51 ) (d) 2,022,614 0 .46 0 .97 49 .5
40 .71 (d) 961,957 0 .49 (g) 0 .90 29 .9
4 .09 (c) ,(d) 52,606 0 .99 (f) 0 .02 (f) 71 .5 (f)
17 .88 (d) 51,979 0 .99 0 .03 55 .8
38 .81 41,756 0 .99 0 .32 41 .4
9 .51 24,142 1 .01 0 .52 48 .2
( 13 .98 ) 19,275 1 .01 0 .42 49 .5
39 .94 20,459 1 .04 0 .35 29 .9
4 .27 (c) 38,819 0 .68 (f) 0 .33 (f) 71 .5 (f)
18 .23 43,314 0 .68 0 .35 55 .8
39 .24 35,981 0 .68 0 .66 41 .4
9 .85 31,171 0 .70 0 .83 48 .2
( 13 .72 ) 27,542 0 .70 0 .73 49 .5
40 .37 33,672 0 .73 0 .68 29 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2026(b) $ 9 .10 $ 0 .18 $ 0 .09 $ 0 .27 ( $ 0 .30 ) ( $ 0 .68 ) ( $ 0 .98 ) $ 8 .39
2025 8 .89 0 .27 0 .53 0 .80 ( 0 .28 ) ( 0 .31 ) ( 0 .59 ) 9 .10
2024 7 .96 0 .27 1 .05 1 .32 ( 0 .25 ) ( 0 .14 ) ( 0 .39 ) 8 .89
2023 8 .28 0 .24 0 .07 0 .31 ( 0 .22 ) ( 0 .41 ) ( 0 .63 ) 7 .96
2022 10 .57 0 .29 ( 1 .78 ) ( 1 .49 ) ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 8 .28
2021 9 .66 0 .20 1 .26 1 .46 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 10 .57
R-3 shares
2026(b) 8 .77 0 .14 0 .10 0 .24 ( 0 .25 ) ( 0 .68 ) ( 0 .93 ) 8 .08
2025 8 .59 0 .22 0 .50 0 .72 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 8 .77
2024 7 .70 0 .21 1 .02 1 .23 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 8 .59
2023 8 .02 0 .19 0 .07 0 .26 ( 0 .17 ) ( 0 .41 ) ( 0 .58 ) 7 .70
2022 10 .25 0 .23 ( 1 .72 ) ( 1 .49 ) ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 8 .02
2021 9 .38 0 .14 1 .22 1 .36 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 10 .25
R-5 shares
2026(b) 8 .90 0 .17 0 .08 0 .25 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 8 .19
2025 8 .71 0 .25 0 .51 0 .76 ( 0 .26 ) ( 0 .31 ) ( 0 .57 ) 8 .90
2024 7 .80 0 .25 1 .03 1 .28 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 8 .71
2023 8 .13 0 .22 0 .06 0 .28 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 7 .80
2022 10 .39 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .13
2021 9 .50 0 .17 1 .24 1 .41 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .39

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .21% (c) $ 144,128 0 .03% (d) 4 .28% (d) 25 .1% (d)
9 .60 171,205 0 .03 3 .14 27 .3
17 .00 198,424 0 .02 3 .13 30 .8
3 .80 204,780 0 .02 2 .98 14 .5
( 15 .15 ) 223,930 0 .02 3 .16 29 .2
15 .48 304,277 0 .02 1 .91 28 .3
2 .98 (c) 15,225 0 .59 (d) 3 .54 (d) 25 .1 (d)
8 .95 13,511 0 .58 2 .59 27 .3
16 .35 14,578 0 .58 2 .57 30 .8
3 .21 16,887 0 .58 2 .41 14 .5
( 15 .57 ) 19,212 0 .58 2 .64 29 .2
14 .85 28,808 0 .58 1 .38 28 .3
3 .03 (c) 12,579 0 .28 (d) 4 .10 (d) 25 .1 (d)
9 .36 19,319 0 .27 2 .92 27 .3
16 .80 13,193 0 .27 2 .94 30 .8
3 .44 17,102 0 .27 2 .74 14 .5
( 15 .35 ) 18,499 0 .27 2 .97 29 .2
15 .25 26,565 0 .27 1 .67 28 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2026(b) $ 13.35 $ 0.24 $ 0.18 $ 0.42 ( $ 0.38) ( $ 0.80) ( $ 1.18) $ 12.59
2025 13.00 0.33 0.88 1.21 (0.33) (0.53) (0.86) 13.35
2024 11.52 0.33 1.72 2.05 (0.30) (0.27) (0.57) 13.00
2023 12.14 0.29 0.14 0.43 (0.25) (0.80) ( 1 .05) 11.52
2022 15.80 0.38 (2.74) (2.36) (0.33) (0.97) (1.30) 12.14
2021 14.07 0.23 2.30 2.53 (0.23) (0.57) (0.80) 15.80
Class J shares
2026(b) 13.10 0.25 0.16 0.41 (0.40) (0.80) (1.20) 12.31
2025 12.78 0.35 0.85 1.20 (0.35) (0.53) (0.88) 13.10
2024 11.33 0.35 1.70 2.05 (0.33) (0.27) (0.60) 12.78
2023 11.96 0.31 0.14 0.45 (0.28) (0.80) (1.08) 11.33
2022 15.59 0.41 (2.72) (2.31) ( 0 .35) (0.97) (1.32) 11.96
2021 13.89 0.25 2.28 2.53 (0.26) (0.57) (0.83) 15.59
Institutional shares
2026(b) 13.23 0.27 0.15 0.42 (0.42) (0.80) (1.22) 12.43
2025 12.89 0.38 0.86 1.24 (0.37) (0.53) (0.90) 13 .23
2024 11.43 0.37 1.71 2.08 (0.35) (0.27) (0.62) 12.89
2023 12.06 0.33 0.14 0.47 (0.30) ( 0 .80) (1.10) 11.43
2022 15.70 0.44 (2.73) (2.29) (0.38) (0.97) (1.35) 12.06
2021 13.99 0.28 2.28 2.56 (0.28) (0.57) (0.85) 15.70
R-3 shares
2026(b) 13.02 0.23 0.16 0.39 (0.35) (0.80) (1.15) 12.26
2025 12.70 0.30 0.86 1.16 (0.31) (0.53) (0.84) 13.02
2024 11.27 0.30 1.68 1.98 (0.28) (0.27) (0.55) 12.70
2023 11.89 0.26 0.14 0.40 (0.22) (0.80) (1.02) 11.27
2022 15.49 0.36 (2.70) (2.34) (0.29) (0.97) (1.26) 11.89
2021 13.82 0.19 2.25 2.44 (0.20) (0.57) (0.77) 15.49
R-5 shares
2026(b) 13.12 0.25 0.16 0.41 (0.39) (0.80) (1.19) 12.34
2025 12.79 0.34 0.86 1.20 (0.34) (0.53) (0.87) 13.12
2024 11.35 0.34 1 .68 2.02 (0.31) (0.27) (0.58) 12.79
2023 11.97 0.31 0.13 0.44 (0.26) (0.80) (1.06) 11.35
2022 15.60 0.40 (2.72) (2.32) (0.34) (0.97) (1.31) 11.97
2021 13.90 0.24 2.28 2.52 (0.25) (0.57) (0.82) 15.60

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.40% (c),(d) $ 78,712 0.34% (e) – % 3.90% (e) 23.6% (e)
9.98 (d) 82,201 0.33 – 2.63 25.6
18.15 (d) 86,973 0.33 – 2.64 27.4
3.73 (d) 81,249 0.38 – 2.44 9.8
(16.17) (d) 88,607 0.36 (f) – 2.84 25.2
18.52 (d) 112,642 0.35 (f) – 1.50 19.6
3.40 (c),(d) 632,541 0.17 (e) – 4.05 (e) 23.6 (e)
10.12 (d) 649,774 0.17 (g) 0.17 (h) 2.79 25.6
18.47 (d) 669,174 0.15 (g) 0.17 (h) 2.82 27.4
3.91 (d) 640,253 0.16 (g) 0.18 (h) 2.64 9.8
(16.05) (d) 679,727 0.17 (g) 0.19 (h) 3.06 25.2
18.69 (d),(i) 910,454 0.18 (g) 0.20 (h) 1.68 19.6
3.45 (c) 955,581 0.01 (e) – 4.29 (e) 23.6 (e)
10.36 1,143,548 0.01 – 2.99 25.6
18.57 1,401,110 0.01 – 2.98 27.4
4.07 1,427,262 0.01 – 2.82 9.8
(15.85) 1,640,911 0.01 – 3.25 25.2
18.87 2,424,308 0.01 – 1.86 19.6
3.22 (c) 49,746 0.57 (e) – 3.78 (e) 23.6 (e)
9.76 61,765 0.57 – 2.43 25.6
17.86 60,266 0.57 – 2.41 27.4
3.51 62,249 0.57 – 2.26 9.8
(16.37) (i) 77,582 0.57 – 2.69 25.2
18.24 (i) 112,088 0.57 – 1.30 19.6
3.36 (c) 73,312 0.26 (e) – 3.99 (e) 23.6 (e)
10.10 79,695 0.26 – 2.75 25.6
18.20 74,174 0.26 – 2.76 27.4
3.88 85,830 0.26 – 2.60 9.8
(16.13) 103,555 0.26 – 3.02 25.2
18.62 154,635 0.26 – 1.63 19 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2026(b) $ 12 .20 $ 0 .24 $ 0 .19 $ 0 .43 ( $ 0 .36 ) ( $ 0 .98 ) ( $ 1 .34 ) $ 11 .29
2025 11 .67 0 .32 0 .90 1 .22 ( 0 .31 ) ( 0 .38 ) ( 0 .69 ) 12 .20
2024 10 .13 0 .31 1 .69 2 .00 ( 0 .28 ) ( 0 .18 ) ( 0 .46 ) 11 .67
2023 10 .47 0 .27 0 .18 0 .45 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 10 .13
2022 13 .55 0 .37 ( 2 .48 ) ( 2 .11 ) ( 0 .33 ) ( 0 .64 ) ( 0 .97 ) 10 .47
2021 11 .64 0 .23 2 .33 2 .56 ( 0 .23 ) ( 0 .42 ) ( 0 .65 ) 13 .55
R-3 shares
2026(b) 11 .81 0 .20 0 .18 0 .38 ( 0 .29 ) ( 0 .98 ) ( 1 .27 ) 10 .92
2025 11 .31 0 .25 0 .88 1 .13 ( 0 .25 ) ( 0 .38 ) ( 0 .63 ) 11 .81
2024 9 .83 0 .24 1 .65 1 .89 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 11 .31
2023 10 .18 0 .21 0 .17 0 .38 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 9 .83
2022 13 .20 0 .31 ( 2 .43 ) ( 2 .12 ) ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 10 .18
2021 11 .35 0 .16 2 .27 2 .43 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 13 .20
R-5 shares
2026(b) 12 .06 0 .22 0 .19 0 .41 ( 0 .33 ) ( 0 .98 ) ( 1 .31 ) 11 .16
2025 11 .54 0 .29 0 .90 1 .19 ( 0 .29 ) ( 0 .38 ) ( 0 .67 ) 12 .06
2024 10 .02 0 .28 1 .68 1 .96 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 11 .54
2023 10 .36 0 .25 0 .17 0 .42 ( 0 .21 ) ( 0 .55 ) ( 0 .76 ) 10 .02
2022 13 .42 0 .36 ( 2 .48 ) ( 2 .12 ) ( 0 .30 ) ( 0 .64 ) ( 0 .94 ) 10 .36
2021 11 .54 0 .20 2 .30 2 .50 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 13 .42

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .87% (c) $ 982,707 0 .01% (d) 4 .24% (d) 27 .9% (d)
11 .12 1,198,282 0 .01 2 .80 30 .0
20 .13 1,357,468 0 .01 2 .78 32 .4
4 .49 1,267,266 0 .01 2 .60 14 .4
( 16 .71 ) 1,283,002 0 .01 3 .21 22 .6
22 .55 1,534,067 0 .01 1 .76 24 .0
3 .59 (c) 79,600 0 .58 (d) 3 .66 (d) 27 .9 (d)
10 .57 90,789 0 .57 2 .21 30 .0
19 .46 91,488 0 .57 2 .23 32 .4
3 .83 86,339 0 .58 2 .07 14 .4
( 17 .18 ) 98,077 0 .57 2 .73 22 .6
21 .95 132,449 0 .57 1 .23 24 .0
3 .74 (c) 81,539 0 .27 (d) 3 .97 (d) 27 .9 (d)
10 .92 92,061 0 .26 2 .56 30 .0
19 .84 73,269 0 .26 2 .58 32 .4
4 .25 81,215 0 .27 2 .40 14 .4
( 16 .95 ) 89,987 0 .26 3 .09 22 .6
22 .20 123,237 0 .26 1 .54 24 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2026(b) $ 15.55 $ 0.28 $ 0.33 $ 0.61 ( $ 0.38) ( $ 0.96) ( $ 1.34) $ 14.82
2025 14.71 0.32 1.32 1.64 (0.32) (0.48) (0.80) 15.55
2024 12.50 0.31 2.43 2.74 (0.28) (0.25) (0.53) 14.71
2023 13.12 0.24 0.32 0.56 (0.20) (0.98) (1.18) 12.50
2022 17.49 0.42 (3.42) (3.00) (0.35) (1.02) (1.37) 13.12
2021 14.76 0.22 3.45 3.67 (0.22) (0.72) (0.94) 17.49
Class J shares
2026(b) 15.43 0.28 0.33 0.61 (0.40) (0.96) (1.36) 14.68
2025 14.60 0.34 1.32 1.66 (0.35) (0.48) (0.83) 15.43
2024 12.41 0.33 2.42 2.75 (0.31) (0.25) (0.56) 14.60
2023 13.04 0.26 0.32 0.58 (0.23) (0.98) (1.21) 12.41
2022 17.39 0.44 (3.39) (2.95) (0.38) (1.02) (1.40) 13.04
2021 14.67 0.26 3.43 3.69 (0.25) (0.72) (0.97) 17.39
Institutional shares
2026(b) 15.52 0.31 0.32 0.63 (0.43) (0.96) (1.39) 14.76
2025 14.68 0.37 1.32 1.69 (0.37) (0.48) (0.85) 15.52
2024 12.48 0.36 2.42 2.78 (0.33) (0.25) (0.58) 14.68
2023 13.10 0.29 0.32 0.61 (0.25) (0.98) (1.23) 12.48
2022 17.47 0.46 (3.40) (2.94) (0.41) (1.02) (1.43) 13.10
2021 14.73 0 .28 3.45 3.73 (0.27) (0.72) (0.99) 17.47
R-3 shares
2026(b) 15.37 0.26 0.32 0.58 (0.35) (0.96) (1.31) 14.64
2025 14.55 0.29 1.30 1.59 (0.29) (0.48) (0.77) 15.37
2024 12.37 0.28 2.41 2.69 (0.26) (0.25) (0.51) 14.55
2023 12.99 0.21 0.32 0.53 (0.17) (0.98) (1.15) 12.37
2022 17.33 0.39 (3.39) (3.00) (0.32) (1.02) (1.34) 12.99
2021 14.63 0.19 3.42 3.61 (0.19) (0.72) (0.91) 17.33
R-5 shares
2026(b) 15.47 0.28 0.32 0.60 (0.39) (0.96) (1.35) 14.72
2025 14.64 0.34 1.31 1.65 (0.34) (0.48) (0.82) 15.47
2024 12 .44 0.33 2.41 2.74 (0.29) (0.25) (0.54) 14.64
2023 13.07 0.26 0.31 0.57 (0.22) (0.98) (1.20) 12.44
2022 17.43 0.43 (3.40) (2.97) (0.37) (1.02) (1.39) 13.07
2021 14.70 0.25 3.44 3.69 (0.24) (0.72) (0.96) 17.43

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.23% (c),(d) $ 138,215 0.33% (e) – % 3.77% (e) 29.6% (e)
11 .81 (d) 141,118 0.32 – 2.20 32.1
22.27 (d) 139,779 0.33 – 2.20 38.7
4.42 (d) 121,782 0.38 (f) – 1.84 11.2
(18.48) (d) 129,354 0.37 (f) – 2.83 31.1
25.68 (d) 168,435 0.36 (f) – 1.34 24.0
4.29 (c),(d) 1,119,432 0.18 (e) – 3.91 (e) 29.6 (e)
12.03 (d) 1,127,744 0.17 (g) 0.17 (h) 2.36 32.1
22.52 (d) 1,133,064 0.16 (g) 0.17 (h) 2.39 38.7
4.59 (d) 1,019,722 0.17 (g) 0.19 (h) 2.05 11.2
(18.33) (d) 1,041,206 0.18 (g) 0.20 (h) 3.02 31.1
26.00 (d) 1,388,404 0.18 (g) 0.20 (h) 1 .56 24.0
4.37 (c) 3,155,233 0.01 (e) – 4.17 (e) 29.6 (e)
12.21 3,610,149 0.01 – 2.54 32.1
22.67 3,850,068 0.01 – 2.53 38.7
4.84 3,387,912 0.01 – 2.21 11.2
(18.22) 3,437,305 0.01 – 3.15 31.1
26.21 4,530,236 0.01 – 1.71 24.0
4.04 (c) 138,840 0.57 (e) – 3.59 (e) 29.6 (e)
11.59 145,283 0.57 – 1.99 32.1
22.04 133,904 0.57 – 1.98 38.7
4.20 123,110 0.57 – 1.64 11.2
(18.66) 125,371 0.57 – 2.65 31.1
25.46 176,532 0.57 – 1.14 24.0
4.18 (c) 183,497 0.26 (e) – 3.85 (e) 29.6 (e)
11.93 188,240 0.26 – 2.32 32.1
22.42 157,441 0.26 – 2.34 38.7
4.49 167,033 0.26 – 1.99 11 .2
(18.42) 184,436 0.26 – 2.94 31.1
25.88 242,659 0 .26 – 1.49 24.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2026(b) $ 14 .33 $ 0 .27 $ 0 .36 $ 0 .63 ( $ 0 .36 ) ( $ 0 .84 ) ( $ 1 .20 ) $ 13 .76
2025 13 .41 0 .31 1 .35 1 .66 ( 0 .29 ) ( 0 .45 ) ( 0 .74 ) 14 .33
2024 11 .22 0 .30 2 .40 2 .70 ( 0 .27 ) ( 0 .24 ) ( 0 .51 ) 13 .41
2023 11 .43 0 .23 0 .37 0 .60 ( 0 .19 ) ( 0 .62 ) ( 0 .81 ) 11 .22
2022 15 .10 0 .41 ( 3 .07 ) ( 2 .66 ) ( 0 .40 ) ( 0 .61 ) ( 1 .01 ) 11 .43
2021 12 .34 0 .24 3 .24 3 .48 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 15 .10
R-3 shares
2026(b) 13 .94 0 .22 0 .36 0 .58 ( 0 .29 ) ( 0 .84 ) ( 1 .13 ) 13 .39
2025 13 .06 0 .23 1 .32 1 .55 ( 0 .22 ) ( 0 .45 ) ( 0 .67 ) 13 .94
2024 10 .95 0 .23 2 .32 2 .55 ( 0 .20 ) ( 0 .24 ) ( 0 .44 ) 13 .06
2023 11 .17 0 .16 0 .37 0 .53 ( 0 .13 ) ( 0 .62 ) ( 0 .75 ) 10 .95
2022 14 .78 0 .34 ( 3 .02 ) ( 2 .68 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 11 .17
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
R-5 shares
2026(b) 14 .18 0 .24 0 .38 0 .62 ( 0 .33 ) ( 0 .84 ) ( 1 .17 ) 13 .63
2025 13 .29 0 .27 1 .34 1 .61 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 14 .18
2024 11 .13 0 .27 2 .37 2 .64 ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 13 .29
2023 11 .34 0 .20 0 .37 0 .57 ( 0 .16 ) ( 0 .62 ) ( 0 .78 ) 11 .13
2022 14 .99 0 .40 ( 3 .08 ) ( 2 .68 ) ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 11 .34
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .74% (c) $ 1,610,739 0 .01% (d) 3 .93% (d) 36 .1% (d)
13 .16 1,802,566 0 .01 2 .33 37 .2
24 .53 1,765,103 0 .01 2 .36 36 .5
5 .54 1,439,309 0 .01 1 .97 12 .3
( 18 .85 ) 1,301,768 0 .01 3 .19 19 .6
28 .95 1,468,727 0 .01 1 .66 19 .5
4 .46 (c) 104,182 0 .57 (d) 3 .28 (d) 36 .1 (d)
12 .56 101,596 0 .57 1 .76 37 .2
23 .73 97,523 0 .57 1 .82 36 .5
4 .94 86,441 0 .58 1 .42 12 .3
( 19 .30 ) 85,620 0 .57 2 .75 19 .6
28 .31 110,352 0 .57 1 .11 19 .5
4 .69 (c) 129,667 0 .26 (d) 3 .61 (d) 36 .1 (d)
12 .82 127,839 0 .26 2 .07 37 .2
24 .16 80,745 0 .26 2 .17 36 .5
5 .30 83,168 0 .27 1 .77 12 .3
( 19 .06 ) 86,155 0 .26 3 .14 19 .6
28 .61 113,877 0 .26 1 .45 19 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2026(b) $ 17.50 $ 0.29 $ 0.55 $ 0.84 ( $ 0.36) ( $ 1.22) ( $ 1.58) $ 16.76
2025 16.41 0.27 1.89 2.16 (0.26) (0.81) (1.07) 17.50
2024 13.54 0.27 3.22 3.49 (0.25) (0.37) (0.62) 16.41
2023 13.86 0.19 0.59 0.78 (0.16) (0.94) (1.10) 13.54
2022 18.81 0.46 (3.88) (3.42) (0.46) (1.07) (1.53) 13.86
2021 15.20 0.22 4.35 4.57 (0.23) (0.73) (0.96) 18.81
Class J shares
2026(b) 17.81 0.31 0.57 0.88 (0.39) (1.22) (1.61) 17.08
2025 16.69 0.30 1.92 2.22 (0.29) (0.81) (1.10) 17.81
2024 13.76 0.30 3.28 3.58 (0.28) (0.37) (0.65) 16.69
2023 14.07 0.22 0.60 0.82 (0.19) (0.94) (1.13) 13.76
2022 19.07 0.50 (3.94) (3.44) (0.49) (1.07) (1.56) 14.07
2021 15.39 0.26 4.41 4.67 (0.26) (0.73) (0.99) 19.07
Institutional shares
2026(b) 18.08 0.33 0.58 0.91 (0.41) (1.22) (1.63) 17.36
2025 16.92 0.34 1.95 2.29 (0.32) (0.81) (1.13) 18.08
2024 13.95 0.33 3.31 3.64 (0.30) (0.37) (0.67) 16.92
2023 14.24 0.24 0.62 0.86 (0.21) (0.94) (1.15) 13.95
2022 19.29 0.53 (3.99) (3.46) (0.52) (1.07) (1.59) 14.24
2021 15.55 0 .29 4.46 4.75 (0.28) (0.73) (1.01) 19.29
R-3 shares
2026(b) 17.63 0.28 0.56 0.84 (0.32) (1.22) (1.54) 16.93
2025 16.53 0.24 1.91 2.15 (0.24) (0.81) (1.05) 17.63
2024 13.65 0.24 3.23 3.47 (0.22) (0.37) (0.59) 16.53
2023 13.95 0.16 0.61 0.77 (0.13) (0.94) (1.07) 13.65
2022 18.93 0.44 (3.93) (3.49) (0.42) (1.07) (1.49) 13.95
2021 15.29 0.18 4.39 4.57 (0.20) (0.73) (0.93) 18.93
R-5 shares
2026(b) 17.91 0.30 0.57 0.87 (0.37) (1.22) (1.59) 17.19
2025 16.78 0.30 1.92 2.22 (0.28) (0.81) (1.09) 17.91
2024 13 .83 0.30 3.28 3.58 (0.26) (0.37) (0.63) 16.78
2023 14.13 0.21 0.61 0.82 (0.18) (0.94) (1.12) 13.83
2022 19.15 0.49 (3.97) (3.48) (0.47) (1.07) (1.54) 14.13
2021 15.45 0.25 4.42 4.67 (0.24) (0.73) (0.97) 19.15

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.24% (c),(d) $ 138,911 0.34% (e),(f) – % 3.49% (e) 38.0% (e)
14.15 (d) 134,166 0.34 (f) – 1.65 38.9
26.30 (d) 121,589 0.35 (f) – 1.74 34.8
5.96 (d) 99,851 0.38 (f) – 1.34 12.4
(19.68) (d) 101,428 0.38 (f) – 2.94 23.8
31.00 (d) 126,454 0.38 (f) – 1.24 20.0
5.35 (c),(d) 942,361 0.18 (e) – 3.66 (e) 38.0 (e)
14.28 (d) 929,280 0.18 (g) 0.18 (h) 1.83 38.9
26.56 (d) 875,149 0.17 (g) 0.18 (h) 1.93 34.8
6.15 (d) 733,117 0.18 (g) 0.20 (h) 1.53 12.4
(19.53) (d) 724,982 0.18 (g) 0.20 (h) 3.17 23.8
31.30 (d) 948,713 0.18 (g) 0.21 (h) 1 .44 20.0
5.49 (c) 3,074,046 0.01 (e) – 3.92 (e) 38.0 (e)
14.50 3,388,019 0.01 – 2.01 38.9
26.68 3,432,790 0.01 – 2.08 34.8
6.42 2,798,971 0.01 – 1.70 12.4
(19.43) 2,684,679 0.01 – 3.30 23.8
31.56 3,429,237 0.01 – 1.61 20.0
5.17 (c) 125,502 0.57 (e) – 3.32 (e) 38.0 (e)
13.89 127,899 0.57 – 1.48 38.9
25.95 120,638 0.57 – 1.52 34.8
5.83 99,443 0.57 – 1.13 12.4
(19.88) 96,348 0.57 – 2.81 23.8
30.81 129,032 0.57 – 1.02 20.0
5.27 (c) 179,217 0.26 (e) – 3.58 (e) 38.0 (e)
14.21 178,469 0.26 – 1.83 38.9
26.45 146,695 0.26 – 1.87 34.8
6.12 142,339 0.26 – 1.49 12 .4
(19.62) 147,107 0.26 – 3.08 23.8
31.19 187,926 0 .26 – 1.39 20.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2026(b) $ 16 .45 $ 0 .30 $ 0 .62 $ 0 .92 ( $ 0 .35 ) ( $ 1 .07 ) ( $ 1 .42 ) $ 15 .95
2025 15 .03 0 .27 1 .94 2 .21 ( 0 .25 ) ( 0 .54 ) ( 0 .79 ) 16 .45
2024 12 .22 0 .26 3 .12 3 .38 ( 0 .24 ) ( 0 .33 ) ( 0 .57 ) 15 .03
2023 12 .43 0 .18 0 .63 0 .81 ( 0 .16 ) ( 0 .86 ) ( 1 .02 ) 12 .22
2022 16 .56 0 .44 ( 3 .51 ) ( 3 .07 ) ( 0 .47 ) ( 0 .59 ) ( 1 .06 ) 12 .43
2021 12 .95 0 .23 4 .05 4 .28 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 16 .56
R-3 shares
2026(b) 15 .79 0 .25 0 .59 0 .84 ( 0 .27 ) ( 1 .07 ) ( 1 .34 ) 15 .29
2025 14 .46 0 .18 1 .87 2 .05 ( 0 .18 ) ( 0 .54 ) ( 0 .72 ) 15 .79
2024 11 .78 0 .18 3 .00 3 .18 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 14 .46
2023 12 .01 0 .11 0 .61 0 .72 ( 0 .09 ) ( 0 .86 ) ( 0 .95 ) 11 .78
2022 16 .03 0 .38 ( 3 .43 ) ( 3 .05 ) ( 0 .38 ) ( 0 .59 ) ( 0 .97 ) 12 .01
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
R-5 shares
2026(b) 16 .07 0 .27 0 .60 0 .87 ( 0 .31 ) ( 1 .07 ) ( 1 .38 ) 15 .56
2025 14 .71 0 .22 1 .90 2 .12 ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 16 .07
2024 11 .97 0 .23 3 .05 3 .28 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 14 .71
2023 12 .20 0 .16 0 .60 0 .76 ( 0 .13 ) ( 0 .86 ) ( 0 .99 ) 11 .97
2022 16 .26 0 .43 ( 3 .47 ) ( 3 .04 ) ( 0 .43 ) ( 0 .59 ) ( 1 .02 ) 12 .20
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .05% (c) $ 1,423,714 0 .01% (d) 3 .91% (d) 42 .6% (d)
15 .58 1,597,934 0 .01 1 .76 44 .6
28 .28 1,502,321 0 .01 1 .85 36 .7
6 .92 1,152,378 0 .01 1 .46 11 .4
( 19 .76 ) 1,010,879 0 .01 3 .21 23 .8
33 .82 1,139,261 0 .01 1 .50 19 .2
5 .74 (c) 82,844 0 .57 (d) 3 .29 (d) 42 .6 (d)
14 .92 83,240 0 .57 1 .21 44 .6
27 .56 79,631 0 .57 1 .34 36 .7
6 .35 68,323 0 .58 0 .92 11 .4
( 20 .17 ) 66,131 0 .57 2 .85 23 .8
32 .97 88,634 0 .57 0 .93 19 .2
5 .89 (c) 109,810 0 .26 (d) 3 .61 (d) 42 .6 (d)
15 .26 110,179 0 .26 1 .51 44 .6
27 .98 72,547 0 .26 1 .67 36 .7
6 .60 68,730 0 .27 1 .28 11 .4
( 19 .89 ) 69,495 0 .26 3 .17 23 .8
33 .37 91,388 0 .26 1 .28 19 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2026(b) $ 19.71 $ 0.32 $ 0.81 $ 1.13 ( $ 0.32) ( $ 1.41) ( $ 1.73) $ 19.11
2025 18.04 0.21 2.51 2.72 (0.21) (0.84) (1.05) 19.71
2024 14.54 0.22 3.92 4.14 (0.21) (0.43) (0.64) 18.04
2023 14.82 0.15 0.81 0.96 (0.12) (1.12) (1.24) 14.54
2022 20.06 0.49 (4.30) (3.81) (0.49) (0.94) (1.43) 14.82
2021 15.63 0.21 5.06 5.27 (0.22) (0.62) (0.84) 20.06
Class J shares
2026(b) 18.74 0.31 0.77 1.08 (0.35) (1.41) (1.76) 18.06
2025 17.21 0.23 2.38 2.61 (0.24) (0.84) (1.08) 18.74
2024 13.90 0.25 3.73 3.98 (0.24) (0.43) (0.67) 17.21
2023 14.22 0.16 0.79 0.95 (0.15) (1.12) (1.27) 13.90
2022 19.30 0.51 (4.13) (3.62) (0.52) (0.94) (1.46) 14.22
2021 15.06 0.23 4.88 5.11 (0.25) (0.62) (0.87) 19.30
Institutional shares
2026(b) 19.64 0.36 0.80 1.16 (0.39) (1.41) (1.80) 19.00
2025 17.98 0.28 2.49 2.77 (0.27) (0.84) ( 1 .11) 19.64
2024 14.49 0.29 3.90 4.19 (0.27) (0.43) (0.70) 17.98
2023 14.78 0.20 0.81 1.01 ( 0 .18) (1.12) (1.30) 14.49
2022 19.99 0.55 (4.26) (3.71) (0.56) (0.94) (1.50) 14.78
2021 15.57 0.28 5.04 5.32 (0.28) (0.62) (0.90) 19.99
R-3 shares
2026(b) 19.17 0.30 0.78 1.08 (0.29) (1.41) (1.70) 18.55
2025 17.58 0.18 2.43 2.61 (0.18) (0.84) (1.02) 19.17
2024 14.20 0.19 3.81 4.00 (0.19) (0.43) (0.62) 17.58
2023 14.50 0.11 0.80 0.91 (0.09) (1.12) (1.21) 14.20
2022 19.64 0.46 (4.20) (3.74) (0.46) (0.94) (1.40) 14.50
2021 15.33 0.16 4.97 5.13 (0.20) (0.62) (0.82) 19.64
R-5 shares
2026(b) 19.47 0.32 0.81 1.13 ( 0 .34) (1.41) (1.75) 18.85
2025 17.85 0.24 2.46 2.70 (0.24) (0.84) (1.08) 19.47
2024 14.39 0.24 3.88 4.12 (0.23) (0.43) (0.66) 17.85
2023 14.69 0.17 0.79 0.96 (0.14) (1.12) (1.26) 14.39
2022 19.88 0.51 (4.25) (3.74) (0.51) (0.94) (1.45) 14.69
2021 15.49 0.23 5.02 5.25 (0.24) (0.62) (0.86) 19.88

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.28% (c),(d) $ 133,139 0.36% (e),(f) – % 3.40% (e) 43.6% (e)
16.01 (d) 128,223 0.38 (f) – 1.16 44.7
29.14 (d) 113,939 0.38 (f) – 1.31 37.1
6.94 (d) 90,827 0.38 (f) – 0.97 10.6
(20.32) (d) 87,266 0.38 (f) – 2.93 26.9
34.64 (d) 105,294 0.38 (f) – 1.11 21.0
6.35 (c),(d) 327,593 0.20 (e) – 3.57 (e) 43.6 (e)
16.21 (d) 318,377 0.20 (g) 0.21 (h) 1.34 44.7
29.33 (d) 293,958 0.19 (g) 0.20 (h) 1.51 37.1
7.14 (d) 242,027 0.23 (g) 0.25 (h) 1.12 10.6
(20.17) (d) 235,469 0.22 (g) 0.24 (h) 3.17 26.9
34.90 (d) 312,540 0.21 (g) 0.24 (h) 1.29 21.0
6.45 (c) 2,502,652 0.01 (e) – 3.88 (e) 43.6 (e)
16.43 2,728,357 0.01 – 1.56 44.7
29.62 2,677,540 0.01 – 1.69 37.1
7.31 2,116,797 0.01 – 1.32 10.6
(19.96) 1,951,777 0.01 – 3.29 26.9
35.15 2,422,742 0.01 – 1.49 21.0
6.15 (c) 102,880 0.57 (e) – 3.28 (e) 43.6 (e)
15.80 104,059 0.57 – 1.02 44.7
28.78 93,764 0.57 – 1.13 37.1
6.73 76,894 0.57 – 0.76 10.6
(20.41) 71,732 0.57 – 2.80 26.9
34.33 94,767 0.57 – 0.87 21.0
6.36 (c) 149,832 0.26 (e) – 3.50 (e) 43.6 (e)
16.09 141,677 0.26 – 1.36 44.7
29.30 102,140 0.26 – 1.45 37.1
7.00 93,301 0.26 – 1.16 10.6
(20.18) 99,622 0.26 – 3.12 26.9
34.84 128,805 0.26 – 1.27 21.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2026(b) $ 18 .75 $ 0 .34 $ 0 .82 $ 1 .16 ( $ 0 .37 ) ( $ 1 .16 ) ( $ 1 .53 ) $ 18 .38
2025 16 .89 0 .26 2 .41 2 .67 ( 0 .26 ) ( 0 .55 ) ( 0 .81 ) 18 .75
2024 13 .59 0 .26 3 .66 3 .92 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 16 .89
2023 13 .75 0 .18 0 .78 0 .96 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 13 .59
2022 18 .20 0 .48 ( 3 .92 ) ( 3 .44 ) ( 0 .51 ) ( 0 .50 ) ( 1 .01 ) 13 .75
2021 13 .87 0 .23 4 .71 4 .94 ( 0 .25 ) ( 0 .36 ) ( 0 .61 ) 18 .20
R-3 shares
2026(b) 17 .96 0 .27 0 .79 1 .06 ( 0 .28 ) ( 1 .16 ) ( 1 .44 ) 17 .58
2025 16 .21 0 .16 2 .31 2 .47 ( 0 .17 ) ( 0 .55 ) ( 0 .72 ) 17 .96
2024 13 .07 0 .17 3 .52 3 .69 ( 0 .18 ) ( 0 .37 ) ( 0 .55 ) 16 .21
2023 13 .27 0 .10 0 .74 0 .84 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 13 .07
2022 17 .60 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .42 ) ( 0 .50 ) ( 0 .92 ) 13 .27
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
R-5 shares
2026(b) 18 .36 0 .31 0 .80 1 .11 ( 0 .33 ) ( 1 .16 ) ( 1 .49 ) 17 .98
2025 16 .56 0 .20 2 .38 2 .58 ( 0 .23 ) ( 0 .55 ) ( 0 .78 ) 18 .36
2024 13 .33 0 .23 3 .59 3 .82 ( 0 .22 ) ( 0 .37 ) ( 0 .59 ) 16 .56
2023 13 .52 0 .17 0 .72 0 .89 ( 0 .13 ) ( 0 .95 ) ( 1 .08 ) 13 .33
2022 17 .91 0 .47 ( 3 .90 ) ( 3 .43 ) ( 0 .46 ) ( 0 .50 ) ( 0 .96 ) 13 .52
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .66% (c) $ 1,017,585 0 .01% (d) 3 .86% (d) 46 .3% (d)
16 .61 1,089,194 0 .01 1 .52 48 .3
29 .52 1,016,220 0 .01 1 .63 35 .6
7 .38 744,667 0 .01 1 .28 10 .3
( 19 .95 ) 613,004 0 .01 3 .12 22 .6
36 .38 658,064 0 .01 1 .37 18 .9
6 .33 (c) 58,526 0 .58 (d) 3 .18 (d) 46 .3 (d)
16 .00 56,461 0 .58 0 .98 48 .3
28 .82 53,518 0 .58 1 .12 35 .6
6 .72 43,506 0 .58 0 .74 10 .3
( 20 .37 ) 38,419 0 .58 2 .78 22 .6
35 .53 48,174 0 .58 0 .81 18 .9
6 .51 (c) 72,168 0 .27 (d) 3 .50 (d) 46 .3 (d)
16 .35 70,119 0 .27 1 .21 48 .3
29 .27 40,644 0 .27 1 .46 35 .6
7 .00 35,853 0 .27 1 .22 10 .3
( 20 .14 ) 40,556 0 .27 3 .12 22 .6
36 .08 50,443 0 .27 1 .19 18 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2026(b) $ 19.87 $ 0.33 $ 0.86 $ 1.19 ( $ 0.34) ( $ 1.17) ( $ 1.51) $ 19.55
2025 17.86 0.21 2.56 2.77 (0.22) (0.54) (0.76) 19.87
2024 14.36 0.23 3.87 4.10 (0.21) (0.39) (0.60) 17.86
2023 14.52 0.14 0.81 0.95 ( 0 .12) (0.99) (1.11) 14.36
2022 19.13 0.48 (4.18) (3.70) (0.47) (0.44) (0.91) 14.52
2021 14.47 0.17 5.04 5.21 (0.21) (0.34) (0.55) 19.13
Institutional shares
2026(b) 20.12 0.37 0.87 1.24 (0.40) (1.17) (1.57) 19.79
2025 18.07 0.28 2.59 2.87 (0.28) (0.54) (0.82) 20.12
2024 14.52 0.28 3.93 4.21 (0.27) (0.39) (0.66) 18.07
2023 14.68 0.19 0.82 1.01 (0.18) (0.99) (1.17) 14.52
2022 19.32 0.51 (4.17) (3.66) (0.54) (0.44) (0.98) 14.68
2021 14.60 0.24 5.08 5.32 (0.26) (0.34) (0.60) 19.32
R-3 shares
2026(b) 19.65 0.30 0.86 1.16 (0.30) (1.17) (1.47) 19.34
2025 17.68 0.17 2.53 2.70 (0.19) (0.54) (0.73) 19.65
2024 14.24 0.18 3.84 4.02 (0.19) (0.39) (0.58) 17.68
2023 14.41 0.10 0.82 0.92 (0.10) (0.99) (1.09) 14.24
2022 19.00 0.43 (4.14) (3.71) (0.44) (0.44) (0.88) 14.41
2021 14.38 0.13 5.01 5.14 (0.18) (0.34) (0.52) 19.00
R-5 shares
2026(b) 19.87 0.33 0.87 1.20 (0.36) (1.17) (1.53) 19.54
2025 17.87 0.22 2.56 2.78 (0.24) (0.54) (0.78) 19.87
2024 14.37 0.24 3.88 4.12 (0.23) (0.39) (0.62) 17.87
2023 14.54 0.18 0.78 0.96 (0.14) (0.99) (1.13) 14.37
2022 19.14 0.48 (4.15) (3.67) (0.49) (0.44) (0.93) 14.54
2021 14.48 0.20 5.02 5.22 (0.22) (0.34) (0.56) 19.14

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.43% (c),(d) $ 20,640 0.32% (e),(f) – % 3.42% (e) 47.4% (e)
16.21 (d) 19,658 0.35 (g) 0.35 (h) 1.15 47.4
29.17 (d) 17,409 0.35 (g) 0.36 (h) 1.37 37.3
6.96 (d) 14,751 0.38 (g) 0.46 (h) 0.98 10.6
(20.23) (d) 14,614 0.38 (g) 0.43 (h) 2.94 21.7
36.62 (d) 18,803 0.38 (g) 0.43 (h) 0.94 18.3
6 .63 (c) 1,045,663 0.01 (e) – 3.84 (e) 47.4 (e)
16.61 1,088,171 0.01 – 1.50 47.4
29.64 989,955 0.01 – 1.66 37.3
7.30 726,855 0.01 – 1.28 10.6
(19.92) 594,766 0.01 – 3.13 21.7
37.12 629,044 0.02 – 1.32 18.3
6.35 (c) 42,053 0.58 (e) – 3.21 (e) 47.4 (e)
15.94 40,226 0 .58 – 0.95 47.4
28.83 32,512 0.58 – 1.09 37.3
6.79 24,915 0.58 – 0.71 10.6
(20.41) 19,914 0.58 – 2.67 21.7
36.38 22,111 0.58 – 0.75 18.3
6.48 (c) 52,708 0.27 (e) – 3.44 (e) 47.4 (e)
16.29 46,564 0.27 – 1.22 47.4
29.26 29,231 0.27 – 1.42 37.3
7.05 27,953 0.27 – 1.18 10.6
(20.10) 28,139 0.27 – 2.94 21.7
36.74 30,796 0.27 – 1.13 18.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2026(b) $ 16 .54 $ 0 .30 $ 0 .73 $ 1 .03 ( $ 0 .32 ) ( $ 0 .76 ) ( $ 1 .08 ) $ 16 .49
2025 14 .73 0 .22 2 .13 2 .35 ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 16 .54
2024 11 .79 0 .21 3 .20 3 .41 ( 0 .21 ) ( 0 .26 ) ( 0 .47 ) 14 .73
2023 11 .71 0 .14 0 .68 0 .82 ( 0 .14 ) ( 0 .60 ) ( 0 .74 ) 11 .79
2022 15 .19 0 .38 ( 3 .30 ) ( 2 .92 ) ( 0 .42 ) ( 0 .14 ) ( 0 .56 ) 11 .71
2021 11 .33 0 .15 4 .03 4 .18 ( 0 .19 ) ( 0 .13 ) ( 0 .32 ) 15 .19
R-3 shares
2026(b) 16 .29 0 .25 0 .72 0 .97 ( 0 .25 ) ( 0 .76 ) ( 1 .01 ) 16 .25
2025 14 .52 0 .14 2 .10 2 .24 ( 0 .15 ) ( 0 .32 ) ( 0 .47 ) 16 .29
2024 11 .63 0 .14 3 .16 3 .30 ( 0 .15 ) ( 0 .26 ) ( 0 .41 ) 14 .52
2023 11 .57 0 .08 0 .66 0 .74 ( 0 .08 ) ( 0 .60 ) ( 0 .68 ) 11 .63
2022 15 .04 0 .30 ( 3 .26 ) ( 2 .96 ) ( 0 .37 ) ( 0 .14 ) ( 0 .51 ) 11 .57
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
R-5 shares
2026(b) 16 .39 0 .27 0 .73 1 .00 ( 0 .29 ) ( 0 .76 ) ( 1 .05 ) 16 .34
2025 14 .61 0 .17 2 .13 2 .30 ( 0 .20 ) ( 0 .32 ) ( 0 .52 ) 16 .39
2024 11 .70 0 .18 3 .18 3 .36 ( 0 .19 ) ( 0 .26 ) ( 0 .45 ) 14 .61
2023 11 .63 0 .15 0 .63 0 .78 ( 0 .11 ) ( 0 .60 ) ( 0 .71 ) 11 .70
2022 15 .10 0 .33 ( 3 .26 ) ( 2 .93 ) ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 11 .63
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .61% (c) $ 257,539 0 .02% (d) 3 .78% (d) 57 .4% (d)
16 .57 257,069 0 .03 1 .45 48 .3
29 .47 204,205 0 .03 1 .53 36 .6
7 .29 126,627 0 .04 (e) 1 .18 13 .7
( 19 .92 ) 83,762 0 .05 (e) 2 .96 28 .4
37 .37 73,568 0 .08 (e) 1 .04 22 .5
6 .27 (c) 12,629 0 .58 (d) 3 .21 (d) 57 .4 (d)
15 .94 12,318 0 .58 0 .91 48 .3
28 .87 9,360 0 .59 1 .04 36 .6
6 .65 7,872 0 .59 (e) 0 .63 13 .7
( 20 .37 ) 4,642 0 .59 (e) 2 .34 28 .4
36 .70 4,115 0 .60 (e) 0 .49 22 .5
6 .46 (c) 16,395 0 .27 (d) 3 .47 (d) 57 .4 (d)
16 .31 14,343 0 .27 1 .14 48 .3
29 .17 6,777 0 .28 1 .34 36 .6
7 .04 4,707 0 .28 (e) 1 .25 13 .7
( 20 .11 ) 5,055 0 .28 (e) 2 .57 28 .4
37 .09 3,917 0 .29 (e) 0 .98 22 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions from
Realized Gains
Total Dividends
and Distributions
PRINCIPAL LIFETIME 2070 FUND
Class J shares
2026(b) $ 14.56 $ 0.21 $ 0.70 $ 0.91 ( $ 0.26) ( $ 0.41) ( $ 0.67)
2025 12.86 0.11 1.92 2.03 (0.15) (0.18) (0.33)
2024 10.09 0.11 2.83 2.94 (0.17) – (0.17)
2023(i) 10.00 0.02 0.07 0.09 – – –
Institutional shares
2026(b) 14.54 0.26 0.66 0.92 (0.28) (0.41) (0.69)
2025 12.83 0.16 1.91 2.07 (0.18) (0.18) (0.36)
2024 10.06 0.13 2.81 2.94 (0.17) – (0.17)
2023(i) 10.00 0.03 0.03 0.06 – – –
R-3 shares
2026(b) 14.36 0.22 0.65 0.87 (0.22) (0.41) ( 0 .63)
2025 12.71 0.10 1.87 1.97 (0.14) (0.18) (0.32)
2024 10.02 0.06 2.80 2.86 (0.17) – (0.17)
2023(i) 10.00 (0.01) 0.03 0.02 – – –
R-5 shares
2026(b) 14.46 0.23 0.67 0.90 (0.26) (0.41) (0.67)
2025 12.78 0.13 1.89 2.02 (0.16) (0.18) (0.34)
2024 10.04 0.09 2.82 2.91 (0.17) – (0.17)
2023(i) 10.00 0.02 0.02 0.04 – – –

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Net Asset Value,
End of Period Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses
to Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
$ 14.80 6.46% (c),(d) $ 1,512 0.30% (e),(f) – % 3.02% (e) 49.8% (e)
14.56 16.22 (d) 1,032 0.30 (g) 3.36 (h) 0.81 47.9
12.86 29.36 (d) 330 0.30 (g) 8.13 (h) 0.89 54.0
10.09 0.90 (c),(d) 125 0.30 (e),(g) 62.61 (e),(h) 0.24 (e) 94.1 (e)
14.77 6.58 (c) 102,419 0.05 (e),(f) – 3.59 (e) 49.8 (e)
14.54 16.57 86,735 0.05 (f) – 1.20 47.9
12.83 29.45 41,700 0.05 (f) – 1.08 54.0
10.06 0.60 (c) 8,476 0.05 (e),(f) – 0.49 (e) 94.1 (e)
14.60 6.28 (c) 2,156 0.60 (e),(f) – 3.18 (e) 49.8 (e)
14.36 15.91 1,699 0.61 (f) – 0.73 47.9
12.71 28.76 772 0.62 (f) – 0.45 54.0
10.02 0.20 (c) 282 0.62 (e),(f) – (0.14) (e) 94.1 (e)
14.69 6.44 (c) 3,829 0.29 (e),(f) – 3.21 (e) 49.8 (e)
14.46 16.26 2,793 0.30 (f) – 0.96 47.9
12.78 29.20 1,074 0.31 (f) – 0.72 54.0
10.04 0.40 (c) 136 0 .31 (e),(f) – 0.23 (e) 94.1 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Period from March 1, 2023, date operations commenced, through October 31, 2023.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2026(b) $ 12.43 $ 0.33 $ 0.09 $ 0.42 ( $ 0.38) ( $ 0.14) ( $ 0.52) $ 12.33
2025 11.64 0.32 0.85 1.17 (0.33) (0.05) (0.38) 12 .43
2024 10.26 0.32 1.43 1.75 (0.32) (0.05) (0.37) 11.64
2023 10.44 0.22 0.12 0.34 (0.21) (0.31) (0.52) 10.26
2022 12.91 0.23 (2.00) (1.77) (0.28) (0.42) (0.70) 10.44
2021 11.75 0.39 1.34 1.73 (0.48) (0.09) (0.57) 12.91
Institutional shares
2026(b) 12.51 0.38 0.05 0.43 (0.39) (0.14) (0.53) 12 .41
2025 11.71 0.39 0.80 1.19 (0.34) (0.05) (0.39) 12.51
2024 10.32 0.38 1.39 1.77 (0.33) (0.05) (0.38) 11.71
2023 10.49 0.26 0.10 0.36 (0.22) (0.31) (0.53) 10.32
2022 12.96 0.31 (2.07) (1.76) (0.29) (0.42) (0.71) 10.49
2021 11.80 0.48 1.27 1.75 (0.50) (0.09) (0.59) 12.96
R-6 shares
2026(b) 12.54 0.34 0.09 0.43 (0.39) (0.14) (0.53) 12.44
2025 11.73 0.38 0.83 1.21 (0.35) (0.05) (0.40) 12.54
2024 10.34 0.37 1.40 1.77 (0.33) (0.05) (0.38) 11.73
2023 10.51 0.28 0.08 0.36 (0.22) (0.31) (0.53) 10.34
2022 12.98 0.32 (2.07) (1.75) (0.30) (0.42) (0.72) 10.51
2021 11.82 0.50 1.26 1.76 (0.51) (0.09) (0.60) 12.98

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.51% (c),(d) $ 476,557 0.18% (e) – % 5.41% (e) 10.8% (e)
10.40 (d) 421,875 0.17 (f) 0.18 (g) 2.69 19.5
17.29 (d) 271,360 0.16 (f) 0.18 (g) 2.89 23.8
3.27 (d) 168,885 0.17 (f) 0.19 (g) 2.07 15.8
(14.50) (d) 96,345 0.23 (f) 0.25 (g) 2.07 18.1
15.07 (d) 55,458 0.23 (f) 0.25 (g) 3.10 20.6
3.58 (c) 9,354 0.05 (e),(h) – 6.22 (e) 10.8 (e)
10.52 12,172 0.05 (h) – 3.30 19.5
17.39 16,141 0.05 (h) – 3.39 23.8
3.48 16,961 0.05 (h) – 2.49 15.8
(14.35) 18,704 0.05 (h) – 2.72 18.1
15.21 22,888 0.05 (h) – 3.85 20.6
3.61 (c) 40,365 0.02 (e),(h) – 5.49 (e) 10.8 (e)
10.62 38,109 0.02 (h) – 3.21 19.5
17.39 36,979 0.02 (h) – 3.23 23.8
3.51 31,245 0.02 (h) – 2.66 15.8
(14.30) 46,216 0.02 (h) – 2.78 18.1
15.21 58,859 0.02 (h) – 3.98 20.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2026(b) $ 12.98 $ 0.33 $ 0.15 $ 0.48 ( $ 0.39) ( $ 0.36) ( $ 0.75) $ 12.71
2025 12.04 0.34 0.98 1.32 (0.34) (0.04) (0.38) 12 .98
2024 10.46 0.34 1.62 1.96 (0.33) (0.05) (0.38) 12.04
2023 10.80 0.22 0.15 0.37 (0.21) (0.50) (0.71) 10.46
2022 13.47 0.28 (2.19) (1.91) (0.30) (0.46) (0.76) 10.80
2021 11.92 0.37 1.76 2.13 (0.47) (0.11) (0.58) 13.47
Institutional shares
2026(b) 13.07 0.37 0.12 0.49 (0.40) (0.36) (0.76) 12.80
2025 12.12 0.38 0.96 1.34 (0.35) (0.04) (0.39) 13.07
2024 10.53 0.36 1.62 1.98 (0.34) (0.05) (0.39) 12.12
2023 10.86 0.26 0.13 0.39 (0.22) (0.50) (0.72) 10.53
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0.45 1.71 2.16 (0.48) (0.11) (0.59) 13.54
R-6 shares
2026(b) 13.07 0.35 0.15 0.50 (0.41) (0.36) (0.77) 12.80
2025 12.12 0.36 0.99 1.35 (0.36) (0.04) (0.40) 13.07
2024 10.53 0.37 1.61 1.98 (0.34) (0.05) (0.39) 12.12
2023 10.86 0.27 0.13 0.40 (0.23) (0.50) (0.73) 10.53
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0.49 1.68 2.17 (0.49) (0.11) (0.60) 13.54

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.86% (c),(d) $ 450,105 0.17% (e) – % 5.30% (e) 11.9% (e)
11.32 (d) 390,600 0.17 (f) 0.17 (g) 2.77 28.1
19.03 (d) 341,998 0.15 (f) 0.17 (g) 2.90 25.4
3.57 (d) 265,194 0.16 (f) 0.18 (g) 2.05 18.1
(15.02) (d) 205,008 0.18 (f) 0.20 (g) 2.38 20 .4
18.31 (d) 184,994 0.19 (f) 0.21 (g) 2.87 16.2
3.95 (c) 28,971 0.05 (e),(h) – 5.84 (e) 11.9 (e)
11.43 33,850 0.05 (h) – 3.09 28.1
19.09 36,532 0.05 (h) – 3.11 25.4
3.77 38,504 0.05 (h) – 2.39 18.1
(14.95) 42,581 0.05 (h) – 2.78 20.4
18.50 58,554 0.05 (h) – 3.44 16.2
3.98 (c) 191,079 0.02 (e),(h) – 5.48 (e) 11.9 (e)
11.47 181,694 0.02 (h) – 2.90 28.1
19.13 161,618 0.02 (h) – 3.17 25.4
3.81 146,660 0.02 (h) – 2.44 18.1
(14.91) 187,400 0.02 (h) – 2.77 20.4
18.54 233,947 0.02 (h) – 3.78 16.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2026(b) $ 14.13 $ 0.36 $ 0.23 $ 0.59 ( $ 0.40) ( $ 0.26) ( $ 0.66) $ 14.06
2025 13.00 0.33 1.22 1.55 (0.35) (0.07) (0.42) 14 .13
2024 11.15 0.33 1.93 2.26 (0.33) (0.08) (0.41) 13.00
2023 11.43 0.21 0.23 0.44 (0.21) (0.51) (0.72) 11.15
2022 14.27 0.29 (2.42) (2.13) (0.32) (0.39) (0.71) 11.43
2021 12.20 0.37 2.25 2.62 (0.46) (0.09) (0.55) 14.27
Institutional shares
2026(b) 14.22 0.40 0.21 0.61 (0.42) (0.26) (0.68) 14.15
2025 13.07 0.39 1.19 1.58 (0.36) (0.07) (0.43) 14.22
2024 11.21 0.39 1.89 2.28 (0.34) (0.08) (0.42) 13.07
2023 11.48 0.25 0.21 0.46 (0.22) (0.51) (0.73) 11.21
2022 14.33 0.34 (2.47) (2.13) (0.33) (0.39) (0.72) 11.48
2021 12.24 0.45 2.20 2.65 (0.47) (0.09) (0.56) 14.33
R-6 shares
2026(b) 14.23 0.37 0.24 0.61 (0.42) (0.26) (0.68) 14.16
2025 13.08 0.36 1.22 1.58 (0.36) (0.07) (0.43) 14.23
2024 11.21 0.36 1.93 2.29 (0.34) (0.08) (0.42) 13.08
2023 11.49 0.25 0.21 0.46 (0.23) (0.51) (0.74) 11.21
2022 14.34 0.35 (2.48) (2.13) (0.33) (0.39) (0.72) 11.49
2021 12.25 0.47 2.19 2.66 (0.48) (0.09) (0.57) 14.34

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.34% (c),(d) $ 932,566 0.16% (e) – % 5.19% (e) 11.5% (e)
12.27 (d) 836,376 0.16 (f) 0.16 (g) 2.52 24.4
20.64 (d) 627,376 0.14 (f) 0.16 (g) 2.61 22.6
4.03 (d) 421,507 0.15 (f) 0.17 (g) 1.81 12.3
(15.71) (d) 272,529 0.18 (f) 0.20 (g) 2.30 13 .6
21.94 (d) 207,361 0.19 (f) 0.21 (g) 2.69 14.2
4.41 (c) 46,114 0.05 (e),(h) – 5.82 (e) 11.5 (e)
12.45 56,365 0.05 (h) – 2.94 24.4
20.70 59,042 0.05 (h) – 3.09 22.6
4.20 61,975 0.05 (h) – 2.13 12.3
(15.63) 64,787 0.05 (h) – 2.70 13.6
22.14 75,042 0.05 (h) – 3.27 14.2
4.45 (c) 252,220 0.02 (e),(h) – 5.33 (e) 11.5 (e)
12.47 236,018 0.02 (h) – 2.71 24.4
20.83 200,740 0.02 (h) – 2.86 22.6
4.15 158,302 0.02 (h) – 2.19 12.3
(15.60) 178,008 0.02 (h) – 2.73 13.6
22.16 206,615 0.02 (h) – 3.42 14.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2026(b) $ 14.77 $ 0.36 $ 0.34 $ 0.70 ( $ 0.39) ( $ 0.26) ( $ 0.65) $ 14.82
2025 13.40 0.30 1.48 1.78 (0.33) (0.08) (0.41) 14 .77
2024 11.23 0.29 2.29 2.58 (0.32) (0.09) (0.41) 13.40
2023 11.63 0.16 0.31 0.47 (0.17) (0.70) (0.87) 11.23
2022 14.78 0.28 (2.67) (2.39) (0.32) (0.44) (0.76) 11.63
2021 12.32 0.37 2.67 3.04 (0.45) (0.13) (0.58) 14.78
Institutional shares
2026(b) 14.90 0.39 0.32 0.71 (0.40) (0.26) (0.66) 14.95
2025 13.51 0.38 1.43 1.81 (0.34) (0.08) (0.42) 14.90
2024 11.31 0.38 2.24 2.62 (0.33) (0.09) (0.42) 13.51
2023 11.71 0.19 0.30 0.49 (0.19) (0.70) (0.89) 11.31
2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71
2021 12.38 0.41 2.66 3.07 (0.46) (0.13) (0.59) 14.86
R-6 shares
2026(b) 14.89 0.38 0.34 0.72 (0.41) (0.26) (0.67) 14.94
2025 13.50 0.34 1.47 1.81 (0.34) (0.08) (0.42) 14.89
2024 11.31 0.35 2.27 2.62 (0.34) (0.09) (0.43) 13.50
2023 11.71 0.20 0.29 0.49 (0.19) (0.70) (0.89) 11.31
2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71
2021 12.37 0.45 2.63 3 .08 (0.46) (0.13) (0.59) 14.86

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.93% (c),(d) $ 1,133,910 0.17% (e) – % 4.92% (e) 8.0% (e)
13.62 (d) 921,591 0.17 (f) 0.17 (g) 2.22 25.4
23.35 (d) 599,229 0.15 (f) 0.16 (g) 2.29 28.9
4.25 (d) 317,418 0.16 (f) 0.18 (g) 1.41 11.5
(17.04) (d) 203,444 0.19 (f) 0.21 (g) 2.17 16 .7
25.23 (d) 177,896 0.20 (f) 0.22 (g) 2.61 14.9
4.98 (c) 68,815 0.05 (e),(h) – 5.39 (e) 8.0 (e)
13.74 76,499 0.05 (h) – 2.74 25.4
23.54 77,524 0.05 (h) – 2.97 28.9
4.35 83,006 0.05 (h) – 1.65 11.5
(16.87) 77,067 0.05 (h) – 2.56 16.7
25.38 92,984 0.05 (h) – 2.93 14.9
5.02 (c) 439,182 0.01 (e),(h) – 5.16 (e) 8.0 (e)
13.80 393,066 0.01 (h) – 2.47 25.4
23.49 305,260 0.02 (h) – 2.74 28.9
4.39 245,018 0.02 (h) – 1.70 11.5
(16.84) 237,340 0.02 (h) – 2.54 16.7
25.52 261,855 0.02 (h) – 3.23 14.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2026(b) $ 15.95 $ 0.37 $ 0.46 $ 0.83 ( $ 0.40) ( $ 0.31) ( $ 0.71) $ 16.07
2025 14.33 0.30 1.77 2.07 (0.34) (0.11) (0.45) 15.95
2024 11.82 0.28 2.65 2.93 (0.31) (0.11) (0.42) 14.33
2023 12.20 0.17 0.41 0.58 (0.17) (0.79) (0.96) 11.82
2022 15.50 0.31 (2.88) (2.57) (0.34) (0.39) (0.73) 12.20
2021 12.56 0.33 3.14 3.47 (0.42) (0.11) (0.53) 15.50
Institutional shares
2026(b) 16.08 0.41 0.43 0.84 (0.41) (0.31) (0.72) 16 .20
2025 14.44 0.37 1.73 2.10 (0.35) (0.11) (0.46) 16.08
2024 11.90 0.36 2.61 2.97 (0.32) (0.11) (0.43) 14.44
2023 12.28 0.19 0.41 0.60 (0.19) (0.79) (0.98) 11.90
2022 15.59 0.34 (2.90) (2.56) (0.36) (0.39) (0.75) 12.28
2021 12.62 0.40 3.12 3.52 (0.44) (0.11) (0.55) 15.59
R-6 shares
2026(b) 16.10 0.38 0.48 0.86 (0.42) (0.31) (0.73) 16.23
2025 14.46 0.34 1.77 2.11 (0.36) (0.11) (0.47) 16.10
2024 11.92 0.33 2.65 2.98 (0.33) (0.11) (0.44) 14.46
2023 12.30 0.20 0.40 0.60 (0.19) (0.79) (0.98) 11.92
2022 15.61 0.35 (2.91) (2.56) (0.36) (0.39) (0.75) 12.30
2021 12.64 0.42 3.10 3 .52 (0.44) (0.11) (0.55) 15.61

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.43% (c),(d) $ 705,408 0.18% (e) – % 4.74% (e) 9.3% (e)
14.89 (d) 563,757 0.17 (f) 0.17 (g) 2.07 28.3
25.26 (d) 382,526 0.17 (f) 0.18 (g) 2.08 21.5
4.99 (d) 226,807 0.17 (f) 0.19 (g) 1.37 13.1
(17.38) (d) 158,186 0.20 (f) 0.22 (g) 2.27 12.6
28.22 (d) 143,236 0.21 (f) 0.24 (g) 2.22 10.6
5.48 (c) 78,404 0.05 (e),(h) – 5.26 (e) 9.3 (e)
15.03 84,443 0.05 (h) – 2.48 28.3
25.44 79,917 0.05 (h) – 2.61 21.5
5.09 77,698 0.05 (h) – 1.55 13.1
(17.25) 71,210 0.05 (h) – 2.50 12.6
28.46 79,002 0.05 (h) – 2.75 10.6
5.57 (c) 375,713 0.02 (e),(h) – 4.88 (e) 9.3 (e)
15.04 309,571 0.02 (h) – 2.33 28.3
25.43 251,756 0.02 (h) – 2.40 21.5
5.12 183,007 0.02 (h) – 1.62 13.1
(17.21) 167,461 0.02 (h) – 2.55 12.6
28.45 180,539 0.02 (h) – 2.84 10.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2026(b) $ 16.87 $ 0.36 $ 0.67 $ 1.03 ( $ 0.38) ( $ 0.35) ( $ 0.73) $ 17.17
2025 14.93 0.27 2.13 2.40 (0.32) (0.14) (0.46) 16.87
2024 12.05 0.25 3.04 3.29 (0.28) (0.13) (0.41) 14.93
2023 12.41 0.15 0.51 0.66 (0.16) (0.86) (1.02) 12.05
2022 15.84 0.30 (2.98) (2.68) (0.35) (0.40) (0.75) 12.41
2021 12.58 0.30 3.48 3.78 (0.38) (0.14) (0.52) 15.84
Institutional shares
2026(b) 17.03 0.39 0.66 1.05 (0.40) (0.35) (0.75) 17 .33
2025 15.06 0.35 2.09 2.44 (0.33) (0.14) (0.47) 17.03
2024 12.14 0.31 3.03 3.34 (0.29) (0.13) (0.42) 15.06
2023 12.50 0.18 0.50 0.68 (0.18) (0.86) (1.04) 12.14
2022 15.93 0.36 (3.02) (2.66) (0.37) (0.40) (0.77) 12.50
2021 12.64 0.36 3.47 3.83 (0.40) (0.14) (0.54) 15.93
R-6 shares
2026(b) 17.06 0.38 0.67 1.05 (0.40) (0.35) (0.75) 17.36
2025 15.08 0.31 2.14 2.45 (0.33) (0.14) (0.47) 17.06
2024 12.16 0.30 3.05 3.35 (0.30) (0.13) (0.43) 15.08
2023 12.52 0.19 0.49 0.68 (0.18) (0.86) (1.04) 12.16
2022 15.96 0.35 (3.02) (2.67) (0.37) (0.40) (0.77) 12.52
2021 12.66 0.38 3.46 3 .84 (0.40) (0.14) (0.54) 15.96

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.32% (c),(d) $ 906,685 0.19% (e) – % 4.30% (e) 9.8% (e)
16.57 (d) 716,575 0.18 (f) 0.18 (g) 1.76 29.8
27.74 (d) 420,423 0.16 (f) 0.18 (g) 1.79 18.7
5.74 (d) 234,630 0.18 (f) 0.20 (g) 1.21 10.8
(17.72) (d) 138,511 0.21 (f) 0.23 (g) 2.18 13.5
30.64 (d) 115,496 0.22 (f) 0.24 (g) 1.98 12.9
6.36 (c) 79,995 0.05 (e),(h) – 4.72 (e) 9.8 (e)
16.72 79,643 0.05 (h) – 2.28 29.8
27.97 75,455 0.05 (h) – 2.21 18.7
5.83 67,043 0.05 (h) – 1.47 10.8
(17.53) 58,528 0.05 (h) – 2.58 13.5
30.90 68,006 0.05 (h) – 2.42 12.9
6.38 (c) 444,907 0.01 (e),(h) – 4.58 (e) 9.8 (e)
16.80 395,084 0.02 (h) – 1.97 29.8
27.95 284,795 0.02 (h) – 2.14 18.7
5.86 210,538 0.02 (h) – 1.52 10.8
(17.54) 187,431 0.02 (h) – 2.50 13.5
30.97 194,948 0.02 (h) – 2.56 12.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2026(b) $ 17.86 $ 0.35 $ 0.84 $ 1.19 ( $ 0.36) ( $ 0.47) ( $ 0.83) $ 18.22
2025 15.63 0.28 2.43 2.71 (0.30) (0.18) (0.48) 17 .86
2024 12.42 0.24 3.38 3.62 (0.26) (0.15) (0.41) 15.63
2023 12.82 0.15 0.59 0.74 (0.16) (0.98) (1.14) 12.42
2022 16.35 0.30 (3.09) (2.79) (0.37) (0.37) (0.74) 12.82
2021 12.71 0.28 3.83 4.11 (0.35) (0.12) (0.47) 16.35
Institutional shares
2026(b) 18.00 0.38 0.83 1.21 (0.38) (0.47) (0.85) 18 .36
2025 15.74 0.34 2.42 2.76 (0.32) (0.18) (0.50) 18.00
2024 12.51 0.30 3.36 3.66 (0.28) (0.15) (0.43) 15.74
2023 12.90 0.18 0.59 0.77 (0.18) (0.98) (1.16) 12.51
2022 16.44 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.90
2021 12.77 0.34 3.82 4.16 (0.37) (0.12) (0.49) 16.44
R-6 shares
2026(b) 18.03 0.37 0.85 1.22 (0.39) (0.47) (0.86) 18.39
2025 15.77 0.30 2.47 2.77 (0.33) (0.18) (0.51) 18.03
2024 12.53 0.28 3.39 3.67 (0.28) (0.15) (0.43) 15.77
2023 12.92 0.18 0.59 0.77 (0.18) (0.98) (1.16) 12.53
2022 16.46 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.92
2021 12.79 0.35 3.81 4 .16 (0.37) (0.12) (0.49) 16.46

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.00% (c),(d) $ 345,376 0.20% (e) – % 4.02% (e) 10.3% (e)
17.88 (d) 293,165 0.19 (f) 0.19 (g) 1.72 35.2
29.59 (d) 212,485 0.18 (f) 0.19 (g) 1.65 20.2
6.18 (d) 125,834 0.21 (f) 0.23 (g) 1.15 10.8
(17.90) (d) 86,099 0.24 (f) 0.26 (g) 2.10 15.9
32.92 (d) 70,004 0.26 (f) 0.28 (g) 1.81 13.5
7.06 (c) 67,003 0.05 (e),(h) – 4.28 (e) 10.3 (e)
18.08 64,961 0.05 (h) – 2.07 35.2
29.69 62,223 0.05 (h) – 2.06 20.2
6.39 56,859 0.05 (h) – 1.38 10.8
(17.75) 49,445 0.05 (h) – 2.52 15.9
33.20 55,809 0.05 (h) – 2.22 13.5
7.08 (c) 333,699 0.02 (e),(h) – 4.19 (e) 10.3 (e)
18.08 283,766 0.02 (h) – 1.83 35.2
29.76 208,027 0.02 (h) – 1.90 20.2
6.42 147,185 0.02 (h) – 1.39 10.8
(17.71) 119,980 0.02 (h) – 2.49 15.9
33.18 122,476 0.02 (h) – 2.30 13.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2026(b) $ 18.58 $ 0.34 $ 1.01 $ 1.35 ( $ 0.35) ( $ 0.51) ( $ 0.86) $ 19.07
2025 16.10 0.26 2.70 2.96 (0.28) (0.20) (0.48) 18.58
2024 12.64 0.22 3.64 3.86 (0.24) (0.16) (0.40) 16.10
2023 12.98 0.14 0.64 0.78 (0.15) (0.97) (1.12) 12.64
2022 16.55 0.29 (3.14) (2.85) (0.36) (0.36) (0.72) 12.98
2021 12.73 0.26 4.02 4.28 (0.32) (0.14) (0.46) 16.55
Institutional shares
2026(b) 18.71 0.37 0.99 1.36 (0.37) (0.51) (0.88) 19.19
2025 16.20 0.30 2.72 3.02 (0.31) (0.20) (0.51) 18.71
2024 12.71 0.27 3.64 3.91 ( 0 .26) (0.16) (0.42) 16.20
2023 13.05 0.17 0.64 0.81 (0.18) (0.97) (1.15) 12.71
2022 16.63 0.36 ( 3 .19) (2.83) (0.39) (0.36) (0.75) 13.05
2021 12.77 0.32 4.02 4.34 (0.34) (0.14) (0.48) 16.63
R-6 shares
2026(b) 18.72 0.36 1.00 1.36 (0.37) (0.51) (0.88) 19.20
2025 16.20 0.27 2.76 3.03 (0.31) (0.20) (0.51) 18.72
2024 12.72 0.26 3.64 3.90 (0.26) (0.16) (0.42) 16.20
2023 13.05 0.17 0.65 0.82 (0.18) (0.97) (1.15) 12.72
2022 16.63 0.35 (3.17) (2.82) (0.40) (0.36) (0.76) 13.05
2021 12.78 0.32 4.01 4.33 (0.34) (0.14) (0.48) 16.63

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.55% (c),(d) $ 282,325 0.21% (e) – % 3.73% (e) 8.8% (e)
18.95 (d) 238,731 0.21 (f) 0.21 (g) 1.53 33.7
31.00 (d) 173,862 0.20 (f) 0.22 (g) 1.44 18.1
6.52 (d) 103,198 0.23 (f) 0.25 (g) 1.05 8.5
(18.01) (d) 70,033 0.26 (f) 0.28 (g) 2.05 16.3
34.17 (d) 57,162 0.28 (f) 0.30 (g) 1.65 12.1
7.58 (c) 72,235 0.05 (e),(h) – 4.02 (e) 8.8 (e)
19.18 68,856 0.05 (h) – 1.79 33.7
31.24 56,693 0.05 (h) – 1.78 18.1
6.68 46,298 0.05 (h) – 1.32 8.5
(17.85) 39,987 0.05 (h) – 2.47 16.3
34.60 43,480 0.05 (h) – 2.04 12.1
7.61 (c) 343,878 0.02 (e),(h) – 3.94 (e) 8.8 (e)
19 .27 299,635 0.02 (h) – 1.63 33.7
31.17 200,935 0.02 (h) – 1.72 18.1
6.80 139,155 0.02 (h) – 1.30 8.5
(17.83) 108,293 0.02 (h) – 2.45 16.3
34.53 105,040 0.02 (h) – 2.08 12.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2026(b) $ 19.17 $ 0.33 $ 1.08 $ 1.41 ( $ 0.34) ( $ 0.49) ( $ 0.83) $ 19.75
2025 16.57 0.24 2.85 3.09 (0.29) (0.20) (0.49) 19.17
2024 13.00 0.20 3.76 3.96 (0.24) (0.15) (0.39) 16.57
2023 13.31 0.12 0.68 0 .80 (0.16) (0.95) (1.11) 13.00
2022 16.92 0.29 (3.22) (2.93) (0.37) (0.31) (0.68) 13.31
2021 12.86 0.21 4.28 4.49 (0.30) (0.13) (0.43) 16.92
Institutional shares
2026(b) 19.35 0.38 1.07 1.45 (0.38) (0.49) (0.87) 19.93
2025 16.71 0.33 2.82 3.15 (0.31) (0.20) (0.51) 19.35
2024 13.10 0.28 3.75 4.03 (0.27) (0.15) (0.42) 16.71
2023 13.40 0.17 0.66 0.83 (0.18) (0.95) (1.13) 13.10
2022 17.01 0.36 (3.26) (2.90) (0.40) (0.31) (0.71) 13.40
2021 12.92 0.28 4.27 4.55 (0.33) (0.13) (0.46) 17.01
R-6 shares
2026(b) 19.39 0.37 1.09 1.46 (0.38) (0.49) (0.87) 19.98
2025 16.75 0.28 2.88 3.16 (0.32) (0.20) (0.52) 19.39
2024 13.13 0.26 3.78 4.04 (0.27) (0.15) (0.42) 16.75
2023 13.43 0.17 0.67 0.84 (0.19) (0.95) (1.14) 13.13
2022 17.04 0.35 (3.25) (2.90) (0.40) (0.31) (0.71) 13.43
2021 12.94 0.30 4.26 4.56 (0.33) (0.13) (0.46) 17.04

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.65% (c),(d) $ 198,840 0.25% (e),(f) – % 3.55% (e) 8.5% (e)
19.19 (d) 162,437 0.26 (g) 0.26 (h) 1.40 33.7
30.91 (d) 106,439 0.26 (g) 0.27 (h) 1.30 16.8
6.44 (d) 55,536 0.30 (g) 0.35 (h) 0.91 7.3
(18.06) (d) 32,146 0.30 (g) 0.39 (h) 1.96 13 .4
35.47 (d) 24,427 0.30 (g) 0.44 (h) 1.30 9.1
7.75 (c) 39,727 0.05 (e),(f) – 3.95 (e) 8.5 (e)
19.46 38,515 0.05 (f) – 1.90 33.7
31.21 37,805 0.05 (f) – 1.81 16.8
6.70 30,824 0.05 (f) – 1.27 7.3
(17.82) 24,173 0.05 (f) – 2.45 13.4
35.76 25,049 0.05 (f) – 1.74 9.1
7.82 (c) 218,757 0.02 (e),(f) – 3.86 (e) 8.5 (e)
19.45 188,760 0.02 (f) – 1.61 33.7
31.25 125,778 0.02 (f) – 1.66 16.8
6.72 80,370 0.02 (f) – 1.24 7.3
(17.77) 55,493 0.02 (f) – 2.39 13.4
35.79 50,453 0.02 (f) – 1.92 9.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2026(b) $ 19.76 $ 0.35 $ 1.10 $ 1.45 ( $ 0.35) ( $ 0.46) ( $ 0.81) $ 20.40
2025 17.08 0.24 2.93 3.17 (0.29) (0.20) (0.49) 19.76
2024 13.39 0.19 3.89 4.08 (0.25) (0.14) (0.39) 17.08
2023 13.56 0.12 0.70 0.82 (0.16) (0.83) (0.99) 13.39
2022 17.18 0.27 (3.26) (2.99) (0.38) (0.25) (0.63) 13.56
2021 12.97 0.19 4.44 4.63 (0.30) (0.12) (0.42) 17.18
Institutional shares
2026(b) 20.04 0.38 1.12 1.50 (0.39) (0.46) (0.85) 20.69
2025 17.30 0.33 2.93 3.26 (0.32) (0.20) (0.52) 20.04
2024 13.55 0.29 3.88 4.17 ( 0 .28) (0.14) (0.42) 17.30
2023 13.71 0.17 0.69 0.86 (0.19) (0.83) (1.02) 13.55
2022 17.33 0.35 ( 3 .31) (2.96) (0.41) (0.25) (0.66) 13.71
2021 13.07 0.24 4.45 4.69 (0.31) (0.12) (0.43) 17.33
R-6 shares
2026(b) 20.11 0.38 1.13 1.51 (0.40) (0.46) (0.86) 20.76
2025 17.36 0.29 2.99 3.28 (0.33) (0.20) (0.53) 20.11
2024 13.59 0.27 3.92 4.19 (0.28) (0.14) (0.42) 17.36
2023 13.74 0.17 0.70 0.87 (0.19) (0.83) (1.02) 13.59
2022 17.37 0.35 (3.32) (2.97) (0.41) (0.25) (0.66) 13.74
2021 13.09 0.28 4.43 4.71 (0.31) (0.12) (0.43) 17.37

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.63% (c),(d) $ 112,888 0.30% (e),(f) – % 3.56% (e) 7.5% (e)
19.09 (d) 93,839 0.30 (g) 0.35 (h) 1.35 33.5
30.91 (d) 58,029 0.30 (g) 0.37 (h) 1.21 17.4
6.47 (d) 27,750 0.30 (g) 0.52 (h) 0.89 7.6
(18.08) (d) 15,523 0.30 (g) 0.58 (h) 1.79 13.8
36.20 (d) 9,593 0.30 (g) 0.82 (h) 1.16 12.9
7.78 (c) 25,644 0.05 (e),(f) – 3.82 (e) 7.5 (e)
19.43 23,393 0.05 (f) – 1.84 33.5
31.22 18,781 0.05 (f) – 1.80 17.4
6.68 14,276 0.05 (f) – 1.23 7.6
(17.80) 10,035 0.05 (f) – 2.35 13.8
36.46 9,423 0.05 (f) – 1.48 12.9
7.78 (c) 123,011 0.02 (e),(f) – 3.84 (e) 7.5 (e)
19 .45 103,388 0.02 (f) – 1.59 33.5
31.29 66,316 0.02 (f) – 1.64 17.4
6.74 39,797 0.02 (f) – 1.20 7.6
(17.81) 24,880 0.02 (f) – 2.30 13.8
36.56 19,773 0.02 (f) – 1.70 12.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2026(b) $ 17.92 $ 0.31 $ 1.02 $ 1.33 ( $ 0.32) ( $ 0.34) $ – ( $ 0.66) $ 18.59
2025 15.47 0.19 2.69 2.88 (0.27) (0.16) – (0.43) 17.92
2024 12.12 0.17 3.52 3.69 (0.23) (0.11) – (0.34) 15.47
2023 12.20 0.12 0.62 0.74 (0.16) (0.66) – (0.82) 12.12
2022 15.22 0.30 (2.98) (2.68) (0.34) – – (0.34) 12.20
2021 11.36 0.17 3.95 4.12 (0.25) – (0.01) (0.26) 15.22
Institutional shares
2026(b) 18.25 0 .34 1.04 1.38 (0.36) (0.34) – (0.70) 18.93
2025 15.74 0.28 2.68 2.96 (0.29) (0.16) – (0.45) 18.25
2024 12.31 0.23 3.56 3.79 (0.25) (0.11) – (0.36) 15.74
2023 12.36 0.14 0.64 0.78 (0.17) (0.66) – (0.83) 12 .31
2022 15.38 0.29 (2.96) (2.67) (0.35) – – (0.35) 12.36
2021 11.45 0.19 4.00 4.19 (0.25) – (0.01) (0.26) 15.38
R-6 shares
2026(b) 18.29 0.34 1.04 1.38 (0.36) (0.34) – (0.70) 18.97
2025 15.76 0.26 2.72 2.98 (0.29) (0.16) – (0.45) 18.29
2024 12.33 0.23 3.56 3.79 (0.25) (0.11) – (0.36) 15.76
2023 12.37 0.13 0.66 0.79 (0.17) (0.66) – (0.83) 12.33
2022 15.39 0.28 (2.95) (2.67) (0.35) – – (0.35) 12.37
2021 11.45 0.27 3.93 4.20 (0.25) – (0.01) (0.26) 15.39

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.66% (c),(d) $ 48,994 0.30% (e),(f) – % 3.47% (e) 9.9% (e)
19.12 (d) 38,114 0.30 (g) 0.53 (h) 1.20 34.6
30.91 (d) 20,034 0.30 (g) 0.62 (h) 1.17 18.7
6.37 (d) 8,800 0.30 (g) 0.87 (h) 0.96 16.3
(18 .04) (d) 5,632 0.30 (g) 0.89 (h) 2.26 28.4
36.67 (d) 5,381 0.30 (g) 1.24 (h) 1.19 31.3
7.77 (c) 5,273 0.05 (e),(f) – 3.74 (e) 9.9 (e)
19.39 4,973 0.05 (f) – 1.71 34.6
31.25 3,547 0.05 (f) – 1.52 18.7
6.67 1,946 0.05 (f) – 1.11 16.3
(17.81) 1,463 0.05 (f) – 2.12 28.4
37.00 1,312 0.05 (f) – 1.29 31.3
7.77 (c) 48,261 0.02 (e),(f) – 3.78 (e) 9.9 (e)
19.49 38,740 0.02 (f) – 1.58 34.6
31.20 23,393 0.02 (f) – 1.56 18.7
6.75 12,636 0.02 (f) – 1.04 16.3
(17.80) 5,956 0.02 (f) – 2.07 28.4
37.09 3,340 0.02 (f) – 1.91 31.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2070 FUND
Class J shares
2026(b) $ 15.20 $ 0.26 $ 0.86 $ 1.12 ( $ 0.28) ( $ 0.17) ( $ 0.45) $ 15.87
2025 13.10 0.13 2.31 2.44 (0.24) (0.10) (0.34) 15 .20
2024 10.15 0.12 3.04 3.16 (0.20) (0.01) (0.21) 13.10
2023(i) 10.00 (0.01) 0.16 0 .15 – – – 10.15
Institutional shares
2026(b) 15.11 0.29 0.84 1.13 (0.28) (0.17) (0.45) 15.79
2025 12.99 0.08 2.38 2.46 (0.24) (0.10) (0.34) 15.11
2024 10.06 0.10 3.04 3.14 (0.20) (0.01) (0.21) 12 .99
2023(i) 10.00 0.01 0.05 0.06 – – – 10.06
R-6 shares
2026(b) 15.12 0.26 0.88 1.14 ( 0 .28) (0.17) (0.45) 15.81
2025 13.00 0.20 2.26 2.46 (0.24) (0.10) (0.34) 15.12
2024 10.07 0.09 3.05 3.14 (0.20) (0.01) (0.21) 13.00
2023(i) 10.00 0.01 0.06 0.07 – – – 10.07

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.62% (c),(d) $ 4,437 0.30% (e),(f) – % 3.43% (e) 14.5% (e)
19.07 (d) 3,513 0.30 (g) 1.49 (h) 0.94 49.5
31.44 (d) 1,164 0.30 (g) 3.97 (h) 0.98 48.0
1.50 (c),(d) 355 0.30 (e),(g) 40.52 (e),(h) (0.14) (e) 130.0 (e)
7.73 (c) 2,857 0.05 (e) ,(f) – 3.86 (e) 14.5 (e)
19.39 2,396 0.05 (f) – 0.61 49.5
31.53 263 0.05 (f) – 0.76 48.0
0.60 (c) 36 0.05 (e),(f) – 0.10 (e) 130.0 (e)
7.79 (c) 10,009 0.02 (e),(f) – 3.47 (e) 14.5 (e)
19.37 6,408 0.02 (f) – 1.47 49.5
31.50 2,667 0.02 (f) – 0.74 48.0
0.70 (c) 282 0.02 (e),(f) – 0.16 (e) 130.0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Period from March 1, 2023, date operations commenced, through October 31, 2023.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2026(b) $ 11.28 $ 0.30 $ 0.09 $ 0.39 ( $ 0.36) ( $ 0.13) ( $ 0.49) $ 11.18
2025 10.54 0.31 0.74 1.05 (0.30) (0.01) (0.31) 11 .28
2024 9.33 0.29 1.27 1.56 (0.31) (0.04) (0.35) 10.54
2023 9.49 0.20 0.10 0.30 (0.19) (0.27) (0.46) 9.33
2022 11.69 0.23 (1.83) (1.60) (0.25) (0.35) (0.60) 9.49
2021 11.18 0.39 0.66 1.05 (0.50) (0.04) (0.54) 11.69
Institutional shares
2026(b) 11.35 0.31 0.09 0.40 (0.37) (0.13) (0.50) 11.25
2025 10.60 0.37 0.70 1.07 (0.31) (0.01) (0.32) 11.35
2024 9.38 0.35 1.22 1.57 (0.31) (0.04) (0.35) 10.60
2023 9.54 0.25 0.07 0.32 (0.21) (0.27) (0.48) 9.38
2022 11.74 0.29 (1.86) (1.57) (0.28) (0.35) (0.63) 9.54
2021 11.23 0.43 0.63 1.06 (0.51) (0.04) (0.55) 11.74
R-6 shares
2026(b) 11.38 0.30 0.09 0.39 (0.37) (0.13) (0.50) 11.27
2025 10.62 0.32 0.77 1.09 (0.32) (0.01) (0.33) 11.38
2024 9.40 0.33 1.25 1.58 (0.32) (0.04) (0.36) 10.62
2023 9.56 0.26 0.06 0.32 (0.21) (0.27) (0.48) 9 .40
2022 11.76 0.27 (1.84) (1.57) (0.28) (0.35) (0.63) 9.56
2021 11.24 0.52 0.56 1.08 (0.52) (0.04) (0.56) 11.76

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.51% (c),(d) $ 146,454 0.19% (e) – % 5.48% (e) 14.1% (e)
10.33 (d) 133,941 0.19 (f) 0.19 (g) 2.89 27.3
16.97 (d) 111,227 0.19 (f) 0.21 (g) 2.84 24.1
3.27 (d) 69,130 0.17 (f) 0.19 (g) 2.10 20.7
(14.39) (d) 42,296 0.26 (f) 0.28 (g) 2.23 31.5
9.56 (d) 33,456 0.28 (f) 0.30 (g) 3.38 20.6
3.63 (c) 7,630 0.05 (e),(h) – 5.63 (e) 14.1 (e)
10.50 7,746 0.05 (h) – 3.50 27.3
17.08 8,420 0.05 (h) – 3.44 24.1
3.42 10,053 0.05 (h) – 2.54 20.7
(14.17) 11,474 0.05 (h) – 2.76 31.5
9.69 17,255 0.05 (h) – 3.74 20.6
3.55 (c) 51,600 0.02 (e),(h) – 5.49 (e) 14.1 (e)
10.61 46,188 0.02 (h) – 2.96 27.3
17.07 40,075 0.02 (h) – 3.18 24.1
3.45 25,367 0.02 (h) – 2.65 20.7
(14.13) 33,623 0.02 (h) – 2.61 31.5
9.78 34,760 0.02 (h) – 4.48 20.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2026(b) $ 12.28 $ 0.23 $ 0.13 $ 0.36 ( $ 0.37) ( $ 0.26) ( $ 0.63) $ 12.01
2025 11.73 0.32 0.71 1.03 (0.32) (0.16) (0.48) 12.28
2024 10.31 0.32 1.35 1.67 (0.25) – (0.25) 11.73
2023 10.46 0.26 0.08 0.34 (0.24) (0.25) (0.49) 10.31
2022 13.24 0.31 (2.18) (1.87) (0.31) (0.60) (0.91) 10.46
2021 12.51 0.22 0.95 1.17 (0.22) (0.22) (0.44) 13.24
Class J shares
2026(b) 12.06 0.24 0.12 0.36 (0.39) (0.26) (0.65) 11.77
2025 11.53 0.34 0.70 1.04 (0.35) (0.16) (0.51) 12.06
2024 10.14 0.33 1.33 1.66 (0.27) – (0.27) 11 .53
2023 10.29 0.26 0.10 0.36 (0.26) (0.25) (0.51) 10.14
2022 13.04 0.32 (2.15) ( 1 .83) (0.32) (0.60) (0.92) 10.29
2021 12.33 0.23 0.94 1.17 (0.24) (0.22) (0.46) 13.04
Institutional shares
2026(b) 12.17 0.25 0.11 0.36 (0.41) (0.26) (0.67) 11.86
2025 11.62 0.37 0.70 1.07 (0.36) (0.16) (0.52) 12.17
2024 10.21 0.35 1.34 1.69 (0.28) – (0.28) 11.62
2023 10.37 0.30 0.08 0.38 (0.29) ( 0 .25) (0.54) 10.21
2022 13.13 0.36 (2.17) (1.81) (0.35) (0.60) (0.95) 10.37
2021 12.41 0.26 0.94 1 .20 (0.26) (0.22) (0.48) 13.13
R-3 shares
2026(b) 12.00 0.22 0.11 0.33 (0.34) (0.26) (0.60) 11.73
2025 11.48 0.29 0.70 0.99 (0.31) (0.16) (0.47) 12.00
2024 10.10 0.29 1.32 1.61 (0.23) – (0.23) 11.48
2023 10.25 0.23 0.09 0.32 (0.22) (0.25) (0.47) 10.10
2022 12.99 0.29 (2.16) (1.87) (0.27) (0.60) (0.87) 10.25
2021 12.27 0.19 0.94 1.13 (0.19) (0.22) (0.41) 12.99
R-5 shares
2026(b) 12.15 0.24 0.11 0.35 (0.38) (0.26) ( 0 .64) 11.86
2025 11.61 0.34 0.70 1.04 (0.34) (0.16) (0.50) 12.15
2024 10.20 0.33 1.34 1.67 (0.26) – (0.26) 11.61
2023 10.36 0.27 0.08 0.35 (0.26) (0.25) (0.51) 10.20
2022 13.12 0.33 (2.18) (1.85) (0.31) (0.60) (0.91) 10.36
2021 12.39 0.24 0.94 1.18 (0.23) (0.22) (0.45) 13.12

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.02% (c),(d) $ 35,606 0.38% (e),(f) – % 3.88% (e) 21.7% (e)
9.19 (d) 37,164 0.38 (f) – 2.77 24.4
16.36 (d) 37,093 0.37 (f) – 2.80 26.7
3.28 (d) 35,755 0.38 (f) – 2.43 11.8
(15.14) (d) 16,425 0.38 (f) – 2.72 33.6
9.45 (d) 19,902 0.38 (f) – 1.66 35.0
3.12 (c),(d) 236,332 0.19 (e) – 4.07 (e) 21.7 (e)
9.41 (d) 239,340 0.18 (g) 0.18 (h) 2.96 24.4
16.54 (d) 237,493 0.16 (g) 0.18 (h) 2.98 26.7
3.53 (d) 213,892 0.19 (g) 0.21 (h) 2.51 11.8
(15.02) (d) 58,048 0.23 (g) 0.25 (h) 2.87 33.6
9.61 (d) 71,811 0.22 (g) 0.24 (h) 1.84 35.0
3.10 (c) 355,097 0.00 (e),(f) – 4.30 (e) 21.7 (e)
9.69 403,206 0.00 (f) – 3.18 24.4
16.76 468,789 0.00 (f) – 3.16 26.7
3.64 464,413 0.02 – 2.82 11.8
(14.82) 237,065 0.02 – 3.12 33.6
9.83 337,718 0.02 – 2.04 35.0
2.88 (c) 17,476 0.58 (e) – 3.82 (e) 21.7 (e)
8.98 20,320 0.58 – 2.57 24.4
16.12 17,650 0.58 – 2 .60 26.7
3.11 19,003 0.58 – 2.20 11.8
(15.36) 7,731 0.58 – 2.56 33.6
9.31 10,552 0.58 – 1.51 35.0
3.03 (c) 22,273 0.27 (e) – 4.08 (e) 21.7 (e)
9.38 24,751 0.27 – 2.92 24.4
16.54 18,000 0.27 – 2.94 26.7
3.35 20,170 0.27 – 2.58 11.8
(15.07) 10,147 0.27 – 2.90 33.6
9.64 13,279 0.27 – 1.84 35.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
Class A shares
2026(b) $ 28.06 $ 0.26 $ 2.99 $ 3.25 ( $ 0.29) $ – $ – ( $ 0.29) $ 31.02
2025 29.94 0.53 (1.32) (0.79) (0.64) (0.45) – (1.09) 28.06
2024 23.39 0.54 6.63 7.17 (0.54) (0.08) – (0.62) 29.94
2023 25.62 0.53 (1.88) (1.35) (0.54) (0.26) (0.08) (0.88) 23.39
2022 33.58 0.32 (6.82) (6.50) (0.35) (1.11) – (1.46) 25.62
2021 23.53 0.26 10.41 10.67 (0.30) (0.32) – (0.62) 33.58
Class C shares
2026(b) 27.47 0.11 2.92 3.03 (0.13) – – (0.13) 30.37
2025 29.32 0.27 (1.29) (1.02) (0.38) (0.45) – (0.83) 27.47
2024 22.91 0.30 6.50 6.80 (0.31) (0.08) – (0.39) 29.32
2023 25.11 0.30 (1.85) (1.55) (0.33) (0.26) (0.06) (0.65) 22.91
2022 32.93 0.08 (6.68) (6.60) (0.11) (1.11) – (1.22) 25.11
2021 23.08 0.05 10.20 10.25 (0.08) (0.32) – (0.40) 32.93
Class J shares
2026(b) 26.99 0.26 2.87 3.13 (0.30) – – (0.30) 29.82
2025 28.84 0.54 (1.27) (0.73) (0.67) (0.45) – (1.12) 26.99
2024 22.55 0.56 6.39 6.95 (0.58) (0.08) – (0.66) 28.84
2023 24.75 0.54 (1.83) (1.29) (0.56) (0.26) (0.09) (0.91) 22.55
2022 32.49 0.35 (6.59) (6.24) (0.39) (1.11) – (1.50) 24.75
2021 22.79 0.28 10.08 10.36 (0.34) (0.32) – (0.66) 32.49
Institutional shares
2026(b) 28.08 0.30 2.99 3.29 (0.33) – – (0.33) 31.04
2025 29.96 0.62 (1.32) (0.70) (0.73) (0.45) – (1.18) 28.08
2024 23.40 0.63 6.64 7.27 (0.63) (0.08) – (0.71) 29.96
2023 25.65 0.63 (1.90) (1.27) (0.62) (0.26) (0.10) (0.98) 23.40
2022 33.61 0.42 (6.82) (6.40) (0.45) (1.11) – (1.56) 25 .65
2021 23.55 0.32 10.46 10.78 (0.40) (0.32) – (0.72) 33.61
R-3 shares
2026(b) 27.17 0.22 2 .88 3.10 (0.26) – – (0.26) 30.01
2025 29.02 0.46 (1.27) (0.81) (0.59) (0.45) – (1.04) 27.17
2024 22.69 0.48 6.43 6.91 (0.50) (0.08) – (0.58) 29.02
2023 24.89 0.48 (1.83) (1.35) (0.51) (0.26) (0.08) (0.85) 22.69
2022 32.66 0.26 (6.62) (6.36) (0.30) (1.11) – (1.41) 24.89
2021 22.91 0.17 10.17 10.34 (0.27) (0.32) – (0.59) 32.66
R-5 shares
2026(b) 26.84 0.27 2.85 3.12 (0.31) – – (0.31) 29.65
2025 28.69 0.55 (1.27) (0.72) (0.68) (0.45) – (1.13) 26.84
2024 22.44 0.56 6.35 6.91 (0.58) (0.08) – (0.66) 28.69
2023 24.63 0.55 (1.81) (1.26) (0.58) (0.26) (0.09) (0.93) 22.44
2022 32.34 0.35 (6.56) (6.21) (0.39) (1.11) – (1.50) 24.63
2021 22.68 0.29 10.04 10.33 (0.35) (0.32) – (0.67) 32.34
R-6 shares
2026(b) 28.07 0.31 2.98 3.29 (0.34) – – (0.34) 31.02
2025 29.94 0.64 (1.31) (0.67) (0.75) (0.45) – (1.20) 28.07
2024 23.39 0.65 6.63 7.28 (0.65) (0.08) – (0.73) 29.94
2023 25.64 0.64 (1.89) (1.25) (0.64) (0.26) (0.10) (1.00) 23.39
2022 33.60 0.45 (6.83) (6.38) (0.47) (1.11) – (1.58) 25.64
2021 23.55 0.40 10.39 10.79 (0.42) (0.32) – (0.74) 33.60

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.66% (c),(d) $ 182,693 1.19% (e) – % 1.80% (e) 25.5% (e)
(2.61) (d) 177,425 1.19 – 1.85 18.5
30.84 (d) 203,180 1.19 – 1.98 31.2
(5.50) (d) 182,522 1.22 – 2.06 16.1
(20.14) (d) 283,213 1.20 – 1.05 18.7
45.87 (d) 348,715 1.21 – 0.88 31.0
11.08 (c),(d) 10,267 2.19 (e) – 0.79 (e) 25.5 (e)
(3.45) (d) 11,469 2.07 – 0.96 18.5
29.76 (d) 16,854 2.05 – 1.14 31.2
(6.34) (d) 18,401 2.10 – 1.19 16.1
(20.76) (d) 27,677 1.99 – 0.25 18.7
44.73 (d),(f) 40,295 1.99 – 0.16 31.0
11.71 (c),(d) 125,540 1.09 (e) – 1.89 (e) 25.5 (e)
(2.49) (d) 120,178 1.09 (g) 1.09 (h) 1.95 18.5
31 .00 (d) 138,374 1.06 (g) 1.08 (h) 2.10 31.2
(5.44) (d) 119,508 1.13 (g) 1.15 (h) 2.15 16.1
(20.04) (d),(f) 139,555 1.07 (g) 1.09 (h) 1.18 18.7
46.09 (d),(f) 185,393 1 .08 (g) 1.10 (h) 1.00 31.0
11.84 (c) 3,711,951 0.86 (e),(i) – 2.13 (e) 25.5 (e)
(2.29) 3,571,229 0.86 (i) – 2.18 18.5
31.30 3,810,831 0.86 (i) – 2.30 31.2
(5.19) 2,867,558 0.86 (i) – 2.42 16.1
(19.85) 3,291,840 0.86 (i) – 1.39 18.7
46.34 3,930,727 0.89 (i) – 1.06 31.0
11.51 (c) 27,974 1.37 (e) – 1.62 (e) 25.5 (e)
(2.76) 27,109 1.37 – 1 .67 18.5
30.61 29,609 1.37 – 1.80 31.2
(5.65) 26,311 1.37 – 1.92 16.1
(20.26) 33,778 1.37 – 0.88 18.7
45.63 46,314 1.37 – 0.59 31.0
11.72 (c) 57,161 1.06 (e) – 1.99 (e) 25.5 (e)
(2.47) 71,628 1.06 – 1.99 18.5
31.00 76,319 1 .06 – 2.14 31.2
(5.35) 75,824 1.06 – 2.22 16.1
(20.01) 87,270 1.06 – 1.19 18.7
46.10 114,006 1.06 – 1.04 31.0
11.83 (c) 2,621,189 0.81 (e) – 2.19 (e) 25.5 (e)
(2.21) 2,206,181 0.81 – 2.23 18.5
31.33 2,327,404 0.81 – 2.36 31.2
(5.14) 1,849,047 0.81 – 2.47 16.1
(19.79) 1,854,169 0.80 – 1.46 18.7
46.43 2,045,827 0.80 (i) – 1.38 31.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2026(b) $ 17.98 $ 0.26 $ 0.72 $ 0.98 ( $ 0.25) ( $ 1.44) ( $ 1.69) $ 17.27
2025 16.96 0.31 1.81 2.12 (0.30) (0.80) (1.10) 17.98
2024 13.81 0.29 3.13 3.42 (0.27) – (0.27) 16.96
2023 14.16 0.24 0.51 0.75 (0.23) (0.87) ( 1 .10) 13.81
2022 18.95 0.32 (3.38) (3.06) (0.30) (1.43) (1.73) 14.16
2021 15.64 0.20 3.58 3 .78 (0.19) (0.28) (0.47) 18.95
Class C shares
2026(b) 17.47 0.19 0.69 0.88 (0.18) (1.44) (1.62) 16.73
2025 16.51 0.18 1.76 1.94 (0.18) (0.80) (0.98) 17.47
2024 13.44 0.17 3.05 3.22 (0.15) – (0.15) 16.51
2023 13.81 0.13 0.48 0.61 (0.11) (0.87) (0.98) 13.44
2022 18.53 0.20 (3.30) (3.10) (0.19) (1.43) (1.62) 13.81
2021 15.36 0.06 3.51 3.57 (0.12) (0.28) (0.40) 18.53
Class J shares
2026(b) 17.05 0.26 0.67 0.93 (0.26) (1.44) (1.70) 16.28
2025 16.14 0.32 1.72 2.04 (0.33) (0.80) (1.13) 17.05
2024 13.15 0.30 2.99 3.29 (0.30) – (0.30) 16.14
2023 13.54 0.25 0.48 0.73 (0.25) (0.87) (1.12) 13.15
2022 18.20 0.32 (3.22) (2.90) (0.33) (1.43) (1.76) 13.54
2021 15.05 0.22 3.43 3.65 (0.22) (0.28) (0.50) 18.20
Institutional shares
2026(b) 17.54 0.28 0.69 0.97 (0.27) (1.44) (1.71) 16.80
2025 16.57 0.35 1.77 2.12 (0.35) (0.80) (1.15) 17.54
2024 13.49 0.33 3.07 3.40 (0.32) – (0.32) 16.57
2023 13.86 0.27 0.50 0.77 (0.27) (0.87) (1.14) 13.49
2022 18.60 0.37 (3.32) (2.95) (0.36) (1.43) (1.79) 13.86
2021 15.36 0.25 3.52 3.77 (0.25) (0.28) (0.53) 18.60
R-3 shares
2026(b) 17.43 0.24 0.69 0.93 (0.23) (1.44) (1.67) 16.69
2025 16.48 0.27 1.74 2.01 (0.26) (0.80) (1.06) 17.43
2024 13.42 0.24 3.06 3.30 (0.24) – (0.24) 16.48
2023 13.80 0.19 0.49 0.68 (0.19) (0.87) (1.06) 13.42
2022 18.51 0.29 (3.30) (3.01) (0.27) (1.43) (1.70) 13.80
2021 15.31 0.15 3.50 3.65 (0.17) (0.28) (0.45) 18.51
R-5 shares
2026(b) 17.50 0.26 0.69 0.95 (0.25) (1.44) (1.69) 16.76
2025 16.54 0.32 1.76 2.08 (0.32) (0.80) (1.12) 17 .50
2024 13.47 0.30 3.05 3.35 (0.28) – (0.28) 16.54
2023 13.84 0.24 0.50 0.74 (0.24) (0.87) ( 1 .11) 13.47
2022 18.56 0.32 (3.29) (2.97) (0.32) (1.43) (1.75) 13.84
2021 15.33 0.20 3.52 3.72 (0.21) (0.28) (0.49) 18.56

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.94% (c),(d) $ 2,203,480 0.59% (e) – % 3.08% (e) 32.4% (e)
13.30 (d) 2,202,184 0.59 – 1.85 44.7
24.93 (d) 2,156,725 0.59 – 1.79 17.3
5.44 (d) 1,897,327 0.62 – 1.66 26.1
(17.52) (d) 1,965,970 0.60 – 1.98 50.4
24.55 (d) 2,523,065 0.59 – 1.11 31.3
5.53 (c),(d) 94,705 1.36 (e) – 2 .34 (e) 32.4 (e)
12.44 (d) 102,794 1.36 – 1.13 44.7
24.04 (d) 115,518 1.37 – 1.07 17.3
4.59 (d) 130,921 1.40 – 0.93 26.1
(18.16) (d) 174,776 1.38 – 1.26 50.4
23.57 (d) 281,665 1.37 – 0.37 31.3
5.99 (c),(d) 1,751,949 0.44 (e) – 3.23 (e) 32.4 (e)
13.49 (d) 1,712,349 0.44 (f) 0.45 (g) 1.99 44.7
25.20 (d) 1,594,700 0.42 (f) 0.44 (g) 1.93 17.3
5.59 (d) 1,263,792 0.44 (f) 0.46 (g) 1.82 26.1
(17.39) (d) 1,158,071 0.45 (f) 0.47 (g) 2.11 50.4
24.65 (d) 1,336,353 0.44 (f) 0.47 (g) 1.25 31.3
6.08 (c) 736,343 0.29 (e) – 3.37 (e) 32.4 (e)
13.66 717,428 0.29 – 2.15 44.7
25.38 688,003 0.29 – 2.08 17.3
5.75 642,053 0.30 – 1.96 26.1
(17.32) 649,784 0.29 – 2.34 50.4
24.93 896,603 0.28 – 1.42 31.3
5.81 (c) 23,213 0.85 (e) – 2.94 (e) 32.4 (e)
12.99 24,411 0.85 – 1.65 44.7
24.70 23,739 0.85 – 1.51 17.3
5.12 19,264 0.85 – 1.40 26.1
(17.71) 18,236 0.85 – 1.83 50.4
24.17 27,419 0.84 – 0.84 31.3
5.96 (c) 36,254 0.54 (e) – 3.14 (e) 32.4 (e)
13.37 34,970 0.54 – 1.94 44.7
25.04 25,389 0.54 – 1.92 17.3
5.51 29,840 0.54 – 1.74 26.1
(17.45) 29,709 0.54 – 2.05 50.4
24.60 37,892 0.53 – 1.15 31.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2026(b) $ 13.42 $ 0.23 $ 0.30 $ 0.53 ( $ 0.22) ( $ 0.68) ( $ 0.90) $ 13.05
2025 12.56 0.31 0.99 1.30 (0.30) (0.14) (0.44) 13 .42
2024 10.73 0.29 1.82 2.11 (0.28) – (0.28) 12.56
2023 10.85 0.23 0.14 0.37 (0.22) (0.27) (0.49) 10.73
2022 13.95 0.26 (2.41) (2.15) (0.25) (0.70) (0.95) 10.85
2021 12.17 0.19 1.92 2.11 (0.19) (0.14) (0.33) 13.95
Class C shares
2026(b) 13.25 0.17 0.29 0.46 (0.16) (0.68) (0.84) 12.87
2025 12.40 0.21 0.98 1.19 (0.20) (0.14) (0.34) 13.25
2024 10.59 0.21 1.79 2.00 (0.19) – (0.19) 12.40
2023 10.71 0.15 0.13 0.28 (0.13) (0.27) (0.40) 10.59
2022 13.78 0.16 (2.38) (2.22) (0.15) (0.70) (0.85) 10.71
2021 12.03 0.09 1.90 1.99 (0.10) (0.14) (0.24) 13.78
Class J shares
2026(b) 13.17 0.23 0.30 0.53 (0.23) (0.68) (0.91) 12.79
2025 12.34 0.32 0.97 1.29 (0.32) (0.14) (0.46) 13.17
2024 10.54 0.30 1.81 2.11 (0.31) – (0.31) 12.34
2023 10.67 0.24 0.14 0.38 (0.24) (0.27) (0.51) 10.54
2022 13.74 0.27 (2.37) (2.10) (0.27) (0.70) (0.97) 10.67
2021 11.99 0.21 1.89 2.10 (0.21) (0.14) (0.35) 13.74
Institutional shares
2026(b) 13.23 0.24 0.31 0.55 (0.24) (0.68) (0.92) 12.86
2025 12.39 0.34 0.98 1.32 (0.34) (0.14) (0.48) 13.23
2024 10.59 0.32 1.80 2.12 (0.32) – (0.32) 12.39
2023 10.71 0.26 0.15 0.41 (0.26) (0.27) (0.53) 10.59
2022 13.79 0.29 (2.38) (2.09) (0.29) (0.70) (0.99) 10.71
2021 12.03 0.23 1.90 2.13 (0.23) (0.14) (0.37) 13.79
R-3 shares
2026(b) 13.20 0.21 0.29 0.50 (0.20) (0.68) (0.88) 12.82
2025 12.36 0.28 0.97 1.25 (0.27) (0.14) (0.41) 13.20
2024 10.57 0.25 1 .80 2.05 (0.26) – (0.26) 12.36
2023 10.69 0.19 0.16 0.35 (0.20) (0.27) (0.47) 10.57
2022 13.76 0 .23 (2.38) (2.15) (0.22) (0.70) (0.92) 10.69
2021 12.01 0.16 1.89 2.05 (0.16) (0.14) (0.30) 13.76
R-5 shares
2026(b) 13.22 0.23 0.29 0.52 (0.22) (0.68) (0.90) 12.84
2025 12.38 0.31 0.98 1.29 (0.31) (0.14) (0.45) 13.22
2024 10.58 0.30 1.79 2.09 (0.29) – (0.29) 12.38
2023 10.71 0.23 0.14 0.37 (0.23) (0.27) (0.50) 10 .58
2022 13.78 0.25 (2.36) (2.11) (0.26) (0.70) (0.96) 10.71
2021 12.02 0.19 1.91 2.10 (0.20) (0.14) (0.34) 13.78

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.18% (c),(d) $ 516,157 0.59% (e) – % 3.53% (e) 25.4% (e)
10.72 (d) 522,349 0.59 – 2.43 32.3
19.85 (d) 525,205 0.60 – 2.43 19.9
3.42 (d) 492,836 0.62 – 2.06 25.5
(16.39) (d) 521,254 0.61 – 2.11 55.3
17.49 (d) 650,919 0.60 – 1.41 29.9
3.70 (c),(d) 27,351 1.41 (e) – 2 .71 (e) 25.4 (e)
9.87 (d) 30,894 1.39 – 1.69 32.3
18.94 (d) 38,812 1.38 – 1.75 19.9
2.58 (d) 47,961 1.42 – 1.33 25.5
(17.06) (d) 70,882 1.38 – 1.37 55.3
16.66 (d) 114,412 1.37 – 0.66 29.9
4.26 (c),(d) 1,060,366 0.44 (e) – 3.68 (e) 25.4 (e)
10.85 (d) 1,074,776 0.44 (f) 0.44 (g) 2 .58 32.3
20.13 (d) 1,040,737 0.43 (f) 0.44 (g) 2.57 19.9
3.57 (d) 852,351 0.44 (f) 0.46 (g) 2.22 25.5
(16.28) (d) 776,202 0.45 (f) 0.47 (g) 2.25 55.3
17.69 (d) 869,500 0.44 (f) 0.47 (g) 1.56 29.9
4.39 (c) 217,544 0.30 (e) – 3.82 (e) 25.4 (e)
11.03 213,226 0.30 – 2.71 32.3
20.17 212,509 0 .30 – 2.71 19.9
3.79 186,288 0.31 – 2.37 25.5
(16 .17) 206,697 0.30 – 2.43 55.3
17.89 268,505 0.29 – 1.71 29.9
4.03 (c) 10,569 0.85 (e) – 3.32 (e) 25.4 (e)
10.46 12,775 0.85 – 2.23 32.3
19.49 11,594 0.85 – 2.11 19.9
3.23 8,792 0.86 – 1.77 25.5
(16.60) 8,497 0.85 – 1.89 55.3
17.18 11,129 0.84 – 1.18 29.9
4.19 (c) 30,090 0.54 (e) – 3.59 (e) 25.4 (e)
10.80 28,303 0.54 – 2.50 32.3
19.91 18,165 0.54 – 2.51 19.9
3.45 19,409 0.55 – 2.11 25.5
(16.31) 19,091 0.54 – 2.11 55.3
17.61 20,710 0.53 – 1.46 29.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2026(b) $ 21.76 $ 0.28 $ 1.12 $ 1.40 ( $ 0.30) ( $ 2.30) ( $ 2.60) $ 20.56
2025 20.30 0.26 2.59 2.85 (0.26) (1.13) (1.39) 21 .76
2024 15.91 0.24 4.37 4.61 (0.22) – (0.22) 20.30
2023 16.64 0.19 0.87 1.06 (0.17) ( 1 .62) (1.79) 15.91
2022 22.20 0.33 (4.18) (3.85) (0.26) (1.45) (1.71) 16.64
2021 17.41 0.17 5.27 5.44 (0.24) (0.41) (0.65) 22.20
Class C shares
2026(b) 19.29 0.18 0.98 1.16 (0.17) (2.30) (2.47) 17.98
2025 18.14 0.11 2.28 2.39 (0.11) (1.13) (1.24) 19.29
2024 14.22 0.09 3.90 3.99 (0.07) – (0.07) 18.14
2023 15.03 0.06 0.79 0.85 (0.04) (1.62) (1.66) 14.22
2022 20.21 0.18 (3.82) (3.64) (0.09) (1.45) ( 1 .54) 15.03
2021 15.91 0.01 4.81 4.82 (0.11) (0.41) (0.52) 20.21
Class J shares
2026(b) 20.52 0.27 1.05 1.32 (0.33) (2.30) (2.63) 19.21
2025 19.23 0.27 2.44 2.71 (0.29) (1.13) (1.42) 20.52
2024 15.09 0.25 4.14 4.39 (0.25) – (0.25) 19.23
2023 15.87 0.20 0.84 1.04 (0.20) (1.62) (1.82) 15.09
2022 21.26 0.34 (3.99) (3.65) (0.29) (1.45) (1.74) 15.87
2021 16.70 0.19 5.05 5.24 (0.27) (0.41) (0.68) 21.26
Institutional shares
2026(b) 21.02 0.29 1.08 1.37 (0.36) (2.30) (2.66) 19.73
2025 19.66 0.31 2.49 2.80 (0.31) (1.13) (1.44) 21.02
2024 15.42 0.28 4.23 4.51 (0.27) – (0.27) 19.66
2023 16.18 0.23 0.85 1.08 (0.22) (1.62) (1.84) 15.42
2022 21.64 0.38 (4.07) (3.69) (0.32) (1.45) (1.77) 16.18
2021 16.98 0.23 5.14 5.37 (0.30) (0.41) (0.71) 21.64
R-3 shares
2026(b) 20.46 0.24 1.04 1.28 (0.26) (2.30) (2.56) 19.18
2025 19.19 0.20 2.43 2.63 (0.23) (1.13) (1.36) 20.46
2024 15.06 0.18 4.13 4.31 (0.18) – (0.18) 19.19
2023 15.82 0.15 0.83 0.98 (0.12) (1.62) (1.74) 15.06
2022 21 .20 0.28 (4.01) (3.73) (0.20) (1.45) (1.65) 15.82
2021 16.65 0.11 5.05 5.16 (0.20) (0.41) (0.61) 21.20
R-5 shares
2026(b) 20.78 0.27 1.06 1.33 (0.31) (2.30) (2.61) 19.50
2025 19.45 0.27 2.46 2.73 (0.27) (1.13) (1.40) 20 .78
2024 15.26 0.24 4.18 4.42 (0.23) – (0.23) 19.45
2023 16.03 0.19 0.84 1.03 (0.18) (1.62) ( 1 .80) 15.26
2022 21.46 0.34 (4.04) (3.70) (0.28) (1.45) (1.73) 16.03
2021 16.85 0.17 5.10 5.27 (0.25) (0.41) (0.66) 21.46

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.30% (c),(d) $ 1,813,234 0.59% (e) – % 2.75% (e) 35.2% (e)
15.00 (d) 1,803,526 0.59 – 1.31 41.9
29.15 (d) 1,739,501 0.59 – 1.26 18.3
6.95 (d) 1,484,518 0.62 – 1.16 25.6
(18.70) (d) 1,508,702 0.60 – 1.76 52.4
31.84 (d) 1,979,014 0.59 – 0.81 34.3
6.85 (c),(d) 67,846 1.37 (e) – 2.01 (e) 35.2 (e)
14.11 (d) 74,549 1.36 – 0.59 41.9
28.12 (d) 86,958 1.37 – 0.53 18.3
6.19 (d) 92,295 1.42 – 0.40 25.6
(19.39) (d) 121,737 1.37 – 1.05 52.4
30.82 (d) 190,605 1.38 – 0.07 34.3
7.37 (c),(d) 1,057,273 0.45 (e) – 2.88 (e) 35.2 (e)
15.17 (d) 1,009,226 0.45 (f) 0 .45 (g) 1.43 41.9
29.32 (d) 889,283 0.43 (f) 0.44 (g) 1.40 18.3
7 .19 (d) 690,996 0.45 (f) 0.47 (g) 1.32 25.6
(18.59) (d) 636,126 0.45 (f) 0.47 (g) 1.90 52.4
32.04 (d) 778,913 0.45 (f) 0.47 (g) 0.95 34.3
7.42 (c) 495,476 0.30 (e) – 3.02 (e) 35.2 (e)
15.33 468,388 0.30 – 1.60 41.9
29.50 455,578 0.30 – 1.55 18.3
7.35 397,434 0.30 – 1.47 25.6
(18.48) 395,979 0.29 – 2.08 52.4
32.27 539,619 0.29 – 1.12 34.3
7.15 (c) 10,686 0.85 (e) – 2.57 (e) 35.2 (e)
14.69 11,586 0.85 – 1.06 41.9
28.76 9,881 0.85 – 1.02 18.3
6.80 7,737 0.85 – 0.98 25.6
(18.95) 10,909 0.85 – 1.58 52.4
31.58 15,823 0.84 – 0.56 34.3
7.30 (c) 30,886 0.54 (e) – 2.82 (e) 35.2 (e)
15.10 29,749 0.54 – 1.39 41.9
29.20 28,551 0.54 – 1.32 18.3
7.04 24,555 0.54 – 1.21 25.6
(18.66) 23,881 0.54 – 1.86 52.4
31.91 30,075 0.53 – 0.86 34.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2026(b) $ 12.87 $ 0.25 $ 0.11 $ 0.36 ( $ 0.25) ( $ 0.09) ( $ 0.34) $ 12.89
2025 12.17 0.36 0.69 1.05 (0.35) – (0.35) 12.87
2024 10.75 0.35 1.42 1.77 (0.35) – (0.35) 12.17
2023 10.78 0.26 (0.03) 0.23 (0.26) – (0.26) 10 .75
2022 13.56 0.28 (2.25) (1.97) (0.28) (0.53) (0.81) 10.78
2021 12.38 0.23 1.29 1.52 (0.23) (0.11) (0.34) 13.56
Class C shares
2026(b) 12.72 0.19 0.11 0.30 (0.20) (0.09) (0.29) 12.73
2025 12.02 0.27 0.68 0.95 (0.25) – (0.25) 12.72
2024 10.62 0.27 1.38 1.65 (0.25) – (0.25) 12.02
2023 10.66 0.18 (0.05) 0.13 (0.17) – (0.17) 10.62
2022 13.41 0.19 (2.22) (2.03) (0.19) (0.53) (0.72) 10.66
2021 12.24 0.13 1.27 1.40 (0.12) (0.11) (0.23) 13.41
Class J shares
2026(b) 12.73 0.25 0.11 0.36 (0.26) ( 0 .09) (0.35) 12.74
2025 12.03 0.37 0.70 1.07 (0.37) – (0.37) 12.73
2024 10.63 0.37 1.40 1.77 (0.37) – (0.37) 12.03
2023 10.67 0.28 (0.04) 0.24 (0.28) – (0.28) 10.63
2022 13.43 0.29 (2.22) (1.93) (0.30) (0.53) (0.83) 10.67
2021 12.26 0.25 1.28 1.53 (0.25) (0.11) (0.36) 13.43
Institutional shares
2026(b) 12.82 0.26 0.11 0.37 (0.27) (0.09) (0.36) 12.83
2025 12.12 0.38 0.70 1.08 (0.38) – (0.38) 12.82
2024 10.70 0.38 1.42 1.80 (0.38) – (0.38) 12.12
2023 10.74 0.29 (0.04) 0.25 (0.29) – (0.29) 10.70
2022 13.51 0.31 (2.23) (1.92) (0.32) (0.53) (0.85) 10.74
2021 12.34 0.26 1.28 1.54 (0.26) (0.11) (0.37) 13.51
R-3 shares
2026(b) 12.79 0.23 0.10 0.33 (0.23) (0.09) (0.32) 12.80
2025 12.09 0.37 0.65 1.02 (0.32) – (0.32) 12.79
2024 10.68 0.32 1.41 1.73 (0.32) – (0.32) 12.09
2023 10.71 0.24 (0.04) 0.20 (0.23) – (0.23) 10.68
2022 13.48 0.25 (2.24) (1.99) (0.25) (0.53) (0.78) 10.71
2021 12.31 0.19 1.28 1.47 (0.19) (0.11) (0.30) 13.48
R-5 shares
2026(b) 12.80 0.25 0.10 0.35 (0.25) (0.09) (0.34) 12.81
2025 12.09 0.37 0.70 1.07 (0.36) – (0.36) 12.80
2024 10.68 0.30 1.46 1.76 (0.35) – (0.35) 12.09
2023 10.72 0.26 (0.04) 0.22 (0.26) – (0.26) 10.68
2022 13 .48 0.28 (2.22) (1.94) (0.29) (0.53) (0.82) 10.72
2021 12.31 0.23 1.28 1.51 (0.23) (0.11) (0.34) 13.48

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.88% (c),(d) $ 843,999 0.59% (e) – % 3.86% (e) 20.7% (e)
8.82 (d) 868,475 0.59 – 2.91 23.9
16.58 (d) 918,982 0.59 – 2.99 19.8
2.05 (d) 919,005 0.61 – 2.33 20.8
(15.28) (d) 1,032,096 0.60 – 2.32 57.3
12.40 (d) 1,289,067 0.59 – 1.72 29.3
2.42 (c),(d) 44,545 1.39 (e) – 3.08 (e) 20.7 (e)
8.06 (d) 51,518 1.38 – 2.19 23.9
15.67 (d) 71,603 1.38 – 2 .29 19.8
1.15 (d) 91,832 1.40 – 1.60 20.8
(15.90) (d) 135,741 1.38 – 1.57 57.3
11.58 (d) 205,567 1.36 – 0.96 29.3
2.91 (c),(d) 1,082,029 0.44 (e) – 4.01 (e) 20.7 (e)
9.09 (d) 1,114,673 0.44 (f) 0.44 (g) 3.05 23.9
16.78 (d) 1,151,699 0.42 (f) 0.44 (g) 3.13 19.8
2.16 (d) 1,064,611 0.43 (f) 0.45 (g) 2.49 20.8
(15.14) (d) 1,086,460 0.44 (f) 0.46 (g) 2.48 57.3
12.61 (d) 1,321,469 0.44 (f) 0.46 (g) 1.88 29.3
2.95 (c) 191,569 0.32 (e) – 4.10 (e) 20.7 (e)
9.15 186,610 0.32 – 3.12 23.9
16.98 180,539 0.32 – 3.22 19.8
2.25 164,167 0.32 – 2.60 20.8
(15.01) 173,873 0.31 – 2 .62 57.3
12.68 236,379 0.31 – 2.00 29.3
2.69 (c) 2,626 0.85 (e) – 3.58 (e) 20.7 (e)
8.59 2,603 0.85 – 3.04 23.9
16.30 3,170 0.85 – 2.75 19.8
1.81 3,109 0.85 – 2.15 20.8
(15.51) 3,569 0.85 – 2.07 57.3
12.11 5,117 0.84 – 1.48 29.3
2.85 (c) 6,916 0.54 (e) – 3.93 (e) 20.7 (e)
9.00 8,083 0.54 – 2.99 23.9
16.67 20,849 0.54 – 2.58 19.8
2.03 7,888 0.54 – 2.37 20.8
(15.16) 8,059 0.54 – 2.38 57.3
12.46 10,225 0.53 – 1.78 29.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2026(b) $ 25.64 $ 0.29 $ 1.61 $ 1.90 ( $ 0.27) ( $ 2.50) ( $ 2.77) $ 24.77
2025 23.61 0.23 3.39 3.62 (0.21) (1.38) (1.59) 25 .64
2024 18.11 0.20 5.53 5.73 (0.17) (0.06) (0.23) 23.61
2023 18.24 0.14 1.32 1.46 (0.13) (1.46) (1.59) 18.11
2022 24.57 0.34 (4.93) (4.59) (0.34) (1.40) (1.74) 18.24
2021 18.57 0.17 6.67 6.84 (0.17) (0.67) (0.84) 24.57
Class C shares
2026(b) 21.70 0.17 1.34 1.51 (0.14) (2.50) (2.64) 20.57
2025 20.22 0.04 2.88 2.92 (0.06) (1.38) (1.44) 21.70
2024 15.54 0.03 4.74 4.77 (0.03) (0.06) (0.09) 20 .22
2023 15.88 (0.01) 1.13 1.12 – (1.46) (1.46) 15.54
2022 21.60 0.17 (4.33) (4.16) (0.16) ( 1 .40) (1.56) 15.88
2021 16.43 0.01 5.87 5.88 (0.04) (0.67) (0.71) 21.60
Class J shares
2026(b) 24.19 0.28 1.53 1.81 (0.31) (2.50) (2.81) 23.19
2025 22.38 0.24 3.20 3.44 (0.25) (1.38) (1.63) 24.19
2024 17.18 0.21 5.26 5.47 (0.21) (0.06) (0.27) 22.38
2023 17.39 0.15 1.26 1.41 (0.16) (1.46) (1.62) 17.18
2022 23.51 0.35 (4.70) (4.35) (0.37) (1.40) (1.77) 17.39
2021 17.80 0.19 6.39 6.58 (0.20) (0.67) (0.87) 23.51
Institutional shares
2026(b) 24.70 0.31 1.55 1.86 (0.34) (2.50) (2.84) 23.72
2025 22.80 0.29 3.27 3.56 (0.28) (1.38) (1.66) 24.70
2024 17.50 0.25 5.35 5.60 (0.24) (0.06) (0.30) 22.80
2023 17.69 0.19 1.27 1.46 (0.19) (1.46) (1.65) 17.50
2022 23.88 0.40 (4.78) (4.38) (0.41) (1.40) (1.81) 17.69
2021 18.06 0.23 6.49 6.72 (0.23) (0.67) (0.90) 23.88
R-3 shares
2026(b) 24.09 0.26 1.48 1.74 (0.23) (2.50) (2.73) 23.10
2025 22.27 0.14 3.21 3.35 (0.15) (1.38) (1.53) 24.09
2024 17.10 0.13 5.23 5.36 (0.13) (0.06) (0.19) 22.27
2023 17.31 0.09 1.25 1.34 (0.09) (1.46) (1.55) 17.10
2022 23.43 0.32 (4.74) (4.42) (0.30) (1.40) (1.70) 17.31
2021 17.72 0.08 6.40 6.48 (0.10) (0.67) (0.77) 23.43
R-5 shares
2026(b) 24.26 0.27 1.53 1.80 (0.29) (2.50) (2.79) 23.27
2025 22.43 0.23 3.22 3.45 (0.24) (1.38) (1.62) 24.26
2024 17.23 0.19 5.27 5.46 (0.20) (0.06) (0.26) 22.43
2023 17.43 0.14 1.26 1.40 (0.14) (1.46) (1.60) 17.23
2022 23.56 0.33 (4.70) (4.37) (0.36) (1.40) (1.76) 17.43
2021 17.84 0.17 6.40 6.57 (0.18) (0.67) (0.85) 23.56

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.30% (c),(d) $ 1,434,637 0.59% (e) – % 2.39% (e) 39.5% (e)
16.41 (d) 1,394,075 0.59 – 0.96 44.8
31.89 (d) 1,305,661 0.60 – 0.89 18.2
8.57 (d) 1,081,383 0.63 – 0.73 27.2
(19.99) (d) 1,066,233 0.61 – 1.67 49.5
37.68 (d) 1,401,140 0.60 – 0.75 26.3
7.90 (c),(d) 67,506 1.37 (e) – 1.67 (e) 39.5 (e)
15.53 (d) 66,773 1.38 – 0.22 44.8
30.84 (d) 70,160 1.39 – 0.14 18.2
7.61 (d) 66,235 1.45 – (0.03) 27.2
(20.59) (d) 77,837 1.41 – 0.94 49.5
36.56 (d) 115,136 1.39 – 0.04 26.3
8.41 (c),(d) 610,453 0.46 (e) – 2.49 (e) 39.5 (e)
16.52 (d) 573,321 0.46 (f) 0.46 (g) 1.07 44.8
32.10 (d) 493,983 0.44 (f) 0.46 (g) 1.02 18.2
8.73 (d) 372,876 0.47 (f) 0.49 (g) 0.87 27.2
(19.87) (d) 334,032 0.47 (f) 0.49 (g) 1.78 49.5
37.88 (d) 410,297 0.46 (f) 0.48 (g) 0.88 26.3
8.48 (c) 408,248 0.30 (e) – 2.66 (e) 39.5 (e)
16.77 381,234 0.30 – 1.26 44.8
32.27 356,421 0.30 – 1.19 18.2
8.89 299,870 0.30 – 1.04 27.2
(19.73) 271,120 0.29 – 1.99 49.5
38.14 362,447 0.29 – 1.05 26.3
8.14 (c) 7,795 0.85 (e) – 2.34 (e) 39.5 (e)
16.13 9,073 0.85 – 0.65 44.8
31.55 7,327 0.85 – 0.62 18.2
8.33 6,746 0.85 – 0.50 27 .2
(20.20) 6,564 0.85 – 1.60 49.5
37.38 9,782 0.84 – 0.36 26.3
8.35 (c) 33,268 0.54 (e) – 2.44 (e) 39.5 (e)
16.50 32,154 0.54 – 1.05 44.8
31.92 28,145 0.54 – 0.91 18.2
8.67 19,279 0.54 – 0.79 27.2
(19.95) (h) 19,246 0.54 – 1.70 49.5
37.80 (h) 24,908 0.53 – 0.77 26.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2026(b) $ 12.16 $ 0.23 ( $ 0.06) $ 0.17 ( $ 0.22) $ – ( $ 0.22) $ 12.11
2025 11.99 0.44 0.18 0.62 (0.45) – (0.45) 12.16
2024 11.57 0.41 0.42 0.83 (0.41) – (0.41) 11.99
2023 11.40 0.32 0.18 0.50 (0.33) – (0.33) 11.57
2022 12.32 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.40
2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32
Class C shares
2026(b) 12.16 0.17 (0.06) 0.11 (0.16) – (0.16) 12.11
2025 11.99 0.33 0.17 0.50 (0.33) – (0.33) 12.16
2024 11.58 0.30 0.41 0.71 (0.30) – (0.30) 11.99
2023 11.40 0.21 0.18 0.39 (0.21) – (0.21) 11.58
2022 12.32 0.05 (0.86) (0.81) (0.05) (0.06) (0.11) 11.40
2021 12.55 – (0.13) (0.13) (0.01) (0.09) (0.10) 12.32
Class J shares
2026(b) 12.15 0.23 (0.06) 0.17 (0.22) – (0.22) 12.10
2025 11.98 0.44 0.18 0.62 (0.45) – (0.45) 12.15
2024 11.56 0.42 0.42 0 .84 (0.42) – (0.42) 11.98
2023 11.39 0.33 0.17 0.50 (0.33) – (0.33) 11.56
2022 12.31 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.39
2021 12.53 0.12 (0.13) (0.01) (0.12) (0.09) (0.21) 12.31
Institutional shares
2026(b) 12.15 0.24 (0.06) 0.18 (0.23) – (0.23) 12.10
2025 11.98 0.47 0.17 0.64 (0.47) – (0.47) 12.15
2024 11.57 0.44 0.41 0.85 (0.44) – (0.44) 11.98
2023 11.39 0.35 0.18 0.53 (0.35) – (0.35) 11.57
2022 12.31 0.18 (0.85) (0.67) (0.19) (0.06) (0.25) 11.39
2021 12.53 0.14 (0.13) 0.01 (0.14) (0.09) (0.23) 12.31
R-3 shares
2026(b) 12.16 0.21 (0.06) 0.15 (0.20) – (0.20) 12.11
2025 11.99 0.40 0.18 0.58 (0.41) – (0.41) 12.16
2024 11.57 0.37 0.42 0.79 (0.37) – (0.37) 11.99
2023 11.40 0.29 0.17 0.46 (0.29) – (0.29) 11.57
2022 12.32 0.12 (0.86) (0.74) (0.12) (0.06) (0.18) 11.40
2021 12.54 0.07 (0.12) (0.05) (0.08) (0.09) (0.17) 12.32
R-5 shares
2026(b) 12.16 0.23 (0.06) 0 .17 (0.22) – (0.22) 12.11
2025 11.99 0.44 0.17 0.61 (0.44) – (0.44) 12.16
2024 11.58 0 .41 0.41 0.82 (0.41) – (0.41) 11.99
2023 11.40 0.32 0.19 0.51 (0.33) – (0.33) 11.58
2022 12.32 0 .16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.40
2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.43% (c),(d) $ 311,886 0.60% (e) – % 3.80% (e) 45.3% (e)
5.22 (d) 325,160 0.60 – 3.67 42.3
7.27 (d) 315,310 0.63 – 3.46 46.7
4 .39 (d) 316,038 0.65 – 2.79 35.4
(5.73) (d) 353,052 0.65 – 1.32 28.4
(0.17) (d) 470,326 0.67 – 0.89 52.4
0.95 (c),(d) 10,252 1.57 (e) – 2.82 (e) 45.3 (e)
4.23 (d) 12,936 1.54 – 2.73 42.3
6.17 (d) 15,263 1.58 – 2.51 46.7
3.46 (d) 17,277 1.63 – 1.79 35.4
(6.61) (d) 23,675 1.57 – 0.38 28.4
(1.09) (d) 34,992 1.56 – 0.02 52.4
1.44 (c),(d) 100,359 0.57 (e) – 3.82 (e) 45.3 (e)
5.24 (d) 104,710 0.59 (f) 0.59 (g) 3.69 42.3
7.32 (d) 109,830 0.59 (f) 0.60 (g) 3.50 46.7
4.43 (d) 115,360 0.61 (f) 0.63 (g) 2.83 35.4
(5.72) (d) 127,563 0.62 (f) 0.64 (g) 1.36 28.4
(0.13) (d) 154,334 0.62 (f) 0.65 (g) 0.94 52.4
1.53 (c) 2,938,944 0.39 (e) – 4.00 (e) 45.3 (e)
5.44 3,069,877 0.39 – 3.88 42.3
7.40 2,865,011 0.43 – 3.67 46.7
4.72 2,375,615 0.42 (h) – 3.02 35.4
(5.53) 2,654,929 0.43 (h) – 1.53 28.4
0.06 3,531,191 0.43 (h) – 1.14 52.4
1.27 (c) 6,495 0.91 (e) – 3.49 (e) 45.3 (e)
4.88 6,658 0.92 – 3.35 42.3
6.93 9,050 0.95 – 3.14 46.7
4.07 9,999 0.95 – 2.50 35.4
(6.03) 9,841 0.96 – 1.02 28.4
(0.48) 10,268 0.98 – 0.58 52.4
1.42 (c) 9,848 0.60 (e) – 3.79 (e) 45.3 (e)
5.21 11,445 0.61 – 3.67 42.3
7.17 7,909 0.64 – 3.44 46.7
4.49 8,616 0.64 – 2.80 35.4
(5.74) 9,125 0.65 – 1.31 28.4
(0.17) 11,377 0.67 – 0.90 52.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2026(b) $ 28.70 $ – $ 3.51 $ 3.51 $ – ( $ 1.54) ( $ 1.54) $ 30.67
2025 25.95 (0.01) 3.24 3.23 (0.02) (0.46) (0.48) 28.70
2024 20.93 0.05 5.70 5.75 (0.04) (0.69) (0.73) 25.95
2023 22.97 0.02 (2.06) (2.04) – – – 20.93
2022 30.71 (0.02) (5.59) (5.61) – (2.13) (2.13) 22.97
2021 20.37 (0.10) 11.00 10.90 – ( 0 .56) (0.56) 30.71
Class J shares
2026(b) 27.06 0.01 3.30 3.31 (0.03) (1.54) (1.57) 28.80
2025 24.50 0.03 3.05 3.08 (0.06) (0.46) (0.52) 27.06
2024 19.80 0.08 5.39 5.47 (0.08) (0.69) (0.77) 24.50
2023 21.72 0.05 (1.95) (1.90) (0.02) – (0.02) 19.80
2022 29.11 0.02 (5.28) (5.26) – (2.13) (2.13) 21.72
2021 19.30 (0.05) 10.42 10.37 – (0.56) (0.56) 29.11
Institutional shares
2026(b) 31.93 0.03 3.93 3.96 (0.06) (1.54) (1.60) 34.29
2025 28.80 0.06 3.61 3.67 (0.08) (0.46) (0.54) 31.93
2024 23.16 0.13 6.31 6.44 (0.11) (0.69) (0.80) 28.80
2023 25.39 0.11 (2.29) (2.18) (0.05) – (0.05) 23.16
2022 33.60 0.06 (6.14) (6.08) – (2.13) (2.13) 25.39
2021 22.21 (0.03) 12.01 11 .98 – (0.59) (0.59) 33.60
R-3 shares
2026(b) 28.36 (0.03) 3.46 3.43 – (1.54) (1.54) 30.25
2025 25.67 (0.06) 3.21 3.15 – (0.46) (0.46) 28.36
2024 20.72 – 5.65 5.65 (0.01) (0.69) (0.70) 25.67
2023 22.78 (0.01) (2.05) (2.06) – – – 20.72
2022 30.51 (0.06) (5.54) (5.60) – (2.13) (2.13) 22.78
2021 20.28 (0.15) 10.94 10.79 – (0.56) (0.56) 30.51
R-5 shares
2026(b) 31.36 0.02 3.84 3.86 (0.01) (1.54) (1.55) 33.67
2025 28.32 0.03 3.53 3.56 (0.06) (0.46) (0.52) 31.36
2024 22.79 0.08 6.21 6.29 (0.07) (0.69) (0.76) 28.32
2023 24.98 0.07 (2.25) (2.18) (0.01) – (0.01) 22.79
2022 33.14 0.02 (6.05) (6.03) – (2.13) (2.13) 24.98
2021 21.91 (0.07) 11.86 11.79 – (0.56) (0.56) 33.14
R-6 shares
2026(b) 31.97 0.06 3.92 3.98 (0.09) (1.54) (1.63) 34.32
2025 28.84 0.10 3.60 3.70 (0.11) (0.46) (0.57) 31.97
2024 23.19 0.15 6.33 6.48 (0.14) (0.69) (0.83) 28.84
2023 25.42 0.13 (2.28) (2.15) (0.08) – (0.08) 23.19
2022 33.61 0.08 (6.14) (6.06) – (2.13) (2.13) 25.42
2021 22.21 – 12.01 12.01 – (0.61) (0.61) 33.61

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.77% (c),(d),(e) $ 280,186 1.10% (f) – % (0.02) % (f) 65.4% (f)
12.68 (e) 262,541 1.11 – (0.03) 31.4
27.75 (e) 263,797 1.11 – 0.19 41.1
(8.88) (e) 230,211 1.19 – 0.08 28.7
(19.05) (e) 253,893 1.14 – (0.07) 18.7
54.21 (e) 348,066 1.12 – (0.35) 38.0
12.83 (c),(d),(e) 207,483 0.97 (f) – 0.11 (f) 65.4 (f)
12.85 (e) 192,751 0.97 (g) 0.97 (h) 0.10 31.4
27.94 (e) 192,105 0.96 (g) 0.97 (h) 0.34 41.1
(8.75) (e) 165,565 1.02 (g) 1.04 (h) 0.24 28.7
(18.88) (e) 193,888 0.99 (g) 1.01 (h) 0.08 18.7
54.39 (d),(e) 259,335 0.98 (g) 1.00 (h) (0.20) 38.0
12.87 (c) 649,465 0.85 (f),(i) – 0.21 (f) 65.4 (f)
12 .99 751,830 0.85 (i) – 0.22 31.4
28.10 745,771 0.85 (i) – 0.47 41.1
(8.61) 378,571 0.85 (i) – 0.42 28.7
(18.79) 411,643 0.85 (i) – 0.21 18.7
54.64 577,259 0.85 (i) – (0.09) 38.0
12.63 (c),(d) 16,780 1.30 (f) – (0.22) (f) 65.4 (f)
12.51 17,143 1.30 – (0.23) 31.4
27.55 15,484 1.31 – (0.01) 41.1
(9.04) 14,313 1.31 – (0.05) 28.7
(19.15) 14,119 1.31 – (0.24) 18.7
53.90 15,267 1.31 – (0.54) 38.0
12.81 (c),(d) 40,623 0.99 (f) – 0.10 (f) 65.4 (f)
12.83 58,569 0.99 – 0.09 31.4
27.87 44,708 1.00 – 0.30 41.1
(8.72) 38,705 1.00 – 0.26 28.7
(18.91) 50,244 1.00 – 0.09 18.7
54.46 44,522 1.00 – (0.23) 38.0
12.98 (c),(d) 905,790 0.73 (f),(i) – 0.35 (f) 65.4 (f)
13.10 981,889 0.73 (i) – 0.35 31.4
28.23 986,896 0.74 (i) – 0.53 41.1
(8.49) 200,915 0.76 (i) – 0.51 28.7
(18.72) 221,952 0.75 (i) – 0.32 18.7
54.76 169,609 0.75 (i) – 0.01 38.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2026(b) $ 9.31 ( $ 0.03) $ 1.05 $ 1.02 $ – ( $ 1.41) ( $ 1.41) $ 8.92
2025 9.29 (0.05) 1.27 1.22 (0.08) (1.12) (1.20) 9.31
2024 6.89 (0.04) 2.44 2.40 – – – 9.29
2023 7.47 (0.04) (0.44) (0.48) – (0.10) (0.10) 6.89
2022 13.34 (0.06) (3.36) (3.42) – (2.45) (2.45) 7.47
2021 10.37 (0.09) 3.94 3.85 – (0.88) (0.88) 13.34
Institutional shares
2026(b) 16.74 (0.04) 2.04 2.00 – (1.41) (1.41) 17.33
2025 15.75 (0.07) 2.26 2.19 (0.08) (1.12) (1.20) 16.74
2024 11.66 (0.05) 4.14 4.09 – – – 15 .75
2023 12.54 (0.04) (0.74) (0.78) – (0.10) (0.10) 11.66
2022 20.54 (0.07) (5.48) (5.55) – (2.45) (2.45) 12.54
2021 15.56 (0.12) 5.98 5.86 – (0.88) (0.88) 20.54
R-3 shares
2026(b) 11.85 (0.05) 1.38 1.33 – (1.41) (1.41) 11.77
2025 11.51 (0.10) 1.61 1.51 (0.05) (1.12) (1.17) 11.85
2024 8.56 (0.09) 3.04 2.95 – – – 11.51
2023 9.28 (0.07) (0.55) (0.62) – (0.10) (0.10) 8.56
2022 15.96 (0.10) (4.13) (4.23) – (2.45) (2.45) 9.28
2021 12.30 (0.16) 4.70 4.54 – (0.88) (0.88) 15.96
R-5 shares
2026(b) 14.78 (0.04) 1.78 1.74 – (1.41) (1.41) 15.11
2025 14.06 (0.08) 1.99 1.91 (0.07) (1.12) (1.19) 14.78
2024 10.43 (0.06) 3.69 3.63 – – – 14.06
2023 11.24 (0.05) (0.66) (0.71) – (0.10) (0.10) 10.43
2022 18.71 (0.08) (4.94) (5.02) – (2.45) (2.45) 11.24
2021 14.25 (0.13) 5.47 5.34 – (0.88) (0.88) 18.71
R-6 shares
2026(b) 16.81 (0.03) 2.05 2.02 – (1.41) (1.41) 17.42
2025 15.81 (0.05) 2.27 2.22 (0.10) (1.12) (1.22) 16.81
2024 11.70 (0.03) 4.14 4.11 – – – 15.81
2023 12.57 (0.02) (0.75) (0.77) – (0.10) (0.10) 11.70
2022 20.56 (0.05) (5.49) (5.54) – (2.45) (2.45) 12.57
2021 15.55 (0.10) 5.99 5.89 – (0.88) (0.88) 20.56

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.95% (c),(d) $ 76,707 1.10% (e),(f) – % (0.62) % (e) 77.9% (e)
14.71 (d) 71,569 1.11 (g) 1.13 (h) (0.62) 70.1
34.83 (d) 69,270 1.09 (g) 1.13 (h) (0.49) 61.2
(6.47) (d) 56,943 1.14 (g) 1.18 (h) (0.49) 50.3
(29.78) (d) 63,827 1.11 (g) 1.15 (h) (0.64) 50.7
38.18 (d) 103,343 1.07 (g) 1.11 (h) (0.74) 62.1
13.06 (c) 94,913 0 .95 (e),(f) – (0.47) (e) 77.9 (e)
14.83 96,068 0.95 (f) – (0.46) 70.1
35.08 114,047 0.96 (f) – (0.35) 61.2
(6.25) 133,979 0.97 (f) – (0.32) 50.3
(29.74) (i) 195,117 0.94 (f) – (0.47) 50.7
38.44 (i) 300,718 0.93 (f) – (0.60) 62.1
12.77 (c) 16,507 1.41 (e),(f) – (0.93) (e) 77.9 (e)
14.32 16,554 1.41 (f) – (0.93) 70.1
34.46 15,205 1.41 (f) – (0.80) 61.2
(6.62) (i) 11,855 1.41 (f) – (0.75) 50.3
(30.07) (i) 13,703 1.40 (f) – (0.94) 50.7
37.78 18,489 1.40 (f) – (1.07) 62.1
13.03 (c) 32,133 1.10 (e),(f) – (0.62) (e) 77.9 (e)
14.65 29,868 1.10 (f) – (0.62) 70.1
34.80 23,968 1.10 (f) – (0.49) 61.2
(6.34) 20,970 1.10 (f) – (0.44) 50.3
(29.79) 32,559 1.09 (f) – (0.63) 50.7
38.24 50,285 1.09 (f) – (0.75) 62.1
13.13 (c) 2,124,531 0.84 (e),(f) – (0.36) (e) 77.9 (e)
14.99 1,976,046 0.84 (f) – (0.36) 70.1
35.13 1,892,007 0.84 (f) – (0.23) 61.2
(6.07) (i) 1,786,028 0.84 (f) – (0.19) 50.3
(29.67) (i) 1,935,411 0.84 (f) – (0.37) 50.7
38.60 2,780,704 0.83 (f) – (0.50) 62.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2026(b) $ 24.14 $ 0.17 $ 3.60 $ 3.77 ( $ 0.29) ( $ 2.34) ( $ 2.63) $ 25.28
2025 25.21 0.25 0.99 1.24 (0.30) (2.01) (2.31) 24.14
2024 20.38 0.31 5.61 5.92 (0.34) (0.75) (1.09) 25.21
2023 24.87 0.31 (2.19) (1.88) (0.28) (2.33) (2.61) 20.38
2022 31.18 0.27 (3.84) (3.57) (0.25) (2.49) (2.74) 24.87
2021 20.17 0.24 11.32 11.56 (0.24) (0.31) (0.55) 31.18
Institutional shares
2026(b) 26.56 0.22 3.99 4.21 (0.33) (2.34) (2.67) 28.10
2025 27.51 0.32 1.07 1.39 (0.33) (2.01) (2.34) 26.56
2024 22.15 0.38 6.12 6.50 (0.39) (0.75) (1.14) 27.51
2023 26.79 0.38 (2.36) (1.98) (0.33) (2.33) (2.66) 22.15
2022 33.36 0.34 (4.12) (3.78) (0.30) (2.49) (2.79) 26.79
2021 21.54 0.31 12.09 12.40 (0.27) (0.31) (0.58) 33.36
R-3 shares
2026(b) 27.34 0.15 4.13 4.28 (0.21) (2.34) (2.55) 29.07
2025 28.25 0.19 1.11 1.30 (0.20) (2.01) (2.21) 27.34
2024 22.72 0.26 6.27 6.53 (0.25) (0.75) (1.00) 28.25
2023 27.39 0.26 (2.42) (2.16) (0.18) ( 2 .33) (2.51) 22.72
2022 34.04 0.20 (4.22) (4.02) (0.14) (2.49) (2.63) 27.39
2021 21.99 0.16 12.35 12.51 (0.15) (0.31) (0.46) 34.04
R-5 shares
2026(b) 28.11 0.20 4.25 4.45 (0.27) (2.34) (2.61) 29.95
2025 28.99 0.28 1.14 1.42 (0.29) (2.01) (2.30) 28.11
2024 23.29 0.35 6.43 6.78 (0.33) (0.75) (1.08) 28.99
2023 28.03 0.35 (2.49) (2.14) (0.27) (2.33) (2.60) 23.29
2022 34.76 0.29 (4.30) (4.01) (0.23) (2.49) (2.72) 28.03
2021 22.44 0.26 12.60 12.86 (0.23) (0.31) (0.54) 34.76
R-6 shares
2026(b) 26.55 0.22 3.99 4.21 (0.35) (2.34) (2.69) 28.07
2025 27.49 0.33 1.09 1.42 (0.35) (2.01) (2.36) 26.55
2024 22.14 0.39 6.11 6.50 (0.40) (0.75) (1.15) 27.49
2023 26.78 0.39 (2.36) (1.97) (0.34) (2.33) (2.67) 22.14
2022 33.35 0.35 (4.11) (3.76) (0.32) (2.49) (2.81) 26.78
2021 21.54 0.33 12.08 12.41 (0.29) (0.31) (0.60) 33.35

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16.97% (c),(d) $ 193,293 0.39% (e) – % 1.48% (e) 28.1% (e)
5 .21 (d) 172,867 0.39 (f) 0.39 (g) 1.07 35.9
29.50 (d) 183,530 0.38 (f) 0.39 (g) 1.30 22.4
(8.04) (d) 152,416 0.42 (f) 0.44 (g) 1.35 27.5
(12.25) (d) 175,397 0.40 (f) 0.42 (g) 1.01 15.9
57.97 (d) 209,971 0.39 (f) 0.41 (g) 0.83 11.9
17.10 (c) 182,173 0.21 (e),(h) – 1.66 (e) 28.1 (e)
5.35 173,727 0.21 (h) – 1.25 35.9
29.76 222,349 0.21 (h) – 1.47 22.4
(7.85) 200,564 0.21 (h) – 1.56 27.5
(12.08) 229,566 0.21 (h) – 1.19 15.9
58.26 291,508 0.21 (h) – 1.01 11.9
16.77 (c) 71,542 0.73 (e) – 1.14 (e) 28.1 (e)
4.84 63,644 0.73 – 0.73 35.9
29.09 66,441 0.73 – 0.96 22.4
(8.33) 64,740 0.73 – 1.04 27.5
(12.54) 79,204 0.73 – 0.67 15.9
57.42 103,119 0.73 – 0.49 11.9
16.96 (c) 83,452 0.42 (e) – 1.45 (e) 28.1 (e)
5.16 86,244 0.42 – 1.04 35.9
29.49 88,918 0.42 – 1.26 22.4
(8.07) 80,736 0.42 – 1.35 27.5
(12.25) 103,304 0.42 – 0.99 15.9
57.89 128,741 0.42 – 0.80 11.9
17.08 (c) 802,694 0.16 (e) – 1.71 (e) 28.1 (e)
5.45 723,748 0.17 – 1.29 35.9
29.78 623,848 0.16 – 1.52 22.4
(7.80) 514,879 0.17 – 1.60 27.5
(12.04) 533,682 0.16 (h) – 1.24 15.9
58.33 646,055 0 .16 (h) – 1.06 11.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2026(b) $ 11.37 $ 0.05 $ 1.73 $ 1.78 ( $ 0.12) ( $ 0.87) ( $ 0.99) $ 12.16
2025 12.06 0.11 0.46 0.57 (0.14) (1.12) (1.26) 11.37
2024 9.88 0.12 2.41 2.53 (0.10) (0.25) (0.35) 12.06
2023 11.41 0.09 (0.42) (0.33) (0.06) (1.14) (1.20) 9.88
2022 14.02 0.05 (0.75) (0.70) (0.06) (1.85) (1.91) 11.41
2021 8.63 0.04 5.39 5.43 (0.04) – (0.04) 14.02
Institutional shares
2026(b) 11.97 0.07 1.82 1.89 (0.15) (0.87) (1.02) 12.84
2025 12.62 0.15 0.48 0.63 (0.16) (1.12) (1.28) 11.97
2024 10.34 0.16 2.50 2.66 (0.13) ( 0 .25) (0.38) 12.62
2023 11.88 0.13 (0.44) (0.31) (0.09) (1.14) (1.23) 10.34
2022 14.50 0.09 ( 0 .77) (0.68) (0.09) (1.85) (1.94) 11.88
2021 8.94 0.09 5.56 5.65 (0.09) – (0.09) 14.50
R-3 shares
2026(b) 11.05 0.04 1.67 1.71 (0.09) (0.87) (0.96) 11.80
2025 11.75 0.08 0.45 0.53 (0.11) (1.12) (1.23) 11.05
2024 9.65 0.08 2.35 2.43 (0.08) (0.25) (0.33) 11.75
2023 11.17 0.07 (0.41) (0.34) (0.04) (1.14) (1.18) 9.65
2022 13.76 0.02 (0.73) (0.71) (0.03) (1.85) (1.88) 11.17
2021 8.48 0.02 5.29 5.31 (0.03) – (0.03) 13.76
R-5 shares
2026(b) 11.60 0.06 1.76 1.82 (0.12) (0.87) (0.99) 12.43
2025 12.28 0.12 0.46 0.58 (0.14) (1.12) (1.26) 11.60
2024 10.06 0.13 2.44 2.57 (0.10) (0.25) (0.35) 12.28
2023 11.59 0.10 (0.42) (0.32) (0.07) (1.14) (1.21) 10.06
2022 14.20 0.06 (0.75) (0.69) (0.07) (1.85) (1.92) 11.59
2021 8.75 0.06 5.45 5.51 (0.06) – (0.06) 14.20
R-6 shares
2026(b) 11.96 0.08 1.81 1.89 (0.15) (0.87) (1.02) 12.83
2025 12.61 0.15 0.48 0.63 (0.16) (1.12) (1.28) 11.96
2024 10.33 0.16 2.51 2.67 (0.14) (0.25) (0.39) 12.61
2023 11.87 0.13 (0.43) (0.30) (0.10) (1.14) (1.24) 10.33
2022 14.50 0.09 (0.77) (0.68) (0.10) (1.85) (1.95) 11.87
2021 8.93 0.10 5.56 5.66 (0.09) – (0.09) 14.50

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16.50% (c),(d) $ 22,320 1.19% (e),(f) – % 0.96% (e) 100.7% (e)
5.13 (d) 18,883 1.21 (g) 1.23 (h) 0.99 89.9
25.67 (d) 23,814 1.21 (g) 1.25 (h) 1.01 73.9
(2.93) (d) 19,813 1.31 (g) 1.35 (h) 0.81 65.2
(5.41) (d) 20,790 1.28 (g) 1.32 (h) 0.40 55.4
63.03 (d) 23,564 1.29 (g) 1.33 (h) 0.35 87.5
16.64 (c) 161,080 0.93 (e),(f) – 1.21 (e) 100.7 (e)
5.47 146,676 0.94 (f) – 1.28 89.9
25.89 171,914 0.96 (f) – 1.30 73.9
(2.58) 193,833 0.96 (f) – 1.18 65.2
(5.02) 185,308 0.96 (f) – 0.73 55.4
63.45 204,526 0.96 (f) – 0.70 87.5
16.40 (c) 6,089 1.44 (e),(f) – 0.71 (e) 100.7 (e)
4 .92 5,422 1.45 (f) – 0.75 89.9
25.27 5,036 1.49 (f) – 0.75 73.9
(3.12) 4,937 1.50 (f) – 0.63 65.2
(5.59) 5,063 1.49 (f) – 0.19 55.4
62.67 6,089 1.49 (f) – 0.14 87.5
16.56 (c) 8,175 1.13 (e),(f) – 1.02 (e) 100.7 (e)
5.18 6,748 1.14 (f) – 1.08 89.9
25.69 6,507 1.18 (f) – 1.10 73.9
(2.82) 10,587 1.19 (f) – 0.94 65.2
(5.28) 13,339 1.18 (f) – 0.51 55.4
63.22 16,754 1.18 (f) – 0.49 87.5
16.61 (c),(i) 1,045,584 0.88 (e),(f) – 1.27 (e) 100.7 (e)
5.59 (i) 917,627 0.89 (f) – 1.31 89.9
25.94 907,192 0.94 (f) – 1.29 73.9
(2.55) 935,878 0.93 (f) – 1 .19 65.2
(5.07) 895,326 0.93 (f) – 0.76 55.4
63.66 1,150,438 0.93 (f) – 0.72 87.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2026(b) $ 6 .69 $ 0 .12 ( $ 0 .05 ) $ 0 .07 ( $ 0 .12 ) ( $ 0 .12 ) $ 6 .64
2025 6 .71 0 .24 ( 0 .01 ) 0 .23 ( 0 .25 ) ( 0 .25 ) 6 .69
2024 6 .34 0 .23 0 .37 0 .60 ( 0 .23 ) ( 0 .23 ) 6 .71
2023 6 .31 0 .21 0 .03 0 .24 ( 0 .21 ) ( 0 .21 ) 6 .34
2022 7 .61 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .17 ) ( 0 .17 ) 6 .31
2021 7 .40 0 .17 0 .21 0 .38 ( 0 .17 ) ( 0 .17 ) 7 .61
Class C shares
2026(b) 6 .72 0 .09 ( 0 .05 ) 0 .04 ( 0 .09 ) ( 0 .09 ) 6 .67
2025 6 .74 0 .18 ( 0 .01 ) 0 .17 ( 0 .19 ) ( 0 .19 ) 6 .72
2024 6 .36 0 .17 0 .38 0 .55 ( 0 .17 ) ( 0 .17 ) 6 .74
2023 6 .33 0 .16 0 .02 0 .18 ( 0 .15 ) ( 0 .15 ) 6 .36
2022 7 .63 0 .11 ( 1 .30 ) ( 1 .19 ) ( 0 .11 ) ( 0 .11 ) 6 .33
2021 7 .43 0 .11 0 .20 0 .31 ( 0 .11 ) ( 0 .11 ) 7 .63
Institutional shares
2026(b) 6 .70 0 .13 ( 0 .05 ) 0 .08 ( 0 .13 ) ( 0 .13 ) 6 .65
2025 6 .72 0 .26 ( 0 .01 ) 0 .25 ( 0 .27 ) ( 0 .27 ) 6 .70
2024 6 .35 0 .25 0 .37 0 .62 ( 0 .25 ) ( 0 .25 ) 6 .72
2023 6 .31 0 .23 0 .03 0 .26 ( 0 .22 ) ( 0 .22 ) 6 .35
2022 7 .61 0 .19 ( 1 .30 ) ( 1 .11 ) ( 0 .19 ) ( 0 .19 ) 6 .31
2021 7 .41 0 .19 0 .20 0 .39 ( 0 .19 ) ( 0 .19 ) 7 .61

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1 .05% (c) ,(d) $ 244,039 0 .93% (e) 0 .73% (e) ,(f) 3 .71% (e) 60 .8% (e)
3 .60 (d) 228,582 0 .92 0 .73 (f) 3 .65 53 .2
9 .54 (d) 257,775 0 .87 0 .72 (f) 3 .38 42 .9
3 .64 (d) 261,663 0 .85 0 .73 (f) 3 .22 36 .9
( 14 .99 ) (d) 299,054 0 .77 0 .73 (f) 2 .44 59 .3
5 .19 (d) 417,381 0 .79 0 .76 (f) 2 .18 24 .8
0 .58 (c) ,(d) 9,298 1 .88 (e) 1 .68 (e) ,(f) 2 .76 (e) 60 .8 (e)
2 .65 (d) 10,791 1 .82 1 .63 (f) 2 .73 53 .2
8 .70 (d) 14,303 1 .77 1 .62 (f) 2 .46 42 .9
2 .71 (d) 16,673 1 .74 (g) 1 .62 (f) ,(g) 2 .33 36 .9
( 15 .67 ) (d) 22,134 1 .61 (g) 1 .57 (f) ,(g) 1 .59 59 .3
4 .17 (d) 35,338 1 .61 (g) 1 .58 (f) ,(g) 1 .37 24 .8
1 .19 (c) 256,476 0 .65 (e) ,(g) 0 .45 (e) ,(f) ,(g) 3 .99 (e) 60 .8 (e)
3 .88 255,757 0 .64 (g) 0 .45 (f) ,(g) 3 .92 53 .2
9 .82 295,345 0 .60 (g) 0 .45 (f) ,(g) 3 .66 42 .9
4 .09 266,213 0 .57 (g) 0 .45 (f) ,(g) 3 .51 36 .9
( 14 .88 ) (h) 278,642 0 .50 (g) 0 .46 (f) ,(g) 2 .72 59 .3
5 .44 (h) 345,082 0 .54 (g) 0 .51 (f) ,(g) 2 .42 24 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Subject to Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2025, January 2026, February
2026, March 2026, April 2026 and May 2026 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income.
As of these month ends, the estimated sources of these distributions were as follows:
December 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 81.77 0.00 18.23
Diversified Income Fund 62.50 0.00 37.50
Diversified International Fund 0.00 100.00 0.00
Global Emerging Markets Fund 40.14 59.86 0.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 33.80 0.00 66.20
Inflation Protection Fund 98.03 0.00 1.97
International Equity Fund 84.10 15.90 0.00
Overseas Fund 89.20 10.80 0.00
Principal Lifetime Hybrid 2055 Fund 99.96 0.04 0.00
Principal Lifetime Hybrid 2060 Fund 99.41 0.59 0.00
Principal Lifetime Hybrid 2065 Fund 99.10 0.90 0.00
SAM Flexible Income Portfolio 99.05 0.00 0.95
January 2026
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 73.23 0.00 26.77
Diversified Income Fund 39.04 0.00 60.96
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 28.59 0.00 71.41
Short-Term Income Fund 99.97 0.00 0.03
SAM Flexible Income Portfolio 86.23 0.00 13.77
February 2026
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 73.99 0.00 26.01
Diversified Income Fund 39.24 0.00 60.76
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 20.28 0.00 79.72
SAM Flexible Income Portfolio 77.39 0.00 22.61
March 2026
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 77.98 0.00 22.02
Diversified Income Fund 50.60 0.00 49.40
Equity Income Fund 93.04 6.96 0.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 25.79 0.00 74.21
SAM Flexible Income Portfolio 84.41 0.00 15.59

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
April 2026
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 28.30 0.00 71.70
Government & High Quality Bond Fund 50.43 0.00 49.57
High Yield Fund 23.66 0.00 76.34
SAM Flexible Income Portfolio 86.57 0.00 13.43
May 2026
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 33.92 0.00 66.08
Government & High Quality Bond Fund 47.32 0.00 52.68
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 91.44 0.00 8.56

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Funds, Inc.
April 30, 2026 (unaudited)

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Funds, Inc.
April 30, 2026 (unaudited)

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Funds, Inc.
April 30, 2026 (unaudited)

The Principal Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the compensation of the Chief Compliance Officer (“CCO”). If the proposal is adopted, these amounts are allocated across all Funds and other PGI sponsored registered investment companies for which the CCO serves as the Chief Compliance Officer. Director’s expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
April 30, 2026 (unaudited)

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) (1) approved an amended Management Agreement between Principal Global Investors, LLC (“PGI” or the “Manager”) and PFI with respect to the Inflation Protection Fund; (2) approved amended sub-advisory agreements between PGI and T. Rowe Price Associates, Inc. (“T. Rowe”) with respect to the PFI LargeCap Growth Fund I,
Westwood Management Corp. (“Westwood”) with respect to the PFI LargeCap Value Fund III, AllianceBernstein L.P. (“AllianceBernstein”)
and Brown Advisory, LLC (“Brown”) with respect to the PFI SmallCap Growth Fund I, and Hotchkis and Wiley Capital Management, LLC
(“Hotchkis and Wiley”) and Vaughan Nelson Investment Management, LP (“Vaughan”) with respect to the PFI SmallCap Value Fund II; and (3)
approved sub-advisory agreements between PGI and Los Angeles Capital Management LLC (“LA Capital”) and Westfield Capital Management
Company, L.P. (“Westfield”) with respect to the PFI LargeCap Growth Fund I.
Approval of Amended Management Agreement for Inflation Protection Fund
On December 9, 2025, the Board of Directors of Principal Funds, Inc. (the “Board”) met to consider for PFI Inflation Protection Fund (the
“Fund”) the approval of an amended management agreement (the “Management Agreement”) between PFI, for the Fund, and Principal Global
Investors, LLC (the “Manager”) in connection with a proposal to amend the management fee schedule to reduce the effective management fee rate payable at all asset levels. The Board noted that the Manager had proposed the amended management fee schedule in connection with a proposal to terminate the Fund’s current investment sub-advisor and change the Fund’s principal investment strategy to a passive investment strategy.
The Board reviewed materials received from the Manager regarding the proposed change in the Fund’s management fee schedule. The Board considered the Manager’s representation that the change in the Fund’s management fee schedule would not reduce the quality or quantity of the services the Manager provides to the Fund and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management
Agreement other than to the Fund’s management fee schedule.
The Board considered that they had last approved the Management Agreement for the Fund during the annual contract renewal process that concluded at the Board’s September 2025 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager under the Management Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Management
Agreement.
Approval of Amended Sub-Advisory Agreements for PFI LargeCap Growth Fund I, PFI LargeCap Value Fund III, PFI SmallCap
Growth Fund I and PFI SmallCap Value Fund II
On March 10, 2026, the Board met to consider for PFI LargeCap Growth Fund I, PFI LargeCap Value Fund III, PFI SmallCap Growth Fund I
and PFI SmallCap Value Fund II (each, a “Fund” and together the “Funds”):
The approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and T. Rowe (a “Sub-Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at certain asset levels for PFI LargeCap Growth Fund I;
The approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Westwood (a “Sub-Advisor”)
in connection with a proposal to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels for
PFI LargeCap Value Fund III;
The approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and AllianceBernstein (a “Sub-
Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels for PFI SmallCap Growth Fund I;
The approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Brown (a “Sub-Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels for PFI
SmallCap Growth Fund I;
The approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Hotchkis and Wiley (a “Sub-
Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels for PFI SmallCap Value Fund II; and
The approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Vaughan Nelson (a “Sub-
Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
April 30, 2026 (unaudited)

levels for PFI SmallCap Value Fund II.
The Board reviewed materials received from the Manager regarding the proposed amendments to the Sub-Advisory Agreements and noted
that because the sub-advisory fees were paid by the Manager, the amendments would not change the management fee rate paid by each Fund.
The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services each Sub-
Advisor provides to each Fund and that each Sub-Advisor’s obligations under its respective Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Sub-Advisory
Agreement other than to the sub-advisory fee schedule.
The Board considered that they had last approved each Sub-Advisory Agreement during the annual contract renewal process that concluded at the
Board’s September 2025 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Sub-Advisor under the applicable Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of each Sub-Advisory Agreement were reasonable and that approval of each Sub-Advisory Agreement was in the best interests of each Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended Sub-
Advisory Agreements.
Approval of Sub-Advisory Agreements for PFI LargeCap Growth Fund I
On March 10, 2026, the Board to consider for PFI LargeCap Growth Fund I (the “Fund”):
The approval of a sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and LA Capital (“Sub-Advisor”) with respect to the Fund; and
The approval of a sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Westfield (“Sub-Advisor”) with respect to the Fund.
As part of their review process, the Board reviewed materials received from the Manager regarding each Sub-Advisor.
Based upon their review, the Board concluded that it was in the best interests of the Fund to approve each Sub-Advisory Agreement. In reaching this conclusion, no single factor was determinative in the Boards’ analysis, but rather the Board considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the
Sub-Advisory Agreements.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services to be provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-Advisor, the investment approach of each Sub-Advisor, the experience and skills of each Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that LA Capital currently provides sub-advisory services to two other series of PFI that are overseen by the Board, and that the Board has reviewed and had approved for renewal those sub-advisory agreements at its September 2025
Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended each Sub-Advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by each Sub-Advisor to the Fund under the applicable Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance
The Board reviewed the historical one, three- and five-year performance returns, gross of proposed fees, as of December 31, 2025 of each Sub-
Advisor in a composite managed in the investment strategy for the investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to historical performance returns of a current sub-advisor to the Fund, a relevant benchmark index and a relevant Morningstar category.
The Board concluded, based upon the information provided, that each Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed sub-advisory fee under each Sub-Advisory Agreement, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under each Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule under each Sub-Advisory Agreement includes breakpoints. The Board noted that the Sub-Advisors advised that they each have one advisory client for which they offer their respective strategies at a lower fee due to their respective client’s role in gaining material

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
April 30, 2026 (unaudited)

scale, and that the Manager found the proposed sub-advisory fee schedules to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee schedule under each Sub-Advisory Agreement was reasonable.
Other Benefits
The Board also considered the character and amount of other indirect benefits to be received by each Sub-Advisor. The Board noted that both
LA Capital and Westfield have soft dollar arrangements in place that are structured to comply with the safe harbor provisions under Section 28(e)
and that the Manager identified no other indirect benefits to be received by the Sub-Advisors.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Sub-Advisory Agreement are fair and reasonable and that approval of each Sub-Advisory Agreement is in the best interests of the Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2026 Principal Financial Services, Inc. | FV942SAR-05 | 04/2026 | 4452059-04/2026

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	6/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	6/9/2026

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	6/9/2026